UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.67%
Consumer Discretionary - 10.40%
Auto Components - 0.19%
Johnson Controls, Inc. (L)	364,282	$9,606,105
The Goodyear Tire & Rubber Company (I)	129,248	1,304,112

		10,910,217
Automobiles - 0.42%
Ford Motor Company (I)	2,036,423	19,692,210
Harley-Davidson, Inc.	126,692	4,349,336

		24,041,546
Distributors - 0.08%
Genuine Parts Company (L)	84,006	4,267,505
Diversified Consumer Services - 0.11%
Apollo Group, Inc., Class A (I)	65,698	2,602,298
DeVry, Inc.	33,000	1,219,680
H&R Block, Inc. (L)	163,881	2,181,256

		6,003,234
Hotels, Restaurants & Leisure - 1.93%
Carnival Corp.	247,777	7,507,643
Chipotle Mexican Grill, Inc. (I)(L)	16,799	5,089,257
Darden Restaurants, Inc. (L)	72,224	3,087,576
International Game Technology	158,762	2,306,812
Marriott International, Inc., Class A (L)	151,283	4,120,949
McDonald’s Corp.	552,933	48,558,576
Starbucks Corp.	399,844	14,910,183
Starwood Hotels & Resorts Worldwide, Inc.	103,282	4,009,407
Wyndham Worldwide Corp.	87,944	2,507,283
Wynn Resorts, Ltd.	42,855	4,931,753
Yum! Brands, Inc.	248,886	12,292,480

		109,321,919
Household Durables - 0.25%
D.R. Horton, Inc.	148,776	1,344,935
Fortune Brands, Inc.	82,791	4,477,337
Harman International Industries, Inc.	37,003	1,057,546
Leggett & Platt, Inc. (L)	75,646	1,497,034
Lennar Corp., Class A (L)	85,104	1,152,308
Newell Rubbermaid, Inc.	156,170	1,853,738
Pulte Group, Inc. (I)	178,352	704,490
Whirlpool Corp.	40,934	2,043,016

		14,130,404
Internet & Catalog Retail - 1.06%
Amazon.com, Inc. (I)	194,616	42,081,818
Expedia, Inc.	104,366	2,687,425
Netflix, Inc. (I)(L)	28,155	3,186,020
priceline.com, Inc. (I)	26,673	11,988,447

		59,943,710
Leisure Equipment & Products - 0.12%
Hasbro, Inc.	64,803	2,113,226
Mattel, Inc.	184,012	4,764,071

		6,877,297
Media - 2.99%
Cablevision Systems Corp., Class A	120,598	1,897,007
CBS Corp., Class B	359,006	7,316,542
Comcast Corp., Class A	1,473,274	30,791,427
DIRECTV, Class A (I)	395,655	16,716,424
Discovery
Communications, Inc., Series A (I)(L)	146,692	5,518,553
Gannett Company, Inc. (L)	127,281	1,212,988
News Corp., Class A	1,224,781	18,947,362
Omnicom Group, Inc.	149,772	5,517,600
Scripps Networks Interactive, Inc., Class A	52,886	1,965,773

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The Interpublic Group of Companies, Inc.	258,712	$1,862,726
The McGraw-Hill Companies, Inc.	161,307	6,613,587
The Walt Disney Company	994,654	29,998,765
The Washington Post Company, Class B (L)	2,729	892,301
Time Warner Cable, Inc.	174,274	10,921,752
Time Warner, Inc.	559,927	16,781,012
Viacom, Inc., Class B	307,941	11,929,634

		168,883,453
Multiline Retail - 0.76%
Big Lots, Inc. (I)	35,135	1,223,752
Family Dollar Stores, Inc.	64,746	3,292,982
J.C. Penney Company, Inc. (L)	76,594	2,051,187
Kohl’s Corp.	150,635	7,396,179
Macy’s, Inc.	228,904	6,024,753
Nordstrom, Inc. (L)	87,730	4,007,506
Sears Holdings Corp. (I)(L)	20,631	1,186,695
Target Corp.	361,860	17,745,614

		42,928,668
Specialty Retail - 1.86%
Abercrombie & Fitch Company, Class A (L)	46,410	2,857,000
AutoNation, Inc. (I)(L)	26,579	871,260
AutoZone, Inc. (I)(L)	15,592	4,976,810
Bed Bath & Beyond, Inc. (I)	131,131	7,515,118
Best Buy Company, Inc.	162,306	3,781,730
CarMax, Inc. (I)(L)	121,261	2,892,075
GameStop Corp., Class A (I)(L)	74,877	1,729,659
Home Depot, Inc.	838,322	27,555,644
Limited Brands, Inc. (L)	132,698	5,110,200
Lowe’s Companies, Inc.	675,524	13,064,634
O’Reilly Automotive, Inc. (I)	72,993	4,863,524
Ross Stores, Inc.	61,921	4,872,563
Staples, Inc.	380,054	5,054,718
The Gap, Inc. (L)	185,925	3,019,422
Tiffany & Company	68,210	4,148,532
TJX Companies, Inc.	204,402	11,338,179
Urban Outfitters, Inc. (I)(L)	63,513	1,417,610

		105,068,678
Textiles, Apparel & Luxury Goods - 0.63%
Coach, Inc.	154,888	8,027,845
NIKE, Inc., Class B	203,572	17,407,442
Ralph Lauren Corp.	34,688	4,499,034
VF Corp.	46,335	5,630,629

		35,564,950

		587,941,581
Consumer Staples - 11.41%
Beverages - 2.71%
Brown Forman Corp., Class B	54,055	3,791,418
Coca-Cola Enterprises, Inc.	170,951	4,253,261
Constellation Brands, Inc., Class A (I)	98,863	1,779,534
Dr. Pepper Snapple Group, Inc.	116,276	4,509,183
Molson Coors Brewing Company, Class B	87,329	3,459,102
PepsiCo, Inc.	848,129	52,499,185
The Coca-Cola Company	1,230,504	83,132,850

		153,424,533
Food & Staples Retailing - 2.35%
Costco Wholesale Corp.	234,628	19,267,651
CVS Caremark Corp.	720,711	24,201,475
Safeway, Inc.	187,472	3,117,659
SUPERVALU, Inc. (L)	112,321	748,058
Sysco Corp.	317,632	8,226,669
The Kroger Company	324,310	7,121,848

1

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	942,015	$48,890,579
Walgreen Company	485,222	15,958,952
Whole Foods Market, Inc.	84,512	5,519,479

		133,052,370
Food Products - 1.94%
Archer-Daniels-Midland Company	362,170	8,985,438
Campbell Soup Company (L)	96,629	3,127,881
ConAgra Foods, Inc.	222,200	5,381,684
Dean Foods Company (I)	96,977	860,186
General Mills, Inc.	346,531	13,331,048
H.J. Heinz Company (L)	172,058	8,685,488
Hormel Foods Corp. (L)	74,470	2,012,179
Kellogg Company	133,870	7,120,545
Kraft Foods, Inc., Class A	946,480	31,782,798
McCormick & Company, Inc.	70,894	3,272,467
Mead Johnson Nutrition Company	109,300	7,523,119
Sara Lee Corp.	315,594	5,159,962
The Hershey Company	82,887	4,910,226
The J.M. Smucker Company	61,006	4,446,727
Tyson Foods, Inc., Class A	158,731	2,755,570

		109,355,318
Household Products - 2.40%
Clorox Company	70,588	4,682,102
Colgate-Palmolive Company	260,721	23,120,738
Kimberly-Clark Corp.	209,975	14,910,325
The Procter & Gamble Company	1,472,569	93,036,909

		135,750,074
Personal Products - 0.18%
Avon Products, Inc.	230,817	4,524,013
The Estee Lauder Companies, Inc., Class A	60,602	5,323,280

		9,847,293
Tobacco - 1.83%
Altria Group, Inc.	1,110,027	29,759,824
Lorillard, Inc.	74,187	8,212,501
Philip Morris International, Inc.	941,489	58,730,084
Reynolds American, Inc.	181,174	6,790,402

		103,492,811

		644,922,399
Energy - 11.36%
Energy Equipment & Services - 1.83%
Baker Hughes, Inc.	233,760	10,790,362
Cameron International Corp. (I)	131,336	5,455,697
Diamond Offshore Drilling, Inc. (L)	37,255	2,039,339
FMC Technologies, Inc. (I)	128,713	4,839,609
Halliburton Company	492,846	15,041,660
Helmerich & Payne, Inc.	57,389	2,329,993
Nabors Industries, Ltd. (I)	154,070	1,888,898
National Oilwell Varco, Inc.	227,053	11,629,655
Noble Corp. (I)	135,262	3,969,940
Rowan Companies, Inc. (I)	68,297	2,061,886
Schlumberger, Ltd.	723,138	43,193,033

		103,240,072
Oil, Gas & Consumable Fuels - 9.53%
Alpha Natural Resources, Inc. (I)	121,346	2,146,611
Anadarko Petroleum Corp.	266,784	16,820,731
Apache Corp.	205,751	16,509,460
Cabot Oil & Gas Corp.	55,997	3,466,774
Chesapeake Energy Corp.	354,169	9,049,018
Chevron Corp.	1,073,421	99,312,911
ConocoPhillips	735,821	46,592,186

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Consol Energy, Inc.	121,515	$4,123,004
Denbury Resources, Inc. (I)	215,613	2,479,550
Devon Energy Corp.	223,215	12,375,040
El Paso Corp.	412,820	7,216,094
EOG Resources, Inc.	143,959	10,222,529
EQT Corp.	80,094	4,273,816
Exxon Mobil Corp.	2,605,665	189,249,449
Hess Corp.	162,112	8,504,396
Marathon Oil Corp.	382,648	8,257,544
Marathon Petroleum Corp.	191,051	5,169,840
Murphy Oil Corp.	103,704	4,579,569
Newfield Exploration Company (I)	70,909	2,814,378
Noble Energy, Inc.	94,598	6,697,538
Occidental Petroleum Corp.	435,572	31,143,398
Peabody Energy Corp.	145,139	4,917,309
Pioneer Natural Resources Company	62,588	4,116,413
QEP Resources, Inc.	94,797	2,566,155
Range Resources Corp.	86,316	5,046,033
Southwestern Energy Company (I)	186,487	6,215,612
Spectra Energy Corp.	348,471	8,547,994
Sunoco, Inc.	64,912	2,012,921
Tesoro Corp. (I)(L)	77,107	1,501,273
The Williams Companies, Inc.	315,590	7,681,461
Valero Energy Corp.	306,610	5,451,526

		539,060,533

		642,300,605
Financials - 13.27%
Capital Markets - 1.83%
Ameriprise Financial, Inc.	126,519	4,979,788
BlackRock, Inc.	53,746	7,954,945
E*TRADE Financial Corp. (I)	136,045	1,239,370
Federated Investors, Inc., Class B (L)	49,283	863,931
Franklin Resources, Inc.	78,005	7,460,398
Invesco, Ltd.	241,633	3,747,728
Janus Capital Group, Inc.	98,567	591,402
Legg Mason, Inc.	70,273	1,806,719
Morgan Stanley	795,580	10,740,330
Northern Trust Corp.	129,144	4,517,457
State Street Corp.	270,119	8,687,027
T. Rowe Price Group, Inc.	137,520	6,569,330
The Bank of New York Mellon Corp.	660,595	12,280,461
The Charles Schwab Corp.	577,606	6,509,620
The Goldman Sachs Group, Inc.	271,067	25,629,385

		103,577,891
Commercial Banks - 2.50%
BB&T Corp.	373,552	7,967,864
Comerica, Inc.	107,695	2,473,754
Fifth Third Bancorp	492,948	4,978,775
First Horizon National Corp.	139,404	830,848
Huntington Bancshares, Inc.	462,622	2,220,586
KeyCorp	510,702	3,028,463
M&T Bank Corp.	67,306	4,704,689
PNC Financial Services Group, Inc.	282,014	13,590,255
Regions Financial Corp.	674,615	2,246,468
SunTrust Banks, Inc.	287,730	5,164,754
U.S. Bancorp	1,029,442	24,233,065
Wells Fargo & Company	2,829,524	68,248,119
Zions Bancorporation (L)	98,777	1,389,792

		141,077,432
Consumer Finance - 0.79%
American Express Company	556,590	24,990,891
Capital One Financial Corp.	246,189	9,756,470

2

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
Discover Financial Services	292,437	$6,708,505
SLM Corp.	275,637	3,431,681

		44,887,547
Diversified Financial Services - 2.84%
Bank of America Corp.	5,431,133	33,238,534
Citigroup, Inc.	1,563,782	40,064,095
CME Group, Inc.	35,832	8,829,005
IntercontinentalExchange, Inc. (I)	39,366	4,655,423
JPMorgan Chase & Company	2,089,558	62,937,487
Leucadia National Corp.	106,180	2,408,162
Moody’s Corp. (L)	107,850	3,284,033
NYSE Euronext	140,296	3,260,479
The NASDAQ OMX Group, Inc. (I)	68,320	1,580,925

		160,258,143
Insurance - 3.50%
ACE, Ltd.	181,124	10,976,114
Aflac, Inc.	250,349	8,749,698
American International Group, Inc. (I)(L)	234,091	5,138,297
AON Corp.	174,987	7,345,954
Assurant, Inc.	51,086	1,828,879
Berkshire Hathaway, Inc., Class B (I)	942,466	66,952,785
Chubb Corp.	153,235	9,192,568
Cincinnati Financial Corp. (L)	87,455	2,302,690
Genworth Financial, Inc., Class A (I)	259,698	1,490,667
Hartford Financial Services Group, Inc.	238,725	3,853,022
Lincoln National Corp.	165,947	2,593,752
Loews Corp.	166,767	5,761,800
Marsh & McLennan Companies, Inc.	289,978	7,696,016
MetLife, Inc.	566,723	15,873,911
Principal Financial Group, Inc. (L)	167,998	3,808,515
Prudential Financial, Inc.	260,456	12,204,968
The Allstate Corp.	276,851	6,558,600
The Progressive Corp.	342,276	6,078,822
The Travelers Companies, Inc.	224,413	10,935,645
Torchmark Corp. (L)	56,325	1,963,490
Unum Group	162,958	3,415,600
XL Group PLC	175,962	3,308,086

		198,029,879
Real Estate Investment Trusts - 1.70%
Apartment Investment & Management
Company, Class A	64,780	1,432,934
AvalonBay Communities, Inc.	50,399	5,748,006
Boston Properties, Inc.	78,731	7,014,932
Equity Residential	158,907	8,242,506
HCP, Inc. (L)	218,193	7,649,847
Health Care REIT, Inc.	95,084	4,449,931
Host Hotels & Resorts, Inc. (L)	378,415	4,139,860
Kimco Realty Corp. (L)	218,102	3,278,073
Plum Creek Timber Company, Inc. (L)	86,817	3,013,418
Prologis, Inc.	245,991	5,965,282
Public Storage	75,907	8,452,244
Simon Property Group, Inc.	157,341	17,304,363
Ventas, Inc. (L)	154,289	7,621,877
Vornado Realty Trust	98,835	7,375,068
Weyerhaeuser Company	288,716	4,489,534

		96,177,875
Real Estate Management & Development - 0.04%
CB Richard Ellis Group, Inc., Class A	174,227	2,345,095
Thrifts & Mortgage Finance - 0.07%
Hudson City Bancorp, Inc. (L)	282,718	1,600,184

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc.	201,770	$2,300,178

		3,900,362

		750,254,224
Health Care - 11.86%
Biotechnology - 1.31%
Amgen, Inc.	495,233	27,213,053
Biogen Idec, Inc. (I)	129,986	12,108,196
Celgene Corp. (I)	245,882	15,225,013
Cephalon, Inc. (I)	41,773	3,371,081
Gilead Sciences, Inc. (I)	413,431	16,041,123

		73,958,466
Health Care Equipment & Supplies - 1.87%
Baxter International, Inc.	304,538	17,096,763
Becton, Dickinson & Company	116,534	8,544,273
Boston Scientific Corp. (I)	820,321	4,848,097
C.R. Bard, Inc.	46,438	4,065,183
CareFusion Corp. (I)	119,851	2,870,431
Covidien PLC	264,445	11,662,025
DENTSPLY International, Inc. (L)	75,751	2,324,798
Edwards Lifesciences Corp. (I)	61,608	4,391,418
Intuitive Surgical, Inc. (I)	20,945	7,629,845
Medtronic, Inc.	566,123	18,817,929
St. Jude Medical, Inc.	176,585	6,390,611
Stryker Corp.	176,663	8,326,127
Varian Medical Systems, Inc. (I)(L)	62,802	3,275,752
Zimmer Holdings, Inc. (I)	102,080	5,461,280

		105,704,532
Health Care Providers & Services - 2.08%
Aetna, Inc.	199,844	7,264,329
AmerisourceBergen Corp.	144,301	5,378,098
Cardinal Health, Inc.	184,678	7,734,315
CIGNA Corp.	144,806	6,073,164
Coventry Health Care, Inc. (I)	79,615	2,293,708
DaVita, Inc. (I)	50,059	3,137,198
Express Scripts, Inc. (I)	261,627	9,698,513
Humana, Inc.	89,406	6,502,498
Laboratory Corp. of America Holdings (I)	54,257	4,289,016
McKesson Corp.	131,999	9,596,327
Medco Health Solutions, Inc. (I)	206,617	9,688,271
Patterson Companies, Inc.	50,742	1,452,743
Quest Diagnostics, Inc.	84,829	4,187,159
Tenet Healthcare Corp. (I)(L)	253,828	1,048,310
UnitedHealth Group, Inc.	576,726	26,598,603
WellPoint, Inc.	193,284	12,617,580

		117,559,832
Health Care Technology - 0.09%
Cerner Corp. (I)(L)	77,914	5,338,667
Life Sciences Tools & Services - 0.44%
Agilent Technologies, Inc. (I)	186,078	5,814,938
Life Technologies Corp. (I)	96,710	3,716,565
PerkinElmer, Inc.	59,700	1,146,837
Thermo Fisher Scientific, Inc. (I)	204,652	10,363,577
Waters Corp. (I)	48,962	3,696,141

		24,738,058
Pharmaceuticals - 6.07%
Abbott Laboratories	834,183	42,660,119
Allergan, Inc.	164,802	13,576,389
Bristol-Myers Squibb Company	914,084	28,683,956
Eli Lilly & Company	545,965	20,184,326
Forest Laboratories, Inc. (I)	147,139	4,530,410

3

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Hospira, Inc. (I)	88,817	$3,286,229
Johnson & Johnson	1,468,588	93,563,741
Merck & Company, Inc.	1,651,020	54,004,864
Mylan, Inc. (I)	228,447	3,883,599
Pfizer, Inc.	4,181,246	73,924,429
Watson Pharmaceuticals, Inc. (I)	67,422	4,601,552

		342,899,614

		670,199,169
Industrials - 10.03%
Aerospace & Defense - 2.63%
General Dynamics Corp.	193,870	11,029,264
Goodrich Corp.	66,995	8,084,957
Honeywell International, Inc.	419,308	18,411,814
ITT Corp.	99,304	4,170,768
L-3 Communications Holdings, Inc.	56,181	3,481,537
Lockheed Martin Corp. (L)	147,481	10,713,020
Northrop Grumman Corp.	149,020	7,772,883
Precision Castparts Corp.	77,185	11,999,180
Raytheon Company	189,505	7,745,069
Rockwell Collins, Inc.	82,345	4,344,522
Textron, Inc.	148,629	2,621,816
The Boeing Company	397,156	24,031,910
United Technologies Corp.	486,988	34,264,476

		148,671,216
Air Freight & Logistics - 0.98%
C.H. Robinson Worldwide, Inc.	88,375	6,051,036
Expeditors International of Washington, Inc.	113,657	4,608,791
FedEx Corp.	169,900	11,498,832
United Parcel Service, Inc., Class B	525,614	33,192,524

		55,351,183
Airlines - 0.06%
Southwest Airlines Company	430,914	3,464,549
Building Products - 0.03%
Masco Corp. (L)	189,573	1,349,760
Commercial Services & Supplies - 0.47%
Avery Dennison Corp.	56,789	1,424,268
Cintas Corp. (L)	59,767	1,681,843
Iron Mountain, Inc. (L)	108,873	3,442,564
Pitney Bowes, Inc. (L)	107,926	2,029,009
R.R. Donnelley & Sons Company	99,301	1,402,130
Republic Services, Inc.	171,503	4,812,374
Stericycle, Inc. (I)(L)	46,154	3,725,551
Waste Management, Inc. (L)	252,988	8,237,289

		26,755,028
Construction & Engineering - 0.15%
Fluor Corp.	93,140	4,335,667
Jacobs Engineering Group, Inc. (I)	68,349	2,206,989
Quanta Services, Inc. (I)(L)	114,401	2,149,595

		8,692,251
Electrical Equipment - 0.43%
Emerson Electric Company	399,088	16,486,325
Rockwell Automation, Inc.	76,744	4,297,664
Roper Industries, Inc.	51,488	3,548,038

		24,332,027
Industrial Conglomerates - 2.42%
3M Company	380,244	27,297,717
Danaher Corp.	304,937	12,789,058
General Electric Company	5,680,866	86,576,398

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Tyco International, Ltd.	248,887	$10,142,145

		136,805,318
Machinery - 1.80%
Caterpillar, Inc.	346,236	25,566,066
Cummins, Inc.	104,342	8,520,568
Deere & Company	221,831	14,323,628
Dover Corp.	99,693	4,645,694
Eaton Corp.	182,794	6,489,187
Flowserve Corp.	29,872	2,210,528
Illinois Tool Works, Inc. (L)	263,352	10,955,443
Ingersoll-Rand PLC (L)	177,383	4,982,688
Joy Global, Inc.	56,324	3,513,491
PACCAR, Inc. (L)	195,882	6,624,729
Pall Corp.	62,342	2,643,301
Parker Hannifin Corp.	83,098	5,245,977
Snap-On, Inc. (L)	30,811	1,368,008
Stanley Black & Decker, Inc.	90,214	4,429,507

		101,518,815
Professional Services - 0.09%
Dun & Bradstreet Corp.	26,155	1,602,255
Equifax, Inc.	65,152	2,002,772
Robert Half International, Inc.	77,737	1,649,579

		5,254,606
Road & Rail - 0.79%
CSX Corp.	586,985	10,959,010
Norfolk Southern Corp.	186,380	11,372,908
Ryder Systems, Inc.	27,182	1,019,597
Union Pacific Corp.	261,576	21,362,912

		44,714,427
Trading Companies & Distributors - 0.18%
Fastenal Company (L)	158,159	5,263,532
W.W. Grainger, Inc.	32,588	4,873,210

		10,136,742

		567,045,922
Information Technology - 18.98%
Communications Equipment - 2.01%
Cisco Systems, Inc.	2,947,610	45,658,479
F5 Networks, Inc. (I)	43,261	3,073,694
Harris Corp. (L)	64,421	2,201,266
JDS Uniphase Corp. (I)	122,235	1,218,683
Juniper Networks, Inc. (I)	285,629	4,929,957
Motorola Mobility Holdings, Inc. (I)	140,171	5,295,660
Motorola Solutions, Inc.	161,835	6,780,887
QUALCOMM, Inc.	900,191	43,776,288
Tellabs, Inc.	192,340	825,139

		113,760,053
Computers & Peripherals - 4.70%
Apple, Inc. (I)	496,842	189,386,234
Dell, Inc. (I)	831,063	11,759,541
EMC Corp. (I)	1,106,630	23,228,164
Hewlett-Packard Company	1,111,563	24,954,589
Lexmark International, Inc., Class A (I)	41,942	1,133,692
NetApp, Inc. (I)	197,435	6,700,944
SanDisk Corp. (I)	128,208	5,173,193
Western Digital Corp. (I)	124,974	3,214,331

		265,550,688
Electronic Equipment, Instruments & Components - 0.34%
Amphenol Corp., Class A	91,061	3,712,557
Corning, Inc.	841,978	10,406,848

4

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
FLIR Systems, Inc.	85,601	$2,144,305
Jabil Circuit, Inc.	97,673	1,737,603
Molex, Inc. (L)	73,614	1,499,517

		19,500,830
Internet Software & Services - 1.79%
Akamai Technologies, Inc. (I)	98,842	1,964,979
eBay, Inc. (I)	614,692	18,127,267
Google, Inc., Class A (I)	134,971	69,426,383
Monster Worldwide, Inc. (I)(L)	68,458	491,528
VeriSign, Inc.	89,190	2,551,726
Yahoo!, Inc. (I)	676,658	8,904,819

		101,466,702
IT Services - 3.92%
Accenture PLC, Class A	345,348	18,192,933
Automatic Data Processing, Inc.	262,416	12,372,914
Cognizant Technology
Solutions Corp., Class A (I)	162,726	10,202,920
Computer Sciences Corp.	83,093	2,231,047
Fidelity National Information Services, Inc.	132,823	3,230,255
Fiserv, Inc. (I)	76,026	3,859,840
International Business Machines Corp.	640,032	112,024,801
MasterCard, Inc., Class A	57,199	18,141,235
Paychex, Inc.	172,706	4,554,257
SAIC, Inc. (I)	147,729	1,744,679
Teradata Corp. (I)	90,193	4,828,031
The Western Union Company	336,389	5,143,388
Total Systems Services, Inc.	87,779	1,486,098
Visa, Inc., Class A	274,134	23,498,766

		221,511,164
Office Electronics - 0.09%
Xerox Corp.	752,138	5,242,402
Semiconductors & Semiconductor Equipment - 2.33%
Advanced Micro Devices, Inc. (I)(L)	311,246	1,581,130
Altera Corp.	173,633	5,474,648
Analog Devices, Inc.	160,471	5,014,719
Applied Materials, Inc.	706,088	7,308,011
Broadcom Corp., Class A (I)	258,037	8,590,052
First Solar, Inc. (I)(L)	31,448	1,987,828
Intel Corp.	2,814,071	60,024,134
KLA-Tencor Corp. (L)	89,503	3,426,175
Linear Technology Corp. (L)	122,131	3,376,922
LSI Corp. (I)	307,021	1,590,369
MEMC Electronic Materials, Inc. (I)(L)	121,987	639,212
Microchip Technology, Inc. (L)	102,136	3,177,451
Micron Technology, Inc. (I)(L)	538,075	2,711,898
Novellus Systems, Inc. (I)	37,331	1,017,643
NVIDIA Corp. (I)	323,545	4,044,313
Teradyne, Inc. (I)(L)	99,826	1,099,084
Texas Instruments, Inc.	619,148	16,500,294
Xilinx, Inc. (L)	142,101	3,899,251

		131,463,134
Software - 3.80%
Adobe Systems, Inc. (I)	264,663	6,396,905
Autodesk, Inc. (I)	122,265	3,396,522
BMC Software, Inc. (I)	93,627	3,610,257
CA, Inc.	202,872	3,937,746
Citrix Systems, Inc. (I)	100,905	5,502,350
Compuware Corp. (I)	115,533	884,983
Electronic Arts, Inc. (I)	179,153	3,663,679
Intuit, Inc.	162,919	7,728,877
Microsoft Corp.	3,996,113	99,463,253

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	2,117,444	$60,855,341
Red Hat, Inc. (I)	103,447	4,371,670
Salesforce.com, Inc. (I)	72,615	8,298,442
Symantec Corp. (I)	401,833	6,549,878

		214,659,903

		1,073,154,876
Materials - 3.28%
Chemicals - 2.07%
Air Products & Chemicals, Inc.	114,223	8,723,211
Airgas, Inc.	36,480	2,328,154
CF Industries Holdings, Inc.	38,453	4,744,716
E.I. du Pont de Nemours & Company	499,741	19,974,648
Eastman Chemical Company	37,611	2,577,482
Ecolab, Inc. (L)	124,311	6,077,565
FMC Corp.	38,406	2,656,159
International Flavors & Fragrances, Inc.	43,348	2,437,025
Monsanto Company	286,571	17,205,723
PPG Industries, Inc.	84,416	5,964,835
Praxair, Inc.	161,932	15,137,403
Sigma-Aldrich Corp. (L)	65,428	4,042,796
The Dow Chemical Company	633,032	14,217,899
The Mosaic Company	151,961	7,441,530
The Sherwin-Williams Company	47,274	3,513,404

		117,042,550
Construction Materials - 0.03%
Vulcan Materials Company (L)	69,244	1,908,365
Containers & Packaging - 0.12%
Ball Corp.	87,658	2,719,151
Bemis Company, Inc. (L)	55,762	1,634,384
Owens-Illinois, Inc. (I)	88,003	1,330,605
Sealed Air Corp.	84,791	1,416,010

		7,100,150
Metals & Mining - 0.92%
AK Steel Holding Corp. (L)	58,367	381,720
Alcoa, Inc.	570,308	5,457,848
Allegheny Technologies, Inc. (L)	56,988	2,107,986
Cliffs Natural Resources, Inc.	78,250	4,004,053
Freeport-McMoRan Copper & Gold, Inc.	507,988	15,468,235
Newmont Mining Corp.	264,842	16,658,562
Nucor Corp.	169,611	5,366,492
Titanium Metals Corp. (L)	44,790	670,954
United States Steel Corp. (L)	77,170	1,698,512

		51,814,362
Paper & Forest Products - 0.14%
International Paper Company	234,244	5,446,173
MeadWestvaco Corp.	91,478	2,246,700

		7,692,873

		185,558,300
Telecommunication Services - 3.21%
Diversified Telecommunication Services - 2.90%
AT&T, Inc.	3,175,815	90,574,244
CenturyLink, Inc.	330,347	10,941,093
Frontier Communications Corp. (L)	533,327	3,258,628
Verizon Communications, Inc.	1,516,934	55,823,171
Windstream Corp. (L)	273,343	3,187,179

		163,784,315
Wireless Telecommunication Services - 0.31%
American Tower Corp., Class A (I)	212,100	11,410,980
MetroPCS Communications, Inc. (I)	157,120	1,368,515

5

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel Corp. (I)(L)	1,604,863	$4,878,784

		17,658,279

		181,442,594
Utilities - 3.87%
Electric Utilities - 2.10%
American Electric Power Company, Inc.	258,452	9,826,345
Duke Energy Corp. (L)	713,692	14,266,703
Edison International	174,627	6,679,483
Entergy Corp.	94,740	6,280,315
Exelon Corp. (L)	355,141	15,132,558
FirstEnergy Corp.	224,136	10,065,948
Nextera Energy, Inc.	226,326	12,226,131
Northeast Utilities	94,813	3,190,457
Pepco Holdings, Inc.	121,363	2,296,188
Pinnacle West Capital Corp.	58,477	2,511,002
PPL Corp.	309,603	8,836,070
Progress Energy, Inc.	157,881	8,165,605
Southern Company	459,620	19,474,099

		118,950,904
Gas Utilities - 0.09%
Nicor, Inc.	24,108	1,326,181
ONEOK, Inc.	55,481	3,663,965

		4,990,146
Independent Power Producers & Energy Traders - 0.18%
Constellation Energy Group, Inc.	107,925	4,107,626
NRG Energy, Inc. (I)	129,315	2,742,771
The AES Corp. (I)	352,260	3,438,058

		10,288,455
Multi-Utilities - 1.50%
Ameren Corp.	129,524	3,855,929
CenterPoint Energy, Inc.	228,232	4,477,912
CMS Energy Corp.	134,977	2,671,195
Consolidated Edison, Inc. (L)	156,954	8,949,517
Dominion Resources, Inc.	304,824	15,475,914
DTE Energy Company	90,751	4,448,614
Integrys Energy Group, Inc.	41,752	2,029,982
NiSource, Inc.	150,408	3,215,723
PG&E Corp.	215,562	9,120,428
Public Service Enterprise Group, Inc.	271,125	9,047,441
SCANA Corp. (L)	61,543	2,489,414
Sempra Energy	128,383	6,611,725
TECO Energy, Inc.	115,654	1,981,153
Wisconsin Energy Corp. (L)	125,267	3,919,604
Xcel Energy, Inc.	259,677	6,411,425

		84,705,976

		218,935,481

TOTAL COMMON STOCKS (Cost $4,871,416,826)		$5,521,755,151

WARRANTS - 0.00%
Financials - 0.00%
American International Group, Inc. (Expiration
Date: 01/19/2021; Strike Price: $45.00) (I)	1	6

TOTAL WARRANTS (Cost $17)		$6

SECURITIES LENDING COLLATERAL - 3.30%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	18,645,642	186,553,379

TOTAL SECURITIES LENDING
COLLATERAL (Cost $186,557,131)		$186,553,379

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.93%
U.S. Government Agency* - 1.80%
Federal Home Loan Bank Discount Note	$102,000,000	$101,992,407
Repurchase Agreement - 0.13%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $7,361,006 on 10/03/2011,
collateralized by $5,895,000 U.S. Treasury
Notes, 4.250% due 11/15/2040 (valued
at $7,508,756)	7,361,000	7,361,000

TOTAL SHORT-TERM INVESTMENTS (Cost $109,353,407)		$109,353,407

Total Investments (500 Index Trust)
(Cost $5,167,327,381) - 102.90%		$5,817,661,943
Other assets and liabilities, net - (2.90%)		(164,071,293)

TOTAL NET ASSETS - 100.00%		$5,653,590,650

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.44%
Consumer Discretionary - 10.38%
Auto Components - 0.19%
Johnson Controls, Inc.	49,723	$1,311,186
The Goodyear Tire & Rubber Company (I)	17,807	179,673

		1,490,859
Automobiles - 0.42%
Ford Motor Company (I)	277,959	2,687,864
Harley-Davidson, Inc.	17,293	593,669

		3,281,533
Distributors - 0.08%
Genuine Parts Company (L)	11,467	582,524
Diversified Consumer Services - 0.11%
Apollo Group, Inc., Class A (I)	8,968	355,222
DeVry, Inc.	4,482	165,655
H&R Block, Inc. (L)	22,368	297,718

		818,595
Hotels, Restaurants & Leisure - 1.93%
Carnival Corp.	33,820	1,024,746
Chipotle Mexican Grill, Inc. (I)(L)	2,293	694,664
Darden Restaurants, Inc. (L)	9,845	420,874
International Game Technology	21,874	317,829
Marriott International, Inc., Class A	20,707	564,059
McDonald’s Corp.	75,473	6,628,039
Starbucks Corp.	54,577	2,035,176
Starwood Hotels &
Resorts Worldwide, Inc. (L)	14,057	545,693
Wyndham Worldwide Corp.	12,004	342,234
Wynn Resorts, Ltd.	5,850	673,218
Yum! Brands, Inc.	33,958	1,677,186

		14,923,718
Household Durables - 0.25%
D.R. Horton, Inc.	20,438	184,760
Fortune Brands, Inc.	11,300	611,104
Harman International Industries, Inc.	5,098	145,701
Leggett & Platt, Inc. (L)	10,423	206,271
Lennar Corp., Class A (L)	11,688	158,256
Newell Rubbermaid, Inc.	21,240	252,119

6

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Pulte Group, Inc. (I)	24,450	$96,578
Whirlpool Corp.	5,560	277,500

		1,932,289
Internet & Catalog Retail - 1.06%
Amazon.com, Inc. (I)	26,564	5,743,934
Expedia, Inc.	14,244	366,783
Netflix, Inc. (I)(L)	3,843	434,874
priceline.com, Inc. (I)	3,641	1,636,484

		8,182,075
Leisure Equipment & Products - 0.12%
Hasbro, Inc.	8,846	288,468
Mattel, Inc.	25,082	649,373

		937,841
Media - 2.98%
Cablevision Systems Corp., Class A	16,459	258,900
CBS Corp., Class B	49,002	998,661
Comcast Corp., Class A	201,098	4,202,948
DIRECTV, Class A (I)	54,005	2,281,711
Discovery
Communications, Inc., Series A (I)(L)	20,022	753,228
Gannett Company, Inc. (L)	17,537	167,128
News Corp., Class A	167,178	2,586,244
Omnicom Group, Inc.	20,444	753,157
Scripps Networks Interactive, Inc., Class A (L)	7,218	268,293
The Interpublic Group of Companies, Inc.	35,003	252,022
The McGraw-Hill Companies, Inc.	22,040	903,640
The Walt Disney Company	135,767	4,094,733
The Washington Post Company, Class B (L)	366	119,671
Time Warner Cable, Inc.	23,787	1,490,731
Time Warner, Inc.	76,426	2,290,487
Viacom, Inc., Class B	42,032	1,628,320

		23,049,874
Multiline Retail - 0.76%
Big Lots, Inc. (I)	4,795	167,010
Family Dollar Stores, Inc.	8,796	447,365
J.C. Penney Company, Inc. (L)	10,455	279,985
Kohl’s Corp.	20,562	1,009,594
Macy’s, Inc.	31,244	822,342
Nordstrom, Inc.	11,975	547,018
Sears Holdings Corp. (I)(L)	2,815	161,919
Target Corp.	49,393	2,422,233

		5,857,466
Specialty Retail - 1.85%
Abercrombie & Fitch Company, Class A	6,360	391,522
AutoNation, Inc. (I)(L)	3,626	118,860
AutoZone, Inc. (I)	2,128	679,236
Bed Bath & Beyond, Inc. (I)	17,899	1,025,792
Best Buy Company, Inc.	22,155	516,212
CarMax, Inc. (I)(L)	16,551	394,741
GameStop Corp., Class A (I)(L)	10,174	235,019
Home Depot, Inc.	114,428	3,761,248
Limited Brands, Inc. (L)	18,113	697,532
Lowe’s Companies, Inc.	92,208	1,783,303
O’Reilly Automotive, Inc. (I)	9,944	662,569
Ross Stores, Inc.	8,456	665,403
Staples, Inc.	51,877	689,964
The Gap, Inc. (L)	25,379	412,155
Tiffany & Company	9,315	566,538
TJX Companies, Inc.	27,869	1,545,893
Urban Outfitters, Inc. (I)(L)	8,669	193,492

		14,339,479

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.63%
Coach, Inc.	21,142	$1,095,790
NIKE, Inc., Class B	27,787	2,376,066
Ralph Lauren Corp.	4,735	614,130
VF Corp.	6,340	770,437

		4,856,423

		80,252,676
Consumer Staples - 11.38%
Beverages - 2.71%
Brown Forman Corp., Class B (L)	7,378	517,493
Coca-Cola Enterprises, Inc.	23,333	580,525
Constellation Brands, Inc., Class A (I)	13,491	242,838
Dr. Pepper Snapple Group, Inc.	15,871	615,477
Molson Coors Brewing Company, Class B	11,919	472,112
PepsiCo, Inc.	115,768	7,166,039
The Coca-Cola Company	167,960	11,347,378

		20,941,862
Food & Staples Retailing - 2.35%
Costco Wholesale Corp.	32,026	2,629,975
CVS Caremark Corp.	98,375	3,303,433
Safeway, Inc.	25,603	425,778
SUPERVALU, Inc. (L)	15,432	102,777
Sysco Corp.	43,356	1,122,920
The Kroger Company	44,235	971,401
Wal-Mart Stores, Inc.	128,582	6,673,406
Walgreen Company	66,232	2,178,370
Whole Foods Market, Inc.	11,535	753,351

		18,161,411
Food Products - 1.93%
Archer-Daniels-Midland Company	49,435	1,226,482
Campbell Soup Company (L)	13,150	425,666
ConAgra Foods, Inc.	30,328	734,544
Dean Foods Company (I)	13,319	118,140
General Mills, Inc.	47,299	1,819,593
H.J. Heinz Company	23,473	1,184,917
Hormel Foods Corp.	10,128	273,659
Kellogg Company	18,263	971,409
Kraft Foods, Inc., Class A	129,191	4,338,234
McCormick & Company, Inc.	9,671	446,413
Mead Johnson Nutrition Company	14,904	1,025,842
Sara Lee Corp.	43,075	704,276
The Hershey Company	11,313	670,182
The J.M. Smucker Company	8,327	606,955
Tyson Foods, Inc., Class A	21,686	376,469

		14,922,781
Household Products - 2.39%
Clorox Company (L)	9,617	637,896
Colgate-Palmolive Company	35,587	3,155,855
Kimberly-Clark Corp.	28,656	2,034,863
The Procter & Gamble Company	201,000	12,699,180

		18,527,794
Personal Products - 0.17%
Avon Products, Inc.	31,506	617,518
The Estee Lauder Companies, Inc., Class A	8,272	726,612

		1,344,130
Tobacco - 1.83%
Altria Group, Inc.	151,513	4,062,064
Lorillard, Inc.	10,126	1,120,948
Philip Morris International, Inc.	128,488	8,015,081

7

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Reynolds American, Inc.	24,731	$926,918

		14,125,011

		88,022,989
Energy - 11.33%
Energy Equipment & Services - 1.82%
Baker Hughes, Inc.	31,908	1,472,873
Cameron International Corp. (I)	17,927	744,688
Diamond Offshore Drilling, Inc. (L)	5,056	276,765
FMC Technologies, Inc. (I)(L)	17,529	659,090
Halliburton Company	67,272	2,053,141
Helmerich & Payne, Inc.	7,802	316,761
Nabors Industries, Ltd. (I)	20,960	256,970
National Oilwell Varco, Inc.	30,992	1,587,410
Noble Corp. (I)	18,462	541,860
Rowan Companies, Inc. (I)	9,297	280,676
Schlumberger, Ltd.	98,706	5,895,709

		14,085,943
Oil, Gas & Consumable Fuels - 9.51%
Alpha Natural Resources, Inc. (I)	16,523	292,292
Anadarko Petroleum Corp.	36,415	2,295,966
Apache Corp.	28,084	2,253,460
Cabot Oil & Gas Corp.	7,620	471,754
Chesapeake Energy Corp.	48,341	1,235,113
Chevron Corp.	146,519	13,555,938
ConocoPhillips	100,437	6,359,671
Consol Energy, Inc.	16,586	562,763
Denbury Resources, Inc. (I)	29,431	338,457
Devon Energy Corp.	30,467	1,689,090
El Paso Corp.	56,345	984,911
EOG Resources, Inc.	19,650	1,395,347
EQT Corp.	10,933	583,385
Exxon Mobil Corp.	355,665	25,831,949
Hess Corp.	22,128	1,160,835
Marathon Oil Corp.	52,230	1,127,123
Marathon Petroleum Corp.	26,078	705,671
Murphy Oil Corp.	14,155	625,085
Newfield Exploration Company (I)	9,646	382,850
Noble Energy, Inc.	12,912	914,170
Occidental Petroleum Corp.	59,454	4,250,961
Peabody Energy Corp.	19,811	671,197
Pioneer Natural Resources Company	8,543	561,873
QEP Resources, Inc.	12,892	348,986
Range Resources Corp.	11,781	688,717
Southwestern Energy Company (I)	25,455	848,415
Spectra Energy Corp.	47,569	1,166,868
Sunoco, Inc.	8,833	273,911
Tesoro Corp. (I)(L)	10,486	204,162
The Williams Companies, Inc.	43,077	1,048,494
Valero Energy Corp.	41,852	744,129

		73,573,543

		87,659,486
Financials - 13.24%
Capital Markets - 1.83%
Ameriprise Financial, Inc.	17,269	679,708
BlackRock, Inc.	7,337	1,085,949
E*TRADE Financial Corp. (I)	18,569	169,164
Federated Investors, Inc., Class B (L)	6,791	119,046
Franklin Resources, Inc.	10,647	1,018,279
Invesco, Ltd.	32,982	511,551
Janus Capital Group, Inc.	13,534	81,204
Legg Mason, Inc.	9,590	246,559

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Morgan Stanley	108,592	$1,465,992
Northern Trust Corp.	17,637	616,942
State Street Corp.	36,870	1,185,739
T. Rowe Price Group, Inc.	18,754	895,879
The Bank of New York Mellon Corp.	90,171	1,676,279
The Charles Schwab Corp.	78,843	888,561
The Goldman Sachs Group, Inc.	36,999	3,498,255

		14,139,107
Commercial Banks - 2.49%
BB&T Corp.	50,989	1,087,595
Comerica, Inc.	14,700	337,659
Fifth Third Bancorp	67,285	679,579
First Horizon National Corp.	19,155	114,164
Huntington Bancshares, Inc.	62,975	302,280
KeyCorp	69,702	413,333
M&T Bank Corp.	9,188	642,241
PNC Financial Services Group, Inc.	38,494	1,855,026
Regions Financial Corp.	91,644	305,175
SunTrust Banks, Inc.	39,273	704,950
U.S. Bancorp	140,526	3,307,982
Wells Fargo & Company	386,221	9,315,651
Zions Bancorporation	13,408	188,651

		19,254,286
Consumer Finance - 0.79%
American Express Company	75,972	3,411,143
Capital One Financial Corp.	33,603	1,331,687
Discover Financial Services	39,916	915,673
SLM Corp.	37,621	468,381

		6,126,884
Diversified Financial Services - 2.83%
Bank of America Corp.	741,325	4,536,909
Citigroup, Inc.	213,449	5,468,563
CME Group, Inc.	4,891	1,205,142
IntercontinentalExchange, Inc. (I)	5,363	634,228
JPMorgan Chase & Company	285,216	8,590,706
Leucadia National Corp. (L)	14,449	327,703
Moody’s Corp. (L)	14,722	448,285
NYSE Euronext	19,095	443,768
The NASDAQ OMX Group, Inc. (I)	9,326	215,804

		21,871,108
Insurance - 3.49%
ACE, Ltd.	24,722	1,498,153
Aflac, Inc.	34,173	1,194,346
American International Group, Inc. (I)(L)	31,953	701,368
AON Corp.	23,898	1,003,238
Assurant, Inc.	6,911	247,414
Berkshire Hathaway, Inc., Class B (I)	128,643	9,138,799
Chubb Corp.	20,916	1,254,751
Cincinnati Financial Corp. (L)	11,935	314,249
Genworth Financial, Inc., Class A (I)	35,781	205,383
Hartford Financial Services Group, Inc.	32,477	524,179
Lincoln National Corp.	22,555	352,535
Loews Corp.	22,762	786,427
Marsh & McLennan Companies, Inc.	39,623	1,051,594
MetLife, Inc.	77,356	2,166,742
Principal Financial Group, Inc. (L)	22,931	519,846
Prudential Financial, Inc.	35,551	1,665,920
The Allstate Corp.	37,790	895,245
The Progressive Corp.	46,721	829,765
The Travelers Companies, Inc.	30,631	1,492,649
Torchmark Corp.	7,687	267,969
Unum Group	22,198	465,270

8

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
XL Group PLC	24,017	$451,520

		27,027,362
Real Estate Investment Trusts - 1.70%
Apartment Investment & Management
Company, Class A	8,837	195,474
AvalonBay Communities, Inc.	6,879	784,550
Boston Properties, Inc.	10,746	957,469
Equity Residential	21,688	1,124,957
HCP, Inc. (L)	29,785	1,044,262
Health Care REIT, Inc.	12,980	607,464
Host Hotels & Resorts, Inc. (L)	51,654	565,095
Kimco Realty Corp. (L)	29,681	446,105
Plum Creek Timber Company, Inc. (L)	11,811	409,960
Prologis, Inc.	33,576	814,218
Public Storage	10,362	1,153,809
Simon Property Group, Inc.	21,476	2,361,930
Ventas, Inc. (L)	21,061	1,040,413
Vornado Realty Trust (L)	13,491	1,006,698
Weyerhaeuser Company	39,404	612,732

		13,125,136
Real Estate Management & Development - 0.04%
CB Richard Ellis Group, Inc., Class A	23,781	320,092
Thrifts & Mortgage Finance - 0.07%
Hudson City Bancorp, Inc. (L)	38,310	216,835
People’s United Financial, Inc.	27,540	313,956

		530,791

		102,394,766
Health Care - 11.83%
Biotechnology - 1.31%
Amgen, Inc.	67,598	3,714,510
Biogen Idec, Inc. (I)	17,742	1,652,667
Celgene Corp. (I)	33,561	2,078,097
Cephalon, Inc. (I)	5,701	460,071
Gilead Sciences, Inc. (I)	56,432	2,189,562

		10,094,907
Health Care Equipment & Supplies - 1.87%
Baxter International, Inc.	41,602	2,335,536
Becton, Dickinson & Company	15,906	1,166,228
Boston Scientific Corp. (I)	111,968	661,731
C.R. Bard, Inc.	6,338	554,829
CareFusion Corp. (I)	16,297	390,313
Covidien PLC	36,095	1,591,790
DENTSPLY International, Inc. (L)	10,338	317,273
Edwards Lifesciences Corp. (I)	8,409	599,394
Intuitive Surgical, Inc. (I)	2,859	1,041,477
Medtronic, Inc.	77,245	2,567,624
St. Jude Medical, Inc.	24,103	872,288
Stryker Corp.	24,145	1,137,954
Varian Medical Systems, Inc. (I)(L)	8,548	445,864
Zimmer Holdings, Inc. (I)	13,933	745,416

		14,427,717
Health Care Providers & Services - 2.07%
Aetna, Inc.	27,278	991,555
AmerisourceBergen Corp.	19,696	734,070
Cardinal Health, Inc.	25,208	1,055,711
CIGNA Corp.	19,727	827,350
Coventry Health Care, Inc. (I)	10,811	311,465
DaVita, Inc. (I)	6,832	428,161
Express Scripts, Inc. (I)	35,712	1,323,844
Humana, Inc.	12,204	887,597

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (I)	7,406	$585,444
McKesson Corp.	18,017	1,309,836
Medco Health Solutions, Inc. (I)	28,202	1,322,392
Patterson Companies, Inc.	6,846	196,001
Quest Diagnostics, Inc.	11,579	571,539
Tenet Healthcare Corp. (I)(L)	34,641	143,067
UnitedHealth Group, Inc.	78,721	3,630,613
WellPoint, Inc.	26,383	1,722,282

		16,040,927
Health Care Technology - 0.09%
Cerner Corp. (I)(L)	10,635	728,710
Life Sciences Tools & Services - 0.44%
Agilent Technologies, Inc. (I)	25,386	793,313
Life Technologies Corp. (I)	13,201	507,314
PerkinElmer, Inc.	8,246	158,406
Thermo Fisher Scientific, Inc. (I)	27,954	1,415,591
Waters Corp. (I)	6,684	504,575

		3,379,199
Pharmaceuticals - 6.05%
Abbott Laboratories	113,864	5,823,005
Allergan, Inc.	22,495	1,853,138
Bristol-Myers Squibb Company	124,770	3,915,283
Eli Lilly & Company	74,523	2,755,115
Forest Laboratories, Inc. (I)	20,084	618,386
Hospira, Inc. (I)	12,060	446,220
Johnson & Johnson	200,457	12,771,115
Merck & Company, Inc.	225,361	7,371,558
Mylan, Inc. (I)	31,181	530,077
Pfizer, Inc.	570,727	10,090,453
Watson Pharmaceuticals, Inc. (I)	9,225	629,606

		46,803,956

		91,475,416
Industrials - 10.01%
Aerospace & Defense - 2.63%
General Dynamics Corp.	26,463	1,505,480
Goodrich Corp.	9,144	1,103,498
Honeywell International, Inc.	57,235	2,513,189
ITT Corp.	13,555	569,310
L-3 Communications Holdings, Inc.	7,709	477,727
Lockheed Martin Corp. (L)	20,132	1,462,388
Northrop Grumman Corp.	20,340	1,060,934
Precision Castparts Corp.	10,535	1,637,771
Raytheon Company	25,867	1,057,184
Rockwell Collins, Inc.	11,236	592,811
Textron, Inc.	20,287	357,863
The Boeing Company	54,211	3,280,308
United Technologies Corp.	66,473	4,677,040

		20,295,503
Air Freight & Logistics - 0.98%
C.H. Robinson Worldwide, Inc.	12,063	825,954
Expeditors International of Washington, Inc.	15,490	628,120
FedEx Corp.	23,191	1,569,567
United Parcel Service, Inc., Class B	71,745	4,530,697

		7,554,338
Airlines - 0.06%
Southwest Airlines Company	58,812	472,848
Building Products - 0.02%
Masco Corp.	26,046	185,448
Commercial Services & Supplies - 0.47%
Avery Dennison Corp.	7,706	193,266

9

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Cintas Corp. (L)	8,158	$229,566
Iron Mountain, Inc. (L)	14,860	469,873
Pitney Bowes, Inc. (L)	14,869	279,537
R.R. Donnelley & Sons Company	13,680	193,162
Republic Services, Inc.	23,411	656,913
Stericycle, Inc. (I)(L)	6,299	508,455
Waste Management, Inc.	34,583	1,126,022

		3,656,794
Construction & Engineering - 0.15%
Fluor Corp.	12,712	591,744
Jacobs Engineering Group, Inc. (I)	9,330	301,266
Quanta Services, Inc. (I)	15,524	291,696

		1,184,706
Electrical Equipment - 0.43%
Emerson Electric Company	54,475	2,250,362
Rockwell Automation, Inc.	10,476	586,656
Roper Industries, Inc. (L)	7,028	484,299

		3,321,317
Industrial Conglomerates - 2.42%
3M Company	51,903	3,726,116
Danaher Corp.	41,623	1,745,669
General Electric Company	775,417	11,817,355
Tyco International, Ltd.	33,969	1,384,237

		18,673,377
Machinery - 1.79%
Caterpillar, Inc.	47,260	3,489,678
Cummins, Inc.	14,242	1,163,002
Deere & Company	30,279	1,955,115
Dover Corp.	13,609	634,179
Eaton Corp.	24,951	885,761
Flowserve Corp.	4,072	301,328
Illinois Tool Works, Inc.	35,947	1,495,395
Ingersoll-Rand PLC (L)	24,162	678,711
Joy Global, Inc.	7,688	479,577
PACCAR, Inc.	26,738	904,279
Pall Corp.	8,470	359,128
Parker Hannifin Corp.	11,343	716,084
Snap-On, Inc. (L)	4,242	188,345
Stanley Black & Decker, Inc.	12,315	604,667

		13,855,249
Professional Services - 0.09%
Dun & Bradstreet Corp.	3,615	221,455
Equifax, Inc.	8,977	275,953
Robert Half International, Inc. (L)	10,597	224,868

		722,276
Road & Rail - 0.79%
CSX Corp.	80,120	1,495,840
Norfolk Southern Corp.	25,440	1,552,349
Ryder Systems, Inc.	3,726	139,762
Union Pacific Corp.	35,704	2,915,946

		6,103,897
Trading Companies & Distributors - 0.18%
Fastenal Company (L)	21,588	718,449
W.W. Grainger, Inc. (L)	4,448	665,154

		1,383,603

		77,409,356
Information Technology - 18.94%
Communications Equipment - 2.01%
Cisco Systems, Inc.	402,340	6,232,247

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
F5 Networks, Inc. (I)	5,916	$420,332
Harris Corp. (L)	8,793	300,457
JDS Uniphase Corp. (I)	16,555	165,053
Juniper Networks, Inc. (I)	38,906	671,518
Motorola Mobility Holdings, Inc. (I)	19,133	722,845
Motorola Solutions, Inc.	22,089	925,529
QUALCOMM, Inc.	122,873	5,975,314
Tellabs, Inc.	26,375	113,149

		15,526,444
Computers & Peripherals - 4.69%
Apple, Inc. (I)	67,817	25,850,484
Dell, Inc. (I)	113,438	1,605,148
EMC Corp. (I)	151,051	3,170,560
Hewlett-Packard Company	151,725	3,406,226
Lexmark International, Inc., Class A (I)(L)	5,779	156,206
NetApp, Inc. (I)	26,950	914,683
SanDisk Corp. (I)	17,499	706,085
Western Digital Corp. (I)	17,058	438,732

		36,248,124
Electronic Equipment, Instruments & Components - 0.34%
Amphenol Corp., Class A	12,430	506,771
Corning, Inc.	114,928	1,420,510
FLIR Systems, Inc.	11,647	291,757
Jabil Circuit, Inc.	13,330	237,141
Molex, Inc. (L)	10,006	203,822

		2,660,001
Internet Software & Services - 1.79%
Akamai Technologies, Inc. (I)	13,487	268,122
eBay, Inc. (I)	83,903	2,474,299
Google, Inc., Class A (I)	18,423	9,476,423
Monster Worldwide, Inc. (I)(L)	9,470	67,995
VeriSign, Inc.	12,173	348,270
Yahoo!, Inc. (I)	92,361	1,215,471

		13,850,580
IT Services - 3.91%
Accenture PLC, Class A	47,104	2,481,439
Automatic Data Processing, Inc.	35,820	1,688,913
Cognizant Technology
Solutions Corp., Class A (I)	22,191	1,391,376
Computer Sciences Corp.	11,312	303,727
Fidelity National Information Services, Inc.	18,130	440,922
Fiserv, Inc. (I)	10,355	525,723
International Business Machines Corp.	87,362	15,290,971
MasterCard, Inc., Class A	7,807	2,476,068
Paychex, Inc.	23,575	621,673
SAIC, Inc. (I)	20,352	240,357
Teradata Corp. (I)	12,312	659,061
The Western Union Company	45,916	702,056
Total Systems Services, Inc.	11,980	202,821
Visa, Inc., Class A	37,419	3,207,557

		30,232,664
Office Electronics - 0.09%
Xerox Corp.	102,665	715,575
Semiconductors & Semiconductor Equipment - 2.32%
Advanced Micro Devices, Inc. (I)(L)	42,480	215,798
Altera Corp.	23,701	747,293
Analog Devices, Inc.	21,855	682,969
Applied Materials, Inc.	96,378	997,512
Broadcom Corp., Class A (I)	35,222	1,172,540
First Solar, Inc. (I)(L)	4,293	271,361
Intel Corp.	384,112	8,193,109

10

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp. (L)	12,247	$468,815
Linear Technology Corp. (L)	16,610	459,267
LSI Corp. (I)	41,906	217,073
MEMC Electronic Materials, Inc. (I)(L)	16,751	87,775
Microchip Technology, Inc. (L)	13,893	432,211
Micron Technology, Inc. (I)(L)	73,442	370,148
Novellus Systems, Inc. (I)	5,094	138,862
NVIDIA Corp. (I)	44,163	552,038
Teradyne, Inc. (I)(L)	13,480	148,415
Texas Instruments, Inc.	84,512	2,252,245
Xilinx, Inc. (L)	19,374	531,623

		17,939,054
Software - 3.79%
Adobe Systems, Inc. (I)	36,126	873,165
Autodesk, Inc. (I)	16,738	464,982
BMC Software, Inc. (I)	12,840	495,110
CA, Inc.	27,686	537,385
Citrix Systems, Inc. (I)	13,773	751,042
Compuware Corp. (I)	15,911	121,878
Electronic Arts, Inc. (I)	24,453	500,064
Intuit, Inc.	22,238	1,054,971
Microsoft Corp.	545,456	13,576,400
Oracle Corp.	289,024	8,306,550
Red Hat, Inc. (I)	14,079	594,979
Salesforce.com, Inc. (I)	9,912	1,132,743
Symantec Corp. (I)	54,845	893,974

		29,303,243

		146,475,685
Materials - 3.27%
Chemicals - 2.07%
Air Products & Chemicals, Inc.	15,591	1,190,685
Airgas, Inc.	4,979	317,760
CF Industries Holdings, Inc.	5,249	647,674
E.I. du Pont de Nemours & Company	68,213	2,726,474
Eastman Chemical Company	5,135	351,902
Ecolab, Inc. (L)	16,968	829,566
FMC Corp.	5,233	361,914
International Flavors & Fragrances, Inc.	5,916	332,598
Monsanto Company	39,093	2,347,144
PPG Industries, Inc.	11,535	815,063
Praxair, Inc.	22,103	2,066,188
Sigma-Aldrich Corp. (L)	8,930	551,785
The Dow Chemical Company	86,406	1,940,679
The Mosaic Company	20,742	1,015,736
The Sherwin-Williams Company	6,445	478,992

		15,974,160
Construction Materials - 0.03%
Vulcan Materials Company (L)	9,417	259,533
Containers & Packaging - 0.12%
Ball Corp.	11,964	371,123
Bemis Company, Inc. (L)	7,564	221,701
Owens-Illinois, Inc. (I)(L)	11,962	180,865
Sealed Air Corp.	11,681	195,073

		968,762
Metals & Mining - 0.91%
AK Steel Holding Corp. (L)	8,019	52,444
Alcoa, Inc.	77,845	744,977
Allegheny Technologies, Inc.	7,741	286,340
Cliffs Natural Resources, Inc.	10,681	546,547
Freeport-McMoRan Copper & Gold, Inc.	69,338	2,111,342
Newmont Mining Corp.	36,149	2,273,772

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Nucor Corp.	23,152	$732,529
Titanium Metals Corp. (L)	6,115	91,603
United States Steel Corp. (L)	10,486	230,797

		7,070,351
Paper & Forest Products - 0.14%
International Paper Company	31,974	743,396
MeadWestvaco Corp.	12,486	306,656

		1,050,052

		25,322,858
Telecommunication Services - 3.20%
Diversified Telecommunication Services - 2.89%
AT&T, Inc.	433,488	12,363,078
CenturyLink, Inc.	45,092	1,493,447
Frontier Communications Corp. (L)	72,589	443,519
Verizon Communications, Inc.	207,057	7,619,698
Windstream Corp. (L)	37,196	433,705

		22,353,447
Wireless Telecommunication Services - 0.31%
American Tower Corp., Class A (I)	28,919	1,555,842
MetroPCS Communications, Inc. (I)	21,447	186,803
Sprint Nextel Corp. (I)(L)	219,045	665,897

		2,408,542

		24,761,989
Utilities - 3.86%
Electric Utilities - 2.10%
American Electric Power Company, Inc.	35,278	1,341,270
Duke Energy Corp. (L)	97,421	1,947,446
Edison International	23,833	911,612
Entergy Corp.	12,932	857,262
Exelon Corp. (L)	48,476	2,065,562
FirstEnergy Corp.	30,593	1,373,932
Nextera Energy, Inc.	30,894	1,668,894
Northeast Utilities	12,894	433,883
Pepco Holdings, Inc.	16,467	311,556
Pinnacle West Capital Corp.	7,951	341,416
PPL Corp.	42,262	1,206,157
Progress Energy, Inc.	21,550	1,114,566
Southern Company	62,737	2,658,167

		16,231,723
Gas Utilities - 0.09%
Nicor, Inc.	3,313	182,248
ONEOK, Inc.	7,574	500,187

		682,435
Independent Power Producers & Energy Traders - 0.18%
Constellation Energy Group, Inc.	14,728	560,548
NRG Energy, Inc. (I)	17,585	372,978
The AES Corp. (I)	47,912	467,621

		1,401,147
Multi-Utilities - 1.49%
Ameren Corp.	17,678	526,274
CenterPoint Energy, Inc.	31,151	611,183
CMS Energy Corp.	18,406	364,255
Consolidated Edison, Inc. (L)	21,424	1,221,596
Dominion Resources, Inc.	41,638	2,113,961
DTE Energy Company	12,352	605,495
Integrys Energy Group, Inc.	5,673	275,821
NiSource, Inc. (L)	20,527	438,867
PG&E Corp.	29,424	1,244,929
Public Service Enterprise Group, Inc.	37,008	1,234,957

11

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
SCANA Corp. (L)	8,400	$339,780
Sempra Energy	17,523	902,435
TECO Energy, Inc. (L)	15,781	270,329
Wisconsin Energy Corp.	17,049	533,463
Xcel Energy, Inc.	35,445	875,137

		11,558,482

		29,873,787

TOTAL COMMON STOCKS (Cost $781,136,799)		$753,649,008

WARRANTS - 0.00%
Financials - 0.00%
American International Group, Inc. (Expiration
Date: 01/19/2021; Strike Price: $45.00) (I)	1	6

TOTAL WARRANTS (Cost $17)		$6

SECURITIES LENDING COLLATERAL - 3.79%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	2,924,201	29,257,220

TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,255,940)		$29,257,220

SHORT-TERM INVESTMENTS - 2.13%
Repurchase Agreement - 2.13%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $16,488,014 on 10/03/2011,
collateralized by $13,205,000 U.S. Treasury
Notes, 4.250% due 11/15/2040 (valued at
$16,819,869, including interest)	$16,488,000	$16,488,000

TOTAL SHORT-TERM INVESTMENTS (Cost $16,488,000)		$16,488,000

Total Investments (500 Index Trust B)
(Cost $826,880,756) - 103.36%		$799,394,234
Other assets and liabilities, net - (3.36%)		(25,964,568)

TOTAL NET ASSETS - 100.00%		$773,429,666

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 34.04%
U.S. Government - 8.39%
U.S. Treasury Bonds 4.375%, 05/15/2041	$15,270,000	$19,789,004
U.S. Treasury Notes
0.375%, 06/30/2013	8,000,000	8,018,720
1.500%, 06/30/2016 to 08/31/2018	11,525,000	11,651,657
2.125%, 08/15/2021 (L)	53,715,000	54,755,997
2.250%, 07/31/2018	4,000,000	4,225,936
2.750%, 02/28/2018	3,000,000	3,272,814
3.125%, 05/15/2021	1,055,000	1,172,865
U.S. Treasury Strips, PO, Bond 1.194%,
11/15/2030	4,985,000	2,815,443

		105,702,436
U.S. Government Agency - 25.65%
Federal Home Loan Mortgage Corp.
4.000%, 09/01/2040	7,445,219	7,802,623
4.500%, 09/01/2023	1,889,715	2,009,874

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.000%, 07/01/2035 to 03/01/2041		$2,226,025	$2,392,210
6.500%, 06/01/2037 to 04/01/2039		2,328,102	2,573,555
Federal National Mortgage Association
2.351%, 08/01/2034 (P)		2,176,473	2,283,906
2.496%, 07/01/2033 (P)		52,773	54,666
3.500%,		10,000,000	10,276,876
4.000%, TBA		32,500,000	34,103,713
4.000%, 09/01/2040 to 10/01/2040		14,169,341	14,904,473
4.500%, TBA		53,500,000	56,765,185
5.000%, TBA		14,000,000	15,058,611
5.000%, 05/01/2018 to 04/01/2041		54,612,133	58,842,817
5.500%, 02/01/2018 to 11/01/2039		48,824,984	53,215,339
6.000%, 05/01/2035 to 07/01/2038		29,260,213	32,272,930
6.500%, 02/01/2036 to 06/01/2039		12,770,927	14,105,325
7.000%, 12/01/2012 to 06/01/2032		922,275	1,023,374
7.500%, 09/01/2029 to 08/01/2031		140,124	160,875
Government National
Mortgage Association
4.000%, TBA		7,500,000	8,022,632
5.000%, 04/15/2035		2,561,303	2,822,912
5.500%, 03/15/2035		2,482,465	2,757,257
6.000%, 03/15/2033 to 06/15/2033		1,061,575	1,186,533
6.500%, 09/15/2028 to 08/15/2031		241,028	270,073
7.000%, 04/15/2029		82,564	94,859
8.000%, 10/15/2026 to 05/15/2029		109,158	126,227

			323,126,845

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $418,546,649)			$428,829,281

FOREIGN GOVERNMENT
OBLIGATIONS - 0.63%
Argentina - 0.21%
Republic of Argentina
Zero Coupon 12/15/2035 (B)(Z)	ARS	19,532,033	668,873
1.180%, 12/31/2038 (P)		8,797,621	920,560
5.830%, 12/31/2033 (P)		3,617,497	1,083,959

			2,673,392
Germany - 0.12%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,488,177
Japan - 0.07%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	923,931
Mexico - 0.13%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	20,193,300	1,587,452
Panama - 0.06%
Republic of Panama
8.875%, 09/30/2027		$344,000	491,920
9.375%, 04/01/2029		130,000	195,325

			687,245
Peru - 0.01%
Republic of Peru
9.875%, 02/06/2015		111,000	135,809
United Kingdom - 0.03%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	184,608

12

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Kingdom (continued)
Government of United Kingdom (continued)
8.000%, 12/07/2015	GBP	125,000	$249,643

			434,251

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $6,838,592)			$7,930,257

CORPORATE BONDS - 39.23%
Consumer Discretionary - 4.91%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$980,000	886,900
AMC Entertainment, Inc.
8.000%, 03/01/2014		1,295,000	1,249,675
8.750%, 06/01/2019		470,000	461,775
American Standard Americas
10.750%, 01/15/2016 (S)		220,000	167,200
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	620,000	323,145
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019 (S)		$1,530,000	1,300,500
Cablevision Systems Corp.
8.625%, 09/15/2017		335,000	348,819
CBS Corp.
7.875%, 07/30/2030		1,535,000	1,941,622
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016		692,732	789,714
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		1,250,000	1,181,250
CCO Holdings LLC/CCO Holdings
Capital Corp.
8.125%, 04/30/2020		390,000	405,600
Cinemark USA, Inc.
7.375%, 06/15/2021		490,000	463,050
8.625%, 06/15/2019		445,000	458,350
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,163,960
CSC Holdings, Inc.
7.875%, 02/15/2018		1,050,000	1,102,500
Darden Restaurants, Inc.
6.800%, 10/15/2037		1,665,000	2,017,580
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.350%, 03/15/2040		680,000	759,225
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		700,000	659,750
Exide Technologies
8.625%, 02/01/2018		735,000	683,550
Expedia, Inc.
5.950%, 08/15/2020		1,405,000	1,413,620
Ford Motor Credit Company LLC
5.000%, 05/15/2018		1,130,000	1,092,634
5.875%, 08/02/2021		1,125,000	1,120,589
Greektown Superholdings, Inc.
13.000%, 07/01/2015		1,728,000	1,745,280
Grupo Televisa SAB
6.625%, 01/15/2040		810,000	854,550
Hillman Group, Inc.
10.875%, 06/01/2018		640,000	633,600
10.875%, 06/01/2018 (S)		145,000	143,550
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		815,000	825,258
6.000%, 05/05/2015 (S)		960,000	1,037,345

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Hyva Global BV
8.625%, 03/24/2016 (S)	$735,000	$580,650
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,525,000	1,490,688
Kabel BW Erste Beteiligungs GmbH
7.500%, 03/15/2019 (S)	805,000	782,863
Kia Motors Corp.
3.625%, 06/14/2016 (S)	810,000	806,234
Levi Strauss & Company
7.625%, 05/15/2020	1,215,000	1,129,950
Limited Brands, Inc.
6.625%, 04/01/2021	855,000	861,413
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	819,000	663,390
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	960,000	480,000
News America Holdings, Inc.
6.750%, 01/09/2038	108,000	124,277
7.750%, 12/01/2045	491,000	598,273
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	1,130,000	1,202,582
6.400%, 12/15/2035	390,000	423,290
6.650%, 11/15/2037	1,000,000	1,101,747
Palace Entertainment
Holdings LLC/Palace Entertainment
Holdings Corp.
8.875%, 04/15/2017 (S)	615,000	562,725
Regal Cinemas Corp.
8.625%, 07/15/2019	325,000	330,688
Regal Entertainment Group
9.125%, 08/15/2018	275,000	272,250
ROC Finance LLC/ROC Finance 1 Corp.
12.125%, 09/01/2018 (S)	990,000	999,900
Sears Holdings Corp.
6.625%, 10/15/2018	485,000	400,125
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,525,000	1,461,377
7.750%, 10/01/2017 (S)	830,000	834,150
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	655,000	566,575
Target Corp.
6.500%, 10/15/2037	1,800,000	2,354,737
Time Warner Cable, Inc.
6.550%, 05/01/2037	1,930,000	2,151,558
6.750%, 07/01/2018	2,990,000	3,482,982
Time Warner Companies, Inc.
7.570%, 02/01/2024	1,716,000	2,110,915
Time Warner Entertainment Company LP
8.375%, 07/15/2033	1,520,000	1,986,233
Time Warner, Inc.
7.625%, 04/15/2031	451,000	564,086
Toys R Us Property Company II LLC
8.500%, 12/01/2017	380,000	370,500
UBM PLC
5.750%, 11/03/2020 (S)	750,000	802,474
Viacom, Inc.
6.125%, 10/05/2017	1,500,000	1,708,565
6.875%, 04/30/2036	805,000	961,494
Visteon Corp.
6.750%, 04/15/2019 (S)	560,000	504,000
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	757,511	266,528
XM Satellite Radio, Inc.
13.000%, 08/01/2013 (S)	1,225,000	1,372,000

13

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Yum! Brands, Inc.
6.250%, 03/15/2018	$715,000	$846,140
6.875%, 11/15/2037	1,130,000	1,484,599

		61,870,549
Consumer Staples - 1.98%
Alliance One International, Inc.
10.000%, 07/15/2016	1,460,000	1,204,500
Anheuser-Busch Companies, Inc.
5.750%, 04/01/2036	1,000,000	1,212,726
6.500%, 02/01/2043	540,000	721,306
ARAMARK Corp.
8.500%, 02/01/2015	1,100,000	1,113,750
B&G Foods, Inc.
7.625%, 01/15/2018	580,000	598,850
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	530,000	544,668
8.500%, 06/15/2019	1,000,000	1,247,350
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	885,000	885,000
CVS Caremark Corp. (6.302% to
06/01/2012, then 3 month
LIBOR + 2.065%)
06/01/2037	1,970,000	1,905,975
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,279,355	1,587,846
Del Monte Foods Company
7.625%, 02/15/2019 (S)	620,000	523,900
Hypermarcas SA
6.500%, 04/20/2021 (S)	345,000	313,950
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)	875,000	721,875
Kraft Foods, Inc.
6.125%, 02/01/2018	1,105,000	1,298,357
Kroger Company
7.000%, 05/01/2018	2,105,000	2,603,940
Lorillard Tobacco Company
3.500%, 08/04/2016	385,000	385,786
6.875%, 05/01/2020	765,000	849,388
Reddy Ice Corp.
11.250%, 03/15/2015	1,035,000	944,438
Revlon Consumer Products Corp.
9.750%, 11/15/2015	990,000	1,037,025
SABMiller PLC
6.500%, 07/15/2018 (S)	1,715,000	2,064,471
Safeway, Inc.
6.350%, 08/15/2017	820,000	949,271
Tesco PLC
6.150%, 11/15/2037 (S)	900,000	1,113,571
Yankee Candle Company, Inc.
8.500%, 02/15/2015	1,180,000	1,132,800

		24,960,743
Energy - 4.39%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	325,000	303,063
6.250%, 06/01/2021	700,000	653,625
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,000,000	1,060,205
Arch Coal, Inc.
7.000%, 06/15/2019 (S)	405,000	384,750
7.250%, 06/15/2021 (S)	690,000	664,125
BP Capital Markets PLC
4.750%, 03/10/2019	2,000,000	2,212,024

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Cameron International Corp.
5.950%, 06/01/2041	$1,178,000	$1,323,888
Chesapeake Energy Corp.
6.125%, 02/15/2021	1,218,000	1,227,135
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	632,076
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,095,000	1,458,561
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,043,581
Devon Financing Corp. ULC
7.875%, 09/30/2031	874,000	1,226,538
Drummond Company, Inc.
7.375%, 02/15/2016	1,095,000	1,108,688
Duke Capital LLC
6.750%, 02/15/2032	589,000	693,565
El Paso Pipeline Partners
Operating Company LLC
5.000%, 10/01/2021	500,000	501,618
6.500%, 04/01/2020	740,000	815,586
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	758,291
Energy Transfer Partners LP
4.650%, 06/01/2021	1,000,000	950,629
6.625%, 10/15/2036	1,000,000	1,030,145
9.700%, 03/15/2019	895,000	1,109,124
Enersis SA
7.375%, 01/15/2014	633,000	689,866
Enterprise Products Operating LLC
6.650%, 04/15/2018	1,500,000	1,772,729
6.875%, 03/01/2033	471,000	555,694
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,585,000	1,525,563
EV Energy Partners LP/EV Energy
Finance Corp.
8.000%, 04/15/2019 (S)	1,035,000	998,775
GS Caltex Corp.
5.500%, 08/25/2014 (S)	471,000	501,346
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,622,580
Kerr-McGee Corp.
6.950%, 07/01/2024	2,055,000	2,405,854
Kinder Morgan Energy Partners LP
5.800%, 03/15/2035	402,000	409,136
7.300%, 08/15/2033	603,000	718,244
7.750%, 03/15/2032	535,000	670,016
Kinder Morgan Finance Company ULC
5.700%, 01/05/2016	1,650,000	1,654,125
Linn Energy LLC/Linn Energy
Finance Corp.
8.625%, 04/15/2020	515,000	530,450
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	935,066
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	730,000	789,463
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.500%, 08/15/2021	1,250,000	1,281,250
McMoRan Exploration Company
11.875%, 11/15/2014	735,000	757,050
Newfield Exploration Company
5.750%, 01/30/2022	905,000	894,819

14

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Nexen, Inc.
5.875%, 03/10/2035	$598,000	$586,271
6.400%, 05/15/2037	775,000	790,487
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018	1,015,000	1,004,850
NuStar Logistics LP
7.650%, 04/15/2018	1,215,000	1,450,687
ONEOK Partners LP
6.650%, 10/01/2036	1,435,000	1,672,439
Petro-Canada
6.050%, 05/15/2018	1,445,000	1,680,265
Precision Drilling Corp.
6.625%, 11/15/2020	775,000	755,625
Spectra Energy Capital LLC
6.200%, 04/15/2018	900,000	1,017,774
Talisman Energy, Inc.
6.250%, 02/01/2038	1,025,000	1,157,206
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,800,000	1,793,522
Transocean, Inc.
6.800%, 03/15/2038	1,350,000	1,400,408
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	680,000	676,600
Weatherford International, Ltd.
6.500%, 08/01/2036	1,200,000	1,260,530
Williams Partners LP/Williams Partners
Finance Corp.
7.250%, 02/01/2017	1,915,000	2,222,199

		55,338,106
Financials - 15.15%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	1,000,000	923,705
Affinion Group Holdings, Inc.
11.625%, 11/15/2015	655,000	504,350
Aflac, Inc.
6.900%, 12/17/2039	640,000	658,348
8.500%, 05/15/2019	1,075,000	1,309,985
Alfa Bank OJSC
7.750%, 04/28/2021 (S)	380,000	324,900
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	505,000	573,884
American Express Bank FSB
6.000%, 09/13/2017	1,585,000	1,783,753
American Express Company
7.000%, 03/19/2018	1,090,000	1,290,802
American International Group, Inc.
5.850%, 01/16/2018	100,000	99,168
6.400%, 12/15/2020	1,000,000	1,020,127
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014	750,000	930,000
Assurant, Inc.
5.625%, 02/15/2014	461,000	482,908
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	2,245,000	1,998,050
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,685,739
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	735,000	503,475

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	$1,440,000	$1,004,400
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	455,000	439,075
Banco Santander Chile
5.375%, 12/09/2014 (S)	295,000	309,237
Bank of America Corp.
3.625%, 03/17/2016	1,250,000	1,138,574
5.000%, 05/13/2021	6,500,000	5,807,133
6.500%, 08/01/2016	815,000	809,828
7.625%, 06/01/2019	1,065,000	1,119,926
Bank of America NA
5.300%, 03/15/2017	390,000	352,475
6.000%, 10/15/2036	1,015,000	929,078
Barclays Bank PLC
5.140%, 10/14/2020	760,000	617,111
6.050%, 12/04/2017 (S)	775,000	711,897
BB&T Corp.
3.200%, 03/15/2016	500,000	510,994
BBVA Bancomer SA
6.500%, 03/10/2021 (S)	1,250,000	1,153,125
Bosphorus Financial Services, Ltd.
2.086%, 02/15/2012 (S)	266,875	266,164
Boston Properties LP
6.250%, 01/15/2013	191,000	201,114
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	718,000	696,675
Brandywine Operating Partnership LP
7.500%, 05/15/2015	945,000	1,024,275
BRE Properties, Inc.
5.500%, 03/15/2017	1,506,000	1,622,906
BTA Bank JSC (Recovery Units)
07/01/2020 (I)(S)	760,544	19,014
Camden Property Trust
5.000%, 06/15/2015	804,000	858,554
Capital One Financial Corp.
6.150%, 09/01/2016	1,655,000	1,754,280
6.750%, 09/15/2017	930,000	1,055,516
Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	825,000	799,219
Citigroup, Inc.
5.375%, 08/09/2020	1,500,000	1,556,100
5.850%, 12/11/2034	945,000	914,426
6.125%, 11/21/2017	1,895,000	2,026,500
CNA Financial Corp.
6.500%, 08/15/2016	2,030,000	2,182,171
7.250%, 11/15/2023	1,400,000	1,538,972
CNO Financial Group, Inc.
9.000%, 01/15/2018 (S)	975,000	1,009,125
CommonWealth REIT
6.650%, 01/15/2018	1,155,000	1,283,681
Credit Suisse AG (3 month
LIBOR + 0.690% to 05/15/2017, then
3 month LIBOR + 1.690%)
05/15/2017 (Q)	1,865,000	1,217,230
Credit Suisse New York
4.375%, 08/05/2020	1,380,000	1,337,227
5.300%, 08/13/2019	1,110,000	1,122,786
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	1,895,000	1,974,997
6.113%, 01/15/2020 (S)	1,070,000	1,204,192

15

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
DDR Corp.
7.500%, 04/01/2017	$1,590,000	$1,679,406
Dexus Property Group
7.125%, 10/15/2014 (S)	1,435,000	1,596,199
Discover Bank
7.000%, 04/15/2020	725,000	769,402
Discover Financial Services
10.250%, 07/15/2019	1,570,000	1,902,334
Dresdner Bank AG
7.250%, 09/15/2015	627,000	586,611
Duke Realty LP
6.750%, 03/15/2020	1,330,000	1,382,865
8.250%, 08/15/2019	730,000	837,131
ERP Operating LP
5.125%, 03/15/2016	1,000,000	1,073,439
5.750%, 06/15/2017	1,730,000	1,933,784
First Tennessee Bank NA
5.050%, 01/15/2015	980,000	1,010,256
General Electric Capital Corp.
0.766%, 08/15/2036 (P)	1,820,000	1,420,315
4.375%, 09/16/2020	935,000	952,743
5.300%, 02/11/2021	575,000	597,340
5.625%, 05/01/2018	1,435,000	1,570,374
5.875%, 01/14/2038	1,010,000	1,037,731
5.900%, 05/13/2014	2,000,000	2,187,300
6.000%, 08/07/2019	980,000	1,104,461
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR +2.125%)
02/12/2067 (S)	2,140,000	1,492,650
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,680,000	1,730,205
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	1,105,000	1,111,269
7.628%, 06/15/2016 (S)	825,000	800,641
GTP Towers Issuer LLC
8.112%, 02/15/2015 (S)	2,290,000	2,356,026
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	410,000	447,325
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	417,000	423,930
6.300%, 03/15/2018	610,000	631,177
6.625%, 03/30/2040	1,090,000	1,023,023
HCP, Inc.
3.750%, 02/01/2016	1,000,000	988,834
6.450%, 06/25/2012	648,000	666,796
Health Care REIT, Inc.
4.950%, 01/15/2021	1,040,000	1,000,315
6.000%, 11/15/2013	755,000	789,168
6.125%, 04/15/2020	1,795,000	1,874,366
6.200%, 06/01/2016	1,180,000	1,268,814
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	979,594
6.500%, 01/17/2017	1,300,000	1,404,265
ICICI Bank, Ltd.
5.750%, 11/16/2020 (S)	1,245,000	1,172,628
Jefferies Group, Inc.
5.125%, 04/13/2018	1,000,000	937,469
6.875%, 04/15/2021	830,000	863,237
8.500%, 07/15/2019	1,190,000	1,324,947
JPMorgan Chase & Company
3.700%, 01/20/2015	770,000	789,352
5.600%, 07/15/2041	1,475,000	1,544,887
6.000%, 01/15/2018	2,090,000	2,329,828
6.300%, 04/23/2019	1,000,000	1,132,640

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	$1,345,000	$1,385,363
Kazkommertsbank JSC
8.500%, 04/16/2013	350,000	336,000
Kimco Realty Corp.
6.875%, 10/01/2019	1,455,000	1,662,813
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)	1,620,000	1,417,500
Lincoln National Corp.
8.750%, 07/01/2019	1,570,000	1,862,923
Lincoln National Corp. (6.050% to
04/20/17, then 3 month
LIBOR + 2.040%)
04/20/2067	1,370,000	1,109,700
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	730,000	694,971
6.375%, 01/21/2021	1,165,000	1,150,112
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR + 1.496%)
10/01/2035 (I)(Q)(S)	520,000	228,800
Mack-Cali Realty LP
7.750%, 08/15/2019	935,000	1,109,794
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	685,000	644,371
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	920,000	873,387
Merrill Lynch & Company, Inc.
6.220%, 09/15/2026	450,000	381,235
6.875%, 04/25/2018	1,875,000	1,877,531
7.750%, 05/14/2038	610,000	567,879
MetLife, Inc.
10.750%, 08/01/2039	400,000	500,000
Morgan Stanley
3.800%, 04/29/2016	2,000,000	1,844,994
5.500%, 07/28/2021	385,000	357,109
5.750%, 01/25/2021	2,855,000	2,630,286
5.950%, 12/28/2017	1,265,000	1,227,593
6.625%, 04/01/2018	470,000	466,730
7.300%, 05/13/2019	1,375,000	1,418,535
MPT Operating Partnership LP/MPT
Finance Corp.
6.875%, 05/01/2021 (S)	605,000	574,750
National City Bank
0.703%, 06/07/2017 (P)	1,525,000	1,396,334
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015	1,180,000	1,180,000
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)	1,130,000	1,109,869
Nelnet, Inc. (7.400% to 09/29/2011, then
3 month LIBOR + 3.375%)
09/29/2036	630,000	535,500
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,212,855
Post Apartment Homes LP
4.750%, 10/15/2017	485,000	510,730
ProLogis LP
4.500%, 08/15/2017	1,250,000	1,177,075
7.625%, 08/15/2014	1,041,000	1,134,575

16

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	$1,652,000	$1,986,530
Realogy Corp.
7.875%, 02/15/2019 (S)	560,000	422,800
Realty Income Corp.
5.950%, 09/15/2016	1,530,000	1,689,085
Regions Financial Corp.
0.528%, 06/26/2012 (P)	695,000	681,712
7.750%, 11/10/2014	1,200,000	1,197,000
Santander Holdings USA, Inc.
4.625%, 04/19/2016	315,000	303,650
Santander Issuances SA (6.500% to
11/15/2014, then 3 month
LIBOR + 3.920%)
08/11/2019 (S)	840,000	775,370
Simon Property Group LP
10.350%, 04/01/2019	980,000	1,312,246
SL Green Realty Corp./SL Green
Operating Partnership
7.750%, 03/15/2020	490,000	554,494
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	1,650,000	1,741,900
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,630,000	2,002,453
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	2,660,000	1,995,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018	455,000	536,878
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 4/15/2015,
then 3 month LIBOR + 2.490%)
04/15/2015 (Q)(S)	2,405,000	2,405,000
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	5,275,000	5,211,357
5.375%, 03/15/2020	2,200,000	2,187,550
5.950%, 01/18/2018	725,000	747,154
6.150%, 04/01/2018	2,005,000	2,079,837
6.750%, 10/01/2037	2,585,000	2,369,551
7.500%, 02/15/2019	1,360,000	1,519,302
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	385,000	404,142
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	1,000,000	979,573
Tomkins LLC/Tomkins, Inc.
9.000%, 10/01/2018 (S)	333,000	341,325
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	1,555,000	1,660,011
Unum Group
7.125%, 09/30/2016	960,000	1,106,896
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,540,000	1,727,535
USB Realty Corp. (6.091% to 01/15/2012,
then 3 month LIBOR + 1.147%)
01/15/2012 (Q)(S)	1,810,000	1,312,250
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	1,025,000	985,809
Vornado Realty LP
4.250%, 04/01/2015	2,665,000	2,764,850
W.R. Berkley Corp.
5.600%, 05/15/2015	830,000	839,039

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
W.R. Berkley Corp. (continued)
6.150%, 08/15/2019	$699,000	$763,054
Wachovia Bank NA
5.850%, 02/01/2037	1,050,000	1,093,640
6.600%, 01/15/2038	875,000	1,004,898
Wachovia Corp.
5.750%, 06/15/2017	1,005,000	1,132,209
Washington Mutual Bank
01/15/2015 (H)	1,070,000	1,070
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
6.750%, 09/02/2019 (S)	755,000	839,921
Weyerhaeuser Company
7.375%, 03/15/2032	1,785,000	1,783,574
Willis Group Holdings PLC
5.750%, 03/15/2021	900,000	940,708
Willis North America, Inc.
7.000%, 09/29/2019	1,280,000	1,482,470

		190,843,405
Health Care - 1.11%
Alere, Inc.
7.875%, 02/01/2016	1,010,000	954,450
8.625%, 10/01/2018	495,000	447,975
BioScrip, Inc.
10.250%, 10/01/2015	825,000	825,000
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	1,007,813	919,629
Cigna Corpcigna Corp.
4.500%, 03/15/2021	1,100,000	1,141,217
Community Health Systems, Inc.
8.875%, 07/15/2015	1,175,000	1,154,438
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022 (S)	1,000,000	1,002,500
Gentiva Health Services, Inc.
11.500%, 09/01/2018	190,000	151,050
HCA, Inc.
7.500%, 02/15/2022	965,000	890,213
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,280,000	1,553,080
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	1,680,000	2,092,361
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	627,328
Valeant Pharmaceuticals International, Inc.
6.750%, 10/01/2017 (S)	215,000	198,069
6.875%, 12/01/2018 (S)	830,000	751,150
WellPoint, Inc.
6.375%, 06/15/2037	1,000,000	1,217,169

		13,925,629
Industrials - 3.31%
Aircastle, Ltd.
9.750%, 08/01/2018	570,000	587,100
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	545,884	545,884
Asciano Finance, Ltd.
4.625%, 09/23/2020 (S)	470,000	458,646
Bombardier, Inc.
7.750%, 03/15/2020 (S)	715,000	761,475
Coleman Cable, Inc.
9.000%, 02/15/2018	505,000	492,375

17

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Colt Defense LLC/Colt Finance Corp.
8.750%, 11/15/2017	$625,000	$414,063
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	500,803	500,803
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	327,131	330,402
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	318,441	308,887
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,216,917	1,223,001
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	395,000	379,200
CSX Corp.
7.375%, 02/01/2019	1,540,000	1,953,299
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,646,661	1,626,077
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,505,118	1,516,406
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	627,272	646,090
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	960,000	940,800
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	768,000	791,040
Ducommun, Inc.
9.750%, 07/15/2018 (S)	180,000	180,000
Embraer Overseas, Ltd.
6.375%, 01/15/2020	965,000	1,047,025
Garda World Security Corp.
9.750%, 03/15/2017 (S)	350,000	357,000
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021 (S)	765,000	709,538
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	825,000	828,094
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	755,000	751,225
Lockheed Martin Corp.
3.350%, 09/15/2021	1,540,000	1,527,223
Masco Corp.
7.125%, 03/15/2020	825,000	800,400
Navios Maritime Holdings, Inc./Navios
Maritime Finance II U.S., Inc.
8.125%, 02/15/2019 (S)	600,000	501,000
Navios South American
Logistics, Inc./Navios Logistics Finance
U.S., Inc.
9.250%, 04/15/2019 (S)	825,000	719,813
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021	1,419,415	1,398,124
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	905,968	899,173
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)	710,000	740,175
7.500%, 09/14/2015 (Q)(S)	230,000	223,388

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Pentair, Inc.
5.000%, 05/15/2021	$780,000	$815,759
Steelcase, Inc.
6.375%, 02/15/2021	1,250,000	1,340,588
Textron, Inc.
5.600%, 12/01/2017	1,295,000	1,366,990
The Hertz Corp.
6.750%, 04/15/2019	1,625,000	1,474,688
TransDigm, Inc.
7.750%, 12/15/2018	1,285,000	1,307,488
Tutor Perini Corp.
7.625%, 11/01/2018	865,000	739,575
Tyco Electronics Group SA
6.550%, 10/01/2017	945,000	1,111,615
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	1,070,000	963,000
Union Pacific Corp.
4.163%, 07/15/2022 (S)	1,137,000	1,215,378
United Air Lines 2007-1 Class C Pass
Through Trust, Series 2007-1, Class C
2.647%, 07/02/2014	1,393,733	1,268,297
United Air Lines 2009-1 Pass
Through Trust
10.400%, 11/01/2016	490,925	530,199
United Air Lines 2009-2A Pass
Through Trust
9.750%, 01/15/2017	1,102,784	1,207,549
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,210,000	1,197,900
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,230,000	1,211,550
Waste Management, Inc.
7.750%, 05/15/2032	625,000	858,267
Western Express, Inc.
12.500%, 04/15/2015 (S)	1,310,000	877,700

		41,644,269
Information Technology - 0.36%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,485,000	1,514,700
Equinix, Inc.
8.125%, 03/01/2018	545,000	573,613
Hewlett-Packard Company
4.375%, 09/15/2021	790,000	803,772
Vangent, Inc.
9.625%, 02/15/2015	1,600,000	1,668,000

		4,560,085
Materials - 2.58%
Alcoa, Inc.
5.400%, 04/15/2021	675,000	655,003
5.720%, 02/23/2019	560,000	562,669
Allegheny Technologies, Inc.
5.950%, 01/15/2021	375,000	395,205
9.375%, 06/01/2019	805,000	1,014,409
American Pacific Corp.
9.000%, 02/01/2015	655,000	605,875
ArcelorMittal
6.125%, 06/01/2018	530,000	512,168
6.750%, 03/01/2041	725,000	627,859
9.850%, 06/01/2019	960,000	1,088,883
Braskem America Finance Company
7.125%, 07/22/2041 (S)	935,000	853,188

18

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	$2,405,000	$2,441,075
Building Materials Corp. of America
6.750%, 05/01/2021 (S)	600,000	570,000
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	755,000	737,038
Commercial Metals Company
7.350%, 08/15/2018	820,000	834,922
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	481,000	514,606
Fufeng Group, Ltd.
7.625%, 04/13/2016 (S)	900,000	630,000
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	2,065,000	2,103,605
7.250%, 06/01/2028	430,000	479,679
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	885,000	838,538
Graphic Packaging International, Inc.
7.875%, 10/01/2018	260,000	266,500
9.500%, 06/15/2017	560,000	599,200
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	880,000	968,870
International Paper Company
9.375%, 05/15/2019	955,000	1,168,590
JMC Steel Group
8.250%, 03/15/2018 (S)	475,000	446,500
Mercer International, Inc.
9.500%, 12/01/2017	180,000	176,850
Metinvest BV
8.750%, 02/14/2018 (S)	1,145,000	955,159
Polymer Group, Inc.
7.750%, 02/01/2019 (S)	285,000	284,288
Pretium Packaging LLC/Pretium
Finance, Inc.
11.500%, 04/01/2016 (S)	420,000	411,600
Rain CII Carbon LLC/CII Carbon Corp.
8.000%, 12/01/2018 (S)	1,425,000	1,425,000
Rio Tinto Alcan, Inc.
5.000%, 06/01/2015	339,000	367,395
Severstal Columbus LLC
10.250%, 02/15/2018	320,000	326,400
SunCoke Energy, Inc.
7.625%, 08/01/2019 (S)	665,000	650,038
Taseko Mines, Ltd.
7.750%, 04/15/2019	320,000	297,600
Teck Resources, Ltd.
6.250%, 07/15/2041	390,000	410,003
10.750%, 05/15/2019	591,000	734,318
Temple-Inland, Inc.
6.625%, 01/15/2018	1,935,000	2,144,543
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018 (S)	395,000	355,500
U.S. Corrugated, Inc.
10.000%, 06/12/2013	570,000	582,825
Vale Overseas, Ltd.
6.875%, 11/10/2039	865,000	929,875
Verso Paper Holdings LLC/Verso
Paper, Inc.
8.750%, 02/01/2019	270,000	186,300
Vulcan Materials Company
7.500%, 06/15/2021	325,000	303,581
Westvaco Corp.
7.950%, 02/15/2031	1,970,000	2,227,258

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Winsway Coking Coal Holding, Ltd.
8.500%, 04/08/2016 (S)		$1,230,000	$836,400

			32,519,315
Telecommunication Services - 2.13%
America Movil SAB de CV
5.000%, 03/30/2020		975,000	1,029,600
AT&T, Inc.
5.350%, 09/01/2040		580,000	607,910
5.550%, 08/15/2041		1,640,000	1,770,447
6.450%, 06/15/2034		217,000	250,265
Axtel SAB de CV
9.000%, 09/22/2019 (S)		465,000	390,600
BellSouth Corp.
6.000%, 11/15/2034		2,000,000	2,181,782
6.550%, 06/15/2034		1,580,000	1,836,023
Brasil Telecom SA
9.750%, 09/15/2016 (S)	BRL	2,010,000	972,796
British Telecommunications PLC
5.950%, 01/15/2018		$1,715,000	1,909,083
CenturyLink, Inc.
6.450%, 06/15/2021		775,000	719,082
7.600%, 09/15/2039		780,000	702,986
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030		1,358,000	1,814,718
Embarq Corp.
7.995%, 06/01/2036		1,280,000	1,203,246
Frontier Communications Corp.
8.500%, 04/15/2020		1,445,000	1,401,650
NII Capital Corp.
8.875%, 12/15/2019		1,025,000	1,068,563
10.000%, 08/15/2016		600,000	661,500
PAETEC Holding Corp.
9.875%, 12/01/2018		936,000	980,460
SBA Telecommunications, Inc.
8.000%, 08/15/2016		470,000	492,325
SBA Tower Trust
5.101%, 04/15/2017 (S)		1,200,000	1,305,000
Sprint Capital Corp.
6.875%, 11/15/2028		750,000	560,625
Telecom Italia Capital SA
7.200%, 07/18/2036		970,000	888,458
7.721%, 06/04/2038		665,000	635,290
Verizon Communications, Inc.
6.900%, 04/15/2038		1,715,000	2,217,480
West Corp.
11.000%, 10/15/2016		1,160,000	1,194,800

			26,794,689
Utilities - 3.31%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)		1,230,000	1,314,754
Appalachian Power Company
5.800%, 10/01/2035		1,961,000	2,228,867
Arizona Public Service Company
5.500%, 09/01/2035		1,118,000	1,214,793
Beaver Valley II Funding
9.000%, 06/01/2017		1,504,000	1,614,108
BVPS II Funding Corp.
8.890%, 06/01/2017		717,000	845,216
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033		535,000	706,814

19

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)	$790,000	$786,050
CMS Energy Corp.
6.250%, 02/01/2020	1,820,000	1,878,367
Commonwealth Edison Company
5.800%, 03/15/2018	1,180,000	1,375,360
Dolphin Subsidiary II, Inc.
7.250%, 10/15/2021 (S)	1,460,000	1,463,650
Exelon Generation Company LLC
6.250%, 10/01/2039	925,000	1,077,710
FirstEnergy Corp.
6.450%, 11/15/2011	21,000	21,114
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,655,000	1,586,731
Ipalco Enterprises, Inc.
5.000%, 05/01/2018 (S)	1,160,000	1,061,400
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,845,000	1,964,912
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	1,060,000	1,210,418
Michigan Consolidated Gas Company
5.700%, 03/15/2033	736,000	881,462
Midwest Generation LLC, Series B
8.560%, 01/02/2016	1,002,684	987,644
Nevada Power Company
6.650%, 04/01/2036	2,330,000	3,097,465
NiSource Finance Corp.
6.400%, 03/15/2018	1,672,000	1,948,596
6.800%, 01/15/2019	1,000,000	1,167,716
NRG Energy, Inc.
7.625%, 01/15/2018 (S)	980,000	911,400
8.250%, 09/01/2020	925,000	874,125
NV Energy, Inc.
6.250%, 11/15/2020	650,000	679,407
PNM Resources, Inc.
9.250%, 05/15/2015	1,100,000	1,212,750
PNPP II Funding Corp.
9.120%, 05/30/2016	635,000	695,090
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,340,000	1,279,700
PPL Energy Supply LLC
6.500%, 05/01/2018	1,000,000	1,170,965
PSEG Power LLC
8.625%, 04/15/2031	736,000	1,022,256
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	612,529	671,571
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	798,000	855,839
TransAlta Corp.
6.650%, 05/15/2018	2,157,000	2,505,228
W3A Funding Corp.
8.090%, 01/02/2017	397,111	397,405
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	1,045,000	1,043,694

		41,752,577

TOTAL CORPORATE BONDS (Cost $474,531,362)		$494,209,367

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES - 1.14%
Financials - 1.14%
Allfirst Preferred Capital Trust ,
1.749%, 07/15/2029 (P)	$1,025,000	$891,923
Aon Corp. , 8.205%, 01/01/2027	900,000	1,048,587
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%) 04/15/2037	2,150,000	2,042,715
MetLife Capital Trust X (9.250% to
04/08/2038 then 3 month
LIBOR + 5.540%) 04/08/2038 (S)	465,000	523,125
PNC Financial Services Group, Inc. ,
6.750%, 08/01/2021 (P)(Q)	545,000	521,963
PNC Preferred Funding Trust III (8.700%
to 03/15/2013, then 3 month
LIBOR + 5.226%) 03/15/2013 (Q)(S)	2,130,000	2,193,048
Regions Financing Trust II (6.625% to
5/15/2027, then 3 month LIBOR
1.290%) 05/15/2047	415,000	336,150
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month
LIBOR + 2.375%) 11/15/2037	890,000	893,774
Sovereign Capital Trust VI ,
7.908%, 06/13/2036	390,000	390,000
State Street Capital Trust III ,
5.337%, 12/15/2011 (P)(Q)	1,360,000	1,360,068
State Street Capital Trust IV,
1.347%, 06/15/2037 (P)	2,485,000	1,702,705
SunTrust Preferred Capital I (5.853% to
12/15/2011, then 3 month
LIBOR + 0.645%) 12/15/2011 (Q)	425,000	320,875
USB Capital IX ,
3.500%, 10/21/2011 (P)(Q)	1,745,000	1,230,242
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%) 12/15/2065 (S)	965,000	849,200

		14,304,375

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $14,978,806)		$14,304,375

CONVERTIBLE BONDS - 0.08%
Industrials - 0.05%
US Airways Group, Inc.
7.250%, 05/15/2014	430,000	622,963
Consumer Discretionary - 0.03%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	320,000	372,800

TOTAL CONVERTIBLE BONDS (Cost $775,463)		$995,763

TERM LOANS - 0.38%
Financials - 0.04%
iStar Financial, Inc. 7.000%, 06/30/2014	570,000	539,465
Consumer Discretionary - 0.34%
CCM Merger, Inc. 7.000%, 03/01/2017	481,240	463,795
Chrysler Group LLC 6.000%, 05/24/2017	1,246,875	1,091,536
East Valley Tourist Development
Authority 12.000%, 08/06/2012	787,076	582,436
Kalispel Tribal Economic Authority
7.500%, 02/22/2017	1,582,792	1,471,997
Vertis, Inc. 11.750%, 12/31/2015	873,653	629,030

		4,238,794

TOTAL TERM LOANS (Cost $5,471,183)		$4,778,259

20

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 0.68%
California - 0.06%
State of California 7.600%, 11/01/2040	$595,000	$743,613
District of Columbia - 0.37%
George Washington University
5.095%, 09/15/2032 (P)	4,485,000	4,687,632
Illinois - 0.04%
State of Illinois 5.100%, 06/01/2033	510,000	468,476
New Jersey - 0.21%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,680,319

TOTAL MUNICIPAL BONDS (Cost $7,609,428)		$8,580,040

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.51%
Commercial & Residential - 13.44%
American Home Mortgage Assets,
Series 2006-6, Class XP IO
2.357%, 12/25/2046	10,868,860	652,941
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.429%, 02/25/2045 (P)	2,002,998	1,704,499
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,705,000	1,810,347
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,970,000	2,105,696
Americold LLC Trust, Series 2010-ARTA,
Class D 7.443%, 01/14/2029 (S)	1,550,000	1,553,433
Banc of America
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO,
0.091%, 10/10/2045 (S)	250,840,143	922,841
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,378,944
Series 2006-4, Class AM,
5.675%, 07/10/2046	1,550,000	1,446,967
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	2,250,000	2,426,461
Series 2006-2, Class AM,
5.956%, 05/10/2045 (P)	1,550,000	1,533,841
Banc of America Large Loan, Inc.
Series 2006-BIX1, Class C,
0.409%, 10/15/2019 (P)(S)	3,467,279	3,462,546
Series 2005-MIB1, Class B,
0.489%, 03/15/2022 (P)(S)	5,345,000	5,257,738
Series 2005-MIB1, Class E,
0.629%, 03/15/2022 (P)(S)	1,320,000	1,231,526
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2005-5, Class AJ
5.328%, 10/10/2045 (P)	650,000	581,193
Bear Stearns Alt-A Trust
Series 2004-12 1A1,
0.585%, 01/25/2035 (P)	1,888,510	1,604,491
Series 2005-3, Class B2,
2.495%, 04/25/2035 (P)	992,950	26,135
Bear Stearns Asset Backed Securities, Inc.
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	289,822	283,288
Series 2003-AC4, Class A,
5.500%, 09/25/2033	290,146	298,270

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-T16, Class X1 IO,
0.341%, 02/13/2046 (S)	$24,804,358	$384,492
Series 2004-PWR5, Class X1 IO,
0.345%, 07/11/2042 (S)	24,155,744	425,238
Series 2006-T24, Class AY IO,
0.604%, 10/12/2041 (S)	124,414,252	1,092,855
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	2,130,000	787,889
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.445%, 12/25/2036 (P)	1,438,187	780,465
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.922%, 03/15/2049 (P)	2,414,000	2,628,602
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-1, Class 2B1
2.414%, 04/25/2035 (P)	673,824	16,746
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.398%, 07/15/2044 (P)	1,000,000	672,750
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
6.008%, 12/10/2049 (P)	3,475,000	3,751,989
Commercial Mortgage Pass Through
Certivicates, Series 2011-THL, Class A
3.376%, 06/09/2028 (S)	2,000,000	1,983,050
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2005-12,
Class 2A5 5.500%, 05/25/2035	427,685	417,910
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A 2.616%, 07/20/2034 (P)	3,192,333	2,957,380
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.239%, 02/15/2038 (S)	46,081,283	408,372
Series 2004-C4, Class A4,
4.283%, 10/15/2039	51,976	52,095
Extended Stay America Trust,
Series 2010-ESHA, Class B
4.221%, 11/05/2027 (S)	1,000,000	961,805
First Horizon Alternative Mortgage
Securities, Series 2004-AA5, Class B1
2.330%, 12/25/2034 (P)	701,911	80,556
FREMF Mortgage Trust
Series 2011, Class K11,
4.569%, 12/25/2048 (P)(S)	875,000	774,714
Series 2011-K10, Class B,
4.756%, 11/25/2049 (P)(S)	1,000,000	900,360
G-Force LLC, Series 2005-RR2,
Class A4B 5.422%, 12/25/2039 (S)	2,060,000	526,747
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.340%, 06/10/2048 (S)	67,379,335	822,679
Series 2005-C1, Class XP IO,
0.644%, 06/10/2048	115,171,385	261,324
Series 2005-C3, Class AJ,
5.065%, 07/10/2045 (P)	1,500,000	1,325,783
Series 2002-2A, Class A3,
5.349%, 08/11/2036	735,191	748,886

21

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GMAC Mortgage Loan Trust,
Series 2004-AR2, Class 3A
3.162%, 08/19/2034 (P)	$2,251,917	$1,985,880
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class XC IO,
0.566%, 08/10/2042 (S)	140,141,411	2,206,246
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	1,695,000	808,574
Series 2006-GG7, Class AM,
6.074%, 07/10/2038 (P)	1,555,000	1,454,905
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.382%, 07/10/2039 (S)	89,803,872	1,446,561
Series 2006-GG8, Class X IO,
0.842%, 11/10/2039 (S)	49,480,115	1,135,321
Series 2011-GC3, Class X IO,
1.336%, 03/10/2044 (S)	24,228,116	1,434,571
Series ALF, Class XA1 IO,
3.566%, 02/10/2021 (S)	14,243,842	861,864
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,422,900
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.722%, 09/25/2035 (P)	1,345,089	1,140,131
Series 2004-9, Class B1,
3.112%, 08/25/2034 (P)	1,550,874	566,751
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	31,339,168	202,138
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	37,356,010	246,550
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	46,694,365	254,017
Series 2004-11, Class X1 IO,
2.084%, 01/19/2035	11,844,617	837,244
Series 2005-11, Class X IO,
2.245%, 08/19/2045	6,796,490	305,432
Series 2004-7, Class 2A3,
2.283%, 11/19/2034 (P)	480,645	293,938
Series 2005-8, Class 1X IO,
2.301%, 09/19/2035	12,645,609	610,698
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.776%, 10/25/2036	30,074,648	1,611,700
Series 2005-AR18, Class 1X IO,
2.113%, 10/25/2036	18,787,145	1,037,990
Series 2005-AR5, Class B1,
2.599%, 05/25/2035 (P)	990,731	10,529
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	971,638	84,844
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8, Class X IO,
0.744%, 05/15/2045	85,330,578	1,782,812
Series 2011-C3A, Class XA IO,
1.541%, 02/16/2046 (S)	27,411,759	1,922,030
Series 2011-C4, Class XA,
1.811%, 07/15/2046 (P)(S)	48,593,530	3,900,651
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	2,390,000	2,402,504
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	2,325,000	2,337,860

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2005-LDP5, Class A4,
5.372%, 12/15/2044 (P)	$5,990,000	$6,567,232
Series 2005-PDP5, Class AM,
5.414%, 12/15/2044 (P)	2,000,000	2,026,552
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	1,700,000	1,642,761
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	2,990,000	3,107,504
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	4,530,000	4,733,075
Series 2005-LDP5, Class G,
5.527%, 12/15/2044 (P)(S)	500,000	330,184
Series 2006-LDP7, Class AM,
6.072%, 04/15/2045 (P)	2,430,000	2,337,145
JPMorgan Mortgage Trust,
Series 2006-A7, Class 2A5
4.441%, 01/25/2037 (P)	561,537	24,340
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.466%, 02/15/2040 (S)	34,673,593	693,090
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	1,000,000	889,266
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,805,000	2,674,870
Series 2007-C2, Class A3,
5.430%, 02/15/2040	2,410,000	2,476,793
Series 2007-C1, Class AM,
5.455%, 02/15/2040	2,185,000	1,933,177
Series 2006-C4, Class A4,
6.067%, 06/15/2038 (P)	1,502,000	1,649,110
Master Adjustable Rate Mortgages Trust
Series 2004-8, Class 5A1,
2.635%, 08/25/2034 (P)	2,654,381	2,339,821
Series 2004-13, Class 2A1,
2.716%, 04/21/2034 (P)	1,332,063	1,250,229
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.175%, 07/12/2038 (S)	242,306,214	1,163,797
Series 2005-CIP1, Class XP IO,
0.292%, 07/12/2038	120,843,092	500,895
Series 2006-C2, Class X IO,
0.552%, 08/12/2043 (S)	96,363,228	1,402,760
Series 2008-C1, Class X IO,
0.678%, 02/12/2051 (S)	53,104,474	1,107,547
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	1,588,012	1,677,790
Series 2005-LC1, Class AJ,
5.500%, 01/12/2044 (P)	1,000,000	887,730
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-2,
Class A4 6.097%, 06/12/2046 (P)	2,985,000	3,305,285
MLCC Mortgage Investors, Inc.
Series 2005-A, Class A1,
0.465%, 03/25/2030 (P)	104,749	87,233
Series 2006-3, Class 2A1,
2.646%, 10/25/2036 (P)	2,180,314	1,951,486
Series 2007-3, Class M3,
5.329%, 09/25/2037 (P)	239,712	73,783
Series 2007-3, Class M2,
5.329%, 09/25/2037 (P)	370,399	208,641
Series 2007-3, Class M1,
5.329%, 09/25/2037 (P)	983,805	603,613

22

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.312%, 12/13/2041 (S)	$64,867,357	$762,710
Series 2005-IQ9, Class X1 IO,
0.496%, 07/15/2056 (S)	31,341,274	952,367
Series 2007-SRR3, Class A,
0.531%, 12/20/2049 (P)(S)	3,000,000	60,000
Series 2007-SRR3, Class B,
0.631%, 12/20/2049 (P)(S)	3,000,000	30,000
Series 2011-C3, Class XA IO,
1.540%, 07/15/2049 (S)	22,264,100	1,493,670
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	3,030,000	3,218,951
Series 2008-HQ8, Class AM,
5.647%, 03/12/2044 (P)	2,715,000	2,687,551
Series 2006-T23, Class A4,
5.991%, 08/12/2041 (P)	1,469,000	1,651,629
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	261,000
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
2.668%, 05/25/2035 (P)	1,643,109	256,777
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.453%, 12/25/2045	19,154,123	958,352
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	399,149	403,730
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.431%, 05/20/2035 (P)	214,853	172,435
Structured Asset Securities Corp.
Series 2003-6A, Class B1,
2.650%, 03/25/2033 (P)	1,740,607	1,155,670
Series 1998-RF2, Class A,
7.862%, 07/15/2027 (P)(S)	221,694	224,268
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.743%, 03/25/2044 (P)	2,207,646	1,856,864
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	2,300,000	2,571,473
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.164%, 03/15/2042 (S)	42,319,639	315,705
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	1,663,985
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	907,973
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,188,575
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 6.110%, 03/23/2045 (P)(S)	1,862,718	1,851,121
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class B1,
0.835%, 04/25/2045 (P)	4,045,989	514,265
Series 2005-AR13, Class B1,
0.835%, 10/25/2045 (P)	3,622,796	581,513
Series 2005-AR19, Class B1,
0.935%, 12/25/2045 (P)	2,127,169	292,852
Series 2006-AR4, Class 1A1B,
1.182%, 05/25/2046 (P)	1,949,679	1,015,422

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass Through
Certificates (continued)
Series 2005-AR13, Class X IO,
1.539%, 10/25/2045	$45,375,537	$2,217,679
Series 2005-AR6, Class X IO,
1.586%, 04/25/2045	18,582,337	913,353
Series 2005-AR8, Class X IO,
1.692%, 07/25/2045	19,980,134	940,379
Series 2005-AR12, Class 1A2,
2.501%, 10/25/2035 (P)	664,370	622,117
Washington Mutual Mortgage Pass-
Through, Series 2005-1, Class 6A1
6.500%, 03/25/2035	636,581	611,220
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR5, Class 1A1,
5.104%, 04/25/2035 (P)	1,096,915	965,949
Series 2006-AR15, Class A3,
5.345%, 10/25/2036 (P)	2,258,754	566,965
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA IO ,WF-RBS
Commercial Mortgage Trust
1.915%, 03/15/2044 (S)	26,680,961	2,435,225

		169,315,939
U.S. Government Agency - 2.07%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.537%, 11/25/2020	58,422,042	1,419,603
Series KAIV, Class X1 IO,
1.414%, 06/25/2046	27,391,891	2,385,686
Series K014, Class X1 IO,
1.455%, 04/25/2021	5,695,804	490,257
Series 3630, Class BI IO,
4.000%, 05/15/2027	1,556,627	116,111
Series 3623, Class LI IO,
4.500%, 01/15/2025	2,256,150	239,582
Series 3794, Class PI IO,
4.500%, 02/15/2038	2,962,564	402,006
Series 3581, Class IO,
6.000%, 10/15/2039	2,275,557	365,705
Series T-41, Class 3A,
7.064%, 07/25/2032	133,527	154,001
Federal National Mortgage Association
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	4,796,377	413,241
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	4,832,075	434,159
Series 402, Class 4 IO,
4.000%, 10/25/2039	6,757,817	1,062,186
Series 402, Class 3 IO,
4.000%, 11/25/2039	3,722,819	579,892
Series 2011-41, Class KA,
4.000%, 01/25/2041	4,247,453	4,505,101
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	3,580,677	482,881
Series 398, Class C3 IO,
4.500%, 05/25/2039	4,822,687	645,564
Series 401, Class C2 IO,
4.500%, 06/25/2039	3,200,211	406,646
Series 402, Class 7 IO,
4.500%, 11/25/2039	5,802,373	866,849
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	2,959,692	306,328

23

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 21 IO,
5.000%, 01/25/2039	$3,541,861	$472,774
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	5,897,793	874,984
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	8,211,582	907,757
Series 407, Class 15 IO,
5.000%, 01/25/2040	3,896,198	512,049
Series 407, Class 16 IO,
5.000%, 01/25/2040	1,005,238	161,622
Series 407, Class 17 IO,
5.000%, 01/25/2040	833,266	162,903
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,718,748	464,891
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,261,445	204,783
Series 2010-135, Class TS IO,
5.785%, 12/25/2040	8,997,149	1,582,897
Series 2001-50, Class BA,
7.000%, 10/25/2041	36,811	41,324
Series 2002-W3, Class A5,
7.500%, 11/25/2041	207,295	240,569
Government National
Mortgage Association
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	5,136,415	622,639
Series 2010-162, Class MS IO,
5.820%, 10/20/2039	9,731,613	1,363,940
Series 2010-147, Class SA IO,
5.940%, 05/20/2040	9,474,599	1,576,236
Series 2010-85, Class SB IO,
6.371%, 03/16/2040	8,848,326	1,672,031

		26,137,197

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $218,395,687)		$195,453,136

ASSET BACKED SECURITIES - 3.12%
Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1
0.595%, 09/25/2034 (P)	1,128,017	1,014,332
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	11,392	11,459
Argent Securities, Inc., Series 2004-W1,
Class M3 1.685%, 03/25/2034 (P)	367,115	136,402
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.655%, 03/25/2035 (P)	1,087,572	854,006
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.587%, 02/28/2041 (P)	872,347	755,054
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.475%, 07/25/2036 (P)(S)	1,592,984	1,225,103
Capital Trust Re CDO, Ltd.,
Series 2005-1A, Class E
2.331%, 03/20/2050 (H)(P)(S)	834,000	8
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.295%, 10/25/2036 (P)	568,577	438,960

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Carrington Mortgage Loan Trust (continued)
Series 2005-OPT2, Class M2,
0.685%, 05/25/2035 (P)	$1,115,000	$978,184
Centex Home Equity, Series 2005-A,
Class M4 1.035%, 01/25/2035 (P)	274,766	140,114
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%, 06/25/2032	770,868	730,826
Citigroup Mortgage Loan Trust,
Series 2006-WFH3, Class A3
0.385%, 10/25/2036 (P)	1,829,133	1,658,604
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A-5
8.100%, 08/15/2025	13,393	13,298
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.415%, 06/25/2036 (P)	814,844	641,385
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.675%, 04/25/2036 (P)	2,008,031	1,747,643
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	2,560,000	1,640,086
Crest, Ltd., Series 2002-IGA, Class A
0.703%, 07/28/2017 (P)(S)	223,242	220,918
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
1.031%, 12/05/2046 (H)(P)(S)	5,025,000	50
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	1,445,000	1,459,450
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	1,740,000	1,774,800
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034	255,216	134,811
Series 2004-1, Class M3,
5.260%, 04/25/2034	303,746	81,098
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.745%, 06/25/2035 (P)	840,000	739,346
FUEL Trust, Series 2011-1
4.207%, 04/15/2016 (S)	1,600,000	1,595,024
JER CDO, Series 2006-2A, Class FFL
1.735%, 03/25/2045 (H)(P)(S)	2,000,000	20
Leaf Capital Funding SPE A LLC
Series 2010-A, Class B,
5.230%, 12/15/2020 (P)(S)	425,000	425,000
Series 2010-A, Class C,
7.230%, 12/15/2020 (P)(S)	970,520	970,520
Series 2010-A, Class D,
10.230%, 12/15/2020 (P)(S)	730,000	730,000
Series 2010-A, Class E1,
14.730%, 12/15/2020 (P)(S)	867,027	867,027
Leaf II Receivables Funding LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	1,039,322	1,017,289
LNR CDO, Ltd., Series 2006-1A,
Class BFL
0.787%, 05/28/2043 (H)(P)(S)	3,300,000	33
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.285%, 02/25/2034 (P)	195,110	144,461
Master Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.935%, 08/25/2037 (P)	1,550,923	1,348,059

24

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C,
0.605%, 09/25/2036 (P)	$1,700,000	$1,446,311
Series 2005-WMC1, Class M1,
0.735%, 09/25/2035 (P)	833,897	756,630
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.685%, 03/25/2035 (P)	980,000	665,725
Series 2005-3, Class M1,
0.715%, 07/25/2035 (P)	775,000	630,304
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.315%, 03/25/2035 (P)	1,820,000	1,611,896
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.135%, 01/25/2034 (P)	678,562	478,793
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.755%, 01/25/2036 (P)	2,275,000	2,061,004
Series 2004-WHQ2, Class M2,
0.865%, 02/25/2035 (P)	2,355,000	1,815,446
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	267,389	261,364
Series 2005-2, Class AF4,
4.934%, 08/25/2035	310,000	243,450
Residential Asset Mortgage Products, Inc.
Series 2004-RZ3, Class AI4,
4.572%, 05/25/2033 (P)	160,428	140,770
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	192,354	162,287
Residential Asset Securities Corp.,
Series 2005-KS4, Class M1
0.645%, 05/25/2035 (P)	2,215,831	1,961,476
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,584,000	1,611,720
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.920%, 03/25/2034	607,663	345,783
Trapeza CDO LLC, Series 2007-12A,
Class B 0.806%, 04/06/2042 (P)(S)	3,056,083	712,067
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034 (P)	962,675	963,693

TOTAL ASSET BACKED SECURITIES (Cost $54,501,712)		$39,362,089

COMMON STOCKS - 0.00%
Consumer Discretionary - 0.00%
Greektown Superholdings, Inc. (I)	821	50,902
Financials - 0.00%
BTA Bank JSC, GDR (S)	1,781	9,617

TOTAL COMMON STOCKS (Cost $135,472)		$60,519

PREFERRED SECURITIES - 0.46%
Consumer Discretionary - 0.08%
Greektown
Superholdings, Inc., Series A (I)	$16,024	$993,488
Consumer Staples - 0.15%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	22,216	1,940,430
Energy - 0.05%
Apache Corp., Series D, 6.000% (L)	11,569	591,986

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials - 0.18%
Ally Financial, Inc., 7.300%	$30,550	$614,361
Bank of America Corp., Series 8, 8.625%	25,000	552,250
Citigroup Capital XIII (7.875% to
10-30-15, then
3 month LIBOR + 6.370%)	10,400	274,664
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	42,340	772,705

		2,213,980

TOTAL PREFERRED SECURITIES (Cost $6,759,426)		$5,739,884

SECURITIES LENDING COLLATERAL - 0.87%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	1,092,725	10,932,938

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,932,185)		$10,932,938

SHORT-TERM INVESTMENTS - 14.33%
Money Market Funds - 14.16%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$178,425,521	$178,425,521
Repurchase Agreement - 0.17%
Repurchase Agreement with State
Street Corp. dated 09/30/2011 at
0.010% to be repurchased at $2,171,002
on 10/03/2011, collateralized by
$2,200,000 U.S Treasury Notes 0.625%
due 07/15/2014 (valued at $2,216,500,
including interest)	2,171,000	2,171,000

TOTAL SHORT-TERM INVESTMENTS (Cost $180,596,521)		$180,596,521

Total Investments (Active Bond Trust)
(Cost $1,400,072,486) - 110.47%		$1,391,772,429
Other assets and liabilities, net - (10.47%)		(131,888,198)

TOTAL NET ASSETS - 100.00%		$1,259,884,231

SALE COMMITMENTS OUTSTANDING

U.S. GOVERNMENT AGENCY - (0.10)%
Federal National Mortgage Association
4.000%, TBA	(1,165,000)	(1,221,426)

TOTAL U.S. GOVERNMENT AGENCY (Cost $(1,217,152))		$(1,221,426)

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.64%
Consumer Discretionary - 13.01%
Auto Components - 0.02%
Standard Motor Products, Inc.	5,500	$71,335
Distributors - 0.06%
Core-Mark Holding Company, Inc. (I)	5,900	180,717
Diversified Consumer Services - 0.14%
American Public Education, Inc. (I)	3,100	105,400
Weight Watchers International, Inc.	5,900	343,675

		449,075

25

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.63%
Chipotle Mexican Grill, Inc. (I)(L)	1,300	$393,835
Domino’s Pizza, Inc. (I)	6,200	168,950
International Speedway Corp., Class A	1,800	41,112
Red Robin Gourmet Burgers, Inc. (I)(L)	5,700	137,313
Starbucks Corp.	115,500	4,306,995
Wynn Resorts, Ltd.	30,100	3,463,908

		8,512,113
Household Durables - 0.76%
Blyth, Inc.	5,700	316,065
Tempur-Pedic International, Inc. (I)	40,600	2,135,966

		2,452,031
Internet & Catalog Retail - 1.31%
Netflix, Inc. (I)(L)	1,000	113,160
priceline.com, Inc. (I)	9,200	4,135,032

		4,248,192
Leisure Equipment & Products - 0.83%
Jakks Pacific, Inc. (L)	16,400	310,780
Polaris Industries, Inc. (L)	44,000	2,198,680
Sturm Ruger & Company, Inc. (L)	7,000	181,860

		2,691,320
Media - 2.95%
CBS Corp., Class B	192,500	3,923,150
Comcast Corp., Class A	268,100	5,603,290

		9,526,440
Multiline Retail - 2.36%
Dillard’s, Inc., Class A (L)	64,600	2,808,808
Macy’s, Inc.	176,800	4,653,376
Tuesday Morning Corp. (I)	44,600	156,992

		7,619,176
Specialty Retail - 1.19%
Aaron’s, Inc.	15,500	391,375
Foot Locker, Inc.	73,000	1,466,570
Genesco, Inc. (I)(L)	5,200	267,956
HOT Topic, Inc.	65,000	495,950
Limited Brands, Inc. (L)	30,000	1,155,300
Shoe Carnival, Inc. (I)	3,000	70,800

		3,847,951
Textiles, Apparel & Luxury Goods - 0.76%
Ralph Lauren Corp.	10,500	1,361,850
VF Corp. (L)	9,000	1,093,680

		2,455,530

		42,053,880
Consumer Staples - 9.63%
Beverages - 1.19%
Coca-Cola Enterprises, Inc.	85,600	2,129,728
Hansen Natural Corp. (I)	19,700	1,719,613

		3,849,341
Food & Staples Retailing - 1.09%
Costco Wholesale Corp.	2,800	229,936
CVS Caremark Corp.	6,500	218,270
Whole Foods Market, Inc.	47,200	3,082,632

		3,530,838
Food Products - 2.68%
Cal-Maine Foods, Inc.	1,800	56,574
Imperial Sugar Company (L)	2,400	15,456
Kraft Foods, Inc., Class A	163,000	5,473,540
Smart Balance, Inc. (I)	35,100	207,090

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Smithfield Foods, Inc. (I)(L)	7,300	$142,350
Tyson Foods, Inc., Class A (L)	159,500	2,768,920

		8,663,930
Household Products - 1.17%
Central Garden & Pet Company, Class A (I)	11,400	80,712
Colgate-Palmolive Company	39,200	3,476,256
The Procter & Gamble Company	3,500	221,130

		3,778,098
Personal Products - 1.41%
Elizabeth Arden, Inc. (I)	2,800	79,632
Herbalife, Ltd.	77,900	4,175,440
Nu Skin Enterprises, Inc., Class A	7,500	303,900

		4,558,972
Tobacco - 2.09%
Philip Morris International, Inc.	108,000	6,737,040

		31,118,219
Energy - 11.37%
Energy Equipment & Services - 1.69%
Complete Production Services, Inc. (I)	3,100	58,435
Mitcham Industries, Inc. (I)	2,700	30,240
National Oilwell Varco, Inc.	68,300	3,498,326
Patterson-UTI Energy, Inc.	49,700	861,798
SEACOR Holdings, Inc.	12,300	986,583
Superior Energy Services, Inc. (I)	1,200	31,488

		5,466,870
Oil, Gas & Consumable Fuels - 9.68%
Bill Barrett Corp. (I)	9,600	347,904
Chevron Corp.	95,000	8,789,400
ConocoPhillips	101,100	6,401,652
Delek US Holdings, Inc.	3,200	36,064
Exxon Mobil Corp.	68,000	4,938,840
HollyFrontier Corp.	39,500	1,035,690
Marathon Petroleum Corp.	24,500	662,970
SM Energy Company	12,600	764,190
Stone Energy Corp. (I)(L)	69,000	1,118,490
Tesoro Corp. (I)(L)	179,400	3,492,918
Valero Energy Corp.	175,600	3,122,168
W&T Offshore, Inc. (L)	42,100	579,296

		31,289,582

		36,756,452
Financials - 11.06%
Capital Markets - 0.72%
American Capital, Ltd. (I)(L)	343,600	2,343,352
Commercial Banks - 1.46%
Columbia Banking System, Inc.	3,600	51,552
Community Bank Systems, Inc.	3,900	88,491
KeyCorp	227,800	1,350,854
M&T Bank Corp.	8,600	601,140
National Penn Bancshares, Inc. (L)	15,500	108,655
Pinnacle Financial Partners, Inc. (I)(L)	5,000	54,700
SunTrust Banks, Inc.	16,300	292,585
Susquehanna Bancshares, Inc. (L)	23,600	129,092
Zions Bancorporation (L)	146,300	2,058,441

		4,735,510
Consumer Finance - 2.62%
Capital One Financial Corp. (L)	111,000	4,398,930
Discover Financial Services	177,000	4,060,380

		8,459,310

26

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 1.05%
CBOE Holdings, Inc.	8,600	$210,442
CME Group, Inc.	7,900	1,946,560
IntercontinentalExchange, Inc. (I)	8,900	1,052,514
The NASDAQ OMX Group, Inc. (I)	7,600	175,864

		3,385,380
Insurance - 2.63%
Allied World Assurance
Company Holdings, Ltd.	12,777	686,253
American International Group, Inc. (I)(L)	81,900	1,797,705
Amtrust Financial Services, Inc.	3,600	80,136
Arch Capital Group, Ltd. (I)	12,800	418,240
Chubb Corp.	78,200	4,691,218
ProAssurance Corp.	2,800	201,656
Reinsurance Group of America, Inc.	10,300	473,285
RLI Corp. (L)	1,400	89,012
Stewart Information Services Corp.	7,500	66,300

		8,503,805
Real Estate Investment Trusts - 2.27%
American Capital Agency Corp.	35,000	948,500
Ashford Hospitality Trust, Inc.	77,600	544,752
First Industrial Realty Trust, Inc. (I)	21,700	173,600
Hospitality Properties Trust (L)	13,900	295,097
Post Properties, Inc.	3,100	107,694
Public Storage	16,100	1,792,735
Rayonier, Inc. (L)	84,900	3,123,471
Simon Property Group, Inc.	3,100	340,938

		7,326,787
Thrifts & Mortgage Finance - 0.31%
Federal Agricultural
Mortgage Corp., Class C (L)	7,000	133,210
People’s United Financial, Inc.	76,600	873,240

		1,006,450

		35,760,594
Health Care - 14.37%
Biotechnology - 1.50%
Biogen Idec, Inc. (I)	52,100	4,853,115
Health Care Providers & Services - 5.49%
Aetna, Inc.	65,600	2,384,560
AMERIGROUP Corp. (I)(L)	28,200	1,100,082
CIGNA Corp.	28,800	1,207,872
Coventry Health Care, Inc. (I)	57,077	1,644,388
Humana, Inc.	61,000	4,436,530
UnitedHealth Group, Inc.	118,400	5,460,608
WellCare Health Plans, Inc. (I)	18,900	717,822
WellPoint, Inc. (L)	12,200	796,416

		17,748,278
Pharmaceuticals - 7.38%
Bristol-Myers Squibb Company (L)	187,100	5,871,198
Depomed, Inc. (I)	15,700	84,780
Eli Lilly & Company	141,800	5,242,346
Forest Laboratories, Inc. (I)	29,000	892,910
Johnson & Johnson	4,400	280,324
Merck & Company, Inc.	195,500	6,394,805
Par Pharmaceutical Companies, Inc. (I)	23,000	612,260
Pfizer, Inc.	95,800	1,693,744
Questcor Pharmaceuticals, Inc. (I)	10,400	283,504
Viropharma, Inc. (I)(L)	138,500	2,502,695

		23,858,566

		46,459,959

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 9.65%
Aerospace & Defense - 3.24%
Ceradyne, Inc. (I)	6,000	$161,340
General Dynamics Corp.	57,400	3,265,486
HEICO Corp.	3,200	157,568
Lockheed Martin Corp. (L)	26,700	1,939,488
Northrop Grumman Corp.	88,191	4,600,043
Triumph Group, Inc.	7,000	341,180

		10,465,105
Air Freight & Logistics - 0.44%
FedEx Corp.	21,200	1,434,816
Airlines - 0.39%
Alaska Air Group, Inc. (I)	16,000	900,640
Skywest, Inc.	30,400	349,904

		1,250,544
Commercial Services & Supplies - 0.16%
Clean Harbors, Inc. (I)	6,800	348,840
M&F Worldwide Corp. (I)(L)	6,300	155,106

		503,946
Construction & Engineering - 1.50%
Fluor Corp.	76,000	3,537,800
KBR, Inc.	34,300	810,509
Layne Christensen Company (I)	5,700	131,670
MasTec, Inc. (I)	16,200	285,282
Northwest Pipe Company (I)	5,000	101,450

		4,866,711
Industrial Conglomerates - 0.66%
Tyco International, Ltd.	52,800	2,151,600
Machinery - 2.82%
Alamo Group, Inc.	3,500	72,765
Astec Industries, Inc. (I)	1,600	46,848
Caterpillar, Inc.	48,300	3,566,472
Colfax Corp. (I)(L)	2,000	40,520
Cummins, Inc.	43,300	3,535,878
Kennametal, Inc. (L)	10,900	356,866
Lindsay Corp. (L)	2,700	145,260
Robbins & Myers, Inc.	6,400	222,144
Timken Company	18,000	590,760
Titan International, Inc. (L)	35,200	528,000

		9,105,513
Professional Services - 0.02%
Huron Consulting Group, Inc. (I)	2,100	65,373
Road & Rail - 0.03%
AMERCO, Inc. (I)	1,600	99,920
Trading Companies & Distributors - 0.39%
Aircastle, Ltd. (L)	32,300	307,496
W.W. Grainger, Inc. (L)	6,300	942,102

		1,249,598

		31,193,126
Information Technology - 19.64%
Communications Equipment - 0.77%
Comtech Telecommunications Corp. (L)	32,600	915,734
EchoStar Corp., Class A (I)	27,700	626,297
Motorola Solutions, Inc.	7,300	305,870
Polycom, Inc. (I)	35,200	646,624

		2,494,525
Computers & Peripherals - 5.80%
Apple, Inc. (I)	30,226	11,521,547
Dell, Inc. (I)	340,000	4,811,000

27

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Imation Corp. (I)	11,600	$84,796
Western Digital Corp. (I)	90,300	2,322,516

		18,739,859
Electronic Equipment, Instruments & Components - 1.17%
Anixter International, Inc. (L)	1,100	52,184
AVX Corp.	6,700	79,529
Multi-Fineline Electronix, Inc. (I)	7,100	141,574
Tech Data Corp. (I)	50,406	2,179,051
Vishay Intertechnology, Inc. (I)(L)	158,700	1,326,732

		3,779,070
Internet Software & Services - 1.47%
Earthlink, Inc.	19,100	124,723
IAC/InterActiveCorp (I)	110,200	4,358,410
Keynote Systems, Inc.	1,700	35,921
ValueClick, Inc. (I)(L)	15,600	242,736

		4,761,790
IT Services - 6.74%
Alliance Data Systems Corp. (I)(L)	8,400	778,680
Automatic Data Processing, Inc.	84,800	3,998,320
CACI International, Inc., Class A (I)	17,600	878,944
Fiserv, Inc. (I)	16,700	847,859
International Business Machines Corp.	56,855	9,951,331
Visa, Inc., Class A	62,300	5,340,356

		21,795,490
Semiconductors & Semiconductor Equipment - 1.40%
Altera Corp.	34,100	1,075,173
Ceva, Inc. (I)	3,300	80,223
GT Advanced Technologies Inc. (I)(L)	127,500	895,050
Intel Corp.	55,300	1,179,549
Kulicke & Soffa Industries, Inc. (I)	30,200	225,292
LSI Corp. (I)	121,900	631,442
Photronics, Inc. (I)(L)	86,200	429,276

		4,516,005
Software - 2.29%
ACI Worldwide, Inc. (I)	2,800	77,112
ANSYS, Inc. (I)	6,700	328,568
Microsoft Corp.	275,507	6,857,369
Opnet Technologies, Inc.	3,900	136,149

		7,399,198

		63,485,937
Materials - 3.41%
Chemicals - 2.53%
CF Industries Holdings, Inc.	24,900	3,072,411
Eastman Chemical Company	12,000	822,360
Georgia Gulf Corp. (I)	10,100	139,683
LSB Industries, Inc. (I)	3,700	106,079
OM Group, Inc. (I)(L)	37,000	960,890
PPG Industries, Inc.	17,900	1,264,814
Rockwood Holdings, Inc. (I)	37,400	1,260,006
W.R. Grace & Company (I)	13,500	449,550
Westlake Chemical Corp. (L)	3,100	106,268

		8,182,061
Containers & Packaging - 0.11%
Boise, Inc.	68,100	352,077
Paper & Forest Products - 0.77%
Buckeye Technologies, Inc.	4,800	115,728
Clearwater Paper Corp. (I)	2,700	91,746

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Domtar Corp. (L)	33,600	$2,290,512

		2,497,986

		11,032,124
Telecommunication Services - 3.52%
Diversified Telecommunication Services - 3.34%
AT&T, Inc.	129,200	3,684,784
Verizon Communications, Inc.	193,400	7,117,120

		10,801,904
Wireless Telecommunication Services - 0.18%
Telephone & Data Systems, Inc. (L)	21,600	459,000
USA Mobility, Inc.	9,300	122,760

		581,760

		11,383,664
Utilities - 2.98%
Electric Utilities - 0.87%
Duke Energy Corp. (L)	121,600	2,430,784
FirstEnergy Corp.	7,500	336,825
MGE Energy, Inc.	1,100	44,737

		2,812,346
Gas Utilities - 0.10%
The Laclede Group, Inc.	1,800	69,750
WGL Holdings, Inc.	6,100	238,327

		308,077
Independent Power Producers & Energy Traders - 0.62%
NRG Energy, Inc. (I)	94,700	2,008,587
Multi-Utilities - 1.39%
Ameren Corp.	151,100	4,498,246

		9,627,256

TOTAL COMMON STOCKS (Cost $341,511,368)		$318,871,211

SECURITIES LENDING COLLATERAL - 9.61%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	3,103,471	31,050,851

TOTAL SECURITIES LENDING
COLLATERAL (Cost $31,050,033)		$31,050,851

SHORT-TERM INVESTMENTS - 0.80%
Money Market Funds - 0.80%
State Street Institutional Liquid Reserves
Fund, 0.0927% (Y)	$2,587,523	$2,587,523

TOTAL SHORT-TERM INVESTMENTS (Cost $2,587,523)		$2,587,523

Total Investments (All Cap Core Trust)
(Cost $375,148,924) - 109.05%		$352,509,585
Other assets and liabilities, net - (9.05%)		(29,244,296)

TOTAL NET ASSETS - 100.00%		$323,265,289

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.20%
Consumer Discretionary - 9.60%
Automobiles - 1.46%
Ford Motor Company (I)	610,165	$5,900,296

28

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.10%
Darden Restaurants, Inc.	9,700	$414,675
Household Durables - 1.39%
Fortune Brands, Inc.	86,132	4,658,019
Harman International Industries, Inc.	33,100	945,998

		5,604,017
Media - 5.25%
Omnicom Group, Inc.	187,231	6,897,590
The Interpublic Group of Companies, Inc.	812,600	5,850,720
The Walt Disney Company	58,451	1,762,882
Time Warner, Inc.	222,700	6,674,319

		21,185,511
Multiline Retail - 0.70%
Macy’s, Inc.	68,600	1,805,552
Target Corp.	20,900	1,024,936

		2,830,488
Specialty Retail - 0.70%
Guess?, Inc.	58,000	1,652,420
Penske Automotive Group, Inc. (L)	72,100	1,153,600

		2,806,020

		38,741,007
Consumer Staples - 9.63%
Beverages - 2.67%
Diageo PLC, ADR	50,100	3,804,093
PepsiCo, Inc.	33,700	2,086,030
The Coca-Cola Company	72,343	4,887,493

		10,777,616
Food & Staples Retailing - 1.51%
CVS Caremark Corp. (L)	181,700	6,101,486
Food Products - 4.18%
Archer-Daniels-Midland Company	354,547	8,796,311
Bunge, Ltd. (L)	138,055	8,047,226

		16,843,537
Household Products - 1.27%
Colgate-Palmolive Company	57,800	5,125,704

		38,848,343
Energy - 19.03%
Energy Equipment & Services - 3.47%
Baker Hughes, Inc.	50,300	2,321,848
Gulfmark Offshore, Inc., Class A (I)	37,030	1,345,670
Halliburton Company	158,459	4,836,169
Schlumberger, Ltd.	27,300	1,630,629
Superior Energy Services, Inc. (I)	61,710	1,619,270
Tidewater, Inc. (L)	53,000	2,228,650

		13,982,236
Oil, Gas & Consumable Fuels - 15.56%
Anadarko Petroleum Corp.	127,600	8,045,180
Apache Corp.	36,390	2,919,934
Chevron Corp. (L)	58,965	5,455,442
Consol Energy, Inc.	87,600	2,972,268
Devon Energy Corp.	62,600	3,470,544
El Paso Corp.	225,153	3,935,674
EQT Corp.	82,639	4,409,617
Exxon Mobil Corp.	246,718	17,919,128
Forest Oil Corp. (I)	56,600	815,040
Imperial Oil, Ltd.	82,200	2,968,242
QEP Resources, Inc.	71,117	1,925,137
Range Resources Corp. (L)	70,700	4,133,122

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Company (I)	114,800	$3,826,284

		62,795,612

		76,777,848
Financials - 15.30%
Capital Markets - 4.65%
Affiliated Managers Group, Inc. (I)	40,100	3,129,805
Lazard, Ltd., Class A	201,600	4,253,760
LPL Investment Holdings, Inc. (I)	138,400	3,518,128
State Street Corp.	244,144	7,851,671

		18,753,364
Commercial Banks - 5.59%
City National Corp. (L)	62,536	2,361,359
Commerce Bancshares, Inc. (L)	57,936	2,013,276
Cullen/Frost Bankers, Inc. (L)	78,751	3,611,521
PNC Financial Services Group, Inc.	176,800	8,519,992
Signature Bank (I)	47,600	2,271,948
U.S. Bancorp	160,185	3,770,755

		22,548,851
Diversified Financial Services - 0.90%
JPMorgan Chase & Company	120,324	3,624,159
Insurance - 4.16%
ACE, Ltd.	33,900	2,054,340
Berkshire Hathaway, Inc., Class B (I)	120,315	8,547,178
Marsh & McLennan Companies, Inc.	233,175	6,188,465

		16,789,983

		61,716,357
Health Care - 17.24%
Biotechnology - 4.72%
Amgen, Inc.	178,749	9,822,258
Celgene Corp. (I)	134,700	8,340,624
Onyx Pharmaceuticals, Inc. (I)	29,600	888,296

		19,051,178
Health Care Equipment & Supplies - 2.53%
Kinetic Concepts, Inc. (I)	22,356	1,473,037
NuVasive, Inc. (I)(L)	154,600	2,639,022
St. Jude Medical, Inc.	60,400	2,185,876
The Cooper Companies, Inc. (L)	10,387	822,131
Zimmer Holdings, Inc. (I)	57,500	3,076,250

		10,196,316
Health Care Providers & Services - 4.75%
DaVita, Inc. (I)	29,100	1,823,697
Express Scripts, Inc. (I)	112,100	4,155,547
Humana, Inc.	43,788	3,184,701
McKesson Corp.	61,322	4,458,109
UnitedHealth Group, Inc.	120,400	5,552,848

		19,174,902
Life Sciences Tools & Services - 2.14%
Charles River
Laboratories International, Inc. (I)	106,164	3,038,414
Thermo Fisher Scientific, Inc. (I)	109,987	5,569,742

		8,608,156
Pharmaceuticals - 3.10%
Merck & Company, Inc.	27,900	912,609
Teva Pharmaceutical Industries, Ltd., ADR	150,030	5,584,117
Warner Chilcott PLC, Class A (I)	210,600	3,011,580

29

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. (I)	43,748	$2,985,801

		12,494,107

		69,524,659
Industrials - 10.24%
Aerospace & Defense - 3.97%
Goodrich Corp.	32,625	3,937,185
Rockwell Collins, Inc.	97,300	5,133,548
United Technologies Corp.	98,400	6,923,424

		15,994,157
Airlines - 0.46%
Southwest Airlines Company (L)	233,100	1,874,124
Construction & Engineering - 0.13%
URS Corp. (I)	17,303	513,207
Machinery - 5.29%
Dover Corp.	88,900	4,142,740
Eaton Corp.	64,078	2,274,769
Kennametal, Inc.	65,782	2,153,703
Pall Corp.	70,280	2,979,872
Parker Hannifin Corp.	30,605	1,932,094
Robbins & Myers, Inc.	10,695	371,223
SPX Corp.	44,700	2,025,357
Trinity Industries, Inc.	206,986	4,431,570
WABCO Holdings, Inc. (I)	27,600	1,044,936

		21,356,264
Road & Rail - 0.39%
Kansas City Southern (I)	31,455	1,571,492

		41,309,244
Information Technology - 5.36%
Computers & Peripherals - 0.42%
EMC Corp. (I)	80,984	1,699,854
Electronic Equipment, Instruments & Components - 0.83%
Anixter International, Inc. (L)	42,800	2,030,432
Arrow Electronics, Inc. (I)	22,260	618,383
FLIR Systems, Inc.	27,394	686,220

		3,335,035
IT Services - 0.93%
Accenture PLC, Class A	21,327	1,123,506
Booz Allen Hamilton Holding Corp. (I)	76,800	1,142,016
The Western Union Company	97,427	1,489,659

		3,755,181
Office Electronics - 0.07%
Zebra Technologies Corp., Class A (I)	9,800	303,212
Semiconductors & Semiconductor Equipment - 1.56%
Intel Corp.	131,100	2,796,363
Texas Instruments, Inc.	131,845	3,513,669

		6,310,032
Software - 1.55%
Adobe Systems, Inc. (I)	158,606	3,833,507
Intuit, Inc.	50,600	2,400,464

		6,233,971

		21,637,285
Materials - 8.07%
Chemicals - 3.85%
Air Products & Chemicals, Inc.	54,926	4,194,699
Koppers Holdings, Inc.	13,100	335,491
LyondellBasell Industries NV, Class A	107,000	2,614,010

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	31,606	$2,233,280
Sigma-Aldrich Corp.	30,500	1,884,595
The Mosaic Company	87,400	4,279,978

		15,542,053
Containers & Packaging - 0.34%
Greif, Inc., Class A	32,253	1,383,331
Metals & Mining - 3.32%
Barrick Gold Corp.	194,223	9,060,503
Carpenter Technology Corp.	27,000	1,212,030
Reliance Steel & Aluminum Company	91,679	3,118,003

		13,390,536
Paper & Forest Products - 0.56%
International Paper Company	96,300	2,238,975

		32,554,895
Utilities - 1.73%
Electric Utilities - 1.73%
Nextera Energy, Inc.	129,120	6,975,060

TOTAL COMMON STOCKS (Cost $430,780,944)		$388,084,698

SECURITIES LENDING COLLATERAL - 4.57%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	1,844,111	18,450,695

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,450,084)		$18,450,695

SHORT-TERM INVESTMENTS - 4.03%
Repurchase Agreement - 4.03%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $16,266,014 on 10/03/2011,
collateralized by $16,370,000 Federal Farm
Credit Bank, 1.125% due 02/27/2014
(valued at $16,595,088, including interest)	$16,266,000	$16,266,000

TOTAL SHORT-TERM INVESTMENTS (Cost $16,266,000)		$16,266,000

Total Investments (All Cap Value Trust)
(Cost $465,497,028) - 104.80%		$422,801,393
Other assets and liabilities, net - (4.80%)		(19,381,914)

TOTAL NET ASSETS - 100.00%		$403,419,479

Alpha Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 87.92%
Consumer Discretionary - 15.10%
Auto Components - 0.94%
Dana Holding Corp. (I)	76,890	$807,345
Johnson Controls, Inc.	131,500	3,467,655
Modine Manufacturing Company (I)	253,189	2,293,892
SAF-Holland SA (I)	66,687	324,768
Stoneridge, Inc. (I)	134,089	699,945

		7,593,605
Automobiles - 0.23%
Harley-Davidson, Inc. (L)	48,810	1,675,647

30

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Hyundai Motor Company, Ltd.	1,110	$194,710

		1,870,357
Diversified Consumer Services - 0.87%
Estacio Participacoes SA	124,180	1,089,733
Weight Watchers International, Inc.	102,593	5,976,042

		7,065,775
Hotels, Restaurants & Leisure - 0.95%
McDonald’s Corp.	39,470	3,466,255
Sonic Corp. (I)	264,955	1,873,232
Starbucks Corp.	59,460	2,217,263
Wynn Macau, Ltd.	72,800	167,292

		7,724,042
Household Durables - 2.34%
Furniture Brands International, Inc. (I)	233,570	481,154
Lennar Corp., Class A (L)	138,750	1,878,675
NVR, Inc. (I)(L)	5,535	3,343,029
PDG Realty SA Empreendimentos
e Participacoes	94,700	308,741
Pulte Group, Inc. (I)(L)	1,553,860	6,137,747
SodasStream International, Ltd. (I)(L)	59,780	1,975,729
Tempur-Pedic International, Inc. (I)	83,560	4,396,092
Whirlpool Corp.	7,400	369,334

		18,890,501
Internet & Catalog Retail - 0.64%
Amazon.com, Inc. (I)	20,490	4,430,553
Blue Nile, Inc. (I)(L)	21,270	750,406

		5,180,959
Leisure Equipment & Products - 1.23%
Brunswick Corp. (L)	306,276	4,300,115
Hasbro, Inc.	42,745	1,393,914
Mattel, Inc.	163,427	4,231,125

		9,925,154
Media - 2.39%
AMC Networks, Inc. (I)	30,000	958,500
Comcast Corp., Class A	296,493	6,196,704
Comcast Corp., Special Class A	243,330	5,034,498
DIRECTV, Class A (I)	16,810	710,223
Sirius XM Radio, Inc. (I)	232,000	350,320
The Walt Disney Company	200,820	6,056,731

		19,306,976
Multiline Retail - 1.05%
Dollar Tree, Inc. (I)	22,940	1,723,023
Golden Eagle Retail Group, Ltd.	181,320	370,946
Maoye International Holdings, Ltd. (I)	1,287,030	259,653
Target Corp.	124,700	6,115,288

		8,468,910
Specialty Retail - 3.20%
Advance Auto Parts, Inc.	19,010	1,104,481
Belle International Holdings, Ltd.	230,000	393,577
CarMax, Inc. (I)(L)	11,870	283,100
Express, Inc.	162,600	3,299,154
Home Depot, Inc.	115,566	3,798,654
Lowe’s Companies, Inc.	411,797	7,964,154
Monro Muffler Brake, Inc. (L)	21,730	716,438
Ross Stores, Inc.	48,200	3,792,858
Staples, Inc.	141,530	1,882,349
Talbots, Inc. (I)(L)	658,110	1,776,897
Ulta Salon Cosmetics & Fragrance, Inc. (I)	14,080	876,198

		25,887,860

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.26%
Coach, Inc.	59,320	$3,074,556
Hanesbrands, Inc. (I)	268,926	6,725,839
Lululemon Athletica, Inc. (I)	8,410	409,147

		10,209,542

		122,123,681
Consumer Staples - 9.56%
Beverages - 1.79%
Anheuser-Busch InBev NV	20,673	1,096,360
Molson Coors Brewing Company, Class B	73,310	2,903,809
PepsiCo, Inc.	143,850	8,904,315
Primo Water Corp. (I)	164,440	927,442
The Coca-Cola Company	9,500	641,820

		14,473,746
Food & Staples Retailing - 1.28%
CVS Caremark Corp.	152,186	5,110,406
Sysco Corp. (L)	158,931	4,116,313
Whole Foods Market, Inc.	17,120	1,118,107

		10,344,826
Food Products - 4.92%
Asian Bamboo AG (L)	42,268	666,288
China Green Holdings, Ltd. (L)	1,234,310	227,225
China Minzhong Food Corp. Ltd. (I)(S)	981,770	655,069
Danone SA	45,672	2,810,711
General Mills, Inc.	76,226	2,932,414
Green Mountain Coffee Roasters, Inc. (I)	137,455	12,775,068
Kraft Foods, Inc., Class A	250,950	8,426,901
Mead Johnson Nutrition Company	7,000	481,810
PureCircle, Ltd. (I)(L)	896,469	1,261,524
Smithfield Foods, Inc. (I)(L)	161,730	3,153,735
The Hershey Company	5,300	313,972
Unilever NV	61,775	1,956,662
Unilever NV - NY Shares	131,900	4,153,531

		39,814,910
Household Products - 0.58%
Colgate-Palmolive Company	52,874	4,688,866

		4,688,866
Tobacco - 0.99%
Altria Group, Inc.	50,480	1,353,369
British American Tobacco PLC	35,820	1,518,229
Lorillard, Inc.	12,880	1,425,816
Philip Morris International, Inc.	59,960	3,740,305

		8,037,719

		77,360,067
Energy - 7.69%
Energy Equipment & Services - 0.52%
Ensco International PLC, ADR	32,930	1,331,360
Hornbeck Offshore Services, Inc. (I)(L)	21,340	531,579
Petroleum Geo-Services ASA (I)	137,850	1,389,598
Tidewater, Inc. (L)	21,750	914,588

		4,167,125
Oil, Gas & Consumable Fuels - 7.17%
Alpha Natural Resources, Inc. (I)	82,077	1,451,942
Anadarko Petroleum Corp.	121,920	7,687,056
BG Group PLC	258,061	4,914,075
Bumi PLC (I)	75,741	1,018,516
Bumi Resources Tbk PT	2,654,128	579,882
Cabot Oil & Gas Corp.	20,630	1,277,203
Chesapeake Energy Corp. (L)	139,796	3,571,788
Chevron Corp.	38,920	3,600,878

31

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Cobalt International Energy, Inc. (I)	266,815	$2,057,144
Consol Energy, Inc.	46,270	1,569,941
EOG Resources, Inc.	7,030	499,200
Exxon Mobil Corp.	40,880	2,969,114
Gazprom OAO, ADR	144,454	1,379,536
Inpex Corp.	117	721,002
James River Coal Company (I)(L)	55,307	352,306
Karoon Gas Australia, Ltd. (I)	350,567	938,890
KiOR, Inc., Class A (I)(L)	20,900	433,466
Occidental Petroleum Corp.	98,631	7,052,117
Paladin Energy, Ltd.	166,000	190,054
Paladin Resources, Ltd. (I)	254,370	291,229
Petroleo Brasileiro SA, ADR	205,991	4,624,498
Rosetta Resources, Inc. (I)(L)	28,770	984,509
Royal Dutch Shell PLC, ADR, Class B	52,600	3,263,830
Statoil ASA, ADR (L)	126,410	2,724,136
Uranium One, Inc. (L)	435,610	860,495
Vallares PLC (I)	163,629	2,538,874
Venoco, Inc. (I)	49,960	440,148

		57,991,829

		62,158,954
Financials - 8.87%
Capital Markets - 1.91%
BlackRock, Inc.	23,470	3,473,795
CETIP SA - Balcao Organizado de Ativos
e Derivativos	48,145	601,732
Credit Suisse Group AG (I)	12,416	322,185
GAM Holding, Ltd. (I)	36,164	451,981
Greenhill & Company, Inc. (L)	45,155	1,290,981
Invesco, Ltd.	172,750	2,679,353
Matsui Securities Company, Ltd. (L)	262,680	1,181,287
SEI Investments Company	164,495	2,529,933
T. Rowe Price Group, Inc.	33,130	1,582,620
UBS AG (Swiss Exchange) (I)	118,890	1,353,357

		15,467,224
Commercial Banks - 3.37%
Barclays PLC	442,871	1,087,171
BNP Paribas	11,140	440,947
Cullen/Frost Bankers, Inc.	60,650	2,781,409
First Republic Bank (I)	46,640	1,080,182
M&T Bank Corp. (L)	48,170	3,367,083
Mitsubishi UFJ Financial Group	186,810	839,631
PNC Financial Services Group, Inc.	51,084	2,461,738
U.S. Bancorp	113,360	2,668,494
Wells Fargo & Company	518,209	12,499,201

		27,225,856
Consumer Finance - 0.12%
Acom Company, Ltd. (I)(L)	52,330	998,305

		998,305
Diversified Financial Services - 1.86%
Bank of America Corp.	152,951	936,060
ING Groep NV (I)	153,574	1,080,856
JPMorgan Chase & Company	168,163	5,065,070
Justice Holdings, Ltd. (I)	227,124	3,329,610
PHH Corp. (I)	135,370	2,176,750
The NASDAQ OMX Group, Inc. (I)	104,220	2,411,651

		14,999,997
Insurance - 1.49%
ACE, Ltd.	49,530	3,001,518
Ageas	624,467	1,074,205
Genworth Financial, Inc., Class A (I)(L)	84,020	482,275

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.	160,180	$4,251,177
Unum Group	153,488	3,217,108

		12,026,283
Real Estate Management & Development - 0.04%
Daito Trust Construction Company, Ltd.	3,800	348,440

		348,440
Thrifts & Mortgage Finance - 0.08%
Radian Group, Inc. (L)	294,060	643,991

		643,991

		71,710,096
Health Care - 11.23%
Biotechnology - 1.69%
Alexion Pharmaceuticals, Inc. (I)	5,000	320,300
Amgen, Inc.	75,220	4,133,339
Biogen Idec, Inc. (I)	5,900	549,585
Celgene Corp. (I)	51,480	3,187,642
Novavax, Inc. (I)(L)	826,210	1,330,198
Regeneron Pharmaceuticals, Inc. (I)(L)	44,600	2,595,720
Seattle Genetics, Inc. (I)(L)	59,900	1,141,694
Vertex Pharmaceuticals, Inc. (I)	8,600	383,044

		13,641,522
Health Care Equipment & Supplies - 3.38%
Edwards Lifesciences Corp. (I)	83,060	5,920,517
Gen-Probe, Inc. (I)	111,160	6,363,910
Hologic, Inc. (I)	359,020	5,460,694
Intuitive Surgical, Inc. (I)	7,250	2,641,030
Medtronic, Inc.	199,412	6,628,455
Zoll Medical Corp. (I)	8,460	319,280

		27,333,886
Health Care Providers & Services - 2.20%
Catalyst Health Solutions, Inc. (I)	75,540	4,357,903
CIGNA Corp.	99,420	4,169,675
UnitedHealth Group, Inc.	201,877	9,310,567

		17,838,145
Health Care Technology - 0.85%
Careview Communications, Inc. (I)(L)	864,750	1,357,658
Cerner Corp. (I)	9,400	644,088
SXC Health Solutions Corp. (I)	87,750	4,887,675

		6,889,421
Life Sciences Tools & Services - 0.94%
Agilent Technologies, Inc. (I)	101,300	3,165,625
Life Technologies Corp. (I)	21,870	840,464
Pharmaceutical Product Development, Inc.	139,560	3,581,110

		7,587,199
Pharmaceuticals - 2.17%
AstraZeneca PLC, ADR	34,390	1,525,540
Eisai Company, Ltd.	18,720	754,478
Elan Corp. PLC, ADR (I)	107,733	1,134,428
Eli Lilly & Company	12,300	454,731
Johnson & Johnson	54,050	3,443,526
Merck & Company, Inc.	97,410	3,186,281
Pfizer, Inc.	308,073	5,446,731
Simcere Pharmaceutical Group (I)(L)	30,750	305,348
UCB SA	20,124	856,925
United Laboratories, Ltd.	622,750	467,374

		17,575,362

		90,865,535

32

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 10.23%
Aerospace & Defense - 3.66%
BE Aerospace, Inc. (I)	73,650	$2,438,552
DigitalGlobe, Inc. (I)	191,200	3,715,016
Esterline Technologies Corp. (I)	7,920	410,573
General Dynamics Corp.	112,843	6,419,638
Goodrich Corp.	14,610	1,763,135
HEICO Corp.	16,470	810,983
Honeywell International, Inc.	23,840	1,046,814
Northrop Grumman Corp.	91,750	4,785,680
Rockwell Collins, Inc. (L)	39,505	2,084,284
Safran SA	85,034	2,612,208
TransDigm Group, Inc. (I)	27,390	2,236,941
Triumph Group, Inc.	26,690	1,300,871

		29,624,695
Air Freight & Logistics - 0.79%
United Parcel Service, Inc., Class B	100,720	6,360,468

		6,360,468
Airlines - 0.83%
AirAsia BHD	1,522,721	1,386,461
Cathay Pacific Airways, Ltd.	394,680	639,453
Copa Holdings SA, Class A	20,360	1,247,457
Delta Air Lines, Inc. (I)	458,021	3,435,158

		6,708,529
Building Products - 0.29%
Lennox International, Inc.	91,605	2,361,577

		2,361,577
Commercial Services & Supplies - 0.66%
Corrections Corp. of America (I)	102,255	2,320,166
Ritchie Brothers Auctioneers, Inc. (L)	37,945	766,110
Sykes Enterprises, Inc. (I)	53,330	797,284
The Geo Group, Inc. (I)(L)	79,845	1,481,923

		5,365,483
Construction & Engineering - 0.63%
Aecom Technology Corp. (I)	194,910	3,444,060
Jacobs Engineering Group, Inc. (I)	51,715	1,669,877

		5,113,937
Industrial Conglomerates - 0.80%
3M Company	47,972	3,443,910
Tyco International, Ltd.	74,030	3,016,723

		6,460,633
Machinery - 1.60%
Chart Industries, Inc. (I)(L)	25,240	1,064,371
IDEX Corp.	39,815	1,240,635
Illinois Tool Works, Inc.	72,840	3,030,144
Meritor, Inc. (I)	83,126	586,870
Navistar International Corp. (I)	28,170	904,820
PACCAR, Inc.	81,010	2,739,758
Stanley Black & Decker, Inc.	58,112	2,853,299
Terex Corp. (I)	32,900	337,554
United Tractors Tbk PT	86,454	210,656

		12,968,107
Professional Services - 0.02%
Verisk Analytics, Inc., Class A (I)	3,700	128,649

		128,649
Road & Rail - 0.28%
Hertz Global Holdings, Inc. (I)	66,550	592,295
J.B. Hunt Transport Services, Inc.	46,860	1,692,583

		2,284,878

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.67%
MSC Industrial Direct Company, Inc., Class A	45,245	$2,554,533
United Rentals, Inc. (I)(L)	168,878	2,843,906

		5,398,439

		82,775,395
Information Technology - 17.25%
Communications Equipment - 2.65%
Alcatel-Lucent, ADR (I)	270,620	765,855
Cisco Systems, Inc.	394,604	6,112,408
F5 Networks, Inc. (I)(L)	47,700	3,389,085
Finisar Corp. (I)	34,578	606,498
HTC Corp.	25,698	564,561
HUGHES Telematics, Inc. (I)(L)	21,300	85,200
JDS Uniphase Corp. (I)(L)	111,528	1,111,934
Juniper Networks, Inc. (I)	65,990	1,138,987
Polycom, Inc. (I)	251,840	4,626,301
QUALCOMM, Inc.	62,040	3,017,005

		21,417,834
Computers & Peripherals - 2.51%
Apple, Inc. (I)	35,017	13,347,780
EMC Corp. (I)	330,150	6,929,849

		20,277,629
Electronic Equipment, Instruments & Components - 0.59%
Avnet, Inc. (I)	32,485	847,209
Hollysys Automation Technologies, Ltd. (I)(L)	63,360	370,022
Hon Hai Precision Industry Company, Ltd.	379,866	847,985
Jabil Circuit, Inc.	153,610	2,732,722

		4,797,938
Internet Software & Services - 2.82%
Baidu, Inc., ADR (I)	5,080	543,103
Dena Company, Ltd.	12,200	510,389
eBay, Inc. (I)	510,400	15,051,696
Google, Inc., Class A (I)	5,210	2,679,920
Gree, Inc.	16,000	479,986
KIT Digital, Inc. (I)(L)	330,870	2,779,308
Sohu.com, Inc. (I)	15,700	756,740

		22,801,142
IT Services - 2.18%
Automatic Data Processing, Inc.	98,475	4,643,096
MasterCard, Inc., Class A	1,600	507,456
Sapient Corp. (L)	147,018	1,490,763
Teradata Corp. (I)	13,700	733,361
The Western Union Company	674,224	10,308,885

		17,683,561
Semiconductors & Semiconductor Equipment - 3.09%
Altera Corp.	33,890	1,068,552
Analog Devices, Inc.	66,010	2,062,813
ARM Holdings PLC	287,982	2,464,827
Avago Technologies, Ltd.	106,920	3,503,768
Cavium Inc. (I)	13,760	371,658
Intel Corp.	90,600	1,932,498
Maxim Integrated Products, Inc.	96,330	2,247,379
Micron Technology, Inc. (I)(L)	81,832	412,433
Microsemi Corp. (I)	68,310	1,091,594
NVIDIA Corp. (I)	59,170	739,625
ON Semiconductor Corp. (I)	79,100	567,147
RF Micro Devices, Inc. (I)(L)	49,300	312,562
Samsung Electronics Company, Ltd.	1,299	909,967
Skyworks Solutions, Inc. (I)	314,590	5,643,745
Xilinx, Inc. (L)	59,780	1,640,363

		24,968,931

33

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 3.41%
Activision Blizzard, Inc.	137,290	$1,633,751
ANSYS, Inc. (I)(L)	11,855	581,369
Ariba, Inc. (I)	42,560	1,179,338
Cadence Design Systems, Inc. (I)	660,280	6,100,987
FactSet Research Systems, Inc. (L)	11,335	1,008,475
Glu Mobile Inc. (I)(L)	110,050	232,206
Microsoft Corp.	274,077	6,821,777
MicroStrategy, Inc., Class A (I)	9,320	1,063,132
Oracle Corp.	124,700	3,583,878
Perfect World Company, Ltd. (I)	34,790	388,256
Rovi Corp. (I)	36,630	1,574,357
TIBCO Software, Inc. (I)	105,650	2,365,504
TiVo, Inc. (I)(L)	63,570	593,744
VMware, Inc., Class A (I)(L)	5,430	436,463

		27,563,237

		139,510,272
Materials - 6.64%
Chemicals - 2.95%
Agrium, Inc.	55,000	3,660,893
Akzo Nobel NV	14,000	618,910
Celanese Corp., Series A	26,880	874,406
CF Industries Holdings, Inc.	18,620	2,297,522
Huabao International Holdings, Ltd.	927,230	755,851
Methanex Corp.	57,851	1,205,615
Praxair, Inc.	29,350	2,743,638
The Mosaic Company	194,550	9,527,114
The Sherwin-Williams Company	29,590	2,199,129

		23,883,078
Construction Materials - 0.02%
Anhui Conch Cement Company, Ltd.	64,500	175,372

		175,372
Containers & Packaging - 0.20%
Graphic Packaging Holding Company (I)	168,425	581,066
Silgan Holdings, Inc.	28,710	1,054,805

		1,635,871
Metals & Mining - 3.26%
Allied Nevada Gold Corp. (I)(L)	49,140	1,759,703
AngloGold Ashanti, Ltd., ADR	48,590	2,009,682
Barrick Gold Corp.	63,070	2,942,216
CGA Mining, Ltd. (I)	394,798	881,599
China Metal Recycling Holdings, Ltd.	782,560	655,615
Detour Gold Corp. (I)	77,310	2,014,088
Fortescue Metals Group, Ltd.	147,130	609,924
Franco-Nevada Corp.	22,600	817,603
Freeport-McMoRan Copper & Gold, Inc.	25,800	785,610
Fresnillo PLC	77,723	1,912,522
Glencore International PLC (L)	103,160	638,484
Goldcorp, Inc.	38,060	1,737,058
Iluka Resources, Ltd.	97,216	1,136,620
Ivanhoe Mines, Ltd. (I)	28,910	398,654
Molycorp, Inc. (I)	26,200	861,194
Mongolian Mining Corp. (I)	437,890	390,870
New Gold, Inc. (I)	92,280	945,870
Newmont Mining Corp.	27,220	1,712,138
Nucor Corp.	38,230	1,209,597
Royal Gold, Inc.	12,610	807,797
Sandstorm Gold Ltd. (I)	339,750	340,431
Silver Wheaton Corp.	18,130	533,929
Xstrata PLC	30,100	377,497
Yamana Gold, Inc.	62,010	847,057

		26,325,758

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 0.21%
Louisiana-Pacific Corp. (I)(L)	133,310	$679,881
Norbord, Inc. (I)	121,690	916,246
Sino-Forest Corp. (I)(L)	90,175	62,087

		1,658,214

		53,678,293
Telecommunication Services - 0.55%
Diversified Telecommunication Services - 0.35%
AT&T, Inc.	87,090	2,483,807
Verizon Communications, Inc.	8,100	298,080

		2,781,887
Wireless Telecommunication Services - 0.20%
American Tower Corp., Class A (I)	30,490	1,640,362

		1,640,362

		4,422,249
Utilities - 0.80%
Electric Utilities - 0.09%
Southern Company	17,400	737,238

		737,238
Gas Utilities - 0.37%
UGI Corp.	114,110	2,997,670

		2,997,670
Independent Power Producers & Energy Traders - 0.17%
NRG Energy, Inc. (I)	66,210	1,404,314

		1,404,314
Multi-Utilities - 0.17%
Consolidated Edison, Inc. (L)	13,700	781,174
Dominion Resources, Inc.	11,600	588,932

		1,370,106

		6,509,328

TOTAL COMMON STOCKS (Cost $803,463,002)		$711,113,870

PREFERRED SECURITIES - 0.03%
Consumer Staples - 0.03%
Companhia de Bebidas das Americas, ADR	$8,000	$245,200

		245,200

TOTAL PREFERRED SECURITIES (Cost $274,836)		$245,200

SECURITIES LENDING COLLATERAL - 6.86%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	5,545,358	55,482,413

TOTAL SECURITIES LENDING
COLLATERAL (Cost $55,479,286)		$55,482,413

34

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 10.69%
Repurchase Agreement - 10.69%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2011 at 0.050% to
be repurchased at $86,500,360 on
10/03/2011, collateralized by $87,933,014
Government National Mortgage Association,
4.000%-5.500% due 12/15/2039-08/15/2041
(valued at $88,230,000, including interest)	$86,500,000	$86,500,000

		86,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $86,500,000)		$86,500,000

Total Investments (Alpha Opportunities Trust)
(Cost $945,717,124) - 105.50%		$853,341,483
Other assets and liabilities, net - (5.50%)		(44,470,964)

TOTAL NET ASSETS - 100.00%		$808,870,519

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Asset Allocation Fund - Class 1	101,406,889	$1,532,258,090

		1,532,258,090

TOTAL INVESTMENT COMPANIES (Cost $1,415,381,610)		$1,532,258,090

Total Investments (American Asset Allocation Trust)
(Cost $1,415,381,610) - 100.00%		$1,532,258,090
Other assets and liabilities, net - 0.00%		2,696

TOTAL NET ASSETS - 100.00%		$1,532,260,786

American Blue Chip Income and Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Blue Chip Income & Growth
Fund - Class 1	27,908,578	$230,803,939

TOTAL INVESTMENT COMPANIES (Cost $220,570,762)		$230,803,939

Total Investments (American Blue Chip Income and Growth
Trust) (Cost $220,570,762) - 100.01%		$230,803,939
Other assets and liabilities, net - (0.01%)		(16,127)

TOTAL NET ASSETS - 100.00%		$230,787,812

American Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American Bond Fund - Class 1	76,589,351	$855,503,046

		855,503,046

TOTAL INVESTMENT COMPANIES (Cost $814,583,763)		$855,503,046

Total Investments (American Bond Trust)
(Cost $814,583,763) - 100.02%		$855,503,046
Other assets and liabilities, net - (0.02%)		(148,739)

TOTAL NET ASSETS - 100.00%		$855,354,307

American Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	39,880,159	$445,461,377
American Growth Fund - Class 1	4,698,647	226,803,712
American Growth-Income Fund - Class 1	7,697,538	235,698,602
American International Fund - Class 1	8,202,023	120,651,754

TOTAL INVESTMENT COMPANIES (Cost $927,150,990)		$1,028,615,445

Total Investments (American Fundamental Holdings Trust)
(Cost $927,150,990) - 100.00%		$1,028,615,445
Other assets and liabilities, net - 0.00%		3,585

TOTAL NET ASSETS - 100.00%		$1,028,619,030

American Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	19,582,414	$218,735,565
American Global Growth Fund - Class 1	15,580,108	286,518,188
American Global Small Capitalization
Fund - Class 1	5,983,885	99,512,007
American High-Income Bond Fund - Class 1	5,622,346	60,383,994
American New World Fund - Class 1	3,554,315	67,496,435

		732,646,189

TOTAL INVESTMENT COMPANIES (Cost $726,677,164)		$732,646,189

Total Investments (American Global Diversification Trust)
(Cost $726,677,164) - 100.00%		$732,646,189
Other assets and liabilities, net - 0.00%		(1,889)

TOTAL NET ASSETS - 100.00%		$732,644,300

35

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Global Growth Fund - Class 1	8,628,519	$158,678,465

		158,678,465

TOTAL INVESTMENT COMPANIES (Cost $186,904,689)		$158,678,465

Total Investments (American Global Growth Trust)
(Cost $186,904,689) - 100.01%		$158,678,465
Other assets and liabilities, net - (0.01%)		(13,796)

TOTAL NET ASSETS - 100.00%		$158,664,669

American Global Small Capitalization Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American Global Small Capitalization
Fund - Class 1	5,095,550	$84,739,002

		84,739,002

TOTAL INVESTMENT COMPANIES (Cost $75,108,758)		$84,739,002

Total Investments (American Global Small Capitalization
Trust) (Cost $75,108,758) - 100.02%		$84,739,002
Other assets and liabilities, net - (0.02%)		(16,299)

TOTAL NET ASSETS - 100.00%		$84,722,703

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Growth Fund - Class 1	22,472,955	$1,084,769,522

		1,084,769,522

TOTAL INVESTMENT COMPANIES (Cost $1,198,139,825)		$1,084,769,522

Total Investments (American Growth Trust)
(Cost $1,198,139,825) - 100.00%		$1,084,769,522
Other assets and liabilities, net - 0.00%		(6,460)

TOTAL NET ASSETS - 100.00%		$1,084,763,062

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Growth-Income Fund - Class 1	32,931,659	$1,008,367,392

		1,008,367,392

TOTAL INVESTMENT COMPANIES (Cost $1,080,930,727)		$1,008,367,392

Total Investments (American Growth-Income Trust)
(Cost $1,080,930,727) - 100.00%		$1,008,367,392
Other assets and liabilities, net - 0.00%		(6,375)

TOTAL NET ASSETS - 100.00%		$1,008,361,017

American High-Income Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American High-Income Bond Fund - Class 1	8,575,777	$92,103,846

		92,103,846

TOTAL INVESTMENT COMPANIES (Cost $88,661,075)		$92,103,846

Total Investments (American High-Income Bond Trust)
(Cost $88,661,075) - 100.02%		$92,103,846
Other assets and liabilities, net - (0.02%)		(14,328)

TOTAL NET ASSETS - 100.00%		$92,089,518

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American International Fund - Class 1	46,970,082	$690,929,907

		690,929,907

TOTAL INVESTMENT COMPANIES (Cost $864,577,215)		$690,929,907

Total Investments (American International Trust)
(Cost $864,577,215) - 100.00%		$690,929,907
Other assets and liabilities, net - 0.00%		(11,126)

TOTAL NET ASSETS - 100.00%		$690,918,781

36

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American New World Fund - Class 1	3,922,191	$74,482,415

		74,482,415

TOTAL INVESTMENT COMPANIES (Cost $75,930,925)		$74,482,415

Total Investments (American New World Trust)
(Cost $75,930,925) - 100.02%		$74,482,415
Other assets and liabilities, net - (0.02%)		(13,609)

TOTAL NET ASSETS - 100.00%		$74,468,806

Balanced Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 66.53%
Consumer Discretionary - 11.54%
Auto Components - 0.32%
Aisin Seiki Company, Ltd.	1,600	$53,157
Autoliv, Inc.	691	33,635
Dorman Products, Inc. (I)	200	6,616
Drew Industries, Inc.	700	13,986
Fuel Systems Solutions, Inc. (I)(L)	200	3,842
GKN PLC	24,668	66,690
Johnson Controls, Inc. (L)	5,100	134,487
Koito Manufacturing Company, Ltd.	2,000	31,490
Shiloh Industries, Inc.	1,000	8,970
Visteon Corp. (I)	600	25,800

		378,673
Automobiles - 0.64%
Bayerische Motoren Werke (BMW) AG	1,175	77,856
General Motors Company (I)	3,900	78,702
Harley-Davidson, Inc.	3,900	133,887
Honda Motor Company, Ltd.	4,700	137,804
Nissan Motor Company, Ltd.	9,500	83,954
Toyota Motor Corp.	7,000	239,291
Winnebago Industries, Inc. (I)(L)	600	4,152

		755,646
Distributors - 0.15%
Genuine Parts Company	2,830	143,764
Pool Corp.	800	20,944
Weyco Group, Inc.	500	11,150

		175,858
Diversified Consumer Services - 0.21%
American Public Education, Inc. (I)	300	10,200
Ascent Media Corp., Class A (I)	300	11,796
Benesse Holdings, Inc.	1,900	83,704
Career Education Corp. (I)(L)	1,160	15,138
H&R Block, Inc. (L)	5,520	73,471
K12, Inc. (I)	600	15,276
Matthews International Corp., Class A	220	6,767
National American University Holdings, Inc.	500	3,580
Strayer Education, Inc.	110	8,434
Weight Watchers International, Inc.	400	23,300

		251,666
Hotels, Restaurants & Leisure - 2.16%
Accor SA	1,606	42,747
Betfair Group PLC	747	8,573
BJ’s Restaurants, Inc. (I)	200	8,822
Carnival Corp.	7,400	224,220

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc. (I)	700	$212,065
Choice Hotels International, Inc.	1,050	31,206
Compass Group PLC	13,940	112,726
International Game Technology	1,900	27,607
Las Vegas Sands Corp. (I)	6,700	256,878
Marriott International, Inc., Class A	13,978	380,761
McDonald’s Corp.	3,200	281,024
Mitchells & Butlers PLC (I)	3,130	11,400
Orient Express Hotels, Ltd., Class A (I)	2,600	17,966
Panera Bread Company, Class A (I)	470	48,852
Starbucks Corp.	13,650	509,009
Starwood Hotels & Resorts Worldwide, Inc.	4,830	187,501
Tim Hortons, Inc.	400	18,512
Vail Resorts, Inc.	500	18,895
WMS Industries, Inc. (I)	800	14,072
Wynn Resorts, Ltd.	400	46,032
Yum! Brands, Inc.	1,400	69,146

		2,528,014
Household Durables - 0.74%
Cavco Industries, Inc. (I)	200	6,888
CSS Industries, Inc.	300	5,004
Ethan Allen Interiors, Inc.	200	2,722
Fortune Brands, Inc.	7,010	379,101
Harman International Industries, Inc.	700	20,006
Hooker Furniture Corp.	500	4,525
iRobot Corp. (I)	200	5,032
M/I Homes, Inc. (I)	700	4,207
Meritage Homes Corp. (I)	300	4,542
PDG Realty SA Empreendimentos
e Participacoes	16,200	52,815
Persimmon PLC	16,820	118,817
Tempur-Pedic International, Inc. (I)	200	10,522
Whirlpool Corp.	4,980	248,552

		862,733
Internet & Catalog Retail - 1.83%
Amazon.com, Inc. (I)(L)	6,600	1,427,118
Blue Nile, Inc. (I)(L)	230	8,114
HSN, Inc. (I)	340	11,264
Liberty Media Corp. - Interactive, Series A (I)	10,300	152,131
Makemytrip, Ltd. (I)	500	11,040
priceline.com, Inc. (I)(L)	1,200	539,352

		2,149,019
Leisure Equipment & Products - 0.39%
Black Diamond, Inc. (I)	900	5,868
Brunswick Corp.	1,000	14,040
Hasbro, Inc.	100	3,261
Mattel, Inc.	12,100	313,269
Nikon Corp.	4,000	93,991
Sankyo Company, Ltd.	400	21,579

		452,008
Media - 2.12%
Aegis Group PLC	15,211	29,217
Cablevision Systems Corp., Class A	8,150	128,200
Comcast Corp., Class A	7,800	163,020
DIRECTV, Class A (I)	700	29,575
Discovery Communications, Inc., Series A (I)	500	18,810
Discovery Communications, Inc., Series C (I)	5,850	205,628
DISH Network Corp. (I)	1,000	25,060
DreamWorks Animation SKG, Inc. (I)(L)	1,300	23,634
Informa PLC	7,213	36,678
Jupiter Telecommunications Company, Ltd.	114	122,570
Knology, Inc. (I)	700	9,086

37

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Lamar Advertising Company, Class A (I)	1,300	$22,139
Liberty Media Corp. - Starz, Series A (I)	480	30,509
Live Nation Entertainment, Inc. (I)	1,000	8,010
Meredith Corp. (L)	1,000	22,640
Morningstar, Inc.	500	28,220
Omnicom Group, Inc.	1,500	55,260
Scholastic Corp.	1,100	30,833
Television Broadcasting Company, Ltd.	5,000	27,260
The Madison Square Garden, Inc., Class A (I)	3,787	86,344
The McGraw-Hill Companies, Inc.	7,300	299,300
The New York Times Company, Class A (I)(L)	10,200	59,262
The Walt Disney Company	12,700	383,032
The Washington Post Company, Class B	130	42,506
Time Warner, Inc.	12,650	379,121
WPP PLC	23,044	212,515

		2,478,429
Multiline Retail - 0.55%
Dollar General Corp. (I)	1,850	69,856
Dollar Tree, Inc. (I)	350	26,289
Fred’s, Inc., Class A	500	5,330
J.C. Penney Company, Inc.	600	16,068
Kohl’s Corp.	3,750	184,125
Lojas Renner SA	1,800	48,488
Macy’s, Inc.	5,600	147,392
Parkson Retail Group, Ltd.	39,000	46,102
PPR	747	96,364

		640,014
Specialty Retail - 1.48%
Aaron’s, Inc.	1,200	30,300
ANN, Inc. (I)	800	18,272
Bed Bath & Beyond, Inc. (I)	4,300	246,433
CarMax, Inc. (I)	1,600	38,160
Esprit Holdings, Ltd.	8,769	10,695
Hibbett Sports, Inc. (I)	700	23,723
Home Depot, Inc.	13,250	435,528
Inditex SA	1,142	97,798
Kingfisher PLC	30,312	116,191
Limited Brands, Inc.	500	19,255
Lumber Liquidators Holdings, Inc. (I)(L)	300	4,530
MarineMax, Inc. (I)(L)	1,100	7,117
Monro Muffler Brake, Inc.	500	16,485
New York & Company, Inc. (I)	900	2,871
O’Reilly Automotive, Inc. (I)	4,550	303,167
Pier 1 Imports, Inc. (I)	800	7,824
Rue21, Inc. (I)(L)	400	9,076
Staples, Inc.	14,200	188,860
Stein Mart, Inc.	700	4,375
The Gap, Inc.	2,500	40,600
The Men’s Wearhouse, Inc.	700	18,256
Tiffany & Company	1,450	88,189
Zumiez, Inc. (I)	500	8,755

		1,736,460
Textiles, Apparel & Luxury Goods - 0.95%
Carter’s, Inc. (I)	510	15,575
Cie Financiere Richemont SA	3,936	174,722
Coach, Inc.	2,800	145,124
Fossil, Inc. (I)	1,700	137,802
JG Boswell Company	7	4,725
NIKE, Inc., Class B	3,400	290,734
Ralph Lauren Corp.	2,230	289,231
Steven Madden, Ltd. (I)	350	10,535
True Religion Apparel, Inc. (I)	300	8,088

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A (I)	500	$33,205

		1,109,741

		13,518,261
Consumer Staples - 3.68%
Beverages - 0.68%
Brown Forman Corp., Class B	150	10,521
Coca-Cola Bottling Company Consolidated	50	2,773
Hansen Natural Corp. (I)	600	52,374
Kirin Holdings Company, Ltd.	11,000	143,605
Molson Coors Brewing Company, Class B	2,900	114,869
PepsiCo, Inc.	4,700	290,930
Pernod-Ricard SA	1,894	148,505
The Coca-Cola Company	450	30,402

		793,979
Food & Staples Retailing - 0.65%
Costco Wholesale Corp.	100	8,212
FamilyMart Company, Ltd.	2,600	99,312
Pricesmart, Inc.	400	24,928
Shoppers Drug Mart Corp.	1,100	42,881
Sysco Corp.	700	18,130
Tesco PLC	59,365	347,253
The Fresh Market, Inc. (I)(L)	500	19,080
The Kroger Company	1,800	39,528
Whole Foods Market, Inc.	2,400	156,744

		756,068
Food Products - 1.46%
Archer-Daniels-Midland Company	7,900	195,999
Campbell Soup Company (L)	6,920	224,000
ConAgra Foods, Inc.	8,100	196,182
Flowers Foods, Inc.	2,200	42,812
House Food Corp.	1,300	24,976
McCormick & Company, Inc. (L)	3,200	147,712
Nestle SA	8,215	451,581
Sara Lee Corp.	700	11,445
The Hershey Company	3,550	210,302
Tootsie Roll Industries, Inc. (L)	506	12,205
Unilever PLC	6,289	197,008

		1,714,222
Household Products - 0.60%
Clorox Company (L)	4,840	321,037
Kimberly-Clark Corp.	5,160	366,412
Oil-Dri Corp of America	500	9,290
The Procter & Gamble Company	110	6,950

		703,689
Personal Products - 0.29%
Avon Products, Inc.	12,600	246,960
L’Oreal SA	810	79,260
The Estee Lauder Companies, Inc., Class A	110	9,662

		335,882
Tobacco - 0.00%
Alliance One International, Inc. (I)	1,700	4,148

		4,307,988
Energy - 6.35%
Energy Equipment & Services - 1.58%
Atwood Oceanics, Inc. (I)	400	13,744
Baker Hughes, Inc.	2,000	92,320
Cameron International Corp. (I)	3,170	131,682
CARBO Ceramics, Inc.	220	22,557
China Oilfield Services, Ltd.	46,000	57,599

38

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Diamond Offshore Drilling, Inc. (L)	4,000	$218,960
Exterran Holdings, Inc. (I)(L)	1,700	16,524
FMC Technologies, Inc. (I)(L)	4,310	162,056
Fugro NV	503	25,469
Gulf Islands Fabrication, Inc.	200	4,136
Halliburton Company	3,000	91,560
Hercules Offshore, Inc. (I)	1,000	2,920
McDermott International, Inc. (I)	3,400	36,584
Modec, Inc.	1,300	22,984
Oil States International, Inc. (I)	230	11,712
Rignet, Inc. (I)	225	3,607
Saipem SpA	1,567	54,944
Schlumberger, Ltd.	13,430	802,174
Tetra Technologies, Inc. (I)	1,900	14,668
Trican Well Service, Ltd.	1,400	19,853
Union Drilling, Inc. (I)	700	3,290
Weatherford International, Ltd. (I)	600	7,326
WorleyParsons, Ltd.	1,196	29,843

		1,846,512
Oil, Gas & Consumable Fuels - 4.77%
Anadarko Petroleum Corp.	4,680	295,074
Approach Resources, Inc. (I)	200	3,398
Arch Coal, Inc. (L)	900	13,122
Beach Energy, Ltd.	94,392	97,236
BG Group PLC	6,557	124,860
BP PLC, ADR	9,900	357,093
Chevron Corp.	8,590	794,747
Cimarex Energy Company	100	5,570
Clayton Williams Energy, Inc. (I)	100	4,281
Cloud Peak Energy, Inc. (I)	1,000	16,950
Concho Resources, Inc. (I)	1,500	106,710
ConocoPhillips	2,480	157,034
Consol Energy, Inc.	1,220	41,395
Contango Oil & Gas Company (I)	80	4,377
Continental Resources, Inc. (I)	200	9,674
El Paso Corp.	1,100	19,228
Enbridge, Inc. (I)	25,000	27,346
Eni SpA	5,037	88,502
EOG Resources, Inc.	2,700	191,727
EQT Corp.	3,340	178,222
Exxon Mobil Corp.	8,900	646,407
Forest Oil Corp. (I)	300	4,320
Geomet, Inc. (I)	300	232
Goodrich Petroleum Corp. (I)	400	4,728
Hess Corp.	450	23,607
Marathon Oil Corp.	100	2,158
Murphy Oil Corp.	7,090	313,094
Nexen, Inc.	2,400	37,176
Northern Oil and Gas, Inc. (I)(L)	1,900	36,841
Oasis Petroleum, Inc. (I)(L)	800	17,864
Occidental Petroleum Corp.	1,200	85,800
Peabody Energy Corp.	4,750	160,930
Penn Virginia Corp. (L)	1,000	5,570
Petroleo Brasileiro S.A., ADR	2,600	58,370
Petroleo Brasileiro, ADR	3,300	68,376
QEP Resources, Inc.	1,200	32,484
Quicksilver Resources, Inc. (I)(L)	2,000	15,160
Range Resources Corp. (L)	3,020	176,549
Royal Dutch Shell PLC, ADR	8,600	529,072
Royal Dutch Shell PLC, ADR, Class B	7,000	434,350
SM Energy Company	520	31,538
Spectra Energy Corp.	5,600	137,368
Statoil ASA	9,721	207,707
Swift Energy Company (I)	300	7,302

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Ultra Petroleum Corp. (I)	620	$17,186
Venoco, Inc. (I)	400	3,524

		5,594,259

		7,440,771
Financials - 10.11%
Capital Markets - 1.80%
Ameriprise Financial, Inc.	2,180	85,805
Ares Capital Corp.	1,400	19,278
Capital Southwest Corp.	90	6,660
Close Brothers Group PLC	3,127	31,934
Credit Suisse Group AG (I)	3,459	89,758
Deutsche Bank AG	2,176	75,816
E*TRADE Financial Corp. (I)	4,610	41,997
Eaton Vance Corp.	700	15,589
Edelman Financial Group, Inc.	1,300	8,398
Federated Investors, Inc., Class B (L)	600	10,518
Financial Engines, Inc. (I)	800	14,488
Franklin Resources, Inc.	4,900	468,636
GFI Group, Inc.	1,900	7,638
Greenhill & Company, Inc. (L)	750	21,443
Hercules Technology Growth Capital, Inc.	1,000	8,520
Invesco, Ltd.	11,300	175,263
Janus Capital Group, Inc. (L)	2,900	17,400
Jefferies Group, Inc. (I)	35,000	34,275
JMP Group, Inc.	800	4,648
KBW, Inc.	500	6,895
Legg Mason, Inc.	8,900	228,819
Macquarie Group, Ltd.	2,978	63,703
Morgan Stanley	5,100	68,850
Northern Trust Corp.	8,580	300,128
PennantPark Investment Corp.	600	5,352
Safeguard Scientifics, Inc. (I)	500	7,500
State Street Corp.	2,260	72,682
Stifel Financial Corp. (I)	250	6,640
TD Ameritrade Holding Corp.	2,900	42,645
The Bank of New York Mellon Corp.	8,550	158,945
The Charles Schwab Corp.	300	3,381
The Goldman Sachs Group, Inc.	100	9,455

		2,113,059
Commercial Banks - 2.89%
Australia & New Zealand Banking Group, Ltd.	10,164	188,761
Banco Santander Brasil SA, ADR	10,800	79,056
Banco Santander SA	2,578	21,075
Barclays PLC, ADR (L)	14,250	139,365
BNP Paribas	3,172	125,555
Bridge Capital Holdings (I)	400	4,024
Burke & Herbert Bank & Trust	2	4,506
China Citic Bank Corp., Ltd. (I)	153,515	61,349
Chuo Mitsui Trust Holdings, Inc.	31,000	102,480
CIT Group, Inc. (I)	950	28,852
CoBiz Financial, Inc. (L)	1,000	4,470
Columbia Banking System, Inc.	600	8,592
Commerce Bancshares, Inc.	415	14,421
DBS Group Holdings, Ltd.	7,000	62,753
DnB NOR ASA	15,321	152,953
East West Bancorp, Inc.	1,500	22,365
Erste Group Bank AG	1,237	31,530
Farmers & Merchants Bank of Long Beach	2	8,000
First Horizon National Corp.	2,273	13,547
Glacier Bancorp, Inc.	900	8,433
Home Bancshares, Inc.	500	10,610
Intesa Sanpaolo SpA	14,341	22,408
KeyCorp	2,600	15,418

39

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Mitsubishi UFJ Financial Group	17,900	$80,453
Nordea Bank AB	14,150	114,336
PNC Financial Services Group, Inc.	4,700	226,493
Preferred Bank/Los Angeles CA (I)	960	7,622
Regions Financial Corp.	15,250	50,783
Sandy Spring Bancorp, Inc.	300	4,389
Signature Bank (I)	380	18,137
Societe Generale	1,506	39,459
Standard Chartered PLC	7,799	155,663
SunTrust Banks, Inc.	10,200	183,090
SVB Financial Group (I)	500	18,500
Svenska Handelsbanken AB, Series A	3,563	90,579
Swedbank AB, Class A	10,764	118,613
TCF Financial Corp.	1,300	11,908
Texas Capital Bancshares, Inc. (I)	500	11,425
The Bank of Yokohama, Ltd.	9,000	45,089
U.S. Bancorp	22,150	521,411
Washington Trust Bancorp, Inc.	600	11,868
Wells Fargo & Company	21,450	517,374
Westamerica Bancorp. (L)	370	14,178
Western Alliance Bancorp (I)	1,200	6,576
Wintrust Financial Corp. (L)	130	3,355

		3,381,824
Consumer Finance - 1.12%
American Express Company	20,330	912,817
Capital One Financial Corp.	4,350	172,391
Discover Financial Services	1,600	36,704
Green Dot Corp., Class A (I)	460	14,407
SLM Corp.	14,350	178,658

		1,314,977
Diversified Financial Services - 1.51%
Bank of America Corp.	36,070	220,748
BM&F Bovespa SA	16,700	78,071
CBOE Holdings, Inc.	800	19,576
Challenger, Ltd.	12,551	50,908
CME Group, Inc.	130	32,032
Compass Diversified Holdings (L)	500	6,090
Deutsche Boerse AG (I)	544	27,317
ING Groep NV (I)	4,461	31,397
Interactive Brokers Group, Inc., Class A	500	6,965
IntercontinentalExchange, Inc. (I)	2,240	264,902
JPMorgan Chase & Company	25,670	773,180
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,930	77,086
MSCI, Inc. (I)	1,654	50,166
NYSE Euronext	5,520	128,285

		1,766,723
Insurance - 2.02%
AIA Group, Ltd.	32,000	90,978
Alterra Capital Holdings, Ltd. (L)	1,500	28,455
AON Corp.	640	26,867
Assured Guaranty, Ltd.	1,200	13,188
AXA SA	12,267	159,276
Axis Capital Holdings, Ltd.	500	12,970
Chubb Corp.	2,130	127,779
Fidelity National Financial, Inc., Class A	1,800	27,324
First American Financial Corp.	1,800	23,040
Fortegra Financial Corp. (I)	300	1,575
HCC Insurance Holdings, Inc.	400	10,820
Infinity Property & Casualty Corp.	100	5,248
Kemper Corp.	400	9,584
Lincoln National Corp.	7,230	113,005
Markel Corp. (I)	46	16,428

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.	14,800	$392,792
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	1,058	131,144
National Interstate Corp.	300	6,594
OneBeacon Insurance Group, Ltd.	400	5,456
Principal Financial Group, Inc.	900	20,403
ProAssurance Corp.	450	32,409
Prudential Financial, Inc.	2,850	133,551
Prudential PLC	7,263	62,165
QBE Insurance Group, Ltd.	5,617	68,918
SeaBright Holdings, Inc.	500	3,600
Sony Financial Holdings, Inc.	7,300	110,397
Sun Life Financial, Inc. (L)	5,950	141,551
Sun Life Financial, Inc. (Toronto
Stock Exchange)	6,000	143,315
Swiss Life Holding (I)	584	63,833
The Allstate Corp.	11,900	281,911
The Progressive Corp.	1,100	19,536
W.R. Berkley Corp.	900	26,721
White Mountains Insurance Group, Ltd.	90	36,518
Willis Group Holdings PLC	400	13,748

		2,361,099
Real Estate Investment Trusts - 0.47%
Acadia Realty Trust	500	9,350
CBL & Associates Properties, Inc.	900	10,224
Cedar Shopping Centers, Inc.	1,300	4,043
Cousins Properties, Inc.	703	4,113
DiamondRock Hospitality Company	900	6,291
EastGroup Properties, Inc.	100	3,814
Federal Realty Investment Trust	120	9,889
First Potomac Realty Trust	500	6,235
General Growth Properties, Inc.	1,112	13,455
Hatteras Financial Corp.	400	10,064
Kilroy Realty Corp.	600	18,780
Kite Realty Group Trust	1,000	3,660
LaSalle Hotel Properties	500	9,600
Pebblebrook Hotel Trust	600	9,390
Potlatch Corp.	500	15,760
Prologis, Inc.	546	13,241
Redwood Trust, Inc. (L)	1,200	13,404
Saul Centers, Inc.	200	6,762
SL Green Realty Corp.	70	4,071
Strategic Hotels & Resorts, Inc. (I)	1,900	8,189
Unibail-Rodamco SE	668	119,052
Washington Real Estate Investment Trust	400	11,272
Weingarten Realty Investors	500	10,585
Westfield Retail Trust	41,921	97,247
Weyerhaeuser Company (L)	8,099	125,939

		544,430
Real Estate Management & Development - 0.26%
CB Richard Ellis Group, Inc., Class A	4,400	59,224
Forest City Enterprises, Inc., Class A (I)	900	9,594
Goldcrest Company, Ltd.	930	17,149
Jones Lang LaSalle, Inc.	100	5,181
Kerry Properties, Ltd.	21,000	66,043
Mitsui Fudosan Company, Ltd.	4,000	63,309
Soho China, Ltd.	109,500	68,037
The St. Joe Company (I)(L)	1,300	19,487

		308,024
Thrifts & Mortgage Finance - 0.04%
BankUnited, Inc. (L)	1,000	20,760
Capitol Federal Financial, Inc.	2,512	26,527

40

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Radian Group, Inc.	1,300	$2,847

		50,134

		11,840,270
Health Care - 5.88%
Biotechnology - 1.17%
Abcam PLC	2,030	11,431
Alexion Pharmaceuticals, Inc. (I)	2,440	156,306
Alkermes PLC (I)	600	9,156
Amarin Corp. PLC, ADR (I)	200	1,840
Amgen, Inc.	4,270	234,637
Biogen Idec, Inc. (I)	1,800	167,670
Celgene Corp. (I)	5,900	365,328
Cephalon, Inc. (I)	930	75,051
CSL, Ltd.	3,201	91,307
Exelixis, Inc. (I)	2,000	10,920
Human Genome Sciences, Inc. (I)	1,400	17,766
Idenix Pharmaceuticals, Inc. (I)	1,300	6,487
Incyte Corp. (I)(L)	1,700	23,749
InterMune, Inc. (I)	300	6,060
Lexicon Pharmaceuticals, Inc. (I)	5,500	5,059
Momenta Pharmaceuticals, Inc. (I)	800	9,200
Pharmasset, Inc. (I)	560	46,127
Regeneron Pharmaceuticals, Inc. (I)	800	46,560
Seattle Genetics, Inc. (I)(L)	500	9,530
Theravance, Inc. (I)	1,000	20,140
Vertex Pharmaceuticals, Inc. (I)	1,290	57,457

		1,371,781
Health Care Equipment & Supplies - 0.63%
Analogic Corp.	200	9,082
AngioDynamics, Inc. (I)	600	7,884
Atrion Corp.	30	6,222
Baxter International, Inc.	1,900	106,666
C.R. Bard, Inc.	390	34,141
CareFusion Corp. (I)	1,300	31,135
Covidien PLC	700	30,870
DENTSPLY International, Inc.	1,300	39,897
Dynavox, Inc., Class A (I)	100	360
Edwards Lifesciences Corp. (I)	840	59,875
Elekta AB, Series B	3,126	117,195
HeartWare International, Inc. (I)(L)	240	15,458
IDEXX Laboratories, Inc. (I)(L)	420	28,967
Intuitive Surgical, Inc. (I)	10	3,643
Quidel Corp. (I)(L)	700	11,459
Stryker Corp.	3,200	150,816
Terumo Corp.	1,200	62,414
West Pharmaceutical Services, Inc.	100	3,710
Zimmer Holdings, Inc. (I)	350	18,725

		738,519
Health Care Providers & Services - 1.43%
AMERIGROUP Corp. (I)(L)	600	23,406
Capital Senior Living Corp. (I)	1,300	8,021
Cardinal Health, Inc.	5,420	226,990
Centene Corp. (I)	300	8,601
Express Scripts, Inc. (I)	6,800	252,076
Fleury SA	1,400	16,708
Fresenius SE & Company KGaA	1,599	141,910
Health Management
Associates, Inc., Class A (I)	1,500	10,380
Healthsouth Corp. (I)(L)	2,000	29,860
Henry Schein, Inc. (I)	1,305	80,923
HMS Holdings Corp. (I)	600	14,634
Kindred Healthcare, Inc. (I)	1,000	8,620

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (I)	250	$19,763
Landauer, Inc.	230	11,394
LCA-Vision, Inc. (I)	1,600	3,424
McKesson Corp.	6,270	455,829
Mednax, Inc. (I)	170	10,649
National Healthcare Corp.	100	3,230
Owens & Minor, Inc.	705	20,078
PSS World Medical, Inc. (I)	500	9,845
Quest Diagnostics, Inc.	3,300	162,888
Select Medical Holdings Corp. (I)	1,200	8,004
Tenet Healthcare Corp. (I)	3,100	12,803
Triple-S Management Corp., Class B (I)	900	15,075
UnitedHealth Group, Inc.	2,200	101,464
Universal Health Services, Inc., Class B	300	10,200
VCA Antech, Inc. (I)	500	7,990

		1,674,765
Health Care Technology - 0.09%
Allscripts Healthcare Solutions, Inc. (I)	600	10,812
athenahealth, Inc. (I)	300	17,865
Cerner Corp. (I)	100	6,852
HealthStream, Inc. (I)	600	7,698
SXC Health Solutions Corp. (I)	1,080	60,156

		103,383
Life Sciences Tools & Services - 0.19%
BG Medicine, Inc. (I)	100	355
Bruker Corp. (I)	1,770	23,948
Covance, Inc. (I)	640	29,088
Illumina, Inc. (I)	520	21,278
QIAGEN NV (I)	900	12,447
Thermo Fisher Scientific, Inc. (I)	2,700	136,728
Waters Corp. (I)	20	1,510

		225,354
Pharmaceuticals - 2.37%
Allergan, Inc.	2,900	238,902
Astellas Pharma, Inc.	2,200	82,996
AVANIR Pharmaceuticals, Class A (I)	1,600	4,576
Bayer AG	2,049	112,605
Bristol-Myers Squibb Company	8,590	269,554
Cardiome Pharma Corp. (I)(L)	1,000	3,290
Chugai Pharmaceutical Company, Ltd.	1,800	30,502
Elan Corp. PLC, ADR (I)	1,600	16,848
Forest Laboratories, Inc. (I)	340	10,469
GlaxoSmithKline PLC, ADR	9,920	409,597
Hospira, Inc. (I)	300	11,100
Johnson & Johnson	6,730	428,768
Merck & Company, Inc.	9,500	310,745
Pfizer, Inc.	17,911	316,666
Roche Holdings AG	649	104,412
Sanofi	5,796	380,560
Shire PLC, ADR	100	9,393
The Medicines Company (I)	600	8,928
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange)	423	15,702
XenoPort, Inc. (I)	900	5,310

		2,770,923

		6,884,725
Industrials - 8.98%
Aerospace & Defense - 1.87%
American Science & Engineering, Inc.	100	6,105
Finmeccanica SpA	7,632	52,680
Goodrich Corp.	190	22,929

41

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
HEICO Corp., Class A	450 $	15,147
Hexcel Corp. (I)	1,100	24,376
Honeywell International, Inc.	9,100	399,581
ITT Corp.	3,900	163,800
Kratos Defense & Security Solutions, Inc. (I)	500	3,360
Lockheed Martin Corp.	2,130	154,723
Precision Castparts Corp.	2,900	450,834
Raytheon Company	1,550	63,349
Rockwell Collins, Inc.	310	16,356
Rolls-Royce Holdings PLC (I)	12,097	110,915
Taser International, Inc. (I)	1,700	7,327
Textron, Inc.	4,800	84,672
The Boeing Company	4,920	297,709
United Technologies Corp.	4,500	316,620

		2,190,483
Air Freight & Logistics - 0.65%
C.H. Robinson Worldwide, Inc.	100	6,847
Expeditors International of Washington, Inc.	2,600	105,430
FedEx Corp.	5,000	338,400
HUB Group, Inc., Class A (I)	700	19,789
United Parcel Service, Inc., Class B	4,380	276,597
UTI Worldwide, Inc.	1,500	19,560

		766,623
Airlines - 0.07%
Alaska Air Group, Inc. (I)	100	5,629
Allegiant Travel Company (I)	340	16,024
Delta Air Lines, Inc. (I)	1,600	12,000
Skywest, Inc.	1,100	12,661
Southwest Airlines Company	4,900	39,396

		85,710
Building Products - 0.13%
Ameron International Corp.	50	4,247
AO Smith Corp.	295	9,449
Insteel Industries, Inc.	200	2,014
Masco Corp.	12,400	88,288
Quanex Building Products Corp.	600	6,570
Universal Forest Products, Inc.	500	12,025
USG Corp. (I)(L)	4,550	30,622

		153,215
Commercial Services & Supplies - 0.25%
American Reprographics Company (I)	600	2,016
Avery Dennison Corp.	4,300	107,844
Cintas Corp.	900	25,326
Clean Harbors, Inc. (I)	620	31,806
G&K Services, Inc., Class A	200	5,108
Higher One Holdings, Inc. (I)(L)	360	5,857
InnerWorkings, Inc. (I)(L)	1,000	7,840
Interface, Inc., Class A	500	5,930
McGrath Rentcorp	800	19,032
Mine Safety Appliances Company	500	13,480
Mobile Mini, Inc. (I)	600	9,864
US Ecology, Inc.	400	6,188
Waste Connections, Inc.	1,420	48,024

		288,315
Construction & Engineering - 0.17%
Bouygues SA (L)	2,408	79,687
Carillion PLC	8,646	44,609
China Railway Construction Corp.	64,500	27,029
Insituform Technologies, Inc., Class A (I)	600	6,948
Pike Electric Corp. (I)	700	4,739
Quanta Services, Inc. (I)	1,700	31,943

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Sterling Construction Company, Inc. (I)	200	$2,234

		197,189
Electrical Equipment - 0.97%
A123 Systems, Inc. (I)(L)	600	2,064
ABB, Ltd. (I)	5,864	100,144
Acuity Brands, Inc.	600	21,624
AMETEK, Inc.	1,190	39,234
Belden, Inc.	400	10,316
Cooper Industries PLC	5,130	236,596
Emerson Electric Company	7,100	293,301
Franklin Electric Company, Inc.	200	7,256
Legrand SA, ADR	2,590	80,743
Mitsubishi Electric Corp.	18,000	159,415
Roper Industries, Inc.	1,970	135,753
The Babcock & Wilcox Company (I)	1,500	29,325
Woodward, Inc.	600	16,440

		1,132,211
Industrial Conglomerates - 2.26%
3M Company	7,700	552,783
Cookson Group PLC	9,169	61,470
Danaher Corp.	20,400	855,576
DCC PLC	3,710	93,073
DCC PLC (Irish Stock Exchange)	313	7,876
General Electric Company	44,500	678,180
Hutchison Whampoa, Ltd.	9,000	66,624
Koninklijke Philips Electronics NV	5,566	99,635
SembCorp Industries, Ltd.	43,000	110,960
Siemens AG	1,297	117,174

		2,643,351
Machinery - 0.88%
3D Systems Corp. (I)(L)	1,500	20,985
Astec Industries, Inc. (I)	200	5,856
Badger Meter, Inc.	200	5,786
Cargotec Corp. OYJ	1,340	32,375
Cascade Corp.	100	3,339
Caterpillar, Inc.	750	55,380
Charter International PLC	700	9,400
CIRCOR International, Inc.	300	8,811
Colfax Corp. (I)(L)	700	14,182
Crane Company	300	10,707
Cummins, Inc.	860	70,228
Deere & Company	1,100	71,027
Energy Recovery, Inc. (I)	2,100	6,321
EnPro Industries, Inc. (I)	300	8,904
Gardner Denver, Inc.	520	33,046
IDEX Corp.	700	21,812
Illinois Tool Works, Inc.	7,260	302,016
Ingersoll-Rand PLC	700	19,663
Joy Global, Inc.	1,650	102,927
Lydall, Inc. (I)	600	5,340
Makita Corp.	1,000	35,618
Middleby Corp. (I)	290	20,433
Nordson Corp.	320	12,717
Pall Corp.	600	25,440
RBC Bearings, Inc. (I)	300	10,197
Robbins & Myers, Inc.	300	10,413
Stanley Black & Decker, Inc.	600	29,460
Sun Hydraulics, Inc.	400	8,152
The Toro Company	100	4,927
Toshiba Machine Company, Ltd.	4,000	16,657
Valmont Industries, Inc.	130	10,132

42

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
WABCO Holdings, Inc. (I)	1,100	$41,646

		1,033,897
Marine - 0.09%
A P Moller Maersk A/S, Series A	13	76,520
International Shipholding Corp.	100	1,849
Kirby Corp. (I)	300	15,792
Nippon Yusen Kabushiki Kaisha	6,000	16,198

		110,359
Professional Services - 0.22%
CoStar Group, Inc. (I)	300	15,591
Equifax, Inc.	450	13,833
FTI Consulting, Inc. (I)(L)	600	22,086
IHS, Inc., Class A (I)	570	42,642
Kforce, Inc. (I)	600	5,886
Korn/Ferry International (I)	1,400	17,066
Manpower, Inc.	1,740	58,499
Navigant Consulting Company (I)	1,000	9,270
Robert Half International, Inc.	1,000	21,220
The Advisory Board Company (I)	300	19,359
Verisk Analytics, Inc., Class A (I)	800	27,816

		253,268
Road & Rail - 0.54%
Canadian Pacific Railway Ltd. (L)	700	33,663
Central Japan Railway Company, Ltd.	16	139,409
Genesee & Wyoming, Inc., Class A (I)	500	23,260
Hertz Global Holdings, Inc. (I)	3,700	32,930
Kansas City Southern (I)	100	4,996
Landstar System, Inc.	820	32,439
Norfolk Southern Corp.	100	6,102
Patriot Transportation Holding, Inc. (I)	300	6,063
RailAmerica, Inc. (I)	900	11,727
Union Pacific Corp.	4,000	326,680
Universal Truckload Services, Inc.	700	9,100
Vitran Corp., Inc. (I)	500	1,975

		628,344
Trading Companies & Distributors - 0.88%
Aceto Corp.	700	3,703
Air Lease Corp. (I)	1,700	32,640
Beacon Roofing Supply, Inc. (I)(L)	1,200	19,188
Fastenal Company (L)	12,160	404,685
Interline Brands, Inc. (I)	600	7,722
Kaman Corp., Class A	200	5,570
Mitsubishi Corp.	8,100	164,954
Mitsui & Company, Ltd.	11,700	169,346
MSC Industrial Direct Company, Inc., Class A	670	37,828
United Rentals, Inc. (I)(L)	600	10,104
W.W. Grainger, Inc. (L)	1,200	179,448

		1,035,188

		10,518,153
Information Technology - 11.01%
Communications Equipment - 1.26%
ADTRAN, Inc.	300	7,938
Alcatel-Lucent (I)	19,422	55,532
Aruba Networks, Inc. (I)(L)	500	10,455
Cisco Systems, Inc.	14,500	224,605
Finisar Corp. (I)(L)	600	10,524
Harris Corp. (L)	7,700	263,109
Ixia (I)	1,100	8,437
JDS Uniphase Corp. (I)	2,500	24,925
Juniper Networks, Inc. (I)	9,400	162,244
Motorola Mobility Holdings, Inc. (I)	1,830	69,137

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Motorola Solutions, Inc.	200	$8,380
QUALCOMM, Inc.	12,600	612,738
ShoreTel, Inc. (I)	400	1,992
Tellabs, Inc.	4,600	19,734

		1,479,750
Computers & Peripherals - 2.47%
Apple, Inc. (I)	6,200	2,363,316
EMC Corp. (I)	12,100	253,979
Hewlett-Packard Company	10,600	237,970
Intevac, Inc. (I)	600	4,194
NetApp, Inc. (I)	100	3,394
Synaptics, Inc. (I)	1,000	23,900
Xyratex, Ltd.	500	4,635

		2,891,388
Electronic Equipment, Instruments & Components - 0.63%
AVX Corp.	1,250	14,838
Cognex Corp.	500	13,555
Corning, Inc.	21,200	262,032
Dolby Laboratories, Inc., Class A (I)	600	16,464
Electro Rent Corp.	400	5,524
Electro Scientific Industries, Inc. (I)	400	4,756
Elster Group SE, ADR (I)	500	7,475
FLIR Systems, Inc.	1,100	27,555
GTSI Corp. (I)	1,000	4,600
Hamamatsu Photonics KK	2,700	108,618
Hosiden Corp.	3,000	21,270
Littelfuse, Inc.	200	8,042
Molex, Inc., Class A	1,500	25,320
MTS Systems Corp.	100	3,064
National Instruments Corp.	200	4,572
Nippon Electric Glass Company, Ltd.	9,000	81,541
Orbotech, Ltd. (I)	800	7,744
SYNNEX Corp. (I)	200	5,240
TE Connectivity, Ltd.	1,200	33,768
Trimble Navigation, Ltd. (I)	1,100	36,905
Venture Corp., Ltd.	7,000	35,493
Zygo Corp. (I)	400	4,624

		733,000
Internet Software & Services - 2.41%
Active Network, Inc./the (I)	700	10,325
Baidu, Inc., ADR (I)	5,300	566,623
Bankrate, Inc. (I)	400	6,084
Cornerstone Ondemand, Inc. (I)	400	5,016
eBay, Inc. (I)	9,100	268,359
Facebook, Inc., Class A (I)(R)	1,018	31,708
Facebook, Inc., Class B (I)(R)	4,294	133,746
Google, Inc., Class A (I)	2,600	1,337,388
Kakaku.com, Inc.	2,200	90,662
MercadoLibre, Inc.	80	4,300
OpenTable, Inc. (I)	100	4,601
Rackspace Hosting, Inc. (I)	1,100	37,554
RealNetworks, Inc.	325	2,740
SPS Commerce, Inc. (I)	400	6,516
Tencent Holdings, Ltd.	12,300	251,690
WebMD Health Corp. (I)	100	3,015
Yahoo!, Inc. (I)	4,100	53,956
Youku.com, Inc., ADR (I)(L)	600	9,816

		2,824,099
IT Services - 1.72%
Accenture PLC, Class A	5,500	289,740
Amdocs, Ltd. (I)	1,200	32,544
Automatic Data Processing, Inc.	280	13,202

43

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Computer Sciences Corp.	9,070	$243,530
CoreLogic, Inc. (I)	1,900	20,273
Fiserv, Inc. (I)	670	34,016
Gartner, Inc. (I)	1,800	62,766
Genpact, Ltd. (I)	900	12,951
Global Payments, Inc.	1,400	56,546
International Business Machines Corp.	600	105,018
Isoftstone Holdings, Ltd., ADR (I)(L)	600	3,894
Logica PLC	16,370	19,914
MasterCard, Inc., Class A	2,050	650,178
NS Solutions Corp.	1,200	27,326
Paychex, Inc.	700	18,459
SAIC, Inc. (I)	800	9,448
Sapient Corp.	1,700	17,238
StarTek, Inc. (I)	800	2,280
The Western Union Company	2,000	30,580
TNS, Inc. (I)	300	5,640
Visa, Inc., Class A	4,200	360,024

		2,015,567
Office Electronics - 0.13%
Canon, Inc.	3,400	153,925
Semiconductors & Semiconductor Equipment - 1.39%
Actions Semiconductor Co Ltd ADR	2,400	5,040
Advanced Energy Industries, Inc. (I)	600	5,172
Altera Corp.	2,380	75,041
Analog Devices, Inc.	6,060	189,375
Applied Materials, Inc.	16,350	169,223
ASML Holding NV	400	13,816
ASML Holding NV	3,801	132,078
Atmel Corp. (I)	1,700	13,719
Broadcom Corp., Class A (I)	8,710	289,956
Brooks Automation, Inc.	700	5,705
Cavium Inc. (I)	400	10,804
Cohu, Inc.	400	3,952
Cree, Inc. (I)	540	14,029
Cymer, Inc. (I)	100	3,718
Entegris, Inc. (I)	1,200	7,656
First Solar, Inc. (I)	90	5,689
GT Advanced Technologies Inc. (I)	800	5,616
Intersil Corp., Class A	2,300	23,667
Marvell Technology Group, Ltd. (I)	1,300	18,889
MEMC Electronic Materials, Inc. (I)	1,600	8,384
Microchip Technology, Inc.	700	21,777
Microsemi Corp. (I)	600	9,588
NVIDIA Corp. (I)	1,500	18,750
PMC-Sierra, Inc. (I)	1,700	10,166
Samsung Electronics Company, Ltd.	164	114,884
Silicon Laboratories, Inc. (I)	970	32,505
Standard Microsystems Corp. (I)	500	9,700
Sumco Corp. (I)	5,100	47,658
Supertex, Inc. (I)	200	3,460
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	6,800	77,724
Texas Instruments, Inc.	3,600	95,940
Veeco Instruments, Inc. (I)	300	7,320
Xilinx, Inc.	6,200	170,128

		1,621,129
Software - 1.00%
Ariba, Inc. (I)	1,300	36,023
Autodesk, Inc. (I)	2,900	80,562
Autonomy Corp. PLC (I)	991	39,254
Blackboard, Inc. (I)	400	17,864
Bottomline Technologies, Inc. (I)	500	10,070

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Cadence Design Systems, Inc. (I)	2,100	$19,404
Callidus Software, Inc. (I)	900	4,149
Concur Technologies, Inc. (I)	800	29,776
Electronic Arts, Inc. (I)	1,200	24,540
EPIQ Systems, Inc.	1,000	12,530
FactSet Research Systems, Inc.	610	54,272
Fortinet, Inc. (I)	900	15,120
GameLoft SA (I)	1,430	6,952
Informatica Corp. (I)	300	12,285
Intuit, Inc.	1,000	47,440
MICROS Systems, Inc. (I)	600	26,346
Microsoft Corp.	16,210	403,467
Nintendo Company, Ltd.	200	29,132
Nuance Communications, Inc. (I)	2,380	48,457
Progress Software Corp. (I)	950	16,673
QLIK Technologies, Inc. (I)	500	10,830
RealD, Inc. (I)	500	4,675
Red Hat, Inc. (I)	700	29,582
Rovi Corp. (I)	800	34,384
Salesforce.com, Inc. (I)	400	45,712
Software AG	1,327	41,940
Solera Holdings, Inc.	100	5,050
Sourcefire, Inc. (I)	600	16,056
SS&C Technologies Holdings, Inc. (I)	200	2,858
Taleo Corp. (I)	600	15,432
TIBCO Software, Inc. (I)	700	15,673
Ultimate Software Group, Inc. (I)	200	9,344
Websense, Inc. (I)	500	8,650

		1,174,502

		12,893,360
Materials - 3.48%
Chemicals - 2.01%
Air Products & Chemicals, Inc.	2,000	152,740
Air Water, Inc.	4,000	49,364
American Vanguard Corp.	600	6,696
Arch Chemicals, Inc. (L)	300	14,076
Asahi Kasei Corp.	18,000	108,033
BASF SE	2,026	122,928
E.I. du Pont de Nemours & Company	3,440	137,497
Ecolab, Inc.	300	14,667
Hawkins, Inc.	400	12,736
Hitachi Chemical, Ltd.	2,600	42,718
Innospec, Inc. (I)	600	14,526
International Flavors & Fragrances, Inc.	3,250	182,715
Koppers Holdings, Inc.	200	5,122
Minerals Technologies, Inc.	100	4,927
Monsanto Company	7,340	440,694
Nalco Holding Company	1,400	48,972
Penford Corp. (I)	500	2,570
Potash Corp. of Saskatchewan, Inc.	3,700	159,914
Praxair, Inc.	6,400	598,272
Rockwood Holdings, Inc. (I)	1,000	33,690
Senomyx, Inc. (I)	1,200	4,212
Showa Denko KK	12,000	23,627
Tosoh Corp.	7,000	21,871
Umicore SA	2,398	86,932
Wacker Chemie AG (L)	709	62,975

		2,352,474
Construction Materials - 0.16%
Vulcan Materials Company (L)	6,900	190,164
Containers & Packaging - 0.02%
Myers Industries, Inc.	500	5,075

44

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Temple-Inland, Inc.	500	$15,685

		20,760
Metals & Mining - 0.89%
Agnico Eagle Mines, Ltd.	740	44,045
AngloGold Ashanti, Ltd., ADR	500	20,680
BHP Billiton, Ltd.	5,835	193,868
Carpenter Technology Corp.	700	31,423
Franco-Nevada Corp.	1,700	61,501
Freeport-McMoRan Copper & Gold, Inc.	100	3,045
Harry Winston Diamond Corp. (I)	1,100	11,190
Hudbay Minerals, Inc.	900	8,595
Kobe Steel, Ltd.	17,000	28,467
Nucor Corp.	7,940	251,222
Osisko Mining Corp. (I)	1,300	16,462
Rio Tinto PLC	2,220	98,046
Rio Tinto, Ltd.	3,323	194,554
Royal Gold, Inc.	230	14,734
Sandstorm Gold Ltd. (I)	5,800	5,812
Sims Metal Management, Ltd., ADR	400	4,736
SSAB AB, Series A	4,675	34,597
Stillwater Mining Company (I)	650	5,525
Synalloy Corp.	600	6,600
United States Steel Corp. (L)	500	11,005

		1,046,107
Paper & Forest Products - 0.40%
Clearwater Paper Corp. (I)	380	12,912
Deltic Timber Corp.	150	8,952
International Paper Company	12,700	295,275
MeadWestvaco Corp.	6,000	147,360

		464,499

		4,074,004
Telecommunication Services - 2.57%
Diversified Telecommunication Services - 1.38%
AT&T, Inc.	19,320	551,006
CenturyLink, Inc.	5,784	191,566
Hellenic Telecommunications
Organization SA, ADR (L)	1,900	4,161
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	74,000	25,906
Premiere Global Services, Inc. (I)(L)	500	3,210
Telecom Italia SpA, RSP	132,576	128,802
Telefonica SA	17,525	335,977
Telstra Corp., Ltd.	34,011	101,367
Verizon Communications, Inc.	7,300	268,640

		1,610,635
Wireless Telecommunication Services - 1.19%
America Movil SAB de CV,
Series L, ADR (L)	5,740	126,739
American Tower Corp., Class A (I)	10,290	553,602
KDDI Corp.	18	123,625
Softbank Corp.	2,200	64,400
Telephone & Data Systems, Inc. (L)	600	12,750
Telephone & Data Systems, Inc. -
Special Shares	1,000	19,770
Vodafone Group PLC	43,891	113,342
Vodafone Group PLC, ADR	14,950	383,468

		1,397,696

		3,008,331

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 2.93%
Electric Utilities - 1.81%
American Electric Power Company, Inc.	200	$7,604
Cleco Corp.	400	13,656
Duke Energy Corp. (L)	10,100	201,899
E.ON AG	5,685	123,984
El Paso Electric Company	800	25,672
Entergy Corp.	5,350	354,652
Exelon Corp.	8,500	362,185
FirstEnergy Corp.	4,713	211,661
Pepco Holdings, Inc.	300	5,676
Pinnacle West Capital Corp.	3,730	160,166
PPL Corp.	6,470	184,654
Progress Energy, Inc.	4,610	238,429
Scottish & Southern Energy PLC	10,902	218,028
Unisource Energy Corp.	300	10,827

		2,119,093
Gas Utilities - 0.01%
Southwest Gas Corp.	440	15,915
Independent Power Producers & Energy Traders - 0.40%
Calpine Corp. (I)	4,100	57,728
Constellation Energy Group, Inc.	9,370	356,622
GenOn Energy, Inc. (I)	10,446	29,040
NRG Energy, Inc. (I)	1,000	21,210

		464,600
Multi-Utilities - 0.71%
Black Hills Corp.	300	9,192
GDF Suez	5,311	158,657
NiSource, Inc. (L)	16,300	348,494
NorthWestern Corp.	700	22,358
TECO Energy, Inc.	3,420	58,585
Vectren Corp.	600	16,248
Xcel Energy, Inc.	8,730	215,544

		829,078

		3,428,686

TOTAL COMMON STOCKS (Cost $81,652,750)		$77,914,549

PREFERRED SECURITIES - 0.25%
Consumer Discretionary - 0.25%
Automobiles - 0.25%
General Motors Company, Series B, 4.750% $	4,300	$150,844
Volkswagen AG	1,085	143,545

		294,389

		294,389

TOTAL PREFERRED SECURITIES (Cost $340,110)		$294,389

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 21.54%
U.S. Government - 8.61%
U.S. Treasury Bonds
3.500%, 02/15/2039	$105,000	$117,108
4.250%, 05/15/2039	355,000	448,132
4.375%, 05/15/2041	75,000	97,196
4.500%, 02/15/2036 to 08/15/2039	743,000	974,630
4.750%, 02/15/2041	125,000	171,387
5.250%, 02/15/2029	260,000	356,078
5.375%, 02/15/2031	100,000	141,156
6.000%, 02/15/2026	135,000	193,767
6.500%, 11/15/2026	35,000	52,883
U.S. Treasury Notes
0.750%, 03/31/2013	650,000	655,181

45

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.500%, 12/31/2013	$750,000	$770,039
1.875%, 04/30/2014	930,000	965,747
2.125%, 05/31/2015 to 08/15/2021	860,000	897,033
2.500%, 03/31/2013 to 03/31/2015	1,695,000	1,792,162
2.625%, 12/31/2014	615,000	657,137
2.750%, 11/30/2016	700,000	762,180
3.125%, 05/15/2019 to 05/15/2021	640,000	712,345
4.250%, 08/15/2015	235,000	267,239
4.750%, 05/15/2014	50,000	55,691

		10,087,091
U.S. Government Agency - 12.93%
Federal Home Loan Bank 1.625%, 03/20/2013	425,000	432,928
Federal Home Loan Mortgage Corp.
1.625%, 04/15/2013	100,000	101,939
4.000%, 06/01/2026 to 02/01/2041	236,277	247,785
4.500%, 12/01/2039 to 12/01/2040	475,650	504,915
4.750%, 11/17/2015	580,000	667,142
5.000%, 04/01/2040 to 08/01/2040	466,590	501,656
Federal National Mortgage Association
1.500%, 06/26/2013	100,000	101,907
1.750%, 02/22/2013 to 05/07/2013	215,000	219,267
3.000%, 09/16/2014	600,000	642,037
3.500%, 11/01/2025 to 10/01/2041	492,078	513,796
4.000%, 07/01/2025 to 07/01/2041	1,727,310	1,817,970
4.125%, 04/15/2014	100,000	108,907
4.500%, 05/01/2024 to 07/01/2041	2,348,723	2,502,528
5.000%, 02/01/2021 to 07/01/2041	2,506,527	2,700,879
5.500%, 07/01/2022 to 05/01/2040	2,072,289	2,253,611
6.000%, 04/01/2035 to 09/01/2038	1,213,869	1,336,102
6.500%, 10/01/2036	260,699	288,153
Government National Mortgage Association
4.500%, 11/20/2040	148,276	160,957
5.000%, 05/15/2039 to 09/15/2039	35,881	39,493

		15,141,972

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $24,161,439)		$25,229,063

FOREIGN GOVERNMENT
OBLIGATIONS - 0.57%
Brazil - 0.10%
Federative Republic of Brazil
5.875%, 01/15/2019	100,000	114,750
Canada - 0.36%
Canada Housing Trust
1.375%, 01/27/2014	50,000	50,574
Export Development Canada
3.500%, 05/16/2013	10,000	10,490
Province of British Columbia Canada
2.100%, 05/18/2016	70,000	72,781
2.850%, 06/15/2015	25,000	26,671
Province of Manitoba
2.125%, 04/22/2013	25,000	25,626
Province of New Brunswick
2.750%, 06/15/2018	100,000	104,689
Province of Ontario
2.300%, 05/10/2016	50,000	51,831
2.625%, 01/20/2012	20,000	20,128
Province of Quebec
3.500%, 07/29/2020	50,000	53,487

		416,277

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 0.02%
Republic of Italy
3.125%, 01/26/2015	$25,000	$23,657
Mexico - 0.05%
Government of Mexico
5.950%, 03/19/2019	50,000	56,750
Sweden - 0.04%
Svensk Exportkredit AB
1.750%, 10/20/2015	50,000	50,750

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $639,729)		$662,184

CORPORATE BONDS - 7.94%
Consumer Discretionary - 0.68%
AutoZone, Inc.
4.000%, 11/15/2020	25,000	25,077
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	15,000	19,299
Comcast Corp.
5.700%, 05/15/2018	65,000	75,202
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.350%, 03/15/2040	75,000	83,738
Discovery Communications LLC
5.625%, 08/15/2019	25,000	28,330
Grupo Televisa SAB
6.625%, 01/15/2040	25,000	26,375
Harley-Davidson Financial Services, Inc.
3.875%, 03/15/2016 (S)	35,000	36,040
Johnson Controls, Inc.
1.750%, 03/01/2014	50,000	50,410
McDonald’s Corp.
4.875%, 07/15/2040	25,000	28,662
NBC Universal Media LLC
3.650%, 04/30/2015	25,000	26,315
News America, Inc.
4.500%, 02/15/2021	25,000	25,153
6.150%, 03/01/2037	35,000	37,481
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	50,000	51,907
Omnicom Group, Inc.
4.450%, 08/15/2020	45,000	45,461
6.250%, 07/15/2019	15,000	17,226
Target Corp.
5.875%, 03/01/2012	10,000	10,219
TCM Sub LLC
3.550%, 01/15/2015 (S)	25,000	26,606
Thomson Reuters Corp.
6.500%, 07/15/2018	25,000	29,690
Time Warner Cable, Inc.
8.250%, 04/01/2019	55,000	68,949
Time Warner, Inc.
4.700%, 01/15/2021	25,000	26,168
6.100%, 07/15/2040	25,000	27,531
Yum! Brands Inc
5.300%, 09/15/2019	25,000	28,265

		794,104
Consumer Staples - 0.42%
Altria Group, Inc.
8.500%, 11/10/2013	25,000	28,516
9.250%, 08/06/2019	10,000	13,123
Anheuser-Busch InBev Worldwide, Inc.
2.875%, 02/15/2016	25,000	26,194

46

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Anheuser-Busch InBev
Worldwide, Inc. (continued)
6.875%, 11/15/2019	$35,000	$44,586
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019	10,000	12,474
Church & Dwight Company, Inc.
3.350%, 12/15/2015	5,000	5,161
General Mills, Inc.
1.550%, 05/16/2014	45,000	45,460
Kraft Foods, Inc.
5.375%, 02/10/2020	50,000	56,659
Philip Morris International, Inc.
2.500%, 05/16/2016	50,000	51,581
4.500%, 03/26/2020	25,000	27,849
Safeway, Inc.
5.000%, 08/15/2019	15,000	16,395
The Coca-Cola Company
1.500%, 11/15/2015	45,000	45,444
The Kroger Company
5.000%, 04/15/2013	25,000	26,278
Wal-Mart Stores, Inc.
3.250%, 10/25/2020	50,000	51,873
5.250%, 09/01/2035	20,000	23,009
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)	15,000	15,194

		489,796
Energy - 0.87%
Apache Corp.
3.625%, 02/01/2021	25,000	26,264
Boardwalk Pipelines LP
5.750%, 09/15/2019	25,000	27,936
Buckeye Partners LP
4.875%, 02/01/2021	25,000	25,785
5.500%, 08/15/2019	25,000	27,403
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	25,000	29,713
ConocoPhillips Company
5.900%, 10/15/2032	45,000	55,027
Devon Financing Corp. ULC
7.875%, 09/30/2031	25,000	35,084
Diamond Offshore Drilling, Inc.
5.700%, 10/15/2039	25,000	27,899
Enbridge Energy Partners LP
5.200%, 03/15/2020	25,000	26,635
Ensco PLC
3.250%, 03/15/2016	50,000	50,802
Enterprise Products Operating LLC
3.200%, 02/01/2016	50,000	51,109
Hess Corp.
8.125%, 02/15/2019	15,000	19,355
Magellan Midstream Partners LP
6.550%, 07/15/2019	15,000	17,744
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	10,000	12,672
Nabors Industries, Inc.
9.250%, 01/15/2019	25,000	31,659
Noble Energy, Inc.
6.000%, 03/01/2041	50,000	55,973
Noble Holding International, Ltd.
3.050%, 03/01/2016	25,000	25,746
3.450%, 08/01/2015	5,000	5,259
NuStar Logistics LP
4.800%, 09/01/2020	25,000	26,277

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Occidental Petroleum Corp.
4.125%, 06/01/2016	$35,000	$38,894
Petrobras International Finance Company
5.875%, 03/01/2018	50,000	52,069
Petroleos Mexicanos
4.875%, 03/15/2015	25,000	26,188
Plains All American Pipeline LP/PAA
Finance Corp.
5.750%, 01/15/2020	25,000	27,302
Schlumberger SA
2.650%, 01/15/2016 (S)	50,000	51,527
Shell International Finance BV
4.300%, 09/22/2019	25,000	28,118
Spectra Energy Capital LLC
5.650%, 03/01/2020	20,000	22,307
Talisman Energy, Inc.
3.750%, 02/01/2021	25,000	24,310
Transocean, Inc.
4.950%, 11/15/2015	25,000	26,344
Valero Energy Corp.
6.125%, 06/15/2017	50,000	55,674
9.375%, 03/15/2019	15,000	19,243
Weatherford International, Ltd.
9.625%, 03/01/2019	25,000	32,335
Williams Partners LP
4.125%, 11/15/2020	15,000	14,905
5.250%, 03/15/2020	25,000	26,925

		1,024,483
Financials - 3.58%
ACE INA Holdings, Inc.
5.900%, 06/15/2019	15,000	17,520
Aflac, Inc.
3.450%, 08/15/2015	40,000	40,896
8.500%, 05/15/2019	10,000	12,186
American Express Company
8.125%, 05/20/2019	60,000	75,812
American International Group
4.250%, 09/15/2014	50,000	48,648
Ameriprise Financial, Inc.
7.300%, 06/28/2019	15,000	18,432
Asian Development Bank
2.625%, 02/09/2015	50,000	53,097
Bank of America Corp.
3.625%, 03/17/2016	25,000	22,771
3.750%, 07/12/2016	35,000	31,864
6.500%, 08/01/2016	90,000	89,429
7.375%, 05/15/2014	35,000	36,100
Bank of New York Mellon Corp.
1.500%, 01/31/2014	50,000	50,420
5.450%, 05/15/2019	10,000	11,568
Bank of Nova Scotia
2.375%, 12/17/2013	50,000	51,406
BB&T Corp.
3.950%, 04/29/2016	25,000	26,452
5.700%, 04/30/2014	10,000	10,919
Blackrock, Inc.
5.000%, 12/10/2019	25,000	27,443
Boston Properties LP
4.125%, 05/15/2021	25,000	24,012
Capital One Bank
6.500%, 06/13/2013	25,000	26,682
Capital One Financial Corp.
7.375%, 05/23/2014	35,000	39,110

47

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc.
5.500%, 10/15/2014	$100,000	$103,941
8.500%, 05/22/2019	50,000	60,458
CME Group Index Services LLC
4.400%, 03/15/2018 (S)	25,000	27,053
CNA Financial Corp.
5.875%, 08/15/2020	25,000	25,721
Commonwealth Bank of Australia
2.125%, 03/17/2014 (S)	25,000	25,103
5.000%, 10/15/2019 (S)	25,000	25,990
Credit Suisse AG
5.400%, 01/14/2020	50,000	48,095
Credit Suisse USA, Inc.
5.125%, 01/15/2014	25,000	26,204
Credit Suisse/New York
5.500%, 05/01/2014	25,000	26,439
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	49,000	55,145
Deutsche Bank AG
3.875%, 08/18/2014	25,000	25,526
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	25,000	25,144
5.250%, 10/01/2020 (S)	25,000	27,421
European Investment Bank
1.375%, 10/20/2015	100,000	101,195
3.125%, 06/04/2014	25,000	26,575
Fifth Third Bancorp
3.625%, 01/25/2016	50,000	50,861
General Electric Capital Corp.
2.100%, 01/07/2014	25,000	25,158
5.300%, 02/11/2021	20,000	20,777
5.500%, 01/08/2020	100,000	109,212
5.625%, 05/01/2018	90,000	98,490
HSBC Bank USA NA
4.625%, 04/01/2014	100,000	102,438
Inter-American Development Bank
3.875%, 09/17/2019	25,000	28,678
International Bank For Reconstruction &
Development
1.000%, 09/15/2016	50,000	49,221
International Finance Corp.
2.250%, 04/11/2016	75,000	77,453
John Deere Capital Corp.
1.600%, 03/03/2014	25,000	25,271
5.500%, 04/13/2017	25,000	29,052
7.000%, 03/15/2012	10,000	10,291
JPMorgan Chase & Company
3.700%, 01/20/2015	70,000	71,759
4.625%, 05/10/2021	50,000	51,190
4.750%, 05/01/2013	40,000	42,058
6.300%, 04/23/2019	65,000	73,622
KeyCorp
3.750%, 08/13/2015	25,000	25,768
Kreditanstalt fuer Wiederaufbau
1.250%, 10/26/2015	100,000	100,653
2.000%, 06/01/2016	50,000	51,936
4.000%, 10/15/2013 to 01/27/2020	40,000	44,606
4.875%, 06/17/2019	10,000	12,036
Landwirtschaftliche Rentenbank
2.125%, 07/15/2016	50,000	51,681
4.875%, 11/16/2015	20,000	22,905
Lincoln National Corp.
4.300%, 06/15/2015	25,000	26,322
8.750%, 07/01/2019	20,000	23,732

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lloyds TSB Bank PLC
4.875%, 01/21/2016	$25,000	$24,658
Mack-Cali Realty LP
7.750%, 08/15/2019	15,000	17,804
Merrill Lynch & Company, Inc.
6.500%, 07/15/2018	80,000	74,121
MetLife, Inc.
6.750%, 06/01/2016	35,000	40,279
Morgan Stanley
4.750%, 04/01/2014	150,000	142,600
National Rural Utilities
Cooperative Finance Corp.
3.050%, 03/01/2016	25,000	26,174
3.875%, 09/16/2015	20,000	21,627
New York Life Global Funding
2.450%, 07/14/2016 (S)	50,000	50,829
Northern Trust Corp.
3.450%, 11/04/2020	40,000	41,071
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	25,000	26,759
PacifiCorp
3.850%, 06/15/2021	50,000	53,510
PNC Funding Corp.
3.625%, 02/08/2015	50,000	52,475
6.700%, 06/10/2019	10,000	12,020
Principal Financial Group, Inc.
8.875%, 05/15/2019	10,000	12,749
ProLogis LP
6.625%, 12/01/2019	25,000	25,836
Prudential Financial, Inc.
3.000%, 05/12/2016	50,000	48,959
Raymond James Financial, Inc.
4.250%, 04/15/2016	10,000	10,110
RCI Banque SA
4.600%, 04/12/2016 (S)	25,000	24,567
Regions Financial Corp.
5.750%, 06/15/2015	10,000	9,600
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	30,000	31,501
Rio Tinto Finance USA LTD
2.250%, 09/20/2016	50,000	49,923
Royal Bank of Canada
2.875%, 04/19/2016	75,000	77,758
SunTrust Banks, Inc.
3.600%, 04/15/2016	25,000	25,362
The Allstate Corp.
7.450%, 05/16/2019	25,000	30,595
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	50,000	48,708
6.000%, 05/01/2014	85,000	90,026
6.150%, 04/01/2018	35,000	36,306
6.750%, 10/01/2037	25,000	22,916
7.500%, 02/15/2019	10,000	11,171
The Royal Bank of Scotland PLC
3.250%, 01/11/2014	50,000	48,496
4.375%, 03/16/2016	25,000	23,919
The Toronto-Dominion Bank
2.500%, 07/14/2016	40,000	41,084
The Travelers Companies, Inc.
3.900%, 11/01/2020	10,000	10,270
5.900%, 06/02/2019	10,000	11,666
Toyota Motor Credit Corp.
2.800%, 01/11/2016	50,000	51,106
U.S. Bancorp
3.442%, 02/01/2016	25,000	25,390

48

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Unum Group
5.625%, 09/15/2020	$10,000	$11,030
US Bancorp
2.000%, 06/14/2013	25,000	25,495
4.200%, 05/15/2014	10,000	10,736
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/2015	25,000	24,725
Wachovia Corp.
5.750%, 02/01/2018	55,000	62,031
WEA Finance LLC
4.625%, 05/10/2021 (S)	30,000	28,688
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	10,000	11,159
Wells Fargo & Company
3.625%, 04/15/2015	75,000	78,134
Westpac Banking Corp.
4.200%, 02/27/2015	25,000	26,222

		4,200,112
Health Care - 0.45%
AmerisourceBergen Corp.
4.875%, 11/15/2019	50,000	56,134
Amgen, Inc.
5.750%, 03/15/2040	75,000	91,309
Baxter International Inc
4.500%, 08/15/2019	25,000	28,245
Express Scripts, Inc.
3.125%, 05/15/2016	15,000	15,155
6.250%, 06/15/2014	10,000	11,012
Mckesson Corp.
6.000%, 03/01/2041	25,000	31,649
Medtronic, Inc.
5.550%, 03/15/2040	25,000	31,487
Novartis Capital Corp.
4.400%, 04/24/2020	25,000	28,289
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	25,000	30,580
Sanofi-Aventis SA
1.625%, 03/28/2014	75,000	76,282
Teva Pharmaceutical Finance III BV
1.700%, 03/21/2014	25,000	25,271
UnitedHealth Group, Inc.
4.700%, 02/15/2021	15,000	16,578
WellPoint, Inc.
6.000%, 02/15/2014	75,000	82,895

		524,886
Industrials - 0.42%
BAE Systems Holdings, Inc.
4.950%, 06/01/2014 (S)	10,000	10,733
Burlington Northern Santa Fe Corp.
5.650%, 05/01/2017	40,000	46,283
Caterpillar Financial Services Corp.
1.375%, 05/20/2014	50,000	50,300
2.750%, 06/24/2015	25,000	26,049
Danaher Corp.
1.300%, 06/23/2014	10,000	10,120
GATX Corp.
4.850%, 06/01/2021	50,000	50,733
L-3 Communications Corp.
4.950%, 02/15/2021	50,000	52,249
Norfolk Southern Corp.
5.750%, 04/01/2018	50,000	58,667

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Republic Services, Inc.
3.800%, 05/15/2018	$50,000	$52,049
5.500%, 09/15/2019	15,000	17,144
Roper Industries, Inc.
6.250%, 09/01/2019	20,000	23,680
Union Pacific Corp.
4.000%, 02/01/2021	25,000	26,582
4.750%, 09/15/2041	40,000	41,207
Waste Management, Inc.
4.750%, 06/30/2020	25,000	27,218

		493,014
Information Technology - 0.16%
Agilent Technologies, Inc.
2.500%, 07/15/2013	25,000	25,358
Broadcom Corp.
2.375%, 11/01/2015	10,000	10,096
Cisco Systems, Inc.
1.625%, 03/14/2014	50,000	50,871
Hewlett-Packard Company
2.200%, 12/01/2015	50,000	49,483
Oracle Corp.
3.750%, 07/08/2014	15,000	16,161
Xerox Corp.
8.250%, 05/15/2014	30,000	34,168

		186,137
Materials - 0.43%
Air Products & Chemicals, Inc.
4.375%, 08/21/2019	25,000	27,563
Allegheny Technologies, Inc.
5.950%, 01/15/2021	50,000	52,694
Arcelormittal
3.750%, 03/01/2016	50,000	46,003
Barrick Gold Corp.
1.750%, 05/30/2014	45,000	45,212
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	30,000	29,039
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	25,000	26,566
Lubrizol Corp.
8.875%, 02/01/2019	20,000	27,154
Newmont Mining Corp.
6.250%, 10/01/2039	25,000	28,317
Praxair, Inc.
4.050%, 03/15/2021	25,000	27,125
4.500%, 08/15/2019	25,000	27,591
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014	10,000	11,830
Teck Resources, Ltd.
6.000%, 08/15/2040	75,000	77,383
The Dow Chemical Company
4.250%, 11/15/2020	15,000	15,102
8.550%, 05/15/2019	25,000	32,060
Vale Overseas, Ltd.
6.875%, 11/10/2039	25,000	26,875

		500,514
Telecommunication Services - 0.36%
America Movil SAB de CV
6.375%, 03/01/2035	35,000	37,800
AT&T, Inc.
5.100%, 09/15/2014	45,000	49,441
5.800%, 02/15/2019	50,000	58,610
6.450%, 06/15/2034	25,000	28,832

49

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
COX Communications, Inc.
9.375%, 01/15/2019 (S)	$15,000	$20,782
SBA Tower Trust
4.254%, 04/15/2015 (S)	100,000	105,636
Telecom Italia Capital SA
6.175%, 06/18/2014	15,000	14,933
Telefonica Emisiones SAU
5.877%, 07/15/2019	15,000	14,740
Verizon Communications, Inc.
5.500%, 02/15/2018	25,000	29,019
8.750%, 11/01/2018	15,000	20,108
Verizon Wireless Capital LLC
5.550%, 02/01/2014	25,000	27,361
8.500%, 11/15/2018	10,000	13,340

		420,602
Utilities - 0.57%
AGL Capital Corp.
5.250%, 08/15/2019	15,000	16,912
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)	25,000	26,705
Centerpoint Energy Resources Corp.
4.500%, 01/15/2021	50,000	51,493
Dominion Resources, Inc.
1.800%, 03/15/2014	25,000	25,238
Duke Energy Carolinas LLC
5.300%, 02/15/2040	25,000	30,087
Entergy Louisiana LLC
5.400%, 11/01/2024	25,000	28,238
Exelon Generation Company LLC
6.250%, 10/01/2039	20,000	23,302
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	15,000	15,914
Hydro Quebec
2.000%, 06/30/2016	50,000	51,062
Kansas Gas & Electric Company
6.700%, 06/15/2019 (S)	15,000	18,487
Midamerican Energy Holdings Company
6.125%, 04/01/2036	20,000	24,014
Niagara Mohawk Power Corp.
4.881%, 08/15/2019 (S)	15,000	16,785
NSTAR
4.500%, 11/15/2019	25,000	27,475
Ohio Power Company
5.375%, 10/01/2021	25,000	28,007
Progress Energy, Inc.
4.400%, 01/15/2021	50,000	53,911
Pseg Power LLC
2.750%, 09/15/2016	10,000	9,962
Public Service Company of Colorado
3.200%, 11/15/2020	25,000	25,478
Public Service Electric & Gas Company
5.375%, 11/01/2039	25,000	30,134
Sempra Energy
2.000%, 03/15/2014	25,000	25,268
6.500%, 06/01/2016	10,000	11,707
Southern Company
4.150%, 05/15/2014	35,000	37,318
Southern Power Co.
5.150%, 09/15/2041	50,000	52,097
Virginia Electric and Power Company
5.000%, 06/30/2019	15,000	17,327

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Xcel Energy, Inc.
4.700%, 05/15/2020	$20,000	$22,387

		669,308

TOTAL CORPORATE BONDS (Cost $8,942,303)		$9,302,956

MUNICIPAL BONDS - 0.28%
California - 0.02%
University of California
5.770%, 05/15/2043	20,000	23,175
District of Columbia - 0.03%
District of Columbia
5.591%, 12/01/2034	25,000	30,370
Illinois - 0.06%
Chicago Metropolitan Water Reclamation
District
5.720%, 12/01/2038	25,000	30,609
City of Chicago
6.395%, 01/01/2040	20,000	24,161
Illinois State Toll Highway Authority
6.184%, 01/01/2034	10,000	11,712

		66,482
New York - 0.07%
New York City Municipal Water Finance
Authority
6.011%, 06/15/2042	20,000	26,512
New York City Transitional Finance Authority
5.508%, 08/01/2037	25,000	29,780
New York State Dormitory Authority
5.628%, 03/15/2039	25,000	30,458

		86,750
Texas - 0.04%
State of Texas
5.517%, 04/01/2039	25,000	31,389
Texas Transportation Commission
5.178%, 04/01/2030	15,000	17,231

		48,620
Utah - 0.02%
Utah Transit Authority
5.937%, 06/15/2039	15,000	20,147
Virginia - 0.04%
Virginia Commonwealth Transportation Board
5.350%, 05/15/2035	20,000	23,095
Virginia Public Building Authority
5.900%, 08/01/2030	25,000	29,462

		52,557

TOTAL MUNICIPAL BONDS (Cost $270,575)		$328,101

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.03%
Commercial & Residential - 1.03%
Banc of America Commercial Mortgage, Inc.,
Series 2005-1, Class A5
5.330%, 11/10/2042 (P)	65,000	70,562
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	50,000	53,782
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	70,000	76,870
Series 2007-PW17, Class A4,
5.694%, 06/11/2050 (P)	25,000	26,622

50

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series2007-T28, Class AAB,
5.746%, 09/11/2042	$95,000	$101,961
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617%, 10/15/2048	130,000	136,769
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
6.008%, 12/10/2049 (P)	70,000	75,580
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	140,000	144,085
Greenwich Capital Commercial
Funding Corp., Series 2007-GG9,
Class AAB 5.441%, 03/10/2039	35,000	36,833
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	25,000	26,553
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP1, Class A4,
5.038%, 03/15/2046 (P)	50,000	53,659
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	100,000	103,329
Series 2007-C1, Class A4,
5.716%, 02/15/2051	30,000	31,757
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
6.022%, 06/12/2050 (P)	110,000	116,715
Morgan Stanley Capital I
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	65,000	69,753
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	35,000	36,311
Series 2008-T29, Class A4,
6.456%, 01/11/2043 (P)	43,000	49,771

		1,210,912

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,162,533)		$1,210,912

ASSET BACKED SECURITIES - 0.69%
Ally Auto Receivables Trust, Series 2011-2,
Class A4 1.980%, 04/15/2016	70,000	71,839
Ally Master Owner Trust, Series 2011-3,
Class A2 1.810%, 05/15/2016	100,000	100,885
AmeriCredit Automobile Receivables Trust,
Series 2010-1, Class C 5.190%, 08/17/2015	20,000	20,762
BMW Vehicle
Owner Trust 1.030%, 02/26/2018	25,000	24,946
Carmax Auto
Owner Trust 1.350%, 02/15/2017	45,000	44,907
Carmax Auto Owner Trust, Series 2011-1,
Class A4 2.160%, 09/15/2016	70,000	72,121
Ford Credit Auto Owner Trust 2011-A A4
1.650%, 05/15/2016	100,000	101,873
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A 3.690%, 07/15/2015	104,000	106,463
GE Equipment Small Ticket LLC,
Series 2011-1, Class A3
1.450%, 01/21/2018 (S)	100,000	100,711

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust,
Series 2010-1, Class A4
1.980%, 05/23/2016	$10,000	$10,167
Hyundai Auto Receivables Trust,
Series 2011-A, Class A4
1.780%, 12/15/2015	75,000	76,735
Hyundai Auto Receivables Trust,
Series 2011-B, Class A4
1.650%, 02/15/2017	35,000	35,660
John Deere Owner Trust, Series 2011-A,
Class A4 1.960%, 04/16/2018	20,000	20,523
USAA Auto Owner Trust, Series 2010-1,
Class A4 2.140%, 09/15/2015	15,000	15,341

TOTAL ASSET BACKED SECURITIES (Cost $788,852)		$802,933

INVESTMENT COMPANIES - 0.02%
Central Fund of Canada, Ltd., Class A	600	$12,414
First Opportunity Fund, Inc.	1,300	7,852

TOTAL INVESTMENT COMPANIES (Cost $18,882)		$20,266

SECURITIES LENDING COLLATERAL - 4.59%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	537,706	5,379,852

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,379,653)		$5,379,852

SHORT-TERM INVESTMENTS - 1.19%
Money Market Funds - 1.19%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$249,035	$249,035
T. Rowe Price Prime Reserve
Fund, 0.1383% (Y)	1,144,956	1,144,956

		1,393,991

TOTAL SHORT-TERM INVESTMENTS (Cost $1,393,991)		$1,393,991

Total Investments (Balanced Trust)
(Cost $124,750,817) - 104.63%		$122,539,196
Other assets and liabilities, net - (4.63%)		(5,424,546)

TOTAL NET ASSETS - 100.00%		$117,114,650

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.73%
Consumer Discretionary - 22.59%
Auto Components - 0.51%
Johnson Controls, Inc.	305,400	$8,053,398
Automobiles - 0.04%
General Motors Company (I)	28,400	573,112
Hotels, Restaurants & Leisure - 7.28%
Carnival Corp.	440,200	13,338,060
Chipotle Mexican Grill, Inc. (I)(L)	26,800	8,119,060
Las Vegas Sands Corp. (I)	391,500	15,010,110
Marriott International, Inc., Class A	508,229	13,844,158
McDonald’s Corp.	193,800	17,019,516
Starbucks Corp.	788,000	29,384,520
Starwood Hotels & Resorts Worldwide, Inc.	276,200	10,722,084
Wynn Resorts, Ltd.	25,700	2,957,556

51

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	75,400	$3,724,006

		114,119,070
Internet & Catalog Retail - 7.92%
Amazon.com, Inc. (I)	397,889	86,035,538
Liberty Media Corp. - Interactive, Series A (I)	409,900	6,054,223
priceline.com, Inc. (I)	71,200	32,001,552

		124,091,313
Leisure Equipment & Products - 0.03%
Hasbro, Inc.	2,600	84,786
Mattel, Inc.	11,800	305,502

		390,288
Media - 1.44%
DIRECTV, Class A (I)	38,300	1,618,175
Discovery Communications, Inc., Series C (I)	303,300	10,660,995
Omnicom Group, Inc.	92,600	3,411,384
The Walt Disney Company	218,700	6,595,992
Time Warner, Inc.	10,666	319,660

		22,606,206
Multiline Retail - 0.08%
Dollar Tree, Inc. (I)	14,200	1,066,562
Kohl’s Corp.	3,630	178,233

		1,244,795
Specialty Retail - 2.09%
Bed Bath & Beyond, Inc. (I)	232,100	13,301,651
Home Depot, Inc.	39,600	1,301,652
Limited Brands, Inc. (L)	19,400	747,094
O’Reilly Automotive, Inc. (I)	198,700	13,239,381
Tiffany & Company	68,700	4,178,334

		32,768,112
Textiles, Apparel & Luxury Goods - 3.20%
Coach, Inc.	163,900	8,494,937
Fossil, Inc. (I)	95,100	7,708,806
NIKE, Inc., Class B	201,900	17,264,469
Ralph Lauren Corp.	128,500	16,666,450

		50,134,662

		353,980,956
Consumer Staples - 0.67%
Beverages - 0.19%
Hansen Natural Corp. (I)	19,400	1,693,426
The Coca-Cola Company	20,100	1,357,956

		3,051,382
Food & Staples Retailing - 0.46%
Costco Wholesale Corp.	200	16,424
Whole Foods Market, Inc.	111,400	7,275,534

		7,291,958
Household Products - 0.02%
The Procter & Gamble Company	3,937	248,740

		10,592,080
Energy - 6.77%
Energy Equipment & Services - 3.80%
Baker Hughes, Inc.	115,200	5,317,632
Cameron International Corp. (I)	187,600	7,792,904
FMC Technologies, Inc. (I)(L)	160,100	6,019,760
Halliburton Company	198,600	6,061,272
McDermott International, Inc. (I)	96,800	1,041,568
Schlumberger, Ltd.	558,692	33,370,673

		59,603,809

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.97%
Cimarex Energy Company (L)	6,800	$378,760
Concho Resources, Inc. (I)	89,500	6,367,030
EOG Resources, Inc.	173,400	12,313,134
EQT Corp.	100,400	5,357,344
Exxon Mobil Corp.	3,638	264,228
Occidental Petroleum Corp.	71,600	5,119,400
Peabody Energy Corp.	270,700	9,171,316
Range Resources Corp.	129,700	7,582,262

		46,553,474

		106,157,283
Financials - 7.95%
Capital Markets - 3.39%
Ameriprise Financial, Inc.	139,051	5,473,047
Credit Suisse Group AG (I)	7,800	202,404
Franklin Resources, Inc.	301,565	28,841,677
Invesco, Ltd.	650,500	10,089,255
Northern Trust Corp.	60,389	2,112,407
State Street Corp.	126,807	4,078,113
TD Ameritrade Holding Corp.	88,500	1,301,393
The Charles Schwab Corp.	29,486	332,307
The Goldman Sachs Group, Inc.	7,076	669,036

		53,099,639
Commercial Banks - 0.67%
U.S. Bancorp	268,200	6,313,428
Wells Fargo & Company	173,700	4,189,644

		10,503,072
Consumer Finance - 1.35%
American Express Company	471,952	21,190,645
Diversified Financial Services - 1.56%
CME Group, Inc.	6,500	1,601,600
IntercontinentalExchange, Inc. (I)	123,000	14,545,980
JPMorgan Chase & Company	277,000	8,343,240

		24,490,820
Insurance - 0.75%
Marsh & McLennan Companies, Inc.	141,900	3,766,026
Prudential Financial, Inc.	170,300	7,980,258

		11,746,284
Real Estate Management & Development - 0.23%
CB Richard Ellis Group, Inc., Class A (I)	263,700	3,549,402

		124,579,862
Health Care - 8.94%
Biotechnology - 2.38%
Alexion Pharmaceuticals, Inc. (I)	77,500	4,964,650
Amgen, Inc.	4,200	230,790
Biogen Idec, Inc. (I)	97,900	9,119,385
Celgene Corp. (I)	336,500	20,836,080
Vertex Pharmaceuticals, Inc. (I)	48,400	2,155,736

		37,306,641
Health Care Equipment & Supplies - 1.22%
Baxter International, Inc.	105,300	5,911,542
Covidien PLC	42,000	1,852,200
Edwards Lifesciences Corp. (I)	35,400	2,523,312
Intuitive Surgical, Inc. (I)	200	72,856
Stryker Corp.	185,479	8,741,625

		19,101,535
Health Care Providers & Services - 3.89%
Cardinal Health, Inc.	299,200	12,530,496
Express Scripts, Inc. (I)	407,000	15,087,490

52

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	377,200	$27,422,440
UnitedHealth Group, Inc.	126,900	5,852,628

		60,893,054
Health Care Technology - 0.00%
Cerner Corp. (I)(L)	400	27,408
Life Sciences Tools & Services - 0.51%
Thermo Fisher Scientific, Inc. (I)	157,000	7,950,480
Pharmaceuticals - 0.94%
Allergan, Inc.	171,500	14,128,170
Shire PLC, ADR	7,200	676,296

		14,804,466

		140,083,584
Industrials - 14.43%
Aerospace & Defense - 3.60%
Honeywell International, Inc.	144,800	6,358,168
Precision Castparts Corp.	172,100	26,754,666
The Boeing Company	55,200	3,340,152
United Technologies Corp.	283,800	19,968,168

		56,421,154
Air Freight & Logistics - 1.70%
C.H. Robinson Worldwide, Inc.	2,400	164,328
Expeditors International of Washington, Inc.	155,200	6,293,360
FedEx Corp.	297,500	20,134,800

		26,592,488
Electrical Equipment - 0.66%
Emerson Electric Company	145,400	6,006,474
Roper Industries, Inc.	62,500	4,306,875

		10,313,349
Industrial Conglomerates - 3.91%
3M Company	137,000	9,835,230
Danaher Corp.	1,225,326	51,390,172

		61,225,402
Machinery - 1.20%
Caterpillar, Inc.	44,500	3,285,880
Cummins, Inc.	42,900	3,503,214
Deere & Company	67,000	4,326,190
Joy Global, Inc.	92,700	5,782,626
Stanley Black & Decker, Inc.	40,900	2,008,190

		18,906,100
Road & Rail - 1.29%
Norfolk Southern Corp.	7,700	469,854
Union Pacific Corp.	241,800	19,747,806

		20,217,660
Trading Companies & Distributors - 2.07%
Fastenal Company (L)	647,200	21,538,816
W.W. Grainger, Inc. (L)	73,100	10,931,374

		32,470,190

		226,146,343
Information Technology - 31.16%
Communications Equipment - 2.88%
Juniper Networks, Inc. (I)	501,221	8,651,074
QUALCOMM, Inc.	750,677	36,505,423

		45,156,497
Computers & Peripherals - 9.98%
Apple, Inc. (I)	370,700	141,303,426
EMC Corp. (I)	720,100	15,114,899

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
NetApp, Inc. (I)	200	$6,788

		156,425,113
Electronic Equipment, Instruments & Components - 0.43%
Corning, Inc.	542,600	6,706,536
Internet Software & Services - 9.89%
Baidu, Inc., ADR (I)	313,200	33,484,212
eBay, Inc. (I)	528,778	15,593,663
Facebook, Inc., Class A (I)(R)	63,631	1,981,921
Facebook, Inc., Class B (I)(R)	304,677	9,489,805
Google, Inc., Class A (I)	154,366	79,402,783
Tencent Holdings, Ltd.	733,100	15,001,109

		154,953,493
IT Services - 5.47%
Accenture PLC, Class A	339,600	17,890,128
Automatic Data Processing, Inc.	7,233	341,036
Fiserv, Inc. (I)	11,600	588,932
International Business Machines Corp.	38,900	6,808,667
MasterCard, Inc., Class A	122,000	38,693,520
The Western Union Company	6,500	99,385
Visa, Inc., Class A	249,700	21,404,284

		85,825,952
Semiconductors & Semiconductor Equipment - 1.82%
Altera Corp.	98,100	3,093,093
Broadcom Corp., Class A (I)	504,800	16,804,792
Marvell Technology Group, Ltd. (I)	11,110	161,428
Xilinx, Inc. (L)	309,325	8,487,878

		28,547,191
Software - 0.69%
Autodesk, Inc. (I)	171,500	4,764,270
Intuit, Inc.	57,800	2,742,032
Microsoft Corp.	7,044	175,325
Salesforce.com, Inc. (I)	27,300	3,119,844

		10,801,471

		488,416,253
Materials - 4.08%
Chemicals - 4.08%
Air Products & Chemicals, Inc.	122,600	9,362,962
Ecolab, Inc.	3,400	166,226
Monsanto Company	152,104	9,132,324
Potash Corp. of Saskatchewan, Inc.	217,700	9,408,994
Praxair, Inc.	383,400	35,840,232

		63,910,738
Metals & Mining - 0.00%
Freeport-McMoRan Copper & Gold, Inc.	200	6,090

		63,916,828
Telecommunication Services - 2.14%
Wireless Telecommunication Services - 2.14%
American Tower Corp., Class A (I)	623,238	33,530,205

TOTAL COMMON STOCKS (Cost $1,332,585,533)		$1,547,403,394

SECURITIES LENDING COLLATERAL - 2.35%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	3,674,033	36,759,437

TOTAL SECURITIES LENDING
COLLATERAL (Cost $36,758,666)		$36,759,437

53

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.80%
Money Market Funds - 0.80%
T. Rowe Price Prime Reserve Investment
Fund, 0.1383% (Y)	$12,107,930	$12,107,930
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	430,263	430,263

		12,538,193

TOTAL SHORT-TERM INVESTMENTS (Cost $12,538,193)		$12,538,193

Total Investments (Blue Chip Growth Trust)
(Cost $1,381,882,392) - 101.88%		$1,596,701,024
Other assets and liabilities, net - (1.88%)		(29,470,462)

TOTAL NET ASSETS - 100.00%		$1,567,230,562

Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 45.39%
U.S. Government - 12.35%
U.S. Treasury Bonds, Bond
4.375%, 05/15/2041	$180,130,000	$233,437,672
U.S. Treasury Notes
1.000%, 08/31/2016 (L)	30,660,000	30,758,112
2.125%, 02/29/2016	54,240,000	57,380,008
2.125%, 08/15/2021 (L)	210,210,000	214,283,870
2.250%, 11/30/2017	61,500,000	65,214,047
U.S. Treasury Strips, PO 1.194%,
11/15/2030	40,870,000	23,082,681

		624,156,390
U.S. Government Agency - 33.04%
Federal Home Loan Mortgage Corp.
2.726%, 06/01/2035 (P)	7,451,762	7,870,820
3.798%, 12/01/2039 (P)	14,928,057	15,617,525
4.000%, 07/01/2025 to 09/01/2040	140,820,404	147,820,754
4.271%, 09/01/2039 (P)	1,839,359	1,929,699
4.388%, 09/01/2039 (P)	2,238,841	2,370,294
4.500%, 02/01/2039 to 04/01/2040	86,962,320	92,940,232
5.000%, 09/01/2040	37,567,243	40,318,379
5.500%, 08/01/2035	9,681,349	10,519,670
6.500%, 05/01/2037 to 02/01/2038	10,677,966	11,815,935
Federal National Mortgage Association
2.464%, 10/01/2035 (P)	89,618,206	94,029,931
3.192%, 10/01/2040 (P)	1,102,373	1,138,097
4.000%, 04/01/2024 to 11/01/2040	166,633,788	175,448,031
4.202%, 08/01/2039 (P)	7,185,187	7,545,926
4.332%, 09/01/2039 (P)	7,391,761	7,898,163
4.470%, 09/01/2039 (P)	6,347,585	6,755,811
4.500%, 08/01/2040 to 07/01/2041	101,712,650	108,200,296
5.000%, 06/01/2035 to 04/01/2041	204,157,091	220,160,378
5.500%, 12/01/2033 to 06/01/2039	359,020,035	391,369,846
6.000%, 04/01/2035 to 09/01/2039	102,691,026	113,100,583
6.500%, 07/01/2036 to 08/01/2039	147,028,179	162,314,942
Government National Mortgage Association
3.500%, 10/20/2039 to 11/20/2039 (P)	39,355,930	41,453,788
5.000%, 08/15/2039	997,774	1,096,256

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Tennessee Valley Authority
5.250%, 09/15/2039	$5,595,000	$7,187,393

		1,668,902,749

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,208,827,008)		$2,293,059,139

FOREIGN GOVERNMENT
OBLIGATIONS - 0.16%
South Korea - 0.16%
Korea Development Bank
4.000%, 09/09/2016	8,355,000	8,269,010

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,317,982)		$8,269,010

CORPORATE BONDS - 40.48%
Consumer Discretionary - 3.59%
Best Buy Company, Inc. 6.750%, 07/15/2013	12,863,000	13,802,964
BorgWarner, Inc. 5.750%, 11/01/2016	4,770,000	5,324,846
CBS Corp. 7.875%, 07/30/2030	12,575,000	15,906,118
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.350%, 03/15/2040	5,550,000	6,196,619
Expedia, Inc. 5.950%, 08/15/2020	11,240,000	11,308,957
Grupo Televisa SAB 6.625%, 01/15/2040	7,080,000	7,469,400
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	7,095,000	7,184,298
6.000%, 05/05/2015 (S)	8,390,000	9,065,966
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	9,000,000	9,211,140
Kia Motors Corp. 3.625%, 06/14/2016 (S)	6,600,000	6,569,317
NBC Universal Media LLC
3.650%, 04/30/2015	19,910,000	20,957,445
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	9,245,000	9,833,864
6.400%, 12/15/2035	3,195,000	3,467,719
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	9,000,000	9,559,926
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	115,000	110,202
Staples, Inc. 9.750%, 01/15/2014	14,000,000	16,232,090
Time Warner Cable, Inc. 6.750%, 07/01/2018	10,205,000	11,887,570
UBM PLC 5.750%, 11/03/2020 (S)	6,185,000	6,617,734
Viacom, Inc. 6.125%, 10/05/2017	9,250,000	10,536,148

		181,242,323
Consumer Staples - 1.35%
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	4,555,000	4,681,056
5.100%, 07/15/2015	3,455,000	3,592,595
8.500%, 06/15/2019	7,731,000	9,643,263
CVS Caremark Corp. 4.875%, 09/15/2014	11,950,000	13,059,569
CVS Caremark Corp. (6.302% to 06/01/2012,
then 3 month LIBOR + 2.065%) 06/01/2037	15,550,000	15,044,625
Lorillard Tobacco Company
3.500%, 08/04/2016	3,155,000	3,161,439
6.875%, 05/01/2020	6,160,000	6,839,516
The Kroger Company 6.400%, 08/15/2017	10,000,000	11,865,920

		67,887,983
Energy - 3.19%
Anadarko Petroleum Corp.
5.750%, 06/15/2014	8,000,000	8,705,400
DCP Midstream LLC 9.750%, 03/15/2019 (S)	8,695,000	11,581,905

54

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP
5.950%, 02/01/2015	$9,695,000	$10,407,175
9.700%, 03/15/2019	6,075,000	7,528,413
Enterprise Products Operating LLC
6.500%, 01/31/2019	10,000,000	11,788,110
6.650%, 04/15/2018	5,295,000	6,257,732
Husky Energy, Inc. 5.900%, 06/15/2014	15,000,000	16,463,535
Kerr-McGee Corp. 6.950%, 07/01/2024	16,810,000	19,680,005
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,185,000	5,241,156
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	6,310,000	6,823,987
NuStar Logistics LP 7.650%, 04/15/2018	9,212,000	10,998,953
Spectra Energy Capital LLC
5.668%, 08/15/2014	6,175,000	6,718,486
6.200%, 04/15/2018	6,550,000	7,407,133
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%) 05/15/2067	12,565,000	12,519,779
Williams Partners LP/Williams Partners
Finance Corp. 7.250%, 02/01/2017	16,450,000	19,088,860

		161,210,629
Financials - 19.83%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	8,260,000	7,629,803
Aflac, Inc.
6.900%, 12/17/2039	5,310,000	5,462,227
8.500%, 05/15/2019	9,325,000	11,363,361
American Express Company
7.000%, 03/19/2018	8,820,000	10,444,838
AXA SA (6.379% to 12/14/2036, then
3 month
LIBOR + 2.256%) 12/14/2036 (Q)(S)	5,770,000	3,952,450
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	3,960,000	3,821,400
Bank of America Corp.
5.650%, 05/01/2018	7,500,000	7,128,773
6.500%, 08/01/2016	6,370,000	6,329,576
Bank of America NA
5.300%, 03/15/2017	3,280,000	2,964,402
6.000%, 10/15/2036	7,660,000	7,011,566
Barclays Bank PLC
5.140%, 10/14/2020	7,170,000	5,821,954
5.200%, 07/10/2014	14,730,000	15,070,234
6.050%, 12/04/2017 (S)	6,495,000	5,966,158
BB&T Corp. 5.200%, 12/23/2015	5,750,000	6,180,468
BBVA Bancomer SA 6.500%, 03/10/2021 (S)	10,960,000	10,110,600
BioMed Realty LP 6.125%, 04/15/2020	3,400,000	3,590,628
BPCE SA (12.500% to 09/30/2019, then
3 month
LIBOR + 12.980%) 09/30/2019 (Q)(S)	60,000	58,218
Brandywine Operating Partnership LP
7.500%, 05/15/2015	8,092,000	8,770,830
Capital One Financial Corp.
6.150%, 09/01/2016	13,495,000	14,304,538
6.250%, 11/15/2013	7,752,000	8,347,912
Chubb Corp. (6.375% until 04/15/2017, then
3 month LIBOR + 2.250%)
6.375%, 03/29/2067	6,340,000	6,141,875
Citigroup, Inc.
5.850%, 12/11/2034	8,670,000	8,389,499
6.125%, 11/21/2017	8,575,000	9,170,045
6.875%, 03/05/2038	300,000	326,461

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CNA Financial Corp.
5.850%, 12/15/2014	$9,000,000	$9,512,865
6.500%, 08/15/2016	5,455,000	5,863,912
7.250%, 11/15/2023	11,948,000	13,134,030
CommonWealth REIT
5.750%, 02/15/2014	2,000,000	2,041,092
6.250%, 06/15/2017	4,075,000	4,385,409
6.650%, 01/15/2018	4,550,000	5,056,925
Credit Agricole SA 2.625%, 01/21/2014 (S)	6,000,000	5,731,704
Credit Suisse AG (3 month LIBOR + 0.690%
to 05/15/2017, then 3 month
LIBOR + 1.690%) 05/15/2017 (Q)	15,180,000	9,907,531
Credit Suisse New York
4.375%, 08/05/2020	9,160,000	8,876,086
5.300%, 08/13/2019	5,095,000	5,153,689
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	11,430,000	11,912,517
6.113%, 01/15/2020 (S)	8,760,000	9,858,618
Dexus Property Group 7.125%, 10/15/2014 (S)	14,815,000	16,479,228
Discover Bank 7.000%, 04/15/2020	5,875,000	6,234,809
Discover Financial Services
10.250%, 07/15/2019	11,460,000	13,885,830
Duke Realty LP
6.750%, 03/15/2020	3,830,000	3,982,235
8.250%, 08/15/2019	5,625,000	6,450,497
Equity One, Inc. 6.250%, 12/15/2014	7,000,000	7,402,409
ERAC USA Finance LLC
5.900%, 11/15/2015 (S)	6,504,000	7,305,007
First Tennessee Bank NA 5.050%, 01/15/2015	9,337,000	9,625,261
General Electric Capital Corp.
0.766%, 08/15/2036 (P)	9,945,000	7,761,008
4.375%, 09/16/2020	7,625,000	7,769,692
5.300%, 02/11/2021	5,105,000	5,303,339
5.625%, 05/01/2018	13,930,000	15,244,114
5.875%, 01/14/2038	8,155,000	8,378,904
6.000%, 08/07/2019	7,345,000	8,277,822
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	13,830,000	14,243,296
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	8,975,000	9,025,918
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	4,650,000	4,926,945
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	3,250,000	3,545,867
Hartford Financial Services Group, Inc.
6.300%, 03/15/2018	9,785,000	10,124,706
6.625%, 03/30/2040	4,805,000	4,509,747
HCP, Inc.
5.650%, 12/15/2013	15,000,000	15,756,405
6.300%, 09/15/2016	5,885,000	6,300,493
Health Care REIT, Inc.
4.700%, 09/15/2017	4,400,000	4,415,048
4.950%, 01/15/2021	8,010,000	7,704,346
5.875%, 05/15/2015	7,500,000	7,856,828
6.125%, 04/15/2020	14,665,000	15,313,413
6.200%, 06/01/2016	395,000	424,730
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	12,120,000	13,092,072
ICICI Bank, Ltd. 5.750%, 11/16/2020 (S)	9,540,000	8,985,440
Jefferies Group, Inc.
6.875%, 04/15/2021	4,475,000	4,654,201
8.500%, 07/15/2019	7,975,000	8,879,373
JPMorgan Chase & Company
3.700%, 01/20/2015	5,855,000	6,002,154
4.250%, 10/15/2020	17,140,000	17,204,926

55

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company (continued)
5.600%, 07/15/2041	$12,060,000	$12,631,415
6.000%, 01/15/2018	16,895,000	18,833,701
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%) 04/30/2018 (Q)	9,285,000	9,563,643
Key Bank NA 5.800%, 07/01/2014	15,919,000	17,168,037
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	6,775,000	6,445,776
5.750%, 03/15/2014 (S)	10,348,000	10,781,912
Lincoln National Corp. 8.750%, 07/01/2019	7,290,000	8,650,132
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%) 04/20/2067	11,170,000	9,047,700
Lloyds TSB Bank PLC 6.375%, 01/21/2021	9,955,000	9,827,785
Mack-Cali Realty LP 7.750%, 08/15/2019	6,665,000	7,910,988
Macquarie Bank, Ltd. 6.625%, 04/07/2021 (S)	5,695,000	5,357,218
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	7,365,000	6,991,845
Merrill Lynch & Company, Inc.
6.220%, 09/15/2026	3,460,000	2,931,270
6.875%, 04/25/2018	15,085,000	15,105,365
7.750%, 05/14/2038	7,595,000	7,070,558
MetLife, Inc. 10.750%, 08/01/2039	2,985,000	3,731,250
Morgan Stanley
5.500%, 07/28/2021	3,155,000	2,926,439
5.750%, 01/25/2021	2,875,000	2,648,712
6.000%, 04/28/2015	5,900,000	5,874,919
7.300%, 05/13/2019	11,510,000	11,874,430
National City Bank 0.703%, 06/07/2017 (P)	8,550,000	7,828,628
Post Apartment Homes LP
4.750%, 10/15/2017	4,135,000	4,354,370
ProLogis LP 7.625%, 08/15/2014	5,000,000	5,449,450
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%) 06/30/2019 (Q)(S)	14,362,000	17,270,305
Regions Financial Corp.
0.528%, 06/26/2012 (P)	5,166,000	5,067,231
7.750%, 11/10/2014	8,301,000	8,280,248
Santander Holdings USA, Inc.
4.625%, 04/19/2016	2,595,000	2,501,497
Santander Issuances SA (6.500% to
11/15/2014, then 3 month
LIBOR + 3.920%) 08/11/2019 (S)	2,860,000	2,639,952
Simon Property Group LP
10.350%, 04/01/2019	310,000	415,098
TD Ameritrade Holding Corp.
4.150%, 12/01/2014	7,000,000	7,437,535
Teachers Insurance & Annuity Association of
America 6.850%, 12/16/2039 (S)	12,930,000	15,884,492
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	383,484
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015, then
3 month
LIBOR + 2.490%) 04/15/2015 (Q)(S)	680,000	680,000
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	5,000,000	4,898,000
5.250%, 07/27/2021	6,320,000	6,243,749
6.150%, 04/01/2018	13,900,000	14,418,818
6.750%, 10/01/2037	21,140,000	19,378,066
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	3,160,000	3,317,112
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	15,778,000	15,892,533
4.875%, 03/16/2015	7,080,000	6,935,377

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Travelers Companies, Inc.
3.900%, 11/01/2020	$6,000,000	$6,162,012
Unum Group 7.125%, 09/30/2016	6,443,000	7,428,889
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	5,122,000	5,745,737
USB Realty Corp. (6.091% to 01/15/2012,
then 3 month
LIBOR + 1.147%) 01/15/2012 (Q)(S)	465,000	337,125
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	8,380,000	8,059,591
Vornado Realty LP 4.250%, 04/01/2015	15,025,000	15,587,942
W.R. Berkley Corp. 5.600%, 05/15/2015	4,310,000	4,356,936
Wachovia Bank NA
5.850%, 02/01/2037	7,295,000	7,598,195
6.600%, 01/15/2038	8,020,000	9,210,609
Wachovia Corp.
4.875%, 02/15/2014	3,140,000	3,267,148
5.250%, 08/01/2014	10,000,000	10,495,550
5.750%, 06/15/2017	7,955,000	8,961,912
WEA Finance LLC/WT Finance
Australia Pty, Ltd. 6.750%, 09/02/2019 (S)	5,980,000	6,652,618
Willis Group Holdings PLC
5.750%, 03/15/2021	7,850,000	8,205,063
Willis North America, Inc.
6.200%, 03/28/2017	7,398,000	8,084,179
7.000%, 09/29/2019	9,685,000	11,216,973
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	8,446,000	8,971,687

		1,001,849,463
Health Care - 0.39%
Medco Health Solutions, Inc.
7.125%, 03/15/2018	16,150,000	19,595,506
Industrials - 3.08%
America West Airlines 2000-1 Pass
Through Trust 8.057%, 07/02/2020	2,850,727	2,850,727
Asciano Finance, Ltd. 4.625%, 09/23/2020 (S)	3,810,000	3,717,958
Continental Airlines 1998-1 Class A Pass
Through Trust 6.648%, 09/15/2017	4,094,235	4,094,235
Continental Airlines 1999-1 Class A Pass
Through Trust 6.545%, 02/02/2019	4,324,944	4,368,194
Continental Airlines 2007-1 Class A Pass
Through Trust 5.983%, 04/19/2022	12,046,055	12,106,285
Continental Airlines 2010-1 Class A Pass
Through Trust 4.750%, 01/12/2021	3,090,000	2,966,400
Delta Air Lines 2007-1 Class A Pass
Through Trust 6.821%, 08/10/2022	90,761	91,442
Delta Air Lines 2010-1 Class A Pass
Through Trust 6.200%, 07/02/2018	3,249,550	3,347,037
Delta Air Lines 2010-2 Class A Pass
Through Trust 4.950%, 05/23/2019	4,928,391	4,778,721
Delta Air Lines 2011-1 Class A Pass
Through Trust 5.300%, 04/15/2019	7,410,000	7,261,800
Embraer Overseas, Ltd. 6.375%, 01/15/2020	7,410,000	8,039,850
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	6,465,000	6,489,244
Lockheed Martin Corp. 3.350%, 09/15/2021	12,235,000	12,133,486
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust 6.264%, 11/20/2021	11,743,010	11,566,865
Northwest Airlines 2007-1 Class A Pass
Through Trust 7.027%, 11/01/2019	70,049	69,524
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	7,685,000	7,147,050
Pentair, Inc. 5.000%, 05/15/2021	6,470,000	6,766,617
Ryder System, Inc. 5.850%, 03/01/2014	15,000,000	16,399,530

56

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Textron, Inc.
5.600%, 12/01/2017	$6,689,000	$7,060,848
6.200%, 03/15/2015	4,000,000	4,298,680
United Air Lines 2009-2A Pass
Through Trust 9.750%, 01/15/2017	10,360,834	11,345,114
Voto-Votorantim Overseas Trading
Operations NV 6.625%, 09/25/2019 (S)	9,630,000	9,533,700
Voto-Votorantim, Ltd. 6.750%, 04/05/2021 (S)	9,465,000	9,323,025

		155,756,332
Information Technology - 0.30%
Fiserv, Inc. 6.800%, 11/20/2017	7,780,000	9,052,139
Hewlett-Packard Company
4.375%, 09/15/2021	6,035,000	6,140,208

		15,192,347
Materials - 3.47%
Alcoa, Inc. 5.400%, 04/15/2021	5,650,000	5,482,619
Allegheny Technologies, Inc.
5.950%, 01/15/2021	3,150,000	3,319,719
9.375%, 06/01/2019	5,324,000	6,708,964
ArcelorMittal
6.125%, 06/01/2018	11,900,000	11,499,625
6.750%, 03/01/2041	6,275,000	5,434,232
9.850%, 06/01/2019	10,125,000	11,484,312
Braskem America Finance Company
7.125%, 07/22/2041 (S)	7,610,000	6,944,125
Braskem Finance, Ltd. 7.000%, 05/07/2020 (S)	10,775,000	10,936,625
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	6,585,000	6,428,336
Georgia-Pacific LLC 5.400%, 11/01/2020 (S)	16,505,000	16,813,561
Gerdau Trade, Inc. 5.750%, 01/30/2021 (S)	5,875,000	5,566,563
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,055,000	9,969,455
International Paper Company
7.950%, 06/15/2018	8,633,000	9,981,397
9.375%, 05/15/2019	6,955,000	8,510,514
Potash Corp. of Saskatchewan, Inc.
5.250%, 05/15/2014	11,000,000	12,111,176
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/2028	14,220,000	18,838,798
Teck Resources, Ltd.
6.250%, 07/15/2041	3,150,000	3,311,567
10.750%, 05/15/2019	4,834,000	6,006,245
The Mosaic Company 7.625%, 12/01/2016 (S)	8,150,000	8,547,313
Vale Overseas, Ltd. 6.875%, 11/10/2039	6,835,000	7,347,625

		175,242,771
Telecommunication Services - 2.33%
Alltel Corp. 7.000%, 03/15/2016	10,000,000	11,889,460
America Movil SAB de CV
5.000%, 03/30/2020	9,595,000	10,132,320
AT&T, Inc.
5.550%, 08/15/2041	12,925,000	13,953,067
6.500%, 09/01/2037	3,000,000	3,512,355
CenturyLink, Inc.
6.450%, 06/15/2021	6,335,000	5,877,917
7.600%, 09/15/2039	6,375,000	5,745,558
Qwest Corp. 7.500%, 10/01/2014	13,207,000	14,263,560
SBA Tower Trust 5.101%, 04/15/2017 (S)	11,983,000	13,031,513
Telecom Italia Capital SA
4.950%, 09/30/2014	7,350,000	7,083,239
5.250%, 11/15/2013	5,000,000	4,887,950
7.200%, 07/18/2036	8,125,000	7,441,980
7.721%, 06/04/2038	5,770,000	5,512,214

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telefonica Emisiones SAU
2.582%, 04/26/2013	$15,000,000	$14,517,240

		117,848,373
Utilities - 2.95%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	10,560,000	11,287,647
Beaver Valley II Funding 9.000%, 06/01/2017	9,651,000	10,357,550
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	6,775,000	6,808,875
Commonwealth Edison Company
5.800%, 03/15/2018	15,749,000	18,356,389
Duke Energy Corp. 6.300%, 02/01/2014	14,960,000	16,591,687
Exelon Generation Company LLC
6.250%, 10/01/2039	7,525,000	8,767,317
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%) 12/01/2066	13,430,000	12,876,013
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	4,435,000	4,723,244
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	7,215,000	8,238,837
6.050%, 01/31/2018 (S)	4,760,000	5,439,928
NiSource Finance Corp. 5.400%, 07/15/2014	7,000,000	7,583,751
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	4,500,000	4,955,319
Pennsylvania Electric Company
5.125%, 04/01/2014	5,525,000	5,914,032
PNPP II Funding Corp. 9.120%, 05/30/2016	886,000	969,842
PSEG Power LLC 5.000%, 04/01/2014	9,000,000	9,640,593
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	14,992	16,437
Trans-Allegheny Interstate Line Company
4.000%, 01/15/2015 (S)	7,300,000	7,669,862
W3A Funding Corp. 8.090%, 01/02/2017	101,413	101,488
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%) 05/15/2067	8,575,000	8,564,281

		148,863,092

TOTAL CORPORATE BONDS (Cost $2,048,254,830)		$2,044,688,819

MUNICIPAL BONDS - 0.18%
California - 0.11%
State of California 7.600%, 11/01/2040	4,495,000	5,617,716
Illinois - 0.07%
State of Illinois 5.100%, 06/01/2033	4,020,000	3,692,692

TOTAL MUNICIPAL BONDS (Cost $8,123,788)		$9,310,408

CAPITAL PREFERRED SECURITIES - 1.64%
Financials - 1.64%
Allfirst Preferred
Capital Trust 1.749%, 07/15/2029 (P)	55,000	47,859
Aon Corp. 8.205%, 01/01/2027	7,335,000	8,545,987
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%) 04/15/2037	17,241,000	16,380,674
MetLife Capital Trust X (9.250% to
04/08/2038 then 3 month
LIBOR + 5.540%) 04/08/2038 (S)	4,155,000	4,674,375
PNC Financial Services Group, Inc.
6.750%, 08/01/2021 (P)(Q)	4,445,000	4,257,110

57

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
PNC Preferred Funding Trust III (8.700% to
03/15/2013, then 3 month
LIBOR + 5.226%) 03/15/2013 (Q)(S)	$17,680,000	$18,203,328
Sovereign Capital Trust VI
7.908%, 06/13/2036	275,000	275,000
State Street Capital Trust III
5.337%, 12/05/2011 (P)(Q)	11,122,000	11,122,556
State Street Capital Trust IV
1.347%, 06/15/2037 (P)	19,925,000	13,652,471
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%) 12/15/2065 (S)	6,225,000	5,478,000

		82,637,360

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $86,167,430)		$82,637,360

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.15%

COMMERCIAL & RESIDENTIAL - 0.11%
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,200,000	1,274,144
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	275,000	293,942
Morgan Stanley Capital I, Series 2007-IQ13,
Class A4 5.364%, 03/15/2044	325,000	345,267
WaMu Mortgage Pass Through Certificates,
Series 2005-AR12, Class 1A2
2.501%, 10/25/2035 (P)	3,912,693	3,663,850

U.S. GOVERNMENT AGENCY - 9.04%
Federal Home Loan Mortgage Corp.
Series 3724, Class NB,
2.250%, 07/15/2038	46,747,585	47,266,249
Series 3833, Class LI IO,
2.267%, 10/15/2040	118,197,810	6,366,642
Series 3630, Class BI IO,
4.000%, 05/15/2027	4,186,790	312,298
Series 3738, Class IC IO,
4.000%, 08/15/2029	17,540,090	1,677,468
Series 3738, Class MI IO,
4.000%, 09/15/2034	40,703,367	4,494,718
Series 3609, Class LI IO,
4.500%, 12/15/2024	33,880,504	3,048,527
Series 3623, Class LI IO,
4.500%, 01/15/2025	5,327,917	565,775
Series 3747, Class HI IO,
4.500%, 07/15/2037	94,224,732	13,149,391
Series 3699, Class MI IO,
4.500%, 01/15/2038	43,731,694	7,537,547
Series 3794, Class PI IO,
4.500%, 02/15/2038	25,445,084	3,452,776
Series 3714, Class KI IO,
4.500%, 11/15/2039	31,256,517	4,739,685
Series 3581, Class IO,
6.000%, 10/15/2039	4,556,840	732,329
Federal National Mortgage Association
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	12,341,453	1,126,196
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	16,114,309	1,056,865
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	10,472,405	902,270

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage
Association (continued)
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	$12,487,384	$1,121,984
Series 2011-71, Class BA,
4.000%, 05/25/2037	26,385,028	28,007,269
Series 2009-66, Class EK,
4.000%, 09/25/2039	30,862,919	32,595,508
Series 402, Class 4 IO,
4.000%, 10/25/2039	18,302,230	2,876,722
Series 402, Class 3 IO,
4.000%, 11/25/2039	11,947,661	1,861,049
Series 2010-23, Class KA,
4.000%, 02/25/2040	20,013,060	21,249,465
Series 2011-49, Class LA,
4.000%, 05/25/2041	32,442,229	34,792,749
Series 2010-53, Class MA,
4.500%, 09/25/2037	25,854,652	27,315,844
Series 398, Class C3 IO,
4.500%, 05/25/2039	18,136,569	2,427,758
Series 401, Class C2 IO,
4.500%, 06/25/2039	9,513,672	1,208,887
Series 402, Class 7 IO,
4.500%, 11/25/2039	24,016,676	3,587,987
Series 402, Class 8 IO,
4.500%, 11/25/2039	31,229,413	4,152,380
Series 2008-29, Class BG,
4.700%, 12/25/2035	39,358,055	41,705,641
Series 2008-17, Class DP,
4.750%, 02/25/2038	22,864,487	24,553,981
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	15,687,860	1,690,776
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	8,348,555	864,075
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	29,531,540	3,455,846
Series 366, Class 24 IO,
5.000%, 10/01/2035	13,497,422	1,211,907
Series 2010-68, Class CI IO,
5.000%, 11/25/2038	32,372,646	4,833,705
Series 407, Class 21 IO,
5.000%, 01/25/2039	28,838,942	3,849,470
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	16,000,587	2,373,813
Series 407, Class 15 IO,
5.000%, 01/25/2040	31,813,090	4,180,962
Series 407, Class 16 IO,
5.000%, 01/25/2040	8,053,466	1,294,836
Series 407, Class 17 IO,
5.000%, 01/25/2040	6,578,312	1,286,060
Series 407, Class 7 IO,
5.000%, 03/25/2041	21,811,735	3,729,687
Series 407, Class 8 IO,
5.000%, 03/25/2041	9,597,732	1,558,096
Government National Mortgage Association
Series 2009-103, Class DC,
3.500%, 09/16/2039	13,701,256	14,295,481
Series 2010-114, Class MA,
4.000%, 03/20/2039	27,338,070	29,543,687
Series 2009-69, Class PC,
4.000%, 07/16/2039	19,604,133	20,908,420
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	40,404,527	5,605,942
Series 2010-91, Class GA,
4.500%, 09/20/2036	19,432,337	20,799,187

58

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Government National Mortgage
Association (continued)
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	$15,609,924	$2,148,015
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	23,188,934	2,810,974
4.500%, 08/01/2041	5,983,021	6,379,257

		456,706,156

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $482,597,215)		$462,283,359

ASSET BACKED SECURITIES - 0.39%
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.655%, 03/25/2035 (P)	7,248,885	5,692,122
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.587%, 02/28/2041 (P)	1,772,745	1,534,387
FUEL Trust, Series 2011-1
4.207%, 04/15/2016 (S)	12,375,000	12,336,514

TOTAL ASSET BACKED SECURITIES (Cost $20,082,921)		$19,563,023

SECURITIES LENDING COLLATERAL - 1.57%
John Hancock Collateral
Investment Trust, 0.2515% (Y)(W)	7,945,292	79,494,232

TOTAL SECURITIES LENDING
COLLATERAL (Cost $79,490,061)		$79,494,232

SHORT-TERM INVESTMENTS - 0.63%
Repurchase Agreement - 0.63%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $31,535,026 on 10/03/2011,
collateralized by $31,615,000 Federal
National Mortgage Association, 1.125% due
06/27/2014 (valued at $32,168,262,
including interest)	31,535,000	31,535,000

TOTAL SHORT-TERM INVESTMENTS (Cost $31,535,000)		$31,535,000

Total Investments (Bond Trust) (Cost $4,973,396,235) - 99.59% $		5,030,840,350
Other assets and liabilities, net - 0.41%		20,692,437

TOTAL NET ASSETS - 100.00%		$5,051,532,787

SALE COMMITMENTS OUTSTANDING

U.S. GOVERNMENT AGENCY - (0.18)%
Federal National Mortgage Association
4.000%, TBA	(8,775,000)	(9,200,010)

TOTAL U.S. GOVERNMENT AGENCY (Cost $(9,167,818))		$(9,200,010)

Bond PS Series
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 62.57%
U.S. Government - 28.31%
U.S. Treasury Bonds
0.500%, 08/15/2014	$1,000,000	$1,003,050
1.000%, 08/31/2016	8,500,000	8,527,200
4.375%, 05/15/2041	1,615,000	2,092,943

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.250%, 09/15/2014	$2,000,000	$1,991,100
2.125%, 08/15/2021	1,675,000	1,707,462
U.S. Treasury Strips, PO, Bond 1.188%,
11/15/2030	95,000	53,654

		15,375,409
U.S. Government Agency - 34.26%
Federal Home Loan Mortgage Corp.
4.000%, 06/01/2026	845,197	889,618
5.000%, 04/01/2038	863,339	925,754
6.500%, 12/01/2036	883,488	979,395
Federal National Mortgage Association
3.500%, 09/01/2025 to 09/01/2026	1,972,857	2,062,218
3.897%, 02/01/2040 (P)	908,327	959,530
4.000%, 07/01/2024 to 09/01/2041	3,744,438	3,948,753
4.500%, 07/01/2025 to 08/01/2041	2,479,570	2,638,244
5.000%, 03/01/2039 to 03/01/2040	744,978	801,116
5.500%, 01/01/2038 to 01/01/2039	3,378,303	3,666,437
6.000%, 05/01/2037 to 12/01/2037	750,444	824,692
Government National Mortgage Association
4.000%, 05/15/2041	845,184	905,532

		18,601,289

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $33,816,764)		$33,976,698

CORPORATE BONDS - 36.52%
Consumer Discretionary - 3.04%
CBS Corp.
7.875%, 07/30/2030	200,000	252,980
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.350%, 03/15/2040	60,000	66,990
Grupo Televisa SAB
6.625%, 01/15/2040	100,000	105,500
NBC Universal Media LLC
3.650%, 04/30/2015	90,000	94,735
News America, Inc.
6.150%, 02/15/2041	250,000	265,110
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	165,000	175,265
Time Warner Cable, Inc.
6.750%, 07/01/2018	250,000	291,219
UBM PLC
5.750%, 11/03/2020 (S)	105,000	112,346
Viacom, Inc.
6.125%, 10/05/2017	250,000	284,761

		1,648,906
Consumer Staples - 2.26%
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	250,000	256,919
8.500%, 06/15/2019	80,000	99,788
CVS Caremark Corp.
4.875%, 09/15/2014	250,000	273,213
Lorillard Tobacco Company
3.500%, 08/04/2016	25,000	25,051
6.875%, 05/01/2020	250,000	277,578
The Kroger Company
6.400%, 08/15/2017	250,000	296,648

		1,229,197

59

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 2.48%
DCP Midstream LLC
9.750%, 03/15/2019 (S)	$250,000	$333,005
Energy Transfer Partners LP
9.700%, 03/15/2019	125,000	154,906
Enterprise Products Operating LLC
6.500%, 01/31/2019	135,000	159,139
Husky Energy, Inc.
5.900%, 06/15/2014	250,000	274,392
Kerr-McGee Corp.
6.950%, 07/01/2024	15,000	17,561
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	70,000	87,666
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	100,000	108,146
Spectra Energy Capital LLC
6.200%, 04/15/2018	30,000	33,926
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	90,000	89,676
Williams Partners LP/Williams Partners
Finance Corp.
7.250%, 02/01/2017	75,000	87,031

		1,345,448
Financials - 18.18%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	250,000	230,926
Aflac, Inc.
6.900%, 12/17/2039	70,000	72,007
8.500%, 05/15/2019	90,000	109,673
American Express Company
7.000%, 03/19/2018	250,000	296,056
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	250,000	241,250
Bank of America Corp.
5.650%, 05/01/2018	250,000	237,626
6.500%, 08/01/2016	115,000	114,270
Bank of America NA
6.000%, 10/15/2036	140,000	128,149
Barclays Bank PLC
5.140%, 10/14/2020	130,000	105,558
5.200%, 07/10/2014	250,000	255,775
BB&T Corp.
5.200%, 12/23/2015	250,000	268,716
BBVA Bancomer SA
6.500%, 03/10/2021 (S)	250,000	230,625
BioMed Realty LP
6.125%, 04/15/2020	50,000	52,803
Capital One Financial Corp.
6.150%, 09/01/2016	250,000	264,997
Chubb Corp. (6.375% until 04/15/2017, then
3 month LIBOR + 2.250%)
03/29/2067	110,000	106,563
Citigroup, Inc.
5.850%, 12/11/2034	100,000	96,765
6.125%, 11/21/2017	75,000	80,204
CNA Financial Corp.
5.850%, 12/15/2014	75,000	79,274
6.500%, 08/15/2016	30,000	32,249
7.250%, 11/15/2023	100,000	109,927
Credit Suisse New York
5.300%, 08/13/2019	250,000	252,880
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	210,000	218,865

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Discover Bank
7.000%, 04/15/2020	$250,000	$265,311
Duke Realty LP
6.750%, 03/15/2020	150,000	155,962
General Electric Capital Corp.
4.375%, 09/16/2020	35,000	35,664
5.625%, 05/01/2018	250,000	273,584
5.875%, 01/14/2038	30,000	30,824
6.000%, 08/07/2019	35,000	39,445
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	40,000	40,227
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	250,000	264,890
Hartford Financial Services Group, Inc.
6.300%, 03/15/2018	200,000	206,943
6.625%, 03/30/2040	80,000	75,084
Health Care REIT, Inc.
6.125%, 04/15/2020	65,000	67,874
Jefferies Group, Inc.
6.875%, 04/15/2021	150,000	156,007
JPMorgan Chase & Company
5.600%, 07/15/2041	55,000	57,606
6.000%, 01/15/2018	250,000	278,688
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	160,000	164,802
Key Bank NA
5.800%, 07/01/2014	250,000	269,616
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	115,000	109,412
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%)
04/20/2067	250,000	202,500
Lloyds TSB Bank PLC
6.375%, 01/21/2021	150,000	148,083
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	150,000	141,103
Merrill Lynch & Company, Inc.
6.220%, 09/15/2026	35,000	29,652
6.875%, 04/25/2018	70,000	70,095
Morgan Stanley
5.500%, 07/28/2021	15,000	13,913
5.750%, 01/25/2021	10,000	9,213
7.300%, 05/13/2019	250,000	257,916
ProLogis LP
7.625%, 08/15/2014	100,000	108,989
Santander Holdings USA, Inc.
4.625%, 04/19/2016	250,000	240,992
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	220,000	270,270
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	30,000	29,638
6.150%, 04/01/2018	70,000	72,613
6.750%, 10/01/2037	250,000	229,164
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	15,000	15,746
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	250,000	244,893
The Travelers Companies, Inc.
3.900%, 11/01/2020	100,000	102,700
Unum Group
7.125%, 09/30/2016	250,000	288,254
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	95,000	106,569

60

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	$240,000	$230,824
Vornado Realty LP
4.250%, 04/01/2015	200,000	207,493
Wachovia Bank NA
6.600%, 01/15/2038	95,000	109,103
Wachovia Corp.
5.250%, 08/01/2014	150,000	157,433
5.750%, 06/15/2017	85,000	95,759
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
6.750%, 09/02/2019 (S)	85,000	94,561
Willis Group Holdings PLC
5.750%, 03/15/2021	250,000	261,308
Willis North America, Inc.
7.000%, 09/29/2019	50,000	57,909

		9,873,790
Health Care - 0.38%
Medco Health Solutions, Inc.
7.125%, 03/15/2018	170,000	206,268
Industrials - 1.62%
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	30,000	28,800
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	110,000	107,800
Embraer Overseas, Ltd.
6.375%, 01/15/2020	100,000	108,500
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	115,000	115,431
Lockheed Martin Corp.
3.350%, 09/15/2021	135,000	133,880
Pentair, Inc.
5.000%, 05/15/2021	100,000	104,585
Textron, Inc.
5.600%, 12/01/2017	100,000	105,559
6.200%, 03/15/2015	70,000	75,227
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	100,000	98,500

		878,282
Information Technology - 0.12%
Hewlett-Packard Company
4.375%, 09/15/2021	65,000	66,133
Materials - 3.19%
Alcoa, Inc.
5.400%, 04/15/2021	50,000	48,519
Allegheny Technologies, Inc.
5.950%, 01/15/2021	150,000	158,082
ArcelorMittal
6.125%, 06/01/2018	100,000	96,636
6.750%, 03/01/2041	250,000	216,503
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	100,000	101,500
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	100,000	97,621
International Paper Company
7.950%, 06/15/2018	250,000	289,048
9.375%, 05/15/2019	200,000	244,731
Potash Corp. of Saskatchewan, Inc.
5.250%, 05/15/2014	150,000	165,152
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/2028	120,000	158,972

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Teck Resources, Ltd.
6.250%, 07/15/2041	$115,000	$120,898
Vale Overseas, Ltd.
6.875%, 11/10/2039	30,000	32,250

		1,729,912
Telecommunication Services - 3.14%
Alltel Corp.
7.000%, 03/15/2016	150,000	178,342
America Movil SAB de CV
5.000%, 03/30/2020	250,000	264,000
AT&T, Inc.
5.550%, 08/15/2041	105,000	113,352
6.500%, 09/01/2037	75,000	87,809
CenturyLink, Inc.
6.450%, 06/15/2021	30,000	27,835
7.600%, 09/15/2039	30,000	27,038
Qwest Corp.
7.500%, 10/01/2014	250,000	270,000
SBA Tower Trust
5.101%, 04/15/2017 (S)	205,000	222,938
Telecom Italia Capital SA
5.250%, 11/15/2013	85,000	83,095
7.721%, 06/04/2038	250,000	238,831
Telefonica Emisiones SAU
2.582%, 04/26/2013	200,000	193,563

		1,706,803
Utilities - 2.11%
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	30,000	30,150
Duke Energy Corp.
6.300%, 02/01/2014	250,000	277,268
Exelon Generation Company LLC
6.250%, 10/01/2039	130,000	151,462
NiSource Finance Corp.
5.400%, 07/15/2014	250,000	270,848
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	100,000	110,118
PNPP II Funding Corp.
9.120%, 05/30/2016	100,000	109,463
PSEG Power LLC
5.000%, 04/01/2014	150,000	160,677
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	35,000	34,956

		1,144,942

TOTAL CORPORATE BONDS (Cost $20,422,410)		$19,829,681

CAPITAL PREFERRED SECURITIES - 0.76%
Financials - 0.76%
Aon Corp. , 8.205%, 01/01/2027	130,000	151,463
MetLife Capital Trust X (9.250% to
04/08/2038 then 3 month
LIBOR + 5.540%) 04/08/2038 (S)	100,000	112,500
PNC Financial Services Group, Inc. ,
6.750%, 08/01/2021 (P)(Q)	90,000	86,196
State Street Capital Trust IV,
1.347%, 06/15/2037 (P)	90,000	61,667

		411,826

TOTAL CAPITAL PREFERRED SECURITIES (Cost $437,923)		$411,826

61

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.93%
U.S. Government Agency - 1.93%
Federal National Mortgage Association
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	$373,983	$34,127
Series 2011-71, Class BA,
4.000%, 05/25/2037	737,351	782,686
Series 2011-49, Class LA,
4.000%, 05/25/2041	150,536	161,442
Series 407, Class 21 IO,
5.000%, 01/25/2039	135,014	18,022
Series 407, Class 15 IO,
5.000%, 01/25/2040	137,826	18,113
Series 407, Class 16 IO,
5.000%, 01/25/2040	92,040	14,798
Series 407, Class 17 IO,
5.000%, 01/25/2040	95,449	18,660

		1,047,848

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,090,588)		$1,047,848

ASSET BACKED SECURITIES - 0.24%
Asset Backed Securities - 0.24%
FUEL Trust, Series 2011-1
4.207%, 04/15/2016 (S)	130,000	129,596

TOTAL ASSET BACKED SECURITIES (Cost $128,722)		$129,596

MUNICIPAL BONDS - 0.05%
Illinois - 0.05%
State of Illinois 5.100%, 06/01/2033	30,000	27,557

TOTAL MUNICIPAL BONDS (Cost $26,707)		$27,557

Total Investments (Bond PS Series)
(Cost $55,923,114) - 102.07%		$55,423,206
Other assets and liabilities, net - (2.07%)		(1,123,407)

TOTAL NET ASSETS - 100.00%		$54,299,799

SALE COMMITMENTS OUTSTANDING
U.S. Government Agency - (0.24)%
Federal National Mortgage Association
4.000%, TBA	(125,000)	(131,054)

TOTAL U.S. GOVERNMENT AGENCY (Cost $(130,596))		$(131,054)

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.57%
Consumer Discretionary - 24.67%
Auto Components - 1.05%
BorgWarner, Inc. (I)(L)	167,600	$10,144,828
Automobiles - 1.24%
Bayerische Motoren Werke (BMW) AG	95,299	6,314,539
Harley-Davidson, Inc.	164,628	5,651,679

		11,966,218
Hotels, Restaurants & Leisure - 5.56%
Chipotle Mexican Grill, Inc. (I)(L)	55,919	16,940,661
McDonald’s Corp.	190,118	16,696,163

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	540,818	$20,167,103

		53,803,927
Internet & Catalog Retail - 6.21%
Amazon.com, Inc. (I)	235,171	50,851,025
priceline.com, Inc. (I)	20,748	9,325,396

		60,176,421
Media - 1.26%
The Walt Disney Company	405,972	12,244,116
Specialty Retail - 1.82%
Bed Bath & Beyond, Inc. (I)	180,163	10,325,142
Tiffany & Company	120,464	7,326,620

		17,651,762
Textiles, Apparel & Luxury Goods - 7.53%
Burberry Group PLC-ADR (L)	222,716	8,240,492
Coach, Inc.	187,146	9,699,777
Lululemon Athletica, Inc. (I)	192,106	9,345,957
LVMH Moet Hennessy Louis Vuitton SA	58,593	7,769,829
NIKE, Inc., Class B	228,660	19,552,717
Ralph Lauren Corp.	141,079	18,297,946

		72,906,718

		238,893,990
Consumer Staples - 7.43%
Food & Staples Retailing - 3.65%
Costco Wholesale Corp.	244,210	20,054,525
Whole Foods Market, Inc.	233,966	15,280,319

		35,334,844
Food Products - 2.37%
Green Mountain Coffee Roasters, Inc. (I)	106,986	9,943,279
Mead Johnson Nutrition Company	189,337	13,032,066

		22,975,345
Personal Products - 1.41%
The Estee Lauder Companies, Inc., Class A	154,857	13,602,639

		71,912,828
Energy - 5.64%
Energy Equipment & Services - 2.72%
National Oilwell Varco, Inc.	180,970	9,269,283
Schlumberger, Ltd.	286,115	17,089,649

		26,358,932
Oil, Gas & Consumable Fuels - 2.92%
Anadarko Petroleum Corp.	139,079	8,768,931
Concho Resources, Inc. (I)	73,023	5,194,856
EOG Resources, Inc.	77,374	5,494,328
Occidental Petroleum Corp.	122,766	8,777,769

		28,235,884

		54,594,816
Financials - 2.68%
Capital Markets - 0.81%
Franklin Resources, Inc.	4,031	385,525
The Goldman Sachs Group, Inc.	78,648	7,436,168

		7,821,693
Consumer Finance - 1.87%
American Express Company	403,408	18,113,019

		25,934,712

62

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 13.42%
Biotechnology - 3.26%
Alexion Pharmaceuticals, Inc. (I)	75,822	$4,857,157
Celgene Corp. (I)	309,646	19,173,280
Vertex Pharmaceuticals, Inc. (I)	168,371	7,499,244

		31,529,681
Health Care Providers & Services - 1.48%
Express Scripts, Inc. (I)	387,212	14,353,949
Life Sciences Tools & Services - 1.92%
Agilent Technologies, Inc. (I)	356,542	11,141,938
Illumina, Inc. (I)(L)	182,800	7,480,176

		18,622,114
Pharmaceuticals - 6.76%
Allergan, Inc.	210,793	17,365,127
Johnson & Johnson	223,169	14,218,097
Novo Nordisk A/S, ADR	148,395	14,768,270
Shire PLC, ADR (L)	203,330	19,098,787

		65,450,281

		129,956,025
Industrials - 7.12%
Aerospace & Defense - 5.32%
Precision Castparts Corp.	148,801	23,132,603
The Boeing Company	225,418	13,640,043
United Technologies Corp.	209,069	14,710,095

		51,482,741
Machinery - 0.79%
Deere & Company (L)	119,017	7,684,928
Road & Rail - 1.01%
Union Pacific Corp.	120,320	9,826,534

		68,994,203
Information Technology - 33.23%
Communications Equipment - 2.38%
Juniper Networks, Inc. (I)	381,209	6,579,667
QUALCOMM, Inc.	338,385	16,455,663

		23,035,330
Computers & Peripherals - 8.80%
Apple, Inc. (I)	148,847	56,737,499
EMC Corp. (I)	897,583	18,840,267
NetApp, Inc. (I)	284,716	9,663,261

		85,241,027
Internet Software & Services - 4.85%
Baidu, Inc., ADR (I)	148,594	15,886,185
Google, Inc., Class A (I)	48,002	24,691,269
Tencent Holdings, Ltd., ADR	270,807	5,624,661
Youku.com, Inc., ADR (I)(L)	47,435	776,037

		46,978,152
IT Services - 7.00%
Cognizant Technology
Solutions Corp., Class A (I)	124,801	7,825,023
International Business Machines Corp.	179,604	31,436,088
MasterCard, Inc., Class A	89,884	28,507,609

		67,768,720
Semiconductors & Semiconductor Equipment - 2.36%
Altera Corp.	135,225	4,263,644
ARM Holdings PLC (L)	203,267	5,183,309
Avago Technologies, Ltd.	240,629	7,885,412

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp., Class A (I)	167,099	$5,562,726

		22,895,091
Software - 7.84%
Oracle Corp.	984,073	28,282,258
Red Hat, Inc. (I)	303,431	12,822,994
Salesforce.com, Inc. (I)	165,801	18,947,738
VMware, Inc., Class A (I)	197,557	15,879,632

		75,932,622

		321,850,942
Materials - 2.90%
Chemicals - 2.90%
E.I. du Pont de Nemours & Company	196,159	7,840,475
Monsanto Company	337,051	20,236,542

		28,077,017

		28,077,017
Telecommunication Services - 1.48%
Wireless Telecommunication Services - 1.48%
American Tower Corp., Class A (I)	267,134	14,371,811

TOTAL COMMON STOCKS (Cost $847,955,919)		$954,586,344

SECURITIES LENDING COLLATERAL - 3.29%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	3,181,724	31,833,785

TOTAL SECURITIES LENDING
COLLATERAL (Cost $31,832,898)		$31,833,785

SHORT-TERM INVESTMENTS - 1.34%
Money Market Funds - 1.34%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	$12,983,559	$12,983,559

TOTAL SHORT-TERM INVESTMENTS (Cost $12,983,559)		$12,983,559

Total Investments (Capital Appreciation Trust)
(Cost $892,772,376) - 103.20%		$999,403,688
Other assets and liabilities, net - (3.20%)		(31,010,311)

TOTAL NET ASSETS - 100.00%		$968,393,377

Capital Appreciation Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 70.58%
Consumer Discretionary - 9.20%
Auto Components - 0.05%
TRW Automotive Holdings Corp. (I)	4,800	$157,104
Automobiles - 0.88%
General Motors Company (I)	130,700	2,637,526
Hotels, Restaurants & Leisure - 1.79%
Carnival Corp. (L)	72,200	2,187,660
McDonald’s Corp.	36,100	3,170,302

		5,357,962
Leisure Equipment & Products - 0.18%
Mattel, Inc.	21,500	556,635
Media - 2.10%
The Walt Disney Company	155,300	4,683,848

63

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Time Warner, Inc. (L)	53,900	$1,615,383

		6,299,231
Multiline Retail - 3.20%
Dollar General Corp. (I)(L)	73,700	2,782,912
Kohl’s Corp. (L)	138,900	6,819,990

		9,602,902
Specialty Retail - 1.00%
Lowe’s Companies, Inc. (E)	81,300	1,572,342
O’Reilly Automotive, Inc. (I)	21,300	1,419,219

		2,991,561

		27,602,921
Consumer Staples - 6.92%
Beverages - 0.97%
PepsiCo, Inc.	47,200	2,921,680
Food Products - 3.88%
General Mills, Inc. (L)	233,500	8,982,745
Kellogg Company	49,900	2,654,181

		11,636,926
Household Products - 1.70%
Colgate-Palmolive Company	8,600	762,648
The Procter & Gamble Company (E)	68,537	4,330,168

		5,092,816
Tobacco - 0.37%
Philip Morris International, Inc.	17,800	1,110,364

		20,761,786
Energy - 8.22%
Energy Equipment & Services - 0.54%
Weatherford International, Ltd. (I)	132,700	1,620,267
Oil, Gas & Consumable Fuels - 7.68%
Canadian Natural Resources, Ltd.	82,400	2,411,848
Devon Energy Corp.	42,500	2,356,200
El Paso Corp.	224,700	3,927,756
EOG Resources, Inc.	64,100	4,551,741
Nexen, Inc.	283,600	4,392,964
QEP Resources, Inc.	50,100	1,356,207
Spectra Energy Corp. (L)	164,100	4,025,373

		23,022,089

		24,642,356
Financials - 10.43%
Capital Markets - 0.51%
Franklin Resources, Inc.	16,100	1,539,804
Commercial Banks - 6.05%
KeyCorp	156,100	925,673
SunTrust Banks, Inc.	70,000	1,256,500
U.S. Bancorp	472,800	11,129,712
Wells Fargo & Company (E)	200,200	4,828,824

		18,140,709
Diversified Financial Services - 1.77%
Deutsche Boerse AG (I)	48,015	2,411,112
JPMorgan Chase & Company (E)	95,700	2,882,484

		5,293,596
Insurance - 2.10%
AON Corp.	149,900	6,292,802

		31,266,911

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 8.79%
Health Care Equipment & Supplies - 0.54%
Covidien PLC (E)	36,900	$1,627,290
Health Care Providers & Services - 1.49%
Henry Schein, Inc. (I)(E)	1,857	115,153
Laboratory Corp. of America Holdings (I)(L)	11,600	916,980
Quest Diagnostics, Inc. (L)	69,400	3,425,584

		4,457,717
Life Sciences Tools & Services - 3.50%
Thermo Fisher Scientific, Inc. (I)	207,100	10,487,544
Pharmaceuticals - 3.26%
Pfizer, Inc. (E)	554,070	9,795,958

		26,368,509
Industrials - 12.11%
Aerospace & Defense - 2.68%
Honeywell International, Inc.	500	21,955
Lockheed Martin Corp. (E)	11,600	842,624
United Technologies Corp. (L)	101,700	7,155,612

		8,020,191
Electrical Equipment - 2.97%
Cooper Industries PLC	156,500	7,217,780
Emerson Electric Company (L)	41,000	1,693,710

		8,911,490
Industrial Conglomerates - 3.51%
Danaher Corp.	251,100	10,531,134
Machinery - 1.76%
Ingersoll-Rand PLC (L)	152,400	4,280,916
Pall Corp.	23,500	996,400

		5,277,316
Trading Companies & Distributors - 1.19%
Mitsubishi Corp.	175,300	3,569,928

		36,310,059
Information Technology - 10.98%
Communications Equipment - 0.51%
Cisco Systems, Inc.	99,000	1,533,510
Computers & Peripherals - 1.26%
Apple, Inc. (I)	5,900	2,248,962
Hewlett-Packard Company	67,700	1,519,865

		3,768,827
Electronic Equipment, Instruments & Components - 2.21%
TE Connectivity, Ltd.	235,900	6,638,226
Internet Software & Services - 1.18%
Google, Inc., Class A (I)	6,900	3,549,222
IT Services - 3.85%
Accenture PLC, Class A (L)	40,500	2,133,540
Amdocs, Ltd. (I)	70,000	1,898,400
Fiserv, Inc. (I)	31,500	1,599,255
International Business Machines Corp. (L)	33,800	5,916,014

		11,547,209
Semiconductors & Semiconductor Equipment - 1.80%
Analog Devices, Inc.	10,900	340,625
Texas Instruments, Inc. (L)	189,400	5,047,510

		5,388,135
Software - 0.17%
Autodesk, Inc. (I)	18,500	513,930

		32,939,059

64

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Shares or
Principal
Amount		Value

COMMON STOCKS (continued)
Materials - 0.15%
Chemicals - 0.15%
Air Products & Chemicals, Inc.	5,900	$450,583
Telecommunication Services - 2.73%
Diversified Telecommunication Services - 2.73%
AT&T, Inc. (E)(L)	286,500	8,170,975
Utilities - 1.05%
Electric Utilities - 0.87%
Edison International	46,300	1,770,975
Entergy Corp.	12,900	855,141

		2,626,116
Multi-Utilities - 0.18%
MDU Resources Group, Inc.	27,800	533,482

		3,159,598

TOTAL COMMON STOCKS (Cost $216,138,286)		$211,672,757

PREFERRED SECURITIES - 1.72%
Consumer Discretionary - 0.75%
Automobiles - 0.39%
General Motors Company, Series B, 4.750%	$33,800	$1,185,704
Household Durables - 0.36%
Newell Financial Trust I, 5.250%	25,400	1,066,800

		2,252,504
Consumer Staples - 0.14%
Food Products - 0.14%
H.J. Heinz Finance Company, 8.000% (S)	4	428,750
Financials - 0.59%
Commercial Banks - 0.10%
Wells Fargo & Company, Series L, 7.500%	300	309,918
Diversified Financial Services - 0.49%
AMG Capital Trust I, 5.100%	34,460	1,464,550

		1,774,468
Utilities - 0.24%
Electric Utilities - 0.24%
PPL Corp., 8.750%	13,100	712,509

TOTAL PREFERRED SECURITIES (Cost $5,660,791)		$5,168,231

CORPORATE BONDS - 5.49%
Consumer Discretionary - 0.77%
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016	$100,000	$114,000
Lamar Media Corp.
9.750%, 04/01/2014	885,000	975,713
MGM Resorts International
9.000%, 03/15/2020	175,000	181,781
10.375%, 05/15/2014	200,000	218,250
13.000%, 11/15/2013	260,000	296,400
Penske Automotive Group, Inc.
7.750%, 12/15/2016	20,000	19,800
Sirius XM Radio, Inc.
9.750%, 09/01/2015 (S)	225,000	243,563
Time Warner, Inc.
5.875%, 11/15/2016	195,000	220,556
Univision Communications, Inc.
7.875%, 11/01/2020 (S)	50,000	46,875

		2,316,938

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 0.17%
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	$220,000	$241,471
Rite Aid Corp.
10.375%, 07/15/2016	250,000	255,625

		497,096
Energy - 1.11%
Consol Energy Inc.
8.000%, 04/01/2017	1,100,000	1,149,500
Forest Oil Corp.
8.500%, 02/15/2014	250,000	264,375
Peabody Energy Corp.
6.500%, 09/15/2020	180,000	189,225
7.375%, 11/01/2016	180,000	197,775
Petrohawk Energy Corp.
10.500%, 08/01/2014	400,000	449,000
Pride International, Inc.
8.500%, 06/15/2019	170,000	213,303
QEP Resources, Inc.
6.875%, 03/01/2021	100,000	104,500
6.800%, 03/01/2020	120,000	125,700
Quicksilver Resources, Inc.
11.750%, 01/01/2016	375,000	405,000
Range Resources Corp.
8.000%, 05/15/2019	200,000	219,000

		3,317,378
Financials - 0.23%
Janus Capital Group, Inc.
6.700%, 06/15/2017	675,000	699,633
Industrials - 0.78%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	112,634	122,771
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	287,300	310,284
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	95,192	98,999
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	190,000	182,400
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	224,359	235,577
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	150,000	147,000
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	100,000	100,375
6.750%, 09/01/2016 (S)	325,000	325,813
6.500%, 09/01/2014 (S)	250,000	250,000
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	530,000	477,000
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017	80,000	76,600

		2,326,819
Information Technology - 0.27%
First Data Corp.
7.375%, 06/15/2019 (S)	350,000	310,625

65

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Tyco Electronics Group SA
6.000%, 10/01/2012	$475,000	$497,728

		808,353
Materials - 0.15%
Ball Corp.
7.375%, 09/01/2019	125,000	131,875
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)	200,000	221,117
Silgan Holdings, Inc.
7.250%, 08/15/2016	100,000	103,500

		456,492
Telecommunication Services - 1.67%
American Tower Corp.
4.500%, 01/15/2018	305,000	305,659
CC Holdings GS V LLC/Crown Castle
GS III Corp.
7.750%, 05/01/2017 (S)	880,000	937,200
Crown Castle International Corp.
9.000%, 01/15/2015	2,925,000	3,100,500
Nextel Communications, Inc.
5.950%, 03/15/2014	350,000	328,125
SBA Telecommunications, Inc.
8.250%, 08/15/2019	75,000	78,750
8.000%, 08/15/2016	100,000	104,750
Sprint Capital Corp.
8.375%, 03/15/2012	125,000	126,250
6.900%, 05/01/2019	25,000	21,500

		5,002,734
Utilities - 0.34%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	750,000	768,750
Calpine Corp.
7.500%, 02/15/2021 (S)	275,000	262,625

		1,031,375

TOTAL CORPORATE BONDS (Cost $15,723,999)		$16,456,818

CONVERTIBLE BONDS - 2.36%
Consumer Discretionary - 0.73%
Group 1 Automotive, Inc.
2.250%, 06/15/2036	1,746,000	1,702,350
3.000%, 03/15/2020 (S)	447,000	500,081

		2,202,431
Energy - 0.20%
Oil States International, Inc.
2.375%, 07/01/2025	363,000	588,514
Financials - 0.45%
Host Hotels & Resorts LP
2.625%, 04/15/2027 (S)	1,332,000	1,335,330
Health Care - 0.05%
Health Management Associates Inc
3.750%, 05/01/2028 (S)	145,000	146,450
Industrials - 0.03%
Actuant Corp. 2.672%, 11/15/2023	75,000	81,844
Information Technology - 0.65%
Liberty Media LLC 3.125%, 03/30/2023	1,008,000	1,082,340
Xilinx, Inc. 3.125%, 03/15/2037	876,000	876,000

		1,958,340
Materials - 0.17%
United States Steel Corp. 4.000%, 05/15/2014	497,000	518,123

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Telecommunication Services - 0.08%
SBA Communications Corp.
1.875%, 05/01/2013	$229,000	$237,588

TOTAL CONVERTIBLE BONDS (Cost $6,026,895)		$7,068,620

TERM LOANS (M) - 10.42%
Consumer Discretionary - 7.16%
Cedar Fair LP 4.000%, 12/15/2017	636,835	625,292
Charter Communications Operating LLC
3.500%, 09/06/2016	1,199,702	1,157,713
2.240%, 03/06/2014	4,114	4,094
7.250%, 03/06/2014	13,572	13,504
CSC Holdings LLC
2.367%, 02/24/2012	248,459	243,490
1.990%, 03/29/2016	2,550,319	2,483,373
DineEquity, Inc. 4.250%, 10/19/2017	1,360,175	1,317,670
Dollar General Corp. 2.991%, 07/07/2014	1,750,000	1,731,133
Dunkin’ Brands, Inc. 4.000%, 11/23/2017	8,196,939	7,913,464
Federal-Mogul Corp.
2.166%, 12/29/2015	2,320,205	2,130,720
2.159%, 12/28/2014	2,624,477	2,410,143
Univision Communications, Inc.
4.489%, 03/31/2017	1,686,067	1,428,239

		21,458,835
Consumer Staples - 1.18%
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp. 2.722%, 04/02/2014	735,771	697,603
Reynolds Group Holdings, Inc.
6.500%, 02/09/2018	1,965,125	1,897,328
6.500%, 08/09/2018	500,000	482,917
Rite Aid Corp. 4.500%, 03/02/2018	500,000	462,500

		3,540,348
Financials - 0.41%
Fifth Third Processing Solutions, Inc.
4.500%, 11/03/2016	223,875	216,226
MSCI, Inc. 3.750%, 03/14/2017	248,750	247,092
Nuveen Investments, Inc.
5.819%, 05/12/2017	367,116	340,133
3.319%, 11/13/2014	314,192	288,114
Ship U.S. Bidco, Inc. 5.250%, 10/15/2017	150,000	143,859

		1,235,424
Health Care - 0.30%
HCA, Inc. 1.619%, 11/19/2012	924,061	913,203
Industrials - 0.33%
Farm Group Holdings, Inc.
6.500%, 07/28/2017	500,000	496,250
Rexnord LLC 2.791%, 07/19/2013	500,000	481,250

		977,500
Information Technology - 0.42%
First Data Corp. 2.985%, 09/24/2014	1,435,772	1,253,632
Telecommunication Services - 0.62%
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	1,745,625	1,675,800
SBA Senior Finance 3.750%, 06/29/2018	199,500	194,762

		1,870,562

TOTAL TERM LOANS (Cost $32,161,768)		$31,249,504

66

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 11.08%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	$3,321,822	$33,235,496

TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,234,612)		$33,235,496

SHORT-TERM INVESTMENTS - 9.90%
Repurchase Agreement - 0.95%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $2,843,002 on 10/03/2011,
collateralized by $2,900,000 Federal Home
Loan Bank, 0.250% due 06/29/2012 (valued
at $2,903,625, including interest)	$2,843,000	$2,843,000
Money Market Funds - 8.95%
T. Rowe Price Reserve Investment
Fund, 0.1383% (Y)	26,846,086	26,846,086

TOTAL SHORT-TERM INVESTMENTS (Cost $29,689,086)		$29,689,086

Total Investments (Capital Appreciation Value Trust)
(Cost $338,635,437) - 111.55%		$334,540,512
Other assets and liabilities, net - (11.55%)		(34,629,256)

TOTAL NET ASSETS - 100.00%		$299,911,256

Core Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.03%
Affiliated Investment Companies - 100.03%
Equity - 86.94%
John Hancock Variable Insurance Trust (G) - 86.94%
500 Index, Series NAV (John Hancock) (A)(2)	1,261,942	$12,379,647
Core Allocation Plus, Series NAV (Wellington)	6,756,154	64,723,954
International Index, Series NAV
(John Hancock) (A)(2)	657,235	9,444,462
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	406,805	6,077,670
Small Cap Index, Series NAV
(John Hancock) (A)(2)	119,789	1,372,780
Fixed Income - 13.09%
John Hancock Variable Insurance Trust (G) - 13.09%
Total Bond Market A,
Series NAV (Declaration) (A)	969,747	14,148,611

		14,148,611

TOTAL INVESTMENT COMPANIES (Cost $116,460,739)		$108,147,124

Total Investments (Core Allocation Trust)
(Cost $116,460,739) - 100.03%		$108,147,124
Other assets and liabilities, net - (0.03%)		(31,279)

TOTAL NET ASSETS - 100.00%		$108,115,845

Core Allocation Plus Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 48.17%
Consumer Discretionary - 6.91%
Auto Components - 0.29%
Continental AG (I)	4,911	$282,214
Stanley Electric Company, Ltd.	12,900	194,852
Toyota Boshoku Corp.	14,300	204,587

		681,653
Automobiles - 0.19%
Dongfeng Motor Group Company, Ltd.	18,000	23,855
Ford Motor Company (I)	14,400	139,248
Harley-Davidson, Inc. (L)	5,000	171,650
Hyundai Motor Company, Ltd.	699	122,615

		457,368
Diversified Consumer Services - 0.20%
Benesse Holdings, Inc.	2,400	105,731
Estacio Participacoes SA	5,890	51,687
H&R Block, Inc. (L)	7,300	97,163
Weight Watchers International, Inc.	3,540	206,205

		460,786
Hotels, Restaurants & Leisure - 0.97%
AFC Enterprises, Inc. (I)	2,970	35,135
China Lodging Group, Ltd., ADR (I)(L)	13,300	182,077
Chipotle Mexican Grill, Inc. (I)(L)	1,070	324,157
Domino’s Pizza UK & IRL PLC	19,365	133,489
Kangwon Land, Inc.	10,840	244,936
McDonald’s Corp.	2,400	210,768
PartyGaming PLC	92,395	176,113
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	1,260,000	148,377
Starbucks Corp.	4,300	160,347
Texas Roadhouse, Inc., Class A	4,020	53,144
The Cheesecake Factory, Inc. (I)(L)	4,510	111,172
Wynn Macau, Ltd.	46,000	105,707
Wynn Resorts, Ltd. (L)	3,300	379,764

		2,265,186
Household Durables - 0.36%
PDG Realty SA Empreendimentos
e Participacoes	75,100	244,841
Persimmon PLC	62,700	442,915
Tempur-Pedic International, Inc. (I)(L)	2,770	145,730

		833,486
Internet & Catalog Retail - 0.67%
Amazon.com, Inc. (I)(L)	2,960	640,041
Expedia, Inc.	3,000	77,250
Hyundai Home Shopping Network Corp.	2,819	326,481
Netflix, Inc. (I)(L)	610	69,028
priceline.com, Inc. (I)(L)	660	296,644
Shutterfly, Inc. (I)(L)	3,930	161,837

		1,571,281
Leisure Equipment & Products - 0.52%
Brunswick Corp. (L)	7,200	101,088
Mattel, Inc.	23,100	598,059
SEGA SAMMY HOLDINGS, INC.	22,300	520,846

		1,219,993
Media - 1.08%
AirMedia Group, Inc., ADR (I)(L)	60,300	150,147
AMC Networks, Inc. (I)	1,900	60,705
Cablevision Systems Corp., Class A	2,400	37,752
CBS Corp., Class B	3,500	71,330
Cinemark Holdings, Inc. (L)	4,880	92,134
DIRECTV, Class A (I)	14,930	630,793
DreamWorks Animation SKG, Inc. (I)(L)	26,200	476,316

67

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Genius Products, Inc. (I)	32	$32
Scripps Networks
Interactive, Inc., Class A (L)	6,200	230,454
The Walt Disney Company	9,200	277,472
Time Warner Cable, Inc.	1,300	81,471
Viacom, Inc., Class B	11,200	433,888

		2,542,494
Multiline Retail - 0.52%
Big Lots, Inc. (I)	1,300	45,279
Dollar Tree, Inc. (I)	1,700	127,687
Kohl’s Corp. (L)	7,300	358,430
Maoye International Holdings, Ltd. (I)	1,636,000	330,057
New World Department Store China, Ltd.	507,000	280,362
Nordstrom, Inc.	1,800	82,224

		1,224,039
Specialty Retail - 1.66%
Abercrombie & Fitch Company, Class A	700	43,092
AutoZone, Inc. (I)	630	201,090
Bed Bath & Beyond, Inc. (I)	4,300	246,433
Belle International Holdings, Ltd.	145,000	248,124
Dufry Group AG (I)	5,693	496,551
Esprit Holdings, Ltd. (I)	168,400	205,381
Express, Inc.	8,610	174,697
GNC Holdings, Inc., Class A (I)	5,570	112,068
Hengdeli Holdings, Ltd.	476,000	161,051
K’s Holding Corp.	2,900	113,436
Limited Brands, Inc. (L)	10,940	421,299
Lowe’s Companies, Inc.	15,200	293,968
Lumber Liquidators Holdings, Inc. (I)(L)	29,310	442,581
Rue21, Inc. (I)(L)	3,320	75,331
The Children’s Place
Retail Stores, Inc. (I)(L)	1,500	69,795
TJX Companies, Inc.	2,800	155,316
Ulta Salon Cosmetics
& Fragrance, Inc. (I)(L)	1,903	118,424
Urban Outfitters, Inc. (I)(L)	14,600	325,872

		3,904,509
Textiles, Apparel & Luxury Goods - 0.45%
Coach, Inc.	7,950	412,049
Columbia Sportswear Company (L)	1,590	73,776
Daphne International Holdings, Ltd.	260,000	226,441
Deckers Outdoor Corp. (I)(L)	1,130	105,384
Hanesbrands, Inc. (I)(L)	7,841	196,103
Steven Madden, Ltd. (I)	1,530	46,053

		1,059,806

		16,220,601
Consumer Staples - 4.35%
Beverages - 0.74%
C&C Group PLC - London Exchange	57,625	217,267
Coca-Cola Enterprises, Inc.	21,800	542,384
Dr. Pepper Snapple Group, Inc.	2,300	89,194
Hansen Natural Corp. (I)(L)	1,580	137,918
PepsiCo, Inc.	800	49,520
The Coca-Cola Company	10,510	710,056

		1,746,339
Food & Staples Retailing - 0.92%
CVS Caremark Corp.	18,800	631,304
Safeway, Inc.	12,440	206,877
The Fresh Market, Inc. (I)	2,600	99,216
The Kroger Company	9,900	217,404
Wal-Mart Stores, Inc.	13,060	677,814

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Walgreen Company	8,375	$275,454
Whole Foods Market, Inc.	700	45,717

		2,153,786
Food Products - 1.15%
ConAgra Foods, Inc.	3,700	89,614
Diamond Foods, Inc. (L)	1,040	82,982
Green Mountain Coffee Roasters, Inc. (I)	10,725	996,782
Hormel Foods Corp.	20,700	559,314
Kraft Foods, Inc., Class A	5,100	171,258
Mead Johnson Nutrition Company	5,700	392,331
The Hershey Company	3,300	195,492
Tyson Foods, Inc., Class A (L)	12,100	210,056

		2,697,829
Household Products - 0.48%
Colgate-Palmolive Company	4,200	372,456
Kimberly-Clark Corp.	4,500	319,545
The Procter & Gamble Company	6,670	421,411

		1,113,412
Personal Products - 0.18%
Herbalife, Ltd.	1,500	80,400
Pola Orbis Holdings, Inc.	11,700	345,092

		425,492
Tobacco - 0.88%
Altria Group, Inc.	15,230	408,316
Lorillard, Inc.	5,440	602,208
Philip Morris International, Inc.	16,860	1,051,727

		2,062,251

		10,199,109
Energy - 4.19%
Energy Equipment & Services - 0.51%
Atwood Oceanics, Inc. (I)	3,030	104,111
Baker Hughes, Inc.	1,400	64,624
Diamond Offshore Drilling, Inc.	1,000	54,740
Gulfmark Offshore, Inc., Class A (I)	3,480	126,463
Halliburton Company	6,500	198,380
Helmerich & Payne, Inc. (L)	4,500	182,700
Hornbeck Offshore Services, Inc. (I)(L)	4,050	100,886
ION Geophysical Corp. (I)(L)	11,680	55,246
National Oilwell Varco, Inc.	3,500	179,270
Schlumberger, Ltd.	88	5,256
Tidewater, Inc. (L)	2,950	124,048

		1,195,724
Oil, Gas & Consumable Fuels - 3.68%
Anadarko Petroleum Corp.	4,380	276,159
Canadian Natural Resources, Ltd.	14,000	411,089
Carrizo Oil & Gas, Inc. (I)(L)	3,400	73,270
Chevron Corp.	16,270	1,505,300
ConocoPhillips (L)	15,530	983,360
Consol Energy, Inc. (L)	4,400	149,292
Devon Energy Corp.	4,270	236,729
Exxon Mobil Corp.	33,475	2,431,289
Inpex Corp.	89	548,454
James River Coal Company (I)(L)	7,330	46,692
Karoon Gas Australia, Ltd. (I)	23,639	63,310
Marathon Oil Corp.	15,785	340,640
MEG Energy Corp. (I)	2,900	107,266
MEG Energy Corp.	6,300	233,026
Murphy Oil Corp.	5,540	244,646
Noble Energy, Inc.	3,840	271,872
Occidental Petroleum Corp.	2,810	200,915

68

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	1,400	$81,844
Rosetta Resources, Inc. (I)(L)	3,670	125,587
Total SA	3,637	160,358
Valero Energy Corp.	8,900	158,242

		8,649,340

		9,845,064
Financials - 6.25%
Capital Markets - 0.80%
Ameriprise Financial, Inc.	5,450	214,512
CETIP SA - Balcao Organizado de Ativos
e Derivativos	10,700	133,732
EFG International (I)	47,574	350,703
Franklin Resources, Inc.	2,530	241,969
Knight Capital Group, Inc., Class A (I)	6,170	75,027
The Goldman Sachs Group, Inc.	2,420	228,811
UBS AG (Swiss Exchange) (I)	55,500	631,771

		1,876,525
Commercial Banks - 1.78%
Banco Santander Brasil SA, ADR (L)	70,100	513,132
Bank of Ireland - London Exchange (I)	1,237,176	128,677
BB&T Corp.	4,000	85,320
BNP Paribas	3,177	125,753
Hana Financial Group, Inc.	15,540	451,608
M&T Bank Corp. (L)	4,000	279,600
Mitsubishi UFJ Financial Group	125,000	561,821
PNC Financial Services Group, Inc.	6,690	322,391
Royal Bank of Scotland Group PLC (I)	533,458	190,978
Signature Bank (I)(L)	2,580	123,143
U.S. Bancorp	6,900	162,426
Wells Fargo & Company	51,400	1,239,768

		4,184,617
Consumer Finance - 0.32%
Capital One Financial Corp. (L)	7,620	301,981
Discover Financial Services	15,600	357,864
Netspend Holdings, Inc. (I)	3,820	19,635
SLM Corp.	5,900	73,455

		752,935
Diversified Financial Services - 0.97%
Bank of America Corp.	14,000	85,680
Citigroup, Inc.	9,490	243,134
IntercontinentalExchange, Inc. (I)	700	82,782
JPMorgan Chase & Company	46,680	1,406,002
Justice Holdings, Ltd. (I)	6,627	97,151
Moody’s Corp. (L)	7,800	237,510
The NASDAQ OMX Group, Inc. (I)(L)	4,800	111,072

		2,263,331
Insurance - 1.69%
ACE, Ltd.	1,100	66,660
Aflac, Inc.	3,000	104,850
American International Group, Inc. (I)(L)	16,500	362,175
Assurant, Inc.	8,500	304,300
Berkshire Hathaway, Inc., Class B (I)(L)	2,410	171,206
Everest Re Group, Ltd.	1,450	115,101
LIG Non-Life Insurance Company, Ltd.	20,900	342,048
Marsh & McLennan Companies, Inc.	6,700	177,818
MetLife, Inc.	3,400	95,234
Principal Financial Group, Inc. (L)	1,200	27,204
Prudential Financial, Inc.	11,640	545,450
Reinsurance Group of America, Inc.	4,100	188,395
Resolution, Ltd.	158,398	607,980
Torchmark Corp. (L)	14,675	511,571

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Unum Group (L)	7,890	$165,374
White Mountains Insurance Group, Ltd.	460	186,645

		3,972,011
Real Estate Investment Trusts - 0.43%
American Capital Agency Corp.	15,900	430,890
Annaly Capital Management, Inc. (L)	25,710	427,557
Hospitality Properties Trust (L)	6,400	135,872
Mapletree Industrial Trust	18,000	14,884

		1,009,203
Real Estate Management & Development - 0.26%
BR Properties SA	41,200	374,257
Daito Trust Construction Company, Ltd.	2,500	229,237

		603,494

		14,662,116
Health Care - 6.17%
Biotechnology - 1.19%
Alexion Pharmaceuticals, Inc. (I)	3,200	204,992
Alkermes PLC (I)	10,400	158,704
Amgen, Inc.	8,660	475,867
Ardea Biosciences, Inc. (I)(L)	2,400	37,488
Biogen Idec, Inc. (I)	7,060	657,639
Celgene Corp. (I)	1,600	99,072
Exelixis, Inc. (I)(L)	6,850	37,401
Gilead Sciences, Inc. (I)	12,880	499,744
Immunogen, Inc. (I)	4,000	43,840
Incyte Corp. (I)(L)	5,140	71,806
Ironwood Pharmaceuticals, Inc. (I)	6,390	69,012
Onyx Pharmaceuticals, Inc. (I)(L)	2,430	72,924
Seattle Genetics, Inc. (I)(L)	5,750	109,595
Vertex Pharmaceuticals, Inc. (I)	5,500	244,970

		2,783,054
Health Care Equipment & Supplies - 0.59%
Baxter International, Inc.	500	28,070
Gen-Probe, Inc. (I)	3,970	227,283
HeartWare International, Inc. (I)	1,310	84,377
Insulet Corp. (I)	4,170	63,634
Intuitive Surgical, Inc. (I)(L)	1,330	484,492
Medtronic, Inc.	3,100	103,044
NuVasive, Inc. (I)(L)	3,760	64,183
Orthofix International NV (I)	2,160	74,542
Tornier BV (I)	4,820	98,762
Volcano Corp. (I)	3,380	100,149
Zoll Medical Corp. (I)	1,650	62,271

		1,390,807
Health Care Providers & Services - 0.89%
Aetna, Inc.	8,400	305,340
Catalyst Health Solutions, Inc. (I)(L)	2,900	167,301
CIGNA Corp.	2,400	100,656
Humana, Inc.	2,810	204,371
McKesson Corp.	3,400	247,180
UnitedHealth Group, Inc.	18,600	857,832
WellCare Health Plans, Inc. (I)	3,180	120,776
WellPoint, Inc. (L)	1,400	91,392

		2,094,848
Health Care Technology - 0.29%
Allscripts Healthcare Solutions, Inc. (I)	5,000	90,100
Cerner Corp. (I)	5,900	404,268
SXC Health Solutions Corp. (I)	3,140	174,898

		669,266

69

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.14%
Parexel International Corp. (I)(L)	5,760	$109,037
Pharmaceutical Product Development, Inc.	5,990	153,703
WuXi PharmaTech
Cayman, Inc., ADR (I)(L)	5,900	68,676

		331,416
Pharmaceuticals - 3.07%
Abbott Laboratories	11,730	599,872
AstraZeneca PLC	4,522	200,219
AstraZeneca PLC, ADR	700	31,052
Bristol-Myers Squibb Company	10,300	323,214
Daiichi Sankyo Company, Ltd.	17,100	356,056
Eisai Company, Ltd.	5,700	229,729
Eli Lilly & Company	42,780	1,581,577
Forest Laboratories, Inc. (I)	7,260	223,535
H. Lundbeck A/S	7,235	137,572
Johnson & Johnson	7,610	484,833
Merck & Company, Inc.	32,710	1,069,944
Pfizer, Inc.	69,755	1,233,268
Salix Pharmaceuticals, Ltd. (I)	3,170	93,832
Shionogi & Company, Ltd.	14,600	216,079
UCB SA	9,871	420,330

		7,201,112

		14,470,503
Industrials - 5.21%
Aerospace & Defense - 1.56%
BAE Systems PLC	126,830	522,883
DigitalGlobe, Inc. (I)	8,540	165,932
General Dynamics Corp.	7,580	431,226
L-3 Communications Holdings, Inc.	5,560	344,553
Lockheed Martin Corp. (L)	7,500	544,800
Moog, Inc., Class A (I)	3,140	102,427
Northrop Grumman Corp.	9,720	506,995
Qinetiq PLC	225,575	406,586
Raytheon Company (L)	8,540	349,030
Teledyne Technologies, Inc. (I)	1,670	81,596
The Boeing Company (L)	3,300	199,683

		3,655,711
Air Freight & Logistics - 0.04%
United Parcel Service, Inc., Class B	1,300	82,095
Airlines - 0.06%
Copa Holdings SA, Class A	2,290	140,308
Building Products - 0.24%
KCC Corp.	808	150,734
Masco Corp.	47,200	336,064
Trex Company, Inc. (I)	4,050	64,922

		551,720
Commercial Services & Supplies - 0.33%
Corrections Corp. of America (I)(L)	10,355	234,955
Interface, Inc., Class A	5,810	68,907
Pitney Bowes, Inc. (L)	10,200	191,760
Sykes Enterprises, Inc. (I)	7,820	116,909
The Geo Group, Inc. (I)(L)	8,680	161,101

		773,632
Construction & Engineering - 0.31%
Fluor Corp.	4,500	209,475
Vinci SA	10,799	463,704
Aecom Technology Corp. (I)	3,190	56,367

		729,546

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.19%
Belden, Inc. (L)	14,100	$363,639
Roper Industries, Inc. (L)	1,170	80,625

		444,264
Industrial Conglomerates - 0.85%
3M Company	1,560	111,992
Beijing Enterprises Holdings, Ltd.	75,000	375,297
General Electric Company	60,580	923,239
Nava Bharat Ventures, Ltd.	61,736	236,216
Shanghai Industrial Holdings, Ltd.	128,000	357,264

		2,004,008
Machinery - 0.72%
Caterpillar, Inc.	8,910	657,914
CNH Global NV (I)	2,400	62,976
Cummins, Inc.	2,900	236,814
Eaton Corp.	1,500	53,250
Joy Global, Inc. (L)	2,180	135,988
Meritor, Inc. (I)	9,000	63,540
Navistar International Corp. (I)	980	31,478
Parker Hannifin Corp.	5,170	326,382
United Tractors Tbk PT	54,318	132,353

		1,700,695
Professional Services - 0.24%
Dun & Bradstreet Corp.	2,400	147,024
The Advisory Board Company (I)	4,060	261,992
Towers Watson & Company, Class A	1,400	83,692
Verisk Analytics, Inc., Class A (I)	2,300	79,971

		572,679
Road & Rail - 0.37%
J.B. Hunt Transport Services, Inc. (L)	4,142	149,609
Localiza Rent a Car SA	4,680	61,977
Norfolk Southern Corp. (L)	9,400	573,588
Old Dominion Freight Line, Inc. (I)	3,190	92,414

		877,588
Trading Companies & Distributors - 0.26%
Beacon Roofing Supply, Inc. (I)(L)	3,690	59,003
ITOCHU Corp.	18,900	180,516
Mitsui & Company, Ltd.	16,800	243,164
United Rentals, Inc. (I)(L)	7,180	120,911

		603,594
Transportation Infrastructure - 0.04%
CCR SA	3,900	101,532

		12,237,372
Information Technology - 9.60%
Communications Equipment - 1.33%
Acme Packet, Inc. (I)	3,955	168,443
Aruba Networks, Inc. (I)(L)	7,770	162,471
Cisco Systems, Inc.	21,550	333,810
Comverse Technology, Inc. (I)	213,200	1,498,796
F5 Networks, Inc. (I)(L)	1,900	134,995
Finisar Corp. (I)	4,050	71,037
Ixia (I)(L)	7,590	58,215
Motorola Solutions, Inc.	13,800	578,220
Polycom, Inc. (I)	5,290	97,177
Riverbed Technology, Inc. (I)	900	17,964

		3,121,128
Computers & Peripherals - 1.53%
Apple, Inc. (I)	8,440	3,217,159
Dell, Inc. (I)	16,900	239,135
Lexmark International, Inc., Class A (I)(L)	2,700	72,981

70

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Western Digital Corp. (I)	2,800	$72,016

		3,601,291
Electronic Equipment, Instruments & Components - 0.26%
FUJIFILM Holdings Corp.	16,800	389,934
Jabil Circuit, Inc.	9,540	169,717
Universal Display Corp. (I)	880	42,187

		601,838
Internet Software & Services - 1.48%
Ancestry.com, Inc. (I)	600	14,100
Dena Company, Ltd.	7,700	322,131
Dice Holdings, Inc. (I)	7,600	59,432
eBay, Inc. (I)	21,430	631,971
Google, Inc., Class A (I)	1,060	545,243
Gree, Inc.	10,000	299,992
IAC/InterActiveCorp (I)	4,740	187,467
Liquidity Services, Inc. (I)	2,300	73,761
LivePerson, Inc. (I)	8,290	82,486
Netease.com, Inc., ADR (I)(L)	12,100	461,736
Rackspace Hosting, Inc. (I)(L)	5,700	194,598
Sohu.com, Inc. (I)(L)	8,400	404,880
Yahoo! Japan Corp.	644	200,078

		3,477,875
IT Services - 1.40%
Accenture PLC, Class A	2,000	105,360
Amdocs, Ltd. (I)	13,600	368,832
Forrester Research, Inc.	4,000	130,040
International Business Machines Corp. (L)	5,020	878,651
MasterCard, Inc., Class A	2,080	659,693
Sapient Corp. (L)	16,900	171,366
Syntel, Inc.	2,660	114,885
The Western Union Company	55,900	854,711

		3,283,538
Semiconductors & Semiconductor Equipment - 1.19%
Applied Micro Circuits Corp. (I)	12,530	67,286
Cavium Inc. (I)	2,610	70,496
Cypress Semiconductor Corp. (I)	4,170	62,425
Intel Corp.	54,500	1,162,485
Lattice Semiconductor Corp. (I)	9,000	47,250
LSI Corp. (I)	26,400	136,752
Maxim Integrated Products, Inc. (L)	15,200	354,616
Mindspeed Technologies, Inc. (I)	8,350	43,420
NVIDIA Corp. (I)	7,100	88,750
Samsung Electronics Company, Ltd.	603	422,409
Skyworks Solutions, Inc. (I)(L)	8,550	153,387
Teradyne, Inc. (I)	7,200	79,272
Wolfson Microelectronics PLC (I)	54,806	114,729

		2,803,277
Software - 2.41%
Activision Blizzard, Inc. (L)	48,000	571,200
Ariba, Inc. (I)(L)	4,150	114,997
Autodesk, Inc. (I)	1,800	50,004
BroadSoft, Inc. (I)(L)	4,130	125,346
CA, Inc.	14,500	281,445
Cadence Design Systems, Inc. (I)(L)	23,670	218,711
Concur Technologies, Inc. (I)(L)	2,480	92,306
Electronic Arts, Inc. (I)	29,900	611,455
Microsoft Corp.	58,100	1,446,109
MicroStrategy, Inc., Class A (I)(L)	1,045	119,203
Nintendo Company, Ltd.	2,580	375,798
Oracle Corp.	32,730	940,660
QLIK Technologies, Inc. (I)	3,200	69,312

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
RealPage, Inc. (I)	1,900	$38,855
Shanda Interactive
Entertainment, Ltd., ADR (I)(L)	11,000	324,940
Symantec Corp. (I)	14,000	228,200
VMware, Inc., Class A (I)	500	40,190

		5,648,731

		22,537,678
Materials - 2.25%
Chemicals - 0.66%
CF Industries Holdings, Inc.	670	82,671
Eastman Chemical Company	4,800	328,944
Huabao International Holdings, Ltd.	805,000	656,212
Methanex Corp.	4,550	94,822
Monsanto Company	1,200	72,048
PPG Industries, Inc.	3,650	257,909
The Mosaic Company	1,200	58,764

		1,551,370
Construction Materials - 0.50%
Anhui Conch Cement Company, Ltd.	41,000	111,477
CRH PLC (London Exchange)	41,882	653,542
HeidelbergCement AG	10,950	395,752

		1,160,771
Metals & Mining - 1.03%
Aston Resources, Ltd. (I)	10,304	98,276
Barrick Gold Corp.	3,100	144,615
BHP Billiton, Ltd., ADR (L)	2,500	166,100
Detour Gold Corp. (I)	13,520	352,224
Freeport-McMoRan Copper & Gold, Inc.	14,110	429,650
Fresnillo PLC	6,559	161,397
Kinross Gold Corp.	20,800	307,424
New Gold, Inc. (I)	10,100	103,525
Newmont Mining Corp.	500	31,450
Worthington Industries, Inc.	22,000	307,340
Xingda International Holdings, Ltd.	639,000	304,367

		2,406,368
Paper & Forest Products - 0.06%
Domtar Corp. (L)	1,000	68,170
International Paper Company	3,600	83,700

		151,870

		5,270,379
Telecommunication Services - 1.37%
Diversified Telecommunication Services - 1.35%
AT&T, Inc. (L)	40,060	1,142,511
Deutsche Telekom AG	32,935	387,423
KT Corp.	11,371	339,516
Verizon Communications, Inc.	35,030	1,289,104

		3,158,554
Wireless Telecommunication Services - 0.02%
Sprint Nextel Corp. (I)(L)	18,200	55,328

		3,213,882
Utilities - 1.87%
Electric Utilities - 0.59%
American Electric Power Company, Inc.	5,350	203,407
Entergy Corp.	9,370	621,137
Exelon Corp. (L)	2,200	93,742
Southern Company	11,000	466,070

		1,384,356

71

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities - 0.11%
Snam Rete Gas SpA	56,652	$261,513
Multi-Utilities - 1.00%
Alliant Energy Corp.	7,900	305,572
Ameren Corp.	18,900	562,653
Consolidated Edison, Inc. (L)	8,600	490,372
Dominion Resources, Inc.	7,300	370,621
OGE Energy Corp.	3,800	181,602
Public Service Enterprise Group, Inc.	10,100	337,037
Xcel Energy, Inc. (L)	4,300	106,167

		2,354,024
Water Utilities - 0.17%
Cia de Saneamento de Minas Gerais	24,400	386,066

		4,385,959

TOTAL COMMON STOCKS (Cost $123,435,108)		$113,042,663

PREFERRED SECURITIES - 0.07%
Consumer Staples - 0.07%
Companhia de Bebidas das Americas, ADR	$5,000	$153,250

TOTAL PREFERRED SECURITIES (Cost $171,540)		$153,250

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 13.58%
U.S. Government - 5.10%
U.S. Treasury Bonds
3.875%, 08/15/2040	$475,000	$566,067
4.250%, 05/15/2039 (F)	950,000	1,199,227
4.375%, 02/15/2038 (F)	175,000	224,219
4.625%, 02/15/2040	500,000	670,078
4.750%, 02/15/2041	600,000	822,656
6.250%, 08/15/2023 (F)	100,000	142,813
U.S. Treasury Notes
0.625%, 07/15/2014	1,025,000	1,031,724
0.750%, 12/15/2013	1,850,000	1,867,923
2.375%, 07/31/2017	575,000	614,531
3.125%, 08/31/2013	3,075,000	3,241,484
3.625%, 02/15/2021 (L)	1,375,000	1,590,703

		11,971,425
U.S. Government Agency - 8.48%
Federal Home Loan Mortgage Corp.
4.500%, 10/01/2038	109,730	116,462
5.125%, 10/18/2016	400,000	474,119
5.250%, 04/18/2016	300,000	354,368
Federal National Mortgage Association
3.500%, TBA	1,000,000	1,027,688
4.000%, TBA	10,700,000	11,218,246
4.500%, TBA	200,000	212,206
4.520%, 04/01/2020	294,850	329,644
4.680%, 02/01/2020	294,811	331,810
4.875%, 12/15/2016	200,000	235,146
5.500%, TBA	1,800,000	1,953,685
Government National
Mortgage Association
4.000%, TBA	3,000,000	3,209,053
5.000%, 04/15/2036 to 04/15/2038	382,812	421,020

		19,883,447

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $30,537,588)		$31,854,872

Core Allocation Plus Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 0.41%
Brazil - 0.29%
Federative Republic of Brazil
5.875%, 01/15/2019		$335,000	$384,413
Federative Republic of Brazil, Series F
10.000%, 01/01/2012	BRL	550,000	298,628

			683,041
Mexico - 0.07%
Government of Mexico
5.625%, 01/15/2017		$140,000	155,960
Qatar - 0.05%
Government of Qatar
4.000%, 01/20/2015 (S)		120,000	126,300

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $947,108)			$965,301

CORPORATE BONDS - 13.46%
Consumer Discretionary - 1.61%
AutoZone, Inc.
4.000%, 11/15/2020		135,000	135,399
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)		40,000	44,142
CBS Corp.
5.750%, 04/15/2020		90,000	99,172
8.200%, 05/15/2014		95,000	109,247
Comcast Cable Communications LLC
8.500%, 05/01/2027		50,000	65,979
Comcast Corp.
6.450%, 03/15/2037		275,000	317,113
COX Communications, Inc.
5.450%, 12/15/2014		80,000	88,623
6.250%, 06/01/2018 (S)		35,000	41,331
8.375%, 03/01/2039 (S)		180,000	248,518
CSC Holdings, Inc.
7.625%, 07/15/2018		65,000	67,925
Daimler Finance North America LLC
7.300%, 01/15/2012		210,000	213,637
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
3.500%, 03/01/2016		115,000	118,732
4.750%, 10/01/2014		70,000	75,872
DISH DBS Corp.
6.750%, 06/01/2021 (S)		10,000	9,550
Ford Motor Company
7.450%, 07/16/2031		65,000	73,521
Historic TW, Inc.
6.625%, 05/15/2029		100,000	115,017
Liberty Media LLC
8.250%, 02/01/2030		15,000	14,213
Limited Brands, Inc.
7.000%, 05/01/2020		10,000	10,500
Macy’s Retail Holdings, Inc.
5.900%, 12/01/2016		60,000	65,896
6.900%, 04/01/2029		50,000	56,218
NBCUniversal Media LLC
5.150%, 04/30/2020		200,000	219,608
NetFlix, Inc.
8.500%, 11/15/2017		15,000	16,238
News America, Inc.
7.280%, 06/30/2028		140,000	163,273
7.850%, 03/01/2039		75,000	92,927
Princeton University
5.700%, 03/01/2039		40,000	52,952

72

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
PVH Corp.
7.375%, 05/15/2020	$20,000	$20,850
QVC, Inc.
7.500%, 10/01/2019 (S)	20,000	21,300
Staples, Inc.
9.750%, 01/15/2014	170,000	197,104
Tenneco, Inc.
8.125%, 11/15/2015	20,000	20,400
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	35,000	39,813
Time Warner Cable, Inc.
4.000%, 09/01/2021	60,000	58,768
5.000%, 02/01/2020	90,000	95,729
5.850%, 05/01/2017	75,000	83,397
6.750%, 07/01/2018	100,000	116,488
8.250%, 02/14/2014	50,000	56,848
Time Warner, Inc.
5.875%, 11/15/2016	15,000	16,966
6.250%, 03/29/2041	100,000	114,385
7.625%, 04/15/2031	200,000	250,149
Videotron Ltee
9.125%, 04/15/2018	135,000	147,150
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020	15,000	15,750

		3,770,700
Consumer Staples - 1.30%
Altria Group, Inc.
4.750%, 05/05/2021	70,000	72,512
9.700%, 11/10/2018	240,000	318,375
10.200%, 02/06/2039	25,000	36,312
Bottling Group LLC
5.125%, 01/15/2019	45,000	52,621
Cargill, Inc.
4.307%, 05/14/2021 (S)	160,000	173,733
Cia de Bebidas das Americas
8.750%, 09/15/2013	145,000	163,850
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	170,000	171,040
Coca-Cola Refreshments USA, Inc.
7.375%, 03/03/2014	1,000	1,143
Constellation Brands, Inc.
7.250%, 05/15/2017	15,000	15,750
CVS Caremark Corp.
6.125%, 08/15/2016	110,000	127,306
6.250%, 06/01/2027	65,000	79,312
CVS Caremark Corp. (6.302% to
06/01/2012, then 3 month
LIBOR + 2.065%)
06/01/2037	80,000	77,400
Dr Pepper Snapple Group, Inc.
2.350%, 12/21/2012	45,000	45,682
General Mills, Inc.
5.250%, 08/15/2013	160,000	172,543
Lorillard Tobacco Company
3.500%, 08/04/2016	11,000	11,022
6.875%, 05/01/2020	50,000	55,516
8.125%, 06/23/2019	36,000	42,221
PepsiCo, Inc.
7.900%, 11/01/2018	114,000	151,851
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	200,000	219,519
Reynolds American, Inc.
7.250%, 06/01/2013	45,000	49,099

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Smithfield Foods, Inc.
10.000%, 07/15/2014	$20,000	$22,700
The Coca-Cola Company
1.800%, 09/01/2016 (S)	144,000	144,518
The Kroger Company
6.200%, 06/15/2012	50,000	51,707
6.750%, 04/15/2012	160,000	164,954
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	325,000	420,179
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	200,000	206,829

		3,047,694
Energy - 1.09%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	190,000	201,439
BP Capital Markets PLC
3.125%, 10/01/2015	250,000	258,465
4.742%, 03/11/2021	75,000	82,434
4.750%, 03/10/2019	20,000	22,120
Burlington Resources Finance Company
7.400%, 12/01/2031	25,000	35,155
Chesapeake Energy Corp.
6.875%, 11/15/2020	20,000	20,900
ConocoPhillips
4.600%, 01/15/2015	85,000	93,158
5.900%, 05/15/2038	245,000	302,190
Consol Energy Inc.
8.000%, 04/01/2017	5,000	5,225
8.250%, 04/01/2020	10,000	10,525
El Paso Corp.
7.000%, 06/15/2017	60,000	67,271
Energy Transfer Equity LP
7.500%, 10/15/2020	10,000	10,275
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	10,000	10,000
Kinder Morgan Energy Partners LP
5.800%, 03/01/2021	200,000	223,507
6.850%, 02/15/2020	100,000	118,214
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	10,000	9,900
Newfield Exploration Company
5.750%, 01/30/2022	10,000	9,888
7.125%, 05/15/2018	10,000	10,350
Nexen, Inc.
6.200%, 07/30/2019	100,000	114,215
7.500%, 07/30/2039	20,000	23,478
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	200,000	208,179
Peabody Energy Corp.
6.500%, 09/15/2020	41,000	43,101
Petrobras International Finance Company
5.375%, 01/27/2021	275,000	278,025
Pioneer Natural Resources Company
6.650%, 03/15/2017	25,000	26,781
Plains All American Pipeline LP/PAA
Finance Corp.
5.750%, 01/15/2020	70,000	76,446
Range Resources Corp.
5.750%, 06/01/2021	5,000	5,188
6.750%, 08/01/2020	5,000	5,325
7.500%, 10/01/2017	10,000	10,600
Statoil ASA
3.125%, 08/17/2017	100,000	106,009

73

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Transocean, Inc.
4.950%, 11/15/2015	$150,000	$158,062

		2,546,425
Financials - 5.78%
ACE INA Holdings, Inc.
5.700%, 02/15/2017	75,000	83,998
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	30,000	34,092
AMB Property LP
6.125%, 12/01/2016	155,000	160,105
American Express Centurion Bank
6.000%, 09/13/2017	250,000	280,782
American Express Credit Corp.
7.300%, 08/20/2013	100,000	109,473
American International Group, Inc.
4.875%, 09/15/2016	125,000	119,915
5.450%, 05/18/2017	100,000	95,826
Bank of America Corp.
3.625%, 03/17/2016	110,000	100,194
5.625%, 07/01/2020	165,000	152,169
5.650%, 05/01/2018	265,000	251,883
5.750%, 12/01/2017	210,000	197,100
5.875%, 01/05/2021	100,000	93,589
Barclays Bank PLC
6.050%, 12/04/2017 (S)	100,000	91,858
Brandywine Operating Partnership LP
4.950%, 04/15/2018	75,000	72,530
7.500%, 05/15/2015	125,000	135,486
Capital One Financial Corp.
6.150%, 09/01/2016	225,000	238,497
7.375%, 05/23/2014	45,000	50,284
CIT Group, Inc.
7.000%, 05/04/2015 (S)	30,000	29,775
Citigroup, Inc.
5.000%, 09/15/2014	70,000	68,683
5.500%, 08/27/2012	100,000	102,616
6.125%, 11/21/2017 to 05/15/2018	315,000	337,788
6.500%, 08/19/2013	245,000	257,840
6.875%, 03/05/2038	25,000	27,205
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	180,000	168,980
Credit Suisse AG
6.000%, 02/15/2018	355,000	360,605
Discover Financial Services
6.450%, 06/12/2017	140,000	145,830
DuPont Fabros Technology LP
8.500%, 12/15/2017	25,000	25,875
Equity One, Inc.
6.000%, 09/15/2017	80,000	81,261
ERAC USA Finance LLC
6.375%, 10/15/2017 (S)	235,000	272,631
ERP Operating LP
5.250%, 09/15/2014	125,000	134,838
Federal Realty Investment Trust
5.650%, 06/01/2016	20,000	21,811
Fifth Third Bancorp
3.625%, 01/25/2016	120,000	122,066
General Electric Capital Corp.
2.800%, 01/08/2013	300,000	305,187
3.750%, 11/14/2014	150,000	156,661
5.300%, 02/11/2021	145,000	150,634
5.625%, 05/01/2018	75,000	82,075
5.875%, 01/14/2038	25,000	25,686
6.750%, 03/15/2032	90,000	102,957

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	$65,000	$70,917
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	15,000	14,100
HCP, Inc.
3.750%, 02/01/2016	15,000	14,833
5.650%, 12/15/2013	185,000	194,329
6.000%, 01/30/2017	35,000	36,876
Health Care REIT, Inc.
5.250%, 01/15/2022	166,000	157,647
Host Hotels & Resorts LP
6.375%, 03/15/2015	15,000	14,925
6.750%, 06/01/2016	25,000	25,000
HSBC Holdings PLC
1.078%, 10/06/2016 (P)	150,000	149,998
5.100%, 04/05/2021	275,000	283,585
International Lease Finance Corp.
5.650%, 06/01/2014	30,000	27,825
6.375%, 03/25/2013	38,000	36,955
JPMorgan Chase & Company
3.700%, 01/20/2015	100,000	102,513
6.000%, 01/15/2018	295,000	328,851
6.125%, 06/27/2017	100,000	109,420
6.400%, 05/15/2038	250,000	285,762
Kemper Corp.
6.000%, 05/15/2017	10,000	10,319
Kimco Realty Corp.
6.875%, 10/01/2019	120,000	137,139
Lazard Group LLC
6.850%, 06/15/2017	200,000	220,377
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	35,000	33,299
5.750%, 03/15/2014 (S)	250,000	260,483
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	125,000	122,356
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	100,000	150,931
Merrill Lynch & Company, Inc.
6.220%, 09/15/2026	100,000	84,719
6.400%, 08/28/2017	55,000	53,364
6.875%, 04/25/2018	165,000	165,223
MetLife, Inc.
5.000%, 06/15/2015	150,000	164,412
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	325,000	335,255
5.125%, 04/10/2013 (S)	25,000	26,243
Morgan Stanley
4.200%, 11/20/2014	100,000	97,843
6.000%, 04/28/2015	100,000	99,575
6.625%, 04/01/2018	400,000	397,217
Nationwide Mutual Insurance Company
9.375%, 08/15/2039 (S)	150,000	175,089
Nomura Holdings, Inc.
5.000%, 03/04/2015	80,000	83,872
Nordea Bank AB
4.875%, 05/13/2021 (S)	240,000	205,367
PNC Funding Corp.
5.625%, 02/01/2017	300,000	325,944
Provident Funding Associates LP/PFG
Finance Corp.
10.250%, 04/15/2017 (S)	25,000	24,375

74

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Realty Income Corp.
6.750%, 08/15/2019	$130,000	$151,433
SLM Corp.
6.250%, 01/25/2016	215,000	211,147
8.450%, 06/15/2018	10,000	10,412
SunTrust Banks, Inc.
3.600%, 04/15/2016	140,000	142,029
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	275,000	280,686
4.300%, 05/15/2014	60,000	64,763
The Bear Stearns Companies LLC
6.400%, 10/02/2017	115,000	130,670
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	245,000	238,668
5.250%, 07/27/2021	80,000	79,035
5.375%, 03/15/2020	30,000	29,830
6.150%, 04/01/2018	145,000	150,412
6.250%, 09/01/2017	85,000	88,594
6.750%, 10/01/2037	155,000	142,081
7.500%, 02/15/2019	110,000	122,885
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	160,000	161,161
UDR, Inc.
6.050%, 06/01/2013	60,000	63,029
Unum Group
7.125%, 09/30/2016	45,000	51,886
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	115,000	110,603
W.R. Berkley Corp.
5.600%, 05/15/2015	100,000	101,089
Wachovia Corp.
5.750%, 06/15/2017	155,000	174,619
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	100,000	111,595
Wells Fargo & Company
3.676%, 06/15/2016	325,000	338,422
4.950%, 10/16/2013	240,000	253,683
Weyerhaeuser Company
7.375%, 10/01/2019	75,000	82,926

		13,567,381
Health Care - 0.73%
AmerisourceBergen Corp.
5.875%, 09/15/2015	75,000	85,562
Amgen, Inc.
3.450%, 10/01/2020	100,000	103,211
6.900%, 06/01/2038	100,000	136,806
Express Scripts, Inc.
3.125%, 05/15/2016	140,000	141,450
6.250%, 06/15/2014	60,000	66,069
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	15,000	16,575
HCA, Inc.
7.250%, 09/15/2020	5,000	5,050
8.500%, 04/15/2019	55,000	58,300
McKesson Corp.
7.500%, 02/15/2019	5,000	6,499
Medco Health Solutions, Inc.
7.125%, 03/15/2018	60,000	72,801
Merck & Company, Inc.
3.875%, 01/15/2021	150,000	163,359
4.000%, 06/30/2015	125,000	137,541
Pfizer, Inc.
6.200%, 03/15/2019	170,000	213,283

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Pfizer, Inc. (continued)
7.200%, 03/15/2039	$50,000	$73,207
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	150,000	183,482
St Jude Medical, Inc.
2.500%, 01/15/2016	95,000	97,594
Tenet Healthcare Corp.
8.875%, 07/01/2019	40,000	42,300
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	40,000	42,237
WellPoint, Inc.
4.350%, 08/15/2020	35,000	37,087
7.000%, 02/15/2019	30,000	37,070

		1,719,483
Industrials - 0.35%
Bombardier, Inc.
7.750%, 03/15/2020 (S)	25,000	26,625
Case New Holland, Inc.
7.875%, 12/01/2017	5,000	5,325
CNH America LLC
7.250%, 01/15/2016	15,000	15,525
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	41,934	42,772
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	45,735	45,735
Crown Americas LLC/Crown Americas
Capital Corp. II
7.625%, 05/15/2017	35,000	37,013
Deluxe Corp.
7.375%, 06/01/2015	15,000	14,850
Esterline Technologies Corp.
7.000%, 08/01/2020	5,000	5,138
GATX Corp.
4.750%, 05/15/2015	65,000	68,902
General Electric Company
5.250%, 12/06/2017	205,000	227,950
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	5,000	5,013
7.125%, 09/01/2018 (S)	135,000	135,506
Masco Corp.
6.500%, 08/15/2032	15,000	13,311
Navios Maritime Holdings, Inc./Navios
Maritime Finance US, Inc.
8.875%, 11/01/2017	15,000	14,625
Navistar International Corp.
8.250%, 11/01/2021	15,000	15,394
Textron, Inc.
7.250%, 10/01/2019	60,000	67,295
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	15,000	13,500
Waste Management, Inc.
6.375%, 03/11/2015	60,000	68,887

		823,366
Information Technology - 0.32%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	10,000	9,925
Avnet, Inc.
6.625%, 09/15/2016	75,000	83,456
eAccess, Ltd.
8.250%, 04/01/2018 (S)	5,000	4,575

75

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Equinix, Inc.
8.125%, 03/01/2018	$20,000	$21,050
Hewlett-Packard Company
3.000%, 09/15/2016	350,000	353,161
International Business Machines Corp.
1.950%, 07/22/2016	140,000	141,327
5.700%, 09/14/2017	100,000	119,067
Jabil Circuit, Inc.
5.625%, 12/15/2020	5,000	4,875
Mantech International Corp.
7.250%, 04/15/2018	10,000	9,900
Seagate HDD Cayman
7.000%, 11/01/2021 (S)	5,000	4,600

		751,936
Materials - 0.38%
Agrium, Inc.
7.125%, 05/23/2036	85,000	112,887
ArcelorMittal
5.500%, 03/01/2021	125,000	112,157
6.125%, 06/01/2018	75,000	72,477
Ball Corp.
6.750%, 09/15/2020	30,000	31,050
7.125%, 09/01/2016	5,000	5,250
CF Industries, Inc.
7.125%, 05/01/2020	15,000	17,081
Clearwater Paper Corp.
7.125%, 11/01/2018	5,000	4,963
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	5,000	5,093
7.125%, 01/15/2017 (S)	30,000	31,458
Nalco Company
6.625%, 01/15/2019 (S)	15,000	16,425
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	30,000	31,200
Rio Tinto Finance USA, Ltd.
1.875%, 11/02/2015	45,000	45,074
6.500%, 07/15/2018	125,000	150,148
Rock-Tenn Company
9.250%, 03/15/2016	15,000	15,975
The Dow Chemical Company
5.900%, 02/15/2015	150,000	165,659
Vale Canada, Ltd.
5.700%, 10/15/2015	60,000	66,381

		883,278
Telecommunication Services - 0.76%
AT&T, Inc.
5.500%, 02/01/2018	50,000	57,774
6.300%, 01/15/2038	400,000	459,338
Cricket Communications, Inc.
7.750%, 05/15/2016	25,000	25,094
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	100,000	133,632
Frontier Communications Corp.
7.125%, 03/15/2019	45,000	42,863
8.250%, 04/15/2017	10,000	9,700
Qwest Communications International, Inc.
7.125%, 04/01/2018	20,000	19,600
8.000%, 10/01/2015	20,000	20,800
Qwest Corp.
8.375%, 05/01/2016	55,000	60,363
SBA Telecommunications, Inc.
8.250%, 08/15/2019	15,000	15,750

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sprint Capital Corp.
6.900%, 05/01/2019	$10,000	$8,600
Telecom Italia Capital SA
5.250%, 11/15/2013	150,000	146,639
6.000%, 09/30/2034	25,000	20,494
Telefonica Emisiones SAU
5.134%, 04/27/2020	75,000	69,941
Verizon Communications, Inc.
5.550%, 02/15/2016	50,000	57,077
8.750%, 11/01/2018	285,000	382,057
8.950%, 03/01/2039	25,000	38,703
Verizon Wireless Capital LLC
5.550%, 02/01/2014	165,000	180,580
Windstream Corp.
7.875%, 11/01/2017	20,000	20,250
8.125%, 09/01/2018	20,000	20,150

		1,789,405
Utilities - 1.14%
Atmos Energy Corp.
6.350%, 06/15/2017	30,000	35,772
Carolina Power & Light Company
3.000%, 09/15/2021	165,000	166,429
5.300%, 01/15/2019	55,000	64,950
6.500%, 07/15/2012	40,000	41,764
CenterPoint Energy Houston Electric LLC,
Series U
7.000%, 03/01/2014	45,000	50,709
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	20,000	23,345
CenterPoint Energy, Inc.
6.500%, 05/01/2018	70,000	82,416
Commonwealth Edison Company
4.000%, 08/01/2020	20,000	21,128
5.950%, 08/15/2016	150,000	173,671
Dominion Resources, Inc.
6.400%, 06/15/2018	70,000	84,292
7.000%, 06/15/2038	65,000	86,603
Duke Energy Corp.
5.650%, 06/15/2013	160,000	170,791
Edison International
3.750%, 09/15/2017	85,000	86,208
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021	5,000	4,250
FirstEnergy Corp.
7.375%, 11/15/2031	100,000	123,588
Georgia Power Company
5.250%, 12/15/2015	100,000	113,732
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	5,000	5,138
MidAmerican Energy Company
5.125%, 01/15/2013	100,000	105,423
Nevada Power Company
6.500%, 08/01/2018	70,000	84,487
NiSource Finance Corp.
6.400%, 03/15/2018	75,000	87,407
Northern States Power Company
6.250%, 06/01/2036	35,000	46,723
NRG Energy, Inc.
7.375%, 01/15/2017	15,000	15,469
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	70,000	99,998
Puget Sound Energy, Inc.
5.757%, 10/01/2039	140,000	169,582

76

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Sempra Energy
6.000%, 10/15/2039	$75,000	$91,011
6.500%, 06/01/2016	115,000	134,635
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	70,000	80,497
Southern California Edison Company
6.000%, 01/15/2034	120,000	154,702
The AES Corp.
8.000%, 06/01/2020	45,000	45,000
Wisconsin Energy Corp.
6.200%, 04/01/2033	15,000	18,771
Wisconsin Power and Light Company
5.000%, 07/15/2019	125,000	144,483
Xcel Energy, Inc.
4.700%, 05/15/2020	65,000	72,758

		2,685,732

TOTAL CORPORATE BONDS (Cost $29,723,369)		$31,585,400

CAPITAL PREFERRED SECURITIES - 0.06%
Financials - 0.06%
ACE Capital Trust II
9.700%, 04/01/2030	$75,000	$95,525
NB Capital Trust IV
8.250%, 04/15/2027	55,000	51,013

		146,538

TOTAL CAPITAL PREFERRED SECURITIES (Cost $140,104)		$146,538

MUNICIPAL BONDS - 1.17%
California - 0.44%
Bay Area Toll Authority
6.263%, 04/01/2049	150,000	193,868
Irvine Ranch Water District Joint Powers
Agency
2.605%, 03/15/2014	130,000	135,481
Los Angeles Unified School District
5.750%, 07/01/2034	150,000	169,923
State of California
7.300%, 10/01/2039	175,000	210,852
7.550%, 04/01/2039	150,000	185,624
7.600%, 11/01/2040	30,000	37,493
University of California
5.770%, 05/15/2043	85,000	98,493

		1,031,734
Illinois - 0.31%
City of Chicago Illinois
6.845%, 01/01/2038	155,000	174,687
Illinois State Toll Highway Authority
6.184%, 01/01/2034	95,000	111,265
State of Illinois
5.665%, 03/01/2018	265,000	282,355
5.877%, 03/01/2019	155,000	165,709

		734,016
Maryland - 0.02%
Maryland State Transportation Authority
5.888%, 07/01/2043	40,000	49,568
Massachusetts - 0.06%
Massachusetts School Building Authority
5.715%, 08/15/2039	120,000	149,004
Missouri - 0.06%
University of Missouri
5.960%, 11/01/2039	110,000	138,971

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New Jersey - 0.06%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	$100,000	$142,192
New York - 0.13%
New York State Thruway Authority
5.883%, 04/01/2030	185,000	238,471
Port Authority of New York & New Jersey
6.040%, 12/01/2029	45,000	54,800

		293,271
Texas - 0.09%
North Texas Tollway Authority
6.718%, 01/01/2049	155,000	197,878

TOTAL MUNICIPAL BONDS (Cost $2,317,756)		$2,736,634

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.01%
Commercial & Residential - 1.01%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	50,000	53,413
Bear Stearns Commercial
Mortgage Securities
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	215,000	232,571
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	245,000	269,043
Series 2006-PW11, Class A4,
5.620%, 03/11/2039 (P)	225,000	245,549
Series 2006-PW12, Class A4,
5.903%, 09/11/2038 (P)	255,000	280,135
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	135,000	136,744
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A4
5.595%, 02/15/2039 (P)	210,000	224,851
Greenwich Capital Commercial
Funding Corp., Series 2004-GG1,
Class A7 5.317%, 06/10/2036 (P)	70,000	74,080
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4,
Class A4 4.918%, 10/15/2042 (P)	175,000	188,157
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.855%, 05/12/2039 (P)	100,000	110,483
Morgan Stanley Capital I, Series 2005-T17,
Class A5 4.780%, 12/13/2041	300,000	319,245
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	225,000	236,543

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $2,085,187)		$2,370,814

ASSET BACKED SECURITIES - 0.27%
Avis Budget Rental Car Funding
AESOP LLC, Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	235,000	245,831
CenterPoint Energy Transition
Bond Company LLC
Series 2005-A, Class A2,
4.970%, 08/01/2014	12,030	12,220
Series 2005-A, Class A,
5.170%, 08/01/2019	28,000	32,386

77

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	$150,000	$154,896
Santander Drive Auto Receivables Trust,
Series 2011-1, Class B
2.350%, 11/16/2015	185,000	184,570

TOTAL ASSET BACKED SECURITIES (Cost $609,527)		$629,903

INVESTMENT COMPANIES - 0.09%
Financials - 0.09%
SPDR S&P 500 ETF Trust	1,960	$221,813

TOTAL INVESTMENT COMPANIES (Cost $222,681)		$221,813

SECURITIES LENDING COLLATERAL - 8.76%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	2,053,894	20,549,625

TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,548,539)		$20,549,625

SHORT-TERM INVESTMENTS - 28.08%
Repurchase Agreement - 28.08%
Bank of America Tri-Party Repurchase
Agreement dated 09/30/2011 at 0.0800%
to be repurchased at $65,900,439 on
10/03/2011, collateralized by
$27,033,282 Federal Home Loan
Mortgage Corp., 4.500% due 11/01/2039
(valued at $27,125,290, including
interest) and $39,996,637 Federal
National Mortgage Association, 3.091%
due 01/03/2041 (valued at $40,092,710,
including interest)	$65,900,000	$65,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $65,900,000)		$65,900,000

Total Investments (Core Allocation Plus Trust)
(Cost $276,638,507) - 115.13%		$270,156,813
Other assets and liabilities, net - (15.13%)		(35,508,119)

TOTAL NET ASSETS - 100.00%		$234,648,694

Core Balanced Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 86.49%
John Hancock Variable Insurance Trust (G) - 86.49%
500 Index, Series NAV (John Hancock) (A)(2)	3,471,560	$34,056,001
Balanced, Series NAV (T. Rowe Price)	7,490,236	114,525,713
International Index, Series NAV
(John Hancock) (A)(2)	707,286	10,163,706
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	220,844	3,299,412
Small Cap Index, Series NAV
(John Hancock) (A)(2)	287,907	3,299,412

Core Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 13.53%
John Hancock Variable Insurance Trust (G) - 13.53%
Total Bond Market A,
Series NAV (Declaration) (A)	1,772,485	$25,860,555

		191,204,799

TOTAL INVESTMENT COMPANIES (Cost $193,107,472)		$191,204,799

Total Investments (Core Balanced Trust)
(Cost $193,107,472) - 100.02%		$191,204,799
Other assets and liabilities, net - (0.02%)		(30,909)

TOTAL NET ASSETS - 100.00%		$191,173,890

Core Balanced Strategy Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.66%
Affiliated Investment Companies - 100.66%
Equity - 46.40%
John Hancock Variable Insurance Trust (G) - 46.40%
500 Index, Series NAV (John Hancock) (A)(2)	101,945	$1,000,083
International Index, Series NAV
(John Hancock) (A)(2)	29,375	422,122
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	10,515	157,097
Small Cap Index, Series NAV
(John Hancock) (A)(2)	5,323	61,003
Fixed Income - 54.26%
John Hancock Variable Insurance Trust (G) - 54.26%
Total Bond Market A,
Series NAV (Declaration) (A)	131,451	1,917,869

		3,558,174

TOTAL INVESTMENT COMPANIES (Cost $3,489,612)		$3,558,174

Total Investments (Core Balanced Strategy Trust)
(Cost $3,489,612) - 100.66%		$3,558,174
Other assets and liabilities, net - (0.66%)		(23,301)

TOTAL NET ASSETS - 100.00%		$3,534,873

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 67.63%
U.S. Government - 18.16%
U.S. Treasury Bonds
1.000%, 09/30/2016	$52,541,000	$52,664,143
3.750%, 08/15/2041	11,770,000	13,756,188
4.250%, 11/15/2040	15,612,000	19,802,854
4.375%, 05/15/2041	12,659,000	16,405,304
4.500%, 02/15/2036	12,738,000	16,541,490
4.750%, 02/15/2041	1,329,000	1,822,184
8.000%, 11/15/2021	3,306,000	5,171,308
U.S. Treasury Notes
0.125%, 08/31/2013	451,000	449,943

78

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.250%, 09/15/2014	$4,559,000	$4,538,712
0.375%, 07/31/2013	4,498,000	4,508,368
1.000%, 08/31/2016 (L)	73,894,000	74,130,461
1.375%, 09/30/2018	4,591,000	4,573,784
1.500%, 07/31/2016 (L)	42,778,000	43,957,817
1.500%, 08/31/2018	6,543,000	6,582,873
2.125%, 08/15/2021 (L)	39,606,000	40,373,564

		305,278,993
U.S. Government Agency - 49.47%
Federal Home Loan Mortgage Corp.
4.000%, 12/01/2034 to 12/01/2035	4,745,141	5,015,549
4.500%, TBA	550,000	581,913
4.500%, 08/01/2041 to 10/01/2041	19,353,408	20,486,192
5.000%, 03/01/2041 to 08/01/2041	29,152,810	31,320,157
5.500%, 12/15/2039	15,247,266	16,745,170
5.591%, 10/01/2038 (P)	366,418	397,683
5.599%, 08/01/2039 (P)	3,078,932	3,343,908
5.679%, 03/01/2036 (P)	366,335	398,504
5.690%, 03/01/2036 (P)	492,451	535,130
5.771%, 11/01/2037 (P)	82,167	88,152
5.773%, 07/01/2038 (P)	5,654,881	6,098,512
5.789%, 11/01/2038 (P)	454,408	494,310
5.839%, 01/01/2037 (P)	1,641,176	1,785,291
5.843%, 07/01/2037 (P)	2,499,733	2,719,240
5.880%, 03/01/2037 (P)	217,532	234,942
5.893%, 05/01/2037 (P)	683,409	738,403
5.927%, 06/01/2036 (P)	1,298,503	1,403,348
5.972%, 01/01/2037 (P)	495,263	538,753
5.979%, 06/01/2038 (P)	2,885,587	3,123,535
6.000%, 03/01/2034 to 10/01/2038	10,509,382	11,625,673
6.014%, 10/01/2037 (P)	1,885,755	2,051,347
6.108%, 06/01/2037 (P)	192,529	209,435
7.000%, 07/25/2043	886,915	1,019,928
Federal National Mortgage Association
3.000%, TBA	15,600,000	16,007,846
3.500%, TBA	103,100,000	107,251,465
4.000%, TBA	3,900,000	4,088,893
4.000%, 10/01/2033 to 05/01/2037	14,976,246	15,849,071
4.500%, TBA	3,000,000	3,183,095
4.500%, 08/01/2041	11,428,822	12,135,715
5.000%, 03/01/2041 to 09/01/2041	63,212,570	68,119,297
5.490%, 02/01/2039 (P)	1,178,936	1,282,461
5.500%, 09/01/2034 to 05/25/2040	11,052,707	12,218,278
5.729%, 10/01/2037 (P)	314,945	337,429
5.745%, 10/01/2037 (P)	1,547,706	1,661,459
5.842%, 09/01/2037 (P)	2,481,171	2,699,048
5.874%, 02/01/2037 (P)	197,046	214,349
5.892%, 01/01/2037 (P)	155,082	166,412
5.912%, 04/01/2037 (P)	270,740	294,515
5.920%, 01/01/2037 (P)	275,817	298,743
5.925%, 07/01/2037 (P)	793,545	852,154
5.939%, 03/01/2037 (P)	398,157	433,120
5.959%, 09/01/2037 (P)	296,241	320,987
5.996%, 07/01/2037 (P)	330,366	355,586
6.000%, TBA	79,800,000	87,261,830
6.000%, 03/01/2034 to 07/01/2037	125,918,893	139,473,313
6.012%, 12/01/2036 (P)	135,105	146,969
6.032%, 09/01/2037 (P)	198,366	215,785
6.049%, 10/01/2037 (P)	177,899	193,521
6.092%, 11/01/2037 (P)	401,627	436,895
6.268%, 09/01/2037 (P)	1,854,803	2,041,447
6.313%, 10/01/2036 (P)	220,695	240,038

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
6.325%, 07/01/2037 (P)	$115,835	$126,981
6.500%, 10/01/2036	3,619,893	4,001,113
Government National Mortgage Association
3.000%, 07/20/2041 to 08/20/2041	4,880,631	5,079,405
3.000%, 08/20/2041 (P)	956,321	998,911
3.500%, TBA	49,000,000	50,685,914
3.500%, 12/20/2040 to 07/20/2041	8,378,077	8,788,022
3.500%, 05/20/2041 to 08/20/2041 (P)	17,230,040	18,041,523
4.000%, 03/20/2026 to 09/20/2026	123,342,803	132,138,029
4.000%, 04/20/2041 to 05/20/2041 (P)	7,692,018	8,136,629
6.000%, 01/15/2040	11,577,602	12,975,029
6.500%, 12/15/2032	1,481,972	1,660,562

		831,366,914

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,120,691,182)		$1,136,645,907

FOREIGN GOVERNMENT
OBLIGATIONS - 1.39%
Canada - 0.16%
Province of Quebec Canada
2.750%, 08/25/2021	2,740,000	2,719,055
Chile - 0.13%
Republic of Chile
3.250%, 09/14/2021	2,270,000	2,213,250
Hungary - 0.03%
Republic of Hungary
7.625%, 03/29/2041	458,000	446,550
Mexico - 0.30%
Government of Mexico
5.125%, 01/15/2020	1,945,000	2,105,463
5.750%, 10/12/2110	3,026,000	2,980,610

		5,086,073
Qatar - 0.28%
Government of Qatar
4.000%, 01/20/2015 (S)	4,450,000	4,683,625
South Korea - 0.16%
Korea Development Bank
3.250%, 03/09/2016	2,821,000	2,721,089
Sweden - 0.33%
Svensk Exportkredit AB
3.250%, 09/16/2014	5,155,000	5,476,760

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $23,124,076)		$23,346,402

CORPORATE BONDS - 17.89%
Consumer Discretionary - 1.81%
Comcast Cable Communications
Holdings, Inc. 8.375%, 03/15/2013	3,528,000	3,876,573
Daimler Finance North America LLC
1.875%, 09/15/2014 (S)	4,935,000	4,872,538
3.875%, 09/15/2021 (S)	1,745,000	1,704,935
Ford Motor Credit Company LLC
5.875%, 08/02/2021	1,380,000	1,374,589
NBCUniversal Media LLC
2.875%, 04/01/2016	2,910,000	2,964,379
4.375%, 04/01/2021	1,518,000	1,561,486
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	2,228,000	2,381,784

79

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
The Gap, Inc. 5.950%, 04/12/2021	$4,440,000	$4,181,832
Thomson Reuters Corp. 5.950%, 07/15/2013	1,610,000	1,739,682
Time Warner Cable, Inc. 5.500%, 09/01/2041	2,730,000	2,705,411
Time Warner, Inc.
4.750%, 03/29/2021	1,305,000	1,372,238
6.250%, 03/29/2041	1,450,000	1,658,580

		30,394,027
Consumer Staples - 1.14%
Altria Group, Inc.
4.750%, 05/05/2021	1,370,000	1,419,156
10.200%, 02/06/2039	1,095,000	1,590,479
Cencosud SA 5.500%, 01/20/2021 (S)	1,145,000	1,148,365
Kraft Foods, Inc. 6.500%, 02/09/2040	2,275,000	2,788,169
Pepsico, Inc. 2.500%, 05/10/2016	2,715,000	2,812,710
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	3,920,000	4,302,568
The Coca-Cola Company
1.800%, 09/01/2016 (S)	3,310,000	3,321,896
Wal-Mart Stores, Inc. 5.625%, 04/15/2041	1,380,000	1,705,016

		19,088,359
Energy - 2.23%
CNOOC Finance 2011, Ltd.
4.250%, 01/26/2021 (S)	635,000	638,902
CNPC HK Overseas Capital, Ltd.
5.950%, 04/28/2041 (S)	445,000	496,399
Devon Energy Corp. 2.400%, 07/15/2016	2,875,000	2,915,532
El Paso Pipeline Partners
Operating Company LLC
5.000%, 10/01/2021	1,015,000	1,018,284
7.500%, 11/15/2040	1,090,000	1,274,512
Energen Corp. 4.625%, 09/01/2021	3,250,000	3,228,248
Energy Transfer Partners LP
9.000%, 04/15/2019	1,440,000	1,736,467
Enterprise Products Operating LLC
5.700%, 02/15/2042	275,000	290,126
Husky Energy, Inc. 7.250%, 12/15/2019	1,592,000	1,952,972
Kerr-McGee Corp. 6.950%, 07/01/2024	3,835,000	4,489,757
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	1,325,000	1,432,929
Newfield Exploration Company
5.750%, 01/30/2022	1,685,000	1,666,044
Plains All American Pipeline LP/PAA
Finance Corp. 6.650%, 01/15/2037	459,000	508,271
Pride International, Inc. 6.875%, 08/15/2020	1,195,000	1,380,671
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	4,310,000	4,419,565
Talisman Energy, Inc. 7.750%, 06/01/2019	1,960,000	2,410,049
TC Pipelines LP 4.650%, 06/15/2021	465,000	479,010
The Williams Companies, Inc.
7.875%, 09/01/2021	987,000	1,171,689
Transcontinental Gas Pipe Line
Company, LLC 5.400%, 08/15/2041 (S)	250,000	264,119
Western Gas Partners LP 5.375%, 06/01/2021	3,935,000	3,947,946
Williams Companies, Inc., Series A
7.500%, 01/15/2031	1,485,000	1,740,665

		37,462,157
Financials - 6.84%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	8,500,000	8,990,399
American Express Credit Corp.
1.208%, 06/24/2014 (P)	870,000	861,677
2.800%, 09/19/2016	5,045,000	5,023,443
American International Group
4.250%, 09/15/2014	1,840,000	1,790,245

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
5.850%, 01/16/2018	$2,220,000	$2,201,523
Bank of America Corp.
3.750%, 07/12/2016	3,715,000	3,382,110
5.000%, 05/13/2021	4,420,000	3,948,850
6.000%, 09/01/2017	2,425,000	2,334,807
Bank of Nova Scotia 2.150%, 08/03/2016 (S)	1,357,000	1,381,189
Berkshire Hathaway, Inc. 3.750%, 08/15/2021	3,271,000	3,322,469
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/2016 (S)	1,785,000	1,854,276
Capital One Financial Corp.
4.750%, 07/15/2021	3,365,000	3,375,506
Citigroup Funding, Inc. 1.875%, 10/22/2012	3,690,000	3,748,295
Citigroup, Inc.
3.953%, 06/15/2016	3,230,000	3,224,370
5.375%, 08/09/2020	2,295,000	2,380,833
CNA Financial Corp.
5.750%, 08/15/2021	1,685,000	1,702,676
6.500%, 08/15/2016	1,050,000	1,128,709
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA 5.250%, 05/24/2041	3,118,000	3,426,735
Credit Suisse AG 6.000%, 02/15/2018	2,885,000	2,930,551
Credit Suisse New York 4.375%, 08/05/2020	2,130,000	2,063,981
General Electric Capital Corp.
4.625%, 01/07/2021	4,061,000	4,220,744
6.875%, 01/10/2039	915,000	1,052,680
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,365,000	1,332,584
HCP, Inc.
5.650%, 12/15/2013	3,330,000	3,497,922
6.750%, 02/01/2041	965,000	1,037,302
Health Care REIT, Inc. 6.500%, 03/15/2041	1,100,000	1,045,883
HSBC Holdings PLC
5.100%, 04/05/2021	2,500,000	2,578,048
6.800%, 06/01/2038	981,000	983,044
Itau Unibanco Holding SA
6.200%, 04/15/2020 (S)	915,000	925,352
Jefferies Group, Inc. 5.125%, 04/13/2018	1,545,000	1,448,390
JPMorgan Chase & Company
5.600%, 07/15/2041	2,230,000	2,335,660
Kilroy Realty LP
4.800%, 07/15/2018	2,230,000	2,153,569
5.000%, 11/03/2015	830,000	862,089
6.625%, 06/01/2020	1,115,000	1,213,252
Lazard Group LLC
6.850%, 06/15/2017	4,503,000	4,961,779
7.125%, 05/15/2015	3,025,000	3,342,643
Lloyds TSB Bank PLC 6.375%, 01/21/2021	1,775,000	1,752,317
Metlife, Inc. 5.700%, 06/15/2035	925,000	991,189
Nordea Bank AB 4.875%, 05/13/2021 (S)	1,525,000	1,304,935
Protective Life Corp. 8.450%, 10/15/2039	900,000	1,041,733
Prudential Financial, Inc. 5.625%, 05/12/2041	650,000	617,940
Reckson Operating Partnership LP
5.000%, 08/15/2018	565,000	546,663
Standard Chartered PLC
3.200%, 05/12/2016 (S)	3,770,000	3,740,737
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	3,175,000	3,092,942
5.250%, 07/27/2021	1,860,000	1,837,559
6.000%, 06/15/2020	2,240,000	2,307,164
6.250%, 02/01/2041	1,190,000	1,159,924
US Bank NA 5.920%, 05/25/2012	708,732	732,134
WEA Finance LLC 4.625%, 05/10/2021 (S)	1,575,000	1,506,144
WR Berkley Corp. 5.375%, 09/15/2020	1,400,000	1,438,564

80

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Xl Group Ltd. 5.750%, 10/01/2021	$915,000	$910,406

		115,043,936
Health Care - 0.79%
Boston Scientific Corp. 6.400%, 06/15/2016	2,130,000	2,382,128
Coventry Health Care, Inc.
5.450%, 06/15/2021	785,000	848,840
5.950%, 03/15/2017	3,462,000	3,882,166
Gilead Sciences, Inc. 4.500%, 04/01/2021	2,930,000	3,162,619
Life Technologies Corp. 5.000%, 01/15/2021	2,904,000	3,010,937

		13,286,690
Industrials - 0.61%
ABB Treasury Center USA, Inc
2.500%, 06/15/2016 (S)	2,090,000	2,137,182
4.000%, 06/15/2021 (S)	2,090,000	2,105,132
Burlington Northern Santa Fe LLC
5.750%, 05/01/2040	927,000	1,093,534
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	2,730,000	2,935,110
Verisk Analytics, Inc. 5.800%, 05/01/2021	1,720,000	1,933,698

		10,204,656
Information Technology - 0.18%
Adobe Systems, Inc. 4.750%, 02/01/2020	1,838,000	1,933,471
Hewlett-Packard Company
3.000%, 09/15/2016	1,102,000	1,111,952

		3,045,423
Materials - 0.55%
ArcelorMittal 5.500%, 03/01/2021	1,134,000	1,017,491
Braskem America Finance Company
7.125%, 07/22/2041 (S)	1,925,000	1,756,563
Teck Resources, Ltd. 6.250%, 07/15/2041	2,066,000	2,171,967
The Dow Chemical Company
8.550%, 05/15/2019	3,341,000	4,284,465

		9,230,486
Telecommunication Services - 1.26%
America Movil SAB de CV
2.375%, 09/08/2016	2,255,000	2,180,585
6.125%, 03/30/2040	1,860,000	1,934,400
American Tower Corp.
4.500%, 01/15/2018	2,815,000	2,821,086
5.050%, 09/01/2020	792,000	791,456
AT&T, Inc.
5.550%, 08/15/2041	1,135,000	1,225,279
6.400%, 05/15/2038	930,000	1,082,053
CenturyLink, Inc. 7.600%, 09/15/2039	1,508,000	1,359,106
Frontier Communications Corp.
8.250%, 04/15/2017	2,950,000	2,861,500
9.000%, 08/15/2031	680,000	579,700
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	1,550,000	1,482,842
Telemar Norte Leste SA
5.500%, 10/23/2020 (S)	2,582,000	2,452,900
Verizon Wireless Capital LLC
8.500%, 11/15/2018	1,790,000	2,387,805

		21,158,712
Utilities - 2.48%
Ameren Corp. 8.875%, 05/15/2014	2,380,000	2,693,110
CMS Energy Corp.
2.750%, 05/15/2014	1,435,000	1,405,284
5.050%, 02/15/2018	2,355,000	2,328,775
Dominion Resources Inc. 4.900%, 08/01/2041	745,000	773,368
Dominion Resources, Inc. 8.875%, 01/15/2019	4,675,000	6,237,946

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
EDF SA 4.600%, 01/27/2020 (S)	$465,000	$487,590
Great Plains Energy, Inc. 4.850%, 06/01/2021	450,000	474,492
Hydro Quebec 2.000%, 06/30/2016	4,030,000	4,115,621
Korea Hydro & Nuclear Power Company, Ltd.
3.125%, 09/16/2015 (S)	2,580,000	2,522,887
LG&E And Ku Energy LLC
4.375%, 10/01/2021 (S)	2,285,000	2,279,156
Midamerican Energy Holdings Company
6.125%, 04/01/2036	645,000	774,466
6.500%, 09/15/2037	1,365,000	1,711,440
National Grid PLC 6.300%, 08/01/2016	1,100,000	1,265,361
PPL Electric Utilities Corp.
3.000%, 09/15/2021	1,555,000	1,553,750
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	1,930,000	2,024,460
Progress Energy, Inc. 6.850%, 04/15/2012	1,760,000	1,815,503
Public Service Company of Colorado
4.750%, 08/15/2041	390,000	434,703
Puget Energy, Inc. 6.000%, 09/01/2021	2,175,000	2,157,274
Sempra Energy 2.000%, 03/15/2014	3,480,000	3,517,247
The Cleveland Electric Illuminating Company
8.875%, 11/15/2018	2,330,000	3,154,454

		41,726,887

TOTAL CORPORATE BONDS (Cost $295,810,765)		$300,641,333

MUNICIPAL BONDS - 1.19%
California - 0.40%
Los Angeles Community College District
6.750%, 08/01/2049	1,800,000	2,467,494
Los Angeles Department of Water & Power
6.574%, 07/01/2045	1,110,000	1,431,767
State of California
7.600%, 11/01/2040	2,270,000	2,836,978

		6,736,239
Illinois - 0.31%
State of Illinois
5.365%, 03/01/2017	1,630,000	1,720,563
5.665%, 03/01/2018	1,620,000	1,726,094
5.877%, 03/01/2019	1,625,000	1,737,271

		5,183,928
Nevada - 0.14%
County of Clark
6.820%, 07/01/2045	1,885,000	2,386,184
New Jersey - 0.19%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	2,305,000	3,143,282
Texas - 0.15%
North Texas Tollway Authority
6.718%, 01/01/2049	2,045,000	2,610,708

TOTAL MUNICIPAL BONDS (Cost $16,587,030)		$20,060,341

CAPITAL PREFERRED SECURITIES - 0.12%
Financials - 0.12%
JPMorgan Chase Capital XXV
6.800%, 10/01/2037	1,970,000	1,981,487

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,941,596)		$1,981,487

81

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.82%
Commercial & Residential - 8.63%
Americold LLC Trust, Series 2010-ARTA,
Class A1 3.847%, 01/14/2029 (S)	$3,740,236	$3,901,380
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	692,555	696,773
Series 2002-2, Class B,
5.271%, 07/11/2043	675,000	679,059
Series 2006-6, Class A4,
5.356%, 10/10/2045	8,623,000	9,003,188
Series 2007-1 A2,
5.381%, 01/15/2049	1,566,163	1,568,161
Series 2006-5, Class A4,
5.414%, 09/10/2047	786,000	820,980
Series 2002-PB2, Class B,
6.309%, 06/11/2035	236,000	236,015
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	82,071	82,539
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	1,444,973	1,449,986
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class AM 5.398%, 07/15/2044 (P)	2,084,000	2,143,227
Commercial Mortgage Pass
Through Certificates
Series 2004-B4A, Class A5,
4.840%, 10/15/2037	6,691,000	6,979,810
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	2,376,000	2,371,332
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-CPN1, Class B,
4.723%, 03/15/2035	1,013,000	1,016,995
Series 2005-C3, Class AM,
4.730%, 07/15/2037	1,508,000	1,509,975
Series 2005-C1, Class A3,
4.813%, 02/15/2038	2,029,976	2,063,142
Series 2005-C2, Class A4,
4.832%, 04/15/2037	3,259,000	3,437,528
Series 2002-CP5, Class A2,
4.940%, 12/15/2035	2,963,000	3,040,693
Series 2003-C4, Class B,
5.253%, 08/15/2036 (P)	1,479,000	1,539,698
Series 2002-CP3, Class A3,
5.603%, 07/15/2035	566,802	575,688
Series 2001-CK6 A3,
6.387%, 08/15/2036	99,193	99,074
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	3,692,000	3,799,718
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	5,976,975	6,231,283
Extended Stay America Trust,
Series 2010-ESHA, Class A
2.951%, 11/05/2027 (S)	7,258,645	7,142,216
First Union National Bank Commercial
Mortgage, Series 2001-C4, Class B
6.417%, 12/12/2033	305,000	304,675
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AM,
5.290%, 11/10/2045 (P)	2,918,000	2,787,843

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GMAC Commercial Mortgage
Securities, Inc. (continued)
Series 2003-C2, Class D,
5.654%, 05/10/2040 (P)	$622,000	$620,679
Series 2001-C2, Class A2,
6.700%, 04/15/2034	81,929	81,808
Series 2001-C2, Class B,
6.790%, 04/15/2034	336,000	335,396
Greenwich Capital Commercial
Funding Corp., Series 2005-GG5, Class A5
5.224%, 04/10/2037 (P)	5,393,000	5,728,563
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4
4.761%, 07/10/2039	1,002,000	1,056,463
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	4,592,404	4,843,551
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	1,246,780	1,252,798
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	6,326,613	6,560,906
Series 2011-C5 A3,
4.171%, 08/15/2046	2,149,000	2,216,117
Series 2003-C1, Class A1,
4.275%, 01/12/2037	658,141	663,152
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	3,883,000	3,869,468
Series 2003-CB6, Class A1,
4.393%, 07/12/2037	289,827	292,096
Series 2002-C2, Class A2,
5.050%, 12/12/2034	1,318,072	1,354,835
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	4,007,000	4,245,220
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	842,133	859,083
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	723,000	728,091
Series 2006-lDP9 A1S,
5.284%, 05/15/2047	249,572	249,669
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	6,775,000	7,000,553
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	1,465,000	1,520,030
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	2,465,000	2,692,391
Series 2007-C1 ASB,
5.857%, 02/15/2051	1,152,000	1,229,683
Series 2002-CIB4, Class C,
6.450%, 05/12/2034 (P)	1,546,000	1,545,116
Series 2001-CIB3, Class A3,
6.465%, 11/15/2035	500,995	500,430
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	853,000	850,910
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
6.130%, 07/15/2044 (P)	826,000	869,434
LB-UBS Commercial Mortgage Trust
Series 2002-C4, Class A4,
4.563%, 09/15/2026	196,568	198,003
Series 2004-C7, Class A5,
4.628%, 10/15/2029	495,000	510,836
Series 2005-C2, Class A4,
4.998%, 04/15/2030	2,935,000	2,976,862

82

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial
Mortgage Trust (continued)
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	$840,000	$885,342
Series 2007-C1, Class A4,
5.424%, 02/15/2040	2,883,000	3,044,855
Series 2002-C2, Class A4,
5.594%, 06/15/2031	907,000	920,462
Series 2007-C6, Class A3,
5.933%, 07/15/2040	3,739,000	3,912,093
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	721,000	736,948
Series 2005-MKB2, Class A4,
5.204%, 09/12/2042 (P)	2,507,000	2,675,144
Morgan Stanley Capital I
Series 2011-C3 A2,
3.224%, 07/15/2049	1,848,000	1,873,645
Series 2011-C3 A4,
4.118%, 07/15/2049	926,000	949,666
Series 2004-T13, Class A3,
4.390%, 09/13/2045	660,757	674,263
Series 2004-T15, Class A3,
5.030%, 06/13/2041	—	0
Series 2006-IQ12, Class ANM,
5.310%, 12/15/2043	2,287,278	2,283,488
Series 2007-HQ13, Class A1,
5.357%, 12/15/2044	811,135	812,622
Series 2008-HQ8, Class AM,
5.647%, 03/12/2044 (P)	1,055,000	1,044,334
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	807,000	827,413
Series 2001, Class A4,
6.390%, 07/15/2033	156,019	155,925
Series 2002-HQ, Class B,
6.640%, 04/15/2034	671,000	676,502
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.345%, 02/25/2047 (P)	30,621	24,309
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
7.313%, 03/15/2030 (P)	3,120,000	3,309,465
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	671,400	664,179
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	951,940	946,824
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4 A1 5.544%, 08/15/2039 (P)	119,336	119,372
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	158,707	158,999

		145,028,971
U.S. Government Agency - 8.19%
Federal Home Loan Mortgage Corp.
Series 3704, Class CA,
4.000%, 12/15/2036	11,209,895	11,876,865
Series 3508, Class PK,
4.000%, 02/15/2039	1,061,027	1,118,618
Series 3631, Class PA,
4.000%, 02/15/2040	4,051,369	4,286,871

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K005, Class A2,
4.317%, 11/25/2019	$2,707,000	$3,007,067
Series 3598, Class MA,
4.500%, 11/15/2038	2,116,009	2,236,641
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	1,094,000	1,210,751
Series 3626, Class MB,
5.000%, 03/15/2032	1,302,000	1,432,058
Series 3455, Class A,
5.000%, 06/15/2038	4,085,290	4,374,119
Series 2005-3028, Class PG,
5.500%, 09/15/2035	869,762	975,940
Series 2005-3035, Class PA,
5.500%, 09/15/2035	4,691,892	5,218,938
Series 2980, Class QA,
6.000%, 05/15/2035	2,984,168	3,335,643
Series T-48, Class 1A,
6.312%, 07/25/2033 (P)	65,970	72,309
Series T-57, Class 1A3,
7.500%, 07/25/2043	731,633	841,916
Series T-59, Class 1A3,
7.500%, 10/25/2043	958,855	1,137,925
Series T-60, Class 1A3,
7.500%, 03/25/2044	1,002,688	1,160,498
Federal National Mortgage Association
Series 2009-66, Class KE,
4.000%, 09/25/2039	6,434,919	6,796,163
Series 2010-135, Class LM,
4.000%, 12/25/2040	423,573	452,722
Series 2009-M2, Class A3,
4.001%, 01/25/2019	2,737,000	2,989,276
Series 2009-M1, Class A2,
4.287%, 07/25/2019	2,905,000	3,229,572
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	10,746,000	11,952,146
Series 2010-M1, Class A2,
4.450%, 09/25/2019	946,000	1,052,472
4.500%, 09/25/2039	1,393,050	1,494,614
Series 3652, Class AP,
4.500%, 03/15/2040	11,177,039	12,122,850
Series 2010-54, Class EA,
4.500%, 06/25/2040	7,910,240	8,535,171
Series 2011-53, Class DT,
4.500%, 06/25/2041	5,497,255	5,910,718
Series 2009-11, Class LC,
4.500%, 03/25/2049	3,946,558	4,166,918
Series 2009-78, Class J,
5.000%, 09/25/2019	2,907,985	3,120,348
Series 2005-5, Class PA,
5.000%, 01/25/2035	1,552,724	1,684,947
Series 2005-64, Class PL,
5.500%, 07/25/2035	1,627,511	1,814,799
Series 2005-58, Class MA,
5.500%, 07/25/2035	224,070	249,541
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	1,000,000	1,173,210
Series 2002-95, Class DB,
6.000%, 01/25/2033	3,102,000	3,557,452
Series 2006-56, Class CA,
6.000%, 07/25/2036	736,687	816,167
Series 2009-105, Class CB,
6.000%, 12/25/2039	6,491,140	7,133,068

83

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2002-33, Class A2,
7.500%, 06/25/2032	$734,196	$845,659
Government National Mortgage Association
Series 2005-78, Class A,
5.000%, 07/16/2033	13,677,834	14,830,261
Series 2003-79, Class PV,
5.500%, 10/20/2023	1,263,914	1,417,311

		137,631,544

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $279,458,576)		$282,660,515

ASSET BACKED SECURITIES - 7.24%
Ally Auto Receivables Trust, Series 2011-4,
Class A4 1.140%, 06/15/2016	2,113,000	2,111,018
Ally Master Owner Trust, aSeries 2011-4,
Class A2 1.540%, 09/15/2016	2,330,000	2,329,386
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5,
0.289%, 01/15/2016 (P)	379,000	378,073
Series 2005-A10, Class A,
0.309%, 09/15/2015 (P)	1,886,000	1,883,569
Series 2004-A4, Class A4,
0.449%, 03/15/2017 (P)	991,000	989,882
Chase Issuance Trust
Series 2005-A6, Class A6,
0.299%, 07/15/2014 (P)	1,411,000	1,410,419
Series 2005-a11, Class A,
0.299%, 12/15/2014 (P)	4,316,000	4,314,611
Citibank Omni Master Trust
Series 2009-A8, Class A8,
2.329%, 05/16/2016 (S)(P)	6,617,000	6,673,318
Series 2009-A14A, Class A14,
2.979%, 08/15/2018 (P)(S)	12,113,000	12,673,631
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.275%, 12/25/2036 (P)	34,936	33,718
Discover Card Master Trust, Series 2009-A1,
Class A1 1.529%, 12/15/2014 (P)	2,017,000	2,034,525
Federal Home Loan Mortgage Corp.
2.400%, 12/15/2041	4,599,000	4,693,315
Federal National Mortgage Association
5.500%, 10/25/2041	2,624,000	2,901,980
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A 3.690%, 07/15/2015	2,519,000	2,578,645
Goal Capital Funding Trust, Series 2006-1,
Class A3 0.432%, 11/25/2026 (P)	7,463,000	7,036,166
Hyundai Auto Receivables Trust,
Series 2011-C A4 1.300%, 02/15/2018	1,842,000	1,841,522
MBNA Master Credit Card Trust,
Series 1997-B, Class A
0.389%, 08/15/2014 (P)	8,459,000	8,460,134
MMCA Automobile Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	1,693,000	1,729,897
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.275%, 01/25/2037 (P)	14,771	14,386
Morgan Stanley Home Equity Loan Trust,
Series 2007-1, Class A1
0.285%, 12/25/2036 (P)	4,838	4,765

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust
Series 2006-2, Class A4,
0.333%, 10/26/2026 (P)	$3,592,000	$3,560,793
Series 2007-1, Class A3,
0.382%, 05/27/2025 (P)	5,476,000	5,008,639
Series 2006-1, Class A4,
0.393%, 11/23/2022 (P)	3,117,000	3,043,576
Series 2005-2, Class A5,
0.455%, 03/23/2037 (P)	1,841,000	1,669,906
Series 2008-3, Class A4,
1.962%, 11/25/2024 (P)	6,380,000	6,586,337
SLC Student Loan Trust, Series 2007-2,
Class A2 0.686%, 05/15/2028 (P)	4,910,000	4,718,864
SLM Student Loan Trust
Series 2007-4, Class A3,
0.313%, 01/25/2022 (P)	1,482,000	1,471,492
Series 2006-4, Class A5,
0.353%, 10/25/2025 (P)	975,000	949,119
Series 2005-6, Class A5A,
0.363%, 07/27/2026 (P)	5,505,000	5,339,058
Series 2004-3, Class A5,
0.423%, 07/25/2023 (P)	1,839,000	1,781,748
Series 2003-14, Class A5,
0.483%, 01/25/2023 (P)	6,845,000	6,735,814
Series 2008-6, Class A2,
0.803%, 10/25/2017 (P)	1,186,895	1,186,757
Series 2008-4, Class A2,
1.303%, 07/25/2016 (P)	2,573,000	2,603,191
Series 2008-9, Class A,
1.753%, 04/25/2023 (P)	3,374,281	3,465,981
SMS Student Loan Trust, Series 2000-A,
Class A2 0.443%, 10/28/2028 (P)	2,767,232	2,757,029
World Financial Network Credit Card
Master Trust, Series 2009-A, Class A
4.600%, 09/15/2015	3,923,000	3,940,815
World Omni Auto Receivables Trust,
Series 2008-A A4 4.740%, 10/15/2013	2,733,571	2,785,684

TOTAL ASSET BACKED SECURITIES (Cost $121,787,176)		$121,697,763

SECURITIES LENDING COLLATERAL - 3.79%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	6,366,118	63,694,283

TOTAL SECURITIES LENDING
COLLATERAL (Cost $63,687,643)		$63,694,283

SHORT-TERM INVESTMENTS - 3.08%
Money Market Funds - 3.08%
State Street Institutional Liquid Reserves
Fund, 0.0927% (Y)	51,698,150	51,698,150

TOTAL SHORT-TERM INVESTMENTS (Cost $51,698,150)		$51,698,150

Total Investments (Core Bond Trust)
(Cost $1,974,786,194) - 119.15%		$2,002,426,181
Other assets and liabilities, net - (19.15%)		(321,900,965)

TOTAL NET ASSETS - 100.00%		$1,680,525,216

SALE COMMITMENTS OUTSTANDING - (1.49)%
U.S. Government Agency - (1.49)%
Federal National Mortgage Association
4.500%, TBA	(13,050,000)	(13,833,312)
5.000%, TBA	(7,200,000)	(7,730,250)

84

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SALE COMMITMENTS OUTSTANDING (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp.
4.500%, TBA	(3,300,000)	$(3,491,478)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(25,086,953))		$(25,055,040)

Core Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 87.42%
John Hancock Variable Insurance Trust (G) - 87.42%
500 Index, Series NAV (John Hancock) (A)(2)	2,237,651	$21,951,355
Disciplined Diversification, Series NAV (DFA)	9,396,493	105,616,583
International Index, Series NAV
(John Hancock) (A)(2)	1,465,668	21,061,650
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	197,317	2,947,917
Small Cap Index, Series NAV
(John Hancock) (A)(2)	281,734	3,228,671
Fixed Income - 12.60%
John Hancock Variable Insurance Trust (G) - 12.60%
Total Bond Market A,
Series NAV (Declaration) (A)	1,528,934	22,307,143

TOTAL INVESTMENT COMPANIES (Cost $184,218,612)		$177,113,319

Total Investments (Core Disciplined Diversification Trust)
(Cost $184,218,612) - 100.02%		$177,113,319
Other assets and liabilities, net - (0.02%)		(30,564)

TOTAL NET ASSETS - 100.00%		$177,082,755

Core Diversified Growth & Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.99%
Affiliated Investment Companies - 40.04%
Equity - 27.69%
John Hancock Variable Insurance Trust (G) - 27.69%
500 Index, Series NAV (John Hancock) (A)(2)	105,060	$1,030,639
International Index, Series NAV
(John Hancock) (A)(2)	13,663	196,338
Fixed Income - 12.35%
John Hancock Variable Insurance Trust (G) - 12.35%
Total Bond Market A,
Series NAV (Declaration) (A)	37,532	547,596
Unaffiliated Investment Companies - 59.95%
Equity - 41.40%
American Funds Insurance Series - 41.40%
American Blue Chip Income & Growth
Fund - Class 1	43,026	355,821
American Global Growth Fund - Class 1	17,801	327,368
American Growth Fund - Class 1	7,233	349,130

Core Diversified Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
American Funds Insurance Series (continued)
American Growth-Income Fund - Class 1	22,046	$675,060
American International Fund - Class 1	8,651	127,260
Fixed Income - 18.55%
American Funds Insurance Series - 18.55%
American U.S. Government Fund - Class 1	62,596	821,891

TOTAL INVESTMENT COMPANIES (Cost $4,590,210)		$4,431,103

Total Investments (Core Diversified Growth & Income Trust)
(Cost $4,590,210) - 99.99%		$4,431,103
Other assets and liabilities, net - 0.01%		292

TOTAL NET ASSETS - 100.00%		$4,431,395

Core Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 40.09%
Equity - 23.09%
John Hancock Variable Insurance Trust (G) - 23.09%
500 Index, Series NAV (John Hancock) (A)(2)	4,868,483	$47,759,819
International Index, Series NAV
(John Hancock) (A)(2)	894,807	12,858,382
Fixed Income - 17.00%
John Hancock Variable Insurance Trust (G) - 17.00%
Total Bond Market A,
Series NAV (Declaration) (A)	3,057,635	44,610,900
Unaffiliated Investment Companies - 59.92%
Equity - 34.42%
American Funds Insurance Series - 34.42%
American Blue Chip Income & Growth
Fund - Class 1	2,180,198	18,030,236
American Growth Fund - Class 1	360,261	17,389,774
American Growth-Income Fund - Class 1	1,165,548	35,689,076
American International Fund - Class 1	1,307,457	19,232,688
Fixed Income - 25.50%
American Funds Insurance Series - 25.50%
American U.S. Government Fund - Class 1	5,096,447	66,916,350

TOTAL INVESTMENT COMPANIES (Cost $260,258,144)		$262,487,225

Total Investments (Core Fundamental Holdings Trust)
(Cost $260,258,144) - 100.01%		$262,487,225
Other assets and liabilities, net - (0.01%)		(26,653)

TOTAL NET ASSETS - 100.00%		$262,460,572

Core Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 40.06%
Equity - 25.18%

85

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Global Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) - 25.18%
500 Index, Series NAV (John Hancock) (A)(2)	2,723,119	$26,713,799
International Index, Series NAV
(John Hancock) (A)(2)	3,349,577	48,133,425
Fixed Income - 14.88%
John Hancock Variable Insurance Trust (G) - 14.88%
Total Bond Market A,
Series NAV (Declaration) (A)	3,033,074	44,252,550
Unaffiliated Investment Companies - 59.95%
Equity - 37.62%
American Funds Insurance Series - 37.62%
American Global Growth Fund - Class 1	2,681,758	49,317,538
American Growth-Income Fund - Class 1	474,606	14,532,432
American International Fund - Class 1	3,261,265	47,973,201
Fixed Income - 22.33%
American Funds Insurance Series - 22.33%
American U.S. Government Fund - Class 1	5,055,508	66,378,826

TOTAL INVESTMENT COMPANIES (Cost $312,883,457)		$297,301,771

Total Investments (Core Global Diversification Trust)
(Cost $312,883,457) - 100.01%		$297,301,771
Other assets and liabilities, net - (0.01%)		(25,355)

TOTAL NET ASSETS - 100.00%		$297,276,416

Core Strategy Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
Affiliated Investment Companies - 100.00%
Equity - 67.16%
John Hancock Variable Insurance Trust (G) - 67.16%
500 Index, Series NAV (John Hancock) (A)(2)	26,733,971	$262,260,256
International Index, Series NAV
(John Hancock) (A)(2)	7,998,604	114,939,933
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	2,855,098	42,655,158
Small Cap Index, Series NAV
(John Hancock) (A)(2)	1,597,792	18,310,697
Fixed Income - 32.84%
John Hancock Variable Insurance Trust (G) - 32.84%
Total Bond Market A,
Series NAV (Declaration) (A)	14,682,411	214,216,371

		652,382,415

TOTAL INVESTMENT COMPANIES (Cost $624,230,150)		$652,382,415

Total Investments (Core Strategy Trust)
(Cost $624,230,150) - 100.00%		$652,382,415
Other assets and liabilities, net - 0.00%		(22,080)

TOTAL NET ASSETS - 100.00%		$652,360,335

Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 67.15%
Consumer Discretionary - 8.57%

Auto Components
Aisin Seiki Company, Ltd.	900	$29,901
American Axle &
Manufacturing Holdings, Inc. (I)	1,000	7,630
Amerigon, Inc. (I)	400	5,092
Amtek Auto, Ltd.	2,715	6,999
Autoliv, Inc.	1,400	67,900
Autoneum Holding AG (I)	46	2,773
Bharat Forge, Ltd.	2,488	13,468
BorgWarner, Inc. (I)(L)	1,600	96,848
Bosch, Ltd.	79	11,342
Bridgestone Corp.	3,000	68,023
Cheng Shin Rubber Industry Company, Ltd.	9,900	20,507
Cie Generale des Etablissements Michelin	1,321	78,888
Compagnie Plastic Omnium SA	1,125	26,496
Continental AG (I)	583	33,502
Cooper Tire & Rubber Company	800	8,712
Dana Holding Corp. (I)	2,163	22,712
Denso Corp.	2,400	76,924
Depo Auto Parts Industrial Company, Ltd.	3,000	5,423
Dongyang Mechatronics Corp.	810	9,531
Dorman Products, Inc. (I)	300	9,924
Drew Industries, Inc.	500	9,990
ElringKlinger AG	874	20,253
Exedy Corp.	200	7,545
Exide Industries, Ltd.	3,342	8,693
Exide Technologies (I)	1,700	6,800
Faurecia	464	9,897
FCC Company, Ltd.	500	10,377
Federal-Mogul Corp. (I)	1,500	22,125
Firma Oponiarska Debica SA	320	5,266
Fuel Systems Solutions, Inc. (I)(L)	300	5,763
Futaba Industrial Company, Ltd.	400	3,071
Gentex Corp.	1,900	45,695
GKN PLC	14,913	40,317
Hankook Tire Company, Ltd.	830	27,904
Hwa Shin Company, Ltd.	830	10,200
Hyundai Mobis	265	75,261
Johnson Controls, Inc.	6,264	165,182
Kayaba Industry Company, Ltd.	2,000	11,202
Keihin Corp.	300	5,135
Kenda Rubber Industrial Company, Ltd.	10,000	10,692
Koito Manufacturing Company, Ltd.	1,000	15,745
Lear Corp.	1,600	68,640
Leoni AG	304	9,752
Linamar Corp.	400	5,214
Magna International, Inc.	1,947	64,380
Minth Group, Ltd.	6,000	5,345
Modine Manufacturing Company (I)	1,300	11,778
Motherson Sumi Systems, Ltd.	2,741	9,871
Nan Kang Rubber Tire Company, Ltd.	8,501	13,544
Nexen Tire Corp.	1,090	17,442
NGK Spark Plug Company, Ltd.	1,000	13,538
NHK Spring Company, Ltd.	2,000	17,642
Nissin Kogyo Company, Ltd.	600	8,947
NOK Corp.	800	14,385
Nokian Renkaat OYJ	853	25,431
Pirelli & Company SpA	2,380	16,889
Plascar Participacoes Industriais SA (I)	700	800
Press Kogyo Company, Ltd.	1,000	4,462
Riken Corp.	1,000	4,155
S&T Dynamics Company, Ltd.	570	6,719
Sanden Corp.	1,000	3,476
Showa Corp. (I)	1,500	8,856

86

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Auto Components (continued)
Sri Trang Agro-Industry PCL	7,000	$3,603
Standard Motor Products, Inc.	500	6,485
Stanley Electric Company, Ltd.	800	12,084
Stoneridge, Inc. (I)	200	1,044
Sumitomo Rubber Industries, Inc.	1,500	19,191
Superior Industries International, Inc.	500	7,725
Tachi-S Company, Ltd.	500	8,792
Takata Corp.	200	4,540
Tenneco, Inc. (I)	300	7,683
The Goodyear Tire & Rubber Company (I)	2,800	28,252
The Yokohama Rubber Company, Ltd.	2,000	11,601
Tianneng Power International, Ltd.	3,600	1,461
Tokai Rika Company, Ltd.	600	10,795
Tong Yang Industry Company, Ltd.	6,420	5,823
Topre Corp.	1,100	10,869
Toyoda Gosei Company, Ltd.	600	11,354
Toyota Boshoku Corp.	200	2,861
TRW Automotive Holdings Corp. (I)	2,300	75,279
TS Tech Company, Ltd.	300	4,375
UMW Holdings BHD	7,700	16,301
Valeo SA	771	32,376
Visteon Corp. (I)	600	25,800
Xinyi Glass Holdings Company, Ltd.	14,000	5,811

		1,765,079

Automobiles
Astra International Tbk PT	11,500	81,223
AviChina Industry & Technology Co Ltd	8,000	2,415
Bajaj Auto, Ltd.	482	15,056
Bayerische Motoren Werke (BMW) AG	1,729	114,564
Brilliance China Automotive Holdings, Ltd. (I)	58,000	43,829
BYD Company, Ltd., Class H (I)	3,000	4,917
Daihatsu Motor Company, Ltd.	1,000	18,077
Daimler AG	4,973	220,276
Dongfeng Motor Group Company, Ltd.	28,000	37,108
DRB-Hicom BHD	17,200	9,256
Fiat SpA	4,991	26,974
Fleetwood Corp., Ltd.	1,862	20,053
Ford Motor Company (I)	24,900	240,783
Ford Otomotiv Sanayi AS	1,110	7,738
Fuji Heavy Industries, Ltd.	5,000	29,207
Geely Automobile Holdings Company, Ltd.	45,000	9,696
Great Wall Motor Company, Ltd.	10,000	11,168
Guangzhou Automobile Group Company, Ltd.	30,233	29,097
Harley-Davidson, Inc.	2,800	96,124
Hero Honda Motors, Ltd.	572	22,603
Honda Motor Company, Ltd.	8,600	252,152
Hyundai Motor Company, Ltd.	896	157,171
Immsi SpA	4,536	3,519
Isuzu Motors, Ltd.	8,000	34,253
Kia Motors Corp.	1,351	80,753
Mahindra & Mahindra, Ltd.	2,490	40,602
Maruti Suzuki India, Ltd.	284	6,461
Mazda Motor Corp. (I)(L)	9,000	18,118
Mitsubishi Motors Corp. (I)	19,000	25,099
Nissan Motor Company, Ltd.	11,200	98,977
Peugeot SA	1,042	22,170
Proton Holdings BHD	5,500	4,725
Renault SA	1,576	52,236
Sanyang Industrial Company, Ltd.	44,520	24,319
Suzuki Motor Corp.	1,800	39,596
TAN Chong Motor Holdings BHD	2,300	3,183
Tesla Motors, Inc. (I)(L)	1,200	29,268
Thor Industries, Inc.	700	15,505
Tofas Turk Otomobil Fabrik AS	1,937	6,862
Toyota Motor Corp.	2,200	75,206

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Automobiles (continued)
Toyota Motor Corp. (L)	6,200	$423,212
Volkswagen AG	295	36,560
Winnebago Industries, Inc. (I)	400	2,768
Yamaha Motor Company, Ltd. (I)	2,600	34,052
Yulon Motor Company, Ltd.	9,000	16,747

		2,543,678

Chemicals
Nifco, Inc.	200	5,126

Distributors
Audiovox Corp., Class A (I)	700	3,843
Canon Sales Company, Inc.	700	8,497
Cfao Sa	4	143
Core-Mark Holding Company, Inc.	100	3,063
D’ieteren SA	280	13,938
Dah Chong Hong Holdings, Ltd.	8,000	7,983
Delticom AG	67	5,804
Dogus Otomotiv Servis ve Ticaret AS (I)	2,597	5,895
Doshisha Company, Ltd.	300	8,637
Genuine Parts Company	2,200	111,760
Headlam Group PLC	474	1,807
Imperial Holdings, Ltd.	1,333	17,328
Inchcape PLC	4,402	19,057
Jardine Cycle and Carriage, Ltd.	1,000	31,744
Li & Fung, Ltd.	16,000	26,388
LKQ Corp. (I)	1,800	43,488
Oceanus Group, Ltd. (I)	21,000	1,987
Pacific Brands, Ltd.	5,817	3,713
Pool Corp.	700	18,326
Silver Base Group Holdings, Ltd.	3,000	2,634
Smiths News PLC	5,009	6,655
Test-Rite International Company, Ltd.	14,000	9,943
Uni-Select, Inc.	200	5,000
Yokohama Reito Company, Ltd.	1,000	7,587

		365,220

Diversified Consumer Services
Advtech, Ltd.	11,287	7,764
American Public Education, Inc. (I)	200	6,800
Anhanguera Educacional Participacoes SA	800	10,297
Apollo Group, Inc., Class A (I)	800	31,688
Ascent Media Corp., Class A (I)	200	7,864
Benesse Holdings, Inc.	400	17,622
Bridgepoint Education, Inc. (I)(L)	500	8,720
Cambium Learning Group, Inc. (I)	4,211	12,591
Capella Education Company (I)	300	8,514
Career Education Corp. (I)(L)	1,300	16,965
Coinstar, Inc. (I)(L)	500	20,000
Corinthian Colleges, Inc. (I)(L)	1,100	1,716
DeVry, Inc.	912	33,708
Educomp Solutions, Ltd.	690	3,277
Estacio Participacoes SA	700	6,143
Grand Canyon Education, Inc. (I)	600	9,690
H&R Block, Inc. (L)	2,100	27,951
Hillenbrand, Inc.	900	16,560
ITT Educational Services, Inc. (I)(L)	500	28,790
Jackson Hewitt Tax Service, Inc. (I)	100	1
K12, Inc. (I)	500	12,730
Kroton Educacional SA (I)	400	3,819
Learning Tree International, Inc. (I)	300	2,196
Lincoln Educational Services Corp.	400	3,236
Mac-Gray Corp.	400	5,164
Matthews International Corp., Class A	400	12,304
Navitas, Ltd.	2,006	7,397
Raffles Education Corp., Ltd.	7,333	2,475

87

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Diversified Consumer Services (continued)
Regis Corp.	1,100	$15,499
Service Corp. International	3,200	29,312
Sotheby’s	800	22,056
Steiner Leisure, Ltd. (I)	200	8,154
Stewart Enterprises, Inc., Class A (L)	1,600	9,520
Strayer Education, Inc. (L)	300	23,001
Universal Technical Institute, Inc. (I)	300	4,077
Weight Watchers International, Inc.	1,100	64,075

		501,676

Hotels, Restaurants & Leisure
Accor SA	755	20,096
AFC Enterprises, Inc. (I)	500	5,915
Ajisen China Holdings, Ltd.	8,000	9,159
Alsea SAB de CV	5,300	3,860
Ambassadors Group, Inc.	200	1,146
Ameristar Casinos, Inc.	1,000	16,050
Amrest Holdings SE (I)	371	7,501
Aristocrat Leisure, Ltd.	3,696	7,368
Associated International Hotels, Ltd.	2,000	3,647
Atom Corp. (I)	2,500	8,725
Autogrill SpA	1,195	12,010
Bally Technologies, Inc. (I)	700	18,886
Berjaya Sports Toto BHD	3,642	4,825
Betsson Abbetsson AB (I)	583	10,891
Biglari Holdings, Inc. (I)	25	7,410
BJ’s Restaurants, Inc. (I)	300	13,233
Bob Evans Farms, Inc.	500	14,260
Boyd Gaming Corp. (I)	1,600	7,840
Brinker International, Inc.	1,600	33,472
Buffalo Wild Wings, Inc. (I)	300	17,940
Cafe de Coral Holdings, Ltd.	2,000	4,718
Carnival Corp.	6,000	181,800
Carnival PLC	1,500	46,185
CEC Entertainment, Inc.	300	8,541
China Energy Development Holdings, Ltd. (I)	160,000	2,204
China Travel International Investment
Hong Kong, Ltd.	22,000	2,827
Chipotle Mexican Grill, Inc. (I)(L)	300	90,885
Choice Hotels International, Inc. (L)	900	26,748
Churchill Downs, Inc.	200	7,806
City Lodge Hotels, Ltd.	313	2,421
Club Mediterranee SA (I)	311	5,356
Colowide Company, Ltd.	1,500	9,761
Compass Group PLC	12,919	104,469
Cracker Barrel Old Country Store, Inc.	300	12,024
Crown, Ltd.	3,414	26,014
Darden Restaurants, Inc.	1,600	68,400
DineEquity, Inc. (I)	300	11,547
Domino’s Pizza Enterprises, Ltd.	475	3,002
Domino’s Pizza, Inc. (I)	900	24,525
Doutor Nichires Holdings Company, Ltd.	700	8,842
Echo Entertainment Group, Ltd. (I)	5,372	18,762
Einstein Noah Restaurant Group, Inc.	400	5,132
Enterprise Inns PLC (I)	1,488	768
Euro Disney SCA (I)	1,146	7,096
Flight Centre, Ltd.	476	7,728
Fuji Kyuko Company, Ltd.	2,000	12,803
Galaxy Entertainment Group, Ltd. (I)	6,000	8,429
Gaylord Entertainment Company (I)	900	17,406
Genting BHD	10,800	30,568
Genting Singapore PLC (I)	25,000	29,053
Great Canadian Gaming Corp. (I)	400	2,924
Greene King PLC	1,452	9,809
HIS Company, Ltd.	400	11,792
Hotel Properties, Ltd.	2,000	3,100

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Hotels, Restaurants & Leisure (continued)
Hotel Shilla Company, Ltd.	460	$13,635
Hyatt Hotels Corp., Class A (I)	500	15,685
Indian Hotels Company, Ltd.	1,727	2,489
Intercontinental Hotels Group PLC	2,200	35,376
International Game Technology	2,400	34,872
International Speedway Corp., Class A	500	11,420
Interval Leisure Group, Inc. (I)	720	9,590
Intralot SA-integrated Lottery Systems
& Services	1,792	2,077
Isle of Capri Casinos, Inc. (I)	600	2,904
J.D. Wetherspoon PLC	642	3,876
Jack in the Box, Inc. (I)	900	17,928
Jollibee Foods Corp.	6,100	11,730
Kangwon Land, Inc.	910	20,562
Kappa Create Company, Ltd.	350	7,794
KFC Holdings Malaysia BHD	4,700	4,840
Kisoji Company, Ltd.	400	7,530
Krispy Kreme Doughnuts, Inc. (I)	1,400	9,548
Kuoni Reisen Holding AG (I)	39	11,690
Ladbrokes PLC	7,440	13,738
Las Vegas Sands Corp. (I)	6,100	233,874
Life Time Fitness, Inc. (I)	800	29,480
Lottomatica SpA (I)	447	6,976
Luby’s, Inc. (I)	139	570
Marcus Corp.	300	2,985
Marriott International, Inc., Class A	2,429	66,166
Marston’s PLC	2,935	4,244
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	222	1,536
McDonald’s Corp.	6,900	605,958
MGM Resorts International (I)(L)	5,300	49,237
Millennium & Copthorne Hotels PLC	2,080	12,929
Minor International PCL, Foreign Shares	31,600	10,471
Mitchells & Butlers PLC (I)	4,567	16,634
Monarch Casino & Resort, Inc. (I)	200	1,956
MOS Food Services, Inc.	500	10,199
Multimedia Games Holding Company, Inc. (I)	1,200	4,848
NH Hoteles SA (I)	580	2,393
OPAP SA	1,350	13,697
Orbis SA (I)	719	7,952
Orient Express Hotels, Ltd., Class A (I)	1,400	9,674
Oriental Land Company, Ltd.	300	32,013
Overseas Union Enterprise, Ltd.	5,000	8,113
P.F. Chang’s China Bistro, Inc. (L)	300	8,172
Paddy Power PLC	155	7,976
Panera Bread Company, Class A (I)	400	41,576
Papa John’s International, Inc. (I)	500	15,200
PartyGaming PLC	7,836	14,936
Peet’s Coffee & Tea, Inc. (I)(L)	200	11,128
Penn National Gaming, Inc. (I)	1,200	39,948
Pierre & Vacances SA	194	7,750
Pinnacle Entertainment, Inc. (I)	1,500	13,620
Punch Taverns PLC (I)	1,433	249
Red Robin Gourmet Burgers, Inc. (I)	400	9,636
Resorts World BHD	19,800	21,523
Restaurant Group PLC	2,413	10,271
Rezidor Hotel Group AB (I)	1,181	3,429
Round One Corp.	1,400	10,115
Royal Caribbean Cruises, Ltd.	3,900	84,396
Royal Holdings Company, Ltd.	700	8,042
Ruby Tuesday, Inc. (I)	1,200	8,592
Ruth’s Hospitality Group, Inc. (I)	900	3,861
Saizeriya Company, Ltd.	800	14,455
Sands China, Ltd. (I)	10,000	23,000
Scientific Games Corp., Class A (I)	1,200	8,544
Shangri-La Asia, Ltd.	10,833	20,383

88

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Hotels, Restaurants & Leisure (continued)
Shuffle Master, Inc. (I)	1,100	$9,251
Six Flags Entertainment Corp. (L)	800	22,176
SJM Holdings, Ltd.	12,000	20,888
SkiStar AB	355	4,789
Sky City Entertainment Group, Ltd.	8,173	20,574
Sodexo	484	31,893
Sol Melia SA	724	4,775
Sonic Corp. (I)	600	4,242
Speedway Motorsports, Inc.	700	8,456
Spirit Pub Company PLC (I)	1,433	793
St. Marc Holdings Company, Ltd.	300	11,976
Star Cruises, Ltd. (I)	54,000	15,951
Starbucks Corp.	4,800	178,992
Starwood Hotels & Resorts Worldwide, Inc.	2,100	81,522
Sun International, Ltd.	1,358	13,597
TABCORP Holdings, Ltd.	5,372	13,294
Tattersall’s, Ltd.	10,220	21,868
Texas Roadhouse, Inc., Class A	1,200	15,864
The Ambassador Hotel	9,000	10,280
The Cheesecake Factory, Inc. (I)	800	19,720
The Hongkong & Shanghai Hotels, Ltd.	8,182	11,175
The Wendy’s Company	6,304	28,935
Thomas Cook Group PLC	3,890	2,388
Tim Hortons, Inc.	1,400	65,077
Tokyo Dome Corp. (I)	3,000	6,853
TUI AG (I)	2,754	14,089
TUI Travel PLC	4,353	10,031
Vail Resorts, Inc.	700	26,453
Whitbread PLC	1,746	42,780
William Hill PLC	6,637	23,320
WMS Industries, Inc. (I)	700	12,313
Wyndham Worldwide Corp.	3,000	85,530
Wynn Macau, Ltd.	4,400	10,111
Wynn Resorts, Ltd.	1,100	126,588
Yum! Brands, Inc.	3,300	162,987
Zensho Company, Ltd.	700	9,850

		3,943,051

Household Durables
Aga Rangemaster Group PLC	3,162	4,128
Alpine Electronics, Inc.	900	11,554
Arcelik AS	2,206	8,656
Bang & Olufsen A/S (I)	260	2,839
Barratt Developments PLC (I)	569	689
Beazer Homes USA, Inc. (I)(L)	900	1,359
Bellway PLC	1,862	17,976
Berkeley Group Holdings PLC (I)	769	14,199
Blyth, Inc.	250	13,863
Bovis Homes Group PLC	816	5,115
Brookfield Incorporacoes SA	4,400	12,917
Brookfield Residential Properties, Inc. (I)	152	1,011
Casio Computer Company, Ltd.	2,000	12,662
Cavco Industries, Inc. (I)	100	3,444
Chofu Seisakusho Company, Ltd.	400	11,409
Consorcio ARA SAB de CV	6,000	1,700
Corporacion GEO SAB de CV (I)	12,300	15,902
Cyrela Brazil Realty SA	2,800	17,438
D.R. Horton, Inc.	4,100	37,064
Desarrolladora Homex SAB de CV (I)	2,400	5,417
Dorel Industries, Inc., Class B	200	4,256
Duni AB	351	2,642
Ekornes ASA	233	4,077
Electrolux AB	1,989	29,157
Ethan Allen Interiors, Inc.	400	5,444
Even Construtora e Incorporadora SA	1,800	5,122
EZ Tec Empreendimentos e Participacoes SA	1,100	7,254

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Household Durables (continued)
Fiskars Corp.	285	$5,366
Forbo Holding AG (I)	23	9,018
Fortune Brands, Inc.	2,100	113,568
France Bed Holdings Company, Ltd.	5,000	8,231
Furniture Brands International, Inc. (I)	300	618
Gafisa SA	3,000	8,568
Garmin, Ltd. (L)	2,500	79,425
GUD Holdings, Ltd.	2,068	14,118
Haier Electronics Group Company, Ltd. (I)	16,000	10,755
Harman International Industries, Inc.	1,100	31,438
Haseko Corp. (I)	7,000	4,395
Helen of Troy, Ltd. (I)	500	12,560
Hitachi Koki Company, Ltd.	800	5,982
Hooker Furniture Corp.	200	1,810
Hunter Douglas NV	39	1,557
Husqvarna AB, B Shares	3,585	14,473
Husqvarna AB, Series A	1,070	4,307
iRobot Corp. (I)	500	12,580
Jarden Corp.	1,500	42,390
JM AB	800	10,225
JVC Kenwood Holdings, Ltd. (I)	1,800	7,157
KB Home (L)	1,200	7,032
Kid Brands, Inc. (I)	200	528
La-Z-Boy, Inc. (I)	2,000	14,820
Leggett & Platt, Inc.	2,200	43,538
Lennar Corp., Class A	2,400	32,496
Lennar Corp., Class B	500	5,110
LG Electronics, Inc.	659	37,691
Libbey, Inc. (I)	400	4,216
M/I Homes, Inc. (I)	300	1,803
Matsushita Electric Industrial Company, Ltd.	13,300	128,547
MDC Holdings, Inc.	700	11,858
Meritage Homes Corp. (I)	400	6,056
Mohawk Industries, Inc. (I)	1,200	51,492
MRV Engenharia e Participacoes SA	2,200	11,268
Newell Rubbermaid, Inc.	3,900	46,293
Nexity SA	201	5,560
Nobia AB (I)	4,653	15,962
NVR, Inc. (I)(L)	100	60,398
Pace Micro Technology PLC	2,180	3,218
PanaHome Corp.	1,000	6,810
PDG Realty SA Empreendimentos
e Participacoes	4,800	15,649
Persimmon PLC	5,286	37,340
PIK Group, GDR (I)	572	1,870
Pioneer Corp. (I)	3,400	14,240
Pulte Group, Inc. (I)	5,100	20,145
Redrow PLC (I)	1,082	1,869
Rinnai Corp.	300	25,075
Rossi Residencial SA	4,800	22,414
Ryland Group, Inc.	900	9,585
Sampo Corp.	30,000	7,200
Sealy Corp. (I)	1,200	1,776
SEB SA	170	13,679
Sekisui Chemical Company, Ltd.	4,000	33,573
Sekisui House, Ltd.	6,000	56,550
Sharp Corp.	6,000	50,376
Shell Electric
Manufacturing Company, Ltd. (I)	4,000	2,476
Skyline Corp.	100	955
Skyworth Digital Holdings, Ltd.	6,000	2,001
Sony Corp.	3,300	63,331
Sony Corp. (L)	2,600	49,400
Standard Pacific Corp. (I)	2,300	5,681
Steinhoff International Holdings, Ltd. (I)	11,390	31,560
Sumitomo Forestry Company, Ltd.	1,300	11,316

89

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Household Durables (continued)
Superb Summit International
Timber Company, Ltd. (I)	89,000	$2,694
Tatung Company, Ltd. (I)	10,000	3,682
Taylor Wimpey PLC (I)	12,083	6,554
TCL Multimedia
Technology Holdings, Ltd. (I)	12,000	3,173
Techtronic Industries Company	11,000	7,384
Tecnisa SA	1,800	8,826
Tempur-Pedic International, Inc. (I)	1,000	52,610
Token Corp.	120	4,752
Toll Brothers, Inc. (I)	2,900	41,847
TomTom NV (I)	237	834
Tupperware Brands Corp.	1,000	53,740
Turk Sise ve Cam Fabrikalari AS	7,878	15,036
Universal Electronics, Inc. (I)	100	1,639
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	8,895
Videocon Industries, Ltd.	482	1,652
Viver Incorporadora e Construtora SA (I)	1,300	1,556
Vodone, Ltd.	28,000	2,036
Whirlpool Corp.	1,300	64,883
Woongjin Conway Company, Ltd.	680	21,515

		1,931,900

Industrial Conglomerates
Melco International Development	12,000	7,667

Internet & Catalog Retail
Amazon.com, Inc. (I)	3,000	648,690
ASKUL Corp.	400	5,723
B2W Companhia Global Do Varejo	300	2,345
Blue Nile, Inc. (I)(L)	300	10,584
CDON Group AB (I)	496	1,812
Home Retail Group PLC	5,710	9,912
HSN, Inc.	1,020	33,793
Liberty Media Corp. - Interactive, Series A (I)	9,300	137,361
Mutow Company, Ltd.	400	1,335
N. Brown Group PLC	922	3,845
Netflix, Inc. (I)	500	56,580
NutriSystem, Inc.	300	3,633
Orbitz Worldwide, Inc. (I)	700	1,519
Overstock.com, Inc. (I)	200	1,854
PetMed Express, Inc.	300	2,700
priceline.com, Inc. (I)	500	224,730
Shutterfly, Inc. (I)	600	24,708
US Auto Parts Network, Inc. (I)	700	3,549
Wotif.com Holdings, Ltd.	1,550	5,870
Yoox Spa (I)	691	8,840

		1,189,383

Leisure Equipment & Products
Accell Groupaccell Group	148	3,356
Altek Corp.	4,080	4,060
Amer Sports OYJ	1,470	18,522
Asia Optical Company, Inc. (I)	5,000	5,403
Brunswick Corp.	940	13,198
Callaway Golf Company	1,000	5,170
Eastman Kodak Co. (I)(L)	3,608	2,815
Forjas Taurus SA	139	141
Giant Manufacturing Company, Ltd.	3,000	11,022
Hasbro, Inc.	1,400	45,654
Heiwa Corp.	700	12,392
Jakks Pacific, Inc.	200	3,790
Leapfrog Enterprises, Inc. (I)	1,000	3,370
Mattel, Inc.	3,937	101,929
Mizuno Corp.	1,000	5,173
Namco Bandai Holdings, Inc.	1,400	18,913

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Leisure Equipment & Products (continued)
Nikon Corp.	1,300	$30,547
Noritsu Koki Company, Ltd. (I)	100	494
Polaris Industries, Inc.	1,000	49,970
Roland Corp.	400	3,017
Sankyo Company, Ltd.	400	21,579
SEGA SAMMY HOLDINGS, INC.	1,100	25,692
Shimano, Inc.	400	21,153
Smith & Wesson Holding Corp. (I)	1,700	4,284
Steinway Musical Instruments, Inc. (I)	100	2,156
Sturm Ruger & Company, Inc.	300	7,794
Trigano SA	184	3,366
Yamaha Corp.	1,700	18,349

		443,309

Media
Aegis Group PLC (I)	13,519	25,967
Alma Media OYJ	1,123	9,103
Amalgamated Holdings, Ltd.	3,424	18,752
AMC Networks, Inc. (I)	525	16,774
Antena 3 de Television SA (L)	49	285
APN News & Media, Ltd.	2,128	1,707
Arbitron, Inc.	400	13,232
ASATSU-DK, Inc.	200	5,493
Astral Media, Inc.	600	18,649
Austar United Communications, Ltd. (I)	5,902	6,553
Avex Group Holdings, Inc.	800	9,738
Axel Springer AG	261	8,788
BEC World PCL	10,000	11,822
Belo Corp., Class A	600	2,934
British Sky Broadcasting Group PLC	1,500	61,890
Cablevision Systems Corp., Class A	2,100	33,033
Caltagirone Editore SpA	265	459
CBS Corp.	600	12,366
CBS Corp., Class B	6,900	140,622
Charter Communications, Inc., Class A (I)	100	4,684
Cheil Worldwide, Inc.	1,250	19,603
Cinemark Holdings, Inc.	2,200	41,536
Cineplex, Inc.	22	552
Cineworld Group PLC	2,556	7,161
CJ CGV Company, Ltd.	460	9,086
Clear Channel Outdoor
Holdings, Inc., Class A (I)	500	4,680
Cogeco Cable, Inc.	400	18,227
Cogeco, Inc.	400	16,796
Comcast Corp., Class A	24,254	506,909
Comcast Corp., Special Class A	8,384	173,465
Consolidated Media Holdings, Ltd.	4,541	10,401
Corus Entertainment, Inc.	1,200	22,617
CTC Media, Inc.	1,500	13,350
CTS Eventim AG	131	3,901
Daily Mail & General Trust PLC	3,091	17,415
Dentsu, Inc.	600	18,976
DIRECTV, Class A (I)	7,920	334,620
Discovery Communications, Inc., Series A (I)	1,700	63,954
Discovery Communications, Inc., Series C (I)	1,800	63,270
DISH Network Corp. (I)	1,800	45,108
Dish TV India, Ltd. (I)	3,527	5,556
Dogan Yayin Holding AS (I)	16,442	5,716
DreamWorks Animation SKG, Inc. (I)(L)	1,000	18,180
Eniro AB (I)	889	1,725
Entercom Communications Corp., Class A (I)	700	3,675
eSun Holdings, Ltd. (I)	46,000	8,276
Eutelsat Communications	618	24,825
EW Scripps Company (I)	800	5,600
Fisher Communications, Inc. (I)	100	2,234
Fuji Television Network, Inc.	5	7,172

90

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Media (continued)
Gannett Company, Inc.	2,600	$24,778
Gestevision Telecinco SA	1,438	8,165
Glacier Media, Inc.	600	1,162
Global Mediacom Tbk PT	52,500	4,857
Gray Television, Inc. (I)	1,400	2,184
Groupe Aeroplan, Inc.	2,900	33,016
Grupo Televisa SA, ADR	3,640	66,940
Gruppo Editoriale L’Espresso SpA	2,310	3,669
Hakuhodo DY Holdings, Inc.	210	12,183
Harte-Hanks, Inc.	1,400	11,872
Havas SA	9,811	35,760
Hurriyet Gazetecilik AS (I)	6,741	3,427
Ilkka-Yhtyma OYJ	259	2,211
Imax Corp. (I)	300	4,349
Informa PLC	5,662	28,791
Ipsos SA	285	9,204
ITV PLC (I)	38,008	34,873
Jagran Prakashan, Ltd.	329	733
JCDecaux SA (I)	642	15,925
John Fairfax Holdings, Ltd. (L)	23,506	18,489
John Wiley & Sons, Inc.	700	31,094
Johnston Press PLC (I)	3,508	261
Journal Communications, Inc., Class A (I)	1,100	3,267
Kabel Deutschland Holding AG (I)	228	12,290
Kinepolis Group NV (I)	353	26,128
Knology, Inc. (I)	800	10,384
Lagardere SCA	829	20,338
Lamar Advertising Company, Class A (I)	1,100	18,733
Liberty Global, Inc., Series A (I)	2,300	83,214
Liberty Global, Inc., Series C (I)	1,800	62,298
Liberty Media Corp. - Liberty Capital, Series A
(I)	1,800	119,016
Liberty Media Corp. - Starz, Series A (I)	720	45,763
LIN TV Corp., Class A (I)	700	1,526
Live Nation Entertainment, Inc. (I)	2,176	17,430
M6-Metropole Television SA	679	11,043
Media General, Inc., Class A (I)	500	955
Media Prima BHD	14,100	9,619
Mediaset SpA	4,833	15,174
Megacable Holdings SAB de CV (I)	7,800	14,961
Meredith Corp. (L)	500	11,320
Modern Times Group AB, B Shares	496	19,803
Mondadori (Arnoldo) Editore SpA	2,250	4,766
Morningstar, Inc.	600	33,864
Naspers, Ltd., ADR	1,832	79,302
National CineMedia, Inc.	700	10,157
News Corp., Class A	17,400	269,178
News Corp., Class B	5,700	88,863
NRJ Group	256	2,412
Omnicom Group, Inc.	2,065	76,075
Outdoor Channel Holdings, Inc. (I)	300	1,716
PagesJaunes Groupe (L)	975	3,837
Pearson PLC	7,100	124,321
Premiere AG (I)	4,951	12,771
Promotora de Informaciones SA (I)	515	551
Publicis Groupe SA	872	36,508
PubliGroupe SA	25	3,309
Quebecor, Inc.	300	9,505
REA Group, Ltd.	226	2,523
Reed Elsevier NV	3,913	42,790
Reed Elsevier PLC	1,800	54,756
Regal Entertainment Group (L)	1,700	19,958
Rentrak Corp. (I)	200	2,518
Rightmove PLC	2,571	47,772
Sanoma OYJ (L)	694	8,157
Schibsted ASA	400	8,552

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Media (continued)
Scholastic Corp.	400	$11,212
Scripps Networks Interactive, Inc., Class A	1,100	40,887
Seat Pagine Gialle SpA (I)	662	34
SES SA	1,361	33,047
Shaw Communications, Inc., Class B	2,000	40,576
Shochiku Company, Ltd.	1,000	9,422
Shree Ashtavinyak Cine Vision, Ltd. (I)	9,206	1,045
Sinclair Broadcast Group, Inc., Class A	1,000	7,170
Singapore Press Holdings, Ltd.	11,000	31,437
Sky Network Television, Ltd.	4,694	19,313
Sky Perfect JSAT Corp.	16	8,316
Societe Television Francaise	400	4,970
Southern Cross Media Group, Ltd.	20,057	18,322
STW Communications Group, Ltd.	4,307	3,726
Sun TV Network, Ltd.	1,006	4,728
Surya Citra Media Tbk PT	15,000	10,124
Tamedia AG (I)	61	7,933
Telegraaf Media Groep NV	304	4,039
Television Broadcasting Company, Ltd.	3,000	16,356
Ten Network Holdings, Ltd. (I)	7,565	6,366
The Interpublic Group of Companies, Inc.	6,700	48,240
The Madison Square Garden, Inc., Class A (I)	1,025	23,370
The McClatchy Company, Class A (I)(L)	800	1,072
The McGraw-Hill Companies, Inc.	2,600	106,600
The New York Times Company, Class A (I)(L)	1,400	8,134
The Walt Disney Company	17,566	529,791
The Washington Post Company, Class B (L)	200	65,394
Thomson Corp.	2,212	59,949
Time Warner Cable, Inc.	3,940	246,920
Time Warner, Inc.	12,633	378,611
Toho Company, Ltd.	500	8,732
Tokyo Broadcasting Company, Ltd.	600	7,376
Torstar Corp.	400	3,031
Trinity Mirror PLC (I)	1,806	1,148
TV Azteca SA de CV (I)	15,400	8,195
TVN SA	1,226	5,267
United Business Media, Ltd.	2,888	20,101
Valassis Communications, Inc. (I)	700	13,118
Viacom, Inc.	400	19,344
Viacom, Inc., Class B	5,100	197,574
Virgin Media, Inc.	1,500	36,525
Vivendi SA	8,193	167,281
Vocento SA (I)	703	1,869
West Australian Newspapers Holdings, Ltd.	748	1,841
Westwood One, Inc. (I)	103	374
Wolters Kluwer NV	2,307	37,359
Woongjin Holdings Company, Ltd. (I)	780	3,968
Woongjin Thinkbig Company, Ltd.	440	5,981
World Wrestling
Entertainment, Inc., Class A (L)	500	4,455
WPP PLC, ADR	1,402	64,562
Yell Group PLC (I)(L)	10,556	669
Yellow Media, Inc. (L)	620	92
Zee Entertainment Enterprises, Ltd.	5,688	13,498
Zee Learn, Ltd. (I)	711	277
Zenrin Company, Ltd.	500	4,930
Zon Multimedia SA	2,647	8,023

		6,061,497

Multiline Retail
99 Cents Only Stores (I)	700	12,894
Aeon Company BHD	3,500	7,389
Big Lots, Inc. (I)	1,200	41,796
Canadian Tire Corp., Ltd.	600	32,637
Clicks Group, Ltd.	2,382	11,049
David Jones, Ltd.	3,562	10,160

91

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Multiline Retail (continued)
Debenhams PLC	18,950	$16,470
Dillard’s, Inc., Class A	1,600	69,568
Dollar Tree, Inc. (I)	1,500	112,665
Dollarama, Inc.	362	12,540
Don Quijote Company, Ltd.	200	7,148
El Puerto de Liverpool SAB de CV	1,200	7,743
Empresas La Polar SA	2,561	2,099
Family Dollar Stores, Inc.	1,400	71,204
Far Eastern Department Stores Company, Ltd.	12,309	15,965
Fred’s, Inc., Class A	900	9,594
H20 Retailing Corp.	1,000	7,970
Harvey Norman Holding, Ltd.	5,854	12,033
Hyundai Department Store Company, Ltd.	157	21,609
Hyundai H & S Company, Ltd.	990	11,793
Indiabulls Wholesale Services, Ltd. (I)	504	42
Isetan Mitsukoshi Holdings, Ltd.	3,500	35,321
Izumi Company, Ltd.	700	10,827
J Front Retailing Company, Ltd.	5,000	23,754
J.C. Penney Company, Inc. (L)	3,200	85,696
Kohl’s Corp.	2,742	134,632
Lifestyle International Holdings, Ltd.	4,500	11,234
Lojas Americanas SA	1,324	8,795
Lojas Renner SA	1,500	40,407
Lotte Shopping Company, Ltd.	69	23,069
Macy’s, Inc.	6,100	160,552
Marisa Lojas SA	1,200	13,843
Marks & Spencer Group PLC	11,372	55,284
Marui Company, Ltd.	2,800	21,041
Matsuya Company, Ltd. (I)	500	3,210
Metro Holdings, Ltd.	12,000	5,938
Mitra Adiperkasa Tbk PT	6,000	2,908
Mothercare PLC	561	2,735
Myer Holdings, Ltd.	6,514	12,682
New World Department Store China, Ltd.	8,000	4,424
Next PLC	1,681	65,799
Nordstrom, Inc.	1,900	86,792
Parco Company, Ltd.	1,300	10,134
Parkson Holdings BHD	5,712	10,102
Parkson Retail Group, Ltd.	15,000	17,731
PCD Stores Group, Ltd.	16,000	1,949
PPR	493	63,597
Ramayana Lestari Sentosa Tbk PT	106,000	8,175
Ripley Corp., SA	7,726	6,244
Ryohin Keikaku Company, Ltd.	300	16,576
SACI Falabella	1,614	12,883
Saks, Inc. (I)(L)	2,500	21,875
Sears Holdings Corp. (I)(L)	1,100	63,272
Stockmann OYJ Abp, Series B	271	4,545
Takashimaya Company, Ltd.	3,000	21,823
Target Corp.	6,500	318,760
The Reject Shop, Ltd.	168	1,528
Tuesday Morning Corp. (I)	900	3,168
Wing On Company International, Ltd.	4,000	7,662
Woolworths Holdings, Ltd.	7,995	34,494

		1,927,829

Professional Services
GFK AG	202	7,502

Specialty Retail
Aaron’s, Inc.	1,050	26,513
ABC-MART, Inc.	100	3,840
Abercrombie & Fitch Company, Class A	1,400	86,184
Advance Auto Parts, Inc.	1,000	58,100
Aeropostale, Inc. (I)	1,297	14,021
American Eagle Outfitters, Inc.	2,679	31,398

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Specialty Retail (continued)
Americas Car-Mart, Inc. (I)	200	$5,804
ANN, Inc. (I)	1,200	27,408
Aoyama Trading Company, Ltd.	900	15,566
ARB Corp., Ltd.	509	3,968
Asbury Automotive Group, Inc. (I)	500	8,245
Ascena Retail Group, Inc. (I)	1,100	29,777
Autobacs Seven Company, Ltd.	300	13,417
Automotive Holdings Group	3,452	6,349
AutoNation, Inc. (I)(L)	1,900	62,282
AutoZone, Inc. (I)	500	159,595
Barnes & Noble, Inc. (L)	1,000	11,830
Bebe Stores, Inc.	1,500	10,080
Bed Bath & Beyond, Inc. (I)	1,800	103,158
Belle International Holdings, Ltd.	23,000	39,358
Best Buy Company, Inc.	3,100	72,230
Best Denki Company, Ltd. (I)	500	1,414
Beter Bed Holding NV	234	4,255
Big 5 Sporting Goods Corp.	400	2,432
Bilia AB	225	2,856
BMTC Group, Inc., Class A (I)	200	4,304
Brown Shoe Company, Inc.	800	5,696
Build-A-Bear Workshop, Inc. (I)	600	3,060
Cabela’s, Inc. (I)	1,200	24,588
CarMax, Inc. (I)(L)	2,800	66,780
Casual Male Retail Group, Inc. (I)	800	3,008
Charles Voegele Holding AG (I)	176	5,292
Charming Shoppes, Inc. (I)	2,600	6,760
Chico’s FAS, Inc.	2,300	26,289
Chiyoda Company, Ltd.	200	3,351
Christopher & Banks Corp.	700	2,471
Citi Trends, Inc. (I)	300	3,531
Clas Ohlson AB	376	4,084
Coldwater Creek, Inc. (I)	1,100	1,375
Collective Brands, Inc. (I)(L)	1,300	16,848
Conn’s, Inc. (I)	988	7,094
DCM Japan Holdings Company, Ltd.	1,400	12,210
Destination Maternity Corp.	800	10,296
Dick’s Sporting Goods, Inc. (I)	1,200	40,152
Dickson Concepts International, Ltd.	7,500	3,550
Dixons Retail PLC (I)	27,929	4,957
Douglas Holding AG	377	14,897
DSW, Inc., Class A	1,286	59,387
Dufry Group AG (I)	164	14,304
Dunelm Group PLC	675	4,944
EDION Corp.	500	4,175
Enm Holdings, Ltd. (I)	96,000	3,078
Esprit Holdings, Ltd. (I)	7,313	8,919
Etam Developpement SA (I)	178	3,413
Express, Inc.	1,100	22,319
Fast Retailing Company, Ltd.	200	35,813
Fielmann AG	101	10,141
Foot Locker, Inc.	2,300	46,207
Fourlis SA (I)	160	621
Game Group PLC	4,942	1,811
GameStop Corp., Class A (I)(L)	2,300	53,130
Genesco, Inc. (I)	400	20,612
Giordano International, Ltd.	8,000	5,226
GOME Electrical Appliances Holdings, Ltd.	74,000	17,025
Group 1 Automotive, Inc.	500	17,775
Grupo Elektra SA de CV	460	34,994
Guess?, Inc.	1,500	42,735
Halfords Group PLC	3,088	13,949
Haverty Furniture Companies, Inc.	300	2,997
Hennes & Mauritz AB, B Shares	3,657	109,239
hhgregg, Inc. (I)(L)	500	4,875
Hibbett Sports, Inc. (I)	400	13,556

92

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Specialty Retail (continued)
Hikari Tsushin, Inc.	400	$9,462
HMV Group PLC (I)	2,045	158
Home Depot, Inc.	13,104	430,728
HOT Topic, Inc.	1,000	7,630
Howden Joinery Group PLC (I)	1,766	2,809
Inditex SA	970	83,069
JB Hi-Fi, Ltd.	480	6,952
JD Group, Ltd.	2,907	13,715
Jos A. Bank Clothiers, Inc. (I)	300	13,989
Joshin Denki Company, Ltd.	1,000	11,648
Jumbo SA (I)	213	1,105
K’s Holding Corp.	600	23,470
Kesa Electricals PLC	3,019	3,927
Kingfisher PLC	18,084	69,319
Kirkland’s, Inc. (I)	500	4,585
Kohnan Shoji Company, Ltd.	300	5,277
Komeri Company, Ltd.	400	13,079
Leon’s Furniture, Ltd.	300	3,418
Lewis Group, Ltd.	1,301	11,242
Limited Brands, Inc.	3,200	123,232
Lowe’s Companies, Inc.	13,000	251,420
Luk Fook Holdings International, Ltd.	4,000	11,449
MarineMax, Inc. (I)	300	1,941
Midas, Inc. (I)	200	1,640
Mobilezone Holding AG (I)	918	9,324
Monro Muffler Brake, Inc.	300	9,891
New York & Company, Inc. (I)	200	638
Nishimatsuya Chain Company, Ltd.	100	803
Nitori Holdings Company, Ltd.	250	25,152
O’Reilly Automotive, Inc. (I)	2,100	139,923
Office Depot, Inc. (I)	5,200	10,712
OfficeMax, Inc. (I)	1,000	4,850
Osim International, Ltd.	8,000	6,531
Pacific Sunwear of California, Inc. (I)	400	480
Paris Miki, Inc.	800	7,503
Pendragon PLC (I)	26,477	3,872
Penske Automotive Group, Inc. (L)	1,200	19,200
PEP Boys - Manny, Moe & Jack	1,100	10,857
PetSmart, Inc.	1,300	55,445
Pier 1 Imports, Inc. (I)	1,600	15,648
Point, Inc.	250	12,596
Praktiker A	439	1,870
Premier Investments, Ltd.	906	4,555
RadioShack Corp.	1,730	20,103
Reitmans Canada, Ltd., Class A	500	7,253
Rent-A-Center, Inc.	1,100	30,195
RONA, Inc.	1,300	12,542
Ross Stores, Inc.	1,100	86,559
Rue21, Inc. (I)	400	9,076
SA SA International Holdings, Ltd.	18,000	10,631
Sally Beauty Holdings, Inc. (I)(L)	2,450	40,670
Sanrio Company, Ltd.	300	14,044
Select Comfort Corp. (I)	800	11,176
Shimachu Company, Ltd.	700	16,803
Shimamura Company, Ltd.	200	20,961
Shoe Carnival, Inc. (I)	300	7,080
Signet Jewelers, Ltd.	1,476	49,889
Sonic Automotive, Inc.	600	6,474
Sports Direct International PLC (I)	7,101	24,058
Stage Stores, Inc.	500	6,935
Staples, Inc.	5,802	77,167
Stein Mart, Inc.	700	4,375
Super Cheap Auto Group, Ltd.	1,655	10,019
Super Group, Ltd. (I)	127,245	13,243
Systemax, Inc. (I)	700	8,904
Talbots, Inc. (I)(L)	900	2,430

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Specialty Retail (continued)
The Buckle, Inc. (L)	550	$21,153
The Cato Corp., Class A	400	9,024
The Children’s Place Retail Stores, Inc. (I)(L)	600	27,918
The Finish Line, Inc., Class A	800	15,992
The Foschini Group, Ltd.	2,097	21,965
The Gap, Inc.	4,528	73,535
The Men’s Wearhouse, Inc.	900	23,472
The Wet Seal, Inc., Class A (I)	2,000	8,960
Thorn Group, Ltd.	5,020	7,978
Tiffany & Company	1,300	79,066
TJX Companies, Inc.	2,665	147,828
Tractor Supply Company	1,200	75,060
Truworths International, Ltd.	3,324	28,885
Tsann Kuen Enterprise Company, Ltd.	5,000	9,551
Ulta Salon Cosmetics & Fragrance, Inc. (I)	900	56,007
Urban Outfitters, Inc. (I)	1,500	33,480
USS Company, Ltd.	210	17,863
Valora Holding AG	66	14,240
Vitamin Shoppe, Inc. (I)	300	11,232
West Marine, Inc. (I)	300	2,310
WH Smith PLC	730	5,606
Williams-Sonoma, Inc.	1,500	46,185
Xebio Company, Ltd.	500	12,697
Yamada Denki Company, Ltd.	470	32,814
Zale Corp. (I)(L)	300	855
Zumiez, Inc. (I)	597	10,453

		4,351,748

Textiles, Apparel & Luxury Goods
361 Degrees International, Ltd.	9,000	4,141
Adidas AG	1,368	82,540
Aksa Akrilik Kimya Sanayi AS	4,202	10,752
Alok Industries, Ltd.	13,895	5,207
Anta Sports Products, Ltd.	1,000	1,138
Asics Corp.	1,000	13,561
Benetton Group SpA	867	4,958
Billabong International, Ltd. (L)	3,565	11,228
Bombay Rayon Fashions, Ltd.	411	2,306
Bosideng International Holdings, Ltd.	64,000	13,078
Brightoil Petroleum Holdings Ltd	17,000	3,668
Burberry Group PLC	3,714	67,229
C C Land Holdings, Ltd.	7,000	991
Carter’s, Inc. (I)	800	24,432
Chaoyue Group, Ltd. (I)	45,000	1,370
China Dongxiang Group Company	27,000	4,563
Christian Dior SA	341	38,148
Cia Hering	800	13,364
Cie Financiere Richemont SA	3,171	140,763
Coach, Inc.	2,100	108,843
Columbia Sportswear Company (L)	600	27,840
Crocs, Inc. (I)	900	21,303
Daphne International Holdings, Ltd.	10,000	8,709
Deckers Outdoor Corp. (I)	600	55,956
Descente, Ltd.	2,000	11,425
Formosa Taffeta Company, Ltd.	12,000	10,787
Fossil, Inc. (I)	1,000	81,060
G-III Apparel Group, Ltd. (I)	200	4,572
Geox SpA	1,356	4,922
Gerry Weber International AG	118	3,363
Gildan Activewear, Inc.	1,000	25,957
Glorious Sun Enterprises, Ltd.	30,000	9,491
Grendene SA	1,900	7,831
Gunze, Ltd.	5,000	16,359
Handsome Company, Ltd.	480	10,094
Hanesbrands, Inc. (I)	1,200	30,012
Hermes International SA	266	79,804

93

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Textiles, Apparel & Luxury Goods (continued)
IC Companys A/S	52	$1,267
Iconix Brand Group, Inc. (I)	1,200	18,960
Japan Wool Textile Company, Ltd.	1,000	8,966
K-Swiss, Inc., Class A (I)(L)	400	1,700
Koninklijke Ten Cate NV	400	12,308
Kurabo Industries, Ltd.	3,000	5,967
Lee & Man Handbags Holding, Ltd.	8,000	439
LG Fashion Corp. Ltd.	280	9,449
Li Ning Company, Ltd.	5,000	5,005
LPP SA	4	2,328
Luxottica Group SpA	390	9,880
Luxottica Group SpA, ADR	400	10,072
LVMH Moet Hennessy Louis Vuitton SA	987	130,883
Maidenform Brands, Inc. (I)	400	9,364
Makalot Industrial Company, Ltd.	1,000	2,113
Ming Fung Jewellery Group, Ltd. (I)	110,000	6,619
Movado Group, Inc.	300	3,654
New Wave Group AB	1,015	3,539
NG2 SA	20	252
Nien Hsing Textile Company, Ltd. (I)	11,375	7,557
NIKE, Inc., Class B	2,700	230,877
Nisshinbo Holdings, Inc.	1,000	8,694
Onward Kashiyama Company, Ltd.	1,000	7,916
Oxford Industries, Inc.	100	3,430
Pacific Textile Holdings, Ltd.	18,000	9,138
Peak Sport Products Company, Ltd.	8,000	2,152
Perry Ellis International, Inc. (I)	200	3,760
Ports Design, Ltd.	2,500	3,799
Pou Chen Corp.	22,596	16,222
Puma SE	48	14,002
PVH Corp.	1,100	64,064
Quiksilver, Inc. (I)	1,800	5,490
Ralph Lauren Corp.	900	116,730
RG Barry Corp.	344	3,646
Ruentex Industries, Ltd.	5,000	7,658
Safilo Group SpA (I)	447	3,499
Sanyo Shokai, Ltd.	1,000	2,354
Seiko Holdings Corp.	1,000	2,574
Seiren Company, Ltd.	500	3,493
Shenzhou International Group Holdings, Ltd.	6,000	6,479
Shinkong Textile Company, Ltd.	1,000	1,118
Skechers U.S.A., Inc., Class A (I)	400	5,612
Stella International Holdings, Ltd.	4,000	8,867
Steven Madden, Ltd. (I)	450	13,545
Tainan Spinning Company, Ltd.	26,265	11,482
Taiwan Paiho, Ltd.	3,000	2,035
Texhong Textile Group, Ltd.	12,000	2,586
Texwinca Holdings, Ltd.	10,000	10,270
The Jones Group, Inc.	1,300	11,973
The Swatch Group AG	292	17,451
The Swatch Group AG, BR Shares	205	67,182
The Warnaco Group, Inc. (I)	600	27,654
Titan Industries, Ltd.	4,320	18,258
Tod’s SpA	254	21,373
Toyobo Company, Ltd.	10,000	14,599
True Religion Apparel, Inc. (I)	400	10,784
Tsi Holdings Company, Ltd. (I)	1,000	5,765
Under Armour, Inc., Class A (I)(L)	600	39,846
Unifi, Inc. (I)	466	3,807
Unitika, Ltd. (I)	1,000	589
Van De Velde NV (I)	196	8,832
VF Corp. (L)	1,661	201,845
Wacoal Corp.	1,000	12,774
Weiqiao Textile Company	11,000	5,169
Wolverine World Wide, Inc.	859	28,562
XTEP International Holdings	14,500	5,581

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Textiles, Apparel & Luxury Goods (continued)
Youngone Holdings Company, Ltd.	130	$4,357
Yue Yuen Industrial Holdings, Ltd.	7,000	17,934

		2,307,914

		27,352,579
Consumer Staples - 6.54%

Beverages
A.G. Barr PLC	978	18,115
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,058	12,183
Anheuser-Busch InBev NV	3,662	194,208
Arca Continental SAB de CV	13,309	55,085
Asahi Breweries, Ltd.	2,100	44,471
Baron de Ley SA (I)	66	3,757
Boston Beer Company, Inc. (I)	100	7,270
Britvic PLC	1,286	6,271
Brown Forman Corp., Class B	450	31,563
C&C Group PLC	985	3,714
C&C Group PLC - London Exchange	1,137	4,287
Carlsberg A/S	702	41,640
Central European Distribution Corp. (I)(L)	1,000	7,010
Cia Cervecerias Unidas SA, ADR	500	25,825
Coca Cola Hellenic Bottling Company S.A. (I)	133	2,353
Coca Cola Hellenic
Bottling Company S.A.,ADR (I)	1,000	17,900
Coca-Cola Amatil, Ltd.	2,908	33,273
Coca-Cola Bottling Company Consolidated	200	11,092
Coca-Cola Enterprises, Inc.	4,200	104,496
Coca-Cola Femsa SAB de CV, ADR	200	17,746
Coca-Cola Icecek AS	672	9,125
Coca-Cola West Japan Company, Ltd.	200	3,831
Constellation Brands, Inc., Class A (I)	2,801	50,418
Cott Corp. (I)	800	5,489
Davide Campari Milano SpA	2,064	15,054
Diageo PLC, ADR	2,500	189,825
Dr. Pepper Snapple Group, Inc.	3,700	143,486
Fomento Economico Mexicano SAB
de CV, ADR	1,100	71,302
Foster’s Group, Ltd. (I)	11,998	60,910
Fraser & Neave Holdings BHD	2,100	10,817
Grupo Modelo SA	4,000	22,607
Guinness Anchor BHD	1,000	3,099
Hansen Natural Corp. (I)	700	61,103
Heckmann Corp. (I)	1,600	8,464
Heineken NV	1,509	67,436
Hey Song Corp.	14,000	13,164
Hite Holdings Company, Ltd.	51	430
ITO EN, Ltd.	400	7,315
Jinro, Ltd.	291	6,194
Kirin Holdings Company, Ltd.	4,000	52,220
Laurent-Perrier SA	19	1,898
Lotte Chilsung Beverage Company, Ltd.	10	9,872
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	9,098
Molson Coors Brewing Company, Class B	2,300	91,103
National Beverage Corp.	651	9,869
Olvi OYJ	100	2,030
PepsiCo, Inc.	11,518	712,964
Pernod-Ricard SA	1,236	96,913
Remy Cointreau SA	192	13,243
Royal Unibrew A/S	164	8,347
SABMiller PLC	5,490	178,436
San Miguel Corp.	4,430	11,709
Sapporo Holdings, Ltd.	2,000	7,433
Takara Holdings, Inc.	3,000	18,111
The Coca-Cola Company	15,579	1,052,517
Treasury Wine Estates, Ltd.	5,236	19,362

94

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Beverages (continued)
Tsingtao Brewery Company, Ltd., Series H	2,000	$10,808
United Spirits, Ltd.	763	12,347
Vina Concha Y Toro SA, ADR (L)	300	10,950

		3,721,558

Food & Staples Retailing
AEON Company, Ltd.	3,500	47,245
Alimentation Couche Tard, Inc.	1,000	28,056
Arcs Company, Ltd.	500	9,994
Axfood AB	100	3,410
BIM Birlesik Magazalar AS	718	19,753
BJ’s Wholesale Club, Inc. (I)	700	35,868
Carrefour SA	2,778	63,197
Casey’s General Stores, Inc.	600	26,190
Casino Guichard Perrachon SA	470	36,613
Cawachi, Ltd.	400	7,889
Centros Comerciales Sudamericanos SA	5,133	27,510
China Resources Enterprises, Ltd.	8,000	26,227
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	800	24,624
Circle K Sunkus Company, Ltd.	300	5,042
Colruyt SA	585	24,285
Controladora Comercial Mexicana
SAB De CV (I)	7,700	10,277
Costco Wholesale Corp.	3,600	295,632
CP ALL PCL	8,400	12,971
CVS Caremark Corp.	15,149	508,703
Daikokutenbussan Company, Ltd	300	10,294
Delhaize Group	700	40,908
Distribuidora Internacional
De Alimentacion SA (I)	2,447	9,636
Drogasil SA	1,300	7,778
E-Mart Company, Ltd. (I)	121	30,265
Emperia Holding SA	242	7,086
Empire Company, Ltd.	200	10,974
Eurocash SA	556	3,927
FamilyMart Company, Ltd.	300	11,459
George Weston, Ltd.	400	26,426
Guyenne & Gascogne SA	102	10,831
Hakon Invest AB	916	12,786
Harashin Narus Holdings Company, Ltd.	400	6,494
Heng Tai Consumables Group, Ltd.	5,000	232
Inageya Company, Ltd.	1,000	12,149
Ingles Markets, Inc.	100	1,424
Izumiya Company, Ltd.	1,000	4,634
J Sainsbury PLC	9,580	40,699
Jeronimo Martins SGPS SA	2,306	35,931
Kesko OYJ	774	23,787
Koninklijke Ahold NV	7,800	91,714
Lawson, Inc.	500	28,260
Lianhua Supermarket Holdings Company, Ltd.	5,000	7,086
Life Corp.	500	10,170
Loblaw Companies, Ltd.	1,100	41,401
Massmart Holdings, Ltd.	579	9,908
Metcash, Ltd.	7,274	28,575
Metro AG	597	25,118
Metro, Inc. (L)	900	39,353
Nash Finch Company	200	5,386
Olam International, Ltd.	14,000	23,868
Organizacion Soriana SAB de CV (I)	5,100	10,370
Pick’n Pay Stores, Ltd.	1,977	8,914
President Chain Store Corp.	3,544	19,967
Pricesmart, Inc.	500	31,160
Rallye SA	369	10,601
Ruddick Corp.	700	27,293
Safeway, Inc.	5,200	86,476

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Food & Staples Retailing (continued)
Seven & I Holdings Company, Ltd.	4,200	$117,903
Shinsegae Company, Ltd.	42	9,559
Shoppers Drug Mart Corp. (L)	1,416	55,200
Shoprite Holdings, Ltd.	2,385	33,393
Sligro Food Group NV	122	4,097
Spartan Stores, Inc.	200	3,096
Sugi Pharmacy Company, Ltd.	400	11,212
Sundrug Company, Ltd.	400	12,530
Super-Sol, Ltd.	1,097	4,400
SUPERVALU, Inc. (L)	2,900	19,314
Susser Holdings Corp. (I)	200	3,986
Sysco Corp.	4,059	105,128
Taiwan Tea Corp.	18,218	9,107
Tesco PLC	43,278	253,153
The Andersons, Inc.	300	10,098
The Great Atlantic & Pacific
Tea Company, Inc. (I)	1,000	175
The Jean Coutu Group (PJC), Inc.	1,500	17,363
The Kroger Company	5,159	113,292
The Pantry, Inc. (I)	300	3,639
The Spar Group, Ltd.	1,244	14,783
Tsuruha Holdings, Inc.	300	16,635
United Natural Foods, Inc. (I)	700	25,928
UNY Company, Ltd.	2,000	18,612
Valor Company, Ltd.	1,000	17,095
Wal-Mart de Mexico SAB de CV	20,700	47,465
Wal-Mart Stores, Inc.	25,259	1,310,942
Walgreen Company	8,320	273,645
Weis Markets, Inc.	300	11,118
Wesfarmers, Ltd.	5,990	181,005
Whole Foods Market, Inc.	1,700	111,027
Winn-Dixie Stores, Inc. (I)(L)	800	4,736
WM Morrison Supermarket PLC	14,470	65,248
Woolworths, Ltd.	3,880	92,712
X5 Retail Group NV, GDR (I)	473	12,982

		5,017,404

Food Products
AarhusKarlshamn AB	600	14,142
Afgri, Ltd.	8,620	6,116
Ajinomoto Company, Inc.	5,000	59,132
Alico, Inc.	100	1,964
Archer-Daniels-Midland Company	6,612	164,044
Ariake Japan Company, Ltd.	500	10,135
Aryzta AG	797	34,522
Asia Food & Properties, Ltd. (I)	9,000	1,487
Asian Bamboo AG (L)	217	3,421
Asian Citrus Holdings, Ltd.	1,000	463
Asiatic Development BHD	4,400	9,569
Associated British Foods PLC	2,912	49,944
Astra Agro Lestari Tbk PT	2,000	4,327
Astral Foods Ltd.	425	6,149
Atria PLC	525	3,758
AVI, Ltd.	4,242	16,934
B&G Foods, Inc.	700	11,676
Bakrie Sumatera Plantations Tbk PT	124,000	3,902
Balrampur Chini Mills, Ltd.	5,350	4,957
Barry Callebaut AG (I)	20	16,856
Binggrae Company, Ltd.	207	8,228
Bisi International PT	47,500	5,240
Bonduelle SCA	60	5,206
Bongrain SA	43	2,736
BRF - Brasil Foods SA, ADR (L)	3,454	60,549
Britannia Industries, Ltd.	975	9,271
Bunge, Ltd.	2,100	122,409
Cal-Maine Foods, Inc. (L)	400	12,572

95

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Food Products (continued)
Calavo Growers, Inc.	300	$6,156
Campbell Soup Company (L)	2,144	69,401
Campofrio Alimentacion SA	807	6,861
Canada Bread Company, Ltd.	100	4,223
Cermaq ASA (I)	1,000	10,718
Chaoda Modern Agriculture Holdings, Ltd.	28,480	3,787
Charoen Pokphand Foods PCL	22,900	19,706
China Agri-Industries Holdings, Ltd.	10,000	6,140
China Foods, Ltd.	6,000	4,758
China Green Holdings, Ltd.	3,000	552
China Huiyuan Juice Group, Ltd.	11,000	2,879
China Mengniu Dairy Company, Ltd.	4,000	11,989
China Precious Metal Resources
Holdings Company, Ltd. (I)	50,000	9,812
China Yurun Food Group, Ltd.	10,000	10,682
Chiquita Brands International, Inc. (I)	500	4,170
CJ CheilJedang Corp.	103	25,200
ConAgra Foods, Inc.	6,400	155,008
Copeinca ASA (I)	1,400	8,212
Corn Products International, Inc.	1,100	43,164
Cosan SA Industria e Comercio	1,300	16,573
CSM	366	7,220
Dairy Crest Group PLC	1,305	7,099
Danone SA	2,419	148,868
Darling International, Inc. (I)	1,200	15,108
Dean Foods Company (I)	2,300	20,401
Diamond Foods, Inc. (L)	300	23,937
Dole Food Company, Inc. (I)(L)	1,500	15,000
Dydo Drinco, Inc.	100	3,867
East Asiatic Company, Ltd. A/S	298	6,060
Ebro Foods SA	858	14,638
Elders, Ltd. (I)	1,707	471
Empresas Iansa SA	65,744	4,415
Ezaki Glico Company, Ltd.	1,000	12,839
Farmer Brothers Company (I)	400	2,204
First Pacific Company, Ltd.	24,000	20,954
First Resources, Ltd.	11,000	10,199
Flowers Foods, Inc.	1,650	32,109
Fresh Del Monte Produce, Inc.	1,000	23,200
Fuji Oil Company, Ltd.	400	6,597
General Mills, Inc.	4,400	169,268
Glanbia PLC (Dublin Exchange)	1,295	7,697
Global Bio-Chem Technology
Group Company, Ltd.	14,000	2,377
Golden Agri-Resources, Ltd.	58,000	26,638
Goodman Fielder, Ltd.	20,604	9,570
GrainCorp., Ltd.	1,090	7,495
Great Wall Enterprise Company, Ltd.	10,494	9,492
Green Mountain Coffee Roasters, Inc. (I)	1,950	181,233
Greencore Group PLC	975	840
Greggs PLC	350	2,511
Gruma SAB de CV, ADR (I)	200	1,416
Grupo Bimbo SA de CV	11,600	21,413
Grupo Herdez Sab de CV	2,700	4,770
H.J. Heinz Company	2,100	106,008
Hormel Foods Corp.	3,400	91,868
House Food Corp.	1,100	21,134
IJM Plantations BHD	6,600	5,107
Illovo Sugar, Ltd.	1,857	5,789
Imperial Sugar Company	300	1,932
Indofood Agri Resources, Ltd. (I)	4,000	3,709
Indofood Sukses Makmur Tbk PT	31,000	17,486
Industrias Bachoco SAB de CV, ADR	383	8,606
IOI Corp. BHD	16,853	24,347
J & J Snack Foods Corp.	190	9,130
Japfa Comfeed Indonesia Tbk PT	4,000	1,928

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Food Products (continued)
JBS SA (I)	3,600	$6,950
Kagome Company, Ltd.	200	3,948
Kameda Seika Company, Ltd.	400	8,034
Keck Seng BHD	7,500	8,623
Kellogg Company	2,428	129,145
Kernel Holding SA (I)	260	4,773
Kerry Group PLC	1,026	35,921
KEY Coffee, Inc.	300	6,041
Kikkoman Corp.	2,000	22,830
Kraft Foods, Inc., Class A	19,600	658,168
Kuala Lumpur Kepong BHD	2,600	16,960
Kulim Malaysia BHD	12,400	12,751
KWS Saat AG	30	5,569
Lancaster Colony Corp. (L)	400	24,404
Lien Hwa Industrial Corp.	15,449	8,369
Lifeway Foods, Inc. (I)	200	2,134
Limoneira Company	169	2,413
Lindt & Spruengli AG - REG	1	34,549
Lotte Confectionery Company, Ltd.	5	6,413
M Dias Branco SA	200	3,973
Maple Leaf Foods, Inc.	1,300	14,118
Marfrig Frigorificos e Comercio
de Alimentos SA	1,000	3,260
Marine Harvest	41,885	18,306
Marudai Food Company, Ltd.	2,000	7,351
Maruha Group, Inc.	3,000	5,889
Maryborough Sugar Factory (I)	873	2,554
Mayora Indah Tbk PT	5,000	7,197
McCormick & Company, Inc.	1,200	55,392
Mead Johnson Nutrition Company	1,800	123,894
Megmilk Snow Brand Company, Ltd.	500	10,248
MEIJI Holdings Company, Ltd.	500	23,683
Morinaga Milk Industry Company, Ltd.	3,000	13,255
Namyang Dairy Products Company, Ltd.	17	11,102
Nestle India, Ltd.	107	9,249
Nestle Malaysia BHD	900	13,466
Nestle SA	16,597	912,342
NICHIREI Corp.	2,000	9,222
Nippon Flour Mills Company, Ltd.	1,000	4,859
Nippon Meat Packers, Inc.	2,000	25,979
Nippon Suisan Kaisha, Ltd.	1,200	4,529
Nisshin Oillio Group, Ltd.	2,000	9,584
Nisshin Seifun Group, Inc.	1,500	19,570
Nissin Food Products Company, Ltd.	600	24,175
Nong Shim Company, Ltd.	25	4,464
Nutreco Holding NV	465	28,994
Osem Investments, Ltd.	395	5,591
Overhill Farms, Inc. (I)	800	2,960
Pacific Andes International Holdings, Ltd.	36,000	3,164
Parmalat SpA	14,950	31,493
Perdigao SA	984	16,841
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	45,000	10,311
Pilgrim’s Pride Corp. (I)	2,200	9,394
Pioneer Foods, Ltd.	571	4,155
PPB Group BHD	5,100	26,425
Premier Foods PLC (I)	51,558	8,247
Q.P. Corp.	900	13,049
Ralcorp Holdings, Inc. (I)	800	61,368
Ridley Corp., Ltd.	3,902	3,981
Ruchi Soya Industries, Ltd.	3,000	6,911
Sampoerna Agro PT	18,000	5,809
Samyang Corp.	136	9,111
Sanderson Farms, Inc.	400	19,000
Sao Martinho SA	500	5,332
Saputo, Inc.	1,100	43,332

96

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Food Products (continued)
Sara Lee Corp.	6,900	$112,815
Seneca Foods Corp., Class A (I)	200	3,960
Sipef SA	36	2,786
SLC Agricola SA	200	1,665
Smart Balance, Inc. (I)	1,172	6,915
Smithfield Foods, Inc. (I)	2,500	48,750
Snyders-Lance, Inc.	1,300	27,105
SOS Cuetara SA (I)	2,018	777
Standard Foods Corp.	8,625	22,481
Suedzucker AG	616	17,479
Tata Tea, Ltd.	3,900	6,782
Tate & Lyle PLC	4,153	40,177
Thai Union Frozen Products PCL	4,735	7,883
The Hain Celestial Group, Inc. (I)	600	18,330
The Hershey Company	1,400	82,936
The J.M. Smucker Company	1,800	131,202
Tiger Brands, Ltd.	1,427	36,988
Tingyi (Cayman Islands) Holding Corp.	10,000	24,331
Tongaat Hulet, Ltd.	519	5,907
Tootsie Roll Industries, Inc. (L)	435	10,492
TreeHouse Foods, Inc. (I)	600	37,104
Tyson Foods, Inc., Class A	4,400	76,384
Ulker Gida Sanayi ve Ticaret AS	2,983	8,806
Uni-President China Holdings, Ltd.	16,000	8,672
Uni-President Enterprises Corp.	21,119	27,188
Unilever NV	5,948	188,397
Unilever PLC, ADR	5,800	180,902
United Plantations BHD	2,400	13,135
Universal Robina Corp.	19,500	18,417
Vilmorin & Compagnie SA	121	11,818
Viscofan SA (I)	232	8,364
Vitasoy International Holdings, Ltd.	12,000	7,651
Viterra, Inc.	3,072	30,225
Want Want China Holdings, Ltd.	15,000	13,276
Wei Chuan Food Corp.	9,000	8,274
Wilmar International, Ltd.	10,000	39,667
Yakult Honsha Company, Ltd.	500	15,556
Yamazaki Baking Company, Ltd.	1,000	15,181

		6,156,552

Household Products
Central Garden & Pet Company (I)	400	2,760
Central Garden & Pet Company, Class A (I)	1,000	7,080
Church & Dwight Company, Inc.	2,200	97,240
Clorox Company (L)	1,200	79,596
Colgate-Palmolive Company	3,428	303,995
Energizer Holdings, Inc. (I)	1,100	73,084
Henkel AG & Company, KGaA	872	38,156
Hindustan Unilever, Ltd.	1,743	12,076
Hypermarcas SA	1,400	6,582
Kao Corp.	2,000	55,633
Kimberly-Clark Corp.	2,800	198,828
Kimberly-Clark de Mexico SAB de CV	3,000	15,305
LG Household & Health Care, Ltd.	46	20,700
Lion Corp.	1,000	6,012
McBride PLC (I)	3,988	7,427
PZ Cussons PLC	1,458	7,463
Reckitt Benckiser Group PLC	2,929	148,081
Spectrum Brands Holdings, Inc. (I)	600	14,172
The Procter & Gamble Company	26,347	1,664,603
Unicharm Corp.	600	28,799
Vinda International Holdings, Ltd.	3,000	2,958
WD-40 Company	300	11,952

		2,802,502

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Personal Products
Aderans Company, Ltd. (I)	200	$1,854
Amorepacific Corp.	25	24,884
Atrium Innovations, Inc. (I)	65	816
Avon Products, Inc.	2,800	54,880
Beiersdorf AG	429	22,974
Colgate-Palmolive India, Ltd.	468	9,284
Dabur India, Ltd.	4,276	8,963
Elizabeth Arden, Inc. (I)	600	17,064
Fancl Corp.	300	4,314
Gillette India, Ltd.	248	10,348
Godrej Consumer Products, Ltd.	1,452	11,768
Hengan International Group Company, Ltd.	4,000	31,597
Herbalife, Ltd.	2,000	107,200
Inter Parfums, Inc.	500	7,725
Kobayashi Pharmaceutical Company, Ltd.	200	10,767
Kose Corp.	200	5,083
L’Oreal SA	1,025	100,298
Mannatech, Inc. (I)	400	216
Medifast, Inc. (I)	400	6,460
Natura Cosmeticos SA	1,100	18,721
Nu Skin Enterprises, Inc., Class A	900	36,468
Nutraceutical International Corp. (I)	300	3,834
Oriflame Cosmetics SA	111	4,006
Pacific Corp.	43	8,407
Prestige Brands Holdings, Inc. (I)	1,300	11,765
Procter & Gamble Hygiene &
Health Care, Ltd. (I)	193	7,507
Revlon, Inc. (I)	600	7,392
Shiseido Company, Ltd.	2,000	38,735
The Estee Lauder Companies, Inc., Class A	1,000	87,840
USANA Health Sciences, Inc. (I)	200	5,500

		666,670

Tobacco
Alliance One International, Inc. (I)	2,600	6,344
Altria Group, Inc.	14,764	395,823
British American Tobacco Malaysia BHD	800	11,169
British American Tobacco PLC	963	40,817
British American Tobacco PLC, ADR	4,200	355,866
Gudang Garam Tbk PT	5,000	29,304
Imperial Tobacco Group PLC	5,955	201,103
Imperial Tobacco Group, ADR	800	53,680
ITC, Ltd.	9,946	39,840
Japan Tobacco, Inc.	19	88,644
KT&G Corp.	800	49,900
Lorillard, Inc.	1,100	121,770
Philip Morris International, Inc.	13,407	836,329
Reynolds American, Inc.	4,800	179,904
Souza Cruz SA	2,000	20,125
Swedish Match AB	1,480	48,972
Universal Corp.	400	14,344
Vector Group, Ltd. (L)	1,169	20,077

		2,514,011

		20,878,697
Energy - 7.11%

Energy Equipment & Services
Aker ASA, Series A	250	5,012
Aker Solutions ASA	700	6,717
AMEC PLC	2,895	36,413
Atwood Oceanics, Inc. (I)	1,100	37,796
Baker Hughes, Inc.	4,788	221,014
Basic Energy Services, Inc. (I)	600	8,496
BGR Energy Systems, Ltd.	542	3,541
Bourbon SA	210	4,768

97

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Energy Equipment & Services (continued)
Bristow Group, Inc.	600	$25,458
BW Offshore, Ltd.	2,640	4,598
Cal Dive International, Inc. (I)	2,200	4,202
Calfrac Well Services, Ltd.	600	14,022
Cameron International Corp. (I)	3,300	137,082
Canyon Services Group, Inc.	650	5,632
CARBO Ceramics, Inc.	300	30,759
China Oilfield Services, Ltd.	10,000	12,522
Cie Generale de Geophysique-Veritas (I)	928	16,295
Compagnie Generale de
Geophysique-Veritas (I)	800	14,096
Complete Production Services, Inc. (I)	1,700	32,045
Dawson Geophysical Company (I)	200	4,716
Diamond Offshore Drilling, Inc. (L)	1,600	87,584
Dockwise, Ltd. (I)	60	756
DOF ASA (I)	400	1,832
Dresser-Rand Group, Inc. (I)	1,400	56,742
Dril-Quip, Inc. (I)	700	37,737
Ensign Energy Services, Inc.	919	12,059
Exterran Holdings, Inc. (I)(L)	1,200	11,664
Ezra Holdings, Ltd.	11,400	7,270
Farstad Shipping ASA	96	2,197
Flint Energy Services, Ltd. (I)	200	1,899
FMC Technologies, Inc. (I)(L)	2,200	82,720
Fred Olsen Energy ASA	80	2,277
Fugro NV	672	34,026
Global Industries, Ltd. (I)	2,600	20,592
Gulf Islands Fabrication, Inc.	100	2,068
Gulfmark Offshore, Inc., Class A (I)	400	14,536
Halliburton Company	7,000	213,640
Helix Energy Solutions Group, Inc. (I)	1,500	19,650
Helmerich & Payne, Inc.	1,900	77,140
Hercules Offshore, Inc. (I)	900	2,628
Hornbeck Offshore Services, Inc. (I)	600	14,946
Integra Group Holdings-REG S GDR (I)	532	867
ION Geophysical Corp. (I)	1,500	7,095
John Wood Group Plc	3,042	24,993
Kencana Petroleum BHD	17,200	12,963
Key Energy Services, Inc. (I)	2,700	25,623
KNM Group BHD	6,100	2,263
Kvaerner ASA (I)	700	914
Lufkin Industries, Inc.	400	21,284
Matrix Service Company (I)	500	4,255
McDermott International, Inc. (I)	2,500	26,900
Modec, Inc.	100	1,768
Nabors Industries, Ltd. (I)	5,000	61,300
National Oilwell Varco, Inc.	4,700	240,734
Natural Gas Services Group, Inc. (I)	100	1,283
Newpark Resources, Inc. (I)(L)	1,011	6,157
Noble Corp. (I)	100	2,935
North American Energy Partners, Inc. (I)	700	4,082
Oceaneering International, Inc.	1,600	56,544
Oil States International, Inc. (I)	900	45,828
Parker Drilling Company (I)	2,500	10,975
Pason Systems, Inc.	1,200	15,253
Patterson-UTI Energy, Inc.	2,600	45,084
Petrofac, Ltd.	2,024	37,446
Petroleum Geo-Services ASA (I)	2,756	27,782
Pioneer Drilling Company (I)	900	6,462
Precision Drilling Corp. (I)	2,000	16,662
ProSafe ASA	1,104	7,170
Rowan Companies, Inc. (I)	1,700	51,323
RPC, Inc.	2,100	34,272
Saipem SpA	1,253	43,934
SapuraCrest Petroleum BHD	12,900	14,784
Savanna Energy Services Corp. (I)	400	2,802

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Energy Equipment & Services (continued)
SBM Offshore NV	1,250	$21,676
Schlumberger, Ltd.	10,529	628,897
Schoeller-Bleckmann Oilfield Equipment AG	46	3,150
SEACOR Holdings, Inc.	300	24,063
Seadrill, Ltd.	2,243	62,116
Seawell, Ltd./Bermuda (I)	243	885
Sevan Marine ASA (I)(L)	12,791	1,031
Shawcor, Ltd., Class A	600	13,931
Shinko Plantech Company, Ltd.	700	6,547
Siem Offshore, Inc. (I)	1,271	1,817
Songa Offshore SE (I)	1,579	4,886
Subsea 7 SA (I)	2,436	46,313
Superior Energy Services, Inc. (I)	1,400	36,736
Swiber Holdings, Ltd. (I)	6,000	2,301
Technip SA	832	66,583
Tecnicas Reunidas SA	207	6,609
Tenaris SA	1,200	30,540
Tesco Corp. (I)	200	2,320
Tetra Technologies, Inc. (I)	1,600	12,352
TGS Nopec Geophysical Company ASA	1,000	18,588
Tidewater, Inc. (L)	800	33,640
TMK OAO, GDR	600	5,508
Trican Well Service, Ltd.	1,500	21,271
Trinidad Drilling, Ltd.	2,100	12,124
Union Drilling, Inc. (I)	900	4,230
Unit Corp. (I)	1,000	36,920
Wah Seong Corp. BHD	10,184	6,241
Weatherford International, Ltd. (I)	6,300	76,923
Willbros Group, Inc. (I)	600	2,502
WorleyParsons, Ltd.	1,017	25,377

		3,406,961

Health Care Equipment & Supplies
King Stone Energy Group, Ltd. (I)	18,000	2,695

Metals & Mining
Sprott Resource Corp. (I)	687	2,622

Oil, Gas & Consumable Fuels
OMV AG	1,139	34,062
Adaro Energy Tbk PT	60,500	11,515
Advantage Oil & Gas, Ltd. (I)	1,400	5,277
Afren PLC (I)	4,344	5,448
Alon USA Energy, Inc.	1,300	7,969
Alpha Natural Resources, Inc. (I)	3,253	57,546
Altagas, Ltd.	1,000	25,842
Anadarko Petroleum Corp.	5,500	346,775
Apache Corp.	3,300	264,792
Approach Resources, Inc. (I)	400	6,796
Aquila Resources, Ltd. (I)	792	3,715
ARC Resources, Ltd.	1,733	37,309
Arch Coal, Inc. (L)	2,300	33,534
ATP Oil & Gas Corp. (I)	405	3,123
Aurora Oil and Gas, Ltd. (I)	2,460	5,232
Australian Worldwide Exploration, Ltd. (I)	6,149	6,024
Avner Oil Exploration Llpavner Oil
Exploration - Lp (I)	3,304	1,455
Bandanna Energy Ltd. (I)	5,237	3,242
Bangchak Petroleum PCL	6,900	3,663
Bankers Petroleum, Ltd. (I)	700	2,338
Banpu PCL	700	11,814
Baytex Energy Corp.	538	22,492
Beach Energy, Ltd.	24,430	25,166
Bellatrix Exploration, Ltd. (I)	2,700	8,683
Berry Petroleum Company, Class A	900	31,842
BG Group PLC	16,323	310,827

98

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Oil, Gas & Consumable Fuels (continued)
Bharat Petroleum Corp., Ltd.	635	$8,388
Bill Barrett Corp. (I)	700	25,368
Birchcliff Energy, Ltd. (I)	1,700	16,515
BlackPearl Resources, Inc. (I)	1,800	6,407
Bow Energy, Ltd. (I)	9,313	13,098
BP PLC	11,293	67,734
BP PLC, ADR	15,328	552,881
BPZ Resources, Inc. (I)(L)	1,200	3,324
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA	15,200	4,608
Brigham Exploration Company (I)	1,600	40,416
Bumi Resources Tbk PT	163,500	35,722
Cabot Oil & Gas Corp.	1,500	92,865
Cairn Energy PLC (I)	9,527	41,289
Cairn India, Ltd. (I)	1,480	8,088
Callon Petroleum Company (I)	700	2,709
Caltex Australia, Ltd.	944	9,729
Calvalley Petroleums, Inc. (I)	500	530
Cameco Corp.	2,471	45,369
Canadian Natural Resources, Ltd.	5,750	168,840
Canadian Oil Sands, Ltd.	2,801	54,502
Carrizo Oil & Gas, Inc. (I)	400	8,620
Celtic Exploration, Ltd. (I)	600	12,923
Cenovus Energy, Inc.	3,056	94,109
Cheniere Energy, Inc. (I)(L)	700	3,605
Chennai Petroleum Corp., Ltd.	742	3,065
Chesapeake Energy Corp.	7,400	189,070
Chevron Corp.	19,289	1,784,618
China Aviation Oil Singapore Corp., Ltd.	8,000	5,413
China Coal Energy Company, Ltd., Series H	22,000	19,214
China Petroleum & Chemical Corp., ADR	900	86,220
China Qinfa Group, Ltd. (I)	2,000	497
China Shenhua Energy Company, Ltd.	13,500	52,896
Chinook Energy, Inc. (I)	716	1,052
Cimarex Energy Company	1,400	77,980
Clayton Williams Energy, Inc. (I)	300	12,843
Clean Energy Fuels Corp. (I)	382	4,248
Cloud Peak Energy, Inc. (I)	700	11,865
CNOOC, Ltd., ADR	840	134,652
Cockatoo Coal, Ltd. (I)	8,818	3,119
Compton Petroleum Corp. (I)	3	18
Comstock Resources, Inc. (I)	600	9,276
Concho Resources, Inc. (I)(L)	1,600	113,824
Connacher Oil and Gas, Ltd. (I)	1,300	403
ConocoPhillips	16,049	1,016,223
Consol Energy, Inc.	3,200	108,576
Contango Oil & Gas Company (I)	300	16,413
Continental Resources, Inc. (I)	900	43,533
Corridor Resources, Inc. (I)	1,200	2,519
Cosmo Oil Company, Ltd.	4,000	9,920
Crescent Point Energy Corp.	1,600	60,235
Crew Energy, Inc. (I)	300	2,657
Crosstex Energy, Inc.	1,000	13,480
CVR Energy, Inc. (I)	2,000	42,280
Dart Energy, Ltd. (I)	4,100	2,039
Daylight Energy, Ltd.	1,870	9,458
Delek Drilling - LP (I)	252	619
Delek US Holdings, Inc.	1,200	13,524
Delta Dunia Makmur Tbk Pt (I)	65,000	4,965
Denbury Resources, Inc. (I)	5,623	64,665
Denison Mines Corp. (I)	7,400	7,909
Det Norske Oljeselskap ASA (I)	429	3,444
Devon Energy Corp.	3,900	216,216
DHT Holdings, Inc.	900	1,836
DNO International ASA (I)	4,000	3,673
Dragon Oil PLC	4,669	34,910

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Oil, Gas & Consumable Fuels (continued)
Dynamic Energy Holdings, Ltd. (I)	50,000	$4,005
Eastern Star Gas, Ltd. (I)	15,735	11,543
Ecopetrol SA, ADR (L)	700	28,203
El Paso Corp.	5,900	103,132
Enbridge, Inc. (L)	3,368	107,510
Encana Corp. (L)	4,056	78,070
Enerflex, Ltd.	500	4,175
Energen Corp.	1,100	44,979
Energi Mega Persada Tbk PT (I)	760,500	11,055
Energy Partners, Ltd. (I)	600	6,642
Energy Resources of Australia, Ltd. (I)	406	1,125
Enerplus Corp.	1,342	33,131
ENI SpA, ADR	6,000	210,780
Enquest PLC (I)	5,935	8,173
EOG Resources, Inc.	2,600	184,626
EQT Corp.	1,500	80,040
ERG SpA	259	2,882
Essar Oil Ltd (I)	3,444	5,495
Essar Ports, Ltd. (I)	3,028	3,607
Essar Shipping, Ltd.	1,514	2,719
Esso SAF	21	1,936
Etablissements Maurel et Prom SA	1,051	17,154
Euronav NV (I)	796	4,570
EXCO Resources, Inc.	1,900	20,368
Extract Resources, Ltd. (I)	987	7,175
Exxon Mobil Corp.	38,815	2,819,133
Fairborne Energy, Ltd. (I)	400	1,069
Forest Oil Corp. (I)	1,500	21,600
Formosa Petrochemical Corp.	5,000	13,668
Frontline, Ltd.	400	1,925
FX Energy, Inc. (I)	1,300	5,369
Galleon Energy, Inc. (I)	300	690
Galp Energia SGPS SA	1,526	27,809
Gazprom Neft, ADR	1,273	22,316
Gazprom OAO, ADR	4,093	39,088
Gazprom OAO, ADR (London Exchange)	26,138	250,022
General Maritime Corp. (I)	1,300	338
Georesources, Inc. (I)	300	5,337
Gloucester Coal Ltd. (I)	1,226	7,930
GMX Resources, Inc. (I)(L)	100	227
Golar LNG, Ltd.	700	22,246
Goodrich Petroleum Corp. (I)(L)	446	5,272
Gran Tierra Energy, Inc. (I)	3,449	16,450
Great Eastern Shipping Company, Ltd.	515	2,616
Green Plains Renewable Energy, Inc. (I)	400	3,732
Grupa Lotos SA (I)	726	5,442
GS Holdings Corp.	500	23,843
Gulfport Energy Corp. (I)	900	21,762
Harvest Natural Resources, Inc. (I)	500	4,285
Hellenic Petroleum SA	1,357	10,669
Hess Corp.	3,564	186,967
Hindustan Petroleum Corp. Ltd.	939	7,036
HollyFrontier Corp.	3,042	79,761
Horizon Oil, Ltd. (I)	30,952	5,384
Houston American Energy Corp. (L)	500	6,880
Hunting PLC	1,995	18,473
Husky Energy, Inc. (L)	1,675	36,268
Idemitsu Kosan Company, Ltd.	200	17,931
Imperial Oil, Ltd.	1,250	44,899
Indian Oil Corp. Ltd.	2,260	14,385
Indo Tambangraya Megah PT	2,000	8,727
Inpex Corp.	12	73,949
IRPC PCL	74,400	8,377
Ivanhoe Energy, Inc. (I)	900	971
James River Coal Company (I)(L)	700	4,459
Japan Petroleum Exploration Company, Ltd.	200	7,283

99

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Oil, Gas & Consumable Fuels (continued)
JKX Oil & Gas PLC (I)	308	$783
JX Holdings, Inc.	17,290	97,042
Keyera Corp.	400	17,330
Kunlun Energy Company, Ltd.	16,000	21,696
L&L Energy, Inc. (I)(L)	500	1,350
Legacy Oil & Gas, Inc. (I)	800	6,184
Linc Energy, Ltd. (I)	6,566	11,609
Lukoil OAO, ADR	2,643	133,053
Lundin Petroleum AB (I)	2,903	49,022
Mangalore Refinery and Petrochemicals, Ltd.	2,861	3,613
Marathon Oil Corp.	8,400	181,272
Marathon Petroleum Corp.	3,900	105,534
McMoRan Exploration Company (I)	1,985	19,711
Medco Energi Internasional Tbk PT	35,000	8,393
Melrose Resources PLC	307	654
Mitsuuroko Company, Ltd.	1,000	6,717
MOL Hungarian Oil and Gas PLC (I)	534	35,994
Mongolia Energy Company, Ltd. (I)	38,000	2,453
Motor Oil Hellas Corinth Refineries SA (I)	798	6,541
Murphy Oil Corp.	2,500	110,400
Nal Energy Corp.	1,129	8,296
Neste Oil OYJ	833	7,208
New Hope Corp., Ltd.	1,732	8,936
New Zealand Refining Company, Ltd.	3,262	7,883
Newfield Exploration Company (I)	1,900	75,411
Nexen, Inc.	4,647	72,284
Niko Resources, Ltd.	400	16,479
Noble Energy, Inc.	1,700	120,360
Norwegian Energy Company AS (I)	1,197	820
NuVista Energy, Ltd. (I)	800	4,367
Oasis Petroleum, Inc. (I)	1,100	24,563
Occidental Petroleum Corp.	7,601	543,472
Oil & Natural Gas Corp., Ltd.	4,884	26,494
Oil India, Ltd.	559	15,340
Oil Search, Ltd.	6,602	35,630
Open Range Energy Corp. (I)	976	8,196
OPTI Canada, Inc. (I)	1,100	100
Origin Energy, Ltd.	8,123	103,984
Overseas Shipholding Group, Inc. (L)	500	6,870
PA Resources AB (I)	475	134
Pacific Rubiales Energy Corp.	1,700	36,015
Paladin Resources, Ltd. (I)	5,205	5,959
Panhandle Oil and Gas, Inc.	100	2,837
Paramount Resources, Ltd. (I)	200	5,884
Parkland Fuel Corp.	583	4,985
Patriot Coal Corp. (I)	1,400	11,844
Paz Oil Company, Ltd.	59	7,381
Peabody Energy Corp.	2,000	67,760
Pembina Pipeline Corp.	1,000	24,478
Pengrowth Energy Trust	304	2,747
Penn Virginia Corp. (L)	500	2,785
Penn West Petroleum, Ltd.	3,739	55,484
Perpetual Energy, Inc. (I)	1,900	3,590
PetroBakken Energy, Ltd., Class A	921	5,933
Petrobank Energy & Resources, Ltd. (I)	1,000	6,060
PetroChina Company, Ltd., Class H	108,000	130,627
Petroleo Brasileiro, ADR (L)	11,794	244,372
Petroleo Brasileiro S.A., ADR	8,382	188,176
Petroleum Development Corp. (I)	400	7,756
Petrominerales, Ltd.	1,014	19,934
Petronas Dagangan BHD	1,700	8,473
Petronet LNG, Ltd.	3,414	11,081
Petroplus Holdings AG (I)	805	4,471
Petroquest Energy, Inc. (I)	1,000	5,500
Peyto Exploration & Development Corp.	300	5,706
Pioneer Natural Resources Company	1,900	124,963

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Production Company (I)	1,900	$43,149
Polish Oil & Gas Company	12,393	15,092
Polski Koncern Naftowy Orlen SA (I)	2,732	29,871
Premier Oil PLC (I)	2,268	12,191
Progress Energy Resources Corp.	1,300	15,991
Provident Energy Ltdprovident Energy Ltd.	900	7,369
PTT Aromatics & Refining PCL	10,300	8,151
PTT Exploration & Production PCL	5,800	26,029
PTT PCL, Foreign Shares	5,200	43,494
QEP Resources, Inc.	2,500	67,675
Questerre Energy Corp. (I)	3,200	2,199
Quicksilver Resources, Inc. (I)(L)	2,800	21,224
Range Resources Corp.	2,300	134,458
Reliance Industries, Ltd.	7,383	119,847
Repsol YPF SA	3,658	96,381
Repsol YPF SA, ADR	800	21,008
Rex Energy Corp. (I)	800	10,120
Rosetta Resources, Inc. (I)	700	23,954
Rosneft Oil Company, GDR	5,147	29,986
Rosneft Oil Company, GDR
(London Exchange) (I)	1,929	11,238
Royal Dutch Shell PLC, ADR, Class B	20,400	1,265,820
S-Oil Corp.	192	16,670
Salamander Energy PLC (I)	742	2,274
San-Ai Oil Company, Ltd.	2,000	9,698
SandRidge Energy, Inc. (I)(L)	5,388	29,957
Santos, Ltd.	6,225	67,316
Saras SpA (I)	2,835	3,842
Sasol, Ltd.	2,900	117,740
SemGroup Corp., Class A (I)	700	13,972
Semirara Mining Corp.	2,940	12,432
Shell Refining Company Federation of
Malaya BHD	2,800	8,290
Ship Finance International, Ltd. (L)	900	11,700
Showa Shell Sekiyu KK	2,000	14,250
Sino Oil And Gas Holdings, Ltd. (I)	100,000	3,628
Sino Prosper State Gold
Resources Holdings Ltd. (I)	190,000	3,771
SK Energy Company, Ltd.	381	44,764
SM Energy Company	900	54,585
Soco International PLC (I)	3,480	17,620
Southern Union Company	1,700	68,969
SouthGobi Energy Resources, Ltd. (I)	100	635
Southwestern Energy Company (I)	2,600	86,658
Spectra Energy Corp.	4,600	112,838
Statoil ASA	585	12,500
Statoil ASA, ADR (L)	4,800	103,440
Stone Energy Corp. (I)	700	11,347
Straits Asia Resources, Ltd.	8,000	11,952
Suncor Energy, Inc.	10,139	258,917
Sunoco, Inc.	2,100	65,121
Surgutneftegaz, ADR	424	3,371
Surgutneftegaz, ADR	3,050	24,346
Swift Energy Company (I)	500	12,170
Talisman Energy, Inc.	5,500	67,602
Tambang Batubara Bukit Asam Tbk PT	6,000	11,231
Teekay Corp.	600	13,566
Tesoro Corp. (I)	2,000	38,940
Tethys Petroleum Ltd. (I)	400	210
Thai Oil PCL	7,000	11,428
The Williams Companies, Inc.	4,400	107,096
TonenGeneral Sekiyu KK	2,000	22,937
Torm A/S (I)	300	417
Total SA	4,262	187,914
Total SA, ADR	6,600	289,542
Trans-Canada Corp.	3,839	155,846

100

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Oil, Gas & Consumable Fuels (continued)
Transglobe Energy Corp. (I)	600	$4,833
Trilogy Energy Corp.	400	10,306
Tullow Oil PLC	4,144	84,076
Tupras Turkiye Petrol Rafinerileri AS	1,069	22,023
UEX Corp. (I)	800	443
UK Coal PLC (I)	992	530
Ultra Petroleum Corp. (I)	1,300	36,036
Ultrapar Participacoes SA	800	12,552
Ultrapar Participacoes SA, ADR	1,200	18,996
Uranium Energy Corp. (I)(L)	1,600	4,384
Uranium One, Inc. (L)	7,500	14,815
USEC, Inc. (I)	2,500	4,025
Vaalco Energy, Inc. (I)	600	2,916
Valero Energy Corp.	8,000	142,240
Venoco, Inc. (I)	500	4,405
Vermilion Energy, Inc.	420	17,651
Vero Energy, Inc. (I)	300	684
W&T Offshore, Inc.	1,000	13,760
Warren Resources, Inc. (I)	900	2,160
Western Refining, Inc. (I)(L)	1,400	17,444
Whitehaven Coal, Ltd.	1,593	8,072
Whiting Petroleum Corp. (I)	1,800	63,144
Woodside Petroleum, Ltd.	2,975	92,100
World Fuel Services Corp. (L)	800	26,120
Yanzhou Coal Mining Company, Ltd., ADR	1,300	27,430
Yanzhou Coal Mining Company, Ltd., Class H	4,000	8,407
Zargon Oil & Gas, Ltd.	455	5,497

		19,283,947

		22,696,225
Financials - 11.20%

Capital Markets
IOOF Holdings, Ltd.	1,604	8,286
Macquarie Group, Ltd.	2,597	55,553
Perpetual Trust of Australia, Ltd.	325	6,388
Platinum Asset Management, Ltd.	1,354	4,939
CETIP SA - Balcao Organizado de Ativos
e Derivativos	1,400	17,498
AGF Management, Ltd.	1,356	19,617
Canaccord Capital, Inc.	1,200	10,936
CI Financial Corp.	800	15,834
Dundee Capital Markets, Inc. (I)	600	447
GMP Capital, Inc.	600	4,163
IGM Financial, Inc. (L)	700	29,753
Sprott, Inc.	752	4,665
Altamir Amboise (I)	346	3,020
Deutsche Bank AG (L)	5,850	202,469
MLP AG	663	4,210
Marfin Investment Group SA (I)	7,394	2,350
Proton Bank SA (I)	1,023	313
Allied Properties HK, Ltd.	20,000	2,638
China Sci-Tech Holdings, Ltd. (I)	240,000	2,934
Get Nice Holdings, Ltd.	30,000	1,293
Value Partners Group, Ltd.	11,000	4,129
Azimut Holding SpA	1,451	10,005
Mediobanca SpA	3,919	30,865
Daiwa Securities Group, Inc.	10,000	37,314
Ichiyoshi Securities Company, Ltd.	1,100	6,505
kabu.com Securities Company, Ltd.	1,400	3,876
Matsui Securities Company, Ltd.	1,600	7,195
Monex Group, Inc.	48	7,421
Nomura Holdings, Inc.	19,500	71,056
Okasan Holdings, Inc.	3,000	10,086
SBI Holdings, Inc.	152	13,130
Tokai Tokyo Securities Company, Ltd.	3,000	9,106

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Capital Markets (continued)
Brait SA (I)	11,084	$24,116
BinckBank NV	387	4,248
Van der Moolen Holding NV (I)	1,420	19
ABG Sundal Collier Holding ASA	5,096	3,526
UOB-Kay Hian Holdings, Ltd.	8,000	9,290
Coronation Fund Managers, Ltd.	4,050	9,911
Investec, Ltd.	1,608	8,757
Peregrine Holdings, Ltd.	3,334	4,118
Daewoo Securities Company, Ltd.	1,300	11,252
Daishin Securities Company, Ltd.	870	7,390
Eugene Investment &
Securities Company, Ltd. (I)	773	2,079
Hanwha Securities Company, Ltd.	1,080	4,479
Hyundai Securities Company, Ltd.	1,170	9,223
KIWOOM Securities Company, Ltd.	141	6,727
Korea Investment Holdings Company, Ltd.	460	13,220
KTB Network Corp. (I)	2,310	4,925
Mirae Asset Securities Company, Ltd.	306	7,221
NH Investment & Securities Company, Ltd.	1,249	5,028
Samsung Securities Company, Ltd.	377	16,275
SK Securities Company, Ltd.	3,120	2,859
Tong Yang Investment Bank	370	1,401
Woori Investment & Securities Company, Ltd.	740	6,823
Avanza Bank Holding AB	300	7,125
Ratos AB	1,810	20,815
Bank Sarasin & Compagnie AG	196	5,987
Credit Suisse Group AG, ADR (L)	6,000	157,440
EFG International (I)	308	2,271
GAM Holding, Ltd. (I)	1,827	22,834
Julius Baer Group, Ltd. (I)	1,593	53,086
Partners Group Holding AG	72	11,846
Swissquote Group Holding SA	142	5,841
UBS AG (Swiss Exchange) (I)	21,485	244,570
Vontobel Holding AG	286	7,197
Capital Securities Corp.	15,403	5,078
Polaris Securities Company, Ltd.	12,000	7,890
Waterland Financial Holding Company	23,430	8,168
Yuanta Financial Holdings Company, Ltd. (I)	44,760	22,432
Ashmore Group PLC	2,022	10,139
Close Brothers Group PLC	2,056	20,996
Evolution Group PLC	6,137	7,632
F&C Asset Management PLC	4,118	4,178
Hargreaves Lansdown PLC	1,126	7,864
Henderson Group PLC	3,377	5,372
ICAP PLC	4,862	30,905
Intermediate Capital Group PLC	1,170	3,894
Investec PLC	5,041	27,186
Man Group PLC	12,668	32,762
Rathbone Brothers PLC	756	12,203
Schroders PLC	992	19,682
Schroders PLC, Non-Voting Shares	749	12,076
Tullett Prebon PLC	2,196	11,557
Affiliated Managers Group, Inc. (I)	900	70,245
American Capital, Ltd. (I)	5,031	34,311
Ameriprise Financial, Inc.	3,400	133,824
BGC Partners, Inc., Class A	1,200	7,236
BlackRock, Inc.	1,075	159,111
Calamos Asset Management, Inc.	400	4,004
Capital Southwest Corp.	100	7,400
Cohen & Steers, Inc.	609	17,509
Cowen Group, Inc., Class A (I)	1,000	2,710
Duff & Phelps Corp.	200	2,132
E*TRADE Financial Corp. (I)	3,250	29,608
Eaton Vance Corp.	1,600	35,632
Edelman Financial Group, Inc.	900	5,814
Epoch Holding Corp.	11	149

101

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Capital Markets (continued)
Evercore Partners, Inc., Class A	300	$6,840
Federated Investors, Inc., Class B (L)	1,400	24,542
Franklin Resources, Inc.	1,600	153,024
GAMCO Investors, Inc., Class A	100	3,939
GFI Group, Inc.	2,600	10,452
Gleacher & Company, Inc. (I)	1,300	1,547
Greenhill & Company, Inc. (L)	500	14,295
Harris & Harris Group, Inc. (I)	600	2,130
HFF, Inc. (I)	500	4,370
ICG Group, Inc. (I)	800	7,368
International FCStone, Inc. (I)	300	6,228
Invesco, Ltd.	6,659	103,281
Investment Technology Group, Inc. (I)	900	8,811
Janus Capital Group, Inc. (L)	2,400	14,400
Jefferies Group, Inc.	2,400	29,784
JMP Group, Inc.	400	2,324
KBW, Inc.	500	6,895
Knight Capital Group, Inc., Class A (I)	1,400	17,024
Legg Mason, Inc.	2,100	53,991
MCG Capital Corp.	2,100	8,316
Medallion Financial Corp.	300	2,790
MF Global Holdings, Ltd. (I)	2,000	8,260
Morgan Stanley	15,461	208,724
Northern Trust Corp.	3,500	122,430
Penson Worldwide, Inc. (I)(L)	200	290
Piper Jaffray Companies (I)	200	3,586
Raymond James Financial, Inc.	1,800	46,728
Rodman & Renshaw Capital Group, Inc. (I)	1,000	1,100
Safeguard Scientifics, Inc. (I)	400	6,000
SEI Investments Company	1,800	27,684
State Street Corp.	5,700	183,312
Stifel Financial Corp. (I)	825	21,912
SWS Group, Inc. (I)	400	1,876
T. Rowe Price Group, Inc.	2,000	95,540
TD Ameritrade Holding Corp.	2,497	36,718
Teton Advisors, Inc., Class A	1	16
The Bank of New York Mellon Corp.	14,150	263,049
The Charles Schwab Corp.	8,618	97,125
The Goldman Sachs Group, Inc.	4,412	417,155
Virtus Investment Partners, Inc. (I)	85	4,558
Waddell & Reed Financial, Inc., Class A	1,200	30,012
Westwood Holdings Group, Inc.	200	6,910

		4,134,928

Commercial Banks
Australia & New Zealand Banking Group, Ltd.	14,460	268,544
Bank of Queensland, Ltd.	1,632	11,159
Bendigo and Adelaide Bank, Ltd.	3,642	29,520
Commonwealth Bank of Australia	7,399	321,712
National Australia Bank, Ltd.	12,492	265,404
Westpac Banking Corp, ADR	1,400	134,484
Westpac Banking Corp.	7,680	147,610
Erste Group Bank AG	1,943	49,525
Raiffeisen Bank International AG (L)	528	15,430
Dexia SA (I)	5,143	9,759
KBC Bancassurance Holding NV	1,556	35,814
Banco Bradesco SA	5,146	62,784
Banco Bradesco SA, ADR	11,774	174,137
Banco do Brasil SA	5,245	69,292
Banco Santander Brasil SA, ADR	7,100	51,972
Itau Unibanco Holding SA	1,000	13,562
Itau Unibanco Holding SA, ADR	6,715	104,217
Bank of Montreal (L)	4,047	226,464
Bank of Nova Scotia (L)	4,984	250,746
Canadian Imperial Bank of Commerce (L)	1,984	138,931
Canadian Western Bank	645	15,806

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Commercial Banks (continued)
Laurentian Bank of Canada	300	$12,823
National Bank of Canada (L)	800	53,356
Royal Bank of Canada (L)	6,794	311,594
The Toronto-Dominion Bank	4,400	313,194
Banco de Chile, ADR	525	36,671
Banco de Credito e Inversiones	236	11,104
Banco Santander Chile SA, ADR (L)	300	22,044
CorpBanca SA, ADR (L)	333	6,474
Bank of China, Ltd., Class H	353,100	107,740
Bank of Communications
Company, Ltd., Class H (I)	41,225	23,907
China Citic Bank Corp., Ltd.	47,000	18,783
China Construction Bank Corp. (I)	255,891	152,692
China Merchants Bank Company, Ltd.	21,628	32,753
China Minsheng Banking Corp. Ltd.	12,000	7,200
Industrial & Commercial Bank of China	309,730	149,715
BanColombia SA, ADR	200	11,140
Bank of Cyprus PCL	3,424	5,325
Komercni Banka AS	109	20,318
Danske Bank A/S (I)	3,262	45,721
Fionia Bank A/S (I)	550	0
Jyske Bank A/S (I)	712	21,116
Ringkjoebing Landbobank A/S	36	3,591
Spar Nord Bank A/S (I)	600	3,744
Sydbank A/S	511	9,029
BNP Paribas	5,029	199,060
Credit Agricole SA (L)	5,426	37,300
Natixis	8,995	28,471
Societe Generale	3,472	90,972
Comdirect Bank AG	358	3,517
Commerzbank AG (I)	17,645	44,419
DVB Bank AG	130	4,145
Agricultural Bank of Greece (I)	272	131
Alpha Bank AE (I)	4,746	8,430
Bank of Greece SA	162	3,823
EFG Eurobank Ergasias SA (I)	3,504	4,352
Geniki Bank SA (I)	568	218
Greek Postal Savings Bank SA (I)	615	630
National Bank of Greece SA (I)	6,037	22,073
Piraeus Bank SA (I)	19,556	12,207
Bank of East Asia, Ltd.	10,893	32,913
BOC Hong Kong Holdings, Ltd.	18,000	37,851
Chong Hing Bank, Ltd.	4,000	7,062
Dah Sing Banking Group, Ltd.	4,840	4,233
Dah Sing Financial Group	900	2,431
Hang Seng Bank, Ltd.	3,000	35,154
Wing Hang Bank, Ltd.	1,500	12,160
OTP Bank PLC	2,723	40,101
Allahabad Bank	1,093	3,478
Axis Bank, Ltd.	1,420	29,407
Bank of India	845	5,372
Canara Bank	847	7,555
Federal Bank, Ltd.	3,403	25,056
HDFC Bank Ltd.	2,330	21,951
HDFC Bank, Ltd., ADR	1,500	43,725
ICICI Bank, Ltd., ADR	2,200	76,384
Indian Bank	736	3,161
Indian Overseas Bank	3,112	5,855
IndusInd Bank, Ltd.	2,263	11,842
Industrial Development Bank of India, Ltd.	2,292	4,767
Karnataka Bank, Ltd.	259	440
Oriental Bank of Commerce	416	2,467
State Bank of India	396	15,331
Yes Bank, Ltd.	1,666	9,070
Bank Central Asia Tbk PT	60,000	51,700
Bank Danamon Indonesia Tbk PT	32,996	16,940

102

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Commercial Banks (continued)
Bank Mandiri Tbk PT	37,228	$25,998
Bank Negara Indonesia Persero Tbk PT	11,598	4,772
Bank Pan Indonesia Tbk PT (I)	104,500	7,592
Bank Permata Tbk PT (I)	6,000	1,044
Bank Rakyat Indonesia Tbk PT	59,000	38,711
Bank Tabungan Pensiunan Nasional Tbk PT (I)	7,500	2,787
Anglo Irish Bank Corp. PLC (I)	3,621	0
Bank of Ireland (L)	2,000	2,060
Bank Hapoalim, Ltd.	7,512	26,079
Bank Leumi Le-Israel, Ltd.	8,417	26,023
Israel Discount Bank, Ltd. (I)	494	724
Mizrahi Tefahot Bank, Ltd.	1,337	11,016
Banca Carige SpA	7,025	13,611
Banca Monte dei Paschi di Siena SpA	13,824	7,692
Banca Popolare Dell’emilia
Romagna SCRL (L)	1,398	13,639
Banca Popolare dell’Etruria e del
Lazio SpA (I)	1,132	2,281
Banca Popolare di Milano SpA (L)	3,194	7,951
Banca Popolare di Sondrio SCRL	1,955	14,229
Banche Popolari Unite SpA	4,010	14,807
Banco di Desio e della Brianza SpA	669	3,029
Banco Popolare Societa Cooperativa	3,700	6,093
Credito Artigiano SpA	655	793
Credito Bergamasco SpA	157	4,208
Credito Emiliano SpA	637	2,518
Intesa Sanpaolo SpA	45,395	70,930
Piccolo Credito Valtellinese SCRL	2,715	8,125
UniCredit SpA	92,840	98,798
Aichi Bank, Ltd.	100	6,290
Akita Bank, Ltd.	3,000	9,778
Aomori Bank, Ltd.	1,000	3,461
Aozora Bank, Ltd.	7,000	16,045
Awa Bank, Ltd.	2,000	13,767
Bank of Kyoto, Ltd.	3,000	26,683
Bank of Saga, Ltd.	3,000	8,216
Bank of the Ryukyus, Ltd.	900	12,254
Chiba Bank, Ltd.	5,000	34,600
Chugoku Bank, Ltd.	2,000	29,445
Chuo Mitsui Trust Holdings, Inc.	18,430	60,926
Daisan Bank, Ltd.	1,000	2,441
Daishi Bank, Ltd.	3,000	10,239
Ehime Bank, Ltd.	1,000	3,073
Fukui Bank, Ltd.	2,000	6,642
Fukuoka Financial Group, Inc.	8,000	33,482
Gunma Bank	4,000	22,271
Higashi-Nippon Bank, Ltd.	3,000	6,562
Higo Bank, Ltd.	2,000	12,032
Hokuetsu Bank, Ltd.	5,000	10,791
Hokuhoku Financial Group, Inc.	10,000	21,791
Hyakujushi Bank, Ltd.	2,000	9,119
Iyo Bank, Ltd.	2,000	20,372
Joyo Bank, Ltd.	5,000	23,240
Juroku Bank, Ltd.	3,000	9,858
Kagoshima Bank, Ltd.	2,000	14,519
Keiyo Bank, Ltd.	2,000	10,803
Kita-Nippon Bank, Ltd.	100	2,761
Kiyo Holdings, Inc.	11,000	17,014
Minato Bank, Ltd.	6,000	11,405
Mitsubishi UFJ Financial Group	73,747	331,461
Mizuho Financial Group, Inc.	95,480	137,905
Musashino Bank, Ltd.	500	17,862
Nishi-Nippon City Bank, Ltd.	8,000	24,573
Ogaki Kyoritsu Bank, Ltd.	2,000	6,912
Resona Holdings, Inc.	5,100	24,147
Sapporo Hokuyo Holdings, Inc.	300	1,061

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Commercial Banks (continued)
Senshu Ikeda Holdings, Inc.	10,200	$16,736
Shiga Bank, Ltd.	2,000	13,753
Shikoku Bank, Ltd.	1,000	4,109
Shimizu Bank, Ltd.	100	4,458
Shinsei Bank, Ltd.	12,000	13,474
Shizuoka Bank, Ltd.	5,000	52,317
Sumitomo Mitsui Financial Group	7,836	221,148
Suruga Bank, Ltd.	2,000	19,447
The 77th Bank, Ltd.	4,000	18,054
The Bank of Yokohama, Ltd.	9,000	45,089
The Chiba Kogyo Bank, Ltd. (I)	700	4,262
The Hachijuni Bank, Ltd.	3,000	18,366
The Hiroshima Bank, Ltd.	5,000	24,718
The Hokkoku Bank, Ltd.	3,000	11,186
The Hyakugo Bank, Ltd.	2,000	8,496
The Nanto Bank, Ltd.	2,000	11,955
The San-in Godo Bank, Ltd.	2,000	15,421
The Yachiyo Bank, Ltd.	300	8,527
Tochigi Bank, Ltd.	1,000	3,872
Toho Bank, Ltd.	3,000	8,323
Tomato Bank, Ltd.	1,000	1,843
TOMONY Holdings, Inc.	2,000	9,020
Yamagata Bank, Ltd.	1,000	5,463
Yamaguchi Financial Group, Inc.	2,000	20,170
Yamanashi Chuo Bank, Ltd.	3,000	13,776
Liechtensteinische Landesbank AG	43	2,439
Alliance Financial Group BHD	11,800	12,070
CIMB Group Holdings BHD	24,400	52,921
Hong Leong Bank BHD	2,800	8,907
Hong Leong Credit BHD	3,700	12,566
Malayan Banking BHD	19,291	47,504
RHB Capital BHD	5,310	11,588
Grupo Financiero Banorte SAB de CV	13,100	38,719
Grupo Financiero Inbursa SA	13,000	21,738
DnB NOR ASA	5,320	53,111
Sparebanken Midt-Norge ASA	672	4,463
Credicorp, Ltd., ADR	495	45,639
Banco de Oro Unibank, Inc.	3,150	3,646
Bank of the Philippine Islands	11,494	14,593
Metropolitan Bank & Trust Company	2,360	3,524
Philippine National Bank (I)	6,050	6,407
Bank Handlowy w Warszawie SA	220	4,589
Bank Pekao SA	521	20,793
BRE Bank SA (I)	230	16,481
Getin Holding SA (I)	5,326	11,570
ING Bank Slaski SA	79	17,412
Kredyt Bank SA	1,216	4,505
Powszechna Kasa Oszczednosci
Bank Polski SA	2,371	23,229
Banco BPI SA (I)	5,418	4,935
Banco Comercial Portugues SA (I)(L)	17,318	4,493
Banco Espirito Santo SA	3,710	9,824
First BanCorp/Puerto Rico (I)	133	372
Oriental Financial Group, Inc.	500	4,835
Popular, Inc. (I)	12,511	18,767
VTB Bank OJSC, GDR	4,425	18,278
DBS Group Holdings, Ltd.	10,477	93,924
Oversea-Chinese Banking Corp., Ltd.	13,352	82,166
United Overseas Bank, Ltd.	8,068	103,848
ABSA Group, Ltd.	2,063	34,223
Capitec Bank Holdings, Ltd.	330	7,828
Nedbank Group, Ltd.	1,710	28,903
Standard Bank Group, Ltd.	5,981	68,543
BS Financial Group, Inc. (I)	490	5,364
DGB Financial Group, Inc. (I)	910	10,553
Hana Financial Group, Inc.	1,460	42,429

103

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Commercial Banks (continued)
Industrial Bank of Korea	1,290	$14,507
Jeonbuk Bank, Ltd.	460	1,928
KB Financial Group, Inc.	600	19,596
KB Financial Group, Inc., ADR	1,600	52,416
Korea Exchange Bank	1,880	11,037
Shinhan Financial Group Company, Ltd., ADR	1,200	82,128
Woori Finance Holdings Company, Ltd.	3,770	30,941
Banco Bilbao Vizcaya Argentaria SA	11,678	95,153
Banco Bilbao Vizcaya
Argentaria SA, ADR (L)	10,023	81,487
Banco de Sabadell SA	6,485	23,227
Banco de Valencia SA (I)	1,883	1,941
Banco Espanol De Credito SA	577	3,446
Banco Pastor SA	2,014	7,757
Banco Popular Espanol SA (L)	6,925	31,887
Banco Santander SA	29,626	242,194
Banco Santander SA, ADR	18,813	151,257
Bankinter SA (L)	2,422	13,192
Nordea Bank AB	18,930	152,959
Skandinaviska Enskilda Banken AB, Series A	10,992	59,099
Svenska Handelsbanken AB, Series A	3,305	84,020
Swedbank AB, Class A	5,160	56,860
Bank Coop AG	219	15,806
Banque Cantonale Vaudoise	51	26,282
Basler Kantonalbank	42	6,416
Berner Kantonalbank	51	14,043
Luzerner Kantonalbank AG (I)	38	13,428
St. Galler Kantonalbank	37	16,401
Valiant Holding AG	141	19,018
Chang Hwa Commercial Bank, Ltd.	31,610	17,966
China Development Financial Holdings Corp.	142,029	40,950
Chinatrust Financial Holding Company, Ltd.	49,436	28,117
E.Sun Financial Holding Company, Ltd.	33,489	16,342
Entie Commercial Bank	3,000	1,063
Far Eastern International Bank	21,000	7,985
First Financial Holding Company, Ltd.	47,358	30,319
Hua Nan Financial Holdings Company, Ltd.	30,200	18,066
King’s Town Bank (I)	36,000	19,766
Mega Financial Holding Company, Ltd.	47,940	32,960
SinoPac Holdings Company, Ltd.	68,838	22,036
Ta Chong Bank Company, Ltd. (I)	12,000	3,012
Taishin Financial Holdings Company, Ltd.	40,969	15,698
Taiwan Business Bank (I)	27,170	7,843
Taiwan Cooperative Bank	39,061	23,489
Bangkok Bank PCL	3,700	16,553
Bangkok Bank PCL (Foreign
Registered Shares)	2,900	13,549
Bank of Ayudhya PCL	31,800	20,101
Kasikornbank PCL (Foreign Shares)	7,700	28,920
Krung Thai Bank PCL	42,800	21,204
Siam Commercial Bank PCL	2,300	7,843
TMB Bank PCL	210,100	9,665
Akbank AS	5,295	20,813
Albaraka Turk Katilim Bankasi AS	2,272	2,288
Asya Katilim Bankasi AS (I)	1,317	1,369
GSD Holding (I)	8,585	3,260
Sekerbank AS	9,942	5,001
Turkiye Garanti Bankasi AS	5,912	22,922
Turkiye Halk Bankasi AS	1,645	11,790
Turkiye Is Bankasi	9,352	24,083
Turkiye Sinai Kalkinma Bankasi AS	6,514	6,944
Turkiye Vakiflar Bankasi Tao	5,846	11,673
Yapi ve Kredi Bankasi AS (I)	4,484	9,911
Barclays PLC, ADR (L)	15,600	152,568
HSBC Holdings PLC, ADR	22,982	874,235
Lloyds Banking Group PLC (I)	28,330	15,022

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Commercial Banks (continued)
Lloyds TSB Group PLC (I)(L)	21,187	$44,281
Royal Bank of Scotland Group PLC (I)	26,755	9,578
Royal Bank of Scotland Group PLC, ADR (I)	5,300	37,789
Standard Chartered PLC	14,509	289,591
1st Source Corp.	600	12,498
1st United Bancorp, Inc. (I)	600	2,958
Ameris Bancorp (I)(L)	203	1,768
Arrow Financial Corp.	218	4,859
Associated-Banc Corp.	2,800	26,040
BancFirst Corp.	200	6,632
Bancorp, Inc. (I)	700	5,012
BancorpSouth, Inc. (L)	1,300	11,414
Bank of Hawaii Corp.	800	29,120
Bank of the Ozarks, Inc.	400	8,372
BB&T Corp.	7,400	157,842
BOK Financial Corp.	1,000	46,890
Boston Private Financial Holdings, Inc.	1,106	6,503
Bryn Mawr Bank Corp.	150	2,486
Camden National Corp.	200	5,446
Capital City Bank Group, Inc. (L)	200	2,080
CapitalSource, Inc.	3,600	22,104
Capitol Bancorp, Ltd. (I)(L)	900	74
Cardinal Financial Corp.	600	5,172
Cathay General Bancorp	1,300	14,794
Center Financial Corp. (I)	800	3,752
Centerstate Banks, Inc.	300	1,569
Chemical Financial Corp.	400	6,124
CIT Group, Inc. (I)	2,700	81,999
City Holding Company	400	10,796
City National Corp.	700	26,432
CoBiz Financial, Inc.	700	3,129
Columbia Banking System, Inc.	500	7,160
Comerica, Inc.	2,949	67,739
Commerce Bancshares, Inc.	1,202	41,770
Community Bank Systems, Inc.	600	13,614
Community Trust Bancorp, Inc.	300	6,987
Cullen/Frost Bankers, Inc. (L)	900	41,274
CVB Financial Corp.	900	6,921
East West Bancorp, Inc.	1,900	28,329
Encore Bancshares, Inc. (I)(L)	200	2,132
Enterprise Financial Services Corp.	100	1,359
Fifth Third Bancorp	11,000	111,100
Financial Institutions, Inc.	100	1,426
First BanCorp, Inc.	133	0
First Bancorp/Troy NC	300	3,012
First Busey Corp.	1,300	5,655
First Commonwealth Financial Corp.	1,500	5,550
First Community Bancshares, Inc.	300	3,060
First Financial Bancorp	1,000	13,800
First Financial Bankshares, Inc. (L)	450	11,772
First Financial Corp./Indiana	200	5,502
First Horizon National Corp.	3,254	19,394
First Merchants Corp.	300	2,115
First Midwest Bancorp, Inc.	800	5,856
First Security Group, Inc. (I)	30	65
FirstMerit Corp.	1,318	14,972
FNB Corp.	1,800	15,426
Fulton Financial Corp.	2,800	21,420
German American Bancorp, Inc.	200	3,224
Glacier Bancorp, Inc.	1,200	11,244
Great Southern Bancorp, Inc. (L)	200	3,356
Greene County Bancshares, Inc. (I)	200	254
Hancock Holding Company	1,385	37,090
Heartland Financial USA, Inc.	400	5,672
Home Bancshares, Inc.	228	4,838
Hudson Valley Holding Corp.	220	3,835

104

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Commercial Banks (continued)
Huntington Bancshares, Inc.	11,700	$56,160
IBERIABANK Corp.	600	28,236
Independent Bank Corp. - MA (L)	500	10,870
International Bancshares Corp. (L)	1,300	17,095
Investors Bancorp, Inc. (I)	2,811	35,503
KeyCorp	13,328	79,035
Lakeland Bancorp, Inc.	210	1,642
Lakeland Financial Corp.	200	4,132
M&T Bank Corp.	1,916	133,928
MainSource Financial Group, Inc.	700	6,104
MB Financial, Inc.	900	13,248
Metro Bancorp, Inc. (I)	400	3,460
Nara Bancorp, Inc. (I)	700	4,249
National Penn Bancshares, Inc.	1,500	10,515
NBT Bancorp, Inc.	300	5,586
Northfield Bancorp, Inc. (L)	900	11,916
Old National Bancorp	1,500	13,980
Old Second Bancorp, Inc. (I)(L)	200	252
Pacific Capital Bancorp (I)	500	12,760
Pacific Continental Corp.	400	2,836
PacWest Bancorp (L)	500	6,970
Park National Corp. (L)	300	15,864
Peoples Bancorp, Inc.	100	1,100
Pinnacle Financial Partners, Inc. (I)(L)	500	5,470
PNC Financial Services Group, Inc.	5,800	279,502
PrivateBancorp, Inc.	900	6,768
Prosperity Bancshares, Inc. (L)	700	22,876
Regions Financial Corp.	16,700	55,611
Renasant Corp.	200	2,546
Republic Bancorp, Inc., Class A	300	5,313
Republic First Bancorp, Inc. (I)	700	1,099
S&T Bancorp, Inc.	400	6,464
Sandy Spring Bancorp, Inc.	300	4,389
SCBT Financial Corp.	300	7,404
Sierra Bancorp	100	915
Signature Bank (I)	700	33,411
Simmons First National Corp., Class A	200	4,340
Southside Bancshares, Inc.	430	7,744
Southwest Bancorp, Inc. (I)	200	844
State Bancorp, Inc.	200	2,114
StellarOne Corp.	200	1,990
Sterling Bancorp	600	4,356
Sterling Financial Corp. (I)	4	50
Suffolk Bancorp (I)	100	832
Sun Bancorp, Inc. (I)	315	835
SunTrust Banks, Inc.	6,000	107,700
Susquehanna Bancshares, Inc.	2,100	11,487
SVB Financial Group (I)	700	25,900
SY Bancorp, Inc.	100	1,862
Synovus Financial Corp. (L)	12,700	13,589
Taylor Capital Group, Inc. (I)	400	2,568
TCF Financial Corp.	1,900	17,404
Texas Capital Bancshares, Inc. (I)	800	18,280
Tompkins Financial Corp.	110	3,936
Tower Bancorp., Inc.	200	4,188
TowneBank (L)	500	5,685
TriCo Bancshares	400	4,908
Trustmark Corp. (L)	1,100	19,965
U.S. Bancorp	17,500	411,950
UMB Financial Corp.	700	22,456
Umpqua Holdings Corp.	2,100	18,459
Union First Market Bankshares Corp.	100	1,072
United Bankshares, Inc.	900	18,081
United Community Banks, Inc. (I)	81	688
Univest Corp. of Pennsylvania	200	2,666
Valley National Bancorp	2,198	23,277

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Commercial Banks (continued)
Virginia Commerce Bancorp, Inc. (I)	600	$3,522
Washington Banking Company	400	3,892
Washington Trust Bancorp, Inc.	400	7,912
Webster Financial Corp.	1,300	19,890
Wells Fargo & Company	58,135	1,402,216
WesBanco, Inc.	400	6,924
West Bancorp, Inc.	800	6,784
West Coast Bancorp (I)	241	3,374
Westamerica Bancorp. (L)	400	15,328
Western Alliance Bancorp (I)	1,400	7,672
Wilshire Bancorp, Inc. (I)	700	1,918
Wintrust Financial Corp.	500	12,905
Zions Bancorporation (L)	2,344	32,980

		15,223,584

Commercial Services & Supplies
K-Green Trust	1,400	953

Consumer Finance
Allied Group, Ltd.	2,000	5,034
Mahindra & Mahindra Financial Services, Ltd.	237	3,127
Shriram Transport Finance Company	782	9,654
Credit Saison Company, Ltd.	1,800	34,640
Compartamos SAB de CV	12,100	16,359
Samsung Card Company, Ltd.	400	13,843
International Personal Finance PLC	1,077	3,712
Provident Financial PLC	1,356	21,070
Advance America Cash Advance Centers, Inc.	900	6,624
American Express Company	8,000	359,200
Capital One Financial Corp.	5,103	202,232
Cash America International, Inc.	500	25,580
CompuCredit Holdings Corp. (I)	591	1,649
Credit Acceptance Corp. (I)	500	32,180
DFC Global Corp. (I)	600	13,110
Discover Financial Services	7,200	165,168
EZCORP, Inc., Class A (I)	500	14,270
First Cash Financial Services, Inc. (I)	400	16,780
Nelnet, Inc., Class A	800	15,024
SLM Corp.	7,500	93,375
The First Marblehead Corp. (I)	800	816
World Acceptance Corp. (I)	300	16,785

		1,070,232

Diversified Financial Services
AET&D Holdings No 1, Ltd.	2	0
Australian Stock Exchange, Ltd.	1,368	39,717
Challenger, Ltd.	7,270	29,488
Washington H Soul Pattinson
& Company, Ltd.	1,874	22,968
Ackermans & Van Haaren NV (I)	310	21,794
Banque Nationale de Belgique	4	11,738
BM&F Bovespa SA	10,600	49,554
Onex Corp.	800	24,934
Sprott Resource Lending Corp.	1,200	1,580
TMX Group, Inc.	500	19,534
Pohjola Bank OYJ	2,267	23,826
Financiere Marc de Lacharriere SA	165	6,079
Arques Industries AG (I)	1,047	3,500
Deutsche Boerse AG (I)	991	49,764
Grenkeleasing AG	302	14,740
China Everbright, Ltd.	8,000	8,340
CSI Properties, Ltd	270,000	5,762
Hong Kong Exchanges & Clearing, Ltd.	4,300	61,702
Bajaj Holdings and Investment, Ltd.	665	9,713
Crisil Ltd.	190	3,239

105

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Diversified Financial Services (continued)
Infrastructure Development
Finance Company, Ltd.	5,962	$13,206
Kotak Mahindra Bank, Ltd.	1,923	17,714
Power Finance Corp. Ltd.	2,196	6,615
Reliance Capital, Ltd.	1,234	7,804
Rural Electrification Corp. Ltd.	3,171	11,058
Kardan Yazamut Ltd. Common Stock (I)	1,564	57
IBJ Leasing Company, Ltd.	200	4,815
AMMB Holdings BHD	15,200	27,067
Bursa Malaysia BHD	3,900	7,417
Mulpha International BHD (I)	53,500	5,801
Bolsa Mexicana de Valores SAB de CV	5,700	7,871
Inmuebles Carso SAB de CV, Class B1 (I)	5,300	3,871
ING Groep NV (I)	14,498	102,037
ING Groep NV ADR (I)(L)	7,242	51,056
Kardan Nvkardan NV (I)	1,564	3,947
SNS REAAL NV (I)	1,920	4,768
Ayala Corp.	1,880	12,387
Singapore Exchange, Ltd.	5,000	25,084
African Bank Investments, Ltd.	6,694	27,215
FirstRand, Ltd.	15,326	37,012
JSE, Ltd.	219	1,737
Mvelaphanda Group, Ltd. (I)	10,184	4,214
PSG Group, Ltd.	1,178	6,699
Meritz Finance Holdings Co, Ltd.
(I)	303	548
Bolsas y Mercados Espanoles SA	488	13,105
CaixaBank	7,076	31,205
Bure Equity AB (I)	284	776
D Carnegie & Company AB (I)	700	0
Fubon Financial Holding Company, Ltd.	27,296	28,249
Thanachart Captial PCL	2,100	1,841
Aberdeen Asset Management PLC	7,201	19,263
IG Group Holdings PLC	2,931	20,253
London Stock Exchange Group PLC	1,258	15,785
Asset Acceptance Capital Corp. (I)	200	674
Bank of America Corp.	116,312	711,829
Citigroup, Inc.	21,701	555,980
CME Group, Inc.	900	221,760
Encore Capital Group, Inc. (I)	600	13,110
Interactive Brokers Group, Inc., Class A	400	5,572
IntercontinentalExchange, Inc. (I)	1,000	118,260
JPMorgan Chase & Company	49,179	1,481,271
Leucadia National Corp.	3,400	77,112
Life Partners Holdings, Inc.	156	944
MarketAxess Holdings, Inc.	600	15,612
Moody’s Corp.	2,000	60,900
MSCI, Inc. (I)	1,226	37,185
NewStar Financial, Inc. (I)	1,100	10,274
NYSE Euronext	3,700	85,988
PHH Corp. (I)	900	14,472
PICO Holdings, Inc. (I)	500	10,255
Portfolio Recovery Associates, Inc. (I)	200	12,444
Resource America, Inc.	565	2,548
The NASDAQ OMX Group, Inc. (I)	2,800	64,792

		4,429,431

Household Durables
Sjaelso Gruppen A/S (I)	150	40

Insurance
AMP, Ltd.	15,452	58,004
NIB Holdings, Ltd.	7,722	10,223
NRMA Insurance Group, Ltd.	15,517	44,868
QBE Insurance Group, Ltd.	5,276	64,734
Suncorp-Metway, Ltd.	10,537	80,117

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Insurance (continued)
Uniqa Versicherungen AG	343	$5,330
Wiener Staedtische Allgemeine
Versicherung AG	482	18,305
Ageas	13,918	23,942
Alterra Capital Holdings, Ltd. (L)	1,500	28,455
Arch Capital Group, Ltd. (I)	2,400	78,420
Argo Group International Holdings, Ltd.	500	14,185
Aspen Insurance Holdings, Ltd.	1,200	27,648
Assured Guaranty, Ltd.	2,200	24,178
Axis Capital Holdings, Ltd.	2,000	51,880
Catlin Group, Ltd.	4,951	28,543
Endurance Specialty Holdings, Ltd.	800	27,320
Enstar Group, Ltd. (I)	200	19,046
Everest Re Group, Ltd.	800	63,504
Hiscox, Ltd.	4,702	26,849
Lancashire Holdings, Ltd.	97	1,039
Maiden Holdings, Ltd.	1,300	9,607
Montpelier Re Holdings, Ltd.	1,100	19,448
PartnerRe, Ltd.	1,200	62,724
Platinum Underwriters Holdings, Ltd.	800	24,600
RenaissanceRe Holdings, Ltd.	800	51,040
Validus Holdings, Ltd.	1,872	46,650
Porto Seguro SA	1,300	12,099
Sul America SA	2,700	22,976
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	200	76,685
Great-West Lifeco, Inc.	1,500	29,502
Industrial Alliance Insurance and
Financial Services, Inc.	900	26,590
Intact Financial Corp.	800	43,920
Kingsway Financial Services, Inc. (I)	1,600	1,130
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	4,063	97,048
Greenlight Capital Re, Ltd., Class A (I)	600	12,444
China Life Insurance Company, Ltd., ADR (L)	2,300	81,673
China Pacific Insurance Group Company, Ltd.	8,174	23,545
PICC Property & Casualty
Company, Ltd., Class H	18,000	19,186
Ping An Insurance Group Company	7,500	41,732
Topdanmark A/S (I)	135	21,116
TrygVesta A/S	177	9,302
Sampo OYJ	2,893	72,457
April Group SA	269	4,115
AXA SA	10,607	137,722
CNP Assurances SA	1,760	25,988
Euler Hermes SA	217	13,107
SCOR SE	1,334	28,759
Allianz SE	2,504	235,628
Hannover Rueckversicherung AG	522	23,618
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	1,061	131,516
Asia Financial Holdings, Ltd.	22,000	8,177
China Taiping Insurance
Holdings Company, Ltd. (I)	7,000	13,488
Bajaj Finserv, Ltd.	1,288	13,608
Beazley PLC	7,685	13,911
FBD Holdings PLC	77	667
Global Indemnity PLC (I)	450	7,686
XL Group PLC	4,803	90,296
Clal Insurance Enterprise Holdings, Ltd.	217	3,097
Menorah Mivtachim Holdings, Ltd. (I)	45	354
Migdal Insurance Holdings, Ltd.	3,100	3,952
Assicurazioni Generali SpA	6,967	110,054
Fondiaria-Sai SpA (I)	869	1,807
Mediolanum SpA	1,091	3,956
Milano Assicurazioni SpA (I)	1,886	845

106

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Insurance (continued)
Societa’ Cattolica di Assicurazioni SCRL	635	$13,701
Unipol Gruppo Finanziario SpA, ADR (I)	8,796	3,712
MS&AD Insurance Group Holdings	3,182	68,966
NKSJ Holdings, Inc.	2,175	48,050
Sony Financial Holdings, Inc.	800	12,098
T&D Holdings, Inc.	4,000	37,648
The Dai-ichi Life Insurance Company, Ltd.	33	34,094
Tokio Marine Holdings, Inc.	4,100	103,929
Flagstone Reinsurance Holdings SA	1,500	11,625
LPI Capital BHD	400	1,460
Aegon NV (I)	12,421	50,075
Delta Lloyd NV	234	3,696
Tower, Ltd.	14,954	15,765
Storebrand ASA	3,919	19,686
Powszechny Zaklad Ubezpieczen SA	28	2,644
Discovery Holdings, Ltd., ADR	3,521	17,241
Liberty Holdings, Ltd.	983	9,706
MMI Holdings, Ltd.	8,546	17,960
Sanlam, Ltd.	16,519	55,078
Santam, Ltd.	141	2,409
Dongbu Insurance Company, Ltd.	320	13,477
Hanwha General Insurance Company, Ltd. (I)	1,210	8,128
Hyundai Marine & Fire
Insurance Company, Ltd.	450	11,052
Korea Life Insurance Company Ltd.	1,640	7,489
Korean Reinsurance Company, Ltd.	1,407	16,154
LIG Non-Life Insurance Company, Ltd.	440	7,201
Meritz Fire & Marine
Insurance Company, Ltd.	726	6,464
Samsung Fire & Marine
Insurance Company, Ltd.	319	56,962
Tong Yang Life Insurance	730	8,224
Grupo Catalana Occidente SA	291	4,775
Mapfre SA	4,256	13,147
ACE, Ltd.	1,100	66,660
Allied World Assurance
Company Holdings, Ltd.	800	42,968
Baloise Holding AG	399	29,160
Helvetia Patria Holding AG (I)	45	13,680
Schweizerische National-Versicherungs-
Gesellschaft AG	483	16,210
Swiss Life Holding (I)	221	24,156
Swiss Re, Ltd. (I)	2,806	130,597
Zurich Financial Services AG (I)	1,130	233,939
Cathay Financial Holdings Company, Ltd.	29,194	33,094
China Life Insurance Company, Ltd.	18,332	17,243
Shin Kong Financial
Holding Company, Ltd. (I)	42,512	12,471
Admiral Group PLC	1,595	31,271
Amlin PLC	5,558	24,361
Aviva PLC	20,827	98,410
Chesnara PLC	1,469	4,732
Jardine Lloyd Thompson Group PLC	1,381	13,503
Legal & General Group PLC	46,210	69,159
Novae Group PLC	791	3,713
Old Mutual PLC	44,194	71,454
Prudential PLC (L)	9,400	160,364
Resolution, Ltd.	16,885	64,810
RSA Insurance Group PLC	27,615	47,367
St James’s Place PLC	895	4,288
Standard Life PLC	18,251	56,523
Willis Group Holdings PLC	2,300	79,051
Aflac, Inc.	4,300	150,285
Alleghany Corp. (I)	104	30,004
American Equity Investment Life
Holding Company	1,100	9,625

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Insurance (continued)
American Financial Group, Inc.	1,600	$49,712
American International Group, Inc. (I)	1,100	24,145
American National Insurance Company	300	20,775
American Safety Insurance Holdings, Ltd. (I)	200	3,680
AMERISAFE, Inc. (I)	200	3,682
Amtrust Financial Services, Inc.	900	20,034
AON Corp.	2,600	109,148
Arthur J. Gallagher & Company	1,420	37,346
Assurant, Inc.	1,700	60,860
Berkshire Hathaway, Inc., Class B (I)	4,069	289,062
Brown & Brown, Inc.	1,900	33,820
Chubb Corp.	3,300	197,967
Cincinnati Financial Corp.	2,300	60,559
Citizens, Inc., Class A (I)	300	1,923
CNA Financial Corp.	3,900	87,633
CNO Financial Group, Inc. (I)	4,000	21,640
Delphi Financial Group, Inc., Class A	1,000	21,520
Donegal Group, Inc.	304	3,660
eHealth, Inc. (I)	200	2,732
EMC Insurance Group, Inc.	260	4,784
Employers Holdings, Inc.	600	7,656
Erie Indemnity Company	800	56,944
FBL Financial Group, Inc., Class A	500	13,310
Fidelity National Financial, Inc., Class A	4,200	63,756
First Acceptance Corp. (I)	800	984
First American Financial Corp.	1,400	17,920
Genworth Financial, Inc., Class A (I)	6,700	38,458
Hallmark Financial Services, Inc. (I)	500	3,685
Harleysville Group, Inc.	600	35,316
Hartford Financial Services Group, Inc.	5,900	95,226
HCC Insurance Holdings, Inc.	1,600	43,280
Hilltop Holdings, Inc. (I)	1,200	8,652
Horace Mann Educators Corp.	800	9,128
Independence Holding Company	200	1,450
Kemper Corp.	1,300	31,148
Lincoln National Corp.	4,600	71,898
Loews Corp.	4,565	157,721
Markel Corp. (I)	100	35,713
Marsh & McLennan Companies, Inc.	4,600	122,084
MBIA, Inc. (I)(L)	3,800	27,626
Meadowbrook Insurance Group, Inc.	1,100	9,801
Mercury General Corp.	800	30,680
MetLife, Inc.	9,500	266,095
National Financial Partners Corp. (I)	900	9,846
National Interstate Corp.	200	4,396
Old Republic International Corp.	3,830	34,164
OneBeacon Insurance Group, Ltd.	300	4,092
Presidential Life Corp.	300	2,466
Primerica, Inc.	1,300	28,028
Principal Financial Group, Inc.	4,600	104,282
ProAssurance Corp.	500	36,010
Protective Life Corp.	900	14,067
Prudential Financial, Inc.	5,100	238,986
Reinsurance Group of America, Inc.	1,100	50,545
RLI Corp.	400	25,432
Safety Insurance Group, Inc.	200	7,566
SeaBright Holdings, Inc.	200	1,440
Selective Insurance Group, Inc.	800	10,440
StanCorp Financial Group, Inc.	800	22,056
State Auto Financial Corp.	900	11,835
Stewart Information Services Corp.	200	1,768
The Allstate Corp.	5,800	137,402
The Hanover Insurance Group, Inc.	800	28,400
The Navigators Group, Inc. (I)	400	17,280
The Phoenix Companies, Inc. (I)	1,200	1,464
The Progressive Corp.	6,100	108,336

107

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Insurance (continued)
The Travelers Companies, Inc.	5,900	$287,507
Torchmark Corp.	1,800	62,748
Tower Group, Inc.	700	16,002
Transatlantic Holdings, Inc.	1,000	48,520
United Fire & Casualty Company	500	8,845
Universal Insurance Holdings, Inc.	800	3,080
Unum Group (L)	4,620	96,835
W.R. Berkley Corp.	2,000	59,380
White Mountains Insurance Group, Ltd.	100	40,575

		8,323,135

Real Estate Management & Development
Lend Lease Corp.	4,413	29,567
Peet & Company, Ltd.	3,526	3,929
ServCorp, Ltd.	1,946	5,114
CA Immobilien Anlagen AG (I)	23	280
BR Malls Participacoes SA	3,400	34,737
Brasil Brokers Participacoes SA	2,200	6,927
Iguatemi Empresa de Shopping Centers SA	178	2,982
JHSF Participacoes SA	2,000	4,308
LPS Brasil Consultoria de Imoveis SA	500	8,018
Multiplan Empreendimentos Imobiliarios SA	100	1,853
Brookfield Asset Management, Inc.	2,200	60,842
First Capital Realty, Inc.	173	2,807
FirstService Corp. (I)	200	5,174
Parque Arauco Saparque Arauco SA	801	1,312
Agile Property Holdings, Ltd.	8,000	5,043
Bund Center Investment, Ltd. (I)	9,000	1,059
Country Garden Holdings Company	32,000	8,697
Evergrande Real Estate Group, Ltd.	25,000	7,572
Greentown China Holdings, Ltd.	11,500	5,313
Guangzhou R&F Properties
Company, Ltd., Class H	10,000	7,207
Longfor Properties Company, Ltd.	5,053	4,945
Renhe Commercial Holdings Company, Ltd.	56,000	5,745
Shui On Land, Ltd.	12,847	3,057
Sino-Ocean Land Holdings, Ltd.	31,596	10,059
Soho China, Ltd.	15,000	9,320
AFI Development PLC (I)	5,263	2,210
Technopolis Oyj	1,351	5,712
Deutsche Wohnen AG	944	12,584
IVG Immobilien AG (I)	981	3,385
Tag Immobilien AG (I)	577	4,608
Asia Standard International Group	20,000	3,269
Cheung Kong Holdings, Ltd.	9,000	96,347
China Overseas Land & Investment, Ltd.	24,960	35,651
China Resources Land, Ltd.	18,000	18,891
Coastal Greenland, Ltd. (I)	4,000	152
Cosway Corp. Ltd. (I)	5,000	574
Far East Consortium International, Ltd.	36,000	5,618
Franshion Properties China, Ltd.	40,000	6,185
Glorious Property Holdings, Ltd. (I)	45,000	5,929
Great Eagle Holdings, Ltd.	4,108	8,698
Hang Lung Group, Ltd.	6,000	30,511
Hang Lung Properties, Ltd.	16,000	47,302
Henderson Land Development Company, Ltd.	9,036	40,142
HKR International, Ltd.	16,800	5,721
Hopewell Holdings, Ltd.	6,000	17,058
Hopson Development Holdings, Ltd. (L)	6,000	3,380
Hysan Development Company, Ltd.	3,000	8,890
Kerry Properties, Ltd.	5,500	17,297
Kowloon Development Company, Ltd.	7,000	5,959
KWG Property Holding, Ltd.	14,500	5,250
Midland Holdings, Ltd.	10,000	4,072
Mingfa Group International Company, Ltd.	30,000	8,668
New World China Land, Ltd.	33,000	7,872

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Real Estate Management & Development (continued)
New World Development Company, Ltd.	18,036	$16,965
Poly Hong Kong Investment, Ltd.	11,000	3,351
Shenzhen Investment, Ltd.	44,000	7,901
Shimao Property Holdings, Ltd., GDR	14,500	10,550
Sino Land Company, Ltd.	24,068	32,019
Sinolink Worldwide Holdings, Ltd. (I)	58,000	4,046
Sun Hung Kai Properties, Ltd.	8,000	90,640
TAI Cheung Holdings, Ltd.	14,000	9,236
Tian An China Investment, Ltd.	12,000	6,193
United Energy Group, Ltd. (I)	74,000	8,951
Wharf Holdings, Ltd.	9,000	43,862
Wheelock and Company, Ltd.	8,000	23,387
Yuexiu Property Company, Ltd.	62,949	8,138
DLF, Ltd.	2,243	9,916
Housing Development
& Infrastructure, Ltd. (I)	1,200	2,374
Indiabulls Real Estate, Ltd.	4,034	5,961
Sobha Developers, Ltd.	1,142	4,962
Unitech, Ltd. (I)	9,169	4,852
Bakrieland Development Tbk PT (I)	550,000	6,852
Ciputra Development Tbk PT	228,500	12,834
Lippo Karawaci Tbk PT	62,500	4,719
Pakuwon Jati Tbk Pt (I)	69,500	6,040
Sentul City Tbk PT (I)	105,000	2,924
Summarecon Agung Tbk PT	24,500	2,735
Africa Israel Investments, Ltd. (I)	802	2,325
Prelios SpA (I)	2,380	661
Daibiru Corp.	1,500	10,508
Daikyo, Inc. (I)	1,000	1,608
Daito Trust Construction Company, Ltd.	500	45,847
Daiwa House Industry Company, Ltd.	4,000	51,481
Goldcrest Company, Ltd.	170	3,135
Heiwa Real Estate Company, Ltd.	3,500	7,477
Hulic Company, Ltd.	600	6,754
Iida Home Max	400	3,369
Kenedix, Inc. (I)	48	5,780
Leopalace21 Corp. (I)(L)	1,200	2,616
Mitsubishi Estate Company, Ltd.	4,000	64,737
Mitsui Fudosan Company, Ltd.	4,000	63,309
Nomura Real Estate Holdings, Inc.	600	9,049
Sumitomo Realty &
Development Company, Ltd.	1,000	19,216
TOC Company, Ltd.	2,000	9,609
Tokyo Rakutenchi Company, Ltd.	1,000	3,567
Tokyo Tatemono Company, Ltd.	6,000	18,216
Tokyu Land Corp.	5,000	17,956
Atrium European Real Estate, Ltd.	951	4,565
Altisource Portfolio Solutions SA (I)	600	21,234
GAGFAH SA (I)	1,288	7,831
Bandar Raya Developments BHD	9,200	5,617
IGB Corp. BHD	15,756	9,379
IJM Land BHD	10,100	5,982
KLCC Property Holdings BHD	7,300	7,257
SP Setia BHD	15,600	18,893
Sunway BHD (I)	11,220	6,642
Ayala Land, Inc.	40,800	13,499
Belle Corp. (I)	72,000	5,462
Robinsons Land Corp.	36,750	9,435
SM Development Corp.	40,100	6,720
SM Prime Holdings, Ltd.	18,800	5,227
Echo Investment SA (I)	5,340	5,779
Bukit Sembawang Estates, Ltd.	2,000	5,635
Capitaland, Ltd.	15,000	27,963
CapitaMalls Asia, Ltd.	8,000	7,304
City Developments, Ltd.	4,000	29,036
Fragrance Group, Ltd.	58,000	12,672

108

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Real Estate Management & Development (continued)
Guocoland, Ltd.	4,000	$5,760
Ho Bee Investment, Ltd. (I)	7,000	7,055
Keppel Land, Ltd.	7,177	14,022
Orchard Parade Holdings, Ltd.	9,000	8,873
United Industrial Corp, Ltd.	5,000	10,147
UOL Group, Ltd.	5,000	15,750
Wheelock Properties, Ltd.	7,000	8,656
Wing Tai Holdings, Ltd.	4,000	3,697
Yanlord Land Group, Ltd.	7,000	3,740
Growthpoint Properties, Ltd.	10,399	22,825
Realia Business SA (I)	3,816	5,507
Atrium Ljungberg AB, Class B	157	1,499
Castellum AB	536	6,529
Fabege AB	1,258	9,499
Hufvudstaden AB Class A	503	4,868
Kungsleden AB	1,328	9,015
Wihlborgs Fastigheter AB	722	9,110
Allreal Holding AG (I)	49	7,576
Mobimo Holding AG (I)	62	14,932
PSP Swiss Property AG (I)	76	6,819
Cathay Real Estate
Development Company, Ltd.	18,000	7,141
Chong Hong Construction Company	4,120	8,473
Farglory Land Development Company, Ltd.	5,000	8,057
Highwealth Construction Corp.	5,000	8,265
Huaku Development Company, Ltd.	3,273	6,924
Hung Poo Real Estate Development Corp.	5,499	4,314
Kuoyang Construction Company Ltd. (I)	13,000	5,316
Prince Housing & Development Corp.	13,080	9,269
Radium Life Tech Company, Ltd.	9,827	7,575
Ruentex Development Company, Ltd.	6,000	5,849
Central Pattana PCL	8,400	9,255
Land & Houses PCL	33,200	6,935
Preuksa Real Estate PCL	15,000	6,900
Capital & Counties Properties PLC	408	1,065
Capital & Regional PLC (I)	1,359	747
Development Securities PLC	1,830	5,392
Helical Bar PLC	514	1,552
Quintain Estates & Development PLC (I)	3,488	2,174
Savills PLC	3,206	14,197
St. Modwen Properties PLC	1,033	1,882
Avatar Holdings, Inc. (I)	100	818
Brookfield Office Properties, Inc.	1,900	26,273
CB Richard Ellis Group, Inc., Class A	3,000	39,270
Consolidated-Tomoka Land Company	200	5,252
Forest City Enterprises, Inc., Class A (I)	2,100	22,386
Forestar Group, Inc. (I)	400	4,364
Jones Lang LaSalle, Inc.	700	36,267
Kennedy-Wilson Holdings, Inc.	800	8,480
Tejon Ranch Company (I)	338	8,068
The St. Joe Company (I)(L)	1,600	23,984

		2,012,885

Thrifts & Mortgage Finance
Home Capital Group, Inc.	400	16,643
Aareal Bank AG (I)	1,065	16,476
Dewan Housing Finance Corp. Ltd.	1,398	6,618
LIC Housing Finance, Ltd.	5,385	22,996
Abington Bancorp, Inc.	600	4,320
Astoria Financial Corp. (L)	1,700	13,073
Bank Mutual Corp.	1,200	3,132
BankFinancial Corp.	300	1,992
Beneficial Mutual Bancorp, Inc. (I)	1,600	11,920
Berkshire Hill Bancorp, Inc.	256	4,728
BofI Holding, Inc. (I)	300	4,038
Brookline Bancorp, Inc.	900	6,939

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Thrifts & Mortgage Finance (continued)
Capitol Federal Financial, Inc.	2,037	$21,511
Clifton Savings Bancorp, Inc.	500	4,580
Dime Community Bancshares	400	4,052
ESSA Bancorp, Inc.	200	2,102
Federal Agricultural Mortgage Corp., Class C	300	5,709
First Financial Holdings, Inc.	100	401
First Financial Northwest, Inc. (I)	500	2,810
First Niagara Financial Group, Inc.	4,514	41,303
Flushing Financial Corp.	800	8,640
Home Federal Bancorp, Inc.	200	1,564
Hudson City Bancorp, Inc.	6,600	37,356
Kearny Financial Corp.	500	4,420
Meridian Interstate Bancorp, Inc. (I)	400	4,364
MGIC Investment Corp. (I)	1,700	3,179
New York Community Bancorp, Inc.	5,752	68,449
Northwest Bancshares, Inc.	2,025	24,118
OceanFirst Financial Corp.	200	2,334
Ocwen Financial Corp. (I)	1,800	23,778
Oritani Financial Corp.	735	9,452
People’s United Financial, Inc.	5,963	67,978
Provident Financial Services, Inc.	1,100	11,825
Provident New York Bancorp	800	4,656
Radian Group, Inc.	2,100	4,599
Rockville Financial, Inc.	303	2,872
Roma Financial Corp.	200	1,630
Territorial Bancorp, Inc.	200	3,830
TFS Financial Corp. (I)	4,100	33,333
The PMI Group, Inc. (I)	700	140
Tree.com, Inc. (I)	20	100
TrustCo Bank Corp.	1,600	7,136
United Financial Bancorp, Inc.	500	6,845
Viewpoint Financial Group	420	4,809
Washington Federal, Inc.	1,600	20,384
Waterstone Financial, Inc. (I)	200	556
Westfield Financial, Inc.	400	2,636

		556,326

		35,751,514
Health Care - 6.39%

Biotechnology
Acadia Pharmaceuticals, Inc. (I)	100	108
Actelion, Ltd. (I)	795	26,448
Active Biotech AB (I)	427	1,897
Affymax, Inc. (I)	500	2,240
Alexion Pharmaceuticals, Inc. (I)	1,600	102,496
Alkermes PLC (I)	1,600	24,416
Allos Therapeutics, Inc. (I)	300	552
Alnylam Pharmaceuticals, Inc. (I)(L)	400	2,628
AMAG Pharmaceuticals, Inc. (I)	300	4,428
Amgen, Inc.	8,728	479,604
Amicus Therapeutics, Inc. (I)	400	1,536
Anadys Pharmaceuticals, Inc. (I)	1,300	1,195
Arena Pharmaceuticals, Inc. (I)	600	870
Ariad Pharmaceuticals, Inc. (I)	2,200	19,338
Arqule, Inc. (I)	600	3,030
Basilea Pharmaceutica (I)	119	5,072
Bavarian Nordic A/S (I)	450	3,221
Biocon, Ltd.	1,434	9,868
Biogen Idec, Inc. (I)	2,500	232,875
BioMarin Pharmaceutical, Inc. (I)	1,300	41,431
BioMimetic Therapeutics, Inc. (I)	600	1,980
Biotest AG	188	10,243
Cangene Corp. (I)	400	561
Celgene Corp. (I)	3,157	195,481
Cephalon, Inc. (I)	1,000	80,700

109

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Biotechnology (continued)
Cepheid, Inc. (I)(L)	451	$17,512
CSL, Ltd.	1,983	56,564
Cubist Pharmaceuticals, Inc. (I)	900	31,788
Cytokinetics, Inc. (I)	600	708
Dendreon Corp. (I)(L)	1,100	9,900
Dyax Corp. (I)	600	756
Emergent Biosolutions, Inc. (I)	500	7,715
Enzon Pharmaceuticals, Inc. (I)	700	4,928
Exelixis, Inc. (I)(L)	1,500	8,190
Galapagos NV (I)	188	1,481
Genmab A/S (I)	380	2,209
Genomic Health, Inc. (I)	500	10,990
Genus PLC	1,065	17,315
Geron Corp. (I)(L)	2,000	4,240
Gilead Sciences, Inc. (I)	5,900	228,920
Grifols SA (I)	1,108	20,726
GTx, Inc. (I)	600	2,010
Halozyme Therapeutics, Inc. (I)	1,500	9,210
Human Genome Sciences, Inc. (I)	1,500	19,035
Idenix Pharmaceuticals, Inc. (I)	400	1,996
Immunogen, Inc. (I)	500	5,480
Immunomedics, Inc. (I)	900	2,880
Incyte Corp. (I)(L)	1,677	23,428
Inovio Biomedical Corp. (I)	300	170
Intercell AG (I)	488	1,309
InterMune, Inc. (I)	900	18,180
Mannkind Corp. (I)(L)	813	3,081
Maxygen, Inc.	300	1,641
Medivir AB (I)	250	3,302
Mesoblast, Ltd. (I)	1,314	10,054
Momenta Pharmaceuticals, Inc. (I)	600	6,900
Myriad Genetics, Inc. (I)	1,200	22,488
Myriad Pharmaceuticals, Inc. (I)	250	685
Nabi Biopharmaceuticals (I)	400	672
Neurocrine Biosciences, Inc. (I)	1,600	9,568
NeurogesX, Inc. (I)(L)	340	303
NeuroSearch A/S (I)	102	406
Novavax, Inc. (I)(L)	1,200	1,932
OncoGenex Pharmaceutical, Inc. (I)	100	980
Oncolytics Biotech, Inc. (I)	900	3,143
Onyx Pharmaceuticals, Inc. (I)	700	21,007
Opko Health, Inc. (I)(L)	1,900	8,227
Osiris Therapeutics, Inc. (I)	500	2,560
PDL BioPharma, Inc.	1,900	10,545
Pharmasset, Inc. (I)	800	65,896
Progenics Pharmaceuticals, Inc. (I)	200	1,148
Regeneron Pharmaceuticals, Inc. (I)	1,100	64,020
Rigel Pharmaceuticals, Inc. (I)	800	5,888
Sangamo Biosciences, Inc. (I)	700	3,045
Seattle Genetics, Inc. (I)(L)	800	15,248
Sino Biopharmaceutical	96,000	26,857
Spectrum Pharmaceuticals, Inc. (I)	1,100	8,393
Swedish Orphan Biovitrum AB (I)	35	83
Synta Pharmaceuticals Corp. (I)	300	975
Theravance, Inc. (I)	514	10,352
ThromboGenics NV (I)	334	7,618
Transcept Pharmaceuticals, Inc. (I)	253	1,675
Trimeris, Inc. (I)	500	1,260
United Therapeutics Corp. (I)	800	29,992
Vertex Pharmaceuticals, Inc. (I)	1,600	71,264
Vical, Inc. (I)	900	2,232
Zeltia SA (I)(L)	2,108	4,311

		2,187,609

Health Care Equipment & Supplies
Abaxis, Inc. (I)(L)	200	4,582

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Health Care Equipment & Supplies (continued)
ABIOMED, Inc. (I)	200	$2,206
Accuray, Inc. (I)	1,095	4,402
Alere, Inc. (I)	1,200	23,580
Align Technology, Inc. (I)	1,300	19,721
Alphatec Holdings, Inc. (I)	1,000	2,110
Analogic Corp.	200	9,082
AngioDynamics, Inc. (I)	200	2,628
Anika Therapeutics, Inc. (I)	500	2,750
Ansell, Ltd.	1,951	24,415
Arthrocare Corp. (I)	300	8,631
Baxter International, Inc.	3,500	196,490
Becton, Dickinson & Company	1,700	124,644
BioMerieux SA	61	5,317
Blackmores, Ltd.	69	2,014
Boston Scientific Corp. (I)	21,116	124,796
C.R. Bard, Inc.	1,000	87,540
Cantel Medical Corp.	200	4,224
CareFusion Corp. (I)	3,082	73,814
Carl Zeiss Meditec AG	602	10,631
Cie Generale d’Optique
Essilor International SA	954	68,752
Cochlear, Ltd.	319	14,175
Coloplast A/S	150	21,649
Conceptus, Inc. (I)	500	5,235
CONMED Corp. (I)	600	13,806
Covidien PLC	3,371	148,661
CryoLife, Inc. (I)	300	1,347
Cutera, Inc. (I)	300	2,136
Cyberonics, Inc. (I)	200	5,660
DENTSPLY International, Inc.	2,100	64,449
DexCom, Inc. (I)	365	4,380
DiaSorin SpA	185	6,825
Edwards Lifesciences Corp. (I)	1,000	71,280
Elekta AB, Series B	1,152	43,189
Exactech, Inc. (I)	100	1,408
Fisher & Paykel Healthcare Corp.	6,757	12,848
Gen-Probe, Inc. (I)	700	40,075
Getinge AB, Series B	1,295	28,229
Given Imaging, Ltd. (I)	283	4,390
GN Store Nord A/S	2,000	12,298
Greatbatch, Inc. (I)	300	6,003
Haemonetics Corp. (I)	400	23,392
Hill-Rom Holdings, Inc.	900	27,018
Hogy Medical Company, Ltd.	100	4,623
Hologic, Inc. (I)	3,800	57,798
ICU Medical, Inc. (I)	200	7,360
IDEXX Laboratories, Inc. (I)	500	34,485
Integra LifeSciences Holdings Corp. (I)	300	10,731
Intuitive Surgical, Inc. (I)	400	145,712
Invacare Corp.	700	16,128
IRIS International, Inc. (I)	300	2,691
Jeol, Ltd.	1,000	2,839
Kensey Nash Corp. (I)	100	2,450
Kinetic Concepts, Inc. (I)	1,100	72,479
Medical Action Industries, Inc. (I)	500	2,525
Medtronic, Inc.	7,244	240,791
Meridian Bioscience, Inc.	400	6,296
Merit Medical Systems, Inc. (I)	375	4,928
Mingyuan Medicare
Development Company, Ltd. (I)	40,000	1,393
Miraca Holdings, Inc.	300	13,188
Natus Medical, Inc. (I)	500	4,755
Neogen Corp. (I)	250	8,680
Nihon Kohden Corp.	400	10,756
Nipro Corp.	800	7,540
Nissui Pharmaceutical Company, Ltd.	500	4,491

110

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Health Care Equipment & Supplies (continued)
Nobel Biocare Holding AG (I)	1,134	$11,356
NuVasive, Inc. (I)	500	8,535
NxStage Medical, Inc. (I)	584	12,182
Olympus Corp.	1,000	30,869
Omega Pharma SA (I)	224	10,334
Opto Circuits India, Ltd.	1,184	5,402
OraSure Technologies, Inc. (I)	600	4,776
Orthofix International NV (I)	300	10,353
Palomar Medical Technologies, Inc. (I)	500	3,940
Quidel Corp. (I)	400	6,548
ResMed, Inc. (I)(L)	2,000	57,580
RTI Biologics, Inc. (I)	1,400	4,606
Sirona Dental Systems, Inc. (I)	800	33,928
Smith & Nephew PLC, ADR	1,100	49,159
SonoSite, Inc. (I)	300	9,102
Sonova Holding AG (I)	188	16,965
Sorin SpA (I)	7,397	16,107
Spectranetics Corp. (I)	700	4,998
St. Jude Medical, Inc.	2,290	82,875
STERIS Corp.	844	24,704
Straumann Holding AG	53	8,286
Stryker Corp.	2,828	133,284
SurModics, Inc. (I)	200	1,820
Symmetry Medical, Inc. (I)	400	3,088
Synovis Life Technologies, Inc. (I)	100	1,670
Sysmex Corp.	600	21,552
Teleflex, Inc.	600	32,262
Terumo Corp.	700	36,408
The Cooper Companies, Inc.	700	55,405
Thoratec Corp. (I)	800	26,112
Top Glove Corp. BHD	5,200	6,643
Varian Medical Systems, Inc. (I)(L)	1,100	57,376
Vascular Solutions, Inc. (I)	400	4,580
Volcano Corp. (I)	400	11,852
West Pharmaceutical Services, Inc.	500	18,550
William Demant Holdings A/S (I)	107	8,030
Wright Medical Group, Inc. (I)	600	10,728
Young Innovations, Inc.	100	2,850
Ypsomed Holding AG (I)	2	121
Zimmer Holdings, Inc. (I)	1,800	96,300
Zoll Medical Corp. (I)	300	11,322

		2,975,979

Health Care Providers & Services
Accretive Health, Inc. (I)	600	12,738
Aetna, Inc.	4,300	156,305
Air Methods Corp. (I)	300	19,101
Alfresa Holdings Corp.	400	16,739
Alliance HealthCare Services, Inc. (I)	200	228
Almost Family, Inc. (I)	100	1,663
Amedisys, Inc. (I)	500	7,410
American Dental Partners, Inc. (I)	200	1,932
AMERIGROUP Corp. (I)	1,000	39,010
AmerisourceBergen Corp.	2,800	104,356
Amil Participacoes SA	800	7,127
AMN Healthcare Services, Inc. (I)	400	1,604
Amplifon SpA	619	3,032
Amsurg Corp. (I)	500	11,250
Apollo Hospitals Enterprise, Ltd.	1,126	11,926
Assisted Living Concepts, Inc.	320	4,054
Assura Group, Ltd.	5,036	3,179
Bio-Reference Labs, Inc. (I)	400	7,364
BioScrip, Inc. (I)	700	4,452
Brookdale Senior Living, Inc. (I)	1,500	18,810
Capital Senior Living Corp. (I)	800	4,936
Cardinal Health, Inc.	3,765	157,678

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Health Care Providers & Services (continued)
Catalyst Health Solutions, Inc. (I)	800	$46,152
Celesio AG	622	8,210
Centene Corp. (I)	812	23,280
Chemed Corp.	300	16,488
CIGNA Corp.	4,000	167,760
CML Healthcare, Inc.	327	2,933
Community Health Systems, Inc. (I)	1,500	24,960
Continucare Corp. (I)	1,600	10,208
Corvel Corp. (I)	200	8,500
Coventry Health Care, Inc. (I)	2,100	60,501
Cross Country Healthcare, Inc. (I)	500	2,090
DaVita, Inc. (I)	1,400	87,738
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	2,326	835
Diagnosticos da America SA	3,600	30,615
Emeritus Corp. (I)	200	2,820
Express Scripts, Inc. (I)	3,800	140,866
Fleury SA	200	2,387
Fresenius Medical Care AG &
Company KGaA	1,000	67,530
Fresenius SE & Company KGaA	790	70,112
Galenica Holding AG	30	15,358
Gentiva Health Services, Inc. (I)	400	2,208
Hanger Orthopedic Group, Inc. (I)	700	13,223
Health Management
Associates, Inc., Class A (I)	4,100	28,372
Health Net, Inc. (I)	2,300	54,533
Healthsouth Corp. (I)	1,700	25,381
Healthspring, Inc. (I)	1,000	36,460
Healthways, Inc. (I)	600	5,898
Henry Schein, Inc. (I)	1,400	86,814
HMS Holdings Corp. (I)	1,200	29,268
Humana, Inc.	2,900	210,917
IPC The Hospitalist Company, Inc. (I)	200	7,138
Kindred Healthcare, Inc. (I)	741	6,387
Korian	384	7,466
Laboratory Corp. of America Holdings (I)	1,200	94,860
Landauer, Inc.	100	4,954
LHC Group, Inc. (I)	200	3,412
Life Healthcare Group Holdings, Ltd.	3,407	8,100
LifePoint Hospitals, Inc. (I)	800	29,312
Lincare Holdings, Inc.	1,350	30,375
Magellan Health Services, Inc. (I)	500	24,150
McKesson Corp.	2,400	174,480
MedCath Corp.	500	6,940
Medco Health Solutions, Inc. (I)	3,200	150,048
Medi-Clinic Corp., Ltd.	2,345	9,751
Mediceo Holdings Company, Ltd.	1,600	16,169
Mediq NV	324	4,897
Mednax, Inc. (I)	700	43,848
Medquist Holdings, Inc. (I)	432	3,266
Molina Healthcare, Inc. (I)	900	13,896
MWI Veterinary Supply, Inc. (I)	200	13,764
National Healthcare Corp.	100	3,230
Netcare, Ltd.	10,169	16,416
Odontoprev SA	400	5,912
Omnicare, Inc. (L)	1,800	45,774
Oriola-KD OYJ	3,601	8,049
Orpea SA	163	6,609
Owens & Minor, Inc.	750	21,360
Patterson Companies, Inc.	1,600	45,808
PDI, Inc. (I)	300	2,010
PharMerica Corp. (I)	600	8,562
Primary Health Care, Ltd.	5,118	14,512
PSS World Medical, Inc. (I)	900	17,721
Quest Diagnostics, Inc.	2,600	128,336

111

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Health Care Providers & Services (continued)
Raffles Medical Group, Ltd.	7,000	$11,946
Ramsay Health Care, Ltd.	719	13,126
Rhoen-Klinikum AG	1,133	22,938
Select Medical Holdings Corp. (I)	2,500	16,675
Ship Healthcare Holdings Inc	1,000	24,679
Sigma Pharmaceuticals, Ltd. (I)	20,199	12,556
Sinopharm Group Company, Ltd.	1,600	4,177
Skilled Healthcare Group, Inc. (I)	300	1,083
Sonic Healthcare, Ltd.	2,607	28,527
Sun Healthcare Group, Inc. (I)	300	810
Sunrise Senior Living, Inc. (I)(L)	300	1,389
Suzuken Company, Ltd.	400	10,736
Team Health Holdings, Inc. (I)	600	9,852
Tenet Healthcare Corp. (I)	8,000	33,040
The Ensign Group, Inc.	200	4,622
The Providence Service Corp. (I)	500	5,325
Toho Holdings Company, Ltd.	300	3,675
Triple-S Management Corp., Class B (I)	400	6,700
United Drug PLC	3,962	12,175
UnitedHealth Group, Inc.	9,900	456,588
Universal American Corp.	1,600	16,096
Universal Health Services, Inc., Class B	1,400	47,600
US Physical Therapy, Inc.	300	5,556
VCA Antech, Inc. (I)(L)	1,400	22,372
Vital KSK Holdings, Inc.	1,200	10,501
WellCare Health Plans, Inc. (I)	800	30,384
WellPoint, Inc. (L)	4,700	306,816

		3,974,767

Health Care Technology
AGFA Gevaert NV (I)	1,939	4,016
Allscripts Healthcare Solutions, Inc. (I)	2,600	46,852
athenahealth, Inc. (I)	400	23,820
Cerner Corp. (I)(L)	1,800	123,336
Computer Programs & Systems, Inc.	200	13,230
Emdeon, Inc., Class A (I)	1,300	24,427
MedAssets, Inc. (I)	700	6,727
Medidata Solutions, Inc. (I)	300	4,932
Merge Healthcare, Inc. (I)	1,400	8,526
Omnicell, Inc. (I)	600	8,268
Quality Systems, Inc. (L)	400	38,800
SXC Health Solutions Corp. (I)	400	22,315

		325,249

Life Sciences Tools & Services
Affymetrix, Inc. (I)	1,200	5,880
Agilent Technologies, Inc. (I)	3,400	106,250
Bachem Holding AG	51	2,152
Bio-Rad Laboratories, Inc., Class A (I)	300	27,231
Bruker Corp. (I)	2,100	28,413
BTG PLC (I)	3,898	15,069
Charles River
Laboratories International, Inc. (I)	900	25,758
Covance, Inc. (I)	900	40,905
Divi’s Laboratories, Ltd.	640	9,480
Enzo Biochem, Inc. (I)	1,300	3,341
EPS Company, Ltd.	2	4,548
eResearch Technology, Inc. (I)	800	3,568
Evotec AG (I)	5,636	16,968
Furiex Pharmaceuticals, Inc. (I)	125	1,779
Gerresheimer AG	197	8,159
Illumina, Inc. (I)	1,100	45,012
Life Technologies Corp. (I)	2,600	99,918
Lonza Group AG (I)	368	22,089
Luminex Corp. (I)	500	11,085
Mettler-Toledo International, Inc. (I)	300	41,988

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Life Sciences Tools & Services (continued)
Morphosys AG (I)	113	$2,884
Nordion, Inc.	2,500	22,092
Parexel International Corp. (I)	1,100	20,823
PerkinElmer, Inc.	1,600	30,736
Pharmaceutical Product Development, Inc.	1,500	38,490
QIAGEN NV (I)	1,865	25,755
Tecan Group AG (I)	62	4,442
Techne Corp.	600	40,806
Thermo Fisher Scientific, Inc. (I)	4,611	233,501
Waters Corp. (I)	800	60,392

		999,514

Pharmaceuticals
Abbott Laboratories	10,944	559,676
Acrux, Ltd.	1,766	5,331
Adcock Ingram Holdings, Ltd.	882	6,559
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	234	31
Allergan, Inc.	2,100	172,998
Aspen Pharmacare Holdings, Ltd. (I)	2,184	24,636
Astellas Pharma, Inc.	2,100	79,223
AstraZeneca PLC, ADR	7,400	328,264
AVANIR Pharmaceuticals, Class A (I)(L)	187	535
Bayer AG	3,787	208,118
Biodel, Inc. (I)	1,100	605
Bristol-Myers Squibb Company	13,475	422,846
Cadila Healthcare, Ltd.	793	12,290
Cardiome Pharma Corp. (I)	300	1,025
China Chemical &
Pharmaceutical Company, Ltd.	1,000	580
China Pharmaceutical Group, Ltd.	14,000	3,347
China Shineway Pharmaceutical Group, Ltd.	5,000	5,972
Chugai Pharmaceutical Company, Ltd.	900	15,251
Cipla, Ltd.	3,066	17,664
Daiichi Sankyo Company, Ltd.	3,500	72,877
Dainippon Sumitomo Pharma Company, Ltd.	1,000	11,004
Depomed, Inc. (I)	1,200	6,480
Dong-A Pharmaceutical Company, Ltd.	45	3,431
Dr. Reddy’s Laboratories, Ltd., ADR (L)	900	26,820
Durect Corp. (I)	600	966
Egis Gyogyszergyar Nyrt	93	6,243
Eisai Company, Ltd.	900	36,273
Elan Corp. PLC, ADR (I)	3,100	32,643
Eli Lilly & Company	7,300	269,881
Endo Pharmaceuticals Holdings, Inc. (I)	1,700	47,583
Faes Farma SA	488	872
Forest Laboratories, Inc. (I)	4,100	126,239
Genomma Lab Internacional SA de CV (I)	3,800	6,266
GlaxoSmithKline Pharmaceuticals, Ltd.	235	10,018
GlaxoSmithKline PLC, ADR	8,400	346,836
Glenmark Pharmaceuticals, Ltd.	334	2,187
Green Cross Corp.	76	10,846
Green Cross Holdings Corpgreen
Cross Holdings Corp.	480	6,820
H. Lundbeck A/S	487	9,260
Hanmi Holdings Company, Ltd. (I)	5	91
Hanmi Pharm Company, Ltd. (I)	17	966
Hi-Tech Pharmacal Company, Inc. (I)	200	6,720
Hikma Pharmaceuticals PLC	1,765	15,623
Hisamitsu Pharmaceutical Company, Inc.	300	14,407
Hospira, Inc. (I)	1,700	62,900
Impax Laboratories, Inc. (I)	700	12,537
Ipsen SA	190	5,718
Jazz Pharmaceuticals, Inc. (I)	800	33,216
Johnson & Johnson	21,559	1,373,524
Jubilant Life Sciences, Ltd.	59	212

112

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Pharmaceuticals (continued)
Jubilant Organosys, Ltd.	1,184	$4,765
K-V Pharmaceutical Company, Class A (I)	1,100	1,485
Kaken Pharmaceutical Company, Ltd.	1,000	13,956
Kalbe Farma Tbk PT	51,500	18,600
Kissei Pharmaceutical Company, Ltd.	1,000	21,857
Kyorin Company, Ltd.	1,000	20,833
Kyowa Hakko Kogyo Company, Ltd.	2,000	22,269
Laboratorios Almirall SA	481	3,393
Lannett Company, Inc. (I)	600	2,298
LG Life Sciences, Ltd. (I)	173	5,376
Lijun International
Pharmaceutical Holding, Ltd.	40,000	3,780
Lupin, Ltd.	519	5,006
Meda AB	2,924	26,644
Medicis Pharmaceutical Corp., Class A	900	32,832
Merck & Company, Inc.	28,540	933,543
Merck KGaA	555	45,413
Mitsubishi Tanabe Pharma Corp.	600	11,123
Mochida Pharmaceutical Company, Ltd.	1,000	11,434
Mylan, Inc. (I)	4,200	71,400
Nippon Shinyaku Company, Ltd.	1,000	12,862
Novartis AG	735	41,020
Novartis AG, ADR	10,900	607,893
Novo Nordisk A/S, ADR	1,600	159,232
Obagi Medical Products, Inc. (I)	300	2,721
Ono Pharmaceutical Company, Ltd.	600	35,728
Orion OYJ, Series A	518	10,499
Orion OYJ, Series B	915	18,419
Pain Therapeutics, Inc. (I)	900	4,284
Par Pharmaceutical Companies, Inc. (I)	900	23,958
Perrigo Company	1,000	97,110
Pfizer, Inc.	75,307	1,331,428
Pharmaxis, Ltd. (I)	6,309	4,408
Piramal Healthcare, Ltd.	482	3,523
Questcor Pharmaceuticals, Inc. (I)	900	24,534
Ranbaxy Laboratories, Ltd.	764	7,938
Recordati SpA	1,275	11,085
Richter Gedeon Nyrt	147	20,032
Roche Holdings AG	2,713	436,472
Roche Holdings AG (SIX Swiss Exchange)	100	16,808
Rohto Pharmaceutical Company, Ltd.	1,000	13,025
Salix Pharmaceuticals, Ltd. (I)	1,000	29,600
Sanofi	1,493	98,029
Sanofi, ADR	8,840	289,952
Santarus, Inc. (I)	1,300	3,627
Santen Pharmaceutical Company, Ltd.	400	16,717
Sawai Pharmaceutical Company, Ltd.	200	21,543
Schweizerhall Holding AG (I)	47	3,562
Shionogi & Company, Ltd.	1,500	22,200
Shire PLC, ADR (L)	1,100	103,323
Stada Arzneimittel AG	532	11,218
Strides Arcolab, Ltd.	487	3,493
Sun Pharmaceutical Industries, Ltd.	1,755	16,471
Taisho Pharmaceuticals Company, Ltd.	1,000	24,556
Takeda Pharmaceutical Company, Ltd.	3,400	161,432
Teva Pharmaceutical Industries, Ltd., ADR	4,753	176,907
The Medicines Company (I)	400	5,952
Tsumura & Company, Ltd.	400	12,747
UCB SA	715	30,446
United Laboratories, Ltd.	6,000	4,503
Valeant Pharmaceuticals International, Inc.	1,500	55,912
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange)	1,246	46,252
Vectura Group PLC (I)	4,498	6,018
Virbac SA	64	10,373
Viropharma, Inc. (I)	1,000	18,070

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Pharmaceuticals (continued)
Warner Chilcott PLC, Class A (I)	1,600	$22,880
Watson Pharmaceuticals, Inc. (I)	1,700	116,025
Wockhardt, Ltd. (I)	1,455	11,251
Yuhan Corp.	106	9,426
Zeria Pharmaceutical Company, Ltd.	1,000	17,035

		9,912,916

		20,376,034
Industrials - 8.24%

Aerospace & Defense
AAR Corp.	700	11,669
Aerovironment, Inc. (I)(L)	300	8,445
Alliant Techsystems, Inc.	400	21,804
American Science & Engineering, Inc.	100	6,105
BAE Systems PLC	24,883	102,585
BE Aerospace, Inc. (I)	1,320	43,705
Bharat Electronics, Ltd.	204	6,372
Bombardier, Inc.	8,000	28,018
Bombardier, Inc., Class A	2,300	8,121
CAE, Inc.	2,909	27,288
Ceradyne, Inc. (I)	400	10,756
Chemring Group PLC	1,365	11,187
Cobham PLC	7,963	21,599
Cubic Corp.	300	11,721
Curtiss-Wright Corp.	900	25,947
DigitalGlobe, Inc. (I)	500	9,715
Ducommun, Inc. (I)	100	1,498
Elbit Systems, Ltd.	300	11,910
Embraer SA, ADR	1,575	39,958
Esterline Technologies Corp. (I)	400	20,736
European Aeronautic Defence &
Space Company	2,586	72,552
Finmeccanica SpA	3,480	24,021
GenCorp, Inc. (I)	500	2,245
General Dynamics Corp.	3,228	183,641
GeoEye, Inc. (I)	400	11,340
Goodrich Corp.	1,400	168,952
Hampson Industries PLC (I)	4,514	667
HEICO Corp.	356	17,529
HEICO Corp., Class A	468	15,753
Hexcel Corp. (I)	1,400	31,024
Honeywell International, Inc.	5,398	237,026
Huntington Ingalls Industries, Inc. (I)	466	11,338
ITT Corp.	2,600	109,200
L-3 Communications Holdings, Inc.	1,500	92,955
LMI Aerospace, Inc. (I)	200	3,412
Lockheed Martin Corp.	2,500	181,600
Meggitt PLC	8,887	46,116
Moog, Inc., Class A (I)	800	26,096
MTU Aero Engines Holding AG	328	20,564
National Presto Industries, Inc.	100	8,691
Northrop Grumman Corp.	2,900	151,264
Orbital Sciences Corp., Class A (I)	900	11,520
Precision Castparts Corp.	1,200	186,552
Qinetiq PLC	11,015	19,854
Raytheon Company	3,200	130,784
Rockwell Collins, Inc.	1,265	66,741
Rolls-Royce Holdings PLC (I)	13,341	122,320
Saab AB	662	11,895
Safran SA	1,294	39,751
Singapore Technologies Engineering, Ltd.	10,000	21,197
Spirit Aerosystems Holdings, Inc., Class A (I)	1,400	22,330
Taser International, Inc. (I)	400	1,724
Teledyne Technologies, Inc. (I)	500	24,430
Textron, Inc.	4,000	70,560

113

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Aerospace & Defense (continued)
Thales SA	666	$20,812
The Boeing Company	5,900	357,009
TransDigm Group, Inc. (I)	700	57,169
Triumph Group, Inc.	800	38,992
Ultra Electronics Holdings PLC	805	18,785
United Technologies Corp.	6,400	450,304
Zodiac SA	501	38,597

		3,556,451

Air Freight & Logistics
Air Transport Services Group, Inc. (I)	1,700	7,361
Atlas Air Worldwide Holdings, Inc. (I)	400	13,316
C.H. Robinson Worldwide, Inc.	1,400	95,858
Deutsche Post AG	5,913	75,572
Expeditors International of Washington, Inc.	2,000	81,100
FedEx Corp.	2,700	182,736
Forward Air Corp.	500	12,725
Freightways, Ltd.	4,613	11,180
Hanjin Transportation Company, Ltd.	140	2,869
HUB Group, Inc., Class A (I)	600	16,962
Kerry TJ Logistics Company, Ltd.	4,000	3,971
Kintetsu World Express, Inc.	100	2,851
Mainfreight, Ltd.	1,739	12,799
Oesterreichische Post AG	519	14,779
Pacer International, Inc. (I)	200	750
Panalpina Welttransport Holding AG (I)	188	15,998
Park-Ohio Holdings Corp. (I)	300	3,603
PostNL NV	1,760	7,707
Shenzhen International Holdings, Ltd.	45,000	2,198
Shibusawa Warehouse Company, Ltd.	1,000	3,182
Singapore Post, Ltd.	21,000	16,416
Sinotrans, Ltd., Class H	11,000	2,137
TNT Express NV	1,760	12,144
Toll Holdings, Ltd.	3,609	15,134
United Parcel Service, Inc., Class B	5,277	333,243
UTI Worldwide, Inc.	1,600	20,864
Wincanton PLC (I)	620	771
Yamato Transport Company, Ltd.	3,000	54,601

		1,022,827

Airlines
Air China, Ltd.	4,000	2,754
Air France KLM (I)	1,136	8,309
AirAsia BHD	12,600	11,472
Alaska Air Group, Inc. (I)	500	28,145
All Nippon Airways Company, Ltd.	3,000	9,376
Allegiant Travel Company (I)	300	14,139
Asiana Airlines, Inc. (I)	2,380	15,340
Cathay Pacific Airways, Ltd.	8,000	12,961
China Airlines, Ltd.	22,320	10,934
China Eastern Airlines Corp., Ltd. (I)	6,000	1,876
Delta Air Lines, Inc. (I)	10,200	76,500
Deutsche Lufthansa AG	1,916	24,716
easyJet PLC (I)	2,229	11,897
EVA Airways Corp.	13,112	8,581
Gol Linhas Aereas Inteligentes SA, ADR	900	5,004
Hawaiian Holdings, Inc. (I)	1,000	4,210
International Consolidated
Airlines Group SA (I)	7,304	17,197
JetBlue Airways Corp. (I)(L)	4,600	18,860
Korean Air Lines Company, Ltd.	473	17,463
Lan Airlines SA, ADR (L)	900	18,585
Malaysian Airline System BHD (I)	15,200	6,294
Norwegian Air Shuttle ASA (I)	300	3,104
Qantas Airways, Ltd. (I)	10,227	13,693
Singapore Airlines, Ltd.	3,000	25,957

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Airlines (continued)
Skywest, Inc.	1,200	$13,812
Southwest Airlines Company	11,009	88,512
Thai Airways International PCL	6,600	4,246
Turk Hava Yollari (I)	3,051	4,445
United Continental Holdings, Inc. (I)	4,094	79,342
US Airways Group, Inc. (I)(L)	2,300	12,650
Virgin Blue Holdings, Ltd. (I)	16,061	4,791

		575,165

Auto Components
Rieter Holding AG (I)	46	7,325
Semperit AG Holding	67	2,663
Westport Innovations, Inc. (I)	500	14,500

		24,488

Building Products
AAON, Inc.	450	7,088
Aica Kogyo Company, Ltd.	1,100	15,740
American Woodmark Corp. (I)	100	1,211
Ameron International Corp.	100	8,494
AO Smith Corp.	450	14,414
Apogee Enterprises, Inc.	400	3,436
Armstrong World Industries, Inc.	1,100	37,884
Asahi Glass Company, Ltd.	3,000	29,250
Assa Abloy AB, Series B	2,028	41,750
Belimo Holding AG	4	7,115
Builders FirstSource, Inc. (I)	300	381
Bunka Shutter Company, Ltd.	2,000	6,158
Central Glass Company, Ltd.	3,000	14,591
Cie de Saint-Gobain SA	2,765	105,608
Daikin Industries, Ltd.	1,000	28,606
Geberit AG (I)	245	45,040
Gibraltar Industries, Inc. (I)	200	1,624
Griffon Corp. (I)	653	5,342
GWA International, Ltd.	1,367	2,622
Hills Industries, Ltd.	1,154	1,102
Insteel Industries, Inc.	500	5,035
JS Group Corp.	2,600	72,827
Kaba Holding AG	47	15,963
KCC Corp.	56	10,447
Kingspan Group PLC	1,864	15,558
Lennox International, Inc.	700	18,046
LG Hausys, Ltd.	28	1,589
Lindab International AB	600	3,771
Masco Corp.	5,300	37,736
Nibe Industrier AB	654	9,394
Nippon Sheet Glass Company, Ltd.	11,000	24,569
Nitto Boseki Company, Ltd.	2,000	6,113
Owens Corning, Inc. (I)	1,620	35,122
Pfleiderer AG (I)	325	190
PGT, Inc. (I)	400	500
Quanex Building Products Corp.	500	5,475
Rockwool International A/S	100	8,827
Sankyo-Tateyama Holdings, Inc. (I)	2,000	2,613
Sanwa Shutter Corp.	2,000	6,553
Simpson Manufacturing Company, Inc.	1,000	24,930
Sintex Industries Ltdsintex Industries Ltd.	1,509	3,904
Systemair AB	211	2,171
Taiwan Glass Industrial Corp.	11,330	12,549
Takara Standard Company, Ltd.	1,000	8,281
Takasago Thermal Engineering Company, Ltd.	1,000	8,688
Toto, Ltd.	2,000	17,668
Trakya Cam Sanayi AS	4,619	7,571
Trex Company, Inc. (I)	300	4,809
Universal Forest Products, Inc.	300	7,215
USG Corp. (I)(L)	1,400	9,422

114

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Building Products (continued)
Wienerberger Baustoffindustrie AG	1,142	$13,355
Zehnder Group AG (I)	400	22,320

		800,667

Commercial Services & Supplies
India Ltd. (I)	3	253
ABM Industries, Inc.	1,100	20,966
ACCO Brands Corp. (I)	1,100	5,247
Aggreko PLC	2,355	59,476
American Reprographics Company (I)	900	3,024
APAC Customer Services, Inc. (I)	700	5,964
Asahi Holdings, Inc.	500	10,591
Avery Dennison Corp.	1,200	30,096
Babcock International Group PLC	4,249	43,190
Blue Label Telecoms, Ltd.	3,672	2,302
Brambles, Ltd.	7,754	47,838
Cabcharge Australia, Ltd.	479	1,991
Casella Waste Systems, Inc., Class A (I)	200	1,052
Cenveo, Inc. (I)	1,600	4,816
China Everbright International, Ltd.	16,000	3,656
Cintas Corp.	2,200	61,908
Clean Harbors, Inc. (I)	800	41,040
Consolidated Graphics, Inc. (I)	200	7,306
Copart, Inc. (I)	1,100	43,032
Corrections Corp. of America (I)	1,700	38,573
Courier Corp.	200	1,308
Covanta Holding Corp.	984	14,947
Dai Nippon Printing Company, Ltd.	4,000	41,368
Daiseki Company, Ltd.	500	9,876
Davis Service Group PLC	1,296	8,685
De La Rue PLC	1,136	14,720
Deluxe Corp.	800	14,880
Downer EDI, Ltd. (I)	1,628	4,456
Duskin Company, Ltd.	600	12,226
Edenred	974	23,157
EnergySolutions, Inc. (I)	1,900	6,707
Ennis, Inc.	200	2,612
Fuel Tech, Inc. (I)	500	2,910
G&K Services, Inc., Class A	200	5,108
G4S PLC	9,075	37,627
Garda World Security Corp. (I)	200	1,374
Gategroup Holding AG (I)	136	4,217
GL Events SA	168	4,519
Gunnebo AB	1,340	5,540
Healthcare Services Group, Inc.	701	11,314
Herman Miller, Inc.	900	16,074
HNI Corp.	600	11,478
Homeserve PLC	3,340	23,832
InnerWorkings, Inc. (I)(L)	1,000	7,840
Interface, Inc., Class A	800	9,488
Intersections, Inc.	1,100	14,135
Intrum Justitia AB	459	5,617
Ione Holdings, Ltd.	160,000	1,207
Iron Mountain, Inc. (L)	2,575	81,422
Kimball International, Inc., Class B	200	972
Knoll, Inc.	800	10,960
Kokuyo Company, Ltd.	500	4,007
Koza Anadolu Metal Madencilik
Isletmeleri AS (I)	3,080	6,570
Lassila & Tikanoja OYJ	363	5,141
Loomis AB	512	5,991
M&F Worldwide Corp. (I)	300	7,386
McGrath Rentcorp	500	11,895
Metalico, Inc. (I)	1,100	4,290
Mine Safety Appliances Company	400	10,784
Mineral Resources, Ltd.	1,263	12,098

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Commercial Services & Supplies (continued)
Mitie Group PLC	2,329	$8,443
Mitsubishi Pencil Company, Ltd.	200	3,687
Mobile Mini, Inc. (I)	800	13,152
Moshi Moshi Hotline, Inc.	400	3,903
Multi-Color Corp.	100	2,259
Mvelaserve, Ltd. (I)	2,549	3,462
Nissha Printing Company, Ltd. (I)	300	3,447
Orell Fuessli Holding AG	57	6,844
Park24 Company Ltd.	1,000	12,334
Paypoint PLC	1,027	7,511
Penauille Polyservices SA (I)	416	1,505
Pitney Bowes, Inc.	1,800	33,840
Programmed Maintenance Services, Ltd.	3,918	7,589
Progressive Waste Solutions Ltd.	452	9,303
Prosegur Cia de Seguridad SA	240	10,192
R.R. Donnelley & Sons Company	2,600	36,712
Regus PLC	6,222	7,061
Rentokil Initial PLC (I)	29,942	33,139
Republic Services, Inc.	3,305	92,738
Ritchie Brothers Auctioneers, Inc.	700	14,202
Rollins, Inc.	1,950	36,485
RPS Group PLC	1,673	4,259
S1 Corp.	180	8,177
Schawk, Inc., Class A	500	4,935
Seche Environnement	29	1,434
Secom Company, Ltd.	900	43,271
Securitas AB, Series B	2,105	15,344
Serco Group PLC	3,723	29,498
Shanks Group PLC	2,270	3,901
Societe BIC SA	221	18,804
Sohgo Security Services Company, Ltd.	1,000	11,216
Spotless Group, Ltd.	5,512	9,449
Standard Parking Corp. (I)	200	3,128
Standard Register Company	200	506
Steelcase, Inc., Class A	1,200	7,572
Stericycle, Inc. (I)	700	56,504
Sykes Enterprises, Inc. (I)	600	8,970
Team, Inc. (I)	400	8,392
Tetra Tech, Inc. (I)	800	14,992
The Brinks Company	700	16,317
The Geo Group, Inc. (I)	1,220	22,643
Tomra Systems ASA	800	5,163
Toppan Forms Company, Ltd.	800	6,387
Toppan Printing Company, Ltd.	5,000	36,431
Transcontinental, Inc.	500	5,210
Transfield Services, Ltd.	8,075	14,448
Transpacific Industries Group, Ltd. (I)	3,754	2,214
Unifirst Corp.	200	9,058
United Stationers, Inc.	1,000	27,250
US Ecology, Inc.	100	1,547
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento	220	2,241
Viad Corp.	400	6,792
Waste Connections, Inc.	1,650	55,803
Waste Management, Inc.	4,265	138,868
WHK Group, Ltd.	5,300	4,179

		1,863,770

Construction & Engineering
Abengoa SA	391	8,329
ACS Actividades de Construccion
y Servicios SA	813	28,686
Aecom Technology Corp. (I)	900	15,903
Aecon Group, Inc.	1,200	8,589
Arcadis NV	845	15,445
Astaldi SpA	1,584	8,759

115

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Construction & Engineering (continued)
Asunaro Aoki Construction Company, Ltd.	1,000	$5,605
Aveng, Ltd.	2,595	11,056
Balfour Beatty PLC	7,040	27,814
Bauer AG	199	4,533
BES Engineering Corp.	46,000	10,831
Besalco SA	5,468	6,703
Bilfinger Berger SE	616	45,861
Bird Construction, Inc.	600	5,668
Boart Longyear Group	12,589	31,082
Bouygues SA	1,762	58,309
Cardno, Ltd.	746	3,283
Carillion PLC	5,864	30,255
Carso Infraestructura y Construccion
SAB de CV (I)	10,100	5,098
China Communications
Construction Company, Ltd.	32,787	20,932
China Railway Construction Corp.	13,500	5,657
China Railway Group, Ltd.	23,000	4,536
China State Construction
International Holdings, Ltd.	21,600	11,086
Chugai Ro Company, Ltd.	1,000	3,304
Chung Hsin Electric &
Machinery Manufacturing Corp.	17,000	8,063
Comfort Systems USA, Inc.	400	3,328
COMSYS Holdings Corp.	1,200	11,810
Cosco International Holdings, Ltd.	22,427	7,817
CTCI Corp.	6,000	7,195
Daelim Industrial Company, Ltd.	366	29,288
Daewoo Engineering &
Construction Company, Ltd. (I)	2,050	15,529
Doosan Heavy Industries and
Construction Company, Ltd.	259	12,102
Dycom Industries, Inc. (I)	500	7,650
Eiffage SA	234	7,215
EMCOR Group, Inc.	1,000	20,330
Empresas ICA SAB de CV (I)	8,100	8,989
FLSmidth & Company A/S, B Shares	534	26,689
Fluor Corp.	2,500	116,375
Fomento de Construcciones
y Contratas SA (L)	377	9,317
Foster Wheeler AG (I)	200	3,558
Furmanite Corp. (I)	344	1,861
Galliford Try PLC	1,829	12,521
Gammon India, Ltd.	1,883	2,753
Gamuda BHD	12,700	11,343
GEK Group of Companies SA	925	1,498
GMR Infrastructure (I)	11,509	6,283
Granite Construction, Inc.	500	9,385
Great Lakes Dredge & Dock Corp.	800	3,256
Grontmij NV	287	4,033
Group Five, Ltd.	927	2,952
GS Engineering & Construction Corp.	313	25,441
Halla Engineering & Construction Corp.	560	6,329
Heijmans NV	103	1,367
Hellenic Technodomiki Tev SA	2,313	4,497
Hindustan Construction Company, Ltd.	4,756	2,740
HKC Holdings, Ltd.	27,770	1,041
Hochtief AG	395	24,549
Hyundai Development Company	940	13,119
Hyundai Engineering &
Construction Company, Ltd.	280	14,215
IJM Corp. BHD	6,200	9,405
Implenia AG (I)	111	2,594
Impregilo SpA	4,555	11,246
Impulsora Del Desarrollo Y El Empleo en
America Latina SAB de CV (I)	13,100	17,050

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Construction & Engineering (continued)
Imtech NV	448	$12,593
Insituform Technologies, Inc., Class A	700	8,106
Interchina Holdings Company (I)	15,000	2,041
IRB Infrastructure Developers, Ltd.	1,495	4,935
IVRCL Infrastructures & Projects, Ltd.	6,650	4,708
Jacobs Engineering Group, Inc. (I)	1,800	58,122
JGC Corp.	1,000	24,555
Kajima Corp.	5,000	16,451
Kandenko Company, Ltd.	1,000	4,665
KBR, Inc.	2,900	68,527
Keller Group PLC	325	1,686
KEPCO Engineering &
Construction Company, Inc.	230	9,406
Kier Group PLC	213	4,185
Kinden Corp.	1,000	8,615
Koninklijke BAM Groep NV	2,400	9,602
Koninklijke Boskalis Westinster NV	422	12,983
Kumho Industrial Company, Ltd. (I)	33	162
Kyowa Exeo Corp.	1,000	9,562
Lanco Infratech, Ltd. (I)	6,722	2,138
Larsen & Toubro, Ltd.	832	22,638
Layne Christensen Company (I)	400	9,240
Leighton Holdings, Ltd.	1,270	22,264
Macmahon Holdings, Ltd. (I)	4,908	2,793
Maeda Road Construction Company, Ltd.	1,000	10,966
Maire Tecnimont SpA	5,517	4,557
MasTec, Inc. (I)	1,000	17,610
Metallurgical Corp. of China, Ltd.	3,000	566
Michael Baker Corp. (I)	100	1,913
Michaniki SA (I)	2,623	628
Mirait Holdings Corp.	1,000	7,926
Monadelphous Group, Ltd.	333	5,516
Morgan Sindall PLC	210	1,792
Mota Engil	444	609
Murray & Roberts Holdings, Ltd. (I)	3,011	9,648
MYR Group, Inc. (I)	300	5,292
Nagarjuna Construction Company, Ltd.	1,391	1,696
NCC AB	526	8,537
Nippo Corp.	1,000	8,788
Nippon Road Company, Ltd.	3,000	8,027
Nishimatsu Construction Company, Ltd.	2,000	3,119
Northwest Pipe Company (I)	200	4,058
NRW Holdings, Ltd.	518	1,135
Obayashi Corp.	7,000	34,693
Obrascon Huarte Lain SA	995	24,424
Okumura Corp.	3,000	11,705
Orascom Construction Industries	461	16,020
Orion Marine Group, Inc. (I)	300	1,731
Outotec OYJ	215	7,645
PBG SA	86	1,445
Peab AB	2,689	13,102
Penta-Ocean Construction Company, Ltd. (L)	3,500	10,154
PER Aarsleff A/S	90	6,069
Pike Electric Corp. (I)	500	3,385
Polimex-Mostostal SA	26	10
Polnord SA	395	1,388
Promotora y Operadora de Infraestructura
SAB de CV (I)	3,700	13,873
Punj Lloyd, Ltd.	1,401	1,533
Quanta Services, Inc. (I)	2,800	52,612
Raubex Group, Ltd.	1,042	1,689
Sacyr Vallehermoso SA	297	1,648
Salfacorp SA	3,307	8,661
Samsung Engineering Company, Ltd.	288	55,809
Sanki Engineering Company, Ltd.	2,000	11,149
Severfield Rowen PLC	2,280	5,295

116

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Construction & Engineering (continued)
Shikun & Binu, Ltd.	842	$1,545
Shimizu Corp.	3,000	13,222
Skanska AB, Series B	2,913	40,267
SNC-Lavalin Group, Inc.	700	29,412
Solar Millennium AG (I)	105	414
Sterling Construction Company, Inc. (I)	300	3,351
Strabag SE	782	23,927
Sweco AB	449	3,689
Taihei Dengyo Kaisha, Ltd.	2,000	12,702
Taikisha, Ltd.	600	13,467
Taisei Corp.	9,000	24,823
Tekfen Holding AS	2,147	6,558
The Churchill Corp.	400	4,997
The Shaw Group, Inc. (I)	1,235	26,849
Toda Corp.	3,000	11,759
Tokyo Energy & Systems, Inc.	1,000	4,712
Toshiba Plant Systems & Services Corp.	1,000	9,891
Toyo Engineering Corp.	1,000	3,320
Tutor Perini Corp.	700	8,043
United Group, Ltd.	1,825	19,960
United Integrated Services Company, Ltd.	7,000	6,438
URS Corp. (I)	1,300	38,558
Veidekke ASA	501	3,040
Vianini Lavori SpA	357	1,863
Vinci SA	1,855	79,653
Voltas, Ltd.	1,873	4,167
Wavin NV (I)	158	1,214
Wilson Bayly Holmes-ovcon, Ltd.	130	1,666
YIT OYJ	616	9,246
Yokogawa Bridge Corp.	1,000	5,963
Yongnam Holdings, Ltd.	43,000	7,633

		1,990,806

Electrical Equipment
A123 Systems, Inc. (I)(L)	900	3,096
ABB, Ltd.	467	6,581
ABB, Ltd. (I)	12,743	217,621
Acuity Brands, Inc.	700	25,228
Alstom SA	1,262	41,748
AMETEK, Inc.	2,100	69,237
AZZ, Inc.	300	11,631
Bekaert SA (I)	642	26,215
Belden, Inc.	700	18,053
Bharat Heavy Electricals, Ltd. (I)	439	14,495
Brady Corp., Class A	700	18,501
Broadwind Energy, Inc. (I)	900	288
China High Speed Transmission Equipment
Group Company, Ltd.	5,000	2,256
Cooper Industries PLC	2,100	96,852
Crompton Greaves, Ltd.	1,545	4,726
Dongfang Electric Corp. Ltd.	4,800	12,357
Emerson Electric Company	5,475	226,172
Encore Wire Corp.	500	10,290
Ener1, Inc. (I)	1,500	206
EnerSys (I)	900	18,018
Franklin Electric Company, Inc.	300	10,884
FSP Technology, Inc.	8,079	6,129
Fuelcell Energy, Inc. (I)(L)	600	504
Fuji Electric Company, Ltd.	7,000	18,072
Fujikura, Ltd.	4,000	13,104
Furukawa Electric Company, Ltd.	4,000	10,870
Futaba Corp.	600	12,275
Gamesa Corporacion Tecnologica SA	1,673	7,507
Generac Holdings, Inc. (I)	700	13,167
General Cable Corp. (I)	900	21,015
Gintech Energy Corp.	5,301	6,772

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Electrical Equipment (continued)
GrafTech International, Ltd. (I)	1,700	$21,590
GS Yuasa Corp.	3,000	14,005
Harbin Power Equipment Company, Ltd.	6,000	4,929
Hoku Corp. (I)(L)	1,300	2,080
Hubbell, Inc., Class B	800	39,632
Huber & Suhner AG	13	606
II-VI, Inc. (I)	800	14,000
Johnson Electric Holdings, Ltd.	11,000	5,489
Legrand SA, ADR	757	23,599
LS Cable, Ltd.	188	11,365
LS Industrial Systems Company, Ltd.	164	6,933
LSI Industries, Inc.	300	1,869
Madeco SA (I)	241,356	9,289
Mersen	322	12,770
Mitsubishi Electric Corp.	6,000	53,138
Neo-Neon Holdings, Ltd.	10,000	1,526
Nexans SA	342	19,866
Nippon Carbon Company, Ltd.	1,000	3,142
Nippon Signal Company, Ltd.	800	6,239
Nitto Kogyo Corp.	100	1,353
Nordex AG (I)	111	548
Ormat Industries, Ltd.	811	4,587
Phihong Technology Company, Ltd.	5,851	7,663
Polypore International, Inc. (I)	800	45,216
Powell Industries, Inc. (I)	100	3,097
Powercom Company Ltd. (I)	5,000	3,749
Prysmian SpA	1,626	21,327
Regal-Beloit Corp.	600	27,228
Renewable Energy Corp. ASA (I)	3,561	3,123
Rockwell Automation, Inc.	1,400	78,400
Roper Industries, Inc.	1,400	96,474
Saft Groupe SA	395	10,639
Schneider Electric SA	2,610	140,519
SGL Carbon AG (I)	292	15,339
Shanghai Electric Group Company, Ltd. (I)	26,000	9,958
Somfy SA	66	16,656
Sumitomo Electric Industries, Ltd.	3,700	43,294
Suzlon Energy, Ltd. (I)	941	687
SWCC Showa Holdings Company, Ltd. (I)	6,000	5,903
Taihan Electric Wire Company, Ltd. (I)	484	1,557
Teco Electric & Machinery Company, Ltd.	20,000	10,711
The Babcock & Wilcox Company (I)	1,200	23,460
Thomas & Betts Corp. (I)	800	31,928
Toyo Electric Manufacturing Company, Ltd.	1,000	5,023
Toyo Tanso Company, Ltd.	200	8,297
UQM Technologies, Inc. (I)(L)	900	1,503
Ushio, Inc.	1,400	21,266
Vacon OYJ	243	11,305
Vestas Wind Systems A/S (I)	992	16,086
Vicor Corp.	200	1,750
Walsin Lihwa Corp.	39,000	11,423
Woodward, Inc.	900	24,660
XP Power, Ltd.	131	2,162
Zhuzhou CSR Times Electric Company, Ltd.	4,000	6,525
Zumtobel AG	627	10,738

		1,920,091

Electronic Equipment, Instruments & Components
Rotork PLC	289	6,956

Household Durables
AFG Arbonia-Forster Holding AG (I)	54	932

Industrial Conglomerates
3M Company	4,700	337,413
Aboitiz Equity Ventures, Inc.	27,500	23,763

117

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Industrial Conglomerates (continued)
Aditya Birla Nuvo, Ltd.	491	$9,101
Alfa SAB de CV	2,600	26,715
Bakrie & Brothers Tbk PT (I)	1,496,000	8,463
Barloworld, Ltd.	2,065	15,373
Beijing Enterprises Holdings, Ltd.	4,000	20,016
Berjaya Corp. BHD (Kuala Lumpur Exchange)	16,100	5,042
Bidvest Group, Ltd.	1,720	31,699
Boustead Holdings BHD	7,900	12,394
Carlisle Companies, Inc.	800	25,504
Chongqing Machinery &
Electric Company, Ltd.	4,000	559
CIR-Compagnie Industriali Riunite SpA	2,773	5,211
Citic Pacific, Ltd.	6,000	8,301
CJ Corp.	119	7,856
Clal Industries & Investments, Ltd.	576	2,420
Cookson Group PLC	3,162	21,198
CSR, Ltd.	11,474	25,541
Daetwyler Holding AG	23	1,254
Danaher Corp.	5,400	226,476
DCC PLC	1,040	26,091
Dogan Sirketler Grubu Holdings (I)	10,683	3,656
Doosan Corp.	64	7,235
Empresas Copec SA	2,167	25,855
Enka Insaat ve Sanayi AS	1,867	4,510
Far Eastern New Century Corp.	16,222	16,525
Fraser and Neave, Ltd.	10,000	43,771
General Electric Company	85,213	1,298,646
Grupo Carso SAB de CV	5,300	12,306
Hankyu Hanshin Holdings, Inc.	5,000	21,385
Hong Leong Asia, Ltd.	3,000	3,401
Hutchison Whampoa, Ltd.	11,000	81,429
Ihlas Holding AS (I)	8,301	3,913
Indus Holding AG	334	8,301
Jaiprakash Associates, Ltd.	3,873	5,655
Katakura Industries Company, Ltd.	700	7,194
Keihan Electric Railway Company, Ltd.	5,000	24,002
Keppel Corp., Ltd.	7,700	45,103
KOC Holdings AS	4,095	15,195
Koninklijke Philips Electronics NV	6,614	118,395
LG Corp.	666	33,199
Malaysian Resources Corp. BHD	27,150	13,614
MAX India, Ltd. (I)	1,717	6,574
Mexichem SAB de CV	3,700	11,125
Miramar Hotel & Investment Company, Ltd.	8,000	7,804
MMC Corp. BHD	10,200	8,184
NWS Holdings, Ltd.	9,672	12,861
Orion Corp.	57	24,906
Orkla ASA	5,410	41,161
Raven Industries, Inc.	300	14,460
Reunert, Ltd.	873	6,332
Rheinmetall AG	298	13,976
Samsung Techwin Company, Ltd.	124	5,647
SembCorp Industries, Ltd.	7,000	18,063
Shanghai Industrial Holdings, Ltd.	4,000	11,165
Siemens AG	74	6,685
Siemens AG	3,200	287,328
Sime Darby BHD	10,800	28,097
SK Holdings Company, Ltd.	284	31,580
SM Investments Corp.	1,060	12,585
Smiths Group PLC	2,696	41,536
Sonae	3,327	2,322
Standex International Corp.	300	9,339
Tyco International, Ltd.	1,829	74,532

		3,309,942

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Machinery
3D Systems Corp. (I)	400	$5,596
Aalberts Industries NV	535	7,979
Actuant Corp., Class A	900	17,775
AG Growth International, Inc.	87	3,111
AGCO Corp. (I)	1,300	44,941
Aida Engineering, Ltd.	1,000	4,793
Alamo Group, Inc.	400	8,316
Albany International Corp., Class A	400	7,300
Alfa Laval AB	2,028	31,839
Altra Holdings, Inc. (I)	300	3,471
Amada Company, Ltd.	3,000	19,545
American Railcar Industries, Inc. (I)	400	6,152
Ampco-Pittsburgh Corp.	100	2,045
Andritz AG	184	15,087
Ashok Leyland, Ltd.	3,312	1,749
Astec Industries, Inc. (I)	400	11,712
Atlas Copco AB, Series A (I)	3,081	54,425
Atlas Copco AB, Series B (I)	1,570	24,630
ATS Automation Tooling Systems, Inc. (I)	1,702	9,989
Badger Meter, Inc.	300	8,679
Bando Chemical Industries, Ltd.	1,000	3,786
Barnes Group, Inc.	1,100	21,175
Beijer Alma AB	96	1,487
BEML, Ltd.	572	5,302
Blount International, Inc. (I)	500	6,680
Bobst Group AG (I)	236	5,013
Bodycote PLC	1,394	5,321
Bradken, Ltd.	1,082	6,794
Briggs & Stratton Corp.	1,100	14,861
Bucher Industries AG	32	4,978
Burckhardt Compression Holding AG	4	790
Cargotec Corp. OYJ	270	6,523
Cascade Corp.	100	3,339
Caterpillar, Inc.	4,900	361,816
Chart Industries, Inc. (I)	600	25,302
Charter International PLC	2,032	27,286
China Automation Group, Ltd.	13,000	3,271
China National Materials Company, Ltd.	11,000	3,871
CIRCOR International, Inc.	400	11,748
CKD Corp.	1,300	7,652
CLARCOR, Inc.	765	31,656
CNH Global NV (I)	1,919	50,355
CNNC International, Ltd. (I)	10,000	2,459
Colfax Corp. (I)(L)	500	10,130
Columbus McKinnon Corp./NY (I)	500	5,480
Concentric Ab (I)	1,200	5,138
Construcciones & Auxiliar de Ferrocarriles SA	30	15,213
Conzzeta Holding AG	4	8,685
Cosco Corp. Singapore, Ltd.	10,000	6,874
Crane Company	800	28,552
CSR Corp., Ltd.	6,000	2,118
Cummins India, Ltd.	1,205	10,130
Cummins, Inc.	1,408	114,977
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,180	22,067
Daifuku Company, Ltd.	1,500	8,040
Danieli & C Officine Meccaniche SpA	270	5,550
Deere & Company	2,900	187,253
Delachaux SA	38	4,167
Deutz AG (I)	380	2,090
Donaldson Company, Inc.	800	43,840
Doosan Infracore Company, Ltd. (I)	830	12,468
Dover Corp.	2,800	130,480
Duerr AG	342	11,037
Dynamic Materials Corp.	100	1,575
Eaton Corp.	3,200	113,600

118

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Machinery (continued)
Ebara Corp.	4,000	$15,793
Energy Recovery, Inc. (I)	600	1,806
EnPro Industries, Inc. (I)	300	8,904
ESCO Technologies, Inc.	400	10,200
Eva Precision Industrial Holdings, Ltd.	24,000	5,963
Faiveley Transport	97	5,823
FANUC Corp.	800	110,143
Federal Signal Corp. (I)	1,100	4,862
Fenner PLC	4,741	22,858
Fiat Industrial SpA (I)	4,623	34,471
First Tractor Company	10,000	5,764
Flanders Corp. (I)	1,100	3,245
Flowserve Corp.	500	37,000
FreightCar America, Inc. (I)	100	1,441
Fujitec Company, Ltd.	1,000	5,388
Furukawa Company, Ltd. (I)	3,000	2,919
Gardner Denver, Inc.	1,100	69,905
GEA Group AG	1,483	34,651
Georg Fischer AG (I)	30	10,419
Gildemeister AG (I)	397	5,026
Glory, Ltd.	500	11,700
Graco, Inc.	800	27,312
Graham Corp.	300	4,992
Greenbrier Companies, Inc. (I)	300	3,495
Haldex AB (I)	1,200	4,470
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	414	5,798
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	686
Harsco Corp.	1,100	21,329
Heidelberger Druckmaschinen AG (I)(L)	2,635	5,419
Hexagon AB	2,346	30,534
Hexpol AB	75	1,380
Hitachi Construction
Machinery Company, Ltd.	400	6,683
Hitachi Tool Engineering, Ltd.	800	8,518
Hitachi Zosen Corp.	7,500	11,120
Hiwin Technologies Corp.	1,000	6,805
Hyundai Heavy Industries Company, Ltd.	168	38,942
Hyundai Mipo Dockyard Company, Ltd.	154	13,279
IDEX Corp.	1,100	34,276
Illinois Tool Works, Inc.	4,100	170,560
IMI PLC	3,359	36,953
Ingersoll-Rand PLC	3,100	87,079
International Mining Machinery Holdings, Ltd.	7,500	7,462
Interpump SpA	762	4,324
Invensys PLC	5,363	18,638
Iochpe-Maxion SA	800	8,093
Iseki & Company, Ltd. (I)	3,000	7,338
Ishikawajima-Harima Heavy
Industries Company, Ltd.	9,000	19,862
Jain Irrigation Systems, Ltd.	1,975	6,071
Jaya Holdings, Ltd. (I)	8,000	2,875
John Bean Technologies Corp.	343	4,891
Joy Global, Inc.	1,100	68,618
Juki Corp.	1,000	1,896
Kadant, Inc. (I)	100	1,776
Kawasaki Heavy Industries, Ltd.	9,000	22,906
Kaydon Corp.	500	14,340
KCI Konecranes OYJ	207	4,156
Kennametal, Inc.	1,174	38,437
Kitz Corp.	1,000	5,031
Komatsu, Ltd.	3,700	79,899
Komori Corp.	700	4,607
Kone OYJ	786	37,295
Koyo Seiko Company, Ltd.	1,800	21,497

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Machinery (continued)
Krones AG	110	$5,708
Kubota Corp.	5,000	39,951
Kurita Water Industries, Ltd.	700	19,580
LB Foster Co.	200	4,446
Lincoln Electric Holdings, Inc.	1,200	34,812
Lindsay Corp.	257	13,827
Lonking Holdings, Ltd.	24,000	7,587
Lupatech SA (I)	100	441
Lydall, Inc. (I)	600	5,340
Makino Milling Machine Company, Ltd.	1,000	5,868
Makita Corp.	700	24,933
MAN SE- NEW	685	86,408
MAN SE	44	3,403
Max Company, Ltd.	1,000	12,961
Meidensha Corp.	2,000	7,421
Melrose PLC	2,514	11,342
Meritor, Inc. (I)	1,100	7,766
Met-Pro Corp.	200	1,716
Metka SA	436	3,261
Metso OYJ	1,949	56,789
Meyer Burger Technology AG (I)	313	7,947
Middleby Corp. (I)	200	14,092
Miller Industries, Inc.	300	5,205
Minebea Company, Ltd.	2,000	6,712
Mitsubishi Heavy Industries, Ltd.	18,000	75,694
Mitsuboshi Belting Company, Ltd.	1,000	5,626
Mitsui Engineering &
Shipbuilding Company, Ltd.	9,000	15,079
Miura Company, Ltd.	500	14,619
Morgan Crucible Company PLC	2,337	8,866
Mori Seiki Company, Ltd.	1,300	11,654
Mueller Industries, Inc.	800	30,872
Mueller Water Products, Inc.	1,800	4,464
Nabtesco Corp.	400	7,579
NACCO Industries, Inc., Class A	100	6,340
Nachi-Fujikoshi Corp.	1,000	4,860
Navistar International Corp. (I)	1,200	38,544
NGK Insulators Ltd	1,000	15,060
Nippon Thompson Company, Ltd.	1,000	5,992
Nitto Kohki Company, Ltd.	400	9,767
NKT Holding A/S	153	5,511
Nordson Corp.	800	31,792
Noritake Company, Ltd.	1,000	3,538
NSK, Ltd.	3,000	22,020
NTN Corp.	5,000	23,438
OKUMA Corp.	2,000	12,152
Omega Flex, Inc. (I)	100	1,330
OSG Corp.	400	4,812
Oshkosh Corp. (I)	1,300	20,462
Otto Marine, Ltd.	14,000	1,428
PACCAR, Inc.	2,556	86,444
Pall Corp.	1,100	46,640
Parker Hannifin Corp.	2,300	145,199
Pentair, Inc.	1,400	44,814
Pfeiffer Vacuum Technology AG	139	12,107
PMFG, Inc. (I)	100	1,577
Rational AG	13	2,898
RBC Bearings, Inc. (I)	300	10,197
Robbins & Myers, Inc.	868	30,128
Ryobi, Ltd.	1,000	4,552
Samsung Heavy Industries Company, Ltd.	1,350	30,986
Sandvik AB	4,385	50,371
Sauer-Danfoss, Inc. (I)	300	8,670
Scania AB, Series B	1,233	17,579
Schindler Holding AG - REG	174	18,973
Schweiter Technologies AG	25	13,676

119

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Machinery (continued)
Seco Tools AB	474	$5,067
SembCorp Marine, Ltd.	4,000	9,784
Senior PLC	2,247	5,038
Shima Seiki Manufacturing, Ltd.	700	12,897
Shin Zu Shing Company, Ltd.	2,099	4,193
Shinmaywa Industries, Ltd.	3,000	11,125
Showa Aircraft Industry Company, Ltd.	1,000	6,672
Singamas Container Holdings, Ltd.	32,000	5,088
Sinotruk Hong Kong, Ltd.	3,000	1,698
Sintokogio, Ltd.	600	5,852
SKF AB	245	4,595
SKF AB, B Shares	1,861	35,072
SMC Corp.	300	43,808
Snap-On, Inc.	900	39,960
Spirax-Sarco Engineering PLC	456	12,680
SPX Corp.	800	36,248
Stanley Black & Decker, Inc.	2,456	120,590
STX Corp.	484	5,811
STX Engine Company, Ltd.	440	7,888
STX Shipbuilding Company, Ltd.	430	5,787
Sulzer AG	175	17,915
Sumitomo Heavy Industries, Ltd.	6,000	30,769
Sun Hydraulics, Inc.	450	9,171
Swisslog Holding AG (I)	10,748	8,219
Tata Motors, Ltd., ADR (L)	1,300	19,994
Tecumseh Products Company, Class A (I)	100	729
Tennant Company	300	10,611
Terex Corp. (I)	1,500	15,390
The Gorman-Rupp Company	375	9,259
The Japan Steel Works, Ltd.	2,000	11,922
The Manitowoc Company, Inc. (L)	2,700	18,117
The Toro Company	400	19,708
The Weir Group PLC	2,679	64,189
THK Company, Ltd.	1,100	18,352
Timken Company	1,500	49,230
Titan International, Inc.	525	7,875
Torishima Pump Manufacturing Company, Ltd.	200	2,804
Toromont Industries, Ltd.	500	7,782
Toshiba Machine Company, Ltd.	3,000	12,493
Trelleborg AB, Series B	939	6,041
TriMas Corp. (I)	500	7,425
Trinity Industries, Inc.	1,000	21,410
Tsubakimoto Chain Company, Ltd.	1,000	5,201
Tsurumi Manufacturing Company, Ltd.	1,000	8,365
Twin Disc, Inc.	400	10,668
Unaxis Holding AG (I)	620	3,521
Union Tool Company, Ltd.	100	1,739
United Tractors Tbk PT	12,053	29,369
Vallourec SA	701	40,179
Valmont Industries, Inc.	400	31,176
Volvo AB, Series A	2,331	22,963
Volvo AB, Series B	6,106	59,697
Vossloh AG	56	5,516
WABCO Holdings, Inc. (I)	1,000	37,860
Wabtec Corp.	600	31,722
Wacker Construction Equipment AG	190	2,152
Wartsila OYJ	1,392	33,056
Watts Water Technologies, Inc., Class A (L)	600	15,990
Weg SA	2,400	23,869
WMH Walter Meier AG (I)	28	6,451
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	9,331
Zardoya Otis SA	1,218	15,532

		5,395,427

Marine
A P Moller Maersk A/S, Series A	8	47,089

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Marine (continued)
Alexander & Baldwin, Inc.	800	$29,224
China COSCO Holdings Company, Ltd.	18,500	7,425
China Shipping Container
Lines Company, Ltd. (I)	47,000	7,069
China Shipping Development Company, Ltd.	10,000	6,198
Chinese Maritime Transport, Ltd.	3,000	4,037
Companhia Sudamericana de Vapores SA	7,688	1,767
D/S Norden A/S	64	1,760
DFDS A/S	36	2,455
Eagle Bulk Shipping, Inc. (I)	900	1,413
Evergreen Marine Corp.	23,000	11,586
Excel Maritime Carriers, Ltd. (I)(L)	700	1,456
Genco Shipping & Trading, Ltd. (I)(L)	600	4,686
Golden Ocean Group, Ltd.	4,000	2,724
Grindrod, Ltd.	3,074	5,710
Hanjin Shipping Company, Ltd.	581	5,012
Hanjin Shipping Holdings Company, Ltd.	98	604
Horizon Lines, Inc. (L)	900	385
Hyundai Merchant Marine Company, Ltd.	144	3,026
Iino Kaiun Kaisha, Ltd.	1,300	6,841
International Shipholding Corp.	200	3,698
Kawasaki Kisen Kaisha, Ltd. (I)	5,000	10,387
Kirby Corp. (I)	800	42,112
Korea Line Corp. (I)	165	1,221
Kuehne & Nagel International AG	323	36,130
Malaysian Bulk Carriers BHD	7,700	4,294
Mermaid Marine Australia, Ltd.	601	1,827
MISC BHD	6,240	11,404
Mitsui O.S.K. Lines, Ltd.	4,000	15,330
Neptune Orient Lines, Ltd.	7,000	5,759
Nippon Yusen Kabushiki Kaisha	10,000	26,996
Orient Overseas International, Ltd.	1,500	6,004
Pacific Basin Shipping, Ltd.	14,000	5,434
Shun Tak Holdings, Ltd. (I)	12,000	4,243
Sincere Navigation Corp.	7,000	5,754
Sinotrans Shipping, Ltd.	15,500	3,397
STX Pan Ocean Company, Ltd.	870	5,531
Trada Maritime Tbk Pt	141,500	11,805
Trencor, Ltd.	1,264	5,258
U-Ming Marine Transport Corp.	4,000	5,811
Wan Hai Lines, Ltd.	8,820	4,126
Wilh Wilhelmsen Holding ASA, Class A	150	3,155
Yang Ming Marine Transport Corp.	18,148	6,988

		377,131

Media
Seven Network, Ltd.	755	5,745

Professional Services
Acacia Research (I)	700	25,193
Adcorp Holdings, Ltd.	858	2,636
Adecco SA (I)	842	33,017
Angpanneforeningen AB	518	7,534
Barrett Business Services, Inc.	312	4,349
Brunel International NV	442	14,182
Bureau Veritas SA	318	22,870
Campbell Brothers, Ltd.	646	25,735
CBIZ, Inc. (I)	900	5,931
CDI Corp.	200	2,136
CoStar Group, Inc. (I)	196	10,186
CRA International, Inc. (I)	300	6,003
Dun & Bradstreet Corp.	800	49,008
Equifax, Inc.	1,800	55,332
Experian PLC	5,311	59,750
Exponent, Inc. (I)	300	12,399
FTI Consulting, Inc. (I)(L)	700	25,767

120

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Professional Services (continued)
GP Strategies Corp. (I)	499	$4,985
Hays PLC	14,281	15,324
Heidrick & Struggles International, Inc.	300	4,935
Hill International, Inc. (I)	800	3,744
Hudson Highland Group, Inc. (I)	200	684
Huron Consulting Group, Inc. (I)	600	18,678
ICF International, Inc. (I)	200	3,762
IHS, Inc., Class A (I)	700	52,367
Insperity, Inc.	300	6,675
Intertek Group PLC	1,429	40,972
Kelly Services, Inc., Class A	400	4,560
Kforce, Inc. (I)	400	3,924
Korn/Ferry International (I)	800	9,752
LECG Corp. (I)	400	6
Manpower, Inc.	1,227	41,252
Mcmillan Shakespeare, Ltd.	251	2,041
Meitec Corp.	500	9,546
Michael Page International PLC	1,081	6,149
Mouchel Parkman PLC (I)	373	200
Navigant Consulting Company (I)	1,000	9,270
On Assignment, Inc. (I)	600	4,242
Poyry OYJ	603	4,725
Proffice AB	1,892	5,545
Randstad Holdings NV	1,047	33,399
Resources Connection, Inc.	700	6,846
Robert Half International, Inc.	1,200	25,464
SAI Global, Ltd.	2,788	12,595
School Specialty, Inc. (I)	200	1,426
Seek, Ltd.	1,040	5,272
SGS SA	29	43,981
SR Teleperformance SA	626	13,325
Stantec, Inc. (I)	200	4,457
Sthree PLC	3,291	11,680
Temp Holdings Company, Ltd.	600	5,544
The Advisory Board Company (I)	300	19,359
The Capita Group PLC	3,825	41,807
The Corporate Executive Board Company	500	14,900
The Dolan Company (I)	400	3,596
Towers Watson & Company, Class A	500	29,890
TrueBlue, Inc. (I)	500	5,665
USG People NV	965	7,982
Verisk Analytics, Inc., Class A (I)	1,300	45,201
Volt Information Sciences, Inc. (I)	500	3,350
VSE Corp.	100	2,588
W.S. Atkins PLC	1,648	13,831

		967,524

Road & Rail
All America Latina Logistica SA	5,200	23,590
AMERCO, Inc. (I)	350	21,858
Arkansas Best Corp.	300	4,845
Asciano Group	21,695	29,862
Avis Budget Group, Inc. (I)	2,200	21,274
Canadian National Railway Company	1,900	126,975
Canadian Pacific Railway, Ltd. (L)	1,100	53,032
Celadon Group, Inc.	300	2,664
Central Japan Railway Company, Ltd.	6	52,278
ComfortDelGro Corp., Ltd.	13,000	12,925
Con-way, Inc.	800	17,704
Container Corp of India	286	5,669
CSX Corp.	11,673	217,935
Dollar Thrifty Automotive Group, Inc. (I)	600	33,780
DSV A/S, ADR	974	17,556
East Japan Railway Company	1,500	91,079
Evergreen International Storage
& Transport Corp.	6,000	3,330

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Road & Rail (continued)
FirstGroup PLC	4,847	$24,027
Fukuyama Transporting Company, Ltd.	3,000	18,242
Genesee & Wyoming, Inc., Class A (I)	700	32,564
Globaltrans Investment PLC, GDR	741	10,189
Go-Ahead Group PLC	280	5,744
Heartland Express, Inc.	1,100	14,916
Hertz Global Holdings, Inc. (I)	6,800	60,520
Hitachi Transport System, Ltd.	700	12,955
J.B. Hunt Transport Services, Inc.	1,100	39,732
Kansas City Southern (I)	1,400	69,944
Keihin Electric Express
Railway Company, Ltd.	2,000	18,457
Keio Corp.	4,000	28,598
Keisei Electric Railway Company, Ltd.	2,000	13,571
Kintetsu Corp. (L)	7,000	26,344
Knight Transportation, Inc.	1,100	14,641
Landstar System, Inc.	800	31,648
Localiza Rent a Car SA	300	3,973
Marten Transport, Ltd.	400	6,896
MTR Corp., Ltd.	10,159	30,468
Nagoya Railroad Company, Ltd.	4,000	11,653
Nankai Electric Railway Company, Ltd.	3,000	13,170
National Express Group PLC	6,583	23,803
Nippon Express Company, Ltd.	7,000	29,814
Nippon Konpo Unyu Soko Company, Ltd.	1,000	12,407
Nishi-Nippon Railroad Company, Ltd.	3,000	14,184
Norfolk Southern Corp.	3,828	233,585
Odakyu Electric Railway Company, Ltd.	3,000	28,507
Old Dominion Freight Line, Inc. (I)	900	26,073
P.A.M. Transportation Services, Inc. (I)	300	2,988
RailAmerica, Inc. (I)	505	6,580
Ryder Systems, Inc.	800	30,008
Sagami Railway Company, Ltd.	3,000	10,027
Saia, Inc. (I)	300	3,156
Sankyu, Inc.	3,000	14,095
Seino Holdings Company, Ltd.	2,000	16,238
Senko Company, Ltd.	1,000	4,009
Shin-Keisei Electric Railway Company, Ltd.	2,000	9,121
Sixt AG	790	14,898
SMRT Corp., Ltd.	9,000	11,959
Stagecoach Group PLC (I)	2,732	10,417
Tobu Railway Company, Ltd.	2,000	9,424
Tokyu Corp.	5,000	25,103
TransForce, Inc.	1,100	10,865
Transport International Holdings, Ltd.	2,800	5,690
Union Pacific Corp.	5,300	432,851
Universal Truckload Services, Inc.	100	1,300
USA Truck, Inc. (I)	200	1,552
Werner Enterprises, Inc. (L)	900	18,747
West Japan Railway Company, Ltd.	900	38,596

		2,270,605

Trading Companies & Distributors
Aceto Corp.	700	3,703
Adani Enterprises, Ltd.	790	8,302
AddTech AB	180	3,457
Aircastle, Ltd.	1,100	10,472
AKR Corporindo Tbk PT	55,000	14,720
Alesco Corp., Ltd.	615	797
Apac Resources, Ltd. (I)	100,000	3,346
Applied Industrial Technologies, Inc.	800	21,728
Ashtead Group PLC	2,287	4,704
BayWa AG	220	8,484
BE Group AB (I)	1,490	4,976
Beacon Roofing Supply, Inc. (I)	1,000	15,990
Bergman & Beving AB	25	191

121

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Trading Companies & Distributors (continued)
BlueLinx Holdings, Inc. (I)	557	$808
Brenntag AG	143	12,435
Bunzl PLC	2,935	34,860
CAI International, Inc. (I)	600	7,032
Citic Resources Holdings, Ltd. (I)	11,500	1,049
Cramo OYJ	941	7,948
Daewoo International Corp.	296	7,276
DXP Enterprises, Inc. (I)	200	3,766
Emeco Holdings, Ltd.	4,324	4,034
Eqstra Holdings, Ltd.	4,732	4,245
Fastenal Company (L)	2,400	79,872
Finning International, Inc.	1,300	23,757
G & L Beijer AB	55	1,667
GATX Corp.	900	27,891
Grafton Group PLC	1,533	5,457
H&E Equipment Services, Inc. (I)	700	5,775
Hanwa Company, Ltd.	2,000	9,013
Houston Wire & Cable Company	400	4,596
IMS International Metal Service (I)	172	2,141
Inaba Denki Sangyo Company, Ltd.	400	12,278
Inabata & Company, Ltd.	1,600	9,099
Interline Brands, Inc. (I)	500	6,435
ITOCHU Corp.	7,000	66,858
Jalux, Inc.	500	4,922
Japan Pulp & Paper Company, Ltd.	1,000	3,789
Kaman Corp., Class A	400	11,140
Kanematsu Corp. (I)	9,000	7,709
Kloeckner & Company SE	742	9,059
Kuroda Electric Company, Ltd.	300	3,563
Lavendon Group PLC	5,310	8,010
Lawson Products, Inc.	300	4,056
LG International Corp.	310	10,858
Marubeni Corp.	7,000	39,145
MISUMI Group, Inc.	800	17,753
Mitsubishi Corp.	7,900	160,881
Mitsui & Company, Ltd.	2,200	31,843
Mitsui & Company, Ltd., ADR	300	86,355
MSC Industrial Direct Company, Inc., Class A	700	39,522
Nagase & Company, Ltd.	1,000	12,322
Noble Group, Ltd.	15,000	14,982
Ramirent OYJ	637	3,895
Reece Australia, Ltd.	929	16,986
Rexel SA	817	12,215
Richelieu Hardware, Ltd.	700	16,587
RNL BIO Company, Ltd. (I)	920	5,551
RSC Holdings, Inc. (I)	945	6,738
Rush Enterprises, Inc., Class A (I)	500	7,080
Russel Metals, Inc.	1,100	21,866
Samsung C&T Corp.	1,047	61,094
Satair A/S (I)	30	3,131
Schouw & Company A/S	100	1,854
SIG PLC	6,281	9,037
SK Networks Company, Ltd.	1,960	17,711
Sojitz Corp.	11,400	20,831
Sumitomo Corp.	6,200	76,659
Superior Plus Corp.	700	5,023
TAL International Group, Inc.	700	17,458
Tat Hong Holdings, Ltd.	9,000	4,721
Textainer Group Holdings, Ltd.	1,000	20,280
Titan Machinery, Inc. (I)	400	7,160
Toyota Tsusho Corp.	2,000	34,174
Travis Perkins PLC	1,035	12,177
United Rentals, Inc. (I)	541	9,110
W.W. Grainger, Inc.	700	104,678
Watsco, Inc.	400	20,440
WESCO International, Inc. (I)(L)	800	26,840

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Trading Companies & Distributors (continued)
Wolseley PLC	2,400	$59,744
Yuasa Trading Company, Ltd.	7,000	10,137

		1,518,248

Transportation Infrastructure
Abertis Infraestructuras SA	1,981	30,441
Aeroports de Paris	235	17,651
Airports of Thailand PCL	6,000	7,624
Anhui Expressway Company, Ltd.	4,000	1,988
Ansaldo STS SpA	478	4,737
Auckland International Airport, Ltd.	13,117	22,787
Australian Infrastructure Fund	5,379	9,327
Autostrade SpA	1,276	18,300
BBA Aviation PLC	4,353	11,299
Beijing Capital International Airport
Company, Ltd., Class H	26,000	10,463
Brisa Auto Estrada SA	957	3,391
CCR SA	900	23,430
China Merchants Holdings
International Company, Ltd.	8,458	22,768
ConnectEast Group	53,679	28,227
COSCO Pacific, Ltd.	6,000	6,648
Ecorodovias Infraestrutura e Logistica SA	1,500	11,009
Ferrovial SA	3,229	36,886
Flughafen Wien AG	263	11,248
Flughafen Zuerich AG	30	11,284
Fraport AG, ADR	382	22,292
Gemina SpA (I)	17,011	13,699
Groupe Eurotunnel SA	2,308	19,527
Grupo Aeroportuario del Pacifico SA
de CV, Series B	900	3,014
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	900	29,889
Grupo Aeroportuario del Sureste SAB
de CV, ADR	300	14,916
Hamburger Hafen und Logistik AG	130	3,606
Hong Kong Aircraft
Engineering Company, Ltd.	800	10,057
Hopewell Highway Infrastructure, Ltd., GDR	12,600	7,623
International Container Terminal Services, Inc.	10,000	10,600
Jasa Marga PT	36,000	16,010
Jiangsu Expressway, Ltd.	10,000	7,644
Kamigumi Company, Ltd.	3,000	26,823
Koninklijke Vopak NV	407	19,499
LLX Logistica SA (I)	587	1,133
Macquarie Airports, Ltd. (I)	4,411	13,665
Macquarie Korea Infrastructure Fund	1,650	6,974
Malaysia Airports Holdings	3,300	5,355
Mitsubishi Logistics Corp.	1,000	10,764
Mitsui-Soko Company, Ltd.	1,000	3,867
Mundra Port and Special Economic Zone, Ltd.	4,100	13,494
Nissin Corp.	3,000	7,476
Novorossiysk Commercial Sea Port
Pjscnovorossiysk-gdr Reg S	448	3,190
Obrascon Huarte Lain Brasil SA	200	6,425
PLUS Expressways BHD	10,000	13,489
Port of Tauranga, Ltd.	651	4,849
Santos Brasil Participacoes SA	600	7,659
Sia Engineering Company, Ltd.	3,000	8,686
Singapore Airport Terminal Services, Ltd.	3,920	6,499
Sumitomo Warehouse Company, Ltd.	3,000	13,824
Tav Havalimanlari Holding AS (I)	958	3,780
Transurban Group, Ltd.	6,155	31,997
Yasuda Warehouse Company, Ltd.	1,000	6,363
Yuexiu Transport Infrastructure Ltd.	5,640	1,972

122

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Transportation Infrastructure (continued)
Zhejiang Expressway Company, Ltd., Class H	12,000	$7,218

		673,386

		26,280,161
Information Technology - 8.72%

Communications Equipment
AAC Acoustic Technologies Holdings, Inc.	10,000	21,470
Accton Technology Corp.	15,535	6,788
Acme Packet, Inc. (I)	900	38,331
ADTRAN, Inc.	800	21,168
Adva AG Optical Networking (I)	1,343	5,969
Aiphone Company, Ltd.	400	7,707
Alcatel-Lucent (I)	11,778	33,676
Alcatel-Lucent, ADR (I)	1,300	3,679
Anaren, Inc. (I)	300	5,745
Arris Group, Inc. (I)	1,850	19,055
Aruba Networks, Inc. (I)(L)	1,300	27,183
Ascom Holding AG	647	6,148
Avanzit SA (I)	7,249	1,510
Aviat Networks, Inc. (I)	1,300	3,055
Axis Communications AB	628	10,259
Beijing Enterprises Water Group, Ltd. (I)	12,000	2,168
Bel Fuse, Inc., Class B	300	4,677
BigBand Networks, Inc. (I)	1,300	1,664
Black Box Corp.	200	4,270
Blue Coat Systems, Inc. (I)	400	5,552
Brocade Communications Systems, Inc. (I)	5,800	25,056
BYD Electronic
International Company, Ltd. (I)	7,000	1,702
Calix, Inc. (I)	700	5,460
Cisco Systems, Inc.	38,350	594,042
Cogo Group, Inc. (I)(L)	600	1,278
Comtech Telecommunications Corp.	200	5,618
Cybertan Technology, Inc.	5,000	4,900
D-Link Corp.	7,980	5,834
Denki Kogyo Company, Ltd.	3,000	12,035
DG FastChannel, Inc. (I)	400	6,780
Digi International, Inc. (I)	500	5,500
Dragonwave, Inc. (I)	700	2,291
EchoStar Corp., Class A (I)	500	11,305
Eltek ASA (I)	1,541	798
Emulex Corp. (I)	1,300	8,320
EVS Broadcast Equipment SA	252	13,090
Exfo Electro Optical Engineering, Inc. (I)	55	346
Extreme Networks, Inc. (I)	1,700	4,505
F5 Networks, Inc. (I)	600	42,630
Finisar Corp. (I)(L)	1,100	19,294
Gemtek Technology Corp.	5,252	4,179
Globecomm Systems, Inc. (I)	400	5,404
Harmonic, Inc. (I)	1,700	7,242
Harris Corp. (L)	1,900	64,923
Hitachi Kokusai Electric, Inc.	1,000	6,419
HTC Corp.	2,661	58,460
ICOM, Inc.	300	7,674
Infinera Corp. (I)(L)	900	6,948
InterDigital, Inc. (L)	512	23,849
Ixia (I)	800	6,136
JDS Uniphase Corp. (I)	3,000	29,910
Juniper Networks, Inc. (I)	4,800	82,848
KVH Industries, Inc. (I)	200	1,582
Loral Space & Communications, Inc. (I)	500	25,050
Motorola Mobility Holdings, Inc. (I)	2,562	96,792
Motorola Solutions, Inc.	2,928	122,683
Netgear, Inc. (I)	500	12,945
Network Equipment Technologies, Inc. (I)	700	1,358

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Communications Equipment (continued)
Nokia OYJ	10,808	$61,221
Nokia OYJ, ADR (L)	8,000	45,280
Oplink Communications, Inc. (I)	300	4,542
Plantronics, Inc.	900	25,605
Polycom, Inc. (I)	2,600	47,762
QUALCOMM, Inc.	12,000	583,560
Research In Motion, Ltd. (I)	1,600	32,614
Riverbed Technology, Inc. (I)	1,800	35,928
Sandvine Corp. (I)	7,000	10,087
Sonus Networks, Inc. (I)	1,700	3,689
Spirent Communications PLC	3,276	6,214
Sycamore Networks, Inc.	470	8,484
Symmetricom, Inc. (I)	900	3,906
TCL Communication
Technology Holdings, Ltd.	10,000	4,125
Tekelec, Inc. (I)	1,000	6,040
Telefonaktiebolaget LM Ericsson, A Shares	336	3,150
Telefonaktiebolaget LM Ericsson, ADR	2,500	23,875
Telefonaktiebolaget LM Ericsson, B Shares	14,165	135,724
Tellabs, Inc.	7,800	33,462
Telular Corp.	700	4,130
Thrane & Thrane A/S	102	3,783
TKH Group NV	170	3,425
Unizyx Holding Corp.	6,000	3,485
Viasat, Inc. (I)	800	26,648
VTech Holdings, Ltd.	2,000	18,361
Wi-LAN, Inc.	1,000	5,850
Wistron NeWeb Corp.	2,099	5,114
Zinwell Corp.	4,000	3,815
ZTE Corp., Class H	3,520	9,800

		2,724,939

Computers & Peripherals
Acer, Inc.	14,287	17,327
ADPT Corp.	1,500	4,020
AmTRAN Technology Company, Ltd.	9,687	5,203
Apple, Inc. (I)	6,900	2,630,142
Asia Vital Components Company Ltd.	10,999	6,759
Asustek Computer, Inc.	3,011	22,487
Avid Technology, Inc. (I)	800	6,192
Catcher Technology Company, Ltd.	3,720	21,338
Chicony Electronics Company, Ltd.	5,700	9,187
Chimei Innolux Corp. (I)	32,365	12,910
Clevo Company	5,000	8,347
CMC Magnetics Corp. (I)	50,000	9,166
Compal Electronics, Inc.	16,575	15,082
Cray, Inc. (I)	400	2,124
Dell, Inc. (I)	12,900	182,535
Diebold, Inc. (L)	1,000	27,510
Eizo Nanao Corp.	100	2,193
Electronics for Imaging, Inc. (I)	1,100	14,817
EMC Corp. (I)	18,095	379,814
Foxconn Technology Company, Ltd.	7,094	22,554
Fujitsu, Ltd.	9,000	42,398
Gemalto NV	759	36,184
Getac Technology Corp.	14,000	7,917
Gigastorage Corp.	6,895	4,658
Hewlett-Packard Company	20,300	455,735
Hutchinson Technology, Inc. (I)	200	392
Imagination Technologies Group PLC (I)	805	5,206
Imation Corp. (I)	600	4,386
Immersion Corp. (I)	300	1,794
Intermec, Inc. (I)	1,300	8,476
Intevac, Inc. (I)	200	1,398
Inventec Company, Ltd.	20,616	7,269
Lenovo Group, Ltd.	34,000	22,734

123

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Computers & Peripherals (continued)
Lexmark International, Inc., Class A	1,065	$28,787
Lite-On Technology Corp.	22,376	20,287
Logitech International SA (I)(L)	1,458	11,203
Megachips Corp.	600	8,457
Micro-Star International Company, Ltd.	7,642	3,447
Mitac International Corp.	14,559	5,242
Moser Baer India, Ltd. (I)	3,670	1,579
NCR Corp. (I)	2,200	37,158
NEC Corp. (I)	20,000	40,628
NetApp, Inc. (I)	2,500	84,850
Novatel Wireless, Inc. (I)	600	1,812
Pegatron Corp.	6,642	6,119
Psion PLC	5,211	4,306
QLogic Corp. (I)	1,700	21,556
Quanta Computer, Inc.	13,080	25,087
Quantum Corp. (I)	2,200	3,982
Rimage Corp.	200	2,530
Ritek Corp. (I)	45,359	7,897
SanDisk Corp. (I)	3,500	141,225
Seagate Technology PLC	6,600	67,848
Seiko Epson Corp.	1,200	15,207
Silicon Graphics International Corp. (I)	600	7,152
STEC, Inc. (I)(L)	700	7,098
Stratasys, Inc. (I)	119	2,206
Super Micro Computer, Inc. (I)	700	8,771
Synaptics, Inc. (I)	500	11,950
Toshiba Corp.	16,000	65,244
Wacom Company, Ltd.	3	3,488
Western Digital Corp. (I)	3,400	87,448
Wincor Nixdorf AG	298	13,398
Wistron Corp.	13,677	15,316

		4,759,532

Electrical Equipment
Q-Cells AG (I)	211	163
Roth & Rau AG (I)	271	8,004
SMA Solar Technology AG	59	3,072
Solarworld AG	724	2,987
Solon SE (I)	266	480

		14,706

Electronic Equipment, Instruments & Components
Agilysys, Inc. (I)	300	2,139
Alps Electric Company, Ltd.	2,700	20,680
Amphenol Corp., Class A	1,992	81,214
Anixter International, Inc.	500	23,720
Anritsu Corp.	1,000	11,062
Arrow Electronics, Inc. (I)	1,700	47,226
AU Optronics Corp., ADR	5,523	21,871
Avnet, Inc. (I)	2,100	54,768
AVX Corp.	2,300	27,301
Barco NV	336	15,256
Benchmark Electronics, Inc. (I)	700	9,107
Brightpoint, Inc. (I)	1,000	9,210
Canon Electronics, Inc.	200	5,624
Career Technology MFG. Company, Ltd.	3,000	4,791
Celestica, Inc. (I)	2,600	18,882
Checkpoint Systems, Inc. (I)	600	8,148
Cheng UEI Precision Industry Company, Ltd.	5,202	11,304
Chin-Poon Industrial Company, Ltd.	9,000	5,200
China Aerospace International Holdings, Ltd.	76,000	5,502
Chroma ATE, Inc.	2,080	4,224
Chunghwa Picture Tubes, Ltd. (I)	29,162	2,175
Citizen Watch Company, Ltd.	3,500	17,443
Cognex Corp.	700	18,977
Coherent, Inc. (I)	400	17,184

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Electronic Equipment, Instruments &
Components (continued)
Compeq Manufactuing Company, Ltd. (I)	5,000	$1,991
Comverge, Inc. (I)	500	920
Corning, Inc.	14,200	175,512
CTS Corp.	400	3,252
Daeduck Electronics Company, Ltd.	1,390	7,872
Daktronics, Inc.	800	6,864
Datalogic Spa	499	4,004
DataTec, Ltd.	2,172	10,196
Delta Electronics Thailand PCL	15,000	9,410
Delta Electronics, Inc.	8,241	19,288
Digital China Holdings, Ltd.	6,000	7,688
Diploma PLC	2,172	10,767
Dolby Laboratories, Inc., Class A (I)	500	13,720
Domino Printing Sciences PLC	631	4,530
DTS, Inc. (I)	300	7,449
Echelon Corp. (I)	700	4,907
Electro Rent Corp.	500	6,905
Electro Scientific Industries, Inc. (I)	400	4,756
Electrocomponents PLC	2,084	6,145
Elite Material Company, Ltd.	5,123	3,860
Everlight Electronics Company, Ltd.	3,000	5,100
Evertz Technologies, Ltd.	100	1,207
FARO Technologies, Inc. (I)	400	12,620
FEI Company (I)	500	14,980
FLIR Systems, Inc.	1,479	37,049
Foxconn International Holdings, Ltd. (I)	21,000	10,636
FUJIFILM Holdings Corp.	2,900	67,310
Halma PLC	2,484	12,169
Hamamatsu Photonics KK	500	20,114
Hirose Electric Company, Ltd.	200	18,586
Hitachi High-Technologies Corp.	800	16,009
Hitachi, Ltd.	1,900	93,898
Holystone Enterprise Company, Ltd.	7,643	6,687
Hon Hai Precision Industry Company, Ltd.	45,199	100,899
Horiba, Ltd.	400	12,093
Hosiden Corp.	1,100	7,799
Hoya Corp.	1,700	39,178
Ibiden Company, Ltd.	900	18,902
Inficon Holding AG (I)	15	2,188
Ingenico SA	483	18,143
Ingram Micro, Inc., Class A (I)	2,500	40,325
Insight Enterprises, Inc. (I)	1,000	15,140
Inspur International, Ltd.	45,000	1,126
IPG Photonics Corp. (I)	600	26,064
Itron, Inc. (I)	600	17,700
Jabil Circuit, Inc.	3,000	53,370
Japan Aviation Electronics Industry, Ltd.	1,000	6,692
Jenoptik AG (I)	706	4,378
Ju Teng International Holdings, Ltd.	10,000	1,812
Keyence Corp.	200	54,761
Kingboard Chemical Holdings, Ltd.	4,500	12,107
Kingboard Laminates Holdings, Ltd.	16,000	6,587
Koa Corp.	800	8,621
Kudelski SA	786	6,967
Kyocera Corp.	800	66,632
Laird Group PLC	1,534	3,289
Largan Precision Company, Ltd.	1,020	23,551
LEM Holding SA	16	6,865
LG Display Company, Ltd.	310	5,076
LG Display Company, Ltd., ADR	2,900	23,635
LG Innotek Company, Ltd.	123	6,542
Littelfuse, Inc.	500	20,105
Mabuchi Motor Company, Ltd.	200	9,243
Maxwell Technologies, Inc. (I)	209	3,848
Measurement Specialties, Inc. (I)	300	7,788

124

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Electronic Equipment, Instruments &
Components (continued)
Mercury Computer Systems, Inc. (I)	500	$5,750
Methode Electronics, Inc.	400	2,972
Micronic Laser Systems AB (I)	2,274	3,153
Microvision, Inc. (I)(L)	1,600	1,088
Miranda Technologies, Inc. (I)	300	1,910
Mitsumi Electric Company, Ltd. (I)	800	5,334
Molex, Inc., Class A	1,000	16,880
MTS Systems Corp.	200	6,128
Multi-Fineline Electronix, Inc. (I)	300	5,982
Murata Manufacturing Company, Ltd.	1,000	53,954
National Instruments Corp.	1,650	37,719
Newport Corp. (I)	400	4,324
Nidec Corp.	400	32,178
Nihon Dempa Kogyo Company, Ltd.	200	2,227
Nippon Ceramic Company, Ltd.	100	1,965
Nippon Chemi-Con Corp.	1,000	3,580
Nippon Electric Glass Company, Ltd.	2,000	18,120
OKI Electric Industry Company, Ltd. (I)	3,000	2,713
Omron Corp.	1,500	29,379
OSI Systems, Inc. (I)	400	13,408
Pan-International Industrial	5,000	4,714
PAR Technology Corp. (I)	300	1,005
Park Electrochemical Corp.	400	8,548
Phoenix Mecano AG	4	1,981
Plexus Corp. (I)	500	11,310
Power-One, Inc. (I)	1,200	5,400
Premier Farnell PLC	4,968	11,911
Pulse Electronics Corp.	800	2,288
RadiSys Corp. (I)	200	1,224
Richardson Electronics, Ltd.	300	4,083
Rofin-Sinar Technologies, Inc. (I)	600	11,520
Rogers Corp. (I)	300	11,739
Ryosan Company, Ltd.	600	13,237
Samsung Electro-Mechanics Company, Ltd.	401	24,582
Samsung SDI Company, Ltd.	287	27,569
Sanmina-SCI Corp. (I)	1,300	8,684
Scansource, Inc. (I)	600	17,736
Shimadzu Corp.	3,000	25,269
Sintek Photronic Corp. (I)	15,000	4,761
SMK Corp.	1,000	3,711
Spectris PLC	1,738	31,480
Star Micronics Company, Ltd.	1,000	9,816
SYNNEX Corp. (I)	700	18,340
Synnex Technology International Corp.	6,045	13,066
Taiyo Yuden Company, Ltd.	2,000	14,555
TDK Corp.	1,500	52,125
Tech Data Corp. (I)	800	34,584
Topcon Corp.	1,700	8,391
Trimble Navigation, Ltd. (I)	1,600	53,680
Tripod Technology Corp.	2,220	5,760
TTM Technologies, Inc. (I)	1,300	12,363
Unimicron Technology Corp.	6,000	8,410
Universal Display Corp. (I)(L)	244	11,697
Vaisala OYJ	274	6,285
Venture Corp., Ltd.	2,000	10,141
Vishay Intertechnology, Inc. (I)	3,500	29,260
Vishay Precision Group, Inc. (I)	250	3,295
Wintek Corp.	9,000	6,931
WPG Holdings Company, Ltd.	6,429	7,372
WT Microelectronics Company, Ltd.	8,927	10,558
X-Rite, Inc. (I)(L)	1,300	4,849
Yageo Corp.	39,000	10,859
Yamatake Corp.	600	12,829
Yaskawa Electric Corp.	2,000	15,086
Yokogawa Electric Corp. (I)	1,800	16,964

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Electronic Equipment, Instruments &
Components (continued)
Young Fast Optoelectronics Company, Ltd.	1,099	$2,960

		2,562,527

Internet Software & Services
Akamai Technologies, Inc. (I)	2,219	44,114
Alibaba.com, Ltd.	7,500	6,931
Ancestry.com, Inc. (I)(L)	600	14,100
AOL, Inc. (I)	1,566	18,792
comScore, Inc. (I)	500	8,435
Customers, Ltd.	3,092	2,394
Daou Technology, Inc.	1,190	9,305
DealerTrack Holdings, Inc. (I)	400	6,268
Dena Company, Ltd.	400	16,734
Dice Holdings, Inc. (I)	1,000	7,820
Digital River, Inc. (I)	600	12,438
E-Access, Ltd.	18	4,549
Earthlink, Inc.	2,300	15,019
eBay, Inc. (I)	10,900	321,441
Equinix, Inc. (I)	754	66,978
Google, Inc., Class A (I)	1,800	925,884
IAC/InterActiveCorp (I)	1,600	63,280
InfoSpace, Inc. (I)	300	2,508
Internap Network Services Corp. (I)	800	3,936
Internet Initiative Japan, Inc.	3	13,990
J2 Global Communications, Inc.	600	16,140
Kakaku.com, Inc.	400	16,484
Limelight Networks, Inc. (I)(L)	2,200	5,192
Liquidity Services, Inc. (I)	500	16,035
LogMeIn, Inc. (I)	200	6,642
LoopNet, Inc. (I)	700	11,991
Marchex, Inc., Class B	200	1,700
ModusLink Global Solutions, Inc.	200	698
Monster Worldwide, Inc. (I)	1,600	11,488
Move, Inc. (I)	2,500	3,625
Net Entertainment Ne AB (I)	203	1,661
NHN Corp. (I)	235	44,304
NIC, Inc.	800	9,160
Open Text Corp. (I)	600	31,366
Openwave Systems, Inc. (I)	1,800	2,808
Opera Software ASA	1,998	8,816
Perficient, Inc. (I)	500	3,660
QuinStreet, Inc. (I)	500	5,175
Rackspace Hosting, Inc. (I)(L)	2,100	71,694
RealNetworks, Inc.	700	5,901
RightNow Technologies, Inc. (I)	600	19,830
Saba Software, Inc. (I)	800	4,608
Stamps.com, Inc.	400	8,176
Support.com, Inc. (I)	600	1,188
TechTarget, Inc. (I)	289	1,650
Telecity Group PLC (I)	1,389	11,987
Tencent Holdings, Ltd.	3,800	77,758
Tiscali SpA (I)	46,781	2,920
Travelzoo, Inc. (I)(L)	308	6,773
United Internet AG	711	11,998
United Online, Inc.	1,300	6,799
ValueClick, Inc. (I)	900	14,004
VeriSign, Inc.	1,600	45,776
VistaPrint NV (I)	629	17,002
Vocus, Inc. (I)	100	1,676
Web.com Group, Inc. (I)	700	4,886
WebMD Health Corp. (I)	800	24,120
XO Group, Inc. (I)	300	2,451
Yahoo! Japan Corp.	74	22,990
Yahoo!, Inc. (I)	11,400	150,024

125

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Internet Software & Services (continued)
Zix Corp. (I)	1,800	$4,806

		2,280,878

IT Services
Accenture PLC, Class A	4,300	226,524
Acxiom Corp. (I)	1,700	18,088
Alliance Data Systems Corp. (I)(L)	700	64,890
Alten SA	466	12,560
Altran Technologies SA (I)	1,410	6,248
Amadeus IT Holding SA, A Shares	531	8,524
Amdocs, Ltd. (I)	2,900	78,648
Atos Origin SA	393	16,996
Automatic Data Processing, Inc.	3,465	163,375
Bechtle AG	182	6,059
Broadridge Financial Solutions, Inc.	2,000	40,280
CACI International, Inc., Class A (I)	500	24,970
Cap Gemini SA	1,159	38,624
Cardtronics, Inc. (I)	700	16,044
Cass Information Systems, Inc.	100	3,105
CGI Group, Inc. (I)	2,300	43,261
Ciber, Inc. (I)	1,400	4,242
Cielo SA	800	17,827
Cognizant Technology
Solutions Corp., Class A (I)	2,100	131,670
Computacenter PLC	4,615	26,479
Computer Sciences Corp.	2,100	56,385
Computershare, Ltd.	3,023	21,526
Convergys Corp. (I)	2,400	22,512
CoreLogic, Inc. (I)	1,400	14,938
CSE Global, Ltd.	12,000	7,501
CSG Systems International, Inc. (I)	400	5,056
CSK Corp. (I)	500	1,913
DST Systems, Inc.	600	26,298
Ementor ASA	1,060	8,417
Euronet Worldwide, Inc. (I)	830	13,064
ExlService Holdings, Inc. (I)	500	11,000
Fidelity National Information Services, Inc.	4,300	104,576
Fiserv, Inc. (I)	2,300	116,771
Forrester Research, Inc.	300	9,753
Gartner, Inc. (I)	1,400	48,818
Genpact, Ltd. (I)	3,100	44,609
GFI Informatique SA (I)	1,624	6,275
Global Cash Access Holdings, Inc. (I)	1,000	2,560
Global Payments, Inc.	1,100	44,429
Groupe Steria SA	723	12,130
GTL, Ltd. (I)	434	506
HCL Infosystems, Ltd.	2,958	3,699
HCL Technologies, Ltd.	1,025	8,345
Heartland Payment Systems, Inc.	500	9,860
Hexaware Technologies, Ltd.	7,460	12,652
Hi Sun Technology China, Ltd. (I)	15,000	3,153
HIQ International AB (I)	1,776	6,574
iGate Corp. (I)	650	7,501
Indra Sistemas SA	937	13,489
Infosys, Ltd.	338	17,115
Infosys, Ltd., ADR (L)	1,300	66,391
International Business Machines Corp.	9,100	1,592,773
Iress Market Technology, Ltd.	2,010	13,477
IT Holdings Corp.	300	2,896
Itochu Techno-Science Corp.	400	17,999
Jack Henry & Associates, Inc.	1,200	34,776
Lender Processing Services, Inc.	800	10,952
Lionbridge Technologies, Inc. (I)	600	1,476
Logica PLC	14,174	17,243
ManTech International Corp., Class A	300	9,414
Mastech Holdings, Inc. (I)	13	37

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

IT Services (continued)
MasterCard, Inc., Class A	800	$253,728
MAXIMUS, Inc.	400	13,960
MoneyGram International, Inc. (I)	1,400	3,262
Mphasis, Ltd.	1,558	10,644
Net One Systems Company, Ltd.	3	7,883
NeuStar, Inc., Class A (I)	975	24,512
Nihon Unisys, Ltd.	1,200	6,722
Nomura Research Institute, Ltd.	600	13,638
NS Solutions Corp.	300	6,832
NTT Data Corp.	7	21,597
OBIC Company, Ltd.	70	13,515
Online Resources Corp. (I)	800	2,040
Ordina NV (I)	210	401
Otsuka Corp.	100	6,885
Panasonic Electric Works Information
Systems Company, Ltd.	300	8,397
Patni Computer Systems, Ltd., ADR (I)	300	3,498
Paychex, Inc.	2,465	65,002
Redecard SA	2,000	27,230
Rolta India, Ltd.	3,026	5,019
SAIC, Inc. (I)	4,975	58,755
Sapient Corp.	1,600	16,224
Satyam Computer Services, Ltd. (I)	3,019	4,256
SMS Management & Technology, Ltd.	1,494	7,753
Sonda SA	5,869	12,649
Syntel, Inc.	700	30,233
Tata Consultancy Services, Ltd.	2,054	42,389
Tech Mahindra, Ltd.	391	4,537
TeleTech Holdings, Inc. (I)	900	13,716
Teradata Corp. (I)	1,400	74,942
The Hackett Group, Inc. (I)	1,000	3,730
The Western Union Company	4,700	71,863
Tieto OYJ	537	6,773
TKC Corp.	400	8,354
TNS, Inc. (I)	400	7,520
Total Systems Services, Inc.	2,600	44,018
Travelsky Technology, Ltd.	12,000	5,251
Unisys Corp. (I)	500	7,845
VeriFone Systems, Inc. (I)	1,392	48,748
Virtusa Corp. (I)	600	7,920
Visa, Inc., Class A	4,100	351,452
Wipro, Ltd.	661	4,520
Wipro, Ltd., ADR (L)	1,666	15,411
Wire Card AG	551	8,456
Wright Express Corp. (I)	500	19,020
Xchanging PLC (I)	4,028	4,803
Zuken, Inc.	900	6,477

		4,759,653

Office Electronics
Ability Enterprise Company, Ltd.	2,000	1,766
Brother Industries, Ltd.	1,800	21,098
Canon, Inc.	800	36,218
CANON, Inc.	3,600	162,936
Konica Minolta Holdings, Inc.	4,000	27,403
Neopost SA	298	21,899
Ricoh Company, Ltd.	4,000	33,464
Riso Kagaku Corp.	200	3,592
Toshiba TEC Corp.	1,000	3,741
Xerox Corp.	20,396	142,160
Zebra Technologies Corp., Class A (I)	900	27,846

		482,123

Semiconductors & Semiconductor Equipment
Advanced Analogic Technologies, Inc. (I)	1,200	5,196
Advanced Energy Industries, Inc. (I)	400	3,448

126

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Semiconductors & Semiconductor Equipment (continued)
Advanced Micro Devices, Inc. (I)(L)	8,500	$43,180
Advanced Semiconductor Engineering, Inc.	34,335	29,277
Advantest Corp.	700	7,548
Aixtron Bank AG (L)	2,020	29,391
Ali Corp.	8,000	8,846
Altera Corp.	2,500	78,825
Amkor Technology, Inc. (I)	2,800	12,208
Anadigics, Inc. (I)	1,200	2,592
Analog Devices, Inc.	2,720	85,000
Applied Materials, Inc.	12,400	128,340
Applied Micro Circuits Corp. (I)	900	4,833
ARM Holdings PLC	4,100	104,550
ASM International NV	1,150	28,589
ASM Pacific Technology, Ltd.	1,800	17,586
ASML Holding NV	2,340	81,311
Atmel Corp. (I)	6,000	48,420
ATMI, Inc. (I)	400	6,328
AXT, Inc. (I)	800	4,032
BE Semiconductor Industries NV	812	4,996
Broadcom Corp., Class A (I)	3,100	103,199
Brooks Automation, Inc.	1,100	8,965
Cabot Microelectronics Corp. (I)	500	17,195
Cavium Inc. (I)	500	13,505
Ceva, Inc. (I)	500	12,155
Cirrus Logic, Inc. (I)	700	10,318
Cohu, Inc.	300	2,964
Cree, Inc. (I)	1,100	28,578
CSR PLC	763	2,479
CSR PLC, ADR (I)	103	1,374
Cymer, Inc. (I)	400	14,872
Cypress Semiconductor Corp. (I)	2,600	38,922
Dainippon Screen
Manufacturing Company, Ltd.	2,000	12,230
Dialog Semiconductor PLC (I)	447	7,586
Diodes, Inc. (I)	700	12,544
Disco Corp.	100	4,739
DSP Group, Inc. (I)	300	1,770
Elan Microelectronics Corp.	5,050	5,227
Elpida Memory, Inc. (I)	1,800	11,268
Energy Conversion Devices, Inc. (I)(L)	500	265
Entegris, Inc. (I)	1,700	10,846
Epistar Corp.	6,000	10,452
Exar Corp. (I)	600	3,426
Fairchild Semiconductor International, Inc. (I)	2,200	23,760
First Solar, Inc. (I)(L)	500	31,605
Forhouse Corp.	7,000	3,777
FormFactor, Inc. (I)	945	5,887
GSI Technology, Inc. (I)	800	3,936
GT Advanced Technologies Inc. (I)(L)	1,900	13,338
Hansol LCD, Inc.	175	2,717
Hittite Microwave Corp. (I)	500	24,350
Hynix Semiconductor, Inc.	2,620	46,091
Infineon Technologies AG	11,647	85,774
Infineon Technologies AG, ADR	1,444	10,671
Inotera Memories, Inc. (I)	13,000	2,749
Integrated Device Technology, Inc. (I)	2,400	12,360
Integrated Silicon Solution, Inc. (I)	500	3,905
Intel Corp.	50,800	1,083,564
International Rectifier Corp. (I)	900	16,758
Intersil Corp., Class A	1,600	16,464
IXYS Corp. (I)	300	3,264
Kinsus Interconnect Technology Corp.	4,000	12,903
KLA-Tencor Corp.	2,500	95,700
Kontron AG	927	6,665
Kopin Corp. (I)	500	1,715
Kulicke & Soffa Industries, Inc. (I)	1,200	8,952

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. (I)	1,327	$50,399
Lattice Semiconductor Corp. (I)	2,576	13,524
Linear Technology Corp.	1,959	54,166
LSI Corp. (I)	8,483	43,942
LTX-Credence Corp. (I)	433	2,291
Macronix International Company, Ltd.	27,269	9,234
Marvell Technology Group, Ltd. (I)	4,500	65,385
Maxim Integrated Products, Inc.	4,100	95,653
MediaTek, Inc.	4,026	43,866
Mellanox Technologies, Ltd. (I)	228	6,783
MEMC Electronic Materials, Inc. (I)	2,874	15,060
Micrel, Inc.	1,100	10,417
Microchip Technology, Inc. (L)	2,000	62,220
Micron Technology, Inc. (I)	14,800	74,592
Micronas Semiconductor Holding AG (I)	1,672	11,180
Microsemi Corp. (I)	1,400	22,372
Mindspeed Technologies, Inc. (I)	400	2,080
MIPS Technologies, Inc. (I)	500	2,420
MKS Instruments, Inc.	800	17,368
Monolithic Power Systems, Inc. (I)	300	3,054
MoSys, Inc. (I)(L)	900	3,294
Nanometrics, Inc. (I)	400	5,800
Nanya Technology Corp. (I)	27,181	3,372
NEC Electronics Corp. (I)	2,400	15,928
Netlogic Microsystems, Inc. (I)	1,050	50,516
Nordic Semiconductor ASA	5,364	9,135
Novatek Microelectronics Corp., Ltd.	4,000	9,181
Novellus Systems, Inc. (I)	1,400	38,164
NVIDIA Corp. (I)	5,400	67,500
Omnivision Technologies, Inc. (I)	1,100	15,444
ON Semiconductor Corp. (I)	4,400	31,548
Opto Technology Corp.	9,000	3,173
Pericom Semiconductor Corp. (I)	400	2,964
Photronics, Inc. (I)(L)	1,000	4,980
PMC-Sierra, Inc. (I)	3,400	20,332
Power Integrations, Inc.	400	12,244
Powertech Technology, Inc.	6,300	13,408
Radiant Opto-Electronics Corp.	6,365	17,055
Realtek Semiconductor Corp.	4,120	6,876
RF Micro Devices, Inc. (I)	3,400	21,556
Richtek Technology Corp.	1,050	4,867
Rohm Company, Ltd.	900	46,777
Rubicon Technology, Inc. (I)	400	4,372
Rudolph Technologies, Inc. (I)	600	4,014
Samsung Electronics Company, Ltd.	513	359,363
Sanken Electric Company, Ltd.	1,000	3,799
Semiconductor
Manufacturing International Corp. (I)	265,000	12,744
Semtech Corp. (I)	800	16,880
Shinko Electric Industries Company, Ltd.	800	5,683
Sigma Designs, Inc. (I)(L)	900	7,056
Sigurd Microelectronics Corp.	12,000	8,144
Silicon Image, Inc. (I)	400	2,348
Silicon Laboratories, Inc. (I)	700	23,457
Siliconware Precision Industries Company	5,000	4,912
Siliconware Precision Industries Company (L)	2,812	13,441
Skyworks Solutions, Inc. (I)	3,000	53,820
SOITEC (I)(L)	1,651	8,838
Sonix Technology Company, Ltd.	5,000	6,779
Spansion, Inc., Class A (I)	900	10,998
Standard Microsystems Corp. (I)	300	5,820
STMicroelectronics NV	5,121	33,461
Sumco Corp. (I)	900	8,410
SunPower Corp., Class A (I)	55	445
SunPower Corp., Class B (I)	247	1,815
Supertex, Inc. (I)	100	1,730

127

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor
Manufacturing Company, Ltd.	85,530	$193,790
Teradyne, Inc. (I)(L)	2,400	26,424
Tessera Technologies, Inc. (I)	1,000	11,940
Texas Instruments, Inc.	8,700	231,855
Tokyo Electron, Ltd.	700	31,709
Tokyo Seimitsu Company, Ltd.	200	3,461
Tower Semiconductor, Ltd. (I)	2,276	1,464
TriQuint Semiconductor, Inc. (I)	4,300	21,586
Tyntek Corp.	8,000	2,633
Ultra Clean Holdings, Inc. (I)	400	1,716
Ultratech, Inc. (I)	200	3,430
ULVAC, Inc. (I)	300	3,993
Unisem M BHD	18,850	5,946
United Microelectronics Corp.	97,620	35,905
Varian Semiconductor
Equipment Associates, Inc. (I)	1,200	73,380
Veeco Instruments, Inc. (I)	600	14,640
Volterra Semiconductor Corp. (I)	300	5,769
Winbond Electronics Corp. (I)	64,000	12,601
Wolfson Microelectronics PLC (I)	1,312	2,746
Xilinx, Inc. (L)	2,900	79,576

		4,959,293

Software
Absolute Software Corp. (I)	200	752
Accelrys, Inc. (I)	312	1,891
ACI Worldwide, Inc. (I)	400	11,016
Activision Blizzard, Inc.	7,300	86,870
Actuate Corp. (I)	1,000	5,520
Adobe Systems, Inc. (I)	4,784	115,629
Advent Software, Inc. (I)	800	16,680
ANSYS, Inc. (I)	1,400	68,656
Ariba, Inc. (I)	1,400	38,794
Aspen Technology, Inc. (I)	1,448	22,111
Asseco Poland SA	707	8,566
Autodesk, Inc. (I)	2,000	55,560
Aveva Group PLC	375	8,173
Blackbaud, Inc.	700	15,589
BMC Software, Inc. (I)	1,500	57,840
Bottomline Technologies, Inc. (I)	300	6,042
CA, Inc.	3,700	71,817
Cadence Design Systems, Inc. (I)	3,800	35,112
Capcom Company, Ltd.	300	7,494
Citrix Systems, Inc. (I)	1,900	103,607
CommVault Systems, Inc. (I)	507	18,789
Compuware Corp. (I)	3,636	27,852
Concur Technologies, Inc. (I)	700	26,054
Cyberlink Corp. (I)	2,015	3,642
Dassault Systemes SA	135	9,532
Dassault Systemes SA, ADR	178	12,620
Deltek, Inc. (I)	800	4,808
Dicom Group PLC (I)	695	3,096
Digimarc Corp. (I)	200	5,076
DTS Corp.	900	11,176
DuzonBlzon Company, Ltd. (I)	520	2,737
Ebix, Inc. (L)	600	8,820
Electronic Arts, Inc. (I)	4,600	94,070
EPIQ Systems, Inc.	400	5,012
ePlus, Inc. (I)	300	7,401
Exact Holdings NV	78	1,827
FactSet Research Systems, Inc.	300	26,691
Fair Isaac Corp.	700	15,281
FalconStor Software, Inc. (I)	800	2,336
Fidessa Group PLC	652	15,902
Financial Technologies India, Ltd.	236	3,835

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Software (continued)
Fortinet, Inc. (I)	2,000	$33,600
Fuji Software ABC, Inc.	400	6,547
GameLoft SA (I)	440	2,139
Geodesic, Ltd.	2,978	3,026
Hong Kong Energy Holdings, Ltd. (I)	327	14
Industrial & Financial Systems AB	1,400	18,307
Informatica Corp. (I)	1,200	49,140
Interactive Intelligence Group (I)	200	5,430
Intuit, Inc.	2,000	94,880
JDA Software Group, Inc. (I)	502	11,767
Kenexa Corp. (I)	600	9,384
Kingdee International Software
Group Company, Ltd.	12,000	4,457
Kingsoft Corp., Ltd.	12,000	4,563
Konami Corp.	600	20,145
MacDonald Dettwiler & Associates, Ltd.	400	18,109
Manhattan Associates, Inc. (I)	400	13,232
Mentor Graphics Corp. (I)	2,200	21,164
Micro Focus International PLC	489	2,445
MICROS Systems, Inc. (I)	1,300	57,083
Microsoft Corp.	58,608	1,458,753
MicroStrategy, Inc., Class A (I)	100	11,407
Misys PLC (I)	5,600	18,714
Monotype Imaging Holdings, Inc. (I)	600	7,278
NCSoft Corp.	135	38,167
Netscout Systems, Inc. (I)	600	6,852
NetSuite, Inc. (I)	597	16,125
NICE Systems, Ltd., ADR (I)	600	18,210
Nintendo Company, Ltd.	300	43,697
Nippon System Development Company, Ltd.	400	3,268
Nuance Communications, Inc. (I)	4,100	83,476
OBIC Business Consultants, Ltd.	250	14,386
Opnet Technologies, Inc.	445	15,535
Oracle Corp.	31,754	912,610
Oracle Financial Services Software, Ltd. (I)	194	7,519
Oracle Japan Corp.	300	10,552
Parametric Technology Corp. (I)	1,500	23,070
Progress Software Corp. (I)	750	13,163
PROS Holdings, Inc. (I)	700	9,023
QLIK Technologies, Inc. (I)	1,300	28,158
Quest Software, Inc. (I)	1,300	20,644
Red Hat, Inc. (I)	1,585	66,982
Redflex Holdings, Ltd.	5,097	8,590
Renaissance Learning, Inc.	300	5,034
Retalix, Ltd. (I)	527	7,105
RM PLC	1,719	2,082
Rosetta Stone, Inc. (I)	300	2,745
Rovi Corp. (I)	1,500	64,470
S1 Corp. (I)	700	6,419
Salesforce.com, Inc. (I)	1,100	125,708
SAP AG	851	43,380
SAP AG, ADR	2,700	136,674
Seachange International, Inc. (I)	300	2,310
SimCorp A/S	51	7,291
Smith Micro Software, Inc. (I)	700	1,064
Software AG	783	24,747
SolarWinds, Inc. (I)	1,000	22,020
Solera Holdings, Inc.	1,000	50,500
Sourcefire, Inc. (I)	200	5,352
Square Enix Company, Ltd.	400	7,188
SRS Labs, Inc. (I)	400	2,864
SS&C Technologies Holdings, Inc. (I)	1,400	20,006
SuccessFactors, Inc. (I)	1,000	22,990
Sumisho Computer Systems Corp.	100	1,594
Symantec Corp. (I)	7,200	117,360
Synchronoss Technologies, Inc. (I)	402	10,014

128

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Software (continued)
Synopsys, Inc. (I)	2,100	$51,156
Take-Two Interactive Software, Inc. (I)	1,019	12,962
Taleo Corp. (I)	173	4,450
Tanla Solutions, Ltd.	2,423	388
TeleCommunication Systems, Inc. (I)	300	1,035
Temenos Group AG (I)	448	6,030
The Descartes Systems Group, Inc. (I)	600	3,722
The Sage Group PLC	10,352	41,045
THQ, Inc. (I)	1,200	2,076
TIBCO Software, Inc. (I)	3,100	69,409
Totvs SA	500	8,510
Trend Micro, Inc.	500	15,607
Tyler Technologies, Inc. (I)	500	12,640
UBISOFT Entertainment SA (I)	662	3,570
Unit 4 Agresso NV	323	7,891
Verint Systems, Inc. (I)	600	15,774
VirnetX Holding Corp. (I)(L)	500	7,495
VMware, Inc., Class A (I)	800	64,304
Websense, Inc. (I)	564	9,757

		5,282,625

Textiles, Apparel & Luxury Goods
Daiwabo Holdings Company, Ltd.	5,000	11,146

Trading Companies & Distributors
Phoenix Solar AG	271	2,960

		27,840,382
Materials - 5.21%

Chemicals
A. Schulman, Inc.	500	8,495
Adeka Corp.	1,400	14,959
Aeci, Ltd.	576	5,280
African Oxygen, Ltd.	1,477	3,087
Agrium, Inc.	1,000	66,562
Air Liquide SA	1,138	133,074
Air Products & Chemicals, Inc.	1,500	114,555
Air Water, Inc.	1,000	12,341
Airgas, Inc.	1,200	76,584
Akzo Nobel NV	1,817	80,326
Albemarle Corp.	1,000	40,400
American Vanguard Corp.	200	2,232
Arakawa Chemical Industries, Ltd.	600	5,608
Arch Chemicals, Inc. (L)	200	9,384
Arkema	492	28,572
Asahi Kasei Corp.	9,000	54,017
Asahi Organic Chemicals
Industry Company, Ltd.	3,000	8,328
Ashland, Inc.	1,300	57,382
Asia Polymer Corp.	10,000	12,189
Asian Paints, Ltd.	192	12,354
Balchem Corp.	450	16,790
BASF SE	3,954	239,909
Batu Kawan BHD	600	2,757
Braskem SA, ADR	800	12,496
Cabot Corp.	900	22,302
Calgon Carbon Corp. (I)	900	13,113
Capro Corp.	480	9,920
Celanese Corp., Series A	1,500	48,795
CF Industries Holdings, Inc.	1,038	128,079
Cheil Industries, Inc.	410	28,402
Chemtura Corp. (I)	1,400	14,042
China BlueChemical, Ltd.	18,000	13,710
China Lumena New Materials Corpchina
Lumena New Materials	26,000	3,909
China Manmade Fibers Corp. (I)	5,000	1,584

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Chemicals (continued)
China Petrochemical Development Corp.	11,660	$12,400
Ciech SA (I)	754	3,035
Clariant AG (I)	3,320	29,840
Coromandel International, Ltd.	62	377
Croda International PLC	768	19,565
Cytec Industries, Inc.	800	28,112
Daicel Chemical Industries, Ltd.	2,000	11,367
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	5,113
Denki Kagaku Kogyo Kabushiki Kaisha	5,000	19,014
DIC Corp.	3,000	5,439
Dongbu HiTek Company, Ltd. (I)	950	5,417
Dongyue Group	17,000	8,273
Duluxgroup, Ltd.	2,418	5,822
E.I. du Pont de Nemours & Company	6,100	243,817
Earth Chemical Company, Ltd.	300	11,157
Eastman Chemical Company	900	61,677
Ecolab, Inc. (L)	1,644	80,375
EID Parry India, Ltd.	2,000	9,210
Elementis PLC	3,596	6,889
EMS-Chemie Holding AG	77	13,353
Eternal Chemical Company, Ltd.	9,922	7,540
Everlight Chemical Industrial Corp.	9,900	5,000
Ferro Corp. (I)	1,100	6,765
Fertilizantes Heringer SA (I)	1,600	7,829
Filtrona PLC	4,504	24,330
FMC Corp.	800	55,328
Formosa Chemicals & Fibre Corp.	13,390	34,505
Formosa Plastics Corp.	16,470	43,544
Frutarom Industries, Ltd.	570	4,836
Fufeng Group, Ltd.	10,000	3,866
Georgia Gulf Corp. (I)	300	4,149
Givaudan AG (I)	56	43,749
Grand Pacific Petrochemical Corp.	14,000	5,641
Gurit Heberlein AG (I)	16	6,989
H&R Wasag AG	165	3,249
H.B. Fuller Company	600	10,932
Hanwha Chemical Corp.	970	20,702
Hanwha Corp.	530	14,847
Hawkins, Inc.	200	6,368
Hitachi Chemical, Ltd.	400	6,572
Ho Tung Chemical Corp. (I)	8,960	4,508
Honam Petrochemical Corp.	125	30,180
Huchems Fine Chemical Corp.	244	4,705
Huntsman Corp.	3,500	33,845
Hyosung Corp.	255	11,739
Incitec Pivot, Ltd.	12,561	38,941
Innophos Holdings, Inc.	300	11,961
Innospec, Inc. (I)	500	12,105
International Flavors & Fragrances, Inc.	900	50,598
Intrepid Potash, Inc. (I)	1,000	24,870
Israel Chemicals, Ltd.	2,306	26,307
Jinchuan Group International
Resources Company, Ltd. (I)	7,000	1,737
Johnson Matthey PLC	1,725	42,223
JSR Corp.	1,300	22,346
K&S AG	906	47,636
Kaneka Corp.	3,000	16,925
Kansai Paint Company, Ltd.	2,000	19,150
Kanto Denka Kogyo Company, Ltd.	1,000	4,868
Kemira OYJ	1,294	14,148
Kolon Corp.	64	1,200
Kolon Industries, Inc.	208	10,982
Koninklijke DSM NV	1,063	46,215
Koppers Holdings, Inc.	100	2,561
Korea Kumho Petrochemical Company, Ltd.	90	13,841

129

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Chemicals (continued)
KP Chemical Corp.	820	$10,392
Kraton Performance Polymers, Inc. (I)	400	6,472
Kronos Worldwide, Inc.	3,200	51,456
Kuraray Company, Ltd.	2,500	34,082
Kureha Corp.	1,000	4,315
Landec Corp. (I)	300	1,596
Lanxess AG	408	19,612
LCY Chemical Corp.	7,321	10,703
LG Chem, Ltd.	208	55,105
Linde AG	1,016	135,507
Lintec Corp.	200	3,971
LSB Industries, Inc. (I)	200	5,734
Makhteshim-Agan Industries, Ltd.	1,399	7,651
Methanex Corp.	800	16,666
Migao Corp. (I)	1,300	3,697
Minerals Technologies, Inc.	400	19,708
Mitsubishi Chemical Holdings Corp.	6,000	40,596
Mitsubishi Gas & Chemicals Company, Inc.	3,000	18,444
Mitsui Chemicals, Inc.	6,000	19,993
Monsanto Company	4,300	258,172
Nalco Holding Company	1,300	45,474
Nan Ya Plastics Corp.	24,870	53,538
Neo Material Technologies, Inc. (I)	700	4,262
NewMarket Corp. (L)	300	45,561
Nihon Parkerizing Company, Ltd.	1,000	14,120
Nippon Paint Company, Ltd.	2,000	16,085
Nissan Chemical Industries, Ltd.	1,000	9,344
Nitto Denko Corp.	1,200	47,272
NL Industries, Inc.	400	5,012
NOF Corp.	1,000	5,232
Novozymes A/S, Class B	250	35,564
Nufarm, Ltd. (I)	1,560	6,340
Nuplex Industries, Ltd.	4,080	8,705
OCI Company, Ltd.	89	15,163
Okamoto Industries, Inc.	2,000	8,442
Olin Corp.	1,500	27,015
OM Group, Inc. (I)	600	15,582
Omnova Solutions, Inc. (I)	1,200	4,296
Orica, Ltd.	2,418	54,162
Oriental Union Chemical Corp.	9,000	10,930
Penford Corp. (I)	100	514
Petkim Petrokimya Holding AS (I)	7,013	9,020
Petroasian Energy Holdings, Ltd. (I)	44,000	759
Pidilite Industries, Ltd.	3,726	12,332
PolyOne Corp.	1,200	12,852
Potash Corp. of Saskatchewan, Inc.	3,000	130,261
PPG Industries, Inc.	1,300	91,858
Praxair, Inc.	2,600	243,048
PTT Chemical PCL	7,500	23,886
Quaker Chemical Corp.	100	2,592
Rockwood Holdings, Inc. (I)	1,200	40,428
RPM International, Inc.	1,700	31,790
Sakai Chemical Industry Company, Ltd.	1,000	4,478
Samsung Fine Chemicals Company, Ltd.	232	8,001
Sanyo Chemical Industries, Ltd.	1,000	7,738
Sensient Technologies Corp.	900	29,295
Shin-Etsu Chemical Company, Ltd.	1,600	78,449
Showa Denko KK	13,000	25,596
Sigma-Aldrich Corp.	1,100	67,969
Sika AG (I)	18	31,823
Sino Union Petroleum &
Chemical International, Ltd. (I)	19,205	1,545
Sinofert Holdings, Ltd.	34,000	8,714
Sinopec Shanghai
Petrochemical Company, Ltd.	300	10,452
SK Chemicals Company, Ltd.	103	5,563

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Chemicals (continued)
SKC Company, Ltd.	280	$9,259
Sociedad Quimica y Minera de
Chile SA, ADR	600	28,686
Solutia, Inc. (I)	1,700	21,845
Solvay SA	485	45,624
Spartech Corp. (I)	400	1,280
Stella Chemifa Corp.	200	5,526
Stepan Company	100	6,718
Sterling Biotech, Ltd.	2,768	3,767
Sumitomo Bakelite Company, Ltd.	3,000	15,962
Sumitomo Chemical Company, Ltd.	8,645	33,250
Symrise AG	1,131	26,279
Syngenta AG, ADR (I)	2,500	129,675
Synthos SA	12,649	14,158
Taekwang Industrial Company, Ltd.	5	4,935
Taiwan Fertilizer Company, Ltd.	7,000	16,950
Taiyo Ink Manufacturing Company, Ltd.	100	2,769
Taiyo Nippon Sanso Corp.	2,000	13,898
Takasago International Corp.	1,000	4,870
Tata Chemicals, Ltd.	1,092	7,021
Teijin, Ltd.	9,000	32,273
Tessenderlo Chemie NV (I)	239	6,038
The Dow Chemical Company	10,576	237,537
The Mosaic Company	2,300	112,631
The Scotts Miracle-Gro Company, Class A	900	40,140
The Sherwin-Williams Company	1,000	74,320
Tikkurila OYJ	323	5,486
Toda Kogyo Corp.	1,000	7,932
Tokai Carbon Company, Ltd.	2,000	9,921
Tokuyama Corp.	2,000	6,917
Toray Industries, Inc.	6,000	42,047
Tosoh Corp.	5,000	15,622
Ube Industries, Ltd.	9,000	29,841
Umicore SA	574	20,809
United Phosphorus, Ltd.	3,143	8,724
UPC Technology Corp.	17,339	7,580
Uralkali, ADR	599	20,396
Uralkali, GDR	300	10,350
USI Corp.	11,000	10,617
Valspar Corp.	1,500	46,815
Victrex PLC	1,412	23,855
W.R. Grace & Company (I)	1,100	36,630
Wacker Chemie AG (L)	99	8,793
Westlake Chemical Corp.	1,000	34,280
Yara International ASA	1,194	45,534
Yingde Gases Group Company	9,000	8,168
Yushiro Chemical Industry Company, Ltd.	500	6,363
Zep, Inc.	400	6,008
Zoltek Companies, Inc. (I)(L)	800	5,144

		6,040,298

Construction Materials
ACC, Ltd.	460	10,251
Adana Cimento Sanayii Turk Anonim Sirketi
AS, Class A	2,614	5,684
Adelaide Brighton, Ltd.	7,026	17,587
Ambuja Cements, Ltd.	4,724	14,208
Anhui Conch Cement Company, Ltd.	11,500	31,268
Asia Cement Corp.	16,619	17,105
Boral, Ltd.	10,199	33,930
Brickworks, Ltd.	1,981	18,005
Buzzi Unicem SpA (I)	1,110	8,947
Cementir SpA	447	956
Cementos Portland Valderrivas SA (I)	444	6,225
Cemex SAB de CV, ADR (I)(L)	10,601	33,499
Chia Hsin Cement Corp.	14,708	7,268

130

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Construction Materials (continued)
China National Building
Material Company, Ltd.	20,000	$16,899
China Shanshui Cement Group, Ltd.	20,000	13,192
Cimpor-Cimentos de Portugal SA	2,492	16,697
Corp Moctezuma SAB de CV	4,100	7,982
CRH PLC (L)	5,638	87,445
Eagle Materials, Inc.	700	11,655
Fletcher Building, Ltd. (Australian
Stock Exchange)	473	2,724
Fletcher Building, Ltd. (New
Zealand Exchange)	5,083	29,534
Goldsun Development &
Construction Company, Ltd.	20,786	8,112
Grasim Industries, Ltd.	106	5,219
Hanil Cement Manufacturing Company, Ltd.	146	5,141
Headwaters, Inc. (I)	1,000	1,440
HeidelbergCement AG	1,188	42,936
Holcim Indonesia Tbk PT	42,000	8,415
Holcim, Ltd. (I)	1,956	103,408
Imerys SA	456	22,876
India Cements, Ltd.	2,973	4,355
Indocement Tunggal Prakarsa Tbk PT	10,500	16,512
Italcementi SpA	699	4,174
James Hardie Industries NV (I)	700	19,292
Lafarge Malayan Cement BHD	1,200	2,454
Lafarge SA	1,667	57,389
Martin Marietta Materials, Inc. (L)	800	50,576
Pretoria Portland Cement Company, Ltd.	4,312	12,329
RHI AG	89	1,761
Sa des Ciments Vicat	137	8,923
Semen Gresik Persero Tbk PT	18,500	17,307
Shree Cement, Ltd.	199	7,393
Siam Cement PCL	1,700	14,106
Siam City Cement PCL	1,400	9,818
Sumitomo Osaka Cement Company, Ltd.	7,000	23,499
Taiheiyo Cement Corp.	11,000	20,082
Taiwan Cement Corp.	18,740	19,860
TCC International Holdings, Ltd.	10,000	3,658
Texas Industries, Inc. (L)	600	19,044
Titan Cement Company SA	454	6,124
Ultratech Cement, Ltd.	431	9,987
United States Lime & Minerals, Inc. (I)	100	3,990
Universal Cement Corp.	15,000	6,982
Vulcan Materials Company (L)	1,900	52,364
YTL Cement BHD	800	1,085

		981,672

Containers & Packaging
AEP Industries, Inc. (I)	200	4,440
Amcor, Ltd.	8,082	53,181
AMVIG Holdings, Ltd.	4,000	2,255
AptarGroup, Inc.	1,244	55,569
Ball Corp.	2,000	62,040
Bemis Company, Inc.	1,500	43,965
Boise, Inc.	1,250	6,463
Cascades, Inc.	500	1,861
CCL Industries, Inc.	500	13,327
Cheng Loong Corp.	5,200	1,956
Crown Holdings, Inc. (I)	1,300	39,793
D.S. Smith PLC	3,814	10,314
FP Corp.	200	14,230
Graphic Packaging Holding Company (I)	5,900	20,355
Greif, Inc., Class A	300	12,867
Huhtamaki OYJ	1,487	15,548
Intertape Polymer Group, Inc. (I)	2,100	4,048
Kartonsan Karton Sanayi ve Ticaret AS	65	6,720

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Containers & Packaging (continued)
La Seda de Barcelona SA (I)	10,618	$948
Mayr-Melnhof Karton AG	150	13,500
Mondi Packaging South Africa, Ltd. (I)	1,967	3,204
Myers Industries, Inc.	300	3,045
Nampak, Ltd.	4,542	11,737
Nihon Yamamura Glass Company, Ltd.	4,000	10,824
Owens-Illinois, Inc. (I)	2,200	33,264
Packaging Corp. of America	1,400	32,620
Papeles y Cartones de Europa SA	2,191	8,375
Rengo Company, Ltd.	2,000	15,299
Rexam PLC	7,165	34,361
Rock-Tenn Company, Class A	600	29,208
RPC Group PLC	4,849	25,427
Sealed Air Corp.	2,200	36,740
Silgan Holdings, Inc.	1,200	44,088
Sonoco Products Company	1,300	36,699
Taiwan Hon Chuan Enterprise Company Ltd.	3,000	6,264
Temple-Inland, Inc.	2,100	65,877
Toyo Seikan Kaisha, Ltd.	1,100	16,659
Vidrala SA	519	12,985

		810,056

Industrial Conglomerates
Ruukki Group OYJ (I)	3,552	4,652

Internet Software & Services
G-Resources Group, Ltd. (I)	84,000	4,113

Metals & Mining
A. M. Castle & Company (I)	200	2,188
Acerinox SA	1,123	12,628
African Rainbow Minerals, Ltd.	987	21,058
Agnico-Eagle Mines, Ltd.	1,100	65,765
Aichi Steel Corp.	1,000	5,924
AK Steel Holding Corp. (L)	1,500	9,810
Alamos Gold, Inc.	1,600	24,048
Alcoa, Inc.	12,000	114,840
Allegheny Technologies, Inc.	1,745	64,548
Allied Nevada Gold Corp. (I)	1,525	54,610
Alumina, Ltd.	18,167	25,401
Aluminum Corp. of China, Ltd. (L)	1,300	13,572
AMCOL International Corp. (L)	500	11,995
Aneka Tambang Tbk PT	33,000	5,517
Angang Steel Company, Ltd., Class H	10,000	5,238
Anglo American PLC	7,145	246,400
Anglo Platinum, Ltd.	276	18,864
AngloGold Ashanti, Ltd., ADR (L)	1,100	45,496
Antofagasta PLC	2,944	41,800
Anvil Mining, Ltd. (I)	200	1,462
APERAM	208	3,007
Aquarius Platinum, Ltd.	2,324	6,434
ArcelorMittal	4,564	72,892
Aspire Mining, Ltd. (I)	11,773	4,991
Atlas Iron, Ltd.	6,571	17,645
Aura Minerals, Inc. (I)	1,715	1,915
Aurico Gold Incaurico Gold Inc (I)	1,200	11,326
Aurizon Mines, Ltd. (I)	1,500	7,658
Aurubis AG	508	25,741
Barrick Gold Corp.	4,862	227,858
BHP Billiton PLC	5,100	270,708
BHP Billiton, Ltd.	2,067	68,676
BHP Billiton, Ltd., ADR (L)	5,700	378,708
Bhushan Steel, Ltd.	1,150	7,712
BlueScope Steel, Ltd.	14,114	9,738
Boliden AB	2,677	27,615
Canam Group, Inc. (I)	100	367

131

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Metals & Mining (continued)
CAP SA	641	$19,736
Capstone Mining Corp. (I)	4,700	10,854
Carpenter Technology Corp.	800	35,912
Centerra Gold, Inc.	800	14,895
Century Aluminum Company (I)	1,600	14,304
China Metal Recycling Holdings, Ltd.	12,600	10,556
China Molybdenum Company, Ltd.	18,000	7,365
China Rare Earth Holdings, Ltd. (I)	22,000	4,063
China Steel Corp.	45,213	43,944
Chung Hung Steel Corp.	7,450	2,531
Cia Minera Autlan SAB de CV	400	427
Cliffs Natural Resources, Inc.	1,900	97,223
Cline Mining Corp. (I)	2,400	2,588
Coeur d’Alene Mines Corp. (I)	1,500	32,160
Colossus Minerals, Inc. (I)	1,100	5,868
Commercial Metals Company	1,700	16,167
Companhia Siderurgica Nacional SA, ADR	3,550	28,187
Compania de Minas Buenaventura SA, ADR	400	15,096
Compass Minerals International, Inc.	600	40,068
Contango ORE, Inc. (I)	30	443
Crystallex International Corp. (I)	1,900	227
CuDeco, Ltd. (I)	2,196	7,204
Daido Steel Company, Ltd.	4,000	23,804
Detour Gold Corp. (I)	400	10,421
Discovery Metals, Ltd. (I)	7,718	9,609
Dongkuk Steel Mill Company, Ltd.	690	12,889
Dowa Holdings Company, Ltd.	2,000	11,097
DRDGOLD, Ltd.	8,960	4,626
Dundee Precious Metals, Inc. (I)	1,300	10,136
Eastern Platinum, Ltd. (I)	26,100	17,435
Eldorado Gold Corp.	3,080	53,053
Endeavour Silver Corp. (I)	1,300	11,711
Eramet	36	4,977
Eregli Demir ve Celik Fabrikalari TAS	4,389	7,642
Eurasian Natural Resources Corp.	1,380	12,290
European Goldfields, Ltd. (I)	900	7,137
Evertop Wire Cable Corp.	9,000	15,136
Evraz Group SA, GDR	714	11,238
First Majestic Silver Corp (I)	200	3,052
First Quantum Minerals, Ltd.	5,000	66,562
Fortescue Metals Group, Ltd.	6,361	26,369
Fortuna Silver Mines, Inc. (I)	2,500	12,406
Fosun International, Ltd.	22,500	11,290
Franco-Nevada Corp.	800	28,942
Freeport-McMoRan Copper & Gold, Inc.	7,000	213,150
Fresnillo PLC	1,460	35,926
Fushan International Energy Group, Ltd.	16,000	5,201
Gem Diamonds, Ltd. (I)	3,004	9,721
General Moly, Inc. (I)(L)	1,500	4,350
Gerdau SA, ADR	5,800	41,354
Globe Specialty Metals, Inc.	858	12,458
Godo Steel, Ltd.	3,000	6,791
Gold Fields, Ltd., ADR	5,048	77,335
Goldcorp, Inc.	4,233	194,179
Golden Star Resources, Ltd. (I)	1,500	2,820
Grande Cache Coal Corp. (I)	400	1,588
Great Basin Gold, Ltd. (I)(L)	5,000	8,445
Grupo Mexico SAB de CV, Series B	23,249	54,986
Guyana Goldfields, Inc. (I)	396	2,970
Harmony Gold Mining Company, Ltd., ADR	2,900	34,017
Harry Winston Diamond Corp. (I)	200	2,035
Haynes International, Inc.	100	4,345
Hecla Mining Company (I)	3,200	17,152
Hidili Industry International Development, Ltd.	13,000	3,706
Hill & Smith Holdings PLC	125	479
Hindalco Industries, Ltd.	7,917	20,908

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Metals & Mining (continued)
Hitachi Metals, Ltd.	1,000	$11,469
Hochschild Mining PLC	2,602	16,515
Hoganas AB	200	5,321
Horsehead Holding Corp. (I)	700	5,194
HudBay Minerals, Inc.	1,065	9,929
Hunan Non Ferrous Metal Corp., Ltd. (I)	12,000	2,758
Hyundai Hysco Company, Ltd.	300	11,586
Hyundai Steel Company	412	30,089
IAMGOLD Corp.	2,800	55,658
Iluka Resources, Ltd.	3,241	37,893
Impala Platinum Holdings, Ltd.	2,297	46,561
Independence Group NL	1,343	5,507
Industrias CH SAB de CV (I)	2,500	7,083
Industrias Penoles SAB de CV	590	21,666
Inmet Mining Corp.	700	29,659
Integra Mining, Ltd. (I)	5,144	2,302
International Nickel Indonesia Tbk PT	24,000	8,035
International Tower Hill Mines, Ltd. (I)	1,100	5,595
Ivanhoe Australia, Ltd. (I)	2,621	2,366
Ivanhoe Mines, Ltd. (I)	1,620	22,339
Jaguar Mining, Inc.	600	2,806
JFE Holdings, Inc.	3,200	64,531
Jindal Steel & Power, Ltd.	2,802	28,359
JSW Steel, Ltd.	631	7,550
Kagara Zinc, Ltd. (I)	15,000	5,627
Kaiser Aluminum Corp.	400	17,712
Kardemir Karabuk Demir Celik Sanayi Ve
Ticaret AS, Class D (I)	6,724	3,017
Katanga Mining, Ltd. (I)	700	741
Kazakhmys PLC	2,396	29,340
KGHM Polska Miedz SA	956	37,541
Kingsgate Consolidated, Ltd.	682	4,715
Kinross Gold Corp.	7,178	106,653
Kirkland Lake Gold, Inc. (I)	1,000	16,213
KISCO Corp.	35	664
KISCO Holdings Company, Ltd.	10	270
Kobe Steel, Ltd.	24,000	40,189
Korea Zinc Company, Ltd.	68	16,648
Kumba Iron Ore, Ltd.	515	27,130
Kumba Resources, Ltd.	1,225	25,694
Lake Shore Gold Corp. (I)	2,500	3,793
Lingbao Gold Company, Ltd.	4,000	1,671
Lion Industries Corp. BHD	17,400	7,276
Lonmin PLC, ADR	1,319	21,454
Lundin Mining Corp. (I)	1,505	5,242
Maanshan Iron & Steel Company, Ltd.	22,000	4,815
MacArthur Coal, Ltd.	3,088	47,244
MAG Silver Corp. (I)	1,100	8,608
Magnitogorsk Iron & Steel Works	911	4,357
Major Drilling Group International	300	2,960
Materion Corp. (I)	300	6,804
Mechel, ADR	500	5,095
Medusa Mining, Ltd.	1,338	8,746
Mercator Minerals, Ltd. (I)	2,600	3,474
Metorex, Ltd. (I)	6,897	6,820
Midas Holdings, Ltd.	12,000	3,368
Minefinders Corp. (I)	275	3,797
Minera Andes, Inc.	3,400	6,035
Minera Frisco SAB de CV, Class A1 (I)	5,300	18,076
Mitsubishi Materials Corp.	9,000	21,910
Mitsubishi Steel Manufacturing Company, Ltd.	4,000	11,392
Mitsui Mining & Smelting Company, Ltd.	7,000	18,027
Mitsui Mining Company, Ltd.	3,500	4,535
Mittal Steel South Africa, Ltd.	1,545	11,295
MMC Norilsk Nickel, ADR	4,050	87,070
MMX Mineracao e Metalicos SA (I)	3,365	12,617

132

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Metals & Mining (continued)
Molycorp, Inc. (I)(L)	800	$26,296
Mount Gibson Iron, Ltd.	2,570	3,248
Murchison Metals, Ltd. (I)	11,474	3,603
Mytilineos Holdings SA (I)	2,024	8,541
National Aluminium Company, Ltd.	5,523	6,964
New Gold, Inc (I)	2,600	26,846
Newcrest Mining, Ltd.	3,707	122,163
Newmont Mining Corp. (L)	4,000	251,600
Nippon Denko Company, Ltd.	2,000	10,554
Nippon Light Metal Company, Ltd.	3,000	4,921
Nippon Steel Corp.	23,000	65,836
Nippon Yakin Kogyo Company, Ltd. (I)	500	834
Nisshin Steel Company	7,000	12,508
Noranda Aluminum Holding Corp. (I)	1,000	8,350
Nordic Mines Ab (I)	784	5,642
Norsk Hydro ASA (L)	6,439	29,255
North American Palladium, Ltd. (I)	200	512
Northam Platinum, Ltd.	2,901	11,809
Northern Dynasty Minerals, Ltd. (I)	500	2,677
Northgate Minerals Corp. (I)	1,600	5,375
Novagold Resources, Inc. (I)	900	5,849
Novolipetsk Steel OJSC, ADR	400	8,192
Nucor Corp.	2,700	85,428
Nyrstar (I)	1,073	9,371
Nyrstar - Strip VVPR (I)	441	0
OceanaGold Corp. (I)	3,000	6,814
Olympic Steel, Inc.	100	1,694
OneSteel, Ltd.	9,891	11,601
Osisko Mining Corp. (I)	2,300	29,126
Outokumpu OYJ	1,422	9,318
Oxiana, Ltd.	2,718	24,187
Palabora Mining Company, Ltd.	99	1,347
Pan American Silver Corp.	600	16,164
Pan Australian Resources, Ltd. (I)	5,711	13,666
Petropavlovsk PLC	879	8,108
Polymetal, GDR (I)	1,050	16,275
Poongsan Corp.	230	4,862
POSCO, ADR	1,500	114,015
Quadra FNX Mining, Ltd. (I)	830	7,216
Randgold Resources, Ltd.	260	25,303
Rautaruukki OYJ	824	8,265
Regis Resources, Ltd. (I)	3,549	8,899
Reliance Steel & Aluminum Company	1,300	44,213
Resolute Mining, Ltd. (I)	6,735	9,825
Rex Minerals, Ltd. (I)	1,663	1,886
Rio Tinto PLC, ADR	7,200	317,376
Rio Tinto, Ltd.	2,620	153,395
Royal Gold, Inc.	900	57,654
RTI International Metals, Inc. (I)	400	9,328
Rubicon Minerals Corp. (I)	2,300	8,011
Sabina Gold & Silver Corp. (I)	1,600	4,489
Sally Malay Mining, Ltd.	4,562	5,131
Salzgitter AG	344	16,504
Sandfire Resources Nl (I)	3,022	17,329
Sanyo Special Steel Company, Ltd.	1,000	5,598
Schnitzer Steel Industries, Inc.	400	14,720
Seah Besteel Corp.	440	23,026
SeAH Holdings Corp.	102	10,474
SEMAFO, Inc. (I)	1,800	14,858
Sesa Goa, Ltd.	2,752	11,160
Severstal, ADR	1,535	16,179
Sherritt International Corp.	3,300	13,730
Shore Gold, Inc. (I)	1,200	607
Shougang Concord International
Enterprises Company, Ltd.	12,000	621
Silver Lake Resources, Ltd. (I)	946	2,318

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Metals & Mining (continued)
Silver Standard Resources, Inc. (I)	600	$11,034
Silver Wheaton Corp.	2,100	62,004
Silvercorp Metals, Inc.	500	3,956
Sims Group, Ltd.	1,467	17,420
Southern Copper Corp.	5,800	144,942
SSAB AB, Series A	1,479	10,945
SSAB AB, Series B	470	3,103
St Andrew Goldfields, Ltd. (I)	4,000	1,909
St. Barbara, Ltd. (I)	6,294	12,427
Steel Authority of India, Ltd.	3,771	8,139
Steel Dynamics, Inc.	3,000	29,760
Sterlite Industries India Ltd	4,944	11,141
Sterlite Industries India, Ltd., ADR	1,100	10,131
Stillwater Mining Company (I)	1,800	15,300
Straits Metals, Ltd. (I)	839	560
Sumitomo Metal Industries, Ltd.	18,000	37,275
Sumitomo Metal Mining Company, Ltd.	3,000	39,765
Sumitomo Titanium Corp.	100	4,144
TA Chen Stainless Pipe (I)	12,100	6,246
Tanzanian Royalty Exploration Corp. (I)	1,900	6,981
Taseko Mines, Ltd. (I)	900	2,285
Tata Steel, Ltd.	2,299	19,360
Teck Resources, Ltd.	3,300	97,372
Thompson Creek Metals Company, Inc. (I)	1,300	7,878
ThyssenKrupp AG	2,260	55,472
Timah Tbk PT	35,500	6,928
Timminco, Ltd. (I)	300	54
Titanium Metals Corp.	2,800	41,944
Toho Titanium Company, Ltd.	200	3,317
Toho Zinc Company, Ltd.	1,000	3,707
Tokyo Rope Manufacturing Company, Ltd.	4,000	8,606
Tokyo Steel Manufacturing Company, Ltd.	900	8,538
Ton Yi Industrial Corp.	10,500	4,887
Tubos Reunidos SA (I)	599	1,213
Tung Ho Steel Enterprise Corp.	3,212	2,862
United States Steel Corp. (L)	2,000	44,020
Universal Stainless & Alloy Products, Inc. (I)	100	2,542
Usha Martin, Ltd.	4,856	3,226
Usinas Siderurgicas de Minas Gerais SA	1,400	16,009
Vale SA, ADR	7,000	159,600
Vale SA, ADR (L)	10,600	222,600
Vedanta Resources PLC	1,224	20,843
Viohalco SA (I)	1,796	8,011
Voestalpine AG	1,126	32,636
Walter Energy, Inc.	700	42,007
Welspun Corp, Ltd.	1,168	2,595
Western Areas NL	1,453	5,961
White Energy Company, Ltd.- Australian
Stock Exchange (I)	576	808
White Energy Company, Ltd.	167	215
Worthington Industries, Inc.	1,400	19,558
Xingda International Holdings, Ltd.	14,000	6,668
Xinjiang Xinxin Mining
Industry Company, Ltd.	3,000	840
Xstrata PLC	14,590	182,979
Yamana Gold, Inc.	5,375	73,759
Yamato Kogyo Company, Ltd.	300	7,847
Yeun Chyang Industrial Company, Ltd.	8,000	5,085
Young Poong Corp.	8	6,993
Zaklad Przetworstwa
Hutniczego Stalprodukt SA	49	4,145
Zhaojin Mining Industry Company., Ltd.	12,000	19,827
Zijin Mining Group Company, Ltd.	39,000	10,961

		7,962,123

133

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Paper & Forest Products
Ahlstrom OYJ	715	$11,884
Barito Pacific Tbk PT (I)	49,500	4,618
Billerud Aktibolag AB	600	4,027
Buckeye Technologies, Inc.	300	7,233
Canfor Corp. (I)	2,100	20,962
Canfor Pulp Products, Inc.	371	4,408
China Grand Forestry
Resources Group, Ltd. (I)	26,000	477
Clearwater Paper Corp. (I)	400	13,592
Daio Paper Corp.	1,000	9,275
Deltic Timber Corp.	100	5,968
Domtar Corp.	600	40,902
Duratex SA	2,748	12,584
Empresas CMPC SA	7,710	26,187
Fibria Celulose SA, ADR	1,104	8,357
Grupo Empresarial Ence SA	783	2,009
Gunns, Ltd. (I)	11,710	1,651
Hansol Paper Company, Inc.	970	6,105
Holmen AB, Series B	626	15,535
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	38,500	3,849
International Forest Products, Ltd. (I)	300	1,142
International Paper Company	5,722	133,037
KapStone Paper and Packaging Corp. (I)	600	8,334
Lee & Man Paper Manufacturing, Ltd.	33,600	11,375
Louisiana-Pacific Corp. (I)	1,900	9,690
M-Real OYJ (I)	5,400	11,066
Masisa SA	76,248	6,603
MeadWestvaco Corp.	2,915	71,592
Mercer International, Inc. (I)	900	6,120
Mitsubishi Paper Mills, Ltd. (I)	2,000	1,950
Mondi Ltdmondi Ltd.	1,584	11,227
Mondi PLC	3,915	28,720
Mondi Swiecie SA (I)	344	7,690
Neenah Paper, Inc.	500	7,090
Nine Dragons Paper Holdings, Ltd.	16,000	7,812
Nippon Paper Group, Inc.	800	21,271
Norbord, Inc. (I)	60	452
Norske Skogindustrier ASA (I)	3,500	2,475
OJI Paper Company, Ltd.	6,000	32,935
P.H. Glatfelter Company	800	10,568
PaperlinX, Ltd. (I)	2,943	202
Portucel - Empresa Produtora de Pasta
e Papel SA	3,115	7,264
Precious Woods Holding AG (I)	138	1,641
Samling Global, Ltd.	8,000	397
Sappi, Ltd., ADR (I)	3,600	10,944
Schweitzer-Mauduit International, Inc.	300	16,761
Semapa-Sociedade de Investimento & Gestao	1,179	8,228
Sequana Capital	355	2,169
Sino-Forest Corp. (I)(L)	2,300	1,584
Sonae Industria SGPS SA (I)	2,576	2,879
Stella-Jones, Inc.	200	6,947
Stora Enso OYJ, Series R (L)	4,914	28,694
Svenska Cellulosa AB	4,426	53,813
TA Ann Holdings BHD	7,632	10,054
Tokushu Tokai Holdings Company, Ltd.	3,000	5,959
UPM-Kymmene OYJ	3,595	40,468
Wausau Paper Corp.	400	2,556
West Fraser Timber Company, Ltd.	300	11,409
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	26,917	10,299

		813,040

Textiles, Apparel & Luxury Goods
Lee & Man Holding, Ltd.	8,000	4,294

		16,620,248

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Textiles, Apparel & Luxury Goods (continued)
Telecommunication Services - 2.56%

Diversified Telecommunication Services
AboveNet, Inc.	400	$21,440
Asia Satellite Telecom
Holdings Company, Ltd.	7,000	13,483
AT&T, Inc.	58,644	1,673,621
Atlantic Tele-Network, Inc.	200	6,576
Axtel SAB de CV (I)	14,800	5,389
BCE, Inc.	1,662	62,315
Belgacom SA	959	28,906
Bell Aliant, Inc.	472	12,454
Bezek Israeli Telecommunications Corp., Ltd.	10,197	19,117
Brasil Telecom SA	800	13,968
BT Group PLC	4,200	111,888
Cable & Wireless Communications PLC	17,566	10,113
Cable & Wireless Worldwide	17,566	8,404
Cbeyond, Inc. (I)	400	2,824
CenturyLink, Inc.	6,122	202,761
China Communications
Services Corp., Ltd., Class H	28,000	12,639
China Telecom Corp., Ltd., ADR (L)	700	43,323
China Unicom Hong Kong, Ltd., ADR (L)	4,204	85,762
Chunghwa Telecom Company, Ltd., ADR	1,570	51,810
Cincinnati Bell, Inc. (I)	2,600	8,034
Citic 1616 Holdings, Ltd.	27,000	5,106
Citic 21CN Company, Ltd. (I)	36,000	2,391
Cogent Communications Group, Inc. (I)	500	6,725
Colt Telecom Group SA (I)	4,670	7,371
Consolidated Communications Holdings, Inc.	400	7,220
Deutsche Telekom AG	16,559	194,788
Elisa OYJ, Class A	806	16,459
Empresa Nacional de Telecomunicaciones SA	1,081	20,798
France Telecom SA	6,326	103,732
France Telecom SA, ADR	2,800	45,836
Frontier Communications Corp. (L)	15,012	91,723
General Communication, Inc., Class A (I)	1,000	8,200
Global Crossing, Ltd. (I)	800	19,128
Hellenic Telecommunications Organization SA	1,308	5,591
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	27,000	9,452
IDT Corp., Class B	500	10,200
iiNET, Ltd.	1,376	2,867
Iliad SA	179	20,031
Inmarsat PLC	3,801	28,879
Iridium Communications, Inc. (I)(L)	1,092	6,770
Jazztel PLC (I)	1,715	8,468
Kcom Group PLC	13,206	14,485
Koninklijke (Royal) KPN NV	6,831	89,927
KT Corp., ADR	1,300	19,214
Magyar Telekom Telecommunications PLC	1,300	14,417
Mahanagar Telephone Nigam, Ltd. (I)	5,982	3,843
Manitoba Telecom Services, Inc.	400	12,375
Netia SA (I)	10,157	15,149
Neutral Tandem, Inc. (I)	300	2,904
Nippon Telegraph & Telephone Corp.	2,200	105,734
PAETEC Holding Corp. (I)	3,400	17,986
PCCW, Ltd.	34,000	12,577
Portugal Telecom SGPS SA	4,134	30,144
Premiere Global Services, Inc. (I)(L)	1,100	7,062
PT Telekomunikiasi Indonesia Tbk PT, ADR	1,100	36,377
QSC AG (I)	2,321	6,318
Singapore Telecommunications, Ltd.	44,000	106,249
SureWest Communications	200	2,094
Swisscom AG	141	57,292
TalkTalk Telecom Group PLC	5,942	11,676

134

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Diversified Telecommunication Services (continued)
Tata Communications, Ltd.	396	$1,476
TDC A/S	45	367
Tele Norte Leste Participacoes SA	400	4,382
Tele Norte Leste Participacoes SA, ADR	900	8,577
Tele2 AB, Series B	2,768	50,615
Telecom Corp. of New Zealand, Ltd.	3,933	7,777
Telecom Italia SpA	75,264	81,726
Telecomunicacoes de Sao Paulo SA (I)	600	14,006
Telecomunicacoes de Sao Paulo SA, ADR	995	26,318
Telefonica O2 Czech Republic AS	798	17,023
Telefonica SA	201	3,853
Telefonica SA, ADR (L)	16,500	315,480
Telefonos de Mexico SAB de CV, ADR	1,500	22,425
Telekom Austria AG	3,134	31,618
Telekom Malaysia BHD	8,300	10,460
Telekomunikacja Polska SA	2,522	13,138
Telenet Group Holding NV (I)	611	22,386
Telenor ASA	3,579	55,173
Teliasonera AB	13,450	88,750
Telkom SA, Ltd., ADR	800	12,896
Telstra Corp., Ltd.	18,597	55,427
TELUS Corp., Non-Voting Shares	973	45,358
Total Access Communication PCL	6,300	14,998
TPG Telecom, Ltd.	4,552	6,163
True Corp. PCL (I)	34,600	3,517
Turk Telekomunikasyon AS	2,270	9,716
TW Telecom, Inc. (I)	2,100	34,692
Verizon Communications, Inc.	26,100	960,480
Vonage Holdings Corp. (I)	2,900	7,540
Windstream Corp. (L)	4,921	57,379
Xl Axiata Tbk Pt	2,500	1,399

		5,567,500

Wireless Telecommunication Services
Advanced Info Service PCL	4,500	18,530
Allied Technologies, Ltd.	499	3,622
America Movil SAB de CV, Series L	12,692	14,011
America Movil SAB de CV,
Series L, ADR (L)	6,094	134,556
American Tower Corp., Class A (I)	2,765	148,757
Axiata Group BHD	12,400	17,723
Bakrie Telecom Tbk PT (I)	471,000	17,555
Bharti Airtel, Ltd.	6,017	45,783
Cellcom Israel, Ltd.	473	9,660
China Mobile, Ltd.	1,500	14,638
China Mobile, Ltd., ADR	5,600	272,776
Crown Castle International Corp. (I)	1,900	77,273
DiGi.Com BHD	1,100	10,459
Drillisch AG	1,233	11,954
Far EasTone
Telecommunications Company, Ltd.	9,000	13,297
Freenet AG	1,164	13,666
Globe Telecommunications, Inc.	330	6,666
Idea Cellular, Ltd. (I)	7,689	15,340
Indosat Tbk PT	6,000	3,530
Indosat Tbk PT, ADR	131	3,741
KDDI Corp.	11	75,549
Leap Wireless International, Inc. (I)	1,400	9,660
LG Uplus Corp.	3,270	17,498
Maxis BHD	6,700	11,080
MetroPCS Communications, Inc. (I)	5,100	44,421
Millicom International Cellular SA	94	9,414
MobileOne, Ltd.	6,000	11,184
Mobistar SA (I)	176	10,051
MTN Group, Ltd.	8,393	137,317
NII Holdings, Inc. (I)	2,700	72,765

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Wireless Telecommunication Services (continued)
NTELOS Holdings Corp.	400	$7,092
NTT DoCoMo, Inc.	69	125,780
Partner Communications
Company, Ltd., ADR (I)	700	6,615
Philippine Long Distance Telephone
Company, ADR	200	9,906
Reliance Communications, Ltd.	3,426	4,954
Rogers Communications, Inc., Class B (L)	1,900	65,038
SBA Communications Corp., Class A (I)	1,000	34,480
Shenandoah Telecommunications Company	200	2,228
SK Telecom Company, Ltd., ADR	1,400	19,698
Softbank Corp.	2,600	76,110
Sprint Nextel Corp. (I)	31,300	95,152
StarHub, Ltd.	6,000	13,056
Taiwan Mobile Company, Ltd. (I)	4,000	9,847
Telephone & Data Systems, Inc. (L)	800	17,000
Telephone & Data Systems, Inc. -
Special Shares	900	17,793
Tim Participacoes SA, ADR	1,176	27,707
Tim Participacoes Satim Participacoes SA	2,500	11,568
Turkcell Iletisim Hizmetleri AS, ADR (I)	1,700	19,176
United States Cellular Corp. (I)	700	27,755
USA Mobility, Inc.	500	6,600
Vimpelcom, Ltd., ADR	2,700	25,731
Vodacom Group, Ltd.	2,021	22,544
Vodafone Group PLC, ADR	27,097	695,038

		2,593,344

		8,160,844
Utilities - 2.61%

Electric Utilities
Acciona SA	190	16,039
Allete, Inc.	600	21,978
American Electric Power Company, Inc.	3,242	123,261
Centrais Eletricas Brasileiras SA	1,200	10,339
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,100	12,859
Central Vermont Public Service Corp.	100	3,521
Centralschweizerische Kraftwerke AG	13	4,722
Cesc, Ltd.	886	4,962
CEZ AS	757	29,171
Cheung Kong Infrastructure Holdings, Ltd.	4,000	23,345
Chubu Electric Power Company, Inc.	2,900	54,532
Chugoku Electric Power Company, Inc.	1,300	22,908
Cia Energetica de Minas Gerais	400	4,744
Cia Energetica de Minas Gerais, ADR	2,410	35,764
Cia General de Electricidad	1,916	8,418
Cia Paranaense de Energia, ADR	300	5,463
Cleco Corp.	800	27,312
CLP Holdings, Ltd.	9,000	80,561
Contact Energy, Ltd. (I)	2,658	10,982
CPFL Energia SA	1,200	13,166
DPL, Inc.	1,800	54,252
Duke Energy Corp.	9,822	196,342
E.ON AG	9,121	198,919
EDF SA	977	28,389
Edison International	2,200	84,150
EDP - Energias do Brasil SA	700	14,147
El Paso Electric Company	500	16,045
Electricidade de Portugal SA	10,961	33,665
Elia System Operator SA/NV	221	8,971
Emera, Inc.	300	9,250
Empresa Electrica del Norte Grande SA	4,759	11,310
Enea SA	1,398	6,741
Enel SpA	27,217	120,418

135

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Electric Utilities (continued)
Energiedienst Holding AG (I)	22	$1,254
Enersis SA, ADR	1,765	29,846
Entergy Corp.	1,400	92,806
Equatorial Energia SA	1,400	8,637
Exelon Corp.	4,828	205,721
First Philippine Holdings Corp.	6,300	7,755
FirstEnergy Corp.	2,837	127,410
Fortis, Inc.	900	28,282
Fortum OYJ	2,649	62,210
Great Plains Energy, Inc.	2,000	38,600
Hawaiian Electric Industries, Inc. (L)	1,300	31,564
Hokkaido Electric Power Company, Inc.	900	13,250
Hokuriku Electric Power Company	900	16,672
Iberdrola SA	22,174	150,062
IDACORP, Inc.	700	26,446
Iren SpA	1,525	1,784
ITC Holdings Corp.	700	54,201
Kansai Electric Power Company, Ltd.	2,700	46,429
Korea Electric Power Corp., ADR (I)	2,200	18,700
Kyushu Electric Power Company, Inc.	1,900	30,614
Light SA	700	9,210
Manila Electric Company	2,470	13,047
MGE Energy, Inc.	300	12,201
Nextera Energy, Inc.	3,100	167,462
Northeast Utilities	1,900	63,935
NV Energy, Inc.	3,000	44,130
Oesterreichische Elektrizitaets AG, Class A	185	5,348
Otter Tail Corp.	600	10,980
Pepco Holdings, Inc.	2,000	37,840
Pinnacle West Capital Corp.	1,200	51,528
PNM Resources, Inc.	1,200	19,716
Polska Grupa Energetyczna SA	3,010	17,534
Portland General Electric Company	1,100	26,059
Power Assets Holdings, Ltd.	7,500	57,390
Power Grid Corp. of India Ltd.	7,026	14,053
PPL Corp.	3,365	96,037
Progress Energy, Inc.	2,600	134,472
Public Power Corp. SA	1,004	8,032
Red Electrica De Espana	695	31,716
Reliance Infrastructure, Ltd.	523	3,905
Romande Energie Holding SA	8	11,258
RusHydro, ADR	6,577	22,625
Scottish & Southern Energy PLC	5,760	115,194
Shikoku Electric Power Company, Inc.	1,000	27,506
Southern Company	6,465	273,922
SP Ausnet	18,093	16,233
Spark Infrastructure Group (S)	9,219	11,037
Tata Power Co Ltdtata Power Co Ltd.	4,280	8,678
Tenaga Nasional BHD	8,750	14,098
Terna Participacoes SA	800	14,462
Terna Rete Elettrica Nazionale SpA	10,246	38,007
The Empire District Electric Company (I)	500	9,690
The Tokyo Electric Power Company, Inc. (I)	5,800	17,796
Tohoku Electric Power Company, Inc.	1,700	23,533
Torrent Power, Ltd.	1,000	4,563
TrustPower, Ltd.	2,008	10,819
UIL Holdings Corp.	700	23,051
Unisource Energy Corp.	500	18,045
Unitil Corp.	200	5,136
Westar Energy, Inc. (L)	1,600	42,272

		3,821,409

Gas Utilities
AGL Resources, Inc.	1,100	44,814
APA Group, Ltd.	2,860	11,102
Atmos Energy Corp.	1,300	42,185

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Gas Utilities (continued)
Aygaz AS	1,926	$9,919
Chesapeake Utilities Corp.	100	4,011
China Gas Holdings, Ltd.	16,000	3,931
China Oil and Gas Group, Ltd. (I)	20,000	1,039
China Resources Gas Group, Ltd.	6,000	7,965
Enagas SA	1,409	25,948
ENN Energy Holdings, Ltd.	4,000	13,018
Envestra, Ltd.	2,480	1,576
GAIL India, Ltd.	2,673	22,258
Gas Natural SDG SA	2,669	45,493
Gujarat State Petronet, Ltd.	3,893	8,253
Hong Kong & China Gas Company, Ltd.	24,134	54,522
Korea Gas Corp.	342	8,775
National Fuel Gas Company	800	38,944
New Jersey Resources Corp.	600	25,542
Nicor, Inc.	700	38,507
Northwest Natural Gas Company	400	17,640
ONEOK, Inc.	900	59,436
Osaka Gas Company, Ltd.	9,000	37,410
Perusahaan Gas Negara Tbk PT	51,000	15,174
Petronas Gas BHD	4,300	17,409
Piedmont Natural Gas Company, Inc.	1,200	34,668
Questar Corp.	2,500	44,275
Rubis SA	296	14,922
Saibu Gas Company, Ltd.	4,000	10,803
Samchully Company, Ltd.	69	5,641
Shizuoka Gas Company, Ltd.	1,500	10,109
Snam Rete Gas SpA	6,994	32,285
South Jersey Industries, Inc.	400	19,900
Southwest Gas Corp.	600	21,702
The Laclede Group, Inc.	400	15,500
Toho Gas Company, Ltd.	4,000	26,260
Tokyo Gas Company, Ltd.	10,000	46,580
UGI Corp.	1,700	44,659
Valener, Inc.	130	1,789
WGL Holdings, Inc.	700	27,349

		911,313

Independent Power Producers & Energy Traders
Adani Power, Ltd. (I)	2,436	4,117
Aes Gener SA	7,546	3,703
AES Tiete SA	900	10,239
Akenerji Elektrik Uretim AS (I)	3,578	5,576
Algonquin Power & Utilities Corp.	200	1,097
Atlantic Power Corp.	529	7,481
Beijing Datang Power Generation
Company, Ltd., Class H	26,000	6,504
Boralex, Inc. (I)	200	1,328
Calpine Corp. (I)	6,200	87,296
Capstone Infrastructure Corp.	350	2,114
China Longyuan Power Group Corp.	13,000	10,643
China Power New Energy
Development Company, Ltd. (I)	100,000	3,533
China Resource Power Holdings, Ltd.	14,000	20,916
China WindPower Group, Ltd. (I)	80,000	3,714
Colbun SA	49,226	12,315
Constellation Energy Group, Inc.	1,700	64,702
Drax Group PLC	2,951	21,909
Dynegy, Inc. (I)(L)	2,280	9,394
EDP Renovaveis SA (I)	1,185	6,467
Electric Power Development Company, Ltd.	900	26,521
Electricity Generating PCL	3,500	9,514
Empresa Nacional de
Electricidad SA, ADR (L)	700	30,338
Energy Development Corp.	82,000	10,539
Energy World Corp., Ltd. (I)	24,742	12,074

136

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Independent Power Producers & Energy Traders (continued)
Etrion Corp. (I)	662	$378
GCL-Poly Energy Holdings, Ltd.	47,596	12,376
GenOn Energy, Inc. (I)	12,057	33,518
Glow Energy PCL	7,500	11,400
Gvk Power & Infrastructure, Ltd. (I)	6,734	2,164
Huadian Power International Corp. (I)	26,000	3,669
Huaneng Power International, Inc.	500	8,415
Infigen, Ltd. (I)	6,731	1,470
Innergex Renewable Energy, Inc.	1,200	10,707
International Power PLC	9,541	45,197
Jaiprakash Power Ventures, Ltd. (I)	5,500	3,765
JSW Energy, Ltd.	1,338	1,471
Maxim Power Corp. (I)	100	202
MPX Energia SA (I)	600	11,370
National Hydroelectric Power Corp. Ltd.	17,228	8,286
Northland Power, Inc.	47	719
NRG Energy, Inc. (I)	3,511	74,468
NTPC, Ltd.	3,414	11,624
Ormat Technologies, Inc.	600	9,648
PTC India, Ltd.	2,981	4,069
Ram Power Corp.	365	94
Ratchaburi Electricity Generating
Holding PCL	9,100	12,442
Reliance Power, Ltd. (I)	5,453	8,390
Sechilienne-Sidec SA	300	5,055
Taiwan Cogeneration Corp.	17,120	10,395
Terna Energy SA	278	716
The AES Corp. (I)	11,800	115,168
Theolia SA (I)	446	557
Tractebel Energia SA	400	5,552
TransAlta Corp.	1,899	41,336

		826,655

Multi-Utilities
A2A SpA	9,798	12,187
ACEA SpA	1,055	8,473
Acegas-APS SpA	800	3,650
AGL Energy, Ltd.	2,090	28,659
Alliant Energy Corp.	1,000	38,680
Ameren Corp.	2,200	65,494
ATCO, Ltd.	300	17,724
Avista Corp.	700	16,695
Black Hills Corp. (L)	500	15,320
Canadian Utilities, Ltd.	600	35,563
CenterPoint Energy, Inc.	3,500	68,670
Centrica PLC	24,505	112,648
CH Energy Group, Inc.	200	10,434
CMS Energy Corp.	1,900	37,601
Consolidated Edison, Inc.	2,214	126,242
Dominion Resources, Inc.	4,400	223,388
DTE Energy Company	2,100	102,942
Duet Group	11,804	18,338
GDF Suez	6,975	208,366
Hera SpA	6,946	10,516
Integrys Energy Group, Inc.	1,000	48,620
Just Energy Group, Inc.	1,200	11,474
MDU Resources Group, Inc.	1,600	30,704
MVV Energie AG	213	6,794
National Grid PLC, ADR	2,378	117,949
NiSource, Inc. (L)	2,500	53,450
NorthWestern Corp.	600	19,164
NSTAR	1,100	49,291
OGE Energy Corp.	900	43,011
PG&E Corp.	2,765	116,987
Public Service Enterprise Group, Inc.	5,700	190,209
Redes Energeticas Nacionais SA	2,238	6,322

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Multi-Utilities (continued)
RWE AG	1,760	$64,808
SCANA Corp. (L)	1,000	40,450
Sempra Energy	1,700	87,550
Suez Environnement SA	1,483	20,670
TECO Energy, Inc.	2,300	39,399
United Utilities Group PLC	3,867	37,453
Vector, Ltd.	1,058	2,054
Vectren Corp.	1,200	32,496
Veolia Environnement SA	793	11,581
Veolia Environnement SA, ADR	900	13,104
Wisconsin Energy Corp. (L)	2,600	81,354
Xcel Energy, Inc.	4,075	100,612
YTL Corp. BHD	33,660	13,895

		2,400,991

Water Utilities
Aguas Andinas SA	1,641	868
American States Water Company	200	6,786
American Water Works Company, Inc.	1,500	45,270
Aqua America, Inc.	2,084	44,952
Cadiz, Inc. (I)	400	3,164
California Water Service Group	400	7,084
Cia de Saneamento de Minas Gerais	800	12,658
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR	650	30,128
Connecticut Water Service, Inc. (L)	200	5,004
Consolidated Water Company, Ltd.	400	3,152
Epure International, Ltd.	17,000	5,397
Guangdong Investment, Ltd.	34,000	21,048
Hyflux, Ltd.	6,000	6,777
Inversiones Aguas Metropolitanas SA	2,737	3,745
Manila Water Company, Inc.	20,200	8,746
Middlesex Water Company	200	3,414
Northumbrian Water Group PLC	4,981	35,961
Pennichuck Corp.	200	5,596
Pennon Group PLC	3,748	39,313
Severn Trent PLC	2,020	48,339
SJW Corp.	300	6,531
Thai Tap Water Supply PCL	15,100	2,453
York Water Company	200	3,236
YTL Power International BHD	13,100	6,931

		356,553

		8,316,921

TOTAL COMMON STOCKS (Cost $190,409,682)		$214,273,605

PREFERRED SECURITIES - 0.16%
Consumer Discretionary - 0.03%

Automobiles
Porsche Automobil Holding SE	$1,030	$49,306

Leisure Equipment & Products
Forjas Taurus SA	554	527

Multiline Retail
Lojas Americanas SA	3,261	24,628

Textiles, Apparel & Luxury Goods
Sao Paulo Alpargatas SA	1,700	9,439

		83,900
Consumer Staples - 0.04%

Beverages
Companhia de Bebidas das Americas, ADR	3,500	107,275
Embotelladora Andina SA, Class A	2,591	8,775

137

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Beverages (continued)
Embotelladora Andina SA, Class B	$1,981	$8,006

		124,056
Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	4	121

		124,177
Financials - 0.03%
Commercial Banks
Banco do Estado do Rio Grande do Sul SA	1,900	16,168
Itau Unibanco Holding SA	4,869	75,226

		91,394
Diversified Financial Services
Banco ABC Brasil SA	1,800	9,066

		100,460
Industrials - 0.01%
Airlines
Tam SA	1,300	19,961
Building Products
Eucatex SA Industria e Comercio	900	3,221
Commercial Services & Supplies
Contax Participacoes SA	400	3,765
Machinery
Marcopolo SA	2,500	9,174
Randon Participacoes SA	1,200	6,491

		15,665

		42,612
Materials - 0.03%
Chemicals
Vale Fertilizantes SA	1,100	14,228
Containers & Packaging
Klabin SA	6,500	17,976
Metals & Mining
Companhia de Ferro Ligas Da Bahia	300	1,580
Confab Industrial SA	3,515	9,498
Gerdau SA	875	6,213
Usinas Siderurgicas de Minas Gerais SA	3,400	19,023

		36,314
Paper & Forest Products
Suzano Papel e Celulose SA	2,750	12,227

		80,745
Telecommunication Services - 0.00%
Diversified Telecommunication Services
Tele Norte Leste Participacoes SA	700	6,627
Telecomunicacoes De Sao Paulo SA	314	8,317

		14,944

		14,944
Utilities - 0.02%
Electric Utilities
Cia Energetica do Ceara	200	3,469
Cia Paranaense de Energia	500	9,015
Companhia de Transmissao de Energia
Eletrica Paulista	200	5,104

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

Electric Utilities (continued)
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	$800	$12,109

		29,697

Independent Power Producers & Energy Traders
AES Tiete SA	800	9,999
Companhia Energetica de Sao Paulo	1,400	20,699

		30,698

		60,395

TOTAL PREFERRED SECURITIES (Cost $457,316)		$507,233

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 31.93%
U.S. Government - 10.44%
U.S. Treasury Bonds
6.000%, 02/15/2026	$1,600,000	$2,296,499
6.750%, 08/15/2026	1,400,000	2,153,593
6.875%, 08/15/2025	1,025,000	1,574,336
7.500%, 11/15/2024	675,000	1,075,781
8.875%, 08/15/2017	1,525,000	2,197,787
9.250%, 02/15/2016	2,015,000	2,752,365
9.875%, 11/15/2015	370,000	508,288
10.625%, 08/15/2015	3,985,000	5,508,019
11.250%, 02/15/2015	4,570,000	6,206,988
U.S. Treasury Notes
2.250%, 07/31/2018	4,500,000	4,754,178
2.625%, 02/29/2016	1,750,000	1,888,906
2.750%, 02/15/2019	1,200,000	1,306,126
3.625%, 02/15/2020	950,000	1,098,066

		33,320,932
U.S. Government Agency - 21.49%
Federal Farm Credit Bank
3.400%, 06/04/2018	1,000,000	1,099,536
3.650%, 12/21/2020	1,100,000	1,190,685
4.875%, 12/16/2015 to 01/17/2017	5,500,000	6,416,034
5.125%, 08/25/2016	3,000,000	3,542,631
5.220%, 05/15/2023	2,480,000	3,074,114
5.250%, 03/06/2023	1,135,000	1,402,016
Federal Home Loan Bank
3.375%, 06/12/2020	500,000	536,624
3.625%, 03/10/2017	800,000	889,174
4.125%, 03/13/2020	550,000	623,019
4.375%, 03/13/2026	900,000	1,010,705
4.500%, 09/13/2019	1,850,000	2,177,089
4.750%, 09/11/2015 to 12/16/2016	7,050,000	8,208,317
4.875%, 05/17/2017	3,400,000	4,060,545
5.000%, 12/21/2015 to 11/17/2017	7,700,000	9,188,355
5.125%, 10/19/2016	1,750,000	2,063,479
5.250%, 12/09/2022	1,155,000	1,430,399
5.365%, 09/09/2024	800,000	1,009,913
5.375%, 05/18/2016 to 09/30/2022	7,950,000	9,535,236
5.625%, 06/11/2021	905,000	1,132,228
Federal Home Loan Mortgage Corp.
3.750%, 03/27/2019	600,000	678,722
Tennessee Valley Authority
4.375%, 06/15/2015	1,200,000	1,349,684
4.500%, 04/01/2018	2,300,000	2,670,606
5.500%, 07/18/2017	1,250,000	1,511,970
6.250%, 12/15/2017	2,986,000	3,766,872

		68,567,953

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $96,456,924)		$101,888,885

138

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%
Compton Petroleum Corp. (Expiration Date:
08/23/2014, Strike Price: CAD 11.92) (I)	6	17
Promotora de Informaciones SA (Expiration
Date: 12/31/2020, Strike Price:
EUR 2.00) (I)	1	0

TOTAL WARRANTS (Cost $3,854)		$17

RIGHTS - 0.00%
Banco Bilbao Vizcaya Argentaria SA
(Expiration Date: 10/20/2011, Strike Price:
EUR 0.49) (I)	11,678	1,721
Belle Corp. (Expiration Date: 10/26/2011,
Strike Price: IDR 250) (I)	12,000	96
CaixaBank (Expiration Date: 10/13/2011,
Strike Price: EUR 1.00) (I)	7,076	578
Celgene Corp. (Expiration Date: 12/31/2030,
Strike Price: USD 0.01) (I)	600	942
Daewoo Securities Company, Ltd. (Expiration
Date: 11/01/2011, Strike Price:
KRW 8,230.00) (I)	729	1,374
Diagnostic & Therapeutic Center of Athens
Hygeia SA (Expiration Date: 10/18/2011,
Strike Price: EUR 0.41) (I)	2,326	0
Hong Leong Bank BHD (Expiration Date:
10/06/2011, Strike Price: MYR 1.00) (I)	560	151
Jeonbuk Bank (Expiration Date: 12/14/2011,
Strike Price: KRW 5000) (I)	66	0
Sanofi (Expiration Date: 12/31/2020, Strike
Price: EUR 2.00) (I)	2,354	2,495

TOTAL RIGHTS (Cost $11,057)		$7,357

SECURITIES LENDING COLLATERAL - 2.81%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	895,559	8,960,245

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,961,035)		$8,960,245

SHORT-TERM INVESTMENTS - 0.76%
Money Market Funds - 0.76%
State Street Institutional Liquid Reserves
Fund, 0.0927% (Y)	2,439,207	$2,439,207

TOTAL SHORT-TERM INVESTMENTS (Cost $2,439,207)		$2,439,207

Total Investments (Disciplined Diversification Trust)
(Cost $298,739,075) - 102.81%		$328,076,549
Other assets and liabilities, net - (2.81%)		(8,952,619)

TOTAL NET ASSETS - 100.00%		$319,123,930

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.09%
Brazil - 10.63%
Banco Alfa de Investimento SA	35,300	$118,652
Banco Santander Brasil SA	17,919	130,753
Banco Santander Brasil SA, ADR	1,195,881	8,753,849
Bematech SA	98,850	211,868
BM&F Bovespa SA	2,958,300	13,829,787
BR Malls Participacoes SA	455,587	4,654,608

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA	334,098	$101,282
BRF - Brasil Foods SA, ADR (L)	34,244	600,297
Brookfield Incorporacoes SA	350,100	1,027,817
Camargo Correa
Desenvolvimento Imobiliario SA	121,650	214,800
Cia Providencia Industria e Comercio SA	50,100	154,543
CR2 Empreendimentos Imobiliarios SA	9,300	30,419
Even Construtora e Incorporadora SA	183,600	522,409
Fertilizantes Heringer SA (I)	21,600	105,688
Fibria Celulose SA, ADR (L)	283,342	2,144,899
Forjas Taurus SA	7,434	7,552
Gafisa SA	362,800	1,036,158
Gafisa SA, ADR (L)	151,219	872,534
General Shopping Brasil SA (I)	14,400	76,586
Gerdau SA	191,900	1,134,917
Gerdau SA, ADR (L)	1,115,434	7,953,044
Gol Linhas Aereas Inteligentes SA, ADR (L)	52,325	290,927
Grendene SA	176,700	728,321
Helbor Empreendimentos SA	11,800	114,219
Industrias Romi SA	111,700	406,344
Inepar SA Industria E Construcoes	13,400	24,943
JBS SA (I)	1,017,702	1,964,770
JHSF Participacoes SA	60,700	130,746
Kroton Educacional SA (I)	24,200	231,028
Log-in Logistica Intermodal SA (I)	123,900	425,685
Magnesita Refratarios SA (I)	353,056	1,136,013
Mahle-Metal Leve SA Industria E Comercio	1,500	32,230
Marfrig Frigorificos e Comercio
de Alimentos SA	354,847	1,156,874
Metalfrio Solutions SA (I)	21,100	79,563
Minerva SA	33,800	88,623
Paranapanema SA	511,050	1,043,708
Petroleo Brasileiro SA	281,342	3,127,269
Petroleo Brasileiro SA, ADR (L)	721,008	14,939,286
Petroleo Brasileiro SA, ADR, Ordinary Shares	645,690	14,495,741
Positivo Informatica SA	102,700	294,404
Profarma Distribuidora de
Produtos Farmaceuticos SA	20,000	106,369
Rodobens Negocios Imobiliarios SA	63,500	325,901
Rossi Residencial SA	6,600	30,819
Sao Carlos Empreendimentos
e Participacoes SA (I)	26,605	309,737
Sao Martinho SA	82,800	882,936
SLC Agricola SA	24,178	201,242
Springs Global Participacoes SA (I)	74,733	152,228
Sul America SA	38,900	331,020
Tereos Internacional SA	8,000	10,169
TPI - Triunfo Participacoes e Investimentos SA	26,210	135,214
Trisul SA	56,446	76,552
Usinas Siderurgicas de Minas Gerais SA	319,300	3,651,084
Viver Incorporadora e Construtora SA (I)	539,950	646,131

		91,252,558
Chile - 1.94%
Cementos Bio-Bio SA	50,384	58,175
Cia General de Electricidad	41,011	180,175
Companhia Sudamericana de Vapores SA	209,693	48,201
Cristalerias de Chile SA	66,213	611,609
Empresas CMPC SA	1,633,410	5,547,905
Empresas Copec SA	107,494	1,282,522
Empresas Iansa SA	1,714,806	115,167
Empresas La Polar SA	179,323	147,006
Enersis SA, ADR	371,730	6,285,954
Gasco SA	130,347	677,258

139

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Industrias Forestales SA	1,557,243	$327,541
Inversiones Aguas Metropolitanas SA	119,379	163,338
Madeco SA (I)	10,353,871	398,494
Masisa SA	4,707,749	407,676
Paz Corp., SA	73,479	27,502
Ripley Corp., SA	281,215	227,288
Socovesa SA	25,000	8,034
Vina San Pedro Tarapaca SA	19,029,176	122,674

		16,636,519
China - 8.35%
361 Degrees International, Ltd. (L)	131,000	60,273
A8 Digital Music Holdings, Ltd. (I)	16,000	1,556
Angang Steel Company, Ltd., Class H	1,318,000	690,419
Anhui Tianda Oil Pipe Company, Ltd.	135,000	20,365
Anton Oilfield Services Group	1,026,000	105,586
Asia Cement China Holdings Corp.	224,000	88,990
Bank of China, Ltd., Class H	49,291,694	15,040,201
Bank of Communications
Company, Ltd., Class H (I)	7,526,876	4,364,881
Baoye Group Company, Ltd.	376,000	199,057
Beijing Capital Land, Ltd.	1,272,000	222,233
Beijing North Star Company	866,000	124,260
BYD Electronic
International Company, Ltd. (I)	947,500	230,412
Catic Shenzhen Holdings, Ltd. (I)	138,000	56,803
China Aoyuan Property Group, Ltd.	1,387,000	129,141
China Automation Group, Ltd.	53,000	13,336
China Citic Bank Corp., Ltd. (I)	6,109,775	2,441,647
China Coal Energy Company, Ltd., Series H	2,699,000	2,357,176
China Communications
Construction Company, Ltd.	4,413,555	2,817,674
China Communications
Services Corp., Ltd., Class H	2,176,000	982,223
China Construction Bank Corp. (I)	5,224,000	3,117,201
China COSCO Holdings Company, Ltd.	1,376,500	552,491
China Huiyuan Juice Group, Ltd.	1,032,500	270,263
China Minsheng Banking Corp. Ltd. (L)	4,027,000	2,416,199
China National Materials Company, Ltd.	9,000	3,168
China Nickel Resources
Holding Company, Ltd. (I)	518,000	40,645
China Petroleum & Chemical Corp.	4,167,439	4,013,630
China Petroleum & Chemical Corp., ADR (L)	146,867	14,069,859
China Qinfa Group, Ltd. (I)	80,000	19,895
China Railway Construction Corp.	1,993,165	835,257
China Rare Earth Holdings, Ltd. (I)	1,000,000	184,690
China Resources Microelectronics, Ltd.	2,765,000	170,042
China SCE Property Holdings, Ltd. (I)	32,000	7,224
China Shipping Container
Lines Company, Ltd. (I)	4,448,150	668,994
China Shipping Development Company, Ltd.	920,000	570,261
China Sunshine Paper Holdings Company, Ltd.	5,000	783
China Zhongwang Holdings, Ltd. (L)	602,800	201,321
Chongqing Iron & Steel Company, Ltd. (I)	654,000	93,928
Chongqing Machinery &
Electric Company, Ltd.	256,000	35,760
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd.	32,000	4,840
CPMC Holdings, Ltd.	31,000	10,611
Dalian Port PDA Company, Ltd.	322,000	67,909
Fantasia Holdings Group Company, Ltd.	301,500	23,262
First Tractor Company	24,000	13,832
Fosun International, Ltd.	2,296,500	1,152,314
Fufeng Group, Ltd.	43,000	16,625
Great Wall Technology Company, Ltd.	324,942	64,539

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Greentown China Holdings, Ltd.	770,500	$355,988
Guangshen Railway Company, Ltd., ADR (L)	35,688	528,539
Guangzhou Automobile Group Company, Ltd.	1,836,415	1,767,387
Guangzhou R&F Properties
Company, Ltd., Class H (L)	358,000	258,014
Hainan Meilan International
Airport Company, Ltd.	201,000	120,406
Harbin Power Equipment Company, Ltd.	888,000	729,450
Hidili Industry
International Development, Ltd. (L)	1,278,000	364,323
Honghua Group, Ltd. (I)	1,182,000	113,091
Hunan Non Ferrous Metal Corp., Ltd. (I)	150,000	34,476
Kaisa Group Holdings, Ltd. (I)	221,000	53,372
Lingbao Gold Company, Ltd.	124,000	51,793
Maanshan Iron & Steel Company, Ltd.	1,866,000	408,428
Metallurgical Corp. of China, Ltd.	696,000	131,421
Peak Sport Products Company, Ltd.	20,000	5,379
Powerlong Real Estate Holdings, Ltd.	234,000	39,352
Qunxing Paper Holdings Company, Ltd. (I)	634,371	168,136
Semiconductor Manufacturing
International Corp., ADR (I)	140,377	327,078
Semiconductor
Manufacturing International Corp. (I)	15,570,000	748,787
Shandong Chenming Paper Holdings, Ltd.	335,500	128,802
Shandong Xinhua
Pharmaceutical Company, Ltd.	92,000	20,986
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	848,000	99,860
Shanghai Prime Machinery Company, Ltd.	962,000	135,253
Shengli Oil & Gas Pipe Holdings, Ltd.	97,500	7,675
Shui On Land, Ltd. (L)	3,015,745	717,717
Sichuan Xinhua Winshare
Chainstore Company, Ltd.	641,000	253,468
Sino-Ocean Land Holdings, Ltd. (L)	4,137,624	1,317,217
Sinotrans, Ltd., Class H	2,019,000	392,153
Sinotruk Hong Kong, Ltd. (L)	836,500	473,358
Soho China, Ltd.	2,544,000	1,580,684
SPG Land Holdings, Ltd. (I)	353,625	69,999
Sunny Optical Technology
Group Company, Ltd.	102,000	17,878
Tiangong International Company, Ltd.	408,000	66,146
Travelsky Technology, Ltd.	1,285,500	562,490
Weiqiao Textile Company	603,000	283,362
Wuyi International
Pharmaceutical Company, Ltd.	645,000	36,216
Xiamen International Port Company, Ltd.	1,372,000	177,367
Xingda International Holdings, Ltd.	41,000	19,529
Xinjiang Xinxin Mining
Industry Company, Ltd.	903,000	252,932
Xiwang Sugar Holdings Company, Ltd. (I)	483,717	77,225
Yuzhou Properties Company	108,000	22,603
Zhejiang Glass Company, Ltd. (I)	162,000	51,591
Zhong An Real Estate, Ltd. (I)	801,600	102,680

		71,644,387
Czech Republic - 0.34%
CEZ AS	6,358	245,005
Pegas Nonwovens SA	22,565	529,560
Telefonica O2 Czech Republic AS	6,017	128,353
Unipetrol AS (I)(L)	214,695	2,031,189

		2,934,107
Hong Kong - 5.16%
AMVIG Holdings, Ltd.	494,000	278,548
Asian Citrus Holdings, Ltd.	191,000	88,441

140

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Asian Union New Media Group, Ltd. (I)	440,000	$4,941
Avic International Holding HK, Ltd. (I)	1,840,152	58,264
Beijing Capital International Airport
Company, Ltd., Class H	2,612,000	1,051,084
Beijing Development Hong Kong, Ltd. (I)	220,000	33,625
Beijing Enterprises Holdings, Ltd.	522,500	2,614,570
C C Land Holdings, Ltd.	453,000	64,134
Central China Real Estate, Ltd.	531,732	104,667
Centron Telecom International Holdings, Ltd.	272,157	34,830
Chaoda Modern Agriculture Holdings, Ltd.	3,056,474	406,440
China Aerospace International Holdings, Ltd.	1,971,200	142,701
China Agri-Industries Holdings, Ltd.	978,000	600,474
China Chengtong Development Group, Ltd.	526,000	20,161
China Dongxiang Group Company	1,531,000	258,713
China Energine International Holdings, Ltd. (I)	857,853	27,518
China Everbright, Ltd.	998,000	1,040,401
China Glass Holdings, Ltd.	238,000	27,104
China Grand Forestry
Resources Group, Ltd. (I)	6,636,000	121,857
China Green Holdings, Ltd. (L)	422,627	77,802
China Haidian Holdings, Ltd.	1,124,000	89,996
China High Speed Transmission Equipment
Group Company, Ltd.	414,000	186,786
China Oil and Gas Group, Ltd. (I)	1,620,000	84,194
China Pharmaceutical Group, Ltd.	1,074,000	256,778
China Properties Group, Ltd. (I)	724,000	165,592
China Resources Land, Ltd.	1,168,000	1,225,819
China South City Holdings Ltd.	378,000	49,729
China Starch Holdings, Ltd.	1,075,000	27,628
China Travel International Investment
Hong Kong, Ltd.	4,134,000	531,239
China Unicom Hong Kong, Ltd.	4,504,000	9,208,220
China Unicom Hong Kong, Ltd., ADR (L)	214,448	4,374,739
China Vanadium Titano - Magnetite
Mining Company, Ltd.	65,000	9,947
China Zenith Chemical Group, Ltd. (I)	115,000	4,904
CIMC Enric Holdings, Ltd. (I)	4,000	1,000
Citic Pacific, Ltd.	1,524,000	2,108,457
Citic Resources Holdings, Ltd. (I)	3,528,000	321,739
Coastal Greenland, Ltd. (I)	710,000	27,011
Cosco International Holdings, Ltd.	925,625	322,621
COSCO Pacific, Ltd.	1,546,000	1,713,052
Coslight Technology
International Group, Ltd. (I)	150,000	36,794
DaChan Food Asia, Ltd.	612,000	122,047
Dynasty Fine Wines Group, Ltd.	330,000	72,750
Franshion Properties China, Ltd.	3,012,000	465,734
FU JI Food & Catering
Services Holdings, Ltd. (I)	380,000	0
Fushan International Energy Group, Ltd.	2,306,000	749,543
Global Bio-Chem Technology
Group Company, Ltd.	2,520,000	427,827
Global Sweeteners Holdings, Ltd. (I)	148,000	13,333
Glorious Property Holdings, Ltd. (I)	507,000	66,800
Golden Meditech Holdings, Ltd. (I)	828,000	105,841
Goldlion Holdings, Ltd.	261,000	90,862
Heng Tai Consumables Group, Ltd.	1,821,500	84,555
HKC Holdings, Ltd.	4,298,149	161,076
Hong Kong Energy Holdings, Ltd. (I)	50,628	2,138
Hopson Development Holdings, Ltd. (I)(L)	850,000	478,903
Hua Han Bio-Pharmaceutical Holdings, Ltd.	419,200	77,632
Huscoke Resources Holdings, Ltd.	2,188,000	54,966
Inspur International, Ltd.	2,440,000	61,027
Ju Teng International Holdings, Ltd.	778,000	141,009
Kai Yuan Holdings, Ltd. (I)	2,820,000	57,575

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Kingboard Chemical Holdings, Ltd.	630,525	$1,696,382
Kingboard Laminates Holdings, Ltd.	150,500	61,963
Kingway Brewery Holdings, Ltd.	578,000	154,951
KWG Property Holding, Ltd.	1,117,013	404,404
Lai Fung Holdings, Ltd.	4,485,000	106,910
Lee & Man Paper Manufacturing, Ltd.	97,000	32,840
Lijun International
Pharmaceutical Holding, Ltd.	210,000	19,844
Loudong General Nice Resources
China Holdings, Ltd. (I)	492,000	46,225
MIN XIN Holdings, Ltd.	116,000	48,482
Mingyuan Medicare
Development Company, Ltd. (I)	1,100,000	38,300
Minmetals Land, Ltd.	798,000	72,641
Minth Group, Ltd.	4,000	3,563
Nan Hai Corp., Ltd. (I)	27,150,000	109,592
Neo-China Land Group Holdings, Ltd. (I)	521,000	75,814
NetDragon Websoft, Inc.	185,500	91,092
New World China Land, Ltd.	1,556,800	371,346
Nine Dragons Paper Holdings, Ltd.	843,000	411,610
Oriental Ginza Holdings, Ltd. (I)	134,000	7,571
Petroasian Energy Holdings, Ltd. (I)	600,000	10,356
Poly Hong Kong Investment, Ltd. (L)	1,500,453	457,091
Pou Sheng International Holdings, Ltd. (I)	448,000	58,800
Prosperity International Holdings HK, Ltd.	1,320,000	67,227
Qin Jia Yuan Media Services Company, Ltd.	501,064	28,283
Qingling Motors Company, Ltd.	1,054,000	256,502
Real Nutriceutical Group Ltd.	143,000	52,788
REXLot Holdings, Ltd.	2,659,921	160,004
Samson Holding, Ltd.	277,548	27,151
Shanghai Industrial Holdings, Ltd.	620,000	1,730,497
Shanghai Zendai Property, Ltd. (I)	2,530,000	55,938
Shenzhen International Holdings, Ltd.	10,320,000	504,057
Shenzhen Investment, Ltd.	2,476,000	444,628
Shimao Property Holdings, Ltd., GDR	1,805,000	1,313,306
Shougang Concord International
Enterprises Company, Ltd.	3,828,000	198,232
Silver Grant International	1,072,000	190,918
Sim Technology Group, Ltd.	650,000	47,554
Sino Oil And Gas Holdings, Ltd. (I)	535,000	19,411
Sino Prosper State Gold
Resources Holdings Ltd. (I)	1,760,000	34,934
Sino Union Petroleum &
Chemical International, Ltd. (I)	2,560,000	205,954
Sinofert Holdings, Ltd.	2,924,000	749,391
Sinolink Worldwide Holdings, Ltd. (I)	2,292,000	159,872
Sinomedia Holding, Ltd.	92,139	24,201
Sinopec Kantons Holdings, Ltd.	424,000	209,741
Sinotrans Shipping, Ltd.	829,000	181,701
Solargiga Energy Holdings, Ltd.	34,000	3,328
SRE Group, Ltd.	2,806,000	130,353
TAK Sing Alliance Holdings, Ltd.	182,675	13,305
TCC International Holdings, Ltd.	384,000	140,455
TCL Multimedia
Technology Holdings, Ltd. (I)	877,200	231,943
Texhong Textile Group, Ltd.	14,000	3,017
Tian An China Investment, Ltd.	741,000	382,434
Tianjin Port Development Holdings, Ltd.	480,000	52,938
Tomson Group, Ltd.	386,807	89,735
TPV Technology, Ltd.	339,684	96,745
Truly International Holdings, Ltd.	987,000	95,045
Vodone, Ltd.	104,000	7,562
Wasion Group Holdings, Ltd.	306,000	86,892

141

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Yuexiu Property Company, Ltd.	7,105,250	$918,547

		44,230,504
Hungary - 0.05%
Danubius Hotel and Spa PLC (I)	6,805	98,978
Egis Gyogyszergyar Nyrt	4,104	275,500
Fotex Holding SE Company, Ltd. (I)	56,874	76,241

		450,719
India - 9.08%
3i Infotech, Ltd.	18,242	9,552
Aarti Industries, Ltd.	51,087	49,544
Aban Offshore, Ltd.	15,263	108,998
ABG Shipyard, Ltd.	4,051	32,446
Aditya Birla Nuvo, Ltd.	55,261	1,024,242
Ador Welding, Ltd.	8,367	24,764
Aftek, Ltd. (I)	28,740	6,176
Alembic Pharmaceuticals, Ltd. (I)	73,121	45,445
Alembic, Ltd. (I)	73,121	28,028
Allahabad Bank	186,565	593,592
Alok Industries, Ltd.	568,576	213,083
Amtek Auto, Ltd.	146,074	376,558
Anant Raj Industries, Ltd.	4,848	5,507
Andhra Bank	198,888	493,107
Ansal Properties & Infrastructure, Ltd.	30,966	20,077
Apollo Tyres, Ltd.	226,563	254,038
Arvind, Ltd. (I)	104,084	208,019
Ashok Leyland, Ltd.	1,661,394	877,368
Aurobindo Pharma, Ltd.	1,308	3,258
Avaya Global Connect, Ltd.	148	498
Bajaj Auto Finance, Ltd.	14,034	178,489
Bajaj Hindusthan, Ltd.	114,988	88,410
Bajaj Holdings and Investment, Ltd.	49,562	723,879
Balaji Telefilms, Ltd.	15,413	9,531
Balkrishna Industries, Ltd.	225	800
Ballarpur Industries, Ltd.	403,880	213,516
Balmer Lawrie & Company, Ltd.	5,100	62,040
Balrampur Chini Mills, Ltd.	206,266	191,106
Bank of Baroda	57,700	937,415
Bank of India	114,231	726,212
Bank of Maharashtra	152,501	141,462
BEML, Ltd.	14,453	133,957
Bhushan Steel, Ltd.	2,232	14,968
Birla Corp., Ltd.	41,435	278,183
Bombay Burmah Trading Company, Ltd.	3,000	25,424
Bombay Dyeing &
Manufacturing Company, Ltd.	4,919	36,474
Bombay Rayon Fashions, Ltd.	43,264	242,781
Brigade Enterprises, Ltd.	1,477	1,929
Cairn India, Ltd. (I)	475,630	2,599,205
Canara Bank	89,649	799,693
Central Bank of India	54,446	113,358
Century Textile & Industries, Ltd.	34,929	216,239
City Union Bank, Ltd.	162,675	146,471
Corporation Bank	6,407	54,546
Cranes Software International, Ltd. (I)	13,600	908
Dalmia Bharat Enterprises, Ltd.	12,925	28,507
Dalmia Bharat Sugar & Industries, Ltd.	12,925	4,507
DCM Shriram Consolidated, Ltd.	39,804	37,074
Deccan Chronicle Holdings, Ltd. (I)	18,555	20,639
Deepak Fertilizers
& Petrochemicals Corp., Ltd.	28,839	96,939
Development Credit Bank, Ltd. (I)	121,079	106,635
Dishman Pharmaceuticals & Chemicals, Ltd.	7,722	8,981
DLF, Ltd.	395,157	1,746,856

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Dredging Corp. of India, Ltd. (I)	1,365	$6,777
Edelweiss Capital, Ltd.	304,550	170,180
Educomp Solutions, Ltd.	3,867	18,365
EID Parry India, Ltd.	80,296	369,774
Elder Pharmaceuticals, Ltd.	7,799	59,929
Electrosteel Castings, Ltd.	89,970	52,338
Escorts, Ltd.	20,272	28,965
Essel Propack, Ltd.	37,352	26,888
Eveready Industries India, Ltd.	12,000	8,697
Everest Kanto Cylinder, Ltd.	16,675	23,782
Federal Bank, Ltd.	163,534	1,204,096
Finolex Cables, Ltd.	54,200	41,373
Finolex Industries, Ltd.	46,584	60,076
Firstsource Solutions, Ltd. (I)	41,837	9,546
Future Capital Holdings, Ltd.	4,573	12,713
Gammon India, Ltd.	85,633	125,210
Gateway Distriparks, Ltd.	10,919	30,808
Geodesic, Ltd.	106,859	108,586
Gitanjali Gems, Ltd.	56,665	401,020
Graphite India, Ltd.	75,117	111,646
Grasim Industries, Ltd.	28,107	1,383,874
Great Eastern Shipping Company, Ltd.	80,820	410,527
Great Offshore, Ltd.	29,781	74,164
GTL Infrastructure, Ltd. (I)	85,897	20,340
Gujarat Alkalies & Chemicals, Ltd.	24,028	68,027
Gujarat Ambuja Exports, Ltd.	77,000	34,999
Gujarat Narmada Valley
Fertilizers Company, Ltd.	66,143	118,478
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	211,406
HBL Power Systems, Ltd.	5,099	1,683
HCL Infosystems, Ltd.	126,394	158,036
HEG, Ltd.	12,877	56,227
Heidelbergcement India, Ltd. (I)	4,823	3,419
Hexaware Technologies, Ltd.	304,970	517,216
Himatsingka Seide, Ltd. (I)	28,000	19,087
Hindalco Industries, Ltd.	1,340,282	3,539,477
Hinduja Ventures, Ltd.	5,620	36,166
Hindustan Construction Company, Ltd.	38,026	21,905
Hotel Leela Venture, Ltd.	112,448	81,709
Housing Development
& Infrastructure, Ltd. (I)	192,927	381,708
ICICI Bank, Ltd.	10,431	183,330
ICICI Bank, Ltd., ADR	234,051	8,126,251
ICSA India, Ltd.	41,569	56,794
IFCI, Ltd.	181,420	112,653
India Cements, Ltd.	258,302	378,362
India Glycols, Ltd.	11,700	29,465
India Infoline, Ltd.	213,160	299,639
Indiabulls Financial Services, Ltd.	240,661	768,490
Indiabulls Real Estate, Ltd.	315,338	465,999
Indiabulls Wholesale Services, Ltd. (I)	39,417	3,300
Indian Bank	70,234	301,618
Indian Hotels Company, Ltd.	151,812	218,812
Indian Overseas Bank	234,477	441,142
Industrial Development Bank of India, Ltd.	267,194	555,694
Infomedia 18, Ltd. (I)	11,000	2,547
Infrastructure Development
Finance Company, Ltd.	119,156	263,924
ING Vysya Bank, Ltd.	16,192	98,497
Ingersoll-Rand India, Ltd.	17,465	173,842
IVRCL Infrastructures & Projects, Ltd.	311,424	220,488
Jaiprakash Associates, Ltd.	190,956	278,799
Jammu & Kashmir Bank, Ltd.	41,976	683,133
JB Chemicals & Pharmaceuticals, Ltd.	20,800	29,382
JBF Industries, Ltd.	33,505	85,603

142

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Jet Airways India, Ltd. (I)	6,540	$31,301
Jindal Poly Films, Ltd.	1,258	5,169
Jindal Saw, Ltd.	164,858	454,953
Jindal Stainless, Ltd. (I)	44,529	89,733
JK Tyre & Industries, Ltd.	6,013	9,053
JM Financial, Ltd.	37,218	12,545
JSW Energy, Ltd.	117,818	129,543
JSW Steel, Ltd.	122,212	1,462,316
Jubilant Life Sciences, Ltd.	2,669	9,585
Jubilant Organosys, Ltd.	53,395	214,894
Kalpataru Power Transmission, Ltd.	2,595	5,766
Karnataka Bank, Ltd.	180,381	306,245
Karur Vysya Bank, Ltd., Pre-Paid Shares	30,968	233,957
Karuturi Global, Ltd.	69,418	10,925
Kesoram Industries, Ltd.	26,673	70,996
KS Oils, Ltd. (I)	62,402	12,692
Lakshmi Vilas Bank, Ltd.	30,751	60,082
Madhucon Projects, Ltd.	387	554
Madras Cements, Ltd.	36,000	72,502
Maharashtra Seamless, Ltd.	38,253	274,188
Mahindra Lifespace Developers, Ltd.	10,600	64,464
Manaksia, Ltd.	3,292	3,777
Mangalam Cement, Ltd.	14,461	29,882
Mastek, Ltd. (I)	18,261	34,315
McLeod Russel India, Ltd.	69,732	334,820
Mercator Lines, Ltd. (I)	163,169	79,444
Monnet Ispat & Energy, Ltd.	29,947	300,821
Moser Baer India, Ltd. (I)	102,800	44,218
MRF, Ltd.	920	123,640
Mukand, Ltd.	22,832	15,991
Nagarjuna Construction Company, Ltd.	263,914	321,764
Nagarjuna Fertilizers & Chemicals, Ltd.	125,682	59,794
Nahar Spinning Mills, Ltd.	6,600	7,896
National Aluminium Company, Ltd.	70,128	88,421
National Organic Chemical Industries, Ltd.	80,240	25,431
Nava Bharat Ventures, Ltd.	409	1,565
NIIT Technologies, Ltd.	19,226	74,826
NIIT, Ltd.	19,897	17,552
Noida Toll Bridge Company, Ltd.	62,165	30,157
Omaxe, Ltd. (I)	39,716	112,180
Orbit Corp., Ltd.	43,904	28,591
Orchid Chemicals & Pharmaceuticals, Ltd.	37,760	120,254
Orient Paper & Industries, Ltd.	58,165	70,452
Oriental Bank of Commerce	101,465	601,764
Oswal Chemical & Fertilizers (I)	1,896	2,418
Panacea Biotec, Ltd.	19,983	50,717
Parsvnath Developers, Ltd. (I)	76,316	100,616
Patni Computer Systems, Ltd. (I)	122,526	715,832
Patni Computer Systems, Ltd., ADR (I)	3,538	41,253
Peninsula Land, Ltd.	7,362	6,615
Piramal Healthcare, Ltd.	12,656	92,497
Plethico Pharmaceuticals, Ltd.	2,047	15,648
Polaris Software Lab, Ltd.	26,963	72,242
Polyplex Corp., Ltd.	3,400	12,132
Provogue India, Ltd.	43,382	27,686
PSL, Ltd.	10,200	12,022
PTC India, Ltd.	233,522	318,729
Punj Lloyd, Ltd.	165,098	180,668
Raymond, Ltd.	23,286	158,122
REI Agro, Ltd.	21,726	10,826
REI Six Ten Retail, Ltd.	7,680	3,665
Reliance Capital, Ltd.	71,378	451,396
Reliance Communications, Ltd.	685,263	990,886
Reliance Industries, Ltd.	75,161	1,220,073
Reliance Industries, Ltd., GDR (S)	349,881	11,392,125

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Reliance Power, Ltd. (I)	449,390	$691,445
Rolta India, Ltd.	133,332	221,157
RPG Itochu Finance, Ltd. (I)	535	835
Ruchi Soya Industries, Ltd.	125,412	288,887
Rural Electrification Corp. Ltd.	140,240	489,038
S Kumars Nationwide, Ltd.	78,505	66,617
SEAMEC, Ltd. (I)	10,845	22,518
Sesa Goa, Ltd.	211,905	859,321
Shipping Corp. of India, Ltd.	8,934	14,927
Shiv-Vani Oil & Gas
Exploration Services, Ltd.	6,058	24,484
Shree Renuka Sugars, Ltd.	52,837	58,971
Sicagen India, Ltd.	5,873	2,144
Sobha Developers, Ltd.	26,739	116,189
Sonata Software, Ltd.	29,000	16,171
South Indian Bank, Ltd.	1,171,770	531,314
SREI Infrastructure Finance, Ltd.	247,892	169,795
SRF, Ltd.	24,910	156,790
State Bank of Bikaner & Jaipur	529	4,259
State Bank of India	64,297	2,489,191
State Bank of India, GDR	435	36,758
Steel Authority of India, Ltd.	364,393	786,522
Sterling Biotech, Ltd.	4,606	6,268
Sterlite Industries India, Ltd., ADR (L)	377,373	3,475,605
Strides Arcolab, Ltd.	7,840	56,233
Sundaram Finance, Ltd.	650	7,069
Suzlon Energy, Ltd. (I)	610,254	445,515
Syndicate Bank, Ltd.	206,951	434,409
Tata Chemicals, Ltd.	96,921	623,153
Tata Communications, Ltd.	31,708	118,178
Tata Communications, Ltd., ADR (L)	9,233	67,955
Tata Investment Corp., Ltd.	6,673	66,597
Tata Steel, Ltd.	290,576	2,446,920
Tata Steel, Ltd., GDR	62	530
Tata Tea, Ltd.	467,750	813,377
Teledata Marine Solutions Pte, Ltd. (I)	23,474	264
Teledata Technology Solutions, Ltd. (I)	23,474	146
Time Technoplast, Ltd.	4,194	5,480
Trent, Ltd.	926	20,396
Triveni Engineering & Industries, Ltd.	21,753	9,456
Triveni Turbine, Ltd.	8,452	9,350
Tube Investments of India, Ltd.	6,380	17,298
Tulip Telecom, Ltd.	11,303	36,453
UCO Bank	85,194	112,486
Uflex, Ltd.	5,434	15,538
Union Bank of India, Ltd.	169,587	838,330
Unitech, Ltd. (I)	631,399	334,146
Unity Infraprojects, Ltd.	5,529	4,944
Usha Martin, Ltd.	154,885	102,904
Vardhman Special Steels, Ltd.	1,620	695
Vardhman Textiles, Ltd.	8,101	31,546
Varun Shipping Company, Ltd.	66,246	25,956
Videocon Industries, Ltd.	105,664	362,158
Vijaya Bank	83,311	90,963
Walchandnagar Industries	2,137	3,907
Welspun Corp, Ltd.	21,748	48,312
Zuari Industries, Ltd.	9,200	105,725

		77,869,196
Indonesia - 2.67%
Adhi Karya Tbk PT	907,000	50,936
AKR Corporindo Tbk PT	1,932,000	517,065
Aneka Tambang Tbk PT	5,349,000	894,299
Asahimas Flat Glass Tbk PT	15,000	12,992
Astra Graphia Tbk PT	606,000	67,601

143

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Bakrie & Brothers Tbk PT (I)	108,774,489	$615,364
Bakrie Sumatera Plantations Tbk PT	17,546,000	552,142
Bakrie Telecom Tbk PT (I)	23,075,500	860,067
Bakrieland Development Tbk PT (I)	43,449,500	541,284
Bank Bukopin Tbk PT	3,551,500	220,967
Bank Danamon Indonesia Tbk PT	3,738,794	1,919,445
Bank Mandiri Tbk PT	989,320	690,890
Bank Negara Indonesia Persero Tbk PT	9,466,881	3,895,335
Bank Pan Indonesia Tbk PT (I)	4,697,397	341,254
Bank Tabungan Negara Tbk PT	2,875,000	385,410
Barito Pacific Tbk PT (I)	1,520,000	141,812
Berlian Laju Tanker Tbk PT (I)	12,881,666	291,231
Bhakti Investama Tbk PT (I)	17,730,000	362,132
Bisi International PT	354,000	39,050
Budi Acid Jaya Tbk PT	1,493,000	39,339
Bumi Serpong Damai Pt	2,983,500	291,919
Central Proteinaprima Tbk PT (I)	16,930,000	102,081
Ciputra Development Tbk PT	16,900,000	949,212
Ciputra Surya Tbk PT	896,000	89,450
Clipan Finance Indonesia Tbk Pt	711,500	33,524
Darma Henwa Tbk PT (I)	13,972,500	115,221
Davomas Abadi Tbk PT (I)	2,465,000	13,817
Elnusa Tbk PT	2,000,000	43,995
Energi Mega Persada Tbk PT (I)	26,444,181	384,416
Gajah Tunggal Tbk PT	1,440,000	399,461
Global Mediacom Tbk PT	6,426,000	594,485
Gozco Plantations Tbk PT	3,219,500	116,867
Holcim Indonesia Tbk PT	955,268	191,400
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	1,586,000	158,564
Indika Energy Tbk PT	1,088,500	270,811
Indofood Sukses Makmur Tbk PT	39,000	21,998
International Nickel Indonesia Tbk PT	3,465,500	1,160,239
Intiland Development Tbk PT (I)	2,880,500	72,987
Japfa Comfeed Indonesia Tbk PT	103,554	49,924
Kawasan Industri Jababeka Tbk PT (I)	9,474,500	144,394
Lippo Karawaci Tbk PT	18,010,293	1,359,846
Matahari Putra Prima Tbk PT	2,803,500	295,605
Medco Energi Internasional Tbk PT	2,465,000	591,076
Media Nusantara Citra Tbk PT	1,815,500	207,944
Mitra International Resources Tbk PT (I)	1,747,000	31,800
Pabrik Kertas Tjiwi Kimia Tbk PT	72,500	16,173
Panin Financial Tbk PT (I)	16,690,500	200,712
Panin Insurance Tbk PT	1,627,000	78,520
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	802,500	183,880
Polychem Indonesia Tbk PT (I)	1,963,500	122,034
Ramayana Lestari Sentosa Tbk PT	2,319,000	178,842
Sampoerna Agro PT	622,500	200,909
Samudera Indonesia Tbk PT	58,500	22,251
Selamat Sempurna Tbk PT	177,000	25,562
Sentul City Tbk PT (I)	9,917,000	276,177
Summarecon Agung Tbk PT	3,404,000	379,960
Suryainti Permata Tbk PT (I)	1,446,000	14,641
Tiga Pilar Sejahtera Food Tbk (I)	508,000	38,020
Timah Tbk PT	2,261,500	441,365
Trias Sentosa Tbk PT	2,019,500	103,879
Trimegah Securities Tbk PT	1,540,500	15,947
Truba Alam Manunggal Engineering PT (I)	11,991,500	67,525
Tunas Baru Lampung Tbk PT	336,500	21,147
Tunas Ridean Tbk PT	3,358,000	249,602
Wijaya Karya PT	2,405,748	132,725

		22,899,522
Israel - 0.03%
Electra Real Estate, Ltd. (I)	1	2

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Mivtach Shamir Holdings, Ltd.	7,750	$233,561

		233,563
Malaysia - 4.03%
Affin Holdings BHD	711,300	550,678
Al Aqar KPJ Real Estate Investment Trust	19,983	7,032
Alliance Financial Group BHD	1,285,500	1,314,900
AMDB BHD	110,000	15,340
AMMB Holdings BHD	3,568,362	6,354,374
Ann Joo Resources BHD	252,200	155,080
Asas Dunia BHD	24,000	6,905
Asia Pacific Land BHD (I)	282,100	34,706
Bandar Raya Developments BHD	639,900	390,679
Berjaya Corp. BHD (Kuala Lumpur Exchange)	1,930,300	604,451
Berjaya Media BHD (I)	48,200	6,525
BIMB Holdings BHD	142,900	77,919
Bolton BHD	177,100	41,640
Boustead Holdings BHD	552,160	866,277
Cahya Mata Sarawak BHD	241,600	133,215
Dijaya Corp. BHD	40,900	16,462
DNP Holdings BHD	124,000	58,770
DRB-Hicom BHD	1,194,900	643,010
Eastern & Oriental BHD	337,900	151,900
Eastern Pacific Industrial Corp. BHD (I)	155,600	148,914
ECM Libra Financial Group BHD	542,489	122,341
Esso Malaysia BHD	92,100	96,935
Globetronics Technology BHD	190,440	54,190
Glomac BHD	231,300	105,013
Goldis BHD	306,000	152,846
Hap Seng Consolidated BHD	1,815,120	737,712
Hap Seng Plantations Holdings BHD	617,500	468,436
Hong Leong Credit BHD	309,800	1,052,109
Hong Leong Industries BHD	25,000	30,718
Hunza Properties BHD	113,800	50,668
Hwang-DBS Malaysia BHD	105,200	67,152
IGB Corp. BHD	1,590,043	946,455
IJM Corp. BHD	2,070,980	3,141,646
IJM Land BHD	443,300	262,546
Insas BHD (I)	485,264	65,816
Integrated Logistics BHD	162,855	36,832
Jaks Resources BHD (I)	246,000	39,007
Jaya Tiasa Holdings BHD	63,945	105,197
K&N Kenanga Holdings BHD (I)	323,600	54,765
Karambunai Corp. BHD (I)	1,978,300	76,471
Keck Seng BHD	222,300	255,572
Kian Joo Can Factory BHD	290,000	161,942
Kim Loong Resources BHD	29,400	17,987
Kinsteel BHD	561,400	85,235
KLCC Property Holdings BHD	796,400	791,695
KSL Holdings BHD	267,333	112,907
KUB Malaysia BHD	534,400	87,612
Kulim Malaysia BHD	989,600	1,017,600
Kumpulan Hartanah Selangor BHD (I)	410,800	28,779
Kwantas Corp. BHD	56,000	30,969
Land & General BHD (I)	163,200	14,386
Landmarks BHD (I)	384,900	115,182
LBS Bina Group BHD	210,000	43,566
Leader Universal Holdings BHD (I)	540,100	118,964
Lion Corp. BHD (I)	549,100	29,717
Lion Industries Corp. BHD	736,100	307,828
MAA Holdings BHD (I)	133,400	20,387
Malaysia Airports Holdings	180,200	292,439
Malaysian Pacific Industries BHD	9,375	8,804
MBM Resources BHD	60,500	55,698
Mega First Corp. BHD	163,700	73,726

144

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
MISC BHD	17,400	$31,800
MK Land Holdings BHD (I)	632,500	51,695
MMC Corp. BHD	1,118,700	897,559
MNRB Holdings BHD	10,000	8,861
Muhibbah Engineering M BHD	495,300	154,216
Mulpha International BHD (I)	2,622,700	284,380
Naim Holdings BHD	198,100	103,231
Nylex Malaysia BHD	81,463	12,585
Oriental Holdings BHD	549,620	765,105
OSK Holdings BHD	881,950	426,324
Panasonic Manufacturing Malaysia BHD	48,200	293,298
PBA Holdings BHD	32,000	9,431
PJ Development Holdings BHD	258,900	53,242
PPB Group BHD	729,200	3,778,190
Protasco BHD	172,400	51,081
Proton Holdings BHD	422,800	363,186
Ranhill BHD	372,100	104,825
Scientex, Inc. BHD	51,000	34,361
Scomi Group BHD (I)	1,708,300	141,152
Selangor Dredging BHD	326,900	66,228
Selangor Properties BHD	105,000	107,031
Shangri-La Hotels BHD	101,900	76,290
Shell Refining Company Federation of
Malaya BHD	161,700	478,742
SHL Consolidated BHD	172,300	62,066
Sunway BHD (I)	898,722	532,055
Suria Capital Holdings BHD	237,900	102,210
Symphony House BHD (I)	74,426	2,090
TA Ann Holdings BHD	459,792	605,696
TA Enterprise BHD	1,903,200	319,051
TA Global BHD	1,233,900	111,201
TDM BHD	160,500	133,477
Tebrau Teguh BHD (I)	316,000	63,102
Time.com BHD (I)	1,734,500	244,055
Tradewinds Corp. BHD	398,400	87,722
Tradewinds Malaysia BHD	57,000	135,398
TSH Resources BHD	7,300	6,691
Unisem M BHD	601,680	189,802
United Malacca BHD	97,800	198,331
VS Industry BHD	166,770	65,760
WTK Holdings BHD	368,500	132,352
YNH Property BHD	662,715	347,685
YTL Corp. BHD	66,500	27,451
Zelan BHD (I)	227,600	19,689

		34,595,324
Mexico - 5.00%
Alfa SAB de CV	418,000	4,295,001
Alsea SAB de CV	374,150	272,483
Arca Continental SAB de CV	364,214	1,507,442
Axtel SAB de CV (I)	982,700	357,836
Bolsa Mexicana de Valores SAB de CV	511,600	706,434
Carso Infraestructura y Construccion
SAB de CV (I)	157,200	79,346
Cemex SAB de CV, ADR (I)(L)	1,263,420	3,992,407
Cia Minera Autlan SAB de CV	7,200	7,694
Coca-Cola Femsa SAB de CV, ADR	30,306	2,689,051
Coca-Cola Femsa SAB de CV, Series L	15,695	139,200
Consorcio ARA SAB de CV	1,418,400	401,942
Controladora Comercial Mexicana
SAB De CV (I)	8,000	10,677
Corporacion GEO SAB de CV (I)	793,874	1,026,370
Desarrolladora Homex SAB de CV (I)	153,600	346,663
Desarrolladora Homex SAB
de CV, ADR (I)(L)	9,800	132,300

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Empresas ICA SAB de CV (I)	220,900	$245,136
Empresas ICA SAB de CV, ADR (I)(L)	198,467	881,193
GMD Resorts SAB de CV (I)	68,200	19,671
Gruma SAB de CV, ADR (I)	3,214	22,755
Gruma SAB de CV, Class B (I)	301,800	525,543
Grupo Aeroportuario del Centro Norte
SAB de CV	281,000	452,649
Grupo Aeroportuario del Centro Norte SAB
de CV, ADR (L)	4,057	52,700
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	81,585	2,709,438
Grupo Aeroportuario del Sureste SAB
de CV, ADR	30,747	1,528,741
Grupo Aeroportuario del Sureste SAB
de CV, Class B	28,700	142,502
Grupo Carso SAB de CV	1,110,125	2,577,507
Grupo Cementos de Chihuahua SAB de CV (I)	35,500	98,551
Grupo Famsa SAB de CV (I)	357,718	278,571
Grupo Financiero Banorte SAB de CV	2,397,900	7,087,304
Grupo Financiero Inbursa SA	532,400	890,248
Grupo Industrial Maseca SAB de CV (I)	53,900	50,525
Grupo Industrial Saltillo SAB de CV (I)	94,000	75,100
Grupo Kuo SAB de CV (I)	164,000	182,111
Grupo Mexicano de Desarrollo SAB de CV (I)	68,200	37,374
Grupo Simec SAB de CV (I)	219,500	443,164
Industrias Bachoco SAB de CV, ADR	150	3,371
Industrias CH SAB de CV (I)	265,600	752,458
Inmuebles Carso SAB de CV, Class B1 (I)	1,110,125	810,874
Maxcom Telecomunicaciones SAB de CV (I)	85,000	17,039
Minera Frisco SAB de CV, Class A1 (I)	781,789	2,666,384
Organizacion Soriana SAB de CV (I)	1,587,300	3,227,604
Qualitas Compania de Seguros SA de CV (I)	318,900	232,016
Sare Holding SAB de CV, Class B (I)	437,200	52,646
Urbi Desarrollos Urbanos SAB de CV (I)	662,000	892,153

		42,920,174
Philippines - 0.72%
Empire East Land Holdings, Inc. (I)	2,990,000	39,797
Filinvest Development Corp.	900,236	78,787
Filinvest Land, Inc.	18,335,500	456,536
First Philippine Holdings Corp.	427,000	525,636
JG Summit Holdings Inc.	33,000	15,919
Lopez Holdings Corp.	3,257,000	324,794
Megaworld Corp.	19,138,800	729,167
Metropolitan Bank & Trust Company	111,411	166,372
Pepsi-Cola Products Philippines, Inc. (I)	100,000	4,827
Philippine National Bank (I)	362,200	383,554
Rizal Commercial Banking Corp.	602,800	438,648
Robinsons Land Corp.	3,128,100	803,056
San Miguel Corp.	497,220	1,314,199
Security Bank Corp.	110,912	219,776
Union Bank of Philippines	214,600	289,004
Vista Land & Lifescapes, Inc.	5,803,000	399,717

		6,189,789
Poland - 1.69%
Agora SA	77,712	300,453
Asseco Poland SA	62,666	759,228
Bank BPH SA (I)	3,778	52,903
Bank Millennium SA	296,783	403,453
Bioton SA (I)	4,546,178	109,294
Bomi SA (I)	17,357	21,684
Ciech SA (I)	32,747	131,826
Comarch SA (I)	1,802	28,342
Dom Maklerski IDM SA (I)	148,572	63,083

145

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Echo Investment SA (I)	534,956	$578,971
Emperia Holding SA	2,613	76,511
Enea SA	34,759	167,602
Energomontaz Poludnie SA (I)	231	174
Fabryki Mebli Forte SA	23,417	54,195
Farmacol SA (I)	10,785	73,145
Firma Oponiarska Debica SA	7,768	127,838
Gant Development SA (I)	4,513	9,832
Grupa Kety SA	17,839	515,547
Grupa Lotos SA (I)	99,148	743,183
Hydrobudowa Polska SA (I)	41,353	8,608
Impexmetal SA	98,393	103,995
Koelner Sakoelner SA (I)	3,500	13,330
Kopex SA (I)	61,117	337,694
Kredyt Bank SA	46,402	171,916
LC Corp. SA (I)	155,767	46,357
MCI Management SA (I)	32,259	36,284
Mostostal-Export SA (I)	22,710	4,858
Netia SA (I)	324,551	484,068
Orbis SA (I)	46,258	511,618
PBG SA	6,177	103,784
Pekaes SA	6,380	11,417
Petrolinvest Sapetrolinvest SA (I)	50,401	45,908
Polimex-Mostostal SA	161,841	63,918
Polnord SA	19,758	69,429
Polska Grupa Energetyczna SA	486,297	2,832,799
Polski Koncern Miesny Duda
Sapkm Duda SA (I)	61,515	11,372
Polski Koncern Naftowy Orlen SA (I)	472,808	5,169,479
Sygnity SA (I)	6,918	32,252
Zaklady Azotowe Pulawy SA	5,389	139,354
Zaklady Azotowe w
Tarnowie-Moscicach SA (I)	12,262	114,712

		14,530,416
Russia - 5.07%
Gazprom OAO, ADR	783,165	7,479,226
Gazprom OAO, ADR (London Exchange)	3,027,634	28,960,694
Lukoil OAO, ADR	107,569	5,415,185
Magnitogorsk Iron & Steel Works	36,849	176,249
RusHydro, ADR	126,047	433,602
Surgutneftegaz, ADR	2,174	17,353
Surgutneftegaz, ADR (London Exchange)	130,290	1,035,806

		43,518,115
South Africa - 8.90%
ABSA Group, Ltd.	383,490	6,361,727
Adcorp Holdings, Ltd.	20,914	64,256
Aeci, Ltd.	98,499	902,947
Afgri, Ltd.	373,953	265,335
Allied Electronics Corp., Ltd.	62,999	200,638
Argent Industrial, Ltd.	113,274	96,612
Aveng, Ltd.	442,348	1,884,557
Barloworld, Ltd.	265,047	1,973,197
Basil Read Holdings, Ltd.	36,217	60,531
Bell Equipment, Ltd. (I)	34,158	62,493
Blue Label Telecoms, Ltd.	8,734	5,476
Caxton & CTP Publishers & Printers, Ltd.	185,300	332,557
Ceramic Industries, Ltd.	1,970	25,618
Cipla Medpro South Africa, Ltd.	411,123	342,419
DataTec, Ltd.	255,498	1,199,335
DRDGOLD, Ltd.	81,220	41,937
Eqstra Holdings, Ltd.	194,239	174,253
Gold Fields, Ltd.	3,784	58,174
Gold Fields, Ltd., ADR	863,100	13,222,692

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Grindrod, Ltd.	607,680	$1,128,822
Group Five, Ltd.	70,987	226,035
Harmony Gold Mining
Company, Ltd., ADR (L)	532,185	6,242,530
Hudaco Industries, Ltd.	17,551	168,074
Hulamin, Ltd. (I)	110,075	101,184
Iliad Africa, Ltd.	124,370	76,843
Investec, Ltd.	318,380	1,733,847
JD Group, Ltd.	204,241	963,618
Kap International Holdings, Ltd.	189,283	56,206
Lewis Group, Ltd.	97,828	845,368
Liberty Holdings, Ltd.	151,704	1,497,925
Merafe Resources, Ltd.	2,241,497	271,597
Metair Investments, Ltd.	163,437	321,696
Metorex, Ltd. (I)	13,716	13,563
Mittal Steel South Africa, Ltd.	119,416	873,044
Mondi Ltdmondi Ltd.	145,980	1,034,706
Mondi Packaging South Africa, Ltd. (I)	147,512	240,250
Murray & Roberts Holdings, Ltd. (I)	85,411	273,692
Mvelaphanda Group, Ltd. (I)	618,180	255,800
Mvelaserve, Ltd. (I)	154,755	210,205
Nedbank Group, Ltd.	282,400	4,773,175
Northam Platinum, Ltd.	172,740	703,180
Nu-World Holdings, Ltd.	19,436	43,328
Omnia Holdings, Ltd. (I)	57,918	541,588
Peregrine Holdings, Ltd.	95,789	118,313
Petmin, Ltd.	101,536	33,233
PSG Group, Ltd.	43,976	250,081
Raubex Group, Ltd.	49,180	79,713
Sanlam, Ltd.	2,560,368	8,536,788
Sappi, Ltd. (I)	209,428	617,311
Sappi, Ltd., ADR (I)	156,861	476,857
Sentula Mining, Ltd. (I)	262,338	76,310
Standard Bank Group, Ltd.	827,705	9,485,646
Stefanutti Stocks Holdings, Ltd.	41,189	56,570
Steinhoff International Holdings, Ltd. (I)	1,769,103	4,901,984
Super Group, Ltd. (I)	1,917,354	199,553
Telkom SA, Ltd.	271,496	1,074,419
Telkom SA, Ltd., ADR	3,000	48,360
Tiger Wheels, Ltd. (I)	32,678	0
Trans Hex Group, Ltd. (I)	44,790	17,973
Trencor, Ltd.	89,164	370,907
Value Group, Ltd.	178,661	81,046
Village Main Reef, Ltd. (I)	344,988	71,821
Zeder Investments, Ltd.	46,808	14,007

		76,381,922
South Korea - 14.28%
Aekyung Petrochemical Company, Ltd.	5,080	112,999
Artone Paper Manufacturing Company, Ltd. (I)	3,860	5,805
Asia Cement Company, Ltd.	3,240	95,915
Asia Paper Manufacturing Company, Ltd.	1,600	11,450
AUK Corp.	17,050	32,171
BNG Steel Company, Ltd. (I)	7,680	81,814
Bookook Securities Company, Ltd.	4,950	70,317
Boryung Pharmaceutical Company, Ltd.	3,676	51,957
BS Financial Group, Inc. (I)	185,010	2,025,408
BYC Company, Ltd.	240	29,499
Byucksan Corp. (I)	1,980	33,085
Byucksan Engineering &
Construction Company, Ltd. (I)	7,600	6,348
Chin Hung International, Inc. (I)	215,526	32,475
Choil Aluminum
Manufacturing Company, Ltd.	1,630	11,274
Chokwang Leather Company, Ltd.	2,200	16,669

146

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Choongwae Pharma Corp.	6,159	$78,816
Chosun Refractories Company, Ltd.	1,708	85,772
Chungho Comnet Company, Ltd. (I)	2,270	7,877
CJ Corp.	17,422	1,150,194
Cosmochemical Company, Ltd. (I)	3,570	46,059
D.I. Corp	12,000	11,434
Dae Chang Industrial Company, Ltd.	43,270	42,071
Dae Dong Industrial Company, Ltd.	9,000	25,829
Dae Han Flour Mills Company, Ltd.	1,232	141,445
Dae Won Kang Up Company, Ltd.	1,907	7,557
Daeduck Electronics Company, Ltd.	3,180	18,010
Daeduck GDS Company, Ltd.	12,540	78,740
Daehan Steel Company, Ltd.	9,250	43,637
Daehan Synthetic Fiber Company, Ltd.	486	31,591
Daekyo Company, Ltd.	44,550	226,301
Daelim Industrial Company, Ltd.	32,582	2,607,244
Daelim Trading Company, Ltd.	1,417	4,836
Daesang Corp.	18,550	192,428
Daesang Holdings Company, Ltd.	8,320	25,844
Daesung Group Holdings Company, Ltd.	525	23,654
Daesung Holdings Company, Ltd.	8,110	46,568
Daesung Industrial Company, Ltd.	2,959	70,896
Daewon Pharmaceutical Company, Ltd.	5,330	24,916
Daewoo Securities Company, Ltd.	74,620	645,885
Daewoong Company, Ltd.	620	7,858
Dahaam E-Tec Company, Ltd.	2,630	38,283
Daishin Securities Company, Ltd.	53,530	454,698
Daiyang Metal Company, Ltd. (I)	6,490	5,310
Daou Technology, Inc.	26,120	204,242
DGB Financial Group, Inc. (I)	146,510	1,699,082
Digital Power Communications Company, Ltd.	13,000	14,444
Dong Ah Tire & Rubber Company, Ltd.	10,970	85,402
Dong Wha Pharmaceutical Company, Ltd.	16,190	60,312
Dong-Il Corp.	673	30,759
Dongbang Transport Logistics Company, Ltd.	5,500	16,128
Dongbu Corp.	12,860	51,473
Dongbu HiTek Company, Ltd. (I)	26,970	153,791
Dongbu Securities Company, Ltd.	32,430	105,189
Dongbu Steel Company, Ltd.	23,705	119,750
Dongil Industries Company, Ltd.	1,340	63,831
Dongil Rubber Belt Company, Ltd.	8,421	36,603
Dongkuk Steel Mill Company, Ltd.	42,070	785,877
Dongwon F&B Company, Ltd.	1,080	49,381
Dongwon Systems Corp. (I)	8,210	7,049
Dongyang Engineering & Construction Corp.	1,044	5,709
Doosan Industrial Development Company, Ltd.	35,052	107,911
DPI Holdings Company, Ltd.	5,790	33,625
Eugene Investment &
Securities Company, Ltd. (I)	45,730	123,002
F&F Company, Ltd.	4,900	28,401
Fursys, Inc.	4,452	96,202
Gaon Cable Company, Ltd.	2,934	38,205
Global & Yuasa Battery Company, Ltd.	370	10,751
Golden Bridge Investment &
Securities Company, Ltd.	17,880	17,518
Gwangju Shinsegae Company, Ltd.	1,111	157,176
Hae In Corp.	1,756	6,377
Halla Engineering & Construction Corp.	14,352	162,195
Han Kuk Carbon Company, Ltd.	8,620	30,282
Hana Financial Group, Inc.	267,845	7,783,838
Handok Pharmaceuticals Company, Ltd.	1,320	13,784
Handsome Company, Ltd.	7,460	156,877
Hanil Cement Manufacturing Company, Ltd.	6,209	218,614
Hanil Construction Company, Ltd. (I)	1,456	2,991

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	38,143	$534,179
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	84,947
Hanjin Shipping Company, Ltd.	43,030	371,206
Hanjin Shipping Holdings Company, Ltd.	6,150	37,926
Hanjin Transportation Company, Ltd.	11,210	229,752
Hankook Cosmetics Company, Ltd. (I)	4,992	7,161
Hankook Cosmetics
Manufacturing Company, Ltd.	688	1,801
Hankuk Glass Industries, Inc.	1,970	41,862
Hankuk Paper Manufacturing Company, Ltd.	3,920	63,760
Hanmi Holdings Company, Ltd. (I)	567	10,347
Hanmi Semiconductor Company, Ltd.	8,570	37,890
Hanshin Construction Company, Ltd.	3,090	22,078
Hansol CSN Company, Ltd.	23,490	22,223
Hansol Paper Company, Inc.	40,470	254,710
Hanwha Corp.	36,370	1,018,874
Hanwha Securities Company, Ltd.	58,320	241,864
Hanwha Timeworld Company, Ltd.	2,650	48,310
Hanyang Securities Company, Ltd.	11,820	61,027
Heung-A Shipping Company, Ltd.	17,782	9,863
Hite Holdings Company, Ltd.	7,640	64,410
HMC Investment Securities Company, Ltd. (I)	17,256	187,128
HS R&A Company, Ltd.	2,470	30,492
Husteel Company, Ltd.	6,110	89,280
Hwacheon Machine Tool Company, Ltd.	940	37,637
HwaSung Industrial Company, Ltd. (I)	2,730	6,076
Hyosung Corp.	21,955	1,010,664
Hyundai Cement Company, Ltd. (I)	6,160	29,783
Hyundai Development Company	68,610	957,527
Hyundai Mipo Dockyard Company, Ltd.	12,693	1,094,461
Hyundai Pharmaceutical
Industrial Company, Ltd.	15,500	16,260
Hyundai Securities Company, Ltd.	141,746	1,117,361
Hyundai Steel Company	28,861	2,107,782
Il Dong Pharmaceutical Company, Ltd.	10,050	64,119
Iljin Electric Company, Ltd.	2,300	8,954
Iljin Holdings Company, Ltd.	24,771	41,353
Ilshin Spinning Company, Ltd.	737	48,691
Ilsung Pharmaceutical Company, Ltd.	1,895	109,993
Industrial Bank of Korea	208,787	2,347,893
Inzi Controls Company, Ltd.	6,050	32,196
IS Dongseo Company, Ltd.	13,170	90,794
ISU Chemical Company, Ltd.	7,460	144,223
Jahwa Electronics Company, Ltd.	15,120	89,172
Jeil Mutual Savings Bank (I)	1,820	2,070
Jeil Pharmaceutical Company	13,980	136,141
Jeonbuk Bank, Ltd.	47,387	198,645
Jinheung Mutual Savings
Bank Company, Ltd. (I)	36,500	65,312
Jinro, Ltd.	5,676	120,818
Joongang Construction Company, Ltd. (I)	1,260	1,193
KB Financial Group, Inc.	62,198	2,031,358
KB Financial Group, Inc., ADR (L)	341,648	11,192,388
KC Tech Company, Ltd.	4,200	14,866
KCC Corp.	5,518	1,029,394
KCTC	1,530	22,432
Keangnam Enterprises, Ltd. (I)	8,628	71,262
Keyang Electric Machinery Company, Ltd.	13,000	28,990
KG Chemical Corp.	5,600	29,494
KIC, Ltd. (I)	6,540	10,324
KISCO Corp.	3,841	72,852
KISCO Holdings Company, Ltd.	778	21,038
Kishin Corp.	8,229	32,180

147

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
KISWIRE, Ltd.	4,735	$189,878
Kleannara Company, Ltd. (I)	820	2,693
Kolon Corp.	1,959	36,733
Kolon Engineering &
Construction Company, Ltd. (I)	19,480	74,693
Korea Airport Service Company, Ltd.	2,720	72,127
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	14,276
Korea Circuit Company, Ltd. (I)	5,300	15,846
Korea Development Corp. (I)	5,485	14,090
Korea Development Financing Corp.	1,395	24,307
Korea Electric Terminal Company, Ltd.	5,770	94,914
Korea Exchange Bank	325,730	1,912,321
Korea Express Company, Ltd. (I)	8,268	459,359
Korea Flange Company, Ltd.	4,810	53,452
Korea Green Paper
Manufacturing Company, Ltd. (I)	3,243	2,952
Korea Investment Holdings Company, Ltd.	44,860	1,289,212
Korea Life Insurance Company Ltd.	52,280	238,744
Korea Line Corp. (I)	10,622	78,621
Korea Mutual Savings Bank (I)	2,320	9,540
Korea United Pharm, Inc.	2,050	9,822
KPX Chemcial Company, Ltd.	933	40,314
KPX Fine Chemical Company, Ltd.	510	10,897
KTB Network Corp. (I)	55,710	118,764
Kukdo Chemical Company, Ltd.	764	24,980
Kumho Electric Company, Ltd.	2,015	32,856
Kumho Industrial Company, Ltd. (I)	5,973	29,352
Kumho Investment Bank (I)	160,570	55,908
Kumkang Industrial Company, Ltd.	1,400	13,224
Kunsul Chemical Industrial Company, Ltd.	1,970	21,345
Kwang Dong Pharmaceutical Company, Ltd.	51,130	127,547
Kyeryong Construction
Industrial Company, Ltd.	6,260	78,309
Kyobo Securities Company, Ltd.	12,618	46,790
Kyung Nong Corp.	9,470	22,498
Kyung-In Synthetic Corp.	7,860	16,415
Kyungbang, Ltd.	1,042	84,251
Lee Ku Industrial Company, Ltd.	8,395	10,066
LG Corp.	12,738	634,973
LG Display Company, Ltd., ADR (L)	517,007	4,213,607
LG Electronics, Inc.	116,453	6,660,418
LG Hausys, Ltd.	4,109	233,141
LG Innotek Company, Ltd.	6,660	354,224
LG Uplus Corp.	263,010	1,407,414
Livart Furniture Company, Ltd.	1,200	7,823
Lotte Chilsung Beverage Company, Ltd.	825	814,400
Lotte Confectionery Company, Ltd.	833	1,068,470
Lotte Samkang Company, Ltd.	924	232,753
Lotte Shopping Company, Ltd.	12,948	4,328,923
Manho Rope & Wire, Ltd.	1,350	17,666
Meritz Securities Company, Ltd.	230,139	143,113
Mi Chang Oil Industrial Company, Ltd.	905	34,835
Mirae Asset Securities Company, Ltd.	22,250	525,031
Moorim P&P Company, Ltd.	29,420	126,777
Moorim Paper Company, Ltd.	13,820	31,458
Motonic Corp.	6,055	34,716
Namkwang Engineering &
Construction Company, Ltd. (I)	17,170	20,341
Namyang Dairy Products Company, Ltd.	559	365,047
National Plastic Conpc	2,860	5,376
Nexen Corp.	1,516	113,633
NH Investment & Securities Company, Ltd.	24,969	100,516
Nong Shim Company, Ltd.	2,041	364,479
Nong Shim Holdings Company, Ltd.	2,560	109,004
Ottogi Corp.	876	93,650

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Pacific Corp.	3,745	$732,157
Pang Rim Company, Ltd. (I)	910	7,892
PaperCorea, Inc. (I)	70,940	32,912
Poonglim Industrial Company, Ltd. (I)	3,790	4,738
Poongsan Corp.	1,190	25,155
Poongsan Holdings Corp.	5,382	118,545
POSCO	13,900	4,273,584
POSCO Coated & Color Steel Company, Ltd.	4,050	62,251
POSCO, ADR (L)	35,796	2,720,854
Pulmuone Company, Ltd.	620	15,990
Pumyang Construction Company, Ltd. (I)	1,411	1,655
Pusan City Gas Company, Ltd.	7,300	115,742
S&T Daewoo Company, Ltd.	5,310	145,418
S&T Dynamics Company, Ltd.	24,980	294,461
S&T Holdings Company, Ltd.	11,230	101,393
Saeron Automotive Corp.	5,550	18,844
Sam Lip General Foods Company, Ltd.	2,300	22,713
Sam Young Electronics Company, Ltd.	10,510	69,933
Sam Yung Trading Company, Ltd.	4,459	22,810
Sambu Construction Company, Ltd.	5,132	26,041
Samhwa Paint Industrial Company, Ltd.	5,090	14,130
Samick Musical Instruments Company, Ltd.	24,370	30,202
Samjin Pharmaceutical Company, Ltd.	2,250	14,354
Samsung SDI Company, Ltd.	39,287	3,773,858
Samwhan Corp.	6,280	32,438
Samyang Corp.	6,510	436,104
Samyang Genex Company, Ltd.	2,270	109,577
Samyang Tongsang Company, Ltd.	1,360	25,733
SAVEZONE I&C Corp. (I)	16,880	34,708
SBS Media Holdings Company, Ltd. (I)	35,780	129,991
SeAH Holdings Corp.	1,122	115,210
SeAH Steel Corp.	2,835	157,280
Sebang Company, Ltd.	11,820	135,446
Seowon Company, Ltd.	1,920	6,315
SG Corp. (I)	84,000	16,386
SH Chemical Company, Ltd. (I)	30,567	7,040
Shell-line Company, Ltd.	4,300	15,633
Shin Poong Pharmaceutical Company, Ltd.	19,260	57,605
Shinhan Engineering &
Construction Company, Ltd. (I)	6,016	19,295
Shinhan Financial Group
Company, Ltd., ADR (L)	195,168	13,357,298
Shinhan Financial Group Company, Ltd.	134,887	4,717,047
Shinil Engineering Company, Ltd. (I)	3,180	8,674
Shinsegae Engineering &
Construction Company, Ltd.	700	8,056
Shinsegae Information &
Communication Company, Ltd.	1,038	41,488
Shinsung FA Company, Ltd.	1,950	3,277
Shinsung Tongsang Company, Ltd.	24,560	11,258
Shinwon Corp.	27,180	26,949
Shinyoung Securities Company, Ltd.	5,296	120,980
Silla Company, Ltd.	5,476	58,617
Sindoh Company, Ltd.	3,959	159,428
SJM Company, Ltd.	4,902	17,163
SJM Holdings Company, Ltd.	2,999	6,890
SK Gas Company, Ltd.	2,870	170,625
SK Holdings Company, Ltd.	35,524	3,950,214
SK Networks Company, Ltd.	118,827	1,073,732
SK Securities Company, Ltd.	135,360	124,056
Solomon Mutual Savings Bank (I)	3,600	5,630
Ssangyong Cement
Industrial Company, Ltd. (I)	20,770	76,421
STX Corp.	34,400	413,006
STX Pan Ocean Company, Ltd.	112,020	712,112

148

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Suheung Capsule Company, Ltd.	2,800	$27,899
Sung Bo Chemicals Company, Ltd.	950	18,175
Sungshin Cement Company, Ltd. (I)	15,480	37,274
Sunjin Company, Ltd. (I)	4,662	29,680
Sunjin Holdings Company, Ltd. (I)	793	13,672
Tae Kyung Industrial Company, Ltd.	10,000	23,299
Taegu Department Store Company, Ltd.	9,340	133,267
Taekwang Industrial Company, Ltd.	444	438,236
Taeyoung Engineering & Construction, Ltd.	55,620	287,607
Taihan Textile Company, Ltd. (I)	290	6,065
Tailim Packaging Industrial Company, Ltd.	30,000	28,431
TCC Steel	4,720	20,191
Tec & Company (I)	35,280	5,493
TEEMS (I)	774	7,397
Telcoware Company, Ltd.	3,800	22,580
Tong Yang Investment Bank	75,161	284,495
Tong Yang Major Corp. (I)	14,470	12,497
Tong Yang Moolsan Company, Ltd.	1,510	21,075
TS Corp.	5,232	99,798
Uangel Corp.	3,800	12,214
Unid Company, Ltd.	1,621	78,173
Union Steel	8,940	123,375
Wiscom Company, Ltd.	3,760	12,395
Woongjin Holdings Company, Ltd. (I)	39,346	200,144
Woori Finance Holdings Company, Ltd.	416,257	3,416,256
Woori Finance Holdings Company, Ltd., ADR	100	2,534
Woori Financial Company, Ltd.	5,310	72,133
Woori Investment & Securities Company, Ltd.	95,320	878,915
YESCO Company, Ltd.	1,950	39,563
Yoosung Enterprise Company, Ltd.	6,386	12,415
Youlchon Chemical Company, Ltd.	19,470	132,354
Young Poong Corp.	513	448,410
Young Poong Paper
Manufacturing Company, Ltd.	650	7,562
YuHwa Securities Company, Ltd.	3,410	38,401

		122,512,669
Taiwan - 12.02%
AcBel Polytech, Inc.	95,000	39,653
Accton Technology Corp.	687,722	300,521
Acer, Inc.	1,589,000	1,927,089
Achem Technology Corp.	105,575	41,994
Action Electronics Company, Ltd.	190,923	57,111
AGV Products Corp. (I)	568,100	172,566
Alpha Networks, Inc.	150,000	98,353
Altek Corp. (I)	156,000	155,233
AMPOC Far-East Company, Ltd.	86,993	53,055
AmTRAN Technology Company, Ltd.	47,185	25,345
APCB, Inc.	25,000	19,006
Apex Science & Engineering	6,489	1,654
Arima Optoelectronics Corp. (I)	63,750	9,769
Asia Cement Corp.	1,957,818	2,015,083
Asia Optical Company, Inc. (I)	139,000	150,199
Asia Vital Components Company Ltd.	124,298	76,381
AU Optronics Corp., ADR (L)	904,460	3,581,662
Audix Corp.	81,200	67,785
Aurora Systems Corp.	127,000	129,899
Avermedia Technologies, Inc.	32,000	27,416
Avision, Inc.	154,751	57,989
Bank of Kaohsiung, Ltd.	518,207	165,261
Basso Industry Corp. (I)	28,000	16,127
BES Engineering Corp.	2,195,700	516,993
Biostar Microtech International Corp.	52,000	23,383
Cameo Communications, Inc.	138,944	38,848
Capital Securities Corp.	473,069	155,960

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Carnival Industrial Corp. (I)	205,000	$55,717
Cathay Chemical Works, Inc.	93,000	32,157
Cathay Real Estate
Development Company, Ltd.	1,335,000	529,659
Central Reinsurance Company, Ltd.	293,422	133,040
Chain Qui Development Company, Ltd.	75,000	46,968
Champion Building Materials Company, Ltd.	59,132	30,092
Charoen Pokphand Enterprise	147,000	64,723
Cheng Loong Corp.	1,412,320	531,364
Chia Hsin Cement Corp.	694,926	343,402
Chien Kuo Construction Company, Ltd.	85,785	40,148
Chien Shing Stainless Steel Company, Ltd. (I)	199,000	33,157
Chimei Innolux Corp. (I)	5,016,073	2,000,858
Chin-Poon Industrial Company, Ltd.	571,571	330,266
China Airlines, Ltd.	1,089,000	533,476
China Development Financial Holdings Corp.	12,429,208	3,583,646
China General Plastics Corp. (I)	495,000	134,129
China Glaze Company, Ltd.	5,000	2,449
China Manmade Fibers Corp. (I)	1,729,000	547,643
China Metal Products Company, Ltd.	191,400	137,621
China Motor Company, Ltd.	929,125	785,271
China Steel Structure Company, Ltd.	169,000	147,676
China Synthetic Rubber Corp.	122,965	96,002
China Wire & Cable Company, Ltd. (I)	128,000	35,898
Chun Yu Works & Company, Ltd. (I)	155,000	44,883
Chun Yuan Steel Industrial Company, Ltd.	659,681	258,854
Chung Hsin Electric &
Machinery Manufacturing Corp.	121,000	57,389
Chung Hung Steel Corp.	88,625	30,106
Chung Hwa Pulp Corp.	501,610	167,913
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	346,735
CMC Magnetics Corp. (I)	4,348,000	797,046
Collins Company, Ltd.	134,626	59,620
Compal Electronics, Inc.	2,386,000	2,171,127
Compeq Manufactuing Company, Ltd. (I)	1,453,000	578,698
Continental Holdings Corp.	821,000	258,785
Coxon Precise Industrial Company, Ltd.	29,000	35,697
D-Link Corp.	389,834	284,975
Da Cin Construction Company, Ltd.	28,000	15,124
Darfon Electronics Corp.	171,850	103,680
Delpha Construction Company, Ltd.	146,335	48,424
DFI, Inc.	4,000	3,141
Dynamic Electronics Company, Ltd.	118,866	42,276
E.Sun Financial Holding Company, Ltd.	5,318,976	2,595,488
Eastern Media International Corp. (I)	1,273,049	184,368
Edom Technology Company, Ltd.	141,000	40,189
Elite Semiconductor Memory Technology, Inc.	9,000	9,405
Elitegroup Computer
Systems Company, Ltd. (I)	968,793	213,409
Enlight Corp. (I)	49,130	4,490
Entie Commercial Bank	35,000	12,405
Epistar Corp.	248,000	432,028
Everest Textile Company, Ltd. (I)	230,000	42,002
Evergreen International Storage
& Transport Corp.	119,600	66,378
Evergreen Marine Corp.	1,928,291	971,343
Everlight Chemical Industrial Corp.	6,000	3,030
Everlight Electronics Company, Ltd.	44,000	74,804
Everspring Industry Company, Ltd. (I)	182,000	41,683
Evertop Wire Cable Corp. (I)	147,414	23,744
Excel Cell Electronic Company, Ltd.	34,000	12,110
Far Eastern International Bank	1,776,008	675,268
Farglory Land Development Company, Ltd.	48,000	77,347
Federal Corp.	522,087	249,770
First Copper Technology Company, Ltd.	356,000	110,906

149

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
First Financial Holding Company, Ltd.	4,381,834	$2,805,286
First Insurance Company, Ltd.	193,475	98,767
Forhouse Corp.	180,099	97,171
Formosa Epitaxy, Inc.	110,000	72,726
Formosa Oilseed Processing	85,999	36,024
Formosa Taffeta Company, Ltd.	1,399,000	1,257,610
Formosan Rubber Group, Inc.	235,000	159,533
Formosan Union Chemical	396,400	224,794
Founding Construction &
Development Company, Ltd.	40,330	23,923
Froch Enterprise Company, Ltd. (I)	30,000	12,925
FSP Technology, Inc.	23,229	17,622
FU I Industrial Company, Ltd.	202,379	74,550
Fullerton Technology Company, Ltd.	86,460	75,316
Fwusow Industry Company, Ltd.	167,336	87,479
G Shank Enterprise Company, Ltd.	26,000	14,655
Gamma Optical Company, Ltd. (I)	26,400	6,891
Gemtek Technology Corp.	165,697	131,852
Getac Technology Corp.	460,000	260,131
Giantplus Technology Company, Ltd. (I)	170,000	51,080
Gigabyte Technology Company, Ltd.	854,000	739,997
Gintech Energy Corp.	171,349	218,888
Global Brands Manufacture, Ltd.	43,822	20,217
Globe Union Industrial Corp.	32,000	17,858
Gold Circuit Electronics, Ltd.	666,204	179,063
Goldsun Development &
Construction Company, Ltd.	1,644,714	641,849
Gordon Auto Body Parts Company, Ltd. (I)	120,184	27,157
Grand Pacific Petrochemical Corp.	783,000	315,485
Greatek Electronics, Inc.	22,000	15,068
Green Energy Technology, Inc.	107,749	116,852
GTM Corp.	159,000	74,265
Hannstar Board Corp. (I)	102,759	43,398
HannStar Display Corp. (I)	4,719,000	296,515
Harvatek Corp.	29,219	14,973
Hey Song Corp.	461,000	433,463
Hitron Technology, Inc.	20,000	12,040
Ho Tung Chemical Corp. (I)	722,571	363,546
Hocheng Group Corp. (I)	424,500	123,208
Hold-Key Electric Wire &
Cable Company, Ltd.	28,840	9,313
Holystone Enterprise Company, Ltd.	117,000	102,370
Hong TAI Electric Industrial Company, Ltd.	351,000	106,541
Hsin Kuang Steel Company, Ltd.	312,085	229,435
Hsing TA Cement Company, Ltd.	435,000	142,909
Hua Eng Wire & Cable Company, Ltd.	923,000	253,994
Hua Nan Financial Holdings Company, Ltd.	1,340,510	801,923
Hung Ching Development Company, Ltd.	173,000	77,159
Hung Poo Real Estate Development Corp.	67,000	52,556
Hung Sheng Construction Company, Ltd.	827,200	329,803
Hwa Fong Rubber Company, Ltd. (I)	427,770	107,991
I-Chiun Precision Industry Company, Ltd.	54,000	25,853
Ichia Technologies, Inc. (I)	478,180	221,990
Inotera Memories, Inc. (I)	1,701,000	359,720
Inventec Appliances Corp.	133,000	76,295
Inventec Company, Ltd.	2,438,830	859,882
ITE Technology, Inc.	15,000	16,084
Jui Li Enterprise Company, Ltd.	66,950	15,884
K Laser Technology, Inc.	82,214	25,477
Kang Na Hsiung Enterprise Company, Ltd.	105,000	52,121
Kaulin Manufacturing Company, Ltd.	202,710	145,395
Kindom Construction Company, Ltd.	136,000	89,172
King Yuan Electronics Company, Ltd.	1,771,796	630,712
King’s Town Bank (I)	517,000	283,864
King’s Town Construction Company, Ltd.	31,000	18,999

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Kinpo Electronics, Inc.	1,828,269	$439,233
Ks Terminals Incks Terminals Inc	3,000	2,099
Kuoyang Construction Company Ltd. (I)	61,000	24,944
Kwong Fong Industries Corp.	671,300	214,576
KYE System Corp.	164,000	62,479
L&K Engineering Company, Ltd.	67,000	50,976
Lan Fa Textile Company, Ltd.	188,863	70,131
Lead Data, Inc. (I)	289,753	25,723
Leader Electronics, Inc.	10,000	3,270
Lealea Enterprise Company, Ltd.	1,006,955	346,067
LEE CHI Enterprises Company, Ltd.	118,000	38,279
Lelon Electronics Corp.	73,000	35,138
Leofoo Development Company, Ltd. (I)	36,000	23,602
Li Peng Enterprise Company, Ltd.	601,550	200,079
Lien Hwa Industrial Corp.	776,414	420,611
Lingsen Precision Industries, Ltd.	372,481	180,391
LITE-On It Corp.	81,715	76,591
Lite-On Semiconductor Corp.	233,000	132,724
Lite-On Technology Corp.	2,154,316	1,953,156
Long Bon International Company, Ltd.	82,000	29,067
Long Chen Paper Company, Ltd.	750,771	230,368
Lucky Cement Corp. (I)	390,000	77,195
Macronix International Company, Ltd.	768,372	260,190
Marketech International Corp.	57,000	36,841
Masterlink Securities Corp.	689,000	224,151
Maxtek Technology Company, Ltd.	16,000	10,069
Mayer Steel Pipe Corp.	321,379	157,033
Mega Financial Holding Company, Ltd.	10,866,060	7,470,654
Meiloon Industrial Company, Ltd.	117,048	48,871
Mercuries Data Systems, Ltd. (I)	49,000	21,938
Merry Electronics Company, Ltd.	29,000	28,979
Micro-Star International Company, Ltd.	1,410,264	636,061
Microelectronics Technology, Inc. (I)	204,000	44,616
Mitac International Corp.	1,913,956	689,090
Mobiletron Electronics Company, Ltd. (I)	56,000	29,339
Mosel Vitelic, Inc. (I)	386,000	59,673
Mustek Systems, Inc. (I)	28,367	1,940
Nanya Technology Corp. (I)	304,000	37,708
Neo Solar Power Corp.	129,000	116,501
Nien Hsing Textile Company, Ltd. (I)	540,204	358,893
Optimax Technology Corp. (I)	152,610	6,587
Opto Technology Corp.	211,000	74,391
Orient Semiconductor Electronics, Ltd. (I)	367,000	47,752
Pacific Construction Company, Ltd. (I)	160,000	23,274
Pan Jit International, Inc.	105,000	53,814
Paragon Technologies Company, Ltd.	41,000	42,307
Pegatron Corp.	835,660	769,801
Plotech Company, Ltd.	30,000	17,672
Polaris Securities Company, Ltd.	1,356,000	891,523
Pou Chen Corp.	1,439,348	1,033,359
Power Quotient
International Company, Ltd. (I)	16,000	5,223
President Securities Corp.	547,850	270,143
Prodisc Technology, Inc. (I)	762,000	4,251
Promate Electronic Company, Ltd.	44,000	23,876
Qisda Corp.	862,280	227,679
Quintain Steel Company, Ltd. (I)	325,500	80,636
Radium Life Tech Company, Ltd.	47,000	36,230
Ralec Electronic Corp.	41,335	51,874
Rechi Precision Company, Ltd.	37,080	25,847
Reward Wool Industry Corp. (I)	181,000	45,526
Rexon Industrial Corp., Ltd. (I)	80,000	11,782
Ritek Corp. (I)	4,226,029	735,707
Sampo Corp.	902,338	216,558
Sanyang Industrial Company, Ltd.	952,859	520,503

150

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
SDI Corp.	15,000	$10,038
Sheng Yu Steel Company, Ltd.	169,000	101,512
Shihlin Electric & Engineering Corp.	32,000	31,726
Shin Kong Financial
Holding Company, Ltd. (I)	484,000	141,988
Shin Zu Shing Company, Ltd.	43,000	85,904
Shinkong Insurance Company, Ltd.	63,000	36,039
Shinkong Synthetic Fibers Corp.	2,221,239	646,094
Shuttle, Inc. (I)	67,000	20,003
Sigurd Microelectronics Corp.	376,293	255,375
Silicon Integrated Systems Corp.	340,000	136,392
Sinbon Electronics Company, Ltd.	67,000	38,872
Sinon Corp.	368,650	123,544
SinoPac Holdings Company, Ltd.	8,537,998	2,733,090
Sitronix Technology Corp.	32,000	40,596
Siward Crystal Technology Company, Ltd.	64,213	19,048
Solelytex Industrial Corp. (I)	21,000	6,756
Solomon Technology Corp.	90,394	29,426
Southeast Cement Company, Ltd.	295,000	97,059
Spirox Corp.	127,068	67,619
Springsoft, Inc.	102,000	108,848
Sunplus Technology Company, Ltd.	275,000	105,292
Sunrex Technology Corp.	1,000	661
Supreme Electronics Company, Ltd.	181,000	99,794
Sweeten Construction Company, Ltd.	36,729	18,769
TA Chen Stainless Pipe (I)	612,535	316,202
Ta Chong Bank Company, Ltd. (I)	2,544,000	638,587
Ta Ya Electric Wire & Cable Company, Ltd.	928,436	231,530
TA-I Technology Company, Ltd.	50,793	32,659
Tah Hsin Industrial Company, Ltd.	217,000	200,572
Taichung Commercial Bank (I)	1,986,035	641,504
Tainan Enterprises Company, Ltd.	194,250	215,233
Tainan Spinning Company, Ltd.	1,704,135	745,000
Taishin Financial Holdings Company, Ltd.	7,273,953	2,787,100
Taisun Enterprise Company, Ltd.	70,905	34,025
Taita Chemical Company, Ltd.	115,360	44,533
Taiwan Business Bank (I)	3,788,584	1,093,562
Taiwan Cement Corp.	1,973,983	2,091,997
Taiwan Cogeneration Corp.	359,434	218,248
Taiwan Cooperative Bank	5,205,991	3,130,549
Taiwan Fire & Marine Insurance Company	6,000	4,307
Taiwan Fu Hsing Industrial Company, Ltd.	231,000	126,575
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp. (I)	124,902	46,483
Taiwan Mask Corp.	407,150	142,862
Taiwan Paiho, Ltd.	378,360	256,639
Taiwan Pulp & Paper Corp.	417,640	135,514
Taiwan Sogo Shin Kong	27,000	21,976
Taiwan Styrene Monomer Corp. (I)	718,159	170,622
Taiwan Tea Corp.	546,000	272,947
Taiyen Biotech Company, Ltd.	320,000	243,267
Tatung Company, Ltd. (I)	2,265,400	834,074
Teapo Electronic Corp. (I)	108,163	17,658
Teco Electric & Machinery Company, Ltd.	2,874,000	1,539,108
Tex-Ray Industrial Company, Ltd. (I)	90,000	26,347
Ton Yi Industrial Corp.	697,200	324,492
Tong Yang Industry Company, Ltd.	87,740	79,582
Tong-Tai Machine & Tool Company, Ltd.	73,000	56,414
Topco Scientific Company, Ltd.	11,444	14,630
Topoint Technology Company, Ltd.	34,846	22,746
Tung Ho Steel Enterprise Corp.	24,000	21,383
Twinhead International Corp. (I)	224,000	22,877
TYC Brother Industrial Company, Ltd. (I)	168,817	69,208
Tycoons Group Enterprise Company, Ltd. (I)	367,768	83,365
Tyntek Corp.	115,000	37,849

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
TZE Shin International Company, Ltd. (I)	53,742	$17,481
U-Tech Media Corp.	180,000	36,348
Union Bank of Taiwan (I)	714,781	238,497
Unitech Electronics Company, Ltd.	158,039	59,699
Unitech Printed Circuit Board Corp.	717,975	304,841
United Microelectronics Corp.	16,156,794	5,942,537
Unity Opto Technology Company, Ltd.	107,869	79,935
Universal Cement Corp.	821,108	382,225
Universal Microelectronics Company, Ltd.	60,000	18,008
Unizyx Holding Corp.	377,000	218,989
UPC Technology Corp.	892,870	390,317
Ve Wong Corp.	93,993	62,368
Wah Lee Industrial Corp.	75,000	90,456
Walsin Lihwa Corp.	4,214,000	1,234,316
Walsin Technology Corp.	858,044	263,381
Walton Advanced Engineering, Inc.	229,584	83,505
Wan Hai Lines, Ltd.	85,050	39,786
Waterland Financial Holding Company	2,721,082	948,588
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	19,956
Weikeng Industrial Company, Ltd.	94,500	67,515
Wellypower Optronics Corp.	45,000	23,574
Winbond Electronics Corp. (I)	4,720,000	929,305
Wistron Corp.	151,000	169,092
WUS Printed Circuit Company, Ltd. (I)	520,000	270,516
Yageo Corp.	3,548,000	987,899
Yang Ming Marine Transport Corp.	786,500	302,861
Yeun Chyang Industrial Company, Ltd.	133,000	84,541
Yi Jinn Industrial Company, Ltd.	301,996	76,582
Yieh Phui Enterprise Company, Ltd.	1,740,552	579,427
Young Fast Optoelectronics Company, Ltd.	25,000	67,340
Yuanta Financial Holdings Company, Ltd. (I)	1,435,295	719,331
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	1,678,202	642,109
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	63,787	85,045
Zenitron Corp.	135,000	82,536
Zig Sheng Industrial Company, Ltd.	248,815	111,912

		103,105,006
Thailand - 2.02%
Aapico Hitech PCL	120,600	42,677
Asia Plus Securities PCL	976,600	61,892
Bangchak Petroleum PCL	805,100	427,349
Bangkok Aviation Fuel Services PCL	139,371	46,181
Bangkok Bank PCL	1,038,900	4,647,768
Bangkok Bank PCL (Foreign
Registered Shares)	145,000	677,433
Bangkok Expressway PCL	565,700	300,275
Bangkok Insurance PCL	3,250	26,033
Bangkokland PCL (I)	9,510,100	152,969
Bank of Ayudhya PCL	2,762,100	1,745,960
Cal-Comp Electronics Thailand PCL	1,880,300	142,754
Capital Nomura Securities PCL	25,000	24,127
Delta Electronics Thailand PCL	28,100	17,627
Eastern Water Resources Development &
Management PCL	295,200	52,706
Esso Thailand PCL	1,090,000	317,340
G J Steel PCL (I)	23,487,100	128,448
G Steel PCL (I)	3,947,700	50,799
Golden Land Property Development PCL (I)	37,000	4,166
Hana Microelectronics PCL	243,200	132,221
IRPC PCL	9,283,000	1,045,215
Italian-Thai Development PCL	3,079,100	328,860
KGI Securities Thailand PCL	566,200	28,597
Kiatnakin Finance PCL	359,700	332,681

151

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Krung Thai Bank PCL	4,967,600	$2,461,028
Krungthai Card PCL	134,500	44,567
Loxley PCL	604,500	56,784
MBK PCL	46,300	136,658
Padaeng Industry PCL	166,300	69,548
Pranda Jewelry PCL	214,300	39,641
Precious Shipping PCL	577,100	269,196
Regional Container Lines PCL (I)	582,300	116,142
Saha-Union PCL	204,000	187,036
Sahaviriya Steel Industries PCL (I)	8,662,200	186,703
Sansiri PCL (I)	1,126,183	173,900
SC Asset Corp. PCL	336,400	117,959
Serm Suk PCL	86,700	160,375
Tata Steel Thailand PCL (I)	5,227,800	153,042
Thai Airways International PCL	885,300	569,599
Thai Carbon Black PCL	44,000	35,104
Thaicom PCL (I)	758,200	200,008
Thanachart Captial PCL	811,900	711,735
Thoresen Thai Agencies PCL	437,660	206,968
TMB Bank PCL	1,406,000	64,680
TPI Polene PCL	1,302,600	511,234
Vanachai Group PCL	940,600	102,275

		17,308,260
Turkey - 2.11%
Adana Cimento Sanayi AS	500	177
Akcansa Cimento AS	3,425	12,668
Aksa Akrilik Kimya Sanayi AS	170,085	435,203
Alarko Holding AS	100,330	170,553
Anadolu Cam Sanayi AS	14,237	24,245
Anadolu Isuzu Otomotiv Sanayi AS (I)	6,122	30,249
Anadolu Sigorta AS	360,610	171,672
Aygaz AS	144,675	745,111
BatiSoke Soke Cimento Sanayii TAS	23,755	18,371
Bolu Cimento Sanayii AS	117,979	86,158
Borusan Mannesmann Boru Sanayi ve
Ticaret AS (I)	14,559	185,399
Cemtas Celik Makina Sanayi Ticaret AS (I)	98,165	67,158
Cimsa Cimento Sanayi VE Tica	81,470	328,441
Dogan Sirketler Grubu Holdings (I)	1,464,692	501,239
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	268,690	309,243
Eregli Demir ve Celik Fabrikalari TAS	719,634	1,253,079
Gentas Genel Metal Sanayi ve Ticaret AS	70,980	60,686
Global Yatirim Holding AS (I)	380,889	238,609
Goldas Kuyumculuk Sanayi Ithalat Ve
Ihracat AS (I)	54,846	19,253
GSD Holding (I)	418,949	159,079
Gunes Sigorta (I)	58,454	57,168
Hektas Ticaret TAS	67,687	49,099
Hurriyet Gazetecilik AS (I)	291,507	148,181
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	371,286	232,058
KOC Holdings AS	745,693	2,767,030
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS	298,337	646,345
Marti Otel Isletmeleri AS (I)	100,968	44,691
Menderes Tekstil Sanayi ve Ticaret AS (I)	154,534	58,371
Net Turizm Ticaret ve Sanayi AS	196,638	91,639
Parsan Makina Parcalari Sanayii AS (I)	48,236	57,674
Petkim Petrokimya Holding AS (I)	389,715	501,217
Pinar Entegre Et ve Un Sanayi AS	36,324	112,725
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	42,364
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	84,128	179,129

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Sekerbank AS	472,361	$237,603
Tekfen Holding AS	210,781	643,781
Tekstil Bankasi AS (I)	84,007	30,607
Trakya Cam Sanayi AS	365,331	598,790
Turk Hava Yollari (I)	628,584	915,836
Turk Sise ve Cam Fabrikalari AS	652,590	1,245,528
Turkiye Is Bankasi	522,375	1,345,215
Turkiye Sinai Kalkinma Bankasi AS	728,682	776,836
Turkiye Vakiflar Bankasi Tao	1,023,771	2,044,270
Ulker Gida Sanayi ve Ticaret AS	110,020	324,780
Uzel Makina Sanayi AS (I)	22,930	0
Vestel Elektronik Sanayi ve Tracaret AS (I)	118,623	136,298

		18,103,828

TOTAL COMMON STOCKS (Cost $891,763,498)		$807,316,578

PREFERRED SECURITIES - 2.29%
Brazil - 2.28%
Banco ABC Brasil SA	$96,300	$485,021
Banco Daycoval SA	91,000	411,381
Banco do Estado do Rio Grande do Sul SA	123,570	1,051,520
Banco Industrial e Comercial SA	155,800	613,174
Banco Panamericano SA (I)	138,100	452,438
Banco Pine SA	43,000	244,702
Banco Sofisa SA	83,500	155,431
Bardella SA Industrias Mecanicas	916	41,897
Companhia de Ferro Ligas Da Bahia	119,324	628,272
Companhia de Tecidos Norte de Minas SA	92,100	164,093
Confab Industrial SA	365,348	987,085
Eucatex SA Industria e Comercio	41,478	148,463
Forjas Taurus SA	30,405	28,946
Inepar SA Industria e Construcoes	152,248	238,058
Klabin SA	774,600	2,142,226
Metalurgica Gerdau SA	186,700	1,664,189
Parana Banco SA	21,400	111,538
Petroleo Brasileiro SA	190,669	1,936,858
Suzano Papel e Celulose SA	379,300	1,686,450
Telemar Norte Leste SA	65,200	1,341,970
Uniao de Industrias Petroquimicas SA (I)	773,200	135,703
Universo Online SA	48,911	460,171
Usinas Siderurgicas de Minas Gerais SA	782,908	4,380,371

		19,509,957
India - 0.00%
Trent, Ltd., Series B (I)	926	19,664
Malaysia - 0.01%
TA Global BHD (I)	1,233,900	100,490

TOTAL PREFERRED SECURITIES (Cost $24,706,638)		$19,630,111

RIGHTS - 0.01%
Aekyung Petrochemical Company, Ltd.
(Expiration Date: 11/08/2011, Strike Price:
KRW 20,900.00) (I)	2,071	10,548
Bajaj Hindustan, Ltd. (Expiration Date:
10/13/2011, Strike Price: INR 36.00) (I)	229,976	12,913
Banco Pine SA (Expiration Date: 10/10/2011,
Strike Price: BRL 17.20) (I)	3,495	19
Daewoo Securities Company, Ltd. (Expiration
Date: 11/01/2011, Strike Price:
KRW 8,230.00) (I)	41,901	78,961
Jeonbuk Bank (Expiration Date: 12/14/2011,
Strike Price: KRW 5,000.00) (I)	6,828	0

152

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Sahaviriya Steel Industries PLC (Strike Price:
THB 1,000.00) (I)	787	$0

TOTAL RIGHTS (Cost $36,431)		$102,441

WARRANTS - 0.00%
Sunway BHD (Expiration Date: 08/17/2016,
Strike Price: MYR 2.80) (I)	112,151	16,335
Xiwang Sugar Holdings Company, Ltd.
(Expiration Date: 02/22/2012, Strike Price:
HKD 2.55) (I)	80,619	11

TOTAL WARRANTS (Cost $5,735)		$16,346

SECURITIES LENDING COLLATERAL - 7.36%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	6,313,582	63,168,651

TOTAL SECURITIES LENDING
COLLATERAL (Cost $63,169,348)		$63,168,651

SHORT-TERM INVESTMENTS - 3.82%
Money Market Funds* - 3.82%
State Street Institutional Liquid Reserves
Fund, 0.0927% (Y)	$32,782,556	$32,782,556

TOTAL SHORT-TERM INVESTMENTS (Cost $32,782,556)		$32,782,556

Total Investments (Emerging Markets Value Trust)
(Cost $1,012,464,206) - 107.57%		$923,016,683
Other assets and liabilities, net - (7.57%)		(64,938,408)

TOTAL NET ASSETS - 100.00%		$858,078,275

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.54%
Consumer Discretionary - 13.43%
Automobiles - 0.73%
General Motors Company	226,500	$4,570,770
Harley-Davidson, Inc.	256,600	8,809,078

		13,379,848
Distributors - 0.55%
Genuine Parts Company (L)	198,100	10,063,480
Diversified Consumer Services - 0.22%
H&R Block, Inc. (L)	306,400	4,078,184
Hotels, Restaurants & Leisure - 0.45%
Marriott International, Inc., Class A (L)	303,987	8,280,606
Household Durables - 2.07%
Fortune Brands, Inc. (I)	412,200	22,291,776
Whirlpool Corp.	314,600	15,701,686

		37,993,462
Leisure Equipment & Products - 0.97%
Mattel, Inc.	687,975	17,811,673
Media - 5.20%
Cablevision Systems Corp., Class A	511,500	8,045,895
Comcast Corp., Class A	519,100	10,849,190
The Madison Square Garden, Inc., Class A (I)	202,200	4,610,160
The McGraw-Hill Companies, Inc.	482,700	19,790,700
The New York Times Company, Class A (I)(L)	685,700	3,983,917
The Walt Disney Company	606,600	18,295,056

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Time Warner, Inc.	833,900	$24,991,983
WPP PLC	535,670	4,940,029

		95,506,930
Multiline Retail - 1.10%
Kohl’s Corp.	225,900	11,091,690
Macy’s, Inc.	344,300	9,061,976

		20,153,666
Specialty Retail - 2.14%
Home Depot, Inc.	785,900	25,832,533
Staples, Inc.	888,700	11,819,710
Tiffany & Company	25,400	1,544,828

		39,197,071

		246,464,920
Consumer Staples - 7.92%
Beverages - 1.41%
Molson Coors Brewing Company, Class B	168,200	6,662,402
PepsiCo, Inc.	310,000	19,189,000

		25,851,402
Food Products - 3.24%
Archer-Daniels-Midland Company	518,000	12,851,580
Campbell Soup Company (L)	349,300	11,306,841
ConAgra Foods, Inc.	528,400	12,797,848
McCormick & Company, Inc.	187,900	8,673,464
The Hershey Company	232,200	13,755,528

		59,385,261
Household Products - 2.43%
Clorox Company (L)	311,100	20,635,263
Kimberly-Clark Corp.	338,800	24,058,188

		44,693,451
Personal Products - 0.84%
Avon Products, Inc.	783,700	15,360,520

		145,290,634
Energy - 12.62%
Energy Equipment & Services - 1.62%
Diamond Offshore Drilling, Inc. (L)	249,000	13,630,260
Schlumberger, Ltd.	271,000	16,186,830

		29,817,090
Oil, Gas & Consumable Fuels - 11.00%
Anadarko Petroleum Corp.	310,100	19,551,805
BP PLC, ADR	337,375	12,169,116
Chevron Corp.	571,900	52,912,188
ConocoPhillips	159,900	10,124,868
Exxon Mobil Corp.	591,200	42,938,856
Murphy Oil Corp.	443,800	19,598,208
Petroleo Brasileiro SA, ADR, Ordinary Shares	130,800	2,936,460
Royal Dutch Shell PLC, ADR	526,600	32,396,432
Spectra Energy Corp.	373,150	9,153,370

		201,781,303

		231,598,393
Financials - 17.84%
Capital Markets - 2.36%
Legg Mason, Inc.	560,902	14,420,790
Morgan Stanley	370,000	4,995,000
Northern Trust Corp.	381,800	13,355,364
The Bank of New York Mellon Corp.	570,400	10,603,736

		43,374,890

153

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 4.90%
KeyCorp	171,900	$1,019,367
PNC Financial Services Group, Inc.	316,500	15,252,135
Regions Financial Corp. (L)	1,072,200	3,570,426
SunTrust Banks, Inc.	698,400	12,536,280
U.S. Bancorp	1,177,000	27,706,580
Wells Fargo & Company	1,237,800	29,855,736

		89,940,524
Consumer Finance - 3.24%
American Express Company	822,400	36,925,760
Capital One Financial Corp.	275,675	10,925,000
SLM Corp.	930,600	11,585,970

		59,436,730
Diversified Financial Services - 3.54%
Bank of America Corp.	2,408,293	14,738,753
JPMorgan Chase & Company	1,407,275	42,387,123
NYSE Euronext	335,700	7,801,668

		64,927,544
Insurance - 3.48%
Chubb Corp.	148,500	8,908,515
Lincoln National Corp.	486,100	7,597,743
Marsh & McLennan Companies, Inc.	751,100	19,934,194
Sun Life Financial, Inc. (L)	401,500	9,551,685
The Allstate Corp.	752,400	17,824,356

		63,816,493
Real Estate Investment Trusts - 0.32%
Weyerhaeuser Company	376,600	5,856,130

		327,352,311
Health Care - 6.20%
Biotechnology - 0.81%
Amgen, Inc.	268,500	14,754,075
Health Care Providers & Services - 0.54%
Quest Diagnostics, Inc.	201,900	9,965,784
Pharmaceuticals - 4.85%
Bristol-Myers Squibb Company	581,225	18,238,841
Johnson & Johnson	451,700	28,777,807
Merck & Company, Inc.	646,650	21,151,922
Pfizer, Inc.	1,176,235	20,795,835

		88,964,405

		113,684,264
Industrials - 11.58%
Aerospace & Defense - 3.22%
Honeywell International, Inc.	435,200	19,109,632
ITT Corp.	250,600	10,525,200
Lockheed Martin Corp. (L)	147,000	10,678,080
Raytheon Company (L)	71,600	2,926,292
The Boeing Company	261,000	15,793,110

		59,032,314
Air Freight & Logistics - 1.03%
United Parcel Service, Inc., Class B	298,900	18,875,535
Building Products - 0.43%
Masco Corp. (L)	817,500	5,820,600
USG Corp. (I)(L)	309,900	2,085,627

		7,906,227
Commercial Services & Supplies - 0.39%
Avery Dennison Corp.	287,300	7,205,484
Electrical Equipment - 1.51%
Cooper Industries PLC	340,800	15,717,696

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Emerson Electric Company	289,100	$11,942,721

		27,660,417
Industrial Conglomerates - 3.78%
3M Company	351,900	25,262,901
General Electric Company	2,889,000	44,028,360

		69,291,261
Machinery - 1.10%
Illinois Tool Works, Inc.	451,300	18,774,080
Ingersoll-Rand PLC	48,100	1,351,129

		20,125,209
Road & Rail - 0.12%
Canadian Pacific Railway Ltd. (L)	48,200	2,317,938

		212,414,385
Information Technology - 7.09%
Communications Equipment - 1.70%
Cisco Systems, Inc.	936,900	14,512,581
Harris Corp. (L)	485,800	16,599,786

		31,112,367
Computers & Peripherals - 0.82%
Hewlett-Packard Company	669,200	15,023,540
Electronic Equipment, Instruments & Components - 0.54%
Corning, Inc.	793,900	9,812,604
Internet Software & Services - 0.21%
Yahoo!, Inc. (I)	287,900	3,788,764
IT Services - 0.83%
Computer Sciences Corp.	570,224	15,310,514
Semiconductors & Semiconductor Equipment - 1.60%
Analog Devices, Inc.	378,400	11,825,000
Applied Materials, Inc.	1,086,700	11,247,345
Texas Instruments, Inc.	239,000	6,369,350

		29,441,695
Software - 1.39%
Microsoft Corp.	1,026,525	25,550,207

		130,039,691
Materials - 5.28%
Chemicals - 2.16%
E.I. du Pont de Nemours & Company (L)	241,100	9,636,767
International Flavors & Fragrances, Inc.	194,900	10,957,278
Monsanto Company	318,900	19,146,756

		39,740,801
Construction Materials - 0.61%
Vulcan Materials Company (L)	405,900	11,186,604
Metals & Mining - 0.88%
Nucor Corp.	510,600	16,155,384
Paper & Forest Products - 1.63%
International Paper Company	856,200	19,906,650
MeadWestvaco Corp.	404,900	9,944,344

		29,850,994

		96,933,783
Telecommunication Services - 4.48%
Diversified Telecommunication Services - 4.07%
AT&T, Inc.	1,287,549	36,720,897
CenturyLink, Inc.	364,317	12,066,179
Telefonica SA	415,935	7,974,016

154

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	488,200	$17,965,760

		74,726,852
Wireless Telecommunication Services - 0.41%
Vodafone Group PLC	2,864,917	7,398,206

		82,125,058
Utilities - 9.10%
Electric Utilities - 5.80%
Duke Energy Corp. (L)	642,300	12,839,578
Entergy Corp.	346,900	22,996,001
Exelon Corp. (L)	571,600	24,355,876
FirstEnergy Corp.	224,900	10,100,259
Pinnacle West Capital Corp.	247,500	10,627,650
PPL Corp.	334,000	9,532,360
Progress Energy, Inc.	309,800	16,022,856

		106,474,580
Independent Power Producers & Energy Traders - 1.16%
Constellation Energy Group, Inc.	557,400	21,214,644
Multi-Utilities - 2.14%
NiSource, Inc. (L)	961,000	20,546,180
TECO Energy, Inc. (L)	249,200	4,268,796
Xcel Energy, Inc.	583,800	14,414,022

		39,228,998

		166,918,222

TOTAL COMMON STOCKS (Cost $1,753,810,882)		$1,752,821,661

PREFERRED SECURITIES - 0.60%
Consumer Discretionary - 0.60%
General Motors Company, Series B, 4.750% $	314,450	$11,030,906

TOTAL PREFERRED SECURITIES (Cost $15,735,070)		$11,030,906

SECURITIES LENDING COLLATERAL - 6.46%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	11,849,142	118,553,040

TOTAL SECURITIES LENDING
COLLATERAL (Cost $118,563,375)		$118,553,040

SHORT-TERM INVESTMENTS - 3.74%
Money Market Funds - 3.74%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$5,288,387	$5,288,387
T. Rowe Price Prime Reserve
Fund, 0.1383% (Y)	63,321,340	63,321,340

		68,609,727

TOTAL SHORT-TERM INVESTMENTS (Cost $68,609,727)		$68,609,727

Total Investments (Equity-Income Trust)
(Cost $1,956,719,054) - 106.34%		$1,951,015,334
Other assets and liabilities, net - (6.34%)		(116,298,700)

TOTAL NET ASSETS - 100.00%		$1,834,716,634

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.83%
Consumer Discretionary - 1.62%
Specialty Retail - 1.62%
Bed Bath & Beyond, Inc. (I)	37,300	$2,137,663
Consumer Staples - 2.31%
Food & Staples Retailing - 2.31%
CVS Caremark Corp. (L)	90,800	3,049,064
Energy - 3.03%
Oil, Gas & Consumable Fuels - 3.03%
Canadian Natural Resources, Ltd.	136,520	3,995,940
Financials - 82.81%
Capital Markets - 14.62%
Ameriprise Financial, Inc.	37,386	1,471,513
Julius Baer Group, Ltd. (I)	206,432	6,879,258
T. Rowe Price Group, Inc.	11,470	547,922
The Bank of New York Mellon Corp.	340,096	6,322,385
The Charles Schwab Corp.	38,902	438,426
The Goldman Sachs Group, Inc.	38,388	3,629,585

		19,289,089
Commercial Banks - 14.53%
Banco Santander Brasil SA, ADR	43,400	317,688
ICICI Bank, Ltd., ADR	34,573	1,200,375
SKBHC Holdings LLC (I)(R)	387	1,934,572
State Bank of India, GDR	99,569	8,365,631
U.S. Bancorp	29,629	697,467
Wells Fargo & Company	275,881	6,654,250

		19,169,983
Consumer Finance - 9.44%
American Express Company	268,068	12,036,253
The First Marblehead Corp. (I)(L)	410,168	418,371

		12,454,624
Diversified Financial Services - 10.53%
Bank of America Corp.	36,055	220,657
Oaktree Capital Group LLC, Class A (I)(S)	294,700	12,966,800
RHJ International (I)	136,461	704,983

		13,892,440
Insurance - 29.65%
ACE, Ltd.	5,004	303,242
Everest Re Group, Ltd.	54,928	4,360,185
Loews Corp.	246,905	8,530,568
Markel Corp. (I)(L)	18,624	6,651,189
The Progressive Corp.	303,335	5,387,230
Transatlantic Holdings, Inc.	286,109	13,882,009

		39,114,423
Real Estate Management & Development - 4.04%
Brookfield Asset Management, Inc., Class A	193,290	5,325,140

		109,245,699
Industrials - 4.76%
Commercial Services & Supplies - 4.76%
Iron Mountain, Inc. (L)	198,500	6,276,570
Information Technology - 3.98%
IT Services - 3.98%
Cielo SA	55,940	1,246,582
Visa, Inc., Class A (L)	46,763	4,008,524

		5,255,106

		5,255,106

155

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 0.32%
Paper & Forest Products - 0.32%
Sino-Forest Corp. (I)(L)	606,500	$417,584

TOTAL COMMON STOCKS (Cost $146,110,355)		$130,377,626

SECURITIES LENDING COLLATERAL - 9.82%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	1,294,873	12,955,466

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,955,132)		$12,955,466

SHORT-TERM INVESTMENTS - 1.15%
Commercial Paper* - 1.15%
Barclays U.S. Funding LLC, 0.0700%	$1,511,000	$1,510,994

TOTAL SHORT-TERM INVESTMENTS (Cost $1,510,994)		$1,510,994

Total Investments (Financial Services Trust)
(Cost $160,576,481) - 109.80%		$144,844,086
Other assets and liabilities, net - (9.80%)		(12,927,456)

TOTAL NET ASSETS - 100.00%		$131,916,630

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
Affiliated Investment Companies - 100.00%
Equity - 66.07%
John Hancock Variable Insurance Trust (G) - 66.07%
Global, Series NAV (Franklin)	29,447,098	$369,855,556
Mutual Shares, Series NAV (Franklin)	43,955,783	383,294,425
Fixed Income - 33.93%
John Hancock Variable Insurance Trust (G) - 33.93%
Income, Series NAV (Franklin)	38,682,064	386,820,645

		1,139,970,626

TOTAL INVESTMENT COMPANIES (Cost $1,362,016,821)		$1,139,970,626

Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $1,362,016,821) - 100.00%		$1,139,970,626
Other assets and liabilities, net - 0.00%		(45,501)

TOTAL NET ASSETS - 100.00%		$1,139,925,125

Fundamental All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.46%
Consumer Discretionary - 21.63%
Hotels, Restaurants & Leisure - 1.03%
International Speedway Corp., Class A	504,753	$11,528,559
Household Durables - 1.80%
Lennar Corp., Class A	1,479,911	20,037,995
Internet & Catalog Retail - 10.17%
Amazon.com, Inc. (I)	407,560	88,126,699

Fundamental All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Blue Nile, Inc. (I)	719,637	$25,388,793

		113,515,492
Media - 2.22%
CBS Corp., Class B	715,573	14,583,378
Omnicom Group, Inc.	276,240	10,176,682

		24,760,060
Multiline Retail - 1.83%
Target Corp.	416,293	20,415,009
Specialty Retail - 4.58%
Home Depot, Inc.	517,630	17,014,498
Lowe’s Companies, Inc.	1,758,938	34,017,861

		51,032,359

		241,289,474
Consumer Staples - 3.50%
Beverages - 3.50%
Diageo PLC, ADR	150,736	11,445,384
PepsiCo, Inc.	201,531	12,474,769
Tsingtao Brewery Company, Ltd., Series H	2,792,524	15,090,503

		39,010,656

		39,010,656
Energy - 8.08%
Energy Equipment & Services - 2.16%
National Oilwell Varco, Inc.	177,070	9,069,525
Schlumberger, Ltd.	252,133	15,059,904

		24,129,429
Oil, Gas & Consumable Fuels - 5.92%
Apache Corp.	222,682	17,868,004
Chevron Corp.	135,249	12,513,237
Occidental Petroleum Corp.	204,498	14,621,607
Ultra Petroleum Corp. (I)	759,492	21,053,118

		66,055,966

		90,185,395
Financials - 15.68%
Capital Markets - 7.85%
AllianceBernstein Holding LP	1,632,689	22,286,205
State Street Corp.	452,141	14,540,855
T. Rowe Price Group, Inc.	565,173	26,998,314
The Goldman Sachs Group, Inc.	251,356	23,765,710

		87,591,084
Diversified Financial Services - 6.32%
Bank of America Corp.	5,548,279	33,955,467
JPMorgan Chase & Company	507,925	15,298,701
Moody’s Corp.	699,986	21,314,574

		70,568,742
Insurance - 1.51%
Prudential Financial, Inc.	358,955	16,820,631

		174,980,457
Health Care - 11.10%
Biotechnology - 5.19%
Amgen, Inc.	1,053,076	57,866,526
Health Care Equipment & Supplies - 1.34%
Medtronic, Inc.	448,213	14,898,600
Health Care Providers & Services - 2.07%
AMN Healthcare Services, Inc. (I)	1,750,918	7,021,181

156

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Amsurg Corp. (I)	716,593	$16,123,343

		23,144,524
Pharmaceuticals - 2.50%
Merck & Company, Inc.	854,453	27,949,158

		123,858,808
Industrials - 9.05%
Aerospace & Defense - 2.19%
American Science & Engineering, Inc.	400,885	24,474,029
Air Freight & Logistics - 1.40%
United Parcel Service, Inc., Class B	247,108	15,604,870
Commercial Services & Supplies - 2.86%
Avery Dennison Corp.	1,271,200	31,881,696
Professional Services - 2.60%
Robert Half International, Inc.	1,365,987	28,986,244

		100,946,839
Information Technology - 26.59%
Communications Equipment - 11.01%
Cisco Systems, Inc.	2,848,365	44,121,174
QUALCOMM, Inc.	1,349,194	65,611,304
Tellabs, Inc.	3,054,090	13,102,046

		122,834,524
Internet Software & Services - 7.33%
Ancestry.com, Inc. (I)	1,375,540	32,325,190
Bankrate, Inc. (I)	689,180	10,482,428
Google, Inc., Class A (I)	54,258	27,909,230
VistaPrint NV (I)	409,160	11,059,595

		81,776,443
IT Services - 4.82%
Broadridge Financial Solutions, Inc.	1,115,539	22,466,955
Visa, Inc., Class A	365,974	31,371,291

		53,838,246
Software - 3.43%
FactSet Research Systems, Inc.	209,947	18,678,986
Oracle Corp.	682,202	19,606,485

		38,285,471

		296,734,684
Materials - 1.83%
Chemicals - 1.83%
Air Products & Chemicals, Inc.	267,219	20,407,515

TOTAL COMMON STOCKS (Cost $1,301,807,966)		$1,087,413,828

SHORT-TERM INVESTMENTS - 0.96%
Repurchase Agreement - 0.96%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $10,750,009 on 10/03/2011,
collateralized by $10,180,000 U.S. Treasury
Notes, 2.625% due 11/15/2020 (valued at
$10,968,950 including interest)	$10,750,000	$10,750,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,750,000)		$10,750,000

Total Investments (Fundamental All Cap Core Trust)
(Cost $1,312,557,966) - 98.42%		$1,098,163,828
Other assets and liabilities, net - 1.58%		17,663,185

TOTAL NET ASSETS - 100.00%		$1,115,827,013

Fundamental Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.28%
Consumer Discretionary - 15.12%
Hotels, Restaurants & Leisure - 2.75%
Carnival Corp.	239,438	$7,254,971
Household Durables - 2.13%
Dorel Industries, Inc., Class B	107,566	2,289,075
Lennar Corp., Class A	245,413	3,322,892

		5,611,967
Media - 2.66%
Comcast Corp., Class A	172,812	3,611,771
Omnicom Group, Inc.	92,097	3,392,853

		7,004,624
Multiline Retail - 1.68%
Target Corp.	90,106	4,418,798
Specialty Retail - 5.90%
Home Depot, Inc.	307,766	10,116,268
Lowe’s Companies, Inc.	280,291	5,420,828

		15,537,096

		39,827,456
Consumer Staples - 9.54%
Beverages - 4.78%
Diageo PLC, ADR	107,155	8,136,279
PepsiCo, Inc.	72,173	4,467,509

		12,603,788
Food & Staples Retailing - 2.66%
Safeway, Inc.	204,268	3,396,977
Walgreen Company	109,469	3,600,435

		6,997,412
Household Products - 1.02%
The Procter & Gamble Company	42,559	2,688,878
Tobacco - 1.08%
Philip Morris International, Inc.	45,735	2,852,949

		25,143,027
Energy - 10.27%
Energy Equipment & Services - 0.82%
National Oilwell Varco, Inc.	42,036	2,153,084
Oil, Gas & Consumable Fuels - 9.45%
Chevron Corp.	74,592	6,901,252
ConocoPhillips	103,911	6,579,645
Exxon Mobil Corp.	81,285	5,903,730
Occidental Petroleum Corp.	77,290	5,526,235

		24,910,862

		27,063,946
Financials - 23.53%
Capital Markets - 6.36%
AllianceBernstein Holding LP	285,207	3,893,076
Northern Trust Corp.	91,243	3,191,680
State Street Corp.	133,522	4,294,068
The Goldman Sachs Group, Inc.	56,887	5,378,666

		16,757,490
Commercial Banks - 5.91%
U.S. Bancorp	305,541	7,192,435
Wells Fargo & Company	347,165	8,373,620

		15,566,055
Diversified Financial Services - 7.67%
Bank of America Corp.	826,924	5,060,775
JPMorgan Chase & Company	263,347	7,932,012

157

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Moody’s Corp.	237,386	$7,228,404

		20,221,191
Insurance - 3.59%
Prudential Financial, Inc.	124,410	5,829,853
Stewart Information Services Corp.	409,405	3,619,140

		9,448,993

		61,993,729
Health Care - 14.93%
Biotechnology - 4.56%
Amgen, Inc.	218,579	12,010,916
Health Care Equipment & Supplies - 1.87%
Medtronic, Inc.	148,476	4,935,342
Health Care Providers & Services - 2.24%
Amsurg Corp. (I)	127,829	2,876,153
WellPoint, Inc.	46,286	3,021,550

		5,897,703
Pharmaceuticals - 6.26%
Merck & Company, Inc.	213,246	6,975,277
Novartis AG, ADR	72,429	4,039,365
Pfizer, Inc.	309,893	5,478,908

		16,493,550

		39,337,511
Industrials - 11.02%
Aerospace & Defense - 1.50%
The Boeing Company	65,450	3,960,380
Air Freight & Logistics - 2.06%
FedEx Corp.	80,376	5,439,848
Commercial Services & Supplies - 4.22%
Avery Dennison Corp.	304,755	7,643,255
Cintas Corp.	123,160	3,465,722

		11,108,977
Industrial Conglomerates - 2.30%
General Electric Company	397,646	6,060,125
Professional Services - 0.94%
Robert Half International, Inc.	116,625	2,474,783

		29,044,113
Information Technology - 11.72%
Communications Equipment - 7.68%
Cisco Systems, Inc.	676,044	10,471,922
QUALCOMM, Inc.	155,451	7,559,582
Tellabs, Inc.	513,892	2,204,597

		20,236,101
IT Services - 1.44%
Broadridge Financial Solutions, Inc.	187,941	3,785,132
Software - 2.60%
Microsoft Corp.	108,480	2,700,068
Oracle Corp.	144,200	4,144,304

		6,844,372

		30,865,605
Utilities - 1.15%
Electric Utilities - 1.15%
Entergy Corp.	45,688	3,028,658

TOTAL COMMON STOCKS (Cost $299,075,893)		$256,304,045

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.99%
Repurchase Agreement - 0.99%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $2,604,002 on 10/03/2011,
collateralized by $2,005,000 U.S. Treasury
Bonds, 4.625% due 02/15/2040 (valued at
$2,659,151, including interest)	$2,604,000	$2,604,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,604,000)		$2,604,000

Total Investments (Fundamental Large Cap Value Trust)
(Cost $301,679,893) - 98.27%		$258,908,045
Other assets and liabilities, net - 1.73%		4,559,688

TOTAL NET ASSETS - 100.00%		$263,467,733

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.44%
Consumer Discretionary - 6.45%
Automobiles - 0.80%
Harley-Davidson, Inc.	337,028	$11,570,171
Distributors - 0.22%
Li & Fung, Ltd.	1,929,000	3,181,402
Household Durables - 0.19%
Hunter Douglas NV (L)	68,688	2,741,925
Internet & Catalog Retail - 0.87%
Expedia, Inc.	247,730	6,379,048
Liberty Media Corp. - Interactive, Series A (I)	425,495	6,284,561

		12,663,609
Media - 1.40%
Grupo Televisa SA, ADR (L)	174,311	3,205,579
Liberty Media Corp. - Starz, Series A (I)	32,226	2,048,285
The Walt Disney Company	497,890	15,016,362

		20,270,226
Specialty Retail - 2.97%
Bed Bath & Beyond, Inc. (I)	645,878	37,015,268
CarMax, Inc. (I)(L)	247,168	5,894,957

		42,910,225

		93,337,558
Consumer Staples - 17.09%
Beverages - 4.42%
Diageo PLC, ADR	311,582	23,658,421
Heineken Holding NV	444,555	17,148,438
The Coca-Cola Company	341,280	23,056,877

		63,863,736
Food & Staples Retailing - 10.25%
Costco Wholesale Corp.	990,804	81,364,824
CVS Caremark Corp.	1,989,636	66,811,977

		148,176,801
Food Products - 1.30%
Kraft Foods, Inc., Class A	354,500	11,904,110
Nestle SA	25,370	1,394,597
Unilever NV - NY Shares	176,180	5,547,908

		18,846,615

158

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 0.13%
Natura Cosmeticos SA	110,700	$1,884,005
Tobacco - 0.99%
Philip Morris International, Inc.	229,357	14,307,290

		247,078,447
Energy - 11.27%
Energy Equipment & Services - 0.85%
Schlumberger, Ltd.	43,500	2,598,255
Transocean, Ltd.	204,152	9,746,216

		12,344,471
Oil, Gas & Consumable Fuels - 10.42%
Canadian Natural Resources, Ltd.	1,219,210	35,686,277
China Coal Energy Company, Ltd., Series H	6,513,500	5,688,576
Devon Energy Corp.	314,161	17,417,086
EOG Resources, Inc.	652,693	46,347,730
Occidental Petroleum Corp.	530,630	37,940,045
OGX Petroleo e Gas Participacoes SA (I)	1,245,100	7,615,291

		150,695,005

		163,039,476
Financials - 29.71%
Capital Markets - 7.47%
Ameriprise Financial, Inc.	209,437	8,243,440
Julius Baer Group, Ltd. (I)	851,600	28,379,205
The Bank of New York Mellon Corp.	3,189,202	59,287,265
The Charles Schwab Corp.	561,700	6,330,359
The Goldman Sachs Group, Inc.	61,700	5,833,735

		108,074,004
Commercial Banks - 5.07%
Wells Fargo & Company	3,036,026	73,228,947
Consumer Finance - 5.23%
American Express Company	1,684,310	75,625,519
Diversified Financial Services - 0.15%
JPMorgan Chase & Company	74,008	2,229,121
Insurance - 10.20%
ACE, Ltd.	138,030	8,364,618
AON Corp.	40,780	1,711,944
Berkshire Hathaway, Inc. Class A (I)	183	19,544,400
Everest Re Group, Ltd.	24,330	1,931,315
Fairfax Financial Holdings, Ltd.	18,200	7,001,176
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	8,800	3,374,131
Loews Corp.	1,374,727	47,496,818
Markel Corp. (I)(L)	5,123	1,829,577
The Progressive Corp.	2,167,084	38,487,412
Transatlantic Holdings, Inc.	364,629	17,691,799

		147,433,190
Real Estate Management & Development - 1.59%
Brookfield Asset Management, Inc., Class A	426,380	11,746,769
Hang Lung Group, Ltd.	2,205,100	11,213,121

		22,959,890

		429,550,671
Health Care - 12.08%
Health Care Equipment & Supplies - 1.98%
Baxter International, Inc.	215,100	12,075,714
Becton, Dickinson & Company	226,700	16,621,644

		28,697,358
Health Care Providers & Services - 1.55%
Express Scripts, Inc. (I)	604,188	22,397,249

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.29%
Agilent Technologies, Inc. (I)	134,580	$4,205,625
Pharmaceuticals - 8.26%
Johnson & Johnson	704,420	44,878,598
Merck & Company, Inc.	1,522,239	49,792,438
Pfizer, Inc.	455,966	8,061,479
Roche Holdings AG	103,400	16,635,168

		119,367,683

		174,667,915
Industrials - 5.52%
Aerospace & Defense - 0.81%
Lockheed Martin Corp. (L)	160,400	11,651,456
Commercial Services & Supplies - 2.59%
Iron Mountain, Inc. (L)	1,183,391	37,418,823
Marine - 1.08%
China Shipping Development Company, Ltd.	3,821,300	2,368,627
Kuehne & Nagel International AG	118,956	13,306,120

		15,674,747
Transportation Infrastructure - 1.04%
China Merchants Holdings
International Company, Ltd.	5,422,609	14,597,336
LLX Logistica SA (I)	227,700	439,596

		15,036,932

		79,781,958
Information Technology - 6.78%
Computers & Peripherals - 0.64%
Hewlett-Packard Company	410,546	9,216,758
Internet Software & Services - 2.57%
Google, Inc., Class A (I)	72,310	37,194,818
IT Services - 0.40%
Visa, Inc., Class A	66,330	5,685,808
Semiconductors & Semiconductor Equipment - 1.67%
Intel Corp.	177,370	3,783,302
Texas Instruments, Inc.	765,210	20,392,847

		24,176,149
Software - 1.50%
Activision Blizzard, Inc.	864,600	10,288,740
Microsoft Corp.	459,854	11,445,766

		21,734,506

		98,008,039
Materials - 5.35%
Chemicals - 2.75%
Air Products & Chemicals, Inc.	93,400	7,132,958
Ecolab, Inc. (L)	126,855	6,201,941
Monsanto Company	270,060	16,214,402
Potash Corp. of Saskatchewan, Inc.	115,758	5,003,061
Praxair, Inc.	55,813	5,217,399

		39,769,761
Construction Materials - 0.31%
Martin Marietta Materials, Inc. (L)	72,141	4,560,754
Containers & Packaging - 1.13%
Sealed Air Corp.	978,475	16,340,533
Metals & Mining - 1.11%
BHP Billiton PLC	317,520	8,413,636
Rio Tinto PLC	172,534	7,619,947

		16,033,583

159

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 0.05%
Sino-Forest Corp. (I)(L)	1,015,920	$699,478
Sino-Forest Corp. (I)(S)	31,600	21,757

		721,235

		77,425,866
Telecommunication Services - 0.19%
Wireless Telecommunication Services - 0.19%
America Movil SAB de CV,
Series L, ADR (L)	124,400	2,746,754

TOTAL COMMON STOCKS (Cost $1,354,017,566)		$1,365,636,684

PREFERRED SECURITIES - 0.03%
Materials - 0.03%
MMX Mineracao E Metalicos SA (I)	$227,700	$359,670

TOTAL PREFERRED SECURITIES (Cost $318,715)		$359,670

CONVERTIBLE BONDS - 0.06%
Materials - 0.06%
Paper & Forest Products - 0.06%
Sino-Forest Corp. 5.000%, 08/01/2013 (I)(S) $	3,244,100	843,466

TOTAL CONVERTIBLE BONDS (Cost $3,244,100)		$843,466

SECURITIES LENDING COLLATERAL - 4.79%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	6,919,813	69,234,116

TOTAL SECURITIES LENDING
COLLATERAL (Cost $69,230,706)		$69,234,116

SHORT -TERM INVESTMENTS - 4.92%
Commercial Paper* - 4.92%
Barclays U.S. Funding LLC
0.070%, 10/03/2011	$46,184,000	$46,183,820
Mizuho Funding LLC 0.140%, 10/03/2011	25,000,000	24,999,319

		71,183,139

TOTAL SHORT-TERM INVESTMENTS (Cost $71,183,139)		$71,183,139

Total Investments (Fundamental Value Trust)
(Cost $1,497,994,226) - 104.24%		$1,507,257,075
Other assets and liabilities, net - (4.24%)		(61,283,694)

TOTAL NET ASSETS - 100.00%		$1,445,973,381

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.02%
Austria - 0.54%
Telekom Austria AG	292,670	$2,952,617
Bermuda - 0.70%
RenaissanceRe Holdings, Ltd. (L)	60,280	3,845,864
Brazil - 0.80%
Petroleo Brasileiro SA, ADR	63,250	1,310,540
Vale SA, ADR (L)	146,440	3,075,240

		4,385,780
China - 0.60%
China Telecom Corp., Ltd., ADR (L)	53,040	3,282,646

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark - 0.44%
Danske Bank A/S (I)	170,870	$2,394,978
France - 8.66%
Alstom SA (L)	158,720	5,250,568
AXA SA	306,690	3,982,098
Cie Generale des Etablissements Michelin	63,044	3,764,891
Credit Agricole SA	592,610	4,073,754
France Telecom SA	338,330	5,547,855
Sanofi	190,910	12,534,971
Total SA	190,620	8,404,564
Vivendi SA	191,850	3,917,117

		47,475,818
Germany - 5.08%
Deutsche Lufthansa AG	380,420	4,907,418
Deutsche Post AG	185,900	2,375,932
Merck KGaA	42,920	3,511,951
Muenchener Rueckversicherungs AG	42,740	5,297,839
SAP AG	117,890	6,009,471
Siemens AG	63,450	5,732,211

		27,834,822
Hong Kong - 1.10%
AIA Group, Ltd.	754,600	2,145,384
Cheung Kong Holdings, Ltd.	194,000	2,076,809
China Mobile, Ltd.	187,000	1,824,892

		6,047,085
India - 0.53%
ICICI Bank, Ltd., ADR (L)	83,180	2,888,010
Ireland - 1.85%
CRH PLC	415,382	6,406,741
Seagate Technology PLC	362,440	3,725,883

		10,132,624
Italy - 2.38%
Eni SpA	299,420	5,260,940
Intesa Sanpaolo SpA	2,618,130	4,090,858
UniCredit SpA	3,481,975	3,705,423

		13,057,221
Japan - 4.70%
ITOCHU Corp.	179,700	1,716,335
Konica Minolta Holdings, Inc.	319,010	2,185,430
Mazda Motor Corp. (I)(L)	1,444,000	2,906,978
Nintendo Company, Ltd.	33,050	4,814,005
Nissan Motor Company, Ltd.	394,200	3,483,646
Nomura Holdings, Inc.	741,800	2,703,052
Toyota Motor Corp.	155,450	5,313,971
USS Company, Ltd.	30,920	2,630,063

		25,753,480
Netherlands - 6.42%
Akzo Nobel NV	82,830	3,661,739
ING Groep NV (I)	919,950	6,474,619
Koninklijke Philips Electronics NV	328,180	5,874,650
Randstad Holdings NV	149,170	4,758,500
Reed Elsevier NV	269,582	2,947,949
Royal Dutch Shell PLC (London
Stock Exchange)	2,394	74,251
Royal Dutch Shell PLC, A Shares	97,344	3,022,405
Royal Dutch Shell PLC, B Shares	199,440	6,194,564
SBM Offshore NV	125,169	2,170,576

		35,179,253
Norway - 0.68%
Statoil ASA	174,480	3,728,085

160

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia - 0.82%
Gazprom OAO, ADR	471,880	$4,506,454
Singapore - 3.16%
DBS Group Holdings, Ltd.	419,510	3,760,810
Flextronics International, Ltd. (I)(L)	622,360	3,503,887
Singapore Telecommunications, Ltd.	4,169,000	10,065,653

		17,330,350
South Korea - 2.66%
KB Financial Group, Inc., ADR (L)	140,908	4,616,146
Samsung Electronics Company, Ltd.	14,230	9,968,302

		14,584,448
Spain - 0.75%
Telefonica SA	215,740	4,136,017
Sweden - 0.75%
Telefonaktiebolaget LM Ericsson, B Shares	427,054	4,091,868
Switzerland - 8.26%
ACE, Ltd.	80,545	4,881,027
Adecco SA (I)	32,410	1,270,888
Credit Suisse Group AG (I)	188,120	4,881,560
Lonza Group AG (I)	44,630	2,678,948
Noble Corp. (I)(L)	131,450	3,858,058
Novartis AG	37,480	2,091,742
Roche Holdings AG	57,200	9,202,433
Swiss Re, Ltd. (I)	124,520	5,795,415
TE Connectivity, Ltd.	135,420	3,810,719
UBS AG (Swiss Exchange) (I)	378,050	4,303,445
Wolseley PLC	100,842	2,510,280

		45,284,515
Taiwan - 1.09%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,642,363	5,986,962
Turkey - 0.79%
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	382,250	4,311,780
United Kingdom - 11.30%
Aviva PLC	1,256,769	5,938,408
BAE Systems PLC	592,240	2,441,631
BP PLC	1,137,675	6,823,667
Carillion PLC	166,950	861,375
GlaxoSmithKline PLC	512,860	10,588,753
HSBC Holdings PLC	610,662	4,685,024
International Consolidated
Airlines Group SA (I)	1,737,280	4,103,549
International Consolidated
Airlines Group SA (I)	592,720	1,395,554
Kingfisher PLC	1,640,530	6,288,429
Rentokil Initial PLC (I)	1,196,720	1,324,495
Tesco PLC	890,920	5,211,394
Vodafone Group PLC	4,767,350	12,310,946

		61,973,225
United States - 32.96%
Abbott Laboratories	56,860	2,907,820
American Express Company (L)	118,100	5,302,690
Amgen, Inc.	272,420	14,969,479
Baker Hughes, Inc.	97,160	4,484,906
Bank of America Corp.	257,130	1,573,636
Brocade Communications Systems, Inc. (I)(L)	584,460	2,524,867
Chevron Corp.	64,000	5,921,280
Cisco Systems, Inc.	505,220	7,825,858
Citigroup, Inc.	176,620	4,525,004
Comcast Corp., Special Class A	558,000	11,545,020
CVS Caremark Corp.	203,110	6,820,434

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Dell, Inc. (I)	171,320	$2,424,178
FedEx Corp.	46,300	3,133,584
General Electric Company	407,240	6,206,338
Home Depot, Inc. (L)	75,340	2,476,426
JPMorgan Chase & Company	82,200	2,475,864
Medtronic, Inc.	164,650	5,472,966
Merck & Company, Inc.	217,350	7,109,519
Microsoft Corp.	547,730	13,633,000
Morgan Stanley	320,480	4,326,480
News Corp., Class A	741,490	11,470,850
Oracle Corp.	202,630	5,823,586
Pfizer, Inc.	651,450	11,517,636
Quest Diagnostics, Inc. (L)	99,590	4,915,762
Sprint Nextel Corp. (I)(L)	1,662,580	5,054,243
Target Corp.	67,980	3,333,739
The Progressive Corp.	6,550	116,328
The Walt Disney Company	115,640	3,487,702
Time Warner Cable, Inc.	76,882	4,818,194
Time Warner, Inc. (L)	145,233	4,352,633
United Parcel Service, Inc., Class B	113,280	7,153,632
Viacom, Inc., Class B	76,070	2,946,952

		180,650,606

TOTAL COMMON STOCKS (Cost $696,957,940)		$531,814,508

SECURITIES LENDING COLLATERAL - 6.63%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	3,631,458	36,333,466

TOTAL SECURITIES LENDING
COLLATERAL (Cost $36,332,317)		$36,333,466

SHORT -TERM INVESTMENTS - 1.64%
Repurchase Agreement - 1.64%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $9,000,008 on 10/03/2011,
collateralized by $7,915,000 Federal
National Mortgage Association, 4.377% due
01/23/2018 (valued at $9,181,400,
including interest).	$9,000,000	$9,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,000,000)		$9,000,000

Total Investments (Global Trust)
(Cost $742,290,257) - 105.29%		$577,147,974
Other assets and liabilities, net - (5.29%)		(28,991,902)

TOTAL NET ASSETS - 100.00%		$548,156,072

Global Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 18.91%
U.S. Government - 1.26%
U.S. Treasury Bonds
3.750%, 08/15/2041	$4,200,000	$4,908,750
5.500%, 08/15/2028 (F)	3,700,000	5,182,890
U.S. Treasury Notes
3.125%, 05/15/2021	1,400,000	1,556,408
3.625%, 02/15/2021 (F)	300,000	347,063

		11,995,111

161

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 17.65%
Federal Home Loan Mortgage Corp.
5.198%, 03/01/2035 (P)		$499,402	$533,516
Federal National Mortgage Association
2.142%, 12/01/2034 (P)		305,929	317,408
2.555%, 11/01/2034 (P)		1,675,256	1,760,933
4.000%, TBA		157,000,000	164,604,169
5.028%, 05/01/2035 (P)		297,445	319,098
Government National
Mortgage Association
2.125%, 11/20/2023 to 10/20/2026 (P)		75,307	77,159
2.250%, 01/20/2030 (P)		21,443	22,114
2.375%, 02/20/2024 to 06/20/2030 (P)		83,948	86,836

			167,721,233

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $177,040,571)			$179,716,344

FOREIGN GOVERNMENT
OBLIGATIONS - 25.51%
Canada - 2.62%
Government of Canada
1.750%, 03/01/2013	CAD	17,000,000	16,422,953
2.750%, 09/01/2016		700,000	710,821
Province of Ontario
4.000%, 06/02/2021		2,600,000	2,662,823
6.200%, 06/02/2031		300,000	385,334
Province of Quebec Canada
2.750%, 08/25/2021		$4,300,000	4,267,131
5.000%, 12/01/2041	CAD	400,000	456,544

			24,905,606
France - 0.94%
Societe Financement de l’Economie
Francaise
2.250%, 06/11/2012 (S)		$8,800,000	8,898,762

			8,898,762
Germany - 5.80%
Federal Republic of Germany
3.250%, 01/04/2020	EUR	1,000,000	1,501,927
4.750%, 07/04/2028		1,600,000	2,780,463
5.500%, 01/04/2031		8,200,000	15,675,191
5.625%, 01/04/2028		3,900,000	7,390,170
6.500%, 07/04/2027		13,600,000	27,791,513

			55,139,264
Italy - 0.42%
Republic of Italy
2.100%, 09/15/2021		1,967,279	2,137,522
4.000%, 02/01/2037		1,900,000	1,846,015

			3,983,537
Japan - 2.22%
Government of Japan
0.200%, 02/15/2012	JPY	1,630,000,000	21,140,147

			21,140,147
Mexico - 1.74%
Government of Mexico
Zero Coupon 10/20/2011 (Z)	MXN	800,000,000	5,757,596
6.250%, 06/16/2016		91,700,000	6,872,463
8.000%, 06/11/2020		20,000,000	1,596,852
10.000%, 12/05/2024		24,900,000	2,289,724

			16,516,635

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
New Zealand - 2.92%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	21,600,000	$17,254,206
6.000%, 05/15/2021		11,100,000	9,461,799
New Zealand Government Bond
5.500%, 04/15/2023		1,300,000	1,066,990

			27,782,995
Norway - 0.56%
Kommunalbanken AS
2.000%, 01/14/2013		$5,200,000	5,294,578

			5,294,578
Spain - 1.49%
Kingdom of Spain
3.286%, 03/25/2014 (P)	EUR	11,000,000	14,199,751

			14,199,751
United Kingdom - 6.80%
Government of United Kingdom
2.000%, 01/22/2016	GBP	1,100,000	1,769,769
4.250%, 12/07/2027 to 12/07/2040		18,800,000	33,250,826
4.500%, 09/07/2034		2,900,000	5,324,059
4.750%, 12/07/2030		8,700,000	16,505,081
5.000%, 03/07/2025		4,000,000	7,779,538

			64,629,273

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $239,493,066)			$242,490,548

CORPORATE BONDS - 47.13%
Australia - 5.14%
Commonwealth Bank of Australia
0.666%, 07/12/2013 (P) (S)		$8,000,000	7,996,000
0.858%, 06/25/2014 (P) (S)		14,800,000	14,892,870
2.500%, 12/10/2012 (S)		5,500,000	5,620,637
ING Bank Australia, Ltd.
5.408%, 06/24/2014 (P)	AUD	10,000,000	9,781,609
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		$500,000	534,004
National Australia Bank, Ltd.
0.746%, 07/08/2014 (P) (S)		5,000,000	5,020,430
5.750%, 12/19/2013	AUD	40,000	40,017
Westpac Banking Corp.
2.900%, 09/10/2014 (S)		$4,700,000	4,983,457

			48,869,024
Bermuda - 0.03%
Qtel International Finance, Ltd.
5.000%, 10/19/2025		300,000	293,438

			293,438
Canada - 1.02%
Honda Canada Finance, Inc., Series E
1.458%, 03/26/2012 (P)	CAD	10,200,000	9,721,323

			9,721,323
Cayman Islands - 0.28%
IPIC, Ltd.
5.000%, 11/15/2020 (S)		$600,000	615,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		500,000	495,000
Petrobras International Finance Company
5.375%, 01/27/2021		1,000,000	1,011,000
7.875%, 03/15/2019		500,000	580,000

			2,701,000

162

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Denmark - 0.03%
Nykredit Realkredit A/S
6.000%, 10/01/2029	DKK	144,204	$28,231
Realkredit Danmark A/S, Series 73D
2.340%, 01/01/2038 (P)		1,282,347	226,700

			254,931
France - 7.23%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,637,809
3.000%, 07/23/2013	EUR	200,000	271,036
4.750%, 05/28/2013		2,700,000	3,759,489
Cie de Financement Foncier
1.625%, 07/23/2012 (S)		$7,200,000	7,215,862
2.000%, 02/17/2012	EUR	6,800,000	9,112,841
2.125%, 04/22/2013 (S)		$4,900,000	4,909,094
2.250%, 01/25/2013	EUR	300,000	401,941
2.500%, 09/16/2015 (S)		$5,100,000	5,038,759
Credit Agricole Home Loan
1.002%, 07/21/2014 (P) (S)		5,200,000	5,072,928
Dexia Credit Local SA
0.496%, 01/12/2012 (P) (S)		8,000,000	7,998,056
2.750%, 01/10/2014 (S)		15,500,000	15,403,389
Vivendi SA
5.750%, 04/04/2013 (S)		3,700,000	3,903,770

			68,724,974
Germany - 6.08%
FMS Wertmanagement
2.375%, 12/15/2014	EUR	11,900,000	16,312,885
2.750%, 06/03/2016		3,700,000	5,128,391
3.375%, 06/17/2021		2,200,000	3,109,518
IKB Deutsche Industriebank AG
2.125%, 09/10/2012		3,400,000	4,592,634
Kreditanstalt fuer Wiederaufbau
1.250%, 06/17/2013		7,700,000	10,349,488
2.000%, 09/07/2016		4,700,000	6,347,268
5.500%, 06/05/2014	AUD	5,200,000	5,179,575
6.250%, 05/19/2021		6,500,000	6,756,099

			57,775,858
Ireland - 0.06%
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		$600,000	586,500

			586,500
Italy - 0.44%
Intesa Sanpaolo SpA
2.708%, 02/24/2014 (P) (S)		4,600,000	4,142,318

			4,142,318
Jersey, C.I. - 0.47%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (I) (Q)	GBP	1,700,000	2,200,314
HBOS Euro Finance LP (7.627% to
12/09/2011, the n 3 month
EURIBOR + 2.875%)
12/09/2011 (Q)	EUR	2,334,000	2,220,153

			4,420,467
Luxembourg - 0.42%
ALROSA Finance SA
7.750%, 11/03/2020		$2,100,000	1,979,250

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Luxembourg (continued)
Sunrise Communications International SA
7.000%, 12/31/2017	EUR	1,600,000	$2,036,420

			4,015,670
Netherlands - 3.92%
ABN Amro Bank NV
3.250%, 01/18/2013		3,200,000	4,366,487
3.750%, 01/12/2012		400,000	539,307
Achmea Hypotheekbank NV
3.200%, 11/03/2014		$4,900,000	5,182,701
3.200%, 11/03/2014 (S)		2,400,000	2,538,466
EuroCredit CDO I, BV
2.647%, 09/03/2012 (P)	EUR	592,786	779,609
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014		5,900,000	8,293,885
Gazprom OAO Via White Nights
Finance BV
10.500%, 03/08/2014		$2,700,000	2,987,550
LeasePlan Corp. NV
3.250%, 05/22/2014	EUR	1,800,000	2,520,286
NIBC Bank NV
2.800%, 12/02/2014 (S)		$3,500,000	3,668,347
3.500%, 04/07/2014	EUR	1,700,000	2,390,916
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		$2,200,000	2,645,500
Ziggo Finance BV
6.125%, 11/15/2017	EUR	1,000,000	1,299,557

			37,212,611
Norway - 0.52%
DnB NOR Boligkreditt
2.375%, 07/20/2015		3,700,000	4,971,157

			4,971,157
Singapore - 0.07%
ICICI Bank, Ltd.
2.058%, 02/24/2014 (P) (S)		$700,000	685,122

			685,122
South Korea - 0.26%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,800,000	2,475,697

			2,475,697
Sweden - 0.26%
Stadshypotek AB
3.750%, 12/12/2013		1,800,000	2,515,598

			2,515,598
United Kingdom - 8.37%
Abbey National Treasury Services PLC
3.125%, 06/30/2014		4,300,000	5,783,231
Bank of Scotland PLC
4.375%, 07/13/2016		900,000	1,265,370
4.500%, 10/23/2013		200,000	279,315
Barclays Bank PLC
2.700%, 03/05/2012 (S)		$100,000	100,943
10.179%, 06/12/2021 (S)		1,840,000	1,946,867
BP Capital Markets PLC
3.125%, 10/01/2015		3,000,000	3,101,580
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		4,200,000	4,651,294
HBOS PLC
6.750%, 05/21/2018 (S)		3,100,000	2,645,500

163

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	1,100,000	$1,039,713
11.040%, 03/19/2020	GBP	2,800,000	3,776,868
LBG Capital No.2 PLC
7.625%, 12/09/2019		3,138,000	3,547,715
Lloyds TSB Bank PLC
1.372%, 04/02/2012 (P) (S)		$3,300,000	3,315,226
2.603%, 01/24/2014 (P)		900,000	876,083
Nationwide Building Society
2.875%, 09/14/2015	EUR	4,700,000	6,303,417
4.625%, 09/13/2012		1,700,000	2,326,448
5.500%, 07/18/2012 (S)		$4,100,000	4,233,672
5.500%, 07/18/2012		4,000,000	4,129,104
Pearson Dollar Finance Two PLC
5.500%, 05/06/2013 (S)		3,000,000	3,192,333
Royal Bank of Scotland PLC
2.625%, 05/11/2012 (S)		4,000,000	4,050,828
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		400,000	433,043
The Royal Bank of Scotland PLC
0.579%, 03/30/2012 (P) (S)		13,900,000	13,907,895
2.750%, 06/18/2013	EUR	1,800,000	2,426,451
Virgin Media Secured Finance PLC
7.000%, 01/15/2018	GBP	1,000,000	1,594,487
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		$4,300,000	4,618,295

			79,545,678
United States - 12.53%
Ally Financial, Inc.
6.000%, 12/15/2011		1,550,000	1,555,813
6.875%, 08/28/2012		1,000,000	1,018,750
7.000%, 02/01/2012		2,100,000	2,113,125
Altria Group, Inc.
9.250%, 08/06/2019		4,000,000	5,249,108
American International Group, Inc.
(8.000% to 05/22/2018, then 3 month
EURIBOR + 4.450%)
8.000%, 05/22/2038	EUR	5,600,000	5,852,027
American International Group, Inc.,
Series A3 (4.875% to 03/15/2017, then
3 month EURIBOR + 1.730%)
4.875%, 03/15/2067		400,000	311,715
AutoZone, Inc.
5.875%, 10/15/2012		$800,000	835,868
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	6,700,000	9,033,027
Bank of America Corp.
4.000%, 03/28/2018 (P)		1,600,000	1,456,681
Bank of America Corp. (4.750% to
05/23/2012, then 1 month
EURIBOR + 0.770%)
4.750%, 05/23/2017		4,100,000	3,943,813
Boston Scientific Corp.
6.400%, 06/15/2016		$1,600,000	1,789,392
Citigroup, Inc.
0.607%, 06/09/2016 (P)		500,000	416,276
1.000%, 05/31/2017 (P)	EUR	2,000,000	2,080,956
5.500%, 04/11/2013 to 10/15/2014		$850,000	882,996
6.000%, 08/15/2017		2,500,000	2,655,055
6.125%, 05/15/2018		3,100,000	3,328,517
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,227,940
Computer Sciences Corp.
6.500%, 03/15/2018		2,350,000	2,540,872

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Dexia Credit Local/New York
2.000%, 03/05/2013 (S)		$5,000,000	$4,952,885
Ford Motor Credit Company LLC
7.250%, 10/25/2011		5,100,000	5,106,365
GATX Financial Corp.
5.500%, 02/15/2012		3,000,000	3,036,222
HCA, Inc.
7.875%, 02/15/2020		200,000	207,000
International Lease Finance Corp.
5.350%, 03/01/2012		1,100,000	1,089,000
5.875%, 05/01/2013		2,800,000	2,702,000
6.500%, 09/01/2014 (S)		2,800,000	2,800,000
6.625%, 11/15/2013		600,000	582,000
6.750%, 09/01/2016 (S)		2,300,000	2,305,750
JPMorgan & Company, Inc., Series A
7.140%, 02/15/2012 (P)		360,000	363,467
JPMorgan Chase & Company
3.450%, 03/01/2016		300,000	301,421
6.300%, 04/23/2019		500,000	566,320
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (H)		4,500,000	1,080,000
6.875%, 05/02/2018 (H)		2,100,000	511,875
- 11/16/2009 (H)		4,100,000	948,125
Loews Corp.
5.250%, 03/15/2016		400,000	435,217
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015		910,000	1,014,189
Masco Corp.
5.875%, 07/15/2012		300,000	305,330
Merrill Lynch & Company, Inc.
1.317%, 01/31/2014 (P)	EUR	3,000,000	3,552,751
6.750%, 05/21/2013		100,000	133,424
6.875%, 04/25/2018		$1,068,000	1,069,442
Morgan Stanley
1.426%, 01/16/2017	EUR	300,000	319,298
1.853%, 01/24/2014 (P)		$2,200,000	2,052,560
1.870%, 03/01/2013 (P)	EUR	1,300,000	1,645,869
2.026%, 01/16/2017 (P)		1,200,000	1,277,192
Sealed Air Corp.
5.625%, 07/15/2013 (S)		$4,200,000	4,388,756
Simon Property Group LP
6.125%, 05/30/2018		3,000,000	3,376,611
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,654,300
Springleaf Finance Corp.
6.900%, 12/15/2017		3,000,000	2,160,000
Sprint Capital Corp.
8.750%, 03/15/2032		300,000	260,625
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,217,500
The Bear Stearns Companies LLC
7.250%, 02/01/2018		3,100,000	3,657,851
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		3,000,000	3,298,227
The Goldman Sachs Group, Inc.
2.551%, 02/02/2015 (P)	EUR	1,800,000	2,156,562
Wal-Mart Stores, Inc.
5.000%, 10/25/2040		$1,200,000	1,375,235
6.200%, 04/15/2038		500,000	646,429

164

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
WM Covered Bond Program
4.000%, 09/27/2016	EUR	900,000	$1,255,208

			119,096,937

TOTAL CORPORATE BONDS (Cost $456,061,669)			$448,008,303

MUNICIPAL BONDS - 3.44%
California - 1.56%
Bay Area Toll Authority
6.907%, 10/01/2050		$2,000,000	2,642,680
Golden State Tobacco Securitization Corp.
5.125%, 06/01/2047		200,000	127,214
5.750%, 06/01/2047		6,505,000	4,588,107
Los Angeles Community College District
6.750%, 08/01/2049		2,300,000	3,152,909
Metropolitan Water District Southern
California 5.000%, 10/01/2036		45,000	45,945
State of California
7.600%, 11/01/2040		2,600,000	3,249,402
7.700%, 11/01/2030		900,000	1,033,101

			14,839,358
Georgia - 0.08%
Municipal Electric Authority of Georgia
6.655%, 04/01/2057		700,000	743,148

			743,148
Illinois - 0.02%
City of Chicago Illinois, Series A
8.834%, 01/01/2014 (P)		230,000	232,850

			232,850
Iowa - 0.04%
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		420,000	392,948

			392,948
New York - 0.41%
City of New York 4.937%, 12/01/2019		2,700,000	3,063,339
New York City Municipal Water Finance
Authority, Series 1289
8.952%, 12/15/2013 (P)		300,000	326,310
Triborough Bridge & Tunnel Authority
5.550%, 11/15/2040		400,000	482,576

			3,872,225
Ohio - 1.03%
American Municipal Power, Inc.
7.734%, 02/15/2033		1,600,000	2,090,176
8.084%, 02/15/2050		4,100,000	5,822,656
Buckeye Tobacco Settlement Financing
Authority 5.875%, 06/01/2047		2,700,000	1,886,544

			9,799,376
Puerto Rico - 0.01%
Puerto Rico Sales Tax Financing Corp.
Zero Coupon 08/01/2054 (Z)		800,000	56,824

			56,824
Texas - 0.29%
Northside Independent School District
5.741%, 08/15/2035		900,000	949,509
5.891%, 08/15/2040		1,700,000	1,802,153

			2,751,662

TOTAL MUNICIPAL BONDS (Cost $30,155,087)			$32,688,391

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CAPITAL PREFERRED SECURITIES - 0.29%
Cayman Islands - 0.27%
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBP
LIBOR + 2.060%) 01/25/2017 (Q)	GBP	1,800,000	$2,568,333

			2,568,333
United States - 0.02%
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month
LIBOR + 1.865%) 07/01/2013 (I) (Q)		$300,000	135,000
State Street Capital Trust IV
1.347%, 06/15/2037 (P)		20,000	13,704

			148,704

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,585,519)			$2,717,037

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.10%
Australia - 1.25%
Crusade Global Trust, Series 2005-2,
Class A2
5.070%, 08/14/2037 (P)	AUD	3,521,188	3,294,186
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.368%, 02/21/2038 (P) (S)		$591,801	567,122
Series 2005-P11, Class BA,
5.225%, 08/22/2037 (P)	AUD	2,365,330	2,211,344
Series 2004-P10, Class BA,
5.350%, 07/12/2036 (P)		443,610	419,418
Swan, Series 2006-1E, Class A2
4.970%, 05/12/2037 (P)		1,417,374	1,342,855
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
6.210%, 11/07/2040 (P)		2,191,773	2,132,793
Torrens Trust, Series 2007-1, Class A
5.210%, 10/19/2038 (P)		2,067,759	1,932,489

			11,900,207
Ireland - 0.19%
Immeo Residential Finance PLC,
Series 2007-2, Class A
1.688%, 12/15/2016 (P)	EUR	1,448,509	1,798,146

			1,798,146
Netherlands - 0.04%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
1.566%, 07/01/2034 (P)		50,730	65,244
Delphinus BV, Series 2001-II, Class A1
1.829%, 11/28/2031 (P)		61,983	82,907
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
1.785%, 11/20/2035 (P)		159,331	209,418

			357,569
United Kingdom - 3.39%
Alba PLC, Series 2006-2, Class A3A
1.088%, 12/15/2038 (P)	GBP	320,391	374,231
Gosforth Funding PLC, Series 2011-1,
Class A2
2.283%, 04/24/2047 (P)		2,700,000	4,185,844
Great Hall Mortgages PLC
Series 2007-1, Class A2A,
1.052%, 03/18/2039 (P)		1,807,897	2,301,793
Series 2007-1, Class A2B,
1.661%, 03/18/2039 (P)	EUR	1,807,896	1,984,232

165

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United Kingdom (continued)
Great Hall Mortgages PLC (continued)
Series 2006-1, Class A2B,
1.681%, 06/18/2038 (P)	EUR	2,513,809	$2,877,910
Holmes Master Issuer PLC
Series 2011-1A, Class A3,
2.955%, 10/15/2054 (S) (P)		3,600,000	4,791,103
Series 2010-1A, Class A3,
3.001%, 10/15/2054 (S)		4,500,000	6,022,375
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.568%, 12/15/2049 (P)	GBP	5,005,191	5,942,029
Newgate Funding PLC, Series 2007-3X,
Class A1
1.518%, 12/15/2050 (P)		1,341,185	2,017,353
RMAC Securities PLC,
Series 2006-NS1X, Class A2C
1.682%, 06/12/2044 (P)	EUR	1,606,856	1,743,684

			32,240,554
United States - 9.23%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.871%, 09/25/2035 (P)		$188,241	132,177
American Home Mortgage Assets,
Series 2006-5, Class A1
1.162%, 11/25/2046 (P)		1,141,787	492,382
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.258%, 10/25/2034 (P)		102,117	86,359
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.521%, 05/20/2035 (P)		490,490	253,778
Series 2006-J, Class 4A1,
5.747%, 01/20/2047 (P)		280,815	187,877
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
2.831%, 03/25/2035 (P)		1,406,150	1,112,883
BCAP LLC Trust, Series 2006-AA2,
Class A1
0.405%, 01/25/2037 (P)		2,824,560	1,401,516
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-6, Class 1A1,
2.595%, 08/25/2033 (P)		199,471	189,807
Series 2003-7, Class 6A,
2.661%, 10/25/2033 (P)		182,826	173,090
Series 2005-2, Class A1,
2.710%, 03/25/2035 (P)		2,347,040	2,177,511
Series 2005-2, Class A2,
2.731%, 03/25/2035 (P)		854,661	805,457
Series 2004-2, Class 23A,
2.814%, 05/25/2034 (P)		128,254	119,429
Series 2003-9, Class 2A1,
2.846%, 02/25/2034 (P)		32,574	28,028
Series 2004-2, Class 22A,
2.876%, 05/25/2034 (P)		370,089	330,370
Series 2004-9, Class 22A1,
3.284%, 11/25/2034 (P)		151,715	141,114
Series 2005-12, Class 23A1,
5.653%, 02/25/2036 (P)		1,231,131	727,775

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bear Stearns Alt-A Trust
Series 2006-1, Class 21A2,
2.725%, 02/25/2036 (P)	$2,364,798	$904,110
Series 2005-7, Class 22A1,
2.772%, 09/25/2035 (P)	1,504,724	1,015,389
Series 2005-9, Class 24A1,
2.813%, 11/25/2035 (P)	1,195,290	654,149
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.572%, 01/26/2036 (P)	2,536,058	1,509,077
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.370%, 08/25/2035 (P)	768,802	698,844
Series 2005-6, Class A2,
2.450%, 08/25/2035 (P)	860,506	712,669
Series 2006-AR1, Class 1A1,
2.660%, 10/25/2035 (P)	341,776	268,323
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4
5.322%, 12/11/2049	5,600,000	5,776,473
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A1
3.156%, 07/10/2046 (S)	2,947,195	2,974,459
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.415%, 05/25/2047 (P)	2,596,901	1,413,046
Series 2006-OA9, Class 2A1B,
0.431%, 07/20/2046 (P)	845,497	326,988
Series 2007-11T1, Class A12,
0.585%, 05/25/2037 (P)	646,701	323,889
Series 2005-56, Class 2A3,
1.742%, 11/25/2035 (P)	204,064	109,966
Series 2005-56, Class 2A2,
2.282%, 11/25/2035 (P)	170,169	91,946
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	282,954	233,335
Series 2007-7T2, Class A9,
6.000%, 04/25/2037	369,076	249,016
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	289,757	177,291
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-2, Class 2A1,
0.555%, 03/25/2035 (P)	146,961	87,763
Series 2004-25, Class 1A1,
0.565%, 02/25/2035 (P)	63,996	44,117
Series 2004-25, Class 2A1,
0.575%, 02/25/2035 (P)	96,328	64,927
Series 2004-HYB5, Class 2A1,
2.699%, 04/20/2035 (P)	144,116	130,310
Series 2004-12, Class 11A1,
2.793%, 08/25/2034 (P)	115,739	80,889
Series 2004-22, Class A3,
3.033%, 11/25/2034 (P)	372,305	280,116
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2002-AR13, Class 3A,
1.836%, 05/25/2032 (P)	5,285	4,786
Series 2003-AR18, Class 2A3,
2.440%, 07/25/2033 (P)	30,944	26,477
Series 2003-AR20, Class 2A1,
2.569%, 08/25/2033 (P)	499,782	473,891

166

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Credit Suisse First Boston Mortgage
Securities Corp. (continued)
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	$29,978	$31,543
Credit Suisse Mortgage Capital
Certificates, Series 2007-C3, Class A2
5.903%, 06/15/2039 (P)	947,854	959,317
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2006-AR2,
Class 2AB3
0.540%, 11/19/2037 (P)	2,600,000	120,593
Federal Home Loan Mortgage Corp.
Series 2752, Class FM,
0.579%, 12/15/2030 (P)	61,850	61,888
Series T-62, Class 1A1,
1.451%, 10/25/2044 (P)	2,011,789	1,936,411
Federal National Mortgage Association
Series 2004-W2, Class 5AF,
0.585%, 03/25/2044 (P)	102,504	97,711
Series 2002-W8, Class F,
0.635%, 09/25/2032 (P)	28,395	28,257
Series 2010-136, Class FA,
0.735%, 12/25/2040 (P)	3,572,054	3,559,926
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.566%, 12/25/2033 (P)	176,172	160,587
Series 2005-AR3, Class 2A1,
2.746%, 08/25/2035 (P)	183,502	145,503
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.579%, 11/15/2031 (P)	104,904	95,808
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.959%, 06/25/2034 (P)	36,523	29,938
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	3,819,929	4,541,704
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.315%, 10/25/2046 (P)	374,742	345,459
Series 2006-OH1, Class A1,
0.415%, 01/25/2037 (P)	364,297	195,015
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.810%, 10/25/2033 (P)	31,455	25,252
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.850%, 03/25/2033 (P)	166,500	156,065
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.420%, 01/19/2038 (P)	853,433	512,440
Series 2005-4, Class 3A1,
2.765%, 07/19/2035 (P)	76,007	51,001
Series 2003-1, Class A,
2.955%, 05/19/2033 (P)	340,061	306,996
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.662%, 12/25/2034 (P)	115,810	80,007
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	491,461	461,565
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.105%, 11/25/2033 (P)	182,101	173,194

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
JPMorgan Mortgage Trust (continued)
Series 2007-A1, Class 5A6,
2.860%, 07/25/2035 (P)	$785,527	$577,317
Series 2007-A1, Class 5A5,
2.860%, 07/25/2035 (P)	864,080	812,601
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	1,451,551	1,343,156
Mastr Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.475%, 05/25/2037 (P)	528,773	227,820
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.669%, 12/15/2030 (P)	67,721	61,758
Merrill Lynch Commercial Trust,
Series 2008-LAQA, Class A1
0.764%, 07/09/2021 (P) (S)	2,699,443	2,599,034
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.445%, 02/25/2036 (P)	5,383,736	3,570,758
Series 2005-A8, Class A3A2,
0.485%, 08/25/2036 (P)	184,864	138,100
Series 2003-A2, Class 1A1,
2.277%, 02/25/2033 (P)	197,877	172,014
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	2,400,000	2,577,305
Series 2007-8, Class A3,
6.166%, 08/12/2049 (P)	3,200,000	3,365,606
MLCC Mortgage Investors, Inc.
Series 2005-3, Class 4A,
0.485%, 11/25/2035 (P)	1,292,913	1,058,478
Series 2005-2, Class 1A,
1.653%, 10/25/2035 (P)	1,169,300	1,012,760
NCUA Guaranteed Notes
Series 2010-R2, Class 1A,
0.594%, 11/06/2017 (P)	12,031,872	12,035,601
Series 2010-R1, Class 1A,
0.674%, 10/07/2020 (P)	4,450,074	4,457,016
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.385%, 02/25/2047 (P)	747,936	323,162
Series 2006-QO6, Class A1,
0.415%, 06/25/2046 (P)	3,058,947	1,039,198
Series 2007-QH4, Class A2,
0.465%, 05/25/2037 (P)	1,046,039	237,772
Series 2006-QA2, Class 2A1,
5.714%, 02/25/2036 (P)	917,413	416,773
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.635%, 01/25/2046 (P)	795,124	334,630
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036	497,715	334,399
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.033%, 09/25/2035 (P)	212,077	134,565
Sequoia Mortgage Trust
Series 5, Class A,
0.580%, 10/19/2026 (P)	48,813	41,730
Series 2003-4, Class 2A1,
0.581%, 07/20/2033 (P)	265,050	220,792

167

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.488%, 02/25/2034 (P)		$211,518	$191,304
Series 2004-4, Class 3A2,
2.534%, 04/25/2034 (P)		503,893	409,842
Series 2005-18, Class 6A1,
2.535%, 09/25/2035 (P)		493,703	381,068
Series 2004-12, Class 7A1,
2.596%, 09/25/2034 (P)		586,994	542,999
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.445%, 05/25/2046 (P)		808,352	415,537
Series 2004-AR3, Class 1A2,
0.810%, 07/19/2034 (P)		121,674	99,733
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.345%, 11/25/2046 (P)		1,070,749	1,065,457
Series 2003-5, Class 1A,
2.984%, 10/25/2043 (P)		1,193,894	985,600
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048		192,000	203,867
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.465%, 04/25/2045 (P)		155,161	120,490
Series 2005-AR15, Class A1A1,
0.495%, 11/25/2045 (P)		290,363	224,053
Series 2005-AR2, Class 2A1A,
0.545%, 01/25/2045 (P)		75,617	57,562
Series 2006-AR19, Class 1A,
0.982%, 01/25/2047 (P)		806,203	426,648
Series 2006-AR9, Class 1A,
1.242%, 08/25/2046 (P)		568,939	358,133
Series 2002-AR17, Class 1A,
1.442%, 11/25/2042 (P)		437,061	356,945
Series 2003-AR9, Class 1A6,
2.473%, 09/25/2033 (P)		720,120	681,777
Series 2003-AR5, Class A7,
2.580%, 06/25/2033 (P)		148,279	141,528
Series 2002-AR2, Class A,
2.600%, 02/27/2034 (P)		98,687	92,921
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.182%, 07/25/2046 (P)		569,128	206,735
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.777%, 06/25/2035 (P)		2,785,338	2,637,136

			87,759,659

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $150,700,645)			$134,056,135

ASSET BACKED SECURITIES - 3.22%
Canada - 0.05%
Ford Auto Securitization Trust,
Series 2009-R1A, Class A2
4.817%, 10/15/2012 (S)	CAD	463,257	444,380

			444,380

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Cayman Islands - 0.83%
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1l
0.535%, 05/10/2021 (P) (S)		$2,100,000	$1,907,298
Duane Street CLO, Series 2005-1A,
Class A2 0.519%, 11/08/2017 (P) (S)		1,455,563	1,400,821
First CLO, Ltd., Series 2004-2a1,
Class A2 0.653%, 12/14/2016 (P) (S)		334,713	324,976
Gulf Stream Compass CLO, Ltd.,
Series 2003-1A, Class A
0.849%, 08/27/2015 (P) (S)		430,110	419,275
Landmark CDO, Ltd., Series 2005-1A,
Class A1L 0.626%, 06/01/2017 (P) (S)		2,154,785	2,075,224
Pacifica CDO, Ltd., Series 2004-4x,
Class A1l 0.636%, 02/15/2017 (P)		1,797,583	1,747,385

			7,874,979
Ireland - 0.69%
Aquilae CLO PLC, Series 2006-1X,
Class A 2.057%, 01/17/2023 (P)	EUR	3,596,685	4,523,877
Magnolia Funding, Ltd., Series 2010-1A,
Class A 1.835%, 04/11/2021 (P) (S)		1,673,071	2,071,036

			6,594,913
Luxembourg - 0.12%
Penta CLO SA, Series 2007-1X, Class A1
1.934%, 06/04/2024 (P)		968,307	1,122,155

			1,122,155
Netherlands - 0.34%
Globaldrive BV, Series 2011-AA, Class A
2.096%, 04/20/2019 (S)		2,422,804	3,224,073

			3,224,073
United Kingdom - 0.05%
Bumper 2 SA, Series 2009-3, Class A
3.035%, 06/20/2022 (P)		342,728	459,727

			459,727
United States - 1.14%
Access Group, Series 2008-1, Class A
1.553%, 10/27/2025 (P)		$1,785,429	1,797,630
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.605%, 10/25/2035 (P)		3,100,000	2,373,713
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.815%, 07/25/2032 (P)		6,344	5,429
Amresco Residential Securities,
Series 1999-1, Class A
1.175%, 06/25/2029 (P)		27,650	21,693
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.461%, 12/20/2027 (P)		24,990	17,210
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.935%, 01/25/2032 (P)		28,219	26,596
Home Equity Asset Trust, Series 2002-1,
Class A4 0.835%, 11/25/2032 (P)		1,283	895
Residential Asset Mortgage Products, Inc.,
Series 2002-RS3
0.795%, 06/25/2032 (P)		13,177	10,284
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.735%, 07/25/2032 (P)		37,619	21,413

168

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
United States (continued)
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.285%, 12/25/2036 (P)		$225,062	$150,153
SLM Student Loan Trust, Series 2009-B,
Class A1 6.229%, 07/15/2042 (P) (S)		4,328,896	4,057,702
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020		79,058	87,997
The Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.790%, 02/16/2019 (P) (S)		1,848,664	1,827,425
United States Small Business
Administration, Series 2004-10A,
Class 1 4.120%, 03/10/2014		467,332	487,405

			10,885,545

TOTAL ASSET BACKED SECURITIES (Cost $31,401,465)			$30,605,772

TERM LOANS - 0.62%
Germany - 0.30%
Kabel Deutschland Holding AG
5.357%, 12/13/2016	EUR	2,200,000	2,841,527

			2,841,527
United States - 0.32%
Springleaf Finance Funding Company
5.500%, 05/10/2017		$3,500,000	3,053,750

TOTAL TERM LOANS (Cost $6,386,641)			$5,895,277

PREFERRED SECURITIES - 0.23%
United States - 0.23%
DG Funding Trust, 0.850% (P) (S)		$236	$1,964,663
SLM Corp., 5.620%		9,800	203,840

			2,168,503

TOTAL PREFERRED SECURITIES (Cost $2,611,850)			$2,168,503

SHORT -TERM INVESTMENTS - 6.09%
U.S. Government* - 2.86%
U.S. Treasury Bill
0.005%, 12/08/2011 (F)		$967,000	$966,991
0.006%, 10/20/2011		67,000	67,000
0.015%, 01/19/2012		50,000	49,997
0.017%, 12/01/2011		440,000	439,995
0.025%, 11/17/2011		623,000	622,988
0.025%, 11/25/2011 (F)		113,000	112,999
0.030%, 03/22/2012 (F)		7,800,000	7,798,844
0.034%, 03/01/2012		660,000	659,925
0.035%, 03/29/2012		4,800,000	4,799,183
0.038%, 11/10/2011		1,091,000	1,090,975
0.040%, 02/23/2012 (F)		3,860,000	3,859,529
0.050%, 03/15/2012		6,500,000	6,499,280
0.260%, 03/08/2012		200,000	199,961

			27,167,667
Repurchase Agreement - 3.23%
Bank of America Tri-Party Repurchase
Agreement dated 09/30/2011 at 0.090%
to be repurchased at $19,700,148 on
10/03/2011, collateralized by
$20,186,000 U.S. Treasury Notes,
1.375% due 09/30/2018 (valued at
$20,148,151, including interest)		19,700,000	19,700,000

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Citigroup Tri-Party Repurchase
Agreement dated 09/30/2011 at 0.100%
to be repurchased at $6,600,055 on
10/03/2011, collateralized by
$6,425,000 Federal National Mortgage
Association, 5.250% due 08/01/2012
(valued at $6,690,237,
including interest)	$6,600,000	$6,600,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 09/30/2011 at 0.050%
to be repurchased at $4,000,017 on
10/03/2011, collateralized by
$3,797,347 Federal National Mortgage
Association, 5.500% due 08/01/2037
(valued at $4,148,245,
including interest)	4,000,000	4,000,000
Repurchase Agreement with State
Street Corp. dated 09/30/2011 at
0.010% to be repurchased at $432,000
on 10/03/2011, collateralized by
$445,000 Federal Home Loan Bank,
0.200% due 09/14/2012 (valued at
$445,000, including interest)	432,000	432,000

		30,732,000

TOTAL SHORT-TERM INVESTMENTS (Cost $57,899,667)		$57,899,667

Total Investments (Global Bond Trust)
(Cost $1,153,336,180) - 119.54%		$1,136,245,977
Other assets and liabilities, net - (19.54%)		(185,761,797)

TOTAL NET ASSETS - 100.00%		$950,484,180

Growth Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.20%
Consumer Discretionary - 13.24%
Hotels, Restaurants & Leisure - 1.22%
Las Vegas Sands Corp. (I)	127,940	$4,905,220
Internet & Catalog Retail - 4.32%
Amazon.com, Inc. (I)	65,620	14,189,013
priceline.com, Inc. (I)(L)	7,080	3,182,177

		17,371,190
Specialty Retail - 3.16%
Abercrombie & Fitch Company, Class A	84,060	5,174,734
Dick’s Sporting Goods, Inc. (I)(L)	115,540	3,865,968
Limited Brands, Inc. (L)	95,950	3,695,035

		12,735,737
Textiles, Apparel & Luxury Goods - 4.54%
Coach, Inc.	82,540	4,278,048
NIKE, Inc., Class B	92,660	7,923,357
Ralph Lauren Corp.	46,760	6,064,772

		18,266,177

		53,278,324
Consumer Staples - 7.54%
Beverages - 4.20%
Hansen Natural Corp. (I)(L)	57,580	5,026,158

169

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
The Coca-Cola Company	175,900	$11,883,804

		16,909,962
Food & Staples Retailing - 2.03%
Costco Wholesale Corp.	99,510	8,171,761
Personal Products - 1.31%
The Estee Lauder Companies, Inc., Class A	60,120	5,280,941

		30,362,664
Energy - 7.87%
Energy Equipment & Services - 5.19%
Baker Hughes, Inc.	138,730	6,403,777
Ensco International PLC, ADR	106,970	4,324,797
Schlumberger, Ltd.	170,200	10,166,046

		20,894,620
Oil, Gas & Consumable Fuels - 2.68%
Noble Energy, Inc.	103,290	7,312,932
Plains Exploration & Production Company (I)	152,500	3,463,275

		10,776,207

		31,670,827
Financials - 5.41%
Capital Markets - 1.34%
Franklin Resources, Inc.	56,310	5,385,488
Consumer Finance - 1.56%
American Express Company	140,310	6,299,919
Diversified Financial Services - 2.51%
CME Group, Inc.	11,660	2,873,024
IntercontinentalExchange, Inc. (I)	61,180	7,235,147

		10,108,171

		21,793,578
Health Care - 13.27%
Biotechnology - 2.26%
Alexion Pharmaceuticals, Inc. (I)	57,990	3,714,839
Biogen Idec, Inc. (I)	57,820	5,385,933

		9,100,772
Health Care Providers & Services - 2.10%
AmerisourceBergen Corp.	131,870	4,914,795
Express Scripts, Inc. (I)(L)	95,750	3,549,453

		8,464,248
Health Care Technology - 1.95%
Cerner Corp. (I)	54,980	3,767,230
SXC Health Solutions Corp. (I)	73,610	4,100,077

		7,867,307
Life Sciences Tools & Services - 1.59%
Agilent Technologies, Inc. (I)	204,110	6,378,438
Pharmaceuticals - 5.37%
Allergan, Inc.	95,230	7,845,047
Perrigo Company	51,410	4,992,425
Shire PLC, ADR	45,690	4,291,662
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange)	120,820	4,484,838

		21,613,972

		53,424,737
Industrials - 11.90%
Aerospace & Defense - 3.78%
Goodrich Corp.	40,640	4,904,435

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Precision Castparts Corp. (L)	66,420	$10,325,653

		15,230,088
Air Freight & Logistics - 1.34%
Expeditors International of Washington, Inc.	132,690	5,380,580
Construction & Engineering - 0.71%
Fluor Corp.	61,140	2,846,067
Electrical Equipment - 1.38%
AMETEK, Inc.	168,870	5,567,644
Machinery - 3.03%
Cummins, Inc.	35,890	2,930,777
Eaton Corp.	101,300	3,596,150
Joy Global, Inc. (L)	90,670	5,655,995

		12,182,922
Road & Rail - 1.66%
CSX Corp.	357,500	6,674,525

		47,881,826
Information Technology - 32.59%
Communications Equipment - 4.83%
F5 Networks, Inc. (I)	43,350	3,080,018
Polycom, Inc. (I)	157,320	2,889,968
QUALCOMM, Inc.	224,360	10,910,627
Riverbed Technology, Inc. (I)	127,920	2,553,283

		19,433,896
Computers & Peripherals - 8.70%
Apple, Inc. (I)	70,130	26,732,153
EMC Corp. (I)	316,680	6,647,113
NetApp, Inc. (I)(L)	48,430	1,643,714

		35,022,980
Electronic Equipment, Instruments & Components - 0.39%
Trimble Navigation, Ltd. (I)	47,240	1,584,902
Internet Software & Services - 3.94%
Baidu, Inc., ADR (I)	40,410	4,320,233
Google, Inc., Class A (I)	22,460	11,552,975

		15,873,208
IT Services - 5.18%
Cognizant Technology
Solutions Corp., Class A (I)	99,210	6,220,467
MasterCard, Inc., Class A	18,790	5,959,436
Visa, Inc., Class A	101,050	8,662,006

		20,841,909
Semiconductors & Semiconductor Equipment - 2.79%
Altera Corp.	79,640	2,511,049
Avago Technologies, Ltd.	109,680	3,594,214
Broadcom Corp., Class A (I)	153,410	5,107,019

		11,212,282
Software - 6.76%
Autodesk, Inc. (I)	113,120	3,142,474
Check Point Software Technologies, Ltd. (I)(L)	90,970	4,799,577
Citrix Systems, Inc. (I)	67,270	3,668,233
Intuit, Inc.	84,080	3,988,755
Oracle Corp.	323,020	9,283,595
Salesforce.com, Inc. (I)(L)	20,400	2,331,312

		27,213,946

		131,183,123

170

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 3.80%
Chemicals - 1.69%
E.I. du Pont de Nemours & Company (L)	65,700	$2,626,029
Potash Corp. of Saskatchewan, Inc.	96,840	4,185,425

		6,811,454
Metals & Mining - 2.11%
Allegheny Technologies, Inc. (L)	72,070	2,665,869
Barrick Gold Corp.	124,950	5,828,918

		8,494,787

		15,306,241
Telecommunication Services - 2.01%
Wireless Telecommunication Services - 2.01%
American Tower Corp., Class A (I)	150,590	8,101,740
Utilities - 0.57%
Electric Utilities - 0.57%
ITC Holdings Corp.	29,390	2,275,668

TOTAL COMMON STOCKS (Cost $381,784,041)		$395,278,728

SECURITIES LENDING COLLATERAL - 7.03%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	2,826,179	28,276,481

TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,273,112)		$28,276,481

SHORT-TERM INVESTMENTS - 1.20%
Repurchase Agreement - 1.20%
Repurchase Agreement with State Street Corp.
dated 9/30/11 at 0.010% to be repurchased
at $4,827,004 on 10/3/11, collateralized by
$4,785,000 U.S. Treasury Notes, 1.500%
due 12/31/13 (valued at $4,928,550,
including interest)	$4,827,000	$4,827,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,827,000)		$4,827,000

Total Investments (Growth Equity Trust)
(Cost $414,884,153) - 106.43%		$428,382,209
Other assets and liabilities, net - (6.43%)		(25,862,904)

TOTAL NET ASSETS - 100.00%		$402,519,305

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 102.31%
Consumer Staples - 0.69%
Food & Staples Retailing - 0.69%
Raia SA (I)	18,600	$254,232
Shoppers Drug Mart Corp.	18,500	721,180

		975,412

		975,412
Health Care - 99.21%
Biotechnology - 36.35%
Achillion Pharmaceuticals, Inc. (I)	12,400	58,528
Acorda Therapeutics, Inc. (I)	25,561	510,198
Alexion Pharmaceuticals, Inc. (I)	185,640	11,892,098
Alkermes PLC (I)	127,000	1,938,020
Allos Therapeutics, Inc. (I)	37,200	68,448

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
AMAG Pharmaceuticals, Inc. (I)	30,600	$451,656
Amarin Corp. PLC, ADR (I)	53,100	488,520
Amgen, Inc.	49,800	2,736,510
Amylin Pharmaceuticals, Inc. (I)	38,700	357,201
Anacor Pharmaceuticals, Inc. (I)	39,300	224,010
Ardea Biosciences, Inc. (I)	21,100	329,582
Arqule, Inc. (I)	12,700	64,135
Basilea Pharmaceutica (I)	1,397	59,542
Biocon, Ltd.	13,200	90,834
BioCryst Pharmaceuticals, Inc. (I)	24,800	68,448
Biogen Idec, Inc. (I)	7,719	719,025
BioMarin Pharmaceutical, Inc. (I)	61,000	1,944,070
BioMimetic Therapeutics, Inc. (I)	10,900	35,970
Celgene Corp. (I)	53,966	3,341,575
Cubist Pharmaceuticals, Inc. (I)	31,100	1,098,452
Dendreon Corp. (I)	43,600	392,400
Dyadic International, Inc. (I)	18,900	30,240
Exelixis, Inc. (I)	162,400	886,704
Gilead Sciences, Inc. (I)	102,496	3,976,845
GTx, Inc. (I)	23,900	80,065
Halozyme Therapeutics, Inc. (I)	16,700	102,538
Human Genome Sciences, Inc. (I)	89,900	1,140,831
Idenix Pharmaceuticals, Inc. (I)	142,504	711,095
Incyte Corp. (I)	197,400	2,757,678
Infinity Pharmaceuticals, Inc. (I)	17,175	121,084
Intercell AG (I)	7,274	19,504
InterMune, Inc. (I)	56,300	1,137,260
Ironwood Pharmaceuticals, Inc. (I)	7,000	75,600
Lexicon Pharmaceuticals, Inc. (I)	42,900	39,464
Medivation, Inc. (I)	12,400	210,552
Micromet, Inc. (I)	16,300	78,240
Momenta Pharmaceuticals, Inc. (I)	24,600	282,900
Neurocrine Biosciences, Inc. (I)	60,900	364,182
NPS Pharmaceuticals, Inc. (I)	51,500	335,265
Onyx Pharmaceuticals, Inc. (I)	18,638	559,326
Pharmacyclics, Inc. (I)	97,200	1,149,876
Pharmasset, Inc. (I)	43,800	3,607,806
Poniard Pharmaceuticals, Inc. (I)	97,645	12,206
Regeneron Pharmaceuticals, Inc. (I)	37,900	2,205,780
Rigel Pharmaceuticals, Inc. (I)	47,700	351,072
Savient Pharmaceuticals, Inc. (I)	8,500	34,850
Seattle Genetics, Inc. (I)	34,600	659,476
Sinovac Biotech, Ltd. (I)	30,700	68,461
Swedish Orphan Biovitrum AB (I)	72,564	171,975
Targacept, Inc. (I)	12,500	187,500
Theravance, Inc. (I)	35,000	704,900
United Therapeutics Corp. (I)	5,000	187,450
Vertex Pharmaceuticals, Inc. (I)	36,104	1,608,072
Vical, Inc. (I)	49,500	122,760
Ym Biosciences, Inc. (I)	140,500	259,925

		51,110,704
Health Care Equipment & Supplies - 15.90%
Arthrocare Corp. (I)	15,500	445,935
Baxter International, Inc.	60,400	3,390,856
China Kanghui Holdings, Inc., ADR (I)	26,200	510,900
Conceptus, Inc. (I)	51,800	542,346
Covidien PLC	71,425	3,149,843
DENTSPLY International, Inc.	94,550	2,901,740
Dynavox, Inc., Class A (I)	19,100	68,760
Edwards Lifesciences Corp. (I)	22,700	1,618,056
Endologix, Inc. (I)	10,200	102,408
Enteromedics, Inc. (I)	77,450	133,214
Genmark Diagnostics Inc. (I)	42,000	241,500
HeartWare International, Inc. (I)	15,300	985,473

171

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hill-Rom Holdings, Inc.	9,900	$297,198
IDEXX Laboratories, Inc. (I)	23,300	1,607,001
Insulet Corp. (I)	31,100	474,586
Intuitive Surgical, Inc. (I)	800	291,424
Nobel Biocare Holding AG (I)	8,362	83,735
Shandong Weigao Group Medical
Polymer Company, Ltd.	316,000	353,035
Sonova Holding AG (I)	1,963	177,138
Straumann Holding AG	1,200	187,614
Stryker Corp.	56,100	2,643,993
Tornier BV (I)	4,700	96,303
Volcano Corp. (I)	16,700	494,821
Zimmer Holdings, Inc. (I)	29,200	1,562,200

		22,360,079
Health Care Providers & Services - 21.94%
AMERIGROUP Corp. (I)	38,600	1,505,786
AmerisourceBergen Corp.	62,500	2,329,375
Amil Participacoes SA	7,000	62,359
Bangkok Dusit Medical Services PCL	466,600	960,669
Catalyst Health Solutions, Inc. (I)	25,700	1,482,633
Centene Corp. (I)	46,900	1,344,623
Community Health Systems, Inc. (I)	16,600	276,224
DaVita, Inc. (I)	16,795	1,052,543
Express Scripts, Inc. (I)	31,300	1,160,291
Fleury SA	29,500	352,070
Fortis Healthcare, Ltd. (I)	113,534	291,107
Fresenius Medical Care AG	12,902	874,098
Fresenius SE & Company KGaA	2,653	235,452
HCA Holdings, Inc. (I)	30,600	616,896
Health Management
Associates, Inc., Class A (I)	89,300	617,956
Henry Schein, Inc. (I)	33,700	2,089,737
HMS Holdings Corp. (I)	21,800	531,702
Laboratory Corp. of America Holdings (I)	3,600	284,580
LCA-Vision, Inc. (I)	52,104	111,503
McKesson Corp.	38,900	2,828,030
Mednax, Inc. (I)	18,400	1,152,576
Odontoprev SA	14,300	211,353
Owens & Minor, Inc.	14,300	407,264
Profarma Distribuidora de
Produtos Farmaceuticos SA	47,100	250,499
Quest Diagnostics, Inc.	7,000	345,520
Select Medical Holdings Corp. (I)	58,500	390,195
Shanghai Pharmaceuticals
Holding Company, Ltd. (I)	273,500	584,200
Sinopharm Group Company, Ltd.	69,600	181,683
Triple-S Management Corp., Class B (I)	18,400	308,200
UnitedHealth Group, Inc.	66,800	3,080,816
Universal Health Services, Inc., Class B	50,250	1,708,500
WellCare Health Plans, Inc. (I)	23,300	884,934
WellPoint, Inc.	35,800	2,337,024

		30,850,398
Health Care Technology - 4.82%
Allscripts Healthcare Solutions, Inc. (I)	68,000	1,225,360
athenahealth, Inc. (I)	18,100	1,077,855
Cerner Corp. (I)	11,400	781,128
SXC Health Solutions Corp. (I)	66,400	3,698,480

		6,782,823
Life Sciences Tools & Services - 3.15%
Agilent Technologies, Inc. (I)	2,800	87,500
BG Medicine, Inc. (I)	16,100	57,155
Bruker Corp. (I)	50,300	680,559
Covance, Inc. (I)	33,700	1,531,665

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Illumina, Inc. (I)	16,750	$685,410
Mettler-Toledo International, Inc. (I)	1,700	237,932
Pacific Biosciences of California, Inc. (I)	9,057	29,073
Thermo Fisher Scientific, Inc. (I)	22,000	1,114,080

		4,423,374
Pharmaceuticals - 17.05%
Aegerion Pharmaceuticals, Inc. (I)	15,700	198,919
Allergan, Inc.	7,800	642,564
Auxilium Pharmaceuticals, Inc. (I)	28,400	425,716
AVANIR Pharmaceuticals, Class A (I)	314,100	898,326
Bayer AG	3,387	186,136
Cadence Pharmaceuticals, Inc. (I)	45,600	298,680
Cardiome Pharma Corp. (I)	52,708	173,409
China Medical System Holdings, Ltd. (I)	1,046,600	683,262
Depomed, Inc. (I)	25,300	136,620
Elan Corp. PLC, ADR (I)	169,100	1,780,623
Endocyte, Inc. (I)	11,900	126,140
GlaxoSmithKline Pharmaceuticals, Ltd.	2,458	104,780
Hikma Pharmaceuticals PLC	7,422	65,695
Hospira, Inc. (I)	10,400	384,800
Impax Laboratories, Inc. (I)	22,900	410,139
Ista Pharmaceuticals, Inc. (I)	27,100	93,495
Jazz Pharmaceuticals, Inc. (I)	22,000	913,440
Lijun International
Pharmaceutical Holding, Ltd.	140,000	13,229
MAP Pharmaceuticals, Inc. (I)	18,100	264,622
Merck & Company, Inc.	60,109	1,966,165
Nektar Therapeutics (I)	19,400	94,090
Newron Pharmaceuticals SpA (I)	6,333	30,533
Novo Nordisk A/S	4,701	467,336
Optimer Pharmaceuticals, Inc. (I)	15,605	215,973
Pacira Pharmaceuticals, Inc. (I)	14,000	139,020
Par Pharmaceutical Companies, Inc. (I)	2,800	74,536
Pfizer, Inc.	46,601	823,906
Ranbaxy Laboratories, Ltd.	25,803	268,091
Roche Holdings AG	8,596	1,382,939
Salix Pharmaceuticals, Ltd. (I)	10,400	307,840
Sanofi	1,800	118,186
Sawai Pharmaceutical Company, Ltd.	9,800	1,055,607
Shire PLC	20,894	651,513
Shire PLC, ADR	6,300	591,759
Simcere Pharmaceutical Group (I)	23,800	236,334
Sun Pharmaceutical Industries, Ltd.	15,000	140,779
Teva Pharmaceutical Industries, Ltd., ADR	16,865	627,715
The Medicines Company (I)	142,555	2,121,218
Towa Pharmaceutical Company, Ltd.	10,400	477,462
Tranzyme, Inc. (I)	49,500	131,175
UCB SA	7,175	305,528
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange)	86,980	3,228,698
Vectura Group PLC (I)	59,375	79,437
Warner Chilcott PLC, Class A (I)	16,300	233,090
XenoPort, Inc. (I)	68,100	401,790

		23,971,315

		139,498,693
Industrials - 0.20%
Professional Services - 0.20%
The Advisory Board Company (I)	4,400	283,932
Information Technology - 1.44%
Internet Software & Services - 0.28%
WebMD Health Corp. (I)	13,100	394,965

172

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 0.35%
MAXIMUS, Inc.	14,000	$488,600
Software - 0.81%
Nuance Communications, Inc. (I)	55,800	1,136,088

		2,019,653
Materials - 0.77%
Chemicals - 0.77%
Monsanto Company	18,100	1,086,724

TOTAL COMMON STOCKS (Cost $135,893,125)		$143,864,414

PREFERRED SECURITIES - 0.08%
Health Care - 0.08%
Tesaro, Inc. (I)(R)	$51,999	$113,098

TOTAL PREFERRED SECURITIES (Cost $113,098)		$113,098

CONVERTIBLE BONDS - 0.07%
Health Care - 0.07%
HeartWare International Inc.
3.500%, 12/15/2017	51,000	50,618
Insulet Corp. 3.750%, 06/15/2016	52,000	47,580

		98,198

TOTAL CONVERTIBLE BONDS (Cost $101,414)		$98,198

WARRANTS - 0.02%
Alexza Pharmaceuticals, Inc. (Expiration Date
10/05/2016; Strike price $2.77) (I)	14,130	2,396
Cadence Pharmaceuticals, Inc. (Expiration
Date 02/18/2014; Strike price $7.84) (I)	10,500	13,492
EnteroMedics, Inc. (Expiration Date
02/20/2013; Strike price $8.28) (I)	96,200	35
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	34,720	16,968

TOTAL WARRANTS (Cost $15,104)		$32,891

OPTIONS PURCHASED - 0.03%
Call Options - 0.00%
Medivation Inc. (Expiration Date: 10/22/2011;
Strike Price: $24.00) (I)	$1,600	$720
Medivation Inc. (Expiration Date: 10/22/2011;
Strike Price: $25.00) (I)	1,700	553

		1,273
Put Options - 0.03%
HeartWare International, Inc. (Expiration Date:
12/17/2011; Strike Price: $65.00) (I)	5,100	34,170

		34,170

TOTAL OPTIONS PURCHASED (Cost $54,290)		$35,443

SHORT -TERM INVESTMENTS - 0.84%
Money Market Funds - 0.84%
T. Rowe Price Prime Reserve
Fund, 0.1383% (Y)	$724,951	$724,951

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$450,000	$450,000

		1,174,951

TOTAL SHORT-TERM INVESTMENTS (Cost $1,174,951)		$1,174,951

Total Investments (Health Sciences Trust)
(Cost $137,351,982) - 103.35%		$145,318,995
Other assets and liabilities, net - (3.35%)		(4,704,782)

TOTAL NET ASSETS - 100.00%		$140,614,213

Heritage Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.37%
Consumer Discretionary - 18.76%
Auto Components - 1.08%
BorgWarner, Inc. (I)(L)	21,129	$1,278,938
Automobiles - 0.63%
Harley-Davidson, Inc.	22,000	755,260
Diversified Consumer Services - 0.98%
Weight Watchers International, Inc.	20,062	1,168,612
Hotels, Restaurants & Leisure - 3.08%
Arcos Dorados Holdings, Inc., Class A	43,302	1,004,173
Chipotle Mexican Grill, Inc. (I)(L)	6,400	1,938,880
Panera Bread Company, Class A (I)	6,904	717,602

		3,660,655
Internet & Catalog Retail - 1.89%
Netflix, Inc. (I)(L)	3,600	407,376
priceline.com, Inc. (I)(L)	4,100	1,842,786

		2,250,162
Media - 1.16%
CBS Corp., Class B	39,900	813,162
Focus Media Holding, Ltd., ADR (I)	33,700	565,823

		1,378,985
Specialty Retail - 7.85%
Abercrombie & Fitch Company, Class A	15,300	941,868
O’Reilly Automotive, Inc. (I)	44,700	2,978,361
PetSmart, Inc.	40,200	1,714,530
Tiffany & Company	9,000	547,380
Tractor Supply Company	9,600	600,480
Ulta Salon Cosmetics & Fragrance, Inc. (I)	30,900	1,922,907
Williams-Sonoma, Inc.	20,400	628,116

		9,333,642
Textiles, Apparel & Luxury Goods - 2.09%
Fossil, Inc. (I)	14,100	1,142,946
Lululemon Athletica, Inc. (I)	27,500	1,337,875

		2,480,821

		22,307,075
Consumer Staples - 9.10%
Beverages - 0.89%
Hansen Natural Corp. (I)	12,200	1,064,938
Food & Staples Retailing - 3.80%
Costco Wholesale Corp.	18,500	1,519,220

173

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	45,900	$2,997,729

		4,516,949
Food Products - 3.42%
Green Mountain Coffee Roasters, Inc. (I)	14,200	1,319,748
Mead Johnson Nutrition Company	25,800	1,775,814
The J.M. Smucker Company	13,300	969,437

		4,064,999
Household Products - 0.99%
Church & Dwight Company, Inc.	26,600	1,175,720

		10,822,606
Energy - 8.30%
Energy Equipment & Services - 3.81%
Atwood Oceanics, Inc. (I)	16,100	553,196
National Oilwell Varco, Inc.	57,600	2,950,272
Oil States International, Inc. (I)	20,100	1,023,492

		4,526,960
Oil, Gas & Consumable Fuels - 4.49%
Cabot Oil & Gas Corp.	18,100	1,120,571
Concho Resources, Inc. (I)(L)	22,400	1,593,536
Linn Energy LLC	43,000	1,533,380
SandRidge Energy, Inc. (I)(L)	197,800	1,099,768

		5,347,255

		9,874,215
Financials - 2.99%
Capital Markets - 1.33%
KKR & Company LP	47,700	496,080
Lazard, Ltd., Class A	24,300	512,730
Raymond James Financial, Inc.	22,100	573,716

		1,582,526
Commercial Banks - 0.54%
SVB Financial Group (I)	17,200	636,400
Consumer Finance - 1.12%
Discover Financial Services	58,100	1,332,814

		3,551,740
Health Care - 16.32%
Biotechnology - 3.36%
Alexion Pharmaceuticals, Inc. (I)	34,200	2,190,852
Cepheid, Inc. (I)	4,700	182,501
Grifols SA (I)	53,400	998,890
Vertex Pharmaceuticals, Inc. (I)	14,000	623,560

		3,995,803
Health Care Equipment & Supplies - 4.04%
C.R. Bard, Inc.	7,100	621,534
Intuitive Surgical, Inc. (I)(L)	2,200	801,416
MAKO Surgical Corp. (I)(L)	27,300	934,206
Sirona Dental Systems, Inc. (I)	18,100	767,621
The Cooper Companies, Inc.	21,200	1,677,980

		4,802,757
Health Care Providers & Services - 1.76%
Catalyst Health Solutions, Inc. (I)	22,900	1,321,101
Omnicare, Inc. (L)	30,500	775,615

		2,096,716
Health Care Technology - 4.11%
Allscripts Healthcare Solutions, Inc. (I)	36,400	655,928
Cerner Corp. (I)	19,600	1,342,992

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
SXC Health Solutions Corp. (I)	51,897	$2,890,663

		4,889,583
Life Sciences Tools & Services - 0.61%
Illumina, Inc. (I)(L)	17,700	724,284
Pharmaceuticals - 2.44%
Elan Corp. PLC, ADR (I)	40,700	428,571
Jazz Pharmaceuticals, Inc. (I)	14,400	597,888
Questcor Pharmaceuticals, Inc. (I)	27,600	752,376
Shire PLC, ADR	11,900	1,117,767

		2,896,602

		19,405,745
Industrials - 14.48%
Aerospace & Defense - 3.74%
BE Aerospace, Inc. (I)	63,172	2,091,625
Precision Castparts Corp.	4,200	652,932
TransDigm Group, Inc. (I)	20,800	1,698,736

		4,443,293
Commercial Services & Supplies - 1.63%
Clean Harbors, Inc. (I)	12,000	615,600
Stericycle, Inc. (I)	16,400	1,323,808

		1,939,408
Construction & Engineering - 0.98%
Chicago Bridge & Iron Company NV	19,500	558,285
KBR, Inc.	25,500	602,565

		1,160,850
Electrical Equipment - 1.68%
Polypore International, Inc. (I)	26,017	1,470,481
Sensata Technologies Holding NV (I)(L)	20,000	529,200

		1,999,681
Machinery - 3.43%
Chart Industries, Inc. (I)	12,500	527,125
Cummins, Inc.	11,000	898,260
Joy Global, Inc.	23,100	1,440,978
Titan International, Inc. (L)	31,500	472,500
WABCO Holdings, Inc. (I)	19,600	742,056

		4,080,919
Road & Rail - 1.38%
J.B. Hunt Transport Services, Inc.	16,900	610,428
Kansas City Southern (I)	20,600	1,029,176

		1,639,604
Trading Companies & Distributors - 1.64%
Fastenal Company (L)	58,700	1,953,536

		17,217,291
Information Technology - 19.92%
Communications Equipment - 1.62%
Aruba Networks, Inc. (I)(L)	32,400	677,484
Polycom, Inc. (I)	67,900	1,247,323

		1,924,807
Computers & Peripherals - 2.44%
Apple, Inc. (I)	7,600	2,896,968
Electronic Equipment, Instruments & Components - 1.62%
IPG Photonics Corp. (I)	10,000	434,400
Jabil Circuit, Inc.	83,700	1,489,023

		1,923,423
Internet Software & Services - 1.50%
Baidu, Inc., ADR (I)	11,900	1,272,229

174

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LinkedIn Corp. Class A (I)(L)	6,591	$514,625

		1,786,854
IT Services - 4.96%
Alliance Data Systems Corp. (I)(L)	23,600	2,187,720
Cognizant Technology
Solutions Corp., Class A (I)	16,300	1,022,010
Teradata Corp. (I)	50,300	2,692,559

		5,902,289
Semiconductors & Semiconductor Equipment - 1.86%
ARM Holdings PLC	90,800	777,154
Cypress Semiconductor Corp. (I)	96,100	1,438,617

		2,215,771
Software - 5.92%
Check Point Software Technologies, Ltd. (I)(L)	36,500	1,925,740
CommVault Systems, Inc. (I)	22,000	815,320
Informatica Corp. (I)	23,600	966,420
NetSuite, Inc. (I)	37,768	1,020,114
Salesforce.com, Inc. (I)	12,300	1,405,644
Solera Holdings, Inc.	18,000	909,000

		7,042,238

		23,692,350
Materials - 4.78%
Chemicals - 2.39%
Airgas, Inc.	17,700	1,129,614
Albemarle Corp.	42,500	1,717,000

		2,846,614
Containers & Packaging - 1.78%
Crown Holdings, Inc. (I)	42,000	1,285,620
Rock-Tenn Company, Class A	17,000	827,560

		2,113,180
Metals & Mining - 0.61%
Cliffs Natural Resources, Inc.	14,100	721,497

		5,681,291
Telecommunication Services - 1.85%
Wireless Telecommunication Services - 1.85%
NII Holdings, Inc. (I)	26,100	703,395
SBA Communications Corp., Class A (I)	28,624	986,954
Tim Participacoes SA, ADR	21,500	506,540

		2,196,889

		2,196,889
Utilities - 0.87%
Gas Utilities - 0.87%
National Fuel Gas Company	21,400	1,041,752

TOTAL COMMON STOCKS (Cost $116,219,166)		$115,790,954

SECURITIES LENDING COLLATERAL - 13.22%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	1,571,494	15,723,109

TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,723,586)		$15,723,109

Heritage Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT -TERM INVESTMENTS - 3.24%
Money Market Funds - 3.24%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)		$3,854,780	$3,854,780

TOTAL SHORT-TERM INVESTMENTS (Cost $3,854,780)			$3,854,780

Total Investments (Heritage Trust)
(Cost $135,797,532) - 113.83%			$135,368,843
Other assets and liabilities, net - (13.83%)			(16,446,263)

TOTAL NET ASSETS - 100.00%			$118,922,580

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.62%
Argentina - 1.40%
Republic of Argentina
7.000%, 10/03/2015		$1,181,000	$992,040
7.820%, 12/31/2033 (P)	EUR	497,043	382,900
8.750%, 06/02/2017		$1,376,830	1,204,725
- 12/15/2035 (I)	EUR	1,880,851	304,904

			2,884,569
Brazil - 0.66%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2017	BRL	2,638,000	1,370,242

			1,370,242
Indonesia - 0.95%
Republic of Indonesia
10.250%, 07/15/2022 to 07/15/2027	IDR	8,893,000,000	1,255,361
11.000%, 09/15/2025		4,629,000,000	695,796

			1,951,157
Venezuela - 0.61%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$346,000	94,285
5.750%, 02/26/2016		1,621,000	1,154,963

			1,249,248

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,671,158)			$7,455,216

CORPORATE BONDS - 75.95%
Consumer Discretionary - 17.86%
Adelphia Communications Corp.,
Escrow Certificates
7.750%, 01/15/2049 (I)		3,000,000	4,800
9.875%, 03/01/2049 (I)		2,050,000	3,280
10.250%, 11/01/2049 (I)		1,025,000	1,640
American Greetings Corp.
7.375%, 06/01/2016		475,000	464,313
Bankrate, Inc.
11.750%, 07/15/2015		1,073,000	1,201,760
CCO Holdings LLC/CCO Holdings
Capital Corp.
6.500%, 04/30/2021		740,000	699,300
CityCenter Holdings LLC/CityCenter
Finance Corp. PIK
10.750%, 01/15/2017 (S)		1,235,032	1,120,792
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)		800,000	808,000

175

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DISH DBS Corp.
6.750%, 06/01/2021 (S)	$10,000	$9,550
7.875%, 09/01/2019	250,000	255,000
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	640,000	603,200
Edcon Proprietary, Ltd.
9.500%, 03/01/2018 (S)	1,110,000	899,100
El Pollo Loco, Inc.
17.000%, 01/01/2018 (S)	1,090,000	972,824
Empire Today LLC/Empire Today
Finance Corp.
11.375%, 02/01/2017 (S)	370,000	338,550
Fiesta Restaurant Group
8.875%, 08/15/2016 (S)	370,000	359,825
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,620,000	4,525
Ford Motor Credit Company LLC
5.875%, 08/02/2021	600,000	597,647
General Motors Company,
Escrow Certificates
7.200%, 01/15/2049 (I)	1,520,000	15,200
8.375%, 07/15/2049 (I)	2,005,000	20,050
Good Sam Enterprises LLC
11.500%, 12/01/2016	740,000	691,900
Gymboree Corp.
9.125%, 12/01/2018	740,000	547,600
Harrah’s Operating Company, Inc.
10.000%, 12/15/2015	390,000	351,000
HOA Restaurant Group/HOA
Finance Corp.
11.250%, 04/01/2017 (S)	600,000	552,000
Inn of The Mountain Gods Resort &
Casino
8.750%, 11/30/2020 (S)	2,984,000	2,864,640
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)	1,500,000	1,387,500
Landry’s Restaurants, Inc.
11.625%, 12/01/2015	100,000	100,500
LBI Media, Inc.
9.250%, 04/15/2019 (S)	740,000	610,500
MGM Resorts International
6.625%, 07/15/2015	70,000	59,325
10.375%, 05/15/2014	420,000	458,325
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	690,000	345,000
8.000%, 04/01/2012	2,600,000	1,716,000
NCL Corp. Ltd.
9.500%, 11/15/2018 (S)	780,000	787,800
11.750%, 11/15/2016	1,670,000	1,878,750
NetFlix, Inc.
8.500%, 11/15/2017	672,000	727,440
Nielsen Finance LLC/Nielsen
Finance Company
7.750%, 10/15/2018	520,000	530,400
11.500%, 05/01/2016	120,000	136,200
Oxford Industries, Inc.
11.375%, 07/15/2015	985,000	1,083,500
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015	150,000	144,375
8.750%, 05/15/2020	10,000	9,325
QVC, Inc.
7.375%, 10/15/2020 (S)	755,000	804,075
Service Corp. International
7.500%, 04/01/2027	620,000	578,150

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019 (S)	$780,000	$772,200
Shea Homes LP/Shea Homes
Funding Corp.
8.625%, 05/15/2019 (S)	510,000	418,200
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,550,000	1,340,750
Snoqualmie Entertainment Authority
4.179%, 02/01/2014 (P)(S)	240,000	210,000
9.125%, 02/01/2015 (S)	585,000	563,063
Sotheby’s
7.750%, 06/15/2015	790,000	823,575
Spencer Spirit Holdings, Inc./Spencer
Gifts LLC
11.000%, 05/01/2017 (S)	460,000	437,000
Standard Pacific Corp.
8.375%, 01/15/2021	590,000	482,325
Station Casinos, Inc.
6.000%, 04/01/2012 (H)	10,293,000	1,029
6.500%, 02/01/2014 (H)	2,340,000	234
6.625%, 03/15/2018 (H)	2,257,000	226
7.750%, 08/15/2016 (H)	5,098,000	510
Stewart Enterprises, Inc.
6.500%, 04/15/2019	970,000	938,475
Stonemor Operating LLC/Cornerstone
Family Services
10.250%, 12/01/2017	225,000	215,438
Sugarhouse HSP Gaming Property
Mezzanine LP/Sugarhouse HSP Gaming
Finance Corp.
8.625%, 04/15/2016 (S)	439,000	432,415
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)	3,162,000	0
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016	130,000	140,725
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	4,404,000	3,831,480
Univision Communications, Inc.
6.875%, 05/15/2019 (S)	390,000	347,100
7.875%, 11/01/2020 (S)	120,000	112,500
8.500%, 05/15/2021 (S)	1,290,000	1,006,200

		36,817,106
Consumer Staples - 3.30%
Alliance One International, Inc.
10.000%, 07/15/2016	1,090,000	899,250
Del Monte Foods Company
7.625%, 02/15/2019 (S)	240,000	202,800
Harmony Foods Corp.
10.000%, 05/01/2016 (S)	330,000	328,350
Hypermarcas SA
6.500%, 04/20/2021 (S)	1,350,000	1,228,500
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)	1,040,000	868,400
Reynolds Group Issuer, Inc./Reynolds
Group Issuer LLC
7.875%, 08/15/2019 (S)	100,000	96,500
8.750%, 10/15/2016 (S)	100,000	100,250
9.000%, 04/15/2019 (S)	140,000	119,000
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	2,940,000	2,969,400

		6,812,450

176

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 13.74%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	$1,730,000	$1,695,400
Arch Coal, Inc.
7.000%, 06/15/2019 (S)	690,000	655,500
Berry Petroleum Company
10.250%, 06/01/2014	997,000	1,116,640
Calumet Specialty Products
Partners LP/Calumet Finance Corp.
9.375%, 05/01/2019 (S)	620,000	575,800
Chesapeake Energy Corp.
6.625%, 08/15/2020	430,000	442,900
Cie Generale de Geophysique-Veritas
7.750%, 05/15/2017	120,000	118,200
9.500%, 05/15/2016	490,000	502,250
Concho Resources, Inc.
7.000%, 01/15/2021	200,000	199,000
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	1,819,409	1,528,303
Energy Future Intermediate
Holding Company LLC
9.750%, 10/15/2019	213,000	210,003
10.000%, 12/01/2020	1,613,000	1,572,674
Energy Transfer Equity LP
7.500%, 10/15/2020	750,000	770,625
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	1,195,000	1,211,431
Exco Resources, Inc.
7.500%, 09/15/2018	910,000	800,800
First Wind Capital LLC
10.250%, 06/01/2018 (S)	620,000	589,000
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	1,225,000	1,157,625
Key Energy Services, Inc.
6.750%, 03/01/2021	690,000	664,125
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.500%, 08/15/2021	810,000	830,250
6.750%, 11/01/2020	440,000	446,600
MEG Energy Corp.
6.500%, 03/15/2021 (S)	450,000	430,875
Milagro Oil & Gas
10.500%, 05/15/2016 (S)	810,000	648,000
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	1,210,000	1,246,300
Oil States International, Inc.
6.500%, 06/01/2019 (S)	560,000	547,400
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	1,560,000	1,294,800
Pan American Energy LLC
7.875%, 05/07/2021	1,290,000	1,291,548
Peabody Energy Corp.
7.875%, 11/01/2026	750,000	817,500
Petrobras International Finance Company
6.750%, 01/27/2041	80,000	82,800
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	910,000	791,700
Plains Exploration & Production Company
10.000%, 03/01/2016	1,500,000	1,627,500
Quicksilver Resources, Inc.
11.750%, 01/01/2016	1,780,000	1,922,400
Regency Energy Partners LP/Regency
Energy Finance Corp.
6.500%, 07/15/2021	160,000	160,800

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Regency Energy Partners LP/Regency Energy
Finance Corp. (continued)
6.875%, 12/01/2018		$500,000	$515,000
SandRidge Energy, Inc.
7.500%, 03/15/2021 (S)		270,000	248,400
Unit Corp.
6.625%, 05/15/2021		540,000	537,300
Whiting Petroleum Corp.
6.500%, 10/01/2018		250,000	251,250
Xinergy Corp.
9.250%, 05/15/2019 (S)		920,000	823,400

			28,324,099
Financials - 3.89%
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)(Z)		1,012,400	708,680
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)		1,460,000	1,299,400
Credit Agricole SA (8.375% to
10/13/2019, the n 3 month
LIBOR + 6.982%)
10/13/2019 (S)(Q)		460,000	362,250
General Motors Financial Company, Inc.
6.750%, 06/01/2018 (S)		630,000	617,400
GMAC International Finance BV
7.500%, 04/21/2015	EUR	530,000	640,836
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022 (S)		$334,000	277,220
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022		277,000	227,140
International Lease Finance Corp.
8.250%, 12/15/2020		1,940,000	1,901,200
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)		320,000	329,600
Residential Capital LLC
9.625%, 05/15/2015		650,000	503,750
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		440,000	286,000
SLM Corp.
8.000%, 03/25/2020		160,000	157,952
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)		750,000	705,000

			8,016,428
Health Care - 4.66%
American Renal Associates Holdings, Inc.
9.750%, 03/01/2016		320,267	317,064
American Renal Holdings Company, Inc.
8.375%, 05/15/2018		230,000	231,150
Biomet, Inc.
10.000%, 10/15/2017		500,000	515,000
CRC Health Corp.
10.750%, 02/01/2016		3,810,000	3,762,374
ExamWorks Group, Inc.
9.000%, 07/15/2019 (S)		470,000	439,450
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)		420,000	426,300
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		1,055,000	1,165,775

177

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Giant Funding Corp.
8.250%, 02/01/2018 (S)		$180,000	$180,000
HCA, Inc.
8.500%, 04/15/2019		700,000	742,000
INC Research LLC
11.500%, 07/15/2019 (S)		350,000	312,375
inVentiv Health, Inc.
10.000%, 08/15/2018 (S)		690,000	607,200
Tenet Healthcare Corp.
6.875%, 11/15/2031		230,000	174,800
10.000%, 05/01/2018		500,000	541,250
Vanguard Health Holding
Company II LLC/Vanguard Holding
Company II, Inc.
8.000%, 02/01/2018		210,000	192,675

			9,607,413
Industrials - 10.67%
AE Escrow Corp.
9.750%, 03/15/2020 (S)		360,000	345,600
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		437,095	358,418
American Reprographics Company
10.500%, 12/15/2016		830,000	747,000
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	290,000	362,302
9.125%, 10/15/2020 (S)		$470,000	423,000
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
8.250%, 01/15/2019		290,000	265,350
Building Materials Corp. of America
6.875%, 08/15/2018 (S)		220,000	213,400
CMA CGM SA
8.500%, 04/15/2017 (S)		1,480,000	599,400
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		480,857	468,836
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		423,056	412,480
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		695,747	713,141
Dematic SA
8.750%, 05/01/2016 (S)		1,130,000	1,050,900
Ducommun, Inc.
9.750%, 07/15/2018 (S)		450,000	450,000
FGI Operating Company, Inc.
10.250%, 08/01/2015		416,000	432,640
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		1,474,375	1,385,913
Florida East Coast Railway Corp.
8.125%, 02/01/2017		540,000	523,800
H&E Equipment Services, Inc.
8.375%, 07/15/2016		490,000	470,400
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		1,210,000	834,900
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	360,000	465,429
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018 (S)		$670,000	623,100
7.125%, 03/15/2021 (S)		180,000	166,950

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018	$1,090,000	$1,160,850
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017 (S)	70,000	69,650
10.000%, 06/01/2017	610,000	606,950
Navios Maritime Acquisition Corp./Navios
Acquisition Finance
8.625%, 11/01/2017	1,550,000	1,290,375
Navios Maritime Holdings, Inc. /Navios
Maritime Finance II U.S., Inc.
8.125%, 02/15/2019	420,000	350,700
Northwest Airlines, Inc., Escrow
Certificates
01/16/2017 (I)	4,640,000	0
Quality Distribution LLC/QD
Capital Corp.
9.875%, 11/01/2018	380,000	366,700
RailAmerica, Inc.
9.250%, 07/01/2017	1,956,000	2,117,370
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)	932,000	904,040
RSC Equipment
Rental Inc./RSC Holdings III LLC
8.250%, 02/01/2021	160,000	138,400
10.000%, 07/15/2017 (S)	160,000	168,000
Syncreon Global Ireland Ltd./Syncreon
Global Finance US, Inc.
9.500%, 05/01/2018 (S)	2,630,000	2,472,200
Wyle Services Corp.
10.500%, 04/01/2018 (S)	1,065,000	1,033,050

		21,991,244
Information Technology - 1.27%
CDW LLC/CDW Finance Corp.
11.000%, 10/12/2015	310,000	309,225
First Data Corp.
7.375%, 06/15/2019 (S)	460,000	408,250
11.250%, 03/31/2016	590,000	398,250
12.625%, 01/15/2021 (S)	400,000	296,000
First Data Corp., PIK
10.550%, 09/24/2015	11,837	9,853
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (S)	1,000,000	1,045,000
Sterling Merger, Inc.
11.000%, 10/01/2019 (S)	150,000	142,500

		2,609,078
Materials - 7.06%
Appleton Papers, Inc.
11.250%, 12/15/2015	905,000	877,850
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	250,000	202,500
Berry Plastics Corp.
9.750%, 01/15/2021	250,000	212,500
Building Materials Corp. of America
6.750%, 05/01/2021 (S)	470,000	446,500
CF Industries, Inc.
6.875%, 05/01/2018	340,000	379,525
Evraz Group SA
6.750%, 04/27/2018 (S)	1,200,000	1,002,000
9.500%, 04/24/2018	100,000	97,000
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)	160,000	148,800

178

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)		$800,000	$808,000
Ineos Finance PLC
9.000%, 05/15/2015 (S)		320,000	304,000
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	553,000	603,819
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (S)		$750,000	727,500
Lyondell Chemical Company
11.000%, 05/01/2018		688,866	743,975
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		2,090,000	1,651,100
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		610,000	494,100
Novelis, Inc.
8.750%, 12/15/2020		1,040,000	1,019,200
Ryerson Holding Corp.
Zero Coupon, 02/01/2015 (Z)		3,550,000	1,526,500
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		90,000	76,500
Tempel Steel Company
12.000%, 08/15/2016 (S)		440,000	422,400
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018 (S)		810,000	729,000
Vale Overseas, Ltd.
6.875%, 11/21/2036		100,000	108,100
8.250%, 01/17/2034		364,000	443,352
Vedanta Resources PLC
6.750%, 06/07/2016 (S)		710,000	575,100
8.750%, 01/15/2014 (S)		570,000	544,350
Verso Paper
Holdings LLC/Verso Paper, Inc.
8.750%, 02/01/2019		440,000	303,600
11.500%, 07/01/2014		95,000	98,800

			14,546,071
Telecommunication Services - 9.22%
Axtel SAB de CV
7.625%, 02/01/2017 (S)		1,160,000	951,200
9.000%, 09/22/2019		98,000	82,320
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)		2,120,000	1,356,800
13.250%, 07/15/2015 (S)		540,000	307,800
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		810,000	611,550
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		850,000	875,500
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		970,000	972,425
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (S)		270,000	250,425
8.500%, 11/01/2019		100,000	97,750
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		480,000	465,600
Primus Telecommunications Holding, Inc.
10.000%, 04/15/2017 (S)		135,870	126,699
Satmex Escrow SA de CV
9.500%, 05/15/2017 (S)		570,000	550,050
Sprint Capital Corp.
8.750%, 03/15/2032		4,425,000	3,844,219
Sunrise Communications Holdings SA
8.500%, 12/31/2018 (S)	EUR	125,000	151,559
Syniverse Holdings, Inc.
9.125%, 01/15/2019		$310,000	303,800

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
True Move Company, Ltd.
10.375%, 08/01/2014 (S)	$100,000	$106,000
10.750%, 12/16/2013 (S)	1,074,000	1,138,440
10.750%, 12/16/2013	800,000	848,000
Vimpel Communications OJSC
8.250%, 05/23/2016	1,247,000	1,194,003
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)	460,000	370,300
West Corp.
7.875%, 01/15/2019	980,000	921,200
8.625%, 10/01/2018	890,000	865,525
11.000%, 10/15/2016	770,000	793,100
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)	1,638,759	1,278,232
Windstream Corp.
7.500%, 04/01/2023	590,000	550,175

		19,012,672
Utilities - 4.28%
AES Ironwood LLC
8.857%, 11/30/2025	735,492	752,041
Calpine Corp.
7.875%, 01/15/2023 (S)	850,000	820,250
Edison Mission Energy
7.625%, 05/15/2027	1,670,000	918,500
Foresight Energy LLC/Foresight
Energy Corp.
9.625%, 08/15/2017 (S)	890,000	898,900
Mirant Americas Generation LLC
9.125%, 05/01/2031	1,130,000	949,200
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	2,552,651	2,680,284
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
7.375%, 03/15/2020	599,000	599,000
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)	1,500,000	1,200,000

		8,818,175

TOTAL CORPORATE BONDS (Cost $187,509,262)		$156,554,736

CAPITAL PREFERRED SECURITIES - 1.57%
Financials - 1.57%
ING Capital Funding Trust III
3.969%, 12/31/2011 (P)(Q)	220,000	164,537
Metlife Capital Trust IV
7.875%, 12/15/2037 (S)	290,000	285,650
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
09/29/2014 (Q)	2,490,000	2,491,499
The Dai-Ichi Life Insurance Company, Ltd.
(7.250% to 07/25/2021, then 3 month
LIBOR + 4.560%)
07/25/2021 (Q)(S)	300,000	295,425

		3,237,111

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,515,107)		$3,237,111

179

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 1.75%
Energy - 0.03%
James River Coal Company
3.125%, 03/15/2018 (S)	$90,000	$57,938
Financials - 1.02%
Realogy Corp.
11.000%, 04/15/2018 (S)	2,690,000	2,098,200
Industrials - 0.53%
Horizon Lines, Inc.
4.250%, 08/15/2012 (H)	1,495,000	1,091,350
Materials - 0.17%
Hercules, Inc.
6.500%, 06/30/2029	460,000	355,350

TOTAL CONVERTIBLE BONDS (Cost $4,083,153)		$3,602,838

TERM LOANS (M) - 3.29%
Consumer Discretionary - 0.58%
BCBG Max Azria Group, Inc.
9.870%, 05/19/2015	760,000	727,700
City Center Holdings LLC
7.500%, 01/13/2015	207,000	200,583
El Pollo Loco Inc.
9.250%, 07/14/2017	299,250	269,325

		1,197,608
Financials - 0.48%
Bedding Superholdco, Inc.
- 02/15/2012 (H)	3,958,740	9,897
Realogy Corp.
13.500%, 10/15/2017	1,000,000	976,000

		985,897
Health Care - 0.15%
Immucor, Inc.
7.250%, 08/17/2018	310,000	305,221
Industrials - 0.15%
Trico Shipping AS
10.000%, 05/12/2014	310,986	310,986
Information Technology - 0.23%
SRA International, Inc.
6.500%, 07/20/2018	520,000	479,700
Telecommunication Services - 1.70%
Vodafone Group PLC
6.250%, 07/11/2016	880,000	884,400
6.880%, 08/11/2015	2,628,891	2,628,891

		3,513,291

TOTAL TERM LOANS (Cost $10,770,965)		$6,792,703

COMMON STOCKS - 4.99%
Consumer Discretionary - 2.77%
Canadian Satellite Radio Holdings, Inc. (I)	389,667	$1,119,284
Charter
Communications, Inc., Class A (I)(L)	73,972	3,464,848
Cumulus Media, Inc., Class A (I)(L)	3,636	10,326
General Motors Company (I)	9,631	194,354
Tropicana Entertainment LLC (I)	7,500	33,750
Vertis Holdings, Inc. (I)	69,391	886,817

		5,709,379
Energy - 0.23%
SemGroup Corp., Class A (I)	23,610	471,256
Financials - 0.92%
Ashton Woods USA LLC, Class B (I)	1	399,255

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials (continued)
KCad Holdings I, Ltd. (I)	141,168,822	$1,496,390

		1,895,645
Industrials - 0.67%
DeepOcean Group Holdings AS (I)	83,286	1,166,004
Nortek, Inc. (I)	10,171	223,762

		1,389,766
Materials - 0.39%
LyondellBasell Industries NV, Class A	32,672	798,177
Telecommunication Services - 0.01%
Maxcom Telecomunicaciones SAB
de CV ADR (I)(L)	13,302	20,352
Viatel Holdings Bermuda, Ltd. (I)	38	29

		20,381

TOTAL COMMON STOCKS (Cost $11,314,067)		$10,284,604

PREFERRED SECURITIES - 4.88%
Consumer Discretionary - 0.02%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	$1,270	$22,860
Tropicana Las Vegas Resort
& Casino LLC (I)	840	15,120

		37,980
Financials - 4.86%
Banesto Holdings, Ltd.,
Series A, 10.500% (S)	93,000	2,330,813
Bank of America Corp., Series L, 7.250%	4,220	3,232,478
Citigroup Capital XII (8.500% to 3-30-15,
then 3 month LIBOR + 5.870%)	58,275	1,462,703
Citigroup Capital XIII (7.875% to
10-30-15, then
3 month LIBOR + 6.370%)	31,275	825,973
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	118,600	2,164,450

		10,016,417

TOTAL PREFERRED SECURITIES (Cost $11,896,397)		$10,054,397

WARRANTS - 0.40%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014; Strike
Price: $12.00) (I)	6,339	0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	6,978	76,758
CMP Susquehanna Radio Holdings Corp.
(Expiration Date: 03/26/2019; Strike
Price: $0.01) (I)	58,949	331,820
General Motors Company ( Expiration
Date: 07/10/2016; Strike
Price: $10.00) (I)	12,809	149,097
General Motors Company (Expiration
Date: 07/10/2019; Strike
Price: $18.33) (I)	12,809	101,575
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	14,700	16,317
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	35,326	143,424
Turbo Cayman, Ltd. (I)	1	0

TOTAL WARRANTS (Cost $1,227,999)		$818,991

180

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 0.88%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	180,958	$1,810,523

SHORT -TERM INVESTMENTS - 0.07%
U.S. Government & Agency
Obligations* - 0.07%
Federal Home Loan Mortgage Corp.
Discount Notes, 0.120%, 01/10/2012 (F)	$147,000	$146,952
Total Investments (High Yield Trust)
(Cost $239,945,540) - 97.40%		$200,758,071
Other assets and liabilities, net - 2.60%		5,354,961

TOTAL NET ASSETS - 100.00%		$206,113,032

Income Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 43.94%
Consumer Discretionary - 5.12%
Academy, Ltd. / Academy Finance Corp.
9.250%, 08/01/2019 (S)	$400,000	$372,000
Cablevision Systems Corp.
7.750%, 04/15/2018	2,000,000	2,020,000
8.000%, 04/15/2020	2,000,000	2,035,000
Caesars Entertainment Operating
Company, Inc. 11.250%, 06/01/2017	450,000	453,938
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016	4,766,957	5,434,331
CCO Holdings LLC/CCO Holdings
Capital Corp. 6.500%, 04/30/2021	1,000,000	945,000
Cequel Communications
Holdings I LLC/Cequel Capital Corp.
8.625%, 11/15/2017 (S)	1,000,000	990,000
CityCenter Holdings LLC/CityCenter
Finance Corp. 7.625%, 01/15/2016 (S)	700,000	658,000
CityCenter Holdings LLC/CityCenter
Finance Corp. PIK
10.750%, 01/15/2017 (S)	1,266,700	1,149,530
Clear Channel Communications, Inc.
9.000%, 03/01/2021	1,000,000	742,500
Clear Channel Worldwide Holdings, Inc.,
Series B 9.250%, 12/15/2017	800,000	818,000
General Motors Company,
Escrow Certificate (I)	85,000	28,577
KB Home 5.750%, 02/01/2014	700,000	609,000
MGM Resorts International
10.000%, 11/01/2016 (S)	1,500,000	1,421,250
SuperMedia, Inc., Escrow
Certificates 12/01/2020 (I)	651,025	0
The Hertz Corp. 8.875%, 01/01/2014	371,000	371,000
Visant Corp. 10.000%, 10/01/2017	1,900,000	1,757,500

		19,805,626
Consumer Staples - 1.51%
Ceridian Corp. 11.250%, 11/15/2015	2,500,000	2,062,500
Dean Foods Company 9.750%, 12/15/2018	1,000,000	1,012,500
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 05/01/2014	1,000,000	1,070,000
Reynolds Group Issuer, Inc./Reynolds
Group Issuer LLC
7.875%, 08/15/2019 (S)	300,000	289,500
9.875%, 08/15/2019 (S)	200,000	176,000

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
SUPERVALU, Inc. 8.000%, 05/01/2016		$1,300,000	$1,228,500

			5,839,000
Energy - 7.65%
Antero Resources Finance Corp.
7.250%, 08/01/2019 (S)		300,000	285,000
9.375%, 12/01/2017		750,000	780,000
ATP Oil & Gas Corp.
11.875%, 05/01/2015		1,400,000	974,750
Chesapeake Energy Corp.
6.875%, 08/15/2018 to 11/15/2020		1,900,000	1,961,500
7.250%, 12/15/2018		2,000,000	2,130,000
9.500%, 02/15/2015		2,600,000	2,931,500
Consol Energy Inc. 8.250%, 04/01/2020		1,400,000	1,473,500
El Paso Corp. 7.750%, 01/15/2032		300,000	348,159
Energy Transfer Equity LP
7.500%, 10/15/2020		1,200,000	1,233,000
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017		1,000,000	975,000
Expro Finance Luxembourg SCA
8.500%, 12/15/2016 (S)		1,000,000	870,000
Linn Energy LLC/Linn Energy
Finance Corp. 8.625%, 04/15/2020		1,700,000	1,751,000
Petrohawk Energy Corp.
7.875%, 06/01/2015		2,000,000	2,137,500
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)		800,000	696,000
7.000%, 05/01/2017 (S)		500,000	405,000
Sabine Pass LNG LP
7.250%, 11/30/2013		1,000,000	967,500
7.500%, 11/30/2016		800,000	740,000
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)		3,000,000	2,820,000
9.875%, 05/15/2016 (S)		1,200,000	1,236,000
SESI LLC 6.875%, 06/01/2014		1,000,000	1,002,500
W&T Offshore, Inc.
8.500%, 06/15/2019 (S)		1,200,000	1,164,000
Western Refining, Inc.
11.250%, 06/15/2017 (S)		2,500,000	2,700,000

			29,581,909
Financials - 9.53%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%) ,05/15/2018 (Q)		$1,500,000	1,275,225
Boparan Finance PLC
9.750%, 04/30/2018 (S)	EUR	700,000	740,824
Boparan Holdings, Ltd.
9.875%, 04/30/2018 (S)	GBP	750,000	906,444
CIT Group, Inc.
7.000%, 05/04/2015 to 05/02/2017 (S)		$17,200,000	16,823,500
Ford Motor Credit Company LLC
12.000%, 05/15/2015		1,300,000	1,560,000
Host Hotels & Resorts LP
9.000%, 05/15/2017		600,000	648,000
iStar Financial, Inc. 8.625%, 06/01/2013		2,750,000	2,502,500
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%) 04/30/2018 (Q)		7,500,000	7,725,075
M&T Bank Corp.
6.875%, 06/15/2016 (Q)(S)		1,500,000	1,492,500
Morgan Stanley Zero
Coupon 01/24/2012 (S)(Z)		190,000	132,535
UBS AG Zero Coupon 09/14/2012 (S)(Z)		5,000,000	3,056,500

			36,863,103

181

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care - 5.19%
Community Health Systems, Inc.
8.875%, 07/15/2015	$3,500,000	$3,438,750
Giant Funding Corp.
8.250%, 02/01/2018 (S)	600,000	600,000
HCA, Inc.
6.500%, 02/15/2016 to 02/15/2020	3,500,000	3,371,750
7.500%, 02/15/2022	1,200,000	1,107,000
8.000%, 10/01/2018	3,000,000	2,932,500
Mylan, Inc. 6.000%, 11/15/2018 (S)	800,000	778,000
Tenet Healthcare Corp.
8.000%, 08/01/2020	400,000	363,000
9.250%, 02/01/2015	3,500,000	3,500,000
10.000%, 05/01/2018	3,250,000	3,518,125
Vanguard Health Holding Company II LLC
/ Vanguard Holding Company II I
7.750%, 02/01/2019	500,000	445,625
Vanguard Health Systems, Inc. Zero
Coupon 02/01/2016 (Z)	17,000	11,050

		20,065,800
Industrials - 3.25%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)	1,200,000	1,098,000
American Airlines, Inc.
7.500%, 03/15/2016 (S)	2,500,000	2,100,000
CEVA Group PLC
8.375%, 12/01/2017 (S)	1,000,000	925,000
11.500%, 04/01/2018 (S)	2,200,000	2,024,000
RBS Global, Inc./Rexnord LLC
8.500%, 05/01/2018	1,200,000	1,149,000
11.750%, 08/01/2016	1,000,000	1,020,000
Terex Corp. 8.000%, 11/15/2017	3,000,000	2,655,000
The Manitowoc Company, Inc.
9.500%, 02/15/2018	800,000	782,000
United Rentals North America, Inc.
8.375%, 09/15/2020	900,000	825,750

		12,578,750
Information Technology - 5.11%
CDW LLC/CDW Finance Corp.
8.500%, 04/01/2019 (S)	2,500,000	2,200,000
12.535%, 10/12/2017	750,000	716,250
First Data Corp.
8.250%, 01/15/2021 (S)	2,500,000	1,975,000
9.875%, 09/24/2015	199,000	166,663
11.250%, 03/31/2016	1,400,000	945,000
12.625%, 01/15/2021 (S)	3,050,000	2,257,000
First Data Corp., PIK
8.750%, 01/15/2022 (S)	1,504,000	1,188,160
10.550%, 09/24/2015	1,000,000	832,500
Freescale Semiconductor, Inc.
8.050%, 02/01/2020	1,800,000	1,629,000
10.125%, 12/15/2016	3,250,000	3,306,875
10.750%, 08/01/2020	1,676,000	1,676,000
Sterling Merger, Inc.
11.000%, 10/01/2019 (S)	300,000	285,000
SunGard Data Systems, Inc.
10.625%, 05/15/2015	2,500,000	2,606,250

		19,783,698
Materials - 2.05%
Berry Plastics Corp. 9.750%, 01/15/2021	700,000	595,000
Cemex SAB de CV
9.000%, 01/11/2018 (S)	3,000,000	2,032,500
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)	1,000,000	880,000

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
FMG Resources
August 2006 Pty, Ltd. (continued)
7.000%, 11/01/2015 (S)		$500,000	$465,000
Ineos Group Holdings PLC
7.875%, 02/15/2016 (S)	EUR	1,650,000	1,514,252
Kinove German Bondco GMB
10.000%, 06/15/2018 (S)		1,500,000	1,718,229
Sealed Air Corp.
8.125%, 09/15/2019 (S)		$500,000	505,000
8.375%, 09/15/2021 (S)		200,000	202,000

			7,911,981
Telecommunication Services - 0.79%
Clearwire Communications LLC
12.000%, 12/01/2015 (S)		700,000	593,250
Cricket Communications, Inc.
7.750%, 10/15/2020		2,000,000	1,740,000
7.750%, 10/15/2020 (S)		300,000	258,000
Frontier Communications Corp.
8.500%, 04/15/2020		500,000	485,000

			3,076,250
Utilities - 3.74%
Calpine Corp.
7.500%, 02/15/2021 (S)		1,000,000	955,000
7.875%, 07/31/2020 (S)		800,000	772,000
Dynegy Holdings LLC
7.500%, 06/01/2015		1,220,000	780,800
7.750%, 06/01/2019		1,250,000	756,250
8.375%, 05/01/2016		4,000,000	2,420,000
GenOn Energy, Inc. 7.875%, 06/15/2017		400,000	368,000
Intergen NV 9.000%, 06/30/2017 (S)		1,000,000	1,017,500
Public Service Company of New Mexico
7.950%, 05/15/2018		1,100,000	1,263,411
RRI Energy, Inc. 7.625%, 06/15/2014		900,000	879,750
Texas Competitive Electric
Holdings Company LLC
11.500%, 10/01/2020 (S)		700,000	560,000
15.000%, 04/01/2021 (S)		2,030,000	1,238,300
Texas Competitive Electric Holdings
Company LLC, PIK
10.500%, 11/01/2016		148,536	62,385
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015		9,000,000	3,375,000

			14,448,396

TOTAL CORPORATE BONDS (Cost $180,791,290)			$169,954,513

CAPITAL PREFERRED SECURITIES - 1.47%
Financials - 1.47%
Wells Fargo Capital XIII (7.700% to
03/26/2013, then 3 month
US LIBOR + 3.890%) 10/03/2011 (Q)		900,000	900,000
Wells Fargo Capital XV (9.750% to
09/26/2013, then 3 month
LIBOR + 5.830%) 10/03/2011 (Q)		4,800,000	4,773,600

			5,673,600

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,706,754)			$5,673,600

CONVERTIBLE BONDS - 0.74%
Financials - 0.48%
Forest City Enterprises, Inc.
4.250%, 08/15/2018 (S)		1,000,000	818,750

182

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Financials (continued)
iStar Financial, Inc.
0.872%, 10/01/2012 (P)	$1,200,000	$1,050,000

		1,868,750
Materials - 0.26%
Cemex SAB de CV
3.250%, 03/15/2016 (S)	1,350,000	631,125
3.750%, 03/15/2018 (S)	805,000	375,331

		1,006,456

TOTAL CONVERTIBLE BONDS (Cost $4,352,594)		$2,875,206

STRUCTURED NOTES (K) - 0.48%
Financials - 0.48%
Deutsche Bank AG/London
8.000%, 11/23/2011 (S)	40,000	853,084
8.500%, 06/08/2012 (S)	40,000	1,011,136

		1,864,220

TOTAL STRUCTURED NOTES (K) (Cost $2,145,600)		$1,864,220

MUNICIPAL BONDS - 0.33%
California - 0.33%
State of California
7.950%, 03/01/2036	$1,140,000	$1,295,678

TOTAL MUNICIPAL BONDS (Cost $1,141,345)		$1,295,678

TERM LOANS (M) - 5.70%
Consumer Discretionary - 1.54%
Allison Transmission, Inc.
2.980%, 08/07/2014	2,688,459	2,524,463
Clear Channel Communications, Inc.
3.890%, 01/28/2016	4,490,422	3,188,761
Supermedia, Inc.
11.000%, 12/31/2015	512,607	225,547

		5,938,771
Consumer Staples - 0.25%
BJ’s Wholesale Club, Inc.
- 09/27/2018 (T)	1,000,000	964,821
Industrials - 0.17%
US Investigations Services, Inc.
2.980%, 02/21/2015	752,091	669,361
Information Technology - 1.25%
First Data Corp.
2.980%, 09/24/2014	1,749,152	1,526,864
2.980%, 09/24/2014	168,663	147,299
4.230%, 03/23/2018	1,584,873	1,300,586
Go Daddy Group, Inc.
- 09/29/2017 (T)	1,000,000	930,000
SRA International, Inc.
6.500%, 07/20/2018	1,000,000	922,500

		4,827,249
Utilities - 2.49%
Dynegy Midwest Generation LLC
9.250%, 08/04/2016	700,000	678,708
Dynegy Power LLC
9.250%, 08/04/2016	1,300,000	1,276,844
Texas Competitive Electric Holdings
Company LLC
4.750%, 10/10/2017	11,493,117	7,682,436

		9,637,988

TOTAL TERM LOANS (Cost $25,823,946)		$22,038,190

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.45%
Financials - 0.45%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.979%, 11/15/2015 (P)(S)	$1,932,397	$1,721,978

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,753,388)		$1,721,978

COMMON STOCKS - 38.34%
Consumer Discretionary - 0.65%
Automobiles - 0.04%
General Motors Company (I)	8,495	$171,429
Media - 0.38%
Comcast Corp., Class A	67,000	1,400,300
Dex One Corp. (I)(L)	99,669	55,815

		1,456,115
Multiline Retail - 0.23%
Target Corp.	18,110	888,114

		2,515,658
Consumer Staples - 1.26%
Beverages - 1.26%
Diageo PLC	125,000	2,378,221
PepsiCo, Inc.	40,000	2,476,000

		4,854,221

		4,854,221
Energy - 6.02%
Energy Equipment & Services - 0.53%
Schlumberger, Ltd.	20,000	1,194,600
Weatherford International, Ltd. (I)	70,000	854,700

		2,049,300
Oil, Gas & Consumable Fuels - 5.49%
BP PLC, ADR	80,000	2,885,600
Callon Petroleum Company (I)	56,247	217,676
Canadian Oil Sands, Ltd.	190,000	3,697,013
Chevron Corp.	15,000	1,387,800
ConocoPhillips	100,000	6,332,000
Exxon Mobil Corp.	50,000	3,631,500
Royal Dutch Shell PLC, ADR	30,000	1,845,600
Spectra Energy Corp. (L)	50,000	1,226,500

		21,223,689

		23,272,989
Financials - 4.81%
Commercial Banks - 2.63%
Banco Santander SA	126,923	1,037,601
Barclays PLC	150,000	368,224
CIT Group, Inc. (I)(L)	35,800	1,087,246
HSBC Holdings PLC	250,000	1,905,336
M&T Bank Corp. (L)	22,500	1,572,750
Wells Fargo & Company	174,800	4,216,176

		10,187,333
Diversified Financial Services - 1.87%
Bank of America Corp.	375,000	2,295,000
Citigroup, Inc.	51,430	1,317,637
JPMorgan Chase & Company	120,000	3,614,400

		7,227,037
Insurance - 0.08%
QBE Insurance Group, Ltd.	25,000	306,739

183

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 0.22%
Westfield Retail Trust	364,900	$846,480
Thrifts & Mortgage Finance - 0.01%
Federal National Mortgage Association (I)	103,273	24,786

		18,592,375
Health Care - 5.65%
Pharmaceuticals - 5.65%
Johnson & Johnson	80,000	5,096,800
Merck & Company, Inc.	220,000	7,196,200
Pfizer, Inc.	200,000	3,536,000
Roche Holdings AG	37,500	6,033,064

		21,862,064

		21,862,064
Industrials - 1.00%
Industrial Conglomerates - 1.00%
General Electric Company	254,770	3,882,695
Information Technology - 1.25%
Communications Equipment - 0.15%
Cisco Systems, Inc.	37,280	577,467
Office Electronics - 0.27%
Xerox Corp.	150,000	1,045,500
Semiconductors & Semiconductor Equipment - 0.83%
Intel Corp.	150,000	3,199,500

		4,822,467
Materials - 0.76%
Metals & Mining - 0.76%
Barrick Gold Corp. (L)	52,600	2,453,790
Nucor Corp.	15,000	474,600

		2,928,390

		2,928,390
Telecommunication Services - 3.19%
Diversified Telecommunication Services - 2.05%
AT&T, Inc. (L)	160,000	4,563,200
CenturyLink, Inc.	30,000	993,600
France Telecom SA	28,700	470,616
Frontier Communications Corp. (L)	69,203	422,830
Telstra Corp., Ltd.	500,000	1,490,212

		7,940,458
Wireless Telecommunication Services - 1.14%
SK Telecom Company, Ltd., ADR	20,000	281,400
Vodafone Group PLC	1,600,000	4,131,753

		4,413,153

		12,353,611
Utilities - 13.75%
Electric Utilities - 7.41%
American Electric Power Company, Inc.	110,100	4,186,002
Duke Energy Corp. (L)	150,000	2,998,500
Entergy Corp.	50,000	3,314,500
FirstEnergy Corp.	40,000	1,796,400
Nextera Energy, Inc.	90,000	4,861,800
Pinnacle West Capital Corp.	65,000	2,791,100
PPL Corp.	35,500	1,013,170
Progress Energy, Inc.	100,000	5,172,000
Southern Company	60,000	2,542,200

		28,675,672
Gas Utilities - 0.53%
AGL Resources, Inc. (L)	50,000	2,037,000

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 0.13%
Dynegy, Inc. (I)(L)	125,000	$515,000
Multi-Utilities - 5.68%
Dominion Resources, Inc.	35,000	1,776,950
PG&E Corp.	135,000	5,711,850
Public Service Enterprise Group, Inc.	150,000	5,005,500
Sempra Energy	70,000	3,605,000
TECO Energy, Inc. (L)	150,000	2,569,500
Xcel Energy, Inc. (L)	133,400	3,293,646

		21,962,446

		53,190,118

TOTAL COMMON STOCKS (Cost $173,857,244)		$148,274,588

PREFERRED SECURITIES - 6.15%
Consumer Discretionary - 0.21%
Automobiles - 0.21%
General Motors Company,
Series B, 4.750%	$23,600	$827,888
Energy - 1.26%
Oil, Gas & Consumable Fuels - 1.26%
Chesapeake Energy Corp., 5.750% (S)	1,900	2,147,019
Sandridge Energy, Inc., 7.000% (S)	26,500	2,723,670

		4,870,689

		4,870,689
Financials - 3.93%
Commercial Banks - 1.23%
Wells Fargo & Company, Series L, 7.500%	4,600	4,752,076
Consumer Finance - 0.23%
Ally Financial, Inc., 7.000% (S)	1,341	898,009
Diversified Financial Services - 1.44%
Bank of America Corp., Series L, 7.250%	5,350	4,098,047
Citigroup, Inc., 7.500%	18,300	1,457,229

		5,555,276
Insurance - 0.39%
MetLife, Inc., 5.000%	27,000	1,527,120
Real Estate Investment Trusts - 0.47%
FelCor Lodging Trust, Inc.,
Series A, 1.950%	90,000	1,809,900
Thrifts & Mortgage Finance - 0.17%
Federal Home Loan Mortgage Corp.,
Series Z (8.375% to 12/31/2012, then
higher of 3 month LIBOR + 4.160%
or 7.875%) (I)(L)	94,900	189,800
Federal National Mortgage
Association, Series S (I)	79,300	150,670
Federal National Mortgage Association,
Series R, 7.625% (I)	60,200	101,136
Federal National Mortgage Association,
Series Q, 6.750% (I)	80,000	116,000
Federal National Mortgage
Association, 5.375% (I)	20	116,000

		673,606

		15,215,987
Health Care - 0.30%
Health Care Providers & Services - 0.30%
Tenet Healthcare Corp., 7.000%	1,500	1,150,500

184

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Materials - 0.32%
Metals & Mining - 0.32%
AngloGold Ashanti Holdings
Finance PLC, 6.000%	$25,000	$1,224,250
Utilities - 0.13%
Electric Utilities - 0.13%
Nextera Energy, Inc., 8.375%	10,000	495,000

TOTAL PREFERRED SECURITIES (Cost $31,658,456)		$23,784,314

WARRANTS - 0.11%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $46.86) (I)	22,772	261,878
General Motors Company ( Expiration
Date: 07/10/2016; Strike
Price: $10.00) (I)	7,723	89,896
General Motors Company (Expiration
Date: 07/10/2019; Strike
Price: $18.33) (I)	7,723	61,243

TOTAL WARRANTS (Cost $954,836)		$413,017

SECURITIES LENDING COLLATERAL - 4.24%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	1,639,907	16,407,596

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,407,010)		$16,407,596

SHORT-TERM INVESTMENTS - 3.47%
Repurchase Agreement - 3.47%
Repurchase Agreement with State
Street Corp. dated 09/30/2011 at 0.010%
to be repurchased at $13,440,011 on
10/03/2011, collateralized by
$13,695,000 Federal Home Loan Bank,
0.250% due 06/29/2012 (valued at
$13,712,119, including interest)	$13,440,000	$13,440,000

TOTAL SHORT-TERM INVESTMENTS (Cost $13,440,000)		$13,440,000

Total Investments (Income Trust)
(Cost $457,032,463) - 105.42%		$407,742,900
Other assets and liabilities, net - (5.42%)		(20,955,952)

TOTAL NET ASSETS - 100.00%		$386,786,948

International Core Trust
	Shares or
	Principal
		Value

COMMON STOCKS - 93.73%
Australia - 4.43%
BHP Billiton, Ltd.	84,388	$2,803,792
Billabong International, Ltd.	79,210	249,470
BlueScope Steel, Ltd.	714,326	492,861
Charter Hall Office REIT	262,414	841,158
Commonwealth Bank of Australia	46,580	2,025,320
Dexus Property Group	946,453	746,521
Goodman Fielder, Ltd.	739,112	343,315
Goodman Group	1,530,445	837,366
GPT Group	359,420	1,074,126
Iluka Resources, Ltd.	26,461	309,374
Investa Office Fund	1,350,078	781,770

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Mirvac Group	635,948	$693,890
National Australia Bank, Ltd.	37,087	787,946
Pacific Brands, Ltd.	485,852	310,097
Qantas Airways, Ltd. (I)	185,753	248,701
QBE Insurance Group, Ltd.	201,016	2,466,381
Stockland	437,188	1,216,063
TABCORP Holdings, Ltd.	229,182	567,153
Telstra Corp., Ltd.	1,462,034	4,357,482
Wesfarmers, Ltd.	82,435	2,491,009
Westpac Banking Corp.	140,962	2,709,300
Woodside Petroleum, Ltd.	18,937	586,251

		26,939,346
Austria - 0.61%
OMV AG	61,166	1,829,175
Andritz AG	2,929	240,160
IMMOFINANZ AG (I)(L)	140,395	398,601
Raiffeisen Bank International AG (L)	14,658	428,349
Voestalpine AG	28,689	831,522

		3,727,807
Belgium - 0.60%
Ageas	284,533	489,452
Belgacom SA	34,012	1,025,170
Colruyt SA (L)	17,475	725,443
Delhaize Group SA	5,011	292,579
Dexia SA (I)(L)	167,207	317,270
Mobistar SA (I)	6,939	396,253
Umicore SA	10,519	381,334

		3,627,501
Bermuda - 0.03%
Golden Ocean Group, Ltd. (L)	254,165	173,112
Canada - 2.54%
BCE, Inc. (L)	31,100	1,166,065
Canadian National Railway Company	22,100	1,476,919
Canadian Natural Resources, Ltd.	47,100	1,383,020
Canadian Pacific Railway, Ltd. (L)	6,100	294,085
Encana Corp. (L)	139,800	2,690,873
Husky Energy, Inc. (L)	26,800	580,296
IGM Financial, Inc. (L)	12,900	548,302
Magna International, Inc.	8,600	284,369
Metro, Inc. (L)	13,600	594,667
National Bank of Canada	10,335	689,296
Potash Corp. of Saskatchewan, Inc.	19,300	838,009
Research In Motion, Ltd. (I)	66,200	1,349,396
RONA, Inc.	33,800	326,098
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	93,200	2,226,163
Suncor Energy, Inc.	23,000	587,346
Valeant Pharmaceuticals International, Inc.	8,500	316,834
Yellow Media, Inc. (L)	510,800	75,555

		15,427,293
Denmark - 0.78%
H. Lundbeck A/S	6,446	122,569
Novo Nordisk A/S	46,768	4,649,302

		4,771,871
Finland - 0.56%
Metso OYJ	6,195	180,506
Neste Oil OYJ	42,099	364,260
Nokia OYJ	403,224	2,284,029
Sampo OYJ	22,433	561,852

		3,390,647

185

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France - 10.74%
Alcatel-Lucent (I)	292,845	$837,308
Altran Technologies SA (I)	24,946	110,542
Archos SA (I)(L)	20,509	172,944
Arkema	17,997	1,045,155
BNP Paribas	47,221	1,869,119
Casino Guichard Perrachon SA	6,921	539,140
Cie de Saint-Gobain SA	44,402	1,695,918
Cie Generale d’Optique
Essilor International SA	6,644	478,811
Cie Generale de Geophysique-Veritas (I)	16,779	294,632
Cie Generale des Etablissements Michelin	12,737	760,634
Dassault Systemes SA	10,088	712,309
France Telecom SA	106,456	1,745,640
L’Oreal SA	6,932	678,308
Lagardere SCA	32,589	799,515
LVMH Moet Hennessy Louis Vuitton SA	10,299	1,365,717
Peugeot SA	17,734	377,314
Renault SA	32,195	1,067,100
Safran SA	11,764	361,385
Sanofi	340,458	22,354,152
Schneider Electric SA	26,170	1,408,955
Societe Generale	30,518	799,617
SOITEC (I)(L)	32,510	174,025
Total SA	405,942	17,898,255
Unibail-Rodamco SE	4,079	726,968
Valeo SA	27,633	1,160,382
Vinci SA	30,401	1,305,405
Vivendi SA	166,199	3,393,385
Wendel SA	9,842	617,055
Zodiac SA	7,542	581,035

		65,330,725
Germany - 7.11%
Aareal Bank AG (I)	22,529	348,542
Adidas AG	10,500	633,531
Aixtron Bank AG (L)	19,052	277,204
Aurubis AG	24,830	1,258,165
BASF SE	113,413	6,881,337
Bayerische Motoren Werke (BMW) AG	43,856	2,905,911
Bilfinger Berger SE	11,419	850,136
Continental AG (I)	4,891	281,065
Daimler AG	18,644	825,823
Deutsche Lufthansa AG	31,841	410,749
Deutsche Post AG	22,461	287,067
E.ON AG	450,689	9,829,045
Fresenius Medical Care AG	7,692	521,126
Fresenius SE & Company KGaA	8,441	749,134
GEA Group AG	27,004	630,960
Heidelberger Druckmaschinen AG (I)(L)	46,237	95,082
Infineon Technologies AG	275,280	2,027,287
Kloeckner & Company SE	37,903	462,775
Lanxess AG	26,892	1,292,688
Leoni AG	26,977	865,385
Linde AG	8,366	1,115,795
MAN SE	13,975	1,762,856
Puma SE	2,371	691,662
RWE AG	32,272	1,188,343
Salzgitter AG	15,141	726,423
SAP AG	33,646	1,715,113
Siemens AG	17,415	1,573,309
Software AG	21,623	683,392
Suedzucker AG	36,298	1,029,941
ThyssenKrupp AG	21,290	522,562
Volkswagen AG	6,356	787,713

		43,230,121

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece - 0.33%
Alpha Bank AE (I)	121,169	$215,218
National Bank of Greece SA (I)	107,720	393,851
OPAP SA	106,557	1,081,156
Public Power Corp. SA	37,049	296,382

		1,986,607
Hong Kong - 1.63%
AIA Group, Ltd.	317,000	901,255
CLP Holdings, Ltd.	277,096	2,480,346
Emperor Watch & Jewellery, Ltd.	1,860,000	213,585
Esprit Holdings, Ltd.	276,730	337,500
Hong Kong & China Gas Company, Ltd.	357,720	808,138
Hutchison Whampoa, Ltd.	55,000	407,147
Melco International Development	646,000	412,713
Pacific Basin Shipping, Ltd.	1,068,000	414,555
Power Assets Holdings, Ltd.	289,146	2,212,555
SJM Holdings, Ltd.	190,000	330,727
Swire Pacific, Ltd.	74,500	769,736
Yue Yuen Industrial Holdings, Ltd.	248,282	636,096

		9,924,353
Ireland - 1.13%
C&C Group PLC	91,864	346,345
C&C Group PLC - London Exchange	12,809	48,295
CRH PLC	162,906	2,512,619
DCC PLC	29,466	739,219
Experian PLC	41,767	469,888
Kerry Group PLC	41,339	1,447,300
Paddy Power PLC	4,364	224,551
Paddy Power PLC - London Exchange	2,274	117,570
Shire PLC	30,389	947,585

		6,853,372
Israel - 0.25%
Bezek Israeli Telecommunications Corp., Ltd.	211,133	395,818
Discount Investment Corp.	14,542	114,366
Israel Chemicals, Ltd.	37,438	427,102
Makhteshim-Agan Industries, Ltd. (I)	107,497	587,905

		1,525,191
Italy - 5.39%
Banco Popolare Societa Cooperativa	466,613	768,458
BGP Holdings PLC (I)	2,126,418	3
Davide Campari Milano SpA	34,045	248,306
Enel SpA	2,216,331	9,805,853
Eni SpA	675,919	11,876,192
Finmeccanica SpA	131,455	907,369
Fondiaria-Sai SpA (I)	85,246	177,266
Italcementi SpA - RSP	34,167	98,693
Mediaset SpA	110,881	348,124
Pirelli & Company SpA	81,480	578,206
Recordati SpA	47,565	413,541
Saipem SpA	40,046	1,404,130
Snam Rete Gas SpA	259,337	1,197,133
Telecom Italia SpA	1,602,375	1,739,941
Telecom Italia SpA, RSP	1,838,598	1,786,256
Terna Rete Elettrica Nazionale SpA	208,256	772,507
Tod’s SpA	2,514	211,540
UniCredit SpA	429,765	457,344

		32,790,862
Japan - 25.11%
Advance Residence Investment Corp.	242	437,363
AEON Company, Ltd.	133,400	1,800,724
Aiful Corp. (I)(L)	243,500	348,494
Aisin Seiki Company, Ltd.	17,700	588,047

186

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Alps Electric Company, Ltd.	130,354	$998,433
Anritsu Corp. (L)	86,000	951,366
Asahi Kasei Corp.	88,000	528,163
Astellas Pharma, Inc.	80,326	3,030,328
Bridgestone Corp.	55,400	1,256,162
Calsonic Kansei Corp.	116,000	700,727
Canon, Inc.	22,000	995,985
Circle K Sunkus Company, Ltd.	15,900	267,231
Cosmo Oil Company, Ltd.	202,000	500,944
CSK Corp. (I)(L)	102,000	390,216
CyberAgent, Inc. (L)	323	862,351
Daikyo, Inc. (I)	347,000	557,923
Dainippon Screen
Manufacturing Company, Ltd.	100,000	611,504
Daito Trust Construction Company, Ltd.	56,500	5,180,756
Dena Company, Ltd.	38,500	1,610,655
Don Quijote Company, Ltd.	26,200	936,420
EDION Corp.	37,800	315,661
Eisai Company, Ltd.	39,320	1,584,726
Electric Power Development Company, Ltd.	17,800	524,530
FANUC Corp.	14,300	1,968,806
Fast Retailing Company, Ltd.	9,400	1,683,200
Fuji Heavy Industries, Ltd.	191,884	1,120,888
Gree, Inc.	21,900	656,981
Gunze, Ltd.	106,000	346,812
Hanwa Company, Ltd.	95,000	428,094
Haseko Corp. (I)	945,500	593,660
Hikari Tsushin, Inc.	18,000	425,770
Hitachi, Ltd.	684,000	3,402,030
Honda Motor Company, Ltd.	38,688	1,134,332
Hosiden Corp.	34,800	246,733
Inpex Corp.	248	1,528,277
Isuzu Motors, Ltd.	209,000	894,862
ITOCHU Corp.	187,900	1,794,655
JFE Holdings, Inc.	61,000	1,230,116
JGC Corp.	27,000	662,972
Juki Corp. (L)	97,000	183,873
JX Holdings, Inc.	861,700	4,836,391
K’s Holding Corp.	40,100	1,568,550
Kajima Corp.	630,000	2,072,826
Kakaku.com, Inc.	21,800	898,374
Kao Corp.	100,050	2,783,044
Kawasaki Kisen Kaisha, Ltd.	359,000	745,811
KDDI Corp.	675	4,635,956
Kinugawa Rubber
Industrial Company, Ltd. (L)	36,000	300,333
Komatsu, Ltd.	74,700	1,613,086
Konami Corp.	21,377	717,740
Lawson, Inc.	15,500	876,071
Leopalace21 Corp. (I)(L)	173,600	378,492
Makino Milling Machine Company, Ltd.	65,000	381,434
Marubeni Corp.	262,176	1,466,133
Marui Company, Ltd.	90	676
Mazda Motor Corp. (I)(L)	559,512	1,126,378
Mitsubishi Chemical Holdings Corp.	338,500	2,290,294
Mitsubishi Corp.	32,905	670,100
Mitsubishi Electric Corp.	153,000	1,355,030
Mitsubishi Heavy Industries, Ltd.	181,000	761,142
Mitsubishi UFJ Lease &
Finance Company, Ltd.	24,450	976,551
Mitsui & Company, Ltd.	94,400	1,366,349
Mitsui Mining & Smelting Company, Ltd.	213,000	548,528
Mitsui O.S.K. Lines, Ltd.	247,000	946,640
Mizuho Financial Group, Inc. (L)	1,220,000	1,762,093
Nachi-Fujikoshi Corp.	56,000	272,145

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Net One Systems Company, Ltd.	214	$562,325
NICHIREI Corp.	99,000	456,488
Nintendo Company, Ltd.	4,900	713,725
Nippon Chemi-Con Corp.	133,000	476,199
Nippon Light Metal Company, Ltd.	441,000	723,450
Nippon Paper Group, Inc.	11,500	305,764
Nippon Steel Corp.	542,000	1,551,428
Nippon Telegraph & Telephone Corp.	95,200	4,575,380
Nippon Yakin Kogyo Company, Ltd. (I)	84,000	140,083
Nippon Yusen Kabushiki Kaisha	356,000	961,064
Nipro Corp. (L)	52,200	491,965
Nissan Motor Company, Ltd.	225,600	1,993,685
Nisshinbo Holdings, Inc.	50,000	434,701
Nitori Holdings Company, Ltd.	12,900	1,297,865
Nitto Denko Corp.	15,200	598,776
Nomura Research Institute, Ltd.	14,100	320,505
NTT DoCoMo, Inc.	2,164	3,944,755
Obayashi Corp.	180,000	892,112
OKUMA Corp.	110,000	668,357
Ono Pharmaceutical Company, Ltd.	9,300	553,788
ORIX Corp.	24,050	1,874,215
Osaka Gas Company, Ltd.	411,880	1,712,069
Penta-Ocean Construction Company, Ltd. (L)	174,000	504,805
Point, Inc.	16,000	806,134
Promise Company, Ltd. (I)	70,450	590,022
Resona Holdings, Inc.	841,800	3,985,664
Ricoh Company, Ltd. (L)	75,000	627,448
Round One Corp.	100,200	723,926
Ryohin Keikaku Company, Ltd.	18,900	1,044,313
Sankyo Company, Ltd.	27,400	1,478,172
Secom Company, Ltd.	23,000	1,105,809
SEGA SAMMY HOLDINGS, INC.	51,300	1,198,179
Seven & I Holdings Company, Ltd.	24,800	696,187
Shimamura Company, Ltd.	6,800	712,679
Showa Shell Sekiyu KK	68,800	490,198
Sojitz Corp.	761,000	1,390,534
Sumitomo Corp.	282,000	3,486,760
Sumitomo Osaka Cement Company, Ltd.	172,000	577,403
Taiheiyo Cement Corp.	1,010,000	1,843,918
Taisei Corp.	635,000	1,751,435
Taisho Pharmaceuticals Company, Ltd.	14,210	348,940
Takeda Pharmaceutical Company, Ltd.	202,911	9,634,198
Takefuji Corp. (I)	62,930	816
Toho Zinc Company, Ltd.	114,000	422,626
Tokyo Gas Company, Ltd.	111,603	519,851
Tokyo Steel Manufacturing Company, Ltd.	57,700	547,403
Tokyo Tatemono Company, Ltd.	267,000	810,633
TonenGeneral Sekiyu KK	79,867	915,950
Toray Industries, Inc.	132,000	925,038
Tosoh Corp.	191,000	596,768
Toyo Engineering Corp.	87,000	288,802
Toyota Motor Corp.	69,600	2,379,237
Toyota Tsusho Corp.	105,100	1,795,821
UNY Company, Ltd.	138,000	1,284,218
USS Company, Ltd.	8,740	743,427
Yahoo! Japan Corp.	1,954	607,070
Yamada Denki Company, Ltd.	42,500	2,967,247
Zeon Corp.	120,000	1,100,037

		152,781,304
Jersey, C.I. - 0.06%
Randgold Resources, Ltd.	3,881	377,703
Netherlands - 3.73%
CSM	26,515	523,027

187

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
European Aeronautic Defence &
Space Company	21,344	$598,817
ING Groep NV (I)	461,839	3,250,428
Koninklijke BAM Groep NV	142,829	571,411
Royal Dutch Shell PLC (London
Stock Exchange)	284,414	8,821,193
Royal Dutch Shell PLC, B Shares	242,152	7,521,190
Unilever NV	34,974	1,107,767
Wereldhave NV	3,820	268,492

		22,662,325
New Zealand - 0.56%
Fletcher Building, Ltd. (New
Zealand Exchange)	153,175	890,001
Telecom Corp. of New Zealand, Ltd.	1,284,504	2,540,051

		3,430,052
Norway - 0.09%
TGS Nopec Geophysical Company ASA	13,440	249,828
Yara International ASA	7,926	302,263

		552,091
Portugal - 0.13%
Jeronimo Martins SGPS SA	49,221	766,947
Singapore - 1.61%
CapitaCommercial Trust	341,000	258,377
Ezra Holdings, Ltd.	458,000	292,070
Golden Agri-Resources, Ltd.	4,100,000	1,883,006
Neptune Orient Lines, Ltd.	146	120
Oversea-Chinese Banking Corp., Ltd.	48,899	300,916
SembCorp Marine, Ltd.	376,426	920,781
Singapore Exchange, Ltd.	229,000	1,148,838
Singapore Press Holdings, Ltd.	320,000	914,543
Singapore Telecommunications, Ltd.	1,436,210	3,467,592
Suntec Real Estate Investment Trust	270,000	236,201
Swiber Holdings, Ltd. (I)	333,000	127,683
Venture Corp., Ltd.	49,000	248,454

		9,798,581
Spain - 4.09%
Banco Popular Espanol SA (L)	380,379	1,751,474
Banco Santander SA	478,000	3,907,670
Ferrovial SA	33,263	379,971
Fomento de Construcciones
y Contratas SA (L)	22,920	566,424
Gas Natural SDG SA	158,594	2,703,206
Grifols SA (I)	34,725	649,559
Iberdrola SA	283,052	1,915,544
Inditex SA	20,592	1,763,452
Red Electrica De Espana	11,059	504,671
Repsol YPF SA	123,586	3,256,233
Telefonica SA	391,579	7,507,080

		24,905,284
Sweden - 1.05%
Alfa Laval AB	17,333	272,122
Atlas Copco AB, Series A	47,076	831,580
Boliden AB	61,788	637,382
Hennes & Mauritz AB, B Shares	32,938	983,895
Investor AB, B Shares	27,844	488,739
NCC AB	36,841	597,926
Swedbank AB, Class A	162,195	1,787,290
Trelleborg AB, Series B	123,966	797,472

		6,396,406

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland - 3.95%
Cie Financiere Richemont SA	24,350	$1,080,914
Nestle SA	101,367	5,572,177
Novartis AG	209,222	11,676,586
Roche Holdings AG	10,245	1,648,233
Swisscom AG	1,235	501,815
Syngenta AG (I)	2,898	750,754
The Swatch Group AG, BR Shares	3,301	1,081,794
Wolseley PLC	50,778	1,264,027
Xstrata PLC	37,036	464,484

		24,040,784
United Kingdom - 17.19%
3i Group PLC	202,265	588,386
Aggreko PLC	51,300	1,295,584
Amlin PLC	89,585	392,648
Antofagasta PLC	35,256	500,582
ARM Holdings PLC	283,469	2,426,200
ASOS PLC (I)	14,441	341,293
Associated British Foods PLC	39,608	679,317
AstraZeneca PLC	408,592	18,091,100
Aviva PLC	156,348	738,766
BAE Systems PLC	293,665	1,210,694
Barclays PLC	1,094,625	2,687,114
BG Group PLC	184,975	3,522,350
BHP Billiton PLC	48,280	1,279,322
Bodycote PLC	30,469	116,306
BP PLC	605,717	3,633,033
British American Tobacco PLC	88,276	3,741,574
BT Group PLC	1,679,730	4,502,722
Burberry Group PLC	135,619	2,454,907
Cobham PLC	243,419	660,261
Cookson Group PLC	50,920	341,372
Diageo PLC	56,377	1,072,616
Dixons Retail PLC (I)(L)	851,145	151,057
Drax Group PLC	165,777	1,230,751
FirstGroup PLC	143,501	711,341
GlaxoSmithKline PLC	889,560	18,366,282
Home Retail Group PLC	412,371	715,833
IMI PLC	74,225	816,561
Imperial Tobacco Group PLC	20,757	700,974
ITV PLC (I)	326,044	299,155
Jazztel PLC (I)	43,487	214,725
Kesa Electricals PLC	80,326	104,485
Legal & General Group PLC	211,215	316,108
Lloyds Banking Group PLC (I)	1,951,911	1,035,021
National Express Group PLC	51,250	185,315
Next PLC	59,687	2,336,300
Pearson PLC	30,784	541,842
Petrofac, Ltd.	15,352	284,028
Prudential PLC	99,446	851,177
Reckitt Benckiser Group PLC	29,708	1,501,945
Rio Tinto PLC	69,101	3,051,839
Royal Bank of Scotland Group PLC (I)	1,982,953	709,896
SABMiller PLC	18,269	593,779
Scottish & Southern Energy PLC	78,860	1,577,112
Smith & Nephew PLC	104,904	943,149
Standard Chartered PLC	66,839	1,334,065
Subsea 7 SA (I)	30,692	583,508
Taylor Wimpey PLC (I)	1,080,260	585,947
The Capita Group PLC	46,482	508,046
The Sage Group PLC	194,890	772,720
The Weir Group PLC	47,803	1,145,370
Thomas Cook Group PLC	458,238	281,286
Travis Perkins PLC	55,369	651,441
United Utilities Group PLC	48,142	466,270

188

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC	3,743,080	$9,665,927
William Hill PLC	270,671	951,021
Yell Group PLC (I)(L)	1,294,859	82,113

		104,542,536
United States - 0.03%
Boart Longyear Group	86,477	213,512

TOTAL COMMON STOCKS (Cost $657,791,111)		$570,166,333

PREFERRED SECURITIES - 0.95%
Germany - 0.95%
Hugo Boss AG	$2,411	$192,145
Porsche Automobil Holding SE	42,739	2,045,924
ProSiebenSat.1 Media AG	35,505	621,606
Volkswagen AG	22,328	2,953,991

		5,813,666

TOTAL PREFERRED SECURITIES (Cost $6,612,407)		$5,813,666

Rights - 0.00%
Goodman Fielder, Ltd. (Expiration Date:
10/21/2011, Strike Price: AUD 0.45) (I)	307,963	14,901

TOTAL RIGHTS (Cost $0)		$14,901

SECURITIES LENDING COLLATERAL - 2.85%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	1,732,337	17,332,377

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,331,864)		$17,332,377

SHORT-TERM INVESTMENTS - 4.28%
Money Market Funds - 4.28%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	$26,015,664	$26,015,664

TOTAL SHORT-TERM INVESTMENTS (Cost $26,015,664)		$26,015,664

Total Investments (International Core Trust)
(Cost $707,751,046) - 101.81%		$619,342,941
Other assets and liabilities, net - (1.81%)		(11,016,136)

TOTAL NET ASSETS - 100.00%		$608,326,805

International Equity Index Trust A
	Shares or
	Principal
		Value

COMMON STOCKS - 93.35%
Australia - 5.50%
AGL Energy, Ltd.	9,599	$131,623
Alumina, Ltd.	51,496	72,003
Amcor, Ltd.	24,502	161,228
AMP, Ltd.	55,165	207,080
Asciano Group	48,810	67,184
Australia & New Zealand Banking Group, Ltd.	51,400	954,575
Australian Stock Exchange, Ltd.	3,619	105,069
Bendigo and Adelaide Bank, Ltd.	7,292	59,105
BHP Billiton, Ltd.	62,837	2,087,760
BlueScope Steel, Ltd.	43,158	29,778
Boral, Ltd.	14,124	46,988
Brambles, Ltd.	27,356	168,773
Caltex Australia, Ltd.	2,853	29,403
CFS Gandel Retail Trust	34,648	58,115

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Coca-Cola Amatil, Ltd.	11,962	$136,866
Cochlear, Ltd.	1,118	49,679
Commonwealth Bank of Australia	30,248	1,315,197
Computershare, Ltd.	8,579	61,088
Crown, Ltd.	9,470	72,160
CSL, Ltd.	10,802	308,121
Dexus Property Group	85,097	67,121
Duluxgroup, Ltd.	8,017	19,302
Echo Entertainment Group, Ltd. (I)	13,706	47,869
Fortescue Metals Group, Ltd.	26,436	109,590
Foster’s Group, Ltd.	40,218	204,173
Goodman Group	109,709	60,026
GPT Group	34,392	102,780
Harvey Norman Holding, Ltd.	8,189	16,832
Iluka Resources, Ltd.	8,402	98,234
Incitec Pivot, Ltd.	29,906	92,713
John Fairfax Holdings, Ltd. (L)	35,039	27,561
Leighton Holdings, Ltd.	2,998	52,557
Lend Lease Corp.	11,232	75,255
MacArthur Coal, Ltd.	2,962	45,316
Macquarie Airports, Ltd.	6,341	19,644
Macquarie Group, Ltd.	6,506	139,172
Metcash, Ltd.	13,891	54,569
Mirvac Group	56,704	61,870
National Australia Bank, Ltd.	42,964	912,808
Newcrest Mining, Ltd.	15,277	503,448
NRMA Insurance Group, Ltd.	44,162	127,695
OneSteel, Ltd.	21,338	25,027
Orica, Ltd.	6,836	153,122
Origin Energy, Ltd.	20,728	265,343
Oxiana, Ltd.	5,781	51,444
Paladin Resources, Ltd. (I)	11,802	13,512
Qantas Airways, Ltd. (I)	27,133	36,328
QBE Insurance Group, Ltd.	21,579	264,765
QR National, Ltd.	33,938	102,591
Rio Tinto, Ltd.	8,513	498,415
Santos, Ltd.	17,912	193,696
Sonic Healthcare, Ltd.	6,566	71,848
SP Ausnet	26,710	23,964
Stockland	45,247	125,857
Suncorp-Metway, Ltd.	27,212	206,905
TABCORP Holdings, Ltd.	14,688	36,348
Tattersall’s, Ltd.	27,055	57,891
Telstra Corp., Ltd.	83,023	247,444
Toll Holdings, Ltd.	11,981	50,241
Transurban Group, Ltd.	25,982	135,069
Treasury Wine Estates, Ltd.	13,406	49,575
Wesfarmers, Ltd.	20,402	616,505
Wesfarmers, Ltd. (Price Protected Shares)	2,983	91,624
Westfield Group	43,325	320,767
Westfield Retail Trust	47,784	110,847
Westpac Banking Corp.	59,592	1,145,363
Woodside Petroleum, Ltd.	11,986	371,062
Woolworths, Ltd.	23,962	572,570
WorleyParsons, Ltd.	2,956	73,760

		14,872,213
Austria - 0.17%
OMV AG	2,190	65,492
Erste Group Bank AG	3,990	101,701
Immoeast AG (I)	6,755	0
IMMOFINANZ AG (I)(L)	10,132	28,766
Oesterreichische Elektrizitaets AG, Class A	1,380	39,893
Raiffeisen Bank International AG (L)	1,623	47,429
Telekom Austria AG	7,482	75,483

189

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Voestalpine AG	2,319	$67,214
Wiener Staedtische Allgemeine
Versicherung AG	1,013	38,471

		464,449
Belgium - 0.65%
Ageas	55,936	67,351
Anheuser-Busch InBev NV	22,265	854,120
Bekaert SA	759	30,992
Belgacom SA	3,210	96,754
Colruyt SA	1,790	74,309
Delhaize Group SA	1,944	113,505
Dexia SA	8,581	16,282
Groupe Bruxelles Lambert SA	1,576	110,906
KBC Bancassurance Holding NV	2,918	67,162
Mobistar SA	683	39,003
Solvay SA	1,105	103,949
UCB SA	2,353	100,196
Umicore SA	2,192	79,464

		1,753,993
Bermuda - 0.08%
Seadrill, Ltd.	7,387	204,570
Brazil - 1.40%
All America Latina Logistica SA	8,400	38,108
B2W Companhia Global Do Varejo	2,791	21,820
Banco do Brasil SA	12,102	159,880
Banco Santander Brasil SA	11,780	85,958
BM&F Bovespa SA	30,300	141,650
BR Malls Participacoes SA	8,056	82,306
Brasil Telecom SA	584	3,817
Brasil Telecom SA - New York Exchange	494	8,625
Brookfield Incorporacoes SA	8,229	24,159
CCR SA	2,900	75,498
Centrais Eletricas Brasileiras SA	3,600	31,017
Cia de Saneamento Basico do Estado de
Sao Paulo	2,558	59,452
Cia de Transmissao de Energia Electrica
Paulista, ADR (I)	83	1,993
Cielo SA	6,195	138,051
Companhia Siderurgica Nacional SA	16,000	125,600
Companhia Siderurgica Nacional SA, ADR	200	1,588
Cosan SA Industria e Comercio	2,887	36,804
CPFL Energia SA	4,400	48,277
Cyrela Brazil Realty SA	6,000	37,367
Duratex SA	4,982	22,813
EDP - Energias do Brasil SA	1,600	32,336
Empresa Brasileira de Aeronautica SA	12,500	78,115
Fibria Celulose SA	2,814	21,402
Gafisa SA	8,032	22,939
Hypermarcas SA	5,544	26,065
JBS SA (I)	9,071	17,512
Localiza Rent a Car SA	1,961	25,969
Lojas Renner SA	3,300	88,895
Marfrig Frigorificos e Comercio
de Alimentos SA	4,561	14,870
MMX Mineracao e Metalicos SA (I)	3,720	13,948
MRV Engenharia e Participacoes SA	7,455	38,182
Multiplan Empreendimentos Imobiliarios SA	1,514	28,062
Natura Cosmeticos SA	3,400	57,865
OGX Petroleo e Gas Participacoes SA (I)	28,200	172,477
PDG Realty SA Empreendimentos
e Participacoes	20,914	68,184
Perdigao SA	13,756	235,430
Petroleo Brasileiro SA	54,015	600,406

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Porto Seguro SA	2,616	$24,348
Redecard SA	8,535	116,206
Rossi Residencial SA	2,703	12,622
Souza Cruz SA	8,000	80,500
Tam SA	91	1,355
Tele Norte Leste Participacoes SA	700	7,669
Tele Norte Leste Participacoes SA, ADR	1,336	12,732
Tim Participacoes Satim Participacoes SA	10,288	47,603
Tractebel Energia SA	2,800	38,867
Ultrapar Participacoes SA	6,000	94,136
Usinas Siderurgicas de Minas Gerais SA	3,000	34,304
Vale Fertilizantes SA	28,300	641,933

		3,799,715
Canada - 7.98%
Agnico-Eagle Mines, Ltd.	3,487	208,475
Agrium, Inc.	3,239	215,593
Alimentation Couche Tard, Inc.	3,100	86,974
ARC Resources, Ltd.	2,700	58,128
Athabasca Oil Sands Corp. (I)	4,200	42,966
Bank of Montreal (L)	12,191	682,552
Bank of Nova Scotia (L)	20,852	1,049,067
Barrick Gold Corp.	19,410	909,653
Baytex Energy Corp.	2,200	91,976
BCE, Inc.	5,238	196,394
Bombardier, Inc.	36,262	126,998
Bonavista Energy Corp.	1,500	33,725
Brookfield Asset Management, Inc.	10,948	302,770
Brookfield Residential Properties, Inc. (I)	541	3,598
CAE, Inc.	5,584	52,382
Cameco Corp.	8,634	158,525
Canadian Imperial Bank of Commerce (L)	7,870	551,103
Canadian National Railway Company	8,902	594,911
Canadian Natural Resources, Ltd.	21,216	622,976
Canadian Oil Sands, Ltd.	4,900	95,344
Canadian Pacific Railway, Ltd. (L)	3,326	160,349
Canadian Tire Corp., Ltd.	1,446	78,654
Canadian Utilities, Ltd.	1,300	77,052
Cenovus Energy, Inc.	15,836	487,668
CGI Group, Inc. (I)	4,924	92,616
Chorus Aviation, Inc.	350	1,283
CI Financial Corp.	2,467	48,827
Crescent Point Energy Corp.	4,900	184,469
Eldorado Gold Corp.	11,900	204,977
Empire Company, Ltd.	300	16,461
Enbridge, Inc. (L)	14,048	448,426
Encana Corp. (L)	14,136	272,090
Enerplus Corp.	3,600	88,875
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	441	169,090
Finning International, Inc.	3,662	66,922
First Quantum Minerals, Ltd.	8,500	113,155
Fortis, Inc. (L)	3,000	94,274
Franco-Nevada Corp.	2,200	79,590
George Weston, Ltd.	1,064	70,294
Gildan Activewear, Inc.	2,800	72,679
Goldcorp, Inc.	16,028	735,248
Great-West Lifeco, Inc. (L)	5,824	114,546
Husky Energy, Inc. (L)	5,748	124,460
IAMGOLD Corp.	7,200	143,121
IGM Financial, Inc.	2,704	114,931
Imperial Oil, Ltd.	6,427	230,854
Industrial Alliance Insurance and
Financial Services, Inc.	2,700	79,771
Inmet Mining Corp.	700	29,659

190

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Intact Financial Corp.	2,400	$131,761
Ivanhoe Mines, Ltd. (I)	6,325	87,218
Kinross Gold Corp.	24,960	370,863
Loblaw Companies, Ltd.	2,763	103,992
Magna International, Inc.	4,514	149,261
Manulife Financial Corp. (L)(O)	37,176	423,591
MEG Energy Corp. (I)	2,500	92,471
Metro, Inc. (L)	2,700	118,059
National Bank of Canada (L)	3,532	235,568
New Gold, Inc (I)	8,300	85,701
Nexen, Inc.	10,936	170,109
Niko Resources, Ltd.	1,200	49,436
Onex Corp.	1,568	48,870
Open Text Corp.	1,300	67,959
Osisko Mining Corp. (I)	6,800	86,111
Pacific Rubiales Energy Corp.	5,600	118,637
Pan American Silver Corp.	2,000	53,879
Pengrowth Energy Trust	6,300	56,934
Penn West Petroleum, Ltd. (L)	9,297	137,960
PetroBakken Energy, Ltd., Class A	1,400	9,018
Petrobank Energy & Resources, Ltd. (I)	2,100	12,725
Potash Corp. of Saskatchewan, Inc.	17,167	745,394
Power Corp. of Canada (L)	7,583	166,220
Power Financial Corp.	5,478	134,140
Precision Drilling Corp. (I)	4,600	38,322
Progress Energy Resources Corp.	1,900	23,372
Research In Motion, Ltd. (I)	10,200	207,913
RioCan Real Estate Investment Trust	2,400	59,548
Ritchie Brothers Auctioneers, Inc.	1,300	26,375
Rogers Communications, Inc., Class B (L)	8,058	275,828
Royal Bank of Canada (L)	27,824	1,276,096
Saputo, Inc.	3,700	145,754
Shaw Communications, Inc., Class B	7,198	146,034
Shoppers Drug Mart Corp. (L)	4,644	181,036
Silver Wheaton Corp.	6,800	200,775
SNC-Lavalin Group, Inc.	3,387	142,313
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	12,048	287,777
Suncor Energy, Inc.	31,814	812,427
Talisman Energy, Inc.	22,474	276,234
Teck Resources, Ltd.	11,547	340,713
TELUS Corp.	1,305	63,949
TELUS Corp., Non-Voting Shares	2,956	137,800
The Toronto-Dominion Bank	17,250	1,227,863
Thomson Corp.	7,366	199,632
Tim Hortons, Inc.	3,600	167,340
TMX Group, Inc.	1,376	53,758
Tourmaline Oil Corp. (I)	2,200	64,705
Trans-Canada Corp. (L)	13,550	550,069
TransAlta Corp.	5,479	119,263
Valeant Pharmaceuticals International, Inc.	3,150	117,415
Vermilion Energy, Inc.	800	33,622
Viterra, Inc.	5,800	57,065
Yamana Gold, Inc.	15,306	210,039

		21,583,365
Chile - 0.33%
Banco Santander Chile SA, ADR (L)	2,180	160,186
Cia Cervecerias Unidas SA, ADR	1,245	64,304
Empresa Nacional de
Electricidad SA, ADR (L)	4,420	191,563
Enersis SA, ADR	11,983	202,633
Lan Airlines SA, ADR (L)	4,785	98,810
Sociedad Quimica y Minera de
Chile SA, ADR	2,625	125,501

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Vina Concha Y Toro SA, ADR	1,297	$47,341

		890,338
China - 2.81%
Agile Property Holdings, Ltd.	37,800	23,829
Air China, Ltd.	62,000	42,680
Alibaba.com, Ltd.	27,900	25,783
Aluminum Corp. of China, Ltd.	104,000	43,506
Angang Steel Company, Ltd., Class H	23,960	12,551
Anhui Conch Cement Company, Ltd.	30,000	81,568
Anta Sports Products, Ltd.	17,000	19,343
Bank of China, Ltd., Class H	1,405,077	428,726
Bank of Communications
Company, Ltd., Class H	181,780	105,415
BBMG Corp.	22,000	16,259
Beijing Datang Power Generation
Company, Ltd., Class H	78,000	19,512
BYD Company, Ltd., Class H (I)	13,400	21,961
China BlueChemical, Ltd.	54,000	41,130
China Citic Bank Corp., Ltd. (I)	158,400	63,301
China Coal Energy Company, Ltd., Series H	88,000	76,855
China Communications
Construction Company, Ltd.	109,535	69,929
China Communications
Services Corp., Ltd., Class H	36,000	16,250
China Construction Bank Corp.	1,078,346	643,457
China COSCO Holdings Company, Ltd.	64,835	26,023
China International
Marine Containers Co., Ltd.	5,200	5,196
China Life Insurance Company, Ltd.	167,000	396,845
China Longyuan Power Group Corp.	45,000	36,842
China Merchants Bank Company, Ltd.	86,535	131,048
China Minsheng Banking Corp. Ltd.	101,400	60,840
China National Building
Material Company, Ltd.	68,000	57,457
China Oilfield Services, Ltd.	32,000	40,069
China Pacific Insurance Group Company, Ltd.	17,300	49,833
China Petroleum & Chemical Corp.	354,000	340,935
China Railway Construction Corp.	41,500	17,391
China Railway Group, Ltd.	104,000	20,511
China Shenhua Energy Company, Ltd.	77,500	303,664
China Shineway Pharmaceutical Group, Ltd.	8,400	10,032
China Shipping Container
Lines Company, Ltd. (I)	72,650	10,926
China Shipping Development Company, Ltd.	30,000	18,595
China Telecom Corp., Ltd.	304,000	189,312
China Vanke Co., Ltd.	23,800	20,124
China Yurun Food Group, Ltd.	28,600	30,550
China Zhongwang Holdings, Ltd.	32,400	10,821
CNOOC, Ltd.	399,984	640,636
Country Garden Holdings Company	81,973	22,279
CSR Corp., Ltd.	43,000	15,181
Dongfang Electric Corp. Ltd.	8,000	20,596
Dongfeng Motor Group Company, Ltd.	72,000	95,421
ENN Energy Holdings, Ltd.	20,000	65,089
Evertop Wire Cable Corp.	30,000	50,454
Fosun International, Ltd.	30,500	15,304
Foxconn International Holdings, Ltd. (I)	26,000	13,168
Golden Eagle Retail Group, Ltd.	21,000	42,962
Greentown China Holdings, Ltd.	19,000	8,778
Guangzhou Automobile Group Company, Ltd.	57,831	55,657
Guangzhou R&F Properties
Company, Ltd., Class H	24,800	17,874
Hengan International Group Company, Ltd.	18,000	142,185
Hidili Industry International Development, Ltd.	24,000	6,842

191

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Huaneng Power International, Inc., Class H	88,000	$36,432
Industrial & Commercial Bank of China	1,122,957	542,806
Inner Mongolia Yitai Coal Co.	12,400	61,734
Jiangsu Expressway, Ltd.	32,000	24,460
Lenovo Group, Ltd.	126,000	84,249
Li Ning Company, Ltd.	15,500	15,515
Longfor Properties Company, Ltd.	23,100	22,605
Maanshan Iron & Steel Company, Ltd.	48,000	10,506
Metallurgical Corp. of China, Ltd.	53,000	10,008
Parkson Retail Group, Ltd.	36,500	43,147
PetroChina Company, Ltd., Class H	472,000	570,886
PICC Property & Casualty
Company, Ltd., Class H	54,000	57,559
Ping An Insurance Group Company	31,000	172,491
Renhe Commercial Holdings Company, Ltd.	160,000	16,413
Semiconductor
Manufacturing International Corp. (I)	387,000	18,611
Shandong Weigao Group Medical
Polymer Company, Ltd.	32,000	35,750
Shanghai Electric Group Company, Ltd.	90,000	34,470
Shanghai Lujiazui Finance & Trade
Zone Development Co., Ltd.	4,200	4,703
Shui On Land, Ltd.	73,153	17,410
Sino-Ocean Land Holdings, Ltd.	87,810	27,954
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	52,000	18,350
Sinopharm Group Company, Ltd.	12,000	31,325
Sinotruk Hong Kong, Ltd.	18,000	10,186
Soho China, Ltd.	66,000	41,008
Tencent Holdings, Ltd.	22,000	450,177
Tingyi (Cayman Islands) Holding Corp.	44,000	107,056
Tsingtao Brewery Company, Ltd., Series H	8,000	43,231
Want Want China Holdings, Ltd.	61,000	53,990
Weichai Power Company, Ltd.	10,000	45,483
Wumart Stores, Inc.	14,000	27,448
Yangzijiang Shipbuilding Holdings, Ltd.	27,000	17,996
Yanzhou Coal Mining Company, Ltd., Class H	50,000	105,082
Zhejiang Expressway Company, Ltd., Class H	36,000	21,655
Zijin Mining Group Company, Ltd.	161,853	45,490
ZTE Corp., Class H	14,620	40,704

		7,608,385
Colombia - 0.20%
BanColombia SA, ADR (L)	9,325	519,403
Petrominerales, Ltd.	1,289	25,340

		544,743
Cyprus - 0.01%
Bank of Cyprus PCL	14,354	22,323
Czech Republic - 0.09%
CEZ AS	3,072	118,379
Komercni Banka AS	264	49,211
Telefonica O2 Czech Republic AS	3,005	64,102

		231,692
Denmark - 0.71%
A P Moller Maersk A/S	13	72,955
A P Moller Maersk A/S, Series A	28	164,812
Carlsberg A/S	2,052	121,716
Coloplast A/S	542	78,226
Danske Bank A/S (I)	13,197	184,974
DSV A/S, ADR	3,980	71,740
Novo Nordisk A/S	8,840	878,802
Novozymes A/S, Class B	964	137,136
TDC A/S	7,400	60,376

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
TrygVesta A/S	702	$36,894
Vestas Wind Systems A/S	5,044	81,790
William Demant Holdings A/S (I)	582	43,679

		1,933,100
Egypt - 0.06%
Commercial International Bank	12,754	49,103
Egypt Kuwait Holding Company	11,363	11,696
Egyptian Company for Mobile Services	336	5,323
Egyptian Financial Group-Hermes Holding (I)	3,297	9,338
Orascom Construction Industries	1,338	48,650
Orascom Telecom Holding SAE (I)	35,950	20,131
Talaat Moustafa Group (I)	15,481	9,603
Telecom Egypt	3,596	8,917

		162,761
Finland - 0.64%
Elisa OYJ, Class A	3,307	67,531
Fortum OYJ	9,708	227,985
Kesko OYJ	1,369	42,074
Kone OYJ	3,476	164,932
Metso OYJ	2,927	85,285
Neste Oil OYJ	5,377	46,524
Nokia OYJ	79,044	447,738
Nokian Renkaat OYJ	1,470	43,827
Orion OYJ, Series B	1,114	22,425
Outokumpu OYJ	4,187	27,436
Pohjola Bank OYJ	1,284	13,495
Rautaruukki OYJ	3,081	30,904
Sampo OYJ	8,903	222,982
Sanoma OYJ (L)	700	8,228
Stora Enso OYJ, Series R (L)	13,947	81,439
UPM-Kymmene OYJ	9,899	111,431
Wartsila OYJ	3,938	93,515

		1,737,751
France - 5.67%
Accor SA	3,247	86,426
Aeroports de Paris	392	29,444
Air France KLM	2,181	15,953
Air Liquide SA	5,519	645,374
Alcatel-Lucent (I)	48,917	139,864
Alstom SA (L)	4,293	142,015
ANF Immobilier	13	533
Arkema	1,111	64,520
Atos Origin SA	897	38,793
AXA SA	34,708	450,653
BNP Paribas	18,692	739,873
Bouygues SA	4,878	161,425
Bureau Veritas SA	1,095	78,749
Cap Gemini SA	2,507	83,546
Carrefour SA	11,056	251,514
Casino Guichard Perrachon SA	765	59,593
Christian Dior SA	1,103	123,394
Cie de Saint-Gobain SA	8,045	307,276
Cie Generale d’Optique
Essilor International SA	3,846	277,168
Cie Generale de Geophysique-Veritas (I)	2,600	45,655
Cie Generale des Etablissements Michelin	3,769	225,079
CNP Assurances SA	2,692	39,751
Credit Agricole SA (L)	20,273	139,362
Danone SA	11,336	697,631
Dassault Systemes SA	1,174	82,896
Edenred	3,247	77,198
EDF SA	4,490	130,470
Eiffage SA	533	16,433

192

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Eramet	83	$11,475
Eurazeo	436	18,322
Eutelsat Communications	1,283	51,537
Fonciere Des Regions	477	33,275
France Telecom SA	36,008	590,451
GDF Suez	25,004	746,953
Gecina SA	200	17,516
Groupe Eurotunnel SA	9,550	80,800
ICADE	399	31,157
Iliad SA	328	36,706
Imerys SA	374	18,763
JCDecaux SA (I)	1,379	34,206
Klepierre SA	1,807	50,678
L’Oreal SA	4,767	466,459
Lafarge SA	4,232	145,692
Lagardere SCA	1,664	40,823
Legrand SA, ADR	3,960	123,453
LVMH Moet Hennessy Louis Vuitton SA	5,106	677,090
M6-Metropole Television SA	612	9,953
Natixis	16,444	52,049
Neopost SA	415	30,498
Pernod-Ricard SA	3,806	298,422
Peugeot SA	2,679	56,999
PPR	1,585	204,466
Publicis Groupe SA	2,723	114,003
Renault SA	4,056	134,436
Safran SA	2,595	79,717
Sanofi	21,764	1,429,004
Schneider Electric SA	9,490	510,928
SCOR SE	3,147	67,845
Societe BIC SA	290	24,675
Societe Generale	12,253	321,047
Societe Television Francaise	1,243	15,445
Sodexo	1,747	115,116
Suez Environnement SA	6,417	89,438
Technip SA	2,024	161,977
Thales SA	1,269	39,655
Total SA	41,351	1,823,193
Unibail-Rodamco SE	1,762	314,027
Vallourec SA	2,275	130,395
Veolia Environnement SA	7,820	114,207
Vinci SA	8,572	368,078
Vivendi SA	25,030	511,053

		15,342,570
Germany - 4.61%
Adidas AG	4,115	248,284
Allianz SE	8,631	812,184
BASF SE	17,473	1,060,175
Bayer AG	15,727	864,293
Bayerische Motoren Werke (BMW) AG	6,407	424,530
Beiersdorf AG	1,584	84,827
Celesio AG	1,628	21,490
Commerzbank AG (I)	23,457	59,050
Continental AG (I)	1,605	92,232
Daimler AG	17,225	762,969
Deutsche Bank AG	17,669	615,623
Deutsche Boerse AG (I)	3,856	193,632
Deutsche Lufthansa AG	4,195	54,116
Deutsche Post AG	16,761	214,217
Deutsche Telekom AG	53,377	627,887
E.ON AG	34,232	746,563
Fraport AG, ADR	459	26,785
Fresenius Medical Care AG	3,743	253,585
Fresenius SE & Company KGaA	1,988	176,434

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
GEA Group AG	2,970	$69,395
Hannover Rueckversicherung AG	1,132	51,218
HeidelbergCement AG	2,968	107,269
Henkel AG & Company, KGaA	2,630	115,081
Hochtief AG	800	49,719
Infineon Technologies AG	21,217	156,252
K&S AG	3,457	181,763
Kabel Deutschland Holding AG (I)	1,445	77,892
Lanxess AG	1,680	80,757
Linde AG	3,271	436,262
MAN SE	2,077	160,626
Merck KGaA	1,128	92,299
Metro AG	2,502	105,270
Muenchener Rueckversicherungs AG	3,644	451,692
RWE AG	8,451	311,189
Salzgitter AG	698	33,488
SAP AG	17,495	891,812
Siemens AG	15,656	1,414,397
Suedzucker AG	1,402	39,781
ThyssenKrupp AG	6,339	155,590
TUI AG (I)	2,987	15,281
United Internet AG	1,822	30,746
Volkswagen AG	616	76,342
Wacker Chemie AG (L)	304	27,002

		12,469,999
Greece - 0.10%
Alpha Bank AE (I)	9,557	16,975
Coca Cola Hellenic Bottling Company SA (I)	4,700	83,139
EFG Eurobank Ergasias SA (I)	7,016	8,715
Hellenic Telecommunications Organization SA	6,840	29,235
National Bank of Greece SA (I)	17,944	65,608
OPAP SA	4,410	44,745
Public Power Corp. SA	1,780	14,240

		262,657
Hong Kong - 2.68%
AIA Group, Ltd.	157,800	448,637
ASM Pacific Technology, Ltd.	2,086	20,380
Bank of East Asia, Ltd.	35,655	107,730
Beijing Capital International Airport
Company, Ltd., Class H	60,000	24,144
Beijing Enterprises Holdings, Ltd.	10,000	50,040
Belle International Holdings, Ltd.	95,882	164,073
BOC Hong Kong Holdings, Ltd.	78,500	165,073
Cathay Pacific Airways, Ltd.	14,000	22,683
Chaoda Modern Agriculture Holdings, Ltd.	66,120	8,792
Cheung Kong Holdings, Ltd.	27,151	290,657
Cheung Kong Infrastructure Holdings, Ltd.	9,000	52,525
China Agri-Industries Holdings, Ltd.	44,000	27,015
China Dongxiang Group Company	77,000	13,012
China Everbright, Ltd.	22,000	22,935
China High Speed Transmission Equipment
Group Company, Ltd.	25,000	11,279
China Mengniu Dairy Company, Ltd.	24,000	71,933
China Merchants Holdings
International Company, Ltd.	29,470	79,331
China Mobile, Ltd.	135,000	1,317,435
China Overseas Land & Investment, Ltd.	89,360	127,635
China Resource Power Holdings, Ltd.	36,200	54,082
China Resources Enterprises, Ltd.	26,000	85,236
China Resources Land, Ltd.	44,000	46,178
China Taiping Insurance
Holdings Company, Ltd. (I)	16,000	30,830
China Unicom Hong Kong, Ltd.	130,550	266,903

193

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Citic 1616 Holdings, Ltd.	1,050	$199
Citic Pacific, Ltd.	24,000	33,204
CLP Holdings, Ltd.	37,111	332,189
COSCO Pacific, Ltd.	25,754	28,537
Esprit Holdings, Ltd.	21,333	26,018
Franshion Properties China, Ltd.	74,000	11,442
Fushan International Energy Group, Ltd.	80,000	26,003
Geely Automobile Holdings Company, Ltd.	75,000	16,160
GOME Electrical Appliances Holdings, Ltd.	169,920	39,094
Guangdong Investment, Ltd.	52,000	32,191
Hang Lung Group, Ltd.	11,000	55,936
Hang Lung Properties, Ltd.	46,000	135,994
Hang Seng Bank, Ltd.	16,400	192,176
Henderson Land Development Company, Ltd.	16,554	73,540
Hong Kong & China Gas Company, Ltd.	100,430	226,885
Hong Kong Exchanges & Clearing, Ltd.	19,983	286,743
Hopewell Holdings, Ltd.	6,638	18,872
Huabao International Holdings, Ltd.	30,000	24,455
Hutchison Whampoa, Ltd.	41,423	306,641
Hysan Development Company, Ltd.	13,537	40,117
Kerry Properties, Ltd.	10,000	31,449
Kingboard Chemical Holdings, Ltd.	16,228	43,660
Kunlun Energy Company, Ltd.	50,000	67,800
Lee & Man Paper Manufacturing, Ltd.	36,000	12,188
Li & Fung, Ltd.	97,658	161,062
Lifestyle International Holdings, Ltd.	4,500	11,234
MTR Corp., Ltd.	33,572	100,688
New World Development Company, Ltd.	59,386	55,858
Nine Dragons Paper Holdings, Ltd.	44,000	21,484
Noble Group, Ltd.	62,892	62,817
NWS Holdings, Ltd.	14,715	19,566
Orient Overseas International, Ltd.	1,938	7,757
PCCW, Ltd.	87,000	32,183
Poly Hong Kong Investment, Ltd.	26,000	7,921
Power Assets Holdings, Ltd.	29,500	225,735
Shanghai Industrial Holdings, Ltd.	14,000	39,076
Shangri-La Asia, Ltd.	17,282	32,518
Shimao Property Holdings, Ltd., GDR	33,500	24,374
Sino Land Company, Ltd.	23,191	30,853
Sino-Forest Corp. (I)(L)	4,600	3,167
Sinofert Holdings, Ltd.	54,000	13,840
Skyworth Digital Holdings, Ltd.	39,196	13,075
Sun Hung Kai Properties, Ltd.	27,550	312,142
Swire Pacific, Ltd.	13,500	139,482
The Link REIT	34,958	110,245
Wharf Holdings, Ltd.	29,000	141,334
Wheelock and Company, Ltd.	17,000	49,697
Wing Hang Bank, Ltd.	3,543	28,722
Yue Yuen Industrial Holdings, Ltd.	8,000	20,496

		7,235,357
Hungary - 0.07%
Magyar Telekom Telecommunications PLC	10,442	23,220
MOL Hungarian Oil and Gas PLC (I)	750	50,553
OTP Bank PLC	4,462	65,711
Richter Gedeon Nyrt	298	40,609

		180,093
India - 1.50%
Dr. Reddy’s Laboratories, Ltd., ADR	2,151	64,100
HDFC Bank, Ltd., ADR	9,800	285,670
ICICI Bank, Ltd., ADR	18,525	643,188
Infosys, Ltd., ADR (L)	24,265	1,239,214
Larsen & Toubro, Ltd., GDR (S)	9,329	258,603
Ranbaxy Laboratories, Ltd., ADR	2,771	29,373

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Reliance Capital, Ltd., GDR (S)	2,246	$14,453
Reliance Communication, Ltd., GDR (S)	31,056	45,497
Reliance Industries, Ltd., GDR (S)	30,655	998,127
Reliance Infrastructure, Ltd., GDR (S)	708	16,196
Satyam Computer Services, Ltd., ADR (I)	7,380	20,147
State Bank of India, GDR	1,411	119,230
Tata Motors, Ltd., ADR (L)	9,689	149,017
Ultratech Cement, Ltd., GDR	274	6,387
Wipro, Ltd., ADR (L)	18,054	167,000

		4,056,202
Indonesia - 0.70%
Adaro Energy Tbk PT	129,500	24,647
Aneka Tambang Tbk PT	142,375	23,804
Astra Agro Lestari Tbk PT	4,842	10,475
Astra International Tbk PT	49,517	349,732
Bank Central Asia Tbk PT	305,726	263,434
Bank Danamon Indonesia Tbk PT	98,924	50,786
Bank Mandiri Tbk PT	210,726	147,160
Bank Rakyat Indonesia Tbk PT	279,998	183,712
Bumi Resources Tbk PT	451,220	98,584
Gudang Garam Tbk PT	13,000	76,190
Indo Tambangraya Megah PT	5,500	23,998
Indocement Tunggal Prakarsa Tbk PT	27,013	42,481
Indofood Sukses Makmur Tbk PT	130,595	73,663
Indosat Tbk PT	23,500	13,825
International Nickel Indonesia Tbk PT	77,500	25,947
Perusahaan Gas Negara Tbk PT	279,515	83,166
Semen Gresik Persero Tbk PT	12,360	11,563
Tambang Batubara Bukit Asam Tbk PT	21,000	39,308
Telekomunikasi Indonesia Tbk PT	173,500	148,851
Unilever Indonesia Tbk PT	43,000	79,772
United Tractors Tbk PT	44,983	109,607

		1,880,705
Ireland - 0.46%
Anglo Irish Bank Corp. PLC (I)	15,416	0
Bank of Ireland (I)	52,722	5,428
C&C Group PLC	224	845
CRH PLC	1,533	23,645
CRH PLC (London Exchange)	15,847	247,282
Elan Corp. PLC (I)	1,399	14,818
Experian PLC	19,396	218,209
James Hardie Industries, Ltd. (I)	7,997	43,620
Kerry Group PLC - London Exchange	3,278	115,030
Ryanair Holdings PLC, ADR (I)	1,203	30,977
Shire PLC	10,795	336,608
WPP PLC	24,062	221,903

		1,258,365
Israel - 0.46%
Bank Hapoalim, Ltd.	25,834	89,688
Bank Leumi Le-Israel, Ltd.	23,381	72,287
Bezek Israeli Telecommunications Corp., Ltd.	32,563	61,047
Cellcom Israel, Ltd.	797	16,277
Delek Group, Ltd.	32	4,887
Elbit Systems, Ltd.	219	8,545
Israel Chemicals, Ltd.	8,453	96,434
Israel Corp., Ltd.	23	14,870
Israel Discount Bank, Ltd. (I)	7,050	10,332
Makhteshim-Agan Industries, Ltd.	9,357	51,176
Mizrahi Tefahot Bank, Ltd.	3,560	29,333
Nice Systems, Ltd. (I)	1,795	53,665
Partner Communications Company, Ltd.	2,436	23,226

194

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Teva Pharmaceutical Industries, Ltd.	19,041	$705,022

		1,236,789
Italy - 1.50%
A2A SpA	13,168	16,379
Assicurazioni Generali SpA	23,431	370,128
Autogrill SpA	1,731	17,397
Autostrade SpA	6,436	92,304
Banca Carige SpA	7,526	14,582
Banca Intesa SpA	17,851	22,871
Banca Monte dei Paschi di Siena SpA	68,923	38,352
Banche Popolari Unite SpA	15,304	56,509
Banco Popolare Societa Cooperativa	26,928	44,347
BGP Holdings PLC (I)	130,653	0
Enel SpA	137,230	607,155
Eni SpA	48,223	847,299
Exor SpA	1,040	20,293
Fiat Industrial SpA (I)	16,787	125,170
Fiat SpA	16,787	90,726
Finmeccanica SpA	7,373	50,892
Intesa Sanpaolo SpA	213,346	333,356
Luxottica Group SpA	2,012	50,971
Mediaset SpA	20,023	62,865
Mediobanca SpA	8,503	66,967
Mondadori (Arnoldo) Editore SpA	29	61
Pirelli & Company SpA	3,714	26,356
Prelios SpA (I)	3,714	1,031
Prysmian SpA	2,628	34,470
Saipem SpA	5,545	194,424
Snam Rete Gas SpA	31,977	147,610
Telecom Italia SpA	199,367	216,483
Telecom Italia SpA, RSP	125,634	122,057
Terna Rete Elettrica Nazionale SpA	22,829	84,682
UniCredit SpA	284,712	302,983

		4,058,720
Japan - 14.61%
Advantest Corp.	2,820	30,406
AEON Company, Ltd.	11,196	151,131
AEON Credit Service Company, Ltd.	2,023	31,031
Aeon Mall Company, Ltd.	1,300	29,558
Air Water, Inc.	2,000	24,682
Aisin Seiki Company, Ltd.	4,421	146,879
Ajinomoto Company, Inc.	14,695	173,789
Alfresa Holdings Corp.	600	25,109
All Nippon Airways Company, Ltd.	8,285	25,892
Amada Company, Ltd.	4,171	27,175
Aozora Bank, Ltd.	10,000	22,921
Asahi Breweries, Ltd.	8,699	184,215
Asahi Glass Company, Ltd.	20,809	202,886
Asahi Kasei Corp.	28,037	168,274
Astellas Pharma, Inc.	9,305	351,035
Bank of Kyoto, Ltd.	6,000	53,366
Benesse Holdings, Inc.	1,046	46,081
Bridgestone Corp.	12,747	289,031
Brother Industries, Ltd.	4,300	50,400
Canon, Inc.	21,426	969,999
Casio Computer Company, Ltd.	2,767	17,518
Central Japan Railway Company, Ltd.	32	278,818
Chiba Bank, Ltd.	15,104	104,519
Chubu Electric Power Company, Inc.	13,523	254,290
Chugai Pharmaceutical Company, Ltd.	3,984	67,511
Chugoku Bank, Ltd.	3,000	44,168
Chugoku Electric Power Company, Inc.	6,400	112,779
Chuo Mitsui Trust Holdings, Inc.	59,990	198,315

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Citizen Watch Company, Ltd.	2,965	$14,776
Cosmo Oil Company, Ltd.	10,000	24,799
Credit Saison Company, Ltd.	1,809	34,813
Dai Nippon Printing Company, Ltd.	11,047	114,247
Daicel Chemical Industries, Ltd.	6,000	34,100
Daido Steel Company, Ltd.	3,000	17,853
Daihatsu Motor Company, Ltd.	4,000	72,309
Daiichi Sankyo Company, Ltd.	14,328	298,338
Daikin Industries, Ltd.	5,185	148,324
Dainippon Sumitomo Pharma Company, Ltd.	3,500	38,515
Daito Trust Construction Company, Ltd.	1,581	144,969
Daiwa House Industry Company, Ltd.	10,285	132,369
Daiwa Securities Group, Inc.	33,649	125,556
Dena Company, Ltd.	1,500	62,753
Denki Kagaku Kogyo Kabushiki Kaisha	7,523	28,608
Denso Corp.	9,378	300,582
Dentsu, Inc.	4,200	132,830
East Japan Railway Company	6,600	400,749
Eisai Company, Ltd.	5,548	223,603
Electric Power Development Company, Ltd.	2,400	70,723
Elpida Memory, Inc. (I)	3,300	20,657
FamilyMart Company, Ltd.	740	28,266
FANUC Corp.	3,621	498,535
Fast Retailing Company, Ltd.	1,034	185,152
Fuji Electric Company, Ltd.	3,580	9,243
Fuji Heavy Industries, Ltd.	14,000	81,781
FUJIFILM Holdings Corp.	9,233	214,301
Fujitsu, Ltd.	35,379	166,666
Fukuoka Financial Group, Inc.	13,000	54,409
Furukawa Electric Company, Ltd.	9,000	24,457
GS Yuasa Corp.	4,000	18,673
Gunma Bank	7,523	41,887
Hino Motors, Ltd.	1,114	6,621
Hirose Electric Company, Ltd.	717	66,630
Hisamitsu Pharmaceutical Company, Inc.	1,200	57,627
Hitachi Chemical, Ltd.	1,316	21,622
Hitachi Construction
Machinery Company, Ltd.	2,157	36,040
Hitachi High-Technologies Corp.	1,700	34,020
Hitachi Metals, Ltd.	2,000	22,937
Hitachi, Ltd.	88,882	442,075
Hokkaido Electric Power Company, Inc.	2,332	34,333
Hokuhoku Financial Group, Inc.	12,866	28,036
Hokuriku Electric Power Company	2,700	50,014
Honda Motor Company, Ltd.	30,838	904,170
Hoya Corp.	9,008	207,595
Ibiden Company, Ltd.	1,800	37,805
Idemitsu Kosan Company, Ltd.	300	26,896
Inpex Corp.	43	264,983
Isetan Mitsukoshi Holdings, Ltd.	6,276	63,336
Ishikawajima-Harima Heavy
Industries Company, Ltd.	15,866	35,014
Isuzu Motors, Ltd.	22,000	94,196
ITOCHU Corp.	31,798	303,706
Itochu Techno-Science Corp.	252	11,339
Iyo Bank, Ltd.	5,000	50,931
J Front Retailing Company, Ltd.	9,000	42,756
Japan Real Estate Investment Corp.	7	68,284
Japan Retail Fund Investment Corp.	16	25,756
Japan Tobacco, Inc.	87	405,897
JFE Holdings, Inc.	9,938	200,408
JGC Corp.	3,114	76,463
Joyo Bank, Ltd.	9,047	42,051
JS Group Corp.	5,784	162,013
JSR Corp.	2,867	49,282

195

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Jupiter Telecommunications Company, Ltd.	20	$21,504
JX Holdings, Inc.	43,000	241,342
Kajima Corp.	14,809	48,725
Kamigumi Company, Ltd.	3,466	30,990
Kaneka Corp.	6,000	33,850
Kansai Electric Power Company, Ltd.	15,922	273,795
Kansai Paint Company, Ltd.	2,762	26,446
Kao Corp.	10,338	287,567
Kawasaki Heavy Industries, Ltd.	21,037	53,542
Kawasaki Kisen Kaisha, Ltd.	9,933	20,635
KDDI Corp.	57	391,481
Keihin Electric Express
Railway Company, Ltd.	8,933	82,438
Keio Corp.	8,285	59,233
Keisei Electric Railway Company, Ltd.	3,000	20,357
Keyence Corp.	752	205,901
Kikkoman Corp.	1,762	20,114
Kintetsu Corp. (L)	30,208	113,684
Kirin Holdings Company, Ltd.	16,104	210,237
Kobe Steel, Ltd.	56,483	94,583
Koito Manufacturing Company, Ltd.	2,000	31,490
Komatsu, Ltd.	19,170	413,961
Konami Corp.	557	18,701
Konica Minolta Holdings, Inc.	10,109	69,253
Koyo Seiko Company, Ltd.	2,457	29,343
Kubota Corp.	22,218	177,526
Kuraray Company, Ltd.	6,200	84,524
Kurita Water Industries, Ltd.	1,981	55,411
Kyocera Corp.	2,962	247,432
Kyowa Hakko Kogyo Company, Ltd.	4,862	54,135
Kyushu Electric Power Company, Inc.	8,469	136,457
Lawson, Inc.	869	49,116
Mabuchi Motor Company, Ltd.	282	13,032
Makita Corp.	1,557	55,458
Marubeni Corp.	34,798	194,596
Marui Company, Ltd.	2,436	18,305
Matsushita Electric Industrial Company, Ltd.	42,307	408,904
Mazda Motor Corp. (I)(L)	31,000	62,407
McDonald’s Holdings Company, Ltd.	1,100	29,234
Mediceo Holdings Company, Ltd.	2,900	29,306
MEIJI Holdings Company, Ltd.	1,200	56,840
Minebea Company, Ltd.	5,523	18,535
Mitsubishi Chemical Holdings Corp.	25,500	172,533
Mitsubishi Corp.	26,744	544,633
Mitsubishi Electric Corp.	36,027	319,070
Mitsubishi Estate Company, Ltd.	25,218	408,132
Mitsubishi Gas & Chemicals Company, Inc.	7,000	43,035
Mitsubishi Heavy Industries, Ltd.	59,063	248,372
Mitsubishi Materials Corp.	13,980	34,033
Mitsubishi Motors Corp. (I)	90,000	118,890
Mitsubishi Tanabe Pharma Corp.	3,000	55,613
Mitsubishi UFJ Financial Group	240,800	1,082,292
Mitsubishi UFJ Lease &
Finance Company, Ltd.	660	26,361
Mitsui & Company, Ltd.	34,189	494,853
Mitsui Chemicals, Inc.	6,990	23,291
Mitsui Engineering &
Shipbuilding Company, Ltd.	8,638	14,472
Mitsui Fudosan Company, Ltd.	17,752	280,964
Mitsui O.S.K. Lines, Ltd.	25,513	97,780
Mizuho Financial Group, Inc.	444,800	642,442
MS&AD Insurance Group Holdings	10,400	225,407
Murata Manufacturing Company, Ltd.	4,296	231,786
Namco Bandai Holdings, Inc.	3,367	45,487
NEC Corp. (I)	61,617	125,168

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NGK INSULATORS, Ltd.	4,171	$62,814
NGK Spark Plug Company, Ltd.	1,762	23,855
NHK Spring Company, Ltd.	1,000	8,821
Nidec Corp.	2,286	183,895
Nikon Corp.	7,219	169,630
Nintendo Company, Ltd.	2,092	304,717
Nippon Building Fund, Inc.	13	134,376
Nippon Electric Glass Company, Ltd.	6,000	54,361
Nippon Express Company, Ltd.	11,809	50,296
Nippon Meat Packers, Inc.	2,000	25,979
Nippon Paper Group, Inc.	1,500	39,882
Nippon Sheet Glass Company, Ltd.	8,171	18,250
Nippon Steel Corp.	107,536	307,813
Nippon Telegraph & Telephone Corp.	9,500	456,577
Nippon Yusen Kabushiki Kaisha	25,923	69,982
Nishi-Nippon City Bank, Ltd.	4,000	12,287
Nissan Motor Company, Ltd.	48,690	430,286
Nisshin Seifun Group, Inc.	1,614	21,057
Nisshin Steel Company	7,047	12,592
Nissin Food Products Company, Ltd.	916	36,907
Nitori Holdings Company, Ltd.	468	47,085
Nitto Denko Corp.	3,532	139,137
NKSJ Holdings, Inc.	7,500	165,688
NOK Corp.	1,492	26,828
Nomura Holdings, Inc.	70,907	258,379
Nomura Real Estate Holdings, Inc.	2,300	34,688
Nomura Real Estate Office Fund, Inc.	2	12,188
Nomura Research Institute, Ltd.	1,311	29,800
NSK, Ltd.	6,000	44,039
NTN Corp.	4,228	19,820
NTT Data Corp.	31	95,644
NTT DoCoMo, Inc.	301	548,693
Obayashi Corp.	15,638	77,505
Odakyu Electric Railway Company, Ltd.	14,695	139,634
Oji Paper Company, Ltd.	21,809	119,714
Olympus Corp.	4,866	150,208
Omron Corp.	3,261	63,871
Ono Pharmaceutical Company, Ltd.	1,200	71,457
Oracle Corp.	752	26,451
Oriental Land Company, Ltd.	793	84,622
ORIX Corp.	2,186	170,355
Osaka Gas Company, Ltd.	43,845	182,251
Otsuka Corp.	100	6,885
Otsuka Holdings Company, Ltd.	4,600	125,801
Rakuten, Inc.	165	192,682
Resona Holdings, Inc.	35,000	165,714
Ricoh Company, Ltd.	12,399	103,730
Rinnai Corp.	652	54,497
Rohm Company, Ltd.	1,827	94,957
Sankyo Company, Ltd.	793	42,781
Santen Pharmaceutical Company, Ltd.	1,200	50,151
SBI Holdings, Inc.	304	26,260
Secom Company, Ltd.	4,590	220,681
SEGA SAMMY HOLDINGS, INC.	3,492	81,560
Seiko Epson Corp.	2,700	34,216
Sekisui Chemical Company, Ltd.	5,228	43,879
Sekisui House, Ltd.	10,638	100,264
Seven & I Holdings Company, Ltd.	14,481	406,511
Sharp Corp.	21,218	178,147
Shikoku Electric Power Company, Inc.	2,700	74,267
Shimadzu Corp.	5,000	42,114
Shimamura Company, Ltd.	276	28,926
Shimano, Inc.	1,069	56,531
Shimizu Corp.	7,695	33,915
Shin-Etsu Chemical Company, Ltd.	7,911	387,882

196

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shinsei Bank, Ltd.	9,094	$10,211
Shionogi & Company, Ltd.	6,823	100,980
Shiseido Company, Ltd.	7,223	139,892
Shizuoka Bank, Ltd.	11,342	118,677
Showa Denko KK	23,000	45,285
Showa Shell Sekiyu KK	3,800	27,075
SMC Corp.	1,164	169,974
Softbank Corp.	16,888	494,361
Sojitz Corp.	15,191	27,758
Sony Corp.	20,042	384,632
Sony Financial Holdings, Inc.	2,200	33,270
Square Enix Company, Ltd.	600	10,783
Stanley Electric Company, Ltd.	1,808	27,310
Sumco Corp. (I)	2,300	21,493
Sumitomo Chemical Company, Ltd.	35,446	136,329
Sumitomo Corp.	23,466	290,143
Sumitomo Electric Industries, Ltd.	16,599	194,227
Sumitomo Heavy Industries, Ltd.	8,000	41,025
Sumitomo Metal Industries, Ltd.	73,577	152,367
Sumitomo Metal Mining Company, Ltd.	11,285	149,583
Sumitomo Mitsui Financial Group	25,400	716,841
Sumitomo Realty &
Development Company, Ltd.	6,876	132,127
Sumitomo Rubber Industries, Inc.	3,400	43,500
Suruga Bank, Ltd.	2,114	20,555
Suzuken Company, Ltd.	1,223	32,826
Suzuki Motor Corp.	6,300	138,585
Sysmex Corp.	1,000	35,920
T&D Holdings, Inc.	11,982	112,773
Taisei Corp.	16,866	46,519
Taisho Pharmaceuticals Company, Ltd.	1,762	43,268
Taiyo Nippon Sanso Corp.	3,819	26,538
Takashimaya Company, Ltd.	6,000	43,646
Takeda Pharmaceutical Company, Ltd.	15,049	714,525
TDK Corp.	2,468	85,886
Teijin, Ltd.	12,104	43,404
Terumo Corp.	3,203	166,592
The 77th Bank, Ltd.	6,523	29,441
The Bank of Yokohama, Ltd.	27,684	138,694
The Dai-ichi Life Insurance Company, Ltd.	173	178,735
The Hachijuni Bank, Ltd.	6,000	36,732
The Hiroshima Bank, Ltd.	8,000	39,548
The Japan Steel Works, Ltd.	5,000	29,805
The Tokyo Electric Power Company, Inc. (I)	26,867	82,436
THK Company, Ltd.	1,481	24,708
Tobu Railway Company, Ltd.	11,752	55,373
Toho Company, Ltd.	2,300	40,168
Toho Gas Company, Ltd.	6,000	39,390
Tohoku Electric Power Company, Inc.	9,480	131,233
Tokio Marine Holdings, Inc.	13,600	344,740
Tokyo Electron, Ltd.	3,532	159,996
Tokyo Gas Company, Ltd.	50,835	236,791
Tokyu Corp.	20,866	104,760
Tokyu Land Corp.	5,171	18,570
TonenGeneral Sekiyu KK	4,171	47,835
Toppan Printing Company, Ltd.	13,990	101,934
Toray Industries, Inc.	29,389	205,954
Toshiba Corp.	78,711	320,962
Toto, Ltd.	3,171	28,013
Toyo Seikan Kaisha, Ltd.	2,009	30,426
Toyo Suisan Kaisha, Ltd.	705	19,319
Toyoda Gosei Company, Ltd.	1,300	24,601
Toyota Boshoku Corp.	1,400	20,029
Toyota Industries Corp.	3,290	95,693
Toyota Motor Corp.	52,247	1,786,034

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toyota Tsusho Corp.	3,500	$59,804
Trend Micro, Inc.	1,733	54,093
Tsumura & Company, Ltd.	1,200	38,242
Ube Industries, Ltd.	18,037	59,804
Unicharm Corp.	2,058	98,781
Ushio, Inc.	2,257	34,284
USS Company, Ltd.	550	46,783
West Japan Railway Company, Ltd.	3,800	162,961
Yahoo! Japan Corp.	332	103,146
Yakult Honsha Company, Ltd.	1,300	40,445
Yamada Denki Company, Ltd.	1,676	117,014
Yamaguchi Financial Group, Inc.	3,000	30,255
Yamaha Corp.	1,926	20,788
Yamaha Motor Company, Ltd.	6,591	86,321
Yamato Transport Company, Ltd.	9,080	165,258
Yamazaki Baking Company, Ltd.	1,409	21,390
Yaskawa Electric Corp.	5,000	37,715
Yokogawa Electric Corp. (I)	4,600	43,353

		39,500,483
Jersey, C.I. - 0.07%
Randgold Resources, Ltd.	1,888	183,742
Luxembourg - 0.26%
APERAM	894	12,926
ArcelorMittal	16,537	264,113
Millicom International Cellular SA	1,329	133,097
Reinet Investments SCA (I)	1,493	23,327
SES SA	5,667	137,604
Tenaris SA	9,937	126,233

		697,300
Macau - 0.06%
Sands China, Ltd. (I)	37,200	85,559
Wynn Macau, Ltd.	34,972	80,365

		165,924
Malaysia - 0.74%
Alliance Financial Group BHD	9,600	9,820
AMMB Holdings BHD	42,662	75,971
Asiatic Development BHD	10,500	22,835
Axiata Group BHD	57,100	81,611
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,800	11,210
Berjaya Sports Toto BHD	5,742	7,607
British American Tobacco Malaysia BHD	2,000	27,923
Bursa Malaysia BHD	6,400	12,171
CIMB Group Holdings BHD	82,500	178,932
DiGi.Com BHD	9,000	85,578
Gamuda BHD	39,100	34,922
Genting BHD	44,300	125,386
Hong Leong Bank BHD	12,100	38,492
Hong Leong Credit BHD	8,300	28,188
IJM Corp. BHD	16,720	25,364
IOI Corp. BHD	83,169	120,150
Kuala Lumpur Kepong BHD	12,100	78,929
Lafarge Malayan Cement BHD	4,470	9,140
Malayan Banking BHD	83,509	205,641
Maxis BHD	35,100	58,048
MISC BHD	32,040	58,555
MMC Corp. BHD	1,400	1,123
Parkson Holdings BHD	10,098	17,858
Petronas Dagangan BHD	1,400	6,978
Petronas Gas BHD	12,000	48,584
PLUS Expressways BHD	18,900	25,495
PPB Group BHD	12,900	66,839
Public Bank BHD	24,000	92,510

197

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Resorts World BHD	53,400	$58,046
RHB Capital BHD	2,655	5,794
Sime Darby BHD	66,746	173,644
SP Setia BHD	7,950	9,628
Telekom Malaysia BHD	17,100	21,550
Tenaga Nasional BHD	56,125	90,427
UMW Holdings BHD	21,400	45,303
YTL Corp. BHD	95,980	39,620
YTL Power International BHD	20,937	11,078

		2,010,950
Mexico - 1.07%
Alfa SAB de CV	5,602	57,561
America Movil SAB de CV, Series L	827,944	914,004
Cemex SAB de CV (I)	203,060	64,571
Coca-Cola Femsa SAB de CV, Series L	6,253	55,458
Fomento Economico Mexicano SA de CV	45,655	296,280
Fresnillo PLC	2,849	70,105
Grupo Aeroportuario del Pacifico SA
de CV, Series B	9,900	33,158
Grupo Bimbo SA de CV	26,232	48,422
Grupo Carso SAB de CV	11,593	26,917
Grupo Elektra SA de CV	1,900	144,541
Grupo Financiero Banorte SAB de CV	28,753	84,983
Grupo Financiero Inbursa SA	29,556	49,422
Grupo Mexico SAB de CV, Series B	80,421	190,202
Grupo Modelo SA	13,617	76,959
Grupo Televisa SA	49,383	181,139
Industrias Penoles SAB de CV	1,998	73,370
Kimberly-Clark de Mexico SAB de CV	10,300	52,546
Mexichem SAB de CV	13,992	42,071
Minera Frisco SAB de CV, Class A1 (I)	11,593	39,539
Telefonos de Mexico SA de CV	124,866	93,547
Urbi Desarrollos Urbanos SAB de CV (I)	11,100	14,959
Wal-Mart de Mexico SAB de CV	125,258	287,213

		2,896,967
Netherlands - 3.22%
Aegon NV (I)	37,270	150,254
Akzo Nobel NV	4,575	202,251
ASML Holding NV	8,577	298,035
Corio NV	1,781	81,961
Delta Lloyd NV	1,912	30,200
European Aeronautic Defence &
Space Company	8,462	237,406
Fugro NV	1,292	65,420
Heineken Holding NV	2,014	77,689
Heineken NV	5,788	258,663
ING Groep NV (I)	74,338	523,192
Koninklijke (Royal) KPN NV	33,187	436,892
Koninklijke Ahold NV	25,681	301,962
Koninklijke Boskalis Westinster NV	2,338	71,927
Koninklijke DSM NV	2,929	127,342
Koninklijke Philips Electronics NV	19,005	340,203
Koninklijke Vopak NV	1,380	66,114
PostNL NV	9,786	42,853
QIAGEN NV (I)	4,911	67,820
Randstad Holdings NV	2,339	74,614
Reed Elsevier NV	13,395	146,478
Royal Dutch Shell PLC (London
Stock Exchange)	71,980	2,232,483
Royal Dutch Shell PLC, B Shares	52,676	1,636,105
SBM Offshore NV	3,478	60,313
TNT Express NV	9,300	64,169
Unilever NV	31,746	1,005,523

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Wolters Kluwer NV	7,551	$122,281

		8,722,150
New Zealand - 0.11%
Auckland International Airport, Ltd.	74,127	128,773
Contact Energy, Ltd. (I)	3,521	14,547
Fletcher Building, Ltd. (New
Zealand Exchange)	14,468	84,064
Sky City Entertainment Group, Ltd.	26,243	66,060

		293,444
Norway - 0.55%
Aker Solutions ASA	3,694	35,444
DnB NOR ASA	20,287	202,530
Kvaerner ASA (I)	3,694	4,825
Norsk Hydro ASA (L)	20,407	92,716
Orkla ASA	17,208	130,925
Renewable Energy Corp. ASA (I)(L)	12,490	10,953
Statoil ASA	26,708	570,665
Telenor ASA	18,009	277,622
Yara International ASA	4,291	163,640

		1,489,320
Peru - 0.15%
Compania de Minas Buenaventura SA	2,698	101,655
Compania de Minas Buenaventura SA, ADR	2,231	84,198
Credicorp SA	1,295	119,788
Credicorp, Ltd., ADR	76	7,007
Southern Peru Copper Corp.	4,256	106,230

		418,878
Philippines - 0.15%
Ayala Corp.	4,333	28,550
Ayala Land, Inc.	90,600	29,975
Banco de Oro Unibank, Inc.	12,831	14,852
Bank of the Philippine Islands	64,668	82,104
Energy Development Corp.	36,498	4,691
Filinvest Land, Inc.	112,500	2,801
Globe Telecommunications, Inc.	140	2,828
Jollibee Foods Corp.	8,000	15,383
Manila Electric Company	13,252	70,001
Metropolitan Bank & Trust Company	13,697	20,454
Philippine Long Distance Telephone Company	1,220	60,905
SM Investments Corp.	3,768	44,736
SM Prime Holdings, Ltd.	56,916	15,824

		393,104
Poland - 0.29%
Asseco Poland SA	710	8,602
Bank Handlowy w Warszawie SA	731	15,247
Bank Millennium SA	8,840	12,017
Bank Pekao SA	2,951	117,772
BRE Bank SA (I)	413	29,594
Cyfrowy Polsat SA (I)	3,617	16,231
Firma Oponiarska Debica SA	118	1,942
Getin Holding SA (I)	10,012	21,751
Globe Trade Centre SA (I)	1,844	6,485
Grupa Lotos SA (I)	517	3,875
KGHM Polska Miedz SA	2,775	108,972
Polish Oil & Gas Company	41,082	50,030
Polska Grupa Energetyczna SA	7,645	44,534
Polski Koncern Naftowy Orlen SA (I)	8,548	93,460
Powszechna Kasa Oszczednosci
Bank Polski SA	15,367	150,556
Telekomunikacja Polska SA	17,687	92,139

198

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
TVN SA	1,422	$6,109

		779,316
Portugal - 0.16%
Banco Comercial Portugues SA (I)(L)	31,455	8,161
Banco Espirito Santo SA	10,883	28,817
Cimpor-Cimentos de Portugal SA	5,397	36,162
Electricidade de Portugal SA	46,778	143,671
Galp Energia SGPS SA	3,842	70,014
Jeronimo Martins SGPS SA	2,898	45,156
Portugal Telecom SGPS SA	15,439	112,578

		444,559
Russia - 1.47%
Federal Grid Company Unified Energy System
JSC, GDR (S)	1,087	3,533
Gazprom OAO, ADR	146,912	1,403,010
Lukoil OAO, ADR	14,541	729,813
Mechel, ADR	2,833	28,868
MMC Norilsk Nickel OJSC, ADR (L)	19,000	412,870
Mobile TeleSystems, ADR	10,817	133,049
NovaTek OAO, ADR	1,917	218,485
Novolipetsk Steel OJSC, ADR	1,448	29,655
Pharmstandard - Reg S GDR (I)	1,320	25,225
Rosneft Oil Company, GDR	38,621	225,001
Sberbank Of Russia, ADR (I)	34,900	306,864
Severstal, ADR	4,250	44,795
Sistema JSFC - Reg S GDR	1,756	24,317
Surgutneftegaz, ADR	13,350	106,133
Surgutneftegaz, ADR, Class B	17,404	76,230
Tatneft, ADR	4,533	112,600
VTB Bank OJSC, GDR	21,911	90,036

		3,970,484
Singapore - 1.14%
Ascendas Real Estate Investment Trust	21,469	33,157
Capitaland, Ltd.	52,412	97,706
CapitaMall Trust	59,850	83,110
CapitaMalls Asia, Ltd.	31,000	28,304
City Developments, Ltd.	10,285	74,659
ComfortDelGro Corp., Ltd.	41,731	41,489
Cosco Corp. Singapore, Ltd.	33,000	22,683
DBS Group Holdings, Ltd.	34,380	308,209
Fraser and Neave, Ltd.	20,900	91,481
Genting Singapore PLC (I)	99,800	115,979
Golden Agri-Resources, Ltd.	142,858	65,610
Hutchison Port Holdings Trust	105,300	69,665
Jardine Cycle and Carriage, Ltd.	2,623	83,265
Keppel Corp., Ltd.	27,478	160,953
Keppel Land, Ltd.	16,705	32,638
Neptune Orient Lines, Ltd.	28,616	23,543
Olam International, Ltd.	36,023	61,415
Oversea-Chinese Banking Corp., Ltd.	47,756	293,882
SembCorp Industries, Ltd.	20,604	53,168
SembCorp Marine, Ltd.	23,293	56,977
Singapore Airlines, Ltd.	13,260	114,730
Singapore Exchange, Ltd.	20,399	102,337
Singapore Press Holdings, Ltd.	29,441	84,141
Singapore Technologies Engineering, Ltd.	33,798	71,643
Singapore Telecommunications, Ltd.	153,410	370,394
StarHub, Ltd.	21,000	45,695
United Overseas Bank, Ltd.	24,683	317,709
UOL Group, Ltd.	16,531	52,072
Wilmar International, Ltd.	32,000	126,935

		3,083,549

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa - 1.84%
ABSA Group, Ltd.	5,765	$95,636
African Bank Investments, Ltd.	13,371	54,361
African Rainbow Minerals, Ltd.	3,461	73,841
Anglo Platinum, Ltd.	1,472	100,606
AngloGold Ashanti, Ltd.	7,283	302,110
Aspen Pharmacare Holdings, Ltd. (I)	4,390	49,519
Aveng, Ltd.	9,037	38,501
Bidvest Group, Ltd.	7,302	134,572
Discovery Holdings, Ltd., ADR	6,145	30,090
FirstRand, Ltd.	58,792	141,980
Gold Fields, Ltd.	16,520	253,974
Growthpoint Properties, Ltd.	29,612	64,995
Harmony Gold Mining Company, Ltd.	9,268	108,830
Impala Platinum Holdings, Ltd.	11,591	234,956
Imperial Holdings, Ltd.	3,486	45,317
Investec, Ltd.	4,332	23,591
Kumba Iron Ore, Ltd.	1,477	77,808
Kumba Resources, Ltd.	2,723	57,113
Liberty Holdings, Ltd.	1,116	11,019
Massmart Holdings, Ltd.	2,574	44,049
Mittal Steel South Africa, Ltd.	2,574	18,818
MMI Holdings, Ltd.	9,922	20,852
MTN Group, Ltd.	34,339	561,816
Naspers, Ltd., ADR	8,295	359,065
Nedbank Group, Ltd.	5,487	92,742
Netcare, Ltd.	24,570	39,665
Northam Platinum, Ltd.	3,938	16,031
Pick’n Pay Stores, Ltd.	4,153	18,725
Pretoria Portland Cement Company, Ltd.	18,222	52,100
Redefine Income Fund, Ltd.	45,895	45,249
Remgro, Ltd.	9,871	135,142
Reunert, Ltd.	1,838	13,331
RMB Holdings, Ltd.	17,617	55,082
RMI Holdings	17,617	27,270
Sanlam, Ltd.	46,062	153,580
Sappi, Ltd. (I)	18,486	54,489
Sasol, Ltd.	12,571	513,771
Shoprite Holdings, Ltd.	10,318	144,467
Standard Bank Group, Ltd.	25,389	290,962
Steinhoff International Holdings, Ltd. (I)	22,337	61,893
Telkom SA, Ltd.	5,430	21,489
The Foschini Group, Ltd.	3,226	33,790
Tiger Brands, Ltd.	3,083	79,912
Trans Hex Group, Ltd. (I)	577	232
Truworths International, Ltd.	10,550	91,678
Vodacom Group, Ltd.	6,961	77,650
Woolworths Holdings, Ltd.	14,552	62,783

		4,985,452
South Korea - 3.26%
Amorepacific Corp.	73	72,662
Asiana Airlines, Inc. (I)	566	3,648
BS Financial Group, Inc. (I)	4,805	52,603
Celltrion, Inc.	1,540	56,607
Cheil Industries, Inc.	1,080	74,815
CJ CheilJedang Corp.	135	33,029
Daelim Industrial Company, Ltd.	470	37,610
Daewoo Engineering &
Construction Company, Ltd. (I)	3,921	29,703
Daewoo International Corp.	677	16,642
Daewoo Securities Company, Ltd.	3,500	30,295
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	2,200	41,142
DGB Financial Group, Inc. (I)	2,820	32,704
Dongbu Insurance Company, Ltd.	960	40,430

199

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Dongkuk Steel Mill Company, Ltd.	1,370	$25,592
Doosan Corp.	360	40,698
Doosan Heavy Industries and
Construction Company, Ltd.	690	32,240
Doosan Infracore Company, Ltd. (I)	1,290	19,378
E-Mart Company, Ltd. (I)	524	131,065
GS Engineering & Construction Corp.	713	57,954
GS Holdings Corp.	1,190	56,747
Hana Financial Group, Inc.	3,640	105,782
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	257	3,599
Hanjin Shipping Company, Ltd.	227	1,958
Hanjin Shipping Holdings Company, Ltd.	357	2,202
Hankook Tire Company, Ltd.	1,700	57,152
Hanwha Chemical Corp.	892	19,037
Hanwha Corp.	1,010	28,294
Hite Holdings Company, Ltd.	206	1,737
Honam Petrochemical Corp.	340	82,089
Hynix Semiconductor, Inc.	11,220	197,383
Hyosung Corp.	550	25,318
Hyundai Department Store Company, Ltd.	420	57,807
Hyundai Development Company	790	11,025
Hyundai Engineering &
Construction Company, Ltd.	1,090	55,335
Hyundai Glovis Company, Ltd.	300	44,361
Hyundai Heavy Industries Company, Ltd.	780	180,804
Hyundai Mipo Dockyard Company, Ltd.	270	23,281
Hyundai Mobis	1,396	396,468
Hyundai Motor Company, Ltd.	3,163	554,835
Hyundai Securities Company, Ltd.	2,644	20,842
Hyundai Steel Company	1,122	81,942
Industrial Bank of Korea	4,670	52,516
Kangwon Land, Inc.	2,090	47,225
KB Financial Group, Inc.	6,710	219,146
KB Financial Group, Inc., ADR	206	6,749
KCC Corp.	100	18,655
Kia Motors Corp.	5,220	312,016
Korea Electric Power Corp. (I)	5,980	105,380
Korea Electric Power Corp., ADR (I)	744	6,324
Korea Exchange Bank	4,900	28,767
Korea Gas Corp.	830	21,295
Korea Investment Holdings Company, Ltd.	1,090	31,325
Korea Kumho Petrochemical Company, Ltd.	204	31,372
Korea Life Insurance Company Ltd.	4,330	19,774
Korea Line Corp. (I)	302	2,235
Korea Zinc Company, Ltd.	200	48,966
Korean Air Lines Company, Ltd.	807	29,794
Korean Reinsurance Company, Ltd.	24	276
KT Corp.	1,277	38,129
KT Corp., ADR	266	3,931
KT&G Corp.	2,210	137,849
Kumho Industrial Company, Ltd. (I)	247	1,214
LG Chem, Ltd.	924	244,795
LG Corp.	1,921	95,759
LG Display Company, Ltd.	5,650	92,522
LG Display Company, Ltd., ADR	57	465
LG Electronics, Inc.	2,000	114,388
LG Household & Health Care, Ltd.	180	81,001
LG Innotek Company, Ltd.	210	11,169
LG Uplus Corp.	5,871	31,417
Lotte Confectionery Company, Ltd.	4	5,131
Lotte Shopping Company, Ltd.	240	80,240
LS Cable, Ltd.	380	22,972
LS Industrial Systems Company, Ltd.	440	18,602
Mirae Asset Securities Company, Ltd.	285	6,725

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
NCSoft Corp.	320	$90,469
NHN Corp. (I)	830	156,478
OCI Company, Ltd.	303	51,623
POSCO	1,341	412,293
S-Oil Corp.	1,000	86,822
S1 Corp.	140	6,360
Samsung C&T Corp.	2,410	140,628
Samsung Card Company, Ltd.	900	31,147
Samsung Electro-Mechanics Company, Ltd.	1,440	88,274
Samsung Electronics Company, Ltd.	2,303	1,613,282
Samsung Engineering Company, Ltd.	580	112,393
Samsung Fire & Marine
Insurance Company, Ltd.	720	128,567
Samsung Heavy Industries Company, Ltd.	3,310	75,972
Samsung SDI Company, Ltd.	688	66,088
Samsung Securities Company, Ltd.	1,060	45,761
Samsung Techwin Company, Ltd.	797	36,295
Seoul Semiconductor Company, Ltd.	720	12,722
Shinhan Financial Group Company, Ltd., ADR	175	11,977
Shinhan Financial Group Company, Ltd.	9,270	324,175
Shinsegae Company, Ltd.	185	42,104
SK C&C Company, Ltd.	340	41,300
SK Energy Company, Ltd.	1,167	137,113
SK Holdings Company, Ltd.	592	65,829
SK Networks Company, Ltd.	2,970	26,837
SK Telecom Company, Ltd.	398	50,127
SK Telecom Company, Ltd., ADR	657	9,244
STX Pan Ocean Company, Ltd.	2,370	15,066
Woongjin Conway Company, Ltd.	1,060	33,538
Woori Finance Holdings Company, Ltd.	6,360	52,197
Woori Investment & Securities Company, Ltd.	1,860	17,150
Yuhan Corp.	200	17,786

		8,804,556
Spain - 2.27%
Abertis Infraestructuras SA	5,343	82,102
Acciona SA	627	52,928
Acerinox SA	2,601	29,248
ACS Actividades de Construccion
y Servicios SA	2,850	100,560
Amadeus IT Holding SA, A Shares	3,953	63,457
Banco Bilbao Vizcaya Argentaria SA	82,944	675,836
Banco de Sabadell SA (L)	15,778	56,512
Banco de Valencia SA (I)(L)	95	98
Banco Popular Espanol SA (L)	20,023	92,197
Banco Santander SA	164,857	1,347,713
Bankia Saubankia Sau (I)	17,248	84,308
Bankinter SA (L)	3,925	21,378
CaixaBank	16,284	71,813
Distribuidora Internacional
De Alimentacion SA (I)	12,644	49,792
EDP Renovaveis SA (I)	2,863	15,624
Enagas SA	4,243	78,137
Ferrovial SA	7,864	89,832
Fomento de Construcciones
y Contratas SA (L)	418	10,330
Gas Natural SDG SA	4,137	70,514
Gestevision Telecinco SA	2,419	13,735
Grifols SA (I)	2,505	46,858
Iberdrola SA	76,483	517,596
Inditex SA	4,665	399,500
Indra Sistemas SA	1,914	27,554
Mapfre SA	14,650	45,254
Red Electrica De Espana	2,102	95,923
Repsol YPF SA	15,775	415,638

200

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Telefonica SA	80,264	$1,538,765
Zardoya Otis SA	2,811	35,846

		6,129,048
Sweden - 1.62%
Alfa Laval AB	3,968	62,296
Assa Abloy AB, Series B	5,832	120,062
Atlas Copco AB, Series A	11,483	202,843
Atlas Copco AB, Series B	5,423	85,075
Boliden AB	4,826	49,783
CDON Group AB (I)	1,132	4,135
Electrolux AB	4,332	63,504
Getinge AB, Series B	3,600	78,475
Hennes & Mauritz AB, B Shares	19,824	592,165
Hexagon AB	4,600	59,871
Holmen AB, Series B	229	5,683
Husqvarna AB, B Shares	2,659	10,735
Investor AB, B Shares	7,800	136,912
Modern Times Group AB, B Shares	785	31,342
Nordea Bank AB	50,758	410,138
Ratos AB	3,219	37,018
Sandvik AB	15,393	176,822
Scania AB, Series B	5,700	81,265
Securitas AB, Series B	1,701	12,399
Skandinaviska Enskilda Banken AB, Series A	22,665	121,860
Skanska AB, Series B	6,841	94,565
SKF AB, B Shares	7,396	139,385
SSAB AB, Series A	1,427	10,560
Svenska Cellulosa AB	9,724	118,229
Svenska Handelsbanken AB, Series A	9,341	237,469
Swedbank AB, Class A	15,527	171,098
Swedish Match AB	4,056	134,209
Tele2 AB, Series B	1,743	31,872
Telefonaktiebolaget LM Ericsson, B Shares	58,443	559,978
Teliasonera AB	41,880	276,347
Volvo AB, Series B	26,447	258,566

		4,374,661
Switzerland - 6.12%
ABB, Ltd. (I)	42,670	728,706
Actelion, Ltd. (I)	2,680	89,159
Adecco SA (I)	3,024	118,580
Aryzta AG	1,920	83,165
Baloise Holding AG	1,167	85,286
Cie Financiere Richemont SA	11,016	489,008
Credit Suisse Group AG (I)	22,918	594,703
GAM Holding, Ltd. (I)	6,086	76,063
Geberit AG	951	174,827
Givaudan AG (I)	189	147,651
Glencore International PLC (L)	16,669	103,169
Holcim, Ltd. (I)	5,177	273,694
Julius Baer Group, Ltd. (I)	5,090	169,622
Kuehne & Nagel International AG	1,341	150,001
Lindt & Spruengli AG	23	66,943
Lindt & Spruengli AG - REG	3	103,647
Lonza Group AG (I)	1,227	73,652
Nestle SA	67,884	3,731,605
Novartis AG	45,672	2,548,934
Pargesa Holding SA, ADR	692	47,297
Roche Holdings AG	13,744	2,211,158
Schindler Holding AG	887	94,973
Schindler Holding AG - REG	573	62,480
SGS SA	131	198,671
Sika AG	46	81,326
Sonova Holding AG	1,141	102,962

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
STMicroelectronics NV	11,860	$77,494
Straumann Holding AG	206	32,207
Sulzer AG	481	49,241
Swiss Life Holding (I)	685	74,873
Swiss Re, Ltd. (I)	6,769	315,043
Swisscom AG	442	179,597
Syngenta AG (I)	1,996	517,082
The Swatch Group AG	1,096	65,500
The Swatch Group AG, BR Shares	651	213,344
Transocean, Ltd.	6,712	322,890
UBS AG (Swiss Exchange) (I)	74,231	844,991
Wolseley PLC	5,750	143,136
Xstrata PLC	40,800	511,690
Zurich Financial Services AG (I)	2,916	603,688

		16,558,058
Taiwan - 2.11%
Acer, Inc.	41,783	50,673
Advanced Semiconductor Engineering, Inc.	80,388	68,545
Advantech Company, Ltd.	7,195	18,927
Asia Cement Corp.	19,390	19,957
Asia Optical Company, Inc. (I)	59	64
Asustek Computer, Inc.	11,754	87,783
AU Optronics Corp.	111,616	44,521
Catcher Technology Company, Ltd.	10,384	59,562
Cathay Financial Holdings Company, Ltd.	106,350	120,558
Chang Hwa Commercial Bank, Ltd.	80,660	45,844
Cheng Shin Rubber Industry Company, Ltd.	13,191	27,324
Cheng UEI Precision Industry Company, Ltd.	6,881	14,952
Chicony Electronics Company, Ltd.	9,780	15,763
Chimei Innolux Corp. (I)	68,007	27,127
China Airlines, Ltd.	14,682	7,192
China Development Financial Holdings Corp.	146,227	42,161
China Motor Company, Ltd.	40	34
China Steel Corp.	206,483	200,686
Chinatrust Financial Holding Company, Ltd.	161,717	91,979
Chunghwa Picture Tubes, Ltd. (I)	24,827	1,852
Chunghwa Telecom Company, Ltd.	57,165	190,224
CMC Magnetics Corp. (I)	52,000	9,532
Compal Communications, Inc.	307	357
Compal Electronics, Inc.	60,071	54,661
Coretronic Corp.	17,000	12,495
D-Link Corp.	934	683
Delta Electronics, Inc.	27,475	64,306
E.Sun Financial Holding Company, Ltd.	32,687	15,950
Epistar Corp.	11,828	20,605
Eternal Chemical Company, Ltd.	12,344	9,381
EVA Airways Corp.	14,961	9,791
Evergreen Marine Corp.	24,199	12,190
Everlight Electronics Company, Ltd.	4,356	7,406
Far Eastern Department Stores Company, Ltd.	15,274	19,810
Far Eastern New Century Corp.	46,700	47,572
Far EasTone
Telecommunications Company, Ltd.	18,927	27,964
Feng Hsin Iron & Steel Company, Ltd.	12,000	20,362
Firich Enterprises Co., Ltd. (I)	426	437
First Financial Holding Company, Ltd.	87,209	55,832
Formosa Chemicals & Fibre Corp.	46,350	119,440
Formosa Petrochemical Corp.	18,990	51,911
Formosa Plastics Corp.	77,700	205,428
Formosa Taffeta Company, Ltd.	16,000	14,383
Foxconn Technology Company, Ltd.	7,988	25,396
Fubon Financial Holding Company, Ltd.	81,576	84,425
HannStar Display Corp. (I)	85,449	5,369
Hon Hai Precision Industry Company, Ltd.	190,817	425,966

201

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
HTC Corp.	14,528	$319,166
Hua Nan Financial Holdings Company, Ltd.	56,877	34,025
Inotera Memories, Inc. (I)	46,616	9,858
Inventec Appliances Corp.	488	280
Inventec Company, Ltd.	33,107	11,673
KGI Securities Company, Ltd.	44,871	15,391
Kinsus Interconnect Technology Corp.	4,422	14,264
Largan Precision Company, Ltd.	1,101	25,421
Lite-On Technology Corp.	24,485	22,199
Macronix International Company, Ltd.	36,847	12,477
MediaTek, Inc.	17,977	195,870
Mega Financial Holding Company, Ltd.	128,520	88,360
Mosel Vitelic, Inc. (I)	315	49
Motech Industries, Inc.	4,052	6,438
Nan Ya Plastics Corp.	108,520	233,612
Nan Ya Printed Circuit Board Corp.	3,234	8,697
Nanya Technology Corp. (I)	25,817	3,202
Novatek Microelectronics Corp., Ltd.	8,277	18,997
Pan-International Industrial	269	254
Pegatron Corp.	25,934	23,890
Phison Electronics Corp.	2,399	11,286
Polaris Securities Company, Ltd.	18,150	11,933
Pou Chen Corp.	26,247	18,844
Powerchip Semiconductor Corp. (I)	13,400	752
Powertech Technology, Inc.	12,536	26,679
President Chain Store Corp.	10,224	57,603
Qisda Corp.	25,777	6,806
Quanta Computer, Inc.	36,198	69,428
Realtek Semiconductor Corp.	8,274	13,808
Richtek Technology Corp.	1,212	5,618
Shin Kong Financial
Holding Company, Ltd. (I)	114,466	33,580
Siliconware Precision Industries Company	45,426	44,628
Simplo Technology Company, Ltd.	6,050	35,680
SinoPac Holdings Company, Ltd.	69,881	22,370
Synnex Technology International Corp.	13,506	29,193
Taishin Financial Holdings Company, Ltd.	49,827	19,092
Taiwan Cement Corp.	50,476	53,494
Taiwan Cooperative Bank	61,331	36,881
Taiwan Fertilizer Company, Ltd.	11,000	26,635
Taiwan Glass Industrial Corp.	20,113	22,276
Taiwan Mobile Company, Ltd.	29,242	71,989
Taiwan Semiconductor
Manufacturing Company, Ltd.	495,316	1,122,267
Tatung Company, Ltd. (I)	30,755	11,323
Teco Electric & Machinery Company, Ltd.	32,000	17,137
Transcend Information, Inc.	4,405	8,576
Tripod Technology Corp.	8,127	21,086
Tung Ho Steel Enterprise Corp.	12,849	11,448
U-Ming Marine Transport Corp.	9,000	13,075
Uni-President Enterprises Corp.	61,398	79,041
Unimicron Technology Corp.	15,453	21,660
United Microelectronics Corp.	202,259	74,392
Vanguard International Semiconductor Corp.	17,254	5,825
Wafer Works Corp.	105	84
Walsin Lihwa Corp.	25,000	7,323
Wan Hai Lines, Ltd.	5,460	2,554
Wintek Corp.	26,398	20,328
Wistron Corp.	30,432	34,078
WPG Holdings Company, Ltd.	20,577	23,595
Ya Hsin Industrial Company, Ltd. (I)	14,000	0
Yang Ming Marine Transport Corp.	28,050	10,801
Young Fast Optoelectronics Company, Ltd.	2,199	5,923
Yuanta Financial Holdings Company, Ltd.	132,164	66,237
Yulon Motor Company, Ltd.	14,419	26,831

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Zinwell Corp.	723	$690

		5,704,352
Thailand - 0.46%
Advanced Info Service PCL	23,200	95,532
Bangkok Bank PCL	9,000	40,264
Bangkok Bank PCL (Foreign
Registered Shares)	30,900	144,363
Bangkok Expressway PCL	4,000	2,123
Bank of Ayudhya PCL	37,100	23,451
Banpu PCL	3,400	57,381
BEC World PCL	11,019	13,027
Charoen Pokphand Foods PCL	48,700	41,908
CP ALL PCL	44,605	68,877
IRPC PCL	97,700	11,000
Kasikornbank PCL	8,100	29,954
Kasikornbank PCL (Foreign Shares)	39,200	147,229
Krung Thai Bank PCL	52,000	25,762
PTT Aromatics & Refining PCL	32,400	25,641
PTT Chemical PCL	9,500	30,256
PTT Exploration & Production PCL	26,100	117,129
PTT PCL, Foreign Shares	17,900	149,719
Siam Cement PCL, Foreign Shares	8,400	82,685
Siam Commercial Bank PCL	31,748	108,261
Thai Oil PCL	13,200	21,551

		1,236,113
Turkey - 0.38%
Akbank AS	25,630	100,744
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,447	51,208
Arcelik AS	3,796	14,895
Asya Katilim Bankasi AS (I)	10,118	10,515
BIM Birlesik Magazalar AS	1,594	43,854
Enka Insaat ve Sanayi AS	11,067	26,731
Eregli Demir ve Celik Fabrikalari TAS	17,609	30,662
HACI Omer Sabanci Holding AS	13,187	45,882
KOC Holdings AS	11,730	43,526
Tupras Turkiye Petrol Rafinerileri AS	2,694	55,501
Turk Hava Yollari (I)	12,630	18,402
Turk Telekomunikasyon AS	15,459	66,165
Turkcell Iletisim Hizmetleri AS (I)	19,742	89,536
Turkiye Garanti Bankasi AS	51,188	198,465
Turkiye Halk Bankasi AS	6,636	47,562
Turkiye Is Bankasi	40,014	103,044
Turkiye Vakiflar Bankasi Tao	17,122	34,187
Yapi ve Kredi Bankasi AS (I)	19,138	42,302

		1,023,181
Ukraine - 0.01%
Kernel Holding SA (I)	821	15,071
United Kingdom - 12.72%
3i Group PLC	17,076	49,674
Admiral Group PLC	2,851	55,896
Aggreko PLC	5,664	143,045
AMEC PLC	4,371	54,977
Anglo American PLC	26,179	902,799
Antofagasta PLC	8,386	119,069
ARM Holdings PLC	26,088	223,286
Associated British Foods PLC	6,240	107,022
AstraZeneca PLC	27,676	1,225,402
Autonomy Corp. PLC (I)	5,327	211,004
Aviva PLC	58,650	277,129
Babcock International Group PLC	7,421	75,433
BAE Systems PLC	66,138	272,668
Balfour Beatty PLC	7,728	30,532

202

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Barclays PLC	229,016	$562,194
BG Group PLC	66,784	1,271,721
BHP Billiton PLC	43,460	1,151,602
BP PLC	374,947	2,248,897
British American Tobacco PLC	39,019	1,653,818
British Land Company PLC	18,201	134,413
British Sky Broadcasting Group PLC	22,006	225,929
BT Group PLC	152,088	407,690
Bunzl PLC	4,608	54,731
Burberry Group PLC	8,196	148,360
Cairn Energy PLC (I)	28,281	122,567
Capital Shopping Centres Group PLC	11,282	57,315
Carnival PLC	2,878	89,056
Centrica PLC	101,205	465,233
Cobham PLC	23,239	63,035
Compass Group PLC	37,148	300,396
Diageo PLC	49,670	945,010
Eurasian Natural Resources Corp.	3,511	31,269
G4S PLC	22,271	92,340
GKN PLC	30,158	81,532
GlaxoSmithKline PLC	101,437	2,094,317
Hammerson PLC	16,836	98,266
HSBC Holdings PLC	349,636	2,664,696
ICAP PLC	5,709	36,288
Imperial Tobacco Group PLC	20,579	694,963
Inmarsat PLC	7,073	53,739
Intercontinental Hotels Group PLC	6,529	105,989
International Consolidated
Airlines Group SA (I)	8,501	20,016
International Power PLC	33,920	160,685
Intertek Group PLC	3,224	92,437
Invensys PLC	9,591	33,332
Investec PLC	9,770	52,690
ITV PLC (I)	83,028	76,181
J Sainsbury PLC	21,151	89,857
Johnson Matthey PLC	3,753	91,863
Kazakhmys PLC	3,789	46,397
Kingfisher PLC	45,531	174,528
Ladbrokes PLC	5	9
Land Securities Group PLC	14,724	146,658
Legal & General Group PLC	110,533	165,426
Lloyds Banking Group PLC (I)	788,344	418,027
London Stock Exchange Group PLC	2,995	37,581
Lonmin PLC, ADR	2,812	45,739
Man Group PLC	38,396	99,301
Marks & Spencer Group PLC	29,768	144,714
National Grid PLC	71,749	711,397
Next PLC	3,410	133,476
Old Mutual PLC	114,848	185,689
Pearson PLC	15,549	273,684
Petrofac, Ltd.	3,790	70,119
PIK Group, GDR (I)	11,522	37,504
Prudential PLC	51,441	440,293
Reckitt Benckiser Group PLC	12,119	612,699
Reed Elsevier PLC	25,293	192,686
Resolution, Ltd.	30,596	117,437
Rexam PLC	12,743	61,111
Rio Tinto PLC	28,534	1,260,201
Rolls-Royce Holdings PLC (I)	35,966	329,764
Royal Bank of Scotland Group PLC (I)	351,443	125,816
RSA Insurance Group PLC	74,179	127,238
SABMiller PLC	18,777	610,290
Schroders PLC	2,510	49,801
Scottish & Southern Energy PLC	18,907	378,119
Segro PLC	10,521	35,922

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Serco Group PLC	8,805	$69,764
Severn Trent PLC	4,202	100,554
Smith & Nephew PLC	18,531	166,605
Smiths Group PLC	8,768	135,085
Standard Chartered PLC	46,645	931,006
Standard Life PLC	42,346	131,145
Tesco PLC	156,712	916,679
The Capita Group PLC	11,380	124,383
The Sage Group PLC	23,422	92,866
The Weir Group PLC	4,239	101,567
TUI Travel PLC	6,822	15,720
Tullow Oil PLC	17,329	351,583
Unilever PLC	25,907	811,557
United Utilities Group PLC	15,485	149,977
Vedanta Resources PLC	2,522	42,946
Vodafone Group PLC	1,060,070	2,737,467
Whitbread PLC	2,844	69,683
WM Morrison Supermarket PLC	45,553	205,408

		34,405,984
United States - 0.13%
Brookfield Office Properties, Inc.	5,290	73,148
Sims Group, Ltd.	3,030	35,981
Synthes, Inc. (S)	1,468	237,361

		346,490

TOTAL COMMON STOCKS (Cost $246,624,363)		$252,423,991

PREFERRED SECURITIES - 2.20%
Brazil - 1.82%
AES Tiete SA	$2,400	$29,996
Banco Bradesco SA	42,218	622,184
Banco do Estado do Rio Grande do Sul SA	3,894	33,136
Bradespar SA	5,800	102,073
Brasil Telecom SA	4,873	28,431
Braskem SA, A Shares	3,700	28,691
Centrais Eletricas Brasileiras SA	4,400	50,266
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,031	61,386
Cia Paranaense de Energia	2,000	36,059
Companhia de Bebidas das Americas	15,935	480,953
Companhia de Transmissao de Energia
Eletrica Paulista	1,010	25,773
Companhia Energetica de Minas Gerais	5,494	81,026
Companhia Energetica de Sao Paulo	3,949	58,387
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	2,135	32,316
Gerdau SA	13,800	97,982
Gol Linhas Aereas Inteligentes SA	2,400	13,071
Investimentos Itau SA	51,444	260,743
Itau Unibanco Holding SA	45,131	697,277
Klabin SA	14,000	38,718
Lojas Americanas SA	7,440	56,188
Metalurgica Gerdau SA	7,000	62,396
Petroleo Brasileiro SA	73,452	746,142
Suzano Papel e Celulose SA	3,875	17,229
Tam SA	2,460	37,772
Tele Norte Leste Participacoes SA	5,500	52,068
Telecomunicacoes De Sao Paulo SA (I)	6,418	169,986
Telemar Norte Leste SA	200	4,116
Usinas Siderurgicas de Minas Gerais SA	9,850	55,111
Vale Fertilizantes SA	1,400	18,108
Vale SA	44,068	919,446

		4,917,030

203

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Germany - 0.28%
Bayerische Motoren Werke (BMW) AG	$607	$28,302
Henkel AG & Company KGaA	3,374	179,280
Porsche Automobil Holding SE	2,945	140,978
RWE AG	726	24,908
Volkswagen AG	2,902	383,934

		757,402
South Korea - 0.10%
Hyundai Motor Company, Ltd.	660	35,680
Hyundai Motor Company, Ltd. -2nd Preferred	660	37,570
Samsung Electronics Company, Ltd.	440	210,171

		283,421

TOTAL PREFERRED SECURITIES (Cost $5,600,472)		$5,957,853

RIGHTS - 0.01%
Banco Bilbao Vizcaya Argentaria SA
(Expiration Date: 10/20/2011, Strike Price:
EUR 0.49) (I)	82,944	$12,224
CaixaBank (Expiration Date: 10/13/2011,
Strike Price: EUR 1.00) (I)	16,284	1,331
Daewoo Securities Company, Ltd. (Expiration
Date: 11/01/2011, Strike Price:
KRW 8,230) (I)	1,965	3,703
Hong Leong Bank BHD (Expiration Date:
10/06/2011, Strike Price: MYR 1.00) (I)	2,420	652
Lojas Americanas SA (Expiration Date:
10/28/2011, Strike Price: BRL 1,925.00 (I)	1	37

TOTAL RIGHTS (Cost $13,832)		$17,947

WARRANTS - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,343	1,076
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	605	1,409

TOTAL WARRANTS (Cost $2,883)		$2,485

SECURITIES LENDING COLLATERAL - 3.27%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	885,074	8,855,347

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,855,538)		$8,855,347

SHORT-TERM INVESTMENTS - 1.28%
Money Market Funds - 1.28%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.050% (Y)	$3,458,181	$3,458,181

TOTAL SHORT-TERM INVESTMENTS (Cost $3,458,181)		$3,458,181

Total Investments (International Equity Index Trust A)
(Cost $264,555,269) - 100.11%		$270,715,804
Other assets and liabilities, net - (0.11%)		(296,620)

TOTAL NET ASSETS - 100.00%		$270,419,184

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.98%
Australia - 5.57%
AGL Energy, Ltd.	9,629	$132,023

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Alumina, Ltd.	60,159	$84,115
Amcor, Ltd.	24,358	160,280
AMP, Ltd.	58,325	218,942
Asciano Group	66,972	92,182
Australia & New Zealand Banking Group, Ltd.	49,959	927,814
Australian Stock Exchange, Ltd.	3,001	87,127
Bendigo and Adelaide Bank, Ltd.	8,554	69,334
BHP Billiton, Ltd.	62,154	2,065,067
BlueScope Steel, Ltd.	38,977	26,893
Boral, Ltd.	14,601	48,575
Brambles, Ltd.	30,546	188,453
Caltex Australia, Ltd.	2,363	24,353
CFS Gandel Retail Trust	32,060	53,774
Coca-Cola Amatil, Ltd.	10,570	120,939
Cochlear, Ltd.	902	40,081
Commonwealth Bank of Australia	29,887	1,299,500
Computershare, Ltd.	7,493	53,355
Crown, Ltd.	6,963	53,057
CSL, Ltd.	10,201	290,978
Dart Energy, Ltd. (I)	8,396	4,175
Dexus Property Group	69,515	54,830
Duluxgroup, Ltd.	9,739	23,448
Echo Entertainment Group, Ltd. (I)	16,416	57,334
Fortescue Metals Group, Ltd.	27,667	114,693
Foster’s Group, Ltd.	41,058	208,437
Goodman Group	151,248	82,754
GPT Group	30,896	92,333
Harvey Norman Holding, Ltd.	6,970	14,326
Iluka Resources, Ltd.	8,724	101,998
Incitec Pivot, Ltd.	32,945	102,134
John Fairfax Holdings, Ltd. (L)	28,706	22,579
Leighton Holdings, Ltd.	2,923	51,243
Lend Lease Corp.	11,971	80,206
MacArthur Coal, Ltd.	2,951	45,148
Macquarie Airports, Ltd.	7,889	24,440
Macquarie Group, Ltd.	6,640	142,038
Metcash, Ltd.	10,625	41,739
Mirvac Group	65,898	71,902
National Australia Bank, Ltd.	41,724	886,464
Newcrest Mining, Ltd.	11,412	376,078
NRMA Insurance Group, Ltd.	47,431	137,147
Nufarm, Ltd. (I)	553	2,247
OneSteel, Ltd.	33,793	39,635
Orica, Ltd.	7,820	175,163
Origin Energy, Ltd.	20,950	268,185
Oxiana, Ltd.	4,966	44,192
Paladin Resources, Ltd. (I)	13,414	15,358
Qantas Airways, Ltd. (I)	28,030	37,529
QBE Insurance Group, Ltd.	21,250	260,728
QR National, Ltd.	33,629	101,657
Rio Tinto, Ltd.	8,393	491,390
Santos, Ltd.	18,019	194,853
Sonic Healthcare, Ltd.	6,727	73,609
Stockland	46,096	128,219
Suncorp-Metway, Ltd.	23,624	179,624
TABCORP Holdings, Ltd.	17,592	43,535
Tattersall’s, Ltd.	20,857	44,629
Telstra Corp., Ltd.	84,242	251,077
Toll Holdings, Ltd.	14,698	61,634
Transurban Group, Ltd.	25,384	131,960
Wesfarmers, Ltd.	19,734	596,319
Wesfarmers, Ltd. (Price Protected Shares)	3,770	115,797
Westfield Group	43,897	325,002
Westfield Retail Trust	60,453	140,236
Westpac Banking Corp.	58,198	1,118,570

204

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Woodside Petroleum, Ltd.	12,271	$379,885
Woolworths, Ltd.	23,175	553,765
WorleyParsons, Ltd.	4,072	101,608

		14,648,694
Austria - 0.17%
OMV AG	3,353	100,272
Erste Group Bank AG	3,923	99,993
Immoeast AG (I)	9,682	0
IMMOFINANZ AG (I)(L)	14,523	41,233
Oesterreichische Elektrizitaets AG, Class A	1,141	32,984
Raiffeisen Bank International AG (L)	784	22,911
Telekom Austria AG	5,936	59,886
Voestalpine AG	2,038	59,069
Wiener Staedtische Allgemeine
Versicherung AG	771	29,281

		445,629
Belgium - 0.65%
Ageas	63,788	66,863
Anheuser-Busch InBev NV	15,400	816,714
Bekaert SA (I)	749	30,584
Belgacom SA	3,375	101,727
Colruyt SA	1,515	62,892
Delhaize Group SA	1,962	114,556
Dexia SA (I)	12,687	24,073
Groupe Bruxelles Lambert SA	1,559	109,709
KBC Bancassurance Holding NV	3,626	83,458
Mobistar SA (I)	446	25,469
Solvay SA	1,200	112,885
UCB SA	1,834	78,096
Umicore SA	2,468	89,470

		1,716,496
Bermuda - 0.07%
Seadrill, Ltd.	6,250	173,082
Brazil - 1.56%
All America Latina Logistica SA	7,500	34,025
B2W Companhia Global Do Varejo	1,149	8,983
Banco do Brasil SA	13,113	173,236
Banco Santander Brasil SA	12,894	94,086
BM&F Bovespa SA	43,476	203,246
BR Malls Participacoes SA	6,110	62,424
Brasil Telecom SA	808	5,281
Brasil Telecom SA - New York Exchange	588	10,266
Brasil Telecom SA, ADR	333	2,131
Braskem SA, ADR	1,584	24,742
CCR SA	2,100	54,671
Centrais Eletricas Brasileiras SA	6,700	57,726
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,429	16,705
Centrais Eletricas Brasileiras SA, ADR,
Ordinary Shares	2,381	20,881
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	628	19,330
Cia de Saneamento Basico do Estado de
Sao Paulo	1,990	46,251
Cia de Transmissao de Energia Electrica
Paulista, ADR (I)	133	3,193
Cielo SA	5,646	125,817
Companhia Siderurgica Nacional SA	16,100	126,385
Cosan SA Industria e Comercio	3,511	44,759
CPFL Energia SA	4,400	48,277
Cyrela Brazil Realty SA	4,000	24,912
Diagnosticos da America SA	4,400	37,418

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
EDP - Energias do Brasil SA	2,900	$58,609
Embraer SA, ADR	1,026	26,030
Empresa Brasileira de Aeronautica SA	10,800	67,491
Fibria Celulose SA	3,172	24,124
Fibria Celulose SA, ADR	1,562	11,824
Gafisa SA	5,274	15,063
Hypermarcas SA	3,108	14,612
JBS SA (I)	15,473	29,872
Localiza Rent a Car SA	2,811	37,226
Lojas Renner SA	2,800	75,426
Marfrig Frigorificos e Comercio
de Alimentos SA	4,457	14,531
MRV Engenharia e Participacoes SA	6,501	33,296
Natura Cosmeticos SA	2,300	39,144
OGX Petroleo e Gas Participacoes SA (I)	30,000	183,486
PDG Realty SA Empreendimentos
e Participacoes	12,764	41,613
Perdigao SA	15,120	258,775
Petroleo Brasileiro SA	53,929	599,450
Porto Seguro SA	4,419	41,129
Redecard SA	7,084	96,450
Rossi Residencial SA	3,875	18,095
Souza Cruz SA	7,000	70,437
Tam SA	65	968
Tele Norte Leste Participacoes SA	2,500	27,390
Tele Norte Leste Participacoes SA, ADR	2,994	28,533
Telecomunicacoes de Sao Paulo SA, ADR (I)	499	13,199
Tim Participacoes Satim Participacoes SA	20,065	92,842
Tractebel Energia SA	6,200	86,063
Ultrapar Participacoes SA	6,000	94,136
Usinas Siderurgicas de Minas Gerais SA	4,400	50,312
Usinas Siderurgicas de Minas Gerais SA, ADR	800	4,992
Vale Fertilizantes SA	28,900	655,543
Weg SA	4,600	45,749

		4,101,155
Canada - 7.94%
Agnico-Eagle Mines, Ltd.	3,313	198,072
Agrium, Inc.	2,961	197,089
Alimentation Couche Tard, Inc.	2,200	61,723
ARC Resources, Ltd.	2,700	58,128
Athabasca Oil Sands Corp. (I)	5,400	55,242
Bank of Montreal (L)	10,809	605,176
Bank of Nova Scotia (L)	20,748	1,043,835
Barrick Gold Corp.	19,130	896,530
Baytex Energy Corp.	2,200	91,976
BCE, Inc.	5,273	197,706
Bell Aliant, Inc.	1,600	42,218
Bombardier, Inc.	26,338	92,242
Bonavista Energy Corp.	1,500	33,725
Brookfield Asset Management, Inc.	10,851	300,088
Brookfield Residential Properties, Inc. (I)	515	3,425
CAE, Inc.	5,716	53,620
Cameco Corp.	7,166	131,572
Canadian Imperial Bank of Commerce (L)	7,530	527,294
Canadian National Railway Company	8,798	587,961
Canadian Natural Resources, Ltd.	20,944	614,989
Canadian Oil Sands, Ltd.	5,700	110,910
Canadian Pacific Railway, Ltd. (L)	3,074	148,200
Canadian Tire Corp., Ltd.	1,554	84,529
Canadian Utilities, Ltd.	1,700	100,761
Cenovus Energy, Inc.	14,264	439,259
Centerra Gold, Inc.	3,400	63,302
CGI Group, Inc. (I)	4,976	93,594
Chorus Aviation, Inc.	481	1,763

205

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
CI Financial Corp.	3,033	$60,029
Crescent Point Energy Corp. (L)	5,000	188,234
Eldorado Gold Corp.	11,500	198,087
Empire Company, Ltd.	800	43,897
Enbridge, Inc. (L)	13,752	438,977
Encana Corp. (L)	13,964	268,779
Enerplus Corp.	4,100	101,219
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	359	137,649
Finning International, Inc.	3,138	57,346
First Quantum Minerals, Ltd.	8,000	106,499
Fortis, Inc. (L)	3,500	109,987
Franco-Nevada Corp.	2,200	79,590
George Weston, Ltd.	1,036	68,444
Gildan Activewear, Inc.	2,200	57,105
Goldcorp, Inc.	15,256	699,834
Great-West Lifeco, Inc. (L)	5,976	117,535
Husky Energy, Inc. (L)	4,852	105,060
IAMGOLD Corp.	8,000	159,023
IGM Financial, Inc. (L)	2,196	93,339
Imperial Oil, Ltd.	5,503	197,665
Industrial Alliance Insurance and
Financial Services, Inc.	2,000	59,090
Inmet Mining Corp.	1,200	50,845
Intact Financial Corp.	2,100	115,291
Ivanhoe Mines, Ltd. (I)	5,865	80,875
Kinross Gold Corp.	22,869	339,794
Loblaw Companies, Ltd.	2,137	80,431
Magna International, Inc.	4,486	148,335
Manulife Financial Corp. (L)(O)	33,824	385,398
MEG Energy Corp. (I)	2,600	96,169
Metro, Inc. (L)	2,000	87,451
National Bank of Canada (L)	3,168	211,291
New Gold, Inc (I)	8,200	84,668
Nexen, Inc.	10,364	161,211
Niko Resources, Ltd.	900	37,077
Nordion, Inc.	1,600	14,139
Onex Corp.	1,632	50,865
Open Text Corp. (I)	1,300	67,959
Osisko Mining Corp. (I)	6,800	86,111
Pace Oil And Gas, Ltd. (I)	745	3,213
Pacific Rubiales Energy Corp.	5,600	118,637
Pan American Silver Corp.	2,100	56,573
Pengrowth Energy Trust	6,300	56,934
Penn West Petroleum, Ltd. (L)	8,913	132,262
PetroBakken Energy, Ltd., Class A	2,200	14,171
Petrobank Energy & Resources, Ltd. (I)	2,000	12,119
Potash Corp. of Saskatchewan, Inc.	16,433	713,524
Power Corp. of Canada (L)	6,717	147,237
Power Financial Corp.	5,322	130,320
Precision Drilling Corp. (I)	4,500	37,489
Progress Energy Resources Corp.	3,600	44,283
QLT, Inc. (I)	230	1,677
Research In Motion, Ltd. (I)	8,800	179,376
RioCan Real Estate Investment Trust	2,900	71,953
Ritchie Brothers Auctioneers, Inc. (L)	2,600	52,749
Rogers Communications, Inc., Class B (L)	7,842	268,435
Royal Bank of Canada (L)	27,476	1,260,136
Saputo, Inc.	3,100	122,119
Shaw Communications, Inc., Class B	7,402	150,173
Shoppers Drug Mart Corp. (L)	4,556	177,605
Silver Wheaton Corp.	7,100	209,633
SNC-Lavalin Group, Inc.	3,213	135,002
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	10,752	256,821

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Suncor Energy, Inc.	30,173	$770,522
Talisman Energy, Inc.	19,326	237,541
Teck Resources, Ltd.	11,014	324,986
TELUS Corp.	1,000	49,003
TELUS Corp., Non-Voting Shares	2,844	132,579
The Toronto-Dominion Bank	17,000	1,210,068
Thomson Corp. (L)	7,011	190,011
Tim Hortons, Inc.	3,600	167,340
TMX Group, Inc.	1,924	75,168
Tourmaline Oil Corp. (I)	2,300	67,646
Trans-Canada Corp. (L)	13,350	541,950
TransAlta Corp.	4,021	87,526
Valeant Pharmaceuticals International, Inc.	2,750	102,505
Vermilion Energy, Inc.	900	37,824
Viterra, Inc.	5,600	55,097
Yamana Gold, Inc.	13,438	184,405

		20,866,839
Chile - 0.39%
Banco Santander Chile SA, ADR (L)	2,849	209,345
Centros Comerciales Sudamericanos SA (S)	3,301	267,488
Cia Cervecerias Unidas SA, ADR	1,234	63,736
CorpBanca SA, ADR	2,999	58,301
Empresa Nacional de
Electricidad SA, ADR (L)	2,350	101,849
Enersis SA, ADR	5,590	94,527
Lan Airlines SA, ADR (L)	5,140	106,141
Sociedad Quimica y Minera de
Chile SA, ADR	1,829	87,444
Vina Concha Y Toro SA, ADR (L)	808	29,492

		1,018,323
China - 2.85%
Agile Property Holdings, Ltd.	30,789	19,409
Air China, Ltd.	128,534	88,481
Alibaba.com, Ltd.	48,600	44,912
Aluminum Corp. of China, Ltd.	81,220	33,977
Angang Steel Company, Ltd., Class H	51,547	27,002
Anhui Conch Cement Company, Ltd.	26,790	72,841
Bank of China, Ltd., Class H	1,219,486	372,097
Bank of Communications
Company, Ltd., Class H	155,747	90,319
Beijing Datang Power Generation
Company, Ltd., Class H	142,864	35,738
BYD Company, Ltd., Class H (I)	10,705	17,545
China BlueChemical, Ltd.	70,000	53,317
China Citic Bank Corp., Ltd.	152,400	60,904
China Coal Energy Company, Ltd., Series H	91,000	79,475
China Communications
Construction Company, Ltd.	90,800	57,968
China Communications
Services Corp., Ltd., Class H	72,000	32,500
China Construction Bank Corp.	1,164,568	694,907
China COSCO Holdings Company, Ltd.	50,796	20,388
China Life Insurance Company, Ltd.	180,624	429,219
China Merchants Bank Company, Ltd.	80,691	122,198
China National Building
Material Company, Ltd.	48,000	40,558
China Oilfield Services, Ltd.	70,000	87,651
China Petroleum & Chemical Corp.	377,970	364,020
China Railway Construction Corp.	71,500	29,963
China Railway Group, Ltd.	75,000	14,792
China Shenhua Energy Company, Ltd.	80,000	313,460
China Shipping Container
Lines Company, Ltd. (I)	202,473	30,452

206

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Shipping Development Company, Ltd.	56,432	$34,979
China Telecom Corp., Ltd.	301,604	187,820
China Yurun Food Group, Ltd.	35,000	37,387
CNOOC, Ltd.	380,274	609,068
Country Garden Holdings Company	122,319	33,244
Dongfang Electric Corp. Ltd.	20,000	51,489
Dongfeng Motor Group Company, Ltd.	51,220	67,882
ENN Energy Holdings, Ltd.	18,000	58,580
Evertop Wire Cable Corp.	24,075	40,489
Fosun International, Ltd.	92,000	46,163
Foxconn International Holdings, Ltd. (I)	49,000	24,816
Golden Eagle Retail Group, Ltd.	15,000	30,687
Guangzhou Automobile Group Company, Ltd.	43,819	42,172
Guangzhou R&F Properties
Company, Ltd., Class H	18,800	13,549
Hengan International Group Company, Ltd.	12,000	94,790
Huaneng Power International, Inc., Class H	125,436	51,931
Industrial & Commercial Bank of China	1,053,778	509,366
Jiangsu Expressway, Ltd.	49,145	37,565
Lenovo Group, Ltd.	81,436	54,451
Li Ning Company, Ltd.	31,751	31,781
Maanshan Iron & Steel Company, Ltd.	94,075	20,591
Parkson Retail Group, Ltd.	42,500	50,239
PetroChina Company, Ltd., Class H	512,261	619,582
PICC Property & Casualty
Company, Ltd., Class H	111,220	118,549
Ping An Insurance Group Company	28,145	156,605
Shandong Weigao Group Medical
Polymer Company, Ltd.	48,000	53,626
Shanghai Electric Group Company, Ltd.	146,864	56,249
Shui On Land, Ltd.	107,833	25,663
Sino-Ocean Land Holdings, Ltd.	66,318	21,112
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	127,934	45,146
Soho China, Ltd.	74,000	45,979
Tencent Holdings, Ltd.	20,000	409,251
Tingyi (Cayman Islands) Holding Corp.	32,000	77,859
Tsingtao Brewery Company, Ltd., Series H	14,000	75,655
Want Want China Holdings, Ltd.	79,000	69,921
Weichai Power Company, Ltd.	20,400	92,784
Yangzijiang Shipbuilding Holdings, Ltd.	38,000	25,328
Yanzhou Coal Mining Company, Ltd., Class H	35,990	75,638
Zhejiang Expressway Company, Ltd., Class H	67,718	40,735
Zijin Mining Group Company, Ltd.	123,616	34,743
ZTE Corp., Class H	25,786	71,791

		7,479,348
Colombia - 0.20%
BanColombia SA, ADR (L)	9,000	501,300
Petrominerales, Ltd.	1,228	24,140

		525,440
Cyprus - 0.01%
Bank of Cyprus PCL	16,384	25,480
Czech Republic - 0.10%
CEZ AS	3,639	140,229
Komercni Banka AS	322	60,022
Telefonica O2 Czech Republic AS	2,389	50,962

		251,213
Denmark - 0.70%
A P Moller Maersk A/S	15	84,179
A P Moller Maersk A/S, Series A	25	147,154
Carlsberg A/S	2,127	126,165
Coloplast A/S	441	63,649

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Danske Bank A/S (I)	13,736	$192,529
DSV A/S, ADR	5,570	100,400
Novo Nordisk A/S	8,044	799,670
Novozymes A/S, Class B	828	117,789
TDC A/S	7,700	62,824
TrygVesta A/S	800	42,045
Vestas Wind Systems A/S (I)	4,989	80,898
William Demant Holdings A/S (I)	418	31,371

		1,848,673
Egypt - 0.08%
Commercial International Bank	13,058	50,273
Egypt Kuwait Holding Company	15,787	16,250
Egyptian Company for Mobile Services	919	14,559
Egyptian Financial Group-Hermes Holding (I)	4,582	12,977
EL EZZ Steel Company	2,373	2,387
Orascom Construction Industries	1,751	63,667
Orascom Telecom Holding SAE (I)	48,717	27,280
Telecom Egypt	8,967	22,234

		209,627
Finland - 0.61%
Elisa OYJ, Class A	2,753	56,218
Fortum OYJ	8,285	194,567
Kesko OYJ	1,137	34,944
Kone OYJ	3,300	156,581
Metso OYJ	2,773	80,798
Neste Oil OYJ	1,931	16,708
Nokia OYJ	70,976	402,038
Nokian Renkaat OYJ	2,210	65,889
Orion OYJ, Series B	1,460	29,390
Outokumpu OYJ	2,213	14,501
Pohjola Bank OYJ	2,640	27,746
Rautaruukki OYJ	1,211	12,147
Sampo OYJ	9,048	226,614
Sanoma OYJ (L)	1,560	18,336
Stora Enso OYJ, Series R (L)	12,353	72,132
UPM-Kymmene OYJ	11,020	124,050
Wartsila OYJ	3,462	82,211

		1,614,870
France - 5.76%
Accor SA	2,798	74,475
Aeroports de Paris	664	49,874
Air France KLM (I)	1,926	14,087
Air Liquide SA	5,439	636,019
Alcatel-Lucent (I)	42,942	122,781
Alstom SA (L)	4,088	135,234
ANF Immobilier	8	328
Arkema	1,153	66,959
Atos Origin SA	816	35,290
AXA SA	33,295	432,306
BNP Paribas	18,484	731,640
Bouygues SA (L)	4,806	159,042
Bureau Veritas SA	1,137	81,769
Cap Gemini SA	2,901	96,676
Carrefour SA	10,956	249,239
Casino Guichard Perrachon SA	1,109	86,390
Christian Dior SA	1,054	117,912
Cie de Saint-Gobain SA	7,551	288,408
Cie Generale d’Optique
Essilor International SA	3,767	271,475
Cie Generale de Geophysique-Veritas (I)	2,658	46,673
Cie Generale des Etablissements Michelin	3,416	203,998
CNP Assurances SA	2,808	41,463
Credit Agricole SA (L)	17,897	123,029

207

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Danone SA	11,176	$687,785
Dassault Systemes SA	1,217	85,932
Edenred	3,317	78,862
EDF SA	4,378	127,215
Eiffage SA	762	23,493
Eramet	71	9,816
Eurazeo	270	11,346
Eutelsat Communications	1,618	64,994
Fonciere Des Regions	530	36,972
France Telecom SA	35,490	581,957
GDF Suez	23,727	708,804
Gecina SA	457	40,024
Groupe Eurotunnel SA	10,681	90,369
ICADE	337	26,316
Iliad SA	282	31,558
Imerys SA	560	28,094
JCDecaux SA (I)	827	20,514
Klepierre SA	1,676	47,004
L’Oreal SA	4,567	446,888
Lafarge SA	3,721	128,100
Lagardere SCA	2,403	58,953
Legrand SA, ADR	3,556	110,858
LVMH Moet Hennessy Louis Vuitton SA	4,700	623,252
M6-Metropole Television SA	1,073	17,450
Natixis	14,722	46,599
Neopost SA	682	50,119
Pernod-Ricard SA	3,735	292,855
Peugeot SA	3,000	63,829
PPR	1,412	182,149
Publicis Groupe SA	2,591	108,477
Renault SA	3,943	130,690
Safran SA	3,379	103,801
Sanofi	21,555	1,415,281
Schneider Electric SA	9,372	504,575
SCOR SE	3,060	65,969
Societe BIC SA	433	36,842
Societe Generale	12,273	321,571
Societe Television Francaise	2,128	26,441
Sodexo	1,824	120,190
Suez Environnement SA	5,210	72,615
Technip SA	1,949	155,974
Thales SA	1,859	58,093
Total SA	40,885	1,802,647
Unibail-Rodamco SE	1,732	308,681
Valeo SA	140	5,879
Vallourec SA	2,250	128,962
Veolia Environnement SA	6,876	100,421
Vinci SA	8,454	363,011
Vivendi SA	23,625	482,366
Wendel SA	684	42,884

		15,142,544
Germany - 4.83%
Adidas AG	4,047	244,181
Allianz SE	8,736	822,064
BASF SE	17,725	1,075,465
Bayer AG	15,931	875,504
Bayerische Motoren Werke (BMW) AG	6,310	418,102
Beiersdorf AG	2,228	119,315
Celesio AG	1,332	17,583
Commerzbank AG (I)	30,111	75,800
Continental AG (I)	1,667	95,795
Daimler AG	17,434	772,227
Deutsche Bank AG	17,866	622,487
Deutsche Boerse AG (I)	3,772	189,414

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Deutsche Lufthansa AG	5,098	$65,764
Deutsche Post AG	15,829	202,306
Deutsche Telekom AG	53,838	633,310
E.ON AG	34,590	754,371
Fraport AG, ADR	836	48,786
Fresenius Medical Care AG	3,800	257,446
Fresenius SE & Company KGaA	2,276	201,994
GEA Group AG	3,548	82,901
Hannover Rueckversicherung AG	1,110	50,222
HeidelbergCement AG	2,974	107,485
Henkel AG & Company, KGaA	2,707	118,450
Hochtief AG	973	60,470
Infineon Technologies AG	22,698	167,158
K&S AG	3,196	168,040
Kabel Deutschland Holding AG (I)	1,500	80,857
Lanxess AG	1,672	80,372
Linde AG	3,218	429,193
MAN SE	2,251	174,082
Merck KGaA	1,390	113,737
Metro AG	2,895	121,805
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	3,587	444,627
RWE AG	7,935	292,188
Salzgitter AG	1,027	49,273
SAP AG	17,696	902,058
Siemens AG	15,901	1,436,531
Suedzucker AG	1,367	38,788
ThyssenKrupp AG	6,274	153,995
TUI AG (I)	2,454	12,554
United Internet AG	1,746	29,464
Volkswagen AG	554	68,658
Wacker Chemie AG (L)	348	30,910

		12,705,732
Greece - 0.09%
Alpha Bank AE (I)	12,938	22,980
Coca Cola Hellenic Bottling Company S.A. (I)	3,310	58,551
EFG Eurobank Ergasias SA (I)	6,561	8,150
Hellenic Telecommunications Organization SA	5,650	24,149
National Bank of Greece SA (I)	17,362	63,480
OPAP SA	4,860	49,311
Public Power Corp. SA	1,432	11,456

		238,077
Hong Kong - 2.77%
AIA Group, Ltd.	149,000	423,618
ASM Pacific Technology, Ltd.	4,414	43,124
Bank of East Asia, Ltd.	30,899	93,360
Beijing Capital International Airport
Company, Ltd., Class H	74,789	30,096
Beijing Enterprises Holdings, Ltd.	15,286	76,491
Belle International Holdings, Ltd.	89,978	153,971
BOC Hong Kong Holdings, Ltd.	75,328	158,403
Cathay Pacific Airways, Ltd.	17,782	28,810
Chaoda Modern Agriculture Holdings, Ltd.	88,940	11,827
Cheung Kong Holdings, Ltd.	25,849	276,719
Cheung Kong Infrastructure Holdings, Ltd.	9,772	57,031
China Agri-Industries Holdings, Ltd.	67,216	41,269
China Dongxiang Group Company	87,500	14,786
China Everbright, Ltd.	34,216	35,670
China High Speed Transmission Equipment
Group Company, Ltd.	37,000	16,693
China Mengniu Dairy Company, Ltd.	20,502	61,449
China Merchants Holdings
International Company, Ltd.	22,744	61,225

208

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Mobile, Ltd.	128,530	$1,254,296
China Overseas Land & Investment, Ltd.	89,522	127,867
China Resource Power Holdings, Ltd.	31,667	47,310
China Resources Enterprises, Ltd.	23,145	75,877
China Resources Land, Ltd.	46,789	49,105
China Taiping Insurance
Holdings Company, Ltd. (I)	34,000	65,515
China Unicom Hong Kong, Ltd.	129,432	264,618
Citic Pacific, Ltd.	19,967	27,624
CLP Holdings, Ltd.	36,289	324,831
COSCO Pacific, Ltd.	53,801	59,614
Esprit Holdings, Ltd.	23,903	29,152
Galaxy Entertainment Group, Ltd. (I)	26,000	36,526
GOME Electrical Appliances Holdings, Ltd.	210,384	48,404
Guangdong Investment, Ltd.	115,220	71,327
Hang Lung Group, Ltd.	16,000	81,361
Hang Lung Properties, Ltd.	42,326	125,133
Hang Seng Bank, Ltd.	15,519	181,852
Henderson Land Development Company, Ltd.	19,365	86,028
Hong Kong & China Gas Company, Ltd.	95,884	216,615
Hong Kong Exchanges & Clearing, Ltd.	19,403	278,421
Hopewell Holdings, Ltd.	9,362	26,616
Huabao International Holdings, Ltd.	45,000	36,683
Hutchison Whampoa, Ltd.	40,377	298,898
Hysan Development Company, Ltd.	10,277	30,456
Kerry Properties, Ltd.	11,438	35,972
Kingboard Chemical Holdings, Ltd.	8,549	23,000
Kunlun Energy Company, Ltd.	40,000	54,240
Li & Fung, Ltd.	91,942	151,635
Lifestyle International Holdings, Ltd.	8,500	21,219
MTR Corp., Ltd.	24,709	74,106
New World Development Company, Ltd.	38,967	36,652
Nine Dragons Paper Holdings, Ltd.	37,000	18,066
Noble Group, Ltd.	50,761	50,700
NWS Holdings, Ltd.	29,501	39,227
Orient Overseas International, Ltd.	3,562	14,256
PCCW, Ltd.	89,000	32,923
Poly Hong Kong Investment, Ltd.	35,000	10,662
Power Assets Holdings, Ltd.	28,082	214,884
Shanghai Industrial Holdings, Ltd.	19,930	55,627
Shangri-La Asia, Ltd.	22,820	42,938
Shimao Property Holdings, Ltd., GDR	30,500	22,192
Sino Land Company, Ltd.	33,481	44,542
Sino-Forest Corp. (I)(L)	4,100	2,823
Sinofert Holdings, Ltd.	82,000	21,016
SJM Holdings, Ltd.	34,000	59,183
Sun Hung Kai Properties, Ltd.	26,839	304,086
Swire Pacific, Ltd.	13,163	136,001
The Link REIT	44,632	140,753
Wharf Holdings, Ltd.	27,876	135,856
Wheelock and Company, Ltd.	18,000	52,620
Wing Hang Bank, Ltd.	2,122	17,202
Yue Yuen Industrial Holdings, Ltd.	12,067	30,916

		7,271,968
Hungary - 0.06%
Magyar Telekom Telecommunications PLC	5,422	12,057
MOL Hungarian Oil and Gas PLC (I)	799	53,856
OTP Bank PLC	4,572	67,331
Richter Gedeon Nyrt	257	35,022

		168,266
India - 1.58%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	4,103	122,269
HDFC Bank, Ltd., ADR	11,225	327,209

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
ICICI Bank, Ltd., ADR	16,741	$581,248
Infosys, Ltd., ADR (L)	23,322	1,191,055
Larsen & Toubro, Ltd., GDR (S)	2,684	74,401
Mahindra & Mahindra, Ltd., GDR	6,560	108,699
Ranbaxy Laboratories, Ltd., ADR	5,719	60,621
Reliance Capital, Ltd., GDR (L)(S)	2,081	13,391
Reliance Communication, Ltd., GDR (S)	44,836	65,685
Reliance Industries, Ltd., GDR (S)	32,965	1,073,340
Reliance Infrastructure, Ltd., GDR (S)	1,080	24,706
Satyam Computer Services, Ltd., ADR (I)	15,376	41,976
State Bank of India, GDR	1,201	101,485
Tata Motors, Ltd., ADR (L)	9,630	148,109
Ultratech Cement, Ltd., GDR	752	17,529
Wipro, Ltd., ADR (L)	21,460	198,505

		4,150,228
Indonesia - 0.68%
Adaro Energy Tbk PT	185,500	35,305
Aneka Tambang Tbk PT	104,625	17,492
Astra Agro Lestari Tbk PT	12,658	27,385
Astra International Tbk PT	41,483	292,989
Bank Central Asia Tbk PT	256,274	220,823
Bank Danamon Indonesia Tbk PT	101,362	52,038
Bank Mandiri Tbk PT	147,111	102,735
Bank Pan Indonesia Tbk PT (I)	33,314	2,420
Bank Rakyat Indonesia Tbk PT	221,002	145,004
Berlian Laju Tanker Tbk PT (I)	128,000	2,894
Bumi Resources Tbk PT	351,780	76,858
Energi Mega Persada Tbk PT (I)	138,000	2,006
Gudang Garam Tbk PT	13,000	76,190
Indo Tambangraya Megah PT	10,500	45,815
Indocement Tunggal Prakarsa Tbk PT	26,487	41,654
Indofood Sukses Makmur Tbk PT	122,905	69,325
Indosat Tbk PT	12,500	7,354
Indosat Tbk PT, ADR	20	571
International Nickel Indonesia Tbk PT	60,000	20,088
Perusahaan Gas Negara Tbk PT	200,985	59,800
PT Telekomunikiasi Indonesia Tbk PT, ADR	179	5,920
Semen Gresik Persero Tbk PT	44,140	41,294
Tambang Batubara Bukit Asam Tbk PT	46,500	87,040
Telekomunikasi Indonesia Tbk PT	213,000	182,739
Unilever Indonesia Tbk PT	23,500	43,597
United Tractors Tbk PT	47,796	116,461

		1,775,797
Ireland - 0.50%
Anglo Irish Bank Corp. PLC (I)	23,067	0
Bank of Ireland (I)	2,500	257
C&C Group PLC	249	939
CRH PLC	17,038	262,790
CRH PLC (London Exchange)	247	3,854
Elan Corp. PLC (I)	762	8,071
Elan Corp. PLC - European
Composite Exchange (I)	7,867	84,002
Experian PLC	19,334	217,512
Greencore Group PLC	26	22
James Hardie Industries, Ltd. (I)	8,535	46,554
Kerry Group PLC	2,460	86,126
Paddy Power PLC - London Exchange	51	2,637
Ryanair Holdings PLC, ADR (I)	1,736	44,702
Shire PLC	10,853	338,417
WPP PLC	24,292	224,024

		1,319,907
Israel - 0.46%
Bank Hapoalim, Ltd.	19,001	65,966

209

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Bank Leumi Le-Israel, Ltd.	31,056	$96,016
Bezek Israeli Telecommunications Corp., Ltd.	32,666	61,240
Cellcom Israel, Ltd.	1,142	23,323
Delek Group, Ltd.	54	8,248
Elbit Systems, Ltd.	366	14,280
Harel Insurance Investments, Ltd.	238	9,308
Israel Chemicals, Ltd.	8,478	96,719
Israel Corp., Ltd.	35	22,628
Israel Discount Bank, Ltd. (I)	8,168	11,971
Makhteshim-Agan Industries, Ltd.	3,701	20,243
Migdal Insurance Holdings, Ltd.	8,348	10,642
Mizrahi Tefahot Bank, Ltd.	1,983	16,339
Nice Systems, Ltd. (I)	1,180	35,278
Partner Communications Company, Ltd.	1,256	11,975
Teva Pharmaceutical Industries, Ltd.	19,344	716,242

		1,220,418
Italy - 1.50%
A2A SpA	34,264	42,620
Assicurazioni Generali SpA	22,151	349,909
Autogrill SpA	1,665	16,734
Autostrade SpA	4,987	71,523
Banca Carige SpA (L)	12,592	24,397
Banca Intesa SpA	25,099	32,157
Banca Monte dei Paschi di Siena SpA	47,648	26,513
Banche Popolari Unite SpA	12,158	44,893
Banco Popolare Societa Cooperativa	39,948	65,790
Beni Stabili SpA	3,030	1,570
BGP Holdings PLC	141,174	0
Enel SpA	126,189	558,306
Eni SpA	46,211	811,947
Exor SpA	1,998	38,986
Fiat Industrial SpA (I)	13,990	104,314
Fiat SpA	17,022	91,996
Finmeccanica SpA	9,840	67,921
Intesa Sanpaolo SpA	191,452	299,146
Luxottica Group SpA	2,689	68,122
Mediaset SpA	14,911	46,815
Mediobanca SpA	9,986	78,647
Pirelli & Company SpA	6,945	49,284
Prelios SpA (I)	6,945	1,928
Prysmian SpA	4,754	62,355
Saipem SpA	4,930	172,860
Snam Rete Gas SpA	30,722	141,817
Telecom Italia SpA	199,534	216,664
Telecom Italia SpA, RSP	107,760	104,692
Terna Rete Elettrica Nazionale SpA	21,032	78,016
UniCredit SpA	256,995	273,487

		3,943,409
Japan - 15.03%
ABC-MART, Inc.	700	26,878
Advantest Corp.	3,180	34,288
AEON Company, Ltd.	12,304	166,088
AEON Credit Service Company, Ltd.	877	13,452
Aeon Mall Company, Ltd.	1,100	25,011
Air Water, Inc.	3,000	37,023
Aisin Seiki Company, Ltd.	3,979	132,194
Ajinomoto Company, Inc.	13,305	157,351
Alfresa Holdings Corp.	424	17,744
All Nippon Airways Company, Ltd.	13,715	42,862
Amada Company, Ltd.	4,829	31,462
Aozora Bank, Ltd.	6,000	13,753
Asahi Breweries, Ltd.	7,001	148,257
Asahi Glass Company, Ltd.	20,191	196,860

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Asahi Kasei Corp.	22,963	$137,820
Asics Corp.	3,000	40,684
Astellas Pharma, Inc.	8,369	315,724
Bank of Kyoto, Ltd.	5,000	44,472
Benesse Holdings, Inc.	1,354	59,650
Bridgestone Corp.	12,153	275,562
Brother Industries, Ltd.	3,200	37,507
Canon, Inc.	21,274	963,118
Casio Computer Company, Ltd.	3,933	24,900
Central Japan Railway Company, Ltd.	30	261,392
Chiba Bank, Ltd.	15,896	110,000
Chiyoda Corp.	4,000	39,050
Chubu Electric Power Company, Inc.	13,777	259,066
Chugai Pharmaceutical Company, Ltd.	4,616	78,221
Chugoku Bank, Ltd.	3,000	44,168
Chugoku Electric Power Company, Inc.	5,000	88,109
Chuo Mitsui Trust Holdings, Inc.	57,010	188,464
Citizen Watch Company, Ltd.	5,835	29,079
Coca-Cola West Japan Company, Ltd.	1,077	20,629
Cosmo Oil Company, Ltd.	8,000	19,839
Credit Saison Company, Ltd.	3,291	63,333
Dai Nippon Printing Company, Ltd.	10,953	113,275
Daicel Chemical Industries, Ltd.	7,534	42,819
Daido Steel Company, Ltd.	4,000	23,804
Daihatsu Motor Company, Ltd.	4,000	72,309
Daiichi Sankyo Company, Ltd.	13,372	278,432
Daikin Industries, Ltd.	4,815	137,739
Dainippon Sumitomo Pharma Company, Ltd.	1,900	20,908
Daito Trust Construction Company, Ltd.	1,319	120,945
Daiwa House Industry Company, Ltd.	9,715	125,033
Daiwa Securities Group, Inc.	33,251	124,071
Dena Company, Ltd.	1,200	50,202
Denki Kagaku Kogyo Kabushiki Kaisha	10,477	39,841
Denso Corp.	9,122	292,377
Dentsu, Inc.	3,400	107,529
East Japan Railway Company	6,400	388,605
Eisai Company, Ltd.	4,652	187,491
Electric Power Development Company, Ltd.	2,200	64,830
Elpida Memory, Inc. (I)	4,400	27,543
FamilyMart Company, Ltd.	1,060	40,489
FANUC Corp.	3,679	506,520
Fast Retailing Company, Ltd.	1,066	190,882
Fuji Electric Company, Ltd.	4,420	11,411
Fuji Heavy Industries, Ltd.	11,000	64,256
FUJIFILM Holdings Corp.	8,667	201,164
Fujitsu, Ltd.	34,621	163,095
Fukuoka Financial Group, Inc.	13,000	54,409
Furukawa Electric Company, Ltd.	9,362	25,440
Gree, Inc.	1,900	56,998
GS Yuasa Corp.	7,000	32,679
Gunma Bank	6,477	36,063
Hakuhodo DY Holdings, Inc.	260	15,084
Hino Motors, Ltd.	4,886	29,041
Hirose Electric Company, Ltd.	583	54,178
Hisamitsu Pharmaceutical Company, Inc.	1,200	57,627
Hitachi Chemical, Ltd.	1,184	19,453
Hitachi Construction
Machinery Company, Ltd.	1,943	32,464
Hitachi High-Technologies Corp.	900	18,010
Hitachi Metals, Ltd.	2,000	22,937
Hitachi, Ltd.	86,118	428,328
Hokkaido Electric Power Company, Inc.	4,068	59,891
Hokuhoku Financial Group, Inc.	26,134	56,949
Hokuriku Electric Power Company	3,700	68,538
Honda Motor Company, Ltd.	30,662	899,009

210

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hoya Corp.	7,892	$181,876
Ibiden Company, Ltd.	2,600	54,607
Idemitsu Kosan Company, Ltd.	400	35,862
Inpex Corp.	41	252,659
Isetan Mitsukoshi Holdings, Ltd.	6,443	65,021
Ishikawajima-Harima Heavy
Industries Company, Ltd.	19,134	42,227
Isuzu Motors, Ltd.	19,000	81,351
ITOCHU Corp.	28,102	268,405
Itochu Techno-Science Corp.	548	24,659
Iyo Bank, Ltd.	5,000	50,931
J Front Retailing Company, Ltd.	9,000	42,756
Japan Petroleum Exploration Company, Ltd.	600	21,848
Japan Prime Realty Investment Corp.	8	20,465
Japan Real Estate Investment Corp.	8	78,039
Japan Retail Fund Investment Corp.	20	32,196
Japan Tobacco, Inc.	84	391,900
JFE Holdings, Inc.	8,462	170,643
JGC Corp.	3,886	95,419
Joyo Bank, Ltd.	13,953	64,854
JS Group Corp.	5,216	146,103
JSR Corp.	3,633	62,449
Jupiter Telecommunications Company, Ltd.	32	34,406
JX Holdings, Inc.	41,911	235,230
Kajima Corp.	13,191	43,401
Kamigumi Company, Ltd.	5,534	49,480
Kaneka Corp.	5,829	32,886
Kansai Electric Power Company, Ltd.	13,878	238,646
Kansai Paint Company, Ltd.	2,238	21,429
Kao Corp.	10,062	279,890
Kawasaki Heavy Industries, Ltd.	28,963	73,715
Kawasaki Kisen Kaisha, Ltd.	17,067	35,456
KDDI Corp.	55	377,745
Keihin Electric Express
Railway Company, Ltd.	7,067	65,218
Keio Corp.	11,715	83,756
Keisei Electric Railway Company, Ltd.	5,000	33,928
Keyence Corp.	747	204,532
Kikkoman Corp.	2,238	25,547
Kinden Corp.	591	5,092
Kintetsu Corp. (L)	31,792	119,645
Kirin Holdings Company, Ltd.	15,896	207,522
Kobe Steel, Ltd.	48,517	81,243
Koito Manufacturing Company, Ltd.	2,000	31,490
Komatsu, Ltd.	18,030	389,343
Konami Corp.	1,043	35,019
Konica Minolta Holdings, Inc.	9,891	67,760
Koyo Seiko Company, Ltd.	3,143	37,536
Kubota Corp.	21,782	174,043
Kuraray Company, Ltd.	5,900	80,434
Kurita Water Industries, Ltd.	1,819	50,879
Kyocera Corp.	3,038	253,780
Kyowa Hakko Kogyo Company, Ltd.	5,611	62,475
Kyushu Electric Power Company, Inc.	7,831	126,177
Lawson, Inc.	1,231	69,577
Mabuchi Motor Company, Ltd.	518	23,939
Makita Corp.	1,943	69,207
Marubeni Corp.	30,202	168,895
Marui Company, Ltd.	5,264	39,556
Maruichi Steel Tube, Ltd.	1,200	28,265
Matsushita Electric Industrial Company, Ltd.	40,993	396,204
Mazda Motor Corp. (I)(L)	26,000	52,342
McDonald’s Holdings Company, Ltd.	1,600	42,523
Mediceo Holdings Company, Ltd.	2,590	26,174
MEIJI Holdings Company, Ltd.	1,300	61,576

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Minebea Company, Ltd.	4,477	$15,025
Miraca Holdings, Inc.	1,200	52,753
Mitsubishi Chemical Holdings Corp.	25,000	169,150
Mitsubishi Corp.	25,956	528,586
Mitsubishi Electric Corp.	36,973	327,448
Mitsubishi Estate Company, Ltd.	23,782	384,892
Mitsubishi Gas & Chemicals Company, Inc.	5,829	35,836
Mitsubishi Heavy Industries, Ltd.	55,937	235,227
Mitsubishi Logistics Corp.	1,943	20,915
Mitsubishi Materials Corp.	24,020	58,475
Mitsubishi Motors Corp. (I)	66,000	87,186
Mitsubishi Tanabe Pharma Corp.	4,000	74,151
Mitsubishi UFJ Financial Group	239,200	1,075,101
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,300	51,923
Mitsui & Company, Ltd.	33,111	479,250
Mitsui Chemicals, Inc.	12,010	40,019
Mitsui Engineering &
Shipbuilding Company, Ltd.	15,362	25,738
Mitsui Fudosan Company, Ltd.	16,248	257,160
Mitsui O.S.K. Lines, Ltd.	23,487	90,015
Mizuho Financial Group, Inc.	412,400	595,645
MS&AD Insurance Group Holdings	11,300	244,913
Murata Manufacturing Company, Ltd.	3,804	205,240
Namco Bandai Holdings, Inc.	3,132	42,312
NEC Corp. (I)	48,383	98,284
NGK Insulators Ltd	4,829	72,724
NGK Spark Plug Company, Ltd.	3,238	43,837
NHK Spring Company, Ltd.	1,000	8,821
Nidec Corp.	2,114	170,059
Nikon Corp.	6,781	159,338
Nintendo Company, Ltd.	1,908	277,916
Nippon Building Fund, Inc.	11	113,703
Nippon Electric Glass Company, Ltd.	8,000	72,481
Nippon Express Company, Ltd.	18,191	77,478
Nippon Meat Packers, Inc.	3,238	42,059
Nippon Paper Group, Inc.	1,800	47,859
Nippon Sheet Glass Company, Ltd.	10,829	24,187
Nippon Steel Corp.	95,464	273,257
Nippon Telegraph & Telephone Corp.	9,100	437,352
Nippon Yusen Kabushiki Kaisha	32,077	86,596
Nishi-Nippon City Bank, Ltd.	9,000	27,645
Nissan Motor Company, Ltd.	47,210	417,207
Nisshin Seifun Group, Inc.	2,886	37,653
Nisshin Steel Company	12,953	23,145
Nissin Food Products Company, Ltd.	1,284	51,735
Nitori Holdings Company, Ltd.	632	63,585
Nitto Denko Corp.	2,968	116,919
NKSJ Holdings, Inc.	7,500	165,688
NOK Corp.	1,508	27,116
Nomura Holdings, Inc.	66,393	241,930
Nomura Real Estate Holdings, Inc.	600	9,049
Nomura Real Estate Office Fund, Inc.	5	30,470
Nomura Research Institute, Ltd.	1,889	42,939
NSK, Ltd.	7,715	56,627
NTN Corp.	6,772	31,745
NTT Data Corp.	24	74,047
NTT DoCoMo, Inc.	292	532,287
NTT Urban Development Corp.	22	15,970
Obayashi Corp.	11,362	56,312
Odakyu Electric Railway Company, Ltd.	13,305	126,426
OJI Paper Company, Ltd.	18,191	99,854
Olympus Corp.	4,534	139,960
Omron Corp.	3,839	75,192
Ono Pharmaceutical Company, Ltd.	1,700	101,230

211

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Oracle Corp. Japan	548	$19,276
Oriental Land Company, Ltd.	1,007	107,458
ORIX Corp.	1,914	149,158
Osaka Gas Company, Ltd.	35,155	146,129
Otsuka Corp.	200	13,770
Otsuka Holdings Company, Ltd.	4,900	134,006
Rakuten, Inc.	140	163,487
Resona Holdings, Inc.	36,500	172,816
Ricoh Company, Ltd.	11,601	97,054
Rinnai Corp.	748	62,521
Rohm Company, Ltd.	2,073	107,742
Sankyo Company, Ltd.	1,107	59,720
Santen Pharmaceutical Company, Ltd.	1,200	50,151
SBI Holdings, Inc.	263	22,718
Secom Company, Ltd.	4,110	197,603
SEGA SAMMY HOLDINGS, INC.	3,308	77,263
Seiko Epson Corp.	2,178	27,601
Sekisui Chemical Company, Ltd.	6,772	56,838
Sekisui House, Ltd.	11,362	107,087
Seven & I Holdings Company, Ltd.	14,219	399,156
Seven Bank, Ltd.	9	17,517
Sharp Corp.	17,782	149,298
Shikoku Electric Power Company, Inc.	3,900	107,275
Shimadzu Corp.	4,000	33,692
Shimamura Company, Ltd.	324	33,957
Shimano, Inc.	1,231	65,098
Shimizu Corp.	12,305	54,234
Shin-Etsu Chemical Company, Ltd.	7,789	381,900
Shinsei Bank, Ltd.	29,906	33,580
Shionogi & Company, Ltd.	5,777	85,499
Shiseido Company, Ltd.	6,977	135,128
Shizuoka Bank, Ltd.	12,658	132,447
Showa Denko KK	23,839	46,937
Showa Shell Sekiyu KK	3,045	21,696
SMC Corp.	936	136,680
Softbank Corp.	16,512	483,354
Sojitz Corp.	26,509	48,438
Sony Corp.	19,058	365,748
Sony Financial Holdings, Inc.	3,600	54,442
Square Enix Company, Ltd.	1,400	25,160
Stanley Electric Company, Ltd.	2,692	40,662
Sumco Corp. (I)	1,600	14,951
Sumitomo Chemical Company, Ltd.	28,554	109,822
Sumitomo Corp.	21,034	260,073
Sumitomo Electric Industries, Ltd.	14,901	174,358
Sumitomo Heavy Industries, Ltd.	12,010	61,589
Sumitomo Metal Industries, Ltd.	61,423	127,198
Sumitomo Metal Mining Company, Ltd.	10,715	142,028
Sumitomo Mitsui Financial Group	25,700	725,308
Sumitomo Realty &
Development Company, Ltd.	7,124	136,893
Sumitomo Rubber Industries, Inc.	4,000	51,176
Suruga Bank, Ltd.	3,886	37,785
Suzuken Company, Ltd.	1,177	31,592
Suzuki Motor Corp.	6,700	147,384
Sysmex Corp.	1,600	57,472
T&D Holdings, Inc.	11,418	107,465
Taisei Corp.	20,134	55,533
Taisho Pharmaceuticals Company, Ltd.	2,238	54,956
Taiyo Nippon Sanso Corp.	5,181	36,002
Takashimaya Company, Ltd.	5,181	37,688
Takeda Pharmaceutical Company, Ltd.	15,051	714,620
TDK Corp.	2,532	88,113
Teijin, Ltd.	15,896	57,002
Terumo Corp.	3,097	161,079

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The 77th Bank, Ltd.	7,477	$33,747
The Bank of Yokohama, Ltd.	21,316	106,791
The Dai-ichi Life Insurance Company, Ltd.	167	172,536
The Hachijuni Bank, Ltd.	7,000	42,854
The Hiroshima Bank, Ltd.	9,000	44,492
The Japan Steel Works, Ltd.	7,000	41,727
The Tokyo Electric Power Company, Inc. (I)	27,633	84,786
THK Company, Ltd.	2,519	42,026
Tobu Railway Company, Ltd.	20,248	95,405
Toho Company, Ltd.	2,267	39,592
Toho Gas Company, Ltd.	8,000	52,520
Tohoku Electric Power Company, Inc.	9,020	124,865
Tokio Marine Holdings, Inc.	13,700	347,275
Tokyo Electron, Ltd.	3,168	143,507
Tokyo Gas Company, Ltd.	47,165	219,696
Tokyu Corp.	24,134	121,168
Tokyu Land Corp.	6,829	24,525
TonenGeneral Sekiyu KK	5,829	66,850
Toppan Printing Company, Ltd.	12,010	87,507
Toray Industries, Inc.	28,611	200,502
Toshiba Corp.	76,289	311,086
Tosoh Corp.	6,772	21,159
Toto, Ltd.	3,829	33,826
Toyo Seikan Kaisha, Ltd.	2,791	42,269
Toyo Suisan Kaisha, Ltd.	1,295	35,487
Toyoda Gosei Company, Ltd.	1,166	22,065
Toyota Boshoku Corp.	700	10,015
Toyota Industries Corp.	3,110	90,457
Toyota Motor Corp.	51,853	1,772,566
Toyota Tsusho Corp.	3,600	61,512
Trend Micro, Inc.	2,267	70,762
Tsumura & Company, Ltd.	1,300	41,428
Ube Industries, Ltd.	18,963	62,874
Unicharm Corp.	2,242	107,613
Ushio, Inc.	1,943	29,514
USS Company, Ltd.	457	38,873
West Japan Railway Company, Ltd.	3,300	141,519
Yahoo! Japan Corp.	301	93,515
Yakult Honsha Company, Ltd.	1,743	54,228
Yamada Denki Company, Ltd.	1,464	102,213
Yamaguchi Financial Group, Inc.	4,000	40,339
Yamaha Corp.	2,474	26,703
Yamaha Motor Company, Ltd. (I)	5,909	77,389
Yamato Kogyo Company, Ltd.	300	7,847
Yamato Transport Company, Ltd.	7,720	140,506
Yamazaki Baking Company, Ltd.	1,591	24,153
Yaskawa Electric Corp.	4,000	30,172
Yokogawa Electric Corp. (I)	2,586	24,372

		39,515,767
Jersey, C.I. - 0.07%
Randgold Resources, Ltd.	1,788	174,010
Luxembourg - 0.28%
APERAM	912	13,186
ArcelorMittal	16,336	260,903
Millicom International Cellular SA	1,371	137,303
Reinet Investments SCA (I)	2,087	32,607
Reinet Investments SCA, ADR (I)	7,937	12,585
SES SA	5,966	144,865
Tenaris SA	10,162	129,091

		730,540
Macau - 0.06%
Sands China, Ltd. (I)	46,400	106,719

212

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Macau (continued)
Wynn Macau, Ltd.	26,443	$60,765

		167,484
Malaysia - 0.77%
AirAsia BHD	21,700	19,758
Alliance Financial Group BHD	52,400	53,598
AMMB Holdings BHD	30,887	55,002
Asiatic Development BHD	15,000	32,622
Axiata Group BHD	41,100	58,743
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,700	11,179
Berjaya Sports Toto BHD	11,035	14,618
British American Tobacco Malaysia BHD	4,800	67,015
Bursa Malaysia BHD	8,000	15,214
CIMB Group Holdings BHD	84,100	182,402
DiGi.Com BHD	5,800	55,150
Gamuda BHD	24,200	21,614
Genting BHD	44,700	126,519
Guinness Anchor BHD	3,700	11,465
Hong Leong Bank BHD	6,800	21,632
Hong Leong Credit BHD	5,600	19,018
IJM Corp. BHD	16,910	25,652
IJM Land BHD	1,395	826
IOI Corp. BHD	77,466	111,911
KNM Group BHD	29,287	10,867
Kuala Lumpur Kepong BHD	8,250	53,815
Lafarge Malayan Cement BHD	9,360	19,138
Malayan Banking BHD	80,319	197,785
MISC BHD	26,280	48,029
MMC Corp. BHD	3,800	3,049
Parkson Holdings BHD	20,197	35,718
Petronas Chemicals Group BHD	41,700	71,938
Petronas Dagangan BHD	6,600	32,896
Petronas Gas BHD	8,100	32,794
PLUS Expressways BHD	24,600	33,184
PPB Group BHD	7,300	37,823
Public Bank BHD	1,526	5,813
Public Bank BHD - Foreign Market	21,000	80,947
Resorts World BHD	54,500	59,242
RHB Capital BHD	6,955	15,178
Sime Darby BHD	50,801	132,162
SP Setia BHD	15,900	19,256
Telekom Malaysia BHD	15,700	19,786
Tenaga Nasional BHD	32,250	51,960
UEM Land Holdings BHD (I)	36,187	19,526
UMW Holdings BHD	24,700	52,289
YTL Corp. BHD	72,930	30,105
YTL Power International BHD	82,365	43,579

		2,010,817
Mauritius - 0.01%
Essar Energy PLC (I)	6,906	26,769
Mexico - 1.05%
Alfa SAB de CV	5,936	60,993
America Movil SAB de CV, Series L	749,388	827,283
Cemex SAB de CV (I)	183,682	58,409
Coca-Cola Femsa SAB de CV, Series L	5,059	44,869
Fomento Economico Mexicano SA de CV	38,465	249,621
Fresnillo PLC	3,468	85,337
Grupo Aeroportuario del Pacifico SA
de CV, Series B	8,500	28,469
Grupo Bimbo SA de CV	37,152	68,579
Grupo Carso SAB de CV	15,484	35,951
Grupo Elektra SA de CV	1,800	136,933
Grupo Financiero Banorte SAB de CV	35,109	103,769
Grupo Financiero Inbursa SA	34,682	57,993

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Mexico SAB de CV, Series B	75,944	$179,614
Grupo Modelo SA	10,408	58,823
Grupo Televisa SA	42,743	156,783
Industrias Penoles SAB de CV	2,050	75,279
Kimberly-Clark de Mexico SAB de CV	8,426	42,985
Mexichem SAB de CV	16,491	49,586
Minera Frisco SAB de CV, Class A1 (I)	15,484	52,810
Telefonos de Mexico SA de CV	107,820	80,777
Urbi Desarrollos Urbanos SAB de CV (I)	17,600	23,719
Wal-Mart de Mexico SAB de CV	117,630	269,723

		2,748,305
Netherlands - 3.18%
Aegon NV (I)	34,800	140,296
Akzo Nobel NV	4,338	191,774
ASML Holding NV	8,082	280,835
Corio NV	1,373	63,185
Delta Lloyd NV	1,905	30,089
European Aeronautic Defence &
Space Company	8,124	227,923
Fugro NV	1,313	66,483
Heineken Holding NV	2,157	83,205
Heineken NV	5,191	231,983
ING Groep NV (I)	73,466	517,055
Koninklijke (Royal) KPN NV	29,785	392,106
Koninklijke Ahold NV	22,321	262,454
Koninklijke Boskalis Westinster NV	1,130	34,764
Koninklijke DSM NV	2,864	124,516
Koninklijke Philips Electronics NV	18,724	335,173
Koninklijke Vopak NV	1,450	69,468
PostNL NV	5,670	24,829
QIAGEN NV (I)	5,180	71,535
Randstad Holdings NV	2,069	66,001
Reed Elsevier NV	13,543	148,096
Royal Dutch Shell PLC (London
Stock Exchange)	71,156	2,206,927
Royal Dutch Shell PLC, B Shares	52,060	1,616,973
SBM Offshore NV	2,842	49,284
TNT Express NV	5,933	40,937
Unilever NV	31,604	1,001,025
Wolters Kluwer NV	5,659	91,642

		8,368,558
New Zealand - 0.08%
Auckland International Airport, Ltd.	11,718	20,356
Contact Energy, Ltd. (I)	4,753	19,637
Fletcher Building, Ltd. (New
Zealand Exchange)	15,433	89,671
Sky City Entertainment Group, Ltd.	6,676	16,805
Telecom Corp. of New Zealand, Ltd.	31,592	62,472

		208,941
Norway - 0.51%
Aker Solutions ASA	3,681	35,319
BW Offshore, Ltd.	6,480	11,285
DnB NOR ASA	20,289	202,550
Gjensidige Forsikring ASA	4,167	43,138
Kvaerner ASA (I)	3,681	4,808
Norsk Hydro ASA (L)	23,981	108,954
Orkla ASA	16,158	122,936
Renewable Energy Corp. ASA (I)(L)	13,486	11,826
Statoil ASA	21,233	453,682
Telenor ASA	13,794	212,645
Yara International ASA	3,500	133,475

		1,340,618

213

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Peru - 0.21%
Compania de Minas Buenaventura SA	3,833	$144,420
Credicorp SA	2,108	194,990
Credicorp, Ltd., ADR	50	4,610
Southern Peru Copper Corp.	8,121	202,700

		546,720
Philippines - 0.15%
Ayala Corp.	2,827	18,627
Ayala Land, Inc.	163,200	53,995
Banco de Oro Unibank, Inc.	4,786	5,540
Bank of the Philippine Islands	44,139	56,040
Energy Development Corp.	207,938	26,725
Filinvest Land, Inc.	98,991	2,465
Globe Telecommunications, Inc.	830	16,767
Jollibee Foods Corp.	10,900	20,960
Manila Electric Company	5,957	31,467
Metropolitan Bank & Trust Company	17,121	25,567
Philippine Long Distance Telephone Company	1,120	55,913
SM Investments Corp.	4,340	51,527
SM Prime Holdings, Ltd.	136,479	37,944

		403,537
Poland - 0.30%
Asseco Poland SA	2,172	26,315
Bank Handlowy w Warszawie SA	326	6,800
Bank Millennium SA	12,341	16,777
Bank Pekao SA	2,114	84,368
Boryszew SA (I)	23,796	3,097
BRE Bank SA (I)	365	26,154
Cyfrowy Polsat SA (I)	6,360	28,541
Firma Oponiarska Debica SA	64	1,053
Getin Holding SA (I)	5,247	11,399
Globe Trade Centre SA (I)	3,523	12,390
Grupa Lotos SA (I)	722	5,412
KGHM Polska Miedz SA	3,252	127,703
Polish Oil & Gas Company	27,824	33,884
Polska Grupa Energetyczna SA	7,406	43,142
Polski Koncern Naftowy Orlen SA (I)	5,652	61,797
Powszechna Kasa Oszczednosci
Bank Polski SA	11,445	112,130
Powszechny Zaklad Ubezpieczen SA	969	91,508
Sygnity SA (I)	207	965
Telekomunikacja Polska SA	14,172	73,828
TVN SA	4,829	20,746

		788,009
Portugal - 0.15%
Banco Comercial Portugues SA (I)(L)	67,687	17,561
Banco Espirito Santo SA (L)	11,295	29,908
Cimpor-Cimentos de Portugal SA	2,459	16,476
Electricidade de Portugal SA	37,846	116,238
Galp Energia SGPS SA	3,215	58,588
Jeronimo Martins SGPS SA	4,434	69,089
Portugal Telecom SGPS SA	11,970	87,283

		395,143
Russia - 1.32%
Gazprom OAO, ADR	104,750	1,000,363
Gazprom OAO, ADR (London Exchange)	3,680	35,201
Lukoil OAO, ADR	15,215	763,641
Mechel, ADR	2,396	24,415
MMC Norilsk Nickel OJSC, ADR (L)	25,000	543,250
Mobile TeleSystems, ADR	9,447	116,198
NovaTek OAO, ADR	1,689	192,499
Novolipetsk Steel OJSC, ADR	976	19,988
Pharmstandard - Reg S GDR (I)	6,380	121,922

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Sistema JSFC - Reg S GDR	1,446	$20,024
Surgutneftegaz, ADR (L)	20,930	166,394
Surgutneftegaz, ADR, Class B (L)	21,410	93,776
Tatneft, ADR	9,856	244,823
VTB Bank OJSC, GDR	28,849	118,545

		3,461,039
Singapore - 1.16%
Ascendas Real Estate Investment Trust	35,395	54,665
Capitaland, Ltd.	63,587	118,538
CapitaMall Trust	30,552	42,426
City Developments, Ltd.	12,715	92,299
ComfortDelGro Corp., Ltd.	55,269	54,948
Cosco Corp. Singapore, Ltd.	42,000	28,869
DBS Group Holdings, Ltd.	33,871	303,646
Fraser and Neave, Ltd.	19,200	84,040
Genting Singapore PLC (I)	126,400	146,891
Golden Agri-Resources, Ltd.	210,085	96,486
Hutchison Port Holdings Trust	110,100	72,841
Jardine Cycle and Carriage, Ltd.	1,924	61,076
K-Green Trust	6,562	4,466
Keppel Corp., Ltd.	29,491	172,745
Keppel Land, Ltd.	16,705	32,638
Neptune Orient Lines, Ltd.	15,133	12,450
Olam International, Ltd.	23,293	39,712
Oversea-Chinese Banking Corp., Ltd.	51,544	317,193
SembCorp Industries, Ltd.	17,415	44,939
SembCorp Marine, Ltd.	13,706	33,526
Singapore Airlines, Ltd.	9,880	85,485
Singapore Airport Terminal Services, Ltd.	10,132	16,798
Singapore Exchange, Ltd.	16,601	83,283
Singapore Press Holdings, Ltd.	30,059	85,907
Singapore Technologies Engineering, Ltd.	39,202	83,098
Singapore Telecommunications, Ltd.	150,430	363,199
Suntec Real Estate Investment Trust	191	167
United Overseas Bank, Ltd.	25,678	330,516
UOL Group, Ltd.	7,568	23,839
Wilmar International, Ltd.	40,000	158,668

		3,045,354
South Africa - 1.76%
ABSA Group, Ltd.	6,306	104,610
Adcock Ingram Holdings, Ltd.	4,907	36,491
African Bank Investments, Ltd.	13,703	55,710
African Rainbow Minerals, Ltd.	2,145	45,764
Anglo Platinum, Ltd.	1,160	79,282
AngloGold Ashanti, Ltd.	7,147	296,469
Aspen Pharmacare Holdings, Ltd. (I)	4,269	48,154
Aveng, Ltd.	7,920	33,742
Bidvest Group, Ltd.	7,302	134,572
Discovery Holdings, Ltd., ADR	9,036	44,246
FirstRand, Ltd.	59,334	143,289
Gold Fields, Ltd.	16,000	245,980
Growthpoint Properties, Ltd.	30,364	66,646
Harmony Gold Mining Company, Ltd.	7,113	83,525
Hulamin, Ltd. (I)	156	143
Impala Platinum Holdings, Ltd.	10,178	206,314
Imperial Holdings, Ltd.	5,062	65,804
Investec, Ltd.	3,621	19,719
Kumba Iron Ore, Ltd.	1,658	87,343
Kumba Resources, Ltd.	2,168	45,473
Liberty Holdings, Ltd.	3,638	35,922
Massmart Holdings, Ltd.	1,777	30,410
Mittal Steel South Africa, Ltd.	3,365	24,601
MMI Holdings, Ltd.	10,014	21,045

214

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
MTN Group, Ltd.	32,401	$530,109
Naspers, Ltd., ADR	7,296	315,821
Nedbank Group, Ltd.	3,976	67,203
Netcare, Ltd.	11,647	18,802
Northam Platinum, Ltd.	5,619	22,874
Pick’n Pay Stores, Ltd.	2,994	13,500
Pretoria Portland Cement Company, Ltd.	9,199	26,302
Redefine Income Fund, Ltd.	67,758	66,805
Remgro, Ltd.	8,783	120,247
Reunert, Ltd.	5,060	36,701
RMB Holdings, Ltd.	13,774	43,067
RMI Holdings	13,774	21,321
Sanlam, Ltd.	31,836	106,148
Sappi, Ltd. (I)	8,324	24,536
Sasol, Ltd.	10,376	424,062
Shoprite Holdings, Ltd.	8,525	119,362
Standard Bank Group, Ltd.	22,301	255,573
Steinhoff International Holdings, Ltd. (I)	26,236	72,697
Super Group, Ltd. (I)	2,898	302
Telkom SA, Ltd.	5,943	23,519
The Foschini Group, Ltd.	3,406	35,676
Tiger Brands, Ltd.	3,203	83,022
Trans Hex Group, Ltd. (I)	514	206
Truworths International, Ltd.	7,931	68,919
Vodacom Group, Ltd.	9,731	108,550
Woolworths Holdings, Ltd.	12,136	52,360

		4,612,938
South Korea - 3.29%
Amorepacific Corp.	60	59,723
BS Financial Group, Inc. (I)	2,097	22,957
Cheil Industries, Inc.	840	58,190
CJ CheilJedang Corp.	120	29,359
Daelim Industrial Company, Ltd.	480	38,410
Daewoo Engineering &
Construction Company, Ltd. (I)	6,620	50,149
Daewoo International Corp.	836	20,551
Daewoo Securities Company, Ltd.	2,350	20,341
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,710	31,979
DGB Financial Group, Inc. (I)	3,940	45,692
Dongbu Insurance Company, Ltd.	990	41,694
Dongkuk Steel Mill Company, Ltd.	440	8,219
Doosan Corp.	370	41,829
Doosan Heavy Industries and
Construction Company, Ltd.	580	27,100
Doosan Infracore Company, Ltd. (I)	4,030	60,539
E-Mart Company, Ltd. (I)	447	111,805
GS Engineering & Construction Corp.	1,110	90,223
GS Holdings Corp.	851	40,581
Hana Financial Group, Inc.	4,870	141,527
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	1,063	14,887
Hankook Tire Company, Ltd.	1,190	40,006
Hanwha Chemical Corp.	2,217	47,316
Hanwha Corp.	840	23,532
Hite Holdings Company, Ltd.	200	1,686
Honam Petrochemical Corp.	230	55,531
Hynix Semiconductor, Inc.	9,290	163,430
Hyosung Corp.	390	17,953
Hyundai Department Store Company, Ltd.	221	30,418
Hyundai Development Company	1,140	15,910
Hyundai Engineering &
Construction Company, Ltd.	990	50,259
Hyundai Heavy Industries Company, Ltd.	920	213,256

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Mipo Dockyard Company, Ltd.	143	$12,330
Hyundai Mobis	1,291	366,648
Hyundai Motor Company, Ltd.	3,031	531,680
Hyundai Securities Company, Ltd.	2,435	19,195
Hyundai Steel Company	1,100	80,335
Industrial Bank of Korea	2,860	32,162
Kangwon Land, Inc.	1,500	33,893
KB Financial Group, Inc.	5,140	167,870
KB Financial Group, Inc., ADR	2,566	84,062
KCC Corp.	240	44,772
Kia Motors Corp.	3,510	209,804
Korea Electric Power Corp. (I)	3,830	67,492
Korea Electric Power Corp., ADR (I)	3,533	30,031
Korea Exchange Bank	4,620	27,123
Korea Gas Corp.	1,230	31,558
Korea Investment Holdings Company, Ltd.	600	17,243
Korea Zinc Company, Ltd.	133	32,562
Korean Air Lines Company, Ltd.	1,139	42,051
Korean Reinsurance Company, Ltd.	15	172
KT Corp.	2,633	78,616
KT Corp., ADR	1,397	20,648
KT&G Corp.	2,410	150,324
Kumho Industrial Company, Ltd. (I)	120	590
LG Chem, Ltd.	988	261,750
LG Corp.	1,990	99,199
LG Display Company, Ltd.	3,760	61,572
LG Display Company, Ltd., ADR	2,360	19,234
LG Electronics, Inc.	2,070	118,392
LG Household & Health Care, Ltd.	310	139,502
LG Innotek Company, Ltd.	210	11,169
LG Uplus Corp.	11,952	63,957
Lotte Confectionery Company, Ltd.	44	56,438
Lotte Shopping Company, Ltd.	170	56,836
LS Cable, Ltd.	870	52,594
Mirae Asset Securities Company, Ltd.	875	20,647
NCSoft Corp.	380	107,432
NHN Corp. (I)	828	156,101
OCI Company, Ltd.	240	40,890
Pacific Corp.	20	3,910
POSCO	1,242	381,856
S-Oil Corp.	850	73,798
S1 Corp.	810	36,798
Samsung C&T Corp.	2,810	163,968
Samsung Card Company, Ltd.	1,490	51,566
Samsung Electro-Mechanics Company, Ltd.	1,160	71,109
Samsung Electronics Company, Ltd.	2,132	1,493,494
Samsung Engineering Company, Ltd.	600	116,269
Samsung Fire & Marine
Insurance Company, Ltd.	820	146,423
Samsung Heavy Industries Company, Ltd.	3,350	76,890
Samsung SDI Company, Ltd.	660	63,399
Samsung Securities Company, Ltd.	990	42,739
Samsung Techwin Company, Ltd.	677	30,830
Seoul Semiconductor Company, Ltd.	720	12,722
Shinhan Financial Group Company, Ltd.	8,575	299,871
Shinsegae Company, Ltd.	158	35,960
SK C&C Company, Ltd.	340	41,300
SK Energy Company, Ltd.	1,280	150,390
SK Holdings Company, Ltd.	719	79,952
SK Networks Company, Ltd.	3,090	27,922
SK Telecom Company, Ltd.	470	59,195
SK Telecom Company, Ltd., ADR	3,498	49,217
STX Pan Ocean Company, Ltd.	3,650	23,203
Woongjin Conway Company, Ltd.	1,930	61,064
Woori Finance Holdings Company, Ltd.	4,570	37,506

215

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Woori Investment & Securities Company, Ltd.	2,910	$26,832
Yuhan Corp.	350	31,125

		8,651,234
Spain - 2.37%
Abertis Infraestructuras SA	7,764	119,304
Acciona SA	749	63,227
Acerinox SA	1,561	17,553
ACS Actividades de Construccion
y Servicios SA	2,925	103,206
Amadeus IT Holding SA, A Shares	3,903	62,654
Banco Bilbao Vizcaya Argentaria SA	91,953	749,242
Banco de Sabadell SA (L)	23,481	84,101
Banco de Valencia SA (I)(L)	54	56
Banco Popular Espanol SA (L)	19,326	88,988
Banco Santander SA	163,003	1,332,556
Bankia Saubankia Sau (I)	16,798	82,108
Bankinter SA (L)	6,867	37,402
CaixaBank	15,741	69,418
Distribuidora Internacional
De Alimentacion SA (I)	10,956	43,145
EDP Renovaveis SA (I)	3,867	21,104
Enagas SA	3,245	59,759
Ferrovial SA	6,635	75,793
Fomento de Construcciones
y Contratas SA (L)	432	10,676
Gas Natural SDG SA	5,987	102,047
Grifols SA (I)	1,776	33,222
Iberdrola SA	80,943	547,779
Inditex SA	4,113	352,228
Indra Sistemas SA	1,823	26,244
Mapfre SA	15,725	48,574
Mediaset Espana Comunicacion SA	3,129	17,766
Red Electrica De Espana	2,044	93,277
Repsol YPF SA	15,525	409,051
Telefonica SA	79,334	1,520,936
Zardoya Otis SA	4,155	52,985
Zeltia SA (I)	175	358

		6,224,759
Sweden - 1.80%
Alfa Laval AB	4,804	75,421
Assa Abloy AB, Series B	5,647	116,254
Atlas Copco AB, Series A	14,141	249,795
Atlas Copco AB, Series B	8,309	130,350
Boliden AB	6,000	61,894
CDON Group AB (I)	1,128	4,120
Electrolux AB	5,064	74,234
Getinge AB, Series B	2,912	63,478
Hennes & Mauritz AB, B Shares	19,548	583,921
Holmen AB, Series B	371	9,207
Husqvarna AB, B Shares	6,017	24,291
Investor AB, B Shares	8,347	146,513
Kinnevik Investment AB	3,496	64,781
Loomis AB	1,539	18,008
Modern Times Group AB, B Shares	1,128	45,036
Nordea Bank AB	50,017	404,151
Ratos AB	3,992	45,908
Sandvik AB	21,292	244,585
Scania AB, Series B	4,952	70,601
Securitas AB, Series B	3,499	25,506
Skandinaviska Enskilda Banken AB, Series A	26,041	140,011
Skanska AB, Series B	9,559	132,137
SKF AB, B Shares	8,152	153,633
SSAB AB, Series A	2,022	14,964

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Svenska Cellulosa AB	10,381	$126,217
Svenska Handelsbanken AB, Series A	9,144	232,461
Swedbank AB, Class A	16,866	185,853
Swedish Match AB	4,653	153,964
Tele2 AB, Series B	3,680	67,292
Telefonaktiebolaget LM Ericsson, B Shares	57,711	552,965
Teliasonera AB	40,546	267,544
Volvo AB, Series B	26,104	255,212

		4,740,307
Switzerland - 6.16%
ABB, Ltd. (I)	42,403	724,146
Actelion, Ltd. (I)	2,203	73,290
Adecco SA (I)	2,684	105,247
Aryzta AG	1,799	77,924
Baloise Holding AG	1,076	78,636
Cie Financiere Richemont SA	9,960	442,132
Credit Suisse Group AG (I)	23,199	601,995
GAM Holding, Ltd. (I)	4,378	54,717
Geberit AG (I)	867	159,385
Givaudan AG (I)	182	142,183
Glencore International PLC (L)	17,309	107,130
Holcim, Ltd. (I)	4,745	250,855
Julius Baer Group, Ltd. (I)	4,600	153,293
Kuehne & Nagel International AG	1,176	131,544
Lindt & Spruengli AG	18	52,390
Lindt & Spruengli AG - REG	3	103,647
Lonza Group AG (I)	971	58,285
Nestle SA	67,146	3,691,037
Novartis AG	45,162	2,520,471
Pargesa Holding SA, ADR	557	38,070
Roche Holdings AG	13,584	2,185,417
Schindler Holding AG	1,052	112,640
Schindler Holding AG - REG	494	53,866
SGS SA	120	181,989
Sika AG	46	81,326
Sonova Holding AG (I)	1,149	103,684
STMicroelectronics NV	12,348	80,683
Straumann Holding AG	186	29,080
Sulzer AG	500	51,186
Swiss Life Holding (I)	652	71,266
Swiss Re, Ltd. (I)	6,812	317,044
Swisscom AG	511	207,634
Syngenta AG (I)	1,805	467,602
The Swatch Group AG	919	54,922
The Swatch Group AG, BR Shares	687	225,142
Transocean, Ltd.	6,746	324,526
UBS AG (Swiss Exchange) (I)	70,095	797,910
Wolseley PLC	6,331	157,599
Xstrata PLC	39,790	499,024
Zurich Financial Services AG (I)	2,989	618,801

		16,187,718
Taiwan - 2.27%
Acer, Inc.	53,424	64,791
Advanced Semiconductor Engineering, Inc.	101,707	86,723
Advantech Company, Ltd.	1,811	4,764
Asia Cement Corp.	34,401	35,407
Asia Optical Company, Inc. (I)	79	85
Asustek Computer, Inc.	14,952	111,667
AU Optronics Corp.	163,827	65,347
Catcher Technology Company, Ltd.	8,184	46,943
Cathay Financial Holdings Company, Ltd.	137,462	155,827
Chang Hwa Commercial Bank, Ltd.	74,120	42,126
Cheng Shin Rubber Industry Company, Ltd.	18,902	39,153

216

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Cheng UEI Precision Industry Company, Ltd.	6,881	$14,952
Chimei Innolux Corp. (I)	88,017	35,109
China Airlines, Ltd.	24,472	11,988
China Development Financial Holdings Corp.	176,441	50,872
China Motor Company, Ltd.	65	55
China Steel Corp.	234,324	227,746
Chinatrust Financial Holding Company, Ltd.	205,704	116,997
Chunghwa Picture Tubes, Ltd. (I)	64,630	4,820
Chunghwa Telecom Company, Ltd.	84,148	280,014
CMC Magnetics Corp. (I)	18,000	3,300
Compal Communications, Inc.	512	595
Compal Electronics, Inc.	79,764	72,581
D-Link Corp.	361	264
Delta Electronics, Inc.	32,331	75,672
E.Sun Financial Holding Company, Ltd.	47,756	23,303
Epistar Corp.	10,064	17,532
Eternal Chemical Company, Ltd.	4,064	3,088
EVA Airways Corp.	23,623	15,460
Evergreen Marine Corp.	8,799	4,432
Everlight Electronics Company, Ltd.	6,535	11,110
Far Eastern Department Stores Company, Ltd.	18,800	24,383
Far Eastern New Century Corp.	59,354	60,463
Far EasTone
Telecommunications Company, Ltd.	16,159	23,875
First Financial Holding Company, Ltd.	102,577	65,671
Formosa Chemicals & Fibre Corp.	59,740	153,944
Formosa Petrochemical Corp.	24,720	67,574
Formosa Plastics Corp.	85,160	225,151
Formosa Taffeta Company, Ltd.	5,000	4,495
Foxconn Technology Company, Ltd.	13,139	41,772
Fubon Financial Holding Company, Ltd.	105,828	109,524
HannStar Display Corp. (I)	58,031	3,646
Hon Hai Precision Industry Company, Ltd.	188,166	420,048
HTC Corp.	15,997	351,439
Hua Nan Financial Holdings Company, Ltd.	63,074	37,732
Inotera Memories, Inc. (I)	428	91
Inventec Appliances Corp.	813	466
Inventec Company, Ltd.	23,659	8,342
KGI Securities Company, Ltd.	30,594	10,494
Kinsus Interconnect Technology Corp.	1,035	3,339
Largan Precision Company, Ltd.	1,143	26,391
Lite-On Technology Corp.	38,653	35,044
Macronix International Company, Ltd.	47,677	16,145
MediaTek, Inc.	20,340	221,616
Mega Financial Holding Company, Ltd.	174,420	119,918
Mitac International Corp.	2,814	1,013
Mosel Vitelic, Inc. (I)	428	66
Motech Industries, Inc.	5,012	7,963
Nan Ya Plastics Corp.	111,240	239,467
Nan Ya Printed Circuit Board Corp.	1,188	3,195
Nanya Technology Corp. (I)	26,017	3,227
Novatek Microelectronics Corp., Ltd.	7,361	16,895
Pan-International Industrial	324	305
Pegatron Corp.	32,989	30,389
Polaris Securities Company, Ltd.	29,282	19,252
Pou Chen Corp.	36,641	26,306
Powerchip Semiconductor Corp. (I)	64,457	3,616
Powertech Technology, Inc.	13,149	27,984
President Chain Store Corp.	7,496	42,233
Qisda Corp.	16,368	4,322
Quanta Computer, Inc.	39,771	76,281
Realtek Semiconductor Corp.	5,882	9,816
Richtek Technology Corp.	2,425	11,240
Shin Kong Financial
Holding Company, Ltd. (I)	95,063	27,888

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Siliconware Precision Industries Company	54,855	$53,892
SinoPac Holdings Company, Ltd.	101,171	32,386
Synnex Technology International Corp.	23,741	51,315
Taishin Financial Holdings Company, Ltd.	64,223	24,608
Taiwan Cement Corp.	60,781	64,415
Taiwan Cooperative Bank	41,567	24,996
Taiwan Fertilizer Company, Ltd.	13,000	31,478
Taiwan Glass Industrial Corp.	10,770	11,928
Taiwan Mobile Company, Ltd.	35,842	88,237
Taiwan Semiconductor
Manufacturing Company, Ltd.	416,227	943,071
Tatung Company, Ltd. (I)	21,486	7,911
Teco Electric & Machinery Company, Ltd.	16,000	8,568
Transcend Information, Inc.	6,608	12,865
Tripod Technology Corp.	4,110	10,664
Tung Ho Steel Enterprise Corp.	8,132	7,245
U-Ming Marine Transport Corp.	5,000	7,264
Uni-President Enterprises Corp.	73,458	94,566
Unimicron Technology Corp.	20,604	28,880
United Microelectronics Corp.	258,313	95,009
Vanguard International Semiconductor Corp.	126	43
Wafer Works Corp.	140	112
Walsin Lihwa Corp.	28,000	8,201
Wan Hai Lines, Ltd.	5,512	2,579
Wistron Corp.	33,669	37,703
Ya Hsin Industrial Company, Ltd. (I)	22,000	0
Yang Ming Marine Transport Corp.	3,348	1,289
Yuanta Financial Holdings Company, Ltd. (I)	163,901	82,143
Yulon Motor Company, Ltd.	17,510	32,583
Zinwell Corp.	904	862

		5,970,557
Thailand - 0.47%
Advanced Info Service PCL	16,600	68,355
Bangkok Bank PCL	6,300	28,185
Bangkok Bank PCL (Foreign
Registered Shares)	14,800	69,145
Bank of Ayudhya PCL	99,000	62,579
Banpu PCL	4,100	69,195
BEC World PCL	25,900	30,620
Charoen Pokphand Foods PCL	69,900	60,152
CP ALL PCL	56,395	87,083
Electricity Generating PCL	800	2,175
Glow Energy PCL	13,200	20,064
IRPC PCL	214,900	24,197
Kasikornbank PCL	11,700	43,267
Kasikornbank PCL (Foreign Shares)	22,800	85,633
Krung Thai Bank PCL	79,500	39,386
PTT Aromatics & Refining PCL	29,486	23,335
PTT Chemical PCL	7,797	24,832
PTT Exploration & Production PCL	24,200	108,602
PTT PCL, Foreign Shares	18,200	152,228
Siam Cement PCL, Foreign Shares	5,000	49,217
Siam City Cement PCL	1,800	12,623
Siam Commercial Bank PCL	25,500	86,955
Thai Oil PCL	33,400	54,530
Total Access Communication PCL	10,000	23,806

		1,226,164
Turkey - 0.32%
Adana Cimento Sanayii Turk Anonim Sirketi
AS, Class A	685	1,489
Akbank AS	24,726	97,190
Akcansa Cimento AS	635	2,349
Aksigorta AS (I)	3,270	2,333

217

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,129	$36,031
Asya Katilim Bankasi AS (I)	1,627	1,691
BIM Birlesik Magazalar AS	1,275	35,077
Coca-Cola Icecek AS	502	6,816
Enka Insaat ve Sanayi AS	17,520	42,318
Eregli Demir ve Celik Fabrikalari TAS	18,543	32,288
HACI Omer Sabanci Holding AS	7,225	25,138
Is Gayrimenkul Yatirim Ortakligi AS	3,602	2,252
KOC Holdings AS	14,973	55,560
Tupras Turkiye Petrol Rafinerileri AS	2,088	43,016
Turk Telekomunikasyon AS	9,035	38,670
Turkcell Iletisim Hizmetleri AS (I)	13,561	61,503
Turkiye Garanti Bankasi AS	44,592	172,891
Turkiye Halk Bankasi AS	4,523	32,418
Turkiye Is Bankasi	31,745	81,749
Turkiye Vakiflar Bankasi Tao	22,351	44,628
Yapi ve Kredi Bankasi AS (I)	13,970	30,879

		846,286
Ukraine - 0.01%
Kernel Holding SA (I)	818	15,016
United Kingdom - 12.95%
3i Group PLC	19,182	55,800
Admiral Group PLC	4,748	93,088
Aggreko PLC	5,642	142,489
AMEC PLC	7,370	92,698
Anglo American PLC	25,589	882,453
Antofagasta PLC	8,358	118,671
ARM Holdings PLC	25,810	220,907
Associated British Foods PLC	7,931	136,025
AstraZeneca PLC	26,811	1,187,102
Autonomy Corp. PLC (I)	4,625	183,198
Aviva PLC	57,400	271,223
Babcock International Group PLC	6,504	66,112
BAE Systems PLC	64,062	264,109
Balfour Beatty PLC	12,644	49,954
Barclays PLC	223,746	549,257
BG Group PLC	65,323	1,243,900
BHP Billiton PLC	42,101	1,115,591
BP PLC	367,405	2,203,661
British American Tobacco PLC	38,539	1,633,473
British Land Company PLC	16,277	120,204
British Sky Broadcasting Group PLC	24,147	247,910
BT Group PLC	157,987	423,503
Bunzl PLC	6,738	80,030
Burberry Group PLC	9,232	167,113
Cairn Energy PLC (I)	29,660	128,543
Capital Shopping Centres Group PLC	12,534	63,675
Carnival PLC	3,504	108,427
Centrica PLC	98,032	450,647
Cobham PLC	20,632	55,963
Compass Group PLC	36,928	298,617
Diageo PLC	48,106	915,254
Enquest PLC (I)	3,012	4,204
Eurasian Natural Resources Corp.	3,860	34,377
G4S PLC	26,686	110,646
GKN PLC	29,822	80,624
GlaxoSmithKline PLC	100,246	2,069,727
Hammerson PLC	16,052	93,690
HSBC Holdings PLC	342,509	2,610,379
ICAP PLC	8,381	53,273
Imperial Tobacco Group PLC	19,444	656,634
Inmarsat PLC	10,139	77,034
Intercontinental Hotels Group PLC	5,311	86,217

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
International Consolidated
Airlines Group SA (I)	16,420	$38,661
International Personal Finance PLC	84	290
International Power PLC	32,378	153,380
Intertek Group PLC	3,381	96,938
Invensys PLC	13,036	45,304
Investec PLC	11,830	63,800
ITV PLC (I)	82,721	75,899
J Sainsbury PLC	26,564	112,854
Johnson Matthey PLC	4,395	107,578
Kazakhmys PLC	5,270	64,533
Kingfisher PLC	45,100	172,876
Ladbrokes PLC	215	397
Land Securities Group PLC	14,259	142,027
Legal & General Group PLC	112,130	167,816
Lloyds Banking Group PLC (I)	779,419	413,295
London Stock Exchange Group PLC	2,110	26,476
Lonmin PLC, ADR	3,285	53,433
Man Group PLC	30,604	79,149
Marks & Spencer Group PLC	30,655	149,026
National Grid PLC	69,935	693,411
Next PLC	3,484	136,373
Old Mutual PLC	100,589	162,635
Pearson PLC	15,729	276,853
Petrofac, Ltd.	5,495	101,663
Prudential PLC	48,505	415,163
Reckitt Benckiser Group PLC	11,791	596,117
Reed Elsevier PLC	26,202	199,610
Resolution, Ltd.	32,089	123,167
Rexam PLC	16,219	77,781
Rio Tinto PLC	27,941	1,234,011
Rolls-Royce Holdings PLC (I)	35,250	323,199
Royal Bank of Scotland Group PLC (I)	362,567	129,799
RSA Insurance Group PLC	66,188	113,531
SABMiller PLC	18,184	591,017
Schroders PLC	1,420	28,175
Scottish & Southern Energy PLC	19,708	394,138
Segro PLC	11,542	39,408
Serco Group PLC	8,934	70,786
Severn Trent PLC	5,025	120,248
Smith & Nephew PLC	18,840	169,383
Smiths Group PLC	8,293	127,767
Standard Chartered PLC	45,187	901,905
Standard Life PLC	50,131	155,255
Tesco PLC	154,652	904,630
The Capita Group PLC	12,986	141,936
The Sage Group PLC	29,291	116,136
The Weir Group PLC	4,214	100,968
TUI Travel PLC	6,959	16,036
Tullow Oil PLC	17,144	347,829
Unilever PLC	25,098	786,214
United Utilities Group PLC	12,980	125,715
Vedanta Resources PLC	2,400	40,869
Vodafone Group PLC	1,001,572	2,586,405
Whitbread PLC	3,789	92,837
WM Morrison Supermarket PLC	43,699	197,048

		34,048,152
United States - 0.12%
Brookfield Office Properties, Inc.	5,034	69,608
Sims Group, Ltd.	2,403	28,535
Southern Copper Corp.	264	6,597

218

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Synthes, Inc. (S)	1,295	$209,389

		314,129

TOTAL COMMON STOCKS (Cost $255,290,961)		$249,630,086

PREFERRED SECURITIES - 2.25%
Brazil - 1.86%
AES Tiete SA	$3,400	$42,494
Banco Bradesco SA	36,535	538,431
Banco do Estado do Rio Grande do Sul SA	4,032	34,310
Bradespar SA	4,600	80,954
Brasil Telecom SA	10,204	59,534
Braskem SA, A Shares	4,100	31,793
Centrais Eletricas Brasileiras SA	4,300	49,123
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,536	76,650
Cia Paranaense de Energia	1,700	30,650
Companhia de Bebidas das Americas	16,819	507,634
Companhia de Gas de Sao Paulo	600	10,977
Companhia de Transmissao de Energia
Eletrica Paulista	1,616	41,237
Companhia Energetica de Minas Gerais	9,429	139,059
Companhia Energetica de Sao Paulo	2,583	38,190
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	1,351	20,449
Gerdau SA	17,000	120,702
Investimentos Itau SA	53,101	269,141
Itau Unibanco Holding SA	45,953	709,977
Klabin SA	16,000	44,249
Lojas Americanas SA	5,911	44,641
Metalurgica Gerdau SA	5,500	49,025
Petroleo Brasileiro SA	72,951	741,053
Suzano Papel e Celulose SA	2,375	10,560
Tam SA	1,749	26,855
Tele Norte Leste Participacoes SA	7,300	69,108
Telecomunicacoes De Sao Paulo SA (I)	5,054	133,859
Telemar Norte Leste SA	1,600	32,932
Usinas Siderurgicas de Minas Gerais SA	10,150	56,789
Vale Fertilizantes SA	6,500	84,074
Vale SA	38,500	803,274

		4,897,724
Germany - 0.30%
Bayerische Motoren Werke (BMW) AG	1,201	55,997
Henkel AG & Company KGaA	3,446	183,106
Porsche Automobil Holding SE	3,290	157,493
RWE AG	824	28,270
Volkswagen AG	2,749	363,692

		788,558
Malaysia - 0.00%
Malaysian Airline System BHD (I)	2,300	648
South Korea - 0.09%
Hyundai Motor Company, Ltd. -2nd Preferred	560	31,877
Samsung Electronics Company, Ltd.	440	210,171

		242,048

TOTAL PREFERRED SECURITIES (Cost $4,594,523)		$5,928,978

RIGHTS - 0.01%
Banco Bilbao Vizcaya Argentaria SA
(Expiration Date: 10/20/2011, Strike Price:
EUR 0.49) (I)	91,953	$13,551
CaixaBank (Expiration Date: 10/13/2011,
Strike Price: EUR 1.00) (I)	15,741	1,286

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Daewoo Securities Company, Ltd. (Expiration
Date: 11/01/2011, Strike Price:
KRW 8,230.00) (I)	1,319	$2,486
Hong Leong Bank BHD (Expiration Date:
10/06/2011, Strike Price: MYR 1.00) (I)	1,360	366
Lojas Americanas SA (Expiration Date:
10/26/2011, Strike Price: BRL 1925.00) (I)	1	37

TOTAL RIGHTS (Cost $15,147)		$17,726

WARRANTS - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,210	1,064
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	605	1,409

TOTAL WARRANTS (Cost $2,883)		$2,473

SECURITIES LENDING COLLATERAL - 4.24%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	1,112,815	11,133,938

TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,134,393)		$11,133,938

SHORT-TERM INVESTMENTS - 1.09%
Money Market Funds - 1.09%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.050% (Y)	2,876,403	$2,876,403

TOTAL SHORT-TERM INVESTMENTS (Cost $2,876,403)		$2,876,403

Total Investments (International Equity Index Trust B)
(Cost $273,914,310) - 102.57%		$269,589,604
Other assets and liabilities, net - (2.57%)		(6,762,385)

TOTAL NET ASSETS - 100.00%		$262,827,219

International Growth Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.96%
Australia - 5.59%
BHP Billiton, Ltd.	98,303	$3,266,118
Brambles, Ltd.	342,122	2,110,720
CSL, Ltd.	54,053	1,541,831
QBE Insurance Group, Ltd.	123,713	1,517,906
WorleyParsons, Ltd.	114,247	2,850,774

		11,287,349
Belgium - 1.80%
Anheuser-Busch InBev NV	68,341	3,624,356
Brazil - 2.22%
Banco Bradesco SA, ADR	221,862	3,281,339
Petroleo Brasileiro SA, ADR	58,164	1,205,158

		4,486,497
Canada - 5.37%
Agrium, Inc.	24,855	1,654,391
Canadian National Railway Company	24,392	1,630,090
Canadian Natural Resources, Ltd.	47,793	1,403,369
Cenovus Energy, Inc.	60,468	1,862,107
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	4,747	1,820,114

219

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Suncor Energy, Inc.	96,759	$2,470,914

		10,840,985
China - 1.40%
Industrial & Commercial Bank of China	5,847,000	2,826,274
Denmark - 1.39%
Novo Nordisk A/S	28,191	2,802,525
France - 7.09%
BNP Paribas	41,286	1,634,197
Cap Gemini SA	48,226	1,607,134
Cie Generale des Etablissements Michelin	19,747	1,179,261
Danone SA	42,720	2,629,041
Eutelsat Communications	37,157	1,492,575
L’Oreal SA	13,188	1,290,467
Lafarge SA	26,890	925,723
Publicis Groupe SA	24,157	1,011,375
Schneider Electric SA	23,862	1,284,695
Total SA	28,360	1,250,411

		14,304,879
Germany - 5.32%
Adidas AG	47,583	2,870,983
Bayer AG	24,518	1,347,411
Bayerische Motoren Werke (BMW) AG	24,341	1,612,842
Fresenius Medical Care AG	34,322	2,325,282
SAP AG	50,777	2,588,370

		10,744,888
Hong Kong - 1.70%
China Mobile, Ltd.	167,000	1,629,716
Hutchison Whampoa, Ltd.	243,000	1,798,850

		3,428,566
India - 0.91%
Infosys, Ltd., ADR	36,116	1,844,444
Ireland - 1.83%
Shire PLC	67,391	2,101,376
WPP PLC	171,838	1,584,716

		3,686,092
Israel - 1.52%
Teva Pharmaceutical Industries, Ltd., ADR	82,196	3,059,335
Japan - 10.33%
Canon, Inc.	86,100	3,897,924
Denso Corp.	87,600	2,807,743
FANUC Corp.	13,100	1,803,592
Keyence Corp.	8,500	2,327,334
Komatsu, Ltd.	55,100	1,189,840
Nidec Corp.	26,900	2,163,949
Toyota Motor Corp.	82,100	2,806,542
Yamada Denki Company, Ltd.	55,150	3,850,440

		20,847,364
Mexico - 3.28%
America Movil SAB de CV, Series L, ADR	118,568	2,617,981
Fomento Economico Mexicano SAB
de CV, ADR	36,362	2,356,985
Grupo Televisa SA, ADR	89,542	1,646,677

		6,621,643
Netherlands - 4.16%
Koninklijke (Royal) KPN NV	26,302	346,254
Koninklijke Ahold NV	169,270	1,990,307
Royal Dutch Shell PLC, B Shares	87,100	2,705,308
Unilever NV	85,587	2,710,884

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Vimpelcom, Ltd., ADR	67,015	$638,653

		8,391,406
Russia - 0.87%
Gazprom OAO, ADR (London Exchange)	183,492	1,755,184
Singapore - 2.33%
Keppel Corp., Ltd.	393,200	2,303,182
United Overseas Bank, Ltd.	186,000	2,394,110

		4,697,292
South Korea - 2.97%
Hyundai Mobis	9,363	2,659,122
NHN Corp. (I)	17,680	3,333,165

		5,992,287
Sweden - 3.22%
Kinnevik Investment AB	54,009	1,000,784
Swedbank AB, Class A	146,692	1,616,456
Telefonaktiebolaget LM Ericsson, B Shares	241,759	2,316,442
Volvo AB, Series B	160,783	1,571,935

		6,505,617
Switzerland - 8.80%
ABB, Ltd. (I)	105,365	1,799,392
Informa PLC	312,000	1,586,507
Julius Baer Group, Ltd. (I)	58,573	1,951,920
Nestle SA	59,716	3,282,608
Novartis AG	69,282	3,866,597
Roche Holdings AG	19,674	3,165,187
Syngenta AG (I)	8,126	2,105,116

		17,757,327
Taiwan - 1.30%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,160,000	2,628,282
Turkey - 0.83%
Akbank AS	427,859	1,681,783
United Kingdom - 15.73%
BG Group PLC	154,497	2,941,978
British American Tobacco PLC	74,516	3,158,357
Centrica PLC	423,896	1,948,623
Compass Group PLC	483,390	3,908,923
Imperial Tobacco Group PLC	121,115	4,090,115
International Power PLC	293,240	1,389,130
Kingfisher PLC	518,751	1,988,460
Next PLC	65,308	2,556,320
Reed Elsevier PLC	384,407	2,928,466
Smith & Nephew PLC	208,331	1,873,019
Tesco PLC	460,439	2,693,316
Vodafone Group PLC	881,862	2,277,272

		31,753,979

TOTAL COMMON STOCKS (Cost $207,652,457)		$181,568,354

PREFERRED SECURITIES - 0.72%
Volkswagen AG	$11,045	$1,461,252

TOTAL PREFERRED SECURITIES (Cost $2,181,145)		$1,461,252

220

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 8.96%
Money Market Funds - 8.96%
State Street Institutional Liquid Reserves
Fund, 0.0927% (Y)	$18,090,521	$18,090,521

TOTAL SHORT-TERM INVESTMENTS (Cost $18,090,521)		$18,090,521

Total Investments (International Growth Stock Trust)
(Cost $227,924,123) - 99.64%		$201,120,127
Other assets and liabilities, net - 0.36%		718,033

TOTAL NET ASSETS - 100.00%		$201,838,160

International Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.34%
Australia - 7.88%
AGL Energy, Ltd.	89,008	$1,220,531
Alumina, Ltd.	460,910	644,451
Amcor, Ltd.	236,700	1,557,529
AMP, Ltd.	542,226	2,035,422
Asciano Group	552,661	760,699
Australia & New Zealand Banking Group, Ltd.	500,771	9,300,069
Australian Stock Exchange, Ltd.	33,086	960,572
Bendigo and Adelaide Bank, Ltd.	68,909	558,535
BHP Billiton, Ltd.	619,350	20,577,909
BlueScope Steel, Ltd.	347,947	240,072
Boral, Ltd.	136,842	455,248
Brambles, Ltd.	285,266	1,759,947
Caltex Australia, Ltd.	25,506	262,867
CFS Gandel Retail Trust	348,715	584,899
Coca-Cola Amatil, Ltd.	109,639	1,254,462
Cochlear, Ltd.	10,713	476,034
Commonwealth Bank of Australia	300,573	13,069,052
Computershare, Ltd.	83,965	597,885
Crown, Ltd.	85,471	651,277
CSL, Ltd.	102,289	2,917,735
Dexus Property Group	914,169	721,057
Echo Entertainment Group, Ltd. (I)	129,386	451,888
Fortescue Metals Group, Ltd.	235,189	974,970
Foster’s Group, Ltd.	373,305	1,895,138
Goodman Group	1,355,398	741,591
GPT Group	332,998	995,164
Harvey Norman Holding, Ltd.	100,788	207,163
Iluka Resources, Ltd.	79,088	924,673
Incitec Pivot, Ltd.	307,660	953,792
John Fairfax Holdings, Ltd. (L)	422,083	331,997
Leighton Holdings, Ltd. (L)	28,546	500,436
Lend Lease Corp.	101,496	680,026
Lynas Corp., Ltd. (I)	319,298	322,682
MacArthur Coal, Ltd.	31,116	476,052
Macquarie Airports, Ltd.	70,607	218,738
Macquarie Group, Ltd.	66,885	1,430,758
Metcash, Ltd.	145,239	570,554
Mirvac Group	645,280	704,073
National Australia Bank, Ltd.	418,435	8,890,024
Newcrest Mining, Ltd.	147,606	4,864,299
NRMA Insurance Group, Ltd.	392,674	1,135,422
OneSteel, Ltd.	252,134	295,723
Orica, Ltd.	70,055	1,569,186
Origin Energy, Ltd.	205,286	2,627,905
Oxiana, Ltd.	61,502	547,298
Paladin Resources, Ltd. (I)	124,874	142,969

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Qantas Airways, Ltd. (I)	210,253	$281,504
QBE Insurance Group, Ltd.	210,759	2,585,924
QR National, Ltd.	322,652	975,340
Ramsay Health Care, Ltd.	24,812	452,968
Rio Tinto, Ltd.	84,036	4,920,103
Santos, Ltd.	168,626	1,823,482
Sonic Healthcare, Ltd.	69,705	762,738
SP Ausnet	264,035	236,894
Stockland	450,151	1,252,120
Suncorp-Metway, Ltd.	248,050	1,886,033
TABCORP Holdings, Ltd.	129,386	320,190
Tattersall’s, Ltd.	245,816	525,989
Telstra Corp., Ltd.	839,814	2,503,002
Toll Holdings, Ltd.	126,797	531,707
Transurban Group, Ltd.	245,386	1,275,655
Wesfarmers, Ltd.	193,931	5,860,178
Wesfarmers, Ltd. (Price Protected Shares)	28,695	881,379
Westfield Group	423,017	3,131,911
Westfield Retail Trust	559,852	1,298,722
Westpac Banking Corp.	580,399	11,155,313
Woodside Petroleum, Ltd.	122,391	3,788,979
Woolworths, Ltd.	234,595	5,605,631
WorleyParsons, Ltd.	36,411	908,554

		146,023,089
Austria - 0.24%
OMV AG	31,568	944,044
Erste Group Bank AG	35,711	910,236
Immoeast AG (I)	77,994	0
IMMOFINANZ AG (I)(L)	177,501	503,950
Oesterreichische Elektrizitaets AG, Class A	12,860	371,756
Raiffeisen Bank International AG (L)	9,268	270,837
Telekom Austria AG	62,748	633,036
Voestalpine AG	20,754	601,534
Wiener Staedtische Allgemeine
Versicherung AG	7,252	275,413

		4,510,806
Belgium - 0.91%
Ageas	417,966	718,983
Anheuser-Busch InBev NV	154,809	8,210,048
Bekaert SA (I)(L)	7,352	300,201
Belgacom SA	28,735	866,114
Colruyt SA (L)	14,329	594,842
Delhaize Group SA	19,183	1,120,046
Dexia SA (I)(L)	110,974	210,570
Groupe Bruxelles Lambert SA	15,241	1,072,534
KBC Bancassurance Holding NV	30,422	700,206
Mobistar SA (I)	5,669	323,729
Solvay SA	11,200	1,053,596
UCB SA	19,050	811,192
Umicore SA	21,534	780,649

		16,762,710
Bermuda - 0.09%
Seadrill, Ltd.	63,340	1,754,087
China - 0.02%
Foxconn International Holdings, Ltd. (I)	408,000	206,633
Yangzijiang Shipbuilding Holdings, Ltd.	362,000	241,283

		447,916
Cyprus - 0.01%
Bank of Cyprus PCL	160,601	249,762
Denmark - 0.95%
A P Moller Maersk A/S	104	583,638

221

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
A P Moller Maersk A/S, Series A	255	$1,500,970
Carlsberg A/S	20,633	1,223,865
Coloplast A/S	4,301	620,760
Danske Bank A/S (I)	125,757	1,762,657
DSV A/S, ADR	39,505	712,082
Novo Nordisk A/S	82,018	8,153,576
Novozymes A/S, Class B	8,710	1,239,061
Pandora A/S (L)	11,107	73,996
TDC A/S	70,128	572,171
TrygVesta A/S	4,862	255,527
Vestas Wind Systems A/S (I)	38,475	623,882
William Demant Holdings A/S (I)	4,429	332,393

		17,654,578
Finland - 0.85%
Elisa OYJ, Class A	26,704	545,313
Fortum OYJ	85,644	2,011,286
Kesko OYJ	12,638	388,405
Kone OYJ	30,027	1,424,743
Metso OYJ	24,139	703,349
Neste Oil OYJ	24,304	210,289
Nokia OYJ	722,247	4,091,108
Nokian Renkaat OYJ	20,687	616,765
Orion OYJ, Series B	17,661	355,513
Outokumpu OYJ (L)	24,287	159,147
Pohjola Bank OYJ	26,238	275,760
Rautaruukki OYJ	15,906	159,546
Sampo OYJ	81,013	2,029,033
Sanoma OYJ (L)	15,373	180,694
Stora Enso OYJ, Series R (L)	109,888	641,657
UPM-Kymmene OYJ	98,210	1,105,528
Wartsila OYJ	31,667	751,990

		15,650,126
France - 8.23%
Accor SA	27,858	741,498
Aeroports de Paris	6,543	491,457
Air France KLM (I)	25,610	187,319
Air Liquide SA	54,681	6,394,216
Alcatel-Lucent (I)	447,493	1,279,480
Alstom SA	39,748	1,314,891
Arkema	10,455	607,162
Atos Origin SA	9,245	399,828
AXA SA	335,641	4,358,001
BioMerieux SA	1	87
BNP Paribas	184,930	7,319,966
Bouygues SA (L)	45,888	1,518,547
Bureau Veritas SA	10,302	740,887
Cap Gemini SA	27,952	931,502
Carrefour SA	111,366	2,533,477
Casino Guichard Perrachon SA	10,471	815,682
Christian Dior SA	10,297	1,151,935
Cie de Saint-Gobain SA	76,783	2,932,698
Cie Generale d’Optique
Essilor International SA	38,781	2,794,818
Cie Generale de Geophysique-Veritas (I)	27,187	477,391
Cie Generale des Etablissements Michelin	34,064	2,034,250
CNP Assurances SA	28,062	414,368
Credit Agricole SA (L)	185,240	1,273,388
Danone SA	112,625	6,931,080
Dassault Systemes SA	11,652	822,743
Edenred	29,867	710,090
EDF SA	45,396	1,319,108
Eiffage SA	7,677	236,691
Eramet	1,008	139,357

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Eurazeo	5,481	$230,330
Eutelsat Communications	18,707	751,449
Fonciere Des Regions	5,187	361,841
France Telecom SA	357,560	5,863,184
GDF Suez	238,765	7,132,703
Gecina SA	4,140	362,577
Groupe Eurotunnel SA	99,297	840,125
ICADE	4,411	344,446
Iliad SA	3,609	403,873
Imerys SA	6,416	321,874
JCDecaux SA (I)	12,598	312,496
Klepierre SA	19,701	552,519
L’Oreal SA	46,364	4,536,793
Lafarge SA	38,665	1,331,093
Lagardere SCA	22,294	546,945
Legrand SA, ADR	37,280	1,162,205
LVMH Moet Hennessy Louis Vuitton SA	48,876	6,481,289
M6-Metropole Television SA	10,964	178,309
Natixis	164,792	521,608
Neopost SA	6,093	447,763
Pernod-Ricard SA	38,217	2,996,529
Peugeot SA	28,737	611,416
PPR	14,674	1,892,957
Publicis Groupe SA	23,529	985,083
Renault SA	36,308	1,203,425
Safran SA	31,508	967,912
Sanofi	215,030	14,118,668
Schneider Electric SA	94,412	5,083,004
SCOR SE	31,920	688,148
Societe BIC SA	5,446	463,380
Societe Generale	122,355	3,205,883
Societe Television Francaise	22,281	276,847
Sodexo	17,807	1,173,371
Suez Environnement SA	50,872	709,037
Technip SA	19,137	1,531,494
Thales SA	18,804	587,613
Total SA	409,378	18,049,750
Unibail-Rodamco SE	17,698	3,154,174
Vallourec SA	21,613	1,238,777
Veolia Environnement SA	66,014	964,102
Vinci SA	85,772	3,683,010
Vivendi SA	238,704	4,873,763
Wendel SA	6,200	388,716

		152,402,398
Germany - 6.89%
Adidas AG	40,355	2,434,872
Allianz SE	87,545	8,238,052
Axel Springer AG	7,476	251,721
BASF SE	177,140	10,747,975
Bayer AG	159,488	8,764,819
Bayerische Motoren Werke (BMW) AG	63,855	4,231,050
Beiersdorf AG	19,041	1,019,697
Brenntag AG	6,323	549,815
Celesio AG	16,068	212,100
Commerzbank AG (I)	690,149	1,737,356
Continental AG (I)	15,111	868,364
Daimler AG	174,692	7,737,860
Deutsche Bank AG	179,259	6,245,741
Deutsche Boerse AG (I)	785	39,419
Deutsche Boerse AG (L)	36,834	1,854,585
Deutsche Lufthansa AG	43,251	557,938
Deutsche Post AG	163,250	2,086,449
Deutsche Telekom AG	541,679	6,371,907
E.ON AG	347,327	7,574,830

222

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Fraport AG, ADR	6,941	$405,049
Fresenius Medical Care AG	40,279	2,728,863
Fresenius SE & Company KGaA	21,928	1,946,098
GEA Group AG	32,985	770,709
Hannover Rueckversicherung AG	11,395	515,569
HeidelbergCement AG	26,562	959,996
Henkel AG & Company, KGaA	24,546	1,074,058
Hochtief AG	8,000	497,187
Infineon Technologies AG	209,592	1,543,531
K&S AG	33,225	1,746,911
Kabel Deutschland Holding AG (I)	17,351	935,300
Lanxess AG	15,717	755,510
Linde AG	32,607	4,348,880
MAN SE	12,237	946,354
Merck KGaA	12,206	998,762
Metro AG	24,488	1,030,319
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	36,353	4,506,138
RWE AG	80,770	2,974,171
Salzgitter AG	7,378	353,976
SAP AG	177,445	9,045,301
Siemens AG	158,681	14,335,587
Suedzucker AG	12,522	355,307
ThyssenKrupp AG	74,418	1,826,586
TUI AG (I)	28,519	145,895
United Internet AG	21,253	358,642
Volkswagen AG	5,573	690,674
Wacker Chemie AG (L)	2,956	262,558

		127,582,481
Greece - 0.13%
Alpha Bank AE (I)	96,276	171,004
Coca Cola Hellenic Bottling Company S.A. (I)	34,578	611,658
EFG Eurobank Ergasias SA (I)	61,278	76,115
Hellenic Telecommunications Organization SA	46,476	198,646
National Bank of Greece SA (I)	180,595	660,299
OPAP SA	42,178	427,949
Public Power Corp. SA	22,000	175,994

		2,321,665
Hong Kong - 2.48%
AIA Group, Ltd.	1,626,000	4,622,839
ASM Pacific Technology, Ltd.	37,400	365,390
Bank of East Asia, Ltd.	297,800	899,791
BOC Hong Kong Holdings, Ltd.	713,672	1,500,738
Cathay Pacific Airways, Ltd.	223,218	361,654
Cheung Kong Holdings, Ltd.	268,000	2,868,994
Cheung Kong Infrastructure Holdings, Ltd.	85,228	497,402
CLP Holdings, Ltd.	371,000	3,320,901
Esprit Holdings, Ltd.	231,379	282,190
Galaxy Entertainment Group, Ltd. (I)	234,000	328,734
Hang Lung Group, Ltd.	166,000	844,124
Hang Lung Properties, Ltd.	474,674	1,403,327
Hang Seng Bank, Ltd.	147,481	1,728,186
Henderson Land Development Company, Ltd.	181,489	806,253
Hong Kong & China Gas Company, Ltd.	914,303	2,065,533
Hong Kong Exchanges & Clearing, Ltd.	197,700	2,836,870
Hopewell Holdings, Ltd.	107,500	305,617
Hutchison Whampoa, Ltd.	411,000	3,042,500
Hysan Development Company, Ltd.	119,000	352,655
Kerry Properties, Ltd.	135,703	426,774
Li & Fung, Ltd.	1,094,000	1,804,279
Lifestyle International Holdings, Ltd.	111,500	278,343
MTR Corp., Ltd.	272,733	817,968
New World Development Company, Ltd.	449,815	423,096

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Noble Group, Ltd.	718,818	$717,961
NWS Holdings, Ltd.	251,000	333,753
Orient Overseas International, Ltd.	41,500	166,097
PCCW, Ltd.	758,000	280,396
Power Assets Holdings, Ltd.	267,418	2,046,292
Shangri-La Asia, Ltd.	266,000	500,508
Sino Land Company, Ltd.	496,316	660,284
SJM Holdings, Ltd.	310,000	539,607
Sun Hung Kai Properties, Ltd.	273,000	3,093,094
Swire Pacific, Ltd.	139,837	1,444,800
The Link REIT	430,747	1,358,423
Wharf Holdings, Ltd.	292,373	1,424,903
Wheelock and Company, Ltd.	173,000	505,736
Wing Hang Bank, Ltd.	33,564	272,092
Yue Yuen Industrial Holdings, Ltd.	139,933	358,507

		45,886,611
Ireland - 0.68%
CRH PLC	133,947	2,065,963
CRH PLC (London Exchange)	4,229	65,991
Elan Corp. PLC (I)	94,274	998,518
Experian PLC	193,455	2,176,410
James Hardie Industries, Ltd. (I)	82,733	451,267
Kerry Group PLC	26,523	928,584
Kerry Group PLC - London Exchange	1,000	35,092
Ryanair Holdings PLC, ADR	12,022	309,567
Shire PLC	108,455	3,381,827
WPP PLC	244,110	2,251,219

		12,664,438
Israel - 0.63%
Bank Hapoalim, Ltd.	200,299	695,379
Bank Leumi Le-Israel, Ltd.	222,649	688,368
Bezek Israeli Telecommunications Corp., Ltd.	329,423	617,581
Cellcom Israel, Ltd.	10,334	211,050
Delek Group, Ltd.	860	131,351
Elbit Systems, Ltd.	4,454	173,784
Israel Chemicals, Ltd.	83,918	957,357
Israel Corp., Ltd.	436	281,877
Israel Discount Bank, Ltd. (I)	149,302	218,805
Makhteshim-Agan Industries, Ltd.	43,589	238,390
Mizrahi Tefahot Bank, Ltd.	23,339	192,305
Nice Systems, Ltd. (I)	11,401	340,856
Partner Communications Company, Ltd.	16,174	154,210
Teva Pharmaceutical Industries, Ltd.	181,278	6,712,098

		11,613,411
Italy - 2.14%
A2A SpA	208,082	258,825
Assicurazioni Generali SpA	225,213	3,557,583
Autogrill SpA	21,733	218,423
Autostrade SpA	59,526	853,714
Banca Carige SpA (L)	122,086	236,542
Banca Intesa SpA	176,964	226,730
Banca Monte dei Paschi di Siena SpA	827,600	460,512
Banche Popolari Unite SpA	153,145	565,476
Banco Popolare Societa Cooperativa	333,096	548,571
Beni Stabili SpA	52	27
BGP Holdings PLC (I)	1,690,087	2
Enel Green Power SpA	330,605	752,957
Enel SpA	1,269,493	5,616,698
Eni SpA	463,488	8,143,687
Exor SpA	12,112	236,337
Fiat Industrial SpA (I)	144,413	1,076,794
Fiat SpA	144,419	780,517
Finmeccanica SpA	76,451	527,703

223

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Intesa Sanpaolo SpA	1,943,267	$3,036,377
Luxottica Group SpA	22,073	559,188
Mediaset SpA	133,874	420,313
Mediobanca SpA	97,603	768,696
Parmalat SpA	67,198	141,557
Pirelli & Company SpA	44,938	318,893
Prysmian SpA	38,535	505,439
Saipem SpA	51,058	1,790,242
Snam Rete Gas SpA	309,949	1,430,765
Telecom Italia SpA	1,810,249	1,965,661
Telecom Italia SpA, RSP	1,138,300	1,105,894
Terna Rete Elettrica Nazionale SpA	227,177	842,693
UniCredit SpA	2,601,938	2,768,911

		39,715,727
Japan - 21.77%
ABC-MART, Inc.	5,000	191,987
Advantest Corp.	28,300	305,142
AEON Company, Ltd.	113,400	1,530,751
AEON Credit Service Company, Ltd.	14,900	228,551
Aeon Mall Company, Ltd.	13,700	311,495
Air Water, Inc.	28,000	345,548
Aisin Seiki Company, Ltd.	36,200	1,202,671
Ajinomoto Company, Inc.	126,000	1,490,129
Alfresa Holdings Corp.	7,376	308,676
All Nippon Airways Company, Ltd.	157,000	490,658
Amada Company, Ltd.	67,000	436,513
Aozora Bank, Ltd.	109,000	249,844
Asahi Breweries, Ltd.	74,600	1,579,769
Asahi Glass Company, Ltd.	195,000	1,901,230
Asahi Kasei Corp.	243,000	1,458,450
Asics Corp.	28,000	379,716
Astellas Pharma, Inc.	85,700	3,233,064
Bank of Kyoto, Ltd.	61,000	542,553
Benesse Holdings, Inc.	13,100	577,115
Bridgestone Corp.	125,500	2,845,638
Brother Industries, Ltd.	44,600	522,751
Canon, Inc.	218,600	9,896,470
Casio Computer Company, Ltd.	44,800	283,634
Central Japan Railway Company, Ltd.	290	2,526,792
Chiba Bank, Ltd.	144,000	996,475
Chiyoda Corp.	30,000	292,872
Chubu Electric Power Company, Inc.	131,600	2,474,636
Chugai Pharmaceutical Company, Ltd.	42,300	716,800
Chugoku Bank, Ltd.	33,000	485,843
Chugoku Electric Power Company, Inc.	56,200	990,341
Chuo Mitsui Trust Holdings, Inc.	601,000	1,986,790
Citizen Watch Company, Ltd.	49,600	247,187
Coca-Cola West Japan Company, Ltd.	11,523	220,709
Cosmo Oil Company, Ltd.	112,000	277,751
Credit Saison Company, Ltd.	28,000	538,843
Dai Nippon Printing Company, Ltd.	106,000	1,096,242
Daicel Chemical Industries, Ltd.	55,466	315,235
Daido Steel Company, Ltd.	53,000	315,402
Daihatsu Motor Company, Ltd.	36,000	650,777
Daiichi Sankyo Company, Ltd.	129,900	2,704,779
Daikin Industries, Ltd.	44,300	1,267,259
Dainippon Sumitomo Pharma Company, Ltd.	30,300	333,434
Daito Trust Construction Company, Ltd.	13,700	1,256,219
Daiwa House Industry Company, Ltd.	91,000	1,171,182
Daiwa Securities Group, Inc.	314,000	1,171,645
Dena Company, Ltd.	18,500	773,951
Denki Kagaku Kogyo Kabushiki Kaisha	91,000	346,049
Denso Corp.	93,800	3,006,464
Dentsu, Inc.	34,200	1,081,614

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
East Japan Railway Company	65,600	$3,983,203
Eisai Company, Ltd.	48,600	1,958,741
Electric Power Development Company, Ltd.	22,000	648,295
Elpida Memory, Inc. (I)	49,800	311,734
FamilyMart Company, Ltd.	12,000	458,362
FANUC Corp.	37,000	5,094,114
Fast Retailing Company, Ltd.	10,200	1,826,451
Fuji Electric Company, Ltd.	106,000	273,666
Fuji Heavy Industries, Ltd.	111,000	648,405
FUJIFILM Holdings Corp.	89,300	2,072,686
Fujitsu, Ltd.	359,000	1,691,201
Fukuoka Financial Group, Inc.	146,000	611,054
Furukawa Electric Company, Ltd.	119,638	325,103
Gree, Inc.	17,300	518,985
GS Yuasa Corp.	66,000	308,112
Gunma Bank	73,000	406,453
Hakuhodo DY Holdings, Inc.	4,400	255,260
Hamamatsu Photonics KK	12,700	510,906
Hino Motors, Ltd.	49,000	291,241
Hirose Electric Company, Ltd.	6,000	557,573
Hisamitsu Pharmaceutical Company, Inc.	11,700	561,861
Hitachi Chemical, Ltd.	19,800	325,311
Hitachi Construction
Machinery Company, Ltd. (L)	20,300	339,177
Hitachi High-Technologies Corp.	11,700	234,135
Hitachi Metals, Ltd.	31,000	355,529
Hitachi, Ltd.	872,000	4,337,091
Hokkaido Electric Power Company, Inc.	34,700	510,869
Hokuhoku Financial Group, Inc.	238,000	518,628
Hokuriku Electric Power Company	33,400	618,698
Honda Motor Company, Ltd.	314,400	9,218,203
Hoya Corp.	83,900	1,933,528
Ibiden Company, Ltd.	22,800	478,859
Idemitsu Kosan Company, Ltd.	4,200	376,546
Inpex Corp.	423	2,606,698
Isetan Mitsukoshi Holdings, Ltd.	70,800	714,495
Ishikawajima-Harima Heavy
Industries Company, Ltd.	249,000	549,515
Isuzu Motors, Ltd.	224,000	959,087
ITO EN, Ltd.	294	5,376
ITOCHU Corp.	290,300	2,772,689
Itochu Techno-Science Corp.	5,500	247,489
Iyo Bank, Ltd.	46,000	468,565
J Front Retailing Company, Ltd.	91,000	432,315
Japan Petroleum Exploration Company, Ltd.	5,400	196,633
Japan Prime Realty Investment Corp.	128	327,445
Japan Real Estate Investment Corp.	88	858,427
Japan Retail Fund Investment Corp.	304	489,373
Japan Tobacco, Inc.	868	4,049,634
JFE Holdings, Inc.	88,900	1,792,742
JGC Corp.	39,000	957,627
Joyo Bank, Ltd.	123,000	571,709
JS Group Corp.	50,300	1,408,928
JSR Corp.	33,800	581,003
Jupiter Telecommunications Company, Ltd.	328	352,659
JX Holdings, Inc.	433,100	2,430,824
Kajima Corp.	160,000	526,432
Kamigumi Company, Ltd.	47,000	420,233
Kaneka Corp.	53,171	299,977
Kansai Electric Power Company, Ltd.	144,800	2,489,980
Kansai Paint Company, Ltd.	41,000	392,578
Kao Corp.	102,000	2,837,286
Kawasaki Heavy Industries, Ltd.	268,000	682,100
Kawasaki Kisen Kaisha, Ltd.	137,000	284,613
KDDI Corp.	562	3,859,863

224

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Keihin Electric Express
Railway Company, Ltd. (L)	89,000	$821,338
Keio Corp.	109,000	779,293
Keisei Electric Railway Company, Ltd.	52,000	352,849
Keyence Corp.	8,000	2,190,432
Kikkoman Corp.	30,000	342,457
Kinden Corp.	25,409	218,909
Kintetsu Corp. (L)	307,000	1,155,352
Kirin Holdings Company, Ltd.	158,000	2,062,685
Kobe Steel, Ltd.	471,000	788,704
Koito Manufacturing Company, Ltd.	18,000	283,411
Komatsu, Ltd.	183,000	3,951,738
Konami Corp.	17,600	590,926
Konica Minolta Holdings, Inc.	90,500	619,985
Koyo Seiko Company, Ltd.	42,000	501,588
Kubota Corp.	223,000	1,781,816
Kuraray Company, Ltd.	65,100	887,502
Kurita Water Industries, Ltd.	21,300	595,782
Kyocera Corp.	29,500	2,464,294
Kyowa Hakko Kogyo Company, Ltd.	49,000	545,584
Kyushu Electric Power Company, Inc.	76,100	1,226,166
Lawson, Inc.	11,400	644,336
Mabuchi Motor Company, Ltd.	4,700	217,208
Makita Corp.	21,200	755,112
Marubeni Corp.	318,000	1,778,310
Marui Company, Ltd.	42,300	317,864
Maruichi Steel Tube, Ltd.	8,900	209,631
Matsushita Electric Industrial Company, Ltd.	425,800	4,115,429
Mazda Motor Corp. (I)(L)	286,000	575,759
McDonald’s Holdings Company, Ltd.	12,600	334,867
Mediceo Holdings Company, Ltd.	27,810	281,039
MEIJI Holdings Company, Ltd.	13,000	615,762
Minebea Company, Ltd.	64,000	214,782
Miraca Holdings, Inc.	10,500	461,589
Mitsubishi Chemical Holdings Corp.	261,500	1,769,311
Mitsubishi Corp.	270,800	5,514,755
Mitsubishi Electric Corp.	373,000	3,303,440
Mitsubishi Estate Company, Ltd.	241,000	3,900,385
Mitsubishi Gas & Chemicals Company, Inc.	73,171	449,843
Mitsubishi Heavy Industries, Ltd.	585,000	2,460,046
Mitsubishi Logistics Corp.	22,057	237,430
Mitsubishi Materials Corp.	211,000	513,665
Mitsubishi Motors Corp. (I)	732,000	966,970
Mitsubishi Tanabe Pharma Corp.	42,400	786,003
Mitsubishi UFJ Financial Group	2,456,100	11,039,113
Mitsubishi UFJ Lease &
Finance Company, Ltd.	11,040	440,946
Mitsui & Company, Ltd.	335,100	4,850,249
Mitsui Chemicals, Inc.	154,000	513,145
Mitsui Engineering &
Shipbuilding Company, Ltd.	133,000	222,831
Mitsui Fudosan Company, Ltd.	161,000	2,548,178
Mitsui O.S.K. Lines, Ltd.	216,000	827,831
Mizuho Financial Group, Inc. (L)	4,305,400	6,218,455
MS&AD Insurance Group Holdings	109,900	2,381,945
Murata Manufacturing Company, Ltd.	39,100	2,109,595
Nabtesco Corp.	18,000	341,060
Namco Bandai Holdings, Inc.	37,800	510,662
NEC Corp. (I)	492,000	999,440
NGK Insulators, Ltd.	48,000	722,870
NGK Spark Plug Company, Ltd.	30,000	406,153
NHK Spring Company, Ltd.	28,000	246,990
Nidec Corp.	21,000	1,689,328
Nikon Corp.	64,400	1,513,253
Nintendo Company, Ltd.	19,100	2,782,072

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Building Fund, Inc.	104	$1,075,008
Nippon Electric Glass Company, Ltd.	75,000	679,509
Nippon Express Company, Ltd.	161,000	685,718
Nippon Meat Packers, Inc.	32,762	425,556
Nippon Paper Group, Inc.	18,700	497,199
Nippon Sheet Glass Company, Ltd.	171,000	381,930
Nippon Steel Corp.	984,000	2,816,615
Nippon Telegraph & Telephone Corp.	92,200	4,431,197
Nippon Yusen Kabushiki Kaisha	289,000	780,190
Nishi-Nippon City Bank, Ltd.	128,000	393,172
Nissan Motor Company, Ltd.	479,500	4,237,464
Nisshin Seifun Group, Inc.	35,500	463,157
Nisshin Steel Company	132,000	235,865
Nissin Food Products Company, Ltd.	11,100	447,241
Nitori Holdings Company, Ltd.	7,000	704,268
Nitto Denko Corp.	31,200	1,229,066
NKSJ Holdings, Inc.	72,000	1,590,605
NOK Corp.	19,700	354,234
Nomura Holdings, Inc.	681,300	2,482,596
Nomura Real Estate Holdings, Inc.	18,000	271,475
Nomura Real Estate Office Fund, Inc.	52	316,892
Nomura Research Institute, Ltd.	19,100	434,159
NSK, Ltd.	83,285	611,304
NTN Corp.	91,000	426,580
NTT Data Corp.	238	734,298
NTT DoCoMo, Inc.	2,946	5,370,263
NTT Urban Development Corp.	218	158,252
Obayashi Corp.	123,000	609,610
Odakyu Electric Railway Company, Ltd.	118,000	1,121,256
OJI Paper Company, Ltd.	161,000	883,763
Olympus Corp. (L)	41,000	1,265,627
Omron Corp.	38,400	752,114
Ono Pharmaceutical Company, Ltd.	16,000	952,754
Oracle Corp. Japan	7,200	253,255
Oriental Land Company, Ltd.	9,400	1,003,082
ORIX Corp.	20,200	1,574,184
Osaka Gas Company, Ltd.	367,000	1,525,516
Otsuka Corp.	3,000	206,549
Otsuka Holdings Company, Ltd.	47,400	1,296,302
Rakuten, Inc.	1,399	1,633,707
Resona Holdings, Inc.	363,700	1,722,008
Ricoh Company, Ltd. (L)	127,000	1,062,479
Rinnai Corp.	6,100	509,862
Rohm Company, Ltd.	18,500	961,520
Sankyo Company, Ltd.	10,100	544,873
Santen Pharmaceutical Company, Ltd.	14,000	585,092
SBI Holdings, Inc.	4,331	374,117
Secom Company, Ltd.	40,500	1,947,186
SEGA SAMMY HOLDINGS, INC.	40,200	938,924
Seiko Epson Corp.	24,622	312,022
Sekisui Chemical Company, Ltd.	82,000	688,238
Sekisui House, Ltd.	109,000	1,027,330
Seven & I Holdings Company, Ltd.	145,300	4,078,868
Seven Bank, Ltd.	104	202,417
Sharp Corp.	193,000	1,620,431
Shikoku Electric Power Company, Inc.	35,200	968,227
Shimadzu Corp.	45,000	379,030
Shimamura Company, Ltd.	4,200	440,184
Shimano, Inc.	14,200	750,930
Shimizu Corp.	112,000	493,634
Shin-Etsu Chemical Company, Ltd.	79,200	3,883,232
Shinsei Bank, Ltd.	261,000	293,067
Shionogi & Company, Ltd.	56,400	834,718
Shiseido Company, Ltd.	68,000	1,316,997
Shizuoka Bank, Ltd.	113,000	1,182,373

225

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Showa Denko KK	283,161	$557,517
Showa Shell Sekiyu KK	35,755	254,753
SMC Corp.	10,400	1,518,666
Softbank Corp.	167,000	4,888,576
Sojitz Corp.	237,500	433,971
Sony Corp.	193,800	3,719,274
Sony Financial Holdings, Inc.	33,000	499,054
Square Enix Company, Ltd.	12,000	215,654
Stanley Electric Company, Ltd.	27,500	415,383
Sumco Corp. (I)	22,000	205,582
Sumitomo Chemical Company, Ltd.	297,000	1,142,294
Sumitomo Corp.	217,000	2,683,074
Sumitomo Electric Industries, Ltd.	145,500	1,702,510
Sumitomo Heavy Industries, Ltd.	103,990	533,277
Sumitomo Metal Industries, Ltd.	635,000	1,314,991
Sumitomo Metal Mining Company, Ltd.	101,000	1,338,758
Sumitomo Mitsui Financial Group	259,100	7,312,346
Sumitomo Realty &
Development Company, Ltd.	69,000	1,325,884
Sumitomo Rubber Industries, Inc.	32,400	414,528
Suruga Bank, Ltd.	34,000	330,594
Suzuken Company, Ltd.	13,300	356,982
Suzuki Motor Corp.	63,600	1,399,050
Sysmex Corp.	13,600	488,512
T&D Holdings, Inc.	109,400	1,029,662
Taisei Corp.	194,000	535,084
Taisho Pharmaceuticals Company, Ltd.	23,000	564,787
Taiyo Nippon Sanso Corp.	49,000	340,496
Takashimaya Company, Ltd.	49,819	362,401
Takeda Pharmaceutical Company, Ltd.	152,300	7,231,192
TDK Corp.	23,300	810,833
Teijin, Ltd.	177,000	634,706
Terumo Corp.	32,500	1,690,369
The Bank of Yokohama, Ltd.	231,000	1,157,288
The Dai-ichi Life Insurance Company, Ltd.	1,736	1,793,548
The Hachijuni Bank, Ltd.	80,000	489,760
The Hiroshima Bank, Ltd.	95,000	469,636
The Japan Steel Works, Ltd.	60,000	357,660
The Tokyo Electric Power Company, Inc. (I)	273,200	838,259
THK Company, Ltd.	22,800	380,384
Tobu Railway Company, Ltd.	197,000	928,230
Toho Company, Ltd.	21,433	374,314
Toho Gas Company, Ltd.	78,000	512,072
Tohoku Electric Power Company, Inc.	85,500	1,183,586
Tokio Marine Holdings, Inc.	139,700	3,541,194
Tokyo Electron, Ltd.	33,100	1,499,394
Tokyo Gas Company, Ltd.	492,000	2,291,754
Tokyu Corp.	215,000	1,079,434
Tokyu Land Corp.	81,000	290,892
TonenGeneral Sekiyu KK	53,000	607,828
Toppan Printing Company, Ltd.	106,000	772,337
Toray Industries, Inc.	283,000	1,983,225
Toshiba Corp.	776,000	3,164,321
Tosoh Corp.	96,228	300,658
Toto, Ltd.	56,000	494,717
Toyo Seikan Kaisha, Ltd.	28,600	433,143
Toyo Suisan Kaisha, Ltd.	17,000	465,857
Toyoda Gosei Company, Ltd.	12,234	231,514
Toyota Boshoku Corp.	12,400	177,404
Toyota Industries Corp.	33,900	986,013
Toyota Motor Corp.	532,000	18,186,121
Toyota Tsusho Corp.	40,100	685,180
Trend Micro, Inc.	19,900	621,154
Tsumura & Company, Ltd.	11,400	363,296
Ube Industries, Ltd.	191,000	633,284

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Unicharm Corp.	21,500	$1,031,967
Ushio, Inc.	19,900	302,283
USS Company, Ltd.	4,163	354,106
West Japan Railway Company, Ltd.	32,100	1,376,592
Yahoo! Japan Corp.	2,746	853,129
Yakult Honsha Company, Ltd.	18,257	568,006
Yamada Denki Company, Ltd.	15,520	1,083,569
Yamaguchi Financial Group, Inc.	40,000	403,394
Yamaha Corp.	29,800	321,648
Yamaha Motor Company, Ltd. (I)	52,900	692,821
Yamato Kogyo Company, Ltd.	7,900	206,638
Yamato Transport Company, Ltd.	75,100	1,366,839
Yamazaki Baking Company, Ltd.	23,000	349,165
Yaskawa Electric Corp.	41,000	309,266
Yokogawa Electric Corp. (I)	40,814	384,653

		403,209,968
Jersey, C.I. - 0.09%
Randgold Resources, Ltd.	17,560	1,708,957
Luxembourg - 0.36%
ArcelorMittal	165,567	2,644,276
Millicom International Cellular SA	14,722	1,474,379
SES SA	57,787	1,403,167
Tenaris SA	89,194	1,133,061

		6,654,883
Macau - 0.09%
Sands China, Ltd. (I)	456,000	1,048,793
Wynn Macau, Ltd.	294,000	675,603

		1,724,396
Mauritius - 0.01%
Essar Energy PLC (I)	61,543	238,557
Mexico - 0.05%
Fresnillo PLC	33,867	833,362
Netherlands - 4.48%
Aegon NV (I)	324,654	1,308,843
Akzo Nobel NV	44,685	1,975,429
ASML Holding NV	83,174	2,890,146
Corio NV	11,174	514,225
Delta Lloyd NV	19,003	300,150
European Aeronautic Defence &
Space Company	78,781	2,210,242
Fugro NV	12,887	652,529
Heineken Holding NV	21,762	839,456
Heineken NV	49,983	2,233,713
ING Groep NV (I)	738,665	5,198,733
Koninklijke (Royal) KPN NV	294,693	3,879,498
Koninklijke Ahold NV	225,132	2,647,142
Koninklijke Boskalis Westinster NV	13,351	410,735
Koninklijke DSM NV	29,130	1,266,464
Koninklijke Philips Electronics NV	194,612	3,483,690
Koninklijke Vopak NV	13,280	636,229
PostNL NV	64,022	280,353
QIAGEN NV (I)	44,034	608,099
Randstad Holdings NV	22,483	717,204
Reed Elsevier NV	132,731	1,451,448
Royal Dutch Shell PLC (London
Stock Exchange)	693,330	21,503,856
Royal Dutch Shell PLC, B Shares	519,937	16,149,134
SBM Offshore NV	31,800	551,449
TNT Express NV	67,950	468,845
Unilever NV	314,170	9,951,024

226

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Wolters Kluwer NV	56,413	$913,550

		83,042,186
New Zealand - 0.13%
Auckland International Airport, Ltd.	175,190	304,339
Contact Energy, Ltd. (I)	65,912	272,315
Fletcher Building, Ltd. (New
Zealand Exchange)	128,130	744,480
Sky City Entertainment Group, Ltd.	109,123	274,691
Telecom Corp. of New Zealand, Ltd.	364,487	720,757

		2,316,582
Norway - 0.69%
Aker Solutions ASA	31,054	297,965
DnB NOR ASA	188,454	1,881,380
Gjensidige Forsikring ASA	37,794	391,250
Kvaerner ASA (I)	54	71
Norsk Hydro ASA	175,860	798,996
Orkla ASA	145,766	1,109,043
Renewable Energy Corp. ASA (I)(L)	94,594	82,952
Statoil ASA	215,237	4,598,933
Telenor ASA	143,891	2,218,188
Yara International ASA	36,556	1,394,084

		12,772,862
Portugal - 0.22%
Banco Comercial Portugues SA (I)(L)	612,607	158,934
Banco Espirito Santo SA (L)	99,569	263,650
Cimpor-Cimentos de Portugal SA	38,224	256,113
Electricidade de Portugal SA	360,465	1,107,112
Galp Energia SGPS SA	43,696	796,287
Jeronimo Martins SGPS SA	41,600	648,199
Portugal Telecom SGPS SA	126,999	926,048

		4,156,343
Singapore - 1.57%
Ascendas Real Estate Investment Trust	334,000	515,835
Capitaland, Ltd.	483,000	900,404
CapitaMall Trust	361,000	501,298
CapitaMalls Asia, Ltd.	258,000	235,564
City Developments, Ltd.	94,000	682,351
ComfortDelGro Corp., Ltd.	355,000	352,941
Cosco Corp. Singapore, Ltd.	191,000	131,286
DBS Group Holdings, Ltd.	334,000	2,994,233
Fraser and Neave, Ltd.	173,000	757,238
Genting Singapore PLC (I)	1,176,000	1,366,646
Global Logistic Properties, Ltd. (I)	347,000	435,378
Golden Agri-Resources, Ltd.	1,261,520	579,378
Hutchison Port Holdings Trust	987,000	652,986
Jardine Cycle and Carriage, Ltd.	21,000	666,631
Keppel Corp., Ltd.	275,000	1,610,822
Keppel Land, Ltd.	137,000	267,667
Neptune Orient Lines, Ltd.	172,000	141,511
Olam International, Ltd.	259,000	441,567
Oversea-Chinese Banking Corp., Ltd.	483,000	2,972,300
SembCorp Industries, Ltd.	186,000	479,968
SembCorp Marine, Ltd.	157,000	384,040
Singapore Airlines, Ltd.	100,000	865,231
Singapore Airlines, Ltd. (Board Lot 200)	4,000	34,613
Singapore Exchange, Ltd.	162,000	812,715
Singapore Press Holdings, Ltd.	289,000	825,947
Singapore Technologies Engineering, Ltd.	287,000	608,362
Singapore Telecommunications, Ltd.	1,536,000	3,708,594
StarHub, Ltd.	114,000	248,056
United Overseas Bank, Ltd.	243,000	3,127,788
UOL Group, Ltd.	88,000	277,196

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Wilmar International, Ltd.	370,000	$1,467,682

		29,046,228
Spain - 3.29%
Abertis Infraestructuras SA	74,824	1,149,764
Acciona SA	4,801	405,276
Acerinox SA	18,832	211,762
ACS Actividades de Construccion
y Servicios SA	26,745	943,677
Amadeus IT Holding SA, A Shares	56,083	900,287
Banco Bilbao Vizcaya Argentaria SA (L)	833,943	6,795,049
Banco de Sabadell SA (L)	210,082	752,444
Banco Popular Espanol SA (L)	181,848	837,328
Banco Santander SA	1,627,799	13,307,324
Bankia Saubankia Sau (I)	167,092	816,744
Bankinter SA (L)	40,242	219,182
CaixaBank	144,238	636,094
Distribuidora Internacional
De Alimentacion SA (I)	109,068	429,511
EDP Renovaveis SA (I)	41,328	225,542
Enagas SA	33,823	622,871
Ferrovial SA	69,273	791,322
Fomento de Construcciones
y Contratas SA (L)	9,659	238,704
Gas Natural SDG SA	60,940	1,038,711
Grifols SA (I)	26,159	489,325
Iberdrola SA	763,128	5,164,441
Inditex SA	42,070	3,602,779
Indra Sistemas SA	18,604	267,826
Mapfre SA	142,287	439,524
Mediaset Espana Comunicacion SA	30,742	174,551
Red Electrica De Espana	20,441	932,812
Repsol YPF SA	153,048	4,032,496
Telefonica SA	792,180	15,187,123
Zardoya Otis SA	26,407	336,746

		60,949,215
Sweden - 2.63%
Alfa Laval AB	63,775	1,001,244
Assa Abloy AB, Series B	60,596	1,247,477
Atlas Copco AB, Series A	129,562	2,288,664
Atlas Copco AB, Series B	73,722	1,156,537
Boliden AB	51,670	533,009
Electrolux AB	45,313	664,254
Getinge AB, Series B	37,804	824,078
Hennes & Mauritz AB, B Shares	197,180	5,889,989
Hexagon AB	47,866	622,995
Holmen AB, Series B	10,030	248,902
Husqvarna AB, B Shares	83,534	337,233
Industrivarden AB, C Shares	22,243	232,509
Investor AB, B Shares	87,874	1,542,431
Kinnevik Investment AB	38,851	719,907
Modern Times Group AB, B Shares	9,022	360,208
Nordea Bank AB	507,289	4,099,029
Ratos AB	36,197	416,262
Sandvik AB	194,467	2,233,874
Scania AB, Series B	60,442	861,725
Securitas AB, Series B	59,145	431,130
Skandinaviska Enskilda Banken AB, Series A	271,930	1,462,053
Skanska AB, Series B	75,539	1,044,200
SKF AB, B Shares	75,285	1,418,823
SSAB AB, Series A	29,566	218,802
Svenska Cellulosa AB	111,332	1,353,622
Svenska Handelsbanken AB, Series A	94,339	2,398,307
Swedbank AB, Class A	156,086	1,719,972

227

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Swedish Match AB	41,450	$1,371,543
Tele2 AB, Series B	59,886	1,095,066
Telefonaktiebolaget LM Ericsson, B Shares	580,813	5,565,128
Teliasonera AB	417,496	2,754,861
Volvo AB, Series B	266,107	2,601,661

		48,715,495
Switzerland - 8.48%
ABB, Ltd. (I)	422,781	7,220,129
Actelion, Ltd. (I)	20,778	691,247
Adecco SA (I)	25,024	981,262
Aryzta AG	15,959	691,266
Baloise Holding AG	8,973	655,761
Cie Financiere Richemont SA	100,680	4,469,258
Credit Suisse Group AG (I)	220,032	5,709,650
GAM Holding, Ltd. (I)	39,034	487,850
Geberit AG (I)	7,354	1,351,925
Givaudan AG (I)	1,603	1,252,303
Glencore International PLC (L)	156,909	971,151
Holcim, Ltd. (I)	47,307	2,500,990
Julius Baer Group, Ltd. (I)	39,865	1,328,484
Kuehne & Nagel International AG	10,200	1,140,946
Lindt & Spruengli AG	169	491,887
Lindt & Spruengli AG - REG	22	760,077
Lonza Group AG (I)	9,496	570,004
Nestle SA	668,265	36,734,743
Novartis AG	450,093	25,119,488
Pargesa Holding SA, ADR	5,105	348,920
Roche Holdings AG	135,492	21,798,183
Schindler Holding AG	9,180	982,920
Schindler Holding AG - REG	4,070	443,793
SGS SA	1,056	1,601,503
Sika AG	386	682,434
Sonova Holding AG (I)	9,281	837,501
STMicroelectronics NV	120,366	786,479
Straumann Holding AG	1,484	232,016
Sulzer AG	4,531	463,850
Swiss Life Holding (I)	5,757	629,260
Swiss Re, Ltd. (I)	1,144	53,244
Swiss Reinsurance Company, Ltd. (I)	66,782	3,069,415
Swisscom AG	4,493	1,825,633
Syngenta AG (I)	18,245	4,726,537
The Swatch Group AG	8,206	490,412
The Swatch Group AG, BR Shares	5,951	1,950,244
Transocean, Ltd.	61,627	2,964,654
UBS AG (Swiss Exchange) (I)	701,839	7,989,222
Wolseley PLC	53,743	1,337,835
Xstrata PLC	400,239	5,019,570
Zurich Financial Services AG (I)	28,090	5,815,359

		157,177,405
United Kingdom - 18.17%
3i Group PLC	183,406	533,525
Admiral Group PLC	38,050	745,995
Aggreko PLC	51,306	1,295,735
AMEC PLC	62,816	790,085
Anglo American PLC	255,066	8,796,111
Antofagasta PLC	76,057	1,079,895
ARM Holdings PLC	259,622	2,222,095
Associated British Foods PLC	67,296	1,154,194
AstraZeneca PLC	265,942	11,775,031
Autonomy Corp. PLC (I)	44,558	1,764,954
Aviva PLC	552,103	2,608,763
Babcock International Group PLC	67,755	688,716
BAE Systems PLC	659,181	2,717,610

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Balfour Beatty PLC	129,669	$512,294
Barclays PLC	2,233,036	5,481,714
BG Group PLC	653,647	12,446,942
BHP Billiton PLC	412,174	10,921,775
BP PLC	3,639,869	21,831,591
British American Tobacco PLC	383,375	16,249,329
British Land Company PLC	162,662	1,201,242
British Sky Broadcasting Group PLC	219,716	2,255,757
BT Group PLC	1,497,080	4,013,106
Bunzl PLC	62,466	741,932
Burberry Group PLC	84,079	1,521,956
Cairn Energy PLC (I)	264,518	1,146,391
Capital Shopping Centres Group PLC	105,478	535,851
Carnival PLC	34,563	1,069,509
Centrica PLC	995,950	4,578,319
Cobham PLC	218,084	591,541
Compass Group PLC	365,382	2,954,654
Diageo PLC	482,794	9,185,527
Eurasian Natural Resources Corp.	48,649	433,265
G4S PLC	266,433	1,104,685
GKN PLC	299,653	810,112
GlaxoSmithKline PLC	995,055	20,544,382
Hammerson PLC	133,514	779,273
Home Retail Group PLC	62	108
HSBC Holdings PLC	3,436,241	26,188,772
ICAP PLC	106,019	673,895
Imperial Tobacco Group PLC	196,445	6,634,048
Inmarsat PLC	86,999	661,004
Intercontinental Hotels Group PLC	54,819	889,912
International Consolidated Airlines
Group SA (London) (I)	175,835	414,002
International Power PLC	294,660	1,395,857
Intertek Group PLC	30,140	864,159
Invensys PLC	152,933	531,494
Investec PLC	91,328	492,534
ITV PLC (I)	697,831	640,281
J Sainsbury PLC	229,118	973,377
Johnson Matthey PLC	40,552	992,605
Kazakhmys PLC	40,443	495,236
Kingfisher PLC	455,926	1,747,641
Land Securities Group PLC	149,097	1,485,080
Legal & General Group PLC	1,132,448	1,694,843
Lloyds Banking Group PLC (I)	7,952,077	4,216,670
London Stock Exchange Group PLC	28,172	353,497
Lonmin PLC, ADR	30,580	497,405
Man Group PLC	354,984	918,073
Marks & Spencer Group PLC	305,673	1,485,993
National Grid PLC	677,091	6,713,407
Next PLC	34,021	1,331,668
Old Mutual PLC	1,066,323	1,724,060
Pearson PLC	156,884	2,761,381
Petrofac, Ltd.	48,976	906,106
Prudential PLC	491,377	4,205,786
Reckitt Benckiser Group PLC	119,378	6,035,383
Reed Elsevier PLC	234,617	1,787,345
Resolution, Ltd.	282,882	1,085,787
Rexam PLC	165,630	794,307
Rio Tinto PLC	274,949	12,143,095
Rolls-Royce Holdings PLC (I)	361,095	3,310,794
Royal Bank of Scotland Group PLC (I)	3,315,504	1,186,948
RSA Insurance Group PLC	680,134	1,166,618
SABMiller PLC	183,694	5,970,424
Schroders PLC	21,353	423,670
Scottish & Southern Energy PLC	180,692	3,613,637
Segro PLC	140,086	478,296

228

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Serco Group PLC	93,173	$738,230
Severn Trent PLC	44,791	1,071,847
Smith & Nephew PLC	172,147	1,547,703
Smiths Group PLC	74,060	1,141,010
Standard Chartered PLC	458,502	9,151,418
Standard Life PLC	449,144	1,390,995
Subsea 7 SA (I)	53,160	1,010,663
Tesco PLC	1,552,253	9,079,830
The Capita Group PLC	115,729	1,264,913
The Sage Group PLC	249,513	989,294
The Weir Group PLC	39,812	953,904
TUI Travel PLC	95,042	219,008
Tullow Oil PLC	171,637	3,482,290
Unilever PLC	247,531	7,754,098
United Utilities Group PLC	128,744	1,246,924
Vedanta Resources PLC	22,617	385,138
Vodafone Group PLC	9,888,733	25,536,127
Whitbread PLC	33,516	821,200
WM Morrison Supermarket PLC	426,723	1,924,184

		336,677,830
United States - 0.18%
Sims Group, Ltd.	31,074	368,998
Synthes, Inc. (S)	12,595	2,036,487
Thomson Reuters Corp.	32,567	880,612

		3,286,097

TOTAL COMMON STOCKS (Cost $1,732,553,997)		$1,747,750,171

PREFERRED SECURITIES - 0.43%
Germany - 0.43%
Bayerische Motoren Werke (BMW) AG	$9,889	$461,077
Henkel AG & Company KGaA	34,403	1,828,030
Porsche Automobil Holding SE	29,534	1,413,798
ProSiebenSat.1 Media AG	14,527	254,332
RWE AG	7,405	254,057
Volkswagen AG	27,892	3,690,107

		7,901,401

TOTAL PREFERRED SECURITIES (Cost $6,446,724)		$7,901,401

INVESTMENT COMPANIES - 4.15%
United States - 4.15%
iShares MSCI EAFE Index Fund (L)	1,612,455	76,994,726

TOTAL INVESTMENT COMPANIES (Cost $81,797,593)		$76,994,726

RIGHTS - 0.01%
Banco Bilbao Vizcaya Argentaria SA
(Expiration Date: 10/20/2011, Strike Price:
EUR 0.49) (I)(L)	833,943	122,900
CaixaBank (Expiration Date: 10/13/2011,
Strike Price: EUR 1.00) (I)	144,238	11,788

TOTAL RIGHTS (Cost $137,488)		$134,688

SECURITIES LENDING COLLATERAL - 1.40%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	2,591,822	25,931,699

TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,930,194)		$25,931,699

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.21%
U.S. Government & Agency
Obligations* - 0.01%
Federal Home Loan Bank Discount
Notes 0.005%, 10/28/2011	$250,000	$249,999
Repurchase Agreement - 1.20%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $22,141,018 on 10/03/2011,
collateralized by $17,030,000 U.S. Treasury
Notes, 4.6250% due 2/15/2040 (valued at
$22,586,207, including interest)	22,141,000	22,141,000

TOTAL SHORT-TERM INVESTMENTS (Cost $22,390,999)		$22,390,999

Total Investments (International Index Trust)
(Cost $1,869,256,995) - 101.54%		$1,881,103,684
Other assets and liabilities, net - (1.54%)		(28,539,396)

TOTAL NET ASSETS - 100.00%		$1,852,564,288

International Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.69%
Argentina - 2.22%
Arcos Dorados Holdings, Inc., Class A	166,060	$3,850,931
MercadoLibre, Inc.	89,465	4,808,744

		8,659,675
Belgium - 2.48%
Anheuser-Busch InBev NV	182,006	9,652,398
Brazil - 4.63%
Anhanguera Educacional Participacoes SA	181,700	2,338,593
BR Malls Participacoes SA	532,100	5,436,320
OGX Petroleo e Gas Participacoes SA (I)	1,675,700	10,248,930

		18,023,843
Canada - 6.99%
Canadian National Railway Company	152,466	10,151,186
Imax Corp. (I)	135,146	1,956,914
Pacific Rubiales Energy Corp.	342,369	7,253,165
Potash Corp. of Saskatchewan, Inc.	182,046	7,868,028

		27,229,293
China - 4.13%
Baidu, Inc., ADR (I)	82,352	8,804,252
CNOOC, Ltd.	2,297,500	3,679,803
SINA Corp. (I)	50,280	3,600,551

		16,084,606
Denmark - 2.71%
Novo Nordisk A/S	63,818	6,344,277
Novozymes A/S, Class B	29,587	4,208,968

		10,553,245
France - 4.98%
Pernod-Ricard SA	66,214	5,191,725
Publicis Groupe SA	97,236	4,070,956
Schneider Electric SA	188,417	10,144,096

		19,406,777
Germany - 6.18%
Adidas AG	104,073	6,279,381
BASF SE	68,956	4,183,907

229

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Bayerische Motoren Werke (BMW) AG	100,568	$6,663,664
Infineon Technologies AG	371,888	2,738,752
Siemens AG	46,713	4,220,154

		24,085,858
Hong Kong - 7.12%
Belle International Holdings, Ltd.	2,524,000	4,319,074
China Unicom Hong Kong, Ltd.	5,156,000	10,541,203
Hang Lung Properties, Ltd.	1,809,000	5,348,131
Li & Fung, Ltd.	4,558,000	7,517,279

		27,725,687
India - 1.21%
ICICI Bank, Ltd., ADR	135,913	4,718,899
Ireland - 5.20%
Accenture PLC, Class A	123,715	6,517,306
Experian PLC	580,237	6,527,789
Shire PLC	230,867	7,198,858

		20,243,953
Italy - 0.33%
Prada SpA (I)	305,100	1,266,443
Japan - 10.31%
Canon, Inc.	138,300	6,261,125
Dena Company, Ltd.	78,000	3,263,144
FANUC Corp.	44,600	6,140,472
Honda Motor Company, Ltd.	133,600	3,917,150
Hoya Corp.	190,800	4,397,106
Komatsu, Ltd.	178,000	3,843,767
Marubeni Corp.	666,000	3,724,385
Sumitomo Realty &
Development Company, Ltd.	232,000	4,458,044
Yamada Denki Company, Ltd.	59,160	4,130,409

		40,135,602
Luxembourg - 2.54%
Millicom International Cellular SA	99,804	9,890,576
Mexico - 1.02%
Wal-Mart de Mexico SAB de CV	1,733,300	3,974,412
Netherlands - 5.42%
ASML Holding NV	340,949	11,847,360
Sensata Technologies Holding NV (I)	281,165	7,439,626
Yandex Nv, Class A (I)	89,440	1,825,470

		21,112,456
Singapore - 1.42%
Genting Singapore PLC (I)	4,751,000	5,521,204
Spain - 1.96%
Inditex SA	89,082	7,628,779
Sweden - 0.93%
Hennes & Mauritz AB, B Shares	121,512	3,629,701
Switzerland - 10.22%
Julius Baer Group, Ltd. (I)	276,855	9,226,074
Nestle SA	108,515	5,965,105
Roche Holdings AG	67,800	10,907,779
The Swatch Group AG, BR Shares	25,919	8,494,097
Xstrata PLC	416,536	5,223,958

		39,817,013
Taiwan - 2.86%
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	974,095	11,133,906
United Kingdom - 10.36%
ARM Holdings PLC	661,606	5,662,660

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
British Sky Broadcasting Group PLC	830,476	$8,526,245
Reed Elsevier PLC	557,746	4,248,986
Rolls-Royce Holdings PLC (I)	636,674	5,837,513
Standard Chartered PLC	427,507	8,532,780
Tullow Oil PLC	372,362	7,554,737

		40,362,921
United States - 1.47%
Wynn Resorts, Ltd.	49,755	5,725,805

TOTAL COMMON STOCKS (Cost $421,907,774)		$376,583,052

SHORT-TERM INVESTMENTS - 4.37%
Money Market Funds - 4.37%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	$17,007,669	$17,007,669

TOTAL SHORT-TERM INVESTMENTS (Cost $17,007,669)		$17,007,669

Total Investments (International Opportunities Trust)
(Cost $438,915,443) - 101.06%		$393,590,721
Other assets and liabilities, net - (1.06%)		(4,120,333)

TOTAL NET ASSETS - 100.00%		$389,470,388

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.45%
Australia - 7.53%
Acrux, Ltd. (I)	36,231	$109,369
Adamus Resources, Ltd. (I)	29,271	18,258
Adelaide Brighton, Ltd.	38,741	96,976
Aditya Birla Minerals, Ltd.	16,006	12,819
AED Oil, Ltd. (I)	17,758	2,492
AJ Lucas Group, Ltd. (I)	6,337	8,279
Alesco Corp., Ltd.	8,274	10,717
Alkane Resources, Ltd. (I)	4,321	4,590
Alliance Resources, Ltd. (I)	22,348	3,391
Allied Gold, Ltd. (I)	3,319	8,920
Amalgamated Holdings, Ltd.	8,898	48,730
Ansell, Ltd.	11,256	140,859
Anvil Mining, Ltd. (I)	16,700	122,075
APN News & Media, Ltd.	27,123	21,756
Arafura Resources, Ltd. (I)	20,511	11,023
ARB Corp., Ltd.	8,300	64,711
Aristocrat Leisure, Ltd.	27,834	55,488
ASG Group, Ltd.	14,304	11,375
Aurora Oil and Gas, Ltd. (I)	34,600	73,591
Ausdrill, Ltd.	37,368	96,208
Ausenco, Ltd.	7,289	15,372
Austal, Ltd.	12,187	25,574
Austar United Communications, Ltd. (I)	68,790	76,373
Austbrokers Holdings, Ltd	4,308	25,142
Austin Engineering, Ltd.	7,179	24,007
Australian Agricultural Company, Ltd. (I)	12,266	16,070
Australian Infrastructure Fund	56,281	97,588
Australian Worldwide Exploration, Ltd. (I)	36,008	35,274
Automotive Holdings Group	35,542	65,366
Avexa, Ltd. (I)	96,403	3,840
Bandanna Energy Ltd. (I)	16,730	10,355
Bank of Queensland, Ltd.	1,731	11,836
Beach Energy, Ltd.	119,676	123,282

230

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Beadell Resources, Ltd. (I)	52,180	$36,052
Billabong International, Ltd. (L)	8,412	26,493
Biota Holdings, Ltd. (I)	13,694	10,528
Blackmores, Ltd.	1,430	41,743
Bow Energy, Ltd. (I)	27,753	39,034
Bradken, Ltd.	12,037	75,577
Brickworks, Ltd.	1,798	16,342
BT Investment Management, Ltd.	3,141	5,941
Buru Energy, Ltd. (I)	31,343	19,275
Cabcharge Australia, Ltd.	9,047	37,611
Cape Lambert Iron Ore, Ltd. (I)	61,857	21,933
Cardno, Ltd.	2,721	11,975
Carnarvon Petroleum, Ltd. (I)	44,251	5,942
Carsales.com.au, Ltd. (L)	7,284	33,068
Catalpa Resources, Ltd. (I)	11,586	17,339
Centamin Egypt, Ltd. (I)	88,755	129,197
Centrex Metals, Ltd. (I)	12,831	3,395
Chandler Macleod, Ltd.	23,343	6,702
Citigold Corp., Ltd. (I)	12,839	923
Clough, Ltd.	20,047	14,252
Coal of Africa, Ltd. (I)	28,467	22,281
Coalspur Mines, Ltd. (I)	22,551	29,555
Cockatoo Coal, Ltd. (I)	84,085	29,744
Coffey International, Ltd. (I)	14,374	6,389
Compass Resources, Ltd. (I)	15,577	2,261
ConnectEast Group	224,097	117,839
Conquest Mining, Ltd. (I)	36,248	15,801
Consolidated Media Holdings, Ltd.	18,638	42,691
CSG, Ltd.	23,845	24,241
CSR, Ltd.	40,665	90,520
CuDeco, Ltd. (I)	8,580	28,147
Cue Energy Resources, Ltd. (I)	5,000	1,045
Customers, Ltd.	7,612	5,894
Deep Yellow, Ltd. (I)	57,118	6,698
Devine, Ltd.	33,869	6,726
Discovery Metals, Ltd. (I)	22,724	28,293
Duet Group	86,556	134,471
Duluxgroup, Ltd.	21,139	50,896
DWS Advanced Business Solutions, Ltd.	12,684	14,693
Dyesol, Ltd. (I)	14,530	4,165
Eastern Star Gas, Ltd. (I)	49,270	36,143
Elders, Ltd. (I)	48,521	13,387
Emeco Holdings, Ltd.	61,822	57,683
Energy World Corp., Ltd. (I)	75,962	37,068
Envestra, Ltd.	78,410	49,829
Fantastic Holdings, Ltd.	4,687	8,959
FKP Property Group, Ltd.	71,930	30,740
Fleetwood Corp., Ltd.	5,028	54,149
FlexiGroup, Ltd.	15,968	33,484
Flinders Mines, Ltd. (I)	102,814	12,088
Focus Minerals, Ltd. (I)	124,710	7,306
Gascoyne Resources, Ltd. (I)	2,573	612
Gindalbie Metals, Ltd. (I)	45,437	20,664
Goodman Fielder, Ltd.	147,951	68,723
GrainCorp., Ltd.	12,585	86,533
Grange Resources Corp., Ltd.	132,454	49,318
Great Southern Plantations, Ltd. (I)	49,118	0
Gryphon Minerals, Ltd. (I)	15,128	18,886
GUD Holdings, Ltd.	6,130	41,849
Gujarat NRE Coking Coal, Ltd. (I)	3,510	736
Gunns, Ltd. (I)	91,122	12,845
GWA International, Ltd.	26,498	50,822
Hastie Group, Ltd. (I)	24,923	2,246
Hillgrove Resources Ltd. (I)	71,641	15,194
Hills Industries, Ltd.	29,039	27,721

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Horizon Oil, Ltd. (I)	90,132	$15,678
Icon Energy, Ltd. (I)	53,263	7,892
iiNET, Ltd.	7,036	14,662
Imdex, Ltd.	15,820	24,189
IMFAustralia, Ltd.	10,109	13,619
Independence Group NL	16,822	68,983
Indophil Resources NL (I)	145,281	43,611
Industrea, Ltd.	28,662	33,091
Infigen, Ltd.	81,696	17,847
Integra Mining, Ltd. (I)	58,809	26,323
International Ferro Metals, Ltd. (I)	24,339	6,647
Intrepid Mines, Ltd. (I)	38,954	34,205
Invocare, Ltd.	9,175	60,726
IOOF Holdings, Ltd.	24,446	126,291
Iress Market Technology, Ltd.	8,667	58,111
Ivanhoe Australia, Ltd. (I)	6,152	5,554
JB Hi-Fi, Ltd. (L)	6,805	98,563
Kagara Zinc, Ltd. (I)	48,216	18,087
Karoon Gas Australia, Ltd. (I)	6,513	17,443
Kingsgate Consolidated, Ltd.	10,049	69,479
Linc Energy, Ltd. (I)	22,798	40,309
M2 Telecommunications Group, Ltd.	10,638	30,163
Macmahon Holdings, Ltd. (I)	67,462	38,392
Matrix Composites & Engineering, Ltd.	1,943	6,176
Mcmillan Shakespeare, Ltd.	4,446	36,158
McPherson’s, Ltd.	6,941	15,954
Medusa Mining, Ltd.	14,817	96,852
Mermaid Marine Australia, Ltd.	14,850	45,136
Metals X, Ltd. (I)	159,375	33,853
Mincor Resources NL	19,890	13,093
Mineral Deposits, Ltd. (I)	4,722	21,047
Mirabela Nickel, Ltd. (I)	38,240	48,803
Molopo Australia, Ltd. (I)	5,287	3,564
Monadelphous Group, Ltd.	5,137	85,093
Mortgage Choice, Ltd.	13,052	15,110
Mount Gibson Iron, Ltd.	10,942	13,827
Murchison Metals, Ltd. (I)(L)	28,318	8,892
Myer Holdings, Ltd. (L)	47,502	92,482
Navitas, Ltd.	65,859	242,854
Nexus Energy, Ltd. (I)	112,125	14,783
NIB Holdings, Ltd.	43,000	56,928
Nido Petroleum, Ltd. (I)	140,525	5,137
Norton Gold Fields, Ltd. (I)	60,831	11,125
NRW Holdings, Ltd.	18,377	40,266
Nufarm, Ltd. (I)	8,958	36,406
Oakton, Ltd.	7,538	13,065
OceanaGold Corp. (I)	11,362	25,805
OrotonGroup, Ltd.	5,244	38,557
Otto Energy, Ltd. (I)	63,569	4,827
Pacific Brands, Ltd.	68,225	43,545
Pan Pacific Petroleum NL (I)	39,039	4,298
PaperlinX, Ltd. (I)	67,848	4,659
Peet & Company, Ltd.	9,595	10,692
Perilya, Ltd. (I)	40,946	18,227
Perpetual Trust of Australia, Ltd.	2,322	45,640
Perseus Mining, Ltd. (I)	37,732	110,767
Pharmaxis, Ltd. (I)	19,037	13,302
Photon Group, Ltd. (I)	90,032	2,568
Platinum Australia, Ltd. (I)	36,360	5,311
PMP, Ltd.	32,750	21,059
Port Bouvard, Ltd. (I)	24,303	1,192
Premier Investments, Ltd.	4,278	21,509
Primary Health Care, Ltd.	38,104	108,042
Prime Retirement & Aged
Care Property Trust (I)	14,396	669

231

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Programmed Maintenance Services, Ltd.	12,923	$25,032
Ramelius Resources, Ltd. (I)	2,953	4,049
REA Group, Ltd.	12,806	142,966
Reckon, Ltd.	17,119	41,397
Redflex Holdings, Ltd.	3,279	5,526
Regis Resources, Ltd. (I)	21,459	53,805
Resolute Mining, Ltd. (I)	56,262	82,074
Resource Generation, Ltd. (I)	9,069	3,383
Retail Food Group, Ltd.	5,468	11,940
Ridley Corp., Ltd.	32,485	33,145
Roc Oil Company, Ltd. (I)	64,961	18,790
SAI Global, Ltd.	15,526	70,141
Sally Malay Mining, Ltd.	21,653	24,353
Sandfire Resources Nl (I)	5,955	34,147
Saracen Mineral Holdings, Ltd. (I)	15,052	9,821
Sedgman, Ltd.	12,987	23,192
ServCorp, Ltd.	5,074	13,335
Sigma Pharmaceuticals, Ltd. (I)	207,664	129,086
Silex Systems, Ltd. (I)	7,499	18,453
Silver Lake Resources, Ltd. (I)	20,261	49,656
Sirtex Medical, Ltd.	2,941	12,097
Skilled Group, Ltd.	2,882	4,715
SMS Management & Technology, Ltd.	7,356	38,175
Southern Cross Media Group, Ltd.	75,355	68,836
Spark Infrastructure Group (S)	94,859	113,569
Specialty Fashion Group, Ltd.	12,034	6,358
Spotless Group, Ltd.	11,579	19,850
St. Barbara, Ltd. (I)	30,394	60,008
Straits Metals, Ltd. (I)	26,265	17,526
Strike Resources, Ltd. (I)	14,267	3,466
STW Communications Group, Ltd.	23,084	19,972
Sundance Resources, Ltd. (I)	208,144	84,501
Super Cheap Auto Group, Ltd.	11,052	66,904
Talent2 International, Ltd.	3,808	4,246
Technology One, Ltd.	17,402	17,732
Ten Network Holdings, Ltd.	43,938	36,976
TFS Corp., Ltd.	19,836	12,909
Thakral Holdings Group, Ltd.	84,502	41,343
The Reject Shop, Ltd.	2,561	23,293
Tiger Resources, Ltd. (I)	50,647	20,777
Tox Free Solutions, Ltd.	8,380	16,915
TPG Telecom, Ltd.	108,688	147,142
Transfield Services, Ltd.	40,071	71,697
Transpacific Industries Group, Ltd. (I)	18,498	10,911
Troy Resources NL (I)	6,603	26,168
UXC, Ltd. (I)	17,598	8,863
Village Roadshow, Ltd.	27,942	73,344
Virgin Blue Holdings, Ltd. (I)	359,466	107,231
Watpac, Ltd.	11,170	13,505
Webjet, Ltd.	10,889	19,768
Western Areas NL (L)	10,130	41,561
White Energy Company, Ltd. (I)	9,845	13,812
Wide Bay Australia, Ltd.	607	4,360
Windimurra Vanadium, Ltd. (I)	26,337	0
Wotif.com Holdings, Ltd. (L)	6,934	26,259

		7,760,581
Austria - 0.74%
Austriamicrosystems AG	1,784	70,113
BWT AG	474	9,681
CA Immobilien Anlagen AG (I)	722	8,787
Cat Oil AG	3,036	16,201
EVN AG	1,566	22,595
Flughafen Wien AG	1,080	46,191
Frauenthal Holdings AG	179	2,147

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Intercell AG (I)	3,233	$8,669
Mayr-Melnhof Karton AG	491	44,191
Oesterreichische Post AG	4,652	132,468
Palfinger AG	1,137	23,794
RHI AG	2,979	58,935
Rosenbauer International AG	6	255
S&T System Integration & Technology
Distribution AG (I)	495	962
Schoeller-Bleckmann Oilfield
Equipment AG	1,435	98,261
Strabag SE	603	18,450
Wienerberger Baustoffindustrie AG	8,352	97,671
Zumtobel AG	5,975	102,326

		761,697
Belgium - 1.23%
Ackermans & Van Haaren NV (I)	1,939	136,316
AGFA Gevaert NV (I)	50,192	103,898
Arseus NV	1,641	22,674
Banque Nationale de Belgique	9	26,410
Barco NV	780	35,416
Compagnie d’Entreprises CFE	687	36,425
Compagnie Maritime Belge SA (I)	1,387	32,264
D’ieteren SA	4,540	225,997
Deceuninck Plastics NV (I)	7,720	13,919
Devgen (I)	964	5,370
Econocom Group SA	1,236	21,627
Elia System Operator SA (I)	534	163
Elia System Operator SA/NV	2,673	108,498
Euronav NV (I)	2,340	13,435
EVS Broadcast Equipment SA	811	42,126
Exmar NV	836	4,619
Galapagos NV (I)	2,443	19,247
Gimv NV	22	1,077
Kinepolis Group NV (I)	719	53,219
Melexis NV	1,922	23,372
Nyrstar (I)	19,549	120,970
Omega Pharma SA (I)	2,269	104,679
Sipef SA	356	27,552
Tessenderlo Chemie NV	1,465	36,942
ThromboGenics NV (I)	1,612	36,765
Van De Velde NV (I)	356	16,042

		1,269,022
Bermuda - 0.48%
Catlin Group, Ltd.	29,902	172,391
Golden Ocean Group, Ltd.	34,000	23,157
Hardy Underwriting Bermuda, Ltd.	3,161	10,538
Hiscox, Ltd.	23,931	136,647
Lancashire Holdings, Ltd.	13,824	148,023
Neway Group Holdings, Ltd.	760,000	7,991

		498,747
Canada - 9.58%
5N Plus, Inc. (I)	2,100	14,709
Aastra Technologies, Ltd	2,000	28,152
Absolute Software Corp. (I)	3,900	14,664
Advantage Oil & Gas, Ltd. (I)	19,300	72,750
Aecon Group, Inc.	5,300	37,933
AG Growth International, Inc.	1,400	50,060
AGF Management, Ltd.	5,300	76,675
Akita Drilling, Ltd.	1,500	13,885
Alexco Resource Corp. (I)	4,800	32,705
Algonquin Power & Utilities Corp.	6,600	36,215
Alliance Grain Traders, Inc.	318	6,767
Altagas, Ltd.	4,100	105,953

232

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Alterra Power Corp. (I)	15,708	$7,945
Altius Minerals Corp. (I)	3,100	31,890
Anderson Energy, Ltd. (I)	8,700	3,570
Angle Energy, Inc. (I)	5,300	32,825
Antrim Energy, Inc. (I)	15,500	11,981
Argosy Energy, Inc. (I)	26	59
Astral Media, Inc.	4,649	144,497
Atrium Innovations, Inc. (I)	3,300	41,411
ATS Automation Tooling Systems, Inc. (I)	8,247	48,401
Augusta Resource Corp. (I)	9,500	28,104
Aura Minerals, Inc. (I)	10,300	11,500
Aurico Gold Incaurico Gold Inc (I)	12,500	117,974
Aurizon Mines, Ltd. (I)	14,000	71,476
Avalon Rare Metals, Inc. (I)	5,100	13,481
Avion Gold Corp. (I)	22,909	43,942
B2Gold Corp. (I)	16,306	60,687
Bankers Petroleum, Ltd. (I)	24,300	81,162
Bellatrix Exploration, Ltd. (I)	3,906	12,562
Bioteq Environment Technologies, Inc. (I)	500	134
Birch Mountain Resources, Ltd. (I)	9,200	14
Birchcliff Energy, Ltd. (I)	9,700	94,232
Black Diamond Group, Ltd.	2,750	35,559
BlackPearl Resources, Inc. (I)	37,800	134,549
Bonterra Energy Corp.	1,700	72,630
Boralex, Inc. (I)	2,500	16,605
Burcon NutraScience Corp. (I)	2,500	14,791
Calfrac Well Services, Ltd.	2,100	49,078
Calvalley Petroleums, Inc. (I)	10,640	11,271
Canaccord Capital, Inc.	5,300	48,301
Canada Bread Company, Ltd.	2,160	91,211
Canadian Energy Services
& Technology Corp.	4,701	47,104
Canam Group, Inc.	4,200	15,431
Candente Gold Corp. (I)	1,760	554
Canfor Corp. (I)	16,240	162,106
Canfor Pulp Products, Inc.	1,315	15,623
Cangene Corp. (I)	100	140
Capstone Mining Corp. (I)	23,967	55,349
Cardero Resource Corp. (I)	7,100	6,504
Cardiome Pharma Corp. (I)	6,200	21,181
Carpathian Gold, Inc. (I)	24,200	12,240
Cascades, Inc.	7,600	28,285
CCL Industries, Inc.	3,600	95,952
CE Franklin, Ltd. (I)	614	4,980
Celestica, Inc. (I)	15,400	111,837
Celtic Exploration, Ltd. (I)	1,489	32,071
China Gold
International Resources Corp., Ltd. (I)	17,500	47,929
Chinook Energy, Inc. (I)	3,544	5,208
Cineplex, Inc.	762	19,125
Clarke, Inc. (I)	2,800	12,585
Claude Resources, Inc. (I)	532	965
Cline Mining Corp. (I)	9,200	9,921
Cogeco Cable, Inc.	535	24,379
Cogeco, Inc.	45	1,889
Colossus Minerals, Inc. (I)	4,300	22,938
COM DEV International, Ltd. (I)	8,800	13,604
Compton Petroleum Corp. (I)	109	645
Computer Modelling Group Ltd.	200	2,540
Connacher Oil and Gas, Ltd. (I)	52,700	16,345
Constellation Software, Inc.	1,300	88,701
Corridor Resources, Inc. (I)	4,930	10,350
Corus Entertainment, Inc.	7,282	137,245
Corvus Gold, Inc. (I)	1,150	571
Cott Corp. (I)	8,900	61,066

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Crew Energy, Inc. (I)	11,300	$100,071
Davis & Henderson Income Corp.	1,133	18,002
Daylight Energy, Ltd.	15,464	78,213
Delphi Energy Corp. (I)	23,445	33,560
Denison Mines Corp. (I)(L)	33,028	35,300
Diagnocure, Inc. (I)	800	626
Dorel Industries, Inc., Class B	3,200	68,098
Dundee Capital Markets, Inc. (I)	3,853	2,868
Dundee Precious Metals, Inc. (I)	11,000	85,762
Eastern Platinum, Ltd. (I)	140,500	93,854
Eastmain Resources, Inc. (I)	7,100	7,453
Easyhome, Ltd.	1,446	9,866
Eco Oro Minerals Corp. (I)	7,400	13,064
Enbridge Income Fund Holdings, Inc.	65	1,141
Endeavour Silver Corp. (I)	5,307	47,808
Enerflex, Ltd.	4,700	39,245
Entree Gold, Inc. (I)	7,400	10,169
Equitable Group, Inc.	400	8,348
Essential Energy Services, Ltd. (I)	3,768	5,502
European Goldfields, Ltd. (I)	14,109	111,886
Evertz Technologies, Ltd.	1,412	17,045
Exco Technologies, Ltd.	2,900	9,243
Exeter Resource Corp. (I)	230	843
Fairborne Energy, Ltd. (I)	8,600	22,979
First Majestic Silver Corp (I)	2,400	36,622
FirstService Corp. (I)	2,700	69,851
Flint Energy Services, Ltd. (I)	3,996	37,943
Forsys Metals Corp. (I)	400	218
Fortress Paper, Ltd. (I)	900	28,695
Fortuna Silver Mines, Inc. (I)	6,199	30,761
Fortune Minerals, Ltd. (I)	2,450	1,917
Galleon Energy, Inc. (I)	9,800	22,538
Garda World Security Corp. (I)	6,400	43,974
GBS Gold International, Inc. (I)	13,800	0
Genivar, Inc.	73	1,480
Gennum Corp.	2,342	14,415
Geomark Exploration, Inc. (I)	24	18
Glacier Media, Inc.	6,100	11,817
Glentel, Inc.	1,400	23,046
GLG Life Tech Corp. (I)	2,200	7,558
Gluskin Sheff & Associates, Inc.	1,300	20,606
GMP Capital, Inc.	2,980	20,674
Gran Tierra Energy, Inc. (I)	14,288	67,765
Grande Cache Coal Corp. (I)	11,500	45,653
Great Canadian Gaming Corp. (I)	700	5,117
Great Panther Silver, Ltd. (I)	14,100	35,388
Guyana Goldfields, Inc. (I)	6,600	49,505
Hanfeng Evergreen, Inc. (I)	200	401
Harry Winston Diamond Corp. (I)	7,361	74,881
Heroux-Devtek, Inc. (I)	1,600	11,467
High River Gold Mines, Ltd. (I)	310	391
Home Capital Group, Inc.	2,300	95,696
Horizon North Logistics, Inc.	648	2,430
Imax Corp. (I)	7,214	104,572
Imperial Metals Corp. (I)	2,300	42,054
Innergex Renewable Energy, Inc.	3,506	31,283
Insignia Energy, Ltd. (I)	3,910	5,186
International Forest Products, Ltd. (I)	2,050	7,806
International Tower Hill Mines, Ltd. (I)	2,300	11,699
Intertape Polymer Group, Inc. (I)	4,500	8,674
Isotechnika Pharma, Inc. (I)	3,200	366
Ivanhoe Energy, Inc. (I)	25,500	27,498
Just Energy Group, Inc.	340	3,251
KAB Distribution, Inc. (I)	7,076	3
Katanga Mining, Ltd. (I)	107,552	113,926

233

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Keegan Resources, Inc. (I)	8,100	$40,813
Killam Properties Inc.	229	2,338
Kimber Resources, Inc. (I)	250	332
Kingsway Financial Services, Inc. (I)	8,100	5,720
Kirkland Lake Gold, Inc. (I)	4,400	71,339
La Mancha Resources, Inc. (I)	17,200	36,767
Labopharm, Inc. (I)	7,200	1,924
Lake Shore Gold Corp. (I)	24,100	36,567
Laurentian Bank of Canada	2,914	124,552
Le Chateau, Inc.	1,700	6,165
Legacy Oil & Gas, Inc. (I)	6,969	53,869
Leon’s Furniture, Ltd.	5,926	67,522
Linamar Corp.	4,251	55,414
MacDonald Dettwiler
& Associates, Ltd. (L)	2,906	131,559
MAG Silver Corp. (I)	3,500	27,388
Major Drilling Group International	6,900	68,085
Manitoba Telecom Services, Inc.	1,531	47,366
Maple Leaf Foods, Inc.	5,200	56,471
Martinrea International, Inc. (I)	8,593	54,695
Maxim Power Corp. (I)	4,800	9,711
Mega Uranium, Ltd. (I)	24,000	5,382
Melior Resources, Inc. (I)	6,285	960
Mercator Minerals, Ltd. (I)	19,100	25,518
Migao Corp. (I)	3,000	8,531
Minefinders Corp. (I)	4,374	60,399
Minera Andes, Inc. (I)	25,000	44,374
Mineral Deposits, Ltd. (I)	12,432	25,283
Miranda Technologies, Inc. (I)	3,285	20,909
Mosaid Technologies, Inc.	1,200	43,287
Mullen Group, Ltd.	3,323	59,617
Nal Energy Corp.	8,558	62,884
Nautilus Minerals, Inc. (I)	30,700	71,484
Neo Material Technologies, Inc. (I)	8,900	54,186
Newalta, Inc.	5,900	65,255
NGEx Resources, Inc. (I)	7,821	20,002
Norbord, Inc. (I)	940	7,078
Nordion, Inc.	14,178	125,287
North American Palladium, Ltd. (I)	7,400	18,925
Northern Dynasty Minerals, Ltd. (I)	4,900	26,232
Northgate Minerals Corp. (I)	31,505	105,828
Northland Power, Inc.	4,595	70,291
Novagold Resources, Inc. (I)	1,684	10,944
Noveko International, Inc. (I)	2,600	955
NuVista Energy, Ltd.	9,573	52,255
Oncolytics Biotech, Inc. (I)	4,590	16,031
Open Range Energy Corp. (I)	3,700	31,072
OPTI Canada, Inc. (I)	31,900	2,892
Paladin Labs, Inc. (I)	500	17,693
Pason Systems, Inc.	6,600	83,894
Pelangio Exploration, Inc. (I)	3,900	1,861
Peregrine Diamonds, Ltd. (I)	12,400	13,490
Perpetual Energy, Inc.	1,456	2,751
Petrobank Energy & Resources, Ltd. (I)	678	4,109
Pilot Gold, Inc. (I)	3,109	3,560
Platinum Group Metals, Ltd. (I)	5,000	5,392
Polymet Mining Corp. (I)	7,903	9,729
Pulse Seismic, Inc.	5,782	10,649
Pure Energy Services, Ltd. (I)	1,400	8,484
QLT, Inc. (I)	100	729
Quadra FNX Mining, Ltd. (I)	2,443	21,238
Quebecor, Inc.	1,048	33,203
Queenston Mining, Inc. (I)	6,000	27,484
Questerre Energy Corp. (I)	38,200	26,247
Reitmans Canada, Ltd.	154	2,279

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Reitmans Canada, Ltd., Class A	7,000	$101,536
Resverlogix Corp. (I)	3,400	3,731
Richelieu Hardware, Ltd.	1,400	33,173
Rmp Energy Llc (I)	4,700	7,625
RONA, Inc.	10,343	99,788
RS Technologies, Inc. (I)	152	21
Rubicon Minerals Corp. (I)	15,700	54,686
Russel Metals, Inc.	7,189	142,902
Sabina Gold & Silver Corp. (I)	2,375	6,663
San Gold Corp. (I)	15,200	31,621
Sandvine Corp. (I)	18,000	25,938
Savanna Energy Services Corp. (I)	4,594	32,179
Scorpio Mining Corp. (I)	8,900	14,442
Seabridge Gold, Inc. (I)	3,200	72,801
Shawcor, Ltd., Class A	4,204	97,608
Sherritt International Corp.	23,100	96,112
Shore Gold, Inc. (I)	22,600	11,430
Sierra Wireless, Inc. (I)	3,200	22,017
Silver Standard Resources, Inc. (I)	6,600	121,368
Silvercorp Metals, Inc. (L)	20,400	161,386
Softchoice Corp. (I)	400	3,168
Southern Pacific Resource Corp. (I)	3,744	4,287
SouthGobi Energy Resources, Ltd. (I)	4,900	31,096
Sprott Resource Corp. (I)	9,300	35,500
Sprott Resource Lending Corp.	9,200	12,116
Sprott, Inc.	549	3,405
Stantec, Inc. (I)	4,700	104,729
Starfield Resources, Inc. (I)	37,000	1,058
Stella-Jones, Inc.	100	3,474
Student Transportation of America, Ltd.	5,290	29,986
SunOpta, Inc. (I)	6,708	32,711
Superior Plus Corp.	7,400	53,104
Tanzanian Royalty Exploration Corp. (I)	7,400	27,188
Taseko Mines, Ltd. (I)	25,500	64,729
The Cash Store Financial Services, Inc.	2,451	20,770
The Churchill Corp.	1,600	19,987
The Descartes Systems Group, Inc. (I)	6,000	37,217
The North West Company, Inc.	818	14,746
Theratechnologies, Inc. (I)	300	893
Thompson Creek Metals Company, Inc. (I)	11,493	69,645
Timminco, Ltd. (I)	8,700	1,577
TLC Vision Corp. (I)	3,400	9
TMX Group, Inc.	2,582	100,875
Toromont Industries, Ltd.	4,700	73,153
Torstar Corp.	6,800	51,524
Total Energy Services, Inc.	8,400	96,914
Transcontinental, Inc.	7,583	79,021
TransForce, Inc.	7,918	78,205
Transglobe Energy Corp. (I)	5,600	45,104
Transition Therapeutics, Inc. (I)	2,700	4,870
Trinidad Drilling, Ltd.	13,597	78,502
Twin Butte Energy, Ltd. (I)	2,887	4,408
U308 Corp. (I)	2,980	876
Uni-Select, Inc.	1,400	35,003
Vecima Networks, Inc. (I)	2,779	7,956
Veresen, Inc.	2,253	31,691
Vero Energy, Inc. (I)	8,900	20,299
Vitran Corp., Inc. (I)	600	2,388
Wajax Corp.	66	2,009
Webtech Wireless, Inc. (I)	1,700	479
Wesdome Gold Mines, Ltd.	8,000	19,620
West Fraser Timber Company, Ltd.	2,863	108,875
Westfire Energy, Ltd. (I)	2,803	11,261
Westport Innovations, Inc. (I)	4,757	137,957
Wi-LAN, Inc.	9,800	57,328

234

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Winpak, Ltd.	200	$2,185
Xtreme Coil Drilling Corp. (I)	3,452	9,850
Zargon Oil & Gas, Ltd.	1,173	14,171
Zarlink Semiconductor, Inc. (I)	4,500	17,005
ZCL Composites, Inc. (I)	3,500	10,354

		9,863,319
Channel Islands - 0.04%
Heritage Oil, Ltd. (I)	9,831	35,247
China - 0.05%
Bund Center Investment, Ltd. (I)	190,000	22,352
Epure International, Ltd.	51,000	16,190
Sunvic Chemical Holdings, Ltd.	40,000	15,726

		54,268
Cyprus - 0.06%
Deep Sea Supply PLC (I)	11,000	13,486
Marfin Popular Bank PLC (I)	7,736	3,709
Songa Offshore SE (I)	14,000	43,317

		60,512
Denmark - 0.85%
ALK-Abello A/S	491	28,163
Alm Brand A/S (I)	5,370	6,839
Amagerbanken A/S (I)	25,580	0
Auriga Industries	1,693	22,471
Bang & Olufsen A/S (I)	3,937	42,986
Bavarian Nordic A/S (I)	1,856	13,285
Capinordic A/S (I)	7,100	638
D/S Norden A/S	2,246	61,758
DFDS A/S	33	2,250
East Asiatic Company, Ltd. A/S	1,511	30,726
Fionia Bank A/S (I)	1,700	0
Genmab A/S (I)	3,300	19,182
GN Store Nord A/S	17,383	106,884
IC Companys A/S	807	19,658
Lan & Spar Bank A/S	225	10,937
NeuroSearch A/S (I)	1,867	7,427
NKT Holding A/S	1,339	48,227
Ostjydsk Bank A/S (I)	222	8,993
Ringkjoebing Landbobank A/S	386	38,506
Roskilde Bank A/S (I)	473	0
Royal Unibrew A/S	750	38,173
Satair A/S	294	30,685
Schouw & Company A/S	1,959	36,328
SimCorp A/S	572	81,776
Solar Holdings A/S	603	23,079
Spar Nord Bank A/S (I)	4,942	30,837
Sydbank A/S	4,851	85,715
Thrane & Thrane A/S	413	15,316
Topdanmark A/S (I)	425	66,475
Torm A/S (I)	199	270
Vestjysk Bank A/S (I)	155	889

		878,473
Finland - 2.14%
Alma Media OYJ	4,110	33,316
Amer Sports OYJ	22,062	277,986
Atria PLC	1,021	7,309
Cargotec Corp. OYJ	5,393	130,299
Cramo OYJ	2,993	25,279
Elektrobit Corp. (I)	2,752	1,723
F-Secure OYJ	7,159	18,645
Finnair OYJ (I)	3,281	12,898
Finnlines OYJ (I)	4,379	45,086
Fiskars Corp.	3,512	66,122

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
HK Ruokatalo OYJ	316	$1,938
Huhtamaki OYJ	5,884	61,524
Ilkka-Yhtyma OYJ	1,535	13,104
KCI Konecranes OYJ	4,353	87,396
Kemira OYJ	8,272	90,445
Lannen Tehtaat OYJ	696	13,260
M-Real OYJ (I)	44,242	90,659
Olvi OYJ	1,172	23,795
Oriola-KD OYJ	4,895	10,941
Orion OYJ, Series A (L)	4,469	90,580
Orion OYJ, Series B	11,531	232,117
Outotec OYJ	3,485	123,927
PKC Group OYJ	1,196	16,445
Poyry OYJ	2,864	22,442
Raisio OYJ	8,267	26,391
Ramirent OYJ	4,765	29,133
Rapala VMC OYJ	2,298	16,553
Rautaruukki OYJ	6,695	67,155
Ruukki Group OYJ (I)	8,977	11,757
Scanfil OYJ	3,574	9,968
Stockmann OYJ Abp, Series B	3,940	66,074
Tecnomen OYJ (I)	8,945	4,188
Tieto OYJ	4,223	53,261
Tikkurila OYJ	2,068	35,123
Uponor OYJ	4,437	36,470
Vacon OYJ	758	35,265
Vaisala OYJ	206	4,725
YIT OYJ	21,015	315,437

		2,208,736
France - 3.24%
ABC Arbitrage	1,686	14,040
Alten SA	894	24,096
Altran Technologies SA (I)	21,034	93,207
April Group SA	1,212	18,540
Archos SA (I)(L)	313	2,639
Artprice.comartprice.com (I)	66	2,032
Assystem SA	1,693	28,121
Beneteau SA	4,024	57,081
Boiron SA	699	19,060
Bongrain SA	189	12,028
Bourbon SA (L)	4,600	104,451
Boursorama (I)	743	6,365
Bull SA (I)	11,076	47,409
Canal Plus SA	4,707	27,689
Cegedim SA	385	11,757
Club Mediterranee SA (I)	1,227	21,132
Compagnie Plastic Omnium SA	1,499	35,305
Delachaux SA	1,025	112,411
Electricite de Strasbourg SA	81	10,407
Esso SAF	197	18,165
Etablissements Maurel et Prom SA	12,266	200,196
Eurofins Scientific	895	67,689
Financiere Marc de Lacharriere SA	961	35,403
GameLoft SA (I)	3,348	16,276
GFI Informatique SA (I)	7,671	29,638
GL Events SA	213	5,730
Groupe Steria SA	2,929	49,140
Guerbet SA	157	13,010
Guyenne & Gascogne SA	317	33,661
Haulotte Group (I)	1,924	16,333
Havas SA	35,098	127,928
IMS International Metal Service (I)	2,200	27,381
Infogrames Entertainment SA (I)	2,501	5,040
Ingenico SA	96	3,606

235

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Ipsen SA	383	$11,527
Ipsos SA (L)	3,356	108,384
Korian	170	3,305
Lafuma SA (I)	323	7,272
Laurent-Perrier SA	129	12,884
Lectra SA	2,262	14,948
Lisi SA	13	888
LVL Medical Groupe SA (I)	438	7,492
M6-Metropole Television SA	8,464	137,651
Manutan SA	162	9,130
Mersen	1,710	67,813
Naturex	5	331
Neopost SA	3,253	239,057
Nexans SA	2,042	118,616
Nexity SA	4,083	112,941
NicOx SA (I)	4,623	6,525
Norbert Dentressangle SA	576	44,299
NRJ Group	2,727	25,691
Orpea SA	2,102	85,226
Parrot SA (I)	1,095	22,417
Penauille Polyservices SA (I)	8,547	30,915
Pierre & Vacances SA	453	18,098
Rallye SA	2,613	75,067
Recylex SA (I)	3,196	13,804
Remy Cointreau SA	2,068	142,643
Robertet SA	135	21,576
Rubis SA	700	35,289
Saft Groupe SA	2,392	64,429
Seche Environnement	40	1,978
Sechilienne-Sidec SA	1,808	30,466
Sequana Capital	2,051	12,530
SOITEC (I)(L)	3,754	20,095
Somfy SA	280	70,662
Sopra Group SA	20	1,137
Spir Communication SA (I)	492	15,584
SR Teleperformance SA	5,894	125,456
Stef-TFE Group	1,149	51,245
Technicolor (I)	5,354	15,744
Theolia SA (I)(L)	9,586	11,977
Toupargel-Agrigel SA	539	7,759
Transgene SA (I)(L)	1,152	12,574
Trigano SA	1,753	32,071
UBISOFT Entertainment SA (I)	6,111	32,959
Vetoquinol SA	56	1,648
Viel & Compagnie SA	5,712	20,142
Vilmorin & Compagnie SA	710	69,343
Virbac SA	384	62,240
VM Materiaux SA	263	10,739

		3,341,533
Germany - 4.57%
Aareal Bank AG (I)	4,192	64,854
Adlink Internet Media AG (I)	1,638	5,120
Adva AG Optical Networking (I)	6,343	28,191
Agennix AG (I)	506	2,148
Air Berlin PLC (I)	4,881	17,700
Asian Bamboo AG (L)	1,159	18,270
Aurubis AG	5,323	269,723
Balda AG (I)	8,571	66,343
Bauer AG	162	3,690
BayWa AG	921	35,516
Bechtle AG	1,216	40,481
Bertrandt AG	193	9,141
Centrotherm Photovoltaics AG	812	16,800
Cewe Color Holding AG	385	14,504

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Comdirect Bank AG	2,391	$23,492
Compugroup Medical AG	448	5,343
Conergy AG (I)	7,393	2,863
CTS Eventim AG	1,134	33,768
Delticom AG	491	42,531
Deutsche Beteiligungs AG	423	8,413
Deutsche Wohnen AG	6,242	83,208
Deutz AG (I)	5,916	32,545
Dialog Semiconductor PLC (I)	4,253	72,176
Douglas Holding AG	2,559	101,117
Drillisch AG	7,508	72,792
Duerr AG	1,696	54,731
DVB Bank AG	6,310	201,201
ElringKlinger AG	3,656	84,721
Evotec AG (I)	16,036	48,278
Freenet AG	15,169	178,089
Fuchs Petrolub AG	1,845	73,394
Gerresheimer AG	3,110	128,807
Gerry Weber International AG	3,420	97,483
Gesco AG	295	23,014
GFK AG	324	12,032
Grenkeleasing AG	129	6,296
Hamburger Hafen und Logistik AG	2,240	62,140
Heidelberger Druckmaschinen AG (I)(L)	21,081	43,351
Indus Holding AG	1,623	40,337
IVG Immobilien AG (I)	8,262	28,510
IWKA AG (I)	2,152	37,969
Jenoptik AG (I)	3,285	20,373
Kloeckner & Company SE	11,220	136,990
Kontron AG	5,420	38,969
Krones AG	2,044	106,056
KWS Saat AG	206	38,240
Leoni AG	2,827	90,686
Manz Automation AG (I)	233	7,775
Medigene AG (I)	3,040	4,608
MLP AG	4,269	27,106
Muehlbauer Holding AG &
Company KGaA	156	5,340
MVV Energie AG	884	28,196
Nordex AG (I)(L)	2,657	13,125
Pfeiffer Vacuum Technology AG	173	15,069
Pfleiderer AG (I)	3,314	1,933
Phoenix Solar AG	547	5,975
Plambeck Neue Energien AG (L)	6,235	13,624
Praktiker A (L)	6,319	26,913
Premiere AG (I)	28,928	74,617
Q-Cells AG (I)(L)	7,201	5,573
QSC AG (I)	6,549	17,826
Rational AG	405	90,274
Rheinmetall AG	2,295	107,633
Rhoen-Klinikum AG	5,385	109,021
Sartorius AG	773	29,799
SGL Carbon AG (I)	5,711	300,002
Singulus Technologies AG (I)	13,358	43,130
Sixt AG	2,356	44,429
Solar Millennium AG (I)(L)	1,626	6,404
Solarworld AG (L)	11,677	48,171
Stada Arzneimittel AG	10,688	225,369
Stratec Biomedical Systems AG	563	22,019
Suss Microtec AG (I)	2,259	18,974
Symrise AG	4,862	112,969
Tag Immobilien AG (I)	287	2,292
TUI AG (I)	9,525	48,727
Vossloh AG	806	79,385
VTG AG	1,231	21,843

236

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Wacker Construction Equipment AG	2,763	$31,294
Wincor Nixdorf AG	5,765	259,195
Wire Card AG	10,022	153,796
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	55,024
Xing AG (I)	361	26,006

		4,705,832
Gibraltar - 0.14%
PartyGaming PLC	74,167	141,369
Greece - 0.67%
Aegean Airlines SA (I)	1,678	3,591
Agricultural Bank of Greece (I)	5,062	2,441
Alapis Holding Industrial and
Commercial SA of Pharmaceutical (I)	3,303	439
Alpha Bank AE (I)	7,465	13,259
Athens Stock Exchange SA	7,482	29,241
Athens Water Supply and
Sewage Company SA	2,538	10,321
Autohellas SA (I)	2,895	4,813
Bank of Attica SA (I)	6,737	3,405
Bank of Greece SA	1,882	44,413
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,314	4,422
EFG Eurobank Ergasias SA (I)	6,902	8,573
Folli Follie Group (I)	2,116	18,307
Forthnet SA (I)	8,037	2,019
Fourlis SA (I)	6,312	24,497
Frigoglass SA (I)	6,060	43,637
GEK Group of Companies SA	5,812	9,414
Geniki Bank SA (I)	1,852	710
Greek Postal Savings Bank SA (I)	12,594	12,899
Halcor SA (I)	4,634	4,511
Hellenic Petroleum SA	5,896	46,356
Hellenic Technodomiki Tev SA	11,183	21,743
Intracom Holdings SA (I)	10,218	3,395
Intracom SA Technical &
Steel Constructions SA (I)	3,610	2,349
Intralot SA-integrated Lottery Systems
& Services	2,796	3,241
J&P-Avax SA	614	595
Lambrakis Press SA (I)	2,696	433
Loulis Mills SA (I)	3,541	6,989
Marfin Investment Group SA (I)	72,043	22,900
Metka SA	3,097	23,167
Motor Oil Hellas Corinth Refineries SA	6,346	52,020
Mytilineos Holdings SA (I)	8,264	34,875
Nireus Aquaculture SA (I)	1,703	1,523
Piraeus Bank SA (I)	83,629	52,201
Piraeus Port Authority SA	710	8,537
Public Power Corp. SA	3,342	26,735
Sarantis SA (I)	3,860	10,410
Sidenor Steel Products
Manufacturing Company SA (I)	3,429	8,769
Terna Energy SA	4,140	10,660
Titan Cement Company SA	5,693	76,788
Viohalco SA (I)	6,720	29,974

		684,572
Hong Kong - 2.06%
Allied Group, Ltd.	26,000	65,439
Allied Properties HK, Ltd.	358,000	47,213
Apac Resources, Ltd. (I)	500,000	16,732
Asia Satellite Telecom
Holdings Company, Ltd.	2,500	4,815

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Associated International Hotels, Ltd.	44,000	$80,232
Bonjour Holdings, Ltd.	208,000	28,804
Bright International Group, Ltd. (I)	446,000	4,264
C Y Foundation Group, Ltd. (I)	300,000	4,507
Champion Technology Holdings, Ltd.	540,520	6,907
Chen Hsong Holdings, Ltd.	10,000	3,364
Cheuk Nang Holdings, Ltd.	3,114	1,054
China Energy
Development Holdings, Ltd. (I)	634,000	8,734
China Metal International Holdings, Inc.	12,000	1,978
China Public Procurement, Ltd. (I)	232,000	20,258
China Renji Medical Group, Ltd. (I)	1,332,000	10,263
China Resources and
Transportation Group, Ltd. (I)	800,000	32,003
China Sci-Tech Holdings, Ltd. (I)	2,210,240	27,020
China Solar Energy Holdings, Ltd. (I)	425,000	3,195
China WindPower Group, Ltd. (I)	440,000	20,427
China Yunnan Tin Minerals
Group Company, Ltd. (I)	342,000	1,449
Chong Hing Bank, Ltd.	11,000	19,420
Chuang’s Consortium International, Ltd.	118,948	9,320
Citic 1616 Holdings, Ltd.	112,000	21,182
CK Life Sciences
International Holdings, Inc.	42,000	1,711
CP Lotus, Corp. (I)	220,000	5,665
Cross-Harbour Holdings, Ltd.	18,000	14,457
CSI Properties, Ltd	520,000	11,098
Dickson Concepts International, Ltd.	35,000	16,568
Digitalhongkong.com (I)	1,003	117
DVN Holdings Company, Ltd.	112,000	3,807
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	80,000	11,465
Emperor International Holdings, Ltd.	177,333	25,049
eSun Holdings, Ltd. (I)	74,000	13,314
Eva Precision Industrial Holdings, Ltd.	152,000	37,768
Far East Consortium International, Ltd.	139,352	21,745
G-Resources Group, Ltd. (I)	1,182,000	57,877
Get Nice Holdings, Ltd.	394,000	16,981
Giordano International, Ltd.	208,000	135,863
Global Green Tech Group, Ltd. (I)	97,920	1,094
Glorious Sun Enterprises, Ltd.	64,000	20,247
Golden Resorts Group, Ltd.	356,000	35,028
Goldin Financial Holdings, Ltd. (I)	210,000	20,083
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Hannstar Board
International Holdings, Ltd.	50,000	7,335
Harbour Centre Development, Ltd.	46,000	46,945
HKR International, Ltd.	75,200	25,609
Hong Kong Ferry Holdings Company	29,000	22,490
Hongkong Chinese, Ltd.	4,000	557
Hung Hing Printing Group, Ltd.	82,000	18,964
Hutchison Harbour Ring, Ltd.	186,000	14,760
I.T, Ltd.	100,601	62,376
Imagi International Holdings, Ltd. (I)	106,250	2,577
K Wah International Holdings, Ltd.	168,000	33,224
Kantone Holdings, Ltd.	409,334	2,864
King Stone Energy Group, Ltd. (I)	61,000	9,133
Kowloon Development Company, Ltd.	43,000	36,607
Lee & Man Handbags Holding, Ltd.	60,000	3,289
Lee & Man Holding, Ltd.	60,000	32,206
Lippo China Resources, Ltd.	36,000	856
Liu Chong Hing Investment	16,000	12,948
Matsunichi
Communication Holdings, Ltd. (I)	57,000	18,464
Media Chinese International, Ltd.	110,000	29,663

237

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Melco International Development	8,000	$5,111
Midland Holdings, Ltd.	48,000	19,547
Mongolia Energy Company, Ltd. (I)	122,000	7,874
Natural Beauty Bio-Technology, Ltd.	20,000	2,853
Neo-Neon Holdings, Ltd.	39,500	6,028
New Times Energy Corp., Ltd. (I)	526,000	4,350
NewOcean Energy Holdings, Ltd.	34,000	6,483
Norstar Founders Group, Ltd. (I)	244,000	22,873
Pacific Andes International Holdings, Ltd.	145,781	12,812
Pacific Basin Shipping, Ltd.	105,000	40,757
Pacific Century
Premium Developments, Ltd. (I)	85,000	10,961
Pacific Textile Holdings, Ltd.	90,000	45,691
Paliburg Holdings, Ltd.	50,000	15,567
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Innovation, Ltd.	186,000	19,411
Pico Far East Holdings, Ltd.	100,000	15,351
Playmates Holdings, Ltd.	31,800	8,256
Playmates Toys Ltd. (I)	15,900	584
Png Resources Holdings, Ltd. (I)	888,000	15,395
Polytec Asset Holdings, Ltd.	150,000	10,332
PYI Corp., Ltd.	372,000	11,922
Regal Hotels International Holdings, Ltd.	56,000	15,329
Samling Global, Ltd.	360,000	17,856
SEA Holdings, Ltd.	4,000	1,747
Shun Tak Holdings, Ltd.	166,000	58,697
Sing Tao News Corp., Ltd.	114,000	14,167
Singamas Container Holdings, Ltd.	158,000	25,124
Sino-Tech International Holdings, Ltd. (I)	440,000	4,344
Skyfame Realty Holdings, Ltd. (I)	216,000	22,228
SOCAM Development, Ltd.	16,674	14,449
Solomon Systech International, Ltd. (I)	254,000	5,011
South China (china), Ltd.	256,000	15,451
Sun Hung Kai & Company, Ltd.	13,000	6,480
Tack Fat Group International, Ltd. (I)	2,720	52
TAI Cheung Holdings, Ltd.	59,000	38,923
Taifook Securities Group, Ltd.	22,399	6,150
Theme International Holdings, Ltd. (I)	90,000	2,851
Titan Petrochemicals Group, Ltd. (I)	500,000	21,944
Transport International Holdings, Ltd.	19,200	39,018
United Power Investment, Ltd. (I)	784,000	8,879
Upbest Group, Ltd.	148,000	17,675
USI Holding Corp.	104,000	30,406
Victory City International Holdings, Ltd.	99,526	7,276
Vitasoy International Holdings, Ltd.	102,000	65,033
Vongroup, Ltd. (I)	210,000	871
VST Holdings Company, Ltd. (I)	96,000	9,252
Wah Nam International Holdings, Ltd. (I)	752,840	67,976
Wai Kee Holdings, Ltd.	68,000	10,478
Winteam Pharmaceutical Group, Ltd. (I)	106,000	14,838
Ygm Trading, Ltd.	11,000	21,222
Yugang International, Ltd.	312,000	1,672

		2,116,941
Ireland - 1.23%
Aer Lingus (I)	15,850	14,047
Allied Irish Banks PLC -
London Exchange (I)	83,104	4,430
Beazley PLC	57,792	104,615
C&C Group PLC	31,161	117,483
Charter International PLC	10,784	144,807
DCC PLC	6,369	159,780
FBD Holdings PLC	1,839	15,929
Glanbia PLC (Dublin Exchange)	11,290	67,101
Grafton Group PLC	18,960	67,491

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Greencore Group PLC	24,808	$21,361
IFG Group PLC	10,694	17,829
Independent News & Media PLC (I)	11,035	3,537
Irish Continental Group PLC	1,120	21,428
Kingspan Group PLC	10,256	85,605
Paddy Power PLC	5,842	300,602
Smurfit Kappa Group PLC (I)	10,583	63,035
United Drug PLC	20,187	62,034

		1,271,114
Isle Of Man - 0.02%
Hansard Global PLC	6,816	17,414
Israel - 0.53%
Africa Israel Investments, Ltd. (I)	4,192	12,152
Alvarion, Ltd. (I)	3,666	3,801
Clal Biotechnology Industries, Ltd. (I)	3,326	13,798
Clal Industries & Investments, Ltd.	6,262	26,305
Clal Insurance Enterprise Holdings, Ltd.	2,775	39,608
Delek Automotive Systems, Ltd.	2,309	16,570
First International Bank of Israel, Ltd. (I)	3,533	35,770
Frutarom Industries, Ltd.	2,382	20,208
Gilat Satellite Networks, Ltd. (I)	900	2,794
Given Imaging, Ltd. (I)	307	4,762
Hadera Paper, Ltd. (I)	244	9,882
Harel Insurance Investments, Ltd.	621	24,287
Hot Telecommunication System, Ltd. (I)	648	8,139
Israel Discount Bank, Ltd. (I)	638	935
Ituran Location & Control, Ltd.	1,195	14,050
Jerusalem Oil Exploration (I)	255	3,231
Mellanox Technologies, Ltd. (I)	741	22,046
Menorah Mivtachim Holdings, Ltd. (I)	1,766	13,885
Oil Refineries, Ltd. (I)	124,398	59,538
Ormat Industries, Ltd.	7,009	39,640
Paz Oil Company, Ltd.	378	47,289
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	20,342
Retalix, Ltd. (I)	404	5,447
Shikun & Binu, Ltd.	11,140	20,446
Strauss Group, Ltd.	2,935	37,268
Super-Sol, Ltd.	9,143	36,661
The Phoenix Holdings, Ltd.	2,821	6,484

		545,338
Italy - 2.45%
ACEA SpA	8,580	68,905
Aedes SpA (I)	75,645	9,382
Amplifon SpA	9,264	45,384
Ansaldo STS SpA	7,655	75,867
Astaldi SpA	4,499	24,877
Azimut Holding SpA	15,042	103,718
Banca Generali SpA	1,570	14,868
Banca Popolare Dell’emilia
Romagna SCRL (L)	2,605	25,415
Banca Popolare dell’Etruria e del
Lazio SpA (I)	7,181	14,468
Banca Popolare di Milano SpA (L)	31,554	78,548
Banca Popolare di Sondrio SCRL	6,798	49,478
Benetton Group SpA	6,037	34,526
Biesse SpA (I)	3,189	11,337
Brembo SpA	2,573	22,679
Buongiorno SpA (I)	6,447	7,685
Buzzi Unicem SpA (I)	4,611	37,165
Caltagirone SpA	2,499	5,169
Cementir SpA	9,230	19,749
CIR-Compagnie Industriali Riunite SpA	62,501	117,454

238

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Credito Artigiano SpA	7,592	$9,197
Credito Emiliano SpA	9,474	37,450
Danieli & C Officine Meccaniche SpA (L)	2,311	47,504
DeA Capital SpA (I)	4,665	9,596
DiaSorin SpA	3,279	120,976
Digital Multimedia Technologies SpA (I)	1,816	38,034
Engineering Ingegneria Informatica SpA	449	12,787
ERG SpA	7,480	83,240
Esprinet SpA	3,554	14,849
Eurotech SpA (I)	1,562	3,671
Fondiaria-Sai SpA (I)	4,848	10,081
Gemina SpA (I)	54,600	43,970
Geox SpA	8,390	30,456
Gruppo Editoriale L’Espresso SpA	35,685	56,677
Hera SpA	59,429	89,975
Immsi SpA	24,591	19,077
Impregilo SpA	36,254	89,508
Indesit Company SpA	2,066	12,832
Interpump SpA	6,839	38,809
Iren SpA	34,401	40,249
Italcementi SpA (L)	5,020	29,979
Italmobiliare SpA	827	22,145
Juventus Football Club SpA (I)	4,630	4,495
KME Group SpA	27,631	10,346
Landi Renzo SpA	3,939	7,806
Lottomatica SpA (I)	5,852	91,322
Maire Tecnimont SpA	12,753	10,534
Marr SpA	4,504	46,587
Milano Assicurazioni SpA (I)	24,455	10,959
Mondadori (Arnoldo) Editore SpA	12,613	26,715
Piaggio & C SpA	17,916	57,329
Piccolo Credito Valtellinese SCRL	22,689	67,903
Prelios SpA (I)	44,428	12,336
Premafin Finanziaria SpA (I)	12,050	4,439
Recordati SpA	14,439	125,536
Risanamento SpA (I)	17,964	2,761
Safilo Group SpA (I)	1,868	14,622
Saras SpA (I)	17,735	24,038
Save SpA	841	7,476
Seat Pagine Gialle SpA (I)	131,159	6,805
Societa Iniziative Autostradali e
Servizi SpA	5,263	40,536
Societa’ Cattolica di Assicurazioni SCRL	4,549	98,149
Sogefi SpA	3,551	10,056
Sol SpA	2,802	17,919
Sorin SpA (I)	38,164	83,104
Telecom Italia Media SpA (I)	95,662	20,382
Trevi Finanziaria SpA	2,230	22,660
Unipol Gruppo Finanziario SpA, ADR (I)	61,265	25,857
Vittoria Assicurazioni SpA	2,112	8,169
Yoox Spa (I)	3,137	40,132

		2,526,709
Japan - 26.57%
Accordia Golf Company, Ltd.	79	61,736
Achilles Corp.	18,000	26,984
Adeka Corp.	8,700	92,962
Aderans Company, Ltd. (I)	3,500	32,449
Advan Company, Ltd.	1,800	17,148
Aeon Delight Company, Ltd.	2,100	44,983
Aeon Fantasy Company, Ltd.	1,600	24,574
Ahresty Corp.	2,300	14,944
AI Holdings Corp.	3,400	14,172
Aica Kogyo Company, Ltd.	5,300	75,836
Aichi Bank, Ltd.	900	56,608

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Aichi Corp.	3,200	$13,156
Aichi Machine Industry Company, Ltd.	8,000	25,203
Aichi Steel Corp.	10,000	59,245
Aida Engineering, Ltd.	7,500	35,949
Aiphone Company, Ltd.	1,300	25,047
Airport Facilities Company, Ltd.	2,900	11,982
Aisan Industry Company, Ltd.	2,500	21,925
Akebono Brake Industry Company, Ltd.	4,200	21,636
Akita Bank, Ltd.	15,000	48,890
Alpen Company, Ltd.	1,700	31,466
Alpha Systems, Inc.	700	11,152
Alpine Electronics, Inc.	3,300	42,366
Amano Corp.	6,700	60,080
Amiyaki Tei Company., Ltd.	5	12,335
Ando Corp.	10,000	13,239
Anritsu Corp. (L)	10,000	110,624
AOC Holdings, Inc.	4,400	24,778
AOKI Holdings, Inc.	2,000	30,668
Aomori Bank, Ltd.	24,000	83,069
Aoyama Trading Company, Ltd.	5,100	88,206
Arakawa Chemical Industries, Ltd.	1,900	17,760
Arc Land Sakamoto Company, Ltd.	1,200	23,716
Arcs Company, Ltd.	3,500	69,961
Ariake Japan Company, Ltd.	1,900	38,513
Arisawa Manufacturing Company, Ltd.	3,300	15,782
Arnest One Corp.	3,000	30,929
AS ONE CORP.	1,400	29,272
Asahi Company, Ltd.	1,500	36,001
Asahi Diamond Industrial Company, Ltd.	5,000	69,484
Asahi Holdings, Inc.	2,500	52,954
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	16,656
ASATSU-DK, Inc.	2,300	63,169
ASKA Pharmaceutical Company, Ltd.	3,000	25,134
ASKUL Corp.	2,100	30,045
Atom Corp. (I)(L)	14,100	49,210
Atsugi Company, Ltd.	19,000	22,757
Autobacs Seven Company, Ltd.	700	31,307
Avex Group Holdings, Inc.	3,400	41,386
Bando Chemical Industries, Ltd.	8,000	30,289
Bank of Iwate, Ltd.	1,400	69,924
Bank of Nagoya, Ltd.	17,000	59,073
Bank of Okinawa, Ltd.	2,100	96,858
Bank of Saga, Ltd.	15,000	41,082
Bank of the Ryukyus, Ltd.	4,800	65,356
Belc Company, Ltd.	1,400	21,034
BIC Camera, Inc. (L)	33	17,868
BML, Inc.	1,400	36,075
Bookoff Corp.	1,700	15,195
BSL Corp. (I)	600	779
Bunka Shutter Company, Ltd.	5,000	15,394
CAC Corp.	1,500	12,295
Can Do Company, Ltd.	16	16,922
Canon Electronics, Inc.	1,700	47,805
Cawachi, Ltd.	2,000	39,446
Central Glass Company, Ltd.	19,000	92,413
Chi Group Company, Ltd. (I)	2,700	9,808
Chino Corp.	2,000	5,332
Chiyoda Company, Ltd.	2,600	43,563
Chiyoda Integre Company, Ltd.	1,400	19,411
Chofu Seisakusho Company, Ltd.	2,100	59,897
Chori Company, Ltd.	17,000	19,620
Chubu Shiryo Company, Ltd.	2,000	12,800
Chudenko Corp.	2,600	33,803
Chuetsu Pulp & Paper Company, Ltd.	10,000	15,958

239

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chugai Mining Company, Ltd. (I)	34,900	$8,996
Chugai Ro Company, Ltd.	5,000	16,522
Chugoku Marine Paints, Ltd.	6,000	43,681
Chukyo Bank, Ltd.	9,000	23,541
Chuo Denki Kogyo Company, Ltd.	2,200	8,591
Circle K Sunkus Company, Ltd.	5,500	92,438
CKD Corp.	5,400	31,784
Clarion Company, Ltd. (I)	5,000	8,169
Cleanup Corp.	2,100	13,081
CMK Corp. (I)	5,400	21,912
Coca-Cola Central Japan Company, Ltd.	1,400	19,704
Cocokara Fine Holdings, Inc.	1,540	42,042
Colowide Company, Ltd.	3,500	22,777
COMSYS Holdings Corp.	200	1,968
Corona Corp.	1,600	29,784
Cosel Company, Ltd.	1,200	17,995
Cosmos Pharmaceutical Corp.	600	30,856
CSK Corp. (I)(L)	9,500	36,344
Cybozu, Inc.	48	10,324
D.G. Roland Corp.	1,400	14,973
Dai Nippon Toryo Company, Ltd.	12,000	12,893
Dai-Dan Company, Ltd.	2,000	14,064
Daibiru Corp.	5,200	36,427
Daido Metal Company, Ltd.	4,000	46,014
Daidoh, Ltd.	2,000	22,404
Daifuku Company, Ltd.	6,500	34,840
Daihen Corp.	8,000	30,419
Daiichi Chuo Kisen Kaisha, Ltd. (I)	8,000	10,085
Daiichi Jitsugyo Company, Ltd.	4,000	17,728
Daiichi Kigenso Kagaku-
Kogyo Company, Ltd.	400	17,760
Daiken Corp.	9,000	30,517
Daikoku Denki Company, Ltd.	800	7,186
Daikyo, Inc. (I)	19,000	30,549
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	35,791
Daio Paper Corp.	7,000	64,925
Daisan Bank, Ltd.	17,000	41,489
Daiseki Company, Ltd. (L)	2,900	57,280
Daishi Bank, Ltd.	27,000	92,152
Daiso Company, Ltd.	7,000	23,699
Daisyo Corp.	1,300	15,848
Daiwa Industries, Ltd.	4,000	20,573
Daiwabo Holdings Company, Ltd.	17,000	37,896
DCM Japan Holdings Company, Ltd.	7,700	67,154
Denki Kogyo Company, Ltd.	7,000	28,082
Denyo Company, Ltd.	1,700	21,127
Descente, Ltd.	4,000	22,851
Doshisha Company, Ltd.	1,200	34,547
Doutor Nichires Holdings Company, Ltd.	2,900	36,631
Dr. Ci:Labo Company, Ltd.	21	135,391
DTS Corp.	1,700	21,110
Duskin Company, Ltd.	6,000	122,257
Dwango Company, Ltd.	12	21,707
Dydo Drinco, Inc.	1,200	46,407
Eagle Industry Company, Ltd.	2,000	21,791
Earth Chemical Company, Ltd.	1,600	59,504
EDION Corp.	6,100	50,940
Ehime Bank, Ltd.	18,000	55,305
Eighteenth Bank, Ltd.	20,000	60,459
Eiken Chemical Company, Ltd.	1,400	18,649
Eizo Nanao Corp.	1,500	32,899
Elematec Corp. (L)	2,000	34,718
Enplas Corp.	1,200	23,427
EPS Company, Ltd.	14	31,834

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Espec Corp.	1,600	$10,860
F&A Aqua Holdings, Inc.	2,400	24,456
Fancl Corp.	2,600	37,387
FCC Company, Ltd.	2,800	58,110
FDK Corp. (I)	9,000	10,446
Felissimo Corp.	900	12,789
Foster Electric Company, Ltd.	2,100	24,804
FP Corp.	1,600	113,837
France Bed Holdings Company, Ltd.	11,000	18,108
Fuji Company, Ltd.	2,100	50,344
Fuji Corp., Ltd.	100	486
Fuji Electronics Company, Ltd.	1,800	26,703
Fuji Kyuko Company, Ltd.	5,000	32,008
Fuji Oil Company, Ltd.	6,700	110,498
Fuji Seal International, Inc.	1,700	33,196
Fuji Software ABC, Inc.	1,800	29,462
Fujibo Holdings, Inc.	7,000	15,073
Fujicco Company, Ltd.	2,000	26,722
Fujikura Kasei Company, Ltd.	2,000	9,987
Fujimi, Inc.	1,200	14,238
Fujimori Kogyo Company, Ltd.	1,600	28,229
Fujita Kanko, Inc.	7,000	25,392
Fujitec Company, Ltd.	5,000	26,942
Fujitsu General, Ltd.	6,000	35,375
Fujiya Company, Ltd. (I)	6,000	11,595
Fukui Bank, Ltd.	23,000	76,380
Fukushima Bank, Ltd. (I)	21,000	10,549
Funai Consulting Company, Ltd.	3,300	22,415
Funai Electric Company, Ltd.	2,600	50,543
Furukawa Company, Ltd. (I)	27,000	26,275
Furukawa-Sky Aluminum Corp.	9,000	25,385
Fuso Pharmaceutical Industries, Ltd.	5,000	14,805
Futaba Corp.	2,900	59,327
Futaba Industrial Company, Ltd.	3,400	26,107
Future System Consulting Corp.	2	861
Fuyo General Lease Company, Ltd.	1,700	62,604
Gakken Company, Ltd.	7,000	15,392
Geo Corp.	41	49,152
GLOBERIDE, Inc.	10,000	11,609
GMO Internet, Inc.	3,800	15,037
Godo Steel, Ltd.	16,000	36,218
Goldcrest Company, Ltd.	2,190	40,383
Goldwin, Inc.	6,000	19,927
Gulliver International Company, Ltd.	550	24,058
Gun-Ei Chemical Industry Company, Ltd.	4,000	11,719
Gunze, Ltd.	13,000	42,534
H20 Retailing Corp.	8,000	63,762
Hakuto Company, Ltd.	1,300	12,441
Hamakyorex Company, Ltd.	500	15,373
Hanwa Company, Ltd.	14,000	63,088
Harashin Narus Holdings Company, Ltd.	1,300	21,105
Harima Chemicals Inc.	2,000	18,381
Heiwa Real Estate Company, Ltd.	17,500	37,385
Heiwado Company, Ltd.	2,000	27,213
Hibiya Engineering, Ltd.	2,400	27,209
Hiday Hidaka Corp.	1,100	17,727
Higashi-Nippon Bank, Ltd.	17,000	37,182
Higo Bank, Ltd.	20,000	120,320
Hikari Tsushin, Inc.	1,900	44,942
Hioki Ee Corp.	500	10,293
HIS Company, Ltd.	1,800	53,062
Hisaka Works, Ltd.	2,000	22,360
Hitachi Cable, Ltd. (I)	21,000	54,506
Hitachi Koki Company, Ltd.	5,700	42,625
Hitachi Kokusai Electric, Inc.	3,000	19,258

240

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hitachi Medical Corp.	2,000	$21,982
Hitachi Tool Engineering, Ltd.	2,200	23,424
Hitachi Zosen Corp.	47,000	69,688
Hochiki Corp.	3,000	15,951
Hodogaya Chemical Company, Ltd.	7,000	25,402
Hogy Medical Company, Ltd.	1,200	55,480
Hokkaido Gas Company, Ltd.	3,000	10,927
Hokkan Holdings, Ltd.	5,000	16,661
Hokuetsu Bank, Ltd.	21,000	45,321
Hokuetsu Paper Mills, Ltd.	14,000	100,441
Hokuto Corp.	1,600	37,153
Honeys Company, Ltd.	1,350	19,440
Horiba, Ltd.	2,500	75,583
Hosiden Corp.	6,500	46,085
Hosokawa Micron Corp.	3,000	13,445
Howa Machinery, Ltd. (I)	19,000	14,593
Hyakujushi Bank, Ltd.	24,000	109,422
IBJ Leasing Company, Ltd.	1,900	45,742
Ichibanya Company, Ltd.	600	18,777
Ichikoh Industries, Ltd. (I)	4,000	7,088
Ichiyoshi Securities Company, Ltd.	4,000	23,655
ICOM, Inc.	1,000	25,579
IDEC Corp.	2,500	26,977
Ihara Chemical Industry Company, Ltd.	5,000	19,054
Iino Kaiun Kaisha, Ltd.	5,200	27,364
Ikegami Tsushinki Company, Ltd. (I)	12,000	7,457
Imasen Electric Industrial	1,700	23,625
Imperial Hotel, Ltd.	900	21,065
Inaba Denki Sangyo Company, Ltd.	1,600	49,112
Inaba Seisakusho Company, Ltd.	1,300	15,342
Inabata & Company, Ltd.	5,100	29,003
Inageya Company, Ltd.	5,000	60,744
Ines Corp.	2,700	18,081
Intage, Inc.	800	16,337
Internet Initiative Japan, Inc.	12	55,961
Inui Steamship Company, Ltd.	2,500	9,593
Iseki & Company, Ltd. (I)	12,000	29,353
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	38,735
IT Holdings Corp.	6,500	62,757
ITC Networks Corp.	3,200	20,476
Itochu Enex Company, Ltd.	5,900	34,263
Itochu-Shokuhin Company, Ltd.	600	22,573
Itoham Foods, Inc.	12,000	44,487
Iwatani International Corp.	11,000	37,356
Izumiya Company, Ltd.	9,000	41,705
J-Oil Mills, Inc.	9,000	28,343
Jalux, Inc.	1,400	13,782
Japan Aviation Electronics Industry, Ltd.	4,000	26,770
Japan Cash Machine Company, Ltd.	2,000	18,363
Japan Digital Laboratory Company, Ltd.	2,200	25,414
Japan Pulp & Paper Company, Ltd.	6,000	22,733
Japan Pure Chemical Company, Ltd.	4	10,785
Japan Transcity Corp., Ltd.	5,000	16,166
Japan Wool Textile Company, Ltd.	8,000	71,730
Jastec Company, Ltd.	400	2,591
JBCC Holdings, Inc.	1,900	14,063
Jeol, Ltd.	6,000	17,031
JFE Shoji Holdings, Inc.	11,000	48,366
JMS Company, Ltd.	1,000	3,504
Joban Kosan Company, Ltd. (I)	10,000	10,890
Joshin Denki Company, Ltd.	3,000	34,945
JSP Corp.	2,600	44,838
Juki Corp.	10,000	18,956
JVC Kenwood Holdings, Ltd. (I)(L)	9,070	36,064
kabu.com Securities Company, Ltd.	5,800	16,057

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kadokawa Holdings, Inc. (L)	2,000	$69,365
Kaga Electronics Company, Ltd.	2,700	28,832
Kaken Pharmaceutical Company, Ltd.	6,000	83,736
Kameda Seika Company, Ltd.	1,800	36,153
Kamei Corp.	4,000	26,966
Kanamoto Company, Ltd.	3,000	20,877
Kandenko Company, Ltd.	7,000	32,658
Kanematsu Corp. (I)	40,000	34,261
Kanematsu Electronics, Ltd.	2,300	24,128
Kanto Auto Works, Ltd.	2,900	24,918
Kanto Denka Kogyo Company, Ltd.	4,000	19,474
Kanto Natural Gas Development, Ltd.	3,000	16,341
Kanto Tsukuba Bank, Ltd.	5,700	21,182
Kappa Create Company, Ltd.	1,200	26,722
Kasumi Company, Ltd.	4,200	28,326
Katakura Industries Company, Ltd.	2,100	21,581
Kato Sangyo Company, Ltd.	3,300	78,513
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	12,496
Keiyo Company, Ltd. (L)	3,600	22,560
Kenedix, Inc. (I)	152	18,304
KEY Coffee, Inc.	1,800	36,244
Kimoto Company, Ltd.	1,500	11,227
Kimura Chemical Plants Company, Ltd.	1,600	6,564
Kinki Sharyo Company, Ltd.	3,000	10,719
Kintetsu World Express, Inc.	1,300	37,059
Kinugawa Rubber
Industrial Company, Ltd. (L)	6,000	50,055
Kisoji Company, Ltd.	2,000	37,649
Kissei Pharmaceutical Company, Ltd.	3,000	65,572
Kita-Nippon Bank, Ltd.	700	19,325
Kitz Corp.	10,000	50,313
Kiyo Holdings, Inc.	53,000	81,974
Koa Corp.	3,300	35,560
Koatsu Gas Kogyo Company, Ltd.	3,000	19,502
Kohnan Shoji Company, Ltd.	2,800	49,254
Kohsoku Corp.	1,800	15,894
Kojima Company, Ltd.	3,100	21,812
Kokuyo Company, Ltd.	8,300	66,511
Komatsu Seiren Company, Ltd.	2,000	9,747
Komatsu Wall Industry Company, Ltd.	1,000	8,928
Komeri Company, Ltd.	1,800	58,854
Komori Corp.	6,300	41,467
Konishi Company, Ltd.	1,700	25,883
Kose Corp.	1,500	38,121
Kourakuen Corp.	1,200	18,088
KRS Corp.	900	10,291
Kumagai Gumi Company, Ltd. (I)	17,000	14,564
Kumiai Chemical Industry Company, Ltd.	4,000	14,121
Kura Corp.	800	10,571
Kurabo Industries, Ltd.	22,000	43,757
Kureha Corp.	14,000	60,407
Kurimoto, Ltd.	10,000	15,526
Kuroda Electric Company, Ltd.	3,100	36,821
Kyodo Printing Company, Ltd.	8,000	19,822
Kyodo Shiryo Company, Ltd.	8,000	9,037
Kyoei Steel, Ltd.	1,100	18,425
Kyokuto Securities Company, Ltd.	3,000	21,072
Kyokuyo Company, Ltd.	9,000	21,335
Kyorin Company, Ltd.	4,000	83,332
Kyoritsu Maintenance Company, Ltd.	1,200	19,951
Kyosan Electric
Manufacturing Company, Ltd.	6,000	31,450
Kyowa Exeo Corp.	6,700	64,063
Kyudenko Corp.	4,000	27,364

241

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Laox Company, Ltd. (I)	21,000	$10,446
Lec, Inc.	700	14,150
Leopalace21 Corp. (I)(L)	15,500	33,794
Life Corp.	3,800	77,293
Macnica, Inc.	1,300	27,745
Maeda Corp.	10,000	37,214
Maeda Road Construction Company, Ltd.	5,000	54,830
Maezawa Kasei Industries Company, Ltd.	1,100	12,119
Maezawa Kyuso Industries Company, Ltd.	1,500	20,220
Makino Milling Machine Company, Ltd.	8,000	46,946
Mandom Corp.	1,400	41,611
Mars Engineering Corp.	700	11,719
Marubun Corp.	3,300	13,676
Marudai Food Company, Ltd.	12,000	44,105
Maruetsu, Inc.	6,000	20,856
Maruha Group, Inc.	27,385	53,753
Marusan Securities Company, Ltd.	7,800	32,025
Maruwa Company, Ltd.	1,100	46,744
Maruzen Showa Unyu Company, Ltd.	6,000	22,480
Matsuda Sangyo Company, Ltd.	1,400	21,214
Matsuya Company, Ltd. (I)	2,800	17,978
Matsuya Foods Company, Ltd.	700	13,513
Max Company, Ltd.	5,000	64,803
Maxvalu Tokai Company, Ltd.	1,400	18,621
Megachips Corp.	1,800	25,372
Megane Top Company, Ltd.	3,600	37,369
Megmilk Snow Brand Company, Ltd.	4,800	98,377
Meidensha Corp.	17,000	63,077
Meiji Shipping Company, Ltd.	3,100	9,133
Meiko Network Japan Company, Ltd.	3,100	29,868
Meitec Corp.	3,100	59,185
Meito Sangyo Company, Ltd.	900	11,905
Meiwa Estate Company, Ltd.	2,300	10,909
Melco Holdings, Inc.	1,200	37,326
Michinoku Bank, Ltd.	14,000	30,359
Mikuni Coca-Cola Bottling Company, Ltd.	3,300	30,023
Milbon Company, Ltd.	880	27,508
Mimasu Semiconductor
Industry Company, Ltd.	1,400	13,056
Minato Bank, Ltd.	16,000	30,414
Ministop Company, Ltd.	1,800	33,851
Mirait Holdings Corp.	5,440	43,116
Misawa Homes Company, Ltd. (I)	3,600	23,830
Mitsuba Corp.	4,000	32,430
Mitsubishi Kakoki Kaisha, Ltd.	7,000	14,227
Mitsubishi Paper Mills, Ltd. (I)	37,000	36,083
Mitsubishi Pencil Company, Ltd.	2,500	46,083
Mitsubishi Steel
Manufacturing Company, Ltd.	16,000	45,567
Mitsuboshi Belting Company, Ltd.	6,000	33,758
Mitsui High-Tec, Inc.	2,200	10,662
Mitsui Home Company, Ltd.	3,000	15,580
Mitsui Knowledge Industry Company, Ltd.	90	12,545
Mitsui Matsushima Company, Ltd.	10,000	17,453
Mitsui Mining Company, Ltd.	18,000	23,323
Mitsui Sugar Company, Ltd.	8,000	33,834
Mitsui-Soko Company, Ltd.	9,000	34,803
Mitsuuroko Company, Ltd.	3,200	21,494
Miura Company, Ltd.	2,600	76,017
Miyazaki Bank, Ltd.	14,000	33,092
Miyoshi Oil & Fat Company, Ltd.	9,000	12,919
Mizuho Financial Group, Inc.	17,360	25,074
Mizuno Corp.	7,000	36,212
Mochida Pharmaceutical Company, Ltd.	7,000	80,039
Modec, Inc.	1,100	19,448

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Monex Group, Inc.	78	$12,059
Mori Seiki Company, Ltd.	7,900	70,820
Morinaga & Company, Ltd.	14,000	34,999
Morinaga Milk Industry Company, Ltd.	14,000	61,857
Morita Corp.	3,000	17,795
MOS Food Services, Inc.	1,800	36,718
Moshi Moshi Hotline, Inc.	4,400	42,934
Mr. Max Corp.	3,200	13,070
Musashi Seimitsu Industry Company, Ltd.	2,400	57,644
Musashino Bank, Ltd.	3,800	135,752
Nachi-Fujikoshi Corp.	11,000	53,457
Nagaileben Company, Ltd.	1,800	27,397
Nagano Bank, Ltd.	8,000	18,370
Nagatanien Company, Ltd.	2,000	22,989
Nakamuraya Company, Ltd.	3,000	16,331
Nakayama Steel Works, Ltd. (I)	11,000	12,403
NEC Fielding, Ltd.	1,200	15,227
NEC Leasing, Ltd.	800	10,795
NEC Mobiling, Ltd.	700	25,205
NEC Networks & System Integration Corp.	2,700	42,341
Net One Systems Company, Ltd.	44	115,618
Neturen Company, Ltd.	3,800	32,179
Nice Corp.	6,000	13,056
Nichias Corp.	7,000	40,661
Nichicon Corp.	4,600	55,404
Nichiden Corp.	700	24,462
Nichiha Corp.	2,400	26,894
Nichii Gakkan Company, Ltd.	5,000	56,439
NICHIREI Corp.	18,000	82,998
Nichireki Company, Ltd.	3,000	15,773
Nidec Copal Corp.	1,200	13,772
Nidec Tosok Corp.	3,000	37,039
Nifco, Inc.	4,700	120,461
Nihon Chouzai Company, Ltd.	710	26,348
Nihon Dempa Kogyo Company, Ltd.	1,800	20,047
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,285
Nihon Kohden Corp.	3,600	96,806
Nihon M&A Center, Inc.	4	22,906
Nihon Nohyaku Company, Ltd.	4,000	19,032
Nihon Parkerizing Company, Ltd.	4,000	56,479
Nihon Shokuhin Kako Company, Ltd.	2,000	10,490
Nihon Unisys, Ltd.	5,100	28,570
Nihon Yamamura Glass Company, Ltd.	10,000	27,059
Nikkiso Company, Ltd.	6,000	53,113
Nippo Corp.	5,000	43,941
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	33,203
Nippon Carbon Company, Ltd.	12,000	37,703
Nippon Ceramic Company, Ltd.	2,100	41,267
Nippon Chemi-Con Corp.	11,000	39,385
Nippon Chemical Industrial Company, Ltd.	7,000	13,089
Nippon Denko Company, Ltd.	4,000	21,108
Nippon Densetsu Kogyo Company, Ltd.	5,000	53,410
Nippon Fine Chemical Company, Ltd.	1,800	12,128
Nippon Flour Mills Company, Ltd.	13,000	63,172
Nippon Formula Feed
Manufacturing Company, Ltd. (I)	11,000	15,622
Nippon Gas Company, Ltd.	3,000	57,707
Nippon Kanzai Company, Ltd.	800	15,389
Nippon Kasei Chemical Company, Ltd.	9,000	18,186
Nippon Koei Company, Ltd.	8,000	29,119
Nippon Konpo Unyu Soko Company, Ltd.	6,000	74,439
Nippon Koshuha Steel Company, Ltd.	8,000	9,301
Nippon Light Metal Company, Ltd.	43,000	70,540
Nippon Metal Industry Company, Ltd. (I)	10,000	9,561

242

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Road Company, Ltd.	7,000	$18,731
Nippon Seiki Company, Ltd.	4,000	43,518
Nippon Sharyo, Ltd.	8,000	34,111
Nippon Shinyaku Company, Ltd.	4,000	51,447
Nippon Signal Company, Ltd.	2,700	21,055
Nippon Soda Company, Ltd.	16,000	72,165
Nippon Suisan Kaisha, Ltd.	15,600	58,880
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	15,617
Nippon System
Development Company, Ltd.	3,100	25,324
Nippon Thompson Company, Ltd.	8,000	47,933
Nippon Valqua Industries, Ltd.	8,000	21,416
Nippon Yakin Kogyo Company, Ltd. (I)	11,000	18,344
Nipro Corp. (L)	6,800	64,087
Nishimatsu Construction Company, Ltd.	29,000	45,232
Nishimatsuya Chain Company, Ltd.	5,100	40,963
Nissan Shatai Company, Ltd.	9,000	73,567
Nissen Holdings Company, Ltd.	3,100	20,483
Nisshin Fudosan Company, Ltd.	2,900	14,922
Nisshin Oillio Group, Ltd.	13,000	62,295
Nissin Corp.	8,000	19,937
Nissin Electric Company, Ltd.	2,000	14,936
Nissin Kogyo Company, Ltd.	2,100	31,315
Nissui Pharmaceutical Company, Ltd.	1,600	14,370
Nitta Corp.	2,300	49,039
Nittan Valve Company, Ltd.	1,200	4,172
Nittetsu Mining Company, Ltd.	6,000	24,718
Nitto Boseki Company, Ltd.	22,000	67,243
Nitto Kogyo Corp.	3,400	45,987
Nitto Kohki Company, Ltd.	1,000	24,419
Noevir Holdings Company, Ltd.	1,600	18,225
NOF Corp.	16,000	83,713
Nohmi Bosai, Ltd.	2,000	13,147
Noritake Company, Ltd.	12,000	42,461
Noritsu Koki Company, Ltd. (I)	2,700	13,332
Noritz Corp.	900	20,566
NS Solutions Corp.	1,500	34,158
Obara Corp.	1,400	16,750
OBIC Business Consultants, Ltd.	900	51,789
Oenon Holdings, Inc.	8,000	19,269
Ogaki Kyoritsu Bank, Ltd.	27,000	93,313
Oiles Corp.	2,400	47,134
Oita Bank, Ltd.	12,000	40,128
Okabe Company, Ltd.	5,700	29,096
Okamoto Industries, Inc.	7,000	29,547
Okamoto Machine Tool Works, Ltd. (I)	7,000	9,624
Okamura Corp.	7,000	52,412
Okasan Holdings, Inc.	15,000	50,430
OKI Electric Industry Company, Ltd. (I)	55,000	49,739
Okinawa Electric Power Company, Inc.	1,900	84,951
OKK Corp. (I)	10,000	11,159
OKUMA Corp.	4,000	24,304
Okumura Corp.	12,000	46,818
Okura Industrial Company, Ltd.	4,000	15,157
Okuwa Company, Ltd.	3,000	46,366
Onoken Company, Ltd.	1,900	17,395
Onward Kashiyama Company, Ltd.	11,000	87,073
Optex Company, Ltd.	1,200	15,806
Organo Corp.	3,000	23,159
Origin Electric Company, Ltd.	3,000	11,450
Osaka Steel Company, Ltd.	1,400	25,291
Osaki Electric Company, Ltd.	3,000	29,411
OSG Corp.	7,600	91,431
Oyo Corp.	2,700	28,127

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Pacific Golf Group International
Holdings KK	30	$15,311
Pacific Industrial Company, Ltd.	5,000	28,177
Pal Company, Ltd.	950	33,427
PanaHome Corp.	7,000	47,669
Panasonic Electric Works Information
Systems Company, Ltd.	1,000	27,991
Paramount Bed Company, Ltd.	1,100	30,078
Parco Company, Ltd.	5,400	42,093
Paris Miki, Inc.	1,100	10,317
Pasco Corp.	5,000	16,470
Pasona Group, Inc.	22	22,274
Penta-Ocean
Construction Company, Ltd. (L)	28,500	82,684
Pigeon Corp.	1,000	41,002
Pilot Corp.	16	33,820
Piolax, Inc.	1,300	30,349
Plenus Company, Ltd.	2,400	38,923
Point, Inc.	910	45,849
Press Kogyo Company, Ltd.	13,000	58,000
Prima Meat Packers, Ltd.	16,000	20,133
Pronexus, Inc.	2,900	14,942
Rasa Industries, Ltd. (I)	10,000	16,409
Resorttrust, Inc.	2,100	35,586
Rhythm Watch Company, Ltd.	12,000	17,020
Ricoh Leasing Company, Ltd.	2,300	51,125
Riken Corp.	9,000	37,391
Riken Keiki Company, Ltd.	1,300	10,097
Riken Technos Corp.	3,000	10,297
Riken Vitamin Company, Ltd.	1,200	35,727
Ringer Hut Company, Ltd.	1,700	24,151
Riso Kyoiku Company, Ltd.	361	22,616
Rock Field Company, Ltd.	1,000	16,848
Roland Corp.	2,500	18,855
Round One Corp.	3,800	27,454
Royal Holdings Company, Ltd.	3,000	34,466
Ryobi, Ltd.	9,000	40,964
Ryoden Trading Company, Ltd.	4,000	24,204
Ryohin Keikaku Company, Ltd.	1,700	93,933
Ryosan Company, Ltd.	3,600	79,422
Ryoshoku, Ltd.	800	22,995
Ryoyo Electro Corp.	2,600	24,591
S Foods, Inc.	500	4,063
Saibu Gas Company, Ltd.	19,000	51,315
Saizeriya Company, Ltd.	3,000	54,206
Sakai Chemical Industry Company, Ltd.	9,000	40,299
Sakata INX Corp.	6,000	28,051
Sakata Seed Corp.	2,900	44,645
Sala Corp.	1,500	9,755
San-A Company, Ltd.	700	28,801
San-Ai Oil Company, Ltd.	5,000	24,246
Sanden Corp.	8,000	27,805
Sangetsu Company, Ltd.	3,500	93,105
Sankei Building Company, Ltd.	3,700	17,992
Sanken Electric Company, Ltd.	12,000	45,590
Sanki Engineering Company, Ltd.	6,000	33,448
Sanko Marketing Foods Company, Ltd.	18	17,803
Sankyo Seiko Company, Ltd.	3,200	10,999
Sankyo-Tateyama Holdings, Inc. (I)	22,000	28,740
Sankyu, Inc.	8,000	37,587
Sanoh Industrial Company, Ltd.	2,600	24,844
Sanshin Electronics Company, Ltd.	2,600	22,522
Sanwa Shutter Corp.	22,000	72,081
Sanyo Chemical Industries, Ltd.	8,000	61,905
Sanyo Denki Company, Ltd.	5,000	31,190

243

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sanyo Shokai, Ltd.	11,000	$25,896
Sanyo Special Steel Company, Ltd.	10,000	55,978
Sasebo Heavy Industries Company, Ltd.	9,000	14,762
Sato Corp.	1,700	22,248
Satori Electric Company, Ltd.	2,000	12,747
Seika Corp.	7,000	20,022
Seikagaku Corp.	3,300	38,562
Seiko Holdings Corp.	11,000	28,313
Seiren Company, Ltd.	5,200	36,328
Sekisui Jushi Corp.	3,000	31,428
Sekisui Plastics Company, Ltd.	5,000	21,834
Senko Company, Ltd.	9,000	36,085
Senshukai Company, Ltd.	4,400	33,083
Shibusawa Warehouse Company, Ltd.	5,000	15,912
Shibuya Kogyo Company, Ltd.	800	8,345
Shikibo, Ltd.	11,000	12,553
Shikoku Bank, Ltd.	15,000	61,640
Shikoku Chemicals Corp.	3,000	17,721
Shima Seiki Manufacturing, Ltd.	2,300	42,377
Shimachu Company, Ltd.	3,800	91,218
Shimizu Bank, Ltd.	900	40,122
Shin Nippon Air
Technologies Company, Ltd.	2,900	15,386
Shin Nippon
Biomedical Laboratories, Ltd. (I)	1,900	5,624
Shin-Etsu Polymer Company, Ltd.	3,000	16,157
Shin-Kobe Electric
Machinery Company, Ltd.	2,000	33,957
Shinagawa Refractories Company, Ltd.	6,000	16,407
Shindengen Electric
Manufacturing Company, Ltd.	5,000	20,719
Shinkawa, Ltd.	1,500	8,340
Shinko Electric Company, Ltd.	12,000	31,496
Shinko Plantech Company, Ltd.	3,300	30,866
Shinko Shoji Company, Ltd.	2,700	21,751
Shinmaywa Industries, Ltd.	9,000	33,374
Shinwa Kaiun Kaisha, Ltd.	8,000	11,451
Ship Healthcare Holdings Inc	2,600	64,166
Shizuoka Gas Company, Ltd.	4,500	30,327
SHO-BOND Holdings Company, Ltd.	1,200	28,887
Shochiku Company, Ltd.	6,000	56,529
Showa Corp. (I)	3,500	20,664
Showa Sangyo Company, Ltd.	7,000	22,665
Siix Corp.	2,200	28,578
Simplex Technology, Inc.	40	13,351
Sinanen Company, Ltd.	6,000	27,758
Sintokogio, Ltd.	4,600	44,865
Sky Perfect JSAT Corp.	177	91,997
SMK Corp.	6,000	22,264
So-net Entertainment Corp.	19	79,625
So-net M3, Inc.	2	9,932
Sogo Medical Company, Ltd.	600	22,017
Sohgo Security Services Company, Ltd.	5,000	56,080
SRI Sports, Ltd.	1,300	14,454
ST Corp.	1,100	14,817
St. Marc Holdings Company, Ltd.	900	35,929
Star Micronics Company, Ltd.	2,600	25,522
Starzen Company, Ltd.	6,000	18,902
Stella Chemifa Corp.	800	22,105
Sumikin Bussan Corp.	9,000	20,298
Suminoe Textile Company, Ltd.	5,000	8,704
Sumiseki Holdings, Inc. (I)	4,400	4,088
Sumisho Computer Systems Corp. (L)	1,700	27,098
Sumitomo Densetsu Company, Ltd.	4,200	22,802
Sumitomo Light Metal Industries, Ltd. (I)	29,000	25,566

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Company, Ltd. (I)	28,700	$19,049
Sumitomo Osaka Cement Company, Ltd.	30,000	100,710
Sumitomo Pipe & Tube Company, Ltd.	2,300	13,813
Sumitomo Real Estate Sales Company, Ltd.	510	21,468
Sumitomo Seika Chemicals Company, Ltd.	4,000	18,650
Sumitomo Warehouse Company, Ltd.	16,048	73,950
SWCC Showa Holdings Company, Ltd. (I)	24,000	23,611
T Rad Company, Ltd.	7,000	26,489
T. Hasegawa Company, Ltd.	1,600	26,890
Tachi-S Company, Ltd.	2,700	47,477
Tachibana Eletech Company, Ltd.	1,500	13,086
Tadano, Ltd.	11,000	76,538
Taihei Dengyo Kaisha, Ltd.	3,000	19,053
Taihei Kogyo Company, Ltd.	5,000	23,674
Taiho Kogyo Company, Ltd.	2,500	24,490
Taikisha, Ltd.	2,100	47,135
Taisei Lamick Company, Ltd.	600	18,830
Taiyo Ink Manufacturing Company, Ltd.	1,300	35,995
Takagi Securities Company, Ltd. (I)	7,000	6,092
Takamatsu Corp.	1,500	26,852
Takaoka Electric
Manufacturing Company, Ltd.	7,000	17,616
Takara Holdings, Inc.	13,000	78,480
Takara Standard Company, Ltd.	7,000	57,970
Takasago International Corp.	8,000	38,961
Takasago Thermal
Engineering Company, Ltd.	5,700	49,523
Takihyo Company, Ltd.	3,000	17,242
Takiron Company, Ltd.	6,000	21,952
Takuma Company, Ltd. (I)	6,000	24,589
Tamron Company, Ltd.	1,500	47,195
Tamura Corp.	7,000	17,574
Tatsuta Electric Wire &
Cable Company, Ltd.	6,000	30,441
Tecmo Koei Holdings Company, Ltd.	2,100	20,053
Teikoku Electric
Manufacturing Company, Ltd.	700	16,586
Teikoku Piston Ring Company, Ltd.	1,400	16,873
Teikoku Sen-I Company, Ltd.	2,000	12,929
Telepark Corp.	13	28,343
Temp Holdings Company, Ltd.	2,400	22,174
Tenma Corp.	1,800	16,238
The Chiba Kogyo Bank, Ltd. (I)	3,200	19,484
The Daiei, Inc. (I)	5,650	20,703
The Hokkoku Bank, Ltd.	5,000	18,644
The Hyakugo Bank, Ltd.	20,000	84,963
The Pack Corp.	1,300	21,271
The San-in Godo Bank, Ltd.	8,000	61,685
The Yachiyo Bank, Ltd.	1,700	48,320
Tigers Polymer Corp.	1,000	4,512
TKC Corp.	1,500	31,328
TOA Corp.	22,000	38,593
Toagosei Company, Ltd.	18,000	87,972
Tobishima Corp. (I)	7,200	7,658
TOC Company, Ltd.	6,800	32,671
Tocalo Company, Ltd.	1,300	25,226
Tochigi Bank, Ltd.	11,000	42,589
Toda Corp.	17,000	66,636
Toda Kogyo Corp.	3,000	23,796
Toei Company, Ltd.	5,000	24,542
Toenec Corp.	4,000	23,927
Toho Bank, Ltd.	18,000	49,935
Toho Company, Ltd.	3,000	12,268
Toho Holdings Company, Ltd.	3,300	40,422
Toho Real Estate Company, Ltd.	3,000	16,004

244

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toho Zinc Company, Ltd.	10,000	$37,072
Tohoku Bank, Ltd.	4,000	6,844
Tokai Carbon Company, Ltd.	17,000	84,326
Tokai Holdings Corptokai Holdings Corp.	4,000	21,349
Tokai Rubber Industries, Ltd.	2,400	33,261
Tokai Tokyo Securities Company, Ltd.	16,000	48,566
Token Corp.	810	32,078
Tokimec, Inc.	5,000	7,783
Tokushu Tokai Holdings Company, Ltd.	15,000	29,793
Tokyo Dome Corp. (I)	11,000	25,129
Tokyo Energy & Systems, Inc.	2,000	9,425
Tokyo Ohka Kogyo Company, Ltd.	4,200	84,596
Tokyo Rakutenchi Company, Ltd.	2,000	7,135
Tokyo Rope
Manufacturing Company, Ltd. (L)	12,000	25,819
Tokyo Seimitsu Company, Ltd.	2,600	44,999
Tokyo Tekko Company, Ltd.	4,000	11,335
Tokyo Theatres Company, Inc.	9,000	13,342
Tokyo Tomin Bank, Ltd.	2,800	36,455
Tokyotokeiba Company, Ltd.	19,000	26,670
Tokyu Community Corp.	700	23,350
Tokyu Construction Company, Ltd.	9,910	29,933
Tokyu Livable, Inc.	1,800	16,055
Tomato Bank, Ltd.	11,000	20,270
Tomen Devices Corp.	600	14,676
Tomen Electronics Corp.	1,900	23,049
Tomoe Corp.	2,200	8,031
Tomoe Engineering Company, Ltd.	800	15,019
Tomoku Company, Ltd.	6,000	17,681
TOMONY Holdings, Inc.	15,000	67,653
Tomy Company, Ltd.	4,500	35,033
Tonami Holdings Company, Ltd.	6,000	13,296
Topcon Corp. (L)	5,900	29,123
Toppan Forms Company, Ltd.	5,600	44,708
Topre Corp.	4,300	42,487
Topy Industries, Ltd.	18,000	43,149
Toridoll Corp.	1,400	12,930
Torigoe Company, Ltd.	2,300	21,635
Torii Pharmaceutical Company, Ltd.	1,100	22,618
Torishima Pump
Manufacturing Company, Ltd.	900	12,620
Toshiba Machine Company, Ltd.	14,000	58,301
Toshiba Plant Systems & Services Corp.	4,000	39,563
Toshiba TEC Corp.	9,000	33,665
Tosho Printing Company, Ltd.	7,000	14,307
Totetsu Kogyo Company, Ltd.	3,000	25,054
Tottori Bank, Ltd.	4,000	9,045
Towa Bank, Ltd.	21,000	26,723
Towa Corptowa Corp.	2,200	9,485
Towa Pharmaceutical Company, Ltd.	1,300	59,683
Toyo Construction Company, Ltd.	34,000	35,152
Toyo Corp.	3,200	36,223
Toyo Electric
Manufacturing Company, Ltd.	3,000	15,069
Toyo Engineering Corp.	10,000	33,196
Toyo Ink Manufacturing Company, Ltd.	15,000	59,115
Toyo Kanetsu KK	10,000	19,937
Toyo Kohan Company, Ltd.	4,000	17,063
Toyo Securities Company, Ltd.	6,000	8,811
Toyo Tanso Company, Ltd.	1,000	41,485
Toyo Tire & Rubber Company, Ltd.	15,000	37,428
Toyo Wharf & Warehouse Company, Ltd.	6,000	10,612
Toyobo Company, Ltd.	48,936	71,440
Transcosmos, Inc.	2,800	33,703
Trusco Nakayama Corp.	2,500	51,336

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
TS Tech Company, Ltd.	5,700	$83,132
Tsi Holdings Company, Ltd. (I)	9,970	57,473
Tsubakimoto Chain Company, Ltd.	8,000	41,607
Tsugami Corp.	6,000	23,511
Tsukishima Kikai Company, Ltd.	2,000	17,261
Tsuruha Holdings, Inc.	1,500	83,175
Tsurumi Manufacturing Company, Ltd.	2,000	16,729
Tsutsumi Jewelry Company, Ltd.	1,100	26,729
U-Shin, Ltd.	2,300	18,613
Ube Material Industries, Ltd.	5,000	17,129
Uchida Yoko Company, Ltd.	4,000	10,686
ULVAC, Inc. (I)	2,900	38,598
Uniden Corp.	9,000	32,543
Union Tool Company, Ltd.	1,500	26,081
Unipres Corp.	2,600	70,003
United Arrows, Ltd.	2,400	45,691
Unitika, Ltd. (I)	45,000	26,498
Universe Company, Ltd.	1,100	26,739
Valor Company, Ltd.	4,100	70,088
Vital KSK Holdings, Inc.	3,900	34,127
Wacom Company, Ltd.	52	60,451
Wakachiku Construction Company, Ltd. (I)	17,000	23,640
Warabeya Nichiyo Company, Ltd.	1,900	25,153
Watabe Wedding Corp.	1,100	8,855
Watami Company, Ltd.	2,500	61,585
Xebio Company, Ltd.	1,500	38,092
Yahagi Construction Company, Ltd.	2,000	10,960
Yaizu Suisankagaku
Industry Company, Ltd.	1,100	10,944
Yamabiko Corp.	1,200	14,931
Yamagata Bank, Ltd.	16,000	87,409
Yamanashi Chuo Bank, Ltd.	13,000	59,697
Yamatane Corp.	11,000	17,543
Yamazen Corp.	5,700	42,252
Yaoko Company, Ltd.	300	11,336
Yasuda Warehouse Company, Ltd.	2,900	18,451
Yellow Hat, Ltd.	2,200	29,235
Yodogawa Steel Works, Ltd.	10,000	45,818
Yokogawa Bridge Corp.	3,000	17,890
Yokohama Reito Company, Ltd.	4,000	30,348
Yokowo Company, Ltd.	2,000	12,169
Yomeishu Seizo Company, Ltd.	1,000	9,843
Yomiuri Land Company, Ltd.	3,000	10,441
Yondenko Corp.	3,000	12,917
Yonekyu Corp.	2,000	15,602
Yorozu Corp.	1,800	46,346
Yoshinoya D&C Company, Ltd.	53	68,824
Yuasa Trading Company, Ltd.	21,000	30,410
Yuki Gosei Kogyo Co., Ltd. (I)	3,000	6,689
Yukiguni Maitake Company, Ltd.	3,400	16,628
Yurtec Corp.	4,000	20,214
Yusen Logistics Company, Ltd.	1,200	15,876
Yushin Precision Equipment Company, Ltd.	1,100	20,735
Yushiro Chemical Industry Company, Ltd.	1,500	19,088
Zenrin Company, Ltd.	2,100	20,705
Zensho Company, Ltd.	6,000	84,426
Zeria Pharmaceutical Company, Ltd.	2,000	34,071
Zuken, Inc.	2,200	15,832

		27,373,141
Jersey, C.I. - 0.00%
Atrium European Real Estate, Ltd.	375	1,800
Liechtenstein - 0.12%
Liechtensteinische Landesbank AG	1,361	77,192

245

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Liechtenstein (continued)
Verwaltungs & Privat Bank AG	492	$50,317

		127,509
Luxembourg - 0.09%
GAGFAH SA	1,693	10,294
Oriflame Cosmetics SA	65	2,346
Regus PLC	66,614	75,599

		88,239
Netherlands - 1.71%
Aalberts Industries NV	9,501	141,704
Accell Groupaccell Group	1,666	37,780
AMG Advanced
Metallurgical Group NV (I)	1,851	18,580
Amsterdam Commodities NV	938	12,059
Arcadis NV	6,428	117,491
ASM International NV	5,593	139,043
Beter Bed Holding NV	545	9,909
BinckBank NV	4,073	44,709
Brunel International NV	825	26,472
CSM	5,756	113,541
Dockwise, Ltd. (I)	1,556	19,601
Fornix Biosciences NV	819	629
Grontmij NV	1,294	18,185
Heijmans NV	2,023	26,853
Imtech NV	5,376	151,111
InnoConcepts NV (I)	10,527	141
Kendrion NV	204	4,508
Koninklijke BAM Groep NV	22,920	91,695
Koninklijke Ten Cate NV	3,975	122,307
Koninklijke Wessanen Nv	168	752
Mediq NV	5,827	88,078
Nutreco Holding NV	2,903	181,009
Ordina NV (I)	5,537	10,573
Pharming Group NV (I)(L)	17,228	2,192
Sligro Food Group NV	2,169	72,831
SNS REAAL NV (I)	16,603	41,232
Telegraaf Media Groep NV	4,601	61,137
TKH Group NV	2,067	41,645
TomTom NV (I)	15,548	54,737
Unit 4 Agresso NV	1,920	46,904
USG People NV	6,381	52,781
Wavin NV (I)	2,026	15,560

		1,765,749
New Zealand - 0.75%
Air New Zealand, Ltd.	19,995	16,505
Fisher & Paykel
Appliances Holdings, Ltd. (I)	73,602	24,946
Fisher & Paykel Healthcare Corp.	28,953	55,052
Freightways, Ltd.	8,921	21,621
Infratil, Ltd.	66,634	89,717
Mainfreight, Ltd.	7,268	53,492
New Zealand Oil & Gas, Ltd.	43,880	21,780
New Zealand Refining Company, Ltd.	19,629	47,438
Nuplex Industries, Ltd.	56,785	121,159
PGG Wrightson, Ltd. (I)	8,197	2,488
Pike River Coal Company, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	42,930
Pumpkin Patch, Ltd.	7,395	4,575
Ryman Healthcare, Ltd.	14,826	28,667
Sky City Entertainment Group, Ltd.	49,413	124,385
Sky Network Television, Ltd.	12,878	52,984
Tower, Ltd.	20,665	21,785
Vector, Ltd.	18,041	35,017

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
New Zealand (continued)
Warehouse Group, Ltd.	4,936	$11,947

		776,488
Norway - 0.83%
Acta Holding ASA	24,000	6,590
Aktiv Kapital ASA	4,600	19,743
Algeta ASA (I)	600	17,637
Bonheur ASA	1,100	22,125
BW Offshore, Ltd.	30,800	53,638
BWG Homes ASA	8,510	18,220
Camillo Eitzen & Company ASA (I)	1,300	207
Cermaq ASA (I)	9,600	102,893
Det Norske Oljeselskap ASA (I)	3,542	28,436
DOF ASA (I)	1,335	6,115
EDB Business Partner ASA (I)	946	1,440
Eitzen Chemical ASA (I)	21,250	644
Eltek ASA (I)	22,000	11,392
Ementor ASA	15,457	122,738
Ganger Rolf ASA	700	12,347
Kongsberg Automotive Holding ASA (I)	29,400	12,096
Kverneland Gruppen ASA (I)(L)	15,000	11,663
Nordic Semiconductor ASA (L)	27,500	46,831
Norske Skogindustrier ASA (I)(L)	21,000	14,853
Norwegian Air Shuttle ASA (I)	3,567	36,909
Norwegian Energy Company AS (I)(L)	16,500	11,310
Opera Software ASA	8,100	35,740
Scana Industrier ASA (I)	8,889	3,956
Sevan Marine ASA (I)(L)	51,607	4,159
Siem Offshore, Inc. (I)	20,000	28,596
Solstad Offshore ASA	2,900	41,583
Sparebanken Midt-Norge ASA	3,000	19,922
Tomra Systems ASA	15,212	98,174
Veidekke ASA	6,400	38,837
Wilh Wilhelmsen Holding ASA, Class A	1,300	27,342

		856,136
Papua New Guinea - 0.01%
Highlands Pacific, Ltd. (I)	59,421	12,056
Peru - 0.05%
Copeinca ASA (I)	9,200	53,965
Portugal - 0.34%
Altri SGPS SA	31,618	47,983
Banco BPI SA (I)	23,984	21,844
BANIF SGPS SA (I)	17,971	9,827
Brisa Auto Estrada SA	5,251	18,604
Impresa SGPS SA (I)	11,168	6,561
Investimentos Participacoes
e Gestao SA (I)	15,959	3,231
Mota Engil	5,366	7,360
Portucel - Empresa Produtora de Pasta
e Papel SA	28,126	65,592
Redes Energeticas Nacionais SA	12,164	34,360
Semapa-Sociedade de Investimento
& Gestao	5,253	36,659
Sonae	50,046	34,927
Sonae Capital SGPS SA (I)	16,889	5,649
Teixeira Duarte SA	21,736	6,965
Zon Multimedia SA	14,900	45,160

		344,722
Russia - 0.01%
Alliance Oil Company, Ltd., ADR (I)	445	4,725
Singapore - 1.15%
Asia Food & Properties, Ltd. (I)	190,000	31,391
ASL Marine Holdings, Ltd. (I)	19,600	7,087

246

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Ausgroup Ltdausgroup Ltd. (I)	71,000	$17,202
Ban Joo & Company, Ltd. (I)	396,000	4,190
Banyan Tree Holdings, Ltd.	54,000	23,335
Biosensors International Group, Ltd. (I)	46,000	42,587
Bukit Sembawang Estates, Ltd.	16,000	45,080
Cerebos Pacific, Ltd.	10,000	36,256
CH Offshore, Ltd.	38,000	10,619
China Aviation Oil Singapore Corp., Ltd.	12,000	8,120
China Merchants Holdings Pacific, Ltd.	50,000	22,148
Creative Technology, Ltd.	6,650	13,642
CSE Global, Ltd.	55,000	34,381
Ezion Holdings, Ltd.	49,000	17,723
Ezra Holdings, Ltd.	50,400	32,140
First Resources, Ltd.	74,000	68,611
Food Empire Holdings, Ltd.	43,200	10,900
Gallant Venture, Ltd. (I)	71,000	14,665
Gmg Global Ltd.	23,000	3,808
Goodpack, Ltd.	29,000	33,536
Ho Bee Investment, Ltd.	18,000	18,141
Hong Fok Corp., Ltd. (I)	49,000	15,162
Hong Leong Asia, Ltd.	13,000	14,737
Hotel Plaza, Ltd.	21,500	31,867
Hotel Properties, Ltd.	24,000	37,199
HTL International Holdings, Ltd.	34,000	8,801
Hyflux, Ltd.	51,000	57,604
Jaya Holdings, Ltd. (I)	51,000	18,331
Jurong
Technologies Industrial Corp., Ltd. (I)	194,350	0
Metro Holdings, Ltd.	63,600	31,473
Midas Holdings, Ltd.	115,000	32,274
Oceanus Group, Ltd. (I)	116,000	10,977
Orchard Parade Holdings, Ltd.	5,000	4,930
Osim International, Ltd.	43,000	35,106
Otto Marine, Ltd.	96,000	9,794
Petra Foods, Ltd.	45,000	60,211
Raffles Education Corp., Ltd.	76,188	25,719
Raffles Medical Group, Ltd.	24,289	41,451
Rotary Engineering, Ltd.	22,000	9,702
SBS Transit, Ltd.	5,000	6,436
SC Global Developments, Ltd.	22,000	18,834
Stamford Land Corp., Ltd.	59,000	20,955
Super Coffeemix Manufacturing, Ltd.	42,000	50,061
Swiber Holdings, Ltd. (I)	20,000	7,669
Tat Hong Holdings, Ltd.	31,000	16,262
United Engineers, Ltd.	19,000	25,697
UOB-Kay Hian Holdings, Ltd.	31,000	35,997
WBL Corp., Ltd.	4,000	9,481
Wing Tai Holdings, Ltd.	39,000	36,041
Yongnam Holdings, Ltd.	87,000	15,444

		1,183,777
South Africa - 0.06%
First Uranium Corp. (I)(L)	13,300	2,792
Great Basin Gold, Ltd. (I)(L)	34,200	57,767

		60,559
Spain - 1.91%
Abengoa SA	3,034	64,626
Afirma Grupo Inmobiliario SA (I)	30,139	5,123
Amper SA (I)	1,961	5,703
Antena 3 de Television SA (L)	3,644	21,208
Banco Pastor SA (L)	16,502	63,562
Bankinter SA (L)	4,910	26,743
Bolsas y Mercados Espanoles SA (L)	4,534	121,761
Caja de Ahorros del Mediterraneo	5,428	12,475

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Campofrio Alimentacion SA	223	$1,896
Cementos Portland Valderrivas SA (I)	1,547	21,690
Construcciones & Auxiliar
de Ferrocarriles SA	394	199,794
Corporacion Dermoestetica SA (I)	1,972	2,187
Dinamia SA	1,158	7,128
Duro Felguera SA	2,840	17,808
Ebro Foods SA	16,526	281,948
Elecnor SA	2,026	24,412
Ercros SA (I)	12,567	13,512
Faes Farma SA	15,919	28,453
Fluidra SA	3,227	10,260
Gamesa Corporacion Tecnologica SA	931	4,178
General de Alquiler de Maquinaria (I)	2,658	2,784
Grupo Catalana Occidente SA	2,531	41,533
Grupo Empresarial Ence SA	15,191	38,983
Grupo Tavex SA (I)	6,482	3,365
Indra Sistemas SA	6,672	96,051
Laboratorios Almirall SA	6,009	42,390
Laboratorios Farmaceuticos Rovi SA	1,750	12,144
NH Hoteles SA (I)	8,165	33,686
Obrascon Huarte Lain SA	3,281	80,539
Papeles y Cartones de Europa SA	4,778	18,263
Pescanova SA	587	18,685
Promotora de Informaciones SA (I)	9,049	9,689
Prosegur Cia de Seguridad SA	1,737	73,766
Realia Business SA (I)	9,431	13,611
Service Point Solutions SA (I)	7,933	2,871
Sociedad Nacional Inds. (I)	12,960	19,759
Sol Melia SA	5,056	33,346
SOS Cuetara SA (I)	11,142	4,291
Tecnicas Reunidas SA	1,910	60,980
Tubacex SA (I)	10,312	24,456
Tubos Reunidos SA (I)	9,106	18,436
Unipapel SA	209	3,354
Vidrala SA	2,647	66,224
Viscofan SA	6,729	242,601
Vocento SA (I)	9,411	25,025
Zeltia SA (I)(L)	21,956	44,905

		1,966,204
Sweden - 2.40%
AarhusKarlshamn AB	5,545	130,691
Acando AB	6,279	12,545
Active Biotech AB (I)	2,172	9,648
AddTech AB	2,310	44,365
Angpanneforeningen AB	3,536	51,426
Avanza Bank Holding AB	1,104	26,219
Axfood AB	1,565	53,372
Axis Communications AB	9,260	151,272
BE Group AB (I)	4,723	15,773
Beijer Alma AB	229	3,548
Bergman & Beving AB	3,490	26,605
Betsson Abbetsson AB (I)	2,976	55,597
Bilia AB	1,720	21,831
Billerud Aktibolag AB	18,295	122,796
BioGaia AB	35	786
Bure Equity AB (I)	7,860	21,484
Castellum AB	2,434	29,646
Clas Ohlson AB (L)	4,002	43,469
Cloetta AB	2,181	8,844
Concordia Maritime AB	2,200	4,151
D Carnegie & Company AB (I)	845,205	0
Duni AB	6,481	48,788
East Capital Explorer AB	3,589	27,337

247

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Enea AB (I)	1,999	$7,542
Eniro AB (I)	12,390	24,038
Fabege AB	5,442	41,091
Fagerhult AB	749	15,130
G & L Beijer AB	1,125	34,100
Haldex AB	6,370	23,729
Hoganas AB	4,776	127,074
Holmen AB, Series B	4,455	110,554
Hufvudstaden AB-A SHS	638	6,175
Industrial & Financial Systems AB	3,487	45,598
Indutrade AB	1,973	46,963
Intrum Justitia AB	6,104	74,691
JM AB	8,981	114,794
KappAhl Holding AB (I)(L)	8,073	16,250
Lindab International AB	6,008	37,763
Loomis AB	2,420	28,317
Mekonomen AB	2,150	66,674
NCC AB	8,075	131,057
Net Insight AB (I)(L)	40,297	11,683
New Wave Group AB	6,024	21,005
Nibe Industrier AB	7,676	110,255
Nobia AB (I)	17,611	60,413
OEM International AB	1,799	12,874
ORC Software AB	1,548	10,410
PA Resources AB (I)	19,862	5,603
Peab AB	14,016	68,291
Proffice AB	6,320	18,523
Rezidor Hotel Group AB (I)	8,897	25,834
RNB Retail & Brands AB (I)	31,521	10,771
SAS AB (I)(L)	17,484	27,612
Seco Tools AB	2,691	28,769
Studsvik AB (I)	218	1,123
Sweco AB	3,557	29,221
Swedish Orphan Biovitrum AB (I)	11,871	28,134
TradeDoubler AB (I)	4,887	16,118
Trelleborg AB, Series B	18,933	121,796
Wihlborgs Fastigheter AB	392	4,946

		2,475,114
Switzerland - 4.41%
Advanced Digital
Broadcast Holdings SA (I)	245	2,639
Affichage Holding AG (I)	88	13,104
AFG Arbonia-Forster Holding AG (I)	1,594	27,508
Allreal Holding AG (I)	690	106,676
Ascom Holding AG	3,146	29,892
Autoneum Holding AG (I)	430	25,918
Bank Coop AG	1,620	116,918
Bank Sarasin & Compagnie AG	3,236	98,843
Banque Privee Edmond de Rothschild SA	1	26,924
Basilea Pharmaceutica (I)	776	33,074
Belimo Holding AG	24	42,692
Bellevue Group AG (I)	655	8,471
Berner Kantonalbank	285	78,473
Bobst Group AG (I)	1,189	25,257
Bucher Industries AG	751	116,828
Burckhardt Compression Holding AG	370	73,085
Centralschweizerische Kraftwerke AG	127	46,127
Charles Voegele Holding AG (I)	998	30,007
Cicor Technologies (I)	322	11,729
Compagnie Financiere Tradition SA BR	211	18,179
Cytos Biotechnology AG (I)	166	414
Daetwyler Holding AG	778	42,401
Dufry Group AG (I)	1,855	161,796
EFG International (I)	5,629	41,496

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Emmi AG	319	$68,237
EMS-Chemie Holding AG	426	73,875
Energiedienst Holding AG (I)	559	31,865
Etrion Corp. (I)	2,427	1,384
Ferrexpo PLC	5,662	23,116
Flughafen Zuerich AG	380	142,934
Forbo Holding AG (I)	196	76,850
Galenica Holding AG	437	223,722
GAM Holding, Ltd. (I)	25,978	324,675
Georg Fischer AG (I)	952	330,622
Gottex Fund
Management Holdings, Ltd. (I)	1,478	5,674
Helvetia Patria Holding AG	307	93,329
Inficon Holding AG (I)	75	10,939
Kaba Holding AG	317	107,668
Komax Holding AG (I)	777	54,153
Kudelski SA	4,675	41,441
Kuoni Reisen Holding AG (I)	248	74,336
LEM Holding SA	52	22,311
Logitech International SA (I)(L)	9,485	72,882
Luzerner Kantonalbank AG (I)	127	44,879
Meyer Burger Technology AG (I)(L)	3,227	81,937
Micronas Semiconductor Holding AG (I)	5,145	34,402
Mobilezone Holding AG	3,138	31,873
Mobimo Holding AG (I)	528	127,166
Orascom Development Holding AG (I)	1,134	21,524
Orell Fuessli Holding AG	136	16,330
Panalpina Welttransport Holding AG (I)	1,612	137,172
Petroplus Holdings AG (I)	9,787	54,355
Phoenix Mecano AG	31	15,356
PubliGroupe SA	20	2,647
Rieter Holding AG (I)	430	68,473
Romande Energie Holding SA	52	73,179
Schaffner Holding AG (I)	40	10,324
Schmolz + Bickenbach AG (I)	945	6,292
Schweizerhall Holding AG (I)	303	22,964
Schweizerische National-Versicherungs-
Gesellschaft AG	1,339	44,939
Siegfried Holding AG (I)	53	5,245
St. Galler Kantonalbank	55	24,379
Straumann Holding AG	16	2,502
Swissquote Group Holding SA	1,093	44,956
Tamedia AG (I)	188	24,451
Tecan Group AG (I)	636	45,564
Temenos Group AG (I)	8,708	117,199
Unaxis Holding AG (I)	14,200	80,646
Valiant Holding AG	602	81,199
Valora Holding AG	284	61,274
Vaudoise Assurances Holding SA	138	37,890
Von Roll Holding AG (I)(L)	7,878	27,714
Vontobel Holding AG	3,372	84,857
WMH Walter Meier AG	163	37,552
Ypsomed Holding AG (I)	276	16,734
Zuger Kantonalbank	17	93,523

		4,537,961
Taiwan - 0.00%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.13%
Lamprell PLC	33,952	135,702
United Kingdom - 17.02%
888 Holdings PLC (I)	12,231	5,983
A.G. Barr PLC	3,000	55,567
Aberdeen Asset Management PLC	52,239	139,739

248

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
AEA Technology Group PLC (I)	19,508	$692
Aegis Group PLC (I)	74,891	143,850
Afren PLC (I)	55,554	69,674
Alexon Group PLC (I)	6,881	304
Alizyme PLC (I)	22,479	0
Amlin PLC	12,534	54,936
Anglo Pacific Group PLC	10,171	39,153
Antisoma PLC (I)	56,367	1,937
Ashtead Group PLC	54,314	111,722
Aveva Group PLC	9,024	196,674
Avis Europe PLC (I)	6,910	33,883
Axis-Shield PLC	2,271	16,106
Babcock International Group PLC	43,044	437,534
Balfour Beatty PLC	40,039	158,185
Barratt Developments PLC (I)	98,477	119,235
BBA Aviation PLC	48,270	125,296
Bellway PLC	10,163	98,116
Berkeley Group Holdings PLC (I)	13,633	251,722
Bodycote PLC	19,111	72,950
Bovis Homes Group PLC	13,879	86,991
Brammer PLC	8,722	33,125
Brewin Dolphin Holdings PLC	23,416	43,230
British Polythene Industries PLC	4,443	23,450
Britvic PLC	32,362	157,811
BTG PLC (I)	25,585	98,904
Cable & Wireless Communications PLC	21,123	12,161
Capital & Counties Properties PLC	4,640	12,111
Capital & Regional PLC (I)	28,406	15,604
Carillion PLC	24,658	127,222
Carpetright PLC	4,169	31,936
Carphone Warehouse Group PLC	3,163	16,533
Charles Taylor Consulting PLC	3,000	6,438
Chemring Group PLC	37,420	306,672
Chesnara PLC	704	2,268
Chime Communications PLC	5,129	15,059
Cineworld Group PLC	6,663	18,668
Close Brothers Group PLC	16,016	163,560
Cobham PLC	6,141	16,657
Collins Stewart PLC	14,755	14,550
Colt Telecom Group SA (I)	31,617	49,905
Communisis PLC	1	0
Computacenter PLC	9,482	54,404
Concentric Ab (I)	6,370	27,275
Cookson Group PLC	33,297	223,226
Corin Group PLC	4,523	3,019
Costain Group PLC	3,598	11,931
Cranswick PLC	8,814	86,636
Creston PLC	10,587	12,467
Croda International PLC	12,609	321,213
CSR PLC	18,505	60,119
D.S. Smith PLC	57,738	156,138
Daily Mail & General Trust PLC	17,811	100,350
Dairy Crest Group PLC	13,990	76,105
Davis Service Group PLC	17,163	115,022
De La Rue PLC	7,909	102,486
Debenhams PLC	116,644	101,379
Dechra Pharmaceuticals PLC	6,519	49,885
Devro PLC	2,601	9,515
Dicom Group PLC (I)	12,964	57,743
Dignity PLC	5,430	71,812
Diploma PLC	4,658	23,091
Dixons Retail PLC (I)	231,071	41,009
Domino Printing Sciences PLC	15,811	113,504
Domino’s Pizza UK & IRL PLC	7,102	48,956
Drax Group PLC	25,187	186,992

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
DTZ Holdings PLC (I)	9,217	$4,219
Dunelm Group PLC	9,530	69,798
E2V Technologies PLC	478	727
easyJet PLC (I)	11,008	58,756
Electrocomponents PLC	45,730	134,840
Elementis PLC	54,724	104,838
Enquest PLC (I)	46,110	63,499
Enterprise Inns PLC (I)	55,142	28,477
Euromoney Institutional Investor PLC	8,075	77,265
Evolution Group PLC	24,073	29,937
F&C Asset Management PLC	41,888	42,497
Fidessa Group PLC	4,471	109,045
Filtrona PLC	27,028	146,002
Findel PLC (I)	318,283	23,242
FirstGroup PLC	35,332	175,142
Fortune Oil PLC	368,591	58,108
Galliford Try PLC	8,666	59,326
Game Group PLC	27,019	9,902
Gem Diamonds, Ltd. (I)	12,666	40,986
Genus PLC	5,336	86,755
Go-Ahead Group PLC	3,744	76,808
Greene King PLC	17,324	117,038
Greggs PLC	8,678	62,264
Halfords Group PLC	30,497	137,761
Halma PLC	51,425	251,923
Hampson Industries PLC (I)	32,209	4,761
Hardy Oil & Gas PLC (I)	5,072	13,271
Hays PLC	90,038	96,611
Headlam Group PLC	4,631	17,651
Helical Bar PLC	8,263	24,947
Henderson Group PLC	72,524	115,373
Hikma Pharmaceuticals PLC	18,634	164,937
Hill & Smith Holdings PLC	6,401	24,550
HMV Group PLC	36,339	2,814
Hochschild Mining PLC	16,572	105,181
Homeserve PLC	23,941	170,825
Howden Joinery Group PLC (I)	113,752	180,940
Hunting PLC	11,768	108,968
Hyder Consulting PLC	3,872	21,459
IG Group Holdings PLC	29,583	204,417
Imagination Technologies Group PLC (I)	42,994	278,037
Inchcape PLC	27,669	119,787
Intermediate Capital Group PLC	43,942	146,248
International Personal Finance PLC	53,398	184,059
Interserve PLC	12,721	59,435
ITE Group PLC	16,803	41,273
J.D. Wetherspoon PLC	9,690	58,509
James Fisher & Sons PLC	4,579	36,238
Jardine Lloyd Thompson Group PLC (L)	12,662	123,806
Jazztel PLC (I)	16,347	80,716
JKX Oil & Gas PLC	8,683	22,077
Kcom Group PLC	117,578	128,969
Keller Group PLC	4,607	23,906
Kesa Electricals PLC	45,975	59,803
Kier Group PLC	2,737	53,780
Ladbrokes PLC	55,844	103,114
Laird Group PLC	26,527	56,877
Logica PLC	103,643	126,082
London Stock Exchange Group PLC	3,716	46,628
Lookers PLC	17,654	14,155
Low & Bonar PLC	21,034	16,270
M.J. Gleeson Group PLC (I)	8,478	13,786
Marshalls PLC	1,729	2,628
Marston’s PLC	25,080	36,270
McBride PLC (I)	14,770	27,508

249

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Mears Group PLC	8,289	$35,844
Melrose PLC (L)	37,529	169,317
Michael Page International PLC	20,769	118,148
Micro Focus International PLC	27,844	139,214
Millennium & Copthorne Hotels PLC	12,580	78,194
Misys PLC (I)	41,831	139,789
Mitchells & Butlers PLC (I)	31,070	113,163
Mitie Group PLC	21,404	77,597
Moneysupermarket.com Group PLC	5,677	9,067
Morgan Crucible Company PLC	22,928	86,983
Mothercare PLC	6,928	33,777
Mouchel Parkman PLC (I)	23,900	12,784
MWB Group Holdings PLC (I)	11,618	6,232
N. Brown Group PLC	16,271	67,859
National Express Group PLC	34,580	125,038
NCC Group, Ltd.	4,560	47,547
Northgate PLC (I)	1,332	5,175
Northumbrian Water Group PLC	41,125	296,910
Novae Group PLC	2,664	12,503
Optos PLC (I)	3,748	8,545
Oxford Biomedica PLC (I)	77,574	6,377
Oxford Instruments PLC	2,558	32,135
Pace Micro Technology PLC	26,281	38,790
Paypoint PLC	6,600	48,270
Pendragon PLC (I)	63,903	9,345
Persimmon PLC	26,100	184,371
Petropavlovsk PLC	20,453	188,667
Photo-Me International PLC	24,627	19,600
Premier Farnell PLC	47,494	113,868
Premier Foods PLC (I)	158,104	25,288
Premier Oil PLC (I)	25,504	137,094
Provident Financial PLC	11,386	176,916
Psion PLC	13,365	11,044
Punch Taverns PLC (I)	20,164	3,508
PV Crystalox Solar PLC	29,464	5,952
PZ Cussons PLC	17,701	90,602
Qinetiq PLC	59,423	107,107
Quintain Estates & Development PLC (I)	54,012	33,662
Rathbone Brothers PLC	4,853	78,334
Redrow PLC (I)	28,411	49,067
Renishaw PLC	2,747	43,233
Rentokil Initial PLC (I)	5,837	6,460
Restaurant Group PLC	15,717	66,898
Rightmove PLC	11,119	206,602
RM PLC	10,003	12,117
Rotork PLC	16,023	385,688
RPC Group PLC	19,465	102,069
RPS Group PLC	17,736	45,149
Salamander Energy PLC (I)	13,282	40,706
Savills PLC	12,736	56,399
SDL PLC	17,692	178,707
Senior PLC	7,045	15,795
Shanks Group PLC	57,986	99,646
SIG PLC	642	924
Smiths News PLC	16,404	21,796
Soco International PLC (I)	16,636	84,234
Spectris PLC	10,418	188,699
Spirax-Sarco Engineering PLC	10,190	283,363
Spirent Communications PLC	61,445	116,549
Spirit Pub Company PLC (I)	20,164	11,163
Sportech PLC (I)	11,390	7,192
Sports Direct International PLC (I)	15,902	53,876
St James’s Place PLC	19,791	94,820
St. Modwen Properties PLC	14,271	26,001
Stagecoach Group PLC (I)	31,175	118,865

International Small Company Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Sthree PLC		8,144	$28,904
STV Group PLC (I)		2,685	4,381
Supergroup Plcsupergroup Plc (I)		11	177
Synergy Health PLC		5,377	71,532
TalkTalk Telecom Group PLC		24,348	47,842
Taylor Wimpey PLC (I)		231,863	125,765
Telecity Group PLC (I)		16,984	146,568
Thomas Cook Group PLC		5,723	3,513
Thorntons PLC		4,184	3,002
Topps Tiles PLC		15,591	8,213
Travis Perkins PLC		18,315	215,487
Tribal Group PLC		7,453	5,477
Trinity Mirror PLC (I)		6,673	4,241
TT electronics PLC		14,769	35,644
TUI Travel PLC		1,293	2,980
Tullett Prebon PLC		20,558	108,187
UK Coal PLC (I)		28,144	15,037
UK Mail Group PLC		2,825	9,588
Ultra Electronics Holdings PLC		5,588	130,400
Umeco PLC		10,112	49,765
Uniq Plcuniq Plc (I)		969	1,449
United Business Media, Ltd.		12,014	83,621
UTV Media PLC		14,284	27,277
Vectura Group PLC (I)		29,652	39,671
Victrex PLC		6,726	113,632
Vitec Group PLC		1,250	10,326
Volex Group PLC		2,300	10,541
VP PLC		637	2,305
W.S. Atkins PLC		9,549	80,138
WH Smith PLC		12,472	95,779
William Hill PLC		57,734	202,852
Wilmington Group PLC		8,076	11,478
Wincanton PLC		88	109
Wolfson Microelectronics PLC (I)		12,200	25,539
WSP Group PLC		7,096	26,638
Xchanging PLC (I)		19,640	23,421
Yell Group PLC (I)(L)		116,656	7,398
Yule Catto & Company PLC		6,992	17,443

			17,533,165
United States - 0.28%
Argonaut Gold, Inc. (I)		735	3,668
Atlantic Power Corp.		5,100	72,127
BNK Petroleum, Inc. (I)		5,141	12,559
Boart Longyear Group		36,330	89,708
Golden Star Resources, Ltd. (I)		27,300	51,323
Jaguar Mining, Inc. (I)(L)		7,500	35,070
Swisher Hygiene, Inc. (I)		6,000	24,300
Tethys Petroleum Ltd. (I)		5,500	2,887

			291,642

TOTAL COMMON STOCKS (Cost $129,812,246)			$98,330,078

CONVERTIBLE BONDS - 0.01%
Spain - 0.01%
Banco de Sabadell SA
7.750%, 11/11/2013	EUR	8,146	6,797

TOTAL CONVERTIBLE BONDS (Cost $32,732)			$6,797

RIGHTS - 0.00%
Diagnostic & Therapeutic Center of Athens
Hygeia SA (Expiration Date:
10/18/2011, Strike Price: EUR 0.41) (I)		12,314	0

250

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Inapa-Invest Particip Gesta (Expiration
Date: 10/14/2011, Strike Price:
EUR 0.18) (I)	15,959	$21
Oak Capital Corp. (Expiration Date:
11/30/2011, Strike Price: JPY 220.00) (I)	600	0

TOTAL RIGHTS (Cost $0)		$21

WARRANTS - 0.00%
Compton Petroleum Corp. (Expiration
Date: 08/23/2014, Strike Price:
CAD 11.92) (I)	218	624
Sinarmas Land, Ltd. (Expiration Date:
11/18/2015, Strike Price: SGD 0.10) (I)	48,612	2,230

TOTAL WARRANTS (Cost $21,349)		$2,854

SECURITIES LENDING COLLATERAL - 2.39%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	246,619	2,467,477

TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,467,548)		$2,467,477

SHORT-TERM INVESTMENTS - 3.91%
Money Market Funds - 3.91%
State Street Institutional Liquid Reserves
Fund, 0.0927% (Y)	$4,028,319	$4,028,319

TOTAL SHORT-TERM INVESTMENTS (Cost $4,028,319)		$4,028,319

Total Investments (International Small Company Trust)
(Cost $136,362,194) - 101.76%		$104,835,546
Other assets and liabilities, net - (1.76%)		(1,818,173)

TOTAL NET ASSETS - 100.00%		$103,017,373

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.63%
Australia - 0.75%
Billabong International, Ltd. (L)	1,067,327	$3,361,517
Downer EDI, Ltd. (I)	1,353,200	3,704,111

		7,065,628
Austria - 0.79%
Telekom Austria AG	734,930	7,414,380
Bermuda - 0.43%
PartnerRe, Ltd.	76,990	4,024,267
Brazil - 0.71%
Petroleo Brasileiro, ADR	169,500	3,512,040
Vale SA, ADR	150,240	3,155,040

		6,667,080
Canada - 0.82%
Talisman Energy, Inc.	625,440	7,687,439
China - 0.91%
China Telecom Corp., Ltd.	13,736,427	8,554,178
Shanghai Electric Group Company, Ltd.	72,000	27,576

		8,581,754
Denmark - 1.88%
Danske Bank A/S (I)	922,800	12,934,312

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Vestas Wind Systems A/S (I)	288,280	$4,674,537

		17,608,849
France - 12.03%
AXA SA	1,086,931	14,112,835
BNP Paribas	372,890	14,759,866
Carrefour SA	263,440	5,993,026
France Telecom SA	762,773	12,507,771
GDF Suez	174,840	5,223,051
Sanofi	392,333	25,760,216
Societe Generale	432,180	11,323,759
Total SA	333,336	14,697,008
Vivendi SA	417,353	8,521,347

		112,898,879
Germany - 6.98%
Deutsche Lufthansa AG	495,580	6,392,983
E.ON AG	460,890	10,051,518
Merck KGaA	209,350	17,130,172
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	119,887	14,860,599
SAP AG	150,100	7,651,384
Siemens AG	103,671	9,365,864

		65,452,520
Hong Kong - 1.07%
China Mobile, Ltd.	817,000	7,972,924
First Pacific Company, Ltd.	2,338,000	2,041,273

		10,014,197
India - 1.06%
Reliance Industries, Ltd.	615,334	9,988,593
Ireland - 0.75%
CRH PLC	418,460	6,454,215
Elan Corp. PLC, ADR (I)	60,120	633,064

		7,087,279
Italy - 1.48%
Autogrill SpA	254,535	2,558,155
UniCredit SpA	10,636,265	11,318,823

		13,876,978
Japan - 7.90%
ITOCHU Corp.	721,260	6,888,837
Mazda Motor Corp. (I)(L)	2,372,000	4,775,175
Nintendo Company, Ltd.	63,095	9,190,306
NKSJ Holdings, Inc.	495,867	10,954,554
Nomura Holdings, Inc.	2,717,220	9,901,305
Sony Corp.	216,204	4,149,236
Toyota Motor Corp.	354,130	12,105,735
Trend Micro, Inc.	367,100	11,458,566
USS Company, Ltd.	55,320	4,705,533

		74,129,247
Netherlands - 9.75%
Aegon NV (I)	2,356,585	9,500,576
Akzo Nobel NV	173,260	7,659,457
ING Groep NV (I)	3,557,780	25,039,696
Koninklijke Philips Electronics NV	646,505	11,572,888
Randstad Holdings NV	276,880	8,832,430
Reed Elsevier NV	772,650	8,449,127
Royal Dutch Shell PLC, B Shares	657,396	20,418,581

		91,472,755
Norway - 4.62%
Statoil ASA	1,006,120	21,497,599

251

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Telenor ASA	1,414,455	$21,804,885

		43,302,484
Russia - 1.24%
Gazprom OAO, ADR	1,209,550	11,551,203
Gazprom OAO, ADR (London Exchange)	4,600	44,001

		11,595,204
Singapore - 3.04%
Flextronics International, Ltd. (I)	2,218,370	12,489,423
Singapore Telecommunications, Ltd.	6,626,000	15,997,889

		28,487,312
South Korea - 6.17%
KB Financial Group, Inc., ADR (L)	512,203	16,779,770
KIWOOM Securities Company, Ltd.	57,090	2,723,553
Korea Investment Holdings Company, Ltd.	88,150	2,533,305
POSCO	32,684	10,048,764
Samsung Electronics Company, Ltd.	36,808	25,784,488

		57,869,880
Spain - 1.86%
Telefonica SA	908,896	17,424,721
Sweden - 0.76%
Telefonaktiebolaget LM Ericsson, B Shares	744,204	7,130,678
Switzerland - 9.51%
Adecco SA (I)	1,677	65,760
Basilea Pharmaceutica (I)	36,130	1,539,896
Credit Suisse Group AG (I)	886,260	22,997,720
Lonza Group AG (I)	99,460	5,970,159
Noble Corp. (I)	194,390	5,705,347
Roche Holdings AG	179,202	28,830,322
Swiss Re, Ltd. (I)	251,611	11,710,490
UBS AG (Swiss Exchange) (I)	1,088,836	12,394,513

		89,214,207
Taiwan - 4.83%
Compal Electronics, Inc.	13,233,334	12,041,594
Compal Electronics, Inc., GDR (S)	2,123	9,858
Lite-On Technology Corp.	6,188,067	5,610,253
Siliconware Precision Industries Company	8,523,000	8,373,355
Taiwan Semiconductor
Manufacturing Company, Ltd.	8,509,581	19,280,672

		45,315,732
United Kingdom - 17.29%
Aviva PLC	3,897,310	18,415,329
BAE Systems PLC	1,753,561	7,229,417
BP PLC	1,840,025	11,036,296
Carillion PLC	1,520,420	7,844,579
G4S PLC	2,910,180	12,066,198
GlaxoSmithKline PLC	1,112,124	22,961,445
Hays PLC	7,322,723	7,857,295
Kingfisher PLC	2,797,100	10,721,757
Lloyds Banking Group PLC (I)	14,535,330	7,707,507
Marks & Spencer Group PLC	1,089,640	5,297,156
Premier Foods PLC (I)	6,627,502	1,060,052
Rexam PLC	1,713,360	8,216,707
Tesco PLC	3,778,560	22,102,507
Vodafone Group PLC	7,642,088	19,734,513

		162,250,758

TOTAL COMMON STOCKS (Cost $1,130,267,647)		$906,560,821

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 1.29%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	1,210,745	$12,113,741

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,113,051)		$12,113,741

SHORT-TERM INVESTMENTS - 3.09%
Time Deposits* - 3.09%
Bank of Montreal, 0.050%, 10/03/2011	$9,000,000	$9,000,000
Royal Bank of Canada, 0.040%, 10/03/2011	20,000,000	20,000,000

		29,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $29,000,000)		$29,000,000

Total Investments (International Value Trust)
(Cost $1,171,380,698) - 101.01%		$947,674,562
Other assets and liabilities, net - (1.01%)		(9,487,347)

TOTAL NET ASSETS - 100.00%		$938,187,215

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 42.69%
U.S. Government - 15.70%
U.S. Treasury Bonds
4.250%, 05/15/2039	$2,475,000	$3,124,300
4.375%, 11/15/2039 to 05/15/2041	7,600,000	9,818,294
4.625%, 02/15/2040 (F)	6,125,000	8,208,455
4.750%, 02/15/2041	1,950,000	2,673,633
5.375%, 02/15/2031	800,000	1,129,250
6.250%, 08/15/2023 (F)	4,000,000	5,712,500
8.125%, 08/15/2019 to 08/15/2021	4,002,000	6,229,380
U.S. Treasury Notes
0.625%, 02/28/2013 to 07/15/2014	21,450,000	21,579,027
2.500%, 04/30/2015	700	748

		58,475,587
U.S. Government Agency - 26.99%
Federal Home Loan Mortgage Corp.
5.000%, 12/01/2034	1,177,371	1,266,535
6.500%, 04/01/2029 to 08/01/2034	87,366	97,326
7.500%, 08/01/2025 to 05/01/2028	22,031	25,029
Federal National Mortgage Association
3.500%, TBA	5,000,000	5,138,437
4.000%, TBA	60,800,000	63,744,799
4.663%, 05/01/2013	543,727	557,730
5.500%, TBA	12,100,000	13,133,104
5.624%, 12/01/2011	281,312	283,203
5.987%, 11/01/2011	89,236	89,286
6.024%, 03/01/2012	284,517	289,766
6.062%, 05/01/2012	712,698	728,553
6.500%, TBA	100,000	110,281
7.000%, 06/01/2029	242	274
Government National
Mortgage Association
4.000%, TBA	13,000,000	13,905,894
6.000%, 12/15/2013 to 04/15/2035	183,928	203,678
6.500%, 06/15/2028 to 02/15/2035	116,902	130,989
7.000%, 11/15/2031 to 11/15/2033	696,838	798,729

252

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
8.000%, 07/15/2030		$7,287	$8,470

			100,512,083

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $149,646,189)			$158,987,670

FOREIGN GOVERNMENT
OBLIGATIONS - 1.60%
Brazil - 1.17%
Federative Republic of Brazil
5.875%, 01/15/2019		1,430,000	1,640,924
Federative Republic of Brazil, Series F
10.000%, 01/01/2012	BRL	5,030,000	2,731,084

			4,372,008
Mexico - 0.20%
Government of Mexico
5.625%, 01/15/2017		$680,000	757,520
Qatar - 0.23%
Government of Qatar
4.000%, 01/20/2015 (S)		800,000	842,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,910,595)			$5,971,528

CORPORATE BONDS - 46.95%
Consumer Discretionary - 5.10%
Affinia Group, Inc.
9.000%, 11/30/2014		15,000	14,475
10.750%, 08/15/2016 (S)		13,000	13,260
AMC Entertainment, Inc.
8.750%, 06/01/2019		45,000	44,213
AutoZone, Inc.
4.000%, 11/15/2020		810,000	812,491
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		85,000	30,813
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		25,000	25,219
Catalina Marketing Corp., PIK
10.500%, 10/01/2015 (S)		35,000	33,775
CBS Corp.
5.750%, 04/15/2020		385,000	424,236
8.200%, 05/15/2014		745,000	856,730
CCO Holdings LLC/CCO
Holdings Capital Corp.
7.875%, 04/30/2018		15,000	15,263
8.125%, 04/30/2020		10,000	10,400
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017		20,000	20,450
Comcast Cable Communications LLC
8.500%, 05/01/2027		556,000	733,685
Comcast Corp.
5.700%, 05/15/2018		545,000	630,543
COX Communications, Inc.
8.375%, 03/01/2039 (S)		150,000	207,099
CSC Holdings, Inc.
7.625%, 07/15/2018		184,000	192,280
Daimler Finance North America LLC
2.625%, 09/15/2016 (S)		600,000	585,593
8.500%, 01/18/2031		575,000	814,739

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
3.500%, 03/01/2016	$565,000	$583,337
4.750%, 10/01/2014	440,000	476,909
DISH DBS Corp.
6.750%, 06/01/2021 (S)	51,000	48,705
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	25,000	26,125
Ford Motor Company
7.450%, 07/16/2031	75,000	84,831
HSN, Inc.
11.250%, 08/01/2016	25,000	27,375
Liberty Media LLC
8.250%, 02/01/2030	103,000	97,593
Limited Brands, Inc.
7.000%, 05/01/2020	95,000	99,750
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	1,201,000	1,252,414
5.900%, 12/01/2016	190,000	208,669
6.900%, 04/01/2029	419,000	471,106
Mediacom Broadband LLC/Mediacom
Broadband Corp
8.500%, 10/15/2015	78,000	77,610
MGM Resorts International
9.000%, 03/15/2020	10,000	10,388
10.375%, 05/15/2014	5,000	5,456
11.125%, 11/15/2017	5,000	5,488
NBCUniversal Media LLC
5.150%, 04/30/2020	900,000	988,234
NetFlix, Inc.
8.500%, 11/15/2017	45,000	48,713
News America, Inc.
4.500%, 02/15/2021	115,000	115,702
7.750%, 01/20/2024	622,000	773,747
7.850%, 03/01/2039	325,000	402,683
Peninsula Gaming LLC/Peninsula
Gaming Corp
8.375%, 08/15/2015	20,000	19,900
PVH Corp.
7.375%, 05/15/2020	25,000	26,063
Quebecor Media, Inc.
7.750%, 03/15/2016	70,000	69,963
QVC, Inc.
7.500%, 10/01/2019 (S)	40,000	42,600
Royal Caribbean Cruises, Ltd.
11.875%, 07/15/2015	15,000	17,400
Service Corp. International
7.375%, 10/01/2014	10,000	10,675
7.625%, 10/01/2018	20,000	21,150
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)	15,000	15,750
Staples, Inc.
9.750%, 01/15/2014	935,000	1,084,071
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	844,071
Tenneco, Inc.
8.125%, 11/15/2015	40,000	40,800
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	85,000	96,688
Time Warner Cable, Inc.
4.000%, 09/01/2021	305,000	298,737
5.850%, 05/01/2017	1,390,000	1,545,625
8.250%, 02/14/2014	205,000	233,078
Time Warner Companies, Inc.
7.250%, 10/15/2017	390,000	467,377

253

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner, Inc.
6.250%, 03/29/2041	$300,000	$343,154
7.700%, 05/01/2032	1,298,000	1,650,457
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	155,000	162,750
Videotron Ltee
9.125%, 04/15/2018	592,000	645,280
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020	80,000	84,000

		18,989,688
Consumer Staples - 4.01%
Altria Group, Inc.
4.750%, 05/05/2021	225,000	233,073
9.250%, 08/06/2019	360,000	472,420
9.700%, 11/10/2018	900,000	1,193,905
10.200%, 02/06/2039	300,000	435,748
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,371,000	1,488,674
Cia de Bebidas das Americas
8.750%, 09/15/2013	780,000	881,400
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	950,000	955,809
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	120,000	126,000
CVS Caremark Corp.
6.125%, 08/15/2016	175,000	202,533
6.250%, 06/01/2027	310,000	378,258
CVS Caremark Corp. (6.302% to
06/01/2012, then 3 month
LIBOR + 2.065%)
06/01/2037	415,000	401,513
CVS Pass-Through Trust
6.943%, 01/10/2030	533,435	599,388
General Mills, Inc.
5.200%, 03/17/2015	445,000	499,148
5.650%, 02/15/2019	225,000	266,740
Lorillard Tobacco Company
3.500%, 08/04/2016	61,000	61,125
6.875%, 05/01/2020	209,000	232,055
8.125%, 06/23/2019	220,000	258,020
PepsiCo, Inc.
7.900%, 11/01/2018	107,000	142,527
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	1,136,000	1,246,867
Procter & Gamble
9.360%, 01/01/2021	313,184	417,448
Revlon Consumer Products Corp.
9.750%, 11/15/2015	25,000	26,188
Reynolds American, Inc.
7.250%, 06/01/2013	295,000	321,871
Rite Aid Corp.
10.375%, 07/15/2016	50,000	51,125
Smithfield Foods, Inc.
10.000%, 07/15/2014	65,000	73,775
Smithfield Foods, Inc., Series B
7.750%, 05/15/2013	19,000	19,618
The Kroger Company
4.950%, 01/15/2015	700,000	772,615
6.750%, 04/15/2012	671,000	691,776
Tyson Foods, Inc.
10.500%, 03/01/2014	15,000	17,325
Wal-Mart Stores, Inc.
5.625%, 04/15/2041	1,000,000	1,235,519

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	$1,175,000	$1,215,123
Yankee Candle Company, Inc., Series B
9.750%, 02/15/2017	5,000	4,613

		14,922,199
Energy - 3.97%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	16,000	14,920
6.250%, 06/01/2021	11,000	10,271
Anadarko Petroleum Corp.
6.375%, 09/15/2017	30,000	33,680
6.450%, 09/15/2036	640,000	678,531
Antero Resources Finance Corp.
9.375%, 12/01/2017	20,000	20,800
Aquilex Holdings LLC/Aquilex
Finance Corp.
11.125%, 12/15/2016	10,000	4,400
Berry Petroleum Company
10.250%, 06/01/2014	10,000	11,200
BP Capital Markets PLC
3.125%, 10/01/2015	1,350,000	1,395,710
4.742%, 03/11/2021	360,000	395,682
4.750%, 03/10/2019	115,000	127,191
Burlington Resources Finance Company
7.400%, 12/01/2031	541,000	760,757
Chesapeake Energy Corp.
6.875%, 11/15/2020	60,000	62,700
ConocoPhillips
4.600%, 01/15/2015	635,000	695,945
5.900%, 05/15/2038	400,000	493,371
Consol Energy Inc.
8.000%, 04/01/2017	25,000	26,125
8.250%, 04/01/2020	25,000	26,313
El Paso Corp.
7.000%, 06/15/2017	235,000	263,477
El Paso Natural Gas Company
5.950%, 04/15/2017	85,000	95,688
Energy Transfer Equity LP
7.500%, 10/15/2020	70,000	71,925
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	50,000	50,000
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	323,082
6.850%, 02/15/2020	1,045,000	1,235,335
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	51,000	50,490
Motiva Enterprises LLC
5.200%, 09/15/2012 (S)	952,000	979,925
Newfield Exploration Company
5.750%, 01/30/2022	45,000	44,494
6.625%, 04/15/2016	25,000	25,250
7.125%, 05/15/2018	40,000	41,400
Nexen, Inc.
6.200%, 07/30/2019	515,000	588,209
7.500%, 07/30/2039	125,000	146,735
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	1,850,000	1,925,655
Peabody Energy Corp.
6.500%, 09/15/2020	116,000	121,945
7.375%, 11/01/2016	60,000	65,925
Petrobras International Finance Company
5.375%, 01/27/2021	1,400,000	1,415,400
Pioneer Natural Resources Company
6.650%, 03/15/2017	115,000	123,191

254

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pioneer Natural Resources Company (continued)
6.875%, 05/01/2018	$35,000	$37,607
Plains All American Pipeline LP/PAA
Finance Corp.
5.750%, 01/15/2020	435,000	475,058
Pride International, Inc.
6.875%, 08/15/2020	20,000	23,107
Range Resources Corp.
5.750%, 06/01/2021	40,000	41,500
6.750%, 08/01/2020	25,000	26,625
7.500%, 10/01/2017	50,000	53,000
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	427,587
Transocean, Inc.
4.950%, 11/15/2015	800,000	842,995
Valero Energy Corp.
8.750%, 06/15/2030	403,000	519,365

		14,772,566
Financials - 21.47%
ACE INA Holdings, Inc.
5.700%, 02/15/2017	160,000	179,196
AIG Retirement Services, Inc.
8.125%, 04/28/2023	865,000	977,301
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	205,000	232,963
AMB Property LP
6.125%, 12/01/2016	505,000	521,632
7.500%, 06/30/2018	364,000	394,865
American Express Centurion Bank
6.000%, 09/13/2017	1,200,000	1,347,751
American Express Credit Corp.
5.125%, 08/25/2014	750,000	812,113
American International Group, Inc.
4.875%, 09/15/2016	600,000	575,591
5.450%, 05/18/2017	370,000	354,555
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	680,000	760,677
AXA Financial, Inc.
7.000%, 04/01/2028	865,000	951,701
Bank of America Corp.
5.420%, 03/15/2017	1,700,000	1,477,903
5.625%, 07/01/2020	1,500,000	1,383,356
5.750%, 12/01/2017	600,000	563,143
Barclays Bank PLC
6.050%, 12/04/2017 (S)	850,000	780,790
Brandywine Operating Partnership LP
4.950%, 04/15/2018	400,000	386,828
5.700%, 05/01/2017	825,000	836,617
Capital One Financial Corp.
6.150%, 09/01/2016	950,000	1,006,989
7.375%, 05/23/2014	135,000	150,852
CIT Group, Inc.
7.000%, 05/01/2014 to 05/01/2017	6,221	6,282
7.000%, 05/04/2015 to 05/02/2017 (S)	66,000	64,200
Citigroup, Inc.
4.875%, 05/07/2015	614,000	613,813
5.000%, 09/15/2014	360,000	353,226
5.500%, 08/27/2012	1,145,000	1,174,949
6.125%, 11/21/2017 to 05/15/2018	1,210,000	1,298,330
6.500%, 08/19/2013	205,000	215,743
6.875%, 03/05/2038	550,000	598,512
Credit Acceptance Corp.
9.125%, 02/01/2017	25,000	24,625

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	$1,220,000	$1,145,308
Credit Suisse AG
5.400%, 01/14/2020	950,000	913,811
Discover Financial Services
6.450%, 06/12/2017	885,000	921,854
DuPont Fabros Technology LP
8.500%, 12/15/2017	75,000	77,625
Equity One, Inc.
6.000%, 09/15/2017	700,000	711,033
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,200,000	1,316,212
ERP Operating LP
5.250%, 09/15/2014	675,000	728,125
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	1,475,000	1,277,719
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	525,000	563,602
Fifth Third Bancorp
3.625%, 01/25/2016	610,000	620,502
Ford Motor Credit Company LLC
7.000%, 10/01/2013	84,000	88,220
8.125%, 01/15/2020	100,000	113,578
General Electric Capital Corp.
2.800%, 01/08/2013	1,750,000	1,780,256
3.750%, 11/14/2014	1,000,000	1,044,404
5.300%, 02/11/2021	755,000	784,333
5.625%, 05/01/2018	500,000	547,169
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	400,000	436,414
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	95,000	89,300
HCP, Inc.
5.650%, 12/15/2013	450,000	472,692
7.072%, 06/08/2015	433,000	475,944
Health Care REIT, Inc.
5.250%, 01/15/2022	781,000	741,699
Host Hotels & Resorts LP
6.000%, 11/01/2020	205,000	199,363
6.375%, 03/15/2015	20,000	19,900
6.875%, 11/01/2014	15,000	14,813
HSBC USA, Inc.
9.500%, 04/15/2014	865,000	980,916
International Lease Finance Corp.
5.650%, 06/01/2014	110,000	102,025
6.250%, 05/15/2019	50,000	43,508
6.375%, 03/25/2013	106,000	103,085
8.625%, 09/15/2015	25,000	24,813
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	648,000	766,521
JPMorgan Chase & Company
3.450%, 03/01/2016	500,000	502,368
3.700%, 01/20/2015	425,000	435,682
4.250%, 10/15/2020	510,000	511,932
6.000%, 01/15/2018	1,120,000	1,248,520
Kemper Corp.
6.000%, 05/15/2017	269,000	277,585
Kimco Realty Corp.
5.584%, 11/23/2015	410,000	438,351
6.875%, 10/01/2019	560,000	639,983

255

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lazard Group LLC
6.850%, 06/15/2017	$1,290,000	$1,421,429
LBG Capital No.1 PLC
7.875%, 11/01/2020 (S)	200,000	145,000
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	410,000	390,076
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	1,000,000	947,092
Liberty Property LP
6.625%, 10/01/2017	210,000	230,223
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	350,000	342,598
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	550,000	830,119
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017	550,000	490,923
6.220%, 09/15/2026	370,000	313,460
6.400%, 08/28/2017	1,800,000	1,746,445
7.750%, 05/14/2038	300,000	279,285
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	2,050,000	2,114,686
5.125%, 04/10/2013 (S)	535,000	561,595
Morgan Stanley
4.200%, 11/20/2014	650,000	635,976
5.550%, 04/27/2017	285,000	274,662
6.000%, 04/28/2015	150,000	149,362
6.250%, 08/28/2017	1,320,000	1,304,383
6.625%, 04/01/2018	1,225,000	1,216,476
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	615,000	670,439
9.375%, 08/15/2039 (S)	250,000	291,815
NBD Bancorp NA
8.250%, 11/01/2024	1,730,000	2,210,248
Nomura Holdings, Inc.
5.000%, 03/04/2015	485,000	508,474
Nordea Bank AB
4.875%, 05/13/2021 (S)	1,240,000	1,061,062
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,195,128
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	697,000	777,814
Provident Funding Associates LP/PFG
Finance Corp.
10.250%, 04/15/2017 (S)	80,000	78,000
Realty Income Corp.
6.750%, 08/15/2019	660,000	768,812
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	865,000	873,288
SLM Corp.
6.250%, 01/25/2016	1,161,000	1,140,196
8.000%, 03/25/2020	10,000	9,872
8.450%, 06/15/2018	40,000	41,647
Sovereign Bank
8.750%, 05/30/2018	250,000	291,493
Springleaf Finance Corp.
5.375%, 10/01/2012	346,000	318,320
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,690,235
SunTrust Banks, Inc.
3.600%, 04/15/2016	705,000	715,215
The Bear Stearns Companies LLC
6.400%, 10/02/2017	85,000	96,582
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	1,755,000	1,709,642

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
5.250%, 07/27/2021	$305,000	$301,320
5.375%, 03/15/2020	180,000	178,981
6.750%, 10/01/2037	2,030,000	1,860,808
7.500%, 02/15/2019	225,000	251,355
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	700,000	705,081
UDR, Inc.
6.050%, 06/01/2013	500,000	525,239
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	390,000	437,493
US Bancorp
7.500%, 06/01/2026	1,624,000	2,269,829
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	575,000	553,015
Virgin Media Secured Finance PLC
6.500%, 01/15/2018	140,000	148,750
W.R. Berkley Corp.
5.600%, 05/15/2015	377,000	381,106
Wachovia Bank NA
6.919%, 12/15/2036	500,000	625,483
WCI Finance LLC/WEA Finance LLC
5.400%, 10/01/2012 (S)	800,000	824,747
Wells Fargo & Company
3.676%, 06/15/2016	900,000	937,168
4.950%, 10/16/2013	2,410,000	2,547,401
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	70,000	72,100
Weyerhaeuser Company
7.950%, 03/15/2025	260,000	299,556

		79,965,172
Health Care - 2.54%
Alere, Inc.
9.000%, 05/15/2016	35,000	33,425
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,260,000	1,437,443
Amgen, Inc.
6.400%, 02/01/2039	545,000	719,152
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	15,000	16,200
Biomet, Inc.
10.000%, 10/15/2017	10,000	10,300
BioScrip, Inc.
10.250%, 10/01/2015	15,000	15,000
Community Health Systems, Inc.
8.875%, 07/15/2015	35,000	34,388
Elan Finance PLC / Elan Finance Corp.
8.875%, 12/01/2013	75,000	77,250
Express Scripts, Inc.
3.125%, 05/15/2016	495,000	500,126
6.250%, 06/15/2014	525,000	578,105
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)	10,000	10,150
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	45,000	49,725
HCA, Inc.
6.375%, 01/15/2015	15,000	14,588
6.500%, 02/15/2020	15,000	14,663
8.500%, 04/15/2019	125,000	132,500
McKesson Corp.
7.500%, 02/15/2019	65,000	84,487

256

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Medco Health Solutions, Inc.
7.125%, 03/15/2018	$415,000	$503,538
Merck & Company, Inc.
3.875%, 01/15/2021	785,000	854,911
4.000%, 06/30/2015	725,000	797,736
Pfizer, Inc.
6.200%, 03/15/2019	1,030,000	1,292,245
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	1,025,000	1,253,793
Tenet Healthcare Corp.
8.875%, 07/01/2019	150,000	158,625
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	255,000	269,264
WellPoint, Inc.
7.000%, 02/15/2019	485,000	599,293

		9,456,907
Industrials - 1.29%
ACCO Brands Corp.
7.625%, 08/15/2015	30,000	29,025
10.625%, 03/15/2015	10,000	10,750
BE Aerospace, Inc.
6.875%, 10/01/2020	50,000	52,125
Bombardier, Inc.
7.500%, 03/15/2018 (S)	15,000	15,825
7.750%, 03/15/2020 (S)	75,000	79,875
Case New Holland, Inc.
7.750%, 09/01/2013	35,000	36,488
7.875%, 12/01/2017	75,000	79,875
Clean Harbors, Inc.
7.625%, 08/15/2016	9,000	9,383
CNH America LLC
7.250%, 01/15/2016	30,000	31,050
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	222,772	227,227
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	375,945	375,945
Continental Airlines 2005-ERJ1 Pass
Through Trust
9.798%, 04/01/2021	22,635	22,522
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	14,205	14,276
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	4,865	4,525
Deluxe Corp.
7.375%, 06/01/2015	110,000	108,900
Esterline Technologies Corp.
7.000%, 08/01/2020	45,000	46,238
General Electric Company
5.250%, 12/06/2017	625,000	694,969
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018 (S)	16,000	14,880
7.125%, 03/15/2021 (S)	26,000	24,115
International Lease Finance Corp.
5.750%, 05/15/2016	25,000	22,233
6.500%, 09/01/2014 (S)	20,000	20,000
6.625%, 11/15/2013	25,000	24,250
6.750%, 09/01/2016 (S)	25,000	25,063
7.125%, 09/01/2018 (S)	850,000	853,188

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Marquette Transportation
Company/Marquette Transportation
Finance Corp.
10.875%, 01/15/2017	$30,000	$28,913
Masco Corp.
6.500%, 08/15/2032	110,000	97,613
Meritor, Inc.
8.125%, 09/15/2015	25,000	22,125
10.625%, 03/15/2018	30,000	28,875
Navios Maritime Holdings, Inc./Navios
Maritime Finance US, Inc.
8.875%, 11/01/2017	75,000	73,125
Navistar International Corp.
8.250%, 11/01/2021	45,000	46,181
Owens Corning
9.000%, 06/15/2019	15,000	17,730
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	642,856	681,427
SPX Corp.
7.625%, 12/15/2014	30,000	32,100
Textron, Inc.
7.250%, 10/01/2019	380,000	426,201
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	75,000	67,500
United Rentals North America, Inc.
10.875%, 06/15/2016	15,000	16,200
Waste Management, Inc.
6.375%, 03/11/2015	375,000	430,546

		4,791,263
Information Technology - 0.89%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	50,000	49,625
Avnet, Inc.
6.625%, 09/15/2016	500,000	556,373
eAccess, Ltd.
8.250%, 04/01/2018 (S)	25,000	22,875
EH Holding Corp.
6.500%, 06/15/2019 (S)	45,000	43,313
Equinix, Inc.
8.125%, 03/01/2018	45,000	47,363
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	20,000	20,300
Hewlett-Packard Company
3.000%, 09/15/2016	1,750,000	1,765,804
International Business Machines Corp.
1.950%, 07/22/2016	645,000	651,113
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	34,125
Mantech International Corp.
7.250%, 04/15/2018	55,000	54,450
Seagate HDD Cayman
6.875%, 05/01/2020	85,000	78,200
Seagate Technology HDD Holdings
6.800%, 10/01/2016	10,000	9,950

		3,333,491
Materials - 1.18%
Agrium, Inc.
7.125%, 05/23/2036	750,000	996,059
ArcelorMittal
5.375%, 06/01/2013	425,000	433,714
5.500%, 03/01/2021	300,000	269,177

257

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
ArcelorMittal (continued)
6.125%, 06/01/2018	$350,000	$338,224
Ashland, Inc.
9.125%, 06/01/2017	25,000	27,656
Ball Corp.
5.750%, 05/15/2021	82,000	79,745
6.750%, 09/15/2020	80,000	82,800
Celanese US Holdings LLC
6.625%, 10/15/2018	30,000	31,013
CF Industries, Inc.
6.875%, 05/01/2018	45,000	50,231
7.125%, 05/01/2020	45,000	51,244
Clearwater Paper Corp.
7.125%, 11/01/2018	40,000	39,700
Corp Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	335,000	352,802
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	125,000	117,500
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	45,000	45,841
7.125%, 01/15/2017 (S)	40,000	41,944
Lyondell Chemical Company
8.000%, 11/01/2017 (S)	100,000	107,750
Nalco Company
6.625%, 01/15/2019 (S)	65,000	71,175
Neenah Paper, Inc.
7.375%, 11/15/2014	21,000	20,580
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	75,000	78,000
Rock-Tenn Company
9.250%, 03/15/2016	35,000	37,275
Solutia, Inc.
8.750%, 11/01/2017	5,000	5,325
The Dow Chemical Company
5.900%, 02/15/2015	800,000	883,515
Vale Canada, Ltd.
5.700%, 10/15/2015	217,000	240,078

		4,401,348
Telecommunication Services - 2.57%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	952,000	1,126,114
COX Communications, Inc.
5.875%, 12/01/2016 (S)	850,000	964,453
7.125%, 10/01/2012	532,000	563,542
Cricket Communications, Inc.
7.750%, 05/15/2016	50,000	50,188
Frontier Communications Corp.
7.125%, 03/15/2019	140,000	133,350
8.250%, 04/15/2017	115,000	111,550
8.500%, 04/15/2020	5,000	4,850
GTE Corp.
8.750%, 11/01/2021	865,000	1,210,848
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	25,000	24,438
New Cingular Wireless Services, Inc.
8.125%, 05/01/2012	364,000	378,690
Qwest Communications International, Inc.
8.000%, 10/01/2015	40,000	41,600
Qwest Corp.
7.500%, 10/01/2014	55,000	59,400
8.375%, 05/01/2016	390,000	428,025
SBA Telecommunications, Inc.
8.000%, 08/15/2016	5,000	5,238
8.250%, 08/15/2019	40,000	42,000

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	$5,000	$2,900
Sprint Capital Corp.
6.900%, 05/01/2019	35,000	30,100
Sprint Nextel Corp.
6.000%, 12/01/2016	28,000	24,080
Telecom Italia Capital SA
5.250%, 11/15/2013	650,000	635,434
6.000%, 09/30/2034	347,000	284,451
Telefonica Emisiones SAU
7.045%, 06/20/2036	575,000	575,785
Verizon Communications, Inc.
5.550%, 02/15/2016	1,120,000	1,278,535
6.900%, 04/15/2038	50,000	64,650
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,417,283
Windstream Corp.
7.875%, 11/01/2017	65,000	65,813
8.125%, 09/01/2018	60,000	60,450

		9,583,767
Utilities - 3.93%
Atmos Energy Corp.
6.350%, 06/15/2017	195,000	232,519
Carolina Power & Light Company
6.500%, 07/15/2012	1,254,000	1,309,311
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	400,000	466,904
CenterPoint Energy Resources Corp.,
Series B
5.950%, 01/15/2014	700,000	760,393
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	194,267
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	463,122
6.150%, 03/15/2012	273,000	279,319
Dolphin Subsidiary II, Inc.
7.250%, 10/15/2021 (S)	25,000	25,063
Dominion Resources, Inc.
6.400%, 06/15/2018	870,000	1,047,624
7.000%, 06/15/2038	425,000	566,252
Duke Energy Corp.
5.650%, 06/15/2013	1,300,000	1,387,679
Edison International
3.750%, 09/15/2017	495,000	502,033
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021	55,000	46,750
Georgia Power Company
5.250%, 12/15/2015	250,000	284,330
Intergen NV
9.000%, 06/30/2017 (S)	85,000	86,488
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	15,413
Nevada Power Company
6.500%, 08/01/2018	450,000	543,130
NiSource Finance Corp.
6.400%, 03/15/2018	385,000	448,690
Northern States Power Company
6.500%, 03/01/2028	433,000	569,587
NRG Energy, Inc.
7.375%, 01/15/2017	65,000	67,031
Ohio Edison Company
6.875%, 07/15/2036	450,000	559,242
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	395,000	564,274

258

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Puget Sound Energy, Inc.
5.757%, 10/01/2039	$440,000	$532,973
7.000%, 03/09/2029	346,000	440,837
Sempra Energy
6.000%, 10/15/2039	500,000	606,743
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	425,000	488,732
Southern California Edison Company
6.000%, 01/15/2034	519,000	669,085
The AES Corp.
8.000%, 06/01/2020	100,000	100,000
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	271,558
Wisconsin Power and Light Company
5.000%, 07/15/2019	950,000	1,098,070

		14,627,419

TOTAL CORPORATE BONDS (Cost $164,575,579)		$174,843,820

CAPITAL PREFERRED SECURITIES - 0.50%
Financials - 0.50%
ACE Capital Trust II , 9.700%, 04/01/2030	752,000	957,799
AGFC Capital Trust I, (6.000% to
01/15/2017, then 3 month LIBOR
+1.750%) 01/15/2067 (S)	860,000	387,000
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%) 02/17/2037	400,000	382,000
NB Capital Trust IV , 8.250%, 04/15/2027	135,000	125,213

		1,852,012

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,360,674)		$1,852,012

CONVERTIBLE BONDS - 0.02%
Health Care - 0.01%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	25,000	22,250
Telecommunication Services - 0.01%
Leap Wireless International, Inc.
4.500%, 07/15/2014	50,000	44,313

TOTAL CONVERTIBLE BONDS (Cost $62,893)		$66,563

MUNICIPAL BONDS - 5.30%
California - 1.72%
Bay Area Toll Authority
6.263%, 04/01/2049	1,050,000	1,357,073
Irvine Ranch Water District Joint Powers
Agency 2.605%, 03/15/2014	900,000	937,944
Los Angeles Unified School District
5.750%, 07/01/2034	1,000,000	1,132,820
State of California
7.300%, 10/01/2039	925,000	1,114,505
7.550%, 04/01/2039	800,000	989,992
7.600%, 11/01/2040	75,000	93,733
University of California
5.770%, 05/15/2043	660,000	764,768

		6,390,835
Florida - 0.24%
Miami Beach Florida Redevelopment
Agency 8.950%, 12/01/2022	865,000	877,681

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Illinois - 1.18%
City of Chicago Illinois
6.845%, 01/01/2038	$990,000	$1,115,740
Illinois State Toll Highway Authority
6.184%, 01/01/2034	945,000	1,106,793
State of Illinois
5.665%, 03/01/2018	1,305,000	1,390,464
5.877%, 03/01/2019	750,000	801,818

		4,414,815
Louisiana - 0.41%
Louisiana Local Government
Environmental Facilities & Communities
Development Authority
2.470%, 02/01/2019	1,475,000	1,522,908
Maryland - 0.10%
Maryland State Transportation Authority
5.888%, 07/01/2043	290,000	359,365
Massachusetts - 0.30%
Massachusetts School Building Authority
5.715%, 08/15/2039	900,000	1,117,530
Missouri - 0.32%
University of Missouri 5.960%, 11/01/2039	940,000	1,187,568
New Jersey - 0.36%
Jersey City Municipal Utilities Authority
4.550%, 05/15/2012	130,000	131,216
New Jersey State Turnpike Authority
7.414%, 01/01/2040	865,000	1,229,961

		1,361,177
New York - 0.25%
Port Authority of New York & New Jersey
6.040%, 12/01/2029	400,000	487,112
Sales Tax Asset Receivable Corp., Series B
4.250%, 10/15/2011	435,000	435,705

		922,817
Texas - 0.42%
North Texas Tollway Authority
6.718%, 01/01/2049	1,230,000	1,570,254

TOTAL MUNICIPAL BONDS (Cost $17,136,982)		$19,724,950

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.25%
Commercial & Residential - 3.23%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	880,000	940,073
Bear Stearns Commercial Mortgage
Securities, Series 2006-PW 14, Class A4
5.201%, 12/11/2038	1,210,000	1,308,888
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	715,000	724,238
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	643,636
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	2,500,000	2,655,250
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-CB14,
Class A4 5.481%, 12/12/2044 (P)	1,500,000	1,619,595
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.855%, 05/12/2039 (P)	2,000,000	2,209,652

259

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	$746,000	$793,240
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	1,085,000	1,140,664
U.S. Government Agency - 0.02%
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.021%, 09/16/2035	288,149	60,010

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,292,729)		$12,095,246

ASSET BACKED SECURITIES - 2.36%
Avis Budget Rental Car Funding
AESOP LLC, Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	1,260,000	1,318,074
Bank of America Auto Trust,
Series 2010-2, Class A4
1.940%, 06/15/2017	800,000	817,069
Chase Issuance Trust, Series 2008-A4,
Class A4 4.650%, 03/15/2015	845,000	894,053
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	900,000	909,000
Ford Credit Auto Owner Trust,
Series 2009-E, Class A3
1.510%, 01/15/2014	440,133	441,977
Hertz Vehicle Financing LLC
Series 2010-1A, Class A2,
3.740%, 02/25/2017 (S)	1,095,000	1,130,743
Series 2009-2A, Class A1,
4.260%, 03/25/2014 (S)	285,000	295,450
LCM LP, Series 8A, Class A
1.849%, 01/14/2021 (P)(S)	1,100,000	1,073,904
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	172,988	182,071
Santander Drive Auto Receivables Trust
Series 2010-2, Class A3,
1.240%, 02/17/2014	785,000	786,217
Series 2011-1, Class B,
2.350%, 11/16/2015	945,000	942,803

TOTAL ASSET BACKED SECURITIES (Cost $8,681,313)		$8,791,361

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 28.04%
Repurchase Agreement - 28.04%
Deutsche Tri-Party Repurchase Agreement
dated 9/30/2011 at 0.050% to be
repurchased at $104,400,435 on
10/03/2011, collateralized by
$106,116,886 Government National
Mortgage Association, 4.500% due
04/15/2041 (valued at $55,215,141,
including interest) and 5.000% due
09/20/2039 (valued at $51,272,859,
including interest)	$104,400,000	$104,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $104,400,000)		$104,400,000

Total Investments (Investment Quality Bond Trust)
(Cost $464,066,954) - 130.71%		$486,733,150
Other assets and liabilities, net - (30.71%)		(114,345,860)

TOTAL NET ASSETS - 100.00%		$372,387,290

Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.75%
Consumer Discretionary - 13.06%
Automobiles - 1.34%
General Motors Company (I)	92,500	$1,866,650
Diversified Consumer Services - 0.76%
Apollo Group, Inc., Class A (I)	26,700	1,057,587
Hotels, Restaurants & Leisure - 2.50%
Carnival Corp. (L)	67,001	2,030,130
International Game Technology	100,100	1,454,453

		3,484,583
Internet & Catalog Retail - 1.53%
Amazon.com, Inc. (I)	9,900	2,140,677
Media - 5.06%
Comcast Corp., Class A	124,700	2,606,230
Time Warner, Inc. (L)	92,100	2,760,237
Viacom, Inc., Class B	43,700	1,692,938

		7,059,405
Specialty Retail - 1.04%
GameStop Corp., Class A (I)(L)	63,100	1,457,610
Textiles, Apparel & Luxury Goods - 0.83%
Coach, Inc.	22,500	1,166,175

		18,232,687
Consumer Staples - 8.63%
Beverages - 2.44%
PepsiCo, Inc.	54,900	3,398,310
Food & Staples Retailing - 1.58%
The Kroger Company	100,300	2,202,588
Food Products - 2.48%
Kraft Foods, Inc., Class A	103,000	3,458,740
Household Products - 2.13%
Colgate-Palmolive Company	33,600	2,979,648

		12,039,286

260

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 10.72%
Energy Equipment & Services - 4.08%
Baker Hughes, Inc.	20,800	$960,128
Ensco International PLC, ADR	42,500	1,718,275
McDermott International, Inc. (I)	104,100	1,120,116
Noble Corp. (I)(L)	64,500	1,893,075

		5,691,594
Oil, Gas & Consumable Fuels - 6.64%
EOG Resources, Inc.	24,000	1,704,240
Exxon Mobil Corp.	38,500	2,796,255
Hess Corp.	37,200	1,951,512
Peabody Energy Corp. (L)	39,700	1,345,036
Ultra Petroleum Corp. (I)(L)	53,000	1,469,160

		9,266,203

		14,957,797
Financials - 13.95%
Capital Markets - 2.73%
Morgan Stanley	133,100	1,796,850
The Goldman Sachs Group, Inc.	21,300	2,013,915

		3,810,765
Commercial Banks - 3.63%
U.S. Bancorp	88,100	2,073,874
Wells Fargo & Company	124,122	2,993,823

		5,067,697
Diversified Financial Services - 4.27%
Citigroup, Inc.	118,550	3,037,251
JPMorgan Chase & Company	96,900	2,918,628

		5,955,879
Insurance - 2.30%
Aflac, Inc.	41,900	1,464,405
MetLife, Inc.	62,100	1,739,421

		3,203,826
Real Estate Investment Trusts - 1.02%
Annaly Capital Management, Inc. (L)	86,000	1,430,180

		19,468,347
Health Care - 16.92%
Biotechnology - 4.39%
Acorda Therapeutics, Inc. (I)	36,400	726,544
Alexion Pharmaceuticals, Inc. (I)	28,700	1,838,522
Amgen, Inc.	24,700	1,357,265
Amylin Pharmaceuticals, Inc. (I)(L)	55,300	510,419
Pharmasset, Inc. (I)	20,500	1,688,585

		6,121,335
Health Care Equipment & Supplies - 2.50%
Baxter International, Inc.	28,800	1,616,832
Medtronic, Inc.	56,266	1,870,282

		3,487,114
Health Care Providers & Services - 2.76%
HCA Holdings, Inc. (I)	63,200	1,274,112
UnitedHealth Group, Inc.	55,900	2,578,108

		3,852,220
Life Sciences Tools & Services - 0.53%
Bio-Rad Laboratories, Inc., Class A (I)	8,200	744,314
Pharmaceuticals - 6.74%
Allergan, Inc.	23,774	1,958,502
Johnson & Johnson	62,500	3,981,875
Merck & Company, Inc.	81,000	2,649,510

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries, Ltd., ADR	22,000	$818,840

		9,408,727

		23,613,710
Industrials - 10.76%
Aerospace & Defense - 5.26%
General Dynamics Corp.	50,900	2,895,701
Textron, Inc.	108,500	1,913,940
The Boeing Company (L)	41,700	2,523,267

		7,332,908
Air Freight & Logistics - 1.15%
FedEx Corp.	23,717	1,605,167
Airlines - 1.22%
Southwest Airlines Company (L)	211,500	1,700,460
Machinery - 1.90%
Illinois Tool Works, Inc.	63,752	2,652,083
Road & Rail - 1.23%
Hertz Global Holdings, Inc. (I)(L)	193,500	1,722,150

		15,012,768
Information Technology - 16.65%
Communications Equipment - 3.51%
Cisco Systems, Inc.	154,300	2,390,107
QUALCOMM, Inc.	51,500	2,504,445

		4,894,552
Computers & Peripherals - 5.35%
Apple, Inc. (I)	15,600	5,946,408
Hewlett-Packard Company	68,100	1,528,845

		7,475,253
IT Services - 2.01%
ServiceSource International, Inc. (I)	54,500	719,945
Visa, Inc., Class A	24,400	2,091,568

		2,811,513
Semiconductors & Semiconductor Equipment - 2.11%
Broadcom Corp., Class A (I)	48,000	1,597,920
Intersil Corp., Class A	130,400	1,341,816

		2,939,736
Software - 3.67%
Adobe Systems, Inc. (I)(L)	112,600	2,721,542
Rovi Corp. (I)	2,731	117,378
Symantec Corp. (I)	139,800	2,278,740

		5,117,660

		23,238,714
Materials - 3.18%
Chemicals - 2.11%
Celanese Corp., Series A	44,800	1,457,344
The Dow Chemical Company	66,600	1,495,836

		2,953,180
Construction Materials - 1.07%
Martin Marietta Materials, Inc. (L)	23,600	1,491,992

		4,445,172
Utilities - 3.88%
Electric Utilities - 3.88%
American Electric Power Company, Inc.	48,457	1,842,335
FirstEnergy Corp.	37,500	1,684,125

261

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Nextera Energy, Inc.	35,100	$1,896,102

		5,422,562

		5,422,562

TOTAL COMMON STOCKS (Cost $145,238,184)		$136,431,043

INVESTMENT COMPANIES - 0.89%
Financials - 0.89%
SPDR S&P 500 ETF Trust	11,000	1,244,870

TOTAL INVESTMENT COMPANIES (Cost $1,257,128)		$1,244,870

SECURITIES LENDING COLLATERAL - 12.86%
John Hancock Collateral
Investment Trust, 0.2515% (Y)(W)	1,794,641	17,955,742

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,954,795)		$17,955,742

SHORT-TERM INVESTMENTS - 0.49%
Repurchase Agreement - 0.49%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $678,001 on 10/03/2011,
collateralized by $675,000 US Treasury,
1.500% due 12/31/2013 (valued at
$695,250, including interest).	$678,000	$678,000

TOTAL SHORT-TERM INVESTMENTS (Cost $678,000)		$678,000

Total Investments (Large Cap Trust)
(Cost $165,128,107) - 111.99%		$156,309,655
Other assets and liabilities, net - (11.99%)		(16,740,794)

TOTAL NET ASSETS - 100.00%		$139,568,861

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%
Equity - 100.01%
John Hancock Variable Insurance Trust (G) - 100.01%
500 Index, Series NAV (John Hancock) (A)(2)	1,172,533	$11,502,551
All Cap Core, Series NAV (QS Investors)	698,335	10,314,401
All Cap Value, Series NAV (Lord Abbett)	1,865,245	13,131,326
Alpha Opportunities, Series NAV (Wellington)	2,279,616	25,144,160
Blue Chip Growth, Series NAV (T. Rowe Price)	1,457,425	27,151,836
Capital Appreciation, Series NAV (Jennison)	2,429,313	22,544,021
Capital Appreciation Value, Series NAV (T.
Rowe Price)	602,163	6,394,970
Emerging Markets, Series NAV (DFA)	3,482,465	33,396,836
Equity-Income, Series NAV (T. Rowe Price)	1,851,854	22,574,097
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(2)	992,046	8,630,804
Fundamental Value, Series NAV (Davis)	1,755,152	21,641,018
Growth Equity, Series NAV (Rainier)	1,387,074	14,148,151
Heritage, Series NAV (American Century)	277,545	2,767,124
International Core, Series NAV (GMO)	1,769,603	14,953,148
International Growth Stock,
Series NAV (Invesco)	501,554	5,953,447
International Opportunities,
Series NAV (Marsico)	996,997	9,820,418

Lifestyle Aggressive Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
International Small Company,
Series NAV (DFA)	839,572	$7,287,487
International Value, Series NAV (Franklin)	1,589,792	16,152,291
Large Cap, Series NAV (UBS)	439,113	4,742,424
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	493,797	7,377,333
Mid Cap Stock, Series NAV (Wellington)	601,790	7,438,126
Mid Cap Value Equity, Series NAV (Columbia)	184,617	1,835,096
Mid Value, Series NAV (T. Rowe Price)	585,554	5,662,307
Mutual Shares, Series NAV (Franklin)	982,983	8,571,613
Natural Resources, Series NAV (Wellington)	1,173,700	10,809,778
Real Estate Securities, Series NAV (Deutsche)	690,657	7,307,150
Small Cap Growth, Series NAV (Wellington)	321,001	2,799,132
Small Cap Index, Series NAV
(John Hancock) (A)(2)	111,392	1,276,554
Small Cap Opportunities,
Series NAV (DFA/Invesco)	294,517	4,747,611
Small Cap Value, Series NAV (Wellington)	183,064	2,947,325
Small Company Growth,
Series NAV (Invesco) (I)	134,209	1,860,133
Small Company Value, Series NAV (T.
Rowe Price)	230,425	3,308,903
Smaller Company Growth, Series NAV
(Frontier/John Hancock (A)(2)/Perimeter)	125,014	1,835,206
U.S. Equity, Series NAV (GMO)	1,507,165	17,468,044
Value, Series NAV (Invesco)	196,122	2,804,548
Value & Restructuring, Series NAV (Columbia)	518,057	5,807,419
Total Investments (Lifestyle Aggressive Trust)
(Cost $397,124,031) - 100.01%		$372,106,788
Other assets and liabilities, net - (0.01%)		(32,763)

TOTAL NET ASSETS - 100.00%		$372,074,025

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity - 49.85%
John Hancock Variable Insurance Trust (G) - 49.85%
500 Index, Series NAV (John Hancock) (A)(2)	145,425,996	$1,426,629,023
All Cap Core, Series NAV (QS Investors)	7,588,544	112,082,793
All Cap Value, Series NAV (Lord Abbett)	19,754,653	139,072,755
Alpha Opportunities, Series NAV (Wellington)	25,387,504	280,024,173
Blue Chip Growth, Series NAV (T. Rowe Price)	13,399,272	249,628,434
Capital Appreciation, Series NAV (Jennison)	21,016,474	195,032,882
Emerging Markets, Series NAV (DFA)	32,549,131	312,146,163
Equity-Income, Series NAV (T. Rowe Price)	25,874,286	315,407,541
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(2)	9,766,447	84,968,087
Fundamental Value, Series NAV (Davis)	22,813,985	281,296,438
Growth Equity, Series NAV (Rainier)	13,671,428	139,448,570
Heritage, Series NAV (American Century)	5,503,044	54,865,351
International Core, Series NAV (GMO)	20,875,112	176,394,693
International Growth Stock,
Series NAV (Invesco)	6,506,221	77,228,846
International Index, Series NAV
(John Hancock) (A)(2)	38,025,650	546,428,588
International Opportunities,
Series NAV (Marsico)	10,918,434	107,546,574
International Value, Series NAV (Franklin)	18,388,572	186,827,894

262

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	11,126,235	$166,225,946
Mid Cap Stock, Series NAV (Wellington)	6,704,092	82,862,572
Mid Cap Value Equity, Series NAV (Columbia)	5,539,948	55,067,078
Mid Value, Series NAV (T. Rowe Price)	8,767,576	84,782,457
Small Cap Growth, Series NAV (Wellington)	4,445,097	38,761,248
Small Cap Index, Series NAV
(John Hancock) (A)(2)	9,610,585	110,137,308
Small Cap Value, Series NAV (Wellington)	3,111,346	50,092,678
Small Company Growth,
Series NAV (Invesco) (I)	2,411,080	33,417,573
Small Company Value, Series NAV (T.
Rowe Price)	4,250,242	61,033,480
Smaller Company Growth, Series NAV
(Frontier/John Hancock (A)(2)/Perimeter)	2,636,753	38,707,532
U.S. Equity, Series NAV (GMO)	19,874,480	230,345,221
Value & Restructuring, Series NAV (Columbia)	4,656,364	52,197,841
Fixed Income - 50.15%
John Hancock Variable Insurance Trust (G) - 50.15%
Bond, Series NAV (John Hancock) (A)(1)	151,498,410	2,098,252,978
Core Bond, Series NAV (Wells Capital)	49,474,639	689,676,466
Global Bond, Series NAV (PIMCO)	17,863,682	237,408,332
New Income, Series NAV (T. Rowe Price)	83,072,103	1,145,564,300
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	8,898,274	116,834,339
Total Bond Market A,
Series NAV (Declaration) (A)	24,436,440	356,527,665
Total Return, Series NAV (PIMCO)	78,395,311	1,078,719,480
Total Investments (Lifestyle Balanced Trust)
(Cost $10,616,477,146) - 100.00%		$11,411,643,299
Other assets and liabilities, net - 0.00%		(26,230)

TOTAL NET ASSETS - 100.00%		$11,411,617,069

Lifestyle Balanced PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%
Equity - 30.00%
John Hancock Variable Insurance Trust (G) - 30.00%
All Cap Core, Series NAV (QS Investors)	19,447	$287,236
All Cap Value, Series NAV (Lord Abbett)	52,182	367,359
Alpha Opportunities, Series NAV (Wellington)	64,966	716,577
Blue Chip Growth, Series NAV (T. Rowe Price)	35,867	668,201
Capital Appreciation, Series NAV (Jennison)	56,040	520,047
Emerging Markets, Series NAV (DFA)	91,550	877,960
Equity-Income, Series NAV (T. Rowe Price)	67,217	819,377
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(2)	25,717	223,741
Fundamental Value, Series NAV (Davis)	58,117	716,577
Growth Equity, Series NAV (Rainier)	36,460	371,894
Heritage, Series NAV (American Century)	14,677	146,327
International Core, Series NAV (GMO)	51,950	438,980
International Growth Stock,
Series NAV (Invesco)	17,485	207,545
International Opportunities,
Series NAV (Marsico)	29,711	292,653
International Value, Series NAV (Franklin)	48,791	495,719
Mid Cap Stock, Series NAV (Wellington)	17,396	215,011
Mid Cap Value Equity, Series NAV (Columbia)	14,721	146,327

Lifestyle Balanced PS Series (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
Mid Value, Series NAV (T. Rowe Price)	22,235	$215,011
Small Cap Growth, Series NAV (Wellington)	11,644	101,533
Small Cap Value, Series NAV (Wellington)	8,161	131,395
Small Company Growth,
Series NAV (Invesco) (I)	6,248	86,602
Small Company Value, Series NAV (T.
Rowe Price)	10,814	155,285
Smaller Company Growth, Series NAV
(Frontier/John Hancock (A)(2)/Perimeter)	6,916	101,533
U.S. Equity, Series NAV (GMO)	49,566	574,471
Value & Restructuring, Series NAV (Columbia)	7,263	81,416
Fixed Income - 70.00%
John Hancock Variable Insurance Trust (G) - 70.00%
John Hancock Trust - Bond
PS Trust, Series NAV	1,169,248	14,931,294
Strategic Allocation Trust, Series NAV
(John Hancock) (A)(2)	587,846	5,972,518
Total Investments (Lifestyle Balanced PS Series)
(Cost $31,113,259) - 100.01%		$29,862,589
Other assets and liabilities, net - (0.01%)		(2,085)

TOTAL NET ASSETS - 100.00%		$29,860,504

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity - 19.57%
John Hancock Variable Insurance Trust (G) - 19.57%
500 Index, Series NAV (John Hancock) (A)(2)	13,737,048	$134,760,441
Blue Chip Growth, Series NAV (T. Rowe Price)	3,365,854	62,705,864
Equity-Income, Series NAV (T. Rowe Price)	5,212,593	63,541,513
Fundamental Value, Series NAV (Davis)	3,263,444	40,238,260
International Core, Series NAV (GMO)	3,582,139	30,269,077
International Index, Series NAV
(John Hancock) (A)(2)	3,830,591	55,045,589
International Opportunities,
Series NAV (Marsico)	1,293,408	12,740,068
International Value, Series NAV (Franklin)	3,113,498	31,633,143
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	1,063,520	15,888,988
Mid Cap Stock, Series NAV (Wellington)	952,897	11,777,810
Mid Value, Series NAV (T. Rowe Price)	1,244,579	12,035,079
Small Cap Growth, Series NAV (Wellington)	1,201,340	10,475,687
Small Cap Index, Series NAV
(John Hancock) (A)(2)	930,274	10,660,944
Small Cap Value, Series NAV (Wellington)	751,181	12,094,014
U.S. Equity, Series NAV (GMO)	2,936,163	34,030,129
Fixed Income - 80.43%
John Hancock Variable Insurance Trust (G) - 80.43%
Bond, Series NAV (John Hancock) (A)(1)	58,552,791	810,956,160
Core Bond, Series NAV (Wells Capital)	19,056,499	265,647,602
Global Bond, Series NAV (PIMCO)	6,926,773	92,056,809
New Income, Series NAV (T. Rowe Price)	32,117,156	442,895,585
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	3,372,163	44,276,501
Total Bond Market A,
Series NAV (Declaration) (A)	9,486,283	138,404,870

263

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Lifestyle Conservative Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
Total Return, Series NAV (PIMCO)	30,247,893	$416,211,005
Total Investments (Lifestyle Conservative Trust)
(Cost $2,650,163,776) - 100.00%		$2,748,345,138
Other assets and liabilities, net - 0.00%		(32,929)

TOTAL NET ASSETS - 100.00%		$2,748,312,209

Lifestyle Conservative PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%
Equity - 11.84%
John Hancock Variable Insurance Trust (G) - 11.84%
Blue Chip Growth, Series NAV (T. Rowe Price)	18,787	$350,008
Equity-Income, Series NAV (T. Rowe Price)	28,115	342,716
Fundamental Value, Series NAV (Davis)	17,742	218,755
International Core, Series NAV (GMO)	18,985	160,420
International Opportunities,
Series NAV (Marsico)	7,403	72,918
International Value, Series NAV (Franklin)	16,507	167,712
Mid Cap Stock, Series NAV (Wellington)	5,310	65,626
Mid Value, Series NAV (T. Rowe Price)	6,787	65,626
Small Cap Growth, Series NAV (Wellington)	6,690	58,335
Small Cap Value, Series NAV (Wellington)	4,076	65,626
U.S. Equity, Series NAV (GMO)	15,729	182,296
Fixed Income - 88.17%
John Hancock Variable Insurance Trust (G) - 88.17%
John Hancock Trust - Bond
PS Trust, Series NAV	928,916	11,862,261
Strategic Allocation Trust, Series NAV
(John Hancock) (A)(2)	114,832	1,166,693
Total Investments (Lifestyle Conservative PS Series)
(Cost $15,017,698) - 100.01%		$14,778,992
Other assets and liabilities, net - (0.01%)		(1,849)

TOTAL NET ASSETS - 100.00%		$14,777,143

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity - 70.06%
John Hancock Variable Insurance Trust (G) - 70.06%
500 Index, Series NAV (John Hancock) (A)(2)	224,026,563	$2,197,700,585
All Cap Core, Series NAV (QS Investors)	8,435,780	124,596,472
All Cap Value, Series NAV (Lord Abbett)	20,881,731	147,007,389
Alpha Opportunities, Series NAV (Wellington)	39,095,215	431,220,222
Blue Chip Growth, Series NAV (T. Rowe Price)	19,820,423	369,254,472
Capital Appreciation, Series NAV (Jennison)	33,338,269	309,379,136
Emerging Markets, Series NAV (DFA)	47,687,030	457,318,615
Equity-Income, Series NAV (T. Rowe Price)	43,843,741	534,455,206
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(2)	15,932,809	138,615,441
Fundamental Value, Series NAV (Davis)	35,286,613	435,083,932
Growth Equity, Series NAV (Rainier)	24,291,435	247,772,632

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
Heritage, Series NAV (American Century)	6,113,199	$60,948,595
International Core, Series NAV (GMO)	28,803,230	243,387,294
International Growth Stock,
Series NAV (Invesco)	7,807,130	92,670,628
International Index, Series NAV
(John Hancock) (A)(2)	63,014,384	905,516,702
International Opportunities,
Series NAV (Marsico)	18,095,477	178,240,451
International Value, Series NAV (Franklin)	26,905,695	273,361,865
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	16,473,631	246,116,045
Mid Cap Stock, Series NAV (Wellington)	9,930,007	122,734,883
Mid Cap Value Equity, Series NAV (Columbia)	6,170,017	61,329,966
Mid Value, Series NAV (T. Rowe Price)	12,964,105	125,362,892
Small Cap Growth, Series NAV (Wellington)	6,348,979	55,363,099
Small Cap Index, Series NAV
(John Hancock) (A)(2)	15,951,146	182,800,133
Small Cap Opportunities,
Series NAV (DFA/Invesco)	3,793,573	61,152,401
Small Cap Value, Series NAV (Wellington)	3,819,144	61,488,213
Small Company Growth,
Series NAV (Invesco) (I)	3,564,910	49,409,659
Small Company Value, Series NAV (T.
Rowe Price)	6,403,577	91,955,369
Smaller Company Growth, Series NAV
(Frontier/John Hancock (A)(2)/Perimeter)	3,343,379	49,080,803
U.S. Equity, Series NAV (GMO)	36,051,847	417,840,906
Value & Restructuring, Series NAV (Columbia)	10,325,737	115,751,507
Fixed Income - 29.94%
John Hancock Variable Insurance Trust (G) - 29.94%
Bond, Series NAV (John Hancock) (A)(1)	99,618,274	1,379,713,100
Core Bond, Series NAV (Wells Capital)	32,534,790	453,534,977
Global Bond, Series NAV (PIMCO)	11,613,143	154,338,671
New Income, Series NAV (T. Rowe Price)	54,501,251	751,572,247
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	5,911,562	77,618,804
Total Bond Market A,
Series NAV (Declaration) (A)	15,986,742	233,246,559
Total Return, Series NAV (PIMCO)	51,200,448	704,518,160
Total Investments (Lifestyle Growth Trust)
(Cost $12,046,312,911) - 100.00%		$12,541,458,031
Other assets and liabilities, net - 0.00%		(42,617)

TOTAL NET ASSETS - 100.00%		$12,541,415,414

Lifestyle Growth PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%
Equity - 41.79%
John Hancock Variable Insurance Trust (G) - 41.79%
All Cap Core, Series NAV (QS Investors)	27,979	$413,254
All Cap Value, Series NAV (Lord Abbett)	73,376	516,567
Alpha Opportunities, Series NAV (Wellington)	131,531	1,450,784
Blue Chip Growth, Series NAV (T. Rowe Price)	70,322	1,310,102
Capital Appreciation, Series NAV (Jennison)	116,540	1,081,493
Emerging Markets, Series NAV (DFA)	176,060	1,688,414
Equity-Income, Series NAV (T. Rowe Price)	150,030	1,828,867
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(2)	54,575	474,802

264

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Lifestyle Growth PS Series (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
Fundamental Value, Series NAV (Davis)	117,663	$1,450,784
Growth Equity, Series NAV (Rainier)	84,909	866,074
Heritage, Series NAV (American Century)	21,061	209,980
International Core, Series NAV (GMO)	102,949	869,919
International Growth Stock,
Series NAV (Invesco)	31,589	374,965
International Opportunities,
Series NAV (Marsico)	68,739	677,080
International Value, Series NAV (Franklin)	97,854	994,193
Mid Cap Stock, Series NAV (Wellington)	31,897	394,249
Mid Cap Value Equity, Series NAV (Columbia)	21,125	209,980
Mid Value, Series NAV (T. Rowe Price)	40,770	394,249
Small Cap Growth, Series NAV (Wellington)	21,623	188,554
Small Cap Opportunities,
Series NAV (DFA/Invesco)	15,153	244,263
Small Cap Value, Series NAV (Wellington)	13,042	209,980
Small Company Growth,
Series NAV (Invesco) (I)	12,058	167,127
Small Company Value, Series NAV (T.
Rowe Price)	22,083	317,113
Smaller Company Growth, Series NAV
(Frontier/John Hancock (A)(2)/Perimeter)	11,385	167,127
U.S. Equity, Series NAV (GMO)	116,072	1,345,272
Value & Restructuring, Series NAV (Columbia)	13,861	155,381
Fixed Income - 58.22%
John Hancock Variable Insurance Trust (G) - 58.22%
John Hancock Trust - Bond
PS Trust, Series NAV	1,024,388	13,081,440
Strategic Allocation Trust, Series NAV
(John Hancock) (A)(2)	1,180,992	11,998,879
Total Investments (Lifestyle Growth PS Series)
(Cost $45,820,724) - 100.01%		$43,080,892
Other assets and liabilities, net - (0.01%)		(3,146)

TOTAL NET ASSETS - 100.00%		$43,077,746

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity - 38.88%
John Hancock Variable Insurance Trust (G) - 38.88%
500 Index, Series NAV (John Hancock) (A)(2)	34,286,737	$336,352,894
All Cap Value, Series NAV (Lord Abbett)	4,644,548	32,697,621
Alpha Opportunities, Series NAV (Wellington)	5,954,973	65,683,351
Blue Chip Growth, Series NAV (T. Rowe Price)	4,810,695	89,623,257
Capital Appreciation, Series NAV (Jennison)	7,933,728	73,624,998
Equity-Income, Series NAV (T. Rowe Price)	8,408,633	102,501,233
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(2)	1,928,867	16,781,144
Fundamental Value, Series NAV (Davis)	5,327,738	65,691,008
International Core, Series NAV (GMO)	6,709,242	56,693,093
International Growth Stock,
Series NAV (Invesco)	2,130,827	25,292,918
International Index, Series NAV
(John Hancock) (A)(2)	8,966,435	128,847,676
International Opportunities,
Series NAV (Marsico)	3,210,614	31,624,545
International Value, Series NAV (Franklin)	6,399,641	65,020,358

Lifestyle Moderate Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	2,605,846	$38,931,332
Mid Cap Stock, Series NAV (Wellington)	2,354,983	29,107,585
Mid Value, Series NAV (T. Rowe Price)	3,090,906	29,889,062
Small Cap Growth, Series NAV (Wellington)	1,116,791	9,738,417
Small Cap Index, Series NAV
(John Hancock) (A)(2)	2,258,604	25,883,601
Small Cap Value, Series NAV (Wellington)	811,700	13,068,363
Small Company Growth,
Series NAV (Invesco) (I)	588,747	8,160,034
Small Company Value, Series NAV (T.
Rowe Price)	1,021,187	14,664,240
Smaller Company Growth, Series NAV
(Frontier/John Hancock (A)(2)/Perimeter)	661,042	9,704,092
U.S. Equity, Series NAV (GMO)	2,929,238	33,949,873
Value & Restructuring, Series NAV (Columbia)	1,210,000	13,564,097
Fixed Income - 61.12%
John Hancock Variable Insurance Trust (G) - 61.12%
Bond, Series NAV (John Hancock) (A)(1)	55,054,450	762,504,127
Core Bond, Series NAV (Wells Capital)	17,984,934	250,709,974
Global Bond, Series NAV (PIMCO)	6,411,574	85,209,820
New Income, Series NAV (T. Rowe Price)	30,091,968	414,968,232
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	3,156,241	41,441,440
Total Bond Market A,
Series NAV (Declaration) (A)	8,888,113	129,677,573
Total Return, Series NAV (PIMCO)	28,072,105	386,272,159
Total Investments (Lifestyle Moderate Trust)
(Cost $3,196,304,137) - 100.00%		$3,387,878,117
Other assets and liabilities, net - 0.00%		(30,442)

TOTAL NET ASSETS - 100.00%		$3,387,847,675

Lifestyle Moderate PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%
Equity - 23.82%
John Hancock Variable Insurance Trust (G) - 23.82%
All Cap Value, Series NAV (Lord Abbett)	25,048	$176,337
Alpha Opportunities, Series NAV (Wellington)	31,974	352,673
Blue Chip Growth, Series NAV (T. Rowe Price)	26,029	484,926
Capital Appreciation, Series NAV (Jennison)	42,754	396,757
Equity-Income, Series NAV (T. Rowe Price)	44,120	537,827
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(2)	10,134	88,168
Fundamental Value, Series NAV (Davis)	28,603	352,673
International Core, Series NAV (GMO)	36,198	305,877
International Growth Stock,
Series NAV (Invesco)	11,044	131,090
International Opportunities,
Series NAV (Marsico)	17,745	174,787
International Value, Series NAV (Franklin)	34,407	349,574
Mid Cap Stock, Series NAV (Wellington)	12,727	157,308
Mid Value, Series NAV (T. Rowe Price)	16,268	157,308
Small Cap Growth, Series NAV (Wellington)	6,013	52,436
Small Cap Value, Series NAV (Wellington)	4,343	69,915
Small Company Growth,
Series NAV (Invesco) (I)	3,153	43,697

265

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Lifestyle Moderate PS Series (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
Small Company Value, Series NAV (T.
Rowe Price)	5,477	$78,654
Smaller Company Growth, Series NAV
(Frontier/John Hancock (A)(2)/Perimeter)	3,572	52,436
U.S. Equity, Series NAV (GMO)	15,215	176,337
Value & Restructuring, Series NAV (Columbia)	5,061	56,734
Fixed Income - 76.19%
John Hancock Variable Insurance Trust (G) - 76.19%
John Hancock Trust - Bond
PS Trust, Series NAV	832,124	10,626,224
Strategic Allocation Trust, Series NAV
(John Hancock) (A)(2)	275,255	2,796,590
Total Investments (Lifestyle Moderate PS Series)
(Cost $18,131,472) - 100.01%		$17,618,328
Other assets and liabilities, net - (0.01%)		(1,286)

TOTAL NET ASSETS - 100.00%		$17,617,042

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.87%
Consumer Discretionary - 13.61%
Auto Components - 1.03%
BorgWarner, Inc. (I)(L)	114,132	$6,908,410
Gentex Corp.	149,019	3,583,907

		10,492,317
Automobiles - 0.10%
Thor Industries, Inc. (L)	46,516	1,030,329
Distributors - 0.36%
LKQ Corp. (I)	152,466	3,683,579
Diversified Consumer Services - 0.88%
Career Education Corp. (I)(L)	62,739	818,744
ITT Educational Services, Inc. (I)(L)	21,104	1,215,168
Matthews International Corp., Class A	30,438	936,273
Regis Corp. (L)	60,112	846,978
Service Corp. International	246,765	2,260,367
Sotheby’s	70,340	1,939,274
Strayer Education, Inc. (L)	12,505	958,758

		8,975,562
Hotels, Restaurants & Leisure - 1.37%
Bally Technologies, Inc. (I)	46,183	1,246,017
Bob Evans Farms, Inc.	31,571	900,405
Brinker International, Inc. (L)	86,092	1,801,045
International Speedway Corp., Class A	29,688	678,074
Life Time Fitness, Inc. (I)(L)	44,075	1,624,164
Panera Bread Company, Class A (I)	31,685	3,293,339
Scientific Games Corp., Class A (I)	60,422	430,205
The Cheesecake Factory, Inc. (I)(L)	58,665	1,446,092
The Wendy’s Company (L)	313,480	1,438,873
WMS Industries, Inc. (I)	58,030	1,020,748

		13,878,962
Household Durables - 1.37%
American Greetings Corp., Class A (L)	42,347	783,420
KB Home (L)	75,223	440,807
MDC Holdings, Inc. (L)	39,096	662,286
Mohawk Industries, Inc. (I)	59,423	2,549,841

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
NVR, Inc. (I)(L)	5,655	$3,415,507
Ryland Group, Inc. (L)	46,234	492,392
Toll Brothers, Inc. (I)(L)	153,148	2,209,926
Tupperware Brands Corp.	63,110	3,391,531

		13,945,710
Leisure Equipment & Products - 0.38%
Eastman Kodak Co. (I)(L)	280,291	218,655
Polaris Industries, Inc.	71,984	3,597,040

		3,815,695
Media - 0.96%
AMC Networks, Inc. (I)	59,678	1,906,712
DreamWorks Animation SKG, Inc. (I)(L)	73,946	1,344,338
John Wiley & Sons, Inc.	49,462	2,197,102
Lamar Advertising Company, Class A (I)(L)	60,936	1,037,740
Meredith Corp. (L)	38,894	880,560
Scholastic Corp. (L)	26,226	735,115
The New York Times Company, Class A (I)(L)	125,892	731,433
Valassis Communications, Inc. (I)	49,052	919,234

		9,752,234
Multiline Retail - 1.17%
99 Cents Only Stores (I)	49,165	905,619
Dollar Tree, Inc. (I)	127,042	9,542,125
Saks, Inc. (I)(L)	166,596	1,457,715

		11,905,459
Specialty Retail - 4.08%
Aaron’s, Inc.	81,898	2,067,925
Advance Auto Parts, Inc.	76,777	4,460,744
Aeropostale, Inc. (I)	84,103	909,153
American Eagle Outfitters, Inc.	203,022	2,379,418
ANN, Inc. (I)	54,386	1,242,176
Ascena Retail Group, Inc. (I)	71,531	1,936,344
Barnes & Noble, Inc. (L)	42,611	504,088
Chico’s FAS, Inc.	179,292	2,049,308
Collective Brands, Inc. (I)(L)	63,066	817,335
Dick’s Sporting Goods, Inc. (I)	100,272	3,355,101
Foot Locker, Inc.	159,267	3,199,674
Guess?, Inc.	69,556	1,981,650
Office Depot, Inc. (I)(L)	291,572	600,638
PetSmart, Inc.	117,390	5,006,684
RadioShack Corp. (L)	103,898	1,207,295
Rent-A-Center, Inc. (L)	64,181	1,761,768
Tractor Supply Company	74,351	4,650,655
Williams-Sonoma, Inc.	108,829	3,350,845

		41,480,801
Textiles, Apparel & Luxury Goods - 1.91%
Deckers Outdoor Corp. (I)	40,105	3,740,192
Fossil, Inc. (I)	55,189	4,473,620
Hanesbrands, Inc. (I)	101,143	2,529,586
PVH Corp.	70,341	4,096,660
The Warnaco Group, Inc. (I)	44,770	2,063,449
Under Armour, Inc., Class A (I)(L)	38,114	2,531,151

		19,434,658

		138,395,306
Consumer Staples - 5.08%
Beverages - 0.69%
Hansen Natural Corp. (I)	80,260	7,005,895
Food & Staples Retailing - 0.48%
BJ’s Wholesale Club, Inc. (I)	56,934	2,917,298

266

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Ruddick Corp.	51,171	$1,995,157

		4,912,455
Food Products - 2.71%
Corn Products International, Inc.	79,900	3,135,276
Flowers Foods, Inc. (L)	117,897	2,294,276
Green Mountain Coffee Roasters, Inc. (I)	133,900	12,444,666
Lancaster Colony Corp. (L)	20,780	1,267,788
Ralcorp Holdings, Inc. (I)	57,408	4,403,768
Smithfield Foods, Inc. (I)	171,819	3,350,471
Tootsie Roll Industries, Inc. (L)	25,901	624,732

		27,520,977
Household Products - 1.12%
Church & Dwight Company, Inc.	149,486	6,607,281
Energizer Holdings, Inc. (I)	71,600	4,757,104

		11,364,385
Tobacco - 0.08%
Universal Corp. (L)	24,186	867,310

		51,671,022
Energy - 6.33%
Energy Equipment & Services - 2.66%
Atwood Oceanics, Inc. (I)(L)	58,820	2,021,055
CARBO Ceramics, Inc.	20,741	2,126,575
Dresser-Rand Group, Inc. (I)	83,087	3,367,516
Dril-Quip, Inc. (I)	35,870	1,933,752
Exterran Holdings, Inc. (I)(L)	66,594	647,294
Helix Energy Solutions Group, Inc. (I)	110,312	1,445,087
Oceaneering International, Inc.	113,010	3,993,773
Oil States International, Inc. (I)	53,448	2,721,572
Patterson-UTI Energy, Inc.	162,070	2,810,294
Superior Energy Services, Inc. (I)	83,111	2,180,833
Tidewater, Inc. (L)	54,046	2,272,634
Unit Corp. (I)	43,125	1,592,175

		27,112,560
Oil, Gas & Consumable Fuels - 3.67%
Arch Coal, Inc. (L)	221,871	3,234,879
Bill Barrett Corp. (I)	49,507	1,794,134
Cimarex Energy Company (L)	89,098	4,962,759
Comstock Resources, Inc. (I)(L)	49,617	767,079
Energen Corp.	75,052	3,068,876
Forest Oil Corp. (I)	119,085	1,714,824
HollyFrontier Corp.	218,725	5,734,970
Northern Oil and Gas, Inc. (I)(L)	65,741	1,274,718
Overseas Shipholding Group, Inc. (L)	27,277	374,786
Patriot Coal Corp. (I)(L)	95,108	804,614
Plains Exploration & Production Company (I)	146,814	3,334,146
Quicksilver Resources, Inc. (I)(L)	124,719	945,370
SM Energy Company	66,363	4,024,916
Southern Union Company	129,892	5,269,718

		37,305,789

		64,418,349
Financials - 18.90%
Capital Markets - 1.84%
Affiliated Managers Group, Inc. (I)	54,203	4,230,544
Apollo Investment Corp.	204,482	1,537,705
Eaton Vance Corp. (L)	122,169	2,720,704
Greenhill & Company, Inc. (L)	30,330	867,135
Jefferies Group, Inc.	153,654	1,906,846
Raymond James Financial, Inc.	106,787	2,772,191
SEI Investments Company	155,886	2,397,527

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Waddell & Reed Financial, Inc., Class A	89,621	$2,241,421

		18,674,073
Commercial Banks - 3.14%
Associated-Banc Corp.	180,558	1,679,189
BancorpSouth, Inc. (L)	75,634	664,067
Bank of Hawaii Corp.	49,069	1,786,112
Cathay General Bancorp	81,923	932,284
City National Corp.	48,743	1,840,536
Commerce Bancshares, Inc.	80,485	2,796,854
Cullen/Frost Bankers, Inc. (L)	63,775	2,924,722
East West Bancorp, Inc.	155,058	2,311,915
FirstMerit Corp.	113,815	1,292,938
Fulton Financial Corp.	208,027	1,591,407
Hancock Holding Company	88,186	2,361,621
International Bancshares Corp. (L)	55,537	730,312
Prosperity Bancshares, Inc. (L)	48,847	1,596,320
SVB Financial Group (I)	45,002	1,665,074
Synovus Financial Corp.	823,574	881,224
TCF Financial Corp. (L)	166,229	1,522,658
Trustmark Corp. (L)	66,761	1,211,712
Valley National Bancorp (L)	176,953	1,873,932
Webster Financial Corp.	76,610	1,172,133
Westamerica Bancorp. (L)	29,699	1,138,066

		31,973,076
Diversified Financial Services - 0.38%
MSCI, Inc. (I)	125,432	3,804,353
Insurance - 4.09%
American Financial Group, Inc.	81,634	2,536,368
Arthur J. Gallagher & Company	117,171	3,081,597
Aspen Insurance Holdings, Ltd. (L)	73,747	1,699,131
Brown & Brown, Inc.	120,542	2,145,648
Everest Re Group, Ltd.	56,592	4,492,273
Fidelity National Financial, Inc., Class A	232,710	3,532,538
First American Financial Corp.	109,689	1,404,019
HCC Insurance Holdings, Inc.	114,539	3,098,280
Kemper Corp.	52,249	1,251,886
Mercury General Corp.	37,675	1,444,836
Old Republic International Corp.	265,890	2,371,739
Protective Life Corp. (L)	88,187	1,378,363
Reinsurance Group of America, Inc.	77,152	3,545,134
StanCorp Financial Group, Inc.	46,381	1,278,724
The Hanover Insurance Group, Inc.	47,339	1,680,535
Transatlantic Holdings, Inc.	65,063	3,156,857
W.R. Berkley Corp.	118,188	3,509,002

		41,606,930
Real Estate Investment Trusts - 8.20%
Alexandria Real Estate Equities, Inc. (L)	64,486	3,958,796
American Campus Communities, Inc.	72,397	2,693,892
BRE Properties, Inc.	77,821	3,294,941
Camden Property Trust	74,111	4,095,374
Corporate Office Properties Trust	74,878	1,630,843
Cousins Properties, Inc.	107,963	631,584
Duke Realty Corp.	263,196	2,763,558
Equity One, Inc. (L)	62,071	984,446
Essex Property Trust, Inc.	34,073	4,090,123
Federal Realty Investment Trust	65,397	5,389,367
Highwoods Properties, Inc. (L)	75,388	2,130,465
Home Properties, Inc.	46,173	2,620,779
Hospitality Properties Trust	128,545	2,729,010
Liberty Property Trust (L)	120,435	3,505,863
Mack-Cali Realty Corp.	90,644	2,424,727
Omega Healthcare Investors, Inc.	107,345	1,710,006

267

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Potlatch Corp.	41,821	$1,318,198
Rayonier, Inc.	126,846	4,666,664
Realty Income Corp. (L)	132,103	4,259,001
Regency Centers Corp.	93,614	3,307,383
Senior Housing Properties Trust	159,703	3,440,003
SL Green Realty Corp. (L)	88,990	5,174,769
Taubman Centers, Inc.	60,275	3,032,435
The Macerich Company (L)	137,356	5,855,486
UDR, Inc.	228,117	5,050,510
Weingarten Realty Investors (L)	125,797	2,663,122

		83,421,345
Real Estate Management & Development - 0.23%
Jones Lang LaSalle, Inc.	45,226	2,343,159
Thrifts & Mortgage Finance - 1.02%
Astoria Financial Corp. (L)	87,219	670,714
First Niagara Financial Group, Inc.	307,029	2,809,315
New York Community Bancorp, Inc. (L)	455,471	5,420,105
Washington Federal, Inc.	114,826	1,462,883

		10,363,017

		192,185,953
Health Care - 11.43%
Biotechnology - 1.15%
United Therapeutics Corp. (I)(L)	54,043	2,026,072
Vertex Pharmaceuticals, Inc. (I)	216,668	9,650,393

		11,676,465
Health Care Equipment & Supplies - 3.27%
Gen-Probe, Inc. (I)	50,169	2,872,175
Hill-Rom Holdings, Inc.	65,761	1,974,145
Hologic, Inc. (I)	272,945	4,151,493
IDEXX Laboratories, Inc. (I)(L)	59,187	4,082,127
Kinetic Concepts, Inc. (I)	64,869	4,274,218
Masimo Corp. (L)	62,402	1,351,003
ResMed, Inc. (I)(L)	157,780	4,542,486
STERIS Corp.	61,697	1,805,871
Teleflex, Inc.	42,359	2,277,643
The Cooper Companies, Inc. (L)	49,704	3,934,072
Thoratec Corp. (I)	62,206	2,030,404

		33,295,637
Health Care Providers & Services - 3.54%
AMERIGROUP Corp. (I)(L)	51,678	2,015,959
Catalyst Health Solutions, Inc. (I)	51,929	2,995,784
Community Health Systems, Inc. (I)	97,058	1,615,045
Health Management
Associates, Inc., Class A (I)	264,583	1,830,914
Health Net, Inc. (I)	92,759	2,199,316
Henry Schein, Inc. (I)(L)	96,226	5,966,974
Kindred Healthcare, Inc. (I)(L)	54,264	467,756
LifePoint Hospitals, Inc. (I)	54,143	1,983,800
Lincare Holdings, Inc. (L)	97,271	2,188,598
Mednax, Inc. (I)	50,779	3,180,797
Omnicare, Inc. (L)	120,587	3,066,527
Owens & Minor, Inc.	66,411	1,891,385
Universal Health Services, Inc., Class B	101,808	3,461,472
VCA Antech, Inc. (I)(L)	90,164	1,440,821
WellCare Health Plans, Inc. (I)	44,484	1,689,502

		35,994,650
Health Care Technology - 0.35%
Allscripts Healthcare Solutions, Inc. (I)	195,716	3,526,802
Life Sciences Tools & Services - 1.63%
Bio-Rad Laboratories, Inc., Class A (I)	20,454	1,856,610

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Charles River
Laboratories International, Inc. (I)	53,477	$1,530,512
Covance, Inc. (I)	63,249	2,874,667
Mettler-Toledo International, Inc. (I)(L)	33,199	4,646,532
Pharmaceutical Product Development, Inc.	118,590	3,043,019
Techne Corp.	38,611	2,625,934

		16,577,274
Pharmaceuticals - 1.49%
Endo Pharmaceuticals Holdings, Inc. (I)	121,421	3,398,574
Medicis Pharmaceutical Corp., Class A	65,974	2,406,732
Perrigo Company	96,624	9,383,157

		15,188,463

		116,259,291
Industrials - 14.05%
Aerospace & Defense - 1.01%
Alliant Techsystems, Inc.	34,308	1,870,129
BE Aerospace, Inc. (I)(L)	107,428	3,556,941
Esterline Technologies Corp. (I)	31,875	1,652,400
Huntington Ingalls Industries, Inc. (I)	50,816	1,236,353
Triumph Group, Inc.	39,848	1,942,192

		10,258,015
Air Freight & Logistics - 0.14%
UTI Worldwide, Inc.	106,943	1,394,537
Airlines - 0.29%
Alaska Air Group, Inc. (I)	37,492	2,110,425
JetBlue Airways Corp. (I)(L)	212,515	871,312

		2,981,737
Building Products - 0.14%
Lennox International, Inc.	55,315	1,426,021
Commercial Services & Supplies - 1.73%
Clean Harbors, Inc. (I)(L)	49,127	2,520,215
Copart, Inc. (I)	58,739	2,297,870
Corrections Corp. of America (I)	111,597	2,532,136
Deluxe Corp. (L)	53,139	988,385
Herman Miller, Inc.	60,528	1,081,030
HNI Corp. (L)	46,602	891,496
Mine Safety Appliances Company	32,032	863,583
Rollins, Inc.	67,299	1,259,164
The Brinks Company	48,718	1,135,617
Waste Connections, Inc.	117,694	3,980,411

		17,549,907
Construction & Engineering - 1.05%
Aecom Technology Corp. (I)	124,372	2,197,653
Granite Construction, Inc.	36,240	680,225
KBR, Inc.	157,008	3,710,099
The Shaw Group, Inc. (I)	75,220	1,635,283
URS Corp. (I)	82,886	2,458,399

		10,681,659
Electrical Equipment - 1.71%
Acuity Brands, Inc.	45,117	1,626,017
AMETEK, Inc.	168,137	5,543,477
General Cable Corp. (I)(L)	54,330	1,268,606
Hubbell, Inc., Class B	62,414	3,091,990
Regal-Beloit Corp.	43,232	1,961,868
Thomas & Betts Corp. (I)	54,706	2,183,316
Woodward, Inc.	62,330	1,707,842

		17,383,116
Industrial Conglomerates - 0.20%
Carlisle Companies, Inc.	64,147	2,045,006

268

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 4.41%
AGCO Corp. (I)	100,454	$3,472,695
Crane Company	50,781	1,812,374
Donaldson Company, Inc.	78,612	4,307,938
Gardner Denver, Inc.	54,485	3,462,522
Graco, Inc.	63,359	2,163,076
Harsco Corp.	84,045	1,629,633
IDEX Corp.	86,504	2,695,465
Kennametal, Inc.	84,610	2,770,131
Lincoln Electric Holdings, Inc.	87,674	2,543,423
Nordson Corp. (L)	62,083	2,467,178
Oshkosh Corp. (I)	94,902	1,493,757
Pentair, Inc. (L)	102,840	3,291,908
SPX Corp.	53,214	2,411,126
Terex Corp. (I)	114,184	1,171,528
Timken Company	87,887	2,884,451
Trinity Industries, Inc.	83,470	1,787,093
Valmont Industries, Inc.	23,391	1,823,095
Wabtec Corp.	50,239	2,656,136

		44,843,529
Marine - 0.46%
Alexander & Baldwin, Inc. (L)	43,412	1,585,840
Kirby Corp. (I)	57,939	3,049,909

		4,635,749
Professional Services - 0.92%
FTI Consulting, Inc. (I)(L)	43,270	1,592,769
Korn/Ferry International (I)	49,025	597,615
Manpower, Inc.	85,310	2,868,122
The Corporate Executive Board Company	35,958	1,071,548
Towers Watson & Company, Class A	54,778	3,274,629

		9,404,683
Road & Rail - 1.32%
Con-way, Inc.	57,868	1,280,619
J.B. Hunt Transport Services, Inc. (L)	96,373	3,480,993
Kansas City Southern (I)	114,329	5,711,877
Landstar System, Inc.	49,684	1,965,499
Werner Enterprises, Inc. (L)	46,263	963,658

		13,402,646
Trading Companies & Distributors - 0.67%
GATX Corp.	48,521	1,503,666
MSC Industrial Direct Company, Inc., Class A	48,615	2,744,803
United Rentals, Inc. (I)(L)	65,219	1,098,288
Watsco, Inc. (L)	29,504	1,507,654

		6,854,411

		142,861,016
Information Technology - 15.49%
Communications Equipment - 1.07%
ADTRAN, Inc.	67,093	1,775,281
Ciena Corp. (I)(L)	100,879	1,129,845
Plantronics, Inc.	48,627	1,383,438
Polycom, Inc. (I)	184,164	3,383,093
Riverbed Technology, Inc. (I)	161,813	3,229,787

		10,901,444
Computers & Peripherals - 0.59%
Diebold, Inc. (L)	66,854	1,839,154
NCR Corp. (I)	163,791	2,766,430
QLogic Corp. (I)	108,229	1,372,344

		5,977,928
Electronic Equipment, Instruments & Components - 2.08%
Arrow Electronics, Inc. (I)	119,659	3,324,127

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Avnet, Inc. (I)	159,111	$4,149,615
Ingram Micro, Inc., Class A (I)	163,938	2,644,320
Itron, Inc. (I)	42,373	1,250,004
National Instruments Corp. (L)	96,316	2,201,784
Tech Data Corp. (I)	45,193	1,953,693
Trimble Navigation, Ltd. (I)	127,862	4,289,770
Vishay Intertechnology, Inc. (I)	163,645	1,368,072

		21,181,385
Internet Software & Services - 1.14%
AOL, Inc. (I)(L)	111,401	1,336,812
Digital River, Inc. (I)	41,310	856,356
Equinix, Inc. (I)	48,974	4,350,360
Rackspace Hosting, Inc. (I)(L)	107,278	3,662,471
ValueClick, Inc. (I)	86,259	1,342,190

		11,548,189
IT Services - 2.90%
Acxiom Corp. (I)	84,888	903,208
Alliance Data Systems Corp. (I)(L)	53,018	4,914,769
Broadridge Financial Solutions, Inc.	128,652	2,591,051
Convergys Corp. (I)	124,959	1,172,115
CoreLogic, Inc. (I)	110,802	1,182,257
DST Systems, Inc.	36,826	1,614,084
Gartner, Inc. (I)(L)	100,508	3,504,714
Global Payments, Inc.	83,649	3,378,583
Jack Henry & Associates, Inc.	89,940	2,606,461
Lender Processing Services, Inc.	87,867	1,202,899
ManTech International Corp., Class A (L)	24,097	756,164
NeuStar, Inc., Class A (I)	76,377	1,920,118
VeriFone Systems, Inc. (I)	108,007	3,782,405

		29,528,828
Office Electronics - 0.17%
Zebra Technologies Corp., Class A (I)	56,077	1,735,022
Semiconductors & Semiconductor Equipment - 3.21%
Atmel Corp. (I)	484,744	3,911,884
Cree, Inc. (I)(L)	120,476	3,129,966
Cypress Semiconductor Corp. (I)(L)	179,024	2,679,989
Fairchild Semiconductor International, Inc. (I)	132,935	1,435,698
Integrated Device Technology, Inc. (I)	152,200	783,830
International Rectifier Corp. (I)	72,903	1,357,454
Intersil Corp., Class A	131,063	1,348,638
Lam Research Corp. (I)	128,890	4,895,242
RF Micro Devices, Inc. (I)	287,759	1,824,392
Semtech Corp. (I)	68,063	1,436,129
Silicon Laboratories, Inc. (I)(L)	46,083	1,544,241
Skyworks Solutions, Inc. (I)	193,974	3,479,894
Varian Semiconductor
Equipment Associates, Inc. (I)	78,525	4,801,804

		32,629,161
Software - 4.33%
ACI Worldwide, Inc. (I)	34,814	958,778
Advent Software, Inc. (I)(L)	34,293	715,009
ANSYS, Inc. (I)	96,035	4,709,556
Cadence Design Systems, Inc. (I)	280,190	2,588,956
Concur Technologies, Inc. (I)	48,349	1,799,550
FactSet Research Systems, Inc. (L)	47,721	4,245,737
Fair Isaac Corp. (L)	40,206	877,697
Informatica Corp. (I)	111,081	4,548,767
Mentor Graphics Corp. (I)	97,162	934,698
MICROS Systems, Inc. (I)	84,132	3,694,236
Parametric Technology Corp. (I)	122,280	1,880,666
Quest Software, Inc. (I)	60,816	965,758

269

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Rovi Corp. (I)	115,849	$4,979,190
Solera Holdings, Inc.	73,768	3,725,284
Synopsys, Inc. (I)	149,995	3,653,878
TIBCO Software, Inc. (I)	169,405	3,792,978

		44,070,738

		157,572,695
Materials - 6.14%
Chemicals - 2.54%
Albemarle Corp.	95,527	3,859,291
Ashland, Inc.	81,240	3,585,934
Cabot Corp.	68,107	1,687,691
Cytec Industries, Inc.	51,631	1,814,313
Intrepid Potash, Inc. (I)(L)	54,812	1,363,174
Minerals Technologies, Inc.	18,821	927,311
NewMarket Corp. (L)	11,380	1,728,281
Olin Corp. (L)	83,488	1,503,619
RPM International, Inc.	136,526	2,553,036
Sensient Technologies Corp.	52,155	1,697,645
The Scotts Miracle-Gro Company, Class A (L)	46,469	2,072,517
Valspar Corp.	97,316	3,037,232

		25,830,044
Construction Materials - 0.29%
Martin Marietta Materials, Inc. (L)	47,568	3,007,249
Containers & Packaging - 1.86%
AptarGroup, Inc.	69,528	3,105,816
Greif, Inc., Class A	32,030	1,373,767
Packaging Corp. of America	103,839	2,419,449
Rock-Tenn Company, Class A	74,148	3,609,525
Silgan Holdings, Inc.	51,849	1,904,932
Sonoco Products Company	104,013	2,936,287
Temple-Inland, Inc.	113,130	3,548,888

		18,898,664
Metals & Mining - 1.10%
Carpenter Technology Corp.	45,987	2,064,356
Commercial Metals Company	120,263	1,143,701
Compass Minerals International, Inc.	34,249	2,287,148
Reliance Steel & Aluminum Company	77,950	2,651,080
Steel Dynamics, Inc.	227,686	2,258,645
Worthington Industries, Inc. (L)	57,465	802,786

		11,207,716
Paper & Forest Products - 0.35%
Domtar Corp.	41,734	2,845,007
Louisiana-Pacific Corp. (I)(L)	137,677	702,153

		3,547,160

		62,490,833
Telecommunication Services - 0.46%
Diversified Telecommunication Services - 0.26%
TW Telecom, Inc. (I)	156,971	2,593,161
Wireless Telecommunication Services - 0.20%
Telephone & Data Systems, Inc. (L)	95,748	2,034,645

		4,627,806
Utilities - 6.38%
Electric Utilities - 2.09%
Cleco Corp.	63,581	2,170,655
DPL, Inc.	122,821	3,701,825
Great Plains Energy, Inc.	141,634	2,733,536
Hawaiian Electric Industries, Inc. (L)	99,828	2,423,824
IDACORP, Inc.	51,761	1,955,531

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
NV Energy, Inc.	245,719	$3,614,526
PNM Resources, Inc.	90,297	1,483,580
Westar Energy, Inc. (L)	120,596	3,186,146

		21,269,623
Gas Utilities - 1.87%
AGL Resources, Inc. (L)	81,700	3,328,458
Atmos Energy Corp.	94,008	3,050,560
National Fuel Gas Company	86,150	4,193,782
Questar Corp. (L)	184,833	3,273,392
UGI Corp.	116,414	3,058,196
WGL Holdings, Inc.	53,417	2,087,002

		18,991,390
Multi-Utilities - 2.11%
Alliant Energy Corp.	115,556	4,469,706
Black Hills Corp. (L)	41,057	1,257,986
MDU Resources Group, Inc.	196,575	3,772,274
NSTAR	107,857	4,833,072
OGE Energy Corp.	102,004	4,874,771
Vectren Corp. (L)	85,135	2,305,456

		21,513,265
Water Utilities - 0.31%
Aqua America, Inc. (L)	144,110	3,108,451

		64,882,729

TOTAL COMMON STOCKS (Cost $986,047,791)		$995,365,000

WARRANTS - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 03/02/12; Strike Price: $12.21) (I)	935	271

TOTAL WARRANTS (Cost $0)		$271

SECURITIES LENDING COLLATERAL - 13.73%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	13,957,746	139,650,045

TOTAL SECURITIES LENDING
COLLATERAL (Cost $139,666,996)		$139,650,045

SHORT-TERM INVESTMENTS - 2.21%

Repurchase Agreement - 2.21%
Repurchase Agreement with State Street Corp.
dated 09/30/11 at 0.010% to be repurchased
at $22,439,019 on 10/03/11, collateralized
by $17,260,000 U.S. Treasury Notes,
4.625% due 02/15/40 (valued at
$22,891,247, including interest).	$22,439,000	$22,439,000

TOTAL SHORT-TERM INVESTMENTS (Cost $22,439,000)		$22,439,000

Total Investments (Mid Cap Index Trust)
(Cost $1,148,153,787) - 113.81%		$1,157,454,316
Other assets and liabilities, net - (13.81%)		(140,442,572)

TOTAL NET ASSETS - 100.00%		$1,017,011,744

270

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.24%
Consumer Discretionary - 22.47%
Auto Components - 0.83%
Gentex Corp. (L)	234,800	$5,646,940
Diversified Consumer Services - 2.50%
Estacio Participacoes SA	574,700	5,043,239
Weight Watchers International, Inc.	204,620	11,919,115

		16,962,354
Hotels, Restaurants & Leisure - 2.05%
Domino’s Pizza UK & IRL PLC	1,419,122	9,782,468
Marriott International, Inc., Class A (L)	81,100	2,209,164
The Cheesecake Factory, Inc. (I)	75,920	1,871,428

		13,863,060
Household Durables - 2.63%
Jarden Corp.	311,444	8,801,407
Tempur-Pedic International, Inc. (I)(L)	171,560	9,025,772

		17,827,179
Internet & Catalog Retail - 2.05%
priceline.com, Inc. (I)(L)	13,320	5,986,807
Shutterfly, Inc. (I)(L)	191,723	7,895,153

		13,881,960
Leisure Equipment & Products - 0.88%
Brunswick Corp. (L)	423,700	5,948,748
Media - 0.83%
Sirius XM Radio, Inc. (I)(L)	3,702,700	5,591,077
Specialty Retail - 5.80%
Abercrombie & Fitch Company, Class A	86,600	5,331,096
Express, Inc.	455,100	9,233,979
GNC Holdings, Inc., Class A (I)	47,900	963,748
Ross Stores, Inc.	153,470	12,076,554
The Children’s Place Retail Stores, Inc. (I)(L)	112,547	5,236,812
Ulta Salon Cosmetics & Fragrance, Inc. (I)	103,165	6,419,958

		39,262,147
Textiles, Apparel & Luxury Goods - 4.90%
Coach, Inc.	184,060	9,539,830
Columbia Sportswear Company (L)	106,700	4,950,880
Deckers Outdoor Corp. (I)(L)	81,900	7,637,994
Hanesbrands, Inc. (I)	442,900	11,076,929

		33,205,633

		152,189,098
Consumer Staples - 4.47%
Food Products - 4.47%
Green Mountain Coffee Roasters, Inc. (I)(L)	247,512	23,003,765
Smithfield Foods, Inc. (I)(L)	374,400	7,300,800

		30,304,565

		30,304,565
Energy - 8.33%
Energy Equipment & Services - 1.63%
Ensco International PLC, ADR	123,200	4,980,976
Tidewater, Inc. (L)	143,500	6,034,175

		11,015,151
Oil, Gas & Consumable Fuels - 6.70%
Alpha Natural Resources, Inc. (I)	151,200	2,674,728
Bumi PLC (I)	227,127	3,054,258
Cabot Oil & Gas Corp.	128,930	7,982,056
Cobalt International Energy, Inc. (I)	169,700	1,308,387
Consol Energy, Inc.	151,800	5,150,574
Karoon Gas Australia, Ltd. (I)	291,065	779,531
Pioneer Natural Resources Company	91,500	6,017,955

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Company (I)	171,000	$5,699,430
Ultra Petroleum Corp. (I)(L)	183,200	5,078,304
Vallares PLC (I)	493,198	7,652,478

		45,397,701

		56,412,852
Financials - 0.89%
Capital Markets - 0.10%
SEI Investments Company	43,520	669,338
Diversified Financial Services - 0.79%
Justice Holdings, Ltd. (I)	365,544	5,358,830

		6,028,168
Health Care - 18.18%
Biotechnology - 0.74%
Amylin Pharmaceuticals, Inc. (I)	115,533	1,066,370
Onyx Pharmaceuticals, Inc. (I)	56,500	1,695,565
Regeneron Pharmaceuticals, Inc. (I)(L)	39,000	2,269,800

		5,031,735
Health Care Equipment & Supplies - 8.29%
Edwards Lifesciences Corp. (I)	212,610	15,154,841
Gen-Probe, Inc. (I)	215,562	12,340,925
HeartWare International, Inc. (I)(L)	112,080	7,219,073
Hologic, Inc. (I)	767,990	11,681,128
Intuitive Surgical, Inc. (I)(L)	26,720	9,733,562

		56,129,529
Health Care Providers & Services - 2.27%
Cardinal Health, Inc.	154,800	6,483,024
Catalyst Health Solutions, Inc. (I)	154,600	8,918,874

		15,401,898
Health Care Technology - 2.82%
Allscripts Healthcare Solutions, Inc. (I)	466,800	8,411,736
SXC Health Solutions Corp. (I)	191,500	10,666,550

		19,078,286
Life Sciences Tools & Services - 3.15%
Parexel International Corp. (I)	349,630	6,618,496
Pharmaceutical Product Development, Inc.	279,310	7,167,095
Waters Corp. (I)(L)	99,600	7,518,804

		21,304,395
Pharmaceuticals - 0.91%
Auxilium Pharmaceuticals, Inc. (I)(L)	184,800	2,770,152
Salix Pharmaceuticals, Ltd. (I)	115,300	3,412,880

		6,183,032

		123,128,875
Industrials - 8.98%
Aerospace & Defense - 1.47%
DigitalGlobe, Inc. (I)	511,210	9,932,810
Commercial Services & Supplies - 1.30%
Corrections Corp. of America (I)	225,270	5,111,376
The Geo Group, Inc. (I)(L)	200,900	3,728,704

		8,840,080
Construction & Engineering - 2.64%
Aecom Technology Corp. (I)	460,200	8,131,734
Fluor Corp.	107,880	5,021,814
Foster Wheeler AG (I)	266,890	4,747,973

		17,901,521
Machinery - 0.77%
Navistar International Corp. (I)	161,980	5,202,798

271

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 0.70%
Manpower, Inc.	140,640	$4,728,317
Road & Rail - 0.93%
Localiza Rent a Car SA	475,800	6,300,981
Trading Companies & Distributors - 1.17%
United Rentals, Inc. (I)(L)	469,150	7,900,486

		60,806,993
Information Technology - 30.01%
Communications Equipment - 7.83%
AAC Acoustic Technologies Holdings, Inc.	1,558,000	3,344,991
Acme Packet, Inc. (I)	169,700	7,227,523
Aruba Networks, Inc. (I)(L)	502,230	10,501,629
F5 Networks, Inc. (I)(L)	130,470	9,269,894
Finisar Corp. (I)	272,300	4,776,142
JDS Uniphase Corp. (I)	343,300	3,422,701
Juniper Networks, Inc. (I)	245,900	4,244,234
Polycom, Inc. (I)	557,500	10,241,275

		53,028,389
Electronic Equipment, Instruments & Components - 1.69%
Jabil Circuit, Inc.	450,680	8,017,597
Universal Display Corp. (I)(L)	71,720	3,438,257

		11,455,854
Internet Software & Services - 1.48%
IAC/InterActiveCorp (I)	180,940	7,156,177
LinkedIn Corp. Class A (I)	36,700	2,865,536

		10,021,713
IT Services - 5.10%
Gartner, Inc. (I)	206,809	7,211,430
Genpact, Ltd. (I)	357,300	5,141,547
Teradata Corp. (I)	120,531	6,452,024
The Western Union Company	632,300	9,667,867
VeriFone Systems, Inc. (I)	173,500	6,075,970

		34,548,838
Semiconductors & Semiconductor Equipment - 3.78%
Altera Corp.	107,300	3,383,169
Cavium Inc. (I)	172,670	4,663,817
Cypress Semiconductor Corp. (I)(L)	398,900	5,971,533
Skyworks Solutions, Inc. (I)(L)	457,100	8,200,374
Xilinx, Inc. (L)	123,300	3,383,352

		25,602,245
Software - 10.13%
Activision Blizzard, Inc. (L)	606,900	7,222,110
Ariba, Inc. (I)	231,007	6,401,204
BroadSoft, Inc. (I)(L)	164,135	4,981,497
Cadence Design Systems, Inc. (I)(L)	1,615,270	14,925,095
Citrix Systems, Inc. (I)	103,500	5,643,855
Concur Technologies, Inc. (I)(L)	173,600	6,461,392
MICROS Systems, Inc. (I)	86,800	3,811,388
MicroStrategy, Inc., Class A (I)	43,140	4,920,980
QLIK Technologies, Inc. (I)	113,200	2,451,912
Red Hat, Inc. (I)	82,660	3,493,212
TIBCO Software, Inc. (I)	372,700	8,344,753

		68,657,398

		203,314,437
Materials - 2.91%
Chemicals - 0.76%
Methanex Corp.	245,600	5,118,304
Containers & Packaging - 1.06%
Ball Corp.	231,900	7,193,538

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 1.09%
Detour Gold Corp. (I)	157,000	$4,090,180
Molycorp, Inc. (I)(L)	101,040	3,321,185

		7,411,365

		19,723,207

TOTAL COMMON STOCKS (Cost $688,242,925)		$651,908,195

SECURITIES LENDING COLLATERAL - 18.37%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	12,436,792	124,432,589

TOTAL SECURITIES LENDING
COLLATERAL (Cost $124,441,754)		$124,432,589

SHORT-TERM INVESTMENTS - 5.68%
Repurchase Agreement - 5.68%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2011 at 0.050% to
be repurchased at $38,500,160 on
10/03/2011, collateralized by $39,132,398
Government National Mortgage Association,
4.500% - 5.500% due 04/20/2035 -
07/15/2039 (valued at $39,270,000,
including interest)	$38,500,000	$38,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $38,500,000)		$38,500,000

Total Investments (Mid Cap Stock Trust)
(Cost $851,184,679) - 120.29%		$814,840,784
Other assets and liabilities, net - (20.29%)		(137,428,007)

TOTAL NET ASSETS - 100.00%		$677,412,777

Mid Cap Value Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.00%
Consumer Discretionary - 12.71%
Auto Components - 1.44%
TRW Automotive Holdings Corp. (I)	24,413	$799,037
Visteon Corp. (I)	21,031	904,333

		1,703,370
Automobiles - 0.71%
Ford Motor Company (I)	87,588	846,976
Diversified Consumer Services - 1.57%
Apollo Group, Inc., Class A (I)	11,230	444,820
Capella Education Company (I)	9,883	280,480
Career Education Corp. (I)(L)	24,701	322,348
Corinthian Colleges, Inc. (I)(L)	75,040	117,062
DeVry, Inc.	9,147	338,073
ITT Educational Services, Inc. (I)(L)	6,332	364,597

		1,867,380
Hotels, Restaurants & Leisure - 1.44%
Penn National Gaming, Inc. (I)(L)	34,580	1,151,168
Royal Caribbean Cruises, Ltd. (L)	25,940	561,342

		1,712,510
Household Durables - 0.44%
D.R. Horton, Inc. (L)	28,962	261,816
Lennar Corp., Class A (L)	19,258	260,753

		522,569

272

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 1.46%
Hasbro, Inc. (L)	52,952	$1,726,765
Media - 3.21%
DISH Network Corp. (I)(L)	39,239	983,329
Liberty Media Corp. - Starz, Series A (I)	9,179	583,417
National CineMedia, Inc.	65,160	945,472
Regal Entertainment Group (L)	62,261	730,944
Valassis Communications, Inc. (I)(L)	29,886	560,064

		3,803,226
Multiline Retail - 1.69%
Macy’s, Inc.	65,312	1,719,012
Nordstrom, Inc. (L)	6,128	279,927

		1,998,939
Specialty Retail - 0.75%
Abercrombie & Fitch Company, Class A	9,905	609,752
Aeropostale, Inc. (I)(L)	26,047	281,568

		891,320

		15,073,055
Consumer Staples - 6.44%
Food Products - 2.63%
Dean Foods Company (I)	49,806	441,779
Ralcorp Holdings, Inc. (I)	26,699	2,048,080
Sara Lee Corp.	38,238	625,191

		3,115,050
Tobacco - 3.81%
Lorillard, Inc.	40,882	4,525,637

		7,640,687
Energy - 9.57%
Energy Equipment & Services - 1.82%
C&J Energy Services, Inc. (I)(L)	17,777	292,254
McDermott International, Inc. (I)	67,496	726,257
Nabors Industries, Ltd. (I)	44,540	546,060
Noble Corp. (I)(L)	19,950	585,533

		2,150,104
Oil, Gas & Consumable Fuels - 7.75%
Alpha Natural Resources, Inc. (I)	14,600	258,274
El Paso Corp.	50,159	876,779
Enbridge, Inc.	85,083	2,716,700
EQT Corp.	5,972	318,666
Newfield Exploration Company (I)	65,697	2,607,514
QEP Resources, Inc.	47,324	1,281,061
Whiting Petroleum Corp. (I)	32,360	1,135,189

		9,194,183

		11,344,287
Financials - 16.57%
Capital Markets - 1.36%
Invesco, Ltd.	83,060	1,288,261
Lazard, Ltd., Class A	15,294	322,703

		1,610,964
Commercial Banks - 6.81%
CIT Group, Inc. (I)(L)	111,345	3,381,548
Comerica, Inc.	37,129	852,853
Cullen/Frost Bankers, Inc. (L)	12,250	561,785
Fifth Third Bancorp	91,596	925,120
Huntington Bancshares, Inc.	137,281	658,949
KeyCorp	110,185	653,397
SunTrust Banks, Inc.	33,323	598,148

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
TCF Financial Corp.	48,188	$441,402

		8,073,202
Diversified Financial Services - 0.28%
PICO Holdings, Inc. (I)	16,195	332,159
Insurance - 6.30%
Assurant, Inc.	28,035	1,003,653
Axis Capital Holdings, Ltd.	22,482	583,183
Everest Re Group, Ltd.	12,982	1,030,511
Lincoln National Corp.	57,650	901,070
PartnerRe, Ltd.	12,687	663,149
Transatlantic Holdings, Inc.	11,565	561,134
XL Group PLC	145,396	2,733,445

		7,476,145
Real Estate Investment Trusts - 1.82%
AvalonBay Communities, Inc.	2,030	231,522
Boston Properties, Inc.	2,539	226,225
Equity Residential	8,997	466,674
Prologis, Inc. (L)	11,690	283,483
Rayonier, Inc. (L)	19,268	708,870
Ventas, Inc. (L)	4,809	237,565

		2,154,339

		19,646,809
Health Care - 11.49%
Health Care Equipment & Supplies - 0.83%
Teleflex, Inc. (L)	18,406	989,691
Health Care Providers & Services - 3.21%
CIGNA Corp.	68,220	2,861,147
Humana, Inc.	13,042	948,545

		3,809,692
Life Sciences Tools & Services - 2.12%
Agilent Technologies, Inc. (I)	80,418	2,513,063
Pharmaceuticals - 5.33%
Hospira, Inc. (I)	15,593	576,941
Mylan, Inc. (I)	181,669	3,088,373
Watson Pharmaceuticals, Inc. (I)	38,869	2,652,809

		6,318,123

		13,630,569
Industrials - 14.81%
Airlines - 1.09%
Delta Air Lines, Inc. (I)(L)	59,395	445,463
United Continental Holdings, Inc. (I)	36,730	711,827
US Airways Group, Inc. (I)(L)	25,400	139,700

		1,296,990
Building Products - 0.81%
AO Smith Corp. (L)	29,975	960,099
Commercial Services & Supplies - 0.20%
Ritchie Brothers Auctioneers, Inc. (L)	11,916	240,584
Construction & Engineering - 1.95%
Chicago Bridge & Iron Company NV	31,084	889,935
Foster Wheeler AG (I)	23,893	425,056
Jacobs Engineering Group, Inc. (I)	15,568	502,691
KBR, Inc.	20,998	496,183

		2,313,865
Electrical Equipment - 3.46%
Cooper Industries PLC	71,428	3,294,259
Rockwell Automation, Inc.	14,453	809,368

		4,103,627

273

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 4.03%
AGCO Corp. (I)	28,058	$969,965
Eaton Corp.	42,636	1,513,578
Navistar International Corp. (I)	37,339	1,199,329
Parker Hannifin Corp.	13,101	827,066
Terex Corp. (I)	26,478	271,664

		4,781,602
Road & Rail - 3.27%
Con-way, Inc.	24,377	539,463
J.B. Hunt Transport Services, Inc. (L)	24,014	867,386
Kansas City Southern (I)(L)	32,426	1,620,003
Swift Transporation Company (I)	25,641	165,128
Werner Enterprises, Inc. (L)	32,654	680,183

		3,872,163

		17,568,930
Information Technology - 6.61%
Computers & Peripherals - 0.80%
Western Digital Corp. (I)	37,094	954,058
Electronic Equipment, Instruments & Components - 0.86%
Avnet, Inc. (I)	38,922	1,015,086
Semiconductors & Semiconductor Equipment - 3.09%
Freescale Semiconductor Holdings I, Ltd. (I)	46,295	510,634
LSI Corp. (I)	390,802	2,024,354
Microchip Technology, Inc. (L)	36,398	1,132,342

		3,667,330
Software - 1.86%
BMC Software, Inc. (I)	11,720	451,923
Check Point Software Technologies, Ltd. (I)(L)	33,284	1,756,064

		2,207,987

		7,844,461
Materials - 6.50%
Chemicals - 4.75%
Agrium, Inc.	7,561	504,016
Eastman Chemical Company	32,913	2,255,528
Huntsman Corp.	67,148	649,321
PPG Industries, Inc.	31,473	2,223,882

		5,632,747
Containers & Packaging - 0.26%
Rock-Tenn Company, Class A	6,368	309,994
Metals & Mining - 0.85%
Freeport-McMoRan Copper & Gold, Inc.	5,377	163,730
Kobe Steel Ltd. ADR	36,909	317,048
Nucor Corp.	16,451	520,510

		1,001,288
Paper & Forest Products - 0.64%
Domtar Corp. (L)	11,161	760,845

		7,704,874
Telecommunication Services - 2.57%
Diversified Telecommunication Services - 2.57%
CenturyLink, Inc.	47,548	1,574,790
Windstream Corp. (L)	126,402	1,473,847

		3,048,637

		3,048,637
Utilities - 7.73%
Electric Utilities - 2.87%
Entergy Corp.	11,707	776,055
FirstEnergy Corp.	14,445	648,725

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Pepco Holdings, Inc.	62,274	$1,178,224
Pinnacle West Capital Corp.	18,771	806,027

		3,409,031
Gas Utilities - 0.29%
Questar Corp. (L)	19,120	338,615
Multi-Utilities - 4.57%
CenterPoint Energy, Inc.	74,606	1,463,770
DTE Energy Company	29,723	1,457,021
Sempra Energy	20,482	1,054,823
Wisconsin Energy Corp. (L)	45,984	1,438,839

		5,414,453

		9,162,099

TOTAL COMMON STOCKS (Cost $115,797,783)		$112,664,408

CONVERTIBLE BONDS - 0.09%
Materials - 0.09%
Construction Materials - 0.09%
Cemex SAB de CV
3.750%, 03/15/2018 (S)	$233,000	$108,636

TOTAL CONVERTIBLE BONDS (Cost $233,000)		$108,636

SECURITIES LENDING COLLATERAL - 16.82%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	193,220	19,942,563

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,941,778)		$19,942,563

SHORT-TERM INVESTMENTS - 4.55%
U.S. Government & Agency
Obligations - 4.55%
Federal Home Loan Bank Discount
Notes 0.010%, 10/04/2011	$5,400,000	$5,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,400,000)		$5,400,000

Total Investments (Mid Cap Value Equity Trust)
(Cost $141,372,561) - 116.46%		$138,115,607
Other assets and liabilities, net - (16.46%)		(19,517,561)

TOTAL NET ASSETS - 100.00%		$118,598,046

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.70%
Consumer Discretionary - 16.32%
Auto Components - 0.92%
Visteon Corp. (I)	118,900	$5,112,700
Visteon Corp. (I)(S)	26,500	1,139,500

		6,252,200
Diversified Consumer Services - 2.33%
Career Education Corp. (I)(L)	341,300	4,453,965
H&R Block, Inc. (L)	359,800	4,788,938
Strayer Education, Inc. (L)	31,900	2,445,773
Weight Watchers International, Inc.	71,450	4,161,963

		15,850,639

274

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.22%
International Game Technology	510,600	$7,419,018
WMS Industries, Inc. (I)	51,900	912,921

		8,331,939
Household Durables - 1.41%
Fortune Brands, Inc.	178,000	9,626,240
Internet & Catalog Retail - 0.65%
Liberty Media Corp. - Interactive, Series A (I)	298,883	4,414,502
Leisure Equipment & Products - 1.65%
Mattel, Inc.	318,600	8,248,554
Sankyo Company, Ltd.	55,200	2,977,922

		11,226,476
Media - 5.91%
Cablevision Systems Corp., Class A	285,500	4,490,915
DISH Network Corp. (I)	217,100	5,440,526
DreamWorks Animation SKG, Inc. (I)(L)	355,500	6,462,990
Liberty Media Corp. - Starz, Series A (I)	74,804	4,754,542
Meredith Corp. (L)	313,581	7,099,474
Scholastic Corp. (L)	206,824	5,797,277
The Washington Post Company, Class B (L)	18,800	6,147,036

		40,192,760
Multiline Retail - 0.52%
J.C. Penney Company, Inc. (L)	132,900	3,559,062
Specialty Retail - 1.71%
CarMax, Inc. (I)(L)	99,600	2,375,460
The Gap, Inc. (L)	568,400	9,230,816

		11,606,276

		111,060,094
Consumer Staples - 7.51%
Beverages - 0.48%
Brown Forman Corp., Class B (L)	46,700	3,275,538
Food & Staples Retailing - 2.17%
Sysco Corp. (L)	175,100	4,535,090
The Kroger Company	466,200	10,237,752

		14,772,842
Food Products - 3.48%
Campbell Soup Company (L)	309,300	10,012,041
Flowers Foods, Inc. (L)	196,200	3,818,052
McCormick & Company, Inc., Non
Voting Shares (L)	112,200	5,179,152
Sara Lee Corp.	107,700	1,760,895
Tootsie Roll Industries, Inc. (L)	118,927	2,868,519

		23,638,659
Household Products - 0.35%
Clorox Company (L)	35,900	2,381,247
Personal Products - 1.03%
Avon Products, Inc.	288,400	5,652,640
The Estee Lauder Companies, Inc., Class A	15,500	1,361,520

		7,014,160

		51,082,446
Energy - 6.96%
Energy Equipment & Services - 0.84%
Exterran Holdings, Inc. (I)(L)	507,122	4,929,226
Weatherford International, Ltd. (I)	64,300	785,103

		5,714,329
Oil, Gas & Consumable Fuels - 6.12%
Arch Coal, Inc.	91,233	1,330,177

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Consol Energy, Inc.	91,400	$3,101,202
El Paso Corp.	214,000	3,740,720
EQT Corp.	119,700	6,387,192
Hess Corp.	125,500	6,583,730
Marathon Oil Corp.	29,600	638,768
Murphy Oil Corp.	77,100	3,404,736
Nexen, Inc.	679,800	10,530,102
QEP Resources, Inc.	145,100	3,927,857
Quicksilver Resources, Inc. (I)(L)	268,500	2,035,230

		41,679,714

		47,394,043
Financials - 21.71%
Capital Markets - 5.15%
E*TRADE Financial Corp. (I)	839,570	7,648,483
Federated Investors, Inc., Class B (L)	118,600	2,079,058
Greenhill & Company, Inc. (L)	123,809	3,539,699
Janus Capital Group, Inc. (L)	786,900	4,721,400
Legg Mason, Inc.	162,900	4,188,159
Northern Trust Corp.	367,100	12,841,158

		35,017,957
Commercial Banks - 3.06%
CIT Group, Inc. (I)	287,400	8,728,338
Commerce Bancshares, Inc. (L)	57,359	1,993,225
First Horizon National Corp. (L)	516,349	3,077,440
M&T Bank Corp.	26,000	1,817,400
Westamerica Bancorp. (L)	136,600	5,234,512

		20,850,915
Consumer Finance - 0.95%
Discover Financial Services	282,500	6,480,550
Insurance - 7.86%
Assured Guaranty, Ltd. (L)	121,500	1,335,285
Axis Capital Holdings, Ltd.	107,300	2,783,362
Fidelity National Financial, Inc., Class A	527,100	8,001,378
First American Financial Corp.	575,600	7,367,680
Kemper Corp.	162,002	3,881,568
Marsh & McLennan Companies, Inc.	438,500	11,637,790
OneBeacon Insurance Group, Ltd.	104,900	1,430,836
The Allstate Corp.	103,900	2,461,391
The Progressive Corp.	296,900	5,272,944
White Mountains Insurance Group, Ltd.	22,900	9,291,675

		53,463,909
Real Estate Investment Trusts - 3.26%
Cousins Properties, Inc.	322,887	1,888,889
Federal Realty Investment Trust (L)	7,800	642,798
General Growth Properties, Inc.	279,229	3,378,671
Prologis, Inc.	146,776	3,559,318
SL Green Realty Corp. (L)	21,100	1,226,965
Weingarten Realty Investors (L)	136,100	2,881,237
Weyerhaeuser Company	553,536	8,607,485

		22,185,363
Real Estate Management & Development - 0.67%
Forest City Enterprises, Inc., Class A (I)(L)	165,800	1,767,428
The St. Joe Company (I)(L)	188,300	2,822,617

		4,590,045
Thrifts & Mortgage Finance - 0.76%
BankUnited, Inc.	48,100	998,556
Capitol Federal Financial, Inc.	391,798	4,137,387

		5,135,943

		147,724,682

275

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 6.13%
Biotechnology - 2.27%
Cephalon, Inc. (I)(L)	179,500	$14,485,650
Dendreon Corp. (I)(L)	104,400	939,600

		15,425,250
Health Care Equipment & Supplies - 0.57%
Wright Medical Group, Inc. (I)(L)	25,600	457,728
Zimmer Holdings, Inc. (I)	63,900	3,418,650

		3,876,378
Health Care Providers & Services - 2.56%
Cardinal Health, Inc.	21,200	887,856
Healthsouth Corp. (I)(L)	473,470	7,068,907
Kindred Healthcare, Inc. (I)(L)	362,000	3,120,440
Select Medical Holdings Corp. (I)	371,600	2,478,572
Tenet Healthcare Corp. (I)(L)	936,900	3,869,397

		17,425,172
Pharmaceuticals - 0.73%
Forest Laboratories, Inc. (I)	80,200	2,469,358
Hospira, Inc. (I)	67,400	2,493,800

		4,963,158

		41,689,958
Industrials - 8.56%
Aerospace & Defense - 2.50%
Raytheon Company	169,200	6,915,204
Textron, Inc. (L)	573,500	10,116,540

		17,031,744
Airlines - 2.17%
Delta Air Lines, Inc. (I)	498,000	3,735,000
Southwest Airlines Company	1,372,000	11,030,880

		14,765,880
Commercial Services & Supplies - 0.81%
Cintas Corp. (L)	194,200	5,464,788
Electrical Equipment - 0.35%
The Babcock & Wilcox Company (I)	120,604	2,357,808
Machinery - 0.39%
WABCO Holdings, Inc. (I)	70,400	2,665,344
Professional Services - 1.53%
Equifax, Inc. (L)	34,300	1,054,382
Manpower, Inc.	223,500	7,514,070
Verisk Analytics, Inc., Class A (I)	53,400	1,856,718

		10,425,170
Road & Rail - 0.24%
Hertz Global Holdings, Inc. (I)(L)	185,300	1,649,170
Trading Companies & Distributors - 0.57%
Air Lease Corp. (I)(L)	201,800	3,874,560

		58,234,464
Information Technology - 6.75%
Communications Equipment - 1.83%
Motorola Mobility Holdings, Inc. (I)	180,475	6,818,346
Motorola Solutions, Inc.	54,500	2,283,550
Tellabs, Inc.	787,600	3,378,804

		12,480,700
Electronic Equipment, Instruments & Components - 2.10%
AVX Corp.	201,500	2,391,805
Molex, Inc., Class A	362,700	6,122,376
TE Connectivity, Ltd.	205,500	5,782,770

		14,296,951

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 1.99%
Automatic Data Processing, Inc.	10,800	$509,220
Computer Sciences Corp.	72,300	1,941,255
CoreLogic, Inc. (I)	458,200	4,888,994
Lender Processing Services, Inc.	41,300	565,397
Paychex, Inc. (L)	149,300	3,937,041
SAIC, Inc. (I)(L)	144,100	1,701,821

		13,543,728
Semiconductors & Semiconductor Equipment - 0.38%
ASML Holding NV (L)	75,683	2,614,091
Software - 0.45%
Electronic Arts, Inc. (I)	148,000	3,026,600

		45,962,070
Materials - 5.35%
Chemicals - 2.80%
International Flavors & Fragrances, Inc.	110,900	6,234,798
Nalco Holding Company	365,700	12,792,186

		19,026,984
Construction Materials - 0.58%
Vulcan Materials Company (L)	142,107	3,916,469
Containers & Packaging - 0.40%
Rock-Tenn Company, Class A	41,900	2,039,692
Temple-Inland, Inc.	21,600	677,592

		2,717,284
Metals & Mining - 1.57%
AngloGold Ashanti, Ltd., ADR (L)	126,300	5,223,768
Franco-Nevada Corp.	136,200	4,927,323
United States Steel Corp. (L)	25,700	565,657

		10,716,748

		36,377,485
Telecommunication Services - 1.11%
Diversified Telecommunication Services - 0.13%
Hellenic Telecommunications
Organization SA, ADR (L)	400,700	877,533
Wireless Telecommunication Services - 0.98%
Telephone & Data Systems, Inc. (L)	108,100	2,297,125
Telephone & Data Systems, Inc. -
Special Shares	221,700	4,383,009

		6,680,134

		7,557,667
Utilities - 10.30%
Electric Utilities - 4.89%
American Electric Power Company, Inc.	83,600	3,178,472
Duke Energy Corp. (L)	156,100	3,120,439
FirstEnergy Corp.	298,111	13,388,165
Pepco Holdings, Inc.	134,500	2,544,740
Pinnacle West Capital Corp.	24,800	1,064,912
PPL Corp.	350,300	9,997,562

		33,294,290
Independent Power Producers & Energy Traders - 4.01%
Calpine Corp. (I)	468,400	6,595,072
Constellation Energy Group, Inc.	210,400	8,007,824
GenOn Energy, Inc. (I)	2,997,386	8,332,733
NRG Energy, Inc. (I)	204,500	4,337,445

		27,273,074

276

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 1.40%
NiSource, Inc. (L)	446,200	$9,539,756

		70,107,120

TOTAL COMMON STOCKS (Cost $633,455,774)		$617,190,029

PREFERRED SECURITIES - 0.25%
Financials - 0.13%
Insurance - 0.13%
Assured Guaranty, Ltd., 8.500%	$18,650	$891,750
Utilities - 0.12%
Electric Utilities - 0.12%
PPL Corp., 9.500%	15,000	831,000

TOTAL PREFERRED SECURITIES (Cost $1,687,510)		$1,722,750

CONVERTIBLE BONDS - 1.31%
Financials - 0.21%
Capital Markets - 0.21%
Janus Capital Group, Inc. 3.250%, 07/15/2014	$1,472,000	$1,433,360
Industrials - 0.38%
Industrial Conglomerates - 0.38%
Textron, Inc., Series TXT 4.500%, 05/01/2013	1,696,000	2,550,360
Telecommunication Services - 0.72%
Communications Equipment - 0.72%
Alcatel-Lucent USA, Inc. 2.875%, 06/15/2025	5,304,000	4,899,570

TOTAL CONVERTIBLE BONDS (Cost $8,112,853)		$8,883,290

SECURITIES LENDING COLLATERAL - 20.24%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	13,768,308	137,754,674

TOTAL SECURITIES LENDING
COLLATERAL (Cost $137,765,187)		$137,754,674

SHORT-TERM INVESTMENTS - 7.46%
Money Market Funds - 7.46%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$2,721,781	$2,721,781
T. Rowe Price Prime Reserve
Fund, 0.1383% (Y)	48,022,213	48,022,213

		50,743,994

TOTAL SHORT-TERM INVESTMENTS (Cost $50,743,994)		$50,743,994

Total Investments (Mid Value Trust)
(Cost $831,765,318) - 119.96%		$816,294,737
Other assets and liabilities, net - (19.96%)		(135,821,737)

TOTAL NET ASSETS - 100.00%		$680,473,000

Money Market Trust
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER * - 49.03%
American Honda Finance Corp.
0.110%, 10/11/2011	$54,625,000	$54,623,331
Australia & New Zealand Banking Group Ltd
0.110%, 10/03/2011	175,000,000	174,999,028
Bank of Montreal 0.120%, 10/19/2011	50,000,000	49,997,000
Bank of Montreal 0.090%, 10/24/2011	50,000,000	49,997,125

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER * (continued)
Bank of Montreal 0.060%, 10/05/2011	$74,475,000	$74,474,503
Bank of Nova Scotia 0.060%, 10/21/2011	12,900,000	12,899,570
Bank of Nova Scotia 0.060%, 10/24/2011	75,000,000	74,997,125
Bank of Nova Scotia 0.060%, 10/27/2011	13,345,000	13,344,422
Barclays U.S. Funding LLC
0.800%, 10/03/2011	5,700,000	5,699,975
Barclays U.S. Funding LLC
0.100%, 10/03/2011	176,760,000	176,759,018
Barclays U.S. Funding LLC
0.100%, 10/05/2011	12,000,000	11,999,867
Colgate Palmolive Company
0.030%, 10/13/2011	40,000,000	39,999,600
Colgate Palmolive Company
0.030%, 10/21/2011	41,590,000	41,589,307
Deutsche Bank Financial LLC
0.180%, 10/04/2011	125,000,000	124,998,125
Deutsche Bank Financial LLC
0.180%, 10/06/2011	60,000,000	59,998,500
General Electric Capital Corp.
0.020%, 10/20/2011	43,630,000	43,629,539
Govco LLC 0.150%, 10/18/2011	102,000,000	101,992,775
JPMorgan Chase & Company
0.010%, 10/04/2011	125,000,000	124,999,896
JPMorgan Chase & Company
0.010%, 10/07/2011	50,000,000	49,999,917
Nestle Capital Corp. 0.010%, 10/25/2011	10,000,000	9,999,933
Old Line Funding LLC 0.170%, 11/18/2011	13,400,000	13,396,963
Old Line Funding LLC 0.160%, 10/04/2011	50,000,000	49,999,333
Procter & Gamble International Funding
0.060%, 10/20/2011	26,400,000	26,399,164
Royal Bank of Canada 0.050%, 10/03/2011	75,000,000	74,999,792
Scotiabanc, Inc. 0.070%, 10/11/2011	60,000,000	59,998,833
Scotiabanc, Inc. 0.060%, 10/27/2011	25,000,000	24,998,917
Toronto-Dominion Holdings USA, Inc.
0.040%, 10/24/2011	50,000,000	49,998,722
UBS Finance Deleware LLC
0.120%, 10/05/2011	50,000,000	49,999,333
UBS Finance Deleware LLC
0.110%, 10/11/2011	125,000,000	124,996,181
United Technologies Corp.
0.070%, 10/25/2011	41,400,000	41,398,068
Wal-Mart Stores, Inc. 0.060%, 10/12/2011	22,570,000	22,569,586
Wal-Mart Stores, Inc. 0.050%, 10/17/2011	25,300,000	25,299,438
Wal-Mart Stores, Inc. 0.050%, 11/08/2011	15,000,000	14,999,208
Wal-Mart Stores, Inc. 0.040%, 10/24/2011	120,000,000	119,996,933

TOTAL COMMERCIAL PAPER (Cost $1,996,049,027)		$1,996,049,027

CORPORATE INTEREST-BEARING OBLIGATIONS
* - 3.69%
Bank of Montreal 0.080%, 10/20/2011	25,000,000	25,000,000
Royal Bank of Canada 0.312%, 02/27/2012 (P)	75,000,000	75,000,000
Toronto-Dominion Bank 0.350%, 10/28/2011	50,000,000	50,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $150,000,000)		$150,000,000

U.S. GOVERNMENT & AGENCY
OBLIGATIONS * - 46.52%
U.S. Government - 9.91%
U.S. Treasury Bill
0.162%, 05/03/2012 to 06/28/2012	130,000,000	129,854,878
0.185%, 05/31/2012	30,000,000	29,962,537
0.187%, 06/28/2012	25,000,000	24,964,714
0.190%, 10/20/2011	8,900,000	8,899,108
0.205%, 05/03/2012	30,000,000	29,963,271
0.210%, 04/05/2012	50,000,000	49,945,458

277

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS * (continued)
U.S. Government (continued)
U.S. Treasury Bill (continued)
0.290%, 04/05/2012	$100,000,000	$99,849,361
0.305%, 01/12/2012	30,000,000	29,973,821
U.S. Government Agency - 36.61%
Bank of America Corp.
1.147%, 12/02/2011 (J)(P)	35,925,000	35,984,034
Citigroup Funding, Inc.
0.583%, 04/30/2012 (J)(P)	55,420,000	55,420,000
0.689%, 04/30/2012 (J)(P)	75,000,000	75,000,000
Federal Home Loan Bank
0.110%, 04/02/2012	100,000,000	100,000,000
0.160%, 01/19/2012 (P)	110,000,000	110,000,000
0.330%, 09/18/2012	75,000,000	75,000,000
0.450%, 09/24/2012	56,000,000	56,000,000
Federal Home Loan Bank Discount Notes
0.001%, 10/19/2011 to 10/26/2011	32,447,000	32,446,981
0.010%, 10/05/2011 to 11/02/2011	103,633,000	103,632,443
Federal Home Loan Mortgage Corp.
1.250%, 05/03/2012	45,000,000	45,271,467
Federal Home Loan Mortgage Corp.
Discount Notes
0.001%, 10/12/2011	125,000,000	124,999,962
0.005%, 11/21/2011	17,350,000	17,349,877
0.010%, 11/21/2011	24,775,000	24,774,649
0.030%, 11/21/2011	10,400,000	10,399,558
Federal National Mortgage Association
Discount Notes
0.001%, 10/26/2011	52,860,000	52,859,963
0.005%, 10/05/2011 to 11/23/2011	145,165,000	145,164,783
0.010%, 11/23/2011	16,800,000	16,799,753
General Electric Capital Corp.
1.267%, 12/09/2011 (J)(P)	223,315,000	223,736,281
JPMorgan Chase & Company
0.981%, 12/02/2011 (J)(P)	75,000,000	75,103,449
Morgan Stanley 1.176%, 12/01/2011 (J)(P)	64,975,000	65,077,377
State Street Corp. 2.150%, 04/30/2012 (J)	45,000,000	45,515,657

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,893,949,382)		$1,893,949,382

FOREIGN GOVERNMENT
OBLIGATIONS * - 1.05%
Province of Ontario, Canada
0.080%, 11/16/2011	28,895,000	28,892,046
Province of Quebec, Canada
0.100%, 11/21/2011	13,850,000	13,848,038

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $42,740,084)		$42,740,084

Total Investments (Money Market Trust)
(Cost $4,082,738,493) - 100.29%		$4,082,738,493
Other assets and liabilities, net - (0.29%)		(11,781,680)

TOTAL NET ASSETS - 100.00%		$4,070,956,813

Money Market Trust B
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER * - 52.49%
Australia & New Zealand Banking Group Ltd
0.100%, 10/03/2011	$25,000,000	$24,999,861

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER * (continued)
Bank of Montreal 0.060%, 10/04/2011	$25,000,000	$24,999,875
Barclays U.S. Funding LLC
0.100%, 10/03/2011	25,000,000	24,999,861
Barclays U.S. Funding LLC
0.060%, 10/03/2011	3,000,000	2,999,990
Colgate Palmolive Company
0.030%, 10/13/2011	10,000,000	9,999,900
Colgate Palmolive Company
0.030%, 10/21/2011	8,000,000	7,999,867
Deutsche Bank Financial LLC
0.180%, 10/04/2011	25,000,000	24,999,625
Govco LLC 0.150%, 10/18/2011	25,000,000	24,998,229
JPMorgan Chase & Company
0.010%, 10/03/2011	25,000,000	24,999,986
Novartis Finance Corp. 0.050%, 10/03/2011	8,500,000	8,499,976
Pfizer Inc 0.030%, 10/04/2011	25,000,000	24,999,938
Scotiabanc, Inc. 0.075%, 10/20/2011	21,000,000	20,999,169
Scotiabanc, Inc. 0.070%, 10/19/2011	3,725,000	3,724,870
UBS Finance Deleware LLC
0.080%, 10/07/2011	25,000,000	24,999,667
United Technologies Corp.
0.060%, 10/24/2011	4,370,000	4,369,832
Wal-Mart Stores, Inc. 0.060%, 10/12/2011	25,000,000	24,999,542
Westpac Banking Corp. 0.100%, 10/05/2011	9,680,000	9,679,892
Westpac Banking Corp. 0.080%, 10/03/2011	15,000,000	14,999,933

TOTAL COMMERCIAL PAPER (Cost $308,270,013)		$308,270,013

CORPORATE INTEREST-BEARING OBLIGATIONS
* - 2.90%
Royal Bank of Canada 0.312%, 02/27/2012 (P)	10,000,000	10,000,000
Toronto-Dominion Bank 0.350%, 10/28/2011	7,000,000	7,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $17,000,000)		$17,000,000

U.S. GOVERNMENT & AGENCY
OBLIGATIONS * - 40.03%
U.S. Government - 13.77%
U.S. Treasury Bill
0.162%, 05/03/2012	5,000,000	4,995,148
0.162%, 06/28/2012	15,000,000	14,981,651
0.185%, 05/31/2012	10,000,000	9,987,513
0.187%, 06/28/2012	5,000,000	4,992,943
0.190%, 10/20/2011	3,000,000	2,999,699
0.205%, 05/03/2012	8,000,000	7,990,205
0.210%, 04/05/2012	10,000,000	9,989,092
0.290%, 04/05/2012	15,000,000	14,977,404
0.305%, 01/12/2012	10,000,000	9,991,274
U.S. Government Agency - 26.26%
Bank of America Corp.
1.147%, 12/02/2011 (J)(P)	6,075,000	6,084,983
Citigroup Funding, Inc.
0.689%, 04/30/2012 (J)(P)	15,000,000	15,000,000
Federal Home Loan Bank
0.110%, 04/02/2012	10,000,000	10,000,000
0.160%, 01/19/2012 (P)	20,000,000	20,000,000
0.330%, 09/18/2012	10,000,000	10,000,000
0.450%, 09/24/2012	4,000,000	4,000,000
Federal Home Loan Mortgage Corp.
1.250%, 05/03/2012	5,000,000	5,030,163
Federal National Mortgage Association
Discount Note 0.010%, 11/09/2011	4,670,000	4,669,949
General Electric Capital Corp.
1.267%, 12/09/2011 (J)(P)	50,015,000	50,108,585
JPMorgan Chase & Company
0.981%, 12/02/2011 (J)(P)	10,000,000	10,013,793

278

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS * (continued)
U.S. Government Agency (continued)
Morgan Stanley 1.176%, 12/01/2011 (J)(P)	$14,220,000	$14,242,218
State Street Corp. 2.150%, 04/30/2012 (J)	5,000,000	5,057,295

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $235,111,915)		$235,111,915

FOREIGN GOVERNMENT
OBLIGATIONS * - 3.53%
Province of Quebec, Canada
0.060%, 10/03/2011	20,745,000	20,744,931

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $20,744,931)		$20,744,931

Total Investments (Money Market Trust B)
(Cost $581,126,859) - 98.95%		$581,126,859
Other assets and liabilities, net - 1.05%		6,170,051

TOTAL NET ASSETS - 100.00%		$587,296,910

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 83.78%
Consumer Discretionary - 7.28%

Automobiles
Daimler AG	60,108	$2,662,442
General Motors Company (I)	186,260	3,758,727

		6,421,169

Household Durables
D.R. Horton, Inc. (L)	142,250	1,285,940

Leisure Equipment & Products
Mattel, Inc.	145,622	3,770,154

Media
British Sky Broadcasting Group PLC	442,304	4,541,001
News Corp., Class A	521,356	8,065,377
Time Warner Cable, Inc.	122,982	7,707,282
Time Warner, Inc. (L)	84,839	2,542,625
Viacom, Inc., Class B	176,230	6,827,150

		29,683,435

		41,160,698
Consumer Staples - 21.70%

Beverages
Coca-Cola Enterprises, Inc.	135,677	3,375,644
Dr. Pepper Snapple Group, Inc. (L)	136,908	5,309,292
Foster’s Group, Ltd. (I)	582,174	2,955,493
PepsiCo, Inc.	67,542	4,180,850
Pernod-Ricard SA	95,951	7,523,351

		23,344,630

Food & Staples Retailing
CVS Caremark Corp.	463,662	15,569,770
The Kroger Company	305,914	6,717,871
Wal-Mart Stores, Inc.	71,034	3,686,665

		25,974,306

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

Food Products
General Mills, Inc. (L)	145,721	$5,605,887
Kraft Foods, Inc., Class A	348,615	11,706,492
Nestle SA	106,907	5,876,712

		23,189,091

Tobacco
Altria Group, Inc.	339,476	9,101,352
British American Tobacco PLC	349,920	14,831,341
Imperial Tobacco Group PLC	363,550	12,277,269
Lorillard, Inc.	47,436	5,251,165
Philip Morris International, Inc.	69,721	4,349,196
Reynolds American, Inc. (L)	118,176	4,429,236

		50,239,559

		122,747,586
Energy - 7.75%

Energy Equipment & Services
Ensco International PLC, ADR	50,628	2,046,890
Exterran Holdings, Inc. (I)(L)	63,948	621,575
Transocean, Ltd.	119,670	5,713,046

		8,381,511

Oil, Gas & Consumable Fuels
Apache Corp.	72,880	5,847,891
BP PLC	460,468	2,761,844
Marathon Oil Corp.	367,603	7,932,873
Marathon Petroleum Corp.	103,746	2,807,367
Murphy Oil Corp.	71,510	3,157,882
Royal Dutch Shell PLC, A Shares	289,016	8,973,572
The Williams Companies, Inc.	163,116	3,970,243

		35,451,672

		43,833,183
Financials - 12.66%

Capital Markets
Morgan Stanley	313,802	4,236,327
UBS AG (Swiss Exchange) (I)	252,743	2,877,042

		7,113,369

Commercial Banks
Bond Street Holdings LLC, Class A (I)(S)	60,504	1,240,332
CIT Group, Inc. (I)	57,512	1,746,639
Guaranty Bancorp (I)	21,927	26,312
KB Financial Group, Inc.	45,036	1,470,855
PNC Financial Services Group, Inc.	165,734	7,986,721
Wells Fargo & Company	125,110	3,017,653

		15,488,512

Diversified Financial Services
AET&D Holdings No 1, Ltd.	534,996	10,354
Bank of America Corp.	504,892	3,089,939
Cerberus Investors I LLC (R)	769,345	100,015
Cerberus Investors II LLC (R)	769,332	100,013
Cerberus Investors III LLC (R)	384,718	50,013
Deutsche Boerse AG (I)	53,747	2,698,949
NYSE Euronext	98,595	2,291,348

		8,340,631

Insurance
ACE, Ltd.	110,872	6,718,843
Alleghany Corp. (I)	9,004	2,597,654
American International Group, Inc. (I)(L)	220,070	4,830,537
CNO Financial Group, Inc. (I)	140,706	761,219
MetLife, Inc.	105,600	2,957,856
Old Republic International Corp. (L)	276,014	2,462,045

279

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

Insurance (continued)
White Mountains Insurance Group, Ltd. (L)	20,381	$8,269,591
Zurich Financial Services AG (I)	15,769	3,264,592

		31,862,337

Real Estate Investment Trusts
Alexander’s, Inc.	13,593	4,907,345
Weyerhaeuser Company	71,637	1,113,955

		6,021,300

Real Estate Management & Development
Canary Wharf Group PLC (I)	555,649	2,060,300
Forestar Group, Inc. (I)(L)	64,569	704,448

		2,764,748

		71,590,897
Health Care - 12.35%

Biotechnology
Amgen, Inc.	148,791	8,176,065
Cephalon, Inc. (I)	26,440	2,133,708

		10,309,773

Health Care Equipment & Supplies
Boston Scientific Corp. (I)	634,564	3,750,273
Medtronic, Inc.	216,315	7,190,311

		10,940,584

Health Care Providers & Services
Community Health Systems, Inc. (I)(L)	58,797	978,382
Coventry Health Care, Inc. (I)	77,285	2,226,581
Tenet Healthcare Corp. (I)(L)	850,914	3,514,275
UnitedHealth Group, Inc.	139,555	6,436,277

		13,155,515

Pharmaceuticals
Eli Lilly & Company	193,008	7,135,506
Merck & Company, Inc.	422,960	13,835,022
Pfizer, Inc.	649,035	11,474,939
Teva Pharmaceutical Industries, Ltd., ADR	81,510	3,033,802

		35,479,269

		69,885,141
Industrials - 4.54%

Aerospace & Defense
GenCorp, Inc. (I)(L)	92,209	414,018
Huntington Ingalls Industries, Inc. (I)	100,004	2,433,097
Raytheon Company (L)	155,320	6,347,928

		9,195,043

Air Freight & Logistics
PostNL NV	153,448	671,951
TNT Express NV	144,924	999,952

		1,671,903

Building Products
Owens Corning, Inc. (I)	154,185	3,342,731

Industrial Conglomerates
Orkla ASA	138,169	1,051,242

Machinery
Federal Signal Corp. (L)	140,014	618,862
Oshkosh Corp. (I)(L)	120,640	1,898,874
Stanley Black & Decker, Inc.	52,807	2,592,824

		5,110,560

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

Marine
A P Moller Maersk A/S, Series A	900	$5,297,542

		25,669,021
Information Technology - 7.76%
Communications Equipment
Cisco Systems, Inc.	390,500	6,048,845
Motorola Mobility Holdings, Inc. (I)	76,460	2,888,659

		8,937,504
Electronic Equipment, Instruments & Components
TE Connectivity, Ltd.	158,060	4,447,808
Internet Software & Services
Google, Inc., Class A (I)	6,210	3,194,300
Office Electronics
Xerox Corp.	1,111,434	7,746,695
Semiconductors & Semiconductor Equipment
LSI Corp. (I)	314,914	1,631,255
Software
Microsoft Corp.	505,286	12,576,569
Nintendo Company, Ltd.	13,665	1,990,420
Symantec Corp. (I)	207,960	3,389,748

		17,956,737

		43,914,299
Materials - 3.67%
Chemicals
Linde AG	39,957	5,329,169
Metals & Mining
ThyssenKrupp AG	173,634	4,261,838
Paper & Forest Products
Domtar Corp. (L)	29,670	2,022,604
International Paper Company	278,463	6,474,265
MeadWestvaco Corp.	108,391	2,662,083

		11,158,952

		20,749,959
Telecommunication Services - 2.08%
Diversified Telecommunication Services
Cable & Wireless Communications PLC	2,440,931	1,405,300
Wireless Telecommunication Services
Vodafone Group PLC	4,010,318	10,356,027

		11,761,327
Utilities - 3.99%
Electric Utilities
Brookfield Infrastructure Partners LP	58,078	1,413,619
E.ON AG	224,321	4,892,201
Entergy Corp.	35,773	2,371,392
Exelon Corp. (L)	132,935	5,664,360

		14,341,572
Independent Power Producers & Energy Traders
NRG Energy, Inc. (I)	223,289	4,735,960
Multi-Utilities
GDF Suez	116,226	3,472,056

		22,549,588

TOTAL COMMON STOCKS (Cost $505,332,086)		$473,861,699

280

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 1.45%
Consumer Discretionary - 0.17%
Clear Channel Communications, Inc.
9.000%, 03/01/2021	$343,000	$254,678
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	1,404,000	709,020
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0

		963,698
Consumer Staples - 0.24%
Rite Aid Corp.
9.375%, 12/15/2015 (I)	831,000	714,660
8.625%, 03/01/2015	714,000	633,675

		1,348,335
Energy - 0.29%
OPTI Canada, Inc.
9.000%, 12/15/2012 (S)	650,000	659,750
9.750%, 08/15/2013 (S)	949,000	963,235

		1,622,985
Financials - 0.05%
Realogy Corp.
7.875%, 02/15/2019 (S)	351,000	265,005
Industrials - 0.00%
Northwest Airlines, Inc., Escrow Certificates
01/16/2017 (I)	170,000	0
Utilities - 0.70%
NRG Energy, Inc.
7.375%, 01/15/2017	665,000	685,781
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)	4,128,000	3,302,400

		3,988,181

TOTAL CORPORATE BONDS (Cost $10,091,018)		$8,188,204

TERM LOANS (M) - 2.83%
Consumer Discretionary - 0.91%
Clear Channel Communications, Inc.
3.889%, 01/28/2016	3,905,000	2,773,038
3.889%, 01/28/2016	778,221	537,945
3.889%, 01/29/2016	665,000	467,163
Tribune Company
- 06/04/2014 (H)	2,154,000	1,167,873
- 06/04/2014 (H)	340,000	179,350

		5,125,369
Financials - 1.04%
Realogy Corp.
4.522%, 10/10/2016	5,849,214	4,754,926
0.934%, 04/10/2016	604,143	475,762
13.500%, 10/15/2017	219,000	213,744
4.436%, 10/10/2013	542,897	441,330

		5,885,762
Utilities - 0.88%
Boston Generating LLC
- 12/20/2013 (H)	16,093	3,701
- 12/20/2013 (H)	266	61
- 12/20/2013 (H)	701	161
Texas Competitive Electric Holdings
Company LLC
4.750%, 10/10/2017	7,466,240	4,990,718

		4,994,641

TOTAL TERM LOANS (Cost $18,858,643)		$16,005,772

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.01%
Sanofi (Expiration Date: 12/31/2020, Strike
Price: EUR 2.00) (I)(L)	90,996	$96,456

TOTAL RIGHTS (Cost $202,011)		$96,456

SECURITIES LENDING COLLATERAL - 5.45%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	3,081,690	30,832,928

TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,832,013)		$30,832,928

SHORT-TERM INVESTMENTS - 8.19%
Repurchase Agreement - 2.02%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $11,413,010 on 10/03/2011,
collateralized by $11,650,000 Federal Home
Loan Mortgage Corp., 0.010% due
04/10/2012 (valued at $11,644,175
including interest)	$11,413,000	$11,413,000
U.S. Government & Agency
Obligations* - 0.87%
Federal Home Loan Bank Discount Notes,
0.01%, 10/03/2011	4,900,000	4,900,000
U.S. Government* - 5.30%
U.S. Treasury Bill
0.075%, 11/25/2011	3,000,000	2,999,868
0.100%, 10/27/2011	5,000,000	4,999,935
0.030%, 02/23/2012	5,000,000	4,999,365
0.001%, 12/22/2011	2,000,000	1,999,924
0.060%, 01/05/2012	5,000,000	4,999,780
0.015%, 03/22/2012	10,000,000	9,997,630

		29,996,502

TOTAL SHORT-TERM INVESTMENTS (Cost $46,310,045)		$46,309,502

Total Investments (Mutual Shares Trust)
(Cost $611,625,816) - 101.71%		$575,294,561
Other assets and liabilities, net - (1.71%)		(9,692,562)

TOTAL NET ASSETS - 100.00%		$565,601,999

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.44%
Energy - 55.31%
Energy Equipment & Services - 3.02%
Cameron International Corp. (I)	11,500	$477,710
Dril-Quip, Inc. (I)	3,200	172,512
National Oilwell Varco, Inc.	31,000	1,587,820
Noble Corp. (I)	62,700	1,840,245
Tidewater, Inc. (L)	44,000	1,850,200

		5,928,487
Oil, Gas & Consumable Fuels - 52.29%
Alpha Natural Resources, Inc. (I)	106,100	1,876,909
BG Group PLC	468,652	8,924,212
BP PLC, ADR	190,773	6,881,182
Canadian Natural Resources, Ltd.	170,439	5,004,684
Chesapeake Energy Corp. (L)	217,236	5,550,380
Chevron Corp.	50,700	4,690,764
Consol Energy, Inc.	94,542	3,207,810

281

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Encana Corp. (L)	125,108	$2,408,081
EOG Resources, Inc.	81,048	5,755,218
Exxon Mobil Corp.	90,100	6,543,963
Husky Energy, Inc.	28,200	610,610
Imperial Oil, Ltd.	184,100	6,647,851
Occidental Petroleum Corp.	30,300	2,166,450
Oil Search, Ltd.	530,070	2,860,687
Petroleo Brasileiro SA, ADR	280,404	6,295,070
Pioneer Natural Resources Company	57,000	3,748,890
Reliance Industries, Ltd.	166,067	2,695,732
Reliance Industries, Ltd., GDR (S)	5,128	166,968
Reliance Industries, Ltd., GDR
(London Exchange) (S)	69,668	2,238,894
Sasol, Ltd. (L)	28,800	1,169,280
Southwestern Energy Company (I)	144,300	4,809,519
Statoil ASA, ADR (L)	277,500	5,980,125
Suncor Energy, Inc.	211,756	5,407,568
Tesoro Corp. (I)(L)	176,300	3,432,561
Ultra Petroleum Corp. (I)(L)	117,400	3,254,328
Whiting Petroleum Corp. (I)	13,500	473,580

		102,801,316

		108,729,803
Industrials - 2.13%
Industrial Conglomerates - 2.13%
Beijing Enterprises Holdings, Ltd.	837,253	4,189,582
Materials - 36.00%
Chemicals - 2.50%
LyondellBasell Industries NV, Class A	74,900	1,829,807
Sumitomo Chemical Company, Ltd.	298,000	1,146,140
The Mosaic Company	39,400	1,929,418

		4,905,365
Construction Materials - 1.36%
CRH PLC (London Exchange)	171,963	2,683,373
Metals & Mining - 32.04%
Alumina, Ltd.	3,476,324	4,860,650
Anglo Platinum, Ltd.	60,790	4,154,779
AngloGold Ashanti, Ltd., ADR (L)	54,765	2,265,080
ArcelorMittal	46,100	733,451
Barrick Gold Corp.	85,700	4,016,344
BHP Billiton PLC	74,471	1,973,331
Compania de Minas Buenaventura SA, ADR	125,200	4,725,048
First Quantum Minerals, Ltd.	285,000	3,794,017
Fortescue Metals Group, Ltd.	392,385	1,626,622
Glencore International PLC (L)	748,755	4,634,240
Gold Fields, Ltd.	129,358	1,988,715
Goldcorp, Inc.	113,000	5,183,615
Kinross Gold Corp.	424,500	6,274,110
Mongolian Mining Corp. (I)	3,330,000	2,972,428
Newcrest Mining, Ltd.	59,852	1,972,400
Teck Resources, Ltd., Class B	121,126	3,535,668
Vale SA, ADR (L)	158,464	3,327,743
Vedanta Resources PLC	291,249	4,959,586

		62,997,827
Paper & Forest Products - 0.10%
Sino-Forest Corp. (I)(L)	276,300	190,237

		70,776,802

TOTAL COMMON STOCKS (Cost $227,439,073)		$183,696,187

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 1.30%
NMDC, Ltd. (Expiration date: 03-25-15, Strike
Price: INR 0.00001) (I)	551,053	2,556,298

TOTAL WARRANTS (Cost $3,646,865)		$2,556,298

SECURITIES LENDING COLLATERAL - 13.00%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	2,555,115	25,564,436

TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,563,737)		$25,564,436

SHORT-TERM INVESTMENTS - 4.99%
Repurchase Agreement - 4.99%
Deutsche Bank Repurchase Agreement dated
9/30/11 at 0.050% to be repurchased at
$9,800,041 on 10/3/11, collateralized by
$9,959,736 Government National Mortgage
Association, 5.000% due 4/15/40 (valued at
$9,996,000, including interest)	$9,800,000	$9,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,800,000)		$9,800,000

Total Investments (Natural Resources Trust)
(Cost $266,449,675) - 112.73%		$221,616,921
Other assets and liabilities, net - (12.73%)		(25,019,648)

TOTAL NET ASSETS - 100.00%		$196,597,273

New Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.87%
U.S. Government - 16.48%
U.S. Treasury Bonds
2.625%, 04/30/2016	$50,305,000	$54,349,069
4.625%, 02/15/2040	70,770,000	94,842,840
6.750%, 08/15/2026	5,665,000	8,714,362
U.S. Treasury Notes
1.250%, 03/15/2014	45,335,000	46,323,303
1.750%, 08/15/2012	131,795,000	133,586,621
2.125%, 08/15/2021	63,590,000	64,822,374
2.250%, 05/31/2014	25,575,000	26,833,776
2.625%, 08/15/2020 (L)	22,665,000	24,308,213
U.S. Treasury Strips, PO
2.124%, 05/15/2021	220,000	180,525

		453,961,083
U.S. Government Agency - 36.39%
Federal Home Loan Bank
4.500%, 11/15/2012	825,000	862,785
5.250%, 06/18/2014	510,000	574,298
Federal Home Loan Mortgage Corp.
2.475%, 07/01/2035 (P)	30,048	31,832
2.476%, 07/01/2035 (P)	52,523	55,198
2.491%, 01/01/2036 (P)	150,004	157,010
2.508%, 02/01/2035 (P)	91,303	96,049
2.551%, 10/01/2036 (P)	252,724	265,820
2.785%, 09/01/2032 (P)	2,661	2,758
4.000%, 06/01/2026 to 02/15/2041	36,315,855	38,116,234
4.347%, 06/01/2037 (P)	336,874	352,678
4.500%, 11/01/2018 to 12/01/2040	59,043,585	62,799,829
4.580%, 06/01/2038 (P)	96,125	100,191
4.683%, 07/01/2038 (P)	148,267	155,281

282

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.987%, 11/01/2035 (P)	$71,458	$75,480
5.000%, 10/01/2018 to 05/01/2041	40,631,216	43,653,615
5.054%, 03/01/2036 (P)	168,939	180,395
5.080%, 09/01/2035 (P)	68,938	73,131
5.125%, 07/15/2012	2,180,000	2,264,429
5.134%, 02/01/2037 (P)	128,345	135,888
5.350%, 02/01/2037 (P)	331,823	350,901
5.353%, 02/01/2038 (P)	201,114	213,323
5.362%, 04/01/2037 (P)	213,398	225,089
5.383%, 05/01/2037 (P)	70,481	74,833
5.424%, 01/01/2036 (P)	4,945	5,229
5.500%, 03/01/2018 to 10/01/2038	3,369,030	3,647,119
5.724%, 02/01/2037 (P)	50,197	52,943
5.933%, 12/01/2036 (P)	197,352	213,407
5.971%, 10/01/2036 (P)	245,328	265,420
5.997%, 01/01/2037 (P)	62,420	65,185
6.000%, 11/01/2011 to 08/01/2038	1,929,317	2,111,900
6.051%, 11/01/2036 (P)	124,591	133,767
6.092%, 10/01/2036 (P)	211,269	229,821
6.257%, 08/01/2036 (P)	192,440	208,619
6.500%, 05/01/2017 to 03/01/2037	833,906	927,893
7.000%, 02/01/2024 to 06/01/2032	15,373	17,429
7.500%, 05/01/2024 to 06/01/2024	2,275	2,558
10.500%, 05/01/2019	108	126
Federal National Mortgage Association
1.821%, 10/01/2033 (P)	53,753	55,220
2.338%, 07/01/2035 (P)	43,212	45,201
2.382%, 07/01/2036 (P)	308,218	321,484
2.473%, 11/01/2035 (P)	87,503	92,381
2.491%, 08/01/2036 (P)	167,107	173,279
2.687%, 07/01/2027 (P)	780	801
3.500%, 11/01/2025	6,716,822	7,050,448
3.875%, 07/12/2013	2,155,000	2,288,466
4.000%, 06/01/2025 to 07/01/2041	73,842,678	77,719,567
4.375%, 09/15/2012 to 10/15/2015	1,185,000	1,310,382
4.500%, 05/01/2019 to 08/01/2041	207,173,951	220,320,218
4.625%, 10/15/2014	660,000	738,442
4.712%, 09/01/2035 (P)	259,715	274,929
4.803%, 05/01/2038 (P)	95,379	100,721
4.850%, 05/01/2038 (P)	241,805	253,924
4.859%, 04/01/2038 (P)	105,101	111,142
4.875%, 12/15/2016	350,000	411,506
4.884%, 05/01/2038 (P)	277,066	293,150
4.915%, 08/01/2038 (P)	114,679	120,237
5.000%, 03/01/2018 to 07/01/2041	160,474,087	173,037,748
5.243%, 12/01/2035 (P)	13,549	14,302
5.244%, 12/01/2035 (P)	56,379	59,555
5.391%, 06/01/2037 (P)	88,894	94,861
5.437%, 12/01/2035 (P)	14,307	15,277
5.441%, 09/01/2037 (P)	51,744	55,042
5.459%, 12/01/2035 (P)	24,540	25,822
5.467%, 01/01/2037 (P)	90,286	95,070
5.471%, 01/01/2019 (P)	613	652
5.500%, 07/01/2013 to 05/01/2040	159,766,654	173,914,244
5.741%, 08/01/2037 (P)	85,266	90,108
5.929%, 12/01/2036 (P)	123,631	129,711
5.981%, 09/01/2036 (P)	103,799	111,575
6.000%, 09/01/2017 to 04/01/2040	79,352,416	87,271,449
6.500%, 06/01/2013 to 01/01/2039	16,612,768	18,358,134
7.000%, 12/01/2029 to 04/01/2037	58,560	66,212
Government National
Mortgage Association
4.500%, 01/15/2019 to 11/20/2040	19,143,030	20,781,822

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
5.000%, 01/15/2019 to 05/20/2040		$10,551,091	$11,594,219
5.500%, 02/15/2029 to 12/20/2039		19,704,369	21,914,154
6.000%, 11/15/2012 to 07/20/2039		15,919,780	17,714,259
6.500%, 12/15/2014 to 09/15/2038		4,381,007	4,905,875
7.000%, 04/15/2017 to 10/20/2036		1,471,719	1,683,827
9.250%, 10/15/2016 to 12/15/2019		3,355	3,822
9.750%, 07/15/2017 to 02/15/2021		3,127	3,635
10.250%, 11/15/2020		1,696	2,061
11.750%, 08/15/2013		540	580
12.000%, 12/15/2012		45	48
12.250%, 03/15/2014 to 06/20/2015		527	588
12.750%, 12/20/2013 to 11/20/2014		655	736

			1,002,325,349

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,406,358,933)			$1,456,286,432

FOREIGN GOVERNMENT
OBLIGATIONS - 2.36%
Bermuda - 0.04%
Government of Bermuda
5.603%, 07/20/2020 (S)		1,000,000	1,080,000
Brazil - 0.83%
Federative Republic of Brazil
4.875%, 01/22/2021		1,000,000	1,069,000
5.625%, 01/07/2041		3,450,000	3,717,375
6.000%, 05/15/2015 to 05/15/2017	BRL	13,011,000	15,014,244
10.000%, 01/01/2017 to 01/01/2021		5,833,000	2,950,046

			22,750,665
Chile - 0.07%
Republic of Chile
3.875%, 08/05/2020		$1,820,000	1,897,350
Mexico - 1.03%
Government of Mexico
5.625%, 01/15/2017		4,100,000	4,567,400
8.500%, 12/13/2018 to 11/18/2038	MXN	295,750,000	23,725,645

			28,293,045
Netherlands - 0.01%
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		$350,000	378,063
Poland - 0.08%
Republic of Poland
3.875%, 07/16/2015		2,190,000	2,219,565
South Africa - 0.20%
Republic of South Africa
5.500%, 03/09/2020		3,715,000	4,063,282
6.500%, 06/02/2014		1,360,000	1,506,200

			5,569,482
Sweden - 0.10%
Svensk Exportkredit AB
5.125%, 03/01/2017		2,420,000	2,801,167

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $65,957,366)			$64,989,337

CORPORATE BONDS - 27.79%
Consumer Discretionary - 2.66%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)		1,175,000	1,219,063

283

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Advance Auto Parts, Inc.
5.750%, 05/01/2020	$1,485,000	$1,653,850
Banque PSA Finance
4.375%, 04/04/2016 (S)	4,000,000	3,833,132
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)	3,390,000	3,754,259
9.500%, 11/15/2018 (S)	590,000	759,089
Comcast Corp.
5.700%, 05/15/2018	2,115,000	2,446,968
COX Communications, Inc.
8.375%, 03/01/2039 (S)	2,615,000	3,610,418
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
3.550%, 03/15/2015	1,080,000	1,126,894
5.875%, 10/01/2019	1,815,000	2,044,559
Grupo Televisa SAB
6.625%, 01/15/2040	1,865,000	1,967,575
Historic TW, Inc.
6.875%, 06/15/2018	3,120,000	3,684,386
Home Depot, Inc.
5.400%, 03/01/2016	5,040,000	5,706,071
Hyatt Hotels Corp.
3.875%, 08/15/2016	4,495,000	4,483,358
5.750%, 08/15/2015 (S)	4,020,000	4,286,349
NBCUniversal Media LLC
5.150%, 04/30/2020	5,080,000	5,578,033
News America, Inc.
4.500%, 02/15/2021	3,155,000	3,174,264
6.150%, 03/01/2037	3,620,000	3,876,622
6.400%, 12/15/2035	1,795,000	1,948,218
7.850%, 03/01/2039	190,000	235,415
Nielsen Finance LLC/Nielsen Finance
Company
11.500%, 05/01/2016	146,000	165,710
Nordstrom, Inc.
6.750%, 06/01/2014	100,000	113,050
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	3,970,000	4,121,424
Omnicom Group, Inc.
4.450%, 08/15/2020	575,000	580,892
6.250%, 07/15/2019	4,190,000	4,811,804
QVC, Inc.
7.500%, 10/01/2019 (S)	400,000	426,000
Speedway Motorsports, Inc.
8.750%, 06/01/2016	200,000	208,500
TCM Sub LLC
3.550%, 01/15/2015 (S)	2,865,000	3,048,990
Time Warner Cable, Inc.
5.500%, 09/01/2041	3,930,000	3,894,602
Unitymedia Hessen GmbH & Company
KG/Unitymedia NRW GmbH
8.125%, 12/01/2017 (S)	500,000	500,000

		73,259,495
Consumer Staples - 0.89%
Altria Group, Inc.
4.125%, 09/11/2015	3,475,000	3,721,214
4.750%, 05/05/2021	5,010,000	5,189,759
9.250%, 08/06/2019	1,280,000	1,679,715
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	1,405,000	1,443,885
8.500%, 06/15/2019	1,365,000	1,702,633
Bunge NA Finance LP
5.900%, 04/01/2017	870,000	951,050

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Coca-Cola Bottling Company
5.000%, 11/15/2012	$590,000	$615,348
Delhaize Group SA
6.500%, 06/15/2017	3,055,000	3,573,586
Reynolds American, Inc.
7.250%, 06/01/2013	1,240,000	1,352,950
The Kroger Company
5.400%, 07/15/2040	1,715,000	1,885,329
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)	2,345,000	2,375,330

		24,490,799
Energy - 4.14%
Antero Resources Finance Corp.
7.250%, 08/01/2019 (S)	675,000	641,250
Apache Corp.
5.100%, 09/01/2040	4,490,000	5,023,282
Boardwalk Pipelines LP
5.500%, 02/01/2017	320,000	349,468
5.750%, 09/15/2019	415,000	463,732
BP Capital Markets PLC
3.125%, 10/01/2015	2,800,000	2,894,808
Buckeye Partners LP
4.875%, 02/01/2021	2,040,000	2,104,029
5.500%, 08/15/2019	2,465,000	2,701,894
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	275,000	289,434
6.250%, 03/15/2038	4,125,000	4,902,649
6.450%, 06/30/2033	65,000	78,553
Centerpoint Energy Resources Corp.
5.850%, 01/15/2041	1,035,000	1,130,208
Chesapeake Energy Corp.
9.500%, 02/15/2015	1,000,000	1,127,500
Colorado Interstate Gas Company
5.950%, 03/15/2015	125,000	136,624
Complete Production Services, Inc.
8.000%, 12/15/2016	1,450,000	1,450,000
Concho Resources, Inc.
8.625%, 10/01/2017	500,000	530,000
DCP Midstream LLC
9.700%, 12/01/2013 (S)	740,000	848,589
DCP Midstream Operating LP
3.250%, 10/01/2015	1,085,000	1,089,722
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015	220,000	239,650
5.700%, 10/15/2039	1,880,000	2,097,994
5.875%, 05/01/2019	200,000	231,942
El Paso Natural Gas Company
5.950%, 04/15/2017	98,000	110,322
Enbridge Energy Partners LP
5.200%, 03/15/2020	465,000	495,412
5.500%, 09/15/2040	1,645,000	1,685,470
Ensco PLC
3.250%, 03/15/2016	4,465,000	4,536,583
Enterprise Products Operating LLC
3.200%, 02/01/2016	4,530,000	4,630,453
5.950%, 02/01/2041	1,250,000	1,344,326
7.550%, 04/15/2038	520,000	648,916
EOG Resources, Inc.
5.875%, 09/15/2017	500,000	590,157
Gazprom OAO Via Gaz Capital SA
7.288%, 08/16/2037	140,000	136,500
8.625%, 04/28/2034	2,365,000	2,719,750
Hess Corp.
6.000%, 01/15/2040	2,325,000	2,658,486

284

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Hess Corp. (continued)
7.875%, 10/01/2029	$1,724,000	$2,324,499
8.125%, 02/15/2019	290,000	374,197
Inergy LP/Inergy Finance Corp.
7.000%, 10/01/2018	1,775,000	1,668,500
Kinder Morgan Finance Company ULC
5.700%, 01/05/2016	440,000	441,100
Kinder Morgan Kansas, Inc.
6.500%, 09/01/2012	139,000	143,170
Magellan Midstream Partners LP
4.250%, 02/01/2021	455,000	470,601
6.550%, 07/15/2019	355,000	419,944
Marathon Oil Corp.
5.900%, 03/15/2018	580,000	676,443
6.600%, 10/01/2037	3,330,000	3,962,497
Nabors Industries, Inc.
9.250%, 01/15/2019	3,790,000	4,799,463
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)	100,000	93,000
Noble Energy, Inc.
6.000%, 03/01/2041	2,665,000	2,983,361
NuStar Logistics LP
4.800%, 09/01/2020	2,290,000	2,406,937
7.650%, 04/15/2018	185,000	220,886
Pemex Project Funding Master Trust
5.750%, 03/01/2018	2,645,000	2,863,213
6.625%, 06/15/2035	2,340,000	2,509,650
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	1,873,590
5.875%, 03/01/2018	2,680,000	2,790,872
7.875%, 03/15/2019	2,366,000	2,744,560
Petroleos Mexicanos
5.500%, 01/21/2021	985,000	1,034,250
6.500%, 06/02/2041 (S)	1,775,000	1,837,125
8.000%, 05/03/2019	200,000	244,000
Plains All American
Pipeline LP/PAA Finance Corp.
4.250%, 09/01/2012	295,000	303,276
5.750%, 01/15/2020	2,165,000	2,364,368
6.500%, 05/01/2018	1,315,000	1,515,687
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)	1,690,000	1,552,850
Rowan Companies, Inc.
5.000%, 09/01/2017	2,495,000	2,587,375
7.875%, 08/01/2019	360,000	425,548
SeaRiver Maritime, Inc.
Zero Coupon, 09/01/2012 (Z)	475,000	466,134
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	440,000	470,738
Southern Natural Gas Company
5.900%, 04/01/2017 (S)	98,000	110,001
Swift Energy Company
8.875%, 01/15/2020	250,000	262,500
Talisman Energy, Inc.
3.750%, 02/01/2021	4,370,000	4,249,322
Valero Energy Corp.
6.125%, 06/15/2017	4,510,000	5,021,831
9.375%, 03/15/2019	150,000	192,428
Weatherford International, Ltd.
6.750%, 09/15/2040	2,095,000	2,239,553
9.625%, 03/01/2019	2,035,000	2,632,041
Williams Partners LP
4.125%, 11/15/2020	2,275,000	2,260,577

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP (continued)
6.300%, 04/15/2040	$2,365,000	$2,624,055

		114,047,845
Financials - 10.81%
Aflac, Inc.
8.500%, 05/15/2019	3,140,000	3,826,376
American International Group, Inc.
4.250%, 09/15/2014	1,675,000	1,629,706
5.450%, 05/18/2017	810,000	776,188
Ameriprise Financial, Inc.
7.300%, 06/28/2019	3,000,000	3,686,340
BAA Funding, Ltd.
4.875%, 07/15/2021 (S)	4,280,000	4,350,997
Bank of America Corp.
3.750%, 07/12/2016	4,825,000	4,392,646
5.650%, 05/01/2018	18,175,000	17,275,392
5.750%, 08/15/2016	205,000	189,856
Bank One Corp.
5.250%, 01/30/2013	180,000	186,646
Barclays Bank PLC
5.125%, 01/08/2020	3,205,000	3,144,743
5.200%, 07/10/2014	1,750,000	1,790,422
6.750%, 05/22/2019	380,000	411,001
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	3,280,000	3,447,008
4.600%, 05/15/2013	425,000	448,138
BPCE SA
2.375%, 10/04/2013 (S)	4,320,000	4,204,138
Capital One Financial Corp.
2.125%, 07/15/2014	3,110,000	3,080,331
7.375%, 05/23/2014	320,000	357,575
Citigroup, Inc.
5.375%, 08/09/2020	2,650,000	2,749,110
6.125%, 05/15/2018	12,005,000	12,889,949
6.500%, 08/19/2013	3,635,000	3,825,499
8.500%, 05/22/2019	950,000	1,148,696
CNA Financial Corp.
5.875%, 08/15/2020	2,665,000	2,741,861
Commonwealth Bank of Australia
3.500%, 03/19/2015 (S)	3,465,000	3,550,883
3.750%, 10/15/2014 (S)	2,050,000	2,130,225
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	3,988,000	4,488,147
Discover Bank
8.700%, 11/18/2019	1,500,000	1,715,759
E*Trade Financial Corp.
7.875%, 12/01/2015	675,000	654,750
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	1,565,000	1,574,011
5.250%, 10/01/2020 (S)	3,300,000	3,619,582
Federal Realty Investment Trust
5.900%, 04/01/2020	720,000	782,580
Fifth Third Bancorp
3.625%, 01/25/2016	2,780,000	2,827,860
6.250%, 05/01/2013	1,655,000	1,752,488
8.250%, 03/01/2038	1,900,000	2,277,861
General Electric Capital Corp.
2.100%, 01/07/2014	11,620,000	11,693,497
4.625%, 01/07/2021	5,620,000	5,841,068
5.300%, 02/11/2021	3,335,000	3,464,571
5.875%, 01/14/2038	695,000	714,082
6.875%, 01/10/2039	6,270,000	7,213,447
General Motors Financial Company, Inc.
6.750%, 06/01/2018 (S)	1,400,000	1,372,000

285

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	$1,145,000	$1,151,496
HBOS PLC
6.000%, 11/01/2033 (S)	390,000	252,508
Health Care REIT, Inc.
4.700%, 09/15/2017	2,440,000	2,448,345
Hospitality Properties Trust
7.875%, 08/15/2014	235,000	255,183
HSBC Bank USA NA
4.625%, 04/01/2014	100,000	102,438
HSBC Holdings PLC
5.100%, 04/05/2021	3,530,000	3,640,203
6.500%, 05/02/2036	2,375,000	2,388,801
Janus Capital Group, Inc.
6.700%, 06/15/2017	625,000	647,808
Jefferies Group, Inc.
5.875%, 06/08/2014	176,000	184,729
8.500%, 07/15/2019	2,220,000	2,471,750
JPMorgan Chase & Company
4.650%, 06/01/2014	5,565,000	5,893,669
6.000%, 01/15/2018	6,975,000	7,775,381
KeyCorp
3.750%, 08/13/2015	4,175,000	4,303,218
5.100%, 03/24/2021	1,195,000	1,207,589
Kilroy Realty LP
4.800%, 07/15/2018	2,390,000	2,308,085
6.625%, 06/01/2020	2,330,000	2,535,315
Lincoln National Corp.
4.850%, 06/24/2021	2,210,000	2,133,576
MassMutual Global Funding II
3.625%, 07/16/2012 (S)	386,000	394,034
Merrill Lynch & Company, Inc.
7.750%, 05/14/2038	435,000	404,963
MetLife, Inc.
4.750%, 02/08/2021	4,100,000	4,272,868
Morgan Stanley
4.000%, 07/24/2015	5,080,000	4,790,928
4.100%, 01/26/2015	6,050,000	5,771,422
4.200%, 11/20/2014	7,640,000	7,475,167
6.625%, 04/01/2018	2,390,000	2,373,370
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)	15,000	15,828
PACCAR Financial Corp.
2.050%, 06/17/2013	5,060,000	5,123,736
PartnerRe Finance B LLC
5.500%, 06/01/2020	3,360,000	3,498,429
PNC Funding Corp.
3.625%, 02/08/2015	4,370,000	4,586,346
Pricoa Global Funding I
5.450%, 06/11/2014 (S)	650,000	708,248
Principal Financial Group, Inc.
6.050%, 10/15/2036	180,000	191,283
7.875%, 05/15/2014	785,000	892,006
8.875%, 05/15/2019	200,000	254,972
ProLogis LP
4.500%, 08/15/2017	2,665,000	2,509,524
6.625%, 12/01/2019	1,825,000	1,886,006
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,663,109
Prudential Financial, Inc.
4.750%, 09/17/2015	3,675,000	3,838,479
5.375%, 06/21/2020	1,705,000	1,791,466
Raymond James Financial, Inc.
4.250%, 04/15/2016	900,000	909,856

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
RCI Banque SA
4.600%, 04/12/2016 (S)	$3,215,000	$3,159,313
Reckson Operating Partnership LP
6.000%, 03/31/2016	200,000	211,048
Regency Centers LP
6.000%, 06/15/2020	1,065,000	1,198,478
Regions Financial Corp.
5.750%, 06/15/2015	800,000	768,000
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	1,720,000	1,806,033
5.625%, 03/15/2017	2,275,000	2,495,809
6.450%, 11/15/2019	705,000	801,161
SLM Corp.
5.125%, 08/27/2012	1,320,000	1,319,464
5.375%, 05/15/2014	350,000	344,579
6.250%, 01/25/2016	2,335,000	2,293,159
8.450%, 06/15/2018	1,075,000	1,119,262
Societe Generale SA
3.500%, 01/15/2016 (S)	1,485,000	1,350,152
Standard Chartered PLC
3.850%, 04/27/2015 (S)	4,660,000	4,776,048
Sun Life Financial Global Funding LP
0.628%, 10/06/2013 (P)(S)	250,000	248,267
SunTrust Banks, Inc.
3.600%, 04/15/2016	2,215,000	2,247,095
The Allstate Corp.
7.450%, 05/16/2019	1,700,000	2,080,472
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	2,470,000	2,406,163
6.150%, 04/01/2018	6,795,000	7,048,623
6.250%, 02/01/2041	2,450,000	2,388,079
6.750%, 10/01/2037	6,180,000	5,664,922
The Royal Bank of Scotland PLC
3.400%, 08/23/2013	4,040,000	4,021,812
The Toronto-Dominion Bank
2.500%, 07/14/2016	3,480,000	3,574,350
The Travelers Companies, Inc.
3.900%, 11/01/2020	1,155,000	1,186,187
U.S. Bancorp
3.442%, 02/01/2016	3,545,000	3,600,337
UBS AG
4.875%, 08/04/2020	1,120,000	1,079,887
Unum Group
5.625%, 09/15/2020	1,040,000	1,147,164
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	555,000	622,586
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/2015	835,000	825,807
6.500%, 06/01/2016	225,000	231,701
WEA Finance LLC/WT
Finance Australia Pty, Ltd.
6.750%, 09/02/2019 (S)	375,000	417,179
7.500%, 06/02/2014 (S)	455,000	507,755
Wells Fargo & Company
4.600%, 04/01/2021	9,755,000	10,442,484
WPP Finance UK
8.000%, 09/15/2014	80,000	90,581

		297,751,520
Health Care - 0.99%
Boston Scientific Corp.
4.500%, 01/15/2015	2,145,000	2,242,389
Cardinal Health, Inc.
4.625%, 12/15/2020	3,090,000	3,358,861

286

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Express Scripts, Inc.
3.125%, 05/15/2016	$2,780,000	$2,808,790
6.250%, 06/15/2014	1,380,000	1,519,590
HCA, Inc.
8.500%, 04/15/2019	200,000	212,000
Life Technologies Corp.
3.500%, 01/15/2016	2,860,000	2,913,113
Medco Health Solutions, Inc.
2.750%, 09/15/2015	1,275,000	1,282,925
Medtronic, Inc.
3.000%, 03/15/2015	4,145,000	4,390,612
Novant Health Inc
5.850%, 11/01/2019	1,445,000	1,637,517
United Surgical Partners International, Inc.
8.875%, 05/01/2017	10,000	10,000
UnitedHealth Group, Inc.
3.875%, 10/15/2020	1,240,000	1,311,254
4.700%, 02/15/2021	1,445,000	1,597,040
Universal Hospital Services, Inc.
3.778%, 06/01/2015 (P)	315,000	270,900
WellPoint, Inc.
4.350%, 08/15/2020	1,970,000	2,087,463
6.000%, 02/15/2014	1,390,000	1,536,318

		27,178,772
Industrials - 1.76%
Canadian Pacific Railway Company
7.250%, 05/15/2019	425,000	533,604
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,523,146	1,644,998
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	418,843	435,597
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	1,050,000	1,008,000
Cooper US, Inc.
2.375%, 01/15/2016	2,155,000	2,180,515
CSX Corp.
5.750%, 03/15/2013	290,000	308,284
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	687,099	721,454
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	1,000,463	970,080
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	640,000	627,200
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	449,000	462,470
Embraer Overseas, Ltd.
6.375%, 01/15/2020	440,000	477,400
Emerson Electric Company
5.250%, 11/15/2039	2,500,000	3,033,190
GATX Corp.
3.500%, 07/15/2016	1,590,000	1,584,192
4.850%, 06/01/2021	2,730,000	2,770,003
GATX Financial Corp.
5.500%, 02/15/2012	285,000	288,441
International Lease Finance Corp.
6.625%, 11/15/2013	695,000	674,150
L-3 Communications Corp.
4.750%, 07/15/2020	3,440,000	3,564,965

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Republic Services, Inc.
5.700%, 05/15/2041	$4,650,000	$5,281,847
Roper Industries, Inc.
6.250%, 09/01/2019	2,835,000	3,356,569
Southwest Airlines Company
5.125%, 03/01/2017	3,710,000	3,979,327
6.500%, 03/01/2012	160,000	163,332
Union Pacific Corp.
4.750%, 09/15/2041	3,475,000	3,579,841
Valmont Industries, Inc.
6.625%, 04/20/2020	4,150,000	4,830,679
Verisk Analytics, Inc.
5.800%, 05/01/2021	2,000,000	2,248,486
Waste Management, Inc.
4.750%, 06/30/2020	2,930,000	3,189,897
6.100%, 03/15/2018	530,000	611,550

		48,526,071
Information Technology - 0.55%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017	300,000	300,000
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	1,095,000	1,202,744
Agilent Technologies, Inc.
5.000%, 07/15/2020	1,200,000	1,296,418
Broadcom Corp.
2.375%, 11/01/2015	890,000	898,524
Equinix, Inc.
7.000%, 07/15/2021	3,075,000	3,063,469
Fiserv, Inc.
3.125%, 06/15/2016	1,215,000	1,230,461
Hewlett-Packard Company
3.000%, 09/15/2016	4,470,000	4,510,369
International Business Machines Corp.
6.500%, 10/15/2013	375,000	416,716
Motorola Solutions, Inc.
8.000%, 11/01/2011	375,000	376,880
Xerox Corp.
6.350%, 05/15/2018	485,000	551,849
8.250%, 05/15/2014	1,100,000	1,252,812

		15,100,242
Materials - 1.72%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	4,760,000	5,016,464
9.375%, 06/01/2019	270,000	340,237
ArcelorMittal
3.750%, 08/05/2015	3,995,000	3,732,093
5.375%, 06/01/2013	2,100,000	2,143,058
Ashland, Inc.
9.125%, 06/01/2017	350,000	387,188
Barrick North America Finance LLC
5.700%, 05/30/2041	4,165,000	4,489,695
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021	1,998,000	2,011,441
5.125%, 07/09/2013	70,000	73,085
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	3,390,000	3,281,408
Corp. Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)	260,000	327,089
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	4,940,000	5,298,150
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	1,745,000	1,854,328

287

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
International Paper Company
9.375%, 05/15/2019	$400,000	$489,462
Novelis, Inc.
8.750%, 12/15/2020	4,070,000	3,988,600
Rock-Tenn Company
9.250%, 03/15/2016	250,000	266,250
Steel Dynamics, Inc.
7.625%, 03/15/2020	1,200,000	1,198,500
Teck Resources, Ltd.
9.750%, 05/15/2014	675,000	800,339
10.250%, 05/15/2016	825,000	969,870
The Dow Chemical Company
2.500%, 02/15/2016	1,360,000	1,338,773
8.550%, 05/15/2019	4,625,000	5,931,054
Vale Overseas, Ltd.
6.250%, 01/23/2017	3,335,000	3,615,140

		47,552,224
Telecommunication Services - 1.41%
America Movil SAB de CV
5.625%, 11/15/2017	115,000	127,781
5.750%, 01/15/2015	280,000	308,000
American Tower Corp.
5.050%, 09/01/2020	3,410,000	3,407,657
7.250%, 05/15/2019	2,303,000	2,649,696
AT&T, Inc.
5.550%, 08/15/2041	2,575,000	2,779,818
6.450%, 06/15/2034	385,000	444,019
CC Holdings GS V LLC/Crown Castle
GS III Corp.
7.750%, 05/01/2017 (S)	900,000	958,500
Clearwire Communications LLC
12.000%, 12/01/2015 (S)	500,000	423,750
Cricket Communications, Inc.
10.000%, 07/15/2015	300,000	297,750
France Telecom SA
2.750%, 09/14/2016	2,245,000	2,229,269
Qwest Corp.
3.597%, 06/15/2013 (P)	125,000	125,313
7.500%, 10/01/2014	175,000	189,000
8.375%, 05/01/2016	550,000	603,625
SBA Telecommunications, Inc.
8.000%, 08/15/2016	150,000	157,125
8.250%, 08/15/2019	125,000	131,250
SBA Tower Trust
4.254%, 04/15/2015 (S)	5,420,000	5,725,458
Sprint Nextel Corp.
8.375%, 08/15/2017	3,925,000	3,650,250
Telecom Italia Capital SA
5.250%, 11/15/2013	1,180,000	1,153,556
6.175%, 06/18/2014	4,825,000	4,803,529
Telefonica Emisiones SAU
3.992%, 02/16/2016	3,730,000	3,551,285
5.855%, 02/04/2013	50,000	50,896
5.877%, 07/15/2019	1,440,000	1,415,043
6.221%, 07/03/2017	3,080,000	3,114,844
Vodafone Group PLC
5.625%, 02/27/2017	275,000	315,373
Windstream Corp.
8.125%, 08/01/2013	125,000	131,563

		38,744,350
Utilities - 2.86%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)	855,000	881,184

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
AGL Capital Corp.
5.250%, 08/15/2019	$430,000	$484,801
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)	2,940,000	3,140,534
Appalachian Power Company
5.650%, 08/15/2012	350,000	363,149
6.375%, 04/01/2036	2,010,000	2,452,473
Constellation Energy Group, Inc.
5.150%, 12/01/2020	4,000,000	4,084,940
Consumers Energy Company
6.000%, 02/15/2014	165,000	180,535
EDF SA
4.600%, 01/27/2020 (S)	2,900,000	3,040,885
EDP Finance BV
5.375%, 11/02/2012 (S)	2,225,000	2,147,452
Electricite de France
6.950%, 01/26/2039 (S)	1,875,000	2,340,229
Enel Finance International NV
5.125%, 10/07/2019 (S)	3,745,000	3,514,379
Enogex LLC
6.250%, 03/15/2020 (S)	1,500,000	1,704,228
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	1,101,012
FirstEnergy Corp.
7.375%, 11/15/2031	3,630,000	4,486,237
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	2,720,000	2,885,803
GenOn Energy, Inc.
7.875%, 06/15/2017	200,000	184,000
Georgia Power Company
4.750%, 09/01/2040	3,370,000	3,600,832
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)	2,325,000	2,321,629
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)	2,315,000	2,263,753
LG&E and KU Energy LLC
2.125%, 11/15/2015	2,690,000	2,621,655
Massachusetts Electric Company
5.900%, 11/15/2039 (S)	1,750,000	2,160,510
Monongahela Power Company
5.700%, 03/15/2017 (S)	265,000	298,096
Nevada Power Company
5.450%, 05/15/2041	1,430,000	1,681,890
6.650%, 04/01/2036	1,400,000	1,861,138
6.750%, 07/01/2037	245,000	331,652
7.125%, 03/15/2019	915,000	1,143,702
NiSource Finance Corp.
5.950%, 06/15/2041	2,725,000	2,959,791
6.150%, 03/01/2013	225,000	238,202
6.250%, 12/15/2040	1,315,000	1,490,426
Northeast Utilities
5.650%, 06/01/2013	625,000	667,264
Northern States Power Company
5.350%, 11/01/2039	835,000	1,010,928
NSTAR Electric Company
5.500%, 03/15/2040	3,455,000	4,241,379
Ohio Power Company
5.750%, 09/01/2013	195,000	209,369
PacifiCorp
6.250%, 10/15/2037	3,000,000	3,892,857
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,670,411
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033	10,000	12,363

288

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Public Service Company of Oklahoma
5.150%, 12/01/2019	$885,000	$983,870
Public Service Electric & Gas Company
5.375%, 11/01/2039	1,945,000	2,344,421
San Diego Gas & Electric Company
6.000%, 06/01/2039	750,000	994,653
Sempra Energy
6.000%, 10/15/2039	2,175,000	2,639,332
Southern California Edison Company
5.750%, 03/15/2014	160,000	177,476
Tampa Electric Company
6.150%, 05/15/2037	235,000	292,259
TECO Finance, Inc.
5.150%, 03/15/2020	3,015,000	3,315,962
6.572%, 11/01/2017	35,000	40,559
West Penn Power Company
5.950%, 12/15/2017 (S)	225,000	265,278

		78,723,498

TOTAL CORPORATE BONDS (Cost $738,223,958)		$765,374,816

MUNICIPAL BONDS - 1.62%
California - 0.27%
Bay Area Toll Authority
6.263%, 04/01/2049	1,500,000	1,938,675
East Bay Municipal Utility District
5.874%, 06/01/2040	860,000	1,068,576
Los Angeles Department of Airports
7.053%, 05/15/2040	2,600,000	3,291,106
San Diego County Water Authority
6.138%, 05/01/2049	840,000	1,060,458

		7,358,815
Colorado - 0.10%
Regional Transportation District
5.000%, 11/01/2038	2,630,000	2,862,071
District of Columbia - 0.12%
District of Columbia
5.250%, 12/01/2034	2,610,000	2,871,600
5.591%, 12/01/2034	375,000	455,546

		3,327,146
Illinois - 0.19%
Chicago Metropolitan Water Reclamation
District
5.720%, 12/01/2038	2,235,000	2,736,467
Chicago Transit Authority, Series A
6.899%, 12/01/2040	260,000	309,943
City of Chicago
6.395%, 01/01/2040	1,925,000	2,325,477

		5,371,887
Kansas - 0.00%
Kansas Development Finance Authority
5.501%, 05/01/2034	110,000	122,008
Maryland - 0.22%
Maryland State Transportation Authority
5.754%, 07/01/2041	3,770,000	4,692,368
5.888%, 07/01/2043	1,070,000	1,325,933

		6,018,301
New York - 0.47%
City of New York
5.846%, 06/01/2040	2,400,000	2,722,488
Metropolitan Transportation Authority
7.336%, 11/15/2039	2,150,000	3,042,164

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York (continued)
New York City Housing
Development Corp.
6.420%, 11/01/2027	$90,000	$92,610
New York City Municipal Water Finance
Authority
5.952%, 06/15/2042	840,000	1,063,398
New York City Transitional Finance
Authority
5.508%, 08/01/2037	2,630,000	3,136,380
Tompkins County Industrial Development
Agency
5.000%, 07/01/2037	2,665,000	2,876,361

		12,933,401
Oregon - 0.00%
State of Oregon
5.892%, 06/01/2027	60,000	70,614
Texas - 0.12%
Texas Transportation Commission
5.178%, 04/01/2030	2,800,000	3,216,388
Utah - 0.11%
Utah Transit Authority
5.937%, 06/15/2039	2,155,000	2,894,424
Virginia - 0.02%
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	515,000	594,701

TOTAL MUNICIPAL BONDS (Cost $38,005,106)		$44,769,756

TERM LOANS - 3.28%
Consumer Discretionary - 1.23%
Allison Transmission, Inc.
2.980%, 08/07/2014	2,386,963	2,241,358
CCM Merger, Inc.
7.000%, 03/01/2017	697,798	672,503
CCO Holdings LLC
2.739%, 09/05/2014	1,300,000	1,226,550
Cengage Learning Acquisitions, Inc.
2.490%, 07/03/2014	1,913	1,507
Charter Communications Operating LLC
7.200%, 03/06/2014	82,262	81,851
CSC Holdings LLC
2.367%, 02/24/2012	108,108	105,946
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	4,696,400	4,533,984
Federal-Mogul Corp.
2.159%, 12/27/2014	1,955,298	1,795,615
2.166%, 12/27/2015	998,666	917,108
Interactive Data Corp.
4.500%, 02/11/2018	2,661,625	2,555,160
Las Vegas Sands LLC
2.740%, 11/23/2016	1,652,747	1,539,416
2.740%, 11/23/2016	332,178	309,400
Michaels Stores, Inc.
4.802%, 07/31/2016	1,262,840	1,201,503
OSI Restaurant Partners LLC
0.340%, 06/14/2013	53,615	49,728
2.563%, 06/14/2014	605,242	561,362
Six Flags Theme Parks, Inc.
5.250%, 06/30/2016	4,402,597	4,347,565
The Goodyear Tire & Rubber Company
1.940%, 04/30/2014	750,000	722,813
The ServiceMaster Company
2.740%, 07/24/2014	267,507	249,718

289

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Consumer Discretionary (continued)
The ServiceMaster Company (continued)
2.744%, 07/24/2014	$2,686,220	$2,507,586
TWCC Holding Corp.
4.250%, 02/11/2017	4,463,784	4,393,109
Univision Communications, Inc.
4.489%, 03/31/2017	4,480,742	3,795,560

		33,809,342
Consumer Staples - 0.31%
Del Monte Corp.
4.500%, 03/08/2018	4,433,888	4,094,695
Pinnacle Foods Finance LLC/Pinnacle
Foods Finance Corp.
2.722%, 04/02/2014	1,210,198	1,147,419
6.000%, 04/02/2014	374,604	372,263
Reynolds Consumer Products
Holdings, Inc.
6.500%, 02/09/2018	2,989,364	2,886,231

		8,500,608
Energy - 0.11%
MEG Energy Corp.
4.000%, 03/18/2018	3,000,000	2,930,250
Financials - 0.04%
HUB International Holdings, Inc.
2.869%, 06/13/2014	44,271	40,729
2.869%, 06/13/2014	196,943	181,188
Nuveen Investments, Inc.
3.319%, 11/13/2014	522,867	479,469
5.819%, 05/13/2017	610,942	566,038

		1,267,424
Health Care - 0.46%
Bausch & Lomb, Inc.
3.489%, 04/24/2015	143,994	138,594
3.590%, 04/24/2015	590,808	568,653
Biomet, Inc.
3.314%, 03/25/2015	734,694	701,764
Capsugel Healthcare, Ltd.
- 08/01/2018 (T)	4,330,000	4,263,699
Community Health Systems, Inc.
3.819%, 01/25/2017	744,361	682,331
HCA, Inc.
3.619%, 05/01/2018	3,578,988	3,356,421
Health Management Associates, Inc.
2.119%, 02/28/2014	719,267	675,887
Warner Chilcott Company LLC
4.250%, 03/15/2018	1,125,771	1,093,124
4.250%, 03/15/2018	562,886	546,562
4.250%, 03/15/2018	773,968	751,523

		12,778,558
Industrials - 0.49%
Avis Budget Car Rental LLC
5.750%, 04/19/2014	194,665	192,105
DAE Aviation Holdings, Inc.
5.260%, 07/31/2014	126,371	117,841
5.260%, 07/31/2014	121,106	112,932
International Lease Finance Corp.
6.750%, 03/17/2015	5,250,000	5,241,248
KAR Auction Services, Inc.
5.000%, 05/19/2017	4,114,688	3,980,960
Pinafore LLC
4.250%, 09/29/2016	3,875,523	3,798,012

		13,443,098

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Information Technology - 0.28%
Fidelity National Information
Services, Inc.
5.250%, 07/18/2016	$4,257,000	$4,243,165
First Data Corp.
2.985%, 09/24/2014	4,139,859	3,619,789

		7,862,954
Materials - 0.27%
Anchor Glass Container Corp.
6.000%, 03/02/2016	2,350,455	2,326,951
Nalco Company
1.989%, 05/13/2016	736,875	728,892
Walter Energy, Inc.
4.000%, 04/02/2018	4,438,875	4,285,734

		7,341,577
Telecommunication Services - 0.09%
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	1,995,000	1,915,200
MetroPCS Wireless, Inc.
4.071%, 11/03/2016	670,494	648,144

		2,563,344

TOTAL TERM LOANS (Cost $92,925,368)		$90,497,155

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.40%

COMMERCIAL & RESIDENTIAL - 6.20%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.475%, 11/25/2035 (P)	527,954	465,663
American Tower Trust, Series 2007-1A,
Class D 5.957%, 04/15/2037 (S)	350,000	374,108
Banc of America Funding Corp.
Series 2005-A 5A1,
0.531%, 02/20/2035 (P)	341,472	275,207
Series BAFC 2005-B 2A1,
2.897%, 04/20/2035 (P)	4,807,282	3,526,458
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	32,172	32,169
Series 2005-3, Class A2,
4.501%, 07/10/2043	268,374	268,094
Series 2007-1, Class AAB,
5.422%, 01/15/2049	5,985,000	6,248,944
Banc of America Mortgage Securities
Series 2004-H, Class 2A2,
2.758%, 09/25/2034 (P)	88,489	78,130
Series 2004-A, Class 2A2,
2.847%, 02/25/2034 (P)	63,322	52,340
Series 2004-D, Class 2A2,
2.882%, 05/25/2034 (P)	37,118	32,747
Series 2005-J, Class 2A1,
3.097%, 11/25/2035 (P)	217,063	163,642
Series 2004-I, Class 3A2,
3.317%, 10/25/2034 (P)	22,059	20,231
Series 2005-J, Class 3A1,
5.233%, 11/25/2035 (P)	2,083,506	1,834,488
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	492,000	523,025
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	288,133	298,390

290

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	$272,000	$277,277
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	4,525,000	4,867,307
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	600,000	626,542
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	49,967	51,996
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	2,981,000	3,273,543
Series 2006-PW12, Class A4,
5.903%, 09/11/2038 (P)	385,000	422,948
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	50,000	52,229
Series 2005-CD1, Class A4,
5.398%, 07/15/2044 (P)	225,000	244,269
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	310,000	323,658
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	1,735,000	1,825,343
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.214%, 12/10/2049 (P)	1,850,000	1,895,584
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
6.008%, 12/10/2049 (P)	8,900,000	9,609,410
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2004-C2, Class A1,
3.819%, 05/15/2036	42,887	43,077
Series 2005-C2, Class A4,
4.832%, 04/15/2037	575,000	606,499
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 12A1,
3.222%, 03/27/2036 (P)(S)	625,449	606,194
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036 (S)	530,287	540,724
DB-UBS Mortgage Trust,
Series 2011-LC3A, Class A2
3.642%, 08/10/2044	5,215,000	5,381,382
Fosse Master Issuer PLC, Series 2011-1A,
Class A2 1.650%, 10/18/2054 (P)(S)	4,055,000	4,042,814
GMAC Commercial Mortgage
Securities, Inc., Series 2001-C2,
Class A2 6.700%, 04/15/2034	4,624	4,618
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	71,817	71,804
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	600,000	604,423
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	80,744	82,651
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	675,000	700,387
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	5,100,000	5,416,710
Holmes Master Issuer PLC,
Series 2011-3A, Class A2
1.948%, 10/21/2054 (P)(S)	3,725,000	3,725,259

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2003-LN1, Class A1,
4.134%, 10/15/2037	$15,133	$15,378
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	382,663	396,505
Series 2006-CB17, Class A1,
5.279%, 12/12/2043	22,138	22,117
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	640,641
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	60,000	64,784
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,727,000	9,368,967
Series 2007-C1, Class A4,
5.716%, 02/15/2051	11,605,000	12,284,798
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	525,000	525,320
Series 2005-C1, Class A4,
4.742%, 02/15/2030	363,000	387,579
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	6,130,960
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,309,361
Series 2007-C2, Class A3,
5.430%, 02/15/2040	1,890,000	1,942,381
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
6.022%, 06/12/2050 (P)	9,300,000	9,867,691
Morgan Stanley Capital I
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	11,553,165
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	13,725,000	14,728,586
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	1,955,625
Series 2007-T27,
5.795%, 06/11/2042 (P)	400,000	403,835
Series 2007-IQ15, Class A4,
6.080%, 06/11/2049 (P)	1,100,000	1,167,110
Series 2008-T29, Class A4,
6.456%, 01/11/2043 (P)	5,222,000	6,044,230
Morgan Stanley Dean Witter Capital I,
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	266,983	270,403
Sequoia Mortgage Trust, Series 2010-H1,
Class A1 3.750%, 02/25/2040 (P)	718,288	710,563
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.602%, 03/15/2025 (P)	8,393	9,759
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	7,040,000	7,575,174
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)	5,370,000	5,782,685
Series 2006-C24,
5.558%, 03/15/2045 (P)	4,468,000	4,924,849
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,720,000	9,258,974
WaMu Mortgage Pass Through
Certificates, Series 2005-AR12,
Class 2A1 4.947%, 09/25/2035 (P)	887,588	772,977
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR2,
Class 2A2 2.737%, 03/25/2035 (P)	196,124	174,067

291

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
Wells Fargo Mortgage
Backed Securities Trust
Series 2003-O, Class 5A1,
4.835%, 01/25/2034 (P)	$140,844	$133,204
Series 2005-AR2, Class 3A1,
4.863%, 03/25/2035 (P)	100,088	91,964
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B
5.174%, 02/15/2044 (P)(S)	1,740,000	1,670,844

		170,674,780

U.S. GOVERNMENT AGENCY - 0.20%
Federal Home Loan Mortgage Corp.
Series 2568, Class KA,
4.250%, 12/15/2021	29,707	29,920
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	8,894	462
Series 2003-41, Class YV,
5.500%, 04/25/2014	95,234	99,877
Series 2005-R003, Class VA,
5.500%, 08/15/2016	287,814	305,450
Series R005, Class AB,
5.500%, 12/15/2018	113,637	116,311
Series R006, Class AK,
5.750%, 12/15/2018	84,061	85,925
Series 2006-3123, Class VB,
6.000%, 09/15/2013	32,341	32,327
Series 2006-R007, Class VA,
6.000%, 09/15/2016	111,232	114,655
Series R013, Class AB,
6.000%, 12/15/2021	30,341	30,975
Series 199, Class PO,
- 08/01/2028	3,696	3,447
Federal National Mortgage Association
Series 2005-46, Class CN,
5.000%, 01/25/2020	46,758	47,451
Series 2002-84, Class VA,
5.500%, 11/25/2013	68,836	71,438
Series 2006-3136, Class PB,
6.000%, 01/15/2030	251,577	252,391
Series 319, Class 2 IO,
6.500%, 02/01/2032	13,440	2,305
Government National
Mortgage Association
Series 2004-43, Class A,
2.822%, 12/16/2019	216,013	216,323
Series 2008-8, Class A,
3.612%, 11/16/2027	554,020	557,927
Series 2010-92, Class PI,
4.500%, 11/20/2037	9,070,416	1,421,725
Series 2011-88, Class EI,
4.500%, 11/20/2039	2,048,258	353,154
Series 2011-41 Class AI,
4.500%, 12/20/2039	11,459,494	1,822,771
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	49,000	53,553
Series 1998-6, Class EA PO,
- 03/16/2028	20,113	18,248

		5,636,635

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $165,180,097)		$176,311,415

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 3.56%
Ally Auto Receivables Trust,
Series 2009-B, Class C
4.060%, 05/16/2016 (S)	$4,027,000	$4,226,437
AmeriCredit
Automobile Receivables Trust
Series 2011-2, Class B,
2.330%, 03/08/2016	3,905,000	3,937,306
Series 2011-1, Class C,
2.850%, 08/08/2016	2,495,000	2,515,937
AmeriCredit
Automobile Receivables Trust
Series 2010-1, Class C,
5.190%, 08/17/2015	1,300,000	1,349,526
Series 2006-RM, Class A3,
5.530%, 01/06/2014	838,667	839,319
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	22,874	21,275
Cabela’s Master Credit Card Trust
Series 2006-3a, Class B,
0.429%, 10/15/2014 (P)(S)	2,340,000	2,338,489
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	4,800,000	4,924,864
CarMax Auto Owner Trust
Series 2010-3, Class A4,
1.410%, 02/16/2016	5,655,000	5,710,329
Series 2010-1, Class B,
3.750%, 12/15/2015	635,000	665,716
Series 2009-2, Class B,
4.650%, 08/17/2015	3,665,000	3,907,425
Series 2010-1, Class C,
4.880%, 08/15/2016	405,000	426,815
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A,
Class A2 4.970%, 08/01/2014	36,089	36,660
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.975%, 10/25/2032 (P)	6,329	5,217
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	50,514	50,108
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	16,954	11,615
Citibank Credit Card Issuance Trust,
Series 2004-B2, Class B2
0.544%, 10/07/2013 (P)	4,450,000	4,449,745
CNH Equipment Trust, Series 2010-B,
Class A4 1.740%, 01/17/2017	6,650,000	6,752,391
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.840%, 01/25/2034 (P)	3,749,108	2,383,301
Ford Credit Auto Owner Trust,
Series 2009-D, Class D
8.140%, 02/15/2016 (S)	1,370,000	1,533,231
Ford Credit Floorplan Master Owner Trust
Series 2011-1, Class A1,
2.120%, 02/15/2016	6,500,000	6,623,435
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	5,145,000	5,590,005
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	4,490,000	4,865,096
GE Equipment Midticket LLC,
Series 2010-1, Class A4
1.470%, 07/14/2015 (S)	12,105,000	12,227,292

292

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
GE Equipment Small Ticket LLC,
Series 2011-1, Class A3
1.450%, 01/21/2018 (S)	$2,985,000	$3,006,219
Huntington Auto Trust
Series 2011-1A B,
1.840%, 01/17/2017 (S)	455,000	454,650
Series 2011-1A C,
2.530%, 03/15/2017 (S)	2,160,000	2,157,409
John Deere Owner Trust, Series 2009-A,
Class A3 2.590%, 10/15/2013	19,991	20,066
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.190%, 02/15/2014 (S)	2,850	2,854
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.295%, 11/25/2036 (P)	8,721	8,639
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	64,640	65,928
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	201,813	209,182
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	9,657	9,979
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.735%, 09/25/2035 (P)	2,927,651	2,656,381
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	1,852,008	1,861,453
Nissan Master Owner Trust Receivables,
Series 2010-AA, Class A
1.379%, 01/15/2015 (P)(S)	3,895,000	3,930,631
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037	3,404,476	2,135,526
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 3.600%, 04/25/2033	14,118	13,503
Smart Trust
Series 2011-2USA, Class A3A,
1.540%, 03/14/2015 (S)	2,240,000	2,245,390
Series 2011-1USA, Class A3A,
1.770%, 10/14/2014 (S)	3,790,000	3,813,062

TOTAL ASSET BACKED SECURITIES (Cost $96,813,979)		$97,982,406

CAPITAL PREFERRED SECURITIES - 0.70%
Financials - 0.70%
BAC Capital Trust VI
5.625%, 03/08/2035	3,098,000	2,218,366
BB&T Capital Trust II
6.750%, 06/07/2036	2,160,000	2,209,036
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	5,565,000	5,597,366
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036	110,000	109,961
PNC Financial Services Group, Inc.
6.750%, (Q)(P)	4,475,000	4,285,842
The Goldman Sachs Capital I
6.345%, 02/15/2034	3,601,000	3,267,562
USB Capital XIII Trust
6.625%, 12/15/2039	1,500,000	1,506,495

		19,194,628

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $19,782,005)		$19,194,628

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 0.06%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	$158,451	$1,585,332

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,585,547)		$1,585,332

SHORT-TERM INVESTMENTS - 0.43%
Money Market Funds - 0.34%
T. Rowe Price Prime Reserve
Fund, 0.1383% (Y)	$9,343,966	$9,343,966
Repurchase Agreement - 0.09%
Repurchase Agreement with State
Street Corp. dated 09/30/2011 at
0.010% to be repurchased at $2,389,212
on 10/03/2011, collateralized by
$2,205,000 Federal Home Loan Bank,
0.250% due 06/29/2012 (valued at
$2,207,756, including interest) and
$230,000 U.S. Treasury Notes, 1.375%
due 05/15/2013 (valued at $234,087,
including interest)	2,389,210	2,389,210

TOTAL SHORT-TERM INVESTMENTS (Cost $11,733,176)		$11,733,176

Total Investments (New Income Trust)
(Cost $2,636,565,535) - 99.07%		$2,728,724,453
Other assets and liabilities, net - 0.93%		25,677,764

TOTAL NET ASSETS - 100.00%		$2,754,402,217

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.41%
Financials - 97.46%
Diversified Financial Services - 0.00%
BGP Holdings PLC (I)	194,291	$0
Real Estate Investment Trusts - 97.46%
Diversified REITs - 6.56%
American Assets Trust, Inc.	148,350	2,662,883
Colonial Properties Trust (L)	154,350	2,802,996
Liberty Property Trust	236,700	6,890,337
PS Business Parks, Inc.	46,750	2,315,995
Vornado Realty Trust	108,450	8,092,539

		22,764,750
Industrial REITs - 5.49%
DuPont Fabros Technology, Inc. (L)	208,550	4,106,350
Prologis, Inc.	617,099	14,964,651

		19,071,001
Office REITs - 13.99%
BioMed Realty Trust, Inc.	45,750	758,078
Boston Properties, Inc.	271,050	24,150,555
Brandywine Realty Trust (L)	234,650	1,879,547
Mack-Cali Realty Corp.	397,150	10,623,763
SL Green Realty Corp. (L)	191,750	11,150,263

		48,562,206
Real Estate Operating Companies - 0.31%
Hudson Pacific Properties, Inc.	91,100	1,059,493
Residential REITs - 19.45%
Associated Estates Realty Corp.	52,400	810,104

293

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Residential REITs (continued)
AvalonBay Communities, Inc. (L)	152,284	$17,367,990
BRE Properties, Inc. (L)	280,550	11,878,487
Camden Property Trust (L)	234,850	12,977,811
Education Realty Trust, Inc. (L)	505,600	4,343,104
Equity Lifestyle Properties, Inc.	102,450	6,423,615
Equity Residential	41,569	2,156,184
Home Properties, Inc.	73,150	4,151,994
Post Properties, Inc. (L)	213,600	7,420,464

		67,529,753
Retail REITs - 26.32%
Alexander’s, Inc.	3,540	1,278,011
DDR Corp.	1,136,950	12,392,755
Federal Realty Investment Trust (L)	125,650	10,354,817
Ramco-Gershenson Properties Trust (L)	212,200	1,740,040
Simon Property Group, Inc. (L)	401,714	44,180,506
Tanger Factory Outlet Centers, Inc. (L)	445,850	11,596,552
Taubman Centers, Inc. (L)	195,000	9,810,450

		91,353,131
Specialized REITs - 25.34%
Chesapeake Lodging Trust	92,750	1,119,493
Entertainment Properties Trust (L)	100,144	3,903,613
Extra Space Storage, Inc. (L)	397,500	7,405,425
HCP, Inc. (L)	653,000	22,894,180
Health Care REIT, Inc. (L)	118,000	5,522,400
Host Hotels & Resorts, Inc. (L)	763,877	8,356,814
LTC Properties, Inc.	194,750	4,931,070
Pebblebrook Hotel Trust	296,250	4,636,313
Public Storage (L)	146,790	16,345,067
Sabra Healthcare REIT, Inc.	24,000	228,960
Senior Housing Properties Trust	378,855	8,160,537
Strategic Hotels & Resorts, Inc. (I)(L)	1,032,450	4,449,860

		87,953,732

		338,294,066

		338,294,066
Health Care - 1.95%
Health Care Providers & Services - 1.95%
Brookdale Senior Living, Inc. (I)(L)	538,800	6,756,552

TOTAL COMMON STOCKS (Cost $337,703,509)		$345,050,618

SECURITIES LENDING COLLATERAL - 27.02%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	9,375,359	93,802,345

TOTAL SECURITIES LENDING
COLLATERAL (Cost $93,798,046)		$93,802,345

SHORT-TERM INVESTMENTS - 0.25%
Repurchase Agreement - 0.25%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $865,001 on 10/03/2011,
collateralized by $885,000 Federal Home
Loan Mortgage Bank, 0.500% due
02/08/2013 (valued at $886,106,
including interest)	$865,000	$865,000

TOTAL SHORT-TERM INVESTMENTS (Cost $865,000)		$865,000

Total Investments (Real Estate Securities Trust)
(Cost $432,366,555) - 126.68%		$439,717,963
Other assets and liabilities, net - (26.68%)		(92,601,751)

TOTAL NET ASSETS - 100.00%		$347,116,212

Real Return Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 87.45%
U.S. Government - 84.68%
Treasury Inflation Protected Securities
0.125%, 04/15/2016		$13,062,259	$13,485,764
0.500%, 04/15/2015		1,459,458	1,517,950
0.625%, 07/15/2021		4,110,146	4,292,213
1.125%, 01/15/2021		413,096	451,243
1.250%, 04/15/2014 to 07/15/2020		3,569,445	3,851,666
1.375%, 01/15/2020		313,413	349,088
1.625%, 01/15/2015 to 01/15/2018		1,398,814	1,513,926
1.750%, 01/15/2028		539,185	624,991
2.000%, 01/15/2014 to 01/15/2026		21,767,780	23,716,233
2.125%, 01/15/2019 (F)		4,629,856	5,395,954
2.125%, 02/15/2041		2,991,698	3,829,843
2.375%, 01/15/2017 to 01/15/2027		12,044,436	14,869,136
2.500%, 07/15/2016 to 01/15/2029		7,565,026	9,272,593
2.625%, 07/15/2017		763,021	898,875
3.375%, 04/15/2032		10,955,979	16,166,917
3.625%, 04/15/2028		1,396,780	2,010,381
3.875%, 04/15/2029		3,854,144	5,799,885

			108,046,658
U.S. Government Agency - 2.19%
Federal Home Loan Mortgage Corp.
0.191%, 03/21/2013 (P)		2,800,000	2,799,306
Small Business Administration - 0.58%
Small Business Administration
5.902%, 02/10/2018		647,336	734,406

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $109,908,690)			$111,580,370

FOREIGN GOVERNMENT
OBLIGATIONS - 6.52%
Australia - 2.17%
Commonwealth of Australia
2.500%, 09/20/2030	AUD	1,700,000	1,843,932
3.000%, 09/20/2025		500,000	586,997
4.000%, 08/20/2020		200,000	344,586

			2,775,515
Canada - 0.08%
Government of Canada
2.750%, 09/01/2016	CAD	100,000	101,546
Italy - 1.77%
Republic of Italy
2.100%, 09/15/2016 to 09/15/2021	EUR	1,956,209	2,258,233

			2,258,233
South Korea - 0.94%
Export-Import Bank of Korea
0.466%, 10/04/2011 (P)(S)		$1,200,000	1,200,000
United Kingdom - 1.56%
Government of United Kingdom
1.875%, 11/22/2022	GBP	342,390	660,591
4.750%, 12/07/2030		700,000	1,327,995

			1,988,586

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,422,278)			$8,323,880

CORPORATE BONDS - 34.50%
Consumer Discretionary - 0.05%
Videotron Ltee
6.875%, 01/15/2014		$61,000	61,000

294

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy - 0.08%
Petroleos Mexicanos
5.500%, 01/21/2021		$100,000	$105,000
Financials - 31.67%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		400,000	423,078
Ally Financial, Inc.
3.478%, 02/11/2014 (P)		500,000	459,511
8.300%, 02/12/2015		500,000	494,375
American International Group, Inc.
0.360%, 10/18/2011 (P)		1,400,000	1,399,994
American International Group, Inc.
(8.625% to 05/22/2018, then 3 month
GBP LIBOR + 4.400%)
05/22/2068	GBP	400,000	520,840
Bank of Montreal
2.850%, 06/09/2015 (S)		$1,000,000	1,055,974
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		200,000	184,500
Citigroup, Inc.
2.286%, 08/13/2013 (P)		1,900,000	1,879,364
7.375%, 06/16/2014	EUR	600,000	850,272
Commonwealth Bank of Australia
0.666%, 07/12/2013 (P)(S)		$5,900,000	5,897,050
0.858%, 06/25/2014 (P)(S)		5,300,000	5,333,258
Danfin Funding, Ltd.
0.950%, 07/16/2013 (P)(S)		500,000	499,813
Dexia Credit Local
0.731%, 03/05/2013 (P)(S)		300,000	299,212
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,070,698
FIH Erhvervsbank A/S
2.000%, 06/12/2013 (S)		100,000	102,280
Ford Motor Credit Company LLC
7.250%, 10/25/2011		1,050,000	1,051,310
7.800%, 06/01/2012		150,000	153,738
General Electric Capital Corp.
0.353%, 09/21/2012 (P)		2,700,000	2,700,564
ICICI Bank, Ltd.
2.058%, 02/24/2014 (P)(S)		200,000	195,749
ING Bank Australia, Ltd.
5.408%, 06/24/2014 (P)	AUD	600,000	586,897
JPMorgan Chase & Company
1.097%, 05/02/2014 (P)		$400,000	393,938
LeasePlan Corp. NV
3.000%, 05/07/2012 (S)		300,000	304,124
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)		900,000	937,739
Macquarie Bank, Ltd.
2.600%, 01/20/2012 (S)		200,000	201,233
Merrill Lynch & Company, Inc.
0.561%, 06/05/2012 (P)		1,100,000	1,057,398
Morgan Stanley
0.546%, 01/09/2014 (P)		800,000	725,242
0.700%, 10/18/2016 (P)		1,300,000	1,012,096
1.840%, 11/29/2013 (P)	EUR	200,000	244,543
1.870%, 03/01/2013 (P)		200,000	253,211
NIBC Bank NV
2.800%, 12/02/2014 (S)		$1,600,000	1,676,958
Nordea Bank AB
1.149%, 01/14/2014 (P)(S)		1,200,000	1,205,635
Royal Bank of Scotland PLC
1.450%, 10/20/2011 (S)		1,500,000	1,500,611
1.624%, 10/15/2012 (P)		300,000	299,999
3.000%, 12/09/2011 (S)		100,000	100,490

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Santander US Debt SA Unipersonal
1.169%, 03/30/2012 (P)(S)		$1,300,000	$1,290,457
SLM Corp.
5.039%, 03/15/2012 (P)		1,027,000	1,021,803
The Goldman Sachs Group, Inc.
0.805%, 03/22/2016 (P)		2,100,000	1,800,945
Vita Capital III, Ltd.
1.492%, 01/01/2012 (P)(S)		600,000	597,840
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		400,000	427,273
Westpac Securities NZ, Ltd.
2.500%, 05/25/2012 (S)		200,000	202,311

			40,412,323
Industrials - 0.84%
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		100,000	100,000
6.625%, 11/15/2013		800,000	776,000
6.750%, 09/01/2016 (S)		100,000	100,250
7.125%, 09/01/2018 (S)		100,000	100,375

			1,076,625
Materials - 0.84%
Rexam PLC
6.750%, 06/01/2013 (S)		1,000,000	1,070,285
Telecommunication Services - 1.02%
TDC A/S
3.500%, 02/23/2015	EUR	600,000	818,898
Telefonica Emisiones SAU
0.594%, 02/04/2013 (P)		$500,000	480,841

			1,299,739

TOTAL CORPORATE BONDS (Cost $43,221,509)			$44,024,972

MUNICIPAL BONDS - 0.24%
North Carolina - 0.24%
North Carolina State Education Assistance
Authority, Series 2011-2, Class A1
0.785%, 10/26/2020		300,000	299,376

TOTAL MUNICIPAL BONDS (Cost $299,435)			$299,376

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.20%
Commercial & Residential - 7.96%
Arran Residential Mortgages
Funding PLC, Series 2011-1A,
Class A2B 2.985%, 11/19/2047 (S)	EUR	1,700,000	2,265,044
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.691%, 06/24/2050 (P)(S)		$250,000	271,229
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
5.923%, 03/26/2037 (P)(S)		100,000	75,800
Series 2011-RR5, Class 5A1,
6.385%, 08/26/2037 (S)		400,000	393,600
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.604%, 05/25/2033 (P)		174,548	164,290
Series 2005-1, Class 2,
2.742%, 03/25/2035 (P)		61,453	48,384
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
2.100%, 08/25/2035 (P)		83,427	74,582

295

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A1
3.156%, 07/10/2046 (S)		$98,240	$99,149
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.405%, 05/25/2047 (P)		628,136	386,881
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2003-HYB3,
Class 7A1 2.761%, 11/19/2033 (P)		58,112	54,423
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		100,000	107,881
Fosse Master Issuer PLC, Series 2011-1A,
Class A2 1.650%, 10/18/2054 (P)(S)		500,000	498,497
Granite Mortgages PLC, Series 2004-3,
Class 3A2 1.305%, 09/20/2044 (P)	GBP	195,528	289,967
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.455%, 06/25/2045 (P)		$407,730	254,020
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A2,
1.317%, 03/06/2020 (P)(S)		250,000	248,290
Series 2010-C1, Class A2,
4.592%, 08/10/2043 (S)		600,000	622,636
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
2.996%, 01/25/2035 (P)		41,415	34,949
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.955%, 10/15/2054 (S)(P)	EUR	700,000	931,603
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.067%, 11/25/2035 (P)		$128,961	101,839
JP Morgan Mortgage Trust
Series 2005-A6, Class 2A1,
2.789%, 08/25/2035 (P)		98,359	82,070
Series 2007-A1, Class 1A1,
2.806%, 07/25/2035 (P)		122,367	109,206
Mastr Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.427%, 12/25/2033 (P)		203,292	175,485
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-3, Class 5A
0.485%, 11/25/2035 (P)		474,759	354,884
NCUA Guaranteed Notes
Series 2010-R1, Class 1A,
0.674%, 10/07/2020 (P)		256,734	257,135
Series 2010-R3, Class 2A,
0.784%, 12/08/2020 (P)		279,894	281,621
RBSCF Trust, Series 2010-RR4,
Class CMLA 6.214%, 12/16/2049 (P)(S)		100,000	110,527
Securitized Asset Sales, Inc.,
Series 1993-6, Class A5
2.805%, 11/26/2023 (P)		4,073	3,771
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.431%, 07/20/2036 (P)		110,812	86,013
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.652%, 01/25/2035 (P)		140,339	84,434
Series 2004-1, Class 4A2,
2.488%, 02/25/2034 (P)		253,822	226,255
Series 2004-18, Class 5A,
5.500%, 12/25/2034 (P)		327,588	292,775

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.890%, 10/19/2034 (P)		$175,600	$144,126
Structured Asset Securities Corp.,
Series 2006-NC1, Class A6
0.285%, 05/25/2036 (P)		408	406
Vornado DP LLC, Series 2010-VNO,
Class A2FX 4.004%, 09/13/2028 (S)		600,000	602,531
Wachovia Bank Commercial
Mortgage Trust, Series 2004-C14,
Class A4 5.088%, 08/15/2041 (P)		100,000	106,141
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.495%, 11/25/2045 (P)		193,576	149,369
Series 2006-AR17, Class 1A1A,
1.052%, 12/25/2046 (P)		170,477	111,510
Series 2002-AR17, Class 1A,
1.442%, 11/25/2042 (P)		31,839	26,003
Series 2005-AR10, Class 3A1,
5.542%, 08/25/2035 (P)		35,497	30,029
U.S. Government Agency - 1.24%
Federal Home Loan Mortgage Corp.
Series 2638, Class FA,
0.629%, 11/15/2016 (P)		10,533	10,534
Series 3172, Class FK,
0.679%, 08/15/2033 (P)		536,824	536,266
Series T-62, Class 1A1,
1.451%, 10/25/2044 (P)		717,247	690,373
Federal National Mortgage Association
Series 2006-118, Class A2,
0.288%, 12/25/2036 (P)		118,422	114,798
Series 2004-63, Class FA,
0.385%, 08/25/2034 (P)		139,222	133,764
Series 2003-W8, Class 3F2,
0.585%, 05/25/2042 (P)		97,707	97,019

			1,582,754

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $12,578,144)			$11,740,109

ASSET BACKED SECURITIES - 4.42%
Aquilae CLO PLC, Series 2006-1X,
Class A 2.057%, 01/17/2023 (P)	EUR	189,299	238,099
Bear Stearns Asset Backed Securities, Inc.
Series 2006-HE9, Class 1A1,
0.285%, 11/25/2036 (P)		$5,672	5,455
Series 2006-AQ1, Class 2A1,
0.315%, 10/25/2036 (P)		105,352	101,499
Citibank Omni Master Trust
Series 2009-A8, Class A8,
2.329%, 05/16/2016 (P)(S)		600,000	605,107
Series 2009-A14A, Class A14,
2.979%, 08/15/2018 (P)(S)		400,000	418,513
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.535%, 04/25/2034 (P)		86,082	61,189
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1
0.381%, 03/20/2036 (P)		128,726	118,198
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.285%, 10/25/2036 (P)		7,453	5,039

296

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Illinois Student Assistance Commission,
Series 2010-1, Class A1
0.733%, 04/25/2017 (P)		$190,396	$189,861
Landmark CDO, Ltd., Series 2005-1A,
Class A1L 0.626%, 06/01/2017 (P)(S)		269,348	259,403
LCM LP, Series 5A, Class A1
0.583%, 03/21/2019 (P)(S)		500,000	467,653
Magnolia Funding, Ltd., Series 2010-1A,
Class A 1.835%, 04/11/2021 (P)(S)	EUR	464,742	575,288
Nelnet Student Loan Trust, Series 2008-4,
Class A2 0.953%, 07/25/2018 (P)		$78,747	78,963
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.495%, 09/25/2035 (P)		30,826	26,718
Penta CLO SA, Series 2007-1X, Class A1
1.934%, 06/04/2024 (P)	EUR	193,661	224,431
SLM Student Loan Trust
Series 2010-C, Class A1,
1.879%, 12/15/2017 (P)(S)		$131,397	131,823
Series 2009-CT, Class 1A,
2.350%, 04/15/2039 (P)(S)		316,917	320,086
Series 2009-C, Class A,
4.500%, 11/16/2043 (P)(S)		469,582	448,836
Symphony CLO, Ltd., Series 2007-3A,
Class A1A 0.526%, 05/15/2019 (P)(S)		500,000	460,564
Venture CDO, Ltd., Series 2006-7A,
Class A1A 0.481%, 01/20/2022 (P)(S)		700,000	630,580
Wood Street CLO BV, Series II-A,
Class A1 1.988%, 03/29/2021 (P)(S)	EUR	214,111	269,307

TOTAL ASSET BACKED SECURITIES (Cost $5,725,604)			$5,636,612

PREFERRED SECURITIES - 0.49%
Financials - 0.49%
Wells Fargo & Company, Series L, 7.500%		$600	$619,836

TOTAL PREFERRED SECURITIES (Cost $600,000)			$619,836

OPTIONS PURCHASED - 0.00%
Put - 0.00%
Over the Counter USD Purchased Options
on Interest Rate Swaption (Expiration
Date: 11/19/2012; Strike Price : $2.00;
Counterparty: Goldman Sachs Capital
Markets LP) (I)		2,000,000	976

TOTAL OPTIONS PURCHASED (Cost $4,850)			$976

SHORT-TERM INVESTMENTS - 9.97%
Repurchase Agreement - 4.28%
Bank of America Tri-Party Repurchase
Agreement dated 09/30/2011 at 0.090%
to be repurchased at $4,900,037 on
10/03/2011, collateralized by $5,021,000
U.S. Treasury Notes, 1.375% due
09/30/2018 (valued at $5,011,586,
including interest)		4,900,000	4,900,000
Repurchase Agreement with State
Street Corp. dated 09/30/2011 at
0.010% to be repurchased at $561,000
on 10/03/2011, collateralized by
$575,000 Federal Home Loan Bank,
0.200% due 09/14/2012 (valued at
$575,000, including interest)		561,000	561,000

			5,461,000

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT - 5.69%
Japan Treasury Discount Bill, 0.000%,
10/31/2011 *	$560,000,000	$7,259,900

TOTAL SHORT-TERM INVESTMENTS (Cost $12,643,140)		$12,720,900

Total Investments (Real Return Bond Trust)
(Cost $193,403,650) - 152.79%		$194,947,031
Other assets and liabilities, net - (52.79%)		(67,354,974)

TOTAL NET ASSETS - 100.00%		$127,592,057

Science & Technology Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.32%
Consumer Discretionary - 5.47%
Automobiles - 0.20%
Tesla Motors, Inc. (I)(L)	28,026	$683,554
Hotels, Restaurants & Leisure - 0.50%
Ctrip.com International, Ltd., ADR (I)(L)	54,115	1,740,338
Internet & Catalog Retail - 4.04%
Amazon.com, Inc. (I)(L)	41,745	9,026,521
Liberty Media Corp. - Interactive, Series A (I)	170,000	2,510,900
priceline.com, Inc. (I)(L)	5,690	2,557,427

		14,094,848
Media - 0.73%
Time Warner, Inc. (L)	85,466	2,561,416

		19,080,156
Health Care - 1.36%
Biotechnology - 0.57%
Amgen, Inc.	36,100	1,983,695
Health Care Equipment & Supplies - 0.79%
Medtronic, Inc.	52,800	1,755,072
Stryker Corp.	21,600	1,018,008

		2,773,080

		4,756,775
Industrials - 0.42%
Aerospace & Defense - 0.42%
Taser International, Inc. (I)(L)	343,200	1,479,192
Information Technology - 86.11%
Communications Equipment - 9.64%
Acme Packet, Inc. (I)	49,915	2,125,880
ADTRAN, Inc.	147,630	3,906,290
Aruba Networks, Inc. (I)(L)	169,825	3,551,041
BigBand Networks, Inc. (I)	46,100	59,008
Ciena Corp. (I)(L)	118,300	1,324,960
Cisco Systems, Inc.	585,405	9,067,923
Ixia (I)(L)	68,600	526,162
JDS Uniphase Corp. (I)(L)	245,200	2,444,644
Juniper Networks, Inc. (I)	206,452	3,563,362
QUALCOMM, Inc.	103,620	5,039,041
Telefonaktiebolaget LM Ericsson, ADR	177,815	1,698,133
Telefonaktiebolaget LM Ericsson, B Shares	35,250	337,752

		33,644,196
Computers & Peripherals - 17.80%
Apple, Inc. (I)	91,750	34,973,265
Catcher Technology Company, Ltd.	437,000	2,506,606
Dell, Inc. (I)	382,700	5,415,205

297

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
EMC Corp. (I)	148,175	$3,110,193
Hewlett-Packard Company	183,915	4,128,892
NetApp, Inc. (I)(L)	123,690	4,198,039
SanDisk Corp. (I)	94,355	3,807,224
Seagate Technology PLC	100,100	1,029,028
Synaptics, Inc. (I)(L)	123,700	2,956,430

		62,124,882
Electronic Equipment, Instruments & Components - 3.08%
Amphenol Corp., Class A	50,460	2,057,254
Corning, Inc.	86,100	1,064,196
Hitachi, Ltd.	943,000	4,690,225
TPK Holding Company, Ltd. (I)	134,400	2,491,847
Trimble Navigation, Ltd. (I)	12,900	432,795

		10,736,317
Internet Software & Services - 11.31%
Akamai Technologies, Inc. (I)	105,000	2,087,400
Baidu, Inc., ADR (I)	72,400	7,740,284
Bitauto Holdings, Ltd., ADR (I)	14,600	89,060
Equinix, Inc. (I)	32,700	2,904,741
Facebook, Inc., Class A (I)(R)	14,734	458,921
Facebook, Inc., Class B (I)(R)	38,296	1,192,809
Google, Inc., Class A (I)	32,980	16,964,252
Netease.com, Inc., ADR (I)	62,865	2,398,928
Phoenix New Media, Ltd., ADR (I)(L)	85,387	484,998
RealNetworks, Inc.	139,900	1,179,357
Renren, Inc., ADR (I)(L)	745	3,800
SINA Corp. (I)(L)	55,705	3,989,035
Youku.com, Inc., Class A (I)	10	9

		39,493,594
IT Services - 3.57%
Cognizant Technology
Solutions Corp., Class A (I)	58,310	3,656,037
Genpact, Ltd. (I)	73,164	1,052,830
International Business Machines Corp.	10,950	1,916,578
MasterCard, Inc., Class A	8,760	2,778,322
Visa, Inc., Class A	35,490	3,042,203

		12,445,970
Semiconductors & Semiconductor Equipment - 15.89%
Advanced Micro Devices, Inc. (I)(L)	240,400	1,221,232
Analog Devices, Inc.	95,455	2,982,969
Applied Materials, Inc.	233,500	2,416,725
Atmel Corp. (I)	524,470	4,232,473
Avago Technologies, Ltd.	19,950	653,762
Broadcom Corp., Class A (I)	56,200	1,870,898
Cirrus Logic, Inc. (I)(L)	12,060	177,764
Cree, Inc. (I)(L)	45,700	1,187,286
Cypress Semiconductor Corp. (I)	68,290	1,022,301
First Solar, Inc. (I)(L)	47,000	2,970,870
Intel Corp.	244,045	5,205,480
Intersil Corp., Class A	108,600	1,117,494
Lam Research Corp. (I)	119,300	4,531,014
Marvell Technology Group, Ltd. (I)	369,400	5,367,382
MEMC Electronic Materials, Inc. (I)(L)	167,000	875,080
Micron Technology, Inc. (I)(L)	594,100	2,994,264
NVIDIA Corp. (I)	250,100	3,126,250
ON Semiconductor Corp. (I)	739,620	5,303,075
Skyworks Solutions, Inc. (I)	88,425	1,586,345
Spansion, Inc., Class A (I)	52,205	637,945
Texas Instruments, Inc.	70,821	1,887,380
Tokyo Electron, Ltd.	50,000	2,264,946
TriQuint Semiconductor, Inc. (I)(L)	364,500	1,829,790

		55,462,725

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 24.82%
Adobe Systems, Inc. (I)	146,900	$3,550,573
Autodesk, Inc. (I)	198,177	5,505,357
BMC Software, Inc. (I)	34,500	1,330,320
CA, Inc.	190,900	3,705,369
CommVault Systems, Inc. (I)	39,200	1,452,752
Electronic Arts, Inc. (I)	48,486	991,539
Intuit, Inc. (I)	128,737	6,107,283
Microsoft Corp.	1,080,375	26,890,534
Nintendo Company, Ltd.	61,000	8,885,152
Oracle Corp.	294,190	8,455,021
RealD, Inc. (I)(L)	180,100	1,683,935
Red Hat, Inc. (I)	42,100	1,779,146
Rovi Corp. (I)	58,714	2,523,528
Salesforce.com, Inc. (I)(L)	44,300	5,062,604
TIBCO Software, Inc. (I)	252,925	5,662,991
UBISOFT Entertainment SA (I)	178,511	962,773
VMware, Inc., Class A (I)(L)	26,020	2,091,488

		86,640,365

		300,548,049
Materials - 0.96%
Chemicals - 0.96%
Monsanto Company	34,556	2,074,742
STR Holdings, Inc. (I)(L)	157,900	1,280,569

		3,355,311

		3,355,311

TOTAL COMMON STOCKS (Cost $362,048,640)		$329,219,483

PREFERRED SECURITIES - 1.01%
Information Technology - 1.01%
Internet Software & Services - 1.01%
Angie’s List, Inc. (R)	$9,752	$689,829
Coupon.com, Inc. (R)	85,758	471,099
Silver Spring Networks, Series E (R)	38,600	347,400
Twitter, Inc., Series E (R)	125,031	2,012,199

		3,520,527

		3,520,527

TOTAL PREFERRED SECURITIES (Cost $1,879,977)		$3,520,527

SECURITIES LENDING COLLATERAL - 11.25%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	3,926,432	39,284,740

TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,283,513)		$39,284,740

SHORT-TERM INVESTMENTS - 4.89%
Money Market Funds - 1.31%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$427,283	$427,283
T.Rowe Price Prime Reserve
Fund, 0.1383% (Y)	4,142,031	4,142,031

		4,569,314

298

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 3.58%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $12,502,010 on 10/03/2011,
collateralized by $12,385,000 U.S. Treasury
Notes, 1.500% due 12/31/2013 (valued at
$12,756,550 including interest)	$12,502,000	$12,502,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,071,314)		$17,071,314

Total Investments (Science & Technology Trust)
(Cost $420,283,444) - 111.47%		$389,096,064
Other assets and liabilities, net - (11.47%)		(40,043,012)

TOTAL NET ASSETS - 100.00%		$349,053,052

Short Term Government Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 91.91%
U.S. Government - 17.62%
U.S. Treasury Notes
0.750%, 08/15/2013 (L)	$7,400,000	$7,465,327
1.000%, 08/31/2016 (L)	5,840,000	5,858,688
1.125%, 12/15/2012	1,394,700	1,410,173
1.250%, 09/30/2015 (L)	8,010,000	8,193,357
1.375%, 11/30/2015	5,410,000	5,553,700
1.500%, 12/31/2013	24,285,000	24,933,871
1.750%, 03/31/2014	3,225,000	3,335,859
2.000%, 04/30/2016	5,275,000	5,551,938
2.125%, 05/31/2015	22,370,000	23,616,009
2.500%, 04/30/2015	11,425,000	12,207,795

		98,126,717
U.S. Government Agency - 74.29%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	6,464,000	6,576,002
2.125%, 09/15/2015	16,420,000	17,161,724
2.375%, 07/22/2015	20,010,000	21,012,021
3.150%, 06/05/2014	10,500,000	11,155,011
3.250%, 08/11/2014	3,195,000	3,404,985
5.125%, 04/19/2017	6,490,000	7,585,324
Federal Farm Credit Bank
1.150%, 09/14/2015 (S)	8,455,000	8,459,904
1.370%, 12/15/2014	20,270,000	20,302,148
1.625%, 11/19/2014	8,175,000	8,410,056
2.625%, 04/17/2014	7,910,000	8,321,344
Federal Home Loan Bank
1.125%, 09/15/2015	16,895,000	16,918,805
1.375%, 01/13/2015 to 03/07/2016	18,290,000	18,238,133
1.480%, 03/21/2016	7,650,000	7,620,532
1.550%, 08/24/2016	16,120,000	16,043,027
Federal Home Loan Mortgage Corp.
1.125%, 08/08/2014	16,000,000	16,031,200
1.250%, 12/29/2014	13,442,000	13,506,038
2.667%, 11/01/2033 (P)	55,899	58,994
3.766%, 01/01/2037 (P)	500,526	528,420
4.271%, 09/01/2039 (P)	681,005	714,452
4.500%, 08/01/2024 to 11/01/2024	6,999,823	7,431,449
5.500%, 11/01/2035	989,598	1,075,289
5.560%, 05/01/2037 (P)	480,571	507,976
6.000%, 11/01/2028 to 12/01/2028	340,228	374,116

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.500%, 11/01/2037	$210,986	$233,231
7.000%, 04/01/2018 to 06/01/2032	468,705	530,896
9.000%, 10/01/2017	8,174	9,076
9.500%, 08/01/2020	34,741	40,615
12.000%, 07/01/2020	3,275	3,618
Federal National Mortgage Association
0.850%, 09/12/2014	8,455,000	8,427,268
1.500%, 04/18/2014	17,575,000	17,680,907
2.250%, 01/01/2033 (P)	26,873	27,998
2.338%, 09/01/2033 (P)	206,324	216,488
2.765%, 12/01/2036 (P)	62,150	65,755
3.192%, 10/01/2040 (P)	9,631,982	9,944,126
3.550%, 07/01/2039 (P)	50,906	53,030
4.202%, 08/01/2039 (P)	2,158,513	2,266,883
4.279%, 05/01/2034 (P)	150,173	158,055
4.500%, 06/01/2023 to 03/01/2026	11,789,707	12,560,686
4.949%, 04/01/2048 (P)	22,507	24,305
5.000%, 04/01/2019 to 03/01/2025	2,720,348	2,927,398
5.500%, 04/01/2018 to 08/01/2040	10,465,696	11,396,354
6.000%, 10/01/2036 to 05/01/2037	9,364,727	10,319,842
6.500%, 02/01/2026 to 01/01/2039	25,911,207	28,614,162
7.000%, 07/01/2022 to 07/01/2034	1,116,227	1,264,777
7.500%, 09/01/2029 to 07/01/2034	289,107	331,657
8.000%, 07/01/2014 to 03/01/2033	498,422	567,999
8.500%, 08/01/2019	106,239	121,210
9.000%, 05/01/2021	2,927	3,095
11.500%, 09/15/2013 to 09/01/2019	14,815	15,920
12.000%, 01/01/2013 to 04/20/2016	41,696	46,430
12.500%, 09/20/2015	6,747	7,567
13.500%, 11/15/2014	2,144	2,190
Government National Mortgage Association
3.500%, 10/20/2039 to 07/20/2041 (P)	23,779,772	24,997,258
3.750%, 10/20/2039 (P)	1,847,029	1,954,353
4.000%, 08/20/2039 to 12/20/2039 (P)	8,506,324	9,000,679
5.000%, 03/20/2040	245,220	269,452
6.000%, 09/15/2038 to 01/20/2039	1,293,504	1,442,254
6.500%, 02/15/2034 to 09/15/2034	585,978	659,664
7.500%, 02/15/2022 to 12/15/2027	236,102	269,936
8.000%, 12/15/2025	113,298	127,960
8.500%, 11/15/2015 to 06/15/2025	268,121	306,336
Tennessee Valley Authority
4.375%, 06/15/2015	20,195,000	22,714,056
4.750%, 08/01/2013	6,925,000	7,459,735
6.000%, 03/15/2013	6,365,000	6,870,184
6.790%, 05/23/2012	17,729,000	18,467,005

		413,837,360

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $501,890,530)		$511,964,077

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.58%
U.S. Government Agency - 7.58%
Federal Home Loan Mortgage Corp.
1.300%, 03/01/2016	7,740,000	7,742,268
Series 2525, Class AM,
4.500%, 04/15/2032	692,679	749,752
Series 3499, Class PA,
4.500%, 08/15/2036	1,567,272	1,660,022
Federal National Mortgage Association
Series 2003-W14, Class 2A,
3.881%, 01/25/2043 (P)	1,066,590	1,142,418

299

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2010-53, Class MA,
4.500%, 09/25/2037	$4,013,627	$4,240,460
Government National Mortgage Association
3.000%, 07/20/2041 (P)	15,037,301	15,674,822
Series 2010-88, Class BA,
4.500%, 01/20/2036	9,066,208	9,537,337
Series 2010-91, Class GA,
4.500%, 09/20/2036	1,377,161	1,474,029

		42,221,108

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $42,201,179)		$42,221,108

PREFERRED SECURITIES - 0.02%
Financials - 0.02%
Federal Home Loan Mortgage Corp., Series Z
(8.375% to 12/31/2012, then higher of
3 month LIBOR + 4.160% or 7.875%) (I)	39,750	79,500
Federal National Mortgage Association,
Series S (8.250% to 12/31/2015, then the
higher of 3 month LIBOR + 4.230
or 7.750%) (I)	28,575	54,293

		133,793

TOTAL PREFERRED SECURITIES (Cost $1,708,125)		$133,793

SECURITIES LENDING COLLATERAL - 0.93%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	517,286	5,175,546

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,175,694)		$5,175,546

SHORT-TERM INVESTMENTS - 0.03%

REPURCHASE AGREEMENT - 0.03%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $141,000 on 10/03/2011,
collateralized by $141,000 Freddie Mac,
0.780% due 09/08/2014 (valued at
$145,084, including interest)	141,000	141,000

TOTAL SHORT-TERM INVESTMENTS (Cost $141,000)		$141,000

Total Investments (Short Term Government Income Trust)
(Cost $551,116,528) - 100.47%		$559,635,524
Other assets and liabilities, net - (0.47%)		(2,597,669)

TOTAL NET ASSETS - 100.00%		$557,037,855

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.55%
Consumer Discretionary - 19.52%
Diversified Consumer Services - 2.32%
Estacio Participacoes SA	193,290	$1,696,203
Weight Watchers International, Inc.	117,230	6,828,648

		8,524,851

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.94%
AFC Enterprises, Inc. (I)	108,251	$1,280,609
Domino’s Pizza UK & IRL PLC	625,391	4,311,023
Texas Roadhouse, Inc., Class A (L)	114,560	1,514,483
The Cheesecake Factory, Inc. (I)(L)	149,892	3,694,838

		10,800,953
Household Durables - 0.74%
Tempur-Pedic International, Inc. (I)	51,808	2,725,619
Internet & Catalog Retail - 1.38%
Shutterfly, Inc. (I)	123,296	5,077,329
Leisure Equipment & Products - 0.92%
Brunswick Corp.	239,652	3,364,714
Media - 1.29%
AMC Networks, Inc. (I)	59,900	1,913,805
Cinemark Holdings, Inc. (L)	148,880	2,810,854

		4,724,659
Specialty Retail - 6.05%
Dufry Group AG (I)	27,686	2,414,810
Express, Inc.	264,840	5,373,604
GNC Holdings, Inc., Class A (I)(L)	166,800	3,356,016
Lumber Liquidators Holdings, Inc. (I)(L)	171,242	2,585,754
Rue21, Inc. (I)(L)	106,099	2,407,386
The Children’s Place Retail Stores, Inc. (I)(L)	41,900	1,949,607
Ulta Salon Cosmetics & Fragrance, Inc. (I)	65,790	4,094,112

		22,181,289
Textiles, Apparel & Luxury Goods - 3.88%
Columbia Sportswear Company (L)	55,660	2,582,624
Deckers Outdoor Corp. (I)	37,410	3,488,857
Hanesbrands, Inc. (I)	263,392	6,587,434
Steven Madden, Ltd. (I)	51,870	1,561,287

		14,220,202

		71,619,616
Consumer Staples - 5.02%
Food & Staples Retailing - 0.70%
The Fresh Market, Inc. (I)(L)	67,440	2,573,510
Food Products - 4.32%
Diamond Foods, Inc. (L)	35,256	2,813,076
Green Mountain Coffee Roasters, Inc. (I)	140,250	13,034,835

		15,847,911

		18,421,421
Energy - 7.08%
Energy Equipment & Services - 4.84%
Atwood Oceanics, Inc. (I)(L)	110,370	3,792,313
Gulfmark Offshore, Inc., Class A (I)	137,395	4,992,934
Hornbeck Offshore Services, Inc. (I)(L)	129,730	3,231,574
ION Geophysical Corp. (I)(L)	429,686	2,032,415
Tidewater, Inc. (L)	88,600	3,725,630

		17,774,866
Oil, Gas & Consumable Fuels - 2.24%
Carrizo Oil & Gas, Inc. (I)	111,860	2,410,583
James River Coal Company (I)(L)	247,012	1,573,466
Rosetta Resources, Inc. (I)	123,410	4,223,090

		8,207,139

		25,982,005
Financials - 2.79%
Capital Markets - 0.68%
Knight Capital Group, Inc., Class A (I)	206,140	2,506,662

300

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 1.13%
Signature Bank (I)	86,440	$4,125,781
Consumer Finance - 0.13%
Netspend Holdings, Inc. (I)	91,300	469,282
Diversified Financial Services - 0.85%
Justice Holdings, Ltd. (I)	212,905	3,121,161

		10,222,886
Health Care - 19.49%
Biotechnology - 4.05%
Ardea Biosciences, Inc. (I)(L)	82,698	1,291,743
Exelixis, Inc. (I)(L)	230,000	1,255,800
Immunogen, Inc. (I)	137,400	1,505,904
Incyte Corp. (I)(L)	170,550	2,382,584
Ironwood Pharmaceuticals, Inc. (I)	210,630	2,274,804
Onyx Pharmaceuticals, Inc. (I)	81,800	2,454,818
Seattle Genetics, Inc. (I)(L)	193,090	3,680,295

		14,845,948
Health Care Equipment & Supplies - 6.81%
Gen-Probe, Inc. (I)	125,930	7,209,493
HeartWare International, Inc. (I)(L)	43,755	2,818,260
Insulet Corp. (I)(L)	132,060	2,015,236
NuVasive, Inc. (I)(L)	113,130	1,931,129
Orthofix International NV (I)	74,200	2,560,642
Tornier BV (I)(L)	153,510	3,145,420
Volcano Corp. (I)	110,840	3,284,189
Zoll Medical Corp. (I)(L)	53,720	2,027,393

		24,991,762
Health Care Providers & Services - 2.58%
Catalyst Health Solutions, Inc. (I)	96,160	5,547,470
WellCare Health Plans, Inc. (I)	102,870	3,907,003

		9,454,473
Health Care Technology - 2.35%
Allscripts Healthcare Solutions, Inc. (I)	155,920	2,809,678
SXC Health Solutions Corp. (I)	104,660	5,829,562

		8,639,240
Life Sciences Tools & Services - 2.89%
Parexel International Corp. (I)(L)	185,261	3,506,991
Pharmaceutical Product Development, Inc.	195,940	5,027,820
WuXi PharmaTech Cayman, Inc., ADR (I)	179,400	2,088,216

		10,623,027
Pharmaceuticals - 0.81%
Salix Pharmaceuticals, Ltd. (I)	100,410	2,972,136

		71,526,586
Industrials - 17.86%
Aerospace & Defense - 2.85%
DigitalGlobe, Inc. (I)	253,123	4,918,180
Moog, Inc., Class A (I)	87,820	2,864,688
Teledyne Technologies, Inc. (I)	54,440	2,659,938

		10,442,806
Airlines - 1.40%
Copa Holdings SA, Class A	83,650	5,125,236
Building Products - 0.57%
Trex Company, Inc. (I)(L)	129,315	2,072,919
Commercial Services & Supplies - 4.97%
Corrections Corp. of America (I)	326,971	7,418,972
Interface, Inc., Class A	185,682	2,202,189
Sykes Enterprises, Inc. (I)	234,715	3,508,989

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
The Geo Group, Inc. (I)	275,510	$5,113,466

		18,243,616
Construction & Engineering - 0.50%
Aecom Technology Corp. (I)	104,350	1,843,865
Machinery - 0.56%
Meritor, Inc. (I)(L)	293,090	2,069,215
Professional Services - 2.45%
The Advisory Board Company (I)	139,410	8,996,127
Road & Rail - 2.86%
J.B. Hunt Transport Services, Inc.	137,320	4,959,998
Localiza Rent a Car SA	151,500	2,006,302
Old Dominion Freight Line, Inc. (I)	121,250	3,512,613

		10,478,913
Trading Companies & Distributors - 1.70%
Beacon Roofing Supply, Inc. (I)	135,221	2,162,184
United Rentals, Inc. (I)(L)	242,550	4,084,542

		6,246,726

		65,519,423
Information Technology - 25.13%
Communications Equipment - 4.53%
Acme Packet, Inc. (I)	89,180	3,798,176
Aruba Networks, Inc. (I)(L)	255,555	5,343,655
Finisar Corp. (I)(L)	119,950	2,103,923
Ixia (I)	252,340	1,935,448
Polycom, Inc. (I)	187,990	3,453,376

		16,634,578
Electronic Equipment, Instruments & Components - 2.11%
Jabil Circuit, Inc.	352,090	6,263,681
Universal Display Corp. (I)(L)	30,730	1,473,196

		7,736,877
Internet Software & Services - 3.66%
Ancestry.com, Inc. (I)(L)	17,856	419,616
Dice Holdings, Inc. (I)	281,190	2,198,906
IAC/InterActiveCorp (I)	157,080	6,212,514
Liquidity Services, Inc. (I)	41,877	1,342,995
LivePerson, Inc. (I)	260,311	2,590,094
Velti PLC (I)	99,203	655,732

		13,419,857
IT Services - 3.77%
Forrester Research, Inc.	143,730	4,672,662
Sapient Corp. (L)	529,680	5,370,955
Syntel, Inc.	87,840	3,793,810

		13,837,427
Semiconductors & Semiconductor Equipment - 3.98%
Applied Micro Circuits Corp. (I)	420,920	2,260,340
Cavium Inc. (I)(L)	90,630	2,447,916
Cypress Semiconductor Corp. (I)	147,370	2,206,129
Lattice Semiconductor Corp. (I)	219,952	1,154,748
Mindspeed Technologies, Inc. (I)(L)	255,930	1,330,836
Skyworks Solutions, Inc. (I)	289,730	5,197,756

		14,597,725
Software - 7.08%
Ariba, Inc. (I)	137,880	3,820,655
BroadSoft, Inc. (I)(L)	131,970	4,005,290
Cadence Design Systems, Inc. (I)	798,760	7,380,544
Concur Technologies, Inc. (I)(L)	84,160	3,132,435
MICROS Systems, Inc. (I)	6,400	281,024
MicroStrategy, Inc., Class A (I)	33,860	3,862,410

301

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
QLIK Technologies, Inc. (I)	103,930	$2,251,124
RealPage, Inc. (I)	62,140	1,270,763

		26,004,245

		92,230,709
Materials - 1.66%
Chemicals - 0.81%
Methanex Corp.	142,980	2,979,703
Metals & Mining - 0.85%
Detour Gold Corp. (I)	119,310	3,108,277

		6,087,980

TOTAL COMMON STOCKS (Cost $392,607,743)		$361,610,626

SECURITIES LENDING COLLATERAL - 16.61%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	6,092,813	60,959,817

TOTAL SECURITIES LENDING
COLLATERAL (Cost $60,965,087)		$60,959,817

SHORT-TERM INVESTMENTS - 0.96%
Repurchase Agreement - 0.96%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2011 at 0.050% to
be repurchased at $3,500,015 on
10/03/2011, collateralized by $3.557,049
Government National Mortgage Association,
5.000% due 04/15/2040 (valued at
$3,570,001, including interest)	$3,500,000	$3,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,500,000)		$3,500,000

Total Investments (Small Cap Growth Trust)
(Cost $457,072,830) - 116.12%		$426,070,443
Other assets and liabilities, net - (16.12%)		(59,132,481)

TOTAL NET ASSETS - 100.00%		$366,937,962

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.97%
Consumer Discretionary - 12.28%
Auto Components - 0.72%
American Axle &
Manufacturing Holdings, Inc. (I)	40,672	$310,306
Amerigon, Inc. (I)(L)	13,866	176,514
Cooper Tire & Rubber Company	37,222	405,348
Dana Holding Corp. (I)	87,702	920,871
Dorman Products, Inc. (I)	6,523	215,781
Drew Industries, Inc.	11,546	230,689
Exide Technologies (I)	46,955	187,820
Fuel Systems Solutions, Inc. (I)(L)	10,494	201,590
Modine Manufacturing Company (I)	28,332	256,688
Motorcar Parts of America, Inc. (I)	8,708	71,667
Spartan Motors, Inc. (L)	22,747	93,945
Standard Motor Products, Inc.	12,306	159,609
Stoneridge, Inc. (I)	16,557	86,428
Superior Industries International, Inc.	13,953	215,574
Tenneco, Inc. (I)(L)	36,333	930,488

		4,463,318

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.02%
Winnebago Industries, Inc. (I)(L)	18,264	$126,387
Commercial Services & Supplies - 0.00%
Actrade Financial Technologies, Ltd. (I)	722	0
Distributors - 0.19%
Audiovox Corp., Class A (I)	12,270	67,362
Core-Mark Holding Company, Inc.	7,126	218,269
Pool Corp.	28,957	758,094
Weyco Group, Inc. (L)	5,069	113,039

		1,156,764
Diversified Consumer Services - 1.17%
American Public Education, Inc. (I)(L)	10,907	370,838
Archipelago Learning, Inc. (I)(L)	9,568	80,371
Ascent Media Corp., Class A (I)	9,039	355,413
Bridgepoint Education, Inc. (I)(L)	10,816	188,631
Capella Education Company (I)(L)	9,589	272,136
Coinstar, Inc. (I)(L)	18,738	749,520
Corinthian Colleges, Inc. (I)(L)	47,365	73,889
Grand Canyon Education, Inc. (I)(L)	17,735	286,420
Hillenbrand, Inc.	37,302	686,357
K12, Inc. (I)(L)	15,720	400,231
Lincoln Educational Services Corp.	13,765	111,359
Mac-Gray Corp.	8,686	112,136
Matthews International Corp., Class A	17,775	546,759
Regis Corp. (L)	34,566	487,035
Sotheby’s	40,479	1,116,006
Steiner Leisure, Ltd. (I)	9,057	369,254
Stewart Enterprises, Inc., Class A (L)	46,726	278,020
Strayer Education, Inc. (L)	7,332	562,144
Universal Technical Institute, Inc. (I)	13,035	177,146

		7,223,665
Hotels, Restaurants & Leisure - 2.59%
AFC Enterprises, Inc. (I)	15,630	184,903
Ambassadors Group, Inc.	13,514	77,435
Ameristar Casinos, Inc.	19,600	314,580
Benihana, Inc., Class A (I)	9,350	80,504
Biglari Holdings, Inc. (I)	724	214,586
BJ’s Restaurants, Inc. (I)	14,433	636,640
Bob Evans Farms, Inc.	18,126	516,954
Boyd Gaming Corp. (I)(L)	33,011	161,754
Bravo Brio Restaurant Group, Inc. (I)	11,850	197,184
Buffalo Wild Wings, Inc. (I)(L)	10,969	655,946
Caribou Coffee Company, Inc. (I)	8,427	99,607
Carrols Restaurant Group, Inc. (I)	9,222	82,076
CEC Entertainment, Inc.	12,090	344,202
Churchill Downs, Inc.	7,814	304,980
Cracker Barrel Old Country Store, Inc.	13,712	549,577
Denny’s Corp. (I)	62,913	209,500
DineEquity, Inc. (I)(L)	9,398	361,729
Domino’s Pizza, Inc. (I)	37,140	1,012,065
Gaylord Entertainment Company (I)(L)	21,301	411,961
International Speedway Corp., Class A	17,590	401,756
Interval Leisure Group, Inc. (I)	24,855	331,069
Isle of Capri Casinos, Inc. (I)(L)	13,897	67,261
Jack in the Box, Inc. (I)	29,680	591,226
Jamba, Inc. (I)	47,089	60,745
Krispy Kreme Doughnuts, Inc. (I)	34,998	238,686
Life Time Fitness, Inc. (I)(L)	25,284	931,715
Marcus Corp.	13,975	139,051
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	11,097	76,791
Morgans Hotel Group Company (I)	16,276	97,493
Multimedia Games Holding Company, Inc. (I)	19,385	78,315
O’Charley’s, Inc. (I)(L)	13,392	79,548

302

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Orient Express Hotels, Ltd., Class A (I)	56,443	$390,021
P.F. Chang’s China Bistro, Inc. (L)	13,537	368,748
Papa John’s International, Inc. (I)	12,095	367,688
Peet’s Coffee & Tea, Inc. (I)(L)	7,691	427,927
Pinnacle Entertainment, Inc. (I)(L)	37,329	338,947
Red Lion Hotels Corp. (I)	12,400	83,204
Red Robin Gourmet Burgers, Inc. (I)(L)	7,776	187,324
Ruby Tuesday, Inc. (I)	39,238	280,944
Ruth’s Hospitality Group, Inc. (I)(L)	23,650	101,459
Scientific Games Corp., Class A (I)	35,877	255,444
Shuffle Master, Inc. (I)	33,510	281,819
Six Flags Entertainment Corp. (L)	24,947	691,531
Sonic Corp. (I)	38,078	269,211
Speedway Motorsports, Inc.	9,687	117,019
Texas Roadhouse, Inc., Class A (L)	37,626	497,416
The Cheesecake Factory, Inc. (I)(L)	34,340	846,481
Town Sports International Holdings, Inc. (I)	13,839	100,471
Vail Resorts, Inc. (L)	21,442	810,293

		15,925,786
Household Durables - 0.67%
American Greetings Corp., Class A (L)	24,065	445,203
Beazer Homes USA, Inc. (I)(L)	47,915	72,352
Blyth, Inc. (L)	3,278	181,765
Cavco Industries, Inc. (I)	4,401	151,570
CSS Industries, Inc.	5,424	90,472
Ethan Allen Interiors, Inc. (L)	14,736	200,557
Furniture Brands International, Inc. (I)(L)	27,150	55,929
Helen of Troy, Ltd. (I)	18,379	461,680
Hovnanian Enterprises, Inc., Class A (I)(L)	42,673	52,061
iRobot Corp. (I)	14,365	361,423
KB Home (L)	46,525	272,637
La-Z-Boy, Inc. (I)	31,331	232,163
Libbey, Inc. (I)	13,400	141,236
M/I Homes, Inc. (I)	12,281	73,809
MDC Holdings, Inc. (L)	22,272	377,288
Meritage Homes Corp. (I)	17,001	257,395
Ryland Group, Inc. (L)	26,827	285,708
Standard Pacific Corp. (I)(L)	64,177	158,517
Universal Electronics, Inc. (I)	9,764	160,032
Zagg, Inc. (I)(L)	12,247	121,490

		4,153,287
Internet & Catalog Retail - 0.37%
Blue Nile, Inc. (I)(L)	7,946	280,335
HSN, Inc.	24,053	796,876
NutriSystem, Inc. (L)	17,064	206,645
Overstock.com, Inc. (I)(L)	7,933	73,539
PetMed Express, Inc. (L)	14,230	128,070
Shutterfly, Inc. (I)	17,923	738,069
ValueVision Media, Inc. (I)	25,555	60,310

		2,283,844
Leisure Equipment & Products - 0.34%
Arctic Cat, Inc. (I)	7,761	112,457
Brunswick Corp. (L)	53,504	751,196
Callaway Golf Company (L)	39,800	205,766
Eastman Kodak Co. (I)(L)	162,427	126,709
Jakks Pacific, Inc. (L)	17,109	324,216
Leapfrog Enterprises, Inc. (I)	27,345	92,153
Smith & Wesson Holding Corp. (I)(L)	39,378	99,233
Steinway Musical Instruments, Inc. (I)	4,393	94,713
Sturm Ruger & Company, Inc.	11,420	296,692

		2,103,135

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 1.21%
AH Belo Corp.	12,562	$52,760
Arbitron, Inc.	16,341	540,560
Belo Corp., Class A	56,953	278,500
Central European
Media Enterprises, Ltd. (I)(L)	22,234	173,648
Cinemark Holdings, Inc.	55,341	1,044,838
Entercom
Communications Corp., Class A (I)(L)	16,053	84,278
EW Scripps Company (I)	21,413	149,891
Fisher Communications, Inc. (I)	6,013	134,330
Gray Television, Inc. (I)(L)	35,302	55,071
Harte-Hanks, Inc.	27,275	231,292
Interclick, Inc. (I)	15,112	83,872
Journal Communications, Inc., Class A (I)	28,389	84,315
Knology, Inc. (I)	18,727	243,076
LIN TV Corp., Class A (I)	22,316	48,649
Lions Gate Entertainment Corp. (I)(L)	27,307	188,418
Live Nation Entertainment, Inc. (I)	84,837	679,544
Martha Stewart Living
Omnimedia, Inc., Class A (I)(L)	11,368	35,468
MDC Partners, Inc., Class A	15,426	222,443
Meredith Corp. (L)	21,598	488,979
National CineMedia, Inc.	33,984	493,108
Nexstar Broadcasting Group, Inc. (I)	5,922	39,144
ReachLocal, Inc. (I)	6,432	69,916
Rentrak Corp. (I)	6,822	85,889
Scholastic Corp. (L)	15,875	444,976
Sinclair Broadcast Group, Inc., Class A	31,523	226,020
The McClatchy Company, Class A (I)(L)	37,058	49,658
The New York Times Company, Class A (I)(L)	82,228	477,745
Valassis Communications, Inc. (I)	29,421	551,350
World Wrestling
Entertainment, Inc., Class A (L)	17,874	159,257

		7,416,995
Multiline Retail - 0.25%
99 Cents Only Stores (I)	28,002	515,797
Fred’s, Inc., Class A (L)	23,907	254,849
Saks, Inc. (I)(L)	69,435	607,556
The Bon-Ton Stores, Inc.	6,650	33,051
Tuesday Morning Corp. (I)	29,286	103,087

		1,514,340
Specialty Retail - 3.18%
Aeropostale, Inc. (I)(L)	48,513	524,426
Americas Car-Mart, Inc. (I)	5,857	169,970
ANN, Inc. (I)	31,283	714,504
Asbury Automotive Group, Inc. (I)	17,503	288,624
Ascena Retail Group, Inc. (I)	37,706	1,020,701
Barnes & Noble, Inc. (L)	17,445	206,374
Bebe Stores, Inc.	23,914	160,702
Big 5 Sporting Goods Corp.	14,533	88,361
Body Central Corp. (I)	7,392	134,239
Brown Shoe Company, Inc. (L)	26,787	190,723
Cabela’s, Inc. (I)(L)	26,032	533,396
Casual Male Retail Group, Inc. (I)	28,251	106,224
Charming Shoppes, Inc. (I)(L)	70,636	183,654
Christopher & Banks Corp.	24,172	85,327
Citi Trends, Inc. (I)	9,790	115,228
Collective Brands, Inc. (I)(L)	37,198	482,086
Conn’s, Inc. (I)(L)	6,314	45,335
Cost Plus, Inc. (I)(L)	12,682	79,897
Destination Maternity Corp.	7,219	92,909
Express, Inc.	33,192	673,466
Genesco, Inc. (I)(L)	14,239	733,736

303

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
GNC Holdings, Inc., Class A (I)(L)	13,852	$278,702
Group 1 Automotive, Inc. (L)	14,450	513,698
Haverty Furniture Companies, Inc.	12,641	126,284
hhgregg, Inc. (I)(L)	11,233	109,522
Hibbett Sports, Inc. (I)(L)	16,578	561,828
HOT Topic, Inc.	27,651	210,977
Jos A. Bank Clothiers, Inc. (I)(L)	16,590	773,592
Kirkland’s, Inc. (I)	11,380	104,355
Lithia Motors, Inc., Class A	13,373	192,304
Lumber Liquidators Holdings, Inc. (I)(L)	14,320	216,232
MarineMax, Inc. (I)(L)	15,203	98,363
Monro Muffler Brake, Inc.	18,364	605,461
New York & Company, Inc. (I)	12,721	40,580
Office Depot, Inc. (I)	167,592	345,240
OfficeMax, Inc. (I)	52,208	253,209
Pacific Sunwear of California, Inc. (I)	23,854	28,625
Penske Automotive Group, Inc. (L)	26,897	430,352
PEP Boys - Manny, Moe & Jack (L)	31,685	312,731
Pier 1 Imports, Inc. (I)	63,921	625,147
Rent-A-Center, Inc.	38,170	1,047,767
Rue21, Inc. (I)(L)	9,244	209,746
Select Comfort Corp. (I)	33,460	467,436
Shoe Carnival, Inc. (I)	5,791	136,668
Sonic Automotive, Inc. (L)	24,225	261,388
Stage Stores, Inc.	21,696	300,924
Stein Mart, Inc.	17,128	107,050
Systemax, Inc. (I)(L)	7,134	90,744
Talbots, Inc. (I)(L)	43,642	117,833
The Buckle, Inc. (L)	16,151	621,167
The Cato Corp., Class A	16,480	371,789
The Children’s Place Retail Stores, Inc. (I)(L)	15,676	729,404
The Finish Line, Inc., Class A	31,216	624,008
The Men’s Wearhouse, Inc.	30,786	802,899
The Wet Seal, Inc., Class A (I)	62,324	279,212
Vitamin Shoppe, Inc. (I)	14,969	560,439
West Marine, Inc. (I)	9,202	70,855
Zale Corp. (I)(L)	20,417	58,188
Zumiez, Inc. (I)	12,999	227,612

		19,542,213
Textiles, Apparel & Luxury Goods - 1.57%
Carter’s, Inc. (I)(L)	29,386	897,448
Cherokee, Inc.	6,511	83,666
Columbia Sportswear Company (L)	7,231	335,518
Crocs, Inc. (I)	51,324	1,214,839
Delta Apparel, Inc. (I)	5,238	82,499
G-III Apparel Group, Ltd. (I)	9,966	227,823
Iconix Brand Group, Inc. (I)	43,914	693,841
K-Swiss, Inc., Class A (I)(L)	16,616	70,618
Liz Claiborne, Inc. (I)(L)	57,967	289,835
Maidenform Brands, Inc. (I)(L)	14,345	335,816
Movado Group, Inc.	11,992	146,063
Oxford Industries, Inc. (L)	7,716	264,659
Perry Ellis International, Inc. (I)	7,991	150,231
Quiksilver, Inc. (I)(L)	78,085	238,159
Skechers U.S.A., Inc., Class A (I)(L)	22,582	316,825
Steven Madden, Ltd. (I)	22,757	684,986
The Jones Group, Inc.	52,432	482,899
The Warnaco Group, Inc. (I)(L)	26,285	1,211,476
True Religion Apparel, Inc. (I)	15,726	423,973
Unifi, Inc. (I)	9,147	74,731
Vera Bradley, Inc. (I)(L)	11,961	431,194

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	29,662	$986,262

		9,643,361

		75,553,095
Consumer Staples - 3.60%
Beverages - 0.21%
Boston Beer Company, Inc. (I)	5,147	374,187
Central European Distribution Corp. (I)(L)	44,399	311,237
Coca-Cola Bottling Company Consolidated	2,911	161,444
Heckmann Corp. (I)(L)	55,789	295,124
National Beverage Corp. (L)	6,982	105,847
Primo Water Corp. (I)	8,152	45,977

		1,293,816
Food & Staples Retailing - 1.08%
Casey’s General Stores, Inc.	22,690	990,419
Ingles Markets, Inc.	9,163	130,481
Nash Finch Company	7,460	200,898
Pricesmart, Inc. (L)	10,820	674,302
Rite Aid Corp. (I)(L)	360,274	353,069
Ruddick Corp.	29,256	1,140,691
Spartan Stores, Inc.	13,887	214,971
Susser Holdings Corp. (I)	6,006	119,700
The Andersons, Inc.	11,151	375,343
The Fresh Market, Inc. (I)	16,821	641,889
The Pantry, Inc. (I)	14,388	174,526
United Natural Foods, Inc. (I)	29,041	1,075,679
Village Super Market, Inc.	4,326	103,564
Weis Markets, Inc. (L)	6,582	243,929
Winn-Dixie Stores, Inc. (I)(L)	33,892	200,641

		6,640,102
Food Products - 1.49%
B&G Foods, Inc. (L)	28,963	483,103
Cal-Maine Foods, Inc. (L)	8,780	275,955
Calavo Growers, Inc.	7,811	160,282
Chiquita Brands International, Inc. (I)	27,609	230,259
Darling International, Inc. (I)	70,380	886,084
Diamond Foods, Inc. (L)	13,282	1,059,771
Dole Food Company, Inc. (I)(L)	21,944	219,440
Fresh Del Monte Produce, Inc. (L)	21,362	495,598
Imperial Sugar Company (L)	7,713	49,672
J & J Snack Foods Corp.	8,773	421,543
Lancaster Colony Corp. (L)	11,205	683,617
Limoneira Company (L)	5,447	77,783
Omega Protein Corp. (I)	12,327	111,929
Pilgrim’s Pride Corp. (I)(L)	31,258	133,472
Sanderson Farms, Inc. (L)	13,326	632,985
Seneca Foods Corp., Class A (I)(L)	6,212	122,998
Smart Balance, Inc. (I)	38,692	228,283
Snyders-Lance, Inc. (L)	28,455	593,287
The Hain Celestial Group, Inc. (I)	21,593	659,666
Tootsie Roll Industries, Inc. (L)	14,244	343,565
TreeHouse Foods, Inc. (I)	21,311	1,317,872

		9,187,164
Household Products - 0.14%
Central Garden & Pet Company, Class A (I)	29,371	207,947
Spectrum Brands Holdings, Inc. (I)	10,188	240,641
WD-40 Company	10,611	422,742

		871,330
Personal Products - 0.47%
Elizabeth Arden, Inc. (I)	15,036	427,624
Inter Parfums, Inc.	10,376	160,309
Medifast, Inc. (I)(L)	8,470	136,791

304

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Nature’s Sunshine Products, Inc. (I)	7,512	$105,769
Nu Skin Enterprises, Inc., Class A (L)	32,787	1,328,529
Nutraceutical International Corp. (I)	7,362	94,086
Prestige Brands Holdings, Inc. (I)	30,461	275,672
Revlon, Inc. (I)	7,262	89,468
Schiff Nutrition International, Inc. (I)	8,648	95,820
Synutra International, Inc. (I)(L)	11,740	62,457
USANA Health Sciences, Inc. (I)(L)	4,245	116,738

		2,893,263
Tobacco - 0.21%
Alliance One International, Inc. (I)	55,651	135,788
Star Scientific, Inc. (I)(L)	64,440	148,856
Universal Corp. (L)	13,579	486,943
Vector Group, Ltd. (L)	28,829	495,279

		1,266,866

		22,152,541
Energy - 5.83%
Energy Equipment & Services - 1.76%
Basic Energy Services, Inc. (I)	14,578	206,424
Bristow Group, Inc. (L)	21,779	924,083
Cal Dive International, Inc. (I)	59,109	112,898
Complete Production Services, Inc. (I)	47,310	891,794
Dawson Geophysical Company (I)	5,005	118,018
Dril-Quip, Inc. (I)	20,568	1,108,821
Exterran Holdings, Inc. (I)(L)	38,598	375,173
Global Geophysical Services, Inc. (I)	11,253	89,686
Global Industries, Ltd. (I)(L)	62,041	491,365
Gulf Islands Fabrication, Inc.	8,821	182,418
Gulfmark Offshore, Inc., Class A (I)	14,342	521,188
Helix Energy Solutions Group, Inc. (I)	63,694	834,391
Hercules Offshore, Inc. (I)(L)	69,655	203,393
Hornbeck Offshore Services, Inc. (I)(L)	13,644	339,872
ION Geophysical Corp. (I)(L)	78,947	373,419
Key Energy Services, Inc. (I)	74,471	706,730
Lufkin Industries, Inc.	18,269	972,093
Matrix Service Company (I)	16,465	140,117
Mitcham Industries, Inc. (I)	6,594	73,853
Natural Gas Services Group, Inc. (I)	8,491	108,940
Newpark Resources, Inc. (I)(L)	54,691	333,068
OYO Geospace Corp. (I)	2,627	147,874
Parker Drilling Company (I)	70,300	308,617
PHI, Inc. (I)	9,033	172,892
Pioneer Drilling Company (I)	32,735	235,037
Tesco Corp. (I)	18,279	212,036
Tetra Technologies, Inc. (I)	46,529	359,204
Union Drilling, Inc. (I)	10,028	47,132
Vantage Drilling Company (I)	108,442	135,553
Willbros Group, Inc. (I)	24,153	100,718

		10,826,807
Oil, Gas & Consumable Fuels - 4.07%
Abraxas Petroleum Corp. (I)(L)	51,064	134,809
Alon USA Energy, Inc.	4,973	30,484
Amyris, Inc. (I)(L)	10,841	219,422
Apco Oil and Gas International, Inc. (L)	5,360	398,891
Approach Resources, Inc. (I)	13,545	230,130
ATP Oil & Gas Corp. (I)	27,212	209,805
Berry Petroleum Company, Class A	30,840	1,091,119
Bill Barrett Corp. (I)	28,117	1,018,960
BPZ Resources, Inc. (I)(L)	62,485	173,083
Callon Petroleum Company (I)	24,356	94,258
Carrizo Oil & Gas, Inc. (I)(L)	23,426	504,830
Cheniere Energy, Inc. (I)(L)	42,406	218,391

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Clayton Williams Energy, Inc. (I)(L)	3,622	$155,058
Clean Energy Fuels Corp. (I)(L)	30,133	335,079
Cloud Peak Energy, Inc. (I)	36,621	620,726
Comstock Resources, Inc. (I)	28,498	440,579
Contango Oil & Gas Company (I)(L)	7,393	404,471
Crosstex Energy, Inc.	25,035	337,472
CVR Energy, Inc. (I)	52,729	1,114,691
Delek US Holdings, Inc.	8,635	97,316
DHT Holdings, Inc. (L)	42,922	87,561
Endeavour International Corp. (I)(L)	22,558	180,013
Energy Partners, Ltd. (I)	17,373	192,319
Energy XXI Bermuda, Ltd. (I)	45,069	966,730
Evolution Petroleum Corp. (I)	12,250	86,485
Frontline, Ltd. (L)	30,848	149,613
FX Energy, Inc. (I)	31,902	131,755
Gastar Exploration, Ltd. (I)	36,971	110,913
General Maritime Corp.	78,105	20,307
Georesources, Inc. (I)(L)	12,185	216,771
GMX Resources, Inc. (I)(L)	37,633	85,427
Golar LNG, Ltd. (L)	21,937	697,158
Goodrich Petroleum Corp. (I)(L)	15,889	187,808
Green Plains Renewable Energy, Inc. (I)(L)	13,109	122,307
Gulfport Energy Corp. (I)	23,283	562,983
Harvest Natural Resources, Inc. (I)(L)	20,555	176,156
Houston American Energy Corp. (L)	10,168	139,912
Hyperdynamics Corp. (I)(L)	93,887	347,382
James River Coal Company (I)(L)	21,431	136,515
Knightsbridge Tankers, Ltd. (L)	13,351	220,959
Kodiak Oil & Gas Corp. (I)(L)	107,468	559,908
L&L Energy, Inc. (I)(L)	10,828	29,236
Magnum Hunter Resources Corp. (I)(L)	66,951	221,608
McMoRan Exploration Company (I)(L)	58,959	585,463
Miller Energy Resources, Inc. (I)(L)	19,854	52,415
Nordic American Tanker Shipping, Ltd. (L)	27,532	388,201
Northern Oil and Gas, Inc. (I)(L)	37,903	734,939
Oasis Petroleum, Inc. (I)(L)	35,569	794,256
Overseas Shipholding Group, Inc. (L)	16,168	222,148
Panhandle Oil and Gas, Inc. (L)	4,879	138,417
Patriot Coal Corp. (I)	54,894	464,403
Penn Virginia Corp. (L)	27,752	154,579
Petroleum Development Corp. (I)(L)	14,248	276,269
Petroquest Energy, Inc. (I)(L)	34,053	187,292
Rentech, Inc. (I)(L)	144,664	112,867
Resolute Energy Corp. (I)	27,992	317,989
REX American Resources Corp (I)	5,329	89,954
Rex Energy Corp. (I)(L)	21,236	268,635
Rosetta Resources, Inc. (I)	31,778	1,087,443
Scorpio Tankers, Inc. (I)(L)	19,091	100,800
SemGroup Corp., Class A (I)	24,832	495,647
Ship Finance International, Ltd. (L)	26,458	343,954
Solazyme, Inc. (I)	7,341	70,547
Stone Energy Corp. (I)	29,448	477,352
Swift Energy Company (I)	25,357	617,189
Syntroleum Corp. (I)(L)	52,118	44,827
Targa Resources Corp.	10,126	301,249
Teekay Tankers, Ltd., Class A (L)	25,794	118,652
Triangle Petroleum Corp. (I)	27,074	97,196
Ur-Energy, Inc. (I)(L)	69,955	62,960
Uranerz Energy Corp. (I)(L)	41,093	56,297
Uranium Energy Corp. (I)(L)	45,611	124,974
Uranium Resources, Inc. (I)(L)	61,453	41,880
USEC, Inc. (I)(L)	70,425	113,384
Vaalco Energy, Inc. (I)	31,354	152,380
Venoco, Inc. (I)(L)	18,335	161,531
Voyager Oil & Gas, Inc. (I)	22,973	48,243

305

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc.	20,839	$286,745
Warren Resources, Inc. (I)	45,148	108,355
Western Refining, Inc. (I)(L)	31,813	396,390
Westmoreland Coal Company (I)	7,255	56,299
World Fuel Services Corp. (L)	42,377	1,383,609
Zion Oil & Gas, Inc. (I)	23,768	46,585

		25,041,715

		35,868,522
Financials - 20.55%
Capital Markets - 2.06%
Apollo Investment Corp.	115,834	871,072
Arlington Asset Investment Corp.	4,059	97,619
Artio Global Investors, Inc. (L)	19,242	153,166
BGC Partners, Inc., Class A (L)	45,243	272,815
BlackRock Kelso Capital Corp.	43,663	318,740
Calamos Asset Management, Inc.	12,140	121,521
Capital Southwest Corp.	2,118	156,732
Cohen & Steers, Inc. (L)	10,726	308,373
Cowen Group, Inc., Class A (I)(L)	42,030	113,901
Diamond Hill Investment Group, Inc.	1,848	128,233
Duff & Phelps Corp.	18,638	198,681
Edelman Financial Group, Inc.	14,029	90,627
Epoch Holding Corp.	9,397	127,517
Evercore Partners, Inc., Class A	11,735	267,558
FBR Capital Markets Corp. (I)	36,325	86,454
Fifth Street Finance Corp.	38,869	362,259
Financial Engines, Inc. (I)(L)	23,249	421,039
FXCM, Inc. (L)	11,858	166,249
GAMCO Investors, Inc., Class A	4,266	168,038
GFI Group, Inc.	42,701	171,658
Gladstone Capital Corp. (L)	14,598	100,142
Gladstone Investment Corp.	15,658	106,474
Gleacher & Company, Inc. (I)(L)	52,209	62,129
Golub Capital BDC Inc. (L)	7,283	108,153
Harris & Harris Group, Inc. (I)	21,200	75,260
Hercules Technology Growth Capital, Inc.	26,417	225,073
HFF, Inc. (I)	17,558	153,457
ICG Group, Inc. (I)	23,028	212,088
International FCStone, Inc. (I)(L)	8,405	174,488
Investment Technology Group, Inc. (I)	25,097	245,700
KBW, Inc. (L)	22,004	303,435
Knight Capital Group, Inc., Class A (I)	60,031	729,977
Kohlberg Capital Corp.	13,596	79,537
Ladenburg Thalmann
Financial Services, Inc. (I)(L)	71,928	111,488
Main Street Capital Corp.	12,526	222,462
MCG Capital Corp.	46,524	184,235
Medallion Financial Corp.	11,081	103,053
Medley Capital Corp.	8,522	85,902
MF Global Holdings, Ltd. (I)	98,339	406,140
MVC Capital, Inc.	15,587	163,196
NGP Capital Resources Company	15,346	100,363
Oppenheimer Holdings, Inc., Class A	6,454	103,522
PennantPark Investment Corp.	27,171	242,365
Piper Jaffray Companies (I)	9,676	173,491
Prospect Capital Corp.	56,914	478,647
Safeguard Scientifics, Inc. (I)	12,816	192,240
Solar Capital Ltd.	22,371	450,328
Solar Senior Capital, Ltd.	5,831	83,325
Stifel Financial Corp. (I)	32,129	853,346
SWS Group, Inc. (L)	19,528	91,586
The Charles Schwab Corp.	26,492	298,565
THL Credit, Inc.	9,645	105,323

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
TICC Capital Corp.	20,132	$164,478
Triangle Capital Corp.	11,633	177,054
Virtus Investment Partners, Inc. (I)	3,363	180,324
Walter Investment Management Corp.	15,610	357,937
Westwood Holdings Group, Inc.	4,193	144,868

		12,652,403
Commercial Banks - 5.45%
1st Source Corp.	9,119	189,949
1st United Bancorp, Inc. (I)	20,253	99,847
Alliance Financial Corp. (L)	3,742	104,963
Ameris Bancorp (I)(L)	16,194	141,050
Ames National Corp. (L)	5,984	93,530
Arrow Financial Corp.	6,905	153,639
BancFirst Corp.	5,047	167,359
Banco Latinoamericano de
Comercio Exterior SA	16,685	254,113
Bancorp Rhode Island, Inc. (L)	2,781	117,887
Bancorp, Inc. (I)	18,610	133,248
BancorpSouth, Inc. (L)	49,653	435,953
Bank of the Ozarks, Inc. (L)	17,868	373,977
Banner Corp.	10,335	132,185
Boston Private Financial Holdings, Inc. (L)	46,984	276,266
Bridge Bancorp, Inc. (L)	7,165	131,120
Bryn Mawr Bank Corp.	7,353	121,839
Camden National Corp.	5,348	145,626
Capital City Bank Group, Inc. (L)	9,001	93,610
Cardinal Financial Corp.	19,027	164,013
Cathay General Bancorp	47,061	535,554
Center Financial Corp. (I)	23,574	110,562
Centerstate Banks, Inc.	17,234	90,134
Central Pacific Financial Corp. (I)	9,043	93,324
Chemical Financial Corp.	16,226	248,420
Citizens & Northern Corp.	8,447	125,522
City Holding Company (L)	10,746	290,035
CNB Financial Corp.	9,244	118,508
CoBiz Financial, Inc. (L)	22,373	100,007
Columbia Banking System, Inc. (L)	24,188	346,372
Comerica, Inc.	14,706	337,797
Community Bank Systems, Inc. (L)	21,875	496,344
Community Trust Bancorp, Inc.	10,340	240,819
CVB Financial Corp.	53,801	413,730
Eagle Bancorp, Inc. (I)(L)	11,444	134,696
Enterprise Financial Services Corp. (L)	10,568	143,619
Financial Institutions, Inc.	9,111	129,923
First Bancorp, Inc. (L)	7,167	90,233
First Bancorp/Troy NC	10,520	105,621
First Busey Corp. (L)	47,203	205,333
First Commonwealth Financial Corp.	62,374	230,784
First Community Bancshares, Inc. (L)	10,571	107,824
First Financial Bancorp (L)	34,943	482,213
First Financial Bankshares, Inc. (L)	18,736	490,134
First Financial Corp./Indiana	6,783	186,600
First Interstate Bancsystem, Inc.	10,257	109,852
First Merchants Corp. (L)	16,918	119,272
First Midwest Bancorp, Inc.	45,045	329,729
FirstMerit Corp.	64,368	731,220
FNB Corp. (L)	74,675	639,965
German American Bancorp, Inc. (L)	8,959	144,419
Glacier Bancorp, Inc. (L)	43,259	405,337
Great Southern Bancorp, Inc. (L)	7,056	118,400
Hampton Roads Bankshares, Inc. (I)	6,836	32,129
Hancock Holding Company	45,158	1,209,331
Hanmi Financial Corp. (I)(L)	64,895	53,863
Heartland Financial USA, Inc. (L)	9,268	131,420

306

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Home Bancshares, Inc.	13,288	$281,971
Hudson Valley Holding Corp.	8,996	156,800
IBERIABANK Corp. (L)	16,033	754,513
Independent Bank Corp. - MA (L)	12,816	278,620
International Bancshares Corp. (L)	31,639	416,053
Investors Bancorp, Inc. (I)	28,241	356,684
Lakeland Bancorp, Inc.	14,976	117,112
Lakeland Financial Corp.	10,225	211,249
MainSource Financial Group, Inc.	13,565	118,287
MB Financial, Inc.	32,865	483,773
Metro Bancorp, Inc. (I)	10,148	87,780
Nara Bancorp, Inc. (I)	24,123	146,427
National Bankshares, Inc. (L)	5,569	134,380
National Penn Bancshares, Inc. (L)	74,242	520,436
NBT Bancorp, Inc.	20,904	389,232
Northfield Bancorp, Inc. (L)	11,701	154,921
Old National Bancorp	56,412	525,760
OmniAmerican Bancorp, Inc. (I)	8,867	121,035
Oriental Financial Group, Inc.	27,126	262,308
Orrstown Financial Services, Inc.	7,075	90,914
Pacific Continental Corp.	13,868	98,324
PacWest Bancorp (L)	17,963	250,404
Park National Corp. (L)	7,638	403,897
Park Sterling Corp. (I)(L)	21,839	74,689
Penns Woods Bancorp, Inc. (L)	3,361	110,073
Peoples Bancorp, Inc.	7,538	82,918
Pinnacle Financial Partners, Inc. (I)(L)	20,771	227,235
PrivateBancorp, Inc.	36,269	272,743
Prosperity Bancshares, Inc. (L)	27,823	909,256
Renasant Corp. (L)	16,746	213,177
Republic Bancorp, Inc., Class A	6,222	110,192
S&T Bancorp, Inc. (L)	16,713	270,082
Sandy Spring Bancorp, Inc.	14,808	216,641
SCBT Financial Corp. (L)	8,622	212,791
Seacoast Banking Corp. of Florida (I)	51,733	76,048
Sierra Bancorp	8,141	74,490
Signature Bank (I)(L)	24,678	1,177,881
Simmons First National Corp., Class A	10,713	232,472
Southside Bancshares, Inc. (L)	10,578	190,510
Southwest Bancorp, Inc. (I)	15,447	65,186
State Bancorp, Inc.	10,225	108,078
State Bank Financial Corp. (I)	19,071	240,676
StellarOne Corp.	14,983	149,081
Sterling Bancorp	20,069	145,701
Sterling Financial Corp. (I)(L)	16,407	203,119
Suffolk Bancorp	7,200	59,904
Sun Bancorp, Inc. (I)	25,595	67,827
Susquehanna Bancshares, Inc. (L)	77,711	425,079
SVB Financial Group (I)(L)	25,594	946,978
SY Bancorp, Inc. (L)	8,039	149,686
Texas Capital Bancshares, Inc. (I)(L)	22,000	502,700
Tompkins Financial Corp. (L)	6,209	222,158
Tower Bancorp., Inc.	6,649	139,230
TowneBank (L)	15,237	173,245
TriCo Bancshares (L)	9,772	119,902
Trustmark Corp. (L)	37,734	684,872
UMB Financial Corp.	18,895	606,152
Umpqua Holdings Corp.	68,530	602,379
Union First Market Bankshares Corp.	12,867	137,934
United Bankshares, Inc. (L)	25,943	521,195
United Community Banks, Inc. (I)(L)	13,479	114,437
Univest Corp. of Pennsylvania	10,977	146,323
Washington Banking Company (L)	12,147	118,190
Washington Trust Bancorp, Inc.	9,023	178,475
Webster Financial Corp.	43,142	660,073

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
WesBanco, Inc. (L)	13,683	$236,853
West Bancorp, Inc.	11,515	97,647
West Coast Bancorp (I)	12,189	170,646
Westamerica Bancorp. (L)	16,889	647,186
Western Alliance Bancorp (I)	41,933	229,793
Wilshire Bancorp, Inc. (I)	37,535	102,846
Wintrust Financial Corp. (L)	20,901	539,455

		33,534,303
Consumer Finance - 0.74%
Advance America Cash Advance Centers, Inc.	33,278	244,926
Cash America International, Inc.	17,554	898,063
Credit Acceptance Corp. (I)	3,895	250,682
DFC Global Corp. (I)	26,150	571,378
EZCORP, Inc., Class A (I)	28,115	802,402
First Cash Financial Services, Inc. (I)	18,789	788,199
Imperial Holdings, Inc. (I)	12,432	29,837
Nelnet, Inc., Class A	15,563	292,273
Netspend Holdings, Inc. (I)	18,261	93,862
Nicholas Financial, Inc.	7,061	68,986
World Acceptance Corp. (I)	9,509	532,029

		4,572,637
Diversified Financial Services - 0.42%
Compass Diversified Holdings (L)	23,883	290,895
Encore Capital Group, Inc. (I)(L)	9,691	211,748
MarketAxess Holdings, Inc.	17,166	446,659
NewStar Financial, Inc. (I)	16,726	156,221
PHH Corp. (I)	33,726	542,314
PICO Holdings, Inc. (I)	14,274	292,760
Portfolio Recovery Associates, Inc. (I)	10,277	639,435

		2,580,032
Insurance - 2.63%
Alterra Capital Holdings, Ltd. (L)	53,570	1,016,223
American Equity Investment Life
Holding Company (L)	36,830	322,263
American Safety Insurance Holdings, Ltd. (I)	7,701	141,698
AMERISAFE, Inc. (I)	11,861	218,361
Amtrust Financial Services, Inc.	14,840	330,338
Argo Group International Holdings, Ltd.	16,310	462,715
Baldwin & Lyons, Inc., Class B	6,196	132,409
Citizens, Inc., Class A (I)(L)	29,399	188,448
CNO Financial Group, Inc. (I)	132,839	718,659
Crawford & Company, Class B	16,942	90,809
Delphi Financial Group, Inc., Class A	29,004	624,166
eHealth, Inc. (I)(L)	13,726	187,497
Employers Holdings, Inc.	23,935	305,411
Enstar Group, Ltd. (I)	4,086	389,110
FBL Financial Group, Inc., Class A	8,075	214,957
First American Financial Corp.	63,083	807,462
Flagstone Reinsurance Holdings SA	31,966	247,737
FPIC Insurance Group, Inc. (I)	5,439	227,568
Global Indemnity PLC (I)	8,553	146,085
Greenlight Capital Re, Ltd., Class A (I)(L)	17,103	354,716
Harleysville Group, Inc.	7,880	463,817
Hilltop Holdings, Inc. (I)	26,613	191,880
Horace Mann Educators Corp.	23,795	271,501
Infinity Property & Casualty Corp.	7,482	392,655
Maiden Holdings, Ltd.	30,853	228,004
Meadowbrook Insurance Group, Inc. (L)	32,890	293,050
Montpelier Re Holdings, Ltd.	37,002	654,195
National Financial Partners Corp. (I)(L)	26,454	289,407
National Western Life Insurance
Company, Class A	1,481	200,676
OneBeacon Insurance Group, Ltd.	14,099	192,310

307

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Platinum Underwriters Holdings, Ltd.	21,897	$673,333
Presidential Life Corp. (L)	15,523	127,599
Primerica, Inc.	20,477	441,484
ProAssurance Corp.	18,270	1,315,805
RLI Corp. (L)	10,998	699,253
Safety Insurance Group, Inc.	7,531	284,898
SeaBright Holdings, Inc.	14,915	107,388
Selective Insurance Group, Inc. (L)	33,179	432,986
State Auto Financial Corp.	9,552	125,609
Stewart Information Services Corp. (L)	12,496	110,465
Symetra Financial Corp.	40,603	330,914
The Navigators Group, Inc. (I)	8,635	373,032
The Phoenix Companies, Inc. (I)(L)	73,970	90,243
Tower Group, Inc.	22,533	515,104
United Fire & Casualty Company	13,409	237,205

		16,169,445
Real Estate Investment Trusts - 8.03%
Acadia Realty Trust (L)	24,888	465,406
Agree Realty Corp. (L)	6,961	151,611
Alexander’s, Inc.	1,239	447,304
American Assets Trust, Inc.	19,492	349,881
American Campus Communities, Inc.	40,479	1,506,224
Anworth Mortgage Asset Corp.	72,838	495,298
Apollo Commercial Real Estate Finance, Inc.	12,293	161,899
Armour Residential REIT, Inc. (L)	30,177	205,204
Ashford Hospitality Trust, Inc.	28,095	197,227
Associated Estates Realty Corp.	24,816	383,655
BioMed Realty Trust, Inc.	77,978	1,292,095
Campus Crest Communities, Inc.	18,796	204,500
CapLease, Inc.	44,896	162,075
Capstead Mortgage Corp.	44,801	517,004
CBL & Associates Properties, Inc. (L)	88,910	1,010,018
Cedar Shopping Centers, Inc.	35,659	110,899
Chatham Lodging Trust	10,484	104,001
Chesapeake Lodging Trust	19,250	232,348
Cogdell Spencer, Inc.	30,310	114,269
Colonial Properties Trust (L)	49,911	906,384
Colony Financial, Inc. (L)	19,180	247,806
Coresite Realty Corp.	12,328	176,907
Cousins Properties, Inc.	55,871	326,845
CreXus Investment Corp.	31,793	282,322
CubeSmart (L)	59,987	511,689
CYS Investments, Inc. (L)	49,148	594,199
DCT Industrial Trust, Inc. (L)	145,648	639,395
DiamondRock Hospitality Company (L)	100,079	699,552
DuPont Fabros Technology, Inc. (L)	35,173	692,556
Dynex Capital, Inc.	25,855	208,391
EastGroup Properties, Inc.	16,277	620,805
Education Realty Trust, Inc.	43,256	371,569
Entertainment Properties Trust (L)	27,522	1,072,808
Equity Lifestyle Properties, Inc.	15,180	951,786
Equity One, Inc. (L)	30,928	490,518
Excel Trust, Inc. (L)	11,665	112,217
Extra Space Storage, Inc.	56,194	1,046,894
FelCor Lodging Trust, Inc. (I)(L)	76,207	177,562
First Industrial Realty Trust, Inc. (I)	47,201	377,608
First Potomac Realty Trust	29,683	370,147
Franklin Street Properties Corp. (L)	42,186	477,124
Getty Realty Corp. (L)	15,481	223,236
Gladstone Commercial Corp. (L)	8,182	128,294
Glimcher Realty Trust	60,715	429,862
Government Properties Income Trust	18,075	388,793
Hatteras Financial Corp. (L)	43,015	1,082,257
Healthcare Realty Trust, Inc.	43,012	724,752

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Hersha Hospitality Trust	85,352	$295,318
Highwoods Properties, Inc. (L)	42,480	1,200,485
Home Properties, Inc. (L)	23,017	1,306,445
Hudson Pacific Properties, Inc.	13,462	156,563
Inland Real Estate Corp.	47,962	350,123
Invesco Mortgage Capital, Inc.	39,166	553,416
Investors Real Estate Trust (L)	47,901	344,887
iStar Financial, Inc. (I)(L)	55,471	322,841
Kilroy Realty Corp. (L)	34,664	1,084,983
Kite Realty Group Trust	36,970	135,310
LaSalle Hotel Properties	50,857	976,454
Lexington Realty Trust (L)	71,961	470,625
LTC Properties, Inc.	17,193	435,327
Medical Properties Trust, Inc.	66,464	594,853
MFA Financial, Inc.	206,308	1,448,282
Mid-America Apartment Communities, Inc.	21,600	1,300,752
Mission West Properties, Inc.	14,427	109,501
Monmouth Real Estate Investment Corp.	24,760	196,347
MPG Office Trust, Inc. (I)(L)	33,473	70,628
National Health Investments, Inc.	16,089	677,830
National Retail Properties, Inc. (L)	49,518	1,330,549
Newcastle Investment Corp.	48,316	196,646
NorthStar Realty Finance Corp.	58,040	191,532
Omega Healthcare Investors, Inc.	60,134	957,935
One Liberty Properties, Inc. (L)	8,233	120,696
Parkway Properties, Inc.	14,023	154,393
Pebblebrook Hotel Trust	30,527	477,748
Pennsylvania Real Estate Investment Trust (L)	33,275	257,216
Pennymac Mortgage Investment Trust	16,735	266,087
Post Properties, Inc.	29,579	1,027,574
Potlatch Corp.	23,909	753,612
PS Business Parks, Inc.	11,113	550,538
Rait Financial Trust (L)	23,548	79,828
Ramco-Gershenson Properties Trust	23,452	192,306
Redwood Trust, Inc. (L)	47,129	526,431
Resource Capital Corp. (L)	42,683	213,415
Retail Opportunity Investments Corp. (L)	25,706	284,822
RLJ Lodging Trust	16,226	207,206
Sabra Healthcare REIT, Inc.	16,106	153,651
Saul Centers, Inc.	5,087	171,991
Sovran Self Storage, Inc. (L)	16,626	617,988
Stag Industrial, Inc.	11,733	119,677
Starwood Property Trust, Inc. (L)	54,609	937,090
Strategic Hotels & Resorts, Inc. (I)	105,901	456,433
Summit Hotel Properties, Inc.	17,732	125,188
Sun Communities, Inc.	12,820	451,136
Sunstone Hotel Investors, Inc. (I)(L)	71,419	406,374
Tanger Factory Outlet Centers, Inc.	47,905	1,246,009
Terreno Realty Corp.	8,272	106,130
Two Harbors Investment Corp.	51,427	454,100
UMH Properties, Inc.	11,066	100,590
Universal Health Realty Income Trust	8,465	284,509
Urstadt Biddle Properties, Inc., Class A	17,678	282,318
Washington Real Estate Investment Trust (L)	38,947	1,097,526
Winthrop Realty Trust	18,149	157,715

		49,431,125
Real Estate Management & Development - 0.12%
Avatar Holdings, Inc. (I)	6,293	51,477
Consolidated-Tomoka Land Company	3,357	88,155
Forestar Group, Inc. (I)(L)	21,743	237,216
Kennedy-Wilson Holdings, Inc. (L)	15,041	159,435
Tejon Ranch Company (I)	8,623	205,831

		742,114

308

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 1.10%
Abington Bancorp, Inc. (L)	14,805	$106,596
Astoria Financial Corp. (L)	51,439	395,566
Bank Mutual Corp.	32,343	84,415
BankFinancial Corp. (L)	15,453	102,608
Beneficial Mutual Bancorp, Inc. (I)	21,946	163,498
Berkshire Hill Bancorp, Inc.	11,996	221,566
BofI Holding, Inc. (I)	7,084	95,351
Brookline Bancorp, Inc. (L)	36,820	283,882
Dime Community Bancshares	20,394	206,591
Doral Financial Corp. (I)	79,258	86,391
ESSA Bancorp, Inc.	9,877	103,807
Federal Agricultural
Mortgage Corp., Class C (L)	6,311	120,098
First Defiance Financial Corp. (I)	7,363	98,664
First Financial Holdings, Inc.	11,920	47,799
First PacTrust Bancorp, Inc.	6,378	72,263
Flagstar Bancorp, Inc. (I)	120,843	59,201
Flushing Financial Corp.	20,627	222,772
Home Federal Bancorp, Inc.	12,227	95,615
MGIC Investment Corp. (I)(L)	113,481	212,209
Northwest Bancshares, Inc. (L)	63,132	751,902
OceanFirst Financial Corp.	10,569	123,340
Ocwen Financial Corp. (I)	44,658	589,932
Oritani Financial Corp.	34,607	445,046
Provident Financial Services, Inc.	36,240	389,580
Provident New York Bancorp	24,102	140,274
Radian Group, Inc. (L)	80,775	176,897
Rockville Financial, Inc.	19,591	185,723
Territorial Bancorp, Inc.	8,776	168,060
The PMI Group, Inc. (I)	98,465	19,693
TrustCo Bank Corp. (L)	46,753	208,518
United Financial Bancorp, Inc.	11,633	159,256
Viewpoint Financial Group	22,612	258,907
Walker & Dunlop, Inc. (I)	7,007	81,421
Westfield Financial, Inc.	20,646	136,057
WSFS Financial Corp.	4,597	145,127

		6,758,625

		126,440,684
Health Care - 12.16%
Biotechnology - 3.47%
Achillion Pharmaceuticals, Inc. (I)(L)	24,260	114,507
Acorda Therapeutics, Inc. (I)	23,751	474,070
Affymax, Inc. (I)	22,861	102,417
Alkermes PLC (I)	57,120	871,651
Allos Therapeutics, Inc. (I)	52,094	95,853
Alnylam Pharmaceuticals, Inc. (I)(L)	23,472	154,211
AMAG Pharmaceuticals, Inc. (I)(L)	13,403	197,828
Amicus Therapeutics, Inc. (I)	7,387	28,366
Anthera Pharmaceuticals, Inc. (I)	11,301	53,906
Ardea Biosciences, Inc. (I)(L)	10,413	162,651
Arena Pharmaceuticals, Inc. (I)(L)	95,408	138,342
Ariad Pharmaceuticals, Inc. (I)(L)	79,267	696,757
Arqule, Inc. (I)	33,673	170,049
Array BioPharma, Inc. (I)	41,323	80,993
Astex Pharmaceuticals (I)	36,832	70,717
AVEO Pharmaceuticals, Inc. (I)	16,082	247,502
AVI BioPharma, Inc. (I)	89,608	100,361
BioCryst Pharmaceuticals, Inc. (I)(L)	13,136	36,255
Biosante Pharmaceuticals, Inc. (I)(L)	58,402	133,157
Biotime, Inc. (I)(L)	11,690	51,553
Cell Therapeutics, Inc. (I)(L)	106,695	113,097
Celldex Therapeutics, Inc. (I)(L)	30,117	68,817
Cepheid, Inc. (I)(L)	37,046	1,438,496

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Chelsea Therapeutics International, Inc. (I)(L)	33,343	$121,702
Codexis, Inc. (I)	15,839	72,384
Cubist Pharmaceuticals, Inc. (I)(L)	35,850	1,266,222
Curis, Inc. (I)(L)	47,689	150,697
Cytori Therapeutics, Inc. (I)(L)	30,829	90,946
Dusa Pharmaceuticals, Inc. (I)	16,437	60,817
Dyax Corp. (I)	66,551	83,854
Dynavax Technologies Corp. (I)(L)	72,704	135,229
Emergent Biosolutions, Inc. (I)	14,254	219,939
Enzon Pharmaceuticals, Inc. (I)(L)	25,338	178,380
Exact Sciences Corp. (I)(L)	31,845	211,132
Exelixis, Inc. (I)	77,241	421,736
Genomic Health, Inc. (I)(L)	10,138	222,833
Geron Corp. (I)(L)	78,493	166,405
Halozyme Therapeutics, Inc. (I)(L)	49,726	305,318
Idenix Pharmaceuticals, Inc. (I)	33,724	168,283
Immunogen, Inc. (I)(L)	45,129	494,614
Immunomedics, Inc. (I)(L)	41,585	133,072
Incyte Corp. (I)(L)	53,264	744,098
Infinity Pharmaceuticals, Inc. (I)	13,022	91,805
Inhibitex, Inc. (I)	39,726	97,726
Insmed, Inc. (I)(L)	15,434	78,713
InterMune, Inc. (I)	29,383	593,537
Ironwood Pharmaceuticals, Inc. (I)	30,649	331,009
Isis Pharmaceuticals, Inc. (I)(L)	60,641	411,146
Keryx Biopharmaceuticals Inc. (I)(L)	42,585	127,755
Lexicon Pharmaceuticals, Inc. (I)(L)	104,636	96,255
Ligand Pharmaceuticals, Inc., Class B (I)	12,614	172,560
Mannkind Corp. (I)(L)	48,342	183,216
Maxygen, Inc.	20,677	113,103
Medivation, Inc. (I)(L)	19,019	322,943
Metabolix, Inc. (I)	21,701	95,050
Micromet, Inc. (I)(L)	55,761	267,653
Momenta Pharmaceuticals, Inc. (I)	27,826	319,999
Nabi Biopharmaceuticals (I)	39,014	65,544
Neurocrine Biosciences, Inc. (I)	30,212	180,668
Novavax, Inc. (I)(L)	62,415	100,488
NPS Pharmaceuticals, Inc. (I)	51,871	337,680
Nymox Pharmaceutical Corp. (I)(L)	12,868	105,260
OncoGenex Pharmaceutical, Inc. (I)(L)	7,009	68,688
Oncothyreon, Inc. (I)(L)	25,448	152,179
Onyx Pharmaceuticals, Inc. (I)	38,001	1,140,410
Opko Health, Inc. (I)(L)	66,507	287,975
Osiris Therapeutics, Inc. (I)(L)	11,831	60,575
PDL BioPharma, Inc. (L)	83,778	464,968
Peregrine Pharmaceuticals, Inc. (I)(L)	47,729	52,025
Pharmacyclics, Inc. (I)(L)	27,783	328,673
PharmAthene, Inc. (I)(L)	16,714	29,417
Progenics Pharmaceuticals, Inc. (I)(L)	19,349	111,063
Raptor Pharmaceutical Corp. (I)	20,880	94,169
Rigel Pharmaceuticals, Inc. (I)	41,694	306,868
Sangamo Biosciences, Inc. (I)(L)	32,586	141,749
Savient Pharmaceuticals, Inc. (I)(L)	43,387	177,887
SciClone Pharmaceuticals, Inc. (I)(L)	21,500	81,915
Seattle Genetics, Inc. (I)(L)	57,960	1,104,718
SIGA Technologies, Inc. (I)(L)	21,307	69,674
Spectrum Pharmaceuticals, Inc. (I)(L)	31,473	240,139
Targacept, Inc. (I)	16,627	249,405
Theravance, Inc. (I)	41,598	837,784
Vanda Pharmaceuticals, Inc. (I)	18,607	92,105
Vical, Inc. (I)(L)	44,462	110,266
Zalicus Inc.	48,288	47,351
ZIOPHARM Oncology, Inc. (I)(L)	36,226	159,757

		21,351,087

309

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.13%
Abaxis, Inc. (I)(L)	13,560	$310,660
ABIOMED, Inc. (I)	19,079	210,441
Accuray, Inc. (I)	41,465	166,689
Align Technology, Inc. (I)	36,793	558,150
Alphatec Holdings, Inc. (I)(L)	34,931	73,704
Analogic Corp.	7,394	335,762
AngioDynamics, Inc. (I)	15,401	202,369
Antares Pharma, Inc. (I)(L)	57,949	134,442
Arthrocare Corp. (I)	16,471	473,871
Atricure, Inc. (I)	9,401	91,566
Atrion Corp.	972	201,583
Biolase Technology, Inc. (I)(L)	20,097	60,291
Cantel Medical Corp.	7,970	168,326
Cardiovascular Systems, Inc. (I)	8,475	96,530
Cerus Corp. (I)(L)	32,994	69,947
Conceptus, Inc. (I)(L)	19,468	203,830
CONMED Corp. (I)	16,631	382,679
CryoLife, Inc. (I)	19,600	88,004
Cyberonics, Inc. (I)	17,018	481,609
Delcath Systems, Inc. (I)(L)	27,646	92,338
DexCom, Inc. (I)	40,703	488,436
Endologix, Inc. (I)	29,814	299,333
Exactech, Inc. (I)	6,140	86,451
Greatbatch, Inc. (I)	13,815	276,438
Haemonetics Corp. (I)	15,174	887,376
Hansen Medical, Inc. (I)(L)	29,725	98,687
HeartWare International, Inc. (I)(L)	7,275	468,583
ICU Medical, Inc. (I)	7,154	263,267
Insulet Corp. (I)(L)	27,873	425,342
Integra LifeSciences Holdings Corp. (I)	12,493	446,875
Invacare Corp.	17,092	393,800
IRIS International, Inc. (I)	12,542	112,502
Kensey Nash Corp. (I)	5,795	141,978
MAKO Surgical Corp. (I)(L)	19,274	659,556
Masimo Corp. (L)	31,428	680,416
Medical Action Industries, Inc. (I)	11,352	57,328
Meridian Bioscience, Inc. (L)	24,557	386,527
Merit Medical Systems, Inc. (I)	21,693	285,046
Natus Medical, Inc. (I)	17,847	169,725
Neogen Corp. (I)	14,171	492,017
Neoprobe Corp. (I)(L)	54,735	162,016
NuVasive, Inc. (I)(L)	23,825	406,693
NxStage Medical, Inc. (I)(L)	26,980	562,803
OraSure Technologies, Inc. (I)	28,635	227,935
Orthofix International NV (I)	10,729	370,258
Palomar Medical Technologies, Inc. (I)	12,362	97,413
Quidel Corp. (I)(L)	17,342	283,889
Rockwell Medical Technologies, Inc. (I)(L)	10,555	86,129
RTI Biologics, Inc. (I)	37,590	123,671
Solta Medical, Inc. (I)	40,908	51,135
SonoSite, Inc. (I)(L)	8,471	257,010
Spectranetics Corp. (I)	22,090	157,723
STAAR Surgical Company (I)	24,107	188,035
Stereotaxis, Inc. (I)(L)	30,942	34,346
STERIS Corp.	34,933	1,022,489
SurModics, Inc. (I)	10,117	92,065
Symmetry Medical, Inc. (I)	22,504	173,731
Synergetics USA, Inc. (I)(L)	16,324	87,986
Synovis Life Technologies, Inc. (I)	7,868	131,396
Tornier BV (I)(L)	6,191	126,854
Unilife Corp. (I)(L)	36,087	151,565
Uroplasty, Inc. (I)	13,539	65,664
Vascular Solutions, Inc. (I)	11,545	132,190
Volcano Corp. (I)(L)	31,264	926,352
West Pharmaceutical Services, Inc.	19,859	736,769

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Wright Medical Group, Inc. (I)	23,964	$428,476
Young Innovations, Inc.	4,126	117,591
Zoll Medical Corp. (I)	13,152	496,356

		19,221,014
Health Care Providers & Services - 2.79%
Accretive Health, Inc. (I)(L)	24,054	510,666
Air Methods Corp. (I)	6,745	429,454
Almost Family, Inc. (I)	5,156	85,744
Amedisys, Inc. (I)	17,688	262,136
AMN Healthcare Services, Inc. (I)	24,817	99,516
Amsurg Corp. (I)	18,361	413,123
Assisted Living Concepts, Inc.	11,949	151,394
Bio-Reference Labs, Inc. (I)(L)	14,686	270,369
BioScrip, Inc. (I)	25,012	159,076
Capital Senior Living Corp. (I)	17,432	107,555
CardioNet, Inc. (I)	17,070	51,210
Centene Corp. (I)	29,801	854,395
Chemed Corp.	12,556	690,078
Chindex International, Inc. (I)(L)	7,776	68,507
Continucare Corp. (I)	18,509	118,087
Corvel Corp. (I)	3,781	160,693
Cross Country Healthcare, Inc. (I)	18,618	77,823
Emeritus Corp. (I)(L)	18,647	262,923
Examworks Group, Inc. (I)	16,109	163,990
Five Star Quality Care, Inc. (I)	20,001	50,003
Gentiva Health Services, Inc. (I)	18,564	102,473
Hanger Orthopedic Group, Inc. (I)	19,870	375,344
Healthsouth Corp. (I)(L)	56,714	846,740
Healthspring, Inc. (I)	40,441	1,474,479
Healthways, Inc. (I)	20,444	200,965
HMS Holdings Corp. (I)	50,772	1,238,329
IPC The Hospitalist Company, Inc. (I)	9,776	348,905
Kindred Healthcare, Inc. (I)(L)	30,982	267,065
Landauer, Inc.	5,626	278,712
LHC Group, Inc. (I)(L)	9,506	162,172
Magellan Health Services, Inc. (I)	18,941	914,850
MedCath Corp.	12,833	178,122
Medquist Holdings, Inc. (I)(L)	19,286	145,802
Metropolitan Health Networks, Inc. (I)	26,691	121,177
Molina Healthcare, Inc. (I)	16,599	256,289
MWI Veterinary Supply, Inc. (I)	7,637	525,578
National Healthcare Corp.	6,575	212,373
Owens & Minor, Inc.	37,311	1,062,617
PharMerica Corp. (I)	17,795	253,935
PSS World Medical, Inc. (I)(L)	32,995	649,672
RadNet, Inc. (I)	21,493	52,443
Select Medical Holdings Corp. (I)	26,932	179,636
Skilled Healthcare Group, Inc. (I)	12,349	44,580
Sun Healthcare Group, Inc. (I)	15,712	42,422
Sunrise Senior Living, Inc. (I)(L)	34,367	159,119
Team Health Holdings, Inc. (I)	16,247	266,776
The Ensign Group, Inc.	9,714	224,491
The Providence Service Corp. (I)	8,739	93,070
Triple-S Management Corp., Class B (I)	11,814	197,885
Universal American Corp.	19,527	196,442
US Physical Therapy, Inc.	7,472	138,381
WellCare Health Plans, Inc. (I)	25,384	964,084

		17,161,670
Health Care Technology - 0.65%
athenahealth, Inc. (I)(L)	21,000	1,250,550
Computer Programs & Systems, Inc.	6,544	432,886
HealthStream, Inc. (I)	9,790	125,606
MedAssets, Inc. (I)	29,284	281,419

310

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
Medidata Solutions, Inc. (I)	12,826	$210,859
Merge Healthcare, Inc. (I)	32,142	195,745
Omnicell, Inc. (I)	20,159	277,791
Quality Systems, Inc. (L)	11,508	1,116,276
Transcend Services, Inc. (I)	5,539	124,849

		4,015,981
Life Sciences Tools & Services - 0.43%
Affymetrix, Inc. (I)(L)	42,456	208,034
Caliper Life Sciences, Inc. (I)	29,050	304,154
Cambrex Corp. (I)	20,836	105,013
Complete Genomics, Inc. (I)	6,291	36,928
Enzo Biochem, Inc. (I)(L)	26,436	67,941
eResearch Technology, Inc. (I)	31,311	139,647
Furiex Pharmaceuticals, Inc. (I)	6,813	96,949
Harvard Bioscience, Inc. (I)	16,817	70,968
Luminex Corp. (I)	22,542	499,756
Medtox Scientific, Inc.	5,722	74,901
Pacific Biosciences of California, Inc. (I)	20,631	66,226
Parexel International Corp. (I)	35,422	670,538
Sequenom, Inc. (I)(L)	59,417	302,433

		2,643,488
Pharmaceuticals - 1.69%
Aegerion Pharmaceuticals, Inc. (I)(L)	5,067	64,199
Akorn, Inc. (I)	34,551	269,843
Ampio Pharmaceuticals, Inc. (I)(L)	16,341	108,668
Auxilium Pharmaceuticals, Inc. (I)	29,164	437,168
AVANIR Pharmaceuticals, Class A (I)(L)	75,441	215,761
Cadence Pharmaceuticals, Inc. (I)(L)	23,690	155,170
Columbia Laboratories, Inc. (I)(L)	47,289	92,214
Corcept Therapeutics, Inc. (I)	26,684	82,720
Depomed, Inc. (I)(L)	32,861	177,449
Durect Corp. (I)	54,123	87,138
Endocyte, Inc. (I)(L)	9,266	98,220
Forest Laboratories, Inc., CVR	7,662	7,279
Hi-Tech Pharmacal Company, Inc. (I)	6,495	218,232
Impax Laboratories, Inc. (I)	39,278	703,469
Indevus Pharmaceuticals, Inc.	38,347	3,106
Ista Pharmaceuticals, Inc. (I)	16,709	57,646
Jazz Pharmaceuticals, Inc. (I)	13,344	554,043
K-V Pharmaceutical Company, Class A (I)(L)	27,630	37,301
MAP Pharmaceuticals, Inc. (I)	13,511	197,531
Medicis Pharmaceutical Corp., Class A	36,854	1,344,434
Nektar Therapeutics (I)(L)	69,595	337,536
Obagi Medical Products, Inc. (I)	12,721	115,379
Optimer Pharmaceuticals, Inc. (I)(L)	28,028	387,908
Pain Therapeutics, Inc. (I)	23,915	113,835
Par Pharmaceutical Companies, Inc. (I)	21,743	578,799
Pozen, Inc. (I)	12,116	29,200
Questcor Pharmaceuticals, Inc. (I)(L)	31,940	870,684
Sagent Pharmaceuticals, Inc. (I)	4,012	81,203
Salix Pharmaceuticals, Ltd. (I)	35,095	1,038,812
Santarus, Inc. (I)(L)	36,483	101,788
The Medicines Company (I)	32,676	486,219
Viropharma, Inc. (I)(L)	45,423	820,794
Vivus, Inc. (I)(L)	49,878	402,515
XenoPort, Inc. (I)	22,555	133,075

		10,409,338

		74,802,578
Industrials - 14.28%
Aerospace & Defense - 1.87%
AAR Corp.	23,681	394,762
Aerovironment, Inc. (I)(L)	10,275	289,241

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
American Science & Engineering, Inc.	5,270	$321,734
Astronics Corp. (I)	5,933	167,607
Astronics Corp., Class B (I)	593	16,337
Ceradyne, Inc. (I)	14,951	402,032
Cubic Corp.	9,393	366,985
Curtiss-Wright Corp.	27,458	791,614
DigitalGlobe, Inc. (I)	21,071	409,410
Ducommun, Inc.	7,041	105,474
Esterline Technologies Corp. (I)	18,094	937,993
GenCorp, Inc. (I)(L)	36,941	165,865
GeoEye, Inc. (I)	13,464	381,704
HEICO Corp. (L)	24,787	1,220,512
Hexcel Corp. (I)	58,349	1,293,014
Kratos Defense & Security Solutions, Inc. (I)	21,179	142,323
LMI Aerospace, Inc. (I)	5,916	100,927
Moog, Inc., Class A (I)	27,059	882,665
National Presto Industries, Inc. (L)	2,923	254,038
Orbital Sciences Corp., Class A (I)	34,971	447,629
Taser International, Inc. (I)	38,859	167,482
Teledyne Technologies, Inc. (I)	21,829	1,066,565
The Keyw Holding Corp. (I)	11,817	84,019
Triumph Group, Inc.	22,240	1,083,978

		11,493,910
Air Freight & Logistics - 0.31%
Air Transport Services Group, Inc. (I)	34,125	147,761
Atlas Air Worldwide Holdings, Inc. (I)	15,826	526,848
Forward Air Corp. (L)	18,125	461,281
HUB Group, Inc., Class A (I)	22,381	632,711
Pacer International, Inc. (I)(L)	23,451	87,941
Park-Ohio Holdings Corp. (I)	5,758	69,154

		1,925,696
Airlines - 0.56%
Alaska Air Group, Inc. (I)	21,205	1,193,629
Allegiant Travel Company (I)(L)	8,804	414,933
Hawaiian Holdings, Inc. (I)	33,249	139,978
JetBlue Airways Corp. (I)(L)	146,813	601,933
Republic Airways Holdings, Inc. (I)	31,321	88,638
Skywest, Inc. (L)	31,653	364,326
Spirit Airlines, Inc. (I)	9,675	120,938
US Airways Group, Inc. (I)(L)	97,314	535,227

		3,459,602
Building Products - 0.64%
AAON, Inc. (L)	11,482	180,842
Ameresco, Inc., Class A (I)	11,592	117,775
American Woodmark Corp.	6,403	77,540
Ameron International Corp.	5,433	461,479
AO Smith Corp.	22,561	722,629
Apogee Enterprises, Inc.	17,415	149,595
Gibraltar Industries, Inc. (I)	18,997	154,256
Griffon Corp. (I)(L)	29,305	239,715
Insteel Industries, Inc.	11,873	119,561
NCI Building Systems, Inc. (I)	13,071	98,817
Quanex Building Products Corp.	22,602	247,492
Simpson Manufacturing Company, Inc. (L)	24,765	617,391
Trex Company, Inc. (I)(L)	9,576	153,503
Universal Forest Products, Inc.	11,832	284,560
USG Corp. (I)(L)	43,185	290,635

		3,915,790
Commercial Services & Supplies - 2.47%
A.T. Cross Company, Class A (I)	6,760	76,253
ABM Industries, Inc.	31,741	604,983
ACCO Brands Corp. (I)	33,904	161,722

311

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
American Reprographics Company (I)	23,364	$78,503
APAC Customer Services, Inc. (I)	20,228	172,343
Casella Waste Systems, Inc., Class A (I)	18,656	98,131
Cenveo, Inc. (I)(L)	36,430	109,654
Clean Harbors, Inc. (I)	27,958	1,434,245
Consolidated Graphics, Inc. (I)	5,479	200,148
Courier Corp.	8,565	56,015
Deluxe Corp.	30,524	567,746
EnergySolutions, Inc. (I)	48,478	171,127
EnerNOC, Inc. (I)(L)	14,492	130,428
Ennis, Inc.	15,691	204,924
Fuel Tech, Inc. (I)(L)	8,283	48,207
G&K Services, Inc., Class A	11,215	286,431
Healthcare Services Group, Inc.	39,873	643,550
Herman Miller, Inc.	34,461	615,473
Higher One Holdings, Inc. (I)(L)	18,530	301,483
HNI Corp.	26,825	513,162
InnerWorkings, Inc. (I)(L)	16,695	130,889
Interface, Inc., Class A	31,675	375,666
Intersections, Inc.	5,934	76,252
Kimball International, Inc., Class B	20,916	101,652
Knoll, Inc.	28,816	394,779
M&F Worldwide Corp. (I)(L)	6,663	164,043
McGrath Rentcorp	14,536	345,811
Metalico, Inc. (I)(L)	26,089	101,747
Mine Safety Appliances Company	16,201	436,779
Mobile Mini, Inc. (I)	21,998	361,647
Multi-Color Corp.	7,359	166,240
Quad/Graphics, Inc. (L)	15,103	272,911
Rollins, Inc.	37,701	705,386
Schawk, Inc., Class A	7,633	75,338
Standard Parking Corp. (I)	10,966	171,508
Steelcase, Inc., Class A	47,689	300,918
Swisher Hygiene, Inc. (I)(L)	51,294	207,741
Sykes Enterprises, Inc. (I)	25,332	378,713
Team, Inc. (I)	11,960	250,921
Tetra Tech, Inc. (I)	37,484	702,450
The Brinks Company	27,926	650,955
The Geo Group, Inc. (I)(L)	38,927	722,485
TMS International Corp. (I)	9,116	66,364
Trc Cos, Inc. (I)	13,207	39,753
Unifirst Corp.	8,522	385,961
United Stationers, Inc.	27,399	746,623
US Ecology, Inc.	12,689	196,299
Viad Corp.	12,296	208,786

		15,213,145
Construction & Engineering - 0.70%
Comfort Systems USA, Inc.	23,239	193,348
Dycom Industries, Inc. (I)	21,145	323,519
EMCOR Group, Inc.	39,864	810,435
Furmanite Corp. (I)	23,579	127,562
Granite Construction, Inc.	23,148	434,488
Great Lakes Dredge & Dock Corp.	36,564	148,815
Insituform Technologies, Inc., Class A (I)(L)	23,895	276,704
Layne Christensen Company (I)	11,865	274,082
MasTec, Inc. (I)	33,981	598,405
Michael Baker Corp. (I)	5,559	106,344
MYR Group, Inc. (I)	12,343	217,731
Northwest Pipe Company (I)	6,121	124,195
Orion Marine Group, Inc. (I)	17,444	100,652
Pike Electric Corp. (I)	10,950	74,132
Primoris Services Corp.	16,327	170,780
Sterling Construction Company, Inc. (I)	10,973	122,568

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Tutor Perini Corp.	18,739	$215,311

		4,319,071
Electrical Equipment - 1.19%
A123 Systems, Inc. (I)(L)	54,124	186,187
Active Power, Inc. (I)(L)	55,849	72,045
Acuity Brands, Inc.	25,732	927,381
American Superconductor Corp. (I)(L)	27,625	108,566
AZZ, Inc. (L)	8,249	319,814
Belden, Inc.	28,385	732,049
Brady Corp., Class A (L)	28,361	749,581
Broadwind Energy, Inc. (I)	69,906	22,377
Capstone Turbine Corp. (I)(L)	151,510	151,510
Encore Wire Corp. (L)	11,562	237,946
EnerSys (I)	30,082	602,242
Franklin Electric Company, Inc.	14,045	509,553
Fuelcell Energy, Inc. (I)(L)	79,899	67,107
Generac Holdings, Inc. (I)	15,090	283,843
Global Power Equipment Group, Inc. (I)	9,639	224,300
II-VI, Inc. (I)	31,059	543,533
LSI Industries, Inc.	13,347	83,152
Powell Industries, Inc. (I)	5,442	168,539
PowerSecure International, Inc. (I)	13,172	62,304
Preformed Line Products Company	1,581	72,410
Satcon Technology Corp. (I)(L)	58,027	55,126
Vicor Corp.	11,946	104,528
Woodward, Inc.	36,855	1,009,827

		7,293,920
Industrial Conglomerates - 0.22%
Raven Industries, Inc.	10,946	527,597
Seaboard Corp.	196	353,190
Standex International Corp.	7,717	240,230
Tredegar Industries, Inc.	14,305	212,143

		1,333,160
Machinery - 2.87%
3D Systems Corp. (I)(L)	25,286	353,751
Accuride Corp. (I)	24,705	126,490
Actuant Corp., Class A	40,963	809,019
Alamo Group, Inc.	4,549	94,574
Albany International Corp., Class A (L)	16,862	307,732
Altra Holdings, Inc. (I)	16,351	189,181
American Railcar Industries, Inc. (I)	6,181	95,064
Ampco-Pittsburgh Corp.	5,769	117,976
Astec Industries, Inc. (I)	11,863	347,349
Badger Meter, Inc. (L)	9,046	261,701
Barnes Group, Inc. (L)	32,489	625,413
Blount International, Inc. (I)	29,383	392,557
Briggs & Stratton Corp. (L)	30,111	406,800
Cascade Corp.	5,541	185,014
Chart Industries, Inc. (I)(L)	17,662	744,807
CIRCOR International, Inc.	10,318	303,040
CLARCOR, Inc.	30,102	1,245,621
Colfax Corp. (I)(L)	15,425	312,511
Columbus McKinnon Corp. (I)	12,085	132,452
Commercial Vehicle Group, Inc. (I)	18,220	119,705
Douglas Dynamics, Inc.	11,787	150,638
Dynamic Materials Corp.	8,630	135,923
Energy Recovery, Inc. (I)	32,502	97,831
EnPro Industries, Inc. (I)(L)	12,472	370,169
ESCO Technologies, Inc.	16,035	408,893
Federal Signal Corp.	39,392	174,113
Flow International Corp. (I)	32,882	72,669
Force Protection, Inc. (I)	43,408	167,121
FreightCar America, Inc. (I)	7,811	112,557

312

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Graham Corp.	6,530	$108,659
Greenbrier Companies, Inc. (I)(L)	11,189	130,352
Hurco Companies, Inc. (I)	4,487	91,086
John Bean Technologies Corp.	17,106	243,932
Kadant, Inc. (I)	7,592	134,834
Kaydon Corp. (L)	19,404	556,507
LB Foster Co.	5,962	132,535
Lindsay Corp. (L)	7,445	400,541
Lydall, Inc. (I)	11,206	99,733
Meritor, Inc. (I)(L)	57,046	402,745
Met-Pro Corp.	12,325	105,749
Middleby Corp. (I)(L)	11,275	794,437
Miller Industries, Inc.	8,085	140,275
Mueller Industries, Inc.	22,792	879,543
Mueller Water Products, Inc.	94,059	233,266
NACCO Industries, Inc., Class A	3,501	221,963
NN, Inc. (I)	11,018	55,641
PMFG, Inc. (I)(L)	10,307	162,541
RBC Bearings, Inc. (I)	13,117	445,847
Robbins & Myers, Inc.	23,572	818,184
Sauer-Danfoss, Inc. (I)	6,967	201,346
Sun Hydraulics, Inc.	12,033	245,233
Tecumseh Products Company, Class A (I)	12,465	90,870
Tennant Company	11,434	404,421
The Gorman-Rupp Company	9,157	226,086
Titan International, Inc. (L)	25,132	376,980
TriMas Corp. (I)	15,425	229,061
Twin Disc, Inc.	5,262	140,338
Wabash National Corp. (I)(L)	41,190	196,476
Watts Water Technologies, Inc., Class A (L)	17,936	477,994
Xerium Technologies, Inc. (I)(L)	7,309	76,525

		17,684,371
Marine - 0.05%
Eagle Bulk Shipping, Inc. (I)(L)	42,063	66,039
Excel Maritime Carriers, Ltd. (I)(L)	30,232	62,883
Genco Shipping & Trading, Ltd. (I)(L)	18,887	147,507

		276,429
Professional Services - 1.41%
Acacia Research (I)(L)	25,704	925,087
Barrett Business Services, Inc.	5,968	83,194
CBIZ, Inc. (I)(L)	24,915	164,190
CDI Corp.	8,518	90,972
CoStar Group, Inc. (I)	15,187	789,268
CRA International, Inc. (I)	7,014	140,350
Exponent, Inc. (I)	8,492	350,974
FTI Consulting, Inc. (I)	25,061	922,495
GP Strategies Corp. (I)	9,829	98,192
Heidrick & Struggles International, Inc.	10,927	179,749
Hill International, Inc. (I)	16,725	78,273
Hudson Highland Group, Inc. (I)(L)	23,413	80,072
Huron Consulting Group, Inc. (I)	13,396	417,017
ICF International, Inc. (I)	11,945	224,685
Insperity, Inc.	13,589	302,355
Kelly Services, Inc., Class A	16,019	182,617
Kforce, Inc. (I)	20,445	200,565
Korn/Ferry International (I)	28,337	345,428
Mistras Group, Inc. (I)	9,245	162,342
Navigant Consulting Company (I)	31,593	292,867
Odyssey Marine Exploration, Inc. (I)(L)	43,737	107,593
On Assignment, Inc. (I)	22,755	160,878
Pendrell Corp. (I)(L)	90,898	204,521
Resources Connection, Inc.	28,374	277,498
RPX Corp. (I)	6,017	124,612

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
School Specialty, Inc. (I)(L)	10,637	$75,842
The Advisory Board Company (I)	9,493	612,583
The Corporate Executive Board Company	20,692	616,622
The Dolan Company (I)	19,482	175,143
TrueBlue, Inc. (I)	26,568	301,015

		8,686,999
Road & Rail - 1.10%
AMERCO, Inc. (I)	5,215	325,677
Arkansas Best Corp.	15,725	253,959
Avis Budget Group, Inc. (I)(L)	63,227	611,405
Celadon Group, Inc.	14,025	124,542
Dollar Thrifty Automotive Group, Inc. (I)(L)	17,884	1,006,869
Genesee & Wyoming, Inc., Class A (I)	23,466	1,091,638
Heartland Express, Inc. (L)	30,879	418,719
Knight Transportation, Inc.	36,572	486,773
Marten Transport, Ltd.	10,720	184,813
Old Dominion Freight Line, Inc. (I)	28,625	829,266
Quality Distribution, Inc. (I)	10,687	95,862
RailAmerica, Inc. (I)	13,021	169,664
Roadrunner Transportation Systems, Inc. (I)	6,337	86,944
Saia, Inc. (I)	10,728	112,859
Swift Transporation Company (I)	48,765	314,047
Werner Enterprises, Inc. (L)	26,312	548,079
Zipcar, Inc. (I)(L)	6,272	112,896

		6,774,012
Trading Companies & Distributors - 0.89%
Aceto Corp.	19,062	100,838
Aircastle, Ltd.	34,315	326,679
Applied Industrial Technologies, Inc.	25,178	683,834
Beacon Roofing Supply, Inc. (I)(L)	27,785	444,282
CAI International, Inc. (I)	7,903	92,623
DXP Enterprises, Inc. (I)	5,631	106,032
H&E Equipment Services, Inc. (I)	17,469	144,119
Houston Wire & Cable Company (L)	11,467	131,756
Interline Brands, Inc. (I)	20,281	261,016
Kaman Corp., Class A	15,542	432,845
RSC Holdings, Inc. (I)	41,074	292,858
Rush Enterprises, Inc., Class A (I)	19,836	280,878
Seacube Container Leasing, Ltd.	7,527	91,303
TAL International Group, Inc.	12,037	300,203
Textainer Group Holdings, Ltd.	6,513	132,084
Titan Machinery, Inc. (I)(L)	9,325	166,918
United Rentals, Inc. (I)(L)	37,624	633,588
Watsco, Inc. (L)	16,556	846,012

		5,467,868

		87,843,973
Information Technology - 16.32%
Communications Equipment - 2.13%
ADTRAN, Inc.	38,539	1,019,742
Anaren, Inc. (I)	9,482	181,580
Arris Group, Inc. (I)(L)	74,136	763,601
Aruba Networks, Inc. (I)(L)	51,153	1,069,609
Aviat Networks, Inc. (I)	39,046	91,758
Bel Fuse, Inc., Class B	7,065	110,143
Black Box Corp.	10,639	227,143
Blue Coat Systems, Inc. (I)	26,223	363,975
Calix, Inc. (I)	22,533	175,757
Communications Systems, Inc.	4,894	63,622
Comtech Telecommunications Corp.	16,132	453,148
DG FastChannel, Inc. (I)(L)	16,577	280,980
Digi International, Inc. (I)	15,801	173,811
Emcore Corp. (I)(L)	55,569	55,013

313

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Emulex Corp. (I)	52,866	$338,342
Extreme Networks, Inc. (I)	57,596	152,629
Finisar Corp. (I)(L)	53,795	943,564
Globecomm Systems, Inc. (I)	14,016	189,356
Harmonic, Inc. (I)	69,756	297,161
Infinera Corp. (I)(L)	63,648	491,363
InterDigital, Inc. (L)	27,185	1,266,277
Ixia (I)	23,745	182,124
KVH Industries, Inc. (I)	10,460	82,739
Loral Space & Communications, Inc. (I)	6,524	326,852
Meru Networks, Inc. (I)(L)	7,712	62,853
Netgear, Inc. (I)	21,921	567,535
Oclaro, Inc. (I)	31,233	113,688
Oplink Communications, Inc. (I)	12,611	190,931
OpNext, Inc. (I)	20,256	25,320
Plantronics, Inc.	28,629	814,495
Powerwave Technologies, Inc. (I)(L)	102,808	176,830
Procera Networks, Inc. (I)	5,396	51,802
ShoreTel, Inc. (I)	28,804	143,444
Sonus Networks, Inc. (I)(L)	126,515	274,538
Sycamore Networks, Inc.	12,346	222,845
Symmetricom, Inc. (I)	27,956	121,329
Tekelec, Inc. (I)	37,332	225,485
Viasat, Inc. (I)(L)	21,787	725,725
Westell Technologies, Inc., Class A (I)	37,466	80,927

		13,098,036
Computers & Peripherals - 0.56%
Avid Technology, Inc. (I)(L)	17,857	138,213
Cray, Inc. (I)	23,951	127,180
Dot Hill Systems Corp. (I)	39,238	59,249
Electronics for Imaging, Inc. (I)	27,881	375,557
Imation Corp. (I)(L)	18,476	135,060
Immersion Corp. (I)	18,221	108,962
Intermec, Inc. (I)	36,182	235,907
Intevac, Inc. (I)	15,040	105,130
Novatel Wireless, Inc. (I)(L)	20,795	62,801
OCZ Technology Group, Inc. (I)(L)	31,301	151,810
Quantum Corp. (I)	135,895	245,970
Rimage Corp.	7,059	89,296
Silicon Graphics International Corp. (I)(L)	18,758	223,595
STEC, Inc. (I)(L)	24,717	250,630
Stratasys, Inc. (I)(L)	12,844	238,128
Super Micro Computer, Inc. (I)	16,245	203,550
Synaptics, Inc. (I)	20,608	492,531
Xyratex, Ltd. (L)	19,041	176,510

		3,420,079
Electronic Equipment, Instruments & Components - 2.30%
Aeroflex Holding Corp. (I)	12,196	110,984
Agilysys, Inc. (I)	11,636	82,965
Anixter International, Inc. (L)	17,298	820,617
Benchmark Electronics, Inc. (I)	36,247	471,573
Brightpoint, Inc. (I)	41,541	382,593
Checkpoint Systems, Inc. (I)	24,361	330,822
Cognex Corp.	24,856	673,846
Coherent, Inc. (I)	15,037	645,990
CTS Corp.	21,385	173,860
Daktronics, Inc.	21,059	180,686
DDi Corp.	10,959	79,343
DTS, Inc. (I)	10,395	258,108
Echelon Corp. (I)(L)	22,021	154,367
Electro Rent Corp.	11,616	160,417
Electro Scientific Industries, Inc. (I)	13,650	162,299
Fabrinet (I)	12,132	226,868

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
FARO Technologies, Inc. (I)	9,833	$310,231
FEI Company (I)	23,245	696,420
GSI Group, Inc. (I)	16,030	123,110
Insight Enterprises, Inc. (I)	28,133	425,934
KEMET Corp. (I)	26,388	188,674
Lecroy Corp. (I)	11,154	88,117
Littelfuse, Inc.	13,649	548,826
Maxwell Technologies, Inc. (I)(L)	17,409	320,500
Measurement Specialties, Inc. (I)	9,108	236,444
Mercury Computer Systems, Inc. (I)	18,180	209,070
Methode Electronics, Inc.	22,435	166,692
Microvision, Inc. (I)(L)	52,578	35,758
MTS Systems Corp.	9,358	286,729
Multi-Fineline Electronix, Inc. (I)	5,536	110,388
Newport Corp. (I)	22,558	243,852
OSI Systems, Inc. (I)	11,311	379,145
Park Electrochemical Corp.	12,342	263,749
Plexus Corp. (I)	22,614	511,529
Power-One, Inc. (I)(L)	41,173	185,279
Pulse Electronics Corp. (L)	28,713	82,119
RadiSys Corp. (I)	14,247	87,192
Richardson Electronics, Ltd.	10,230	139,230
Rofin-Sinar Technologies, Inc. (I)	17,179	329,837
Rogers Corp. (I)	9,556	373,926
Sanmina-SCI Corp. (I)	48,624	324,808
Scansource, Inc. (I)(L)	16,279	481,207
SYNNEX Corp. (I)	15,021	393,550
TTM Technologies, Inc. (I)(L)	31,422	298,823
Universal Display Corp. (I)(L)	23,117	1,108,229
Vishay Precision Group, Inc. (I)	8,033	105,875
X-Rite, Inc. (I)(L)	17,891	66,733
Zygo Corp. (I)	10,481	121,160

		14,158,474
Internet Software & Services - 1.77%
Active Network, Inc./the (I)	8,330	122,868
Ancestry.com, Inc. (I)(L)	19,061	447,934
comScore, Inc. (I)	19,377	326,890
Constant Contact, Inc. (I)(L)	17,942	310,217
Cornerstone Ondemand, Inc. (I)(L)	7,512	94,200
DealerTrack Holdings, Inc. (I)	24,837	389,196
Dice Holdings, Inc. (I)	29,310	229,204
Digital River, Inc. (I)	23,944	496,359
Earthlink, Inc.	67,139	438,418
Envestnet, Inc. (I)	11,761	117,610
InfoSpace, Inc. (I)	23,685	198,007
Internap Network Services Corp. (I)	32,272	158,778
IntraLinks Holdings, Inc. (I)	19,428	145,904
j2 Global Communications, Inc. (L)	27,907	750,698
Keynote Systems, Inc.	8,678	183,366
KIT Digital, Inc. (I)(L)	21,980	184,632
Limelight Networks, Inc. (I)(L)	41,875	98,825
Liquidity Services, Inc. (I)	11,333	363,449
LivePerson, Inc. (I)	31,986	318,261
LogMeIn, Inc. (I)	12,336	409,679
LoopNet, Inc. (I)	12,713	217,774
Marchex, Inc., Class B	13,966	118,711
Mediamind Technologies Inc. (I)	5,370	118,140
ModusLink Global Solutions, Inc.	30,286	105,698
Move, Inc. (I)	100,243	145,352
NIC, Inc.	38,699	443,104
OpenTable, Inc. (I)(L)	14,155	651,272
Openwave Systems, Inc. (I)	57,609	89,870
Perficient, Inc. (I)	15,832	115,890

314

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
QuinStreet, Inc. (I)	17,142	$177,420
RealNetworks, Inc.	13,418	113,114
Responsys, Inc. (I)	6,124	66,017
RightNow Technologies, Inc. (I)	14,966	494,626
Saba Software, Inc. (I)	19,158	110,350
Sciquest, Inc. (I)(L)	8,011	119,684
SPS Commerce, Inc. (I)	6,102	99,402
Stamps.com, Inc.	8,527	174,292
Support.com, Inc. (I)	32,608	64,564
Travelzoo, Inc. (I)(L)	3,356	73,798
United Online, Inc. (L)	54,015	282,498
ValueClick, Inc. (I)	47,414	737,762
Vocus, Inc. (I)	10,673	178,879
Web.com Group, Inc. (I)	18,597	129,807
XO Group, Inc. (I)	20,174	164,822
Zix Corp. (I)(L)	41,996	112,129

		10,889,470
IT Services - 1.92%
Acxiom Corp. (I)	48,889	520,179
CACI International, Inc., Class A (I)	17,862	892,028
Cardtronics, Inc. (I)	26,189	600,252
Cass Information Systems, Inc.	5,388	167,297
Ciber, Inc. (I)	39,028	118,255
Computer Task Group, Inc. (I)	10,122	113,063
Convergys Corp. (I)	62,746	588,557
CSG Systems International, Inc. (I)	21,522	272,038
Dynamics Research Corp. (I)	6,506	58,034
Echo Global Logistics, Inc. (I)(L)	7,407	98,513
Euronet Worldwide, Inc. (I)(L)	31,134	490,049
ExlService Holdings, Inc. (I)	9,807	215,754
Forrester Research, Inc.	8,686	282,382
Global Cash Access Holdings, Inc. (I)	43,243	110,702
Heartland Payment Systems, Inc.	23,109	455,709
iGate Corp. (L)	18,826	217,252
Jack Henry & Associates, Inc.	51,552	1,493,977
Lionbridge Technologies, Inc. (I)	41,990	103,295
ManTech International Corp., Class A (L)	13,903	436,276
MAXIMUS, Inc.	20,697	722,325
MoneyGram International, Inc. (I)	52,058	121,295
NCI, Inc. (I)	4,610	54,997
Ness Technologies, Inc. (I)	21,235	162,660
PRGX Global, Inc. (I)	13,681	64,574
Sapient Corp.	65,313	662,274
ServiceSource International, Inc. (I)	6,086	80,396
Syntel, Inc.	9,196	397,175
TeleTech Holdings, Inc. (I)	15,343	233,827
The Hackett Group, Inc. (I)	22,047	82,235
TNS, Inc. (I)	15,759	296,269
Unisys Corp. (I)	26,002	407,971
VeriFone Systems, Inc. (I)	7,641	267,588
Virtusa Corp. (I)	9,384	123,869
Wright Express Corp. (I)	23,074	877,735

		11,788,802
Semiconductors & Semiconductor Equipment - 3.60%
Advanced Analogic Technologies, Inc. (I)	26,849	116,256
Advanced Energy Industries, Inc. (I)	25,758	222,034
Alpha & Omega Semiconductor, Ltd. (I)(L)	9,525	78,200
Amkor Technology, Inc. (I)(L)	63,460	276,686
Amtech Systems, Inc. (I)	6,379	51,032
Anadigics, Inc. (I)(L)	42,515	91,832
Applied Micro Circuits Corp. (I)	38,606	207,314
ATMI, Inc. (I)	18,628	294,695
Axcelis Technologies, Inc. (I)	67,838	81,406

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
AXT, Inc. (I)	19,863	$100,110
Brooks Automation, Inc.	39,419	321,265
Cabot Microelectronics Corp. (I)	13,987	481,013
Cavium Inc. (I)(L)	28,995	783,155
Ceva, Inc. (I)	13,837	336,377
Cirrus Logic, Inc. (I)(L)	39,456	581,581
Cohu, Inc.	14,915	147,360
CSR PLC, ADR (I)	4,450	59,363
Cymer, Inc. (I)	18,127	673,962
Diodes, Inc. (I)(L)	21,198	379,868
DSP Group, Inc. (I)	16,184	95,486
Entegris, Inc. (I)	80,454	513,297
Entropic Communications, Inc. (I)(L)	51,581	213,030
Exar Corp. (I)	23,815	135,984
FormFactor, Inc. (I)	31,421	195,753
FSI International, Inc. (I)	16,805	31,761
GSI Technology, Inc. (I)	13,834	68,063
GT Advanced Technologies Inc. (I)(L)	75,326	528,789
Hittite Microwave Corp. (I)	18,590	905,333
Inphi Corp. (I)	12,364	108,432
Integrated Device Technology, Inc. (I)	88,282	454,652
Integrated Silicon Solution, Inc. (I)	16,730	130,661
IXYS Corp. (I)	14,591	158,750
Kopin Corp. (I)	40,411	138,610
Kulicke & Soffa Industries, Inc. (I)	42,824	319,467
Lattice Semiconductor Corp. (I)	69,438	364,550
LTX-Credence Corp. (I)	30,224	159,885
Maxlinear, Inc., Class A (I)	11,427	73,818
Micrel, Inc.	29,509	279,450
Microsemi Corp. (I)	51,617	824,840
Mindspeed Technologies, Inc. (I)(L)	21,262	110,562
MIPS Technologies, Inc. (I)(L)	31,884	154,319
MKS Instruments, Inc.	31,330	680,174
Monolithic Power Systems, Inc. (I)	18,413	187,444
MoSys, Inc. (I)(L)	23,524	86,098
Nanometrics, Inc. (I)	12,257	177,727
Netlogic Microsystems, Inc. (I)(L)	40,799	1,962,840
NVE Corp. (I)(L)	3,062	185,741
Omnivision Technologies, Inc. (I)(L)	34,571	485,377
PDF Solutions, Inc. (I)	16,227	66,206
Pericom Semiconductor Corp. (I)	16,444	121,850
Photronics, Inc. (I)(L)	32,653	162,612
PLX Technology, Inc. (I)	31,192	93,888
Power Integrations, Inc. (L)	17,220	527,104
Rambus, Inc. (I)	58,802	823,228
RF Micro Devices, Inc. (I)	165,109	1,046,791
Rubicon Technology, Inc. (I)(L)	10,651	116,415
Rudolph Technologies, Inc. (I)	19,727	131,974
Semtech Corp. (I)	38,743	817,477
Sigma Designs, Inc. (I)(L)	19,730	154,683
Silicon Image, Inc. (I)	47,818	280,692
Spansion, Inc., Class A (I)	29,692	362,836
Standard Microsystems Corp. (I)	13,743	266,614
Supertex, Inc. (I)	7,157	123,816
Tessera Technologies, Inc. (I)	30,695	366,498
TriQuint Semiconductor, Inc. (I)(L)	97,851	491,212
Ultra Clean Holdings, Inc. (I)	15,056	64,590
Ultratech, Inc. (I)	15,049	258,090
Veeco Instruments, Inc. (I)(L)	24,305	593,042
Volterra Semiconductor Corp. (I)	14,625	281,239

		22,165,259
Software - 4.04%
Accelrys, Inc. (I)	34,475	208,919
ACI Worldwide, Inc. (I)	20,109	553,802

315

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Actuate Corp. (I)	23,314	$128,693
Advent Software, Inc. (I)(L)	19,634	409,369
American Software, Inc., Class A	15,931	115,500
Aspen Technology, Inc. (I)	51,045	779,457
Blackbaud, Inc.	26,776	596,302
Blackboard, Inc. (I)(L)	21,139	944,068
Bottomline Technologies, Inc. (I)	20,379	410,433
BroadSoft, Inc. (I)(L)	13,570	411,850
Callidus Software, Inc. (I)(L)	20,358	93,850
CommVault Systems, Inc. (I)	26,428	979,422
Concur Technologies, Inc. (I)	26,695	993,588
Convio, Inc. (I)	8,996	75,656
Deltek, Inc. (I)(L)	14,887	89,471
DemandTec, Inc. (I)	20,642	134,999
Digimarc Corp. (I)	4,122	104,616
Ebix, Inc. (L)	18,393	270,377
EPIQ Systems, Inc.	18,981	237,832
Fair Isaac Corp.	23,883	521,366
FalconStor Software, Inc. (I)	21,363	62,380
Glu Mobile Inc. (I)(L)	25,924	54,700
Interactive Intelligence Group (I)	8,588	233,164
JDA Software Group, Inc. (I)(L)	25,412	595,657
Kenexa Corp. (I)	15,977	249,880
Magma Design Automation, Inc. (I)(L)	40,687	185,126
Manhattan Associates, Inc. (I)	12,882	426,137
Mentor Graphics Corp. (I)	57,774	555,786
MicroStrategy, Inc., Class A (I)	4,780	545,255
Monotype Imaging Holdings, Inc. (I)	21,773	264,106
Motricity, Inc. (I)(L)	23,104	39,046
Netscout Systems, Inc. (I)	22,689	259,108
NetSuite, Inc. (I)	16,293	440,074
Opnet Technologies, Inc.	8,466	295,548
Parametric Technology Corp. (I)	70,924	1,090,811
Pegasystems, Inc. (L)	9,956	304,753
Progress Software Corp. (I)	40,082	703,439
PROS Holdings, Inc. (I)	13,086	168,679
QLIK Technologies, Inc. (I)	42,097	911,821
Quest Software, Inc. (I)	36,252	575,682
RealD, Inc. (I)(L)	23,484	219,575
RealPage, Inc. (I)	18,235	372,906
Renaissance Learning, Inc.	8,499	142,613
Rosetta Stone, Inc. (I)(L)	6,971	63,785
S1 Corp. (I)	32,695	299,813
Seachange International, Inc. (I)(L)	16,594	127,774
Smith Micro Software, Inc. (I)	22,969	34,913
SolarWinds, Inc. (I)	34,131	751,565
Sourcefire, Inc. (I)(L)	17,277	462,333
SS&C Technologies Holdings, Inc. (I)	14,984	214,121
SuccessFactors, Inc. (I)(L)	47,408	1,089,910
Synchronoss Technologies, Inc. (I)	15,916	396,468
Take-Two Interactive Software, Inc. (I)	44,050	560,316
Taleo Corp. (I)	24,628	633,432
TeleCommunication Systems, Inc. (I)	29,693	102,441
TeleNav, Inc. (I)(L)	9,860	87,458
THQ, Inc. (I)(L)	44,123	76,333
TiVo, Inc. (I)(L)	72,305	675,329
Tyler Technologies, Inc. (I)(L)	19,396	490,331
Ultimate Software Group, Inc. (I)	15,557	726,823
VASCO Data Security International, Inc. (I)	16,529	84,463
Verint Systems, Inc. (I)	12,932	339,982
VirnetX Holding Corp. (I)(L)	24,485	367,030
Wave Systems Corp. Class A (I)(L)	53,548	125,302

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Websense, Inc. (I)(L)	24,154	$417,864

		24,883,602

		100,403,722
Materials - 4.23%
Chemicals - 1.96%
A. Schulman, Inc.	18,193	309,099
American Vanguard Corp. (L)	14,008	156,329
Arch Chemicals, Inc. (L)	14,002	656,974
Balchem Corp.	17,446	650,910
Calgon Carbon Corp. (I)(L)	34,000	495,380
Chemtura Corp. (I)	57,598	577,708
Ferro Corp. (I)	52,005	319,831
Flotek Industries, Inc. (I)(L)	30,499	142,430
Futurefuel Corp.	11,496	119,558
Georgia Gulf Corp. (I)	20,489	283,363
H.B. Fuller Company	29,537	538,164
Hawkins, Inc. (L)	5,409	172,223
Innophos Holdings, Inc.	13,064	520,862
Innospec, Inc. (I)	14,246	344,896
KMG Chemicals, Inc.	5,330	65,666
Koppers Holdings, Inc.	12,343	316,104
Kraton Performance Polymers, Inc. (I)	19,092	308,909
Landec Corp. (I)	19,433	103,384
LSB Industries, Inc. (I)	10,975	314,653
Minerals Technologies, Inc.	10,960	539,999
NewMarket Corp. (L)	5,374	816,149
Olin Corp.	47,464	854,827
OM Group, Inc. (I)	18,527	481,146
Omnova Solutions, Inc. (I)(L)	28,074	100,505
PolyOne Corp.	55,954	599,267
Quaker Chemical Corp.	7,674	198,910
Senomyx, Inc. (I)(L)	25,393	89,129
Sensient Technologies Corp.	29,863	972,041
Spartech Corp. (I)	20,459	65,469
Stepan Company	4,823	324,009
STR Holdings, Inc. (I)(L)	18,550	150,441
TPC Group, Inc. (I)	8,028	161,202
Zep, Inc.	13,552	203,551
Zoltek Companies, Inc. (I)(L)	17,323	111,387

		12,064,475
Construction Materials - 0.15%
Eagle Materials, Inc.	26,526	441,658
Headwaters, Inc. (I)	40,724	58,643
Texas Industries, Inc. (L)	13,703	434,933

		935,234
Containers & Packaging - 0.16%
AEP Industries, Inc. (I)	3,929	87,224
Boise, Inc.	62,128	321,202
Graphic Packaging Holding Company (I)	95,777	330,431
Myers Industries, Inc.	19,611	199,052

		937,909
Metals & Mining - 1.40%
A. M. Castle & Company (I)	10,594	115,898
AMCOL International Corp. (L)	14,850	356,252
Century Aluminum Company (I)(L)	31,233	279,223
Coeur d’Alene Mines Corp. (I)	53,381	1,144,489
General Moly, Inc. (I)(L)	42,231	122,470
Globe Specialty Metals, Inc.	37,970	551,324
Gold Resource Corp. (L)	16,979	282,700
Golden Minerals Company (I)	7,967	59,274
Golden Star Resources, Ltd. (I)(L)	154,395	287,175

316

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Haynes International, Inc.	7,376	$320,487
Hecla Mining Company (I)(L)	166,523	892,563
Horsehead Holding Corp. (I)	26,655	197,780
Jaguar Mining, Inc. (I)(L)	50,830	238,901
Kaiser Aluminum Corp. (L)	9,855	436,379
Materion Corp. (I)	12,267	278,216
Metals USA Holdings Corp. (I)	7,609	68,101
Midway Gold Corp. (I)(L)	50,222	100,946
Noranda Aluminum Holding Corp. (I)	14,189	118,478
Olympic Steel, Inc.	6,001	101,657
Paramount Gold and Silver Corp. (I)(L)	70,845	167,194
RTI International Metals, Inc. (I)(L)	18,209	424,634
Stillwater Mining Company (I)(L)	61,880	525,980
Thompson Creek Metals Company, Inc. (I)	91,420	554,919
Universal Stainless & Alloy Products, Inc. (I)	4,465	113,500
US Gold Corp. (I)(L)	62,331	249,947
Vista Gold Corp. (I)(L)	44,666	149,184
Worthington Industries, Inc. (L)	34,398	480,540

		8,618,211
Paper & Forest Products - 0.56%
Buckeye Technologies, Inc.	23,806	573,963
Clearwater Paper Corp. (I)	13,842	470,351
Deltic Timber Corp. (L)	6,565	391,799
KapStone Paper and Packaging Corp. (I)	23,584	327,582
Louisiana-Pacific Corp. (I)	78,737	401,559
Neenah Paper, Inc.	9,194	130,371
P.H. Glatfelter Company	27,491	363,156
Schweitzer-Mauduit International, Inc.	10,380	579,931
Wausau Paper Corp.	30,860	197,195

		3,435,907

		25,991,736
Telecommunication Services - 0.94%
Diversified Telecommunication Services - 0.79%
8x8, Inc. (I)(L)	38,635	157,244
AboveNet, Inc.	13,655	731,908
Alaska Communications
Systems Group, Inc. (L)	28,371	186,114
Atlantic Tele-Network, Inc.	5,858	192,611
Cbeyond, Inc. (I)	17,278	121,983
Cincinnati Bell, Inc. (I)(L)	120,511	372,379
Cogent Communications Group, Inc. (I)	27,959	376,049
Consolidated Communications Holdings, Inc.	15,721	283,764
Fairpoint Communications, Inc. (I)(L)	13,615	58,545
General Communication, Inc., Class A (I)	25,540	209,428
Global Crossing, Ltd. (I)	18,336	438,414
Globalstar, Inc. (I)	72,392	29,608
HickoryTech Corp. (L)	10,165	97,787
IDT Corp., Class B	8,237	168,035
inContact, Inc. (I)(L)	21,198	73,133
Iridium Communications, Inc. (I)(L)	26,771	165,980
Neutral Tandem, Inc. (I)	21,069	203,948
PAETEC Holding Corp. (I)	75,592	399,882
Premiere Global Services, Inc. (I)	32,006	205,479
SureWest Communications	9,366	98,062
Towerstream Corp. (I)	23,523	60,219
Vonage Holdings Corp. (I)	83,489	217,071

		4,847,643
Wireless Telecommunication Services - 0.15%
Leap Wireless International, Inc. (I)(L)	36,491	251,788
NTELOS Holdings Corp.	17,956	318,360
Shenandoah Telecommunications Company (L)	15,547	173,194

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
USA Mobility, Inc.	13,575	$179,190

		922,532

		5,770,175
Utilities - 3.78%
Electric Utilities - 1.55%
Allete, Inc.	19,141	701,135
Central Vermont Public Service Corp.	8,209	289,039
Cleco Corp.	36,045	1,230,576
El Paso Electric Company	25,438	816,305
IDACORP, Inc.	29,287	1,106,463
MGE Energy, Inc.	14,278	580,686
Otter Tail Corp.	22,195	406,169
PNM Resources, Inc.	51,550	846,967
Portland General Electric Company	44,464	1,053,352
The Empire District Electric Company	25,980	503,492
UIL Holdings Corp.	29,967	986,813
Unisource Energy Corp. (L)	22,041	795,460
Unitil Corp.	8,135	208,907

		9,525,364
Gas Utilities - 1.32%
Chesapeake Utilities Corp.	6,131	245,914
New Jersey Resources Corp.	23,962	1,020,062
Nicor, Inc.	26,199	1,441,207
Northwest Natural Gas Company (L)	15,450	681,345
Piedmont Natural Gas Company, Inc. (L)	41,530	1,199,802
South Jersey Industries, Inc.	17,626	876,894
Southwest Gas Corp.	26,799	969,320
The Laclede Group, Inc.	13,475	522,156
WGL Holdings, Inc.	29,536	1,153,972

		8,110,672
Independent Power Producers & Energy Traders - 0.16%
Atlantic Power Corp. (L)	40,273	571,474
Dynegy, Inc. (I)(L)	63,358	261,035
Ormat Technologies, Inc. (L)	11,142	179,163

		1,011,672
Multi-Utilities - 0.44%
Avista Corp. (L)	34,284	817,673
Black Hills Corp. (L)	23,610	723,410
CH Energy Group, Inc.	8,876	463,061
NorthWestern Corp.	21,700	693,098

		2,697,242
Water Utilities - 0.31%
American States Water Company	10,620	360,337
Cadiz, Inc. (I)(L)	10,463	82,762
California Water Service Group	25,415	450,100
Connecticut Water Service, Inc. (L)	7,419	185,623
Consolidated Water Company, Ltd.	11,628	91,629
Middlesex Water Company	11,305	192,976
Pennichuck Corp.	5,310	148,574
SJW Corp.	11,169	243,149
York Water Company	11,136	180,180

		1,935,330

		23,280,280

TOTAL COMMON STOCKS (Cost $488,276,393)		$578,107,306

317

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.00%
Health Care - 0.00%
Health Care Equipment & Supplies - 0.00%
Alere, Inc., 3.000% , 3.000	$6	$1,152

TOTAL PREFERRED SECURITIES (Cost $1,213)		$1,152

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc.
Zero Coupon, 12/31/2015 (I)(Z)	16,300	11,073

TOTAL CORPORATE BONDS (Cost $13,006)		$11,073

WARRANTS - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 03/02/12; Strike Price: $12.21) (I)	251	73

TOTAL WARRANTS (Cost $0)		$73

SECURITIES LENDING COLLATERAL - 23.24%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	14,293,197	143,006,291

TOTAL SECURITIES LENDING
COLLATERAL (Cost $143,023,523)		$143,006,291

SHORT-TERM INVESTMENTS - 5.11%
Repurchase Agreement - 5.11%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $31,420,026 on 10/03/2011,
collateralized by $25,165,000 U.S. Treasury
Notes, 4.250% due 11/15/2040 valued at
$32,053,919, including interest)	$31,420,000	$31,420,000

TOTAL SHORT-TERM INVESTMENTS (Cost $31,420,000)		$31,420,000

Total Investments (Small Cap Index Trust)
(Cost $662,734,135) - 122.32%		$752,545,895
Other assets and liabilities, net - (22.32%)		(137,319,472)

TOTAL NET ASSETS - 100.00%		$615,226,423

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.62%
Consumer Discretionary - 15.23%
Auto Components - 1.51%
Dana Holding Corp. (I)	51,089	$536,435
Dorman Products, Inc. (I)	1,425	47,139
Drew Industries, Inc.	2,156	43,077
Exide Technologies (I)	8,927	35,708
Federal-Mogul Corp. (I)	5,117	75,476
Fuel Systems Solutions, Inc. (I)(L)	170	3,266
Modine Manufacturing Company (I)	62,257	564,048
Motorcar Parts of America, Inc. (I)	2,433	20,024
Shiloh Industries, Inc.	1,515	13,590
Spartan Motors, Inc.	7,540	31,140
Standard Motor Products, Inc.	4,100	53,177
Superior Industries International, Inc.	7,211	111,410
TRW Automotive Holdings Corp. (I)	16,674	545,740

		2,080,230

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors - 0.05%
Audiovox Corp., Class A (I)	1,334	$7,324
Core-Mark Holding Company, Inc.	1,976	60,525
Weyco Group, Inc.	18	401

		68,250
Diversified Consumer Services - 0.38%
Ascent Media Corp., Class A (I)	3,168	124,566
Career Education Corp. (I)(L)	329	4,293
Carriage Services, Inc.	1,797	10,602
Education Management Corp. (I)(L)	192	2,849
Lincoln Educational Services Corp.	1,100	8,899
Mac-Gray Corp.	1,524	19,675
Matthews International Corp., Class A	298	9,166
Regis Corp.	8,945	126,035
Service Corp. International	22,478	205,898
Stewart Enterprises, Inc., Class A (L)	723	4,302

		516,285
Hotels, Restaurants & Leisure - 3.31%
Bally Technologies, Inc. (I)	14,620	394,448
Benihana, Inc. (I)	1,100	9,383
Benihana, Inc., Class A (I)	1,279	11,012
Biglari Holdings, Inc. (I)	314	93,066
Bluegreen Corp. (I)	7,550	15,855
Bob Evans Farms, Inc.	4,378	124,861
Boyd Gaming Corp. (I)(L)	12,417	60,843
Canterbury Park Holding Corp. (I)	200	1,878
Churchill Downs, Inc.	2,448	95,545
DineEquity, Inc. (I)	18,200	700,518
Dover Downs Gaming & Entertainment, Inc.	2,170	4,883
Dover Motorsports, Inc. (I)	400	488
Full House Resorts, Inc. (I)	2,390	6,549
Gaming Partners International Corp.	800	5,280
Gaylord Entertainment Company (I)	7,000	135,380
Great Wolf Resorts, Inc. (I)	5,835	14,938
International Speedway Corp., Class A	4,071	92,982
Isle of Capri Casinos, Inc. (I)(L)	6,889	33,343
J. Alexander’s Corp. (I)	600	3,726
Lakes Gaming, Inc. (I)	4,180	10,199
Life Time Fitness, Inc. (I)	4,600	169,510
Luby’s, Inc. (I)	6,251	25,629
Marcus Corp.	4,071	40,506
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	3,840	26,573
Monarch Casino & Resort, Inc. (I)	1,158	11,325
MTR Gaming Group, Inc. (I)	4,293	8,414
Multimedia Games Holding Company, Inc. (I)	5,383	21,747
Nathan’s Famous, Inc. (I)	100	1,899
O’Charley’s, Inc. (I)(L)	4,300	25,542
Orient Express Hotels, Ltd., Class A (I)	14,713	101,667
P.F. Chang’s China Bistro, Inc. (L)	13,353	363,736
Papa John’s International, Inc. (I)	16,074	488,650
Penn National Gaming, Inc. (I)	6,801	226,405
Pinnacle Entertainment, Inc. (I)(L)	10,171	92,353
Red Lion Hotels Corp. (I)	3,000	20,130
Red Robin Gourmet Burgers, Inc. (I)	4,000	96,360
Rick’s Cabaret International, Inc. (I)	2,439	16,366
Ruby Tuesday, Inc. (I)	9,400	67,304
Ruth’s Hospitality Group, Inc. (I)	1,200	5,148
Speedway Motorsports, Inc.	7,130	86,130
Texas Roadhouse, Inc., Class A	48,492	641,064
The Wendy’s Company	35,579	163,308
Vail Resorts, Inc.	954	36,052

		4,550,995

318

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 1.14%
Acme United Corp.	733	$6,949
Bassett Furniture Industries, Inc.	2,530	17,837
Beazer Homes USA, Inc. (I)(L)	13,500	20,385
Blyth, Inc.	753	41,754
Cavco Industries, Inc. (I)	581	20,010
Craftmade International, Inc. (I)	100	220
CSS Industries, Inc.	976	16,280
D.R. Horton, Inc.	7,604	68,740
Emerson Radio Corp. (I)	4,869	7,352
Ethan Allen Interiors, Inc.	500	6,805
Furniture Brands International, Inc. (I)(L)	9,800	20,188
Helen of Troy, Ltd. (I)	2,878	72,295
Hooker Furniture Corp.	2,555	23,123
Jarden Corp.	2,332	65,902
KB Home (L)	1,700	9,962
Kid Brands, Inc. (I)	3,500	9,240
La-Z-Boy, Inc. (I)	9,646	71,477
Lennar Corp., Class A (L)	20,500	277,570
Lennar Corp., Class B	1,969	20,123
Lifetime Brands, Inc.	1,690	16,292
M/I Homes, Inc. (I)	3,580	21,516
Meritage Homes Corp. (I)	4,713	71,355
Mohawk Industries, Inc. (I)	6,900	296,079
Pulte Group, Inc. (I)	26,388	104,233
Ryland Group, Inc.	759	8,083
Skyline Corp.	1,252	11,957
Stanley Furniture Company, Inc. (I)	2,340	6,903
Toll Brothers, Inc. (I)	17,461	251,962
Universal Electronics, Inc. (I)	213	3,491

		1,568,083
Internet & Catalog Retail - 0.02%
1-800-Flowers.com, Inc., Class A (I)	4,819	11,180
dELiA*s, Inc. (I)	5,085	6,712
Gaiam, Inc., Class A	3,676	12,462

		30,354
Leisure Equipment & Products - 0.17%
Aldila, Inc.	1,240	3,199
Arctic Cat, Inc. (I)	2,070	29,994
Callaway Golf Company	11,857	61,301
Jakks Pacific, Inc. (L)	2,753	52,169
Leapfrog Enterprises, Inc. (I)	3,000	10,110
Smith & Wesson Holding Corp. (I)	3,256	8,205
Steinway Musical Instruments, Inc. (I)	3,066	66,103
The Nautilus Group, Inc. (I)	2,868	4,302

		235,383
Media - 1.00%
AH Belo Corp.	4,238	17,800
Beasley Broadcasting Group, Inc. (I)	502	1,918
Clear Channel Outdoor
Holdings, Inc., Class A (I)	3,087	28,894
Entercom Communications Corp., Class A (I)	500	2,625
EW Scripps Company (I)	8,760	61,320
Fisher Communications, Inc. (I)	1,962	43,831
Gannett Company, Inc.	136	1,296
Gray Television, Inc. (I)	10,200	15,912
Harte-Hanks, Inc.	1,221	10,354
Journal Communications, Inc., Class A (I)	8,698	25,833
Lee Enterprises, Inc. (I)(L)	7,296	5,691
Live Nation Entertainment, Inc. (I)	15,512	124,251
Martha Stewart Living
Omnimedia, Inc., Class A (I)	1,000	3,120
Media General, Inc., Class A (I)	4,268	8,152
Meredith Corp. (L)	800	18,112

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Navarre Corp. (I)	4,100	$6,970
New Frontier Media, Inc. (I)	3,784	4,049
Outdoor Channel Holdings, Inc. (I)	1,369	7,831
Radio One, Inc., Class D (I)	2,600	3,198
Salem Communications Corp., Class A	2,700	6,183
Scholastic Corp.	1,457	40,840
The Interpublic Group of Companies, Inc.	85,995	619,164
The Madison Square Garden, Inc., Class A (I)	3,469	79,093
The McClatchy Company, Class A (I)(L)	11,095	14,867
The Washington Post Company, Class B (L)	694	226,917

		1,378,221
Multiline Retail - 1.13%
99 Cents Only Stores (I)	204	3,758
Dillard’s, Inc., Class A (L)	31,445	1,367,229
Fred’s, Inc., Class A	6,647	70,857
Saks, Inc. (I)(L)	11,005	96,294
Tuesday Morning Corp. (I)	3,900	13,728

		1,551,866
Specialty Retail - 5.31%
A.C. Moore Arts & Crafts, Inc. (I)	5,768	6,114
Aaron’s, Inc.	1,700	42,925
Americas Car-Mart, Inc. (I)	1,375	39,903
Asbury Automotive Group, Inc. (I)	2,400	39,576
Barnes & Noble, Inc. (I)(L)	9,769	115,567
Bebe Stores, Inc.	13,838	92,991
Books-A-Million, Inc. (L)	3,850	8,932
Brown Shoe Company, Inc. (L)	7,015	49,947
Build-A-Bear Workshop, Inc. (I)	4,400	22,440
Cabela’s, Inc. (I)	12,299	252,007
Cache, Inc. (I)	3,100	15,469
Casual Male Retail Group, Inc. (I)	4,708	17,702
Charming Shoppes, Inc. (I)	21,328	55,453
Christopher & Banks Corp.	6,438	22,726
Collective Brands, Inc. (I)(L)	7,624	98,807
Conn’s, Inc. (I)	7,967	57,203
DSW, Inc., Class A	2,847	131,474
Express, Inc.	38,951	790,316
Foot Locker, Inc.	12,148	244,053
GameStop Corp., Class A (I)(L)	12,900	297,990
Genesco, Inc. (I)(L)	25,564	1,317,313
GNC Holdings, Inc., Class A (I)	36,741	739,229
Golfsmith International Holdings, Inc. (I)	1,211	4,057
Group 1 Automotive, Inc.	3,464	123,145
Haverty Furniture Companies, Inc.	4,241	42,368
HOT Topic, Inc.	7,199	54,928
Lithia Motors, Inc., Class A	5,007	72,001
MarineMax, Inc. (I)(L)	4,789	30,985
New York & Company, Inc. (I)	10,714	34,178
Office Depot, Inc. (I)	16,863	34,738
OfficeMax, Inc. (I)	1,900	9,215
Pacific Sunwear of California, Inc. (I)	12,800	15,360
Penske Automotive Group, Inc. (L)	45,433	726,928
PEP Boys - Manny, Moe & Jack	8,900	87,843
Rent-A-Center, Inc.	7,599	208,593
Shoe Carnival, Inc. (I)	2,153	50,811
Sonic Automotive, Inc.	900	9,711
Stage Stores, Inc.	6,200	85,994
Stein Mart, Inc.	4,251	26,569
Systemax, Inc. (I)	1,623	20,645
The Finish Line, Inc., Class A	47,696	953,443
The Men’s Wearhouse, Inc.	7,100	185,168
The Wet Seal, Inc., Class A (I)	5,693	25,505
West Marine, Inc. (I)	4,205	32,379

319

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Zale Corp. (I)(L)	5,800	$16,530

		7,309,231
Textiles, Apparel & Luxury Goods - 1.21%
Carter’s, Inc. (I)	2,214	67,616
Charles & Colvard, Ltd. (I)	343	772
Culp, Inc. (I)	130	1,099
Delta Apparel, Inc. (I)	500	7,875
Heelys, Inc. (I)	2,094	4,230
Iconix Brand Group, Inc. (I)	8,941	141,268
K-Swiss, Inc., Class A (I)(L)	4,879	20,736
Kenneth Cole Productions, Inc., Class A (I)	1,500	16,095
Lacrosse Footwear, Inc.	979	12,698
Lakeland Industries, Inc. (I)	1,110	8,658
Lazare Kaplan International, Inc. (I)	300	750
Movado Group, Inc.	3,138	38,221
Perry Ellis International, Inc. (I)	2,800	52,640
PVH Corp.	17,332	1,009,416
Quiksilver, Inc. (I)(L)	24,200	73,810
RG Barry Corp.	662	7,017
Rocky Brands, Inc. (I)	1,478	14,677
Skechers U.S.A., Inc., Class A (I)	3,281	46,032
Tandy Brands Accessories, Inc. (I)	300	348
The Jones Group, Inc.	12,700	116,967
Unifi, Inc. (I)	3,647	29,796

		1,670,721

		20,959,619
Consumer Staples - 5.03%
Beverages - 0.29%
Central European Distribution Corp. (I)(L)	6,619	46,399
Coca-Cola Bottling Company Consolidated	432	23,959
Constellation Brands, Inc., Class A (I)	16,850	303,300
Craft Brewers Alliance, Inc. (I)	2,909	16,319
MGP Ingredients, Inc.	2,764	14,013

		403,990
Food & Staples Retailing - 0.99%
Ingles Markets, Inc.	2,425	34,532
Nash Finch Company	2,050	55,207
Spartan Stores, Inc.	3,767	58,313
SUPERVALU, Inc. (L)	21,686	144,429
Susser Holdings Corp. (I)	3,144	62,660
The Andersons, Inc.	2,523	84,924
The Pantry, Inc. (I)	3,699	44,869
United Natural Foods, Inc. (I)	19,998	740,726
Weis Markets, Inc.	2,432	90,130
Winn-Dixie Stores, Inc. (I)(L)	9,151	54,174

		1,369,964
Food Products - 3.03%
Alico, Inc.	341	6,697
B&G Foods, Inc.	451	7,523
Cal-Maine Foods, Inc.	600	18,858
Chiquita Brands International, Inc. (I)	7,667	63,943
Corn Products International, Inc.	16,134	633,098
Darling International, Inc. (I)	58,061	730,988
Dean Foods Company (I)	19,448	172,504
Diamond Foods, Inc. (L)	800	63,832
Dole Food Company, Inc. (I)(L)	12,705	127,050
Farmer Brothers Company (I)	555	3,058
Fresh Del Monte Produce, Inc.	9,412	218,358
Imperial Sugar Company	2,695	17,356
J & J Snack Foods Corp.	598	28,734
Omega Protein Corp. (I)	4,487	40,742

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Ralcorp Holdings, Inc. (I)	4,383	$336,220
Seneca Foods Corp., Class A (I)	1,409	27,898
Smart Balance, Inc. (I)	7,689	45,365
Smithfield Foods, Inc. (I)	21,963	428,279
The Hain Celestial Group, Inc. (I)	6,737	205,815
TreeHouse Foods, Inc. (I)	16,027	991,110

		4,167,428
Household Products - 0.18%
Central Garden & Pet Company (I)	2,553	17,616
Central Garden & Pet Company, Class A (I)	6,081	43,053
Oil-Dri Corp of America	531	9,866
Orchids Paper Products Company	100	1,249
Spectrum Brands Holdings, Inc. (I)	7,410	175,024

		246,808
Personal Products - 0.42%
CCA Industries, Inc.	1,277	6,551
Elizabeth Arden, Inc. (I)	4,884	138,901
Mannatech, Inc. (I)	2,763	1,492
Natural Alternatives International, Inc. (I)	200	802
Nutraceutical International Corp. (I)	2,093	26,749
Parlux Fragrances, Inc. (I)	4,242	13,617
Prestige Brands Holdings, Inc. (I)	42,854	387,829

		575,941
Tobacco - 0.12%
Alliance One International, Inc. (I)	14,184	34,609
Universal Corp.	3,597	128,988

		163,597

		6,927,728
Energy - 8.42%
Energy Equipment & Services - 4.69%
Basic Energy Services, Inc. (I)	8,500	120,360
Bolt Technology Corp. (I)	1,328	13,333
Bristow Group, Inc.	5,929	251,567
Cal Dive International, Inc. (I)	12,162	23,229
Dawson Geophysical Company (I)	1,653	38,978
Dresser-Rand Group, Inc. (I)	16,245	658,410
ENGlobal Corp. (I)	5,500	14,905
Exterran Holdings, Inc. (I)(L)	8,722	84,778
Geokinetics, Inc. (I)	1,591	3,850
Global Industries, Ltd. (I)	18,100	143,352
Gulf Islands Fabrication, Inc.	3,019	62,433
Gulfmark Offshore, Inc., Class A (I)	4,500	163,530
Helix Energy Solutions Group, Inc. (I)	14,179	185,745
Hercules Offshore, Inc. (I)(L)	20,985	61,276
Hornbeck Offshore Services, Inc. (I)	5,300	132,023
Key Energy Services, Inc. (I)	16,135	153,121
Lufkin Industries, Inc.	9,471	503,952
Matrix Service Company (I)	2,076	17,667
Mitcham Industries, Inc. (I)	2,431	27,227
Natural Gas Services Group, Inc. (I)	2,620	33,615
Newpark Resources, Inc. (I)(L)	12,359	75,266
Oceaneering International, Inc.	19,978	706,023
Oil States International, Inc. (I)	4,210	214,373
Parker Drilling Company (I)	21,964	96,422
Patterson-UTI Energy, Inc.	48,779	845,828
PHI, Inc. (I)	3,660	70,052
Pioneer Drilling Company (I)	13,400	96,212
Rowan Companies, Inc. (I)	12,819	387,006
SEACOR Holdings, Inc.	2,200	176,462
Superior Energy Services, Inc. (I)	21,558	565,682
Tetra Technologies, Inc. (I)	9,546	73,695

320

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
TGC Industries, Inc. (I)	3,906	$17,186
Tidewater, Inc. (L)	5,378	226,145
Union Drilling, Inc. (I)	5,429	25,516
Unit Corp. (I)	4,557	168,244
Willbros Group, Inc. (I)	5,700	23,769

		6,461,232
Oil, Gas & Consumable Fuels - 3.73%
Alon USA Energy, Inc.	7,477	45,834
Approach Resources, Inc. (I)	510	8,665
Berry Petroleum Company, Class A	5,400	191,052
Bill Barrett Corp. (I)	3,900	141,336
BioFuel Energy Corp. (I)	1,141	214
Comstock Resources, Inc. (I)	5,875	90,828
Contango Oil & Gas Company (I)	600	32,826
CREDO Petroleum Corp. (I)	1	8
Crimson Exploration, Inc. (I)	3,855	8,288
Crosstex Energy, Inc.	7,200	97,056
CVR Energy, Inc. (I)	12,800	270,592
Delek US Holdings, Inc.	9,835	110,840
DHT Holdings, Inc. (L)	7,721	15,751
Double Eagle Petroleum &
Mining Company (I)	2,117	13,485
Endeavour International Corp. (I)	1,682	13,422
Energen Corp.	15,532	635,103
Energy Partners, Ltd. (I)	9,082	100,538
Forest Oil Corp. (I)	22,498	323,971
General Maritime Corp. (I)	12,031	3,128
Georesources, Inc. (I)	709	12,613
Green Plains Renewable Energy, Inc. (I)	7,544	70,386
Harvest Natural Resources, Inc. (I)(L)	5,978	51,231
HKN, Inc. (I)	1,950	4,388
HollyFrontier Corp.	26,696	699,969
Overseas Shipholding Group, Inc. (L)	4,700	64,578
Penn Virginia Corp. (L)	7,585	42,248
Petroleum Development Corp. (I)(L)	3,720	72,131
Plains Exploration & Production Company (I)	14,008	318,122
Rex Energy Corp. (I)	2,945	37,254
SandRidge Energy, Inc. (I)(L)	67,424	374,877
SemGroup Corp., Class A (I)	40	798
Sunoco, Inc.	10,902	338,071
Swift Energy Company (I)	4,000	97,360
Teekay Corp.	7,282	164,646
Tesoro Corp. (I)(L)	20,200	393,294
USEC, Inc. (I)(L)	18,439	29,687
Western Refining, Inc. (I)(L)	20,442	254,707

		5,129,297

		11,590,529
Financials - 19.02%
Capital Markets - 1.95%
Affiliated Managers Group, Inc. (I)	6,569	512,710
American Capital, Ltd. (I)	55,500	378,510
Calamos Asset Management, Inc.	100	1,001
Capital Southwest Corp.	848	62,752
Cowen Group, Inc., Class A (I)	1,830	4,959
E*TRADE Financial Corp. (I)	17,069	155,499
Edelman Financial Group, Inc.	1,576	10,181
Evercore Partners, Inc., Class A	24,485	558,258
FirstCity Financial Corp. (I)	2,100	13,965
GFI Group, Inc.	5,428	21,821
Harris & Harris Group, Inc. (I)	5,338	18,950
International FCStone, Inc. (I)	462	9,591
Investment Technology Group, Inc. (I)	1,297	12,698
JMP Group, Inc.	3,000	17,430

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Legg Mason, Inc.	7,225	$185,755
MCG Capital Corp.	14,059	55,674
Medallion Financial Corp.	2,675	24,878
MF Global Holdings, Ltd. (I)	19,100	78,883
Oppenheimer Holdings, Inc., Class A	488	7,828
Penson Worldwide, Inc. (I)(L)	5,366	7,781
Piper Jaffray Companies (I)	800	14,344
Safeguard Scientifics, Inc. (I)	2,897	43,455
SEI Investments Company	29,560	454,633
SWS Group, Inc. (I)(L)	6,700	31,423

		2,682,979
Commercial Banks - 5.47%
1st Source Corp.	3,630	75,613
1st United Bancorp, Inc. (I)	727	3,584
Ameris Bancorp (I)(L)	3,487	30,372
Associated-Banc Corp.	11,775	109,508
BancFirst Corp.	500	16,580
Bancorp, Inc. (I)	4,862	34,812
BancTrust Financial Group, Inc. (I)	4,650	10,928
Banner Corp.	397	5,078
Boston Private Financial Holdings, Inc. (L)	9,773	57,465
Bryn Mawr Bank Corp.	409	6,777
Camden National Corp.	317	8,632
Cape Bancorp, Inc. (I)	551	3,896
Capital City Bank Group, Inc. (L)	3,946	41,038
CapitalSource, Inc.	8,310	51,023
Cardinal Financial Corp.	5,843	50,367
Cathay General Bancorp	11,418	129,937
Center Bancorp, Inc.	2,875	27,744
Center Financial Corp. (I)	4,662	21,865
Centerstate Banks, Inc.	1,121	5,863
Chemical Financial Corp.	3,570	54,657
City Holding Company	100	2,699
CoBiz Financial, Inc.	5,646	25,238
Columbia Banking System, Inc.	4,235	60,645
Comerica, Inc.	2,545	58,459
Commerce Bancshares, Inc.	15,442	536,610
Community Bank Systems, Inc. (L)	1,500	34,035
Community Trust Bancorp, Inc.	990	23,057
Crescent Financial Corp. (I)	1,656	4,951
CVB Financial Corp.	1,964	15,103
East West Bancorp, Inc.	40,618	605,614
Encore Bancshares, Inc. (I)(L)	2,368	25,243
Enterprise Financial Services Corp.	2,969	40,349
Fidelity Southern Corp.	1,531	9,952
Financial Institutions, Inc.	1,481	21,119
First BanCorp, Inc.	431	0
First BanCorp/Puerto Rico (I)	431	1,207
First Bancorp/Troy NC	3,559	35,732
First Busey Corp.	5,529	24,051
First California Financial Group, Inc. (I)	324	975
First Commonwealth Financial Corp.	15,940	58,978
First Community Bancshares, Inc.	1,579	16,106
First Financial Bancorp	1,900	26,220
First Financial Corp./Indiana	1,071	29,463
First Interstate Bancsystem, Inc.	297	3,181
First Merchants Corp.	4,925	34,721
First Midwest Bancorp, Inc.	11,000	80,520
First Security Group, Inc. (I)	300	645
First South Bancorp, Inc. (I)	1,628	5,893
FirstMerit Corp.	2,433	27,639
FNB Corp.	13,082	112,113
German American Bancorp, Inc.	358	5,771
Glacier Bancorp, Inc.	3,300	30,921

321

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Great Southern Bancorp, Inc. (L)	711	$11,931
Greene County Bancshares, Inc. (I)(L)	2,987	3,793
Hampden Bancorp, Inc.	1,142	15,040
Hancock Holding Company	5,355	143,407
Heartland Financial USA, Inc.	1,021	14,478
Heritage Commerce Corp. (I)	2,996	11,535
Heritage Financial Corp.	86	949
Home Bancorp, Inc. (I)	527	7,668
Home Bancshares, Inc.	640	13,581
IBERIABANK Corp.	771	36,283
Independent Bank Corp. - MA (L)	2,831	61,546
Independent Bank Corp. - Michigan (I)	206	393
International Bancshares Corp.	8,607	113,182
Intervest Bancshares Corp. (I)	1,311	3,513
Lakeland Bancorp, Inc.	3,615	28,269
Lakeland Financial Corp.	2,380	49,171
Macatawa Bank Corp. (I)(L)	8,394	22,664
MainSource Financial Group, Inc.	4,125	35,970
MB Financial, Inc.	7,447	109,620
MBT Financial Corp. (I)	3,023	3,416
Mercantile Bank Corp. (I)	1,266	9,862
Metro Bancorp, Inc. (I)	709	6,133
Midsouth Bancorp, Inc.	91	978
Nara Bancorp, Inc. (I)	5,230	31,746
National Penn Bancshares, Inc. (L)	20,821	145,955
NBT Bancorp, Inc.	1,200	22,344
NewBridge Bancorp. (I)	1,494	5,752
North Valley Bancorp (I)	244	2,294
Northfield Bancorp, Inc. (L)	2,264	29,975
Old National Bancorp	11,100	103,452
Old Second Bancorp, Inc. (I)(L)	3,121	3,932
Oriental Financial Group, Inc.	6,026	58,271
Pacific Continental Corp.	117	830
Pacific Mercantile Bancorp (I)	2,510	8,409
PacWest Bancorp (L)	1,300	18,122
Park Sterling Corp. (I)	493	1,686
Peoples Bancorp, Inc.	2,153	23,683
Pinnacle Financial Partners, Inc. (I)(L)	6,152	67,303
Popular, Inc. (I)	81,329	121,994
Preferred Bank/Los Angeles CA (I)	220	1,747
PrivateBancorp, Inc.	1,300	9,776
Renasant Corp.	4,209	53,581
Republic Bancorp, Inc., Class A	623	11,033
S&T Bancorp, Inc.	800	12,928
Sandy Spring Bancorp, Inc.	3,480	50,912
SCBT Financial Corp.	900	22,212
Seacoast Banking Corp. of Florida (I)	1,900	2,793
Sierra Bancorp	1,452	13,286
Simmons First National Corp., Class A	697	15,125
Somerset Hills Bancorp	315	2,400
Southern Community Financial Corp. (I)	3,274	3,798
Southside Bancshares, Inc.	935	16,839
Southwest Bancorp, Inc. (I)	4,604	19,429
State Bancorp, Inc.	2,498	26,404
StellarOne Corp.	4,142	41,213
Sterling Bancorp	1,900	13,794
Sun Bancorp, Inc. (I)	4,649	12,320
Superior Bancorp (I)(L)	2,703	5
Susquehanna Bancshares, Inc.	18,886	103,306
Synovus Financial Corp. (L)	77,839	83,288
Taylor Capital Group, Inc. (I)	1,618	10,388
Texas Capital Bancshares, Inc. (I)	32,113	733,782
TIB Financial Corp. (I)	332	3,157
Tompkins Financial Corp.	43	1,539
Tower Bancorp., Inc.	777	16,270

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
TowneBank (L)	2,692	$30,608
TriCo Bancshares	700	8,589
Trustmark Corp.	1,900	34,485
UMB Financial Corp.	321	10,298
Umpqua Holdings Corp.	18,568	163,213
Union First Market Bankshares Corp.	3,984	42,708
United Bankshares, Inc.	1,400	28,126
United Community Banks, Inc. (I)(L)	1,726	14,654
Univest Corp. of Pennsylvania	1,571	20,941
Virginia Commerce Bancorp, Inc. (I)(L)	5,893	34,592
Washington Banking Company	2,041	19,859
Washington Trust Bancorp, Inc.	2,598	51,388
Webster Financial Corp.	9,112	139,414
WesBanco, Inc.	5,143	89,025
West Bancorp, Inc.	397	3,367
West Coast Bancorp (I)	1,012	14,168
Western Alliance Bancorp (I)	11,898	65,201
Wintrust Financial Corp. (L)	29,445	759,975
Yadkin Valley Financial Corp. (I)	3,532	5,863
Zions Bancorporation (L)	47,109	662,824

		7,532,702
Consumer Finance - 0.22%
Advance America Cash Advance Centers, Inc.	4,800	35,328
Cash America International, Inc.	3,600	184,176
Nelnet, Inc., Class A	4,156	78,050
The First Marblehead Corp. (I)(L)	11,988	12,228

		309,782
Diversified Financial Services - 0.56%
Asset Acceptance Capital Corp. (I)	4,739	15,970
Asta Funding, Inc.	2,925	23,722
Interactive Brokers Group, Inc., Class A	1,200	16,716
Marlin Business Services Corp. (I)	1,698	17,999
MicroFinancial, Inc.	400	2,240
NewStar Financial, Inc. (I)	11,166	104,290
PHH Corp. (I)	8,966	144,173
PICO Holdings, Inc. (I)	723	14,829
Resource America, Inc.	3,450	15,560
The NASDAQ OMX Group, Inc. (I)	18,000	416,520

		772,019
Insurance - 6.84%
21st Century Holding Company (I)	1,090	2,540
Affirmative Insurance Holdings, Inc. (I)	3,500	5,635
Alleghany Corp. (I)	321	92,609
Allied World Assurance
Company Holdings, Ltd.	4,400	236,302
Alterra Capital Holdings, Ltd.	10,744	203,814
American Equity Investment Life
Holding Company (L)	9,878	86,433
American Financial Group, Inc.	13,539	420,657
American National Insurance Company	2,350	162,738
American Safety Insurance Holdings, Ltd. (I)	2,154	39,634
AMERISAFE, Inc. (I)	2,200	40,502
Amtrust Financial Services, Inc.	3,300	73,458
Argo Group International Holdings, Ltd.	4,728	134,133
Arthur J. Gallagher & Company	20,648	543,042
Aspen Insurance Holdings, Ltd.	11,100	255,744
Assurant, Inc.	9,300	332,940
Assured Guaranty, Ltd.	16,213	178,181
Axis Capital Holdings, Ltd.	5,126	132,968
Citizens, Inc., Class A (I)(L)	2,024	12,974
CNO Financial Group, Inc. (I)	40,256	217,785
Delphi Financial Group, Inc., Class A	6,292	135,404
Donegal Group, Inc.	3,550	42,742

322

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Eastern Insurance Holdings, Inc.	2,342	$30,797
EMC Insurance Group, Inc.	1,920	35,328
Employers Holdings, Inc.	1,400	17,864
Endurance Specialty Holdings, Ltd.	6,600	225,390
Enstar Group, Ltd. (I)	1,114	106,086
Everest Re Group, Ltd.	1,488	118,117
FBL Financial Group, Inc., Class A	4,934	131,343
First Acceptance Corp. (I)	7,986	9,823
First American Financial Corp.	11,608	148,582
Flagstone Reinsurance Holdings SA	11,831	91,690
FPIC Insurance Group, Inc. (I)	14,199	594,086
Global Indemnity PLC (I)	2,945	50,301
Greenlight Capital Re, Ltd., Class A (I)	1,100	22,814
Hallmark Financial Services, Inc. (I)	4,008	29,539
Harleysville Group, Inc.	2,576	151,623
Hilltop Holdings, Inc. (I)	10,034	72,345
Horace Mann Educators Corp.	6,694	76,379
Independence Holding Company	3,599	26,093
Kemper Corp.	9,673	231,765
Maiden Holdings, Ltd.	4,553	33,647
MBIA, Inc. (I)(L)	15,946	115,927
Meadowbrook Insurance Group, Inc.	8,411	74,942
Montpelier Re Holdings, Ltd.	10,711	189,370
National Financial Partners Corp. (I)	7,720	84,457
National Interstate Corp.	926	20,353
Old Republic International Corp.	19,416	173,191
OneBeacon Insurance Group, Ltd.	2,200	30,008
PartnerRe, Ltd.	2,239	117,033
Platinum Underwriters Holdings, Ltd.	5,800	178,350
Presidential Life Corp.	606	4,981
Protective Life Corp.	5,419	84,699
Reinsurance Group of America, Inc.	9,576	440,017
RLI Corp.	700	44,506
Safety Insurance Group, Inc.	1,810	68,472
SeaBright Holdings, Inc.	3,501	25,207
Selective Insurance Group, Inc.	1,357	17,709
StanCorp Financial Group, Inc.	3,200	88,224
State Auto Financial Corp.	4,187	55,059
Stewart Information Services Corp.	3,766	33,291
The Hanover Insurance Group, Inc.	17,045	605,098
The Navigators Group, Inc. (I)	2,206	95,299
The Phoenix Companies, Inc. (I)	21,638	26,398
Tower Group, Inc.	4,834	110,505
Transatlantic Holdings, Inc.	8,641	419,261
United Fire & Casualty Company	2,908	51,443
Universal Insurance Holdings, Inc.	1,834	7,061
Validus Holdings, Ltd.	9,357	233,176
White Mountains Insurance Group, Ltd.	1,140	462,555

		9,410,439
Real Estate Investment Trusts - 2.58%
Douglas Emmett, Inc.	42,500	726,750
DuPont Fabros Technology, Inc. (L)	34,600	681,274
Education Realty Trust, Inc.	82,200	706,098
LaSalle Hotel Properties	32,791	629,587
Tanger Factory Outlet Centers, Inc.	31,100	808,911

		3,552,620
Real Estate Management & Development - 0.37%
Avatar Holdings, Inc. (I)	2,398	19,616
Jones Lang LaSalle, Inc.	9,232	478,310
Thomas Properties Group, Inc. (I)	4,109	9,369
ZipRealty, Inc. (I)	900	1,305

		508,600

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 1.03%
Abington Bancorp, Inc.	3,803	$27,382
Astoria Financial Corp. (L)	11,661	89,673
Atlantic Coast Financial Corp. (I)	105	211
Bank Mutual Corp.	4,042	10,550
BankAtlantic Bancorp, Inc. (I)(L)	4,395	2,681
BankFinancial Corp.	4,835	32,104
Beneficial Mutual Bancorp, Inc. (I)	1,418	10,564
Berkshire Hill Bancorp, Inc.	3,823	70,611
BofI Holding, Inc. (I)	2,469	33,233
Brookline Bancorp, Inc.	6,000	46,260
Dime Community Bancshares	3,100	31,403
Doral Financial Corp. (I)	5,700	6,213
ESSA Bancorp, Inc.	2,461	25,865
Federal Agricultural
Mortgage Corp., Class C (L)	1,713	32,598
First Defiance Financial Corp. (I)	1,235	16,549
First Financial Holdings, Inc.	3,484	13,971
First Financial Northwest, Inc. (I)	2,425	13,629
First Niagara Financial Group, Inc.	17,427	159,457
First PacTrust Bancorp, Inc.	230	2,606
First Place Financial Corp. (I)	400	360
Flushing Financial Corp.	4,247	45,868
Fox Chase Bancorp, Inc.	112	1,420
Home Federal Bancorp, Inc.	2,328	18,205
Hopfed Bancorp, Inc.	416	2,385
Kaiser Federal Financial Group, Inc.	1,732	20,438
Louisiana Bancorp, Inc. (I)	100	1,583
Meridian Interstate Bancorp, Inc. (I)	2,279	24,864
MGIC Investment Corp. (I)	23,698	44,315
New England Bancshares, Inc.	100	932
Northeast Community Bancorp, Inc.	1,932	11,882
Northwest Bancshares, Inc.	3,468	41,304
OceanFirst Financial Corp.	1,700	19,839
Ocwen Financial Corp. (I)	12,254	161,875
Oritani Financial Corp.	249	3,202
People’s United Financial, Inc.	5,418	61,765
Provident Financial Holdings, Inc.	1,778	15,540
Provident Financial Services, Inc.	8,351	89,773
Provident New York Bancorp	201	1,170
Radian Group, Inc.	18,184	39,823
Riverview Bancorp, Inc. (I)	917	2,265
Rockville Financial, Inc.	762	7,224
Roma Financial Corp.	200	1,630
Territorial Bancorp, Inc.	79	1,513
The PMI Group, Inc. (I)	16,948	3,390
TierOne Corp. (I)	2,328	5
Tree.com, Inc. (I)	2,270	11,350
United Financial Bancorp, Inc.	2,387	32,678
Viewpoint Financial Group	74	847
Washington Federal, Inc.	6,780	86,377
Waterstone Financial, Inc. (I)	2,000	5,560
Westfield Financial, Inc.	4,152	27,362

		1,412,304

		26,181,445
Health Care - 12.16%
Biotechnology - 0.65%
Affymax, Inc. (I)	809	3,624
AMAG Pharmaceuticals, Inc. (I)	202	2,982
Astex Pharmaceuticals (I)	6,662	12,791
Celldex Therapeutics, Inc. (I)	3,564	8,144
Cubist Pharmaceuticals, Inc. (I)(L)	22,696	801,623
Enzon Pharmaceuticals, Inc. (I)	200	1,408
Infinity Pharmaceuticals, Inc. (I)	306	2,157

323

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Maxygen, Inc.	6,535	$35,746
MediciNova, Inc. (I)	500	1,060
Myriad Pharmaceuticals, Inc. (I)	3,408	9,338
Repligen Corp. (I)	1,386	4,532
Trimeris, Inc. (I)	3,845	9,689

		893,094
Health Care Equipment & Supplies - 3.05%
Accuray, Inc. (I)	1,712	6,882
Alere, Inc. (I)	12,975	254,959
Alphatec Holdings, Inc. (I)(L)	8,403	17,730
Analogic Corp.	600	27,246
AngioDynamics, Inc. (I)	4,195	55,122
Anika Therapeutics, Inc. (I)	3,350	18,425
Cantel Medical Corp.	2,286	48,280
CONMED Corp. (I)	3,500	80,535
CryoLife, Inc. (I)	705	3,165
Cutera, Inc. (I)	3,120	22,214
Cynosure, Inc. (I)	2,139	21,583
Digirad Corp. (I)	3,100	6,851
Exactech, Inc. (I)	724	10,194
Greatbatch, Inc. (I)	38,140	763,181
Hologic, Inc. (I)	21,319	324,262
ICU Medical, Inc. (I)	600	22,080
Invacare Corp.	4,327	99,694
IRIS International, Inc. (I)	1,282	11,500
LeMaitre Vascular, Inc.	1,115	6,980
Medical Action Industries, Inc. (I)	1,293	6,530
Misonix, Inc. (I)	500	945
Natus Medical, Inc. (I)	1,871	17,793
Palomar Medical Technologies, Inc. (I)	1,177	9,275
Rochester Medical Corp. (I)	866	6,599
RTI Biologics, Inc. (I)	12,463	41,003
Solta Medical, Inc. (I)	3,330	4,163
SurModics, Inc. (I)	23	209
Symmetry Medical, Inc. (I)	6,511	50,265
Teleflex, Inc.	15,249	819,939
The Cooper Companies, Inc. (L)	16,718	1,323,230
TranS1, Inc. (I)	1,881	5,643
West Pharmaceutical Services, Inc.	635	23,559
Wright Medical Group, Inc. (I)	4,100	73,308
Young Innovations, Inc.	500	14,250

		4,197,594
Health Care Providers & Services - 5.22%
Allied Healthcare International, Inc. (I)	8,327	31,976
Almost Family, Inc. (I)	685	11,392
Amedisys, Inc. (I)	1,941	28,766
American Dental Partners, Inc. (I)	3,454	33,366
AMN Healthcare Services, Inc. (I)	4,149	16,637
Amsurg Corp. (I)	40,139	903,128
Assisted Living Concepts, Inc.	3,648	46,220
BioScrip, Inc. (I)	3,200	20,352
Brookdale Senior Living, Inc. (I)	2,594	32,529
Capital Senior Living Corp. (I)	6,526	40,265
CardioNet, Inc. (I)	481	1,443
Centene Corp. (I)	1,050	30,104
Community Health Systems, Inc. (I)	11,400	189,696
Continucare Corp. (I)	3,283	20,946
Coventry Health Care, Inc. (I)	20,100	579,081
Cross Country Healthcare, Inc. (I)	2,192	9,163
Dynacq Healthcare, Inc. (I)	600	660
Five Star Quality Care, Inc. (I)	8,754	21,885
Gentiva Health Services, Inc. (I)	22,258	122,864
Hanger Orthopedic Group, Inc. (I)	40,557	766,122

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Healthspring, Inc. (I)	31,440	$1,146,302
Healthways, Inc. (I)	5,277	51,873
Integramed America, Inc. (I)	830	6,582
IPC The Hospitalist Company, Inc. (I)	17,959	640,957
Kindred Healthcare, Inc. (I)	3,757	32,385
LHC Group, Inc. (I)	1,200	20,472
LifePoint Hospitals, Inc. (I)	5,943	217,752
Magellan Health Services, Inc. (I)	1,300	62,790
MedCath Corp.	4,233	58,754
Molina Healthcare, Inc. (I)	5,413	83,577
National Healthcare Corp.	855	27,617
Omnicare, Inc. (L)	10,905	277,314
Owens & Minor, Inc.	18,456	525,627
PDI, Inc. (I)	619	4,147
PharMerica Corp. (I)	3,833	54,697
Select Medical Holdings Corp. (I)	2,704	18,036
Skilled Healthcare Group, Inc. (I)	1,294	4,671
Sun Healthcare Group, Inc. (I)	2,633	7,109
SunLink Health Systems, Inc. (I)	100	195
The Providence Service Corp. (I)	1,200	12,780
Triple-S Management Corp., Class B (I)	3,459	57,938
Universal American Corp.	12,514	125,891
Universal Health Services, Inc., Class B	20,506	697,204
WellCare Health Plans, Inc. (I)	3,800	144,324

		7,185,589
Health Care Technology - 0.41%
Arrhythmia Research Technology, Inc.	200	624
Emdeon, Inc., Class A (I)	1,084	20,368
Omnicell, Inc. (I)	39,413	543,111

		564,103
Life Sciences Tools & Services - 1.05%
Affymetrix, Inc. (I)	11,100	54,390
Albany Molecular Research, Inc. (I)	1,700	4,794
Bio-Rad Laboratories, Inc., Class A (I)	7,441	675,420
BioClinica, Inc. (I)	3,000	14,670
Cambrex Corp. (I)	6,472	32,619
Charles River
Laboratories International, Inc. (I)	20,547	588,055
Enzo Biochem, Inc. (I)	4,047	10,401
eResearch Technology, Inc. (I)	178	794
Furiex Pharmaceuticals, Inc. (I)	415	5,905
Harvard Bioscience, Inc. (I)	6,562	27,692
Medtox Scientific, Inc.	1,665	21,795

		1,436,535
Pharmaceuticals - 1.78%
Adolor Corp. (I)	5,160	8,875
Cumberland Pharmaceuticals, Inc. (I)	261	1,462
Endo Pharmaceuticals Holdings, Inc. (I)	23,317	652,643
Hi-Tech Pharmacal Company, Inc. (I)	800	26,880
K-V Pharmaceutical Company, Class A (I)(L)	8,839	11,933
Lannett Company, Inc. (I)	3,934	15,067
Questcor Pharmaceuticals, Inc. (I)(L)	23,124	630,360
Viropharma, Inc. (I)(L)	61,100	1,104,077

		2,451,297

		16,728,212
Industrials - 14.85%
Aerospace & Defense - 1.58%
AAR Corp.	39,991	666,650
Aerovironment, Inc. (I)(L)	13,023	366,597
Allied Defense Group, Inc. (I)	1,300	4,095
Ceradyne, Inc. (I)	4,747	127,647

324

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
CPI Aerostructures, Inc. (I)	966	$9,187
Curtiss-Wright Corp.	5,251	151,386
Ducommun, Inc. (I)	2,274	34,065
Esterline Technologies Corp. (I)	4,048	209,848
Huntington Ingalls Industries, Inc. (I)	158	3,844
Innovative Solutions & Support, Inc. (I)	2,300	11,109
Kratos Defense & Security Solutions, Inc. (I)	2,919	19,616
LMI Aerospace, Inc. (I)	2,295	39,153
Moog, Inc., Class A (I)	2,500	81,550
Orbital Sciences Corp., Class A (I)	740	9,472
SIFCO Industries, Inc.	1,000	18,340
Sparton Corp. (I)	2,053	12,893
Sypris Solutions, Inc. (I)	1,826	5,551
Taser International, Inc. (I)	1,200	5,172
Teledyne Technologies, Inc. (I)	1,363	66,596
Triumph Group, Inc.	6,701	326,607

		2,169,378
Air Freight & Logistics - 0.52%
Air Transport Services Group, Inc. (I)	11,029	47,756
Atlas Air Worldwide Holdings, Inc. (I)	3,546	118,046
Pacer International, Inc. (I)	3,311	12,416
UTI Worldwide, Inc.	40,863	532,854

		711,072
Airlines - 0.17%
Hawaiian Holdings, Inc. (I)	166	699
JetBlue Airways Corp. (I)(L)	26,192	107,387
Pinnacle Airlines Corp. (I)	4,022	11,784
Republic Airways Holdings, Inc. (I)	7,051	19,954
Skywest, Inc.	7,577	87,211

		227,035
Building Products - 0.65%
American Woodmark Corp. (I)	1,592	19,279
Ameron International Corp.	1,477	125,456
Apogee Enterprises, Inc.	5,284	45,390
Armstrong World Industries, Inc.	2,004	69,018
Builders FirstSource, Inc. (I)	300	381
Gibraltar Industries, Inc. (I)	5,909	47,981
Griffon Corp. (I)(L)	10,738	87,837
Insteel Industries, Inc.	2,944	29,646
Owens Corning, Inc. (I)	16,508	357,893
PGT, Inc. (I)	3,718	4,648
Quanex Building Products Corp.	1,567	17,159
Simpson Manufacturing Company, Inc.	1,100	27,423
Universal Forest Products, Inc.	2,665	64,093
US Home Systems, Inc.	656	3,273

		899,477
Commercial Services & Supplies - 2.42%
ABM Industries, Inc.	35,432	675,334
Acorn Energy, Inc.	1,776	9,448
American Reprographics Company (I)	4,684	15,738
Casella Waste Systems, Inc., Class A (I)	476	2,504
CECO Environmental Corp.	2,294	13,145
Consolidated Graphics, Inc. (I)	1,633	59,653
Courier Corp.	1,544	10,098
EnergySolutions, Inc. (I)	8,765	30,940
Ennis, Inc.	4,881	63,746
Fuel Tech, Inc. (I)	215	1,251
G&K Services, Inc., Class A	2,329	59,483
Intersections, Inc.	3,791	48,714
KAR Auction Services, Inc. (I)	163	1,974
Kimball International, Inc., Class B	4,427	21,515
M&F Worldwide Corp. (I)(L)	1,700	41,854

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
McGrath Rentcorp	2,338	$55,621
Metalico, Inc. (I)(L)	7,400	28,860
Mobile Mini, Inc. (I)	6,846	112,548
Multi-Color Corp.	1,068	24,126
Schawk, Inc., Class A	3,240	31,979
Steelcase, Inc., Class A	9,558	60,311
Sykes Enterprises, Inc. (I)	3,202	47,870
Team, Inc. (I)	34,551	724,880
Tetra Tech, Inc. (I)	1,400	26,236
The Geo Group, Inc. (I)	9,034	167,671
Unifirst Corp.	2,303	104,303
United Stationers, Inc.	1,348	36,733
Versar, Inc. (I)	2,242	6,278
Viad Corp.	3,488	59,226
Virco Manufacturing Corp. (I)	1,200	1,860
Waste Connections, Inc.	23,086	780,769
WCA Waste Corp. (I)	1,208	5,122

		3,329,790
Construction & Engineering - 0.87%
Aecom Technology Corp. (I)	2,641	46,666
Comfort Systems USA, Inc.	2,691	22,389
Dycom Industries, Inc. (I)	9,107	139,337
EMCOR Group, Inc.	783	15,918
Furmanite Corp. (I)	59	319
Granite Construction, Inc.	3,682	69,111
Great Lakes Dredge & Dock Corp.	10,990	44,729
Insituform Technologies, Inc., Class A (I)	1,700	19,686
Integrated Electrical Services, Inc. (I)	620	1,283
Layne Christensen Company (I)	3,312	76,507
MasTec, Inc. (I)	3,600	63,396
MYR Group, Inc. (I)	1,700	29,988
Northwest Pipe Company (I)	1,600	32,464
Pike Electric Corp. (I)	4,737	32,069
Quanta Services, Inc. (I)	13,568	254,943
Sterling Construction Company, Inc. (I)	2,374	26,518
Tutor Perini Corp.	8,135	93,471
URS Corp. (I)	7,746	229,746

		1,198,540
Electrical Equipment - 1.25%
A123 Systems, Inc. (I)(L)	2,300	7,912
Allied Motion Technologies, Inc.	400	1,984
Belden, Inc.	24,715	637,400
Brady Corp., Class A	6,100	161,223
Encore Wire Corp.	3,894	80,139
EnerSys (I)	2,536	50,771
General Cable Corp. (I)	2,238	52,257
Global Power Equipment Group, Inc. (I)	407	9,471
GrafTech International, Ltd. (I)	46,337	588,480
Hoku Corp. (I)(L)	1,633	2,613
LSI Industries, Inc.	4,131	25,736
Ocean Power Technologies, Inc. (I)	2,429	6,655
Orion Energy Systems, Inc. (I)	3,553	9,415
Powell Industries, Inc. (I)	1,006	31,156
PowerSecure International, Inc. (I)	3,120	14,758
SL Industries, Inc. (I)	1,600	26,960
Ultralife Corp. (I)	1,984	9,900

		1,716,830
Industrial Conglomerates - 0.05%
Standex International Corp.	2,329	72,502
Machinery - 3.55%
Actuant Corp., Class A	2,201	43,470
Alamo Group, Inc.	2,127	44,220

325

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Albany International Corp., Class A	4,234	$77,271
American Railcar Industries, Inc. (I)	4,697	72,240
Ampco-Pittsburgh Corp.	1,474	30,143
Astec Industries, Inc. (I)	1,000	29,280
Barnes Group, Inc.	2,420	46,585
Briggs & Stratton Corp. (L)	7,127	96,286
Cascade Corp.	1,476	49,284
Chart Industries, Inc. (I)	4,414	186,138
CIRCOR International, Inc.	909	26,697
Columbus McKinnon Corp./NY (I)	3,511	38,481
Dynamic Materials Corp.	362	5,702
Energy Recovery, Inc. (I)	706	2,125
EnPro Industries, Inc. (I)	1,000	29,680
ESCO Technologies, Inc.	2,074	52,887
Federal Signal Corp. (I)	11,813	52,213
Flow International Corp. (I)	6,450	14,255
FreightCar America, Inc. (I)	1,700	24,497
Gardner Denver, Inc.	10,107	642,300
Gencor Industries, Inc. (I)	1,400	10,248
Greenbrier Companies, Inc. (I)	4,803	55,955
Hardinge, Inc.	3,000	24,720
Hurco Companies, Inc. (I)	1,492	30,288
IDEX Corp.	19,335	602,479
Kaydon Corp.	1,300	37,284
Key Technology, Inc. (I)	641	7,442
LB Foster Co.	450	10,004
Lydall, Inc. (I)	2,409	21,440
Met-Pro Corp.	2,056	17,640
MFRI, Inc. (I)	1,100	7,920
Miller Industries, Inc.	2,447	42,455
Mueller Industries, Inc.	1,648	63,596
Mueller Water Products, Inc.	19,856	49,243
NACCO Industries, Inc., Class A	1,100	69,740
NN, Inc. (I)	280	1,414
Robbins & Myers, Inc.	1,034	35,890
Terex Corp. (I)	1,402	14,385
Titan International, Inc. (L)	40,863	612,945
Trinity Industries, Inc.	38,172	817,263
Valmont Industries, Inc.	8,752	682,131
Watts Water Technologies, Inc., Class A (L)	3,767	100,391

		4,878,627
Marine - 0.26%
Alexander & Baldwin, Inc.	6,896	251,911
Eagle Bulk Shipping, Inc. (I)(L)	13,405	21,046
Excel Maritime Carriers, Ltd. (I)(L)	15,211	31,639
Genco Shipping & Trading, Ltd. (I)(L)	5,300	41,393
International Shipholding Corp.	848	15,680

		361,669
Professional Services - 0.45%
Barrett Business Services, Inc.	2,178	30,361
CBIZ, Inc. (I)(L)	9,052	59,653
CDI Corp.	3,270	34,924
CRA International, Inc. (I)	2,371	47,444
Franklin Covey Company (I)	3,500	26,600
FTI Consulting, Inc. (I)	97	3,571
GP Strategies Corp. (I)	3,946	39,421
Heidrick & Struggles International, Inc.	1,508	24,807
Hill International, Inc. (I)	1,103	5,162
Hudson Highland Group, Inc. (I)	4,800	16,416
Huron Consulting Group, Inc. (I)	556	17,308
ICF International, Inc. (I)	1,453	27,331
Kelly Services, Inc., Class A	5,507	62,780
Korn/Ferry International (I)	1,251	15,250

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
National Technical Systems, Inc. (I)	1,146	$5,512
Navigant Consulting Company (I)	6,471	59,986
On Assignment, Inc. (I)	9,160	64,761
RCM Technologies, Inc. (I)	300	1,347
School Specialty, Inc. (I)	2,286	16,299
The Dolan Company (I)	5,314	47,773
Volt Information Sciences, Inc. (I)	2,445	16,382

		623,088
Road & Rail - 1.76%
AMERCO, Inc. (I)	3,172	198,091
Arkansas Best Corp.	2,152	34,755
Avis Budget Group, Inc. (I)(L)	17,100	165,357
Celadon Group, Inc.	2,764	24,544
Covenant Transport, Inc. (I)	1,373	5,011
Dollar Thrifty Automotive Group, Inc. (I)	4,000	225,200
Frozen Food Express Industries (I)	800	1,592
Landstar System, Inc.	13,787	545,414
Marten Transport, Ltd.	3,706	63,891
Old Dominion Freight Line, Inc. (I)	26,747	774,861
P.A.M. Transportation Services, Inc. (I)	2,046	20,378
RailAmerica, Inc. (I)	3,106	40,471
Roadrunner Transportation Systems, Inc. (I)	218	2,991
Ryder Systems, Inc.	6,900	258,819
Saia, Inc. (I)	2,642	27,794
Universal Truckload Services, Inc.	174	2,262
USA Truck, Inc. (I)	2,076	16,110
Werner Enterprises, Inc. (L)	995	20,726

		2,428,267
Trading Companies & Distributors - 1.32%
Aceto Corp.	5,823	30,804
Aircastle, Ltd.	13,051	124,246
Applied Industrial Technologies, Inc.	4,193	113,882
Beacon Roofing Supply, Inc. (I)(L)	41,805	668,462
CAI International, Inc. (I)	2,900	33,988
GATX Corp.	7,598	235,462
H&E Equipment Services, Inc. (I)	9,156	75,537
Interline Brands, Inc. (I)	5,656	72,793
Kaman Corp., Class A	600	16,710
KSW, Inc.	700	2,226
Lawson Products, Inc.	1,291	17,454
Rush Enterprises, Inc., Class B (I)	21,749	253,811
TAL International Group, Inc.	4,450	110,983
Textainer Group Holdings, Ltd.	500	10,140
Titan Machinery, Inc. (I)	2,816	50,406
Willis Lease Finance Corp. (I)	406	4,608

		1,821,512

		20,437,787
Information Technology - 15.40%
Communications Equipment - 1.66%
ADTRAN, Inc.	25,243	667,930
Anaren, Inc. (I)	1,281	24,531
Arris Group, Inc. (I)	16,593	170,908
Aviat Networks, Inc. (I)	10,732	25,220
Aware, Inc. (I)	4,448	12,543
Bel Fuse, Inc., Class B	1,641	25,583
Black Box Corp.	2,519	53,781
Calix, Inc. (I)	526	4,103
Cogo Group, Inc. (I)(L)	2,981	6,350
Communications Systems, Inc.	1,800	23,400
Comtech Telecommunications Corp.	3,021	84,860
DG FastChannel, Inc. (I)(L)	1,400	23,730
Digi International, Inc. (I)	4,813	52,943

326

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
EchoStar Corp., Class A (I)	4,285	$96,884
Emulex Corp. (I)	3,023	19,347
Extreme Networks, Inc. (I)	6,804	18,031
Globecomm Systems, Inc. (I)	5,296	71,549
Harmonic, Inc. (I)	6,700	28,542
JDS Uniphase Corp. (I)	41,109	409,857
KVH Industries, Inc. (I)	2,778	21,974
Loral Space & Communications, Inc. (I)	444	22,244
Network Engines, Inc. (I)	7,300	8,468
Network Equipment Technologies, Inc. (I)	364	706
Oplink Communications, Inc. (I)	1,719	26,026
OpNext, Inc. (I)	12,000	15,000
Optical Cable Corp.	931	2,989
ORBCOMM, Inc. (I)	9,140	23,307
Performance Technologies, Inc. (I)	2,000	3,940
Relm Wireless Corp. (I)	2,100	2,058
Sycamore Networks, Inc.	5,162	93,174
Symmetricom, Inc. (I)	4,554	19,764
Tekelec, Inc. (I)	2,053	12,400
Tellabs, Inc.	23,958	102,780
Telular Corp.	2,776	16,378
UTStarcom Holdings Corp. (I)(L)	28,707	29,281
Viasat, Inc. (I)	1,345	44,802
Westell Technologies, Inc., Class A (I)	8,500	18,360

		2,283,743
Computers & Peripherals - 0.26%
Avid Technology, Inc. (I)	8,133	62,949
Concurrent Computer Corp. (I)	1,651	9,213
Cray, Inc. (I)	1,161	6,165
Datalink Corp. (I)	2,700	18,360
Dot Hill Systems Corp. (I)	2,210	3,337
Electronics for Imaging, Inc. (I)	9,181	123,668
Hutchinson Technology, Inc. (I)	5,052	9,902
Imation Corp. (I)	6,647	48,590
Intermec, Inc. (I)	1,914	12,479
Intevac, Inc. (I)	3,801	26,569
KEY Tronic Corp. (I)	1,900	6,517
Novatel Wireless, Inc. (I)	6,508	19,654
Presstek, Inc. (I)	4,185	2,821
Rimage Corp.	958	12,119

		362,343
Electronic Equipment, Instruments & Components - 3.71%
ADDvantage Technologies Group, Inc. (I)	428	967
Agilysys, Inc. (I)	862	6,146
Arrow Electronics, Inc. (I)	41,065	1,140,786
Avnet, Inc. (I)	12,955	337,866
AVX Corp.	14,100	167,367
Benchmark Electronics, Inc. (I)	8,843	115,047
Checkpoint Systems, Inc. (I)	5,678	77,107
Chyron International Corp. (I)	200	404
Coherent, Inc. (I)	1,177	50,564
CTS Corp.	2,914	23,691
DDi Corp.	710	5,140
Electro Rent Corp.	4,173	57,629
Electro Scientific Industries, Inc. (I)	49,438	587,818
FEI Company (I)	1,300	38,948
GSI Group, Inc. (I)	976	7,496
ID Systems, Inc. (I)	2,235	11,399
Ingram Micro, Inc., Class A (I)	21,136	340,924
Insight Enterprises, Inc. (I)	6,149	93,096
IntriCon Corp. (I)	100	307
KEMET Corp. (I)	2,976	21,278
Measurement Specialties, Inc. (I)	3,388	87,952

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Mercury Computer Systems, Inc. (I)	860	$9,890
Methode Electronics, Inc.	7,095	52,716
Multi-Fineline Electronix, Inc. (I)	786	15,673
Newport Corp. (I)	2,812	30,398
OSI Systems, Inc. (I)	19,721	661,048
PAR Technology Corp. (I)	3,132	10,492
Park Electrochemical Corp.	1,464	31,286
PC Connection, Inc. (I)	4,352	34,729
PC Mall, Inc. (I)	3,055	16,100
Perceptron, Inc. (I)	1,608	8,731
Planar Systems, Inc. (I)	5,100	10,200
Plexus Corp. (I)	1,321	29,881
RadiSys Corp. (I)	5,279	32,307
Richardson Electronics, Ltd.	2,584	35,168
Rofin-Sinar Technologies, Inc. (I)	202	3,878
Rogers Corp. (I)	2,200	86,086
Sanmina-SCI Corp. (I)	2,600	17,368
Scansource, Inc. (I)	1,172	34,644
SYNNEX Corp. (I)	5,668	148,502
Tech Data Corp. (I)	6,414	277,277
Tessco Technologies, Inc.	1,750	23,258
TTM Technologies, Inc. (I)	9,698	92,228
Viasystems Group, Inc. (I)	720	12,665
Vicon Industries, Inc. (I)	126	404
Vishay Intertechnology, Inc. (I)	22,682	189,622
Vishay Precision Group, Inc. (I)	1,653	21,787
X-Rite, Inc. (I)(L)	3,846	14,346
Zygo Corp. (I)	2,603	30,091

		5,102,707
Internet Software & Services - 1.98%
AOL, Inc. (I)(L)	5,618	67,416
DealerTrack Holdings, Inc. (I)	1,817	28,472
Digital River, Inc. (I)	504	10,448
Earthlink, Inc.	14,962	97,702
IAC/InterActiveCorp (I)	12,398	490,341
InfoSpace, Inc. (I)	6,814	56,965
Internap Network Services Corp. (I)	11,043	54,332
Keynote Systems, Inc.	1,100	23,243
KIT Digital, Inc. (I)	3,100	26,040
Looksmart, Ltd. (I)	700	924
Marchex, Inc., Class B	2,445	20,783
Market Leader, Inc. (I)	700	1,568
ModusLink Global Solutions, Inc.	7,816	27,278
Open Text Corp. (I)(L)	14,201	740,156
Perficient, Inc. (I)	1,837	13,447
RealNetworks, Inc.	5,862	49,417
Soundbite Communications, Inc. (I)	3,800	9,348
TechTarget, Inc. (I)	2,453	14,007
TheStreet.com, Inc.	8,757	17,339
United Online, Inc.	10,879	56,897
ValueClick, Inc. (I)	57,017	887,185
Web.com Group, Inc. (I)	229	1,598
XO Group, Inc. (I)	3,278	26,781

		2,721,687
IT Services - 1.66%
Acxiom Corp. (I)	3,452	36,729
CACI International, Inc., Class A (I)	4,374	218,438
Ciber, Inc. (I)	17,241	52,240
Convergys Corp. (I)	16,749	157,106
CoreLogic, Inc. (I)	11,608	123,857
Dynamics Research Corp. (I)	1,898	16,930
Euronet Worldwide, Inc. (I)	1,100	17,314

327

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Global Cash Access Holdings, Inc. (I)	1,997	$5,112
INX, Inc. (I)	689	4,782
Jack Henry & Associates, Inc.	26,402	765,130
ManTech International Corp., Class A	3,617	113,501
MAXIMUS, Inc.	19,236	671,336
NCI, Inc. (I)	156	1,861
Online Resources Corp. (I)	6,260	15,963
StarTek, Inc. (I)	3,143	8,958
The Hackett Group, Inc. (I)	7,525	28,068
Tier Technologies, Inc., Class B (I)	809	2,985
Virtusa Corp. (I)	2,773	36,604
WPCS International, Inc. (I)	1,200	2,460

		2,279,374
Semiconductors & Semiconductor Equipment - 4.08%
Advanced Analogic Technologies, Inc. (I)	9,064	39,247
Aetrium (I)	650	904
Alpha & Omega Semiconductor, Ltd. (I)	212	1,741
Anadigics, Inc. (I)	11,169	24,125
Applied Micro Circuits Corp. (I)	1,116	5,993
ATMI, Inc. (I)	4,545	71,902
Axcelis Technologies, Inc. (I)	5,100	6,120
AXT, Inc. (I)	4,229	21,314
Brooks Automation, Inc.	5,718	46,602
BTU International, Inc. (I)	1,318	5,852
Cabot Microelectronics Corp. (I)	1,000	34,390
Cascade Microtech, Inc. (I)	1,892	6,868
Cohu, Inc.	4,192	41,417
CSR PLC, ADR (I)	1,445	19,276
Cymer, Inc. (I)	17,179	638,715
Diodes, Inc. (I)	28,872	517,386
DSP Group, Inc. (I)	4,702	27,742
Entegris, Inc. (I)	1,000	6,380
Exar Corp. (I)	8,586	49,026
FormFactor, Inc. (I)	7,875	49,061
FSI International, Inc. (I)	7,000	13,230
Gigoptix, Inc. (I)	1,582	2,610
GSI Technology, Inc. (I)	5,524	27,178
Ikanos Communications, Inc. (I)	4,125	3,548
Integrated Device Technology, Inc. (I)	7,623	39,258
Integrated Silicon Solution, Inc. (I)	4,000	31,240
International Rectifier Corp. (I)	3,315	61,725
Intersil Corp., Class A	2,747	28,267
IXYS Corp. (I)	2,306	25,089
Kopin Corp. (I)	4,212	14,447
Kulicke & Soffa Industries, Inc. (I)	2,900	21,634
Lattice Semiconductor Corp. (I)	155,529	816,527
LTX-Credence Corp. (I)	3,300	17,457
Mattson Technology, Inc. (I)(L)	7,741	9,057
MEMSIC, Inc. (I)	3,797	9,379
Microsemi Corp. (I)	2,800	44,744
MKS Instruments, Inc.	4,529	98,325
Monolithic Power Systems, Inc. (I)	2,500	25,450
MoSys, Inc. (I)(L)	1,701	6,226
Netlogic Microsystems, Inc. (I)	16,959	815,897
Novellus Systems, Inc. (I)	25,403	692,486
Pericom Semiconductor Corp. (I)	4,434	32,856
Photronics, Inc. (I)(L)	13,726	68,355
PLX Technology, Inc. (I)	1,647	4,957
PMC-Sierra, Inc. (I)	7,700	46,046
Rudolph Technologies, Inc. (I)	4,469	29,898
Semtech Corp. (I)	35,625	751,688
Sigma Designs, Inc. (I)(L)	5,587	43,802
Spansion, Inc., Class A (I)	1,159	14,163
Standard Microsystems Corp. (I)	3,611	70,053

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
SunPower Corp., Class A (I)	368	$2,977
SunPower Corp., Class B (I)	1,152	8,467
Supertex, Inc. (I)	674	11,660
Tessera Technologies, Inc. (I)	5,784	69,061
Trident Microsystems, Inc. (I)	10,300	5,356
Veeco Instruments, Inc. (I)	1,470	35,868

		5,613,042
Software - 2.05%
Accelrys, Inc. (I)	3,700	22,422
American Software, Inc., Class A	208	1,508
Ariba, Inc. (I)	26,646	738,361
AsiaInfo Holdings, Inc. (I)	400	2,952
EPIQ Systems, Inc.	4,986	62,475
ePlus, Inc. (I)	1,364	33,650
JDA Software Group, Inc. (I)	1,400	32,816
Mentor Graphics Corp. (I)	5,579	53,670
Parametric Technology Corp. (I)	32,827	504,879
Pervasive Software, Inc. (I)	1,000	6,000
Quest Software, Inc. (I)	31,815	505,222
Rosetta Stone, Inc. (I)	348	3,184
S1 Corp. (I)	1,335	12,242
Seachange International, Inc. (I)	5,428	41,796
Smith Micro Software, Inc. (I)	1,724	2,620
SS&C Technologies Holdings, Inc. (I)	321	4,587
Take-Two Interactive Software, Inc. (I)	1,749	22,247
TeleCommunication Systems, Inc. (I)	7,641	26,361
THQ, Inc. (I)(L)	12,023	20,800
TIBCO Software, Inc. (I)	32,536	728,481

		2,826,273

		21,189,169
Materials - 6.94%
Chemicals - 2.65%
A. Schulman, Inc.	3,119	52,992
American Pacific Corp. (I)	1,621	11,882
American Vanguard Corp.	1,799	20,077
Arabian American Development Company (I)	2,516	8,479
Arch Chemicals, Inc. (L)	703	32,985
Ashland, Inc.	7,730	341,202
Cabot Corp.	1,469	36,402
Chase Corp.	1,174	12,621
Chemtura Corp. (I)	1,362	13,661
Core Molding Technologies, Inc. (I)	1,000	7,730
Cytec Industries, Inc.	5,478	192,497
Ferro Corp. (I)	4,772	29,348
FMC Corp.	9,096	629,079
Georgia Gulf Corp. (I)	2,284	31,588
H.B. Fuller Company	1,700	30,974
Huntsman Corp.	13,700	132,479
Innophos Holdings, Inc.	17,999	717,620
KMG Chemicals, Inc.	1,402	17,273
Landec Corp. (I)	3,769	20,051
Minerals Technologies, Inc.	1,684	82,971
NL Industries, Inc.	42	526
Olin Corp.	3,242	58,388
OM Group, Inc. (I)	4,455	115,696
Penford Corp. (I)	2,624	13,487
PolyOne Corp.	60,712	650,226
Quaker Chemical Corp.	1,086	28,149
Sensient Technologies Corp.	2,292	74,605
Spartech Corp. (I)	5,607	17,942
Stepan Company	200	13,436
Westlake Chemical Corp.	5,856	200,744

328

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Zoltek Companies, Inc. (I)(L)	6,760	$43,467

		3,638,577
Construction Materials - 0.17%
Eagle Materials, Inc.	900	14,985
Headwaters, Inc. (I)	11,408	16,428
Texas Industries, Inc. (I)(L)	2,257	71,637
Vulcan Materials Company (L)	4,941	136,174

		239,224
Containers & Packaging - 0.82%
AptarGroup, Inc.	13,776	615,374
Boise, Inc.	14,725	76,128
Graphic Packaging Holding Company (I)	25,560	88,182
Myers Industries, Inc.	6,330	64,250
Rock-Tenn Company, Class A	449	21,857
Temple-Inland, Inc.	8,328	261,249

		1,127,040
Metals & Mining - 1.82%
A. M. Castle & Company (I)	4,342	47,501
Allied Nevada Gold Corp. (I)	6,400	229,184
Century Aluminum Company (I)	12,885	115,192
Coeur d’Alene Mines Corp. (I)	8,300	177,952
Commercial Metals Company	5,811	55,263
Compass Minerals International, Inc.	8,485	566,628
Detour Gold Corp. (I)	7,625	198,647
Friedman Industries, Inc.	1,701	14,867
Haynes International, Inc.	2,023	87,899
Horsehead Holding Corp. (I)	7,506	55,695
Kaiser Aluminum Corp.	2,852	126,287
Materion Corp. (I)	2,410	54,659
Metals USA Holdings Corp. (I)	255	2,282
Olympic Steel, Inc.	2,383	40,368
Reliance Steel & Aluminum Company	10,500	357,105
RTI International Metals, Inc. (I)	4,900	114,268
Schnitzer Steel Industries, Inc.	500	18,400
Steel Dynamics, Inc.	12,027	119,308
Synalloy Corp.	1,121	12,331
Universal Stainless & Alloy Products, Inc. (I)	1,562	39,706
Worthington Industries, Inc.	5,308	74,153

		2,507,695
Paper & Forest Products - 1.48%
Buckeye Technologies, Inc.	7,600	183,236
Clearwater Paper Corp. (I)	600	20,388
Domtar Corp.	4,550	310,174
KapStone Paper and Packaging Corp. (I)	5,210	72,367
Louisiana-Pacific Corp. (I)	19,268	98,267
MeadWestvaco Corp.	16,624	408,285
Mercer International, Inc. (I)	10,058	68,394
Neenah Paper, Inc.	2,549	36,145
P.H. Glatfelter Company	7,710	101,849
Schweitzer-Mauduit International, Inc.	13,016	727,204
Wausau Paper Corp.	2,081	13,298

		2,039,607

		9,552,143
Telecommunication Services - 0.75%
Diversified Telecommunication Services - 0.42%
Alaska Communications
Systems Group, Inc. (L)	57,365	376,314
General Communication, Inc., Class A (I)	6,157	50,487
HickoryTech Corp.	2,058	19,798
Iridium Communications, Inc. (I)	9,684	60,041
Neutral Tandem, Inc. (I)	1,436	13,900

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Premiere Global Services, Inc. (I)(L)	3,800	$24,396
Primus Telecommunications Group, Inc. (I)	43	457
SureWest Communications	2,913	30,499

		575,892
Wireless Telecommunication Services - 0.33%
FiberTower Corp. (I)(L)	5,109	4,843
Leap Wireless International, Inc. (I)(L)	8,053	55,566
Shenandoah Telecommunications Company	58	646
Telephone & Data Systems, Inc. (L)	5,100	108,375
Telephone & Data Systems, Inc. -
Special Shares	5,765	113,974
United States Cellular Corp. (I)	3,700	146,705
USA Mobility, Inc.	1,500	19,800

		449,909

		1,025,801
Utilities - 0.82%
Gas Utilities - 0.49%
UGI Corp.	25,930	681,181
Independent Power Producers & Energy Traders - 0.26%
Dynegy, Inc. (I)(L)	11,329	46,675
GenOn Energy, Inc. (I)	100,296	278,823
Ormat Technologies, Inc.	1,734	27,883

		353,381
Water Utilities - 0.07%
Consolidated Water Company, Ltd.	673	5,303
Pennichuck Corp.	842	23,559
SJW Corp.	2,833	61,674

		90,536

		1,125,098

TOTAL COMMON STOCKS (Cost $132,518,711)		$135,717,531

SECURITIES LENDING COLLATERAL - 10.34%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	1,422,740	14,234,794

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,235,456)		$14,234,794

SHORT-TERM INVESTMENTS - 1.86%
Money Market Funds - 1.86%
State Street Institutional Liquid Reserves
Fund, 0.0927% (Y)	$2,565,044	$2,565,044

TOTAL SHORT-TERM INVESTMENTS (Cost $2,565,044)		$2,565,044

Total Investments (Small Cap Opportunities Trust)
(Cost $149,319,211) - 110.82%		$152,517,369
Other assets and liabilities, net - (10.82%)		(14,893,693)

TOTAL NET ASSETS - 100.00%		$137,623,676

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.22%
Consumer Discretionary - 16.73%
Diversified Consumer Services - 1.34%
Matthews International Corp., Class A (L)	221,400	$6,810,264

329

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.63%
Bally Technologies, Inc. (I)(L)	123,900	$3,342,822
CEC Entertainment, Inc.	188,150	5,356,631
Choice Hotels International, Inc. (L)	174,300	5,180,196
Sonic Corp. (I)(L)	638,600	4,514,902

		18,394,551
Household Durables - 1.17%
Helen of Troy, Ltd. (I)(L)	236,400	5,938,368
Leisure Equipment & Products - 0.85%
Mattel, Inc.	165,900	4,295,151
Media - 2.23%
Arbitron, Inc. (L)	340,769	11,272,639
Multiline Retail - 1.12%
Fred’s, Inc., Class A (L)	530,700	5,657,262
Specialty Retail - 5.63%
Ascena Retail Group, Inc. (I)	273,900	7,414,473
Stage Stores, Inc. (L)	741,249	10,281,124
The Cato Corp., Class A (L)	477,446	10,771,182

		28,466,779
Textiles, Apparel & Luxury Goods - 0.76%
Skechers U.S.A., Inc., Class A (I)(L)	273,200	3,832,996

		84,668,010
Consumer Staples - 2.05%
Food & Staples Retailing - 1.58%
Casey’s General Stores, Inc.	183,500	8,009,775
Food Products - 0.47%
Ralcorp Holdings, Inc. (I)	31,000	2,378,010

		10,387,785
Energy - 4.33%
Energy Equipment & Services - 2.29%
Bristow Group, Inc. (L)	127,300	5,401,339
SEACOR Holdings, Inc. (L)	77,244	6,195,741

		11,597,080
Oil, Gas & Consumable Fuels - 2.04%
Georesources, Inc. (I)	250,700	4,459,953
Penn Virginia Corp. (L)	369,000	2,055,330
Plains Exploration & Production Company (I)	42,700	969,717
Scorpio Tankers, Inc. (I)	336,600	1,777,248
Whiting Petroleum Corp. (I)	29,200	1,024,336

		10,286,584

		21,883,664
Financials - 22.58%
Capital Markets - 1.67%
Ares Capital Corp.	613,666	8,450,181
Commercial Banks - 6.74%
First Busey Corp. (L)	638,777	2,778,680
First Midwest Bancorp, Inc. (L)	700,931	5,130,815
Hancock Holding Company (L)	171,900	4,603,482
International Bancshares Corp. (L)	536,210	7,051,162
MB Financial, Inc. (L)	293,148	4,315,139
Webster Financial Corp. (L)	485,300	7,425,090
Westamerica Bancorp. (L)	72,600	2,782,032

		34,086,400
Insurance - 7.69%
Alleghany Corp. (I)	15,082	4,351,157
AMERISAFE, Inc. (I)(L)	185,000	3,405,850
Assured Guaranty, Ltd. (L)	316,307	3,476,214
Delphi Financial Group, Inc., Class A (L)	432,150	9,299,868

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Platinum Underwriters Holdings, Ltd. (L)	212,809	$6,543,877
Primerica, Inc.	338,900	7,306,684
Reinsurance Group of America, Inc.	58,800	2,701,860
White Mountains Insurance Group, Ltd.	4,450	1,805,588

		38,891,098
Real Estate Investment Trusts - 3.36%
American Campus Communities, Inc.	73,700	2,742,377
Campus Crest Communities, Inc.	311,700	3,391,296
DiamondRock Hospitality Company (L)	611,788	4,276,398
Education Realty Trust, Inc.	413,569	3,552,558
Mack-Cali Realty Corp.	113,000	3,022,750

		16,985,379
Thrifts & Mortgage Finance - 3.12%
First Niagara Financial Group, Inc.	418,812	3,832,130
Flushing Financial Corp. (L)	234,500	2,532,600
Northwest Bancshares, Inc. (L)	792,500	9,438,675

		15,803,405

		114,216,463
Health Care - 7.61%
Health Care Equipment & Supplies - 1.68%
Haemonetics Corp. (I)(L)	62,700	3,666,696
ICU Medical, Inc. (I)(L)	131,340	4,833,312

		8,500,008
Health Care Providers & Services - 2.34%
Amsurg Corp. (I)(L)	360,230	8,105,175
Corvel Corp. (I)	87,865	3,734,263

		11,839,438
Life Sciences Tools & Services - 3.59%
Charles River
Laboratories International, Inc. (I)	290,300	8,308,386
ICON PLC, ADR (I)(L)	612,300	9,845,784

		18,154,170

		38,493,616
Industrials - 22.12%
Commercial Services & Supplies - 5.00%
ACCO Brands Corp. (I)(L)	812,000	3,873,240
G&K Services, Inc., Class A	206,300	5,268,902
Standard Parking Corp. (I)	196,238	3,069,162
Unifirst Corp.	41,000	1,856,890
United Stationers, Inc. (L)	411,688	11,218,498

		25,286,692
Construction & Engineering - 0.25%
Sterling Construction Company, Inc. (I)	111,767	1,248,437
Electrical Equipment - 2.96%
Acuity Brands, Inc. (L)	87,100	3,139,084
Belden, Inc.	459,549	11,851,769

		14,990,853
Industrial Conglomerates - 2.69%
Carlisle Companies, Inc. (L)	426,636	13,601,156
Machinery - 5.46%
Albany International Corp., Class A	425,734	7,769,646
ESCO Technologies, Inc.	265,402	6,767,751
Flowserve Corp.	23,000	1,702,000
Mueller Industries, Inc. (L)	295,610	11,407,590

		27,646,987
Marine - 2.07%
Kirby Corp. (I)(L)	198,500	10,449,040

330

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 0.32%
Towers Watson & Company, Class A	27,100	$1,620,038
Road & Rail - 1.75%
Genesee & Wyoming, Inc., Class A (I)	190,225	8,849,267
Trading Companies & Distributors - 1.62%
GATX Corp. (L)	265,300	8,221,647

		111,914,117
Information Technology - 9.49%
Computers & Peripherals - 1.61%
Diebold, Inc. (L)	261,600	7,196,616
Electronics for Imaging, Inc. (I)	69,922	941,849

		8,138,465
Electronic Equipment, Instruments & Components - 2.15%
Coherent, Inc. (I)(L)	104,700	4,497,912
MTS Systems Corp.	181,368	5,557,116
NAM TAI Electronics, Inc.	167,233	821,114

		10,876,142
IT Services - 2.75%
Fiserv, Inc. (I)	71,200	3,614,824
MAXIMUS, Inc.	295,800	10,323,420

		13,938,244
Office Electronics - 1.13%
Zebra Technologies Corp., Class A (I)	185,500	5,739,370
Semiconductors & Semiconductor Equipment - 0.66%
Maxim Integrated Products, Inc.	142,400	3,322,192
Software - 1.19%
Websense, Inc. (I)(L)	347,200	6,006,560

		48,020,973
Materials - 5.02%
Chemicals - 1.92%
Koppers Holdings, Inc.	148,588	3,805,339
Zep, Inc. (L)	394,050	5,918,631

		9,723,970
Containers & Packaging - 1.54%
AptarGroup, Inc.	154,638	6,907,679
Greif, Inc., Class A	20,900	896,401

		7,804,080
Paper & Forest Products - 1.56%
Deltic Timber Corp. (L)	131,946	7,874,537

		25,402,587
Utilities - 6.29%
Electric Utilities - 2.79%
Unisource Energy Corp. (L)	220,000	7,939,800
Westar Energy, Inc. (L)	234,300	6,190,206

		14,130,006
Gas Utilities - 3.50%
Atmos Energy Corp. (L)	185,100	6,006,495
New Jersey Resources Corp. (L)	108,474	4,617,738
UGI Corp.	77,400	2,033,294
WGL Holdings, Inc.	129,100	5,043,937

		17,701,464

		31,831,470

TOTAL COMMON STOCKS (Cost $457,372,813)		$486,818,685

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 23.47%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	11,868,790	$118,749,616

TOTAL SECURITIES LENDING
COLLATERAL (Cost $118,761,954)		$118,749,616

SHORT-TERM INVESTMENTS - 3.91%
Repurchase Agreement - 3.91%
Bank of America Tri-Party Repurchase
Agreement dated 09/30/2011 at 0.080% to
be repurchased at $19,800,132 on
10/03/2011, collateralized by $20,142,709
Federal National Mortgage Association,
3.4400% due 01/01/2040 (valued at
$20,196,000, including interest)	$19,800,000	$19,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $19,800,000)		$19,800,000

Total Investments (Small Cap Value Trust)
(Cost $595,934,767) - 123.60%		$625,368,301
Other assets and liabilities, net - (23.60%)		(119,406,758)

TOTAL NET ASSETS - 100.00%		$505,961,543

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.66%
Consumer Discretionary - 17.04%
Auto Components - 1.12%
Tenneco, Inc. (I)	20,008	$512,405
TRW Automotive Holdings Corp. (I)	16,240	531,535

		1,043,940
Distributors - 0.73%
Pool Corp. (L)	25,899	678,036
Diversified Consumer Services - 0.76%
Weight Watchers International, Inc.	12,208	711,116
Hotels, Restaurants & Leisure - 4.62%
Buffalo Wild Wings, Inc. (I)(L)	13,620	814,476
Choice Hotels International, Inc. (L)	17,951	533,504
Darden Restaurants, Inc.	15,109	645,910
Jack in the Box, Inc. (I)	31,484	627,161
Life Time Fitness, Inc. (I)	21,515	792,828
Penn National Gaming, Inc. (I)(L)	26,727	889,742

		4,303,621
Media - 0.88%
DreamWorks Animation SKG, Inc. (I)(L)	16,770	304,879
National CineMedia, Inc.	35,591	516,425

		821,304
Specialty Retail - 6.39%
Dick’s Sporting Goods, Inc. (I)	22,316	746,693
DSW, Inc., Class A	16,655	769,128
Foot Locker, Inc.	41,568	835,101
Group 1 Automotive, Inc.	18,046	641,535
Monro Muffler Brake, Inc.	21,187	698,535
Tractor Supply Company	12,603	788,318
Urban Outfitters, Inc. (I)	30,323	676,809
Vitamin Shoppe, Inc. (I)	21,253	795,712

		5,951,831

331

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 2.54%
Maidenform Brands, Inc. (I)(L)	31,462	$736,525
Steven Madden, Ltd. (I)	26,571	799,787
Under Armour, Inc., Class A (I)(L)	12,410	824,148

		2,360,460

		15,870,308
Consumer Staples - 4.62%
Food & Staples Retailing - 0.77%
Ruddick Corp.	18,288	713,049
Food Products - 2.84%
B&G Foods, Inc.	41,613	694,105
Diamond Foods, Inc. (L)	13,503	1,077,404
Lancaster Colony Corp. (L)	14,370	876,714

		2,648,223
Personal Products - 1.01%
Nu Skin Enterprises, Inc., Class A	23,209	940,429

		4,301,701
Energy - 6.98%
Energy Equipment & Services - 3.35%
Dresser-Rand Group, Inc. (I)	17,856	723,704
Dril-Quip, Inc. (I)	10,729	578,400
FMC Technologies, Inc. (I)(L)	18,404	691,990
Lufkin Industries, Inc.	11,107	591,003
Patterson-UTI Energy, Inc.	31,065	538,667

		3,123,764
Oil, Gas & Consumable Fuels - 3.63%
Bill Barrett Corp. (I)	17,579	637,063
Carrizo Oil & Gas, Inc. (I)(L)	22,776	490,823
Energen Corp.	15,105	617,643
HollyFrontier Corp.	33,672	882,880
James River Coal Company (I)(L)	30,985	197,374
SandRidge Energy, Inc. (I)	100,021	556,117

		3,381,900

		6,505,664
Financials - 5.41%
Capital Markets - 1.46%
Affiliated Managers Group, Inc. (I)	9,024	704,323
Greenhill & Company, Inc. (L)	9,329	266,716
Stifel Financial Corp. (I)	14,776	392,451

		1,363,490
Commercial Banks - 1.71%
City National Corp.	11,926	450,326
Huntington Bancshares, Inc.	105,042	504,202
SVB Financial Group (I)	17,221	637,177

		1,591,705
Insurance - 1.45%
Brown & Brown, Inc.	21,058	374,832
ProAssurance Corp.	13,535	974,791

		1,349,623
Real Estate Investment Trusts - 0.79%
Colonial Properties Trust	40,375	733,210

		5,038,028
Health Care - 17.74%
Biotechnology - 2.80%
Acorda Therapeutics, Inc. (I)	20,538	409,938
BioMarin Pharmaceutical, Inc. (I)	30,760	980,321
Incyte Corp. (I)(L)	56,515	789,515

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
United Therapeutics Corp. (I)	11,289	$423,225

		2,602,999
Health Care Equipment & Supplies - 4.19%
Insulet Corp. (I)(L)	29,392	448,522
Masimo Corp. (L)	32,048	693,839
Meridian Bioscience, Inc. (L)	26,795	421,753
Sirona Dental Systems, Inc. (I)	18,136	769,148
STERIS Corp.	26,186	766,464
Zoll Medical Corp. (I)	21,359	806,089

		3,905,815
Health Care Providers & Services - 4.60%
Centene Corp. (I)	24,470	701,555
Chemed Corp.	15,429	847,978
Health Management
Associates, Inc., Class A (I)	73,417	508,046
HMS Holdings Corp. (I)	24,011	585,628
Mednax, Inc. (I)	11,024	690,543
PSS World Medical, Inc. (I)(L)	28,270	556,636
VCA Antech, Inc. (I)(L)	24,628	393,555

		4,283,941
Health Care Technology - 1.95%
Allscripts Healthcare Solutions, Inc. (I)	44,518	802,214
Quality Systems, Inc. (L)	10,429	1,011,613

		1,813,827
Life Sciences Tools & Services - 2.45%
Bruker Corp. (I)	42,292	572,211
Parexel International Corp. (I)	27,723	524,796
PerkinElmer, Inc.	28,352	544,642
Techne Corp.	9,390	638,614

		2,280,263
Pharmaceuticals - 1.75%
Medicis Pharmaceutical Corp., Class A	26,774	976,716
Salix Pharmaceuticals, Ltd. (I)	22,125	654,900

		1,631,616

		16,518,461
Industrials - 13.31%
Aerospace & Defense - 2.72%
Hexcel Corp. (I)	38,008	842,257
TransDigm Group, Inc. (I)	20,670	1,688,119

		2,530,376
Air Freight & Logistics - 1.54%
Forward Air Corp.	25,841	657,653
HUB Group, Inc., Class A (I)	27,512	777,764

		1,435,417
Commercial Services & Supplies - 1.83%
Corrections Corp. of America (I)	40,521	919,421
Fuel Tech, Inc. (I)(L)	12,509	72,802
Tetra Tech, Inc. (I)	38,106	714,106

		1,706,329
Electrical Equipment - 1.11%
General Cable Corp. (I)	19,225	448,904
Thomas & Betts Corp. (I)	14,764	589,231

		1,038,135
Machinery - 4.04%
Crane Company	18,282	652,485
Kennametal, Inc.	19,687	644,552
Lincoln Electric Holdings, Inc.	22,878	663,691

332

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Lindsay Corp. (L)	10,457	$562,587
Meritor, Inc. (I)	48,414	341,803
Wabtec Corp.	17,011	899,372

		3,764,490
Professional Services - 1.00%
CoStar Group, Inc. (I)	17,859	928,132
Trading Companies & Distributors - 1.07%
Watsco, Inc. (L)	9,530	486,983
WESCO International, Inc. (I)(L)	15,140	507,947

		994,930

		12,397,809
Information Technology - 25.21%
Communications Equipment - 2.43%
Ciena Corp. (I)(L)	32,567	364,750
Finisar Corp. (I)(L)	35,536	623,301
Netgear, Inc. (I)	23,362	604,842
Polycom, Inc. (I)	36,672	673,665

		2,266,558
Electronic Equipment, Instruments & Components - 0.67%
Littelfuse, Inc.	15,626	628,321
Internet Software & Services - 3.61%
Ancestry.com, Inc. (I)(L)	18,544	435,784
Open Text Corp. (I)(L)	14,405	750,789
RightNow Technologies, Inc. (I)	25,700	849,385
ValueClick, Inc. (I)	58,899	916,468
WebMD Health Corp. (I)	13,654	411,668

		3,364,094
IT Services - 0.94%
Alliance Data Systems Corp. (I)(L)	9,423	873,512
Semiconductors & Semiconductor Equipment - 7.07%
Cavium Inc. (I)	25,716	694,589
Cymer, Inc. (I)	16,826	625,591
Hittite Microwave Corp. (I)	15,786	768,778
Microsemi Corp. (I)	45,196	722,232
Netlogic Microsystems, Inc. (I)	8,242	396,523
PMC-Sierra, Inc. (I)	102,365	612,143
Power Integrations, Inc. (L)	24,514	750,374
Semtech Corp. (I)	37,053	781,818
Teradyne, Inc. (I)(L)	58,527	644,382
Volterra Semiconductor Corp. (I)	30,497	586,457

		6,582,887
Software - 10.49%
ANSYS, Inc. (I)	14,882	729,813
Aspen Technology, Inc. (I)	59,843	913,803
BroadSoft, Inc. (I)(L)	26,272	797,355
CommVault Systems, Inc. (I)	24,967	925,277
Fair Isaac Corp.	25,351	553,412
Informatica Corp. (I)	27,685	1,133,701
Interactive Intelligence Group (I)	21,349	579,625
Manhattan Associates, Inc. (I)	24,699	817,043
MICROS Systems, Inc. (I)	20,381	894,930
Parametric Technology Corp. (I)	31,699	487,531
Quest Software, Inc. (I)	36,063	572,680
SolarWinds, Inc. (I)	36,304	799,414
Websense, Inc. (I)	32,435	561,126

		9,765,710

		23,481,082

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 4.57%
Chemicals - 2.49%
Intrepid Potash, Inc. (I)(L)	23,729	$590,140
Olin Corp.	40,948	737,473
Rockwood Holdings, Inc. (I)	15,550	523,880
Solutia, Inc. (I)	36,098	463,859

		2,315,352
Containers & Packaging - 0.64%
Greif, Inc., Class A	13,846	593,855
Metals & Mining - 1.44%
Allied Nevada Gold Corp. (I)	8,482	303,744
Carpenter Technology Corp.	17,331	777,989
Detour Gold Corp. (I)	10,088	262,814

		1,344,547

		4,253,754
Telecommunication Services - 0.78%
Wireless Telecommunication Services - 0.78%
SBA Communications Corp., Class A (I)	21,208	731,252
Utilities - 1.00%
Electric Utilities - 1.00%
ITC Holdings Corp.	11,978	927,457

TOTAL COMMON STOCKS (Cost $84,953,553)		$90,025,516

SECURITIES LENDING COLLATERAL - 14.18%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	1,319,794	13,204,799

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,206,116)		$13,204,799

SHORT-TERM INVESTMENTS - 3.68%
Money Market Funds - 3.68%
State Street Institutional Liquid Reserves
Fund, 0.0927% (Y)	$3,427,082	$3,427,082

TOTAL SHORT-TERM INVESTMENTS (Cost $3,427,082)		$3,427,082

Total Investments (Small Company Growth Trust)
(Cost $101,586,751) - 114.52%		$106,657,397
Other assets and liabilities, net - (14.52%)		(13,519,850)

TOTAL NET ASSETS - 100.00%		$93,137,547

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.67%
Consumer Discretionary - 11.22%
Auto Components - 0.79%
Drew Industries, Inc. (L)	131,000	$2,617,381
Automobiles - 0.34%
Winnebago Industries, Inc. (I)(L)	164,000	1,134,880
Distributors - 0.85%
Pool Corp. (L)	107,000	2,801,260
Diversified Consumer Services - 1.55%
Ascent Media Corp., Class A (I)	46,500	1,828,380
Matthews International Corp., Class A	107,000	3,291,320

		5,119,700

333

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.55%
Orient Express Hotels, Ltd., Class A (I)(L)	261,000	$1,803,510
Household Durables - 1.39%
CSS Industries, Inc.	80,500	1,342,740
Ethan Allen Interiors, Inc. (L)	52,000	707,720
M/I Homes, Inc. (I)(L)	72,200	433,922
Meritage Homes Corp. (I)(L)	119,000	1,801,660
Stanley Furniture Company, Inc. (I)	105,000	309,750

		4,595,792
Leisure Equipment & Products - 0.25%
Brunswick Corp.	59,500	835,380
Media - 0.38%
Saga Communications, Inc., Class A (I)	43,000	1,268,930
Multiline Retail - 0.41%
Fred’s, Inc., Class A (L)	126,000	1,343,160
Specialty Retail - 4.49%
Aaron’s, Inc.	326,900	8,254,225
Haverty Furniture Companies, Inc.	149,400	1,492,506
MarineMax, Inc. (I)(L)	135,000	873,450
Stein Mart, Inc.	240,000	1,500,000
The Men’s Wearhouse, Inc.	104,500	2,725,360

		14,845,541
Textiles, Apparel & Luxury Goods - 0.22%
Culp, Inc. (I)	86,000	726,700

		37,092,234
Consumer Staples - 0.80%
Food & Staples Retailing - 0.58%
Nash Finch Company	70,411	1,896,168
Tobacco - 0.22%
Alliance One International, Inc. (I)(L)	298,000	727,120

		2,623,288
Energy - 5.65%
Energy Equipment & Services - 2.12%
Atwood Oceanics, Inc. (I)(L)	46,000	1,580,560
CARBO Ceramics, Inc. (L)	29,400	3,014,382
Hercules Offshore, Inc. (I)(L)	149,400	436,248
Tetra Technologies, Inc. (I)(L)	212,000	1,636,640
Union Drilling, Inc. (I)	71,500	336,050

		7,003,880
Oil, Gas & Consumable Fuels - 3.53%
Cloud Peak Energy, Inc. (I)(L)	99,300	1,683,135
Forest Oil Corp. (I)	75,000	1,080,000
Northern Oil and Gas, Inc. (I)(L)	150,000	2,908,500
Oasis Petroleum, Inc. (I)(L)	149,000	3,327,170
Overseas Shipholding Group, Inc. (L)	31,000	425,940
Penn Virginia Corp. (L)	192,000	1,069,440
Swift Energy Company (I)	48,500	1,180,490

		11,674,675

		18,678,555
Financials - 20.88%
Capital Markets - 3.37%
Ares Capital Corp.	288,000	3,965,760
Hercules Technology Growth Capital, Inc.	193,000	1,644,360
JMP Group, Inc.	95,000	551,950
Kohlberg Capital Corp.	167,634	980,659
Piper Jaffray Companies (I)(L)	36,300	650,859
Safeguard Scientifics, Inc. (I)	76,500	1,147,500

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Stifel Financial Corp. (I)(L)	83,250	$2,211,120

		11,152,208
Commercial Banks - 4.89%
Columbia Banking System, Inc. (L)	71,000	1,016,720
East West Bancorp, Inc.	127,000	1,893,570
Glacier Bancorp, Inc. (L)	191,400	1,793,418
Home Bancshares, Inc.	124,000	2,631,280
Signature Bank (I)(L)	51,500	2,458,095
SVB Financial Group (I)(L)	100,000	3,700,000
Wintrust Financial Corp. (L)	103,000	2,658,430

		16,151,513
Diversified Financial Services - 0.53%
Compass Diversified Holdings (L)	143,100	1,742,958
Insurance - 5.00%
Alterra Capital Holdings, Ltd.	123,000	2,333,310
Employers Holdings, Inc.	68,000	867,680
Markel Corp. (I)(L)	6,170	2,203,492
Meadowbrook Insurance Group, Inc. (L)	81,000	721,710
National Interstate Corp.	116,000	2,549,680
ProAssurance Corp. (L)	109,000	7,850,180

		16,526,052
Real Estate Investment Trusts - 6.99%
Acadia Realty Trust (L)	78,000	1,458,600
CBL & Associates Properties, Inc. (L)	324,000	3,680,640
Cedar Shopping Centers, Inc.	153,000	475,830
First Potomac Realty Trust	170,000	2,119,900
Hatteras Financial Corp. (L)	76,500	1,924,740
Kilroy Realty Corp. (L)	113,000	3,536,900
LaSalle Hotel Properties	138,300	2,655,360
Potlatch Corp. (L)	83,000	2,616,160
Redwood Trust, Inc. (L)	134,000	1,496,780
Saul Centers, Inc.	30,700	1,037,967
Washington Real Estate Investment Trust	73,900	2,082,502

		23,085,379
Thrifts & Mortgage Finance - 0.10%
Radian Group, Inc. (L)	155,500	340,545

		68,998,655
Health Care - 5.91%
Biotechnology - 0.37%
Exelixis, Inc. (I)	224,900	1,227,954
Health Care Equipment & Supplies - 2.26%
Analogic Corp. (L)	33,825	1,535,993
AngioDynamics, Inc. (I)	95,600	1,256,184
Quidel Corp. (I)(L)	102,000	1,669,740
West Pharmaceutical Services, Inc. (L)	81,000	3,005,100

		7,467,017
Health Care Providers & Services - 3.28%
Landauer, Inc.	33,500	1,659,590
National Healthcare Corp. (L)	60,697	1,960,513
Owens & Minor, Inc. (L)	200,000	5,696,000
Triple-S Management Corp., Class B (I)	90,200	1,510,850

		10,826,953

		19,521,924
Industrials - 24.79%
Aerospace & Defense - 0.18%
Kratos Defense & Security Solutions, Inc. (I)	88,500	594,720
Air Freight & Logistics - 0.64%
UTI Worldwide, Inc.	163,000	2,125,520

334

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 1.36%
Alaska Air Group, Inc. (I)	80,000	$4,503,200
Building Products - 1.23%
Gibraltar Industries, Inc. (I)	159,000	1,291,080
Quanex Building Products Corp.	100,000	1,095,000
Universal Forest Products, Inc. (L)	70,000	1,683,500

		4,069,580
Commercial Services & Supplies - 3.70%
G&K Services, Inc., Class A	89,000	2,273,060
McGrath Rentcorp	166,000	3,949,140
Mine Safety Appliances Company	62,000	1,671,520
Waste Connections, Inc. (L)	128,000	4,328,960

		12,222,680
Construction & Engineering - 0.97%
Comfort Systems USA, Inc.	128,000	1,064,960
Insituform Technologies, Inc., Class A (I)(L)	148,000	1,713,840
Sterling Construction Company, Inc. (I)	39,000	435,630

		3,214,430
Electrical Equipment - 1.97%
Belden, Inc.	97,000	2,501,630
Franklin Electric Company, Inc.	26,700	968,676
Woodward, Inc. (L)	110,500	3,027,700

		6,498,006
Machinery - 5.20%
Astec Industries, Inc. (I)	45,600	1,335,168
Cascade Corp.	45,500	1,519,245
CIRCOR International, Inc. (L)	62,000	1,820,940
IDEX Corp.	98,800	3,078,608
Nordson Corp. (L)	149,500	5,941,130
Robbins & Myers, Inc.	100,000	3,471,000

		17,166,091
Marine - 1.90%
Kirby Corp. (I)(L)	119,000	6,264,160
Professional Services - 1.97%
FTI Consulting, Inc. (I)(L)	50,000	1,840,500
Navigant Consulting Company (I)	173,000	1,603,710
On Assignment, Inc. (I)	240,000	1,696,800
The Dolan Company (I)(L)	153,000	1,375,470

		6,516,480
Road & Rail - 3.76%
Genesee & Wyoming, Inc., Class A (I)	121,000	5,628,920
Landstar System, Inc. (L)	172,000	6,804,320

		12,433,240
Trading Companies & Distributors - 1.91%
Beacon Roofing Supply, Inc. (I)(L)	275,000	4,397,250
Kaman Corp., Class A	68,800	1,916,080

		6,313,330

		81,921,437
Information Technology - 9.45%
Communications Equipment - 0.81%
Ixia (I)(L)	209,000	1,603,030
Sonus Networks, Inc. (I)(L)	500,000	1,085,000

		2,688,030
Computers & Peripherals - 0.27%
Xyratex, Ltd. (L)	95,900	888,993
Electronic Equipment, Instruments & Components - 3.57%
Cognex Corp.	37,400	1,013,914
Electro Rent Corp.	190,400	2,629,424

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Electro Scientific Industries, Inc. (I)	86,700	$1,030,863
Littelfuse, Inc. (L)	69,000	2,774,490
Methode Electronics, Inc.	78,000	579,540
Newport Corp. (I)	123,000	1,329,630
SYNNEX Corp. (I)(L)	93,000	2,436,600

		11,794,461
IT Services - 0.11%
StarTek, Inc. (I)	130,000	370,500
Semiconductors & Semiconductor Equipment - 2.89%
Advanced Energy Industries, Inc. (I)(L)	155,000	1,336,100
ATMI, Inc. (I)	72,000	1,139,040
Brooks Automation, Inc. (L)	146,500	1,193,975
Cabot Microelectronics Corp. (I)	42,000	1,444,380
Cymer, Inc. (I)(L)	64,500	2,398,110
Teradyne, Inc. (I)(L)	184,900	2,035,749

		9,547,354
Software - 1.80%
Accelrys, Inc. (I)	109,000	660,540
Progress Software Corp. (I)	190,000	3,334,500
Websense, Inc. (I)(L)	113,000	1,954,900

		5,949,940

		31,239,278
Materials - 11.43%
Chemicals - 2.72%
American Vanguard Corp. (L)	128,000	1,428,480
Arch Chemicals, Inc. (L)	49,000	2,299,080
Innospec, Inc. (I)	150,000	3,631,500
Minerals Technologies, Inc.	33,000	1,625,910

		8,984,970
Containers & Packaging - 2.16%
AptarGroup, Inc.	116,500	5,204,055
Myers Industries, Inc.	190,000	1,928,500

		7,132,555
Metals & Mining - 4.28%
AMCOL International Corp. (L)	77,500	1,859,225
Carpenter Technology Corp. (L)	81,500	3,658,535
Franco-Nevada Corp.	78,000	2,821,815
North American Palladium, Ltd. (I)(L)	205,000	522,750
Royal Gold, Inc. (L)	53,500	3,427,210
Schnitzer Steel Industries, Inc.	39,800	1,464,640
Sims Metal Management, Ltd., ADR (L)	33,200	393,088

		14,147,263
Paper & Forest Products - 2.27%
Clearwater Paper Corp. (I)	86,800	2,949,464
Deltic Timber Corp.	57,500	3,431,600
Wausau Paper Corp. (L)	175,400	1,120,806

		7,501,870

		37,766,658
Telecommunication Services - 0.42%
Diversified Telecommunication Services - 0.42%
Premiere Global Services, Inc. (I)	217,000	1,393,140
Utilities - 5.12%
Electric Utilities - 2.67%
Cleco Corp.	114,000	3,891,960
El Paso Electric Company (L)	117,200	3,760,948

335

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
PNM Resources, Inc.	71,200	$1,169,816

		8,822,724
Gas Utilities - 0.85%
Southwest Gas Corp. (L)	78,000	2,821,260
Multi-Utilities - 1.60%
Black Hills Corp. (L)	53,700	1,645,368
NorthWestern Corp.	68,200	2,178,308
Vectren Corp. (L)	54,000	1,462,320

		5,285,996

		16,929,980

TOTAL COMMON STOCKS (Cost $316,282,156)		$316,165,149

PREFERRED SECURITIES - 1.27%
Financials - 1.27%
Commercial Banks - 0.87%
East West Bancorp., Inc., Series A, 8.000% $	2,400 $	2,893,368
Insurance - 0.40%
Assured Guaranty, Ltd., 8.500%	27,500	1,314,913

		4,208,281

TOTAL PREFERRED SECURITIES (Cost $3,746,686)		$4,208,281

INVESTMENT COMPANIES - 0.88%
Investment Companies - 0.88%
First Opportunity Fund, Inc. (I)	86,843	524,532
iShares Russell 2000 Value Index Fund (L)	41,900	2,389,557

		2,914,089

TOTAL INVESTMENT COMPANIES (Cost $3,682,257)		$2,914,089

SECURITIES LENDING COLLATERAL - 28.46%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	9,399,740	94,046,278

TOTAL SECURITIES LENDING
COLLATERAL (Cost $94,057,487)		$94,046,278

SHORT-TERM INVESTMENTS - 2.06%
Money Market Funds - 2.06%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$441,140	$441,140
T.Rowe Price Prime Reserve
Fund, 0.1383% (Y)	6,387,162	6,387,162

		6,828,302

TOTAL SHORT-TERM INVESTMENTS (Cost $6,828,302)		$6,828,302

Total Investments (Small Company Value Trust)
(Cost $424,596,888) - 128.34%		$424,162,099
Other assets and liabilities, net - (28.34%)		(93,674,629)

TOTAL NET ASSETS - 100.00%		$330,487,470

Smaller Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.88%
Consumer Discretionary - 13.32%
Auto Components - 0.34%
American Axle &
Manufacturing Holdings, Inc. (I)	2,609	$19,907
Amerigon, Inc. (I)	21,480	273,440
Exide Technologies (I)	3,893	15,572
Federal-Mogul Corp. (I)	512	7,552
Fuel Systems Solutions, Inc. (I)(L)	1,002	19,248
Gentex Corp.	8,447	203,150
Modine Manufacturing Company (I)	1,521	13,780
Stoneridge, Inc. (I)	1,487	7,762
Tenneco, Inc. (I)	3,578	91,633
Tower International, Inc. (I)	390	4,021
Wonder Auto Technology, Inc. (I)(L)	715	679

		656,744
Automobiles - 1.01%
Harley-Davidson, Inc.	53,510	1,836,998
Tesla Motors, Inc. (I)(L)	2,830	69,024
Thor Industries, Inc.	2,643	58,542
Winnebago Industries, Inc. (I)	850	5,882

		1,970,446
Distributors - 1.03%
LKQ Corp. (I)	80,260	1,939,082
Pool Corp. (L)	2,851	74,639

		2,013,721
Diversified Consumer Services - 0.74%
American Public Education, Inc. (I)	1,058	35,972
Archipelago Learning, Inc. (I)(L)	539	4,528
Bridgepoint Education, Inc. (I)(L)	1,251	21,817
Capella Education Company (I)(L)	884	25,088
Coinstar, Inc. (I)(L)	13,136	525,440
Education Management Corp. (I)(L)	1,276	18,936
Grand Canyon Education, Inc. (I)	2,004	32,365
K12, Inc. (I)	1,690	43,027
Matthews International Corp., Class A	1,746	53,707
Sotheby’s	21,218	584,980
Steiner Leisure, Ltd. (I)	845	34,451
Strayer Education, Inc. (L)	471	36,112
Universal Technical Institute, Inc. (I)	1,302	17,694

		1,434,117
Hotels, Restaurants & Leisure - 1.27%
AFC Enterprises, Inc. (I)	1,465	17,331
Ameristar Casinos, Inc.	16,390	263,060
Bally Technologies, Inc. (I)	2,543	68,610
Biglari Holdings, Inc. (I)	27	8,003
BJ’s Restaurants, Inc. (I)	1,467	64,709
Bravo Brio Restaurant Group, Inc. (I)	1,083	18,021
Buffalo Wild Wings, Inc. (I)	1,084	64,823
Caribou Coffee Company, Inc. (I)	19,882	235,005
CEC Entertainment, Inc.	1,174	33,424
Choice Hotels International, Inc.	885	26,302
Denny’s Corp. (I)	5,561	18,518
DineEquity, Inc. (I)	466	17,936
Domino’s Pizza, Inc. (I)	27,678	754,226
Gaylord Entertainment Company (I)	2,146	41,504
Interval Leisure Group, Inc. (I)	2,380	31,702
Isle of Capri Casinos, Inc. (I)	1,244	6,021
Krispy Kreme Doughnuts, Inc. (I)	3,597	24,532
Life Time Fitness, Inc. (I)(L)	2,251	82,949
P.F. Chang’s China Bistro, Inc. (L)	1,352	36,828
Panera Bread Company, Class A (I)	1,717	178,465
Papa John’s International, Inc. (I)	1,219	37,058
Peet’s Coffee & Tea, Inc. (I)(L)	759	42,231

336

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment, Inc. (I)	1,832	$16,635
Shuffle Master, Inc. (I)	3,197	26,887
Six Flags Entertainment Corp. (L)	2,611	72,377
Sonic Corp. (I)	3,474	24,561
Texas Roadhouse, Inc., Class A	3,792	50,130
The Cheesecake Factory, Inc. (I)(L)	3,246	80,014
Vail Resorts, Inc.	2,131	80,530
WMS Industries, Inc. (I)	3,388	59,595

		2,481,987
Household Durables - 0.17%
Beazer Homes USA, Inc. (I)(L)	1,561	2,357
Blyth, Inc.	317	17,578
Ethan Allen Interiors, Inc.	1,533	20,864
Furniture Brands International, Inc. (I)	1,445	2,977
Hovnanian Enterprises, Inc., Class A (I)(L)	2,549	3,110
iRobot Corp. (I)	1,414	35,576
Libbey, Inc. (I)	1,174	12,374
Ryland Group, Inc.	919	9,787
Sealy Corp. (I)	1,428	2,113
Tempur-Pedic International, Inc. (I)	4,051	213,123
Universal Electronics, Inc. (I)	889	14,571

		334,430
Internet & Catalog Retail - 0.42%
Blue Nile, Inc. (I)(L)	865	30,517
HSN, Inc. (I)	2,424	80,307
Orbitz Worldwide, Inc. (I)	1,195	2,593
Overstock.com, Inc. (I)	963	8,927
PetMed Express, Inc.	448	4,032
Shutterfly, Inc. (I)	11,491	473,199
US Auto Parts Network, Inc. (I)	41,620	211,013
Vitacost.com, Inc. (I)	973	4,631

		815,219
Leisure Equipment & Products - 0.15%
Brunswick Corp.	2,503	35,142
Eastman Kodak Co. (I)(L)	15,920	12,419
Leapfrog Enterprises, Inc. (I)	2,603	8,772
Marine Products Corp. (I)	232	793
Polaris Industries, Inc.	3,864	193,084
Smith & Wesson Holding Corp. (I)	3,387	8,535
Sturm Ruger & Company, Inc.	1,117	29,020

		287,765
Media - 0.32%
AMC Networks, Inc. (I)	3,150	100,643
Arbitron, Inc.	1,606	53,126
John Wiley & Sons, Inc.	2,729	121,222
Knology, Inc. (I)	1,879	24,389
Lions Gate Entertainment Corp. (I)	1,844	12,724
Live Nation Entertainment, Inc. (I)	8,609	68,958
Martha Stewart Living
Omnimedia, Inc., Class A (I)(L)	1,722	5,373
Morningstar, Inc.	1,487	83,926
National CineMedia, Inc.	1,631	23,666
ReachLocal, Inc. (I)	516	5,609
The Madison Square Garden, Inc., Class A (I)	3,307	75,400
Valassis Communications, Inc. (I)	2,908	54,496

		629,532
Multiline Retail - 0.95%
99 Cents Only Stores (I)	2,918	53,750
Big Lots, Inc. (I)	4,450	154,994
Gordmans Stores, Inc. (I)	328	3,926
Kohl’s Corp.	32,910	1,615,881

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Saks, Inc. (I)(L)	2,372	$20,755

		1,849,306
Specialty Retail - 4.90%
Aaron’s, Inc.	4,498	113,575
Aeropostale, Inc. (I)	4,777	51,639
Americas Car-Mart, Inc. (I)	196	5,688
ANN, Inc. (I)	3,080	70,347
Asbury Automotive Group, Inc. (I)	1,138	18,766
Ascena Retail Group, Inc. (I)	22,014	595,919
Bebe Stores, Inc.	2,239	15,046
Body Central Corp. (I)	649	11,786
Casual Male Retail Group, Inc. (I)	104,885	394,368
Charming Shoppes, Inc. (I)	2,407	6,258
Chico’s FAS, Inc.	165,556	1,892,305
Citi Trends, Inc. (I)	886	10,428
Coldwater Creek, Inc. (I)	3,777	4,721
DSW, Inc., Class A	540	24,937
Express, Inc.	29,197	592,407
Genesco, Inc. (I)(L)	13,346	687,719
hhgregg, Inc. (I)	580	5,655
Hibbett Sports, Inc. (I)(L)	16,159	547,629
HOT Topic, Inc.	1,635	12,475
Jos A. Bank Clothiers, Inc. (I)	11,314	527,572
Kirkland’s, Inc. (I)	943	8,647
Lithia Motors, Inc., Class A (L)	24,046	345,781
Lumber Liquidators Holdings, Inc. (I)(L)	1,470	22,197
Monro Muffler Brake, Inc.	7,808	257,430
New York & Company, Inc. (I)	1,072	3,420
OfficeMax, Inc. (I)	2,544	12,338
Penske Automotive Group, Inc. (L)	959	15,344
PEP Boys - Manny, Moe & Jack	3,116	30,755
Pier 1 Imports, Inc. (I)	21,515	210,417
Rent-A-Center, Inc.	21,770	597,587
Rue21, Inc. (I)	938	21,283
Sally Beauty Holdings, Inc. (I)(L)	5,967	99,052
Select Comfort Corp. (I)	22,450	313,627
Signet Jewelers, Ltd. (I)	5,139	173,698
The Buckle, Inc. (L)	13,918	535,286
The Children’s Place Retail Stores, Inc. (I)(L)	772	35,921
The Finish Line, Inc., Class A	26,470	529,135
The Wet Seal, Inc., Class A (I)	6,002	26,889
Ulta Salon Cosmetics & Fragrance, Inc. (I)	2,705	168,332
Vitamin Shoppe, Inc. (I)	14,098	527,829
Zumiez, Inc. (I)	1,284	22,483

		9,546,691
Textiles, Apparel & Luxury Goods - 2.02%
Carter’s, Inc. (I)	1,709	52,193
Crocs, Inc. (I)	28,541	675,565
Deckers Outdoor Corp. (I)	2,289	213,472
G-III Apparel Group, Ltd. (I)	997	22,791
Hanesbrands, Inc. (I)	3,712	92,837
Iconix Brand Group, Inc. (I)(L)	31,636	499,849
K-Swiss, Inc., Class A (I)(L)	1,038	4,412
Liz Claiborne, Inc. (I)(L)	5,596	27,980
Maidenform Brands, Inc. (I)	9,855	230,706
Peace Mark Holdings, Ltd. (I)	464,000	0
Perry Ellis International, Inc. (I)(L)	17,628	331,406
Steven Madden, Ltd. (I)	20,488	616,689
The Warnaco Group, Inc. (I)	10,425	480,488
True Religion Apparel, Inc. (I)	1,449	39,065
Under Armour, Inc., Class A (I)(L)	2,225	147,762
Vera Bradley, Inc. (I)(L)	1,079	38,898

337

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	13,520	$449,540

		3,923,653

		25,943,611
Consumer Staples - 1.46%
Beverages - 0.05%
Boston Beer Company, Inc. (I)	550	39,985
Coca-Cola Bottling Company Consolidated	192	10,648
Heckmann Corp. (I)(L)	5,773	30,539
National Beverage Corp.	684	10,369

		91,541
Food & Staples Retailing - 0.65%
BJ’s Wholesale Club, Inc. (I)	2,103	107,758
Casey’s General Stores, Inc.	2,246	98,038
Pricesmart, Inc. (L)	7,703	480,051
Rite Aid Corp. (I)(L)	39,509	38,719
Ruddick Corp.	11,240	438,248
Susser Holdings Corp. (I)	337	6,716
United Natural Foods, Inc. (I)	2,719	100,712

		1,270,242
Food Products - 0.44%
Alico, Inc.	77	1,512
Calavo Growers, Inc.	348	7,141
Darling International, Inc. (I)	6,923	87,161
Diamond Foods, Inc. (L)	1,303	103,966
J & J Snack Foods Corp.	880	42,284
Pilgrim’s Pride Corp. (I)	1,095	4,676
Smart Balance, Inc. (I)	3,503	20,668
The Hain Celestial Group, Inc. (I)(L)	17,473	533,800
Tootsie Roll Industries, Inc. (L)	384	9,262
TreeHouse Foods, Inc. (I)	735	45,452

		855,922
Personal Products - 0.31%
Elizabeth Arden, Inc. (I)	730	20,761
Inter Parfums, Inc.	28,122	434,485
Medifast, Inc. (I)	822	13,275
Nu Skin Enterprises, Inc., Class A	3,275	132,703
USANA Health Sciences, Inc. (I)(L)	466	12,815

		614,039
Tobacco - 0.01%
Alliance One International, Inc. (I)	1,691	4,126
Star Scientific, Inc. (I)(L)	3,180	7,346

		11,472

		2,843,216
Energy - 8.28%
Energy Equipment & Services - 2.39%
Atwood Oceanics, Inc. (I)	1,725	59,271
Basic Energy Services, Inc. (I)	1,757	24,879
CARBO Ceramics, Inc.	1,165	119,447
Complete Production Services, Inc. (I)	3,736	70,424
Dawson Geophysical Company (I)	13,081	308,450
Dril-Quip, Inc. (I)	1,896	102,213
Exterran Holdings, Inc. (I)(L)	3,593	34,924
Global Geophysical Services, Inc. (I)	1,078	8,592
Helix Energy Solutions Group, Inc. (I)	20,517	268,773
ION Geophysical Corp. (I)	3,689	17,449
Key Energy Services, Inc. (I)	38,706	367,320
Lufkin Industries, Inc.	1,803	95,938
Matrix Service Company (I)	1,564	13,310
McDermott International, Inc. (I)	146,730	1,578,815

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Newpark Resources, Inc. (I)(L)	66,176	$403,012
North American Energy Partners, Inc. (I)(L)	46,470	270,455
Oil States International, Inc. (I)	1,061	54,026
OYO Geospace Corp. (I)	7,399	416,490
Pioneer Drilling Company (I)	31,878	228,884
RPC, Inc. (L)	2,634	42,987
Superior Energy Services, Inc. (I)	4,694	123,171
Tesco Corp. (I)	1,919	22,260
Tetra Technologies, Inc. (I)	1,591	12,283
Willbros Group, Inc. (I)	2,442	10,183

		4,653,556
Oil, Gas & Consumable Fuels - 5.89%
Abraxas Petroleum Corp. (I)(L)	96,394	254,480
Alon USA Energy, Inc.	658	4,034
Approach Resources, Inc. (I)	1,263	21,458
ATP Oil & Gas Corp. (I)(L)	958	7,386
Berry Petroleum Company, Class A	1,373	48,577
Bill Barrett Corp. (I)	1,396	50,591
BPZ Resources, Inc. (I)(L)	5,492	15,213
Brigham Exploration Company (I)	6,927	174,976
Carrizo Oil & Gas, Inc. (I)	89,819	1,935,599
Cheniere Energy, Inc. (I)(L)	4,802	24,730
Clayton Williams Energy, Inc. (I)	468	20,035
Clean Energy Fuels Corp. (I)(L)	2,910	32,359
Comstock Resources, Inc. (I)	21,400	330,844
Contango Oil & Gas Company (I)	747	40,868
CVR Energy, Inc. (I)	1,818	38,433
Endeavour International Corp. (I)	1,978	15,784
Energy XXI Bermuda, Ltd. (I)	1,983	42,535
FX Energy, Inc. (I)	3,096	12,786
Gastar Exploration, Ltd. (I)	3,454	10,362
Georesources, Inc. (I)(L)	24,845	441,993
Goodrich Petroleum Corp. (I)(L)	1,602	18,936
Gran Tierra Energy, Inc. (I)	15,411	73,510
Gulfport Energy Corp. (I)	2,539	61,393
Harvest Natural Resources, Inc. (I)	939	8,047
Houston American Energy Corp. (I)	1,105	15,205
Hyperdynamics Corp. (I)(L)	8,745	32,357
InterOil Corp. (I)	44,820	2,183,630
Kodiak Oil & Gas Corp. (I)(L)	91,633	477,408
Magnum Hunter Resources Corp. (I)(L)	86,099	284,988
McMoRan Exploration Company (I)	3,656	36,304
Northern Oil and Gas, Inc. (I)(L)	3,362	65,189
Oasis Petroleum, Inc. (I)(L)	3,008	67,169
Patriot Coal Corp. (I)(L)	33,062	279,705
Petroleum Development Corp. (I)(L)	1,390	26,952
Petroquest Energy, Inc. (I)	1,177	6,474
Rentech, Inc. (I)	13,188	10,289
Resolute Energy Corp. (I)	2,706	30,740
Rex Energy Corp. (I)(L)	247,425	3,129,926
Rosetta Resources, Inc. (I)	12,464	426,518
Swift Energy Company (I)	16,489	401,342
Triangle Petroleum Corp. (I)	48,800	175,192
Uranium Energy Corp. (I)(L)	4,008	10,982
Venoco, Inc. (I)	1,826	16,087
W&T Offshore, Inc.	1,102	15,164
Warren Resources, Inc. (I)	4,015	9,636
Western Refining, Inc. (I)	2,096	26,116
World Fuel Services Corp. (L)	2,095	68,402

		11,480,704

		16,134,260

338

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 6.04%
Capital Markets - 1.07%
Duff & Phelps Corp.	1,672	$17,824
E*TRADE Financial Corp. (I)	10,758	98,005
Epoch Holding Corp.	829	11,250
Evercore Partners, Inc., Class A	889	20,269
Financial Engines, Inc. (I)	1,974	35,749
GAMCO Investors, Inc., Class A	152	5,987
Gleacher & Company, Inc. (I)	2,482	2,954
HFF, Inc. (I)	1,915	16,737
ICG Group, Inc. (I)	2,195	20,216
International FCStone, Inc. (I)	915	18,995
KBW, Inc.	1,320	18,203
Safeguard Scientifics, Inc. (I)	1,224	18,360
Stifel Financial Corp. (I)	13,060	346,874
TD Ameritrade Holding Corp.	82,470	1,212,721
The Charles Schwab Corp.	2,601	29,313
THL Credit, Inc.	383	4,182
Wisdomtree Investments
Incwisdomtree Investments Inc (I)	30,260	212,425

		2,090,064
Commercial Banks - 0.87%
Boston Private Financial Holdings, Inc. (L)	59,780	351,506
CapitalSource, Inc.	9,084	55,776
Cardinal Financial Corp.	813	7,008
First Citizens BancShares, Inc.	1,848	265,262
Investors Bancorp, Inc. (I)	3,013	38,054
Nara Bancorp, Inc. (I)	737	4,474
Pinnacle Financial Partners, Inc. (I)(L)	959	10,491
Signature Bank (I)	2,690	128,394
SVB Financial Group (I)(L)	11,528	426,536
Texas Capital Bancshares, Inc. (I)	2,202	50,316
Umpqua Holdings Corp.	39,692	348,893

		1,686,710
Consumer Finance - 1.03%
Cash America International, Inc.	609	31,156
Credit Acceptance Corp. (I)	606	39,002
DFC Global Corp. (I)	34,092	744,910
EZCORP, Inc., Class A (I)	21,780	621,601
First Cash Financial Services, Inc. (I)	12,012	503,903
Green Dot Corp., Class A (I)	1,242	38,899
Netspend Holdings, Inc. (I)	2,113	10,861
The First Marblehead Corp. (I)(L)	1,236	1,261
World Acceptance Corp. (I)	328	18,352

		2,009,945
Diversified Financial Services - 1.62%
Asset Acceptance Capital Corp. (I)	639	2,153
Encore Capital Group, Inc. (I)	25,122	548,916
MarketAxess Holdings, Inc.	1,568	40,799
Moody’s Corp.	81,620	2,485,329
NewStar Financial, Inc. (I)	964	9,004
Portfolio Recovery Associates, Inc. (I)	1,012	62,967

		3,149,168
Insurance - 0.57%
Citizens, Inc., Class A (I)	1,152	7,384
eHealth, Inc. (I)	443	6,051
Greenlight Capital Re, Ltd., Class A (I)	627	13,004
Hilltop Holdings, Inc. (I)	866	6,244
Maiden Holdings, Ltd.	32,640	241,210
Platinum Underwriters Holdings, Ltd.	16,080	494,460
ProAssurance Corp.	4,480	322,650

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Tower Group, Inc.	813	$18,585

		1,109,588
Real Estate Investment Trusts - 0.51%
Alexander’s, Inc.	121	43,683
Apartment Investment & Management
Company, Class A	2,475	54,747
Cogdell Spencer, Inc.	988	3,725
Coresite Realty Corp.	1,176	16,876
CubeSmart	5,590	47,683
DCT Industrial Trust, Inc.	7,269	31,911
DDR Corp.	4,583	49,955
DuPont Fabros Technology, Inc. (L)	1,804	35,521
Equity Lifestyle Properties, Inc.	1,072	67,214
Extra Space Storage, Inc.	5,259	97,975
FelCor Lodging Trust, Inc. (I)	4,549	10,599
First Industrial Realty Trust, Inc. (I)	2,428	19,424
Pebblebrook Hotel Trust	3,011	47,122
PS Business Parks, Inc.	1,170	57,962
Retail Opportunity Investments Corp.	1,245	13,795
Sabra Healthcare REIT, Inc.	2,091	19,948
Saul Centers, Inc.	252	8,520
Strategic Hotels & Resorts, Inc. (I)	5,379	23,183
Sun Communities, Inc.	1,194	42,017
Tanger Factory Outlet Centers, Inc.	4,812	125,160
Taubman Centers, Inc.	3,306	166,325

		983,345
Real Estate Management & Development - 0.30%
Altisource Portfolio Solutions SA (I)	13,063	462,300
Forest City Enterprises, Inc., Class A (I)	5,053	53,865
Forestar Group, Inc. (I)	1,048	11,434
Kennedy-Wilson Holdings, Inc.	1,189	12,603
Tejon Ranch Company (I)	880	21,006
The St. Joe Company (I)	2,048	30,700

		591,908
Thrifts & Mortgage Finance - 0.07%
Beneficial Mutual Bancorp, Inc. (I)	2,149	16,010
Capitol Federal Financial, Inc.	9,911	104,660
Doral Financial Corp. (I)	7,156	7,800
Radian Group, Inc.	2,757	6,038

		134,508

		11,755,236
Health Care - 18.12%
Biotechnology - 3.66%
Achillion Pharmaceuticals, Inc. (I)	1,572	7,420
Acorda Therapeutics, Inc. (I)	2,335	46,607
Alkermes PLC (I)	5,665	86,448
Allos Therapeutics, Inc. (I)	4,687	8,624
Alnylam Pharmaceuticals, Inc. (I)(L)	1,386	9,106
AMAG Pharmaceuticals, Inc. (I)	1,252	18,480
Amylin Pharmaceuticals, Inc. (I)	7,767	71,689
Ardea Biosciences, Inc. (I)	1,420	22,180
Arena Pharmaceuticals, Inc. (I)(L)	5,612	8,137
Ariad Pharmaceuticals, Inc. (I)(L)	7,811	68,659
Arqule, Inc. (I)	3,001	15,155
Astex Pharmaceuticals (I)	179,813	345,241
AVEO Pharmaceuticals, Inc. (I)	1,726	26,563
BioMarin Pharmaceutical, Inc. (I)	6,563	209,163
BioMimetic Therapeutics, Inc. (I)	792	2,614
BioSpecifics Technologies Corp. (I)	261	4,213
Biotime, Inc. (I)	938	4,137
Cell Therapeutics, Inc. (I)(L)	9,850	10,441

339

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Cepheid, Inc. (I)(L)	3,655	$141,924
Codexis, Inc. (I)	1,158	5,292
Cubist Pharmaceuticals, Inc. (I)	3,547	125,280
Dendreon Corp. (I)	178,390	1,605,510
Dyax Corp. (I)	3,552	4,476
Emergent Biosolutions, Inc. (I)	735	11,341
Enzon Pharmaceuticals, Inc. (I)	1,855	13,059
Exelixis, Inc. (I)(L)	7,565	41,305
Genomic Health, Inc. (I)	866	19,035
Geron Corp. (I)(L)	4,961	10,517
Halozyme Therapeutics, Inc. (I)	4,867	29,883
Idenix Pharmaceuticals, Inc. (I)	3,408	17,006
Immunogen, Inc. (I)	2,895	31,729
Immunomedics, Inc. (I)	4,240	13,568
Incyte Corp. (I)(L)	6,635	92,691
InterMune, Inc. (I)	2,977	60,135
Ironwood Pharmaceuticals, Inc. (I)	2,984	32,227
Isis Pharmaceuticals, Inc. (I)	5,599	37,961
Lexicon Pharmaceuticals, Inc. (I)	5,495	5,055
Ligand Pharmaceuticals, Inc., Class B (I)	1,046	14,309
Mannkind Corp. (I)(L)	5,027	19,052
Medivation, Inc. (I)	1,962	33,315
Metabolix, Inc. (I)	918	4,021
Micromet, Inc. (I)(L)	2,816	13,517
Momenta Pharmaceuticals, Inc. (I)	2,558	29,417
Myriad Genetics, Inc. (I)(L)	33,813	633,656
Nabi Biopharmaceuticals (I)	1,735	2,915
Neurocrine Biosciences, Inc. (I)	2,940	17,581
Novavax, Inc. (I)	2,985	4,806
NPS Pharmaceuticals, Inc. (I)	5,089	33,129
Onyx Pharmaceuticals, Inc. (I)	23,439	703,404
Opko Health, Inc. (I)(L)	8,434	36,519
Orexigen Therapeutics, Inc. (I)	1,806	3,594
Osiris Therapeutics, Inc. (I)	957	4,900
Pharmasset, Inc. (I)	2,200	181,214
Progenics Pharmaceuticals, Inc. (I)	1,226	7,037
PROLOR Biotech, Inc. (I)	2,086	8,490
Protalix BioTherapeutics, Inc. (I)	3,039	13,979
Rigel Pharmaceuticals, Inc. (I)	4,058	29,867
Sangamo Biosciences, Inc. (I)(L)	2,941	12,793
Savient Pharmaceuticals, Inc. (I)(L)	2,732	11,201
Seattle Genetics, Inc. (I)(L)	30,253	576,622
SIGA Technologies, Inc. (I)(L)	1,457	4,764
Spectrum Pharmaceuticals, Inc. (I)	3,080	23,500
Targacept, Inc. (I)	1,646	24,690
Theravance, Inc. (I)	4,199	84,568
United Therapeutics Corp. (I)	35,413	1,327,633
ZIOPHARM Oncology, Inc. (I)	3,228	14,235

		7,137,599
Health Care Equipment & Supplies - 7.12%
Abaxis, Inc. (I)(L)	1,333	30,539
ABIOMED, Inc. (I)	1,897	20,924
Accuray, Inc. (I)	3,795	15,256
Align Technology, Inc. (I)	3,684	55,886
Alimera Sciences, Inc. (I)	464	3,712
Arthrocare Corp. (I)	23,026	662,458
Atrion Corp.	1,680	348,415
Cantel Medical Corp.	863	18,227
Conceptus, Inc. (I)	1,753	18,354
CONMED Corp. (I)	89,380	2,056,634
CryoLife, Inc. (I)	1,570	7,049
Cyberonics, Inc. (I)	1,510	42,733
DexCom, Inc. (I)	3,969	47,628
Endologix, Inc. (I)	2,351	23,604

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Exactech, Inc. (I)	464	$6,533
Greatbatch, Inc. (I)	483	9,665
Haemonetics Corp. (I)	9,819	574,215
HeartWare International, Inc. (I)	577	37,165
Hill-Rom Holdings, Inc.	1,308	39,266
ICU Medical, Inc. (I)	13,704	504,307
Insulet Corp. (I)	2,584	39,432
Integra LifeSciences Holdings Corp. (I)	15,566	556,796
Invacare Corp.	16,940	390,298
Kensey Nash Corp. (I)	169	4,141
MAKO Surgical Corp. (I)(L)	1,697	58,071
Masimo Corp. (L)	24,331	526,766
Meridian Bioscience, Inc.	849	13,363
Merit Medical Systems, Inc. (I)	43,685	574,021
Natus Medical, Inc. (I)	1,716	16,319
Neogen Corp. (I)	1,304	45,275
Neoprobe Corp. (I)(L)	4,730	14,001
NuVasive, Inc. (I)(L)	2,348	40,080
NxStage Medical, Inc. (I)	2,570	53,610
OraSure Technologies, Inc. (I)	2,625	20,895
Orthofix International NV (I)	1,068	36,857
Palomar Medical Technologies, Inc. (I)	695	5,477
Quidel Corp. (I)	1,766	28,909
RTI Biologics, Inc. (I)	2,016	6,633
Sirona Dental Systems, Inc. (I)	3,320	140,801
SonoSite, Inc. (I)	817	24,788
Stereotaxis, Inc. (I)(L)	2,700	2,997
SurModics, Inc. (I)	346	3,149
Symmetry Medical, Inc. (I)	2,152	16,613
Synovis Life Technologies, Inc. (I)	24,000	400,800
The Cooper Companies, Inc.	48,950	3,874,393
Thoratec Corp. (I)	68,275	2,228,496
Unilife Corp. (I)(L)	2,333	9,799
Volcano Corp. (I)	3,086	91,438
West Pharmaceutical Services, Inc.	1,982	73,532
Zoll Medical Corp. (I)	1,297	48,949

		13,869,269
Health Care Providers & Services - 1.67%
Accretive Health, Inc. (I)(L)	1,992	42,290
Air Methods Corp. (I)	674	42,914
Alliance HealthCare Services, Inc. (I)	902	1,028
Almost Family, Inc. (I)	498	8,282
AMERIGROUP Corp. (I)	2,935	114,494
AMN Healthcare Services, Inc. (I)	1,874	7,515
Bio-Reference Labs, Inc. (I)(L)	29,998	552,263
Brookdale Senior Living, Inc. (I)	6,078	76,218
Catalyst Health Solutions, Inc. (I)	2,650	152,879
Centene Corp. (I)	1,035	29,673
Chemed Corp.	1,259	69,195
Corvel Corp. (I)	413	17,553
Emeritus Corp. (I)(L)	1,703	24,012
Hanger Orthopedic Group, Inc. (I)	1,784	33,700
Healthsouth Corp. (I)	5,632	84,086
Healthspring, Inc. (I)	16,356	596,340
HMS Holdings Corp. (I)	5,017	122,365
IPC The Hospitalist Company, Inc. (I)	13,779	491,773
Kindred Healthcare, Inc. (I)	1	9
Landauer, Inc.	195	9,660
LHC Group, Inc. (I)	939	16,019
Molina Healthcare, Inc. (I)	1,614	24,920
MWI Veterinary Supply, Inc. (I)	706	48,587
PSS World Medical, Inc. (I)	3,282	64,623
Sunrise Senior Living, Inc. (I)(L)	3,057	14,154
Team Health Holdings, Inc. (I)	1,727	28,357

340

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (I)	28,969	$119,642
The Ensign Group, Inc.	16,520	381,777
Universal American Corp.	705	7,092
VCA Antech, Inc. (I)	4,858	77,631

		3,259,051
Health Care Technology - 0.77%
athenahealth, Inc. (I)(L)	1,960	116,718
Computer Programs & Systems, Inc.	6,790	449,159
Emdeon, Inc., Class A (I)	1,887	35,457
HealthStream, Inc. (I)	8,114	104,103
MedAssets, Inc. (I)	2,775	26,668
Medidata Solutions, Inc. (I)	6,975	114,669
Merge Healthcare, Inc. (I)	83,565	508,911
Omnicell, Inc. (I)	1,960	27,009
Quality Systems, Inc. (L)	1,209	117,273

		1,499,967
Life Sciences Tools & Services - 1.48%
Bruker Corp. (I)	48,893	661,522
Enzo Biochem, Inc. (I)	2,006	5,155
eResearch Technology, Inc. (I)	2,903	12,947
ICON PLC, ADR (I)	14,308	230,073
Illumina, Inc. (I)	30,770	1,259,108
Luminex Corp. (I)	2,242	49,705
Pacific Biosciences of California, Inc. (I)	2,055	6,597
Parexel International Corp. (I)	25,167	476,411
Sequenom, Inc. (I)	5,862	29,838
Techne Corp.	2,087	141,937

		2,873,293
Pharmaceuticals - 3.42%
Akorn, Inc. (I)	55,779	435,634
Auxilium Pharmaceuticals, Inc. (I)	2,831	42,437
AVANIR Pharmaceuticals, Class A (I)	6,609	18,902
Cadence Pharmaceuticals, Inc. (I)	2,062	13,506
Cardiome Pharma Corp. (I)(L)	69,390	228,293
Depomed, Inc. (I)(L)	58,776	317,390
Durect Corp. (I)	4,393	7,073
Forest Laboratories, Inc., CVR	767	729
Hi-Tech Pharmacal Company, Inc. (I)	8,122	272,899
Impax Laboratories, Inc. (I)	39,119	700,621
Jazz Pharmaceuticals, Inc. (I)	14,505	602,248
MAP Pharmaceuticals, Inc. (I)	1,165	17,032
Medicis Pharmaceutical Corp., Class A	3,653	133,261
Nektar Therapeutics (I)	69,521	337,177
Obagi Medical Products, Inc. (I)	1,097	9,950
Optimer Pharmaceuticals, Inc. (I)(L)	1,694	23,445
Pain Therapeutics, Inc. (I)	1,439	6,850
Par Pharmaceutical Companies, Inc. (I)	2,143	57,047
Pozen, Inc. (I)	1,484	3,576
Questcor Pharmaceuticals, Inc. (I)	3,464	94,429
Salix Pharmaceuticals, Ltd. (I)	22,186	656,706
Sucampo Pharmaceuticals, Inc. (I)(L)	363	1,354
The Medicines Company (I)	3,189	47,452
Viropharma, Inc. (I)	4,495	81,225
Vivus, Inc. (I)	3,150	25,421
Watson Pharmaceuticals, Inc. (I)	36,850	2,515,013
XenoPort, Inc. (I)	1,224	7,222

		6,656,892

		35,296,071
Industrials - 18.66%
Aerospace & Defense - 2.50%
AAR Corp.	1,529	25,488

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Aerovironment, Inc. (I)	1,037	$29,192
American Science & Engineering, Inc.	537	32,784
BE Aerospace, Inc. (I)	66,930	2,216,052
Ceradyne, Inc. (I)	11,880	319,453
Cubic Corp.	949	37,077
DigitalGlobe, Inc. (I)	26,447	513,865
GenCorp, Inc. (I)	2,595	11,652
GeoEye, Inc. (I)	1,181	33,481
HEICO Corp.	643	31,661
HEICO Corp., Class A	1,405	47,292
Hexcel Corp. (I)	30,017	665,177
National Presto Industries, Inc.	142	12,341
Orbital Sciences Corp., Class A (I)	3,457	44,250
Taser International, Inc. (I)	3,587	15,460
Teledyne Technologies, Inc. (I)	1,032	50,424
The Keyw Holding Corp. (I)	766	5,446
TransDigm Group, Inc. (I)	2,810	229,493
Triumph Group, Inc.	11,260	548,812

		4,869,400
Air Freight & Logistics - 2.29%
Atlas Air Worldwide Holdings, Inc. (I)	10,824	360,331
Forward Air Corp.	1,738	44,232
HUB Group, Inc., Class A (I)	86,737	2,452,055
Pacer International, Inc. (I)	2,070	7,763
UTI Worldwide, Inc.	122,160	1,592,966

		4,457,347
Airlines - 0.04%
Allegiant Travel Company (I)	901	42,464
AMR Corp. (I)(L)	12,826	37,965

		80,429
Building Products - 0.32%
AAON, Inc. (L)	1,097	17,278
Ameresco, Inc., Class A (I)	858	8,717
AO Smith Corp. (L)	17,335	555,240
Simpson Manufacturing Company, Inc.	830	20,692
Trex Company, Inc. (I)	783	12,551
USG Corp. (I)(L)	2,137	14,382

		628,860
Commercial Services & Supplies - 0.95%
ACCO Brands Corp. (I)	1,142	5,447
American Reprographics Company (I)	2,050	6,888
APAC Customer Services, Inc. (I)	1,671	14,237
Cenveo, Inc. (I)	3,344	10,065
Clean Harbors, Inc. (I)	2,819	144,615
Consolidated Graphics, Inc. (I)	7,913	289,062
Corrections Corp. of America (I)	6,349	144,059
EnerNOC, Inc. (I)(L)	1,171	10,539
Fuel Tech, Inc. (I)	1,060	6,169
Healthcare Services Group, Inc.	3,731	60,218
Herman Miller, Inc.	3,221	57,527
Higher One Holdings, Inc. (I)(L)	1,838	29,904
InnerWorkings, Inc. (I)(L)	1,777	13,932
Interface, Inc., Class A	1,726	20,470
KAR Auction Services, Inc. (I)	2,413	29,221
Knoll, Inc.	2,831	38,785
M&F Worldwide Corp. (I)	237	5,835
Mobile Mini, Inc. (I)	2,263	37,204
Progressive Waste Solutions Ltd.	19,064	392,337
Rollins, Inc.	3,490	65,298
Standard Parking Corp. (I)	936	14,639
Steelcase, Inc., Class A	5,151	32,503
Sykes Enterprises, Inc. (I)	2,487	37,181

341

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Team, Inc. (I)	550	$11,539
Tetra Tech, Inc. (I)	3,689	69,132
United Stationers, Inc.	2,603	70,932
Viad Corp.	603	10,239
Waste Connections, Inc.	6,385	215,941

		1,843,918
Construction & Engineering - 2.36%
Chicago Bridge & Iron Company NV	62,900	1,800,827
Furmanite Corp. (I)	2,077	11,237
Great Lakes Dredge & Dock Corp.	1,140	4,640
Insituform Technologies, Inc., Class A (I)	2,337	27,062
MasTec, Inc. (I)	135,380	2,384,042
MYR Group, Inc. (I)	21,001	370,458
Pike Electric Corp. (I)	1,095	7,413

		4,605,679
Electrical Equipment - 2.98%
A123 Systems, Inc. (I)(L)	5,590	19,230
Acuity Brands, Inc.	1,281	46,167
American Superconductor Corp. (I)(L)	1,853	7,282
AZZ, Inc.	260	10,080
Belden, Inc.	82,370	2,124,322
Broadwind Energy, Inc. (I)	4,374	1,400
Capstone Turbine Corp. (I)(L)	14,556	14,556
Cooper Industries PLC	35,000	1,614,200
Ener1, Inc. (I)	4,646	637
EnerSys (I)	20,857	417,557
Franklin Electric Company, Inc.	1,170	42,448
Fushi Copperweld, Inc. (I)(L)	40,537	200,658
General Cable Corp. (I)(L)	14,112	329,515
Global Power Equipment Group, Inc. (I)	944	21,967
GrafTech International, Ltd. (I)	13,395	170,117
II-VI, Inc. (I)	24,024	420,420
Polypore International, Inc. (I)	2,041	115,357
Powell Industries, Inc. (I)	555	17,188
Thomas & Betts Corp. (I)	2,947	117,615
Vicor Corp.	1,243	10,876
Woodward, Inc.	3,460	94,804

		5,796,396
Industrial Conglomerates - 0.06%
Raven Industries, Inc.	1,016	48,971
Seaboard Corp. (I)	22	39,644
Standex International Corp.	739	23,005
Tredegar Industries, Inc.	464	6,881

		118,501
Machinery - 3.79%
3D Systems Corp. (I)(L)	2,500	34,975
Actuant Corp., Class A	26,399	521,380
Albany International Corp., Class A	580	10,585
Altra Holdings, Inc. (I)	1,590	18,396
American Railcar Industries, Inc. (I)	311	4,783
Astec Industries, Inc. (I)	1,140	33,379
Badger Meter, Inc.	846	24,475
Barnes Group, Inc.	1,370	26,373
Blount International, Inc. (I)	2,879	38,463
Chart Industries, Inc. (I)(L)	14,328	604,212
CLARCOR, Inc.	1,842	76,222
Colfax Corp. (I)(L)	1,416	28,688
Commercial Vehicle Group, Inc. (I)	1,533	10,072
Dynamic Materials Corp.	789	12,427
Energy Recovery, Inc. (I)	2,145	6,456
EnPro Industries, Inc. (I)(L)	15,394	456,894
ESCO Technologies, Inc.	1,574	40,137

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
FreightCar America, Inc. (I)	244	$3,516
Gardner Denver, Inc.	3,094	196,624
Graco, Inc.	3,589	122,528
Greenbrier Companies, Inc. (I)	700	8,155
IDEX Corp.	4,904	152,809
John Bean Technologies Corp.	1,695	24,171
Kadant, Inc. (I)	728	12,929
Kennametal, Inc.	14,486	474,272
LB Foster Co.	610	13,560
Lindsay Corp.	743	39,973
Meritor, Inc. (I)	161,860	1,142,732
Middleby Corp. (I)	1,053	74,194
Navistar International Corp. (I)	41,779	1,341,941
Nordson Corp.	3,433	136,427
Oshkosh Corp. (I)	3,504	55,153
RBC Bearings, Inc. (I)	1,297	44,085
Robbins & Myers, Inc.	12,676	439,984
Sauer-Danfoss, Inc. (I)	716	20,692
Sun Hydraulics, Inc.	1,213	24,721
Tennant Company	1,020	36,077
The Gorman-Rupp Company	1,118	27,603
The Manitowoc Company, Inc. (L)	3,704	24,854
The Toro Company	1,837	90,509
Titan International, Inc. (L)	2,361	35,415
TriMas Corp. (I)	25,133	373,225
Valmont Industries, Inc.	664	51,752
Wabash National Corp. (I)(L)	54,664	260,747
WABCO Holdings, Inc. (I)	1,397	52,890
Wabtec Corp.	2,857	151,050

		7,380,505
Marine - 0.08%
Kirby Corp. (I)	2,859	150,498
Professional Services - 1.37%
Acacia Research (I)	2,531	91,091
CBIZ, Inc. (I)	1,276	8,409
CoStar Group, Inc. (I)	1,463	76,032
Exponent, Inc. (I)	829	34,263
FTI Consulting, Inc. (I)(L)	18,251	671,819
Hill International, Inc. (I)	944	4,418
Huron Consulting Group, Inc. (I)	19,900	619,487
ICF International, Inc. (I)	1,164	21,895
Insperity, Inc.	1,412	31,417
Kforce, Inc. (I)	2,162	21,209
Korn/Ferry International (I)	16,600	202,354
Mistras Group, Inc. (I)	14,475	254,181
Pendrell Corp. (I)	8,302	18,680
Resources Connection, Inc.	2,743	26,827
School Specialty, Inc. (I)	949	6,766
The Advisory Board Company (I)	938	60,529
The Corporate Executive Board Company	2,042	60,852
The Dolan Company (I)	34,872	313,499
TrueBlue, Inc. (I)	12,835	145,421

		2,669,149
Road & Rail - 1.09%
Avis Budget Group, Inc. (I)	6,213	60,080
Celadon Group, Inc.	1,266	11,242
Dollar Thrifty Automotive Group, Inc. (I)	1,712	96,386
Genesee & Wyoming, Inc., Class A (I)	9,383	436,497
Heartland Express, Inc. (L)	3,220	43,663
Knight Transportation, Inc.	3,704	49,300
Landstar System, Inc.	11,563	457,432
Marten Transport, Ltd.	17,282	297,942
Old Dominion Freight Line, Inc. (I)	21,854	633,110

342

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Patriot Transportation Holding, Inc. (I)	211	$4,264
RailAmerica, Inc. (I)	903	11,766
Saia, Inc. (I)	895	9,415
Universal Truckload Services, Inc.	131	1,703

		2,112,800
Trading Companies & Distributors - 0.83%
Applied Industrial Technologies, Inc.	17,144	465,631
Beacon Roofing Supply, Inc. (I)(L)	28,365	453,556
CAI International, Inc. (I)	685	8,028
DXP Enterprises, Inc. (I)	11,790	222,006
H&E Equipment Services, Inc. (I)	1,658	13,679
Houston Wire & Cable Company	649	7,457
Kaman Corp., Class A	462	12,867
RSC Holdings, Inc. (I)	3,377	24,078
Rush Enterprises, Inc., Class A (I)(L)	19,732	279,405
Rush Enterprises, Inc., Class B (I)	406	4,738
Titan Machinery, Inc. (I)	979	17,524
United Rentals, Inc. (I)(L)	3,699	62,291
Watsco, Inc.	979	50,027

		1,621,287

		36,334,769
Information Technology - 22.86%
Communications Equipment - 1.43%
ADTRAN, Inc.	3,636	96,209
Anaren, Inc. (I)	293	5,611
Aruba Networks, Inc. (I)(L)	18,788	392,857
BigBand Networks, Inc. (I)	1,059	1,356
Blue Coat Systems, Inc. (I)	2,574	35,727
Calix, Inc. (I)	1,340	10,452
Ciena Corp. (I)(L)	5,622	62,966
DG FastChannel, Inc. (I)(L)	1,460	24,747
Digi International, Inc. (I)	1,499	16,489
Extreme Networks, Inc. (I)	1,682	4,457
Finisar Corp. (I)(L)	33,461	586,906
Harmonic, Inc. (I)	6,793	28,938
Infinera Corp. (I)(L)	5,877	45,370
InterDigital, Inc. (L)	10,934	509,306
Ixia (I)	2,236	17,150
JDS Uniphase Corp. (I)	13,432	133,917
Loral Space & Communications, Inc. (I)	564	28,256
Meru Networks, Inc. (I)(L)	616	5,020
Netgear, Inc. (I)	15,358	397,619
Oclaro, Inc. (I)	2,986	10,869
Plantronics, Inc.	2,847	80,997
Powerwave Technologies, Inc. (I)(L)	10,011	17,219
RADWARE, Ltd., ADR (I)	8,936	192,928
ShoreTel, Inc. (I)	1,814	9,034
Sonus Networks, Inc. (I)(L)	12,355	26,810
Sycamore Networks, Inc.	636	11,480
Viasat, Inc. (I)(L)	1,173	39,073

		2,791,763
Computers & Peripherals - 0.31%
Avid Technology, Inc. (I)	796	6,161
Cray, Inc. (I)	1,927	10,232
Intermec, Inc. (I)	2,639	17,206
Novatel Wireless, Inc. (I)	1,897	5,729
OCZ Technology Group, Inc. (I)(L)	69,574	337,434
QLogic Corp. (I)	6,200	78,616
Quantum Corp. (I)	12,671	22,935
Silicon Graphics International Corp. (I)	1,073	12,790
STEC, Inc. (I)(L)	2,587	26,232
Stratasys, Inc. (I)(L)	1,188	22,026

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Super Micro Computer, Inc. (I)	1,612	$20,198
Synaptics, Inc. (I)	2,027	48,445

		608,004
Electronic Equipment, Instruments & Components - 3.03%
Anixter International, Inc. (I)	1,738	82,451
Brightpoint, Inc. (I)	165,560	1,524,808
Checkpoint Systems, Inc. (I)	2,372	32,212
Cognex Corp.	1,165	31,583
Daktronics, Inc.	2,090	17,932
DTS, Inc. (I)	1,030	25,575
Echelon Corp. (I)	1,873	13,130
Fabrinet (I)	1,112	20,794
FARO Technologies, Inc. (I)	967	30,509
FEI Company (I)	2,290	68,608
Insight Enterprises, Inc. (I)	135,024	2,044,263
IPG Photonics Corp. (I)	1,678	72,892
Itron, Inc. (I)	2,402	70,859
Maxwell Technologies, Inc. (I)(L)	21,321	392,520
Measurement Specialties, Inc. (I)	841	21,832
Mercury Computer Systems, Inc. (I)	1,786	20,539
Multi-Fineline Electronix, Inc. (I)	570	11,366
National Instruments Corp.	5,634	128,793
Newport Corp. (I)	21,976	237,561
OSI Systems, Inc. (I)	14,382	482,085
Power-One, Inc. (I)(L)	76,066	342,297
Pulse Electronics Corp.	806	2,305
Rofin-Sinar Technologies, Inc. (I)	1,683	32,314
Rogers Corp. (I)	331	12,952
Scansource, Inc. (I)	1,598	47,237
TTM Technologies, Inc. (I)	2,033	19,334
Universal Display Corp. (I)(L)	2,416	115,823
Viasystems Group, Inc. (I)	196	3,448

		5,906,022
Internet Software & Services - 5.12%
Ancestry.com, Inc. (I)(L)	1,728	40,608
comScore, Inc. (I)	1,509	25,457
Constant Contact, Inc. (I)(L)	64,461	1,114,531
DealerTrack Holdings, Inc. (I)	24,491	383,774
Dice Holdings, Inc. (I)	2,760	21,583
Digital River, Inc. (I)	55,208	1,144,462
Envestnet, Inc. (I)	936	9,360
Equinix, Inc. (I)	29,092	2,584,242
Internap Network Services Corp. (I)	2,938	14,455
IntraLinks Holdings, Inc. (I)	2,236	16,792
j2 Global Communications, Inc.	21,941	590,213
Keynote Systems, Inc.	13,294	280,902
Limelight Networks, Inc. (I)(L)	3,982	9,398
Liquidity Services, Inc. (I)	1,074	34,443
LivePerson, Inc. (I)	59,624	593,259
LogMeIn, Inc. (I)	1,067	35,435
LoopNet, Inc. (I)	1,636	28,025
Mediamind Technologies Inc. (I)	595	13,090
MercadoLibre, Inc.	1,698	91,268
Monster Worldwide, Inc. (I)	7,270	52,199
Move, Inc. (I)	6,105	8,852
NIC, Inc.	31,024	355,225
Open Text Corp. (I)(L)	7,636	397,988
OpenTable, Inc. (I)(L)	975	44,860
Perficient, Inc. (I)	1,712	12,532
QuinStreet, Inc. (I)	1,527	15,804
RightNow Technologies, Inc. (I)	1,467	48,484
Travelzoo, Inc. (I)(L)	341	7,499
ValueClick, Inc. (I)	48,350	752,326

343

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
VistaPrint NV (I)(L)	26,355	$712,376
Vocus, Inc. (I)	1,124	18,838
WebMD Health Corp. (I)	3,323	100,188
XO Group, Inc. (I)	1,589	12,982
Zix Corp. (I)	145,430	388,298

		9,959,748
IT Services - 3.77%
Acxiom Corp. (I)	4,802	51,093
Alliance Data Systems Corp. (I)	29,110	2,698,497
Cardtronics, Inc. (I)	2,166	49,645
Cass Information Systems, Inc.	474	14,718
Ciber, Inc. (I)	2,602	7,884
CSG Systems International, Inc. (I)	2,048	25,887
DST Systems, Inc.	1,100	48,213
Echo Global Logistics, Inc. (I)	655	8,712
Euronet Worldwide, Inc. (I)	2,727	42,923
ExlService Holdings, Inc. (I)	966	21,252
Forrester Research, Inc.	941	30,592
Gartner, Inc. (I)(L)	5,180	180,627
Heartland Payment Systems, Inc.	2,281	44,981
iGate Corp. (I)	1,837	21,199
Jack Henry & Associates, Inc.	4,853	140,640
Lender Processing Services, Inc.	1,789	24,491
ManTech International Corp., Class A	1,383	43,399
MAXIMUS, Inc.	2,054	71,685
NCI, Inc. (I)	452	5,392
NeuStar, Inc., Class A (I)	25,523	641,648
Sapient Corp.	6,530	66,214
Syntel, Inc.	988	42,672
TeleTech Holdings, Inc. (I)	28,740	437,998
TNS, Inc. (I)	979	18,405
Unisys Corp. (I)	2,292	35,961
VeriFone Systems, Inc. (I)	57,500	2,013,650
Virtusa Corp. (I)	978	12,910
Wright Express Corp. (I)	14,064	534,995

		7,336,283
Office Electronics - 0.05%
Zebra Technologies Corp., Class A (I)	3,233	100,029
Semiconductors & Semiconductor Equipment - 3.75%
Anadigics, Inc. (I)	3,990	8,618
Applied Micro Circuits Corp. (I)	3,749	20,132
Cabot Microelectronics Corp. (I)	1,392	47,871
Cavium Inc. (I)	2,723	73,548
Ceva, Inc. (I)	1,363	33,135
Cirrus Logic, Inc. (I)(L)	3,723	54,877
CSR PLC, ADR (I)	200	2,668
Cymer, Inc. (I)	1,716	63,801
Cypress Semiconductor Corp. (I)	3,306	49,491
Diodes, Inc. (I)(L)	2,143	38,403
Energy Conversion Devices, Inc. (I)(L)	1,554	824
Entropic Communications, Inc. (I)(L)	4,563	18,845
EZchip Semiconductor, Ltd. (I)	17,000	564,740
Fairchild Semiconductor International, Inc. (I)	95,800	1,034,640
FormFactor, Inc. (I)	1,049	6,535
GT Advanced Technologies Inc. (I)(L)	7,450	52,299
Hittite Microwave Corp. (I)	1,669	81,280
Integrated Device Technology, Inc. (I)	4,384	22,578
IXYS Corp. (I)	1,479	16,092
Kopin Corp. (I)	3,629	12,447
Lattice Semiconductor Corp. (I)	32,181	168,950
Maxlinear, Inc., Class A (I)	998	6,447
Mellanox Technologies, Ltd. (I)	13,702	427,776
Micrel, Inc.	3,127	29,613

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Microsemi Corp. (I)	5,112	$81,690
MIPS Technologies, Inc. (I)	38,919	188,368
Monolithic Power Systems, Inc. (I)	151,497	1,542,239
Netlogic Microsystems, Inc. (I)	3,638	175,024
Nova Measuring Instruments, Ltd. (I)	26,600	142,842
NVE Corp. (I)(L)	6,114	370,875
Omnivision Technologies, Inc. (I)	10,611	148,978
Pericom Semiconductor Corp. (I)	494	3,661
PMC-Sierra, Inc. (I)	4,834	28,907
Power Integrations, Inc. (L)	1,706	52,221
Rambus, Inc. (I)	5,734	80,276
Rubicon Technology, Inc. (I)	1,091	11,925
Semtech Corp. (I)	2,510	52,961
Sigma Designs, Inc. (I)(L)	894	7,009
Silicon Image, Inc. (I)	71,471	419,535
Silicon Laboratories, Inc. (I)	2,503	83,876
Standard Microsystems Corp. (I)	1,362	26,423
SunPower Corp., Class A (I)	876	7,087
SunPower Corp., Class B (I)	497	3,653
Teradyne, Inc. (I)(L)	10,973	120,813
Tessera Technologies, Inc. (I)	3,025	36,119
TriQuint Semiconductor, Inc. (I)	98,728	495,615
Ultratech, Inc. (I)	1,488	25,519
Varian Semiconductor
Equipment Associates, Inc. (I)	4,463	272,912
Veeco Instruments, Inc. (I)	2,407	58,731
Volterra Semiconductor Corp. (I)	1,453	27,941

		7,300,810
Software - 5.40%
Accelrys, Inc. (I)	3,278	19,865
ACI Worldwide, Inc. (I)	23,360	643,334
Actuate Corp. (I)	2,450	13,524
Advent Software, Inc. (I)	2,016	42,034
Ariba, Inc. (I)	5,714	158,335
Aspen Technology, Inc. (I)	2,645	40,389
Blackbaud, Inc.	2,633	58,637
Blackboard, Inc. (I)	2,076	92,714
Bottomline Technologies, Inc. (I)	2,014	40,562
BroadSoft, Inc. (I)(L)	21,395	649,338
Cadence Design Systems, Inc. (I)	15,915	147,055
Clicksoftware Technologies, Ltd.	60,759	473,313
CommVault Systems, Inc. (I)	19,006	704,362
Compuware Corp. (I)	4,520	34,623
Concur Technologies, Inc. (I)	2,712	100,941
Deltek, Inc. (I)	603	3,624
DemandTec, Inc. (I)	1,911	12,498
Ebix, Inc. (I)(L)	2,336	34,339
EPIQ Systems, Inc.	1,886	23,632
Fortinet, Inc. (I)	5,342	89,746
Interactive Intelligence Group (I)	21,777	591,246
Kenexa Corp. (I)	1,484	23,210
Manhattan Associates, Inc. (I)	1,286	42,541
MICROS Systems, Inc. (I)	4,800	210,768
MicroStrategy, Inc., Class A (I)	474	54,069
Monotype Imaging Holdings, Inc. (I)	24,016	291,314
Motricity, Inc. (I)(L)	1,373	2,320
Netscout Systems, Inc. (I)	21,216	242,287
NetSuite, Inc. (I)	1,368	36,950
NICE Systems, Ltd., ADR (I)	18,663	566,422
Opnet Technologies, Inc.	19,972	697,223
Parametric Technology Corp. (I)	7,048	108,398
Pegasystems, Inc.	995	30,457
Progress Software Corp. (I)	17,596	308,810
PROS Holdings, Inc. (I)	1,188	15,313

344

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
QLIK Technologies, Inc. (I)	4,294	$93,008
Quest Software, Inc. (I)	3,709	58,899
RealD, Inc. (I)	2,125	19,869
RealPage, Inc. (I)	2,058	42,086
Renaissance Learning, Inc.	218	3,658
Rosetta Stone, Inc. (I)	684	6,259
Rovi Corp. (I)	51,280	2,204,014
S1 Corp. (I)	3,004	27,547
Seachange International, Inc. (I)	1,521	11,712
Smith Micro Software, Inc. (I)	1,910	2,903
SolarWinds, Inc. (I)	3,010	66,280
Solera Holdings, Inc.	4,181	211,141
Sourcefire, Inc. (I)	16,318	436,670
SS&C Technologies Holdings, Inc. (I)	2,016	28,809
SuccessFactors, Inc. (I)(L)	4,208	96,742
Synchronoss Technologies, Inc. (I)	1,568	39,059
Taleo Corp. (I)	2,430	62,500
TeleCommunication Systems, Inc. (I)	3,025	10,436
TeleNav, Inc. (I)	491	4,355
TiVo, Inc. (I)	4,586	42,833
Tyler Technologies, Inc. (I)	1,612	40,751
Ultimate Software Group, Inc. (I)	6,395	298,774
VASCO Data Security International, Inc. (I)	1,787	9,132
Verint Systems, Inc. (I)	1,133	29,787
VirnetX Holding Corp. (I)(L)	2,059	30,864
Websense, Inc. (I)	2,364	40,897

		10,523,178

		44,525,837
Materials - 3.87%
Chemicals - 2.61%
Balchem Corp.	9,297	346,871
Calgon Carbon Corp. (I)(L)	3,342	48,693
Ferro Corp. (I)	4,579	28,161
FMC Corp.	23,270	1,609,353
Georgia Gulf Corp. (I)	704	9,736
Hawkins, Inc.	519	16,525
Innospec, Inc. (I)	1,262	30,553
Intrepid Potash, Inc. (I)	18,694	464,920
Koppers Holdings, Inc.	1,219	31,219
Kraton Performance Polymers, Inc. (I)	19,825	320,769
Kronos Worldwide, Inc. (L)	28,256	454,356
LSB Industries, Inc. (I)	1,047	30,017
NewMarket Corp. (L)	4,405	668,987
Olin Corp.	1,650	29,717
Omnova Solutions, Inc. (I)	2,409	8,624
PolyOne Corp.	3,592	38,470
Rockwood Holdings, Inc. (I)	3,843	129,471
Sensient Technologies Corp.	16,682	542,999
Solutia, Inc. (I)	7,213	92,687
Stepan Company	168	11,286
STR Holdings, Inc. (I)(L)	1,719	13,941
W.R. Grace & Company (I)	4,346	144,722
Zoltek Companies, Inc. (I)(L)	1,729	11,117

		5,083,194
Construction Materials - 0.01%
Headwaters, Inc. (I)	1,774	2,555
Texas Industries, Inc. (I)(L)	375	11,903
United States Lime & Minerals, Inc. (I)	133	5,307

		19,765
Containers & Packaging - 0.26%
Graphic Packaging Holding Company (I)	3,993	13,776

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Silgan Holdings, Inc.	13,192	$484,674

		498,450
Metals & Mining - 0.70%
AK Steel Holding Corp. (L)	2,284	14,937
Allied Nevada Gold Corp. (I)	5,015	179,587
General Moly, Inc. (I)(L)	3,490	10,121
Globe Specialty Metals, Inc.	3,560	51,691
Gold Resource Corp. (L)	1,882	31,335
Golden Minerals Company (I)	656	4,881
Haynes International, Inc.	361	15,685
Hecla Mining Company (I)	5,782	30,992
Materion Corp. (I)	1,161	26,331
Metals USA Holdings Corp. (I)	378	3,383
Paramount Gold and Silver Corp. (I)(L)	6,045	14,266
Royal Gold, Inc.	1,527	97,820
RTI International Metals, Inc. (I)(L)	17,423	406,304
Schnitzer Steel Industries, Inc.	1,435	52,808
Stillwater Mining Company (I)(L)	42,277	359,355
US Gold Corp. (I)(L)	7,023	28,162
Worthington Industries, Inc.	2,285	31,921

		1,359,579
Paper & Forest Products - 0.29%
Buckeye Technologies, Inc.	18,374	442,997
Clearwater Paper Corp. (I)	1,363	46,315
Deltic Timber Corp.	411	24,528
KapStone Paper and Packaging Corp. (I)	2,321	32,239
Mercer International, Inc. (I)	711	4,835
Schweitzer-Mauduit International, Inc.	363	20,281

		571,195

		7,532,183
Telecommunication Services - 4.02%
Diversified Telecommunication Services - 1.81%
AboveNet, Inc.	12,179	652,794
Alaska Communications
Systems Group, Inc. (L)	2,673	17,535
Atlantic Tele-Network, Inc.	296	9,732
Cbeyond, Inc. (I)	38,499	271,803
Cogent Communications Group, Inc. (I)	158,664	2,134,031
General Communication, Inc., Class A (I)	1,921	15,752
Global Crossing, Ltd. (I)	1,989	47,557
Iridium Communications, Inc. (I)(L)	819	5,078
Level 3 Communications, Inc. (I)	100,845	150,259
Neutral Tandem, Inc. (I)	1,752	16,959
PAETEC Holding Corp. (I)	5,022	26,566
Premiere Global Services, Inc. (I)	1,909	12,256
TW Telecom, Inc. (I)	8,470	139,924
Vonage Holdings Corp. (I)	8,599	22,357

		3,522,603
Wireless Telecommunication Services - 2.21%
Leap Wireless International, Inc. (I)	1,860	12,834
NII Holdings, Inc. (I)	57,070	1,538,037
NTELOS Holdings Corp.	654	11,595
SBA Communications Corp., Class A (I)	79,140	2,728,747
Shenandoah Telecommunications Company	1,336	14,883

		4,306,096

		7,828,699
Utilities - 0.25%
Electric Utilities - 0.12%
ITC Holdings Corp.	3,020	233,839

345

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 0.03%
Dynegy, Inc. (I)(L)	2,024	$8,339
GenOn Energy, Inc. (I)	15,978	44,419

		52,758
Multi-Utilities - 0.10%
Avista Corp.	8,750	208,682

		495,279

TOTAL COMMON STOCKS (Cost $200,834,056)		$188,689,161

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$400	$272

TOTAL CORPORATE BONDS (Cost $319)		$272

SECURITIES LENDING COLLATERAL - 14.68%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	2,857,790	28,592,761

TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,594,157)		$28,592,761

SHORT-TERM INVESTMENTS - 3.38%
U.S. Government & Agency
Obligations - 0.41%
Federal Home Loan Bank Discount Note,
0.001%, 11/14/2011	$200,000	$200,000
Federal Home Loan Mortgage Corp.
Discount Note
0.005%, 11/18/2011	250,000	249,998
0.035%, 12/05/2011	119,000	118,992
Federal National Mortgage Association
Discount Note
0.001%, 11/15/2011	131,000	131,000
0.010%, 12/21/2011	100,000	99,998

		799,988
Money Market Funds - 0.78%
State Street Institutional Liquid Reserves
Fund, 0.0927% (Y)	1,518,196	1,518,196
Repurchase Agreement - 2.19%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $4,267,004 on 10/03/2011,
collateralized by $170,000 U.S. Treasury
Notes, 4.500% due 08/15/2039 (valued at
$202,788, including interest) and $4,130,000
Federal Home Loan Mortgage Corporation,
0.780% due 09/08/2014 (valued at
$4,132,383, including interest)	4,267,000	4,267,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,585,184)		$6,585,184

Total Investments (Smaller Company Growth Trust)
(Cost $236,013,716) - 114.94%		$223,867,378
Other assets and liabilities, net - (14.94%)		(29,092,773)

TOTAL NET ASSETS - 100.00%		$194,774,605

Strategic Allocation Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 8.60%
U.S. Government Agency - 8.60%
Federal Home Loan Bank
1.050%, 11/25/2013	$500,000	$500,543
Tennessee Valley Authority
7.140%, 05/23/2012	2,000,000	2,087,048

		2,587,591

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,521,056)		$2,587,591

CORPORATE BONDS - 38.21%
Consumer Discretionary - 3.24%
AOL Time Warner, Inc.
6.875%, 05/01/2012	100,000	103,250
AutoZone, Inc.
5.875%, 10/15/2012	100,000	104,484
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	100,000	109,880
Comcast Cable Holdings LLC
9.800%, 02/01/2012	125,000	128,373
News America Holdings, Inc.
9.250%, 02/01/2013	200,000	218,491
Time Warner Cable, Inc.
5.400%, 07/02/2012	100,000	103,220
Viacom, Inc.
5.625%, 08/15/2012	100,000	103,531
Whirlpool Corp.
8.000%, 05/01/2012	100,000	103,848

		975,077
Consumer Staples - 2.82%
Anheuser-Busch Companies Inc,
4.700%, 04/15/2012	175,000	178,627
Dr. Pepper Snapple Group, Inc.
1.700%, 12/21/2011	125,000	125,229
General Mills Inc.
6.000%, 02/15/2012	125,000	127,350
Kellogg Co.
5.125%, 12/03/2012	200,000	209,587
Kraft Foods, Inc.
6.250%, 06/01/2012	100,000	103,543
The Kroger Company
6.200%, 06/15/2012	100,000	103,414

		847,750
Energy - 4.18%
Anadarko Petroleum Corp.
5.000%, 10/01/2012	125,000	128,927
Energy Transfer Partners LP
5.650%, 08/01/2012	200,000	206,154
Enterprise Products Operating LLC
4.600%, 08/01/2012	225,000	230,884
Husky Energy, Inc.
6.250%, 06/15/2012	125,000	129,388
Kinder Morgan Energy Partners LP
7.125%, 03/15/2012	200,000	205,130
Plains All American Pipeline LP/PAA
Finance Corp.
4.250%, 09/01/2012	250,000	257,014
PPL Energy Supply LLC
6.400%, 11/01/2011	100,000	100,403

		1,257,900

346

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials - 15.77%
American Express Bank FSB
0.375%, 06/12/2012 (P)	$125,000	$124,598
American Express Centurion Bank
5.550%, 10/17/2012	100,000	104,209
American Honda Finance Corp.
2.375%, 03/18/2013 (S)	300,000	304,200
American International Group, Inc.
4.950%, 03/20/2012	100,000	100,500
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)	125,000	125,739
Aon Corpaon Corp.
7.375%, 12/14/2012	100,000	107,222
Bank of America Corp.
4.875%, 01/15/2013	100,000	99,659
6.250%, 04/15/2012	125,000	126,122
Bank One Corp.
5.250%, 01/30/2013	200,000	207,384
Barclays Bank PLC
5.450%, 09/12/2012	100,000	102,503
BB&T Corp.
3.850%, 07/27/2012	300,000	306,806
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC
1.337%, 06/11/2012 (P)	100,000	99,817
Capital One Financial Corp.
4.800%, 02/21/2012	125,000	126,470
Citigroup, Inc.
5.300%, 10/17/2012	100,000	102,481
6.000%, 02/21/2012	100,000	101,559
Credit Suisse New York
3.450%, 07/02/2012	125,000	126,966
ERAC USA Finance LLC
5.800%, 10/15/2012 (S)	250,000	260,495
General Electric Capital Corp.
0.636%, 06/08/2012 (P)	125,000	125,345
2.800%, 01/08/2013	100,000	101,729
Goldman Sachs Group Inc.
5.700%, 09/01/2012	100,000	102,653
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	100,000	100,119
HSBC Finance Corp.
7.000%, 05/15/2012	100,000	102,952
Jefferies Group, Inc.
7.750%, 03/15/2012	250,000	256,071
JPMorgan Chase & Company
5.250%, 11/02/2012	100,000	101,830
Metropolitan Life Global Funding I
2.500%, 01/11/2013 (S)	300,000	303,212
Morgan Stanley Dean Witter
6.600%, 04/01/2012	100,000	102,172
Prudential Financial, Inc.
5.150%, 01/15/2013	100,000	103,754
5.800%, 06/15/2012	100,000	102,633
The Goldman Sachs Group, Inc.
6.600%, 01/15/2012	100,000	101,437
Toyota Motor Credit Corp.
1.900%, 12/05/2012	250,000	252,462
Travelers Companies, Inc.
5.375%, 06/15/2012	250,000	256,880
Wachovia Corp
0.383%, 04/23/2012 (P)	105,000	105,014

		4,744,993

Strategic Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care - 2.85%
Cardinal Health Inc.
5.650%, 06/15/2012	$128,000	$132,063
Express Scripts, Inc.
5.250%, 06/15/2012	250,000	256,705
Medco Health Solutions, Inc.
6.125%, 03/15/2013	250,000	265,353
Teva Pharmaceutical Finance III LLC
1.500%, 06/15/2012	100,000	100,572
Wellpoint Health Networks, Inc.
6.375%, 01/15/2012	100,000	101,579

		856,272
Industrials - 1.48%
CSX Corp.
6.300%, 03/15/2012	175,000	179,083
Union Pacific Corp., Sr Bond
5.450%, 01/31/2013	250,000	264,925

		444,008
Information Technology - 2.24%
Hewlett-Packard Company
4.500%, 03/01/2013	300,000	312,990
6.500%, 07/01/2012	100,000	103,702
Xerox Corp.
5.500%, 05/15/2012	250,000	256,931

		673,623
Materials - 1.47%
Ei Du Pont De Nemours & Co.
4.125%, 03/06/2013	300,000	312,665
The Dow Chemical Company
4.850%, 08/15/2012	125,000	128,700

		441,365
Telecommunication Services - 3.01%
AT&T, Inc.
4.950%, 01/15/2013	200,000	209,484
BellSouth Corp.
6.000%, 10/15/2011	125,000	125,168
COX Communications, Inc.
7.125%, 10/01/2012	200,000	211,858
Qwest Corp.
8.875%, 03/15/2012	125,000	129,219
Verizon Global Funding Corp.
6.875%, 06/15/2012	100,000	104,055
Vodafone Group PLC
5.350%, 02/27/2012	125,000	127,255

		907,039
Utilities - 1.15%
Cincinnati Gas & Electric Co.
5.700%, 09/15/2012	132,000	137,883
Dominion Resources, Inc.
5.700%, 09/17/2012	200,000	208,771

		346,654

TOTAL CORPORATE BONDS (Cost $11,601,789)		$11,494,681

SHORT-TERM INVESTMENTS - 20.60%
U.S. Government* - 20.60%
U.S. Treasury Bill
0.005%, 10/13/2011	500,000	499,989
0.021%, 02/16/2012	2,250,000	2,249,768
0.041%, 03/15/2012	1,200,000	1,199,773
0.056%, 03/01/2012	1,250,000	1,249,704

347

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government* (continued)
U.S. Treasury Bill (continued)
0.061%, 02/16/2012		$1,000,000	$999,692

			6,198,926

TOTAL SHORT-TERM INVESTMENTS (Cost $6,198,931)			$6,198,926

Total Investments (Strategic Allocation Trust)
(Cost $20,321,776) - 67.41%			$20,281,198
Other assets and liabilities, net - 32.59%			9,805,267

TOTAL NET ASSETS - 100.00%			$30,086,465

Strategic Income Opportunities Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 24.39%
Argentina - 0.95%
Provincia de Buenos Aires
10.875%, 01/26/2021 (S)		$575,000	$419,750
11.750%, 10/05/2015 (S)		1,960,000	1,685,600
Provincia de Cordoba
12.375%, 08/17/2017 (S)		635,000	558,800
Provincia de Neuquen Argentina
7.875%, 04/26/2021 (S)		1,025,000	963,500
Republic of Argentina
7.000%, 10/03/2015		320,000	268,800

			3,896,450
Australia - 1.48%
New South Wales Treasury Corp.
6.000%, 04/01/2016 to 05/01/2020	AUD	5,105,000	5,322,045
New South Wales Treasury Corp.,
Series 12
6.000%, 05/01/2012		774,000	756,100

			6,078,145
Brazil - 0.42%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	3,100,000	1,731,152
Canada - 1.15%
Province of Ontario
6.250%, 06/16/2015	NZD	5,777,000	4,727,688
Indonesia - 2.89%
Republic of Indonesia
8.250%, 07/15/2021	IDR	23,520,000,000	2,935,189
9.500%, 06/15/2015 to 07/15/2031		47,820,000,000	6,101,699
10.000%, 07/15/2017		10,880,000,000	1,443,177
12.500%, 03/15/2013		7,635,000,000	955,267
14.250%, 06/15/2013		3,250,000,000	422,636

			11,857,968
Malaysia - 1.00%
Government of Malaysia
3.835%, 08/12/2015	MYR	12,850,000	4,089,391
Mexico - 0.86%
Government of Mexico
7.500%, 06/21/2012	MXN	48,107,200	3,541,976
New Zealand - 2.04%
Dominion of New Zealand
6.000%, 05/15/2021	NZD	2,700,000	2,301,519

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
New Zealand (continued)
Government of New Zealand, Series 1217
6.000%, 12/15/2017	NZD	7,160,000	$6,059,236

			8,360,755
Norway - 1.45%
Government of Norway
4.500%, 05/22/2019	NOK	9,087,000	1,791,836
5.000%, 05/15/2015		18,498,000	3,515,584
6.500%, 05/15/2013		3,400,000	624,946

			5,932,366
Peru - 0.09%
Republic of Peru
7.350%, 07/21/2025		$280,000	348,600
Philippines - 3.06%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	722,642
5.875%, 12/16/2020		127,403,440	2,932,893
6.250%, 01/14/2036		43,000,000	931,101
6.500%, 04/28/2021		91,000,000	2,149,002
8.125%, 12/16/2035		230,634,520	5,800,781

			12,536,419
Singapore - 2.83%
Republic of Singapore
1.375%, 10/01/2014	SGD	6,500,000	5,134,776
2.375%, 04/01/2017		2,800,000	2,326,137
2.875%, 07/01/2015		2,850,000	2,378,497
3.250%, 09/01/2020		2,030,000	1,766,496

			11,605,906
South Korea - 4.06%
Republic of Korea
2.440%, 05/25/2012		750,000	576,880
3.500%, 06/10/2014	KRW	1,100,000,000	932,221
4.000%, 03/10/2016		2,100,000,000	1,807,203
4.250%, 06/10/2021		4,000,000,000	3,481,492
Republic of Korea, Series 1212
4.250%, 12/10/2012		8,330,000,000	7,128,763
Republic of Korea, Series 1809
5.750%, 09/10/2018		2,890,000,000	2,735,464

			16,662,023
Sweden - 2.03%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	21,250,000	3,467,156
Kingdom of Sweden, Series 1047
5.000%, 12/01/2020		17,300,000	3,217,797
Svensk Exportkredit AB
7.625%, 06/30/2014	NZD	1,975,000	1,646,687

			8,331,640
Ukraine - 0.08%
Government of Ukraine
7.950%, 02/23/2021 (S)		$380,000	343,900

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $98,901,122)			$100,044,379

CORPORATE BONDS - 50.26%
Consumer Discretionary - 7.83%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		855,000	773,775
11.000%, 11/01/2015 (S)		1,000,000	1,035,000
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)		1,000,600	1,056,884

348

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
AMC Entertainment, Inc.
8.750%, 06/01/2019	$495,000	$486,337
9.750%, 12/01/2020	1,160,000	1,049,800
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (S)	320,000	309,600
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	1,415,000	737,501
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)	760,000	720,100
Beazer Homes USA, Inc.
9.125%, 05/15/2019	330,000	209,550
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016	1,515,720	1,727,921
CCM Merger, Inc.
8.000%, 08/01/2013 (S)	1,517,000	1,433,564
CCO Holdings LLC/CCO
Holdings Capital Corp.
7.000%, 01/15/2019	415,000	402,550
7.000%, 01/15/2019 (S)	245,000	237,038
Chrysler Group LLC/CG Company-
Issuer, Inc.
8.250%, 06/15/2021 (S)	370,000	284,900
Cinemark USA, Inc.
7.375%, 06/15/2021	560,000	529,200
Clear Channel Communications, Inc.
9.000%, 03/01/2021	475,000	352,688
10.750%, 08/01/2016	1,685,000	871,988
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	1,011,255	510,684
Empire Today LLC/Empire Today
Finance Corp.
11.375%, 02/01/2017 (S)	820,000	750,300
Exide Technologies
8.625%, 02/01/2018	710,000	660,300
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	1,450,000	1,813
Gymboree Corp.
9.125%, 12/01/2018	455,000	336,700
Hillman Group, Inc.
10.875%, 06/01/2018	130,000	128,700
10.875%, 06/01/2018 (S)	100,000	99,000
Hyundai Capital America
3.750%, 04/06/2016 (S)	315,000	311,362
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,640,000	1,603,100
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)	1,290,000	1,193,250
Landry’s Restaurants, Inc.
11.625%, 12/01/2015 (S)	215,000	216,075
11.625%, 12/01/2015	365,000	366,825
Lear Corp., Series B, Escrow Certificates
8.750%, 12/01/2016 (I)	1,415,000	38,913
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	520,000	421,200
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	695,000	758,876
Mandalay Resort Group
6.375%, 12/15/2011	555,000	549,450
Mashantucket Western Pequot Tribe,
Series A
8.500%, 11/15/2015 (H)(S)	3,075,000	165,281
MGM Resorts International
6.750%, 09/01/2012	5,000	4,900

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014		$1,875,000	$937,500
8.000%, 04/01/2012		655,000	432,300
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		264,000	250,800
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014		805,996	765,696
Radio One, Inc., PIK
15.000%, 05/24/2016		346,669	310,267
Regal Cinemas Corp.
8.625%, 07/15/2019		440,000	447,700
Regal Entertainment Group
9.125%, 08/15/2018		305,000	301,950
Shaw Communications, Inc.
5.500%, 12/07/2020	CAD	555,000	550,943
6.500%, 06/02/2014		325,000	341,010
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		955,000	826,075
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		1,590,000	1,721,175
Sonic Automotive, Inc.
9.000%, 03/15/2018		70,000	70,175
Standard Pacific Corp.
8.375%, 05/15/2018		65,000	55,250
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)		2,685,000	0
Tenneco, Inc.
6.875%, 12/15/2020		555,000	538,350
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016		318,000	344,235
Videotron Ltee
7.125%, 01/15/2020 (S)		420,000	409,623
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		2,561,199	901,150
WMG Acquisition Corp.
11.500%, 10/01/2018 (S)		1,090,000	1,002,800
XM Satellite Radio, Inc.
13.000%, 08/01/2013 (S)		1,420,000	1,590,400

			32,132,524
Consumer Staples - 2.73%
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	1,145,178
B&G Foods, Inc.
7.625%, 01/15/2018		$180,000	185,850
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)		375,000	375,000
Del Monte Foods Company
7.625%, 02/15/2019 (S)		375,000	316,875
Diversey, Inc.
8.250%, 11/15/2019		535,000	637,988
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)		230,000	231,150
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)		1,180,000	973,500
Marfrig Holding Europe BV
8.375%, 05/09/2018 (S)		900,000	567,000
Revlon Consumer Products Corp.
9.750%, 11/15/2015		505,000	528,988
Reynolds Group Issuer, Inc./Reynolds
Group Issuer LLC
9.000%, 05/15/2018 (S)		565,000	477,425
Viterra, Inc.
8.500%, 07/07/2014	CAD	5,210,000	5,195,582

349

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Yankee Candle Company, Inc.
8.500%, 02/15/2015	$90,000	$86,400
Yankee Candle Company, Inc., Series B
9.750%, 02/15/2017	500,000	461,250

		11,182,186
Energy - 4.78%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	145,000	135,213
6.250%, 06/01/2021	1,125,000	1,050,469
Arch Coal, Inc.
7.000%, 06/15/2019 (S)	170,000	161,500
Bumi Investment Pte, Ltd.
10.750%, 10/06/2017 (S)	1,345,000	1,223,950
Calfrac Holdings LP
7.500%, 12/01/2020 (S)	900,000	850,500
Drummond Company, Inc.
7.375%, 02/15/2016	1,700,000	1,721,250
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	7,317	6,110
Energy Partners, Ltd.
8.250%, 02/15/2018	385,000	354,200
Forbes Energy Services, Ltd.
9.000%, 06/15/2019 (S)	450,000	416,250
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	80,000	80,000
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)	1,400,000	1,372,000
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.500%, 08/15/2021	495,000	507,375
McMoRan Exploration Company
11.875%, 11/15/2014	1,505,000	1,550,150
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018	560,000	554,400
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	2,570,000	2,647,100
OGX Petroleo e Gas Participacoes SA
8.500%, 06/01/2018 (S)	1,760,000	1,575,200
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	200,000	166,000
Pan American Energy LLC
7.875%, 05/07/2021 (S)	160,000	160,192
Pertamina Persero PT
5.250%, 05/23/2021 (S)	565,000	542,400
6.500%, 05/27/2041 (S)	400,000	380,000
PHI, Inc.
8.625%, 10/15/2018	725,000	714,125
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)	340,000	356,150
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)	250,000	229,712
Targa Resources Partners LP
8.250%, 07/01/2016	845,000	878,800
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	435,000	432,824
W&T Offshore, Inc.
8.500%, 06/15/2019 (S)	805,000	780,850
Westmoreland Coal
Company/Westmoreland Partners
10.750%, 02/01/2018	790,000	774,200

		19,620,920

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials - 17.91%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015		$790,000	$608,300
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,165,000	1,910,613
Ameriprise Financial, Inc. (7.518% to
06/01/2016, then 3 month
LIBOR + 2.905%)
06/01/2066		130,000	130,000
Banco Continental SA (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)		505,000	512,006
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		950,000	874,000
Banco Safra SA
10.250%, 08/08/2016 (S)	BRL	850,000	429,460
BanColombia SA
5.950%, 06/03/2021 (S)		$850,000	822,374
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,569,324
Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067		$780,000	755,625
Citizens Republic Bancorp, Inc.
5.750%, 02/01/2013		500,000	451,441
Corp Andina de Fomento
3.750%, 01/15/2016		250,000	253,118
Council of Europe Development Bank
5.250%, 05/27/2013	AUD	1,680,000	1,650,734
Country Garden Holdings Company
11.125%, 02/23/2018 (S)		$330,000	250,800
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		270,000	281,398
DuPont Fabros Technology LP
8.500%, 12/15/2017		395,000	408,825
E*Trade Financial Corp.
6.750%, 06/01/2016		590,000	588,525
Emeralds
0.498%, 08/04/2020 (H)(P)(S)		104,967	94,470
Eurofima
6.000%, 01/28/2014	AUD	1,395,000	1,398,359
European Bank for Reconstruction &
Development
9.250%, 09/10/2012	BRL	14,060,000	7,552,506
European Investment Bank
4.250%, 02/04/2015	NOK	6,400,000	1,143,257
5.375%, 05/20/2014	AUD	3,030,000	3,000,928
7.000%, 01/18/2012	NZD	1,450,000	1,116,444
Export-Import Bank of Korea
6.500%, 01/25/2012 (S)	INR	38,100,000	784,405
First Tennessee Bank NA
5.050%, 01/15/2015		$618,000	637,080
General Electric Capital
Australia Funding Pty, Ltd.
6.000%, 05/15/2013	AUD	580,000	567,036
6.500%, 11/15/2011		1,810,000	1,753,067
7.000%, 10/08/2015		2,800,000	2,817,217
General Electric Capital Corp.
4.875%, 04/05/2016	SEK	10,000,000	1,505,283
General Electric Capital Corp., Series A
7.625%, 12/10/2014	NZD	4,415,000	3,652,843

350

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR +2.125%)
02/12/2067 (S)		$1,885,000	$1,314,788
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (S)		890,000	863,722
Hongkong Land Treasury Services
(Singapore) Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	206,797
Inter-American Development Bank
4.750%, 01/10/2014	INR	55,850,000	1,171,054
Inter-American Development Bank,
Series INTL
7.250%, 05/24/2012	NZD	4,665,000	3,644,181
International Finance Corp.
7.500%, 02/28/2013	AUD	1,627,000	1,647,443
Kreditanstalt fuer Wiederaufbau
4.000%, 12/15/2014	NOK	10,010,000	1,782,439
5.750%, 05/13/2015	AUD	4,775,000	4,807,419
6.500%, 11/15/2011	NZD	539,000	412,179
7.000%, 10/22/2012	IDR	15,900,000,000	1,760,197
Lancer Finance Company SPV, Ltd.
5.850%, 12/12/2016 (S)		$81,706	79,387
Local TV Finance LLC, PIK
9.250%, 06/15/2015 (S)		316,031	290,749
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017		2,269,000	2,394,428
MetLife, Inc.
6.400%, 12/15/2036		755,000	670,631
Morgan Stanley
11.500%, 10/22/2020 (S)	BRL	2,922,000	1,515,197
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015		$175,000	175,000
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)		450,000	463,500
Realogy Corp.
11.500%, 04/15/2017		1,780,000	1,183,700
12.000%, 04/15/2017		1,403,315	954,254
Regions Financial Corp.
7.375%, 12/10/2037		275,000	225,500
Standard Chartered Bank
2.220%, 07/05/2013	SGD	1,750,000	1,356,410
Symetra Financial Corp. (8.300% to
10/15/2017, then 3 month
LIBOR + 4.177%)
10/15/2037 (S)		$990,000	955,350
Synovus Financial Corp.
5.125%, 06/15/2017		230,000	194,350
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	1,017,342
The Royal Bank of Scotland PLC
1.609%, 03/31/2014 (P)		2,500,000	1,826,665
The South Financial Group, Inc.
1.746%, 09/01/2037 (P)		$170,000	135,150
United Community Banks, Inc./GA
7.500%, 09/30/2015 (S)		425,000	396,313
Western Alliance Bancorp
10.000%, 09/01/2015		845,000	880,913
Wilmington Trust Corp.
4.875%, 04/15/2013		715,000	730,586
8.500%, 04/02/2018		876,000	1,057,230

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
XL Group PLC., Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	$665,000	$522,025
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)	450,000	292,500

		73,446,837
Health Care - 1.65%
Alere, Inc.
8.625%, 10/01/2018	1,410,000	1,276,050
BioScrip, Inc.
10.250%, 10/01/2015	1,245,000	1,245,000
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	1,550,593	1,414,916
Community Health Systems, Inc.
8.875%, 07/15/2015	90,000	88,425
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022 (S)	530,000	531,325
ExamWorks Group, Inc.
9.000%, 07/15/2019 (S)	1,080,000	1,009,800
Giant Funding Corp.
8.250%, 02/01/2018 (S)	325,000	325,000
HCA, Inc.
7.500%, 02/15/2022	225,000	207,563
LifePoint Hospitals, Inc.
6.625%, 10/01/2020	160,000	157,600
Valeant Pharmaceuticals International, Inc.
7.000%, 10/01/2020 (S)	580,000	513,300
Vanguard Health Systems, Inc.
Zero Coupon, 02/01/2016 (Z)	16,000	10,400

		6,779,379
Industrials - 4.80%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)	678,030	691,591
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021	146,355	138,306
American Railcar Industries, Inc.
7.500%, 03/01/2014	315,000	308,700
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.
9.625%, 03/15/2018	325,000	321,750
B-Corp Merger Sub, Inc.
8.250%, 06/01/2019 (S)	365,000	328,500
Colt Defense LLC/Colt Finance Corp.
8.750%, 11/15/2017	60,000	39,750
Covanta Holding Corp.
7.250%, 12/01/2020	1,385,000	1,384,076
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,350,068	1,360,193
Delta Air Lines, Inc.
12.250%, 03/15/2015 (S)	485,000	515,313
Global Aviation Holdings, Inc.
14.000%, 08/15/2013 (H)	1,372,000	946,680
Grupo KUO SAB de CV
9.750%, 10/17/2017 (S)	675,000	698,625
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	200,000	199,000
Lonking Holdings, Ltd.
8.500%, 06/03/2016 (S)	547,000	399,310
Mega Advance Investments, Ltd.
5.000%, 05/12/2021 (S)	570,000	546,546

351

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Navios Maritime Holdings, Inc./Navios
Maritime Finance II U.S., Inc.
8.125%, 02/15/2019 (S)	$375,000	$313,125
Navios South American
Logistics, Inc./Navios Logistics Finance
U.S., Inc.
9.250%, 04/15/2019 (S)	240,000	209,400
Nortek, Inc.
10.000%, 12/01/2018 (S)	915,000	846,375
Odebrecht Finance, Ltd.
7.500%, 09/14/2015 (Q)(S)	295,000	286,519
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)	130,000	126,100
SCF Capital, Ltd.
5.375%, 10/27/2017 (S)	905,000	814,500
Smiths Group PLC
7.200%, 05/15/2019 (S)	290,000	348,062
Swift Services Holdings, Inc.
10.000%, 11/15/2018	765,000	680,850
TAM Capital 3, Inc.
8.375%, 06/03/2021 (S)	775,000	713,000
Thermadyne Holdings Corp.
9.000%, 12/15/2017	435,000	426,300
TransDigm, Inc.
7.750%, 12/15/2018	815,000	829,263
Tutor Perini Corp.
7.625%, 11/01/2018	1,100,000	940,500
United Air Lines 2009-1 Pass
Through Trust
10.400%, 11/01/2016	950,031	1,026,033
United Air Lines 2009-2A Pass
Through Trust
9.750%, 01/15/2017	360,183	394,400
United Air Lines, Inc.
9.875%, 08/01/2013 (S)	157,000	160,925
12.000%, 11/01/2013 (S)	1,105,000	1,118,813
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)	430,000	402,050
Western Express, Inc.
12.500%, 04/15/2015 (S)	1,590,000	1,065,300
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	1,220,000	1,098,000

		19,677,855
Information Technology - 1.17%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,155,000	1,178,100
CommScope, Inc.
8.250%, 01/15/2019 (S)	330,000	321,750
EH Holding Corp.
7.625%, 06/15/2021 (S)	110,000	105,875
Equinix, Inc.
8.125%, 03/01/2018	730,000	768,325
First Data Corp.
8.875%, 08/15/2020 (S)	110,000	103,400
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)	135,000	138,713
Seagate HDD Cayman
7.000%, 11/01/2021 (S)	860,000	791,200
Vangent, Inc.
9.625%, 02/15/2015	1,325,000	1,381,313

		4,788,676

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials - 5.63%
AbitibiBowater, Inc.
10.250%, 10/15/2018 (S)	$1,011,000	$1,056,495
American Pacific Corp.
9.000%, 02/01/2015	2,605,000	2,409,625
APERAM
7.750%, 04/01/2018 (S)	430,000	374,100
Ball Corp.
6.750%, 09/15/2020	110,000	113,850
Berry Plastics Corp.
8.250%, 11/15/2015	875,000	890,313
9.750%, 01/15/2021	470,000	399,500
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	235,000	238,525
7.375%, 10/04/2015 (Q)(S)	410,000	387,450
Cascades, Inc.
7.875%, 01/15/2020	25,000	23,500
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021	400,000	402,691
China Oriental Group Company, Ltd.
7.000%, 11/17/2017 (S)	665,000	452,200
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q)(S)	820,000	758,500
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (S)	495,000	438,075
Ferro Corp.
7.875%, 08/15/2018	590,000	590,000
Fufeng Group, Ltd.
7.625%, 04/13/2016 (S)	1,100,000	770,000
Graham Packaging
Company LP/GPC Capital Corp. I
8.250%, 01/01/2017 to 10/01/2018	585,000	588,450
9.875%, 10/15/2014	590,000	595,163
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (S)	295,000	286,150
Mercer International, Inc.
9.500%, 12/01/2017	610,000	599,325
Metinvest BV
8.750%, 02/14/2018 (S)	950,000	792,490
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)	1,540,000	1,216,600
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	435,000	452,400
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	315,000	329,963
Polymer Group, Inc.
7.750%, 02/01/2019 (S)	155,000	154,613
Rain CII Carbon LLC/CII Carbon Corp.
8.000%, 12/01/2018 (S)	2,770,000	2,770,000
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)	250,000	212,500
7.500%, 06/15/2032 (S)	950,000	722,000
SunCoke Energy, Inc.
7.625%, 08/01/2019 (S)	820,000	801,550
Suzano Trading, Ltd.
5.875%, 01/23/2021 (S)	1,410,000	1,265,475
U.S. Corrugated, Inc.
10.000%, 06/12/2013	785,000	802,663
Vale Overseas, Ltd.
4.625%, 09/15/2020	310,000	300,700
Vedanta Resources PLC
8.250%, 06/07/2021 (S)	1,260,000	970,200
Verso Paper Holdings LLC/Verso
Paper, Inc.
8.750%, 02/01/2019	625,000	431,250

352

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Winsway Coking Coal Holding, Ltd.
8.500%, 04/08/2016 (S)		$745,000	$506,600

			23,102,916
Telecommunication Services - 2.93%
Axtel SAB de CV
7.625%, 02/01/2017 (S)		60,000	49,200
9.000%, 09/22/2019 (S)		2,125,000	1,785,000
Brasil Telecom SA
9.750%, 09/15/2016 (S)	BRL	1,130,000	546,895
Broadview Networks Holdings, Inc.
11.375%, 09/01/2012		$361,000	288,800
Data & Audio Visual Enterprises
Wireless, Inc.
9.500%, 04/29/2018	CAD	550,000	446,130
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		$295,000	278,775
Digicel, Ltd.
8.250%, 09/01/2017 (S)		1,120,000	1,052,800
Frontier Communications Corp.
8.500%, 04/15/2020		235,000	227,950
GXS Worldwide, Inc.
9.750%, 06/15/2015		825,000	792,000
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,495,000	1,296,913
Level 3 Financing, Inc.
10.000%, 02/01/2018		630,000	604,800
NII Capital Corp.
8.875%, 12/15/2019		445,000	463,913
Satmex Escrow SA de CV
9.500%, 05/15/2017 (S)		630,000	607,950
SBA Tower Trust
5.101%, 04/15/2017 (S)		275,000	299,063
SingTel Group Treasury Pte, Ltd.
3.488%, 04/08/2020	SGD	1,000,000	824,079
Sprint Capital Corp.
8.750%, 03/15/2032		$1,085,000	942,594
West Corp.
11.000%, 10/15/2016		1,160,000	1,194,800
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		380,000	324,425

			12,026,087
Utilities - 0.83%
AES Andres Dominicana, Ltd./Itabo
Dominicana
9.500%, 11/12/2020 (S)		580,000	574,200
Centrais Eletricas do Para SA
10.500%, 06/03/2016 (S)		625,000	612,692
Cia de Eletricidade do Estado da Bahia
11.750%, 04/27/2016 (S)	BRL	1,200,000	644,595
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$555,000	552,225
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		1,070,000	1,032,550

			3,416,262

TOTAL CORPORATE BONDS (Cost $216,188,390)			$206,173,642

CONVERTIBLE BONDS - 2.40%
Consumer Discretionary - 0.67%
D.R. Horton, Inc.
2.000%, 05/15/2014		260,000	261,950
Ford Motor Company
4.250%, 11/15/2016		1,075,000	1,396,156

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS (continued)
Consumer Discretionary (continued)
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		$919,000	$1,070,635

			2,728,741
Consumer Staples - 0.09%
Alliance One International, Inc.
5.500%, 07/15/2014		440,000	355,850
Energy - 0.29%
Chesapeake Energy Corp.
2.250%, 12/15/2038		605,000	513,494
2.500%, 05/15/2037		260,000	247,650
James River Coal Company
3.125%, 03/15/2018 (S)		693,000	446,119

			1,207,263
Financials - 0.58%
Ares Capital Corp.
5.750%, 02/01/2016 (S)		1,130,000	1,081,975
Dundee International
5.500%, 07/31/2018	CAD	215,000	195,940
Janus Capital Group, Inc.
3.250%, 07/15/2014		$120,000	116,850
MF Global Holdings, Ltd.
1.875%, 02/01/2016		225,000	178,875
Old Republic International Corp.
3.750%, 03/15/2018		620,000	560,325
Transglobe Apartment Real Estate
Investment Trust
5.400%, 09/30/2018	CAD	275,000	249,308

			2,383,273
Health Care - 0.21%
Dendreon Corp.
2.875%, 01/15/2016		$971,000	696,693
Gilead Sciences, Inc.
1.000%, 05/01/2014		65,000	70,281
Teleflex, Inc.
3.875%, 08/01/2017		95,000	103,194

			870,168
Industrials - 0.26%
United Continental Holdings, Inc.
4.500%, 06/30/2021		1,210,000	1,064,800
Information Technology - 0.06%
Electronic Arts, Inc.
0.750%, 07/15/2016 (S)		250,000	240,000
Materials - 0.03%
Owens-Brockway Glass Container, Inc.
3.000%, 06/01/2015 (S)		160,000	144,000
Telecommunication Services - 0.21%
Clearwire
Communications LLC/Clearwire
Finance, Inc.
8.250%, 12/01/2040 (S)		1,785,000	861,263

TOTAL CONVERTIBLE BONDS (Cost $12,091,599)			$9,855,358

MUNICIPAL BONDS - 0.76%
California - 0.04%
City of Long Beach
7.282%, 11/01/2030		170,000	174,752
District of Columbia - 0.06%
Metropolitan Washington Airports
Authority, Series D
8.000%, 10/01/2047		240,000	267,437

353

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Georgia - 0.21%
Municipal Electric Authority of Georgia
7.055%, 04/01/2057	$830,000	$865,357
Ohio - 0.30%
American Municipal Power, Inc.
8.084%, 02/15/2050	855,000	1,214,236
Texas - 0.09%
Dallas-Fort Worth International Airport
Facilities Improvement
7.000%, 01/01/2016	350,000	363,720
Washington - 0.06%
Washington State Convention Center
Public Facilities District
6.790%, 07/01/2040	185,000	228,618

TOTAL MUNICIPAL BONDS (Cost $2,637,922)		$3,114,120

TERM LOANS (M) - 4.82%
Consumer Discretionary - 2.12%
Caesars Entertainment Operating
Company, Inc.
4.500%, 01/26/2018	1,850,000	1,481,541
CCM Merger, Inc.
7.000%, 03/01/2017	264,682	255,087
Clear Channel Communications, Inc.
3.890%, 01/28/2016	1,205,032	855,723
Dex Media West LLC
7.000%, 10/24/2014	829,874	558,781
Hubbard Broadcasting, Inc.
8.750%, 04/30/2018	100,000	96,500
Kalispel Tribal Economic Authority
7.500%, 02/22/2017	1,088,170	1,011,998
Las Vegas Sands LLC
2.740%, 11/23/2016	643,653	599,516
Michaels Stores, Inc.
2.550%, 10/31/2013	1,463,684	1,396,599
Mood Media Corp.
7.000%, 04/30/2018	438,900	403,788
10.250%, 10/31/2018	160,000	147,200
PRIMEDIA, Inc.
7.500%, 01/12/2018	1,645,875	1,530,664
Vertis, Inc.
11.750%, 12/31/2015	521,373	375,389

		8,712,786
Consumer Staples - 0.10%
Revlon Consumer Products Corp.
5.140%, 11/17/2017	410,000	395,855
Financials - 0.13%
Realogy Corp.
3.190%, 10/10/2013	66,616	59,149
3.270%, 10/10/2013	528,884	469,605

		528,754
Health Care - 0.69%
Catalent Pharma Solutions, Inc.
2.490%, 04/10/2014	1,818,696	1,670,169
Community Health Systems, Inc.
2.570%, 07/25/2014	668,685	624,757
National Mentor Holdings, Inc.
7.000%, 02/09/2017	597,000	539,290

		2,834,216

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Industrials - 0.66%
Bourland & Leverich Supply
Company LLC
11.000%, 08/13/2015	$118,750	$116,375
Hawker Beechcraft
Acquisition Company LLC
0.270%, 03/26/2014	40,723	27,692
2.370%, 03/26/2014	658,549	447,813
Travelport LLC
4.750%, 08/21/2015	399,835	351,521
US Airways Group, Inc.
2.740%, 03/21/2014	2,086,970	1,770,942

		2,714,343
Information Technology - 0.13%
First Data Corp.
2.980%, 09/24/2014	63,194	55,164
4.230%, 03/23/2018	593,821	487,304

		542,468
Materials - 0.21%
Consolidated Container Company LLC
5.750%, 09/28/2014	1,100,000	875,875
Telecommunication Services - 0.59%
Intelsat Jackson Holdings SA
3.250%, 02/01/2014	700,000	649,250
5.250%, 04/02/2018	902,738	866,628
LightSquared LP
12.000%, 10/01/2014	533,134	262,902
Unitek Global Services
9.000%, 04/16/2018	641,775	634,555

		2,413,335
Utilities - 0.19%
Texas Competitive Electric
Holdings Company LLC
3.730%, 10/10/2014	552,799	388,110
4.750%, 10/10/2017	552,799	369,512

		757,622

TOTAL TERM LOANS (Cost $21,525,736)		$19,775,254

CAPITAL PREFERRED SECURITIES - 2.67%
Financials - 2.67%
BB&T Capital Trust IV (6.820% to
06/12/2037 then 3 month
LIBOR + 2.110% quarterly or 1 month
LIBOR + 2.108%)
06/12/2057	395,000	393,025
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month
LIBOR + 4.170%)
12/21/2057	310,000	303,800
Cullen/Frost Capital Trust II
1.876%, 03/01/2034 (P)	826,000	672,503
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037	996,000	946,300
First Midwest Capital Trust I, Series B
6.950%, 12/01/2033	204,000	184,110
First Tennessee Capital II
6.300%, 04/15/2034	593,000	468,470
JPMorgan Chase Capital XXIII (1.261%
to 05/15/2047, then 3 month
LIBOR + 2.030%)
05/15/2047	1,990,000	1,336,247

354

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
JPMorgan Chase Capital XXII
6.450%, 02/02/2037	$815,000	$813,702
M&T Capital Trust II
8.277%, 06/01/2027	370,000	370,723
M&T Capital Trust III
9.250%, 02/01/2027	95,000	95,844
North Fork Capital Trust II
8.000%, 12/15/2027	385,000	354,200
PNC Financial Services Group, Inc.
6.750%, 08/01/2021 (P)(Q)	800,000	766,184
Regions Financing Trust II (6.625% to
5/15/2027, then 3 month LIBOR
1.290%)
05/15/2047	1,640,000	1,328,400
Republic New York Capital I
7.750%, 11/15/2026	80,000	77,064
SunTrust Capital VIII (6.100% to
12/15/2036, then 1 month
LIBOR + 1.965%)
12/15/2036	665,000	658,350
The South Financial Group, Inc. (1.630%
to 12/15/2012, then 1 month
LIBOR + 1.320%)
09/15/2037	300,000	238,500
USB Capital IX
3.500%, 11/21/2011 (Q)(P)	626,000	441,336
Wachovia Capital Trust III
5.570%, 11/21/2011 (Q)(P)	1,500,000	1,230,000
Wells Fargo Capital XV (9.750% to
09/26/2013, then 3 month
LIBOR + 5.830%)
10/03/2011 (Q)	285,000	283,432

		10,962,190

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $11,531,955)		$10,962,190

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.30%
Commercial & Residential - 3.93%
American Home Mortgage Assets,
Series 2006-6, Class XP IO
2.357%, 12/25/2046	13,830,184	830,841
American Tower Trust, Series 2007-1A,
Class C
5.615%, 04/15/2037 (S)	260,000	276,065
Bear Stearns Alt-A Trust
Series 2004-12 1A1,
0.585%, 01/25/2035 (P)	429,917	365,261
Series 2004-13, Class A1,
0.975%, 11/25/2034 (P)	1,158,075	1,005,312
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 2A1
2.753%, 02/25/2037 (P)	396,926	377,940
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO
2.619%, 09/20/2046	13,540,069	858,556
Downey Savings & Loan Association
Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
2.244%, 09/19/2044	5,190,161	229,014
Series 2005-AR2, Class X2 IO,
2.534%, 03/19/2045	10,113,084	414,092

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
2.722%, 09/25/2035 (P)	$1,065,026	$902,743
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	13,928,519	89,839
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	16,602,671	109,578
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	20,753,051	112,897
Series 2005-2, Class X IO,
2.295%, 05/19/2035	4,120,008	214,232
Series 2005-8, Class 1X IO,
2.301%, 09/19/2035	9,263,583	447,369
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.776%, 10/25/2036	25,534,689	1,368,404
Series 2005-AR18, Class 1X IO,
2.113%, 10/25/2036	25,079,553	1,385,645
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4
5.414%, 07/12/2046 (P)	628,000	674,395
MLCC Mortgage Investors, Inc.
0.820%, 11/25/2029 (P)	220,688	203,991
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.512%, 10/25/2034 (P)	601,609	495,141
Series 2004-9, Class 1A,
5.889%, 11/25/2034 (P)	2,395,482	2,317,372
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.519%, 12/25/2033 (P)	645,037	583,409
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class B1,
0.835%, 04/25/2045 (P)	3,343,912	425,028
Series 2005-AR13, Class B1,
0.835%, 10/25/2045 (P)	2,063,564	331,233
Series 2005-AR13, Class X IO,
1.539%, 10/25/2045	37,713,764	1,843,219
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1
2.739%, 12/25/2034 (P)	298,015	269,983
U.S. Government Agency - 0.37%
Federal National Mortgage Association
Series 402, Class 4 IO,
4.000%, 10/25/2039	964,671	151,626
Series 402, Class 3 IO,
4.000%, 11/25/2039	873,901	136,125
Series 406, Class 3 IO,
4.000%, 01/25/2041	890,507	103,219
Series 398, Class C3 IO,
4.500%, 05/25/2039	781,289	104,583
Series 402, Class 7 IO,
4.500%, 11/25/2039	1,075,808	160,721
Series 407, Class 4 IO,
4.500%, 03/25/2041	1,489,503	190,084
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,747,826	469,863

355

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 8 IO,
5.000%, 03/25/2041	$1,271,186	$206,364

		1,522,585

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $13,862,125)		$17,654,144

ASSET BACKED SECURITIES - 0.60%
Aircraft Certificate Owner Trust,
Series 2003-1A, Class E
7.001%, 09/20/2022 (S)	305,000	276,025
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	1,130,000	1,141,300
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	1,000,000	1,020,000

TOTAL ASSET BACKED SECURITIES (Cost $2,271,775)		$2,437,325

COMMON STOCKS - 4.95%
Consumer Discretionary - 0.78%
Charter Communications, Inc., Class A (I)	65,436	$3,065,022
Greektown Superholdings, Inc. (I)	269	16,678
Vertis Holdings, Inc. (I)	8,371	106,981

		3,188,681
Energy - 0.13%
OGX Petroleo e Gas Participacoes SA (I)	34,370	210,214
YPF SA ADR	9,702	331,905

		542,119
Financials - 1.07%
Apollo Investment Corp.	82,476	620,220
Ares Capital Corp.	29,783	410,112
Dundee International	11,025	102,054
Homburg Canada Real
Estate Investment Trust (I)	214,087	2,510,859
Plum Creek Timber Company, Inc.	11,129	386,288
Weyerhaeuser Company	22,945	356,795

		4,386,328
Health Care - 0.10%
Johnson & Johnson	6,535	416,345
Telecommunication Services - 0.51%
AT&T, Inc.	35,651	1,016,767
Verizon Communications, Inc.	29,129	1,071,947

		2,088,714
Utilities - 2.36%
Alliant Energy Corp.	27,024	1,045,288
Consolidated Edison, Inc.	18,634	1,062,511
DTE Energy Company	21,469	1,052,410
Entergy Corp.	16,465	1,091,465
FirstEnergy Corp.	24,538	1,102,002
NSTAR	24,138	1,081,624
OGE Energy Corp.	22,183	1,060,126
Progress Energy, Inc.	21,730	1,123,876
Xcel Energy, Inc.	43,256	1,067,991

		9,687,293

TOTAL COMMON STOCKS (Cost $18,894,589)		$20,309,480

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 2.92%
Consumer Discretionary - 0.22%
General Motors Company, Series B	$14,932	$523,814
Greektown
Superholdings, Inc., Series A (I)	6,111	378,882

		902,696
Energy - 0.24%
Apache Corp., Series D, 6.000%	18,825	963,275
Financials - 2.22%
BancorpSouth Capital Trust I, 8.150%	16,400	416,232
Citigroup Capital XIII (7.875% to
10-30-15, then
3 month LIBOR + 6.370%)	7,250	191,473
Citigroup, Inc., 7.500%	14,530	1,157,024
FelCor Lodging Trust, Inc.,
Series A, 1.950%	30,070	604,708
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	21,225	387,356
MetLife, Inc., 5.000%	36,643	2,072,528
Regions Financing Trust III, 8.875%	9,575	239,950
Strategic Hotels & Resorts, Inc.,
Series C, 8.250% (I)	14,225	346,663
Wells Fargo & Company,
Series L, 7.500%	2,205	2,277,897
Zions Bancorporation, Series C, 9.500%	56,400	1,424,100

		9,117,931
Utilities - 0.24%
PPL Corp., 8.750%	18,265	993,433

TOTAL PREFERRED SECURITIES (Cost $14,261,107)		$11,977,335

OPTIONS PURCHASED - 0.03%
Call Options - 0.03%
Over the Counter Purchase Call on the
USD vs. JPY (Expiration
Date:12/20/2011; Strike Price $81;
Counterparty: UBS Securities LLC (I)	20,000,000	105,340

TOTAL OPTIONS PURCHASED (Cost $265,000)		$105,340

SHORT-TERM INVESTMENTS - 0.26%
Repurchase Agreement - 0.26%
Repurchase Agreement with State
Street Corp. dated 09/30/2011 at
0.010% to be repurchased at $1,077,801
on 10/03/2011, collateralized by
$1,045,000 Federal Home Loan Bank,
0.200% due 09/14/2012 (valued at
$1,045,000, including interest) and
$60,000 U.S. Treasury Notes, 1.375%
due 05/15/2013 (valued at $61,066,
including interest)	$1,077,800	$1,077,800

TOTAL SHORT-TERM INVESTMENTS (Cost $1,077,800)		$1,077,800

Total Investments (Strategic Income Opportunities Trust)
(Cost $413,509,120) - 98.36%		$403,486,367

TOTAL NET ASSETS - 100.00%		$410,204,930

Other assets and liabilities, net - 1.64%		6,718,563

356

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 71.28%
U.S. Government - 33.56%
U.S. Treasury Bonds
3.500%, 02/15/2039	$740,000	$825,331
3.875%, 08/15/2040	5,000,000	5,958,595
4.250%, 05/15/2039 to 11/15/2040	9,000,000	11,391,566
4.375%, 02/15/2038 to 05/15/2041	19,347,000	24,970,977
4.500%, 05/15/2038	7,845,000	10,249,979
4.625%, 02/15/2040	2,200,000	2,948,343
4.750%, 02/15/2041 (L)	8,000,000	10,968,752
5.250%, 02/15/2029	12,270,000	16,804,145
5.375%, 02/15/2031	880,000	1,242,175
6.250%, 08/15/2023	7,800,000	11,139,375
7.875%, 02/15/2021	2,300,000	3,513,968
8.125%, 08/15/2021	1,400,000	2,194,500
9.250%, 02/15/2016	2,150,000	2,936,767
U.S. Treasury Notes
0.125%, 08/31/2013 to 09/30/2013	10,000,000	9,976,248
0.375%, 07/31/2013	5,000,000	5,011,525
0.500%, 11/30/2012	22,000,000	22,080,784
0.625%, 04/30/2013	7,000,000	7,043,470
0.750%, 08/15/2013	14,500,000	14,628,006
1.125%, 12/15/2012	23,500,000	23,760,709
1.250%, 08/31/2015	5,000,000	5,118,750
1.375%, 10/15/2012 to 03/15/2013	15,400,000	15,619,707
1.500%, 06/30/2016 (L)	20,000,000	20,568,800
1.750%, 01/31/2014 to 07/31/2015	30,320,000	31,446,072
1.875%, 02/28/2014 (L)	13,890,000	14,393,513
1.875%, 06/30/2015 to 08/31/2017	4,400,000	4,591,689
2.000%, 11/30/2013	4,795,000	4,968,819
2.125%, 11/30/2014 to 05/31/2015	14,900,000	15,709,696
2.250%, 11/30/2017 (L)	14,000,000	14,845,474
2.375%, 09/30/2014 to 02/28/2015	26,900,000	28,509,567
2.500%, 04/30/2015	8,800,000	9,402,941
2.625%, 12/31/2014 to 08/15/2020	36,500,000	39,118,838
2.625%, 11/15/2020 (L)	9,800,000	10,495,192
2.750%, 10/31/2013 to 02/15/2019	39,930,000	42,486,394
3.000%, 09/30/2016	19,420,000	21,362,000
3.375%, 11/15/2019	2,100,000	2,384,321
3.500%, 05/15/2020 (L)	2,300,000	2,637,272
3.625%, 02/15/2020 (L)	22,100,000	25,544,484
3.750%, 11/15/2018	7,236,000	8,381,886
4.250%, 11/15/2017	9,300,000	10,977,636

		516,208,266
U.S. Government Agency - 37.72%
Federal Farm Credit Bank
3.875%, 10/07/2013	1,700,000	1,816,972
4.875%, 12/16/2015	1,800,000	2,088,709
Federal Home Loan Bank
3.875%, 06/14/2013	6,400,000	6,778,163
5.000%, 11/17/2017	9,090,000	10,956,513
Federal Home Loan Mortgage Corp.
3.500%, 12/01/2025	4,432,991	4,623,568
3.750%, 06/28/2013	4,000,000	4,238,468
4.000%, 02/01/2024 to 12/01/2040	22,761,091	23,925,642
4.125%, 09/27/2013	5,500,000	5,904,432
4.500%, 07/01/2018 to 07/01/2041	39,752,696	42,149,294
5.000%, 11/01/2022 to 10/01/2040	27,010,853	29,054,952
5.500%, 08/23/2017 to 01/01/2039	25,556,821	27,999,700
5.779%, 02/01/2037 (P)	373,030	394,509
5.806%, 08/01/2037 (P)	570,833	606,491
6.000%, 06/01/2035 to 10/01/2038	14,047,212	15,428,455
6.250%, 07/15/2032	570,000	830,417
6.500%, 08/01/2037 to 09/01/2038	2,329,171	2,574,735
6.750%, 09/15/2029	2,900,000	4,298,864

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
7.000%, 11/01/2037 to 10/01/2038	$1,050,509	$1,190,235
Federal National Mortgage Association
0.375%, 12/28/2012	13,300,000	13,314,045
2.109%, 01/01/2035 (P)	1,306,213	1,354,169
2.370%, 04/01/2036 (P)	1,022,629	1,064,931
2.846%, 04/01/2036 (P)	219,784	233,154
3.250%, 04/09/2013	4,000,000	4,178,144
3.496%, 05/01/2036 (P)	373,298	386,797
3.500%, 12/01/2025 to 12/01/2040	12,351,149	12,833,108
3.875%, 07/12/2013	6,000,000	6,371,598
4.000%, to 02/01/2041	51,109,366	53,764,956
4.375%, 10/15/2015	4,850,000	5,505,041
4.500%, 06/01/2018 to 03/01/2041	51,582,235	54,814,994
4.661%, 09/01/2037 (P)	1,054,190	1,113,193
4.972%, 07/01/2034 (P)	1,107,090	1,163,180
5.000%, to 08/01/2040	41,749,202	45,010,133
5.500%, 08/01/2017 to 11/01/2038	33,365,051	36,328,097
5.623%, 04/01/2037 (P)	1,136,472	1,197,538
6.000%, to 10/01/2038	28,751,260	31,575,545
6.125%, 03/15/2012	1,275,000	1,308,969
6.227%, 10/01/2037 (P)	1,088,843	1,184,456
6.500%, 07/01/2036 to 10/01/2038	8,498,821	9,384,874
7.000%, 10/01/2038	1,253,908	1,419,512
7.250%, 05/15/2030	2,600,000	4,067,705
Government National Mortgage Association
4.000%, 07/15/2039 to 12/20/2040	12,648,827	13,551,990
4.500%, to 10/20/2040	42,438,007	46,116,908
5.000%, 10/15/2023 to 07/20/2040	23,826,193	26,201,850
5.500%, 08/15/2023 to 09/20/2039	9,177,978	10,172,593
6.000%, 07/20/2037 to 10/15/2038	5,611,439	6,257,447
6.500%, 09/20/2037 to 12/15/2038	1,575,998	1,761,301
Tennessee Valley Authority
3.875%, 02/15/2021	600,000	676,526
4.500%, 04/01/2018	820,000	952,129
6.750%, 11/01/2025	1,035,000	1,448,800
The Financing Corp. 8.600%, 09/26/2019	525,000	778,496

		580,352,298

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,025,127,947)		$1,096,560,564

FOREIGN GOVERNMENT
OBLIGATIONS - 1.62%
Austria - 0.04%
Government of Austria
5.000%, 05/19/2014 (S)	540,000	599,236
Brazil - 0.28%
Federative Republic of Brazil
5.875%, 01/15/2019	1,420,000	1,629,450
6.000%, 01/17/2017	890,000	1,015,935
7.125%, 01/20/2037	1,280,000	1,635,200

		4,280,585
Canada - 0.35%
Export Development Canada
3.500%, 05/16/2013	475,000	498,285
Government of Canada
2.375%, 09/10/2014	240,000	252,701
Hydro-Quebec
8.400%, 01/15/2022	150,000	219,635
Province of British Columbia
6.500%, 01/15/2026	390,000	538,787

357

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Manitoba
5.000%, 02/15/2012	$240,000	$243,910
Province of New Brunswick
5.200%, 02/21/2017	300,000	351,926
Province of Nova Scotia
5.125%, 01/26/2017	370,000	434,404
Province of Ontario
4.500%, 02/03/2015	1,100,000	1,219,573
Province of Quebec
7.500%, 07/15/2023 to 09/15/2029	920,000	1,377,659
Province of Saskatchewan
8.000%, 02/01/2013	240,000	262,158

		5,399,038
Chile - 0.03%
Republic of Chile
3.875%, 08/05/2020	450,000	469,125
Colombia - 0.09%
Republic of Colombia
4.375%, 07/12/2021	1,400,000	1,428,000
Croatia - 0.01%
Republic of Croatia
6.375%, 03/24/2021 (S)	200,000	184,500
Hungary - 0.05%
Republic of Hungary
6.250%, 01/29/2020	780,000	756,600
Israel - 0.06%
Government of Israel
5.125%, 03/26/2019	440,000	484,906
5.500%, 09/18/2023	380,000	483,209

		968,115
Italy - 0.11%
Republic of Italy
4.500%, 01/21/2015	500,000	494,416
6.875%, 09/27/2023	1,210,000	1,192,177

		1,686,593
Japan - 0.03%
Development Bank of Japan
5.125%, 02/01/2017	200,000	235,141
Japan Finance Organization for Municipalities
4.625%, 04/21/2015	200,000	224,277

		459,418
Lithuania - 0.02%
Republic of Lithuania
5.125%, 09/14/2017 (S)	300,000	291,000
Mexico - 0.22%
Government of Mexico
5.950%, 03/19/2019	2,519,000	2,859,065
6.050%, 01/11/2040	460,000	519,800

		3,378,865
Norway - 0.03%
Eksportfinans ASA
5.500%, 06/26/2017	440,000	520,990
Panama - 0.04%
Republic of Panama
6.700%, 01/26/2036	510,000	617,100
Peru - 0.07%
Republic of Peru
7.125%, 03/30/2019	910,000	1,098,825

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Poland - 0.08%
Republic of Poland
6.375%, 07/15/2019	$1,100,000	$1,210,000
South Africa - 0.05%
Republic of South Africa
5.500%, 03/09/2020	640,000	700,000
Sweden - 0.06%
Svensk Exportkredit AB
3.250%, 09/16/2014	890,000	945,551

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $23,518,356)		$24,993,541

CORPORATE BONDS - 23.04%
Consumer Discretionary - 1.30%
Best Buy Company, Inc.
5.500%, 03/15/2021	590,000	536,814
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	420,000	540,369
CBS Corp.
4.300%, 02/15/2021	300,000	302,081
8.875%, 05/15/2019	445,000	568,964
Comcast Corp.
5.700%, 07/01/2019	460,000	536,918
6.500%, 01/15/2015 to 11/15/2035	1,075,000	1,237,571
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
5.200%, 03/15/2020	440,000	474,600
6.375%, 03/01/2041	590,000	661,800
7.625%, 05/15/2016	950,000	1,021,250
Discovery Communications LLC
5.625%, 08/15/2019	380,000	430,619
Family Dollar Stores, Inc.
5.000%, 02/01/2021	490,000	480,706
Grupo Televisa SAB
6.625%, 01/15/2040	330,000	348,150
Hasbro, Inc.
6.350%, 03/15/2040	220,000	242,260
Home Depot, Inc.
5.400%, 03/01/2016	100,000	113,216
5.875%, 12/16/2036	420,000	490,193
Johnson Controls, Inc.
5.700%, 03/01/2041	300,000	338,080
Lowe’s Companies, Inc.
6.100%, 09/15/2017	985,000	1,186,794
McDonald’s Corp.
3.625%, 05/20/2021	500,000	545,207
5.000%, 02/01/2019	328,000	383,859
NBCUniversal Media LLC
5.150%, 04/30/2020	450,000	494,117
News America, Inc.
6.650%, 11/15/2037	525,000	578,417
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	500,000	519,071
Target Corp.
6.500%, 10/15/2037	500,000	654,094
TCI Communications, Inc.
7.125%, 02/15/2028	455,000	558,550
The Walt Disney Company
5.625%, 09/15/2016	500,000	587,934
Time Warner Cable, Inc.
4.125%, 02/15/2021	480,000	478,725
Time Warner Companies, Inc.
7.250%, 10/15/2017	1,040,000	1,246,338
7.570%, 02/01/2024	480,000	590,466

358

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner Entertainment Company LP
8.375%, 07/15/2033	$970,000	$1,267,530
Time Warner, Inc.
7.625%, 04/15/2031	110,000	137,582
Viacom, Inc.
4.250%, 09/15/2015	220,000	236,922
4.500%, 03/01/2021	1,050,000	1,081,725
Vivendi SA
5.750%, 04/04/2013 (S)	305,000	321,797
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	530,000	534,634
Yum! Brands, Inc.
6.250%, 03/15/2018	190,000	224,848

		19,952,201
Consumer Staples - 1.76%
Altria Group, Inc.
4.125%, 09/11/2015	300,000	321,256
8.500%, 11/10/2013	465,000	530,403
9.250%, 08/06/2019	955,000	1,253,225
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	670,000	853,503
7.750%, 01/15/2019	450,000	585,058
Bacardi, Ltd.
8.200%, 04/01/2019 (S)	620,000	831,892
Bottling Group LLC
5.125%, 01/15/2019	450,000	526,214
Brown-Forman Corp.
2.500%, 01/15/2016	500,000	513,655
5.000%, 02/01/2014	450,000	489,602
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	500,000	513,838
8.500%, 06/15/2019	300,000	374,205
Campbell Soup Company
4.500%, 02/15/2019	600,000	658,656
Cargill, Inc.
7.350%, 03/06/2019 (S)	475,000	607,545
Clorox Company
5.950%, 10/15/2017	390,000	423,134
ConAgra Foods, Inc.
5.819%, 06/15/2017	75,000	82,349
7.000%, 04/15/2019	300,000	361,702
9.750%, 03/01/2021	222,000	306,235
CVS Caremark Corp.
4.125%, 05/15/2021	520,000	542,041
6.125%, 08/15/2016	450,000	520,799
6.600%, 03/15/2019	370,000	450,575
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	442,484	549,180
Diageo Capital PLC
4.828%, 07/15/2020	717,000	803,409
Dr Pepper Snapple Group, Inc.
2.900%, 01/15/2016	1,000,000	1,033,254
Energizer Holdings, Inc.
4.700%, 05/19/2021 (S)	500,000	535,589
General Mills, Inc.
5.650%, 02/15/2019	450,000	533,479
Kellogg Company
4.150%, 11/15/2019	220,000	243,278
Kimberly-Clark Corp.
3.875%, 03/01/2021	500,000	550,292
7.500%, 11/01/2018	330,000	436,367
Kraft Foods, Inc.
4.125%, 02/09/2016	1,000,000	1,065,501
6.125%, 02/01/2018	650,000	763,740

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Kraft Foods, Inc. (continued)
6.750%, 02/19/2014	$1,080,000	$1,205,770
6.875%, 02/01/2038	280,000	353,837
Mead Johnson Nutrition Company
4.900%, 11/01/2019	220,000	246,433
PepsiCo, Inc.
5.500%, 01/15/2040	430,000	538,436
7.900%, 11/01/2018	67,000	89,246
Philip Morris International, Inc.
4.125%, 05/17/2021	520,000	562,261
6.875%, 03/17/2014	390,000	442,746
Ralcorp Holdings, Inc.
6.625%, 08/15/2039	470,000	472,515
SABMiller PLC
6.500%, 07/15/2018 (S)	310,000	373,170
Safeway, Inc.
6.250%, 03/15/2014	315,000	350,712
6.350%, 08/15/2017	520,000	601,977
Sysco Corp.
5.375%, 03/17/2019	300,000	358,090
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	310,000	335,608
Tesco PLC
6.150%, 11/15/2037 (S)	235,000	290,766
The Coca-Cola Company
3.150%, 11/15/2020	480,000	496,195
The Kroger Company
3.900%, 10/01/2015	220,000	235,224
6.400%, 08/15/2017	500,000	593,296
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	455,000	509,383
6.200%, 04/15/2038	585,000	756,321
7.550%, 02/15/2030	300,000	429,072
Walgreen Company
5.250%, 01/15/2019	450,000	533,209

		27,034,243
Energy - 2.72%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	400,000	424,082
Apache Corp.
3.625%, 02/01/2021	500,000	525,276
6.000%, 09/15/2013	295,000	322,803
BG Energy Capital PLC
4.000%, 12/09/2020 (S)	620,000	656,168
Boardwalk Pipelines LP
5.750%, 09/15/2019	380,000	424,622
BP Capital Markets PLC
3.625%, 05/08/2014	2,000,000	2,100,204
4.500%, 10/01/2020	1,000,000	1,084,660
5.250%, 11/07/2013	270,000	290,753
Buckeye Partners LP
4.875%, 02/01/2021	500,000	515,694
Cameron International Corp.
7.000%, 07/15/2038	340,000	421,464
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	440,000	522,949
Cenovus Energy, Inc.
5.700%, 10/15/2019	220,000	254,299
Chevron Corp.
4.950%, 03/03/2019	440,000	524,676
CNOOC Finance 2011, Ltd.
4.250%, 01/26/2021 (S)	500,000	503,073
ConocoPhillips
5.750%, 02/01/2019	455,000	544,650

359

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream LLC
9.700%, 12/01/2013 (S)	$390,000	$447,229
9.750%, 03/15/2019 (S)	475,000	632,709
Devon Financing Corp. ULC
7.875%, 09/30/2031	260,000	364,874
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	600,000	695,827
El Paso Natural Gas Company
5.950%, 04/15/2017	535,000	602,270
Enbridge Energy Partners LP
9.875%, 03/01/2019	530,000	703,391
EnCana Corp.
6.500%, 08/15/2034	530,000	598,292
Energy Transfer Partners LP
6.700%, 07/01/2018	500,000	560,236
Ensco PLC
4.700%, 03/15/2021	590,000	602,217
Enterprise Products Operating LLC
4.600%, 08/01/2012	300,000	307,846
6.650%, 04/15/2018	165,000	195,000
6.875%, 03/01/2033	250,000	294,955
9.750%, 01/31/2014	265,000	310,130
EOG Resources, Inc.
4.100%, 02/01/2021	480,000	514,206
GlobalSantaFe Corp.
5.000%, 02/15/2013	425,000	442,037
Halliburton Company
6.150%, 09/15/2019	720,000	873,065
Hess Corp.
8.125%, 02/15/2019	440,000	567,748
Kerr-McGee Corp.
6.950%, 07/01/2024	530,000	620,488
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	240,000	266,048
5.850%, 09/15/2012	415,000	431,858
6.375%, 03/01/2041	590,000	627,834
6.500%, 09/01/2039	280,000	301,544
6.850%, 02/15/2020	500,000	591,070
7.300%, 08/15/2033	90,000	107,201
9.000%, 02/01/2019	265,000	338,872
Magellan Midstream Partners LP
6.550%, 07/15/2019	350,000	414,029
Marathon Oil Corp.
6.000%, 10/01/2017	143,000	163,550
Marathon Petroleum Corp.
5.125%, 03/01/2021 (S)	500,000	521,429
Nabors Industries, Inc.
9.250%, 01/15/2019	450,000	569,857
Nexen, Inc.
6.200%, 07/30/2019	780,000	890,880
Noble Energy, Inc.
6.000%, 03/01/2041	300,000	335,838
Noble Holding International, Ltd.
6.050%, 03/01/2041	490,000	561,968
7.375%, 03/15/2014	370,000	418,423
Occidental Petroleum Corp.
4.100%, 02/01/2021	500,000	543,192
ONEOK Partners LP
6.650%, 10/01/2036	363,000	423,063
Pemex Project Funding Master Trust
6.625%, 06/15/2035	230,000	246,675
7.375%, 12/15/2014	350,000	399,000
Petro-Canada
5.950%, 05/15/2035	315,000	343,183
6.050%, 05/15/2018	500,000	581,407

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras International Finance Company
8.375%, 12/10/2018	$825,000	$973,500
Petroleos Mexicanos
4.875%, 03/15/2015	700,000	733,250
5.500%, 01/21/2021	500,000	525,000
Plains All American
Pipeline LP/PAA Finance Corp.
5.000%, 02/01/2021	1,000,000	1,055,676
8.750%, 05/01/2019	300,000	383,277
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	430,000	440,931
Shell International Finance BV
6.375%, 12/15/2038	875,000	1,195,506
Southern Natural Gas Company
4.400%, 06/15/2021 (S)	500,000	501,614
Statoil ASA
3.125%, 08/17/2017	220,000	233,219
Talisman Energy, Inc.
3.750%, 02/01/2021	480,000	466,745
6.250%, 02/01/2038	235,000	265,311
7.750%, 06/01/2019	300,000	368,885
Texas Eastern Transmission LP
4.125%, 12/01/2020 (S)	500,000	536,029
6.000%, 09/15/2017 (S)	190,000	226,911
The Williams Companies, Inc.
7.875%, 09/01/2021	490,000	581,690
Tosco Corp.
8.125%, 02/15/2030	543,000	777,498
Total Capital SA
3.125%, 10/02/2015	220,000	233,687
4.125%, 01/28/2021	400,000	436,011
4.250%, 12/15/2021	430,000	468,642
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	630,000	757,197
Transocean, Inc.
6.800%, 03/15/2038	460,000	477,176
Valero Energy Corp.
6.125%, 06/15/2017	475,000	528,907
7.500%, 04/15/2032	480,000	556,077
Weatherford International, Ltd.
5.500%, 02/15/2016	430,000	468,606
Weatherford International, Ltd./Bermuda
6.000%, 03/15/2018	355,000	393,084
Williams Partners LP
5.250%, 03/15/2020	610,000	656,968

		41,766,211
Financials - 9.37%
AEGON Funding Company LLC
5.750%, 12/15/2020	225,000	240,050
African Development Bank
6.875%, 10/15/2015	210,000	250,269
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	390,000	443,197
American Express Bank FSB
3.150%, 12/09/2011	1,045,000	1,050,981
6.000%, 09/13/2017	925,000	1,040,991
American Express Company
8.125%, 05/20/2019	490,000	619,133
American Express Credit Corp.
2.750%, 09/15/2015	300,000	301,640
7.300%, 08/20/2013	380,000	415,998
American International Group, Inc.
5.450%, 05/18/2017	900,000	862,431

360

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Asian Development Bank
5.593%, 07/16/2018	$680,000	$838,645
AXA SA
8.600%, 12/15/2030	290,000	325,251
Banco Bradesco SA/Cayman Islands
4.125%, 05/16/2016 (S)	1,440,000	1,432,800
Bank of America Corp.
2.100%, 04/30/2012	900,000	909,761
3.125%, 06/15/2012	525,000	535,789
3.625%, 03/17/2016	500,000	455,430
4.500%, 04/01/2015	220,000	208,603
5.000%, 05/13/2021	530,000	473,505
5.420%, 03/15/2017	499,000	433,808
6.500%, 08/01/2016	470,000	467,017
7.375%, 05/15/2014	250,000	257,855
Barclays Bank PLC
5.125%, 01/08/2020	550,000	539,659
5.140%, 10/14/2020	600,000	487,193
5.200%, 07/10/2014	330,000	337,622
5.450%, 09/12/2012	450,000	461,261
BB&T Corp.
5.200%, 12/23/2015	450,000	483,689
5.700%, 04/30/2014	600,000	655,132
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	490,000	514,949
5.400%, 05/15/2018	450,000	514,344
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	830,000	873,055
BNP Paribas
3.250%, 03/11/2015	950,000	923,682
Boston Properties LP
4.125%, 05/15/2021	480,000	461,023
BRE Properties, Inc.
5.200%, 03/15/2021	465,000	487,291
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/2015 (S)	300,000	308,481
Capital One Bank USA NA
8.800%, 07/15/2019	600,000	707,648
Capital One Financial Corp.
7.375%, 05/23/2014	690,000	771,022
Chubb Corp.
5.750%, 05/15/2018	435,000	512,259
Citigroup Funding, Inc.
1.875%, 11/15/2012	445,000	452,628
Citigroup, Inc.
2.125%, 04/30/2012	915,000	925,111
2.875%, 12/09/2011	1,040,000	1,045,339
4.587%, 12/15/2015	500,000	513,673
5.500%, 04/11/2013	530,000	545,537
5.875%, 02/22/2033 to 05/29/2037	1,945,000	1,704,631
6.125%, 11/21/2017	1,265,000	1,352,782
8.500%, 05/22/2019	460,000	556,211
CME Group, Inc.
5.750%, 02/15/2014	360,000	395,514
CNA Financial Corp.
5.750%, 08/15/2021	590,000	596,189
7.350%, 11/15/2019	440,000	487,826
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
2.125%, 10/13/2015	300,000	299,562
4.500%, 01/11/2021	1,000,000	1,082,711
Credit Suisse AG
5.400%, 01/14/2020	430,000	413,620

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Guernsey, Ltd. (5.860% to
05/15/2017, then 3 month LIBOR + 1.690%)
05/15/2017 (Q)	$250,000	$196,250
Credit Suisse USA, Inc.
4.875%, 01/15/2015	690,000	726,914
Credit Suisse/New York
5.500%, 05/01/2014	1,500,000	1,586,327
Deutsche Bank AG
3.250%, 01/11/2016	1,000,000	981,074
3.875%, 08/18/2014	850,000	867,882
4.875%, 05/20/2013	1,150,000	1,188,579
Discover Financial Services
10.250%, 07/15/2019	400,000	484,671
Dresdner Bank AG
7.250%, 09/15/2015	270,000	252,608
Duke Realty LP
5.950%, 02/15/2017	225,000	235,864
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	500,000	502,879
4.500%, 08/16/2021 (S)	500,000	505,180
5.250%, 10/01/2020 (S)	440,000	482,611
ERP Operating LP
4.750%, 07/15/2020	600,000	625,834
5.750%, 06/15/2017	591,000	660,616
European Investment Bank
1.750%, 09/14/2012	1,180,000	1,194,671
2.375%, 03/14/2014	910,000	947,692
4.625%, 05/15/2014 to 10/20/2015	1,669,000	1,863,998
4.875%, 01/17/2017	905,000	1,060,975
Export-Import Bank of Korea
4.000%, 01/29/2021	300,000	277,687
Fifth Third Bancorp
3.625%, 01/25/2016	500,000	508,608
5.450%, 01/15/2017	590,000	627,619
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	470,000	477,365
First Horizon National Corp.
5.375%, 12/15/2015	500,000	506,355
FleetBoston Financial Corp.
6.700%, 07/15/2028	500,000	481,349
General Electric Capital Corp.
2.200%, 06/08/2012	450,000	456,134
3.000%, 12/09/2011	525,000	527,796
5.250%, 10/19/2012	2,740,000	2,864,232
5.300%, 02/11/2021	500,000	519,426
5.625%, 09/15/2017	1,735,000	1,904,634
6.000%, 08/07/2019	350,000	394,450
6.750%, 03/15/2032	980,000	1,121,088
6.875%, 01/10/2039	950,000	1,092,947
Genworth Financial, Inc.
7.200%, 02/15/2021	550,000	467,418
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	440,000	480,056
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	230,000	202,100
HBOS PLC
6.750%, 05/21/2018 (S)	200,000	170,677
HCP, Inc.
5.375%, 02/01/2021	500,000	502,362
Health Care REIT, Inc.
4.950%, 01/15/2021	480,000	461,684
5.250%, 01/15/2022	300,000	284,903
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	500,000	489,797

361

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Hospitality Properties Trust
7.875%, 08/15/2014	$410,000	$445,212
HSBC Bank USA NA
5.875%, 11/01/2034	250,000	239,435
HSBC Finance Corp.
6.676%, 01/15/2021 (S)	1,109,000	1,091,360
HSBC Holdings PLC
6.500%, 09/15/2037	905,000	890,255
ING Bank NV
3.000%, 09/01/2015 (S)	450,000	438,425
Inter-American Development Bank
7.000%, 06/15/2025	265,000	381,716
International Bank for Reconstruction
& Development
3.625%, 05/21/2013	300,000	315,813
8.625%, 10/15/2016	415,000	551,437
International Finance Corp.
3.500%, 05/15/2013	325,000	339,245
Jefferies Group, Inc.
5.125%, 04/13/2018	530,000	496,859
John Deere Capital Corp.
4.950%, 12/17/2012	740,000	775,516
5.100%, 01/15/2013	540,000	569,254
5.250%, 10/01/2012	500,000	522,481
JPMorgan Chase & Company
3.125%, 12/01/2011	1,100,000	1,105,106
4.350%, 08/15/2021	1,030,000	1,042,397
4.750%, 05/01/2013	670,000	704,475
6.400%, 05/15/2038	2,640,000	3,017,644
Kemper Corp.
6.000%, 11/30/2015	960,000	1,008,993
KeyCorp
3.750%, 08/13/2015	450,000	463,820
5.100%, 03/24/2021	500,000	505,268
6.500%, 05/14/2013	500,000	533,383
Kimco Realty Corp.
6.875%, 10/01/2019	410,000	468,559
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/2011 to 03/15/2013	4,450,000	4,535,604
4.375%, 03/15/2018	1,680,000	1,952,310
5.125%, 03/14/2016	1,105,000	1,296,231
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	315,000	372,021
Lincoln National Corp.
5.650%, 08/27/2012	225,000	233,416
7.000%, 06/15/2040	300,000	310,115
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	500,000	425,408
Macquarie Group, Ltd.
6.250%, 01/14/2021 (S)	1,000,000	946,784
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	82,000	91,388
MassMutual Global Funding II
2.300%, 09/28/2015 (S)	300,000	301,331
MBNA Corp.
5.000%, 06/15/2015	600,000	586,660
Merrill Lynch & Company, Inc.
5.450%, 07/15/2014	885,000	866,404
6.875%, 04/25/2018 to 11/15/2018	1,372,000	1,376,019
7.750%, 05/14/2038	1,250,000	1,163,686
MetLife, Inc.
6.750%, 06/01/2016	300,000	345,247
6.817%, 08/15/2018	1,150,000	1,350,240
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	500,000	515,777

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Moody’s Corp.
5.500%, 09/01/2020	$450,000	$480,690
Morgan Stanley
2.250%, 03/13/2012	440,000	443,843
3.250%, 12/01/2011	525,000	527,592
5.300%, 03/01/2013	2,020,000	2,037,031
5.950%, 12/28/2017	865,000	839,421
6.625%, 04/01/2018	993,000	986,091
7.300%, 05/13/2019	1,340,000	1,382,427
National Australia Bank, Ltd.
4.375%, 12/10/2020 (S)	650,000	658,112
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	360,000	517,805
Nomura Holdings, Inc.
4.125%, 01/19/2016	990,000	1,005,203
Nordea Bank AB
4.875%, 05/13/2021 (S)	500,000	427,848
Nordic Investment Bank
2.375%, 12/15/2011	520,000	522,163
Northern Trust Corp.
3.450%, 11/04/2020	480,000	492,854
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	485,000	557,702
PartnerRe Finance A LLC
6.875%, 06/01/2018	500,000	556,695
PartnerRe Finance B LLC
5.500%, 06/01/2020	430,000	447,716
Plum Creek Timberlands LP
4.700%, 03/15/2021	300,000	304,360
PNC Funding Corp.
2.300%, 06/22/2012	530,000	537,288
4.250%, 09/21/2015	290,000	313,313
5.625%, 02/01/2017	450,000	488,916
6.700%, 06/10/2019	460,000	552,897
ProLogis LP
5.625%, 11/15/2016	180,000	182,715
6.300%, 06/01/2013	300,000	314,725
7.625%, 08/15/2014	940,000	1,024,497
Prudential Financial, Inc.
3.875%, 01/14/2015	220,000	224,967
4.500%, 11/15/2020	300,000	298,458
4.750%, 04/01/2014 to 09/17/2015	1,090,000	1,137,895
5.375%, 06/21/2020	440,000	462,314
Realty Income Corp.
5.950%, 09/15/2016	135,000	149,037
Regency Centers LP
4.800%, 04/15/2021	250,000	259,506
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	530,000	556,510
Royal Bank of Canada
2.100%, 07/29/2013	1,190,000	1,220,496
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	372,000	352,135
Senior Housing Properties Trust
4.300%, 01/15/2016	980,000	978,694
Simon Property Group LP
5.650%, 02/01/2020	650,000	713,711
5.875%, 03/01/2017	245,000	275,566
SLM Corp.
8.000%, 03/25/2020	600,000	592,318
Societe Generale SA
3.500%, 01/15/2016 (S)	620,000	563,700
State Street Corp.
2.150%, 04/30/2012	440,000	444,902

362

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SunTrust Banks, Inc.
3.600%, 04/15/2016	$500,000	$507,245
6.000%, 09/11/2017	450,000	497,530
The Allstate Corp.
5.950%, 04/01/2036	455,000	509,971
7.450%, 05/16/2019	310,000	379,380
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	300,000	306,203
4.500%, 04/01/2013	675,000	712,118
The Bear Stearns Companies LLC
7.250%, 02/01/2018	1,590,000	1,876,124
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	610,000	622,935
5.500%, 11/15/2014	1,060,000	1,108,178
6.125%, 02/15/2033	530,000	533,289
6.150%, 04/01/2018	1,030,000	1,068,445
7.500%, 02/15/2019	1,600,000	1,787,414
The Nasdaq OMX Group, Inc.
5.250%, 01/16/2018	500,000	529,876
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	1,240,000	1,214,671
The Travelers Companies, Inc.
5.500%, 12/01/2015	330,000	370,456
5.900%, 06/02/2019	460,000	536,639
6.250%, 06/20/2016	370,000	433,712
Toyota Motor Credit Corp.
3.400%, 09/15/2021	510,000	515,194
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	450,000	455,917
UBS AG/Stamford CT
5.750%, 04/25/2018	795,000	818,599
Union Bank NA
5.950%, 05/11/2016	500,000	550,875
US Bancorp
2.250%, 03/13/2012	440,000	444,021
2.450%, 07/27/2015	440,000	451,745
4.200%, 05/15/2014	310,000	332,821
US Central Federal Credit Union
1.900%, 10/19/2012	450,000	457,822
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/2015	300,000	296,697
4.750%, 06/01/2021	200,000	192,353
Vornado Realty LP
4.250%, 04/01/2015	430,000	446,111
Wachovia Bank NA
4.875%, 02/01/2015	1,100,000	1,158,544
WEA Finance LLC
4.625%, 05/10/2021 (S)	500,000	478,141
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	900,000	1,004,351
Wells Fargo & Company
2.125%, 06/15/2012	300,000	303,700
3.000%, 12/09/2011	525,000	527,662
3.750%, 10/01/2014	920,000	971,919
5.000%, 11/15/2014	450,000	472,809
5.625%, 12/11/2017	800,000	905,473
Wells Fargo Bank NA
5.950%, 08/26/2036	1,574,000	1,677,749
Westpac Banking Corp.
3.000%, 12/09/2015	740,000	752,425
Willis North America, Inc.
7.000%, 09/29/2019	340,000	393,781

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Xl Group Ltd.
5.750%, 10/01/2021	$510,000	$507,440
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	450,000	495,095

		144,168,947
Health Care - 1.20%
Abbott Laboratories
4.125%, 05/27/2020	440,000	487,718
4.350%, 03/15/2014	540,000	586,970
5.875%, 05/15/2016	195,000	229,694
Aetna, Inc.
3.950%, 09/01/2020	450,000	465,751
6.000%, 06/15/2016	450,000	519,056
Amgen, Inc.
5.700%, 02/01/2019	415,000	496,618
5.750%, 03/15/2040	300,000	365,234
AstraZeneca PLC
5.900%, 09/15/2017	465,000	555,991
Baxter International, Inc.
5.900%, 09/01/2016	225,000	265,999
Becton Dickinson and Company
3.250%, 11/12/2020	480,000	492,224
Bristol-Myers Squibb Company
6.800%, 11/15/2026	280,000	371,698
Celgene Corp.
3.950%, 10/15/2020	300,000	304,349
Coventry Health Care, Inc.
5.450%, 06/15/2021	250,000	270,331
Covidien International Finance SA
6.000%, 10/15/2017	500,000	594,184
CR Bard, Inc.
2.875%, 01/15/2016	620,000	645,155
Eli Lilly & Company
7.125%, 06/01/2025	340,000	456,986
Express Scripts, Inc.
6.250%, 06/15/2014	300,000	330,346
Gilead Sciences, Inc.
4.500%, 04/01/2021	530,000	572,078
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	577,000	626,666
6.375%, 05/15/2038	310,000	416,672
Howard Hughes Medical Institute
3.450%, 09/01/2014	470,000	500,077
Johnson & Johnson
2.150%, 05/15/2016	530,000	547,374
5.550%, 08/15/2017	150,000	180,569
5.850%, 07/15/2038	365,000	485,401
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	550,000	589,069
Life Technologies Corp.
5.000%, 01/15/2021	490,000	508,044
McKesson Corp.
4.750%, 03/01/2021	300,000	339,873
Medtronic, Inc.
5.600%, 03/15/2019	315,000	377,897
Merck & Company, Inc.
5.300%, 12/01/2013	380,000	415,884
5.750%, 11/15/2036	600,000	757,369
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	365,000	431,377
Pharmacia Corp.
6.500%, 12/01/2018	450,000	562,930
Quest Diagnostics, Inc.
5.450%, 11/01/2015	134,000	150,411

363

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	$330,000	$403,660
St. Jude Medical, Inc.
4.875%, 07/15/2019	230,000	264,717
UnitedHealth Group, Inc.
4.875%, 03/15/2015	48,000	53,203
5.800%, 03/15/2036	510,000	592,476
WellPoint, Inc.
6.375%, 06/15/2037	170,000	206,919
7.000%, 02/15/2019	500,000	617,828
Wyeth
5.500%, 03/15/2013	660,000	705,417
6.000%, 02/15/2036	600,000	741,331

		18,485,546
Industrials - 1.67%
3M Company
4.375%, 08/15/2013	350,000	375,357
Allied Waste North America, Inc.
6.875%, 06/01/2017	460,000	491,625
American Airlines 2011-1 Class A Pass
Through Trust
5.250%, 01/31/2021	499,261	454,327
BAE Systems Holdings, Inc.
6.375%, 06/01/2019 (S)	600,000	711,437
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	370,000	412,745
5.050%, 03/01/2041	490,000	526,819
7.000%, 02/01/2014	525,000	593,636
Canadian Pacific Railway Company
4.450%, 03/15/2023	470,000	497,727
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	560,000	624,880
Caterpillar, Inc.
7.900%, 12/15/2018	1,010,000	1,355,270
CSX Corp.
3.700%, 10/30/2020	530,000	547,373
6.250%, 04/01/2015	625,000	721,554
7.375%, 02/01/2019	450,000	570,769
Danaher Corp.
5.400%, 03/01/2019	310,000	372,538
Emerson Electric Company
4.875%, 10/15/2019	340,000	395,207
FedEx Corp.
8.000%, 01/15/2019	225,000	293,942
Fluor Corp.
3.375%, 09/15/2021	510,000	510,677
GATX Corp.
4.750%, 05/15/2015	330,000	349,813
General Dynamics Corp.
5.250%, 02/01/2014	395,000	434,222
General Electric Company
5.000%, 02/01/2013	1,425,000	1,492,561
Honeywell International, Inc.
3.875%, 02/15/2014	445,000	478,591
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	450,000	552,403
Koninklijke Philips Electronics NV
6.875%, 03/11/2038	500,000	646,164
L-3 Communications Corp.
4.750%, 07/15/2020	300,000	310,898
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	300,000	364,341
Norfolk Southern Corp.
4.837%, 10/01/2041 (S)	480,000	503,852

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Norfolk Southern Corp. (continued)
5.900%, 06/15/2019	$300,000	$361,448
Northrop Grumman Corp.
3.500%, 03/15/2021	1,200,000	1,208,737
Pitney Bowes, Inc.
6.250%, 03/15/2019	250,000	281,463
Roper Industries, Inc.
6.250%, 09/01/2019	220,000	260,475
Siemens Financieringsmaatschappij NV
6.125%, 08/17/2026 (S)	354,000	435,018
Snap-On, Inc.
6.125%, 09/01/2021	470,000	566,428
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	590,000	641,761
The Boeing Company
8.750%, 09/15/2031	405,000	620,088
Tyco Electronics Group SA
4.875%, 01/15/2021	250,000	265,030
6.550%, 10/01/2017	600,000	705,787
Tyco International Finance SA
8.500%, 01/15/2019	320,000	418,166
Union Pacific Corp.
4.000%, 02/01/2021	440,000	467,835
6.625%, 02/01/2029	390,000	505,428
United Parcel Service, Inc.
5.500%, 01/15/2018	320,000	384,523
United Technologies Corp.
5.375%, 12/15/2017	415,000	481,691
6.125%, 02/01/2019	1,310,000	1,608,278
Waste Management, Inc.
4.600%, 03/01/2021	590,000	633,827
6.125%, 11/30/2039	330,000	401,083
7.375%, 03/11/2019	615,000	771,650

		25,607,444
Information Technology - 0.90%
Cisco Systems, Inc.
3.150%, 03/14/2017	530,000	557,550
5.500%, 02/22/2016	300,000	346,097
5.900%, 02/15/2039	830,000	999,571
Computer Sciences Corp.
6.500%, 03/15/2018	600,000	648,733
Dell, Inc.
4.700%, 04/15/2013	450,000	474,489
5.400%, 09/10/2040	450,000	464,603
5.875%, 06/15/2019	300,000	342,056
eBay, Inc.
3.250%, 10/15/2020	470,000	467,848
Google, Inc.
3.625%, 05/19/2021	530,000	563,011
Hewlett-Packard Company
2.125%, 09/13/2015	450,000	446,326
3.750%, 12/01/2020	480,000	466,942
4.750%, 06/02/2014	475,000	510,536
5.500%, 03/01/2018	250,000	279,236
International Business Machines Corp.
2.000%, 01/05/2016	650,000	659,749
5.600%, 11/30/2039	385,000	476,284
6.500%, 10/15/2013	1,045,000	1,161,248
Microsoft Corp.
2.950%, 06/01/2014	445,000	472,483
Motorola Solutions, Inc.
6.000%, 11/15/2017	340,000	376,663
Oracle Corp.
5.750%, 04/15/2018	570,000	679,835

364

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Oracle Corp. (continued)
6.125%, 07/08/2039	$430,000	$550,475
SAIC, Inc.
4.450%, 12/01/2020 (S)	500,000	542,669
5.500%, 07/01/2033	300,000	334,539
The Western Union Company
3.650%, 08/22/2018	1,020,000	1,030,562
Xerox Corp.
5.650%, 05/15/2013	500,000	529,207
6.750%, 12/15/2039	430,000	511,264

		13,891,976
Materials - 0.98%
Agrium, Inc.
6.750%, 01/15/2019	490,000	593,992
Alcoa, Inc.
5.400%, 04/15/2021	500,000	485,188
6.750%, 07/15/2018	485,000	520,024
Anglo American Capital PLC
9.375%, 04/08/2019 (S)	600,000	795,493
ArcelorMittal
5.375%, 06/01/2013	990,000	1,010,299
6.125%, 06/01/2018	620,000	599,140
6.750%, 03/01/2041	700,000	606,209
Barrick North America Finance LLC
4.400%, 05/30/2021	500,000	513,482
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	500,000	615,127
6.750%, 11/01/2013	159,000	174,563
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	530,000	513,023
Commercial Metals Company
7.350%, 08/15/2018	450,000	458,189
CRH America, Inc.
8.125%, 07/15/2018	330,000	386,375
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	1,410,000	1,473,993
5.875%, 01/15/2014	67,000	73,885
International Paper Company
8.700%, 06/15/2038	250,000	316,125
POSCO
4.250%, 10/28/2020 (S)	470,000	438,123
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	130,000	145,977
5.625%, 12/01/2040	300,000	352,743
PPG Industries, Inc.
3.600%, 11/15/2020	480,000	495,865
Praxair, Inc.
4.375%, 03/31/2014	620,000	669,924
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	360,000	422,916
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/2040	500,000	539,226
6.500%, 07/15/2018	434,000	521,314
The Dow Chemical Company
5.700%, 05/15/2018	230,000	256,193
5.900%, 02/15/2015	350,000	386,538
9.400%, 05/15/2039	250,000	387,020
The Sherwin-Williams Company
3.125%, 12/15/2014	220,000	232,506
Vale Overseas, Ltd.
6.250%, 01/23/2017	800,000	867,200
6.875%, 11/10/2039	240,000	258,000

		15,108,652

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 1.38%
America Movil SAB de CV
5.000%, 03/30/2020	$1,368,000	$1,444,608
American Tower Corp.
4.500%, 01/15/2018	490,000	491,059
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	240,000	275,070
AT&T Corp.
8.000%, 11/15/2031	13,000	18,175
AT&T, Inc.
5.350%, 09/01/2040	435,000	455,932
5.625%, 06/15/2016	400,000	456,304
6.300%, 01/15/2038	1,150,000	1,320,597
6.700%, 11/15/2013	685,000	761,039
BellSouth Corp.
6.875%, 10/15/2031	735,000	917,575
British Telecommunications PLC
5.950%, 01/15/2018	270,000	300,555
9.875%, 12/15/2030	250,000	362,365
CenturyLink, Inc.
7.600%, 09/15/2039	310,000	279,392
COX Communications, Inc.
9.375%, 01/15/2019 (S)	605,000	838,212
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	725,000	968,830
France Telecom SA
8.500%, 03/01/2031	460,000	638,312
Qwest Corp.
8.375%, 05/01/2016	510,000	559,725
Telecom Italia Capital SA
5.250%, 11/15/2013	730,000	713,641
7.721%, 06/04/2038	450,000	429,895
Telefonica Emisiones SAU
6.221%, 07/03/2017	210,000	212,376
Telefonica Europe BV
8.250%, 09/15/2030	500,000	560,364
Verizon Communications, Inc.
4.600%, 04/01/2021	1,070,000	1,184,461
5.250%, 04/15/2013	1,025,000	1,089,782
6.900%, 04/15/2038	1,335,000	1,726,143
Verizon Global Funding Corp.
7.375%, 09/01/2012	450,000	475,799
Verizon Wireless Capital LLC
7.375%, 11/15/2013	470,000	527,179
8.500%, 11/15/2018	380,000	506,908
Vodafone Group PLC
3.375%, 11/24/2015	1,100,000	1,156,023
4.375%, 03/16/2021	1,070,000	1,163,687
5.375%, 01/30/2015	795,000	885,262
5.450%, 06/10/2019	480,000	563,389

		21,282,659
Utilities - 1.76%
Ameren Illinois Company
6.250%, 04/01/2018	600,000	694,697
Centerpoint Energy Resources Corp.
4.500%, 01/15/2021	319,000	328,523
Consolidated Edison Company of
New York, Inc.
6.650%, 04/01/2019	930,000	1,169,735
7.125%, 12/01/2018	390,000	498,406
Constellation Energy Group, Inc.
5.150%, 12/01/2020	490,000	500,405
7.600%, 04/01/2032	180,000	218,991
Dominion Resources, Inc.
5.000%, 03/15/2013	410,000	433,469

365

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Dominion Resources, Inc. (continued)
5.200%, 08/15/2019	$710,000	$820,843
DTE Energy Company
6.350%, 06/01/2016	330,000	380,273
Duke Energy Carolinas LLC
5.625%, 11/30/2012	400,000	419,732
6.000%, 01/15/2038	300,000	383,608
7.000%, 11/15/2018	390,000	499,021
E.ON International Finance BV
5.800%, 04/30/2018 (S)	595,000	683,111
Enel Finance International NV
5.125%, 10/07/2019 (S)	670,000	628,741
Entergy Corp.
5.125%, 09/15/2020	470,000	484,125
Entergy Texas, Inc.
7.125%, 02/01/2019	225,000	273,069
Exelon Generation Company LLC
4.000%, 10/01/2020	1,000,000	995,589
6.250%, 10/01/2039	220,000	256,320
FirstEnergy Corp.
6.450%, 11/15/2011	9,000	9,049
7.375%, 11/15/2031	450,000	556,145
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	350,000	388,119
Florida Power & Light Company
5.650%, 02/01/2037	460,000	564,827
Georgia Power Company
4.250%, 12/01/2019	220,000	242,957
5.950%, 02/01/2039	455,000	580,836
Indiana Michigan Power Company
6.050%, 03/15/2037	445,000	531,224
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	520,000	553,796
Kansas City Power & Light Company
7.150%, 04/01/2019	630,000	786,976
KeySpan Corp.
8.000%, 11/15/2030	455,000	644,261
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	565,000	789,352
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	395,000	471,490
NiSource Finance Corp.
6.800%, 01/15/2019	500,000	583,858
Oglethorpe Power Corp.
5.375%, 11/01/2040	480,000	545,850
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	260,000	371,421
Pacific Gas & Electric Company
3.250%, 09/15/2021	500,000	495,416
3.500%, 10/01/2020	450,000	461,925
6.050%, 03/01/2034	390,000	466,576
6.250%, 12/01/2013	620,000	684,342
PacifiCorp
6.000%, 01/15/2039	450,000	569,405
Peco Energy Company
5.000%, 10/01/2014	600,000	661,117
Pennsylvania Electric Company
5.200%, 04/01/2020	450,000	503,692
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	530,000	565,342
Progress Energy, Inc.
4.400%, 01/15/2021	490,000	528,323
7.050%, 03/15/2019	600,000	747,021
Public Service Electric & Gas Company
6.330%, 11/01/2013	525,000	578,836

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
San Diego Gas & Electric Company
6.125%, 09/15/2037	$272,000	$363,064
Southern California Edison Company
5.350%, 07/15/2035	545,000	649,491
Southern Company
2.375%, 09/15/2015	790,000	806,217
Southwestern Public Service Company
8.750%, 12/01/2018	355,000	483,931
Virginia Electric and Power Company
3.450%, 09/01/2022	450,000	461,992
8.875%, 11/15/2038	240,000	393,622
Wisconsin Electric Power Company
6.000%, 04/01/2014	360,000	403,172

		27,112,303

TOTAL CORPORATE BONDS (Cost $325,654,142)		$354,410,182

CAPITAL PREFERRED SECURITIES - 0.13%
Financials - 0.04%
Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month
LIBOR + 0.768%) 06/01/2012 (Q)	930,000	576,600
Industrials - 0.09%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then 3 month
LIBOR + 5.635%) 10/28/2015 (Q)(S)	1,520,000	1,455,400

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,250,860)		$2,032,000

MUNICIPAL BONDS - 0.60%
California - 0.12%
State of California
7.500%, 04/01/2034	1,040,000	1,244,350
University of California
5.770%, 05/15/2043	500,000	579,370

		1,823,720
District of Columbia - 0.02%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	240,000	278,950
Georgia - 0.03%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	450,000	488,655
Illinois - 0.09%
Illinois State Toll Highway Authority
6.184%, 01/01/2034	300,000	351,363
State of Illinois
5.100%, 06/01/2033	570,000	523,591
7.350%, 07/01/2035	420,000	478,435

		1,353,389
Maryland - 0.03%
Maryland State Transportation Authority
5.888%, 07/01/2043	430,000	532,852
New Jersey - 0.07%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	790,000	1,077,307
New York - 0.07%
New York State Dormitory Authority
5.628%, 03/15/2039	470,000	572,610
New York State Urban Development Corp.
5.770%, 03/15/2039	440,000	524,594

		1,097,204

366

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
North Carolina - 0.03%
North Carolina Turnpike Authority
6.700%, 01/01/2039	$400,000	$457,900
Texas - 0.06%
State of Texas
5.517%, 04/01/2039	380,000	477,105
Texas Transportation Commission
5.178%, 04/01/2030	450,000	516,920

		994,025
Utah - 0.06%
State of Utah
3.539%, 07/01/2025	560,000	595,090
4.554%, 07/01/2024	220,000	258,038

		853,128
Washington - 0.02%
State of Washington
5.481%, 08/01/2039	220,000	272,259

TOTAL MUNICIPAL BONDS (Cost $7,891,966)		$9,229,389

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.22%
Commercial & Residential - 3.22%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	1,221,590	1,229,031
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	910,206
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	200,482
Series 2006-4, Class A4,
5.634%, 07/10/2046	580,000	627,956
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,300,000	1,401,955
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A3,
5.295%, 10/12/2042 (P)	1,000,000	1,017,550
Series 2006-PW11, Class AM,
5.620%, 03/11/2039 (P)	200,000	197,243
Series 2006-PW12, Class A4,
5.903%, 09/11/2038 (P)	745,000	818,432
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.922%, 03/15/2049 (P)	31,721	31,686
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.526%, 01/15/2046 (P)	1,310,000	1,388,210
Series 2006-CD2, Class AM,
5.573%, 01/15/2046 (P)	200,000	186,185
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	1,680,000	1,767,479
Commercial Mortgage Pass Through
Certificates, Series 2004-LB4A, Class A4
4.584%, 10/15/2037	1,295,334	1,298,972
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	390,000	405,487
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,
4.353%, 06/10/2048	467,111	466,724
Series 2005-C1, Class A3,
4.578%, 06/10/2048	620,000	635,895

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A4,
5.023%, 04/10/2040	$1,840,000	$1,936,471
Series 2004-C2, Class A3,
5.134%, 08/10/2038	1,880,000	1,943,604
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.984%, 08/10/2045 (P)	2,550,000	2,651,225
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	2,065,000	2,211,398
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	1,170,000	1,250,047
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	940,000	1,010,674
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	491,504	497,083
Series 2005-LDP5, Class A4,
5.372%, 12/15/2044 (P)	860,000	942,875
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	468,670
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	205,000	214,190
Series 2005-CB13, Class A3A1,
5.455%, 01/12/2043 (P)	500,000	510,104
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (P)(S)	1,860,000	1,878,756
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.140%, 07/15/2044 (P)	1,290,000	1,398,871
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,068,000	2,185,702
Series 2007-C2, Class A3,
5.430%, 02/15/2040	1,400,000	1,438,801
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	460,000	491,341
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8, Class A2
6.129%, 08/12/2049 (P)	2,450,000	2,543,129
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	1,890,000	1,987,545
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	953,856	957,850
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	1,770,000	1,911,516
Series 2006-T21, Class A2,
5.090%, 10/12/2052	221,611	221,210
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	2,940,000	3,173,862
Series 2007-T27, Class A4,
5.795%, 06/11/2042 (P)	3,580,000	4,002,461
Series 2006-T23, Class A2,
5.922%, 08/12/2041 (P)	291,218	292,207
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083%, 03/15/2042 (P)	750,000	807,014

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $42,463,521)		$49,510,099

367

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.11%
Chase Issuance Trust, Series 2008-A4,
Class A4 4.650%, 03/15/2015	$885,000	$936,375
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB2,
Class AF2 5.501%, 12/25/2036	78,305	55,512
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	590,477	593,968
Renaissance Home Equity Loan Trust,
Series 2006-1, Class AF3
5.608%, 05/25/2036	82,238	54,957

TOTAL ASSET BACKED SECURITIES (Cost $1,696,990)		$1,640,812

SECURITIES LENDING COLLATERAL - 1.19%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	1,824,972	18,259,211

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,259,073)		$18,259,211

SHORT-TERM INVESTMENTS - 1.77%
Money Market Funds - 1.77%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$27,205,595	$27,205,595

TOTAL SHORT-TERM INVESTMENTS (Cost $27,205,595)		$27,205,595

Total Investments (Total Bond Market Trust A)
(Cost $1,474,068,450) - 102.96%		$1,583,841,393
Other assets and liabilities, net - (2.96%)		(45,469,012)

TOTAL NET ASSETS - 100.00%		$1,538,372,381

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 65.28%
U.S. Government - 29.11%
U.S. Treasury Bonds
3.750%, 08/15/2041	$800,000	$935,000
3.875%, 08/15/2040	1,100,000	1,310,891
4.250%, 05/15/2039 to 11/15/2040	1,060,000	1,342,656
4.375%, 02/15/2038 to 05/15/2041	805,000	1,038,017
4.625%, 02/15/2040	1,400,000	1,876,218
7.500%, 11/15/2016	1,270,000	1,685,131
7.875%, 02/15/2021	1,100,000	1,680,593
8.750%, 08/15/2020	1,400,000	2,213,422
9.250%, 02/15/2016	3,550,000	4,849,080
11.250%, 02/15/2015	2,010,000	2,729,988
U.S. Treasury Notes
0.125%, 08/31/2013	350,000	349,180
0.375%, 06/30/2013 to 07/31/2013	3,260,000	3,267,537
0.750%, 09/15/2013	400,000	403,641
1.375%, 02/15/2013	650,000	660,131
1.500%, 12/31/2013	500,000	513,360
1.750%, 01/31/2014	1,760,000	1,817,612
1.875%, 02/28/2014 to 04/30/2014	1,370,000	1,422,070
2.000%, 11/30/2013	3,000,000	3,108,750
2.125%, 11/30/2014 to 05/31/2015	2,500,000	2,633,255
2.625%, 11/15/2020	2,500,000	2,677,345
3.000%, 02/28/2017 (L)	3,300,000	3,638,250
3.125%, 10/31/2016 to 05/15/2021	2,200,000	2,438,400
3.250%, 06/30/2016	3,650,000	4,053,781

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.500%, 05/15/2020 (L)	$1,100,000	$1,261,304

		47,905,612
U.S. Government Agency - 36.17%
Federal Farm Credit Bank
3.875%, 10/07/2013	300,000	320,642
4.875%, 12/16/2015	300,000	348,118
Federal Home Loan Bank
3.875%, 06/14/2013	1,320,000	1,397,996
5.500%, 07/15/2036	190,000	245,970
Federal Home Loan Mortgage Corp.
3.500%, 12/01/2025	961,703	1,003,047
4.000%, 02/01/2024 to 09/01/2040	2,473,041	2,595,401
4.500%, 05/01/2024 to 07/01/2041	1,890,718	2,009,697
5.000%, 06/01/2023 to 10/01/2040	1,754,463	1,891,971
5.500%, 08/23/2017 to 01/01/2038	1,597,284	1,803,488
5.779%, 02/01/2037 (P)	373,030	394,508
5.806%, 08/01/2037 (P)	570,833	606,491
6.000%, 06/01/2022 to 01/01/2038	335,449	367,933
6.250%, 07/15/2032	450,000	655,592
6.500%, 07/01/2016 to 09/01/2038	501,545	554,261
7.000%, 02/01/2016 to 04/01/2032	89,390	100,937
7.500%, 02/01/2016 to 03/01/2032	36,884	42,205
8.000%, 02/01/2030	5,714	6,579
Federal National Mortgage Association
2.109%, 01/01/2035 (P)	1,345,795	1,395,205
2.846%, 04/01/2036 (P)	197,805	209,838
3.500%, 12/01/2040	524,958	540,231
4.000%, 08/01/2020 to 02/01/2041	2,823,089	2,968,428
4.500%, 12/01/2020 to 02/01/2041	6,427,322	6,842,753
5.000%, 07/01/2020 to 04/01/2039	5,705,553	6,162,863
5.500%, 08/01/2021 to 09/01/2036	6,664,537	7,262,717
5.623%, 04/01/2037 (P)	1,758,826	1,853,333
6.000%, 10/01/2013 to 08/01/2038	3,443,628	3,800,222
6.500%, 02/01/2015 to 02/01/2036	1,088,047	1,205,035
7.000%, 12/01/2012 to 10/01/2032	171,802	192,597
7.125%, 01/15/2030	209,000	320,545
7.250%, 05/15/2030	450,000	704,026
7.500%, 10/01/2015 to 08/01/2031	72,559	83,159
8.000%, 08/01/2030 to 09/01/2031	23,276	26,828
8.500%, 09/01/2030	3,261	3,823
Government National Mortgage Association
4.000%, 10/15/2040	1,577,938	1,690,607
4.500%, 05/15/2019 to 10/20/2040	2,921,355	3,177,709
5.000%, 05/15/2018 to 07/20/2040	1,402,215	1,541,853
5.500%, 11/15/2032 to 01/15/2039	2,001,398	2,222,369
6.000%, 04/15/2017 to 10/15/2038	1,450,518	1,618,218
6.500%, 01/15/2016 to 12/15/2038	393,809	440,356
7.000%, 08/15/2029 to 05/15/2032	127,328	145,645
7.500%, 08/15/2029 to 01/15/2031	36,321	41,737
8.000%, 04/15/2031	9,587	11,171
8.500%, 09/15/2030	6,419	7,517
9.000%, 01/15/2031	3,803	4,450
Tennessee Valley Authority
3.875%, 02/15/2021	100,000	112,754
6.750%, 11/01/2025	260,000	363,950
The Financing Corp. 8.600%, 09/26/2019	150,000	222,428

		59,517,203

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $99,353,482)		$107,422,815

368

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 2.67%
Brazil - 0.40%
Federative Republic of Brazil
5.875%, 01/15/2019	$105,000	$120,488
6.000%, 01/17/2017	410,000	468,015
7.125%, 01/20/2037	50,000	63,875

		652,378
Canada - 0.96%
Export Development Canada
3.500%, 05/16/2013	95,000	99,657
Hydro-Quebec
8.400%, 01/15/2022	100,000	146,424
Province of British Columbia
6.500%, 01/15/2026	100,000	138,151
Province of Manitoba
9.625%, 12/01/2018	300,000	428,115
Province of New Brunswick
5.200%, 02/21/2017	80,000	93,847
Province of Nova Scotia
5.125%, 01/26/2017	85,000	99,795
Province of Ontario
4.500%, 02/03/2015	200,000	221,741
Province of Quebec
7.125%, 02/09/2024	150,000	210,602
7.500%, 07/15/2023	100,000	142,789

		1,581,121
Chile - 0.04%
Republic of Chile
3.875%, 08/05/2020	60,000	62,550
Colombia - 0.09%
Republic of Colombia
4.375%, 07/12/2021	150,000	153,000
Hungary - 0.05%
Republic of Hungary
6.250%, 01/29/2020	80,000	77,600
Israel - 0.12%
Government of Israel
5.125%, 03/26/2019	90,000	99,185
5.500%, 09/18/2023	75,000	95,370

		194,555
Italy - 0.18%
Republic of Italy
6.875%, 09/27/2023	300,000	295,581
Japan - 0.14%
Development Bank of Japan
5.125%, 02/01/2017	100,000	117,570
Japan Finance Organization for Municipalities
4.625%, 04/21/2015	100,000	112,139

		229,709
Mexico - 0.28%
Government of Mexico
5.950%, 03/19/2019	415,000	471,025
Norway - 0.06%
Eksportfinans ASA
5.500%, 06/26/2017	80,000	94,726
Panama - 0.04%
Republic of Panama
6.700%, 01/26/2036	60,000	72,600
Peru - 0.09%
Republic of Peru
7.125%, 03/30/2019	120,000	144,900

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Poland - 0.07%
Republic of Poland
6.375%, 07/15/2019	$110,000	$121,000
South Africa - 0.07%
Republic of South Africa
5.500%, 03/09/2020	100,000	109,375
Sweden - 0.08%
Svensk Exportkredit AB
3.250%, 09/16/2014	130,000	138,114

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,019,451)		$4,398,234

CORPORATE BONDS - 25.20%
Consumer Discretionary - 1.62%
Best Buy Company, Inc.
5.500%, 03/15/2021	60,000	54,591
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	100,000	128,659
CBS Corp.
8.875%, 05/15/2019	80,000	102,286
Comcast Corp.
5.700%, 07/01/2019	80,000	93,377
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.375%, 03/01/2041	60,000	67,302
7.625%, 05/15/2016	140,000	150,500
Discovery Communications LLC
5.625%, 08/15/2019	60,000	67,993
Family Dollar Stores, Inc.
5.000%, 02/01/2021	55,000	53,957
Grupo Televisa SAB
6.625%, 01/15/2040	40,000	42,200
Home Depot, Inc.
5.875%, 12/16/2036	70,000	81,699
Lowe’s Companies, Inc.
6.100%, 09/15/2017	180,000	216,876
McDonald’s Corp.
5.000%, 02/01/2019	50,000	58,515
News America, Inc.
6.650%, 11/15/2037	175,000	192,806
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	50,000	51,907
Target Corp.
6.500%, 10/15/2037	100,000	130,819
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	135,034
The Walt Disney Company
5.625%, 09/15/2016	90,000	105,828
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	59,841
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	119,840
Time Warner Entertainment Company LP
8.375%, 07/15/2033	200,000	261,346
Time Warner, Inc.
7.625%, 04/15/2031	75,000	93,806
Viacom, Inc.
4.250%, 09/15/2015	40,000	43,077
4.500%, 03/01/2021	120,000	123,626
Vivendi SA
5.750%, 04/04/2013 (S)	55,000	58,029
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	60,525

369

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Yum! Brands, Inc.
6.250%, 03/15/2018	$90,000	$106,507

		2,660,946
Consumer Staples - 2.23%
Altria Group, Inc.
8.500%, 11/10/2013	80,000	91,252
9.250%, 08/06/2019	160,000	209,964
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	120,000	152,866
7.750%, 01/15/2019	105,000	136,513
Bottling Group LLC
5.125%, 01/15/2019	105,000	122,783
Brown-Forman Corp.
2.500%, 01/15/2016	50,000	51,365
5.000%, 02/01/2014	105,000	114,241
Clorox Company
5.950%, 10/15/2017	95,000	103,071
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	68,076
9.750%, 03/01/2021	63,000	86,905
CVS Caremark Corp.
4.125%, 05/15/2021	60,000	62,543
6.125%, 08/15/2016	105,000	121,520
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	96,192	119,387
Diageo Capital PLC
4.828%, 07/15/2020	95,000	106,449
General Mills, Inc.
5.650%, 02/15/2019	85,000	100,768
Kellogg Company
4.150%, 11/15/2019	30,000	33,174
Kimberly-Clark Corp.
7.500%, 11/01/2018	80,000	105,786
Kraft Foods, Inc.
6.125%, 02/01/2018	90,000	105,749
6.750%, 02/19/2014	85,000	94,899
6.875%, 02/01/2038	40,000	50,548
Mead Johnson Nutrition Company
4.900%, 11/01/2019	30,000	33,604
PepsiCo, Inc.
5.500%, 01/15/2040	60,000	75,131
7.900%, 11/01/2018	17,000	22,644
Philip Morris International, Inc.
4.125%, 05/17/2021	60,000	64,876
6.875%, 03/17/2014	90,000	102,172
Ralcorp Holdings, Inc.
6.625%, 08/15/2039	70,000	70,375
SABMiller PLC
6.500%, 07/15/2018 (S)	90,000	108,340
Safeway, Inc.
6.350%, 08/15/2017	135,000	156,282
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	97,435
Tesco PLC
6.150%, 11/15/2037 (S)	100,000	123,730
The Coca-Cola Company
3.150%, 11/15/2020	60,000	62,024
The Kroger Company
3.900%, 10/01/2015	40,000	42,768
6.400%, 08/15/2017	100,000	118,659
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	111,952
6.200%, 04/15/2038	125,000	161,607
7.550%, 02/15/2030	110,000	157,327

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Walgreen Company
5.250%, 01/15/2019	$105,000	$124,415

		3,671,200
Energy - 2.80%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	80,000	84,816
Apache Corp.
6.000%, 09/15/2013	75,000	82,068
Boardwalk Pipelines LP
5.750%, 09/15/2019	60,000	67,046
BP Capital Markets PLC
5.250%, 11/07/2013	80,000	86,149
Cameron International Corp.
7.000%, 07/15/2038	20,000	24,792
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	70,000	83,196
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	46,236
Chevron Corp.
4.950%, 03/03/2019	90,000	107,320
ConocoPhillips
5.750%, 02/01/2019	100,000	119,703
DCP Midstream LLC
9.700%, 12/01/2013 (S)	90,000	103,207
9.750%, 03/15/2019 (S)	95,000	126,542
Devon Financing Corp. ULC
7.875%, 09/30/2031	40,000	56,134
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	165,894
Ensco PLC
4.700%, 03/15/2021	60,000	61,242
Enterprise Products Operating LLC
6.650%, 04/15/2018	40,000	47,273
9.750%, 01/31/2014	60,000	70,218
EOG Resources, Inc.
4.100%, 02/01/2021	60,000	64,276
GlobalSantaFe Corp.
5.000%, 02/15/2013	100,000	104,009
Hess Corp.
8.125%, 02/15/2019	60,000	77,420
Kinder Morgan Energy Partners LP
5.850%, 09/15/2012	80,000	83,250
6.375%, 03/01/2041	60,000	63,848
6.500%, 09/01/2039	40,000	43,078
7.300%, 08/15/2033	80,000	95,289
9.000%, 02/01/2019	60,000	76,726
Marathon Oil Corp.
6.000%, 10/01/2017	34,000	38,886
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	132,967
Nexen, Inc.
6.200%, 07/30/2019	120,000	137,058
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	57,344
7.375%, 03/15/2014	100,000	113,087
Occidental Petroleum Corp.
4.100%, 02/01/2021	50,000	54,319
ONEOK Partners LP
6.650%, 10/01/2036	85,000	99,064
Pemex Project Funding Master Trust
7.375%, 12/15/2014	260,000	296,400
Petro-Canada
5.950%, 05/15/2035	70,000	76,263
6.050%, 05/15/2018	125,000	145,352

370

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras International Finance Company
8.375%, 12/10/2018	$90,000	$106,200
Petroleos Mexicanos
5.500%, 01/21/2021	70,000	73,500
Plains All American Pipeline LP/PAA
Finance Corp.
8.750%, 05/01/2019	60,000	76,655
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	60,000	61,525
Shell International Finance BV
6.375%, 12/15/2038	90,000	122,966
Statoil ASA
3.125%, 08/17/2017	30,000	31,803
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	58,343
6.250%, 02/01/2038	110,000	124,188
The Williams Companies, Inc.
7.875%, 09/01/2021	60,000	71,227
Tosco Corp.
8.125%, 02/15/2030	110,000	157,504
Total Capital SA
3.125%, 10/02/2015	40,000	42,488
4.125%, 01/28/2021	40,000	43,601
4.250%, 12/15/2021	60,000	65,392
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	85,000	102,162
Valero Energy Corp.
6.125%, 06/15/2017	100,000	111,349
7.500%, 04/15/2032	30,000	34,755
Weatherford International, Ltd.
5.500%, 02/15/2016	120,000	130,774
Williams Partners LP
5.250%, 03/15/2020	90,000	96,930

		4,601,834
Financials - 9.80%
AEGON Funding Company LLC
5.750%, 12/15/2020	50,000	53,344
African Development Bank
6.875%, 10/15/2015	35,000	41,711
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	115,000	130,686
American Express Bank FSB
3.150%, 12/09/2011	250,000	251,431
American Express Company
8.125%, 05/20/2019	50,000	63,177
American Express Credit Corp.
7.300%, 08/20/2013	100,000	109,473
American International Group, Inc.
5.450%, 05/18/2017	120,000	114,991
Asian Development Bank
5.593%, 07/16/2018	250,000	308,326
Banco Bradesco SA/Cayman Islands
4.125%, 05/16/2016 (S)	200,000	199,000
Bank of America Corp.
2.100%, 04/30/2012	205,000	207,223
3.125%, 06/15/2012	125,000	127,569
5.000%, 05/13/2021	50,000	44,670
5.420%, 03/15/2017	100,000	86,936
6.500%, 08/01/2016	80,000	79,492
Barclays Bank PLC
5.125%, 01/08/2020	100,000	98,120
5.450%, 09/12/2012	105,000	107,628
BB&T Corp.
5.200%, 12/23/2015	105,000	112,861

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	$60,000	$63,055
5.400%, 05/15/2018	105,000	120,014
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	120,000	126,225
BNP Paribas
3.250%, 03/11/2015	120,000	116,676
Boston Properties LP
4.125%, 05/15/2021	60,000	57,628
BRE Properties, Inc.
5.200%, 03/15/2021	60,000	62,876
Capital One Financial Corp.
7.375%, 05/23/2014	110,000	122,917
Chubb Corp.
5.750%, 05/15/2018	50,000	58,880
Citigroup Funding, Inc.
1.875%, 11/15/2012	70,000	71,200
Citigroup, Inc.
2.125%, 04/30/2012	210,000	212,321
2.875%, 12/09/2011	250,000	251,284
5.500%, 04/11/2013	125,000	128,665
5.875%, 02/22/2033	220,000	184,394
8.500%, 05/22/2019	80,000	96,732
CNA Financial Corp.
5.750%, 08/15/2021	60,000	60,629
7.350%, 11/15/2019	60,000	66,522
Credit Suisse AG
5.400%, 01/14/2020	60,000	57,714
Credit Suisse Guernsey, Ltd. (5.860% to
05/15/2017, then 3 month
LIBOR + 1.690%), 05/15/2017
(Q)	90,000	70,650
Credit Suisse USA, Inc.
4.875%, 01/15/2015	125,000	131,687
Deutsche Bank AG
3.875%, 08/18/2014	130,000	132,735
4.875%, 05/20/2013	210,000	217,045
Discover Financial Services
10.250%, 07/15/2019	120,000	145,401
Dresdner Bank AG
7.250%, 09/15/2015	80,000	74,847
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	60,000	65,811
European Investment Bank
2.375%, 03/14/2014	210,000	218,698
4.625%, 05/15/2014 to 10/20/2015	305,000	341,550
4.875%, 01/17/2017	200,000	234,470
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	70,000	71,097
First Horizon National Corp.
5.375%, 12/15/2015	50,000	50,635
FleetBoston Financial Corp.
6.700%, 07/15/2028	125,000	120,337
General Electric Capital Corp.
2.200%, 06/08/2012	105,000	106,431
3.000%, 12/09/2011	125,000	125,666
6.000%, 08/07/2019	60,000	67,620
6.750%, 03/15/2032	230,000	263,112
6.875%, 01/10/2039	105,000	120,799
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	60,000	65,462
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	50,000	43,935
Health Care REIT, Inc.
4.950%, 01/15/2021	60,000	57,710

371

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Hospitality Properties Trust
7.875%, 08/15/2014	$70,000	$76,012
HSBC Holdings PLC
6.500%, 09/15/2037	205,000	201,660
Inter-American Development Bank
7.000%, 06/15/2025	60,000	86,426
International Bank for Reconstruction &
Development
8.625%, 10/15/2016	100,000	132,877
International Finance Corp.
3.500%, 05/15/2013	65,000	67,849
Jefferies Group, Inc.
5.125%, 04/13/2018	60,000	56,248
John Deere Capital Corp.
4.950%, 12/17/2012	172,000	180,255
JPMorgan Chase & Company
3.125%, 12/01/2011	215,000	215,998
4.350%, 08/15/2021	110,000	111,324
4.750%, 05/01/2013	125,000	131,432
6.400%, 05/15/2038	125,000	142,881
Kemper Corp.
6.000%, 11/30/2015	120,000	126,124
KeyCorp
3.750%, 08/13/2015	60,000	61,843
6.500%, 05/14/2013	125,000	133,346
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	68,570
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	300,000	311,706
4.375%, 03/15/2018	360,000	418,352
5.125%, 03/14/2016	100,000	117,306
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	88,577
Lincoln National Corp.
5.650%, 08/27/2012	50,000	51,870
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	19,000	21,175
MBNA Corp.
5.000%, 06/15/2015	250,000	244,442
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	180,000	180,510
7.750%, 05/14/2038	125,000	116,369
MetLife, Inc.
6.817%, 08/15/2018	190,000	223,083
Moody’s Corp.
5.500%, 09/01/2020	60,000	64,092
Morgan Stanley
2.250%, 03/13/2012	100,000	100,873
3.250%, 12/01/2011	125,000	125,617
7.300%, 05/13/2019	210,000	216,649
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	111,689
Nordic Investment Bank
2.375%, 12/15/2011	125,000	125,520
Northern Trust Corp.
3.450%, 11/04/2020	60,000	61,607
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	50,000	57,495
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	62,472
PNC Funding Corp.
2.300%, 06/22/2012	125,000	126,719
4.250%, 09/21/2015	40,000	43,216
5.625%, 02/01/2017	80,000	86,918
6.700%, 06/10/2019	80,000	96,156

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ProLogis LP
5.625%, 11/15/2016	$185,000	$187,790
Prudential Financial, Inc.
3.875%, 01/14/2015	30,000	30,677
4.750%, 04/01/2014 to 09/17/2015	175,000	182,689
5.375%, 06/21/2020	60,000	63,043
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	52,501
Royal Bank of Canada
2.100%, 07/29/2013	160,000	164,100
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	100,000	94,660
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	109,853
Simon Property Group LP
5.875%, 03/01/2017	80,000	89,981
SLM Corp.
8.000%, 03/25/2020	90,000	88,848
State Street Corp.
2.150%, 04/30/2012	90,000	91,003
SunTrust Banks, Inc.
6.000%, 09/11/2017	105,000	116,090
The Allstate Corp.
5.950%, 04/01/2036	100,000	112,082
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	155,000	163,523
The Bear Stearns Companies LLC
7.250%, 02/01/2018	310,000	365,785
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	125,000	127,651
5.500%, 11/15/2014	250,000	261,363
6.125%, 02/15/2033	125,000	125,776
6.150%, 04/01/2018	185,000	191,905
7.500%, 02/15/2019	240,000	268,112
The Travelers Companies, Inc.
5.900%, 06/02/2019	80,000	93,328
Toyota Motor Credit Corp.
3.400%, 09/15/2021	60,000	60,611
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	66,324
UBS AG/Stamford CT
5.750%, 04/25/2018	185,000	190,492
US Bancorp
2.250%, 03/13/2012	100,000	100,914
2.450%, 07/27/2015	60,000	61,602
US Central Federal Credit Union
1.900%, 10/19/2012	70,000	71,217
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	60,000	57,706
Vornado Realty LP
4.250%, 04/01/2015	60,000	62,248
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	150,000	167,392
Wells Fargo & Company
3.000%, 12/09/2011	125,000	125,634
5.000%, 11/15/2014	105,000	110,322
5.625%, 12/11/2017	185,000	209,391
Westpac Banking Corp.
3.000%, 12/09/2015	80,000	81,343
Willis North America, Inc.
7.000%, 09/29/2019	50,000	57,909
Xl Group Ltd.
5.750%, 10/01/2021	50,000	49,749

372

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	$105,000	$115,522

		16,134,462
Health Care - 1.47%
Abbott Laboratories
4.125%, 05/27/2020	60,000	66,507
4.350%, 03/15/2014	120,000	130,438
Aetna, Inc.
3.950%, 09/01/2020	60,000	62,100
6.000%, 06/15/2016	105,000	121,113
Amgen, Inc.
5.700%, 02/01/2019	50,000	59,834
5.750%, 03/15/2040	40,000	48,698
AstraZeneca PLC
5.900%, 09/15/2017	105,000	125,546
Baxter International, Inc.
5.900%, 09/01/2016	50,000	59,111
Becton Dickinson and Company
3.250%, 11/12/2020	60,000	61,528
Bristol-Myers Squibb Company
6.800%, 11/15/2026	55,000	73,012
Covidien International Finance SA
6.000%, 10/15/2017	110,000	130,720
Eli Lilly & Company
7.125%, 06/01/2025	80,000	107,526
Gilead Sciences, Inc.
4.500%, 04/01/2021	60,000	64,764
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	105,000	114,038
6.375%, 05/15/2038	50,000	67,205
Howard Hughes Medical Institute
3.450%, 09/01/2014	70,000	74,480
Johnson & Johnson
2.150%, 05/15/2016	50,000	51,639
5.850%, 07/15/2038	100,000	132,987
Life Technologies Corp.
5.000%, 01/15/2021	60,000	62,209
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	94,548
Pharmacia Corp.
6.500%, 12/01/2018	105,000	131,350
Quest Diagnostics, Inc.
5.450%, 11/01/2015	30,000	33,674
St. Jude Medical, Inc.
4.875%, 07/15/2019	50,000	57,547
UnitedHealth Group, Inc.
4.875%, 03/15/2015	12,000	13,301
5.800%, 03/15/2036	40,000	46,469
WellPoint, Inc.
6.375%, 06/15/2037	175,000	213,005
Wyeth
5.500%, 03/15/2013	200,000	213,763

		2,417,112
Industrials - 1.78%
Allied Waste North America, Inc.
6.875%, 06/01/2017	70,000	74,813
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	60,000	66,932
7.000%, 02/01/2014	125,000	141,342
Canadian Pacific Railway Company
4.450%, 03/15/2023	60,000	63,540
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	100,000	111,586

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Caterpillar, Inc.
7.900%, 12/15/2018	$95,000	$127,476
CSX Corp.
6.250%, 04/01/2015	100,000	115,449
7.375%, 02/01/2019	105,000	133,179
Emerson Electric Company
4.875%, 10/15/2019	80,000	92,990
FedEx Corp.
8.000%, 01/15/2019	50,000	65,321
Fluor Corp.
3.375%, 09/15/2021	60,000	60,080
General Dynamics Corp.
5.250%, 02/01/2014	90,000	98,937
General Electric Company
5.000%, 02/01/2013	190,000	199,008
Honeywell International, Inc.
3.875%, 02/15/2014	85,000	91,416
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	110,000	135,032
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	151,092
Pitney Bowes, Inc.
6.250%, 03/15/2019	50,000	56,293
Roper Industries, Inc.
6.250%, 09/01/2019	40,000	47,359
Snap-On, Inc.
6.125%, 09/01/2021	70,000	84,362
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	60,000	65,264
The Boeing Company
8.750%, 09/15/2031	90,000	137,797
Tyco Electronics Group SA
6.550%, 10/01/2017	200,000	235,262
Union Pacific Corp.
4.000%, 02/01/2021	60,000	63,796
6.625%, 02/01/2029	85,000	110,157
United Technologies Corp.
5.375%, 12/15/2017	100,000	116,070
6.125%, 02/01/2019	125,000	153,462
Waste Management, Inc.
4.600%, 03/01/2021	60,000	64,457
6.125%, 11/30/2039	50,000	60,770

		2,923,242
Information Technology - 0.81%
Cisco Systems, Inc.
3.150%, 03/14/2017	60,000	63,119
5.900%, 02/15/2039	80,000	96,344
Dell, Inc.
4.700%, 04/15/2013	130,000	137,075
5.400%, 09/10/2040	60,000	61,947
eBay, Inc.
3.250%, 10/15/2020	60,000	59,725
Google, Inc.
3.625%, 05/19/2021	50,000	53,114
Hewlett-Packard Company
2.125%, 09/13/2015	60,000	59,510
3.750%, 12/01/2020	60,000	58,368
4.750%, 06/02/2014	95,000	102,107
International Business Machines Corp.
6.500%, 10/15/2013	140,000	155,574
Microsoft Corp.
2.950%, 06/01/2014	80,000	84,941
Oracle Corp.
5.750%, 04/15/2018	145,000	172,940

373

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
SAIC, Inc.
4.450%, 12/01/2020 (S)	$50,000	$54,267
The Western Union Company
3.650%, 08/22/2018	100,000	101,036
Xerox Corp.
6.750%, 12/15/2039	60,000	71,339

		1,331,406
Materials - 0.86%
Agrium, Inc.
6.750%, 01/15/2019	100,000	121,223
Alcoa, Inc.
6.750%, 07/15/2018	100,000	107,221
ArcelorMittal
5.375%, 06/01/2013	155,000	158,178
6.125%, 06/01/2018	70,000	67,645
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	60,000	58,078
Commercial Metals Company
7.350%, 08/15/2018	110,000	112,002
CRH America, Inc.
8.125%, 07/15/2018	50,000	58,542
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	188,169
5.875%, 01/15/2014	15,000	16,541
POSCO
4.250%, 10/28/2020 (S)	100,000	93,218
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	20,000	22,458
PPG Industries, Inc.
3.600%, 11/15/2020	60,000	61,983
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	117,477
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	70,000	84,083
The Dow Chemical Company
5.700%, 05/15/2018	50,000	55,694
5.900%, 02/15/2015	60,000	66,264
The Sherwin-Williams Company
3.125%, 12/15/2014	30,000	31,705

		1,420,481
Telecommunication Services - 1.63%
America Movil SAB de CV
5.000%, 03/30/2020	61,000	64,416
American Tower Corp.
4.500%, 01/15/2018	60,000	60,130
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	60,000	68,767
AT&T, Inc.
5.625%, 06/15/2016	80,000	91,261
6.700%, 11/15/2013	90,000	99,991
BellSouth Corp.
6.875%, 10/15/2031	200,000	249,680
British Telecommunications PLC
9.875%, 12/15/2030	60,000	86,968
CenturyLink, Inc.
7.600%, 09/15/2039	50,000	45,063
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	173,184
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	195,102
Qwest Corp.
8.375%, 05/01/2016	70,000	76,825

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telecom Italia Capital SA
7.721%, 06/04/2038	$80,000	$76,426
Telefonica Europe BV
8.250%, 09/15/2030	100,000	112,073
Verizon Communications, Inc.
4.600%, 04/01/2021	110,000	121,767
5.250%, 04/15/2013	130,000	138,216
6.900%, 04/15/2038	190,000	245,668
Verizon Wireless Capital LLC
7.375%, 11/15/2013	100,000	112,166
8.500%, 11/15/2018	60,000	80,038
Vodafone Group PLC
3.375%, 11/24/2015	160,000	168,149
4.375%, 03/16/2021	110,000	119,631
5.375%, 01/30/2015	190,000	211,572
5.450%, 06/10/2019	80,000	93,898

		2,690,991
Utilities - 2.20%
Centerpoint Energy Resources Corp.
4.500%, 01/15/2021	77,000	79,299
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	95,000	121,406
Constellation Energy Group, Inc.
5.150%, 12/01/2020	60,000	61,274
Dominion Resources, Inc.
5.000%, 03/15/2013	95,000	100,438
5.200%, 08/15/2019	110,000	127,173
DTE Energy Company
6.350%, 06/01/2016	60,000	69,141
Duke Energy Carolinas LLC
5.625%, 11/30/2012	100,000	104,933
6.000%, 01/15/2038	50,000	63,935
7.000%, 11/15/2018	90,000	115,159
E.ON International Finance BV
5.800%, 04/30/2018 (S)	140,000	160,732
Enel Finance International NV
5.125%, 10/07/2019 (S)	100,000	93,842
Entergy Corp.
5.125%, 09/15/2020	70,000	72,104
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	60,682
Exelon Generation Company LLC
6.250%, 10/01/2039	40,000	46,604
FirstEnergy Corp.
6.450%, 11/15/2011	2,000	2,011
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	60,000	66,535
Florida Power & Light Company
5.650%, 02/01/2037	60,000	73,673
Georgia Power Company
5.950%, 02/01/2039	100,000	127,660
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	223,220
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	90,000	107,428
NiSource Finance Corp.
6.800%, 01/15/2019	130,000	151,803
Oglethorpe Power Corp.
5.375%, 11/01/2040	60,000	68,231
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	58,000	82,855
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	61,590

374

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
6.050%, 03/01/2034	$60,000	$71,781
6.250%, 12/01/2013	135,000	149,010
PacifiCorp
6.000%, 01/15/2039	105,000	132,861
Pennsylvania Electric Company
5.200%, 04/01/2020	70,000	78,352
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	60,000	64,001
Progress Energy, Inc.
4.400%, 01/15/2021	55,000	59,302
Public Service Electric & Gas Company
6.330%, 11/01/2013	120,000	132,305
San Diego Gas & Electric Company
6.125%, 09/15/2037	60,000	80,088
Southern California Edison Company
5.350%, 07/15/2035	130,000	154,924
Southern Company
2.375%, 09/15/2015	100,000	102,053
Southwestern Public Service Company
8.750%, 12/01/2018	70,000	95,423
Virginia Electric and Power Company
3.450%, 09/01/2022	50,000	51,332
8.875%, 11/15/2038	70,000	114,807
Wisconsin Electric Power Company
6.000%, 04/01/2014	80,000	89,594

		3,617,561

TOTAL CORPORATE BONDS (Cost $36,289,763)		$41,469,235

CAPITAL PREFERRED SECURITIES - 0.11%
Industrials - 0.11%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then 3 month
LIBOR + 5.635%), 10/28/2015 (Q)(S)	190,000	181,925

TOTAL CAPITAL PREFERRED SECURITIES (Cost $190,000)		$181,925

MUNICIPAL BONDS - 0.70%
California - 0.11%
State of California
7.500%, 04/01/2034	80,000	95,719
University of California
5.770%, 05/15/2043	70,000	81,112

		176,831
District of Columbia - 0.03%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	40,000	46,492
Illinois - 0.11%
State of Illinois
5.100%, 06/01/2033	115,000	105,637
7.350%, 07/01/2035	60,000	68,348

		173,985
Maryland - 0.04%
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	74,351
New Jersey - 0.07%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	122,731
New York - 0.10%
New York State Dormitory Authority
5.628%, 03/15/2039	70,000	85,282

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York (continued)
New York State Urban Development Corp.
5.770%, 03/15/2039	$60,000	$71,536

		156,818
North Carolina - 0.04%
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	68,685
Texas - 0.09%
State of Texas
5.517%, 04/01/2039	60,000	75,332
Texas Transportation Commission
5.178%, 04/01/2030	60,000	68,923

		144,255
Utah - 0.08%
State of Utah
3.539%, 07/01/2025	80,000	85,013
4.554%, 07/01/2024	40,000	46,916

		131,929
Washington - 0.03%
State of Washington
5.481%, 08/01/2039	40,000	49,502

TOTAL MUNICIPAL BONDS (Cost $980,949)		$1,145,579

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.50%
Commercial & Residential - 4.50%
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A4
5.634%, 07/10/2046	210,000	227,364
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3, Class A4,
4.715%, 02/11/2041	500,000	522,388
Series 2005-T20, Class A3,
5.295%, 10/12/2042 (P)	530,000	539,302
Series 2006-PW12, Class A4,
5.903%, 09/11/2038 (P)	190,000	208,728
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.922%, 03/15/2049 (P)	31,721	31,686
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD2, Class A4
5.526%, 01/15/2046 (P)	170,000	180,149
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	60,000	62,383
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.578%, 06/10/2048	100,000	102,564
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CB8, Class A4,
4.404%, 01/12/2039	400,000	417,870
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	150,000	161,278
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	298,577	301,966
Series 2005-LDP5, Class A4,
5.372%, 12/15/2044 (P)	835,000	915,466
Series 2005-CB13, Class A3A1,
5.455%, 01/12/2043 (P)	80,000	81,617
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.140%, 07/15/2044 (P)	180,000	195,191

375

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	$440,000	$469,978
Series 2006-C1, Class AM,
5.855%, 05/12/2039 (P)	800,000	763,610
Morgan Stanley Capital I
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	205,191
Series 2007-T27, Class A4,
5.795%, 06/11/2042 (P)	630,000	704,344
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	450,000	464,301
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	300,000	322,806
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	500,000	531,903

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,907,243)		$7,410,085

ASSET BACKED SECURITIES - 0.23%
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	86,429	86,759
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6
6.620%, 03/01/2016	250,000	288,403

TOTAL ASSET BACKED SECURITIES (Cost $371,609)		$375,162

SECURITIES LENDING COLLATERAL - 0.99%
John Hancock
Collateral Investment Trust 0.2515% (W)(Y)	162,244	1,623,285

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,623,263)		$1,623,285

SHORT-TERM INVESTMENTS - 0.56%
Money Market Funds - 0.56%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	925,285	925,285

TOTAL SHORT-TERM INVESTMENTS (Cost $925,285)		$925,285

Total Investments (Total Bond Market Trust B)
(Cost $150,661,045) - 100.24%		$164,951,605
Other assets and liabilities, net - (0.24%)		(392,066)

TOTAL NET ASSETS - 100.00%		$164,559,539

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 57.52%
U.S. Government - 20.63%
Treasury Inflation Protected Securities
0.625%, 07/15/2021 (F)	$1,002,360	$1,046,761
1.125%, 01/15/2021 (F)	309,822	338,432
1.750%, 01/15/2028 (F)	3,666,641	4,250,154
2.000%, 01/15/2026 (F)	5,238,622	6,229,045

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
2.375%, 01/15/2025	$1,558,063	$1,925,669
2.375%, 01/15/2027 (F)	2,128,475	2,663,088
2.500%, 01/15/2029 (F)	19,368,600	24,867,462
3.625%, 04/15/2028 (F)	1,257,102	1,809,343
3.875%, 04/15/2029 (F)	8,525,959	12,830,239
U.S. Treasury Bonds
3.750%, 08/15/2041	250,000	292,188
U.S. Treasury Notes
0.125%, 09/30/2013	600,000	598,547
1.375%, 09/30/2018 (F)	77,800,000	77,508,250
1.500%, 07/31/2016 to 08/31/2018	313,750,000	316,952,226
2.250%, 07/31/2018 (F)	400,000	422,594
2.625%, 08/15/2020 to 11/15/2020 (F)	79,500,000	85,204,862
3.000%, 02/28/2017	300,000	330,750
3.375%, 11/15/2019	2,200,000	2,497,860
3.500%, 05/15/2020	11,700,000	13,415,688
3.625%, 02/15/2020 to 02/15/2021 (F)	125,710,000	145,421,307

		698,604,465
U.S. Government Agency - 36.89%
Federal Home Loan Mortgage Corp.
2.000%, 08/25/2016	1,700,000	1,761,632
2.500%, 05/27/2016	1,700,000	1,801,767
2.542%, 06/01/2034 (P)	286,573	301,755
2.774%, 01/01/2029 (P)	198,457	205,666
4.000%, TBA	61,000,000	63,863,937
4.500%, TBA	19,000,000	20,102,450
4.500%, 10/01/2039 to 03/01/2041	2,869,414	3,040,542
4.875%, 06/13/2018	2,100,000	2,514,370
5.500%, 04/01/2035 to 07/01/2038	4,260,597	4,613,976
6.000%, TBA	2,000,000	2,190,777
6.000%, 03/01/2016 to 03/01/2038	139,405	152,228
Federal National Mortgage Association
1.452%, 06/01/2043 (P)	1,185,097	1,176,275
1.625%, 10/26/2015	100,000	102,630
1.652%, 10/01/2040 (P)	187,688	187,558
2.000%, 02/18/2015 (F)	800,000	832,702
2.000%, 09/21/2015	3,000,000	3,104,145
2.243%, 09/01/2035 (P)	3,353,762	3,490,509
2.250%, 03/15/2016 (F)	11,100,000	11,657,353
3.500%, 08/01/2013 to 03/01/2041	59,787,748	61,526,869
3.996%, 05/01/2036 (P)	2,352,171	2,531,054
4.000%, TBA	28,100,000	29,461,001
4.000%, 09/01/2013 to 09/01/2041	113,668,368	119,349,897
4.375%, 10/15/2015	1,100,000	1,248,566
4.500%, TBA	196,000,000	207,964,313
4.500%, 02/01/2018 to 09/01/2041	369,048,660	391,949,924
4.700%, 09/01/2035 (P)	335,763	357,516
5.000%, TBA	53,700,000	57,760,531
5.000%, 02/01/2034 to 04/01/2037	8,953,954	9,656,774
5.028%, 05/01/2035 (P)	401,809	431,058
5.500%, TBA	46,600,000	50,578,731
5.500%, 01/01/2017 to 06/01/2040	68,690,885	74,839,800
6.000%, TBA	7,900,000	8,665,912
6.000%, 12/01/2016 to 01/01/2039	94,475,390	103,831,638
6.500%, 03/01/2036 to 11/01/2037	63,351	69,920
Government National
Mortgage Association
1.750%, 01/20/2032 to 02/20/2032 (P)	536,566	552,961
2.125%, 10/20/2029 to 11/20/2029 (P)	387,148	398,571
2.375%, 05/20/2023 to 05/20/2030 (P)	562,579	578,310
2.625%, 09/20/2021 (P)	48,525	49,497

376

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
3.500%, TBA		$1,000,000	$1,041,094
3.500%, 11/20/2040		1,007,970	1,054,265
Small Business Administration
4.504%, 02/10/2014		168,841	176,660
4.880%, 11/01/2024		99,777	108,830
5.130%, 09/01/2023		172,562	188,724
5.520%, 06/01/2024		3,357,705	3,716,320

			1,249,189,008

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,915,087,790)			$1,947,793,473

FOREIGN GOVERNMENT
OBLIGATIONS - 9.50%
Brazil - 0.04%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	2,600,000	1,451,935
Canada - 3.73%
Canada Housing Trust
1.375%, 01/27/2014		$5,200,000	5,259,696
2.750%, 09/15/2014 (S)	CAD	1,000,000	995,028
2.750%, 12/15/2015		5,200,000	5,200,943
3.350%, 12/15/2020 (S)		7,200,000	7,296,741
3.800%, 06/15/2021 (S)		3,400,000	3,561,386
Government of Canada
2.000%, 06/01/2016		1,600,000	1,571,997
2.750%, 09/01/2016		8,600,000	8,732,950
3.000%, 12/01/2015		4,800,000	4,900,178
3.250%, 06/01/2021		6,400,000	6,690,715
3.750%, 06/01/2019		1,500,000	1,622,330
4.250%, 06/01/2018		300,000	332,239
4.500%, 06/01/2015		700,000	747,355
Province of Ontario
1.600%, 09/21/2016		$100,000	99,843
1.875%, 09/15/2015		1,800,000	1,836,035
4.000%, 06/02/2021	CAD	600,000	614,498
4.200%, 06/02/2020		28,900,000	30,163,944
4.300%, 03/08/2017		1,700,000	1,805,384
4.600%, 06/02/2039		1,800,000	1,955,162
4.700%, 06/02/2037		36,400,000	39,805,878
Province of Quebec
4.500%, 12/01/2017 to 12/01/2020		2,800,000	2,990,651

			126,182,953
China - 0.02%
Export-Import Bank of China
4.875%, 07/21/2015 (S)		$500,000	534,606
France - 2.24%
Government of France
3.250%, 10/25/2021	EUR	44,500,000	62,921,752
Societe Financement de
l’Economie Francaise
0.450%, 07/16/2012 (P)(S)		$2,000,000	2,003,120
2.125%, 05/20/2012	EUR	2,900,000	3,908,353
3.375%, 05/05/2014 (S)		$6,500,000	6,904,859

			75,738,084
Italy - 0.48%
Republic of Italy
2.100%, 09/15/2016 to 09/15/2021	EUR	10,709,224	12,343,915
2.350%, 09/15/2019		3,385,408	3,970,464

			16,314,379

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 1.30%
Government of Mexico
6.000%, 06/18/2015	MXN	34,700,000	$2,576,969
9.000%, 12/22/2011		560,000,000	40,764,198
9.500%, 12/18/2014		7,800,000	636,578

			43,977,745
Panama - 0.02%
Republic of Panama
7.250%, 03/15/2015		$700,000	800,450
Russia - 0.47%
Government of Russia
3.625%, 04/29/2015		600,000	589,500
7.500%, 03/31/2030		13,667,000	15,357,335

			15,946,835
South Africa - 0.02%
Republic of South Africa
5.875%, 05/30/2022		500,000	556,250
South Korea - 0.52%
Export-Import Bank of Korea
4.125%, 09/09/2015		6,400,000	6,455,763
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,100,000	1,129,455
Republic of Korea
4.375%, 08/10/2015		9,900,000	10,125,393

			17,710,611
Spain - 0.50%
Kingdom of Spain
3.286%, 03/25/2014 (P)	EUR	6,000,000	7,745,319
4.650%, 07/30/2025		7,700,000	9,374,732

			17,120,051
Turkey - 0.16%
Republic of Turkey
7.000%, 09/26/2016		$4,800,000	5,304,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $334,595,009)			$321,637,899

CORPORATE BONDS - 25.86%
Consumer Discretionary - 1.28%
Banque PSA Finance
2.274%, 04/04/2014 (P)(S)		5,400,000	5,091,293
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		200,000	219,760
Comcast Corp.
5.875%, 02/15/2018		1,000,000	1,159,737
6.450%, 03/15/2037		1,000,000	1,153,137
Daimler Finance North America LLC
1.543%, 09/13/2013 (P)(S)		2,500,000	2,500,320
Ford Motor Credit Company LLC
5.875%, 08/02/2021		800,000	796,863
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		21,300,000	31,875,663
Volkswagen International Finance NV
0.984%, 04/01/2014 (P)(S)		500,000	501,280

			43,298,053
Consumer Staples - 0.08%
Anheuser-Busch Companies, Inc.
5.500%, 01/15/2018		200,000	234,918
Kraft Foods, Inc.
6.250%, 06/01/2012		37,000	38,311

377

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Philip Morris International, Inc.
5.650%, 05/16/2018	$2,000,000	$2,365,876

		2,639,105
Energy - 1.48%
Cameron International Corp.
1.257%, 06/02/2014 (P)	3,500,000	3,515,820
El Paso Corp.
7.750%, 01/15/2032	5,475,000	6,353,902
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/2016 (S)	700,000	705,250
Gazprom OAO Via Gazprom
International SA
7.201%, 02/01/2020	45,444	47,676
Gazprom OAO Via RBS AG
9.625%, 03/01/2013	100,000	105,583
Gazprom OAO Via White Nights
Finance BV
10.500%, 03/08/2014	1,000,000	1,106,500
Gazprom via Gaz Capital SA
6.510%, 03/07/2022	3,000,000	2,940,000
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	3,200,000	3,330,864
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)	1,100,000	1,075,250
Peabody Energy Corp.
7.875%, 11/01/2026	1,200,000	1,308,000
Petrobras International Finance Company
3.875%, 01/27/2016	9,100,000	9,027,200
5.875%, 03/01/2018	10,000,000	10,413,700
Petroleos Mexicanos
5.500%, 01/21/2021	8,200,000	8,610,000
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	1,500,000	1,650,000

		50,189,745
Financials - 20.96%
AK Transneft OJSC
8.700%, 08/07/2018 (S)	1,300,000	1,504,750
Allstate Life Global Funding Trusts
5.375%, 04/30/2013	3,000,000	3,179,712
Ally Financial, Inc.
3.478%, 02/11/2014 (P)	600,000	551,413
6.000%, 05/23/2012	2,400,000	2,400,000
6.250%, 12/01/2017	2,900,000	2,528,078
6.750%, 12/01/2014	400,000	382,500
7.000%, 02/01/2012	4,000,000	4,025,000
7.500%, 09/15/2020	100,000	90,500
8.000%, 11/01/2031	5,100,000	4,660,808
8.300%, 02/12/2015	2,600,000	2,570,750
American Express Bank FSB
6.000%, 09/13/2017	300,000	337,619
American Express Centurion Bank
5.550%, 10/17/2012	2,500,000	2,605,235
6.000%, 09/13/2017	300,000	336,938
American Express Company
7.000%, 03/19/2018	1,000,000	1,184,222
American Express Credit Corp.
5.875%, 05/02/2013	2,800,000	2,969,688
American Express Travel Related Services
Company, Inc. 5.250%, 11/21/2011 (S)	8,800,000	8,844,801
American International Group, Inc.
0.360%, 10/18/2011 (P)	300,000	299,999
0.451%, 03/20/2012 (P)	5,200,000	5,175,867

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc. (continued)
4.900%, 06/02/2014	CAD	6,100,000	$5,704,743
4.950%, 03/20/2012		$700,000	703,500
5.050%, 10/01/2015		800,000	783,258
5.375%, 10/18/2011		3,300,000	3,295,875
5.450%, 05/18/2017		400,000	383,303
5.850%, 01/16/2018		100,000	99,168
6.400%, 12/15/2020		1,800,000	1,836,229
8.250%, 08/15/2018		200,000	221,913
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%) 05/15/2058		12,500,000	11,031,250
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,900,000	4,165,052
Australia & New Zealand Banking
Group, Ltd. 2.125%, 01/10/2014 (S)		4,700,000	4,717,860
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	1,100,000	1,415,071
Banco Santander Brasil SA
4.500%, 04/06/2015 (S)		$600,000	576,000
Banco Santander Chile
1.501%, 04/20/2012 (P)(S)		6,100,000	6,104,282
Bank of America Corp.
6.500%, 08/01/2016		15,700,000	15,600,368
Bank of America NA 6.000%, 10/15/2036		1,400,000	1,281,487
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,202,017
Bank of Montreal 2.850%, 06/09/2015 (S)		2,200,000	2,323,143
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		2,400,000	2,419,310
Barclays Bank PLC
2.375%, 01/13/2014		1,800,000	1,761,016
2.500%, 01/23/2013		20,000,000	19,866,080
5.450%, 09/12/2012		12,500,000	12,812,813
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		1,400,000	1,302,000
6.500%, 03/10/2021 (S)		2,900,000	2,675,250
BNP Paribas SA 1.146%, 01/10/2014 (P)		9,300,000	8,674,017
BPCE SA 2.375%, 10/04/2013 (S)		900,000	875,862
C10 Capital SPV, Ltd. (6.722% to
12/31/2016, then 3 month
LIBOR + 4.710%) 12/31/2016 (Q)(S)		1,500,000	675,000
CIT Group, Inc.
5.250%, 04/01/2014 (S)		1,000,000	967,500
7.000%, 05/01/2015		7,400,000	7,344,500
Citigroup, Inc.
0.607%, 06/09/2016 (P)		9,600,000	7,992,490
2.286%, 08/13/2013 (P)		2,700,000	2,670,675
5.300%, 10/17/2012		1,600,000	1,639,690
5.500%, 08/27/2012 to 04/11/2013		14,700,000	15,118,937
5.625%, 08/27/2012		2,500,000	2,545,648
5.850%, 07/02/2013		1,000,000	1,036,254
6.125%, 08/25/2036		4,200,000	3,560,260
8.500%, 05/22/2019		1,400,000	1,692,816
Countrywide Financial Corp.
5.800%, 06/07/2012		4,000,000	4,011,672
Credit Suisse/New York NY
2.200%, 01/14/2014		2,200,000	2,180,739
Deutsche Bank AG/London
6.000%, 09/01/2017		6,600,000	7,275,886
Dexia Credit Local
0.731%, 03/05/2013 (P)(S)		25,700,000	25,632,512
0.733%, 04/29/2014 (P)(S)		11,400,000	10,736,235

378

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Export-Import Bank of Korea
4.000%, 01/29/2021		$1,100,000	$1,018,184
FIH Erhvervsbank A/S
0.708%, 06/13/2013 (P)(S)		40,100,000	40,071,970
Ford Motor Credit Company LLC
7.000%, 10/01/2013 to 04/15/2015		1,300,000	1,365,117
7.250%, 10/25/2011		100,000	100,125
7.500%, 08/01/2012		3,500,000	3,569,573
8.000%, 06/01/2014 to 12/15/2016		1,200,000	1,307,161
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	EUR	1,600,000	2,164,978
General Electric Capital Corp.
5.875%, 01/14/2038		$4,200,000	4,315,315
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month
EURIBOR + 2.000%) 09/15/2067 (S)	EUR	12,700,000	13,611,858
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%) 06/15/2038		$1,500,000	1,410,000
HSBC Bank PLC 2.000%, 01/19/2014 (S)		2,300,000	2,288,127
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,900,000	2,881,485
ING Bank NV
1.169%, 03/30/2012 (P)(S)		30,400,000	30,362,274
2.000%, 10/18/2013 (S)		1,200,000	1,169,562
2.650%, 01/14/2013 (S)		600,000	596,131
Intesa Sanpaolo SpA
2.375%, 12/21/2012		21,100,000	20,504,031
2.708%, 02/24/2014 (P)(S)		5,300,000	4,772,671
JPMorgan Chase & Company
0.992%, 09/26/2013	EUR	500,000	655,573
3.150%, 07/05/2016		$4,900,000	4,871,374
6.000%, 01/15/2018		2,500,000	2,786,875
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%) 04/30/2018 (Q)		1,700,000	1,751,017
JPMorgan Chase Bank NA
6.000%, 10/01/2017		5,400,000	5,681,324
KeyBank NA 0.840%, 11/21/2011 (P)	EUR	200,000	267,181
Kreditanstalt fuer Wiederaufbau
2.000%, 09/07/2016		4,900,000	6,617,365
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month
LIBOR + 6.921%) 12/17/2021 (Q)(S)		$700,000	476,000
LeasePlan Corp. NV 3.125%, 02/10/2012	EUR	700,000	943,176
Lehman Brothers Holdings, Inc.
2.881%, 10/22/2008 (H)		$6,100,000	1,410,625
6.875%, 05/02/2018 (H)		1,100,000	268,125
- 11/24/2008 to 07/18/2011 (H)		21,900,000	5,064,375
Lloyds TSB Bank PLC
4.875%, 01/21/2016		2,800,000	2,761,676
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%) 12/16/2024 (Q)(S)		14,700,000	13,482,987
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017		4,300,000	4,172,062
6.875%, 04/25/2018		9,300,000	9,312,555
MetLife, Inc. 6.400%, 12/15/2036		1,300,000	1,154,729
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		2,300,000	2,429,327
Morgan Stanley
1.426%, 01/16/2017	EUR	15,000,000	15,964,901
2.786%, 05/14/2013 (P)		$9,400,000	9,089,537
7.300%, 05/13/2019		400,000	412,665

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		$3,300,000	$3,488,060
Nationwide Building Society
6.250%, 02/25/2020 (S)		5,000,000	5,045,340
Nordea Bank AB 2.125%, 01/14/2014 (S)		1,000,000	992,791
Pacific LifeCorp. 6.000%, 02/10/2020 (S)		1,200,000	1,284,449
Pricoa Global Funding I
0.353%, 01/30/2012 (P)(S)		3,900,000	3,893,479
0.560%, 09/27/2013 (P)(S)		3,300,000	3,263,278
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,700,000	2,862,815
5.550%, 04/27/2015		4,300,000	4,785,638
Prudential Financial, Inc.
6.625%, 12/01/2037		900,000	987,356
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		900,000	960,750
Resona Bank, Ltd. (5.850% to 04/15/2016,
then 3 month
LIBOR + 2.770%) 04/15/2016 (Q)(S)		700,000	689,909
Royal Bank of Scotland PLC
0.529%, 10/14/2016 (P)		1,000,000	702,790
1.105%, 09/29/2015 (P)		800,000	586,722
2.465%, 01/28/2016 (P)	EUR	100,000	99,452
2.625%, 05/11/2012 (S)		$6,300,000	6,380,054
3.950%, 09/21/2015		4,100,000	3,857,965
RZD Capital, Ltd. 5.739%, 04/03/2017		3,100,000	3,083,632
Santander US Debt SA Unipersonal
1.169%, 03/30/2012 (P)(S)		22,700,000	22,533,359
2.991%, 10/07/2013 (S)		9,500,000	9,131,647
SLM Corp.
3.125%, 09/17/2012	EUR	5,600,000	7,358,617
5.125%, 08/27/2012		$5,030,000	5,027,958
5.375%, 05/15/2014		1,300,000	1,279,866
6.250%, 01/25/2016		1,100,000	1,080,289
State Bank of India/London
4.500%, 07/27/2015 (S)		2,900,000	2,903,956
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		3,802,743	3,929,032
Stone Street Trust 5.902%, 12/15/2015 (S)		7,500,000	7,769,700
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		2,100,000	2,114,769
Suntrust Bank 0.822%, 12/20/2011	EUR	3,800,000	5,052,459
Swedbank AB 3.625%, 12/02/2011		100,000	134,399
Sydney Airport Finance
Company Pty, Ltd.
5.125%, 02/22/2021 (S)		$600,000	625,655
The Goldman Sachs Group, Inc.
1.015%, 01/30/2017 (P)	EUR	1,000,000	1,107,942
1.042%, 05/23/2016 (P)		2,600,000	2,957,601
5.625%, 01/15/2017		$900,000	873,648
5.950%, 01/18/2018		8,200,000	8,450,567
6.150%, 04/01/2018		3,400,000	3,526,905
6.250%, 09/01/2017		6,600,000	6,879,035
6.375%, 05/02/2018	EUR	300,000	408,360
TNK-BP Finance SA
6.125%, 03/20/2012 (S)		$700,000	707,000
UBS AG/Stamford CT
1.253%, 01/28/2014 (P)		1,000,000	987,517
1.403%, 02/23/2012 (P)		3,700,000	3,709,750
5.750%, 04/25/2018		2,400,000	2,471,242
5.875%, 12/20/2017		2,600,000	2,677,561
Vnesheconombank
5.450%, 11/22/2017 (S)		1,200,000	1,146,000
Wachovia Corp.
5.625%, 10/15/2016		300,000	324,512

379

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Wachovia Corp. (continued)
5.750%, 02/01/2018	$7,600,000	$8,571,554
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%) ,03/15/2018 (Q)	75,400,000	77,662,000
Westpac Banking Corp.
0.730%, 07/16/2014 (P)(S)	1,000,000	1,011,919
3.585%, 08/14/2014 (S)	2,700,000	2,884,159

		709,905,030
Health Care - 0.05%
AstraZeneca PLC
5.900%, 09/15/2017	1,400,000	1,673,952
Industrials - 0.65%
Caterpillar, Inc.
0.468%, 05/21/2013 (P)	12,800,000	12,810,266
International Lease Finance Corp.
5.300%, 05/01/2012	2,800,000	2,772,000
5.750%, 05/15/2016	800,000	711,468
6.750%, 09/01/2016 (S)	2,100,000	2,105,250
Noble Group, Ltd.
6.750%, 01/29/2020	2,800,000	2,464,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	1,100,000	1,089,000

		21,951,984
Information Technology - 0.43%
Hewlett-Packard Company
0.588%, 05/24/2013 (P)	14,800,000	14,632,301
Materials - 0.56%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	1,200,000	1,095,120
Corporacion Nacional del Cobre de Chile
6.150%, 10/24/2036 (S)	400,000	486,065
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)	5,000,000	5,262,500
CSN Resources SA
6.500%, 07/21/2020 (S)	4,300,000	4,482,750
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)	2,800,000	2,870,000
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	900,000	852,750
Rohm & Haas Company
6.000%, 09/15/2017	2,100,000	2,375,539
Vale Overseas, Ltd.
6.250%, 01/23/2017	700,000	758,800
6.875%, 11/21/2036	700,000	756,702

		18,940,226
Telecommunication Services - 0.18%
AT&T Corp.
7.300%, 11/15/2011	1,538,000	1,548,974
AT&T, Inc.
4.950%, 01/15/2013	500,000	523,709
5.500%, 02/01/2018	400,000	462,188
6.300%, 01/15/2038	300,000	344,504
Qtel International Finance, Ltd.
3.375%, 10/14/2016 (S)	200,000	200,125
4.750%, 02/16/2021 (S)	300,000	299,625
Qwest Corp.
7.625%, 06/15/2015	2,700,000	2,889,000

		6,268,125

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities - 0.19%
Dominion Resources, Inc.
5.700%, 09/17/2012		$150,000	$156,578
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		600,000	580,883
Nisource Finance Corp.
6.125%, 03/01/2022		4,800,000	5,446,901
PSEG Power LLC
6.950%, 06/01/2012		100,000	103,776

			6,288,138

TOTAL CORPORATE BONDS (Cost $891,800,884)			$875,786,659

CAPITAL PREFERRED SECURITIES - 0.65%
Financials - 0.65%
BAC Capital Trust VII
5.250%, 08/10/2035	GBP	900,000	828,042
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month
LIBOR + 4.170%)
12/21/2057		$13,700,000	13,426,000
JPMorgan Chase Capital XX
6.550%, 09/29/2036		700,000	708,445
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBP
LIBOR + 2.060%)
01/25/2017 (Q)	GBP	700,000	998,796
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month
LIBOR + 1.865%)
07/01/2013 (I)(Q)		$2,100,000	945,000
State Street Capital Trust IV
1.347%, 06/15/2037 (P)		600,000	411,116
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)		5,400,000	4,009,500
USB Capital IX
3.500%, 11/28/2011 (P)(Q)		500,000	352,505
ZFS Finance USA Trust IV (5.875% to
05/09/2012, then 3 month
LIBOR + 1.815%)
05/09/2032 (S)		438,000	434,150

			22,113,554

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $22,967,876)			$22,113,554

CONVERTIBLE BONDS - 0.54%
Energy - 0.54%
Transocean, Inc.
1.500%, 12/15/2037		18,400,000	18,147,000

TOTAL CONVERTIBLE BONDS (Cost $17,139,092)			$18,147,000

MUNICIPAL BONDS - 3.80%
Alaska - 0.22%
Northern Tobacco Securitization Corp.
5.000%, 06/01/2046		12,000,000	7,548,840
California - 1.18%
Bay Area Toll Authority
7.043%, 04/01/2050		4,200,000	5,668,908
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049		1,100,000	1,284,030

380

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
California State University
6.484%, 11/01/2041	$2,000,000	$2,343,940
City of Los Angeles, CA
5.713%, 06/01/2039	1,000,000	1,167,920
Los Angeles County Public Works
Financing Authority
7.488%, 08/01/2033	500,000	621,745
7.618%, 08/01/2040	800,000	1,014,504
Los Angeles Unified School District
4.500%, 07/01/2022	6,200,000	6,606,720
6.758%, 07/01/2034	3,300,000	4,156,251
State of California
5.650%, 04/01/2039 (P)	1,200,000	1,274,280
7.500%, 04/01/2034	1,300,000	1,555,437
7.550%, 04/01/2039	1,300,000	1,608,737
7.600%, 11/01/2040	2,600,000	3,249,402
University of California
6.398%, 05/15/2031	500,000	590,785
6.548%, 05/15/2048	7,300,000	8,748,539

		39,891,198
Illinois - 0.54%
Chicago Transit Authority
6.200%, 12/01/2040	1,300,000	1,503,489
Chicago Transit Authority, Series A
6.300%, 12/01/2021	200,000	224,926
6.899%, 12/01/2040	3,400,000	4,053,106
Chicago Transit Authority, Series B
6.300%, 12/01/2021	400,000	449,852
6.899%, 12/01/2040	3,300,000	3,933,897
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	3,311,577
State of Illinois
4.071%, 01/01/2014	2,400,000	2,471,376
4.511%, 03/01/2015	1,000,000	1,044,100
6.900%, 03/01/2035	1,000,000	1,087,120

		18,079,443
Iowa - 0.23%
Iowa Tobacco Settlement Authority,
Series A
6.500%, 06/01/2023	350,000	327,457
State of Iowa
6.750%, 06/01/2034	6,400,000	7,451,072

		7,778,529
Nebraska - 0.02%
Public Power Generation Agency
7.242%, 01/01/2041	500,000	588,485
Nevada - 0.48%
City of North Las Vegas
6.572%, 06/01/2040	11,600,000	13,385,240
County of Clark
6.820%, 07/01/2045	2,200,000	2,784,936

		16,170,176
New Jersey - 0.50%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	12,000,000	17,063,040
New York - 0.40%
New York City Municipal Water
Finance Authority
5.882%, 06/15/2044	5,100,000	6,382,803
6.011%, 06/15/2042	1,000,000	1,325,580

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
New York (continued)
New York City Municipal Water Finance
Authority (continued)
6.282%, 06/15/2042		$5,100,000	$5,857,350

			13,565,733
North Carolina - 0.10%
North Carolina Turnpike Authority
6.700%, 01/01/2039		3,000,000	3,434,250
Ohio - 0.11%
American Municipal Power, Inc.
8.084%, 02/15/2050		2,700,000	3,834,432
Rhode Island - 0.01%
Tobacco Settlement Financing Corp.
6.250%, 06/01/2042		500,000	454,605
Wisconsin - 0.01%
Wisconsin State Clean Water Revenue
5.100%, 06/01/2021		110,000	113,574
5.100%, 06/01/2022		25,000	25,812

			139,386

TOTAL MUNICIPAL BONDS (Cost $109,439,077)			$128,548,117

TERM LOANS (M) - 0.18%
Financials - 0.18%
Springleaf Finance Funding Company
5.500%, 05/10/2017		7,100,000	6,194,750

TOTAL TERM LOANS (Cost $7,065,446)			$6,194,750

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.24%
Commercial & Residential - 5.19%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.218%, 02/25/2045 (P)		801,357	638,440
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
2.735%, 05/16/2047 (S)	EUR	1,516,325	2,029,320
Series 2010-1A, Class A2B,
2.935%, 05/16/2047 (S)		5,200,000	6,938,512
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.979%, 11/15/2015 (P)(S)		$2,608,735	2,324,670
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.717%, 05/25/2035 (P)		1,400,212	1,391,653
Series 2004-A, Class 1A3,
4.674%, 09/20/2034 (P)		338,616	333,884
Bank of America
Mortgage Securities, Inc.
Series 2004-2, Class 5A1,
6.500%, 10/25/2031		14,357	14,553
Series 2004-1, Class 5A1,
6.500%, 09/25/2033		120,092	125,845
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		3,890,218	3,885,577
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		9,000,000	8,856,000
Series 2011-RR5, Class 12A1,
5.783%, 03/26/2037 (P)(S)		600,000	454,800

381

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-6, Class 1A1,
2.620%, 09/25/2034 (P)	$97,122	$66,768
Series 2005-2, Class A1,
2.710%, 03/25/2035 (P)	13,224,181	12,268,985
Series 2002-11, Class 1A2,
2.767%, 02/25/2033 (P)	146,360	116,650
Series 2004-3, Class 1A2,
2.803%, 07/25/2034 (P)	63,409	50,899
Series 2003-8, Class 2A1,
2.866%, 01/25/2034 (P)	793,425	745,367
Series 2004-7, Class 1A1,
3.089%, 10/25/2034 (P)	76,056	57,956
Series 2004-9, Class 22A1,
3.284%, 11/25/2034 (P)	910,292	846,685
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.395%, 02/25/2034 (P)	1,817,535	1,325,637
Series 2005-4, Class 2A1,
2.599%, 05/25/2035 (P)	2,422,900	1,766,886
Series 2004-9, Class 2A1,
2.674%, 09/25/2034 (P)	106,194	72,698
Series 2005-7, Class 22A1,
2.772%, 09/25/2035 (P)	1,429,488	964,620
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	2,000,000	2,197,532
Series 2007-PW18, Class A4,
5.700%, 06/11/2050	5,200,000	5,603,010
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.370%, 08/25/2035 (P)	11,997,971	10,906,204
Series 2005-11, Class A2A,
2.500%, 10/25/2035 (P)	526,507	451,391
Commercial Mortgage Pass Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046	4,100,000	4,305,927
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.435%, 06/25/2037 (P)	12,707,546	7,867,420
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033	40,726	42,682
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-3, Class 1A2,
0.525%, 04/25/2035 (P)	373,920	220,612
Series 2005-HYB9, Class 3A2A,
2.595%, 02/20/2036 (P)	588,539	436,223
Series 2004-HYB9, Class 1A1,
2.774%, 02/20/2035 (P)	3,884,354	3,002,101
Series 2004-12, Class 11A2,
2.793%, 08/25/2034 (P)	68,082	49,392
Series 2004-22, Class A3,
3.033%, 11/25/2034 (P)	2,233,832	1,680,693
Series 2003-10, Class A2,
5.750%, 05/25/2033	8,204	8,257
Series 2003-R4, Class 2A,
6.500%, 01/25/2034 (P)(S)	157,303	157,401
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1
2.651%, 09/25/2034 (P)	231,759	219,048

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse Mortgage
Capital Certificates
Series 2007-C5, Class A4,
5.695%, 09/15/2040 (P)		$11,200,000	$11,942,370
Series 2006-C2, Class A3,
5.824%, 03/15/2039 (P)		700,000	733,318
European Loan Conduit, Series 25X,
Class A
1.685%, 05/15/2019 (P)	EUR	361,032	396,628
First Nationwide Trust, Series 2001-3,
Class 1A1
6.750%, 08/21/2031		$3,338	3,441
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
5.126%, 11/19/2035 (P)		567,248	479,681
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.315%, 10/25/2046 (P)		344,763	317,822
Series 2006-AR8, Class 1A1A,
0.315%, 01/25/2047 (P)		325,836	307,055
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		300,000	316,286
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,600,000	1,660,178
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.143%, 03/06/2020 (P)(S)		3,778,170	3,752,944
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.151%, 11/25/2035 (P)		2,285,207	2,080,453
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.450%, 05/19/2035 (P)		545,020	334,080
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.955%, 10/15/2054 (P)(S)	EUR	2,900,000	3,859,500
Homebanc Mortgage Trust, Series 2005-4,
Class A1
0.505%, 10/25/2035 (P)		$8,102,170	5,251,016
Impac CMB Trust, IMM 2004-6 1A2
1.015%, 10/25/2034 (P)		12,864,559	10,415,262
Indymac ARM Trust, Series 2001-H2,
Class A2
1.821%, 01/25/2032 (P)		7,049	5,545
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		5,000,000	4,902,150
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		500,000	518,782
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		1,200,000	1,275,800
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.018%, 02/25/2035 (P)		777,447	738,698
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		353,117	331,707
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.709%, 06/15/2030 (P)		1,499,032	1,380,939

382

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.445%, 02/25/2036 (P)	$1,113,877	$738,778
Series 2005-3, Class 5A,
0.485%, 11/25/2035 (P)	902,042	674,279
Series 2005-2, Class 3A,
1.222%, 10/25/2035 (P)	506,575	409,638
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)	1,300,000	1,334,648
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.290%, 10/15/2020 (P)(S)	469,260	466,937
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049	4,884,916	5,050,454
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	400,000	429,871
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.984%, 08/12/2045 (P)(S)	1,300,000	1,418,856
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)	222,625	236,981
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.635%, 02/25/2019 (P)	29,702	28,926
Series 2004-CL1, Class 1A2,
0.635%, 02/25/2034 (P)	296,261	274,585
RBSSP Resecuritization Trust
RBSSP 2011-4 6A1,
0.458%, 06/27/2036 (P)(S)	3,200,000	1,849,866
Series 2011-3, Class 2A1,
0.468%, 02/26/2037 (P)(S)	5,204,346	4,432,531
Residential Funding Mortgage Securities I
Series 2004-S2, Class A1,
5.250%, 03/25/2034	16,013	16,092
Series 2004-S9, Class 1A23,
5.500%, 12/25/2034	300,000	279,760
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class A2
5.951%, 07/22/2030 (P)(S)	583,664	600,457
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-8, Class 3A
2.533%, 07/25/2034 (P)	193,659	168,171
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR2, Class 2A1,
0.465%, 05/25/2045 (P)	47,223	27,475
Series 2005-AR5, Class A3,
0.480%, 07/19/2035 (P)	2,206,625	1,839,674
Structured Asset Securities Corp.
Series 2001-21A, Class 1A1,
2.303%, 01/25/2032 (P)	23,867	19,665
Series 2006-11, Class A1,
2.655%, 10/25/2035 (P)(S)	1,103,741	873,967
Series 2002-1A, Class 4A,
2.661%, 02/25/2032 (P)	25,546	23,779
Thornburg Mortgage Securities Trust,
Series 2006-6, Class A1
0.345%, 11/25/2046 (P)	1,265,430	1,259,176

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.309%, 06/15/2020 (P)(S)	$3,770,705	$3,305,804
Series 2006-WL7A, Class A1,
0.319%, 09/15/2021 (P)(S)	5,737,943	5,537,115
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.465%, 04/25/2045 (P)	51,720	40,163
Series 2005-AR13, Class A1A1,
0.525%, 10/25/2045 (P)	511,103	392,467
Series 2005-AR2, Class 2A1A,
0.545%, 01/25/2045 (P)	30,247	23,025
Series 2002-AR17, Class 1A,
1.442%, 11/25/2042 (P)	228,661	186,746
Series 2002-AR6, Class A,
1.642%, 06/25/2042 (P)	9,234	7,028
Series 2002-AR9, Class 1A,
1.642%, 08/25/2042 (P)	776,514	642,128
Series 2003-AR1, Class 2A,
2.262%, 02/25/2033 (P)	114,115	97,488
Series 2002-AR2, Class A,
2.600%, 02/27/2034 (P)	88,818	83,629
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A1,
2.731%, 03/25/2036 (P)	2,441,459	2,003,415
Series 2006-AR2, Class 2A5,
2.731%, 03/25/2036 (P)	7,324,377	5,862,754
Series 2004-CC, Class A1,
4.795%, 01/25/2035 (P)	1,986,968	1,833,461
U.S. Government Agency - 1.05%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.379%, 07/15/2019 (P)	1,844,412	1,845,660
Series 3335, Class FT,
0.379%, 08/15/2019 (P)	4,445,380	4,448,687
Series 3149, Class LF,
0.529%, 05/15/2036 (P)	1,688,148	1,681,371
Series T-63, Class 1A1,
1.452%, 02/25/2045 (P)	229,529	220,885
Series 2901, Class UB,
5.000%, 03/15/2033	800,000	865,551
Series 2906, Class GZ,
5.000%, 09/15/2034	420,137	478,838
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	455,896
Series 2941, Class WE,
5.000%, 03/15/2035	400,000	454,247
Series 24989, Class PE,
6.000%, 08/15/2032	584,204	654,403
Series 2503, Class PZ,
6.000%, 09/15/2032	2,399,179	2,713,076
Series 2362, Class ZA,
6.500%, 09/15/2031	574,495	658,104
Series 2204, Class Z,
7.500%, 12/20/2029	645,459	765,961
Series 2247, Class Z,
7.500%, 08/15/2030	338,792	399,948
Federal National Mortgage Association
Series 2007-73, Class A1,
0.295%, 07/25/2037 (P)	173,572	171,458

383

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2004-11, Class A,
0.355%, 03/25/2034 (P)	$33,253	$32,561
Series 2007-30, Class AF,
0.545%, 04/25/2037 (P)	2,475,316	2,462,908
Series 2004-W2, Class 1A3F,
0.585%, 02/25/2044 (P)	70,790	70,734
Series 2003-116, Class FA,
0.635%, 11/25/2033 (P)	202,842	203,130
Series 2005-75, Class FL,
0.685%, 09/25/2035 (P)	4,631,895	4,623,570
Series 2006-5, Class 3A2,
2.393%, 05/25/2035 (P)	264,632	272,705
Series 2003-21, Class M,
5.000%, 02/25/2017	39,566	39,502
Series 2005-9, Class ZA,
5.000%, 02/25/2035	697,323	791,882
Series 2005-14, Class KZ,
5.000%, 03/25/2035	138,886	138,184
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	7,696,826	8,655,244
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044	150,543	164,251
Series 2003-W1, Class 1A1,
6.322%, 12/25/2042 (P)	391,447	438,951
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034	140,046	163,925
Series 2005-3, Class JZ,
5.000%, 01/16/2035	139,465	165,863
Series 2005-3, Class KZ,
5.000%, 01/16/2035	139,465	152,123
Series 2005-21, Class Z,
5.000%, 03/20/2035	1,106,477	1,258,484

		35,448,102

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $219,449,559)		$211,345,844

ASSET BACKED SECURITIES - 2.68%
Bear Stearns Asset Backed
Securities Trust, Series 2007-HE5,
Class 1A1
0.325%, 06/25/2047 (P)	507,972	489,214
Citibank Omni Master Trust,
Series 2009-A8, Class A8
2.329%, 05/16/2016 (P)(S)	20,800,000	20,977,031
Duane Street CLO, Series 2005-1A,
Class A
0.519%, 11/08/2017 (P)(S)	38,038,719	36,815,660
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.605%, 05/25/2040 (P)(S)	997,227	818,005
FN Dus Pool A.S. REIT
3.330%, 11/21/2021	400,000	408,781
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.935%, 01/25/2032 (P)	8,063	7,599
Hillmark Funding, Series 2006-1A,
Class A1
0.548%, 05/21/2021 (P)(S)	10,800,000	9,952,481

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.795%, 10/25/2034 (P)		$86,584	$63,494
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.315%, 05/25/2037 (P)		505,634	455,035
Penta CLO SA, Series 2007-1X, Class A1
1.934%, 06/04/2024 (P)	EUR	1,065,138	1,234,370
SLC Student Loan Trust,,
Series 2009-AA, Class A
4.750%, 06/15/2033 (P)(S)		$733,053	733,045
SLM Student Loan Trust
Series 2008-9, Class A,
1.753%, 04/25/2023 (P)		16,395,773	16,841,349
Series 2010-C, Class A2,
2.879%, 12/16/2019 (P)(S)		1,000,000	1,018,075
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.315%, 06/25/2037 (P)		1,267,688	1,091,781

TOTAL ASSET BACKED SECURITIES (Cost $90,966,645)			$90,905,920

PREFERRED SECURITIES - 0.24%
Financials - 0.24%
DG Funding Trust (P)(S)		$981	$8,166,673

TOTAL PREFERRED SECURITIES (Cost $10,336,921)			$8,166,673

OPTIONS PURCHASED - 0.01%
Call Options - 0.01%
Over the Counter USD Purchased Options
on 1 Year Interest Rate Swap
(Expiration Date: 04/30/2012; Strike
Price : $1.25; Counterparty: The Royal
Bank of Scotland PLC) (I)		52,800,000	364,331

TOTAL OPTIONS PURCHASED (Cost $208,362)			$364,331

SHORT-TERM INVESTMENTS - 26.29%
Repurchase Agreement - 0.05%
Repurchase Agreement with State
Street Corp. dated 09/30/2011 at
0.010% to be repurchased at $1,680,001
on 10/03/2011, collateralized by
$1,715,000 Federal Home Loan Bank,
0.250% due 06/29/2012 (valued at
$1,717,144, including interest)		1,680,000	1,680,000
Commercial Paper* - 5.53%
Erste Abwicklungsanstalt
0.330%, 11/10/2011		5,400,000	5,398,020
Itau Unibanco Holdings SA
1.313%, 12/05/2011		1,900,000	1,895,080
1.583%, 02/06/2012		23,600,000	23,463,794
1.750%, 01/17/2012		11,700,000	11,639,637
Kells Funding LLC
0.240%, 11/07/2011		19,800,000	19,795,116
0.250%, 11/17/2011		5,500,000	5,498,205
0.260%, 10/05/2011		8,000,000	7,999,769
0.260%, 10/05/2011		7,800,000	7,799,775
0.260%, 12/01/2011		8,000,000	7,996,476
0.270%, 10/04/2011		37,000,000	36,999,168
0.270%, 10/04/2011		8,000,000	7,999,820
0.270%, 11/03/2011		19,600,000	19,595,149
0.300%, 10/03/2011		19,100,000	19,099,682
0.310%, 11/16/2011		12,100,000	12,095,207

			187,274,898

384

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government* - 0.62%
U.S. Treasury Bill
0.003%, 11/03/2011 (F)		$300,000	$299,998
0.005%, 10/27/2011 (F)		408,000	407,992
0.005%, 12/01/2011		1,040,000	1,039,989
0.005%, 02/02/2012 (F)		680,000	679,988
0.009%, 03/01/2012		280,000	279,988
0.010%, 03/08/2012 (F)		5,952,000	5,951,386
0.020%, 10/20/2011 (F)		340,000	339,993
0.022%, 02/09/2012 (F)		1,764,000	1,763,820
0.024%, 03/22/2012 (F)		4,390,000	4,389,606
0.026%, 02/23/2012 (F)		530,000	529,929
0.028%, 03/15/2012 (F)		1,040,000	1,039,898
0.031%, 11/10/2011 (F)		1,872,000	1,871,994
0.047%, 03/01/2012		940,000	939,821
0.049%, 03/01/2012		330,000	329,937
0.063%, 03/01/2012 (F)		1,210,000	1,209,693

			21,074,032
Foreign Government* - 20.09%
Japan Treasury Discount Bill
0.088%, 10/11/2011	JPY	7,720,000,000	100,080,747
0.097%, 10/24/2011		15,690,000,000	203,411,145
0.097%, 11/07/2011		3,100,000,000	40,187,905
0.098%, 11/14/2011		15,740,000,000	204,046,764
0.098%, 11/21/2011		5,250,000,000	68,057,303
0.099%, 10/31/2011		260,000,000	3,370,668
0.940%, 10/17/2011		4,700,000,000	60,933,949

			680,088,481

TOTAL SHORT-TERM INVESTMENTS (Cost $879,502,383)			$890,117,411

Total Investments (Total Return Trust)
(Cost $4,498,559,044) - 133.51%			$4,521,121,631
Other assets and liabilities, net - (33.51%)			(1,134,695,145)

TOTAL NET ASSETS - 100.00%			$3,386,426,486

SALE COMMITMENTS OUTSTANDING
U.S. Government Agency - (1.79)%
Federal National Mortgage Association
3.500%, TBA		(59,000,000)	(60,633,568)
U.S. Government - (1.35)%
U.S. Treasury Notes 1.500%, 07/31/2016		(44,650,000)	(45,881,447)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(105,568,473))			$(106,515,015)

Total Stock Market Index Trust
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 98.05%
Consumer Discretionary - 11.82%
Auto Components - 0.33%
American Axle &
Manufacturing Holdings, Inc. (I)(L)		1,582	$12,040
Amerigon, Inc. (I)		666	8,478
BorgWarner, Inc. (I)(L)		2,566	155,320
Cooper Tire & Rubber Company		1,549	16,869
Dana Holding Corp. (I)		3,254	34,167
Dorman Products, Inc. (I)		456	15,084
Drew Industries, Inc.		570	11,389
Exide Technologies (I)		2,107	8,428

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Federal-Mogul Corp. (I)	2,412	$35,577
Fuel Systems Solutions, Inc. (I)	460	8,837
Gentex Corp.	3,389	81,505
Icahn Enterprises LP	1,912	69,138
Johnson Controls, Inc.	15,925	419,942
Modine Manufacturing Company (I)	1,044	9,459
Spartan Motors, Inc.	1,002	4,138
Standard Motor Products, Inc.	572	7,419
Stoneridge, Inc. (I)	872	4,552
Superior Industries International, Inc.	742	11,464
Tenneco, Inc. (I)	1,333	34,138
The Goodyear Tire & Rubber Company (I)	5,784	58,361
Tower International, Inc. (I)	347	3,578
TRW Automotive Holdings Corp. (I)	2,912	95,310

		1,105,193
Automobiles - 0.57%
Ford Motor Company (I)	89,174	862,313
General Motors Company (I)	36,626	739,113
Harley-Davidson, Inc. (L)	5,570	191,218
Tesla Motors, Inc. (I)(L)	2,335	56,951
Thor Industries, Inc. (L)	1,351	29,925
Winnebago Industries, Inc. (I)(L)	865	5,986

		1,885,506
Distributors - 0.10%
Audiovox Corp., Class A (I)	569	3,124
Core-Mark Holding Company, Inc.	349	10,690
Genuine Parts Company (L)	3,634	184,607
LKQ Corp. (I)(L)	3,506	84,705
Pool Corp. (L)	1,186	31,049
Weyco Group, Inc.	346	7,716

		321,891
Diversified Consumer Services - 0.27%
American Public Education, Inc. (I)	453	15,402
Apollo Group, Inc., Class A (I)	3,321	131,545
Ascent Media Corp., Class A (I)	262	10,302
Bridgepoint Education, Inc. (I)(L)	1,289	22,480
Capella Education Company (I)	410	11,636
Career Education Corp. (I)	1,814	23,673
Coinstar, Inc. (I)(L)	754	30,160
Corinthian Colleges, Inc. (I)	2,076	3,239
DeVry, Inc.	1,612	59,580
Education Management Corp. (I)(L)	3,020	44,817
Grand Canyon Education, Inc. (I)	1,151	18,589
H&R Block, Inc. (L)	7,256	96,577
Hillenbrand, Inc.	1,560	28,704
ITT Educational Services, Inc. (I)(L)	662	38,118
K12, Inc. (I)	824	20,979
Learning Tree International, Inc. (I)	519	3,799
Lincoln Educational Services Corp.	678	5,485
Mac-Gray Corp.	473	6,106
Matthews International Corp., Class A	747	22,978
Regis Corp. (L)	1,321	18,613
Service Corp. International (L)	5,722	52,414
Sotheby’s	1,604	44,222
Steiner Leisure, Ltd. (I)	379	15,452
Stewart Enterprises, Inc., Class A (L)	2,435	14,488
Stonemor Partners LP	452	12,588
Strayer Education, Inc. (L)	299	22,924
Universal Technical Institute, Inc. (I)	601	8,168
Weight Watchers International, Inc.	1,728	100,656

		883,694

385

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.17%
AFC Enterprises, Inc. (I)	705	$8,340
Ambassadors Group, Inc.	714	4,091
Ameristar Casinos, Inc.	831	13,338
Bally Technologies, Inc. (I)	1,263	34,076
Biglari Holdings, Inc. (I)	36	10,670
BJ’s Restaurants, Inc. (I)(L)	673	29,686
Bob Evans Farms, Inc.	747	21,304
Boyd Gaming Corp. (I)	2,162	10,594
Bravo Brio Restaurant Group, Inc. (I)	287	4,776
Brinker International, Inc.	2,008	42,007
Buffalo Wild Wings, Inc. (I)(L)	443	26,491
Caribou Coffee Company, Inc. (I)	570	6,737
Carnival Corp.	14,326	434,078
Carrols Restaurant Group, Inc. (I)	696	6,194
CEC Entertainment, Inc.	521	14,833
Cedar Fair LP	1,451	27,424
Chipotle Mexican Grill, Inc. (I)(L)	727	220,245
Choice Hotels International, Inc. (L)	1,424	42,321
Churchill Downs, Inc.	397	15,495
Cracker Barrel Old Country Store, Inc. (L)	552	22,124
Darden Restaurants, Inc. (L)	3,179	135,902
Denny’s Corp. (I)	2,791	9,294
DineEquity, Inc. (I)	468	18,013
Domino’s Pizza, Inc. (I)	1,473	40,139
Einstein Noah Restaurant Group, Inc.	529	6,787
Frisch’s Restaurants, Inc.	223	4,326
Gaylord Entertainment Company (I)(L)	1,164	22,512
Great Wolf Resorts, Inc. (I)	1,526	3,907
Hyatt Hotels Corp., Class A (I)	4,118	129,182
International Game Technology	7,111	103,323
International Speedway Corp., Class A	1,141	26,060
Interval Leisure Group, Inc. (I)	1,476	19,660
Isle of Capri Casinos, Inc. (I)	996	4,821
Jack in the Box, Inc. (I)	1,167	23,247
Krispy Kreme Doughnuts, Inc. (I)	1,678	11,444
Las Vegas Sands Corp. (I)	17,135	656,956
Life Time Fitness, Inc. (I)	1,011	37,255
Luby’s, Inc. (I)	958	3,928
Marcus Corp.	951	9,462
Marriott International, Inc., Class A (L)	8,456	230,341
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	594	4,110
McDonald’s Corp.	24,294	2,133,499
MGM Resorts International (I)(L)	11,571	107,495
Monarch Casino & Resort, Inc. (I)	604	5,907
Morgans Hotel Group Company (I)(L)	1,196	7,164
Multimedia Games Holding Company, Inc. (I)	1,164	4,703
O’Charley’s, Inc. (I)	774	4,598
Orient Express Hotels, Ltd., Class A (I)(L)	2,153	14,877
P.F. Chang’s China Bistro, Inc. (L)	587	15,990
Panera Bread Company, Class A (I)	712	74,005
Papa John’s International, Inc. (I)	652	19,821
Peet’s Coffee & Tea, Inc. (I)(L)	321	17,860
Penn National Gaming, Inc. (I)	1,875	62,419
Pinnacle Entertainment, Inc. (I)(L)	1,568	14,237
Red Lion Hotels Corp. (I)	857	5,750
Red Robin Gourmet Burgers, Inc. (I)(L)	390	9,395
Royal Caribbean Cruises, Ltd. (L)	5,129	110,992
Ruby Tuesday, Inc. (I)	1,530	10,955
Ruth’s Hospitality Group, Inc. (I)(L)	855	3,668
Scientific Games Corp., Class A (I)	2,407	17,138
Shuffle Master, Inc. (I)	1,512	12,716
Sonic Corp. (I)	1,651	11,673
Speedway Motorsports, Inc.	1,124	13,578
Starbucks Corp.	17,594	656,080

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Starwood Hotels &
Resorts Worldwide, Inc. (L)	4,565	$177,213
Texas Roadhouse, Inc., Class A (L)	1,786	23,611
The Cheesecake Factory, Inc. (I)(L)	1,387	34,190
The Wendy’s Company	10,094	46,331
Vail Resorts, Inc. (L)	847	32,008
WMS Industries, Inc. (I)	1,380	24,274
Wyndham Worldwide Corp.	4,000	114,040
Wynn Resorts, Ltd.	2,930	337,184
Yum! Brands, Inc.	10,902	538,450

		7,157,314
Household Durables - 0.39%
American Greetings Corp., Class A (L)	992	18,352
Beazer Homes USA, Inc. (I)	2,798	4,225
Blyth, Inc.	212	11,755
Cavco Industries, Inc. (I)	220	7,577
CSS Industries, Inc.	329	5,488
D.R. Horton, Inc.	7,475	67,574
Ethan Allen Interiors, Inc. (L)	765	10,412
Fortune Brands, Inc.	3,618	195,661
Furniture Brands International, Inc. (I)	1,851	3,813
Harman International Industries, Inc.	1,680	48,014
Helen of Troy, Ltd. (I)	744	18,689
Hooker Furniture Corp.	457	4,136
Hovnanian Enterprises, Inc., Class A (I)(L)	3,070	3,745
iRobot Corp. (I)	671	16,882
Jarden Corp.	2,186	61,776
KB Home (L)	2,091	12,253
La-Z-Boy, Inc. (I)	1,265	9,374
Leggett & Platt, Inc. (L)	3,373	66,752
Lennar Corp., Class A (L)	4,099	55,500
Libbey, Inc. (I)	307	3,236
M/I Homes, Inc. (I)	534	3,209
MDC Holdings, Inc. (L)	1,199	20,311
Meritage Homes Corp. (I)	835	12,642
Mohawk Industries, Inc. (I)	1,607	68,956
Newell Rubbermaid, Inc.	6,859	81,416
NVR, Inc. (I)(L)	135	81,537
Pulte Group, Inc. (I)	9,263	36,589
Ryland Group, Inc.	1,181	12,578
Sealy Corp. (I)	2,921	4,323
Standard Pacific Corp. (I)(L)	4,117	10,169
Tempur-Pedic International, Inc. (I)	1,602	84,281
Toll Brothers, Inc. (I)(L)	3,880	55,988
Tupperware Brands Corp.	1,470	78,998
Universal Electronics, Inc. (I)	417	6,835
Whirlpool Corp.	1,784	89,039

		1,272,085
Internet & Catalog Retail - 1.07%
1-800-Flowers.com, Inc., Class A (I)	2,175	5,046
Amazon.com, Inc. (I)	10,612	2,294,633
Blue Nile, Inc. (I)	392	13,830
Expedia, Inc.	6,415	165,186
Gaiam, Inc., Class A	955	3,237
HomeAway, Inc. (I)	1,776	59,709
HSN, Inc. (I)	1,393	46,150
Liberty Media Corp. - Interactive, Series A (I)	13,819	204,107
Netflix, Inc. (I)(L)	1,232	139,413
NutriSystem, Inc.	805	9,749
Orbitz Worldwide, Inc. (I)	2,566	5,568
Overstock.com, Inc. (I)	707	6,554
PetMed Express, Inc.	676	6,084
priceline.com, Inc. (I)	1,165	523,621

386

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Shutterfly, Inc. (I)(L)	738	$30,391
US Auto Parts Network, Inc. (I)	1,067	5,410
ValueVision Media, Inc. (I)	1,151	2,716

		3,521,404
Leisure Equipment & Products - 0.15%
Arctic Cat, Inc. (I)	519	7,520
Brunswick Corp.	2,164	30,383
Callaway Golf Company (L)	1,516	7,838
Eastman Kodak Co. (I)(L)	6,959	5,429
Hasbro, Inc.	3,193	104,124
Jakks Pacific, Inc.	651	12,336
Johnson Outdoors, Inc. (I)	368	5,660
Leapfrog Enterprises, Inc. (I)	2,194	7,394
Marine Products Corp. (I)(L)	1,228	4,200
Mattel, Inc.	8,112	210,020
Polaris Industries, Inc. (L)	1,618	80,851
Smith & Wesson Holding Corp. (I)	1,795	4,523
Steinway Musical Instruments, Inc. (I)	327	7,050
Sturm Ruger & Company, Inc. (L)	479	12,444

		499,772
Media - 2.91%
AMC Networks, Inc. (I)	1,696	54,187
Arbitron, Inc.	677	22,395
Belo Corp., Class A	2,685	13,130
Cablevision Systems Corp., Class A	7,172	112,816
Carmike Cinemas, Inc. (I)	664	4,389
CBS Corp., Class B	15,698	319,925
Cinemark Holdings, Inc.	2,769	52,279
Clear Channel Outdoor
Holdings, Inc., Class A (I)	8,558	80,103
Comcast Corp., Class A	64,878	1,355,950
Crown Media Holdings, Inc. (I)(L)	6,814	9,744
Cumulus Media, Inc., Class A (I)(L)	1,509	4,286
DIRECTV, Class A (I)	17,993	760,204
Discovery
Communications, Inc., Series A (I)(L)	6,583	247,652
DISH Network Corp. (I)	10,471	262,403
DreamWorks Animation SKG, Inc. (I)(L)	2,049	37,251
Entercom Communications Corp., Class A (I)	1,104	5,796
Entravision
Communications Corp., Class A (I)	3,364	3,431
EW Scripps Company (I)	1,326	9,282
Fisher Communications, Inc. (I)	301	6,724
Gannett Company, Inc. (L)	5,621	53,568
Gray Television, Inc. (I)	2,173	3,390
Harte-Hanks, Inc.	1,747	14,815
John Wiley & Sons, Inc.	1,356	60,234
Journal Communications, Inc., Class A (I)	1,692	5,025
Knology, Inc. (I)	1,035	13,434
Lamar Advertising Company, Class A (I)(L)	2,245	38,232
Liberty Global, Inc., Series A (I)	5,974	216,139
Liberty Media Corp. - Liberty Capitalliberty
Media Corp. - Liber-a (I)	1,722	113,859
Liberty Media Corp. - Starz, Series A (I)	861	54,725
LIN TV Corp., Class A (I)	1,764	3,846
Live Nation Entertainment, Inc. (I)	4,343	34,787
Martha Stewart Living
Omnimedia, Inc., Class A (I)	1,298	4,050
Meredith Corp. (L)	1,091	24,700
Morningstar, Inc.	1,197	67,559
National CineMedia, Inc.	1,162	16,861
News Corp., Class A	61,601	952,967
Nexstar Broadcasting Group, Inc. (I)	858	5,671

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Omnicom Group, Inc.	6,583	$242,518
Outdoor Channel Holdings, Inc. (I)	900	5,148
Pandora Media Incpandora Media Inc (I)(L)	3,577	52,403
ReachLocal, Inc. (I)	589	6,402
Reading International, Inc. (I)	1,287	5,534
Regal Entertainment Group (L)	3,802	44,635
Rentrak Corp. (I)(L)	458	5,766
Scholastic Corp.	703	19,705
Scripps Networks Interactive, Inc., Class A (L)	4,004	148,829
Sinclair Broadcast Group, Inc., Class A	2,115	15,165
Sirius XM Radio, Inc. (I)	93,463	141,129
The Interpublic Group of Companies, Inc.	11,593	83,470
The Madison Square Garden, Inc., Class A (I)	1,332	30,370
The McClatchy Company, Class A (I)	2,673	3,582
The McGraw-Hill Companies, Inc.	7,130	292,330
The New York Times Company, Class A (I)	3,548	20,614
The Walt Disney Company	44,322	1,336,752
The Washington Post Company, Class B (L)	185	60,489
Time Warner Cable, Inc.	7,883	494,028
Time Warner, Inc.	25,144	753,566
Valassis Communications, Inc. (I)(L)	1,198	22,451
Value Line, Inc.	353	4,056
Viacom, Inc., Class B	13,754	532,830
Virgin Media, Inc.	7,506	182,771
World Wrestling
Entertainment, Inc., Class A (L)	2,005	17,865

		9,568,217
Multiline Retail - 0.84%
99 Cents Only Stores (I)	1,658	30,540
Big Lots, Inc. (I)	1,766	61,510
Dillard’s, Inc., Class A (L)	1,282	55,741
Dollar General Corp. (I)(L)	8,028	303,137
Dollar Tree, Inc. (I)	2,848	213,913
Family Dollar Stores, Inc.	2,834	144,137
Fred’s, Inc., Class A (L)	1,056	11,257
Gordmans Stores, Inc. (I)	285	3,411
J.C. Penney Company, Inc. (L)	5,102	136,632
Kohl’s Corp.	6,590	323,569
Macy’s, Inc.	10,005	263,332
Nordstrom, Inc.	5,166	235,983
Saks, Inc. (I)(L)	3,994	34,948
Sears Holdings Corp. (I)(L)	2,538	145,986
Target Corp.	16,169	792,928
The Bon-Ton Stores, Inc.	651	3,235
Tuesday Morning Corp. (I)	1,352	4,759

		2,765,018
Specialty Retail - 2.17%
Aaron’s, Inc.	1,896	47,874
Abercrombie & Fitch Company, Class A	2,066	127,183
Advance Auto Parts, Inc.	1,792	104,115
Aeropostale, Inc. (I)(L)	1,988	21,490
American Eagle Outfitters, Inc.	4,630	54,264
Americas Car-Mart, Inc. (I)	289	8,387
ANN, Inc. (I)	1,264	28,870
Asbury Automotive Group, Inc. (I)	788	12,994
Ascena Retail Group, Inc. (I)	1,823	49,349
AutoNation, Inc. (I)(L)	3,470	113,747
AutoZone, Inc. (I)	984	314,083
Barnes & Noble, Inc. (L)	1,472	17,414
Bebe Stores, Inc.	2,212	14,865
Bed Bath & Beyond, Inc. (I)	5,832	334,232
Best Buy Company, Inc.	9,147	213,125
Big 5 Sporting Goods Corp.	708	4,305

387

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Body Central Corp. (I)	264	$4,794
Brown Shoe Company, Inc. (L)	1,153	8,209
Cabela’s, Inc. (I)(L)	1,670	34,218
CarMax, Inc. (I)(L)	5,332	127,168
Casual Male Retail Group, Inc. (I)	1,549	5,824
Charming Shoppes, Inc. (I)(L)	3,067	7,974
Chico’s FAS, Inc.	4,190	47,892
Christopher & Banks Corp.	1,198	4,229
Citi Trends, Inc. (I)	426	5,014
Collective Brands, Inc. (I)(L)	1,552	20,114
Conn’s, Inc. (I)	772	5,543
Destination Maternity Corp.	407	5,238
Dick’s Sporting Goods, Inc. (I)	2,831	94,725
DSW, Inc., Class A	1,568	72,410
Express, Inc.	2,204	44,719
Foot Locker, Inc.	3,645	73,228
GameStop Corp., Class A (I)(L)	3,331	76,946
Genesco, Inc. (I)(L)	525	27,053
GNC Holdings, Inc., Class A (I)	2,291	46,095
Group 1 Automotive, Inc. (L)	584	20,761
Guess?, Inc.	2,198	62,621
Haverty Furniture Companies, Inc.	658	6,573
hhgregg, Inc. (I)(L)	1,031	10,052
Hibbett Sports, Inc. (I)(L)	668	22,639
Home Depot, Inc.	37,324	1,226,840
HOT Topic, Inc.	1,207	9,209
Jos A. Bank Clothiers, Inc. (I)	653	30,449
Kirkland’s, Inc. (I)	614	5,630
Limited Brands, Inc.	7,209	277,619
Lithia Motors, Inc., Class A	616	8,858
Lowe’s Companies, Inc.	30,540	590,644
Lumber Liquidators Holdings, Inc. (I)	746	11,265
MarineMax, Inc. (I)	667	4,315
Midas, Inc. (I)	588	4,822
Monro Muffler Brake, Inc.	719	23,705
New York & Company, Inc. (I)	1,751	5,586
O’Reilly Automotive, Inc. (I)	3,236	215,615
Office Depot, Inc. (I)	7,232	14,898
OfficeMax, Inc. (I)(L)	2,191	10,626
Pacific Sunwear of California, Inc. (I)(L)	2,141	2,569
Penske Automotive Group, Inc. (L)	2,225	35,600
PEP Boys - Manny, Moe & Jack (L)	1,341	13,236
PetSmart, Inc.	2,657	113,321
Pier 1 Imports, Inc. (I)	2,797	27,355
RadioShack Corp. (L)	2,580	29,980
Rent-A-Center, Inc. (L)	1,519	41,697
Ross Stores, Inc.	2,749	216,319
Rue21, Inc. (I)(L)	487	11,050
Sally Beauty Holdings, Inc. (I)(L)	4,342	72,077
Select Comfort Corp. (I)(L)	1,360	18,999
Shoe Carnival, Inc. (I)	352	8,307
Signet Jewelers, Ltd.	1,994	67,397
Sonic Automotive, Inc.	1,104	11,912
Stage Stores, Inc.	919	12,747
Staples, Inc.	16,799	223,427
Stein Mart, Inc.	1,168	7,300
Systemax, Inc. (I)	952	12,109
Talbots, Inc. (I)(L)	1,745	4,712
The Buckle, Inc. (L)	1,131	43,498
The Cato Corp., Class A	724	16,333
The Children’s Place Retail Stores, Inc. (I)(L)	613	28,523
The Finish Line, Inc., Class A (L)	1,301	26,007
The Gap, Inc. (L)	12,923	209,870
The Men’s Wearhouse, Inc.	1,225	31,948
The Wet Seal, Inc., Class A (I)(L)	2,725	12,208

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Tiffany & Company	2,993	$182,034
TJX Companies, Inc.	9,036	501,227
Tractor Supply Company	1,696	106,085
TravelCenters of America, LLC (I)	1,144	4,038
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,445	89,922
Urban Outfitters, Inc. (I)(L)	3,776	84,280
Vitamin Shoppe, Inc. (I)	559	20,929
West Marine, Inc. (I)	659	5,074
Williams-Sonoma, Inc.	2,474	76,174
Winmark Corp.	165	7,626
Zale Corp. (I)(L)	1,118	3,186
Zumiez, Inc. (I)(L)	801	14,026

		7,133,519
Textiles, Apparel & Luxury Goods - 0.85%
Carter’s, Inc. (I)(L)	1,370	41,840
Cherokee, Inc.	333	4,279
Coach, Inc.	6,894	357,316
Columbia Sportswear Company	812	37,677
Crocs, Inc. (I)	2,044	48,381
Deckers Outdoor Corp. (I)	915	85,333
Fossil, Inc. (I)(L)	1,483	120,212
G-III Apparel Group, Ltd. (I)	510	11,659
Hanesbrands, Inc. (I)	2,274	56,873
Iconix Brand Group, Inc. (I)(L)	1,798	28,408
K-Swiss, Inc., Class A (I)(L)	1,074	4,565
Kenneth Cole Productions, Inc., Class A (I)	637	6,835
Liz Claiborne, Inc. (I)	2,532	12,660
Maidenform Brands, Inc. (I)(L)	602	14,093
Movado Group, Inc.	660	8,039
NIKE, Inc., Class B	11,119	950,786
Oxford Industries, Inc.	405	13,892
Perry Ellis International, Inc. (I)	451	8,479
PVH Corp.	1,475	85,904
Quiksilver, Inc. (I)(L)	3,577	10,910
Ralph Lauren Corp.	2,216	287,415
Skechers U.S.A., Inc., Class A (I)(L)	1,206	16,920
Steven Madden, Ltd. (I)	1,012	30,461
The Jones Group, Inc.	2,157	19,866
The Warnaco Group, Inc. (I)(L)	1,046	48,210
True Religion Apparel, Inc. (I)	665	17,928
Under Armour, Inc., Class A (I)(L)	1,226	81,419
Unifi, Inc. (I)	645	5,270
Vera Bradley, Inc. (I)	865	31,183
VF Corp.	2,566	311,820
Wolverine World Wide, Inc.	1,193	39,667

		2,798,300

		38,911,913
Consumer Staples - 10.35%
Beverages - 2.15%
Boston Beer Company, Inc. (I)(L)	345	25,082
Brown Forman Corp., Class B (L)	3,440	241,282
Central European Distribution Corp. (I)(L)	1,636	11,468
Coca-Cola Bottling Company Consolidated	252	13,976
Coca-Cola Enterprises, Inc.	7,621	189,610
Constellation Brands, Inc., Class A (I)	5,140	92,520
Dr. Pepper Snapple Group, Inc.	5,218	202,354
Hansen Natural Corp. (I)	2,087	182,174
Heckmann Corp. (I)	2,293	12,130
Molson Coors Brewing Company, Class B	4,174	165,332
National Beverage Corp.	1,298	19,678
PepsiCo, Inc.	37,124	2,297,976

388

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
The Coca-Cola Company	53,748	$3,631,215

		7,084,797
Food & Staples Retailing - 2.54%
Arden Group, Inc.	92	7,314
BJ’s Wholesale Club, Inc. (I)	1,262	64,665
Casey’s General Stores, Inc.	899	39,241
Costco Wholesale Corp.	10,247	841,484
CVS Caremark Corp.	31,829	1,068,818
Ingles Markets, Inc.	742	10,566
Nash Finch Company	373	10,045
Pricesmart, Inc. (L)	723	45,057
Rite Aid Corp. (I)(L)	22,455	22,006
Ruddick Corp.	1,170	45,618
Safeway, Inc.	8,331	138,545
Spartan Stores, Inc.	646	10,000
SUPERVALU, Inc. (L)	5,248	34,952
Susser Holdings Corp. (I)	522	10,403
Sysco Corp.	13,726	355,503
The Andersons, Inc. (L)	475	15,989
The Fresh Market, Inc. (I)	939	35,832
The Kroger Company	14,206	311,964
The Pantry, Inc. (I)(L)	626	7,593
United Natural Foods, Inc. (I)	1,152	42,670
Village Super Market, Inc.	374	8,954
Wal-Mart Stores, Inc.	81,439	4,226,684
Walgreen Company	21,492	706,872
Weis Markets, Inc.	673	24,941
Whole Foods Market, Inc.	3,998	261,109
Winn-Dixie Stores, Inc. (I)(L)	1,342	7,945

		8,354,770
Food Products - 1.99%
Alico, Inc.	249	4,890
Archer-Daniels-Midland Company	14,993	371,976
B&G Foods, Inc.	1,133	18,898
Bunge, Ltd. (L)	3,459	201,625
Cal-Maine Foods, Inc. (L)	643	20,209
Calavo Growers, Inc.	474	9,726
Campbell Soup Company	7,545	244,232
Chiquita Brands International, Inc. (I)	1,173	9,783
ConAgra Foods, Inc.	9,613	232,827
Corn Products International, Inc.	1,831	71,848
Darling International, Inc. (I)	2,609	32,847
Dean Foods Company (I)	4,436	39,347
Diamond Foods, Inc.	457	36,464
Dole Food Company, Inc. (I)(L)	1,680	16,800
Farmer Brothers Company	646	3,559
Feihe International, Inc. (I)(L)	571	3,083
Flowers Foods, Inc. (L)	3,273	63,693
Fresh Del Monte Produce, Inc.	1,438	33,362
General Mills, Inc.	14,971	575,934
Green Mountain Coffee Roasters, Inc. (I)	3,513	326,498
Griffin Land & Nurseries, Inc.	165	4,237
H.J. Heinz Company (L)	7,564	381,831
Harbinger Group, Inc. (I)	1,153	5,846
Hormel Foods Corp. (L)	6,304	170,334
Imperial Sugar Company (L)	455	2,930
J & J Snack Foods Corp.	486	23,352
John B. Sanfilippo & Son, Inc. (I)	573	4,573
Kellogg Company	8,517	453,019
Kraft Foods, Inc., Class A	41,299	1,386,820
Lancaster Colony Corp. (L)	662	40,389
Lifeway Foods, Inc. (I)	593	6,327
McCormick & Company, Inc.	3,144	145,127

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Mead Johnson Nutrition Company	4,822	$331,898
Omega Protein Corp. (I)	623	5,657
Pilgrim’s Pride Corp. (I)(L)	4,787	20,440
Ralcorp Holdings, Inc. (I)	1,309	100,413
Sanderson Farms, Inc.	562	26,695
Sara Lee Corp.	13,787	225,417
Smart Balance, Inc. (I)	1,912	11,281
Smithfield Foods, Inc. (I)(L)	3,715	72,443
Snyders-Lance, Inc.	1,338	27,897
The Hain Celestial Group, Inc. (I)(L)	1,072	32,750
The Hershey Company	4,994	295,845
The J.M. Smucker Company	2,745	200,083
Tootsie Roll Industries, Inc. (L)	1,445	34,853
TreeHouse Foods, Inc. (I)	857	52,997
Tyson Foods, Inc., Class A (L)	8,975	155,806

		6,536,861
Household Products - 1.91%
Central Garden & Pet Company, Class A (I)	974	6,896
Church & Dwight Company, Inc. (L)	3,332	147,274
Clorox Company	3,134	207,878
Colgate-Palmolive Company	11,457	1,016,007
Energizer Holdings, Inc. (I)	1,634	108,563
Kimberly-Clark Corp.	9,174	651,446
Oil-Dri Corp of America	334	6,206
The Procter & Gamble Company	65,457	4,135,573
WD-40 Company	456	18,167

		6,298,010
Personal Products - 0.28%
Avon Products, Inc.	10,172	199,371
Elizabeth Arden, Inc. (I)	729	20,733
Herbalife, Ltd.	2,789	149,490
Inter Parfums, Inc.	849	13,117
Medifast, Inc. (I)	441	7,122
Nature’s Sunshine Products, Inc. (I)	300	4,224
Nu Skin Enterprises, Inc., Class A (L)	1,463	59,281
Nutraceutical International Corp. (I)	488	6,237
Prestige Brands Holdings, Inc. (I)	1,369	12,389
Revlon, Inc. (I)	1,331	16,398
Schiff Nutrition International, Inc. (I)	894	9,906
The Estee Lauder Companies, Inc., Class A	4,612	405,118
The Female Health Company	1,047	4,272
USANA Health Sciences, Inc. (I)(L)	433	11,908

		919,566
Tobacco - 1.48%
Alliance One International, Inc. (I)(L)	2,675	6,527
Altria Group, Inc.	48,954	1,312,457
Lorillard, Inc.	3,381	374,277
Philip Morris International, Inc.	41,716	2,602,244
Reynolds American, Inc.	13,658	511,902
Star Scientific, Inc. (I)(L)	2,873	6,637
Universal Corp. (L)	594	21,301
Vector Group, Ltd. (L)	2,096	36,006

		4,871,351

		34,065,355
Energy - 11.32%
Energy Equipment & Services - 1.71%
Atwood Oceanics, Inc. (I)(L)	1,568	53,876
Baker Hughes, Inc.	10,231	472,263
Basic Energy Services, Inc. (I)	1,040	14,726
Bolt Technology Corp. (I)	331	3,323
Bristow Group, Inc.	770	32,671

389

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Cal Dive International, Inc. (I)	2,573	$4,914
Cameron International Corp. (I)	5,770	239,686
CARBO Ceramics, Inc. (L)	550	56,392
Complete Production Services, Inc. (I)	1,890	35,627
Dawson Geophysical Company (I)	235	5,541
Diamond Offshore Drilling, Inc. (L)	3,277	179,383
Dresser-Rand Group, Inc. (I)(L)	1,889	76,561
Dril-Quip, Inc. (I)	966	52,077
Exterran Holdings, Inc. (I)	1,668	16,213
Exterran Partners LP	655	14,358
FMC Technologies, Inc. (I)(L)	5,671	213,230
Geokinetics, Inc. (I)	926	2,241
Global Geophysical Services, Inc. (I)	769	6,129
Global Industries, Ltd. (I)(L)	3,064	24,267
Gulf Islands Fabrication, Inc.	429	8,872
Gulfmark Offshore, Inc., Class A (I)	652	23,694
Halliburton Company	21,488	655,814
Helix Energy Solutions Group, Inc. (I)	2,572	33,693
Helmerich & Payne, Inc.	2,529	102,677
Hercules Offshore, Inc. (I)(L)	3,700	10,804
Hornbeck Offshore Services, Inc. (I)(L)	693	17,263
ION Geophysical Corp. (I)(L)	3,416	16,158
Key Energy Services, Inc. (I)	3,345	31,744
Lufkin Industries, Inc.	734	39,056
Matrix Service Company (I)	756	6,434
McDermott International, Inc. (I)	5,524	59,438
Nabors Industries, Ltd. (I)	6,826	83,687
National Oilwell Varco, Inc.	9,951	509,690
Natural Gas Services Group, Inc. (I)	423	5,427
Newpark Resources, Inc. (I)	2,334	14,214
Oceaneering International, Inc. (L)	2,569	90,788
Oil States International, Inc. (I)	1,224	62,326
OYO Geospace Corp. (I)	166	9,344
Parker Drilling Company (I)	3,008	13,205
Patterson-UTI Energy, Inc.	3,699	64,141
PHI, Inc. (I)	217	4,153
Pioneer Drilling Company (I)	1,558	11,186
Rignet, Inc. (I)	258	4,136
Rowan Companies, Inc. (I)	2,856	86,223
RPC, Inc. (L)	3,542	57,805
Schlumberger, Ltd.	31,874	1,903,834
SEACOR Holdings, Inc.	481	38,581
Superior Energy Services, Inc. (I)	1,906	50,013
Tesco Corp. (I)	769	8,920
Tetra Technologies, Inc. (I)	2,029	15,664
Tidewater, Inc. (L)	1,228	51,637
Union Drilling, Inc. (I)	807	3,793
Unit Corp. (I)	1,166	43,049
Vantage Drilling Company (I)	6,701	8,376

		5,649,317
Oil, Gas & Consumable Fuels - 9.61%
Abraxas Petroleum Corp. (I)(L)	2,156	5,692
Alliance Holdings GP LP (L)	1,431	62,950
Alliance Resource Partners LP	887	58,152
Alon USA Energy, Inc.	1,531	9,385
Alpha Natural Resources, Inc. (I)	5,289	93,562
Amyris, Inc. (I)	933	18,884
Anadarko Petroleum Corp.	11,699	737,622
Apache Corp.	8,894	713,655
Apco Oil and Gas International, Inc.	707	52,615
Approach Resources, Inc. (I)	772	13,116
Arch Coal, Inc.	4,759	69,386
Atlas Energy LP	1,294	24,030
Atlas Pipeline Partners LP	1,367	40,832

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ATP Oil & Gas Corp. (I)(L)	1,271	$9,799
Berry Petroleum Company, Class A	1,225	43,341
Bill Barrett Corp. (I)	1,147	41,567
Blueknight Energy Partners LP (I)	1,142	7,092
Boardwalk Pipeline Partners LP	3,977	101,970
BP Prudhoe Bay Royalty Trust (L)	460	48,461
BPZ Resources, Inc. (I)(L)	3,316	9,185
BreitBurn Energy Partners LP (L)	1,480	25,752
Brigham Exploration Company (I)	2,648	66,888
Buckeye Partners LP	1,755	109,705
Cabot Oil & Gas Corp.	2,470	152,918
Callon Petroleum Company (I)	905	3,502
Calumet Specialty Products Partners LP	1,232	20,870
Capital Product Partners LP	915	5,847
Carrizo Oil & Gas, Inc. (I)(L)	896	19,309
Cheniere Energy Partners LP	4,127	55,921
Cheniere Energy, Inc. (I)(L)	1,803	9,285
Chesapeake Energy Corp.	15,503	396,102
Chevron Corp.	47,180	4,365,094
Cimarex Energy Company (L)	2,021	112,570
Clayton Williams Energy, Inc. (I)(L)	317	13,571
Clean Energy Fuels Corp. (I)(L)	1,638	18,215
Cloud Peak Energy, Inc. (I)(L)	1,121	19,001
Cobalt International Energy, Inc. (I)	8,959	69,074
Comstock Resources, Inc. (I)	1,220	18,861
Concho Resources, Inc. (I)	2,318	164,903
ConocoPhillips	33,216	2,103,237
Consol Energy, Inc.	5,146	174,604
Contango Oil & Gas Company (I)(L)	423	23,142
Continental Resources, Inc. (I)(L)	4,294	207,701
Copano Energy LLC	1,794	53,479
CREDO Petroleum Corp. (I)	466	3,882
Crimson Exploration, Inc. (I)	1,557	3,348
Cross Timbers Royalty Trust	244	10,956
Crosstex Energy LP	1,494	24,233
Crosstex Energy, Inc. (L)	1,391	18,751
CVR Energy, Inc. (I)	2,128	44,986
DCP Midstream Partners LP	1,165	46,623
Delek US Holdings, Inc.	1,493	16,826
Denbury Resources, Inc. (I)	9,610	110,515
Devon Energy Corp.	9,944	551,295
DHT Holdings, Inc.	1,257	2,564
Dorchester Minerals LP	835	19,856
Eagle Rock Energy Partners LP	2,718	26,392
El Paso Corp.	17,730	309,920
El Paso Pipeline Partners LP	4,516	160,183
Enbridge Energy Management LLC (I)	1,109	30,486
Enbridge Energy Partners LP	9,396	258,108
Encore Energy Partners LP	1,289	24,130
Endeavour International Corp. (I)	746	5,953
Energen Corp.	1,687	68,981
Energy Partners, Ltd. (I)	791	8,756
Energy Transfer Equity LP	5,363	186,525
Energy Transfer Partners LP	4,605	188,851
Energy XXI Bermuda, Ltd. (I)	1,652	35,435
Enterprise Products Partners LP	21,628	868,364
EOG Resources, Inc.	6,328	449,351
EQT Corp.	3,309	176,568
EV Energy Partner LP	751	53,832
EXCO Resources, Inc.	5,188	55,615
Exxon Mobil Corp.	115,624	8,397,771
Forest Oil Corp. (I)	2,769	39,874
FX Energy, Inc. (I)(L)	1,516	6,261
Gastar Exploration, Ltd. (I)	1,854	5,562
Genesis Energy LP	1,517	36,727

390

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Georesources, Inc. (I)	522	$9,286
Gevo Incgevo Inc (I)	551	3,069
Global Partners LP	664	11,673
GMX Resources, Inc. (I)	1,403	3,185
Goodrich Petroleum Corp. (I)(L)	1,033	12,210
Green Plains Renewable Energy, Inc. (I)	881	8,220
Gulfport Energy Corp. (I)	1,179	28,508
Harvest Natural Resources, Inc. (I)(L)	980	8,399
Hess Corp.	8,011	420,257
Holly Energy Partners LP	571	28,087
HollyFrontier Corp.	4,960	130,051
Houston American Energy Corp. (L)	690	9,494
Hugoton Royalty Trust (L)	1,047	22,249
Hyperdynamics Corp. (I)(L)	3,833	14,182
Inergy LP	2,721	68,079
Isramco, Inc. (I)	58	3,352
James River Coal Company (I)(L)	776	4,943
Kinder Morgan Energy Partners LP	4,913	335,951
Kinder Morgan Management LLC (I)	2,241	131,524
KiOR, Inc., Class A (I)(L)	2,210	45,835
Kodiak Oil & Gas Corp. (I)	4,695	24,461
Legacy Reserves LP	925	24,004
Linn Energy LLC	3,915	139,609
Magellan Midstream Partners LP	2,294	138,558
Magnum Hunter Resources Corp. (I)(L)	2,732	9,043
Marathon Oil Corp.	16,752	361,508
Marathon Petroleum Corp.	8,462	228,982
Markwest Energy Partners LP	1,872	86,018
Martin Midstream Partners LP	438	14,231
McMoRan Exploration Company (I)(L)	3,606	35,808
Murphy Oil Corp.	4,596	202,959
Natural Resource Partners LP	2,164	54,879
Newfield Exploration Company (I)	3,177	126,095
Niska Gas Storage Partners LLC	502	5,843
Noble Energy, Inc.	4,157	294,316
Northern Oil and Gas, Inc. (I)(L)	1,411	27,359
NuStar Energy LP	1,282	67,023
NuStar GP Holdings LLC	1,048	32,132
Oasis Petroleum, Inc. (I)	1,959	43,744
Occidental Petroleum Corp.	19,098	1,365,507
ONEOK Partners LP	4,460	207,925
Overseas Shipholding Group, Inc. (L)	760	10,442
PAA Natural Gas Storage LP	1,028	16,756
Panhandle Oil and Gas, Inc.	306	8,681
Patriot Coal Corp. (I)	2,255	19,077
Peabody Energy Corp.	6,375	215,985
Penn Virginia Corp. (L)	1,269	7,068
Penn Virginia Resource Partners LP	1,865	43,622
Petroleum Development Corp. (I)(L)	482	9,346
Petroquest Energy, Inc. (I)	1,669	9,180
Pioneer Natural Resources Company	2,770	182,183
Pioneer Southwest Energy Partners LP	782	18,901
Plains All American Pipeline LP	3,335	196,498
Plains Exploration & Production Company (I)	3,390	76,987
QEP Resources, Inc.	4,200	113,694
Quicksilver Resources, Inc. (I)(L)	4,280	32,442
Range Resources Corp.	3,806	222,499
Regency Energy Partners LP	3,610	80,864
Rentech, Inc. (I)	8,191	6,391
Rex Energy Corp. (I)	1,146	14,497
Rhino Resource Partners LP	453	7,995
Rosetta Resources, Inc. (I)(L)	1,283	43,904
SandRidge Energy, Inc. (I)(L)	9,916	55,133
Sandridge Mississippian Trust	338	7,602
Ship Finance International, Ltd. (L)	2,036	26,468

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy Company	1,515	$91,885
SMF Energy Corp.	2,387	5,824
Solazyme, Inc. (I)	1,211	11,638
Southern Union Company	2,951	119,722
Southwestern Energy Company (I)	8,229	274,273
Spectra Energy Corp.	15,535	381,074
Spectra Energy Partners LP	1,996	56,307
Stone Energy Corp. (I)(L)	1,246	20,198
Sunoco Logistics Partners LP	719	63,624
Sunoco, Inc.	2,924	90,673
Swift Energy Company (I)	1,049	25,533
Targa Resources Corp.	824	24,514
Targa Resources Partners LP	2,184	71,810
TC Pipelines LP	1,043	45,725
Teekay Corp. (L)	1,828	41,331
Teekay LNG Partners LP	974	30,311
Teekay Offshore Partners LP	878	21,581
Tesoro Corp. (I)(L)	3,471	67,580
Tesoro Logistics LP	268	6,378
The Williams Companies, Inc.	13,955	339,665
TransMontaigne Partners LP	569	18,737
Ultra Petroleum Corp. (I)	3,650	101,178
Uranerz Energy Corp. (I)(L)	2,497	3,421
Uranium Energy Corp. (I)(L)	2,161	5,921
Uranium Resources, Inc. (I)	3,703	2,524
USEC, Inc. (I)	3,092	4,978
Vaalco Energy, Inc. (I)	1,623	7,888
Valero Energy Corp.	13,522	240,421
Venoco, Inc. (I)	1,516	13,356
Voc Energy Trust	248	5,166
Voyager Oil & Gas, Inc. (I)	1,367	2,871
W&T Offshore, Inc.	1,817	25,002
Warren Resources, Inc. (I)	2,454	5,890
Western Gas Partners LP	1,052	35,526
Western Refining, Inc. (I)(L)	2,248	28,010
Westmoreland Coal Company (I)	386	2,995
Whiting Petroleum Corp. (I)	2,660	93,313
Williams Partners LP	6,606	358,309
World Fuel Services Corp.	1,546	50,477
Zion Oil & Gas, Inc. (I)	1,070	2,097

		31,630,826

		37,280,143
Financials - 14.77%
Capital Markets - 2.01%
Affiliated Managers Group, Inc. (I)	1,124	87,728
AllianceBernstein Holding LP	2,352	32,105
American Capital, Ltd. (I)	7,742	52,800
Ameriprise Financial, Inc.	5,729	225,493
Apollo Investment Corp.	3,753	28,223
Artio Global Investors, Inc.	1,239	9,862
BGC Partners, Inc., Class A (L)	2,505	15,105
BlackRock, Inc.	3,093	457,795
Blackstone Group LP	8,179	97,984
Calamos Asset Management, Inc.	655	6,557
Cohen & Steers, Inc.	1,073	30,849
Cowen Group, Inc., Class A (I)	2,816	7,631
Diamond Hill Investment Group, Inc.	87	6,037
Duff & Phelps Corp.	1,211	12,909
E*TRADE Financial Corp. (I)	6,323	57,603
Eaton Vance Corp. (L)	2,923	65,095
Edelman Financial Group, Inc.	1,036	6,693
Ellington Financial Llcellington Financial Llc	311	5,343
Epoch Holding Corp.	677	9,187

391

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Evercore Partners, Inc., Class A	513	$11,696
FBR Capital Markets Corp. (I)	2,119	5,043
Federated Investors, Inc., Class B	2,565	44,964
Fifth Street Finance Corp.	1,297	12,088
Financial Engines, Inc. (I)	941	17,042
Fortress Investment Group LLC (I)	11,718	35,271
Franklin Resources, Inc.	5,221	499,336
GAMCO Investors, Inc., Class A	699	27,534
GFI Group, Inc.	3,352	13,475
Gleacher & Company, Inc. (I)	4,232	5,036
Greenhill & Company, Inc.	703	20,099
HFF, Inc. (I)	658	5,751
ICG Group, Inc. (I)	972	8,952
International FCStone, Inc. (I)(L)	571	11,854
Invesco, Ltd.	10,918	169,338
Investment Technology Group, Inc. (I)	1,201	11,758
Janus Capital Group, Inc.	4,671	28,026
Jefferies Group, Inc.	4,373	54,269
JMP Group, Inc.	827	4,805
KBW, Inc.	919	12,673
Knight Capital Group, Inc., Class A (I)	2,401	29,196
Ladenburg Thalmann
Financial Services, Inc. (I)	5,934	9,198
Lazard, Ltd., Class A	2,608	55,029
Legg Mason, Inc.	3,557	91,450
LPL Investment Holdings, Inc. (I)	2,246	57,093
Main Street Capital Corp.	343	6,092
MCG Capital Corp.	1,520	6,019
Medallion Financial Corp.	663	6,166
MF Global Holdings, Ltd. (I)(L)	3,426	14,149
Morgan Stanley	44,934	606,609
Northern Trust Corp.	5,755	201,310
Och-Ziff Capital Management Group LLC.	9,001	82,179
Oppenheimer Holdings, Inc., Class A	224	3,593
Penson Worldwide, Inc. (I)(L)	1,757	2,548
Piper Jaffray Companies (I)	532	9,539
Pzena Investment Management, Inc., Class A	1,907	6,255
Raymond James Financial, Inc.	3,064	79,541
Safeguard Scientifics, Inc. (I)	662	9,930
SEI Investments Company	4,521	69,533
State Street Corp.	11,895	382,543
Stifel Financial Corp. (I)(L)	1,311	34,820
SWS Group, Inc.	1,520	7,129
T. Rowe Price Group, Inc.	6,153	293,929
TD Ameritrade Holding Corp.	13,540	199,106
The Bank of New York Mellon Corp.	29,306	544,799
The Charles Schwab Corp.	30,119	339,441
The Goldman Sachs Group, Inc.	12,164	1,150,106
U.S. Global Investors, Inc.	604	4,095
Virtus Investment Partners, Inc. (I)	96	5,148
W. P. Carey & Co. LLC	957	34,864
Waddell & Reed Financial, Inc., Class A	2,117	52,946
Walter Investment Management Corp.	698	16,005
Westwood Holdings Group, Inc.	206	7,117

		6,631,486
Commercial Banks - 2.61%
1st Source Corp.	701	14,602
Alliance Financial Corp.	251	7,041
American National Bankshares, Inc.	319	5,774
Ameris Bancorp (I)(L)	553	4,817
Ames National Corp.	335	5,236
Arrow Financial Corp.	344	7,654
Associated-Banc Corp.	3,499	32,541
BancFirst Corp.	440	14,590

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Bancorp Rhode Island, Inc.	216	$9,156
Bancorp, Inc. (I)	700	5,012
BancorpSouth, Inc. (L)	2,201	19,325
Bank of Hawaii Corp. (L)	1,191	43,352
Bank of Marin Bancorp	242	7,996
Bank of the Ozarks, Inc.	848	17,749
Banner Corp.	606	7,751
BB&T Corp.	16,417	350,175
BOK Financial Corp. (L)	1,648	77,275
Boston Private Financial Holdings, Inc. (L)	2,048	12,042
Bridge Bancorp, Inc.	294	5,380
Bryn Mawr Bank Corp.	316	5,236
Camden National Corp.	254	6,916
Cape Bancorp, Inc. (I)	884	6,250
Capital Bank Corp. (I)	1,134	2,359
Capital City Bank Group, Inc.	609	6,334
CapitalSource, Inc.	8,040	49,366
Cardinal Financial Corp.	896	7,724
Cascade Bancorpcascade Bancorp (I)	981	5,719
Cathay General Bancorp	1,470	16,729
Center Bancorp, Inc.	751	7,247
Center Financial Corp. (I)	858	4,024
Centerstate Banks, Inc.	883	4,618
Central Pacific Financial Corp. (I)	818	8,442
Century Bancorp, Inc.	263	6,107
Chemical Financial Corp.	686	10,503
CIT Group, Inc. (I)	4,737	143,863
Citizens & Northern Corp.	307	4,562
City Holding Company (L)	491	13,252
City National Corp.	1,305	49,277
CNB Financial Corp.	345	4,423
CoBiz Financial, Inc. (L)	1,501	6,709
Columbia Banking System, Inc. (L)	644	9,222
Comerica, Inc.	4,588	105,386
Commerce Bancshares, Inc. (L)	2,126	73,879
Community Bank Systems, Inc. (L)	937	21,261
Community Trust Bancorp, Inc.	445	10,364
Crescent Financial Corp. (I)	1,278	3,821
Cullen/Frost Bankers, Inc.	1,477	67,735
CVB Financial Corp.	2,866	22,040
Eagle Bancorp, Inc. (I)	520	6,120
East West Bancorp, Inc.	3,245	48,383
Encore Bancshares, Inc. (I)	523	5,575
Enterprise Bancorp, Inc.	400	4,932
Enterprise Financial Services Corp.	505	6,863
Fifth Third Bancorp	20,798	210,060
Financial Institutions, Inc.	366	5,219
First Bancorp, Inc.	349	4,394
First Bancorp/Troy NC	566	5,683
First Busey Corp. (L)	1,133	4,929
First Citizens BancShares, Inc.	258	37,033
First Commonwealth Financial Corp.	2,381	8,810
First Community Bancshares, Inc.	595	6,069
First Financial Bancorp	1,424	19,651
First Financial Bankshares, Inc. (L)	843	22,053
First Financial Corp./Indiana	375	10,316
First Horizon National Corp.	6,054	36,082
First Interstate Bancsystem, Inc.	798	8,547
First Merchants Corp.	685	4,829
First Midwest Bancorp, Inc.	1,437	10,519
First of Long Island Corp.	263	5,960
First Republic Bank (I)	2,694	62,393
FirstMerit Corp. (L)	2,208	25,083
FNB Corp.	3,156	27,047
Fulton Financial Corp.	4,878	37,317

392

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
German American Bancorp, Inc.	470	$7,576
Glacier Bancorp, Inc.	1,642	15,386
Great Southern Bancorp, Inc.	437	7,333
Guaranty Bancorp (I)	3,117	3,740
Hampton Roads Bankshares, Inc. (I)	929	4,366
Hancock Holding Company	1,644	44,026
Hanmi Financial Corp. (I)	5,108	4,240
Heartland Financial USA, Inc.	540	7,657
Home Bancorp, Inc. (I)	423	6,155
Home Bancshares, Inc.	638	13,538
Huntington Bancshares, Inc.	19,028	91,334
IBERIABANK Corp. (L)	534	25,130
Independent Bank Corp. - MA	557	12,109
International Bancshares Corp.	1,818	23,907
Investors Bancorp, Inc. (I)	2,925	36,943
KeyCorp	22,547	133,704
Lakeland Bancorp, Inc.	859	6,717
Lakeland Financial Corp.	379	7,830
M&T Bank Corp.	2,949	206,135
Macatawa Bank Corp. (I)	1,326	3,580
MainSource Financial Group, Inc.	667	5,816
MB Financial, Inc.	1,020	15,014
Merchants Bancshares, Inc.	317	8,489
Metro Bancorp, Inc. (I)	365	3,157
Middleburg Financial Corp.	352	5,347
Midsouth Bancorp, Inc.	361	3,881
Nara Bancorp, Inc. (I)(L)	1,093	6,635
National Bankshares, Inc.	222	5,357
National Penn Bancshares, Inc. (L)	3,509	24,598
NBT Bancorp, Inc.	906	16,870
NewBridge Bancorp. (I)	1,200	4,620
Northfield Bancorp, Inc. (L)	1,319	17,464
Old National Bancorp	1,849	17,233
Oriental Financial Group, Inc.	922	8,916
Pacific Capital Bancorp (I)	655	16,716
Pacific Continental Corp.	507	3,595
PacWest Bancorp (L)	951	13,257
Park National Corp.	392	20,729
Peapack Gladstone Financial Corp.	326	3,286
Penns Woods Bancorp, Inc.	225	7,369
Peoples Bancorp, Inc.	388	4,268
Peoples Financial Corp.	366	3,880
Pinnacle Financial Partners, Inc. (I)(L)	955	10,448
PNC Financial Services Group, Inc.	12,392	597,170
Popular, Inc. (I)	22,904	34,356
PrivateBancorp, Inc.	1,486	11,175
Prosperity Bancshares, Inc.	1,181	38,595
Regions Financial Corp. (L)	30,089	100,196
Renasant Corp.	644	8,198
Republic Bancorp, Inc., Class A	353	6,252
Republic First Bancorp, Inc. (I)	2,364	3,711
S&T Bancorp, Inc.	786	12,702
Sandy Spring Bancorp, Inc.	538	7,871
SCBT Financial Corp.	357	8,811
Seacoast Banking Corp. of Florida (I)	3,941	5,793
Sierra Bancorp (L)	405	3,706
Signature Bank (I)(L)	1,014	48,398
Simmons First National Corp., Class A	411	8,919
Southside Bancshares, Inc. (L)	501	9,023
State Bancorp, Inc.	545	5,761
StellarOne Corp.	722	7,184
Sterling Bancorp	613	4,450
Sterling Financial Corp. (I)	1,391	17,221
Sun Bancorp, Inc. (I)	1,838	4,871
SunTrust Banks, Inc.	12,667	227,373

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Susquehanna Bancshares, Inc. (L)	2,417	$13,221
SVB Financial Group (I)(L)	921	34,077
SY Bancorp, Inc.	393	7,318
Synovus Financial Corp. (L)	19,112	20,450
Taylor Capital Group, Inc. (I)	701	4,500
TCF Financial Corp.	3,418	31,309
Texas Capital Bancshares, Inc. (I)	906	20,702
Tompkins Financial Corp. (L)	319	11,414
Tower Bancorp., Inc.	259	5,423
TowneBank (L)	688	7,823
TriCo Bancshares	463	5,681
Trustmark Corp. (L)	1,569	28,477
U.S. Bancorp	45,287	1,066,056
UMB Financial Corp.	1,017	32,625
Umpqua Holdings Corp.	2,347	20,630
Union First Market Bankshares Corp.	425	4,556
United Bankshares, Inc.	1,203	24,168
United Community Banks, Inc. (I)	876	7,437
Univest Corp. of Pennsylvania	425	5,665
Valley National Bancorp	4,285	45,378
Virginia Commerce Bancorp, Inc. (I)(L)	1,246	7,314
Washington Trust Bancorp, Inc.	509	10,068
Webster Financial Corp.	1,918	29,345
Wells Fargo & Company	124,228	2,996,379
WesBanco, Inc.	752	13,017
West Coast Bancorp (I)	391	5,474
Westamerica Bancorp. (L)	739	28,318
Western Alliance Bancorp (I)	2,227	12,204
Wilshire Bancorp, Inc. (I)	1,518	4,159
Wintrust Financial Corp. (L)	697	17,990
Yadkin Valley Financial Corp. (I)	2,340	3,884
Zions Bancorporation (L)	3,993	56,182

		8,596,034
Consumer Finance - 0.73%
Advance America Cash Advance Centers, Inc.	1,640	12,070
American Express Company	28,236	1,267,796
Capital One Financial Corp. (L)	10,789	427,568
Cash America International, Inc. (L)	711	36,375
CompuCredit Holdings Corp. (I)(L)	1,562	4,358
Credit Acceptance Corp. (I)	613	39,453
DFC Global Corp. (I)	1,023	22,353
Discover Financial Services	12,834	294,412
EZCORP, Inc., Class A (I)	1,228	35,047
First Cash Financial Services, Inc. (I)(L)	761	31,924
Green Dot Corp., Class A (I)	933	29,222
Imperial Holdings, Inc. (I)	412	989
Nelnet, Inc., Class A	1,221	22,930
Netspend Holdings, Inc. (I)	1,890	9,715
SLM Corp.	12,277	152,849
The First Marblehead Corp. (I)(L)	3,582	3,654
World Acceptance Corp. (I)	384	21,485

		2,412,200
Diversified Financial Services - 2.27%
Asset Acceptance Capital Corp. (I)	1,096	3,694
Asta Funding, Inc.	615	4,988
Bank of America Corp.	238,116	1,457,270
California First National Bancorp	339	5,190
CBOE Holdings, Inc.	1,964	48,059
Citigroup, Inc.	68,236	1,748,206
CME Group, Inc.	1,590	391,776
Encore Capital Group, Inc. (I)	614	13,416
Interactive Brokers Group, Inc., Class A	1,129	15,727
IntercontinentalExchange, Inc. (I)	1,750	206,955

393

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Company	93,305	$2,810,347
KKR Financial Holdings LLC	4,229	31,421
Leucadia National Corp. (L)	5,745	130,297
MarketAxess Holdings, Inc.	984	25,604
Moody’s Corp. (L)	5,384	163,943
MSCI, Inc. (I)	2,844	86,259
NewStar Financial, Inc. (I)	1,387	12,955
NYSE Euronext	6,238	144,971
PHH Corp. (I)	1,363	21,917
PICO Holdings, Inc. (I)	629	12,901
Portfolio Recovery Associates, Inc. (I)	401	24,950
Primus Guaranty, Ltd. (I)	1,302	6,862
Resource America, Inc.	910	4,104
The NASDAQ OMX Group, Inc. (I)	4,253	98,414

		7,470,226
Insurance - 3.95%
Aflac, Inc.	11,045	386,023
Alleghany Corp. (I)	197	56,835
Allied World Assurance
Company Holdings, Ltd.	864	46,405
Alterra Capital Holdings, Ltd.	1,769	33,558
American Equity Investment Life
Holding Company	1,598	13,983
American Financial Group, Inc.	2,435	75,655
American International Group, Inc. (I)(L)	44,530	977,434
American National Insurance Company	680	47,090
American Safety Insurance Holdings, Ltd. (I)	377	6,937
AMERISAFE, Inc. (I)	523	9,628
Amtrust Financial Services, Inc.	1,464	32,589
AON Corp.	7,751	325,387
Arch Capital Group, Ltd. (I)	3,074	100,443
Argo Group International Holdings, Ltd.	785	22,270
Arthur J. Gallagher & Company	2,486	65,382
Aspen Insurance Holdings, Ltd. (L)	1,667	38,408
Assurant, Inc.	2,249	80,514
Assured Guaranty, Ltd.	4,193	46,081
Axis Capital Holdings, Ltd.	3,011	78,105
Baldwin & Lyons, Inc., Class B	486	10,386
Berkshire Hathaway, Inc., Class B (I)(L)	58,023	4,121,954
Brown & Brown, Inc.	3,423	60,929
Chubb Corp.	6,780	406,732
Cincinnati Financial Corp. (L)	3,925	103,345
Citizens, Inc., Class A (I)(L)	1,265	8,109
CNA Financial Corp.	6,333	142,303
CNO Financial Group, Inc. (I)	5,386	29,138
Crawford & Company, Class B	1,523	8,163
Delphi Financial Group, Inc., Class A	1,324	28,492
Donegal Group, Inc.	383	4,611
Eastern Insurance Holdings, Inc.	434	5,707
eHealth, Inc. (I)(L)	752	10,272
EMC Insurance Group, Inc.	422	7,765
Employers Holdings, Inc.	1,025	13,079
Endurance Specialty Holdings, Ltd.	935	31,930
Enstar Group, Ltd. (I)	327	31,140
Erie Indemnity Company	1,215	86,484
Everest Re Group, Ltd.	1,234	97,955
FBL Financial Group, Inc., Class A	821	21,855
Fidelity National Financial, Inc., Class A	5,271	80,014
First American Financial Corp.	2,568	32,870
Flagstone Reinsurance Holdings SA	1,933	14,981
FPIC Insurance Group, Inc. (I)	247	10,334
Genworth Financial, Inc., Class A (I)	11,738	67,376
Greenlight Capital Re, Ltd., Class A (I)	975	20,222
Hallmark Financial Services, Inc. (I)	809	5,962

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Harleysville Group, Inc.	741	$43,615
Hartford Financial Services Group, Inc.	10,510	169,631
HCC Insurance Holdings, Inc.	2,636	71,304
Hilltop Holdings, Inc. (I)	1,582	11,406
Horace Mann Educators Corp.	1,106	12,619
Independence Holding Company	630	4,568
Infinity Property & Casualty Corp.	310	16,269
Kansas City Life Insurance Company	329	10,156
Kemper Corp.	1,473	35,293
Lincoln National Corp.	7,471	116,772
Loews Corp.	9,568	330,574
Maiden Holdings, Ltd.	1,955	14,447
Markel Corp. (I)	223	79,640
Marsh & McLennan Companies, Inc.	12,855	341,172
MBIA, Inc. (I)(L)	4,868	35,390
Meadowbrook Insurance Group, Inc. (L)	1,542	13,739
Mercury General Corp.	1,321	50,660
MetLife, Inc.	24,389	683,136
Montpelier Re Holdings, Ltd. (L)	1,572	27,793
National Financial Partners Corp. (I)(L)	1,156	12,647
National Interstate Corp.	566	12,441
National Western Life Insurance
Company, Class A	104	14,092
Old Republic International Corp. (L)	6,373	56,847
OneBeacon Insurance Group, Ltd.	2,481	33,841
PartnerRe, Ltd.	1,485	77,621
Platinum Underwriters Holdings, Ltd.	885	27,214
Presidential Life Corp. (L)	895	7,357
Primerica, Inc.	1,360	29,322
Principal Financial Group, Inc. (L)	7,614	172,609
ProAssurance Corp.	691	49,766
Protective Life Corp. (L)	2,119	33,120
Prudential Financial, Inc.	11,484	538,140
Reinsurance Group of America, Inc.	1,770	81,332
RenaissanceRe Holdings, Ltd.	1,169	74,582
RLI Corp. (L)	484	30,773
Safety Insurance Group, Inc.	412	15,586
SeaBright Holdings, Inc.	748	5,386
Selective Insurance Group, Inc.	1,417	18,492
StanCorp Financial Group, Inc.	1,150	31,706
State Auto Financial Corp.	1,112	14,623
Stewart Information Services Corp.	519	4,588
Symetra Financial Corp.	1,938	15,795
The Allstate Corp.	12,274	290,771
The Hanover Insurance Group, Inc.	1,079	38,305
The Navigators Group, Inc. (I)(L)	425	18,360
The Phoenix Companies, Inc. (I)(L)	3,507	4,279
The Progressive Corp.	15,291	271,568
The Travelers Companies, Inc.	9,755	475,361
Torchmark Corp.	2,510	87,499
Tower Group, Inc. (L)	1,070	24,460
Transatlantic Holdings, Inc.	1,460	70,839
United Fire & Casualty Company	760	13,444
Universal Insurance Holdings, Inc.	1,281	4,932
Unum Group (L)	7,291	152,819
Validus Holdings, Ltd.	1,989	49,566
W.R. Berkley Corp.	3,274	97,205
White Mountains Insurance Group, Ltd.	185	75,064

		13,005,371
Real Estate Investment Trusts - 2.76%
Acadia Realty Trust	1,128	21,094
Agree Realty Corp. (L)	281	6,120
Alexander’s, Inc.	127	45,850
Alexandria Real Estate Equities, Inc. (L)	1,245	76,431

394

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
American Campus Communities, Inc.	1,843	$68,578
American Capital Agency Corp.	3,204	86,828
Annaly Capital Management, Inc. (L)	21,277	353,837
Anworth Mortgage Asset Corp. (L)	2,647	18,000
Apartment Investment & Management
Company, Class A	3,010	66,581
Apollo Commercial Real Estate Finance, Inc.	836	11,010
Arbor Realty Trust, Inc. (I)	1,130	4,271
Ashford Hospitality Trust, Inc.	1,677	11,773
Associated Estates Realty Corp.	1,065	16,465
AvalonBay Communities, Inc.	2,074	236,540
BioMed Realty Trust, Inc.	2,813	46,611
Boston Properties, Inc.	3,469	309,088
Brandywine Realty Trust (L)	3,537	28,331
BRE Properties, Inc.	1,406	59,530
Camden Property Trust	1,683	93,003
Campus Crest Communities, Inc.	572	6,223
Capital Trust, Inc., Class A (I)	1,171	2,611
CapLease, Inc.	2,598	9,379
Capstead Mortgage Corp.	1,589	18,337
Care Investment Trust, Inc.	804	5,355
CBL & Associates Properties, Inc. (L)	3,692	41,941
Cedar Shopping Centers, Inc.	2,403	7,473
Chatham Lodging Trust	523	5,188
Chesapeake Lodging Trust	555	6,699
Chimera Investment Corp.	25,627	70,987
Cogdell Spencer, Inc.	3,089	11,646
Colonial Properties Trust	1,651	29,982
Colony Financial, Inc.	216	2,791
CommonWealth	1,493	28,322
Coresite Realty Corp.	633	9,084
Corporate Office Properties Trust	1,530	33,323
Cousins Properties, Inc.	2,730	15,971
CreXus Investment Corp.	1,825	16,206
CubeSmart	2,501	21,334
CYS Investments, Inc.	2,332	28,194
DCT Industrial Trust, Inc. (L)	5,788	25,409
DDR Corp.	6,154	67,079
DiamondRock Hospitality Company	3,957	27,659
Digital Realty Trust, Inc.	2,126	117,270
Douglas Emmett, Inc. (L)	3,216	54,994
Duke Realty Corp. (L)	5,943	62,402
DuPont Fabros Technology, Inc.	1,429	28,137
Dynex Capital, Inc.	1,357	10,937
EastGroup Properties, Inc.	696	26,545
Education Realty Trust, Inc.	1,748	15,015
Entertainment Properties Trust (L)	1,023	39,877
Equity Lifestyle Properties, Inc.	768	48,154
Equity One, Inc. (L)	2,251	35,701
Equity Residential	7,014	363,816
Essex Property Trust, Inc.	732	87,869
Excel Trust, Inc.	1,236	11,890
Extra Space Storage, Inc.	2,375	44,246
Federal Realty Investment Trust	1,539	126,829
FelCor Lodging Trust, Inc. (I)	3,275	7,631
First Industrial Realty Trust, Inc. (I)	1,865	14,920
First Potomac Realty Trust	1,135	14,153
Franklin Street Properties Corp. (L)	1,913	21,636
General Growth Properties, Inc.	22,948	277,671
Getty Realty Corp. (L)	779	11,233
Gladstone Commercial Corp.	895	14,034
Glimcher Realty Trust	2,685	19,010
Government Properties Income Trust	957	20,585
Gramercy Capital Corp. (I)	1,840	5,778
Hatteras Financial Corp.	1,661	41,791

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
HCP, Inc. (L)	9,341	$327,495
Health Care REIT, Inc.	3,830	179,244
Healthcare Realty Trust, Inc.	1,607	27,078
Hersha Hospitality Trust	4,355	15,068
Highwoods Properties, Inc. (L)	1,838	51,942
Home Properties, Inc.	876	49,722
Hospitality Properties Trust (L)	3,204	68,021
Host Hotels & Resorts, Inc. (L)	16,413	179,558
Hudson Pacific Properties, Inc.	618	7,187
Inland Real Estate Corp.	2,398	17,505
Invesco Mortgage Capital, Inc.	1,087	15,359
Investors Real Estate Trust	2,146	15,451
iStar Financial, Inc. (I)(L)	2,454	14,282
Kilroy Realty Corp. (L)	1,174	36,746
Kimco Realty Corp. (L)	9,882	148,526
Kite Realty Group Trust	2,374	8,689
LaSalle Hotel Properties	1,889	36,269
Lexington Realty Trust	3,804	24,878
Liberty Property Trust (L)	2,872	83,604
LTC Properties, Inc.	629	15,926
Mack-Cali Realty Corp.	2,075	55,506
Medical Properties Trust, Inc.	2,812	25,167
MFA Financial, Inc.	7,083	49,723
MHI Hospitality Corp.	1,952	4,216
Mid-America Apartment Communities, Inc.	774	46,610
Mission West Properties, Inc.	803	6,095
Monmouth Real Estate Investment Corp.	1,562	12,387
MPG Office Trust, Inc. (I)	2,031	4,285
National Health Investments, Inc.	689	29,028
National Retail Properties, Inc. (L)	2,109	56,669
New York Mortgage Trust, Inc.	714	4,991
Newcastle Investment Corp.	1,842	7,497
NorthStar Realty Finance Corp.	3,174	10,474
Omega Healthcare Investors, Inc. (L)	2,259	35,986
One Liberty Properties, Inc.	569	8,342
Parkway Properties, Inc.	700	7,707
Pebblebrook Hotel Trust	889	13,913
Pennsylvania Real Estate Investment Trust	1,595	12,329
Pennymac Mortgage Investment Trust	492	7,823
Piedmont Office
Realty Trust, Inc., Class A (L)	3,107	50,240
Plum Creek Timber Company, Inc. (L)	3,920	136,063
Post Properties, Inc.	1,269	44,085
Potlatch Corp. (L)	1,075	33,884
Prologis, Inc.	10,014	242,840
PS Business Parks, Inc.	616	30,517
Public Storage	4,048	450,745
Rait Financial Trust (L)	1,332	4,515
Ramco-Gershenson Properties Trust (L)	823	6,749
Rayonier, Inc. (L)	2,973	109,377
Realty Income Corp.	2,682	86,468
Redwood Trust, Inc. (L)	2,139	23,893
Regency Centers Corp. (L)	2,150	75,960
Resource Capital Corp.	1,630	8,150
RLJ Lodging Trust	2,199	28,081
Sabra Healthcare REIT, Inc.	505	4,818
Saul Centers, Inc.	535	18,088
Senior Housing Properties Trust	3,177	68,433
Simon Property Group, Inc.	6,935	762,711
SL Green Realty Corp.	1,996	116,067
Sovran Self Storage, Inc.	635	23,603
Stag Industrial, Inc.	676	6,895
Starwood Property Trust, Inc.	1,615	27,713
Strategic Hotels & Resorts, Inc. (I)	4,740	20,429
Sun Communities, Inc. (L)	678	23,859

395

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Sunstone Hotel Investors, Inc. (I)	2,506	$14,259
Tanger Factory Outlet Centers, Inc.	2,046	53,216
Taubman Centers, Inc. (L)	1,405	70,686
Terreno Realty Corp.	423	5,427
The Macerich Company (L)	3,030	129,169
UDR, Inc.	4,336	95,999
UMH Properties, Inc.	878	7,981
Universal Health Realty Income Trust	329	11,058
Urstadt Biddle Properties, Inc., Class A	678	10,828
Ventas, Inc. (L)	6,537	322,928
Vornado Realty Trust (L)	4,398	328,179
Washington Real Estate Investment Trust (L)	1,560	43,961
Weingarten Realty Investors (L)	3,137	66,410
Weyerhaeuser Company	12,815	199,273
Whitestone REIT, Class B	781	8,700
Winthrop Realty Trust	587	5,101

		9,071,914
Real Estate Management & Development - 0.15%
Altisource Portfolio Solutions SA (I)	432	15,288
American Spectrum Realty, Inc. (I)	265	3,474
Avatar Holdings, Inc. (I)	319	2,609
Brookfield Properties Corp.	11,828	162,872
CB Richard Ellis Group, Inc., Class A	7,677	103,332
Consolidated-Tomoka Land Company	186	4,884
Forest City Enterprises, Inc., Class A (I)	4,002	42,661
Forestar Group, Inc. (I)	1,004	10,954
Jones Lang LaSalle, Inc.	1,021	52,898
Tejon Ranch Company (I)	488	11,649
The Howard Hughes Corp. (I)	827	34,817
The St. Joe Company (I)(L)	2,200	32,978

		478,416
Thrifts & Mortgage Finance - 0.29%
Abington Bancorp, Inc.	858	6,178
Astoria Financial Corp. (L)	2,602	20,009
Bank Mutual Corp.	1,674	4,369
BankFinancial Corp.	809	5,372
BankUnited, Inc.	1,388	28,815
Beacon Federal Bancorp, Inc.	530	7,070
Beneficial Mutual Bancorp, Inc. (I)	2,344	17,463
Berkshire Hill Bancorp, Inc.	632	11,673
Brookline Bancorp, Inc.	1,756	13,539
Capitol Federal Financial, Inc.	4,333	45,756
Charter Financial Corp.	857	8,039
Chicopee Bancorp, Inc. (I)	352	4,699
Clifton Savings Bancorp, Inc.	885	8,107
Dime Community Bancshares	1,101	11,153
Doral Financial Corp. (I)	3,913	4,265
ESB Financial Corp.	623	6,828
ESSA Bancorp, Inc.	561	5,896
Federal Agricultural Mortgage Corp., Class C	198	3,768
Federal Home Loan Mortgage Corp. (I)	17,838	4,263
Federal National Mortgage Association (I)	30,524	7,326
First Defiance Financial Corp. (I)	319	4,275
First Financial Northwest, Inc. (I)	799	4,490
First Niagara Financial Group, Inc.	5,789	52,969
First PacTrust Bancorp, Inc.	371	4,203
Flagstar Bancorp, Inc. (I)	9,596	4,701
Flushing Financial Corp.	852	9,202
Fox Chase Bancorp, Inc.	623	7,900
Home Federal Bancorp, Inc.	715	5,591
Hudson City Bancorp, Inc. (L)	12,887	72,940
Kaiser Federal Financial Group, Inc.	513	6,053
Kearny Financial Corp. (L)	2,002	17,698

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Meridian Interstate Bancorp, Inc. (I)	801	$8,739
MGIC Investment Corp. (I)	4,683	8,757
New York Community Bancorp, Inc. (L)	9,181	109,254
Northwest Bancshares, Inc.	2,908	34,634
OceanFirst Financial Corp.	500	5,835
Ocwen Financial Corp. (I)(L)	2,439	32,219
Oritani Financial Corp.	1,620	20,833
People’s United Financial, Inc.	9,340	106,476
Provident Financial Services, Inc.	1,700	18,275
Provident New York Bancorp	1,233	7,176
Pulaski Financial Corp. (L)	585	3,855
Radian Group, Inc.	2,897	6,344
Rockville Financial, Inc.	1,032	9,783
Roma Financial Corp.	1,028	8,378
TFS Financial Corp. (I)	7,569	61,536
TrustCo Bank Corp.	2,241	9,995
United Financial Bancorp, Inc.	563	7,707
Viewpoint Financial Group	1,158	13,259
Walker & Dunlop, Inc. (I)	293	3,405
Washington Federal, Inc.	2,350	29,939
Waterstone Financial, Inc. (I)	1,337	3,717
Westfield Financial, Inc.	1,057	6,966
WSFS Financial Corp.	229	7,230

		938,922

		48,604,569
Health Care - 11.14%
Biotechnology - 1.62%
Acadia Pharmaceuticals, Inc. (I)	2,664	2,877
Achillion Pharmaceuticals, Inc. (I)(L)	1,525	7,198
Acorda Therapeutics, Inc. (I)	997	19,900
Affymax, Inc. (I)	914	4,095
Alexion Pharmaceuticals, Inc. (I)	4,323	276,931
Alkermes PLC (I)	2,356	35,953
Allos Therapeutics, Inc. (I)	2,833	5,213
Alnylam Pharmaceuticals, Inc. (I)(L)	1,229	8,075
AMAG Pharmaceuticals, Inc. (I)	504	7,439
Amgen, Inc.	21,815	1,198,734
Amicus Therapeutics, Inc. (I)	825	3,168
Amylin Pharmaceuticals, Inc. (I)	3,656	33,745
Anacor Pharmaceuticals, Inc. (I)	751	4,281
Anthera Pharmaceuticals, Inc. (I)	971	4,632
Ardea Biosciences, Inc. (I)(L)	553	8,638
Arena Pharmaceuticals, Inc. (I)	3,841	5,569
Ariad Pharmaceuticals, Inc. (I)(L)	3,103	27,275
Arqule, Inc. (I)	1,434	7,242
Array BioPharma, Inc. (I)	2,373	4,651
Astex Pharmaceuticals (I)	2,106	4,044
AVEO Pharmaceuticals, Inc. (I)	937	14,420
AVI BioPharma, Inc. (I)	4,954	5,548
Biogen Idec, Inc. (I)	5,671	528,254
BioMarin Pharmaceutical, Inc. (I)(L)	2,614	83,308
Biosante Pharmaceuticals, Inc. (I)(L)	2,695	6,145
BioSpecifics Technologies Corp. (I)	213	3,438
Biotime, Inc. (I)	1,251	5,517
Celgene Corp. (I)	10,927	676,600
Cell Therapeutics, Inc. (I)(L)	4,123	4,370
Cephalon, Inc. (I)	1,803	145,502
Cepheid, Inc. (I)(L)	1,496	58,090
Chelsea Therapeutics International, Inc. (I)	1,686	6,154
Cleveland Biolabs, Inc. (I)(L)	1,567	3,980
Codexis, Inc. (I)	682	3,117
Cubist Pharmaceuticals, Inc. (I)(L)	1,446	51,073
Curis, Inc. (I)	2,473	7,815

396

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Cytori Therapeutics, Inc. (I)(L)	1,530	$4,514
Dendreon Corp. (I)(L)	3,465	31,185
Dyax Corp. (I)	2,894	3,646
Dynavax Technologies Corp. (I)	2,836	5,275
Emergent Biosolutions, Inc. (I)	908	14,010
Enzon Pharmaceuticals, Inc. (I)(L)	1,438	10,124
Exact Sciences Corp. (I)	1,122	7,439
Exelixis, Inc. (I)	3,045	16,626
Genomic Health, Inc. (I)	767	16,859
Geron Corp. (I)	2,658	5,635
Gilead Sciences, Inc. (I)	18,499	717,761
GTx, Inc. (I)	1,712	5,735
Halozyme Therapeutics, Inc. (I)	2,595	15,933
Human Genome Sciences, Inc. (I)	4,412	55,988
Idenix Pharmaceuticals, Inc. (I)	2,035	10,155
Idera Pharmaceuticals, Inc. (I)	1,889	2,248
Immunogen, Inc. (I)	1,680	18,413
Immunomedics, Inc. (I)	2,223	7,114
Incyte Corp. (I)(L)	2,839	39,661
Infinity Pharmaceuticals, Inc. (I)(L)	819	5,774
Inhibitex, Inc. (I)	1,700	4,182
InterMune, Inc. (I)	1,340	27,068
Ironwood Pharmaceuticals, Inc. (I)	2,363	25,520
Isis Pharmaceuticals, Inc. (I)	2,684	18,198
Keryx Biopharmaceuticals Inc. (I)	1,712	5,136
Lexicon Pharmaceuticals, Inc. (I)(L)	7,660	7,046
Ligand Pharmaceuticals, Inc., Class B (I)	565	7,729
Mannkind Corp. (I)(L)	3,187	12,079
Maxygen, Inc.	1,093	5,979
Medivation, Inc. (I)	930	15,791
Metabolix, Inc. (I)	824	3,609
Micromet, Inc. (I)(L)	2,099	10,075
Momenta Pharmaceuticals, Inc. (I)(L)	1,128	12,972
Myriad Genetics, Inc. (I)(L)	2,079	38,960
Myriad Pharmaceuticals, Inc. (I)	1,464	4,011
Nabi Biopharmaceuticals (I)	2,224	3,736
Neurocrine Biosciences, Inc. (I)	1,654	9,891
Novavax, Inc. (I)	2,891	4,655
NPS Pharmaceuticals, Inc. (I)	1,738	11,314
OncoGenex Pharmaceutical, Inc. (I)	331	3,244
Onyx Pharmaceuticals, Inc. (I)	1,554	46,636
Opko Health, Inc. (I)(L)	7,133	30,886
Osiris Therapeutics, Inc. (I)	998	5,110
PDL BioPharma, Inc. (L)	3,179	17,643
Pharmacyclics, Inc. (I)	1,318	15,592
Pharmasset, Inc. (I)	1,706	140,523
PharmAthene, Inc. (I)(L)	2,050	3,608
Progenics Pharmaceuticals, Inc. (I)	1,017	5,838
Protalix BioTherapeutics, Inc. (I)	1,952	8,979
Regeneron Pharmaceuticals, Inc. (I)(L)	2,091	121,696
Rigel Pharmaceuticals, Inc. (I)	1,559	11,474
Sangamo Biosciences, Inc. (I)(L)	1,339	5,825
Savient Pharmaceuticals, Inc. (I)(L)	1,834	7,519
SciClone Pharmaceuticals, Inc. (I)(L)	1,679	6,397
Seattle Genetics, Inc. (I)(L)	2,734	52,110
SIGA Technologies, Inc. (I)(L)	1,202	3,931
Spectrum Pharmaceuticals, Inc. (I)	1,314	10,026
Synta Pharmaceuticals Corp. (I)(L)	1,470	4,778
Targacept, Inc. (I)	722	10,830
Theravance, Inc. (I)	1,898	38,226
Trius Therapeutics, Inc. (I)	804	5,065
Unigene Laboratories, Inc. (I)	3,859	3,859
United Therapeutics Corp. (I)	1,387	51,999
Vanda Pharmaceuticals, Inc. (I)(L)	813	4,024
Vertex Pharmaceuticals, Inc. (I)	4,855	216,242

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Vical, Inc. (I)	1,786	$4,429
Zalicus Inc.	2,383	2,337
ZIOPHARM Oncology, Inc. (I)	1,643	7,246

		5,341,109
Health Care Equipment & Supplies - 1.78%
Abaxis, Inc. (I)	615	14,090
ABIOMED, Inc. (I)(L)	1,026	11,317
Accuray, Inc. (I)(L)	2,006	8,064
Alere, Inc. (I)	2,102	41,304
Align Technology, Inc. (I)(L)	1,797	27,260
Alimera Sciences, Inc. (I)	713	5,704
Alphatec Holdings, Inc. (I)(L)	2,105	4,442
Analogic Corp.	329	14,940
AngioDynamics, Inc. (I)	717	9,421
Antares Pharma, Inc. (I)	2,166	5,025
Arthrocare Corp. (I)	479	13,781
Atrion Corp.	57	11,821
Baxter International, Inc.	13,378	751,041
Becton, Dickinson & Company	5,108	374,519
Boston Scientific Corp. (I)	36,107	213,392
C.R. Bard, Inc.	2,002	175,255
Cantel Medical Corp.	465	9,821
Cardiovascular Systems, Inc. (I)	285	3,246
CareFusion Corp. (I)	4,761	114,026
Conceptus, Inc. (I)	896	9,381
CONMED Corp. (I)	730	16,797
CryoLife, Inc. (I)	961	4,315
Cutera, Inc. (I)	517	3,681
Cyberonics, Inc. (I)	734	20,772
Cynosure, Inc. (I)	439	4,430
Delcath Systems, Inc. (I)(L)	1,249	4,172
DENTSPLY International, Inc. (L)	3,300	101,277
DexCom, Inc. (I)(L)	1,366	16,392
Edwards Lifesciences Corp. (I)	2,693	191,957
Endologix, Inc. (I)(L)	1,555	15,612
Exactech, Inc. (I)	452	6,364
Gen-Probe, Inc. (I)	1,139	65,208
Greatbatch, Inc. (I)	627	12,546
Haemonetics Corp. (I)	605	35,380
Hansen Medical, Inc. (I)	1,736	5,764
HeartWare International, Inc. (I)	269	17,326
Hill-Rom Holdings, Inc.	1,507	45,240
Hologic, Inc. (I)	6,239	94,895
ICU Medical, Inc. (I)	360	13,248
IDEXX Laboratories, Inc. (I)(L)	1,352	93,247
Insulet Corp. (I)	982	14,985
Integra LifeSciences Holdings Corp. (I)	709	25,361
Intuitive Surgical, Inc. (I)	926	337,323
Invacare Corp.	804	18,524
IRIS International, Inc. (I)	571	5,122
Kensey Nash Corp. (I)	316	7,742
Kinetic Concepts, Inc. (I)(L)	1,720	113,331
MAKO Surgical Corp. (I)	909	31,106
Masimo Corp. (L)	1,467	31,761
Medical Action Industries, Inc. (I)	647	3,267
Medtronic, Inc.	25,124	835,122
Meridian Bioscience, Inc. (L)	1,093	17,204
Merit Medical Systems, Inc. (I)	1,003	13,179
Natus Medical, Inc. (I)	845	8,036
Neogen Corp. (I)	617	21,422
Neoprobe Corp. (I)(L)	1,989	5,887
NuVasive, Inc. (I)	995	16,985
NxStage Medical, Inc. (I)(L)	1,350	28,161
OraSure Technologies, Inc. (I)	1,410	11,224

397

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Orthofix International NV (I)	450	$15,530
Palomar Medical Technologies, Inc. (I)	656	5,169
Quidel Corp. (I)(L)	909	14,880
ResMed, Inc. (I)(L)	3,604	103,759
Rochester Medical Corp. (I)	426	3,246
Rockwell Medical Technologies, Inc. (I)	594	4,847
RTI Biologics, Inc. (I)	2,040	6,712
Sirona Dental Systems, Inc. (I)	1,324	56,151
SonoSite, Inc. (I)(L)	422	12,803
Spectranetics Corp. (I)	1,255	8,961
St. Jude Medical, Inc.	7,723	279,495
STAAR Surgical Company (I)	1,221	9,524
STERIS Corp.	1,403	41,066
Stryker Corp.	9,109	429,307
SurModics, Inc. (I)(L)	553	5,032
Symmetry Medical, Inc. (I)	1,095	8,453
Synovis Life Technologies, Inc. (I)	378	6,313
Teleflex, Inc. (L)	962	51,727
The Cooper Companies, Inc.	1,093	86,511
Thoratec Corp. (I)(L)	1,365	44,554
TranS1, Inc. (I)	1,095	3,285
Utah Medical Products, Inc.	181	4,769
Varian Medical Systems, Inc. (I)(L)	2,750	143,440
Vascular Solutions, Inc. (I)	575	6,584
Volcano Corp. (I)	1,271	37,660
West Pharmaceutical Services, Inc.	811	30,088
Wright Medical Group, Inc. (I)	1,085	19,400
Young Innovations, Inc.	301	8,579
Zimmer Holdings, Inc. (I)	4,492	240,322
Zoll Medical Corp. (I)	540	20,380

		5,840,762
Health Care Providers & Services - 2.16%
Accretive Health, Inc. (I)(L)	2,162	45,899
Aetna, Inc.	8,884	322,933
Air Methods Corp. (I)	310	19,738
Allied Healthcare International, Inc. (I)	1,722	6,612
Almost Family, Inc. (I)	242	4,024
Amedisys, Inc. (I)	738	10,937
American Dental Partners, Inc. (I)	606	5,854
AMERIGROUP Corp. (I)(L)	1,173	45,759
AmerisourceBergen Corp.	6,452	240,466
AMN Healthcare Services, Inc. (I)	1,002	4,018
Amsurg Corp. (I)	790	17,775
Assisted Living Concepts, Inc.	687	8,704
Bio-Reference Labs, Inc. (I)(L)	734	13,513
BioScrip, Inc. (I)	1,315	8,363
Brookdale Senior Living, Inc. (I)	2,906	36,441
Capital Senior Living Corp. (I)	918	5,664
Cardinal Health, Inc.	8,236	344,924
CardioNet, Inc. (I)	1,057	3,171
Catalyst Health Solutions, Inc. (I)	1,117	64,440
Centene Corp. (I)	1,186	34,003
Chemed Corp.	496	27,260
Chindex International, Inc. (I)(L)	513	4,520
CIGNA Corp.	6,335	265,690
Community Health Systems, Inc. (I)(L)	2,281	37,956
Continucare Corp. (I)	1,642	10,476
Corvel Corp. (I)	319	13,558
Coventry Health Care, Inc. (I)	3,493	100,633
Cross Country Healthcare, Inc. (I)	1,002	4,188
DaVita, Inc. (I)	2,220	139,127
Emeritus Corp. (I)	1,079	15,214
Examworks Group, Inc. (I)	662	6,739
Express Scripts, Inc. (I)	12,436	461,003

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Five Star Quality Care, Inc. (I)	1,369	$3,423
Gentiva Health Services, Inc. (I)	809	4,466
Hanger Orthopedic Group, Inc. (I)	841	15,886
HCA Holdings, Inc. (I)	12,274	247,444
Health Management
Associates, Inc., Class A (I)(L)	6,080	42,074
Health Net, Inc. (I)	2,181	51,712
Healthsouth Corp. (I)	2,288	34,160
Healthspring, Inc. (I)	1,519	55,383
Healthways, Inc. (I)	968	9,515
Henry Schein, Inc. (I)(L)	2,158	133,818
HMS Holdings Corp. (I)	2,028	49,463
Humana, Inc.	3,946	286,993
IPC The Hospitalist Company, Inc. (I)	426	15,204
Kindred Healthcare, Inc. (I)(L)	1,247	10,749
Laboratory Corp. of America Holdings (I)(L)	2,334	184,503
Landauer, Inc.	260	12,880
LHC Group, Inc. (I)(L)	506	8,632
LifePoint Hospitals, Inc. (I)(L)	1,246	45,653
Lincare Holdings, Inc.	2,269	51,053
Magellan Health Services, Inc. (I)	759	36,660
McKesson Corp.	5,924	430,675
MedCath Corp.	613	8,508
Medco Health Solutions, Inc. (I)	9,388	440,203
Mednax, Inc. (I)	1,135	71,096
Medquist Holdings, Inc. (I)	981	7,416
Molina Healthcare, Inc. (I)	1,059	16,351
MWI Veterinary Supply, Inc. (I)	319	21,954
National Healthcare Corp.	367	11,854
National Research Corp.	209	6,926
Omnicare, Inc.	2,684	68,254
Owens & Minor, Inc. (L)	1,541	43,888
Patterson Companies, Inc.	2,913	83,399
PharMerica Corp. (I)	865	12,344
PSS World Medical, Inc. (I)(L)	1,353	26,641
Quest Diagnostics, Inc.	3,678	181,546
Select Medical Holdings Corp. (I)	3,115	20,777
Skilled Healthcare Group, Inc. (I)(L)	1,126	4,065
Sunrise Senior Living, Inc. (I)	1,485	6,876
Team Health Holdings, Inc. (I)	1,302	21,379
Tenet Healthcare Corp. (I)(L)	11,719	48,399
The Ensign Group, Inc.	547	12,641
The Providence Service Corp. (I)	427	4,548
Triple-S Management Corp., Class B (I)	744	12,462
UnitedHealth Group, Inc.	25,410	1,171,909
Universal American Corp.	1,908	19,194
Universal Health Services, Inc., Class B	2,315	78,710
US Physical Therapy, Inc.	410	7,593
Vanguard Health Systems Incvanguard
Health Systems Inc (I)	1,306	13,269
VCA Antech, Inc. (I)(L)	2,095	33,478
WellCare Health Plans, Inc. (I)	1,019	38,702
WellPoint, Inc. (L)	8,601	561,473

		7,115,803
Health Care Technology - 0.18%
Allscripts Healthcare Solutions, Inc. (I)	4,531	81,649
athenahealth, Inc. (I)	854	50,856
Cerner Corp. (I)(L)	3,961	271,408
Computer Programs & Systems, Inc.	275	18,191
Emdeon, Inc., Class A (I)	2,260	42,465
Epocrates, Inc. (I)	368	3,316
HealthStream, Inc. (I)	305	3,913
MedAssets, Inc. (I)	1,530	14,703
Medidata Solutions, Inc. (I)	654	10,752

398

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
MedQuist, Inc. (I)	1,006	$7,646
Merge Healthcare, Inc. (I)	1,992	12,131
Omnicell, Inc. (I)	909	12,526
Quality Systems, Inc.	691	67,027
Transcend Services, Inc. (I)	304	6,852

		603,435
Life Sciences Tools & Services - 0.55%
Affymetrix, Inc. (I)	2,012	9,859
Agilent Technologies, Inc. (I)	8,121	253,781
Albany Molecular Research, Inc. (I)	1,104	3,113
Bio-Rad Laboratories, Inc., Class A (I)	662	60,090
Bruker Corp. (I)	3,989	53,971
Caliper Life Sciences, Inc. (I)	1,581	16,553
Cambrex Corp. (I)	1,159	5,841
Charles River
Laboratories International, Inc. (I)	1,264	36,176
Complete Genomics, Inc. (I)	696	4,086
Covance, Inc. (I)	1,436	65,266
Enzo Biochem, Inc. (I)	1,398	3,593
eResearch Technology, Inc. (I)	1,589	7,087
Fluidigm Corpfluidigm Corp. (I)	369	5,140
Furiex Pharmaceuticals, Inc. (I)	267	3,799
Harvard Bioscience, Inc. (I)	1,224	5,165
Illumina, Inc. (I)	2,926	119,732
Life Technologies Corp. (I)	4,238	162,866
Luminex Corp. (I)	1,110	24,609
Medtox Scientific, Inc.	380	4,974
Mettler-Toledo International, Inc. (I)(L)	756	105,810
Pacific Biosciences of California, Inc. (I)	960	3,082
Parexel International Corp. (I)	1,470	27,827
PerkinElmer, Inc.	2,680	51,483
Pharmaceutical Product Development, Inc.	2,695	69,154
Sequenom, Inc. (I)	2,021	10,287
Techne Corp.	874	59,441
Thermo Fisher Scientific, Inc. (I)	8,996	455,557
Waters Corp. (I)	2,151	162,379

		1,790,721
Pharmaceuticals - 4.85%
Abbott Laboratories	36,471	1,865,127
Acura Pharmaceuticals, Inc. (I)(L)	1,383	4,702
Aegerion Pharmaceuticals, Inc. (I)	465	5,892
Akorn, Inc. (I)(L)	2,572	20,087
Alexza Pharmaceuticals, Inc. (I)(L)	3,170	3,487
Allergan, Inc.	7,150	589,017
Auxilium Pharmaceuticals, Inc. (I)	1,190	17,838
AVANIR Pharmaceuticals, Class A (I)	2,804	8,019
Bristol-Myers Squibb Company (L)	40,075	1,257,554
Cadence Pharmaceuticals, Inc. (I)(L)	1,491	9,766
Columbia Laboratories, Inc. (I)	2,813	5,485
Corcept Therapeutics, Inc. (I)	2,007	6,222
Cornerstone Therapeutics, Inc. (I)	761	4,870
Cumberland Pharmaceuticals, Inc. (I)	891	4,990
Depomed, Inc. (I)	1,587	8,570
Durect Corp. (I)	2,824	4,547
Eli Lilly & Company	27,205	1,005,769
Endo Pharmaceuticals Holdings, Inc. (I)	2,772	77,588
Endocyte, Inc. (I)	763	8,088
Forest Laboratories, Inc. (I)	6,742	207,586
Forest Laboratories, Inc., CVR	686	652
Hi-Tech Pharmacal Company, Inc. (I)	349	11,726
Hospira, Inc. (I)	3,929	145,373
Impax Laboratories, Inc. (I)	1,339	23,981
Indevus Pharmaceuticals, Inc.	2,544	206

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Ista Pharmaceuticals, Inc. (I)	1,344	$4,637
Jazz Pharmaceuticals, Inc. (I)	952	39,527
Johnson & Johnson	64,296	4,096,298
K-V Pharmaceutical Company, Class A (I)(L)	2,026	2,735
MAP Pharmaceuticals, Inc. (I)	660	9,649
Medicis Pharmaceutical Corp., Class A (L)	1,476	53,844
Merck & Company, Inc.	72,522	2,372,195
Mylan, Inc. (I)	10,017	170,289
Nektar Therapeutics (I)(L)	2,587	12,547
Obagi Medical Products, Inc. (I)	707	6,412
Optimer Pharmaceuticals, Inc. (I)	929	12,857
Pacira Pharmaceuticals, Inc. (I)	407	4,042
Pain Therapeutics, Inc. (I)	1,407	6,697
Par Pharmaceutical Companies, Inc. (I)	903	24,038
Perrigo Company	2,187	212,380
Pfizer, Inc.	185,527	3,280,117
Questcor Pharmaceuticals, Inc. (I)	1,473	40,154
Sagent Pharmaceuticals, Inc. (I)	538	10,889
Salix Pharmaceuticals, Ltd. (I)	1,345	39,812
Santarus, Inc. (I)	2,040	5,692
Sucampo Pharmaceuticals, Inc. (I)(L)	1,371	5,114
The Medicines Company (I)	1,386	20,624
Viropharma, Inc. (I)	1,871	33,809
Vivus, Inc. (I)	2,111	17,036
Watson Pharmaceuticals, Inc. (I)	2,802	191,237
XenoPort, Inc. (I)	842	4,968

		15,974,741

		36,666,571
Industrials - 9.99%
Aerospace & Defense - 2.27%
AAR Corp.	1,006	16,770
Aerovironment, Inc. (I)(L)	570	16,046
Alliant Techsystems, Inc.	781	42,572
American Science & Engineering, Inc.	220	13,431
Astronics Corp. (I)	330	9,323
Astronics Corp., Class B (I)	36	992
BE Aerospace, Inc. (I)	2,467	81,682
Ceradyne, Inc. (I)	627	16,860
Cubic Corp.	656	25,630
Curtiss-Wright Corp.	1,137	32,780
DigitalGlobe, Inc. (I)	1,164	22,617
Ducommun, Inc.	335	5,018
Esterline Technologies Corp. (I)	729	37,791
GenCorp, Inc. (I)(L)	1,745	7,835
General Dynamics Corp.	8,720	496,081
GeoEye, Inc. (I)	544	15,422
Goodrich Corp.	2,919	352,265
HEICO Corp., Class A	1,018	34,266
Hexcel Corp. (I)	2,343	51,921
Honeywell International, Inc.	18,472	811,106
Huntington Ingalls Industries, Inc. (I)	1,174	28,563
ITT Corp.	4,311	181,062
Kratos Defense & Security Solutions, Inc. (I)	805	5,410
L-3 Communications Holdings, Inc.	2,474	153,314
LMI Aerospace, Inc. (I)	376	6,415
Lockheed Martin Corp. (L)	8,179	594,123
Moog, Inc., Class A (I)	1,069	34,871
National Presto Industries, Inc. (L)	167	14,514
Northrop Grumman Corp.	6,844	356,983
Orbital Sciences Corp., Class A (I)	1,479	18,931
Precision Castparts Corp.	3,369	523,745
Raytheon Company	8,315	339,834
Rockwell Collins, Inc. (L)	3,619	190,938

399

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Spirit Aerosystems Holdings, Inc., Class A (I)	3,438	$54,836
Taser International, Inc. (I)	1,930	8,318
Teledyne Technologies, Inc. (I)	884	43,192
Textron, Inc.	6,590	116,248
The Boeing Company	17,335	1,048,941
The Keyw Holding Corp. (I)	377	2,680
TransDigm Group, Inc. (I)	1,172	95,717
Triumph Group, Inc.	996	48,545
United Technologies Corp.	21,442	1,508,659

		7,466,247
Air Freight & Logistics - 0.77%
Air Transport Services Group, Inc. (I)	1,747	7,565
Atlas Air Worldwide Holdings, Inc. (I)	574	19,108
C.H. Robinson Worldwide, Inc. (L)	3,837	262,719
Expeditors International of Washington, Inc.	5,020	203,561
FedEx Corp.	7,405	501,170
Forward Air Corp.	789	20,080
HUB Group, Inc., Class A (I)	948	26,800
Pacer International, Inc. (I)	1,283	4,811
Park-Ohio Holdings Corp. (I)	386	4,636
United Parcel Service, Inc., Class B	23,136	1,461,038
UTI Worldwide, Inc.	2,522	32,887

		2,544,375
Airlines - 0.19%
Alaska Air Group, Inc. (I)	828	46,608
Allegiant Travel Company (I)(L)	464	21,868
AMR Corp. (I)(L)	7,914	23,425
Delta Air Lines, Inc. (I)	19,839	148,793
Hawaiian Holdings, Inc. (I)	1,547	6,513
JetBlue Airways Corp. (I)(L)	7,248	29,717
Republic Airways Holdings, Inc. (I)	1,141	3,229
Skywest, Inc.	1,372	15,792
Southwest Airlines Company	18,651	149,954
Spirit Airlines, Inc. (I)	1,433	17,913
United Continental Holdings, Inc. (I)	7,706	149,342
US Airways Group, Inc. (I)	3,842	21,131

		634,285
Building Products - 0.12%
AAON, Inc.	644	10,143
American Woodmark Corp.	444	5,377
Ameron International Corp.	231	19,621
AO Smith Corp.	1,103	35,329
Apogee Enterprises, Inc.	812	6,975
Armstrong World Industries, Inc. (L)	1,369	47,148
Builders FirstSource, Inc. (I)	2,162	2,746
Gibraltar Industries, Inc. (I)	910	7,389
Griffon Corp. (I)	1,661	13,587
Insteel Industries, Inc.	563	5,669
Lennox International, Inc.	1,275	32,870
Masco Corp.	8,599	61,225
NCI Building Systems, Inc. (I)	411	3,107
Owens Corning, Inc. (I)	2,927	63,457
Quanex Building Products Corp.	1,014	11,103
Simpson Manufacturing Company, Inc. (L)	1,208	30,115
Trex Company, Inc. (I)	450	7,214
Universal Forest Products, Inc. (L)	512	12,314
USG Corp. (I)(L)	2,613	17,585

		392,974
Commercial Services & Supplies - 0.68%
ABM Industries, Inc.	1,288	24,549
ACCO Brands Corp. (I)	1,487	7,093
American Reprographics Company (I)	1,428	4,798

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
APAC Customer Services, Inc. (I)	1,370	$11,672
Avery Dennison Corp.	2,544	63,804
Cenveo, Inc. (I)	1,822	5,484
Cintas Corp. (L)	3,314	93,256
Clean Harbors, Inc. (I)	1,259	64,587
Consolidated Graphics, Inc. (I)	278	10,155
Copart, Inc. (I)	1,564	61,184
Corrections Corp. of America (I)	2,476	56,180
Covanta Holding Corp. (L)	3,520	53,469
Deluxe Corp. (L)	1,221	22,711
EnergySolutions, Inc. (I)(L)	2,503	8,836
EnerNOC, Inc. (I)	701	6,309
Ennis, Inc.	718	9,377
Fuel Tech, Inc. (I)	793	4,615
G&K Services, Inc., Class A	454	11,595
Healthcare Services Group, Inc.	1,512	24,404
Heritage-Crystal Clean, Inc. (I)	385	6,992
Herman Miller, Inc.	1,386	24,754
Higher One Holdings, Inc. (I)	1,202	19,557
HNI Corp. (L)	1,142	21,846
InnerWorkings, Inc. (I)	1,291	10,121
Interface, Inc., Class A	1,612	19,118
Intersections, Inc.	258	3,315
Iron Mountain, Inc. (L)	4,716	149,120
KAR Auction Services, Inc. (I)	2,888	34,974
Kimball International, Inc., Class B	1,220	5,929
Knoll, Inc.	1,200	16,440
M&F Worldwide Corp. (I)(L)	527	12,975
McGrath Rentcorp	612	14,559
Metalico, Inc. (I)	1,349	5,261
Mine Safety Appliances Company	929	25,046
Mobile Mini, Inc. (I)(L)	978	16,078
Multi-Color Corp.	400	9,036
Perma-Fix Environmental Services, Inc. (I)	2,931	3,517
Pitney Bowes, Inc.	4,796	90,165
R.R. Donnelley & Sons Company	4,945	69,823
Republic Services, Inc.	8,982	252,035
Rollins, Inc.	3,435	64,269
Schawk, Inc., Class A	698	6,889
Standard Parking Corp. (I)	512	8,008
Steelcase, Inc., Class A	3,275	20,665
Stericycle, Inc. (I)(L)	2,016	162,732
Sykes Enterprises, Inc. (I)	1,220	18,239
Team, Inc. (I)	513	10,763
Tetra Tech, Inc. (I)	1,553	29,103
The Brinks Company (L)	1,094	25,501
The Geo Group, Inc. (I)(L)	1,557	28,898
TMS International Corp. (I)	758	5,518
Unifirst Corp.	439	19,882
United Stationers, Inc.	1,119	30,493
US Ecology, Inc.	574	8,880
Viad Corp.	563	9,560
Waste Connections, Inc.	2,654	89,758
Waste Management, Inc.	11,131	362,425

		2,256,322
Construction & Engineering - 0.25%
Aecom Technology Corp. (I)	2,821	49,847
Comfort Systems USA, Inc.	1,081	8,994
Dycom Industries, Inc. (I)	863	13,204
EMCOR Group, Inc.	1,616	32,853
Fluor Corp.	4,085	190,157
Furmanite Corp. (I)	1,201	6,497
Granite Construction, Inc.	975	18,301
Great Lakes Dredge & Dock Corp.	1,675	6,817

400

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Insituform Technologies, Inc., Class A (I)(L)	1,004	$11,626
Jacobs Engineering Group, Inc. (I)	2,973	95,998
KBR, Inc.	3,542	83,697
Layne Christensen Company (I)	532	12,289
MasTec, Inc. (I)	1,910	33,635
Michael Baker Corp. (I)	258	4,936
MYR Group, Inc. (I)	561	9,896
Northwest Pipe Company (I)	260	5,275
Orion Marine Group, Inc. (I)	763	4,403
Pike Electric Corp. (I)	949	6,425
Primoris Services Corp.	1,031	10,784
Quanta Services, Inc. (I)(L)	4,996	93,875
Sterling Construction Company, Inc. (I)	395	4,412
The Shaw Group, Inc. (I)	1,666	36,219
Tutor Perini Corp.	1,191	13,685
URS Corp. (I)	1,842	54,634

		808,459
Electrical Equipment - 0.57%
A123 Systems, Inc. (I)(L)	3,038	10,451
Acuity Brands, Inc. (L)	1,021	36,797
American Superconductor Corp. (I)	1,242	4,881
AMETEK, Inc.	3,771	124,330
AZZ, Inc.	344	13,337
Belden, Inc.	1,149	29,633
Brady Corp., Class A	1,298	34,306
Broadwind Energy, Inc. (I)	4,811	1,540
Capstone Turbine Corp. (I)	5,829	5,829
Coleman Cable, Inc. (I)	354	2,995
Emerson Electric Company	17,630	728,295
Encore Wire Corp.	643	13,233
EnerSys (I)	1,222	24,464
Franklin Electric Company, Inc.	584	21,188
Fuelcell Energy, Inc. (I)(L)	4,534	3,808
General Cable Corp. (I)(L)	1,258	29,374
GrafTech International, Ltd. (I)	3,148	39,980
Hubbell, Inc., Class B	1,387	68,712
II-VI, Inc. (I)	1,532	26,810
Lighting Science Group Corp. (I)(L)	3,647	9,665
LSI Industries, Inc.	784	4,884
Polypore International, Inc. (I)	1,089	61,550
Powell Industries, Inc. (I)	321	9,941
Preformed Line Products Company	151	6,916
Regal-Beloit Corp.	897	40,706
Rockwell Automation, Inc.	3,392	189,952
Roper Industries, Inc. (L)	2,236	154,083
Satcon Technology Corp. (I)(L)	3,113	2,957
The Babcock & Wilcox Company (I)	2,792	54,584
Thermon Group Holdings, Inc. (I)	528	7,297
Thomas & Betts Corp. (I)	1,234	49,249
UQM Technologies, Inc. (I)	2,453	4,097
Valence Technology, Inc. (I)(L)	5,079	5,282
Vicor Corp.	1,178	10,308
Woodward, Inc.	1,665	45,621

		1,877,055
Industrial Conglomerates - 1.76%
3M Company	16,651	1,195,375
Carlisle Companies, Inc.	1,464	46,672
Danaher Corp.	15,578	653,341
General Electric Company	248,940	3,793,846
Raven Industries, Inc.	454	21,883
Seaboard Corp.	29	52,258
Standex International Corp.	320	9,962
Tredegar Industries, Inc.	834	12,368

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
United Capital Corp. (I)	289	$5,925

		5,791,630
Machinery - 1.91%
3D Systems Corp. (I)(L)	1,165	16,298
Actuant Corp., Class A	1,647	32,528
AGCO Corp. (I)	2,234	77,229
Alamo Group, Inc.	343	7,131
Albany International Corp., Class A	756	13,797
Altra Holdings, Inc. (I)	749	8,666
American Railcar Industries, Inc. (I)	658	10,120
Ampco-Pittsburgh Corp.	317	6,483
Astec Industries, Inc. (I)	567	16,602
Badger Meter, Inc.	407	11,775
Barnes Group, Inc.	1,329	25,583
Blount International, Inc. (I)	1,228	16,406
Briggs & Stratton Corp. (L)	1,263	17,063
Cascade Corp.	185	6,177
Caterpillar, Inc.	15,128	1,117,052
Chart Industries, Inc. (I)	708	29,856
CIRCOR International, Inc.	453	13,305
CLARCOR, Inc.	1,194	49,408
Colfax Corp. (I)(L)	1,068	21,638
Columbus McKinnon Corp./NY (I)	576	6,313
Commercial Vehicle Group, Inc. (I)	881	5,788
Crane Company (L)	1,377	49,145
Cummins, Inc.	4,596	375,309
Deere & Company (L)	9,843	635,563
Donaldson Company, Inc.	1,789	98,037
Dover Corp.	4,361	203,223
Dynamic Materials Corp.	379	5,969
Eaton Corp.	8,005	284,178
Energy Recovery, Inc. (I)	1,697	5,108
EnPro Industries, Inc. (I)(L)	496	14,721
ESCO Technologies, Inc.	694	17,697
Federal Signal Corp.	1,496	6,612
Flow International Corp. (I)	1,534	3,390
Flowserve Corp.	1,315	97,310
Force Protection, Inc. (I)	1,916	7,377
FreightCar America, Inc. (I)	390	5,620
Gardner Denver, Inc.	1,224	77,785
Graco, Inc. (L)	1,453	49,605
Graham Corp.	337	5,608
Greenbrier Companies, Inc. (I)	617	7,188
Harsco Corp.	1,986	38,509
Hurco Companies, Inc. (I)	233	4,730
IDEX Corp.	1,962	61,136
Illinois Tool Works, Inc.	11,731	488,010
John Bean Technologies Corp.	744	10,609
Joy Global, Inc.	2,471	154,141
Kadant, Inc. (I)	355	6,305
Kaydon Corp.	801	22,973
Kennametal, Inc. (L)	1,921	62,894
LB Foster Co.	310	6,891
Lincoln Electric Holdings, Inc.	2,002	58,078
Lindsay Corp. (L)	317	17,055
Meritor, Inc. (I)	2,106	14,868
Met-Pro Corp.	567	4,865
Middleby Corp. (I)	454	31,989
Miller Industries, Inc.	407	7,061
Mueller Industries, Inc.	916	35,348
Mueller Water Products, Inc.	3,341	8,286
NACCO Industries, Inc., Class A	208	13,187
Navistar International Corp. (I)	1,717	55,150
Nordson Corp. (L)	1,635	64,975

401

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Omega Flex, Inc. (I)	343	$4,562
Oshkosh Corp. (I)	2,210	34,785
PACCAR, Inc.	8,609	291,156
Pall Corp.	2,725	115,540
Parker Hannifin Corp.	3,793	239,452
Pentair, Inc. (L)	2,304	73,751
PMFG, Inc. (I)	493	7,775
RBC Bearings, Inc. (I)	550	18,695
Robbins & Myers, Inc.	1,083	37,591
Sauer-Danfoss, Inc. (I)	1,156	33,408
Snap-On, Inc. (L)	1,370	60,828
SPX Corp.	1,216	55,097
Stanley Black & Decker, Inc.	3,758	184,518
Sun Hydraulics, Inc.	664	13,532
Tecumseh Products Company, Class A (I)	535	3,900
Tennant Company	492	17,402
Terex Corp. (I)	2,656	27,251
The Eastern Company (L)	226	4,125
The Gorman-Rupp Company	538	13,283
The Manitowoc Company, Inc. (L)	3,212	21,553
The Toro Company	725	35,721
Timken Company	2,314	75,945
Titan International, Inc. (L)	1,027	15,405
TriMas Corp. (I)	840	12,474
Trinity Industries, Inc. (L)	1,936	41,450
Twin Disc, Inc.	312	8,321
Valmont Industries, Inc. (L)	632	49,258
Wabash National Corp. (I)	1,473	7,026
WABCO Holdings, Inc. (I)	1,616	61,182
Wabtec Corp.	1,160	61,329
Watts Water Technologies, Inc., Class A (L)	783	20,867
Xerium Technologies, Inc. (I)	324	3,392

		6,276,297
Marine - 0.04%
Alexander & Baldwin, Inc.	1,025	37,443
Eagle Bulk Shipping, Inc. (I)(L)	2,116	3,322
Excel Maritime Carriers, Ltd. (I)(L)	2,455	5,106
Genco Shipping & Trading, Ltd. (I)(L)	955	7,459
International Shipholding Corp.	238	4,401
Kirby Corp. (I)	1,321	69,537
Navios Maritime Partners LP	864	11,491

		138,759
Professional Services - 0.31%
Acacia Research (I)	1,025	36,890
Barrett Business Services, Inc.	439	6,120
CBIZ, Inc. (I)(L)	1,526	10,056
CDI Corp.	598	6,387
CoStar Group, Inc. (I)	555	28,843
CRA International, Inc. (I)	287	5,743
Dun & Bradstreet Corp.	1,174	71,919
Equifax, Inc.	2,895	88,992
Exponent, Inc. (I)	363	15,003
FTI Consulting, Inc. (I)	1,003	36,920
GP Strategies Corp. (I)	578	5,774
Heidrick & Struggles International, Inc.	459	7,551
Hill International, Inc. (I)	1,314	6,150
Hudson Highland Group, Inc. (I)	1,154	3,947
Huron Consulting Group, Inc. (I)	570	17,744
ICF International, Inc. (I)	401	7,543
IHS, Inc., Class A (I)(L)	1,537	114,983
Insperity, Inc.	655	14,574
Kelly Services, Inc., Class A	880	10,032
Kforce, Inc. (I)	1,103	10,820

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Korn/Ferry International (I)	1,149	$14,006
Manpower, Inc.	1,949	65,525
Mistras Group, Inc. (I)	344	6,041
Navigant Consulting Company (I)	1,351	12,524
Odyssey Marine Exploration, Inc. (I)(L)	2,330	5,732
On Assignment, Inc. (I)	1,009	7,134
Pendrell Corp. (I)	6,139	13,813
Resources Connection, Inc.	1,267	12,391
Robert Half International, Inc. (L)	3,448	73,167
RPX Corp. (I)	894	18,515
School Specialty, Inc. (I)(L)	600	4,278
The Advisory Board Company (I)	394	25,425
The Corporate Executive Board Company	857	25,539
The Dolan Company (I)	898	8,073
Towers Watson & Company, Class A	1,535	91,762
TrueBlue, Inc. (I)	1,099	12,452
Verisk Analytics, Inc., Class A (I)	3,121	108,517
Volt Information Sciences, Inc. (I)	725	4,858
VSE Corp.	167	4,322

		1,020,065
Road & Rail - 0.83%
AMERCO, Inc. (I)	457	28,540
Arkansas Best Corp.	705	11,386
Avis Budget Group, Inc. (I)(L)	2,532	24,484
Celadon Group, Inc.	752	6,678
Con-way, Inc.	1,284	28,415
CSX Corp.	26,137	487,978
Dollar Thrifty Automotive Group, Inc. (I)	626	35,244
Genesee & Wyoming, Inc., Class A (I)	975	45,357
Heartland Express, Inc.	2,236	30,320
Hertz Global Holdings, Inc. (I)	9,778	87,024
J.B. Hunt Transport Services, Inc.	2,867	103,556
Kansas City Southern (I)	2,451	122,452
Knight Transportation, Inc.	2,093	27,858
Landstar System, Inc.	1,180	46,681
Marten Transport, Ltd.	604	10,413
Norfolk Southern Corp.	8,287	505,673
Old Dominion Freight Line, Inc. (I)	1,402	40,616
Patriot Transportation Holding, Inc. (I)	313	6,326
Quality Distribution, Inc. (I)	485	4,350
RailAmerica, Inc. (I)	913	11,896
Roadrunner Transportation Systems, Inc. (I)	388	5,323
Ryder Systems, Inc.	1,195	44,824
Saia, Inc. (I)	429	4,513
Swift Transporation Company (I)	2,813	18,116
Union Pacific Corp.	11,514	940,348
Universal Truckload Services, Inc.	488	6,344
USA Truck, Inc. (I)	383	2,972
Werner Enterprises, Inc. (L)	1,767	36,807
Zipcar, Inc. (I)(L)	795	14,310

		2,738,804
Trading Companies & Distributors - 0.28%
Aceto Corp.	842	4,454
Air Lease Corp. (I)	2,065	39,648
Aircastle, Ltd.	1,874	17,840
Applied Industrial Technologies, Inc.	1,030	27,975
Beacon Roofing Supply, Inc. (I)(L)	1,131	18,085
CAI International, Inc. (I)	591	6,927
DXP Enterprises, Inc. (I)	385	7,250
Fastenal Company (L)	6,929	230,597
GATX Corp.	1,145	35,484
H&E Equipment Services, Inc. (I)	922	7,607
Houston Wire & Cable Company	560	6,434

402

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Interline Brands, Inc. (I)	882	$11,351
Kaman Corp., Class A	670	18,660
Lawson Products, Inc.	358	4,840
MSC Industrial Direct Company, Inc., Class A	1,302	73,511
RSC Holdings, Inc. (I)	2,552	18,196
Rush Enterprises, Inc., Class A (I)	568	8,043
Seacube Container Leasing, Ltd.	293	3,554
TAL International Group, Inc.	812	20,251
Textainer Group Holdings, Ltd.	1,173	23,788
Titan Machinery, Inc. (I)	544	9,738
United Rentals, Inc. (I)(L)	1,518	25,563
W.W. Grainger, Inc. (L)	1,601	239,414
Watsco, Inc. (L)	724	36,996
WESCO International, Inc. (I)(L)	1,020	34,221

		930,427
Transportation Infrastructure - 0.01%
Macquarie Infrastructure Company LLC	1,113	24,976

		32,900,675
Information Technology - 18.36%
Communications Equipment - 1.82%
Acme Packet, Inc. (I)	1,651	70,316
ADTRAN, Inc.	1,539	40,722
Anaren, Inc. (I)	432	8,273
Arris Group, Inc. (I)	2,987	30,766
Aruba Networks, Inc. (I)(L)	2,376	49,682
Aviat Networks, Inc. (I)	1,974	4,639
BigBand Networks, Inc. (I)	2,422	3,100
Black Box Corp.	458	9,778
Blue Coat Systems, Inc. (I)(L)	1,094	15,185
Brocade Communications Systems, Inc. (I)	11,151	48,172
Calix, Inc. (I)	904	7,051
Ciena Corp. (I)(L)	2,331	26,107
Cisco Systems, Inc.	129,106	1,999,852
Communications Systems, Inc.	404	5,252
Comtech Telecommunications Corp. (L)	714	20,056
DG FastChannel, Inc. (I)(L)	594	10,068
Dialogic, Inc. (I)	1,206	2,231
Digi International, Inc. (I)	713	7,843
EchoStar Corp., Class A (I)	2,062	46,622
Emcore Corp. (I)(L)	3,054	3,023
Emulex Corp. (I)	2,134	13,658
Extreme Networks, Inc. (I)	2,730	7,235
F5 Networks, Inc. (I)	1,908	135,563
Finisar Corp. (I)	2,033	35,659
Globecomm Systems, Inc. (I)	666	8,998
Harmonic, Inc. (I)	2,721	11,591
Harris Corp. (L)	2,996	102,373
Infinera Corp. (I)(L)	2,668	20,597
InterDigital, Inc. (L)	1,082	50,400
Ixia (I)	1,810	13,883
JDS Uniphase Corp. (I)	5,390	53,738
Juniper Networks, Inc. (I)	12,544	216,509
KVH Industries, Inc. (I)	612	4,841
Loral Space & Communications, Inc. (I)	486	24,349
Meru Networks, Inc. (I)	433	3,529
Motorola Mobility Holdings, Inc. (I)	6,965	263,138
Motorola Solutions, Inc.	7,956	333,356
MRV Communications, Inc. (I)	2,912	3,582
Netgear, Inc. (I)	889	23,016
Oclaro, Inc. (I)	1,172	4,266
Oplink Communications, Inc. (I)	579	8,766
OpNext, Inc. (I)	3,024	3,780
ORBCOMM, Inc. (I)	1,752	4,468

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
PC-Tel, Inc. (I)	820	$5,043
Plantronics, Inc.	1,150	32,718
Polycom, Inc. (I)	4,160	76,419
Powerwave Technologies, Inc. (I)(L)	4,563	7,848
QUALCOMM, Inc.	39,179	1,905,275
Riverbed Technology, Inc. (I)	3,564	71,137
ShoreTel, Inc. (I)	1,320	6,574
Sonus Networks, Inc. (I)(L)	7,104	15,416
Sycamore Networks, Inc.	773	13,953
Symmetricom, Inc. (I)	1,285	5,577
Tekelec, Inc. (I)	1,780	10,751
Tellabs, Inc.	8,690	37,280
UTStarcom Holdings Corp. (I)	5,030	5,131
Viasat, Inc. (I)(L)	874	29,113

		5,978,268
Computers & Peripherals - 3.67%
ADPT Corp.	3,527	9,452
Apple, Inc. (I)	21,703	8,272,750
Avid Technology, Inc. (I)(L)	1,037	8,026
Cray, Inc. (I)	1,177	6,250
Dell, Inc. (I)	44,271	626,435
Diebold, Inc.	1,562	42,971
Electronics for Imaging, Inc. (I)	1,182	15,922
EMC Corp. (I)	48,271	1,013,208
Fusion-io, Inc. (I)(L)	1,703	32,357
Hewlett-Packard Company	50,756	1,139,472
Hutchinson Technology, Inc. (I)(L)	1,471	2,883
Imation Corp. (I)	1,154	8,436
Immersion Corp. (I)	966	5,777
Intermec, Inc. (I)	1,634	10,654
Intevac, Inc. (I)(L)	795	5,557
Lexmark International, Inc., Class A (I)(L)	1,863	50,357
NCR Corp. (I)	3,727	62,949
NetApp, Inc. (I)	8,518	289,101
Novatel Wireless, Inc. (I)	1,074	3,243
QLogic Corp. (I)	2,490	31,573
Quantum Corp. (I)	5,832	10,556
Rimage Corp.	348	4,402
SanDisk Corp. (I)	5,602	226,041
Silicon Graphics International Corp. (I)	836	9,965
STEC, Inc. (I)(L)	1,345	13,638
Stratasys, Inc. (I)(L)	543	10,067
Super Micro Computer, Inc. (I)	1,005	12,593
Synaptics, Inc. (I)	851	20,339
Western Digital Corp. (I)	5,466	140,586

		12,085,560
Electronic Equipment, Instruments & Components - 0.67%
Aeroflex Holding Corp. (I)	1,829	16,644
Agilysys, Inc. (I)	733	5,226
Amphenol Corp., Class A	4,140	168,788
Anixter International, Inc. (I)(L)	828	39,280
Arrow Electronics, Inc. (I)(L)	2,731	75,867
Avnet, Inc. (I)	3,586	93,523
AVX Corp.	4,025	47,777
Benchmark Electronics, Inc. (I)	1,407	18,305
Brightpoint, Inc. (I)	1,768	16,283
Checkpoint Systems, Inc. (I)	1,010	13,716
Cognex Corp.	1,002	27,164
Coherent, Inc. (I)	614	26,377
Corning, Inc.	36,877	455,800
CTS Corp.	1,029	8,366
Daktronics, Inc.	1,219	10,459
DDi Corp.	832	6,024

403

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Dolby Laboratories, Inc., Class A (I)	2,648	$72,661
DTS, Inc. (I)(L)	453	11,248
Echelon Corp. (I)(L)	1,218	8,538
Electro Rent Corp.	657	9,073
Electro Scientific Industries, Inc. (I)	747	8,882
FARO Technologies, Inc. (I)	424	13,377
FEI Company (I)	948	28,402
FLIR Systems, Inc.	3,801	95,215
Ingram Micro, Inc., Class A (I)	3,772	60,842
Insight Enterprises, Inc. (I)	1,152	17,441
IPG Photonics Corp. (I)	1,121	48,696
Itron, Inc. (I)	1,004	29,618
Jabil Circuit, Inc.	5,166	91,903
KEMET Corp. (I)	880	6,292
Littelfuse, Inc.	570	22,920
Maxwell Technologies, Inc. (I)	724	13,329
Measurement Specialties, Inc. (I)	401	10,410
Mercury Computer Systems, Inc. (I)	689	7,924
Methode Electronics, Inc.	1,076	7,995
Molex, Inc. (L)	4,191	85,371
MTS Systems Corp.	413	12,654
Multi-Fineline Electronix, Inc. (I)	648	12,921
National Instruments Corp.	2,850	65,151
Newport Corp. (I)	998	10,788
OSI Systems, Inc. (I)	477	15,989
Park Electrochemical Corp.	558	11,924
PC Connection, Inc. (I)	930	7,421
Plexus Corp. (I)	933	21,104
Power-One, Inc. (I)	2,494	11,223
Pulse Electronics Corp. (L)	1,379	3,944
RadiSys Corp. (I)	794	4,859
Rofin-Sinar Technologies, Inc. (I)	720	13,824
Rogers Corp. (I)	398	15,574
Sanmina-SCI Corp. (I)	2,020	13,494
Scansource, Inc. (I)	664	19,628
SYNNEX Corp. (I)(L)	897	23,501
Tech Data Corp. (I)	1,096	47,380
Trimble Navigation, Ltd. (I)	2,906	97,496
TTM Technologies, Inc. (I)	1,680	15,977
Universal Display Corp. (I)	1,033	49,522
Viasystems Group, Inc. (I)	361	6,350
Vishay Intertechnology, Inc. (I)(L)	3,944	32,972
Vishay Precision Group, Inc. (I)	343	4,521
X-Rite, Inc. (I)(L)	2,642	9,855
Zygo Corp. (I)	617	7,133

		2,214,941
Internet Software & Services - 1.98%
Active Network, Inc./the (I)	974	14,367
Akamai Technologies, Inc. (I)	4,360	86,677
Ancestry.com, Inc. (I)(L)	956	22,466
AOL, Inc. (I)(L)	2,652	31,824
Bankrate, Inc. (I)	2,090	31,789
comScore, Inc. (I)	810	13,665
Constant Contact, Inc. (I)	789	13,642
Cornerstone Ondemand, Inc. (I)	939	11,775
DealerTrack Holdings, Inc. (I)	1,064	16,673
Demand Media, Inc. (I)	1,798	14,384
Dice Holdings, Inc. (I)	1,653	12,926
Digital River, Inc. (I)	977	20,253
Earthlink, Inc.	2,844	18,571
eBay, Inc. (I)	30,462	898,324
Envestnet, Inc. (I)	560	5,600
Equinix, Inc. (I)	1,026	91,140

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Google, Inc., Class A (I)	7,564	$3,890,770
IAC/InterActiveCorp (I)	2,073	81,987
InfoSpace, Inc. (I)	929	7,766
Internap Network Services Corp. (I)	1,567	7,710
IntraLinks Holdings, Inc. (I)	1,107	8,314
iPass, Inc. (I)	2,830	3,538
J2 Global Communications, Inc. (L)	1,102	29,644
Keynote Systems, Inc.	481	10,164
Limelight Networks, Inc. (I)(L)	2,442	5,763
LinkedIn Corp. Class A (I)(L)	2,225	173,728
Liquidity Services, Inc. (I)	719	23,058
LivePerson, Inc. (I)	1,346	13,393
LogMeIn, Inc. (I)	619	20,557
LoopNet, Inc. (I)	837	14,338
Marchex, Inc., Class B	1,045	8,883
Mediamind Technologies Inc. (I)	178	3,916
ModusLink Global Solutions, Inc.	1,518	5,298
Monster Worldwide, Inc. (I)	3,143	22,567
Move, Inc. (I)	4,633	6,718
NIC, Inc.	1,581	18,102
OpenTable, Inc. (I)(L)	569	26,180
Openwave Systems, Inc. (I)	3,456	5,391
Perficient, Inc. (I)	924	6,764
QuinStreet, Inc. (I)	986	10,205
Rackspace Hosting, Inc. (I)	3,066	104,673
RealNetworks, Inc.	977	8,236
RightNow Technologies, Inc. (I)(L)	843	27,861
Saba Software, Inc. (I)	1,002	5,772
Sciquest, Inc. (I)	352	5,259
Stamps.com, Inc.	516	10,547
Support.com, Inc. (I)	1,791	3,546
TechTarget, Inc. (I)	1,270	7,252
Travelzoo, Inc. (I)(L)	401	8,818
United Online, Inc.	2,301	12,034
ValueClick, Inc. (I)(L)	1,901	29,580
VeriSign, Inc.	4,021	115,041
Vocus, Inc. (I)	554	9,285
Web.com Group, Inc. (I)	828	5,779
WebMD Health Corp. (I)	1,334	40,220
XO Group, Inc. (I)	932	7,614
Yahoo!, Inc. (I)	30,645	403,288
Zix Corp. (I)	2,134	5,698

		6,519,333
IT Services - 3.39%
Acxiom Corp. (I)	2,045	21,759
Alliance Data Systems Corp. (I)(L)	1,201	111,333
Automatic Data Processing, Inc.	11,685	550,948
Booz Allen Hamilton Holding Corp. (I)	2,816	41,874
Broadridge Financial Solutions, Inc. (L)	2,909	58,587
CACI International, Inc., Class A (I)	714	35,657
Cardtronics, Inc. (I)	1,085	24,868
Cass Information Systems, Inc.	265	8,228
Ciber, Inc. (I)	2,045	6,196
Cognizant Technology
Solutions Corp., Class A (I)	7,155	448,619
Computer Sciences Corp.	3,654	98,110
Computer Task Group, Inc. (I)	612	6,836
Convergys Corp. (I)(L)	2,923	27,418
CoreLogic, Inc. (I)	2,489	26,558
CSG Systems International, Inc. (I)	891	11,262
DST Systems, Inc.	1,109	48,607
Dynamics Research Corp. (I)	457	4,076
Echo Global Logistics, Inc. (I)	443	5,892
Euronet Worldwide, Inc. (I)	1,309	20,604

404

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
ExlService Holdings, Inc. (I)	766	$16,852
Fidelity National Information Services, Inc.	7,209	175,323
Fiserv, Inc. (I)	3,355	170,333
FleetCor Technologies, Inc. (I)	1,674	43,959
Forrester Research, Inc.	566	18,401
Gartner, Inc. (I)	2,303	80,306
Genpact, Ltd. (I)	5,235	75,332
Global Cash Access Holdings, Inc. (I)	2,194	5,617
Global Payments, Inc.	1,924	77,710
Heartland Payment Systems, Inc.	960	18,931
iGate Corp. (L)	1,439	16,606
Innodata Isogen, Inc. (I)	1,516	4,472
International Business Machines Corp.	28,401	4,971,027
Jack Henry & Associates, Inc.	2,031	58,858
Lender Processing Services, Inc.	2,098	28,722
Lionbridge Technologies, Inc. (I)	2,209	5,434
ManTech International Corp., Class A (L)	586	18,389
MasterCard, Inc., Class A	2,835	899,149
Mattersight Corp. (I)	731	2,975
MAXIMUS, Inc.	833	29,072
MoneyGram International, Inc. (I)	9,066	21,124
NCI, Inc. (I)	381	4,545
NeuStar, Inc., Class A (I)	1,756	44,146
Online Resources Corp. (I)	1,282	3,269
Paychex, Inc.	8,494	223,987
PRGX Global, Inc. (I)	843	3,979
SAIC, Inc. (I)	8,257	97,515
Sapient Corp.	3,338	33,847
ServiceSource International, Inc. (I)	1,461	19,300
Syntel, Inc.	1,000	43,190
TeleTech Holdings, Inc. (I)	1,387	21,138
Teradata Corp. (I)	3,970	212,514
The Hackett Group, Inc. (I)	1,484	5,535
The Western Union Company	14,936	228,371
Tier Technologies, Inc., Class B (I)	901	3,325
TNS, Inc. (I)	705	13,254
Total Systems Services, Inc. (L)	4,548	76,998
Unisys Corp. (I)	1,059	16,616
VeriFone Systems, Inc. (I)	2,454	85,939
Virtusa Corp. (I)	729	9,623
Visa, Inc., Class A	19,506	1,672,054
Wright Express Corp. (I)	916	34,845

		11,150,014
Office Electronics - 0.08%
Xerox Corp.	32,957	229,710
Zebra Technologies Corp., Class A (I)	1,285	39,758

		269,468
Semiconductors & Semiconductor Equipment - 2.43%
Advanced Analogic Technologies, Inc. (I)	1,315	5,694
Advanced Energy Industries, Inc. (I)	1,197	10,318
Advanced Micro Devices, Inc. (I)(L)	16,345	83,033
Altera Corp.	7,440	234,583
Amkor Technology, Inc. (I)	4,789	20,880
Anadigics, Inc. (I)	2,127	4,594
Analog Devices, Inc.	7,028	219,625
Applied Materials, Inc.	30,992	320,767
Applied Micro Circuits Corp. (I)	1,885	10,122
Atmel Corp. (I)	10,844	87,511
ATMI, Inc. (I)	850	13,447
AXT, Inc. (I)	645	3,251
Broadcom Corp., Class A (I)	12,357	411,365
Brooks Automation, Inc.	1,693	13,798
Cabot Microelectronics Corp. (I)	584	20,084

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cavium Inc. (I)	1,157	$31,251
Ceva, Inc. (I)(L)	574	13,954
Cirrus Logic, Inc. (I)(L)	1,598	23,555
Cohu, Inc.	789	7,795
Cree, Inc. (I)(L)	2,486	64,586
CSR PLC, ADR (I)	207	2,761
Cymer, Inc. (I)	733	27,253
Cypress Semiconductor Corp. (I)	4,004	59,940
Diodes, Inc. (I)(L)	1,139	20,411
DSP Group, Inc. (I)	1,013	5,977
Entegris, Inc. (I)	3,313	21,137
Entropic Communications, Inc. (I)	2,234	9,226
Exar Corp. (I)	1,388	7,925
Fairchild Semiconductor International, Inc. (I)	3,070	33,156
First Solar, Inc. (I)(L)	2,032	128,443
FormFactor, Inc. (I)(L)	1,372	8,548
Freescale Semiconductor Holdings I, Ltd. (I)	5,245	57,852
GSI Technology, Inc. (I)	1,090	5,363
GT Advanced Technologies Inc. (I)	3,033	21,292
Hittite Microwave Corp. (I)	762	37,109
Inphi Corp. (I)	507	4,446
Integrated Device Technology, Inc. (I)	3,751	19,318
Integrated Silicon Solution, Inc. (I)	845	6,599
Intel Corp.	124,363	2,652,663
International Rectifier Corp. (I)	1,650	30,723
Intersil Corp., Class A	3,066	31,549
IXYS Corp. (I)	839	9,128
KLA-Tencor Corp. (L)	3,951	151,244
Kopin Corp. (I)	2,107	7,227
Kulicke & Soffa Industries, Inc. (I)	1,781	13,286
Lam Research Corp. (I)	2,927	111,167
Lattice Semiconductor Corp. (I)	2,974	15,614
Linear Technology Corp. (L)	5,361	148,232
LSI Corp. (I)	14,417	74,680
LTX-Credence Corp. (I)	1,415	7,485
Marvell Technology Group, Ltd. (I)	14,360	208,651
Maxim Integrated Products, Inc.	6,992	163,123
MEMC Electronic Materials, Inc. (I)(L)	5,631	29,506
Micrel, Inc. (L)	1,633	15,465
Microchip Technology, Inc. (L)	4,520	140,617
Micron Technology, Inc. (I)	22,928	115,557
Microsemi Corp. (I)	2,079	33,222
MIPS Technologies, Inc. (I)(L)	1,405	6,800
MKS Instruments, Inc.	1,286	27,919
Monolithic Power Systems, Inc. (I)	945	9,620
Nanometrics, Inc. (I)	623	9,034
Netlogic Microsystems, Inc. (I)	1,494	71,876
Novellus Systems, Inc. (I)	1,648	44,924
NVE Corp. (I)	141	8,553
NVIDIA Corp. (I)	14,041	175,513
Omnivision Technologies, Inc. (I)	1,398	19,628
ON Semiconductor Corp. (I)	10,601	76,009
Pericom Semiconductor Corp. (I)	876	6,491
Photronics, Inc. (I)(L)	1,479	7,365
PLX Technology, Inc. (I)	1,352	4,070
PMC-Sierra, Inc. (I)	5,789	34,618
Power Integrations, Inc. (L)	717	21,947
Rambus, Inc. (I)	2,670	37,380
RF Micro Devices, Inc. (I)(L)	6,722	42,617
Rubicon Technology, Inc. (I)	631	6,897
Rudolph Technologies, Inc. (I)	1,001	6,697
Semtech Corp. (I)	1,537	32,431
Sigma Designs, Inc. (I)(L)	779	6,107
Silicon Image, Inc. (I)	2,196	12,891
Silicon Laboratories, Inc. (I)(L)	1,088	36,459

405

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. (I)	4,403	$78,990
Standard Microsystems Corp. (I)	628	12,183
SunPower Corp., Class A (I)(L)	2,105	17,029
Supertex, Inc. (I)	355	6,142
Teradyne, Inc. (I)(L)	4,456	49,061
Tessera Technologies, Inc. (I)	1,355	16,179
Texas Instruments, Inc.	27,219	725,386
TriQuint Semiconductor, Inc. (I)	4,009	20,125
Ultra Clean Holdings, Inc. (I)	887	3,805
Ultratech, Inc. (I)	647	11,096
Varian Semiconductor
Equipment Associates, Inc. (I)	1,773	108,419
Veeco Instruments, Inc. (I)	883	21,545
Volterra Semiconductor Corp. (I)	666	12,807
Xilinx, Inc. (L)	6,241	171,253

		7,995,974
Software - 4.32%
Accelrys, Inc. (I)	1,747	10,587
ACI Worldwide, Inc. (I)	825	22,721
Activision Blizzard, Inc.	27,116	322,680
Actuate Corp. (I)	1,416	7,816
Adobe Systems, Inc. (I)	11,880	287,140
Advent Software, Inc. (I)(L)	1,312	27,355
American Software, Inc., Class A	878	6,366
ANSYS, Inc. (I)(L)	2,189	107,349
Ariba, Inc. (I)	2,324	64,398
Aspen Technology, Inc. (I)	2,002	30,571
Autodesk, Inc. (I)	5,457	151,595
Blackbaud, Inc.	1,159	25,811
Blackboard, Inc. (I)	847	37,827
BMC Software, Inc. (I)	4,161	160,448
Bottomline Technologies, Inc. (I)	774	15,588
BroadSoft, Inc. (I)	568	17,239
CA, Inc.	11,866	230,319
Cadence Design Systems, Inc. (I)	6,524	60,282
Callidus Software, Inc. (I)	1,202	5,541
Citrix Systems, Inc. (I)	4,419	240,968
CommVault Systems, Inc. (I)	1,075	39,840
Compuware Corp. (I)	5,233	40,085
Concur Technologies, Inc. (I)	1,264	47,046
Deltek, Inc. (I)	1,856	11,155
DemandTec, Inc. (I)	843	5,513
Digimarc Corp. (I)	216	5,482
Ebix, Inc. (I)(L)	840	12,348
Electronic Arts, Inc. (I)	7,892	161,391
EPIQ Systems, Inc. (L)	981	12,292
ePlus, Inc. (I)	278	6,858
FactSet Research Systems, Inc. (L)	1,082	96,266
Fair Isaac Corp.	959	20,935
FalconStor Software, Inc. (I)	1,749	5,107
Fortinet, Inc. (I)	3,481	58,481
Glu Mobile Inc. (I)	1,164	2,456
Guidance Software, Inc. (I)	1,015	6,587
Informatica Corp. (I)	2,317	94,881
Interactive Intelligence Group (I)	490	13,304
Intuit, Inc.	7,131	338,295
JDA Software Group, Inc. (I)	1,064	24,940
Kenexa Corp. (I)	692	10,823
Magma Design Automation, Inc. (I)(L)	1,322	6,015
Manhattan Associates, Inc. (I)	543	17,962
Mentor Graphics Corp. (I)	2,655	25,541
MICROS Systems, Inc. (I)	1,921	84,351
Microsoft Corp.	197,871	4,925,009
MicroStrategy, Inc., Class A (I)	263	30,000

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Mitek Systems Incmitek Systems Inc (I)(L)	507	$4,690
Monotype Imaging Holdings, Inc. (I)	1,022	12,397
Netscout Systems, Inc. (I)	1,130	12,905
NetSuite, Inc. (I)	1,593	43,027
Nuance Communications, Inc. (I)(L)	7,133	145,228
Opnet Technologies, Inc.	561	19,585
Oracle Corp.	118,780	3,413,737
Parametric Technology Corp. (I)	2,840	43,679
Pegasystems, Inc.	900	27,549
Progress Software Corp. (I)	1,513	26,553
PROS Holdings, Inc. (I)	740	9,539
Qad, Inc., Class A (I)	531	5,676
QLIK Technologies, Inc. (I)	1,737	37,623
Quest Software, Inc. (I)	2,162	34,333
RealD, Inc. (I)	1,176	10,996
RealPage, Inc. (I)	1,505	30,777
Red Hat, Inc. (I)	4,543	191,987
Renaissance Learning, Inc. (L)	866	14,531
Rosetta Stone, Inc. (I)	599	5,481
Rovi Corp. (I)	2,674	114,929
S1 Corp. (I)	1,470	13,480
Salesforce.com, Inc. (I)	3,150	359,982
Seachange International, Inc. (I)(L)	971	7,477
SolarWinds, Inc. (I)	1,782	39,240
Solera Holdings, Inc.	1,668	84,234
Sourcefire, Inc. (I)(L)	743	19,883
SRS Labs, Inc. (I)	598	4,282
SS&C Technologies Holdings, Inc. (I)	1,298	18,548
SuccessFactors, Inc. (I)(L)	1,753	40,301
Symantec Corp. (I)	17,709	288,657
Synchronoss Technologies, Inc. (I)	882	21,971
Synopsys, Inc. (I)	3,437	83,725
Take-Two Interactive Software, Inc. (I)(L)	2,177	27,691
Taleo Corp. (I)	866	22,274
TeleCommunication Systems, Inc. (I)	1,207	4,164
TeleNav, Inc. (I)	863	7,655
THQ, Inc. (I)(L)	2,341	4,050
TIBCO Software, Inc. (I)	3,914	87,634
TiVo, Inc. (I)	2,924	27,310
Tyler Technologies, Inc. (I)(L)	810	20,477
Ultimate Software Group, Inc. (I)(L)	652	30,461
VASCO Data Security International, Inc. (I)	1,062	5,427
Verint Systems, Inc. (I)	796	20,927
VirnetX Holding Corp. (I)(L)	1,232	18,468
VMware, Inc., Class A (I)	9,855	792,145
Wave Systems Corp. Class A (I)(L)	1,941	4,542
Websense, Inc. (I)	1,030	17,819

		14,213,610

		60,427,168
Materials - 3.80%
Chemicals - 2.16%
A. Schulman, Inc.	713	12,114
Air Products & Chemicals, Inc.	4,967	379,330
Airgas, Inc.	1,825	116,472
Albemarle Corp.	2,146	86,698
American Vanguard Corp.	755	8,426
Arch Chemicals, Inc.	660	30,967
Ashland, Inc.	1,868	82,454
Balchem Corp.	725	27,050
Cabot Corp.	1,568	38,855
Calgon Carbon Corp. (I)	1,429	20,821
Celanese Corp., Series A	3,663	119,157
CF Industries Holdings, Inc.	1,648	203,347

406

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Chase Corp.	392	$4,214
Chemtura Corp. (I)	1,794	17,994
Cytec Industries, Inc.	1,170	41,114
E.I. du Pont de Nemours & Company	21,785	870,746
Eastman Chemical Company	1,659	113,691
Ecolab, Inc. (L)	5,437	265,815
Ferro Corp. (I)	1,695	10,424
Flotek Industries, Inc. (I)	1,053	4,918
FMC Corp.	1,675	115,843
Georgia Gulf Corp. (I)	736	10,179
H.B. Fuller Company	1,198	21,828
Hawkins, Inc.	305	9,711
Huntsman Corp.	5,713	55,245
Innophos Holdings, Inc.	533	21,251
International Flavors & Fragrances, Inc.	1,871	105,188
Intrepid Potash, Inc. (I)(L)	1,827	45,437
KMG Chemicals, Inc.	433	5,335
Koppers Holdings, Inc.	553	14,162
Kraton Performance Polymers, Inc. (I)	574	9,287
Kronos Worldwide, Inc. (L)	2,710	43,577
Landec Corp. (I)	863	4,591
LSB Industries, Inc. (I)	541	15,510
Minerals Technologies, Inc.	467	23,009
Monsanto Company	12,585	755,603
Nalco Holding Company	3,288	115,014
NewMarket Corp. (L)	329	49,965
NL Industries, Inc.	1,224	15,337
Olin Corp.	1,916	34,507
OM Group, Inc. (I)(L)	761	19,763
Omnova Solutions, Inc. (I)	1,304	4,668
PolyOne Corp.	2,276	24,376
PPG Industries, Inc.	3,710	262,149
Praxair, Inc.	7,124	665,952
Quaker Chemical Corp.	352	9,124
Rockwood Holdings, Inc. (I)	1,807	60,878
RPM International, Inc.	3,145	58,812
Senomyx, Inc. (I)	1,262	4,430
Sensient Technologies Corp.	1,225	39,874
Sigma-Aldrich Corp. (L)	2,862	176,843
Solutia, Inc. (I)	2,928	37,625
Spartech Corp. (I)	1,144	3,661
Stepan Company	253	16,997
STR Holdings, Inc. (I)	783	6,350
Terra Nitrogen Company LP	440	63,554
The Dow Chemical Company	27,620	620,345
The Mosaic Company	10,475	512,961
The Scotts Miracle-Gro Company, Class A (L)	1,513	67,480
The Sherwin-Williams Company	2,479	184,239
Valhi, Inc.	2,669	144,580
Valspar Corp.	2,251	70,254
W.R. Grace & Company (I)	1,746	58,142
Westlake Chemical Corp. (L)	1,572	53,888
Zep, Inc.	592	8,892
Zoltek Companies, Inc. (I)	1,069	6,874

		7,107,897
Construction Materials - 0.06%
Eagle Materials, Inc.	1,105	18,398
Martin Marietta Materials, Inc. (L)	1,072	67,772
Texas Industries, Inc. (L)	700	22,218
United States Lime & Minerals, Inc. (I)	188	7,501
Vulcan Materials Company (L)	3,084	84,995

		200,884

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging - 0.29%
AEP Industries, Inc. (I)	210	$4,662
AptarGroup, Inc.	1,578	70,489
Ball Corp.	3,925	121,754
Bemis Company, Inc. (L)	2,458	72,044
Boise, Inc.	2,614	13,514
Crown Holdings, Inc. (I)	3,657	111,941
Graphic Packaging Holding Company (I)	9,089	31,357
Greif, Inc., Class A	1,126	48,294
Myers Industries, Inc.	999	10,140
Owens-Illinois, Inc. (I)(L)	3,932	59,452
Packaging Corp. of America	2,394	55,780
Rock-Tenn Company, Class A	1,481	72,095
Sealed Air Corp.	3,784	63,193
Silgan Holdings, Inc.	1,656	60,841
Sonoco Products Company	2,324	65,607
Temple-Inland, Inc.	2,531	79,397

		940,560
Metals & Mining - 1.12%
A. M. Castle & Company (I)	676	7,395
AK Steel Holding Corp. (L)	2,774	18,142
Alcoa, Inc.	25,036	239,595
Allegheny Technologies, Inc.	2,513	92,956
Allied Nevada Gold Corp. (I)	2,164	77,493
AMCOL International Corp. (L)	806	19,336
Carpenter Technology Corp.	1,056	47,404
Century Aluminum Company (I)(L)	2,202	19,686
Cliffs Natural Resources, Inc.	3,195	163,488
Coeur d’Alene Mines Corp. (I)	2,046	43,866
Commercial Metals Company (L)	2,878	27,370
Compass Minerals International, Inc.	779	52,022
Freeport-McMoRan Copper & Gold, Inc.	22,274	678,243
General Moly, Inc. (I)(L)	2,672	7,749
Globe Specialty Metals, Inc.	1,837	26,673
Handy & Harman, Ltd. (I)	391	3,945
Haynes International, Inc. (L)	320	13,904
Hecla Mining Company (I)(L)	6,341	33,988
Horsehead Holding Corp. (I)	1,000	7,420
Kaiser Aluminum Corp. (L)	483	21,387
Materion Corp. (I)	519	11,771
Metals USA Holdings Corp. (I)	436	3,902
Molycorp, Inc. (I)(L)	1,919	63,078
Newmont Mining Corp.	11,604	729,892
Noranda Aluminum Holding Corp. (I)	1,235	10,312
Nucor Corp.	7,479	236,636
Olympic Steel, Inc. (L)	330	5,590
Paramount Gold and Silver Corp. (I)(L)	4,065	9,593
Reliance Steel & Aluminum Company	1,785	60,708
Royal Gold, Inc. (L)	1,113	71,299
RTI International Metals, Inc. (I)(L)	666	15,531
Schnitzer Steel Industries, Inc.	601	22,117
Solitario Exploration & Royalty Corp. (I)	2,030	3,492
Southern Copper Corp.	20,002	499,850
Steel Dynamics, Inc.	5,298	52,556
Stillwater Mining Company (I)	2,501	21,259
Titanium Metals Corp. (L)	4,309	64,549
United States Steel Corp. (L)	3,429	75,472
Universal Stainless & Alloy Products, Inc. (I)	212	5,389
US Gold Corp. (I)	3,165	12,692
Vista Gold Corp. (I)(L)	2,568	8,577
Walter Energy, Inc.	1,411	84,674
Worthington Industries, Inc.	1,804	25,202

		3,696,203

407

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 0.17%
Buckeye Technologies, Inc.	956	$23,049
Clearwater Paper Corp. (I)	576	19,572
Deltic Timber Corp.	329	19,635
Domtar Corp. (L)	963	65,648
International Paper Company	10,280	239,010
KapStone Paper and Packaging Corp. (I)	943	13,098
Louisiana-Pacific Corp. (I)(L)	3,038	15,494
MeadWestvaco Corp.	3,992	98,044
Neenah Paper, Inc.	467	6,622
P.H. Glatfelter Company	1,200	15,852
Pope Resources LP	168	6,747
Schweitzer-Mauduit International, Inc. (L)	399	22,292
Verso Paper Corp. (I)	1,827	3,051
Wausau Paper Corp.	1,431	9,144

		557,258

		12,502,802
Telecommunication Services - 2.74%
Diversified Telecommunication Services - 2.28%
8x8, Inc. (I)	1,278	5,201
AboveNet, Inc. (L)	492	26,371
Alaska Communications
Systems Group, Inc. (L)	1,419	9,309
AT&T, Inc.	138,857	3,960,202
Atlantic Tele-Network, Inc. (L)	401	13,185
Boingo Wireless Incboingo Wireless Inc (I)	634	4,533
Cbeyond, Inc. (I)	824	5,817
CenturyLink, Inc.	14,407	477,160
Cincinnati Bell, Inc. (I)(L)	5,106	15,778
Cogent Communications Group, Inc. (I)	1,163	15,642
Consolidated Communications Holdings, Inc.	921	16,624
Frontier Communications Corp. (L)	23,625	144,349
General Communication, Inc., Class A (I)	1,295	10,619
Global Crossing, Ltd. (I)	1,463	34,980
Globalstar, Inc. (I)	6,027	2,465
HickoryTech Corp.	614	5,907
IDT Corp., Class B	427	8,711
Level 3 Communications, Inc.	40,717	60,668
Neutral Tandem, Inc. (I)	876	8,480
PAETEC Holding Corp. (I)	3,694	19,541
Premiere Global Services, Inc. (I)	1,467	9,418
SureWest Communications	466	4,879
Towerstream Corp. (I)	1,087	2,783
TW Telecom, Inc. (I)(L)	3,587	59,257
Verizon Communications, Inc.	66,308	2,440,134
Vonage Holdings Corp. (I)	4,929	12,815
Windstream Corp. (L)	12,008	140,013

		7,514,841
Wireless Telecommunication Services - 0.46%
American Tower Corp., Class A (I)	9,280	499,264
Clearwire Corp. (I)(L)	24,082	56,111
Crown Castle International Corp. (I)	6,873	279,525
Leap Wireless International, Inc. (I)	2,036	14,048
MetroPCS Communications, Inc. (I)	8,442	73,530
NII Holdings, Inc. (I)	4,011	108,096
NTELOS Holdings Corp.	1,111	19,698
SBA Communications Corp., Class A (I)(L)	2,734	94,268
Shenandoah Telecommunications Company	652	7,263
Sprint Nextel Corp. (I)(L)	70,671	214,840
Telephone & Data Systems, Inc. (L)	2,226	47,303
United States Cellular Corp. (I)(L)	1,865	73,947

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
USA Mobility, Inc.	574	$7,577

		1,495,470

		9,010,311
Utilities - 3.76%
Electric Utilities - 1.84%
Allete, Inc.	938	34,359
American Electric Power Company, Inc.	11,298	429,550
Brookfield Infrastructure Partners LP (L)	2,338	56,907
Central Vermont Public Service Corp.	381	13,415
Cleco Corp.	1,470	50,186
DPL, Inc.	2,730	82,282
Duke Energy Corp. (L)	31,213	623,948
Edison International	7,632	291,924
El Paso Electric Company	1,073	34,433
Entergy Corp.	4,169	276,363
Exelon Corp. (L)	15,543	662,287
FirstEnergy Corp.	9,831	441,510
Great Plains Energy, Inc.	3,403	65,678
Hawaiian Electric Industries, Inc. (L)	2,377	57,714
IDACORP, Inc. (L)	1,180	44,580
ITC Holdings Corp.	1,238	95,858
MGE Energy, Inc.	639	25,988
Nextera Energy, Inc.	9,885	533,988
Northeast Utilities	4,141	139,345
NV Energy, Inc.	5,718	84,112
Otter Tail Corp.	1,004	18,373
Pepco Holdings, Inc.	5,463	103,360
Pinnacle West Capital Corp.	2,539	109,025
PNM Resources, Inc.	2,156	35,423
Portland General Electric Company	1,910	45,248
PPL Corp.	12,315	351,470
Progress Energy, Inc.	6,891	356,403
Southern Company	19,887	842,612
The Empire District Electric Company	1,053	20,407
UIL Holdings Corp. (L)	862	28,386
Unisource Energy Corp.	944	34,069
Unitil Corp.	386	9,912
Westar Energy, Inc. (L)	2,748	72,602

		6,071,717
Gas Utilities - 0.31%
AGL Resources, Inc. (L)	1,733	70,602
AmeriGas Partners LP	1,322	58,155
Atmos Energy Corp.	2,009	65,192
Chesapeake Utilities Corp.	243	9,747
Delta Natural Gas Company, Inc.	276	8,446
Ferrellgas Partners LP	1,713	34,003
National Fuel Gas Company	1,970	95,900
New Jersey Resources Corp.	903	38,441
Nicor, Inc.	985	54,185
Northwest Natural Gas Company (L)	595	26,240
ONEOK, Inc.	2,566	169,459
Piedmont Natural Gas Company, Inc.	1,606	46,397
Questar Corp.	4,284	75,870
RGC Resources, Inc.	446	8,474
South Jersey Industries, Inc.	691	34,377
Southwest Gas Corp.	1,053	38,087
Star Gas Partners LP	2,867	14,048
Suburban Propane Partners LP	808	37,499
The Laclede Group, Inc.	584	22,630
UGI Corp.	2,534	66,568
WGL Holdings, Inc.	1,151	44,970

		1,019,290

408

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 0.22%
Calpine Corp. (I)	10,647	$149,910
Constellation Energy Group, Inc.	4,718	179,567
Dynegy, Inc. (I)(L)	3,598	14,824
GenOn Energy, Inc. (I)	19,323	53,718
NRG Energy, Inc. (I)	5,759	122,148
Ormat Technologies, Inc. (L)	1,210	19,457
The AES Corp. (I)	18,063	176,295

		715,919
Multi-Utilities - 1.30%
Alliant Energy Corp.	2,630	101,728
Ameren Corp.	5,692	169,451
Avista Corp.	1,490	35,537
Black Hills Corp.	1,042	31,927
CenterPoint Energy, Inc.	9,788	192,041
CH Energy Group, Inc.	419	21,859
CMS Energy Corp.	5,864	116,049
Consolidated Edison, Inc. (L)	6,823	389,047
Dominion Resources, Inc.	13,435	682,095
DTE Energy Company	3,930	192,649
Integrys Energy Group, Inc.	1,892	91,989
MDU Resources Group, Inc.	4,509	86,528
NiSource, Inc. (L)	6,460	138,115
NorthWestern Corp.	955	30,503
NSTAR	2,392	107,186
OGE Energy Corp.	2,339	111,781
PG&E Corp.	9,281	392,679
Public Service Enterprise Group, Inc.	11,845	395,268
SCANA Corp.	2,989	120,905
Sempra Energy	5,563	286,495
TECO Energy, Inc. (L)	5,103	87,414
Vectren Corp. (L)	1,933	52,346
Wisconsin Energy Corp.	5,420	169,592
Xcel Energy, Inc.	11,298	278,948

		4,282,132
Water Utilities - 0.09%
American States Water Company	483	16,388
American Water Works Company, Inc.	4,070	122,833
Aqua America, Inc. (L)	3,195	68,916
Artesian Resources Corp.	556	9,736
Cadiz, Inc. (I)	655	5,181
California Water Service Group	1,098	19,446
Connecticut Water Service, Inc. (L)	376	9,408
Middlesex Water Company	568	9,696
Pennichuck Corp.	272	7,611
SJW Corp.	528	11,495
York Water Company	578	9,352

		290,062

		12,379,120

TOTAL COMMON STOCKS (Cost $313,814,602)		$322,748,627

RIGHTS - 0.00%
Blueknight Energy Partners (Expiration Date:
10/31/2011, Strike Price: USD 6.50) (I)	618	0
Celgene Corp. (Expiration Date: 12/31/2030,
Strike Price: USD 0.01) (I)	1,041	1,634
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 06/30/2011) (I)	4,291	0
Sanofi (Expiration Date: 12/31/2020, Strike
Price: EUR 2.00) (I)	6,678	7,079

TOTAL RIGHTS (Cost $25,528)		$8,713

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 03/02/12; Strike Price: $12.21) (I)	50	15

TOTAL WARRANTS (Cost $0)		$15

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (I)(Z)	$2,500	$1,698

TOTAL CORPORATE BONDS (Cost $1,995)		$1,698

SECURITIES LENDING COLLATERAL - 9.22%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	3,031,061	30,326,371

TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,327,525)		$30,326,371

SHORT-TERM INVESTMENTS - 1.74%
Repurchase Agreement - 1.74%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $5,736,005 on 10/03/2011,
collateralized by $4,595,000 U.S. Treasury
Bonds, 4.250% due 11/15/2040 (valued at
$5,852,881 including interest)	$5,736,000	$5,736,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,736,000)		$5,736,000

Total Investments (Total Stock Market Index Trust)
(Cost $349,905,650) - 109.01%		$358,821,424
Other assets and liabilities, net - (9.01%)		(29,660,031)

TOTAL NET ASSETS - 100.00%		$329,161,393

Ultra Short Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 41.44%
U.S. Government Agency - 41.44%
Federal Farm Credit Bank
1.050%, 11/10/2014	$2,500,000	$2,501,351
1.100%, 07/07/2014	2,500,000	2,500,195
1.180%, 02/17/2015	2,500,000	2,502,292
1.200%, 10/06/2014	1,000,000	1,000,087
Federal Home Loan Bank
0.700%, 08/23/2013	2,500,000	2,500,978
1.000%, 05/08/2014	1,000,000	1,000,479
1.050%, 11/25/2013	5,200,000	5,205,642
2.000%, 04/07/2014	2,000,000	2,000,378
Federal Home Loan Mortgage Corp.
1.150%, 10/07/2013	3,300,000	3,300,560
1.250%, 05/23/2014	2,000,000	2,002,468
1.500%, 01/28/2014	3,500,000	3,502,741
2.013%, 12/01/2035 (P)	408,663	423,138
2.197%, 06/01/2036 (P)	471,010	489,744
2.342%, 12/01/2035 (P)	945,590	990,255
2.393%, 11/01/2036 (P)	755,538	783,655
2.409%, 08/01/2035 (P)	884,005	926,523
2.433%, 02/01/2036 (P)	798,915	835,689
2.481%, 05/01/2034 (P)	964,727	1,008,996
2.524%, 05/01/2037 (P)	906,407	948,464
2.726%, 06/01/2035 (P)	872,957	922,048

409

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.692%, 12/01/2036 (P)	$206,167	$212,578
Federal National Mortgage Association
1.000%, 04/25/2013 to 10/18/2013	4,000,000	4,001,765
1.625%, 11/09/2015	2,500,000	2,503,244
1.922%, 02/01/2035 (P)	956,221	1,000,889
1.933%, 10/01/2035 (P)	1,174,621	1,212,196
2.408%, 10/01/2038 (P)	1,182,951	1,229,056
2.431%, 05/01/2036 (P)	3,392,371	3,567,998
2.472%, 07/01/2035 (P)	874,305	919,934
2.583%, 05/01/2034 (P)	724,303	760,787
6.500%, 10/01/2037	257,610	284,740
Government National Mortgage Association
2.500%, 08/20/2035 (P)	796,720	819,117
2.625%, 08/20/2032 (P)	804,084	828,564

		52,686,551

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $52,086,644)		$52,686,551

CORPORATE BONDS - 33.68%
Consumer Discretionary - 3.23%
American Honda Finance Corp.
0.539%, 08/28/2012 (P)(S)	500,000	499,858
4.625%, 04/02/2013 (S)	1,000,000	1,046,107
Comcast Cable Communications
Holdings, Inc. 8.375%, 03/15/2013	1,000,000	1,098,802
Time Warner Cable, Inc. 5.400%, 07/02/2012	400,000	412,881
Whirlpool Corp. 5.500%, 03/01/2013	1,000,000	1,045,433

		4,103,081
Consumer Staples - 3.16%
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/2012	500,000	510,417
Archer-Daniels-Midland Company
0.446%, 08/13/2012 (P)	1,000,000	1,001,477
Cadbury Schweppes US Finance LLC
5.125%, 10/01/2013 (S)	150,000	160,350
Cargill, Inc. 4.307%, 05/14/2021 (S)	265,000	287,745
Coca-Cola Bottling Company
5.000%, 11/15/2012	500,000	521,482
Dr. Pepper Snapple Group, Inc.
1.700%, 12/21/2011	500,000	500,918
HJ Heinz Finance Company
6.000%, 03/15/2012	300,000	306,571
Kraft Foods, Inc. 6.250%, 06/01/2012	700,000	724,800

		4,013,760
Energy - 2.43%
Energy Transfer Partners LP
5.650%, 08/01/2012	1,000,000	1,030,770
Husky Energy, Inc. 6.250%, 06/15/2012	850,000	879,838
Kinder Morgan Energy Partners LP
7.125%, 03/15/2012	400,000	410,261
NuStar Logistics LP 6.875%, 07/15/2012	400,000	412,909
Valero Energy Corp. 6.875%, 04/15/2012	350,000	360,498

		3,094,276
Financials - 16.00%
American Express Bank FSB
0.369%, 05/29/2012 (P)	700,000	697,823
American International Group, Inc.
4.250%, 05/15/2013	1,000,000	997,682
Aon Corpaon Corp. 7.375%, 12/14/2012	1,000,000	1,072,223

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
1.673%, 01/30/2014 (P)	$500,000	$452,868
Bank One Corp. 5.900%, 11/15/2011	250,000	251,212
BB&T Corp. 4.750%, 10/01/2012	1,000,000	1,030,571
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC 1.337%, 06/11/2012 (P)	500,000	499,085
Chubb Corp. 6.000%, 11/15/2011	250,000	251,442
Credit Suisse USA, Inc. 6.125%, 11/15/2011	905,000	909,337
Duke Realty LP 5.875%, 08/15/2012	746,000	765,403
ERAC USA Finance LLC
2.750%, 07/01/2013 (S)	700,000	708,220
General Electric Capital Corp., Series A
6.000%, 06/15/2012	500,000	518,532
HSBC Finance Corp.
0.600%, 07/19/2012 (P)	500,000	495,533
7.000%, 05/15/2012	250,000	257,381
ING Bank NV 2.000%, 10/18/2013 (S)	700,000	682,245
Jefferies Group, Inc. 7.750%, 03/15/2012	1,000,000	1,024,283
JPMorgan Chase & Company
5.250%, 11/02/2012	500,000	509,149
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013	750,000	743,327
Metropolitan Life Global Funding I
5.125%, 11/09/2011 (S)	350,000	351,419
Morgan Stanley
0.496%, 01/09/2012 (P)	250,000	248,927
2.786%, 05/14/2013 (P)	250,000	241,743
National Australia Bank Ltd.
0.547%, 06/15/2012 (P)(S)	1,000,000	1,000,970
National City Bank
0.426%, 03/01/2013 (P)	400,000	398,635
6.200%, 12/15/2011	250,000	252,189
Nationwide Financial Services, Inc.
6.250%, 11/15/2011	700,000	702,388
North Fork Bancorporation Inc.
5.875%, 08/15/2012	1,010,000	1,026,091
Prudential Financial, Inc. 5.100%, 12/14/2011	250,000	251,507
Regions Financial Corp.
0.528%, 06/26/2012 (P)	250,000	245,220
The Bear Stearns Companies LLC
6.950%, 08/10/2012	750,000	786,877
The Goldman Sachs Group, Inc.
3.625%, 08/01/2012	250,000	253,462
5.300%, 02/14/2012	500,000	506,210
The Royal Bank of Scotland PLC
3.400%, 08/23/2013	800,000	796,398
Toyota Motor Credit Corp.
1.375%, 08/12/2013	250,000	251,955
UBS AG 2.250%, 08/12/2013	300,000	294,653
Wachovia Corp. 5.300%, 10/15/2011	863,000	863,805

		20,338,765
Health Care - 2.19%
Express Scripts, Inc. 5.250%, 06/15/2012	1,000,000	1,026,821
Pfizer, Inc. 4.450%, 03/15/2012	400,000	406,842
Sanofi 0.413%, 03/28/2012 (P)	1,000,000	1,000,312
Wellpoint Health Networks, Inc.
6.375%, 01/15/2012	350,000	355,526

		2,789,501
Industrials - 0.20%
Textron, Inc. 6.500%, 06/01/2012	250,000	257,898
Information Technology - 0.40%
Hewlett-Packard Company
4.250%, 02/24/2012	500,000	506,692

410

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials - 2.25%
Alcoa, Inc. 6.000%, 07/15/2013	$1,000,000	$1,069,520
ArcelorMittal 5.375%, 06/01/2013	1,000,000	1,020,504
The Dow Chemical Company
4.850%, 08/15/2012	750,000	772,202

		2,862,226
Telecommunication Services - 2.58%
Cellco Partnership / Verizon Wireless
Capital LLC 5.250%, 02/01/2012	850,000	861,832
COX Communications, Inc.
7.125%, 10/01/2012	892,000	944,886
Deutsche Telekom International Finance BV
5.250%, 07/22/2013	1,000,000	1,056,187
Qwest Corp. 8.875%, 03/15/2012	400,000	413,500

		3,276,405
Utilities - 1.24%
Dominion Resources, Inc. 5.700%, 09/17/2012	1,000,000	1,043,854
NiSource Finance Corp. 6.150%, 03/01/2013	500,000	529,339

		1,573,193

TOTAL CORPORATE BONDS (Cost $43,785,990)		$42,815,797

ASSET BACKED SECURITIES - 19.64%
American Express Credit
Account Master Trust
Series 2007-1, Class A,
0.249%, 09/15/2014 (P)	750,000	749,881
Series 2007-7, Class A,
0.269%, 02/17/2015 (P)	100,000	99,965
American Express
Issuance Trust 0.479%, 07/15/2013 (P)	1,500,000	1,501,556
Americredit Automobile Receivables Trust
Series 2007-BF, Class A4,
0.272%, 12/06/2013 (P)	406,359	405,457
0.840%, 06/09/2014	1,006,586	1,006,497
Series 2010-2, Class A2,
1.220%, 10/08/2013	302,917	303,316
Bank of America Auto Trust
1.310%, 07/15/2014	2,126,392	2,135,284
Series 2009-1A, Class A3,
2.670%, 07/15/2013 (S)	135,299	135,914
Bank of America Credit Card Trust,
Series 2006-A12, Class A12
0.249%, 03/15/2014 (P)	660,000	659,947
BMW Vehicle
Lease Trust 0.820%, 04/15/2013	1,200,000	1,200,344
Cabela’s Master Credit Card Trust
Series 2006-3A, Class A2,
0.279%, 10/15/2014 (P)(S)	500,000	499,801
5.260%, 10/15/2014 (S)	1,000,000	997,861
Capital Auto Receivables Asset Trust,
Series 2008-2, Class A3A
4.680%, 10/15/2012	100,618	100,931
Capital One Multi-Asset Execution Trust,
Series 2007-A4, Class A4
0.259%, 03/16/2015 (P)	1,000,000	999,189
Chase Issuance Trust, Series 2009-A2,
Class A2 1.779%, 04/15/2014 (P)	750,000	756,168
Citibank Credit Card Issuance Trust
Series 2007-A7, Class A7,
0.581%, 08/20/2014 (P)	700,000	701,574
Series 2009-A1, Class A1,
1.979%, 03/17/2014 (P)	760,000	765,808
Daimler Chrysler Auto Trust, Series 2007-A,
Class A4 5.280%, 03/08/2013	79,021	79,736

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Discover Card Master Trust, Series 2009-A1,
Class A1 1.529%, 12/15/2014 (P)	$1,000,000	$1,008,689
Discover Card Master Trust I, Series 2007-3,
Class A2 0.279%, 10/16/2014 (P)	85,000	84,976
DT Auto Owner Trust, Series 2011-1A,
Class A 0.990%, 05/15/2013 (S)	211,297	211,272
Fifth Third Auto Trust, Series 2008-1,
Class A4A 4.810%, 01/15/2013	125,024	125,661
Ford Credit Auto Owner Trust
2.729%, 05/15/2013 (P)	482,120	484,126
Series 2007-A, Class A4A,
5.470%, 06/15/2012	6,312	6,325
6.070%, 05/15/2014	1,000,000	1,045,046
GE Capital Credit Card Master Note Trust,
Series 2009-1, Class A
2.329%, 04/15/2015 (P)	1,000,000	1,010,594
Harley-Davidson Motorcycle Trust
Series 2009-3, Class A3,
1.740%, 09/15/2013	154,063	154,550
Series 2009-2, Class A3,
2.620%, 03/15/2014	120,542	121,143
Series 2007-2, Class A4,
5.120%, 08/15/2013	97,477	98,597
Honda Auto Receivables Owner Trust
Series 2010-1, Class A3,
1.250%, 10/21/2013	1,213,550	1,217,484
Series 2009-2, Class A3,
2.790%, 01/15/2013	128,523	129,090
Hyundai Auto
Receivables Trust 5.210%, 03/17/2014	972,943	978,371
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	862,494	867,594
Merrill Auto Trust Securitization,
Series 2008-1, Class A4A
6.150%, 04/15/2015	402,841	408,038
National City Credit Card Master Trust,
Series 2007-1 Class A
0.279%, 03/17/2014 (P)	1,000,000	999,069
Nissan Auto Lease Trust, Series 2009-B,
Class A3 2.070%, 01/15/2015	17,579	17,589
Nissan Auto Receivables Owner Trust,
Series 2009-1, Class A3
5.000%, 09/15/2014	931,566	946,990
Santander Drive Auto Receivables Trust
Series 2010-3, Class A2,
0.930%, 06/17/2013	280,420	280,538
Sdart 2010-1 A2,
1.360%, 03/15/2013	385,678	386,162
Volvo Financial Equipment LLC
1.560%, 06/17/2013 (S)	941,919	945,485
World Omni Auto Receivables Trust,
Series 2010-A, Class A3
1.340%, 12/16/2013	337,500	338,393

TOTAL ASSET BACKED SECURITIES (Cost $25,029,103)		$24,965,011

SHORT-TERM INVESTMENTS - 0.39%
Commercial Paper* - 0.39%
Societe Generale, 0.607% 02/03/2012	220,000	219,597
Nordea Bank Finland PLC,
0.549% 10/14/2011	170,000	170,061

411

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Commercial Paper* (continued)
Deutsche Bank AG, 0.824% 01/19/2012	$100,000	$99,924

		489,582

TOTAL SHORT-TERM INVESTMENTS (Cost $489,582)		$489,582

Total Investments (Ultra Short Term Bond Trust)
(Cost $121,391,319) - 95.15%		$120,956,941
Other assets and liabilities, net - 4.85%		6,168,722

TOTAL NET ASSETS - 100.00%		$127,125,663

U.S. Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.49%
Consumer Discretionary - 6.80%
Auto Components - 0.05%
BorgWarner, Inc. (I)(L)	1,600	$96,848
Lear Corp.	1,380	59,202
The Goodyear Tire & Rubber Company (I)	6,200	62,558
TRW Automotive Holdings Corp. (I)	1,500	49,095
Visteon Corp. (I)	1,500	64,500

		332,203
Automobiles - 0.07%
General Motors Company (I)	23,900	482,302
Harley-Davidson, Inc.	2,000	68,660

		550,962
Distributors - 0.17%
Audiovox Corp., Class A (I)	10,800	59,292
Genuine Parts Company (L)	23,300	1,183,640

		1,242,932
Diversified Consumer Services - 0.29%
Apollo Group, Inc., Class A (I)	34,800	1,378,428
Career Education Corp. (I)	4,300	56,115
DeVry, Inc.	1,200	44,352
Education Management Corp. (I)(L)	3,400	50,456
H&R Block, Inc. (L)	20,700	275,517
ITT Educational Services, Inc. (I)(L)	1,130	65,065
Weight Watchers International, Inc.	4,300	250,475

		2,120,408
Hotels, Restaurants & Leisure - 2.14%
Chipotle Mexican Grill, Inc. (I)(L)	260	78,767
Einstein Noah Restaurant Group, Inc.	6,900	88,527
Las Vegas Sands Corp. (I)	5,700	218,538
McDonald’s Corp.	169,001	14,841,668
Panera Bread Company, Class A (I)	2,520	261,929
Ruth’s Hospitality Group, Inc. (I)(L)	15,200	65,208
Six Flags Entertainment Corp. (L)	2,000	55,440
Wynn Resorts, Ltd.	1,270	146,152

		15,756,229
Household Durables - 0.10%
Garmin, Ltd.	2,300	73,071
KB Home (L)	71,600	419,576
Mohawk Industries, Inc. (I)	1,400	60,074
NVR, Inc. (I)	119	71,874
Tempur-Pedic International, Inc. (I)	1,300	68,393
Tupperware Brands Corp.	1,200	64,488

		757,476

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 0.22%
Amazon.com, Inc. (I)	3,450	$745,994
Liberty Media Corp. - Interactive, Series A (I)	20,800	307,216
priceline.com, Inc. (I)	1,290	579,803

		1,633,013
Leisure Equipment & Products - 0.01%
Johnson Outdoors, Inc. (I)	4,600	70,748
Media - 0.49%
Arbitron, Inc.	1,800	59,544
CBS Corp., Class B	24,400	497,272
Charter Communications, Inc., Class A (I)	8,100	379,404
Clear Channel Outdoor
Holdings, Inc., Class A (I)	5,500	51,480
DIRECTV, Class A (I)	5,600	236,600
DISH Network Corp. (I)	7,300	182,938
Gannett Company, Inc. (L)	16,000	152,480
John Wiley & Sons, Inc.	1,500	66,630
Lamar Advertising Company, Class A (I)(L)	3,600	61,308
News Corp., Class A	14,100	218,127
The McGraw-Hill Companies, Inc.	23,200	951,200
The Washington Post Company, Class B (L)	184	60,162
Time Warner, Inc.	13,533	405,584
Viacom, Inc., Class B	7,500	290,550

		3,613,279
Multiline Retail - 0.58%
Big Lots, Inc. (I)	2,400	83,592
Dillard’s, Inc., Class A	1,700	73,916
Dollar Tree, Inc. (I)	20,100	1,509,711
Family Dollar Stores, Inc.	12,600	640,836
J.C. Penney Company, Inc. (L)	11,800	316,004
Sears Holdings Corp. (I)(L)	9,200	529,184
Target Corp.	23,200	1,137,728

		4,290,971
Specialty Retail - 1.21%
Aaron’s, Inc.	3,100	78,275
Abercrombie & Fitch Company, Class A	3,400	209,304
Advance Auto Parts, Inc.	12,700	737,870
Aeropostale, Inc. (I)(L)	19,400	209,714
AutoNation, Inc. (I)(L)	7,500	245,850
AutoZone, Inc. (I)	770	245,776
Best Buy Company, Inc.	24,600	573,180
Big 5 Sporting Goods Corp.	10,500	63,840
Destination Maternity Corp.	5,400	69,498
GameStop Corp., Class A (I)(L)	9,900	228,690
Group 1 Automotive, Inc. (L)	2,000	71,100
Guess?, Inc.	1,900	54,131
Jos A. Bank Clothiers, Inc. (I)	1,800	83,934
Lowe’s Companies, Inc.	46,300	895,442
Penske Automotive Group, Inc. (L)	6,300	100,800
Rent-A-Center, Inc.	3,300	90,585
Ross Stores, Inc.	18,100	1,424,289
Sonic Automotive, Inc.	5,400	58,266
Syms Corp. (I)(L)	7,400	64,898
The Gap, Inc. (L)	13,000	211,120
Tiffany & Company	1,000	60,820
TJX Companies, Inc.	52,900	2,934,363
Tractor Supply Company	1,300	81,315
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,300	80,899

		8,873,959
Textiles, Apparel & Luxury Goods - 1.47%
Carter’s, Inc. (I)(L)	2,600	79,404
Coach, Inc.	36,900	1,912,527
Deckers Outdoor Corp. (I)	930	86,732

412

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Fossil, Inc. (I)(L)	4,340	$351,800
NIKE, Inc., Class B	82,100	7,020,371
Steven Madden, Ltd. (I)	2,850	85,785
VF Corp. (L)	10,460	1,271,099

		10,807,718

		50,049,898
Consumer Staples - 24.47%
Beverages - 6.21%
Brown Forman Corp., Class B (L)	23,800	1,669,332
Coca-Cola Enterprises, Inc.	6,400	159,232
Hansen Natural Corp. (I)	18,300	1,597,407
PepsiCo, Inc.	259,776	16,080,134
The Coca-Cola Company	388,300	26,233,548

		45,739,653
Food & Staples Retailing - 6.18%
Costco Wholesale Corp.	34,300	2,816,716
CVS Caremark Corp.	52,300	1,756,234
Safeway, Inc.	13,700	227,831
SUPERVALU, Inc. (L)	9,279	61,798
Sysco Corp.	93,600	2,424,240
The Kroger Company	41,600	913,536
Wal-Mart Stores, Inc. (L)	605,003	31,399,656
Walgreen Company	178,900	5,884,021

		45,484,032
Food Products - 2.18%
Bunge, Ltd. (L)	3,500	204,015
Campbell Soup Company (L)	37,900	1,226,823
Corn Products International, Inc.	1,800	70,632
Darling International, Inc. (I)	4,200	52,878
Dean Foods Company (I)	8,800	78,056
Dole Food Company, Inc. (I)(L)	5,900	59,000
Flowers Foods, Inc. (L)	24,150	469,959
Fresh Del Monte Produce, Inc.	2,800	64,960
General Mills, Inc.	105,000	4,039,350
Green Mountain Coffee Roasters, Inc. (I)	1,710	158,927
H.J. Heinz Company (L)	36,400	1,837,472
Hormel Foods Corp. (L)	43,900	1,186,178
Kellogg Company	52,800	2,808,432
McCormick & Company, Inc.	21,800	1,006,288
Ralcorp Holdings, Inc. (I)	900	69,039
The Hershey Company	35,600	2,108,944
The J.M. Smucker Company	8,400	612,276

		16,053,229
Household Products - 5.77%
Church & Dwight Company, Inc.	23,000	1,016,600
Clorox Company (L)	20,800	1,379,664
Colgate-Palmolive Company	78,200	6,934,776
Kimberly-Clark Corp.	58,100	4,125,681
Spectrum Brands Holdings, Inc. (I)	3,000	70,860
The Procter & Gamble Company	457,800	28,923,804

		42,451,385
Personal Products - 0.67%
Avon Products, Inc.	43,300	848,680
Herbalife, Ltd.	22,400	1,200,640
The Estee Lauder Companies, Inc., Class A	33,211	2,917,254

		4,966,574
Tobacco - 3.46%
Altria Group, Inc.	46,200	1,238,622
Lorillard, Inc.	23,250	2,573,775
Philip Morris International, Inc.	301,169	18,786,922

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Reynolds American, Inc.	73,900	$2,769,772
Universal Corp.	1,800	64,548

		25,433,639

		180,128,512
Energy - 3.97%
Energy Equipment & Services - 0.62%
Atwood Oceanics, Inc. (I)(L)	2,400	82,464
Baker Hughes, Inc.	11,900	549,304
CARBO Ceramics, Inc. (L)	490	50,240
Gulfmark Offshore, Inc., Class A (I)	3,000	109,020
Halliburton Company	25,000	763,000
Helmerich & Payne, Inc.	1,200	48,720
Lufkin Industries, Inc.	900	47,889
McDermott International, Inc. (I)	3,900	41,964
Nabors Industries, Ltd. (I)	3,200	39,232
National Oilwell Varco, Inc.	20,600	1,055,132
Oceaneering International, Inc.	2,000	70,680
Oil States International, Inc. (I)	1,000	50,920
Patterson-UTI Energy, Inc.	2,300	39,882
Rowan Companies, Inc. (I)	2,000	60,380
Schlumberger, Ltd.	23,470	1,401,863
SEACOR Holdings, Inc.	740	59,355
Unit Corp. (I)	1,600	59,072
Weatherford International, Ltd. (I)	4,000	48,840

		4,577,957
Oil, Gas & Consumable Fuels - 3.35%
Anadarko Petroleum Corp.	8,900	561,145
Apache Corp.	5,755	461,781
Apco Oil and Gas International, Inc.	1,000	74,420
Berry Petroleum Company, Class A	1,600	56,608
Cabot Oil & Gas Corp.	2,000	123,820
Chesapeake Energy Corp.	2,300	58,765
Chevron Corp.	59,872	5,539,357
Cobalt International Energy, Inc. (I)	5,900	45,489
ConocoPhillips	71,300	4,514,716
CVR Energy, Inc. (I)	3,900	82,446
El Paso Corp.	3,900	68,172
Energy Partners, Ltd. (I)	7,000	77,490
EQT Corp.	1,200	64,032
Exxon Mobil Corp.	122,700	8,911,701
Golar LNG, Ltd.	2,300	73,094
Gulfport Energy Corp. (I)	2,200	53,196
Hess Corp.	8,590	450,631
HollyFrontier Corp.	8,800	230,736
Marathon Oil Corp.	36,500	787,670
Murphy Oil Corp.	2,700	119,232
Occidental Petroleum Corp.	7,635	545,903
Peabody Energy Corp.	4,800	162,624
Plains Exploration & Production Company (I)	2,200	49,962
Range Resources Corp.	3,100	181,226
SemGroup Corp., Class A (I)	2,400	47,904
SM Energy Company	1,100	66,715
Stone Energy Corp. (I)(L)	2,400	38,904
Sunoco, Inc.	2,000	62,020
Tesoro Corp. (I)(L)	7,100	138,237
The Williams Companies, Inc.	12,200	296,948
Valero Energy Corp.	30,600	544,068
W&T Offshore, Inc.	3,100	42,656
Western Refining, Inc. (I)	3,000	37,380
World Fuel Services Corp.	2,100	68,565

		24,637,613

		29,215,570

413

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 1.40%
Capital Markets - 0.04%
American Capital, Ltd. (I)(L)	9,500	$64,790
GAMCO Investors, Inc., Class A	1,900	74,841
Janus Capital Group, Inc.	10,400	62,400
Safeguard Scientifics, Inc. (I)	5,900	88,500

		290,531
Commercial Banks - 0.08%
Bancorp, Inc. (I)	10,000	71,600
CapitalSource, Inc.	12,000	73,680
Central Pacific Financial Corp. (I)	6,500	67,080
CIT Group, Inc. (I)	6,000	182,220
OmniAmerican Bancorp, Inc. (I)	6,500	88,725
State Bank Financial Corp. (I)	5,400	68,148
West Coast Bancorp (I)	4,600	64,400

		615,853
Consumer Finance - 0.21%
Advance America Cash Advance Centers, Inc.	9,200	67,712
Capital One Financial Corp.	8,900	352,707
Cash America International, Inc.	1,900	97,204
Credit Acceptance Corp. (I)	1,700	109,412
Discover Financial Services	17,400	399,156
EZCORP, Inc., Class A (I)	1,500	42,810
First Cash Financial Services, Inc. (I)	1,100	46,145
SLM Corp.	28,400	353,580
World Acceptance Corp. (I)	700	39,165

		1,507,891
Diversified Financial Services - 0.19%
Bank of America Corp.	104,287	638,236
Citigroup, Inc.	10,900	279,258
Leucadia National Corp.	6,900	156,492
Marlin Business Services Corp. (I)	6,600	69,960
Moody’s Corp. (L)	9,100	277,095

		1,421,041
Insurance - 0.72%
ACE, Ltd.	3,500	212,100
Allied World Assurance
Company Holdings, Ltd.	1,400	75,194
American Financial Group, Inc.	1,600	49,712
American International Group, Inc. (I)(L)	17,000	373,150
Amtrust Financial Services, Inc.	3,200	71,232
AON Corp.	7,800	327,444
Arch Capital Group, Ltd. (I)	2,200	71,885
Aspen Insurance Holdings, Ltd.	3,500	80,640
Assurant, Inc.	15,300	547,740
Axis Capital Holdings, Ltd.	2,400	62,256
Brown & Brown, Inc.	3,200	56,960
Chubb Corp.	1,000	59,990
CNO Financial Group, Inc. (I)	21,100	114,151
Employers Holdings, Inc.	4,700	59,972
Endurance Specialty Holdings, Ltd.	1,600	54,640
Enstar Group, Ltd. (I)	1,000	95,230
Genworth Financial, Inc., Class A (I)	18,000	103,320
Hartford Financial Services Group, Inc.	16,400	264,696
Hilltop Holdings, Inc. (I)	7,100	51,191
Kemper Corp.	2,900	69,484
MBIA, Inc. (I)(L)	7,200	52,344
Old Republic International Corp. (L)	5,500	49,060
PartnerRe, Ltd.	1,100	57,497
Presidential Life Corp. (L)	7,400	60,828
Prudential Financial, Inc.	8,600	402,996
Reinsurance Group of America, Inc.	1,400	64,330
RenaissanceRe Holdings, Ltd.	3,100	197,780

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Symetra Financial Corp.	7,000	$57,050
The Travelers Companies, Inc.	27,600	1,344,948
Transatlantic Holdings, Inc.	1,400	67,928
Validus Holdings, Ltd.	6,100	152,012

		5,307,760
Real Estate Investment Trusts - 0.07%
Annaly Capital Management, Inc. (L)	20,000	332,600
Getty Realty Corp. (L)	2,800	40,376
One Liberty Properties, Inc.	4,800	70,368
Pennymac Mortgage Investment Trust	3,200	50,880
Winthrop Realty Trust	6,200	53,878

		548,102
Real Estate Management & Development - 0.03%
Forest City Enterprises, Inc., Class A (I)	5,900	62,894
Tejon Ranch Company (I)	3,400	81,158
The Howard Hughes Corp. (I)	10	421
The St. Joe Company (I)(L)	4,000	59,960

		204,433
Thrifts & Mortgage Finance - 0.06%
Capitol Federal Financial, Inc.	6,800	71,808
Fox Chase Bancorp, Inc.	7,800	98,904
Franklin Financial Corp./VA (I)	6,500	71,760
Hudson City Bancorp, Inc. (L)	12,400	70,184
Oritani Financial Corp.	7,400	95,164

		407,820

		10,303,431
Health Care - 28.73%
Biotechnology - 2.70%
Alexion Pharmaceuticals, Inc. (I)	3,700	237,022
Amgen, Inc.	185,600	10,198,720
AVEO Pharmaceuticals, Inc. (I)	5,800	89,262
Biogen Idec, Inc. (I)	29,280	2,727,432
Cephalon, Inc. (I)	4,100	330,870
Cubist Pharmaceuticals, Inc. (I)(L)	2,200	77,704
Enzon Pharmaceuticals, Inc. (I)(L)	8,700	61,248
Gilead Sciences, Inc. (I)	142,901	5,544,559
Idenix Pharmaceuticals, Inc. (I)	13,400	66,866
PDL BioPharma, Inc. (L)	14,300	79,365
Pharmasset, Inc. (I)	1,100	90,607
Regeneron Pharmaceuticals, Inc. (I)(L)	1,500	87,300
Theravance, Inc. (I)	4,000	80,560
United Therapeutics Corp. (I)	1,310	49,112
Vertex Pharmaceuticals, Inc. (I)	3,600	160,344

		19,880,971
Health Care Equipment & Supplies - 4.54%
Alere, Inc. (I)	28,400	558,060
Baxter International, Inc.	101,201	5,681,424
Becton, Dickinson & Company	38,900	2,852,148
Boston Scientific Corp. (I)	24,500	144,795
C.R. Bard, Inc.	15,590	1,364,749
CareFusion Corp. (I)	8,800	210,760
Covidien PLC	15,400	679,140
DENTSPLY International, Inc. (L)	22,800	699,732
Edwards Lifesciences Corp. (I)	18,200	1,297,296
Gen-Probe, Inc. (I)	8,400	480,900
IDEXX Laboratories, Inc. (I)	10,300	710,391
Intuitive Surgical, Inc. (I)	4,940	1,799,543
Kinetic Concepts, Inc. (I)(L)	6,800	448,052
Medtronic, Inc.	215,300	7,156,572
Palomar Medical Technologies, Inc. (I)	15,200	119,776
ResMed, Inc. (I)(L)	25,300	728,387

414

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
St. Jude Medical, Inc.	55,100	$1,994,069
Stryker Corp.	61,500	2,898,495
Syneron Medical, Ltd., ADR (I)	8,500	84,235
The Cooper Companies, Inc.	1,600	126,640
Varian Medical Systems, Inc. (I)(L)	19,200	1,001,472
Wright Medical Group, Inc. (I)	4,900	87,612
Zimmer Holdings, Inc. (I)	42,000	2,247,000

		33,371,248
Health Care Providers & Services - 3.59%
Accretive Health, Inc. (I)(L)	2,900	61,567
Aetna, Inc.	30,500	1,108,675
AMERIGROUP Corp. (I)(L)	1,000	39,010
AmerisourceBergen Corp.	23,700	883,299
Cardinal Health, Inc.	23,100	967,428
Centene Corp. (I)	3,300	94,611
CIGNA Corp.	7,100	297,774
Coventry Health Care, Inc. (I)	16,500	475,365
Express Scripts, Inc. (I)	89,710	3,325,550
Health Net, Inc. (I)	2,500	59,275
Healthspring, Inc. (I)	5,400	196,884
Henry Schein, Inc. (I)(L)	15,700	973,557
Humana, Inc.	15,400	1,120,042
Laboratory Corp. of America Holdings (I)(L)	16,500	1,304,325
Lincare Holdings, Inc.	18,744	421,740
McKesson Corp.	13,400	974,180
Mednax, Inc. (I)	7,600	476,064
Omnicare, Inc.	2,800	71,204
Patterson Companies, Inc.	20,100	575,463
Quest Diagnostics, Inc.	27,100	1,337,656
Triple-S Management Corp., Class B (I)	21,552	360,996
UnitedHealth Group, Inc.	194,822	8,985,191
Universal American Corp.	7,000	70,420
WellCare Health Plans, Inc. (I)	1,100	41,778
WellPoint, Inc. (L)	34,100	2,226,048

		26,448,102
Health Care Technology - 0.30%
Cerner Corp. (I)(L)	27,540	1,887,041
Quality Systems, Inc.	3,300	320,100

		2,207,141
Life Sciences Tools & Services - 0.48%
Agilent Technologies, Inc. (I)	4,000	125,000
Covance, Inc. (I)	6,300	286,335
Furiex Pharmaceuticals, Inc. (I)	4,700	66,881
Mettler-Toledo International, Inc. (I)	5,330	745,987
Pharmaceutical Product Development, Inc.	18,800	482,408
Techne Corp.	6,400	435,264
Thermo Fisher Scientific, Inc. (I)	5,000	253,200
Waters Corp. (I)	15,000	1,132,350

		3,527,425
Pharmaceuticals - 17.12%
Abbott Laboratories	302,101	15,449,445
Allergan, Inc.	52,700	4,341,426
Bristol-Myers Squibb Company	290,600	9,119,028
Eli Lilly & Company	278,601	10,299,879
Endo Pharmaceuticals Holdings, Inc. (I)	26,600	744,534
Forest Laboratories, Inc. (I)	64,900	1,998,271
Hospira, Inc. (I)	1,100	40,700
Jazz Pharmaceuticals, Inc. (I)	1,800	74,736
Johnson & Johnson	445,800	28,401,918
Merck & Company, Inc.	688,147	22,509,288
Pfizer, Inc.	1,815,894	32,105,006
Viropharma, Inc. (I)(L)	5,100	92,157

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Warner Chilcott PLC, Class A (I)	47,500	$679,250
Watson Pharmaceuticals, Inc. (I)	2,800	191,100

		126,046,738

		211,481,625
Industrials - 4.37%
Aerospace & Defense - 1.21%
Alliant Techsystems, Inc.	1,100	59,961
GenCorp, Inc. (I)(L)	15,001	67,354
General Dynamics Corp.	33,900	1,928,571
Huntington Ingalls Industries, Inc. (I)	2,500	60,825
ITT Corp.	9,600	403,200
L-3 Communications Holdings, Inc.	6,800	421,396
Northrop Grumman Corp.	8,200	427,712
Precision Castparts Corp.	3,370	523,900
Raytheon Company	7,000	286,090
Rockwell Collins, Inc. (L)	9,600	506,496
Spirit Aerosystems Holdings, Inc., Class A (I)	3,800	60,610
United Technologies Corp.	59,300	4,172,348

		8,918,463
Air Freight & Logistics - 0.32%
C.H. Robinson Worldwide, Inc. (L)	27,200	1,862,384
Expeditors International of Washington, Inc.	12,700	514,985

		2,377,369
Airlines - 0.01%
Republic Airways Holdings, Inc. (I)	18,900	53,487
Commercial Services & Supplies - 0.38%
Avery Dennison Corp.	2,100	52,668
Clean Harbors, Inc. (I)	1,500	76,950
Copart, Inc. (I)	10,300	402,936
Deluxe Corp.	3,800	70,680
Iron Mountain, Inc. (L)	2,400	75,888
M&F Worldwide Corp. (I)(L)	2,800	68,936
Pitney Bowes, Inc. (L)	11,600	218,080
R.R. Donnelley & Sons Company	12,800	180,736
Rollins, Inc.	25,100	469,621
Stericycle, Inc. (I)(L)	14,200	1,146,224

		2,762,719
Construction & Engineering - 0.02%
Granite Construction, Inc. (L)	3,200	60,064
KBR, Inc.	2,200	51,986
MasTec, Inc. (I)	3,500	61,635

		173,685
Electrical Equipment - 0.03%
General Cable Corp. (I)(L)	1,900	44,365
Hubbell, Inc., Class B	1,200	59,448
Polypore International, Inc. (I)	1,100	62,172
Rockwell Automation, Inc.	900	50,400

		216,385
Industrial Conglomerates - 1.72%
3M Company	115,200	8,270,208
Carlisle Companies, Inc.	2,000	63,760
Danaher Corp.	70,200	2,944,188
General Electric Company	64,700	986,028
Seaboard Corp. (I)	39	70,278
Tyco International, Ltd.	7,900	321,925

		12,656,387
Machinery - 0.22%
AGCO Corp. (I)	1,400	48,398
Caterpillar, Inc.	9,220	680,805

415

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Chart Industries, Inc. (I)	1,500	$63,255
Deere & Company	2,400	154,968
Harsco Corp.	2,400	46,536
John Bean Technologies Corp.	4,600	65,596
Joy Global, Inc.	4,000	249,520
Miller Industries, Inc.	5,700	98,895
Oshkosh Corp. (I)	2,700	42,498
RBC Bearings, Inc. (I)	2,400	81,576
Robbins & Myers, Inc.	1,900	65,949

		1,597,996
Professional Services - 0.15%
Dun & Bradstreet Corp.	5,000	306,300
IHS, Inc., Class A (I)(L)	8,300	620,923
Resources Connection, Inc.	7,500	73,350
Verisk Analytics, Inc., Class A (I)	3,000	104,310

		1,104,883
Road & Rail - 0.03%
Arkansas Best Corp.	3,400	54,910
Avis Budget Group, Inc. (I)(L)	4,700	45,449
Hertz Global Holdings, Inc. (I)	5,800	51,620
Ryder Systems, Inc.	1,700	63,767

		215,746
Trading Companies & Distributors - 0.28%
Aircastle, Ltd. (L)	6,300	59,976
Fastenal Company (L)	35,600	1,184,768
United Rentals, Inc. (I)(L)	7,100	119,564
W.W. Grainger, Inc. (L)	4,410	659,471
WESCO International, Inc. (I)(L)	1,900	63,745

		2,087,524

		32,164,644
Information Technology - 27.45%
Communications Equipment - 2.62%
Brocade Communications Systems, Inc. (I)	12,100	52,272
Cisco Systems, Inc.	244,993	3,794,942
EchoStar Corp., Class A (I)	3,100	70,091
Harris Corp. (L)	5,200	177,684
Polycom, Inc. (I)	3,300	60,621
QUALCOMM, Inc.	306,302	14,895,466
Sycamore Networks, Inc.	3,300	59,565
Symmetricom, Inc. (I)	13,900	60,326
Viasat, Inc. (I)(L)	4,600	153,226

		19,324,193
Computers & Peripherals - 2.50%
Apple, Inc. (I)	29,190	11,126,644
Dell, Inc. (I)	82,400	1,165,960
Hewlett-Packard Company	205,200	4,606,740
Lexmark International, Inc., Class A (I)(L)	2,200	59,466
NCR Corp. (I)	4,500	76,005
Seagate Technology PLC	30,300	311,484
Western Digital Corp. (I)	42,300	1,087,956

		18,434,255
Electronic Equipment, Instruments & Components - 0.24%
Anixter International, Inc. (I)(L)	1,400	66,416
Arrow Electronics, Inc. (I)(L)	8,300	230,574
Avnet, Inc. (I)	2,300	59,984
Dolby Laboratories, Inc., Class A (I)(L)	12,300	337,512
FEI Company (I)	2,400	71,904
FLIR Systems, Inc. (L)	12,600	315,630
Ingram Micro, Inc., Class A (I)	17,600	283,888
IPG Photonics Corp. (I)	1,300	56,472

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Richardson Electronics, Ltd.	6,000	$81,660
SYNNEX Corp. (I)(L)	2,600	68,120
Tech Data Corp. (I)	3,400	146,982
Vishay Intertechnology, Inc. (I)	4,400	36,784

		1,755,926
Internet Software & Services - 4.80%
AOL, Inc. (I)(L)	7,100	85,200
Earthlink, Inc.	7,400	48,322
eBay, Inc. (I)	190,100	5,606,049
Google, Inc., Class A (I)	57,221	29,433,338
IAC/InterActiveCorp (I)	1,900	75,145
Rackspace Hosting, Inc. (I)	1,900	64,866

		35,312,920
IT Services - 6.59%
Accenture PLC, Class A	123,000	6,479,640
Alliance Data Systems Corp. (I)	800	74,160
Amdocs, Ltd. (I)	33,600	911,232
Automatic Data Processing, Inc.	66,300	3,126,045
Broadridge Financial Solutions, Inc.	3,300	66,462
CACI International, Inc., Class A (I)	1,600	79,904
Cognizant Technology
Solutions Corp., Class A (I)	41,500	2,602,050
Computer Sciences Corp.	9,000	241,650
Convergys Corp. (I)(L)	7,000	65,660
Fiserv, Inc. (I)	3,000	152,310
Global Payments, Inc.	12,800	516,992
International Business Machines Corp.	172,552	30,201,777
Jack Henry & Associates, Inc.	14,400	417,312
Lender Processing Services, Inc.	2,900	39,701
MasterCard, Inc., Class A	3,600	1,141,776
NeuStar, Inc., Class A (I)	3,000	75,420
Paychex, Inc.	60,500	1,595,385
SAIC, Inc. (I)	4,900	57,869
Syntel, Inc.	1,600	69,104
Teradata Corp. (I)	1,400	74,942
Total Systems Services, Inc.	27,300	462,189
VeriFone Systems, Inc. (I)	1,700	59,534

		48,511,114
Semiconductors & Semiconductor Equipment - 0.48%
Altera Corp.	5,600	176,568
Atmel Corp. (I)	6,400	51,648
Cypress Semiconductor Corp. (I)	3,900	58,383
Entegris, Inc. (I)	7,900	50,402
Fairchild Semiconductor International, Inc. (I)	4,000	43,200
LSI Corp. (I)	10,600	54,908
Maxim Integrated Products, Inc.	3,000	69,990
NVIDIA Corp. (I)	4,800	60,000
ON Semiconductor Corp. (I)	26,600	190,722
Skyworks Solutions, Inc. (I)	3,200	57,408
Texas Instruments, Inc.	101,200	2,696,980

		3,510,209
Software - 10.22%
Adobe Systems, Inc. (I)	40,600	981,302
ANSYS, Inc. (I)	11,300	554,152
Ariba, Inc. (I)	3,300	91,443
BMC Software, Inc. (I)	31,600	1,218,496
Citrix Systems, Inc. (I)	21,600	1,177,848
FactSet Research Systems, Inc. (L)	8,350	742,900
Fortinet, Inc. (I)	4,000	67,200
Informatica Corp. (I)	21,000	859,950
Intuit, Inc.	47,800	2,267,632

416

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
MICROS Systems, Inc. (I)	13,400	$588,394
Microsoft Corp.	1,425,936	35,491,547
MicroStrategy, Inc., Class A (I)	680	77,568
Oracle Corp.	1,044,400	30,016,056
Quest Software, Inc. (I)	4,400	69,872
Seachange International, Inc. (I)(L)	9,300	71,610
Symantec Corp. (I)	48,000	782,400
Take-Two Interactive Software, Inc. (I)(L)	5,100	64,872
TIBCO Software, Inc. (I)	3,400	76,126

		75,199,368

		202,047,985
Materials - 0.71%
Chemicals - 0.51%
Celanese Corp., Series A	5,000	162,650
Eastman Chemical Company	2,270	155,563
Ecolab, Inc.	31,900	1,559,591
Huntsman Corp.	5,500	53,185
LyondellBasell Industries NV, Class A	5,700	139,251
Monsanto Company	6,880	413,075
PPG Industries, Inc.	900	63,594
Rockwood Holdings, Inc. (I)	1,300	43,797
Sigma-Aldrich Corp. (L)	12,600	778,554
The Dow Chemical Company	16,900	379,574
Westlake Chemical Corp. (L)	1,400	47,992

		3,796,826
Construction Materials - 0.01%
Vulcan Materials Company (L)	1,900	52,364
Metals & Mining - 0.15%
Alcoa, Inc.	24,900	238,293
Cliffs Natural Resources, Inc.	900	46,053
Freeport-McMoRan Copper & Gold, Inc.	18,280	556,626
Kaiser Aluminum Corp. (L)	1,900	84,132
Southern Copper Corp.	5,400	134,946
Walter Energy, Inc.	590	35,406

		1,095,456
Paper & Forest Products - 0.04%
Schweitzer-Mauduit International, Inc.	5,764	322,035

		5,266,681
Telecommunication Services - 1.57%
Diversified Telecommunication Services - 1.49%
AT&T, Inc.	151,305	4,315,219
CenturyLink, Inc.	18,319	606,725
Verizon Communications, Inc.	165,000	6,072,000

		10,993,944
Wireless Telecommunication Services - 0.08%
Crown Castle International Corp. (I)	4,100	166,747
Sprint Nextel Corp. (I)(L)	112,800	342,912
Telephone & Data Systems, Inc. (L)	2,400	51,000

		560,659

		11,554,603
Utilities - 0.02%
Gas Utilities - 0.01%
ONEOK, Inc.	1,100	72,644
Independent Power Producers & Energy Traders - 0.01%
NRG Energy, Inc. (I)	4,200	89,083

		161,727

TOTAL COMMON STOCKS (Cost $688,777,829)		$732,374,676

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 0.30%
Financials - 0.30%
SPDR S&P 500 ETF Trust (L)	19,444	2,200,477

TOTAL INVESTMENT COMPANIES (Cost $2,371,582)		$2,200,477

SECURITIES LENDING COLLATERAL - 4.04%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	2,973,620	29,751,660

TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,750,551)		$29,751,660

SHORT-TERM INVESTMENTS - 0.06%
Money Market Funds - 0.06%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	$455,799	$445,799

TOTAL SHORT-TERM INVESTMENTS (Cost $445,799)		$445,799

Total Investments (U.S. Equity Trust)
(Cost $721,345,761) - 103.89%		$764,772,612
Other assets and liabilities, net - (3.89%)		(28,630,521)

TOTAL NET ASSETS - 100.00%		$736,142,091

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.47%
Consumer Discretionary - 10.21%
Media - 10.21%
Charter Communications, Inc., Class A (I)	3,800	$177,992
Comcast Corp., Special Class A	278,540	5,762,993
DIRECTV, Class A (I)(L)	16,570	700,083
Kabel Deutschland Holding AG (I)	38,629	2,082,283
Liberty Global, Inc., Series A (I)	14,580	527,504
Time Warner Cable, Inc.	39,800	2,494,266
Viacom, Inc., Class B (L)	17,580	681,049
Virgin Media, Inc. (L)	231,550	5,638,243

		18,064,413

		18,064,413
Energy - 14.57%
Oil, Gas & Consumable Fuels - 14.57%
Arch Coal, Inc.	43,520	634,522
El Paso Corp. (L)	323,956	5,662,751
Energen Corp.	10,760	439,976
EOG Resources, Inc.	8,040	570,920
EQT Corp.	60,330	3,219,209
Kinder Morgan, Inc. (L)	105,930	2,742,528
Noble Energy, Inc.	4,890	346,212
Occidental Petroleum Corp.	12,050	861,575
QEP Resources, Inc.	129,631	3,509,111
Spectra Energy Corp. (L)	100,260	2,459,378
The Williams Companies, Inc.	197,771	4,813,746
Ultra Petroleum Corp. (I)(L)	18,260	506,167

		25,766,095

		25,766,095
Financials - 0.36%
Capital Markets - 0.36%
Hutchison Port Holdings Trust	964,000	637,770

417

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 17.52%
Diversified Telecommunication Services - 7.92%
Bezek Israeli Telecommunications Corp., Ltd.	617,060	$1,156,824
CenturyLink, Inc.	54,038	1,789,739
Deutsche Telekom AG	73,300	862,246
Frontier Communications Corp. (L)	69,990	427,639
Portugal Telecom SGPS SA	106,569	777,077
TDC A/S	113,090	922,696
Telecom Italia SpA, RSP	1,210,586	1,176,123
Telecomunicacoes de Sao Paulo SA, ADR (I)	139,581	3,691,917
Telenet Group Holding NV	58,920	2,158,685
Xl Axiata Tbk Pt	1,876,000	1,049,706

		14,012,652
Wireless Telecommunication Services - 9.60%
American Tower Corp., Class A (I)	42,580	2,290,804
Cellcom Israel, Ltd.	115,430	2,411,333
Crown Castle International Corp. (I)	34,060	1,385,220
Millicom International Cellular SA	3,790	379,561
Mobile TeleSystems, ADR	103,395	1,271,759
MTN Group, Ltd.	56,019	916,520
NII Holdings, Inc. (I)	91,540	2,467,003
SBA Communications Corp., Class A (I)(L)	35,760	1,233,005
Tim Participacoes SA, ADR (L)	104,764	2,468,240
Vodafone Group PLC	837,290	2,162,172

		16,985,617

		30,998,269
Utilities - 48.81%
Electric Utilities - 20.44%
American Electric Power Company, Inc.	98,710	3,752,954
CEZ AS	100,714	3,881,010
Cia Paranaense de Energia, ADR	36,520	665,029
E.ON AG	18,836	410,793
Edison International	110,370	4,221,653
EDP - Energias do Brasil SA	59,900	1,210,584
Electricidade de Portugal SA	1,047,439	3,217,044
Empresa Electrica del Norte Grande SA	304,080	722,676
Enersis SA, ADR	65,640	1,109,972
Exelon Corp. (L)	10,480	446,553
FirstEnergy Corp.	27,030	1,213,917
Fortum OYJ	116,742	2,741,600
Light SA	133,740	1,759,727
Nextera Energy, Inc.	54,660	2,952,733
Northeast Utilities	25,840	869,516
NV Energy, Inc.	76,210	1,121,049
PPL Corp.	71,431	2,038,641
Red Electrica De Espana	52,672	2,403,654
Scottish & Southern Energy PLC	70,872	1,417,361

		36,156,466
Gas Utilities - 2.80%
AGL Resources, Inc. (L)	30,430	1,239,718
Enagas SA	127,286	2,344,048
National Fuel Gas Company	1,550	75,454
ONEOK, Inc.	6,820	450,393
UGI Corp.	32,160	844,843

		4,954,456
Independent Power Producers & Energy Traders - 11.11%
Calpine Corp. (I)	223,310	3,144,205
China Hydroelectric Corp., ADR (I)(L)	44,940	93,475
Constellation Energy Group, Inc.	65,441	2,490,684
EDP Renovaveis SA (I)	275,742	1,504,827
GenOn Energy, Inc. (I)	520,080	1,445,822
International Power PLC	513,783	2,433,882

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc. (I)(L)	112,282	$2,381,501
The AES Corp. (I)	407,300	3,975,248
Tractebel Energia SA	157,600	2,187,667

		19,657,311
Multi-Utilities - 12.84%
CenterPoint Energy, Inc.	130,390	2,558,252
CMS Energy Corp. (L)	270,960	5,362,298
GDF Suez	18,739	559,796
National Grid PLC	118,607	1,175,997
OGE Energy Corp.	50,360	2,406,704
PG&E Corp.	71,580	3,028,550
Public Service Enterprise Group, Inc.	146,850	4,900,385
Sempra Energy	52,880	2,723,320

		22,715,302
Water Utilities - 1.62%
Aguas Andinas SA	2,881,071	1,524,670
Cia de Saneamento de Minas Gerais	85,100	1,346,483

		2,871,153

		86,354,688

TOTAL COMMON STOCKS (Cost $154,083,626)		$161,821,235

PREFERRED SECURITIES - 4.09%
Utilities - 4.09%
Electric Utilities - 3.63%
Cia Paranaense de Energia	$32,600	$587,762
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	68,200	1,032,295
Great Plains Energy, Inc., 12.000%	18,430	1,105,800
Nextera Energy, Inc., 7.000%	21,800	1,087,820
PPL Corp., 8.750%	21,430	1,165,578
PPL Corp., 9.500%	26,180	1,450,372

		6,429,627
Independent Power Producers & Energy Traders - 0.46%
AES Tiete SA	64,736	809,092

		7,238,719

TOTAL PREFERRED SECURITIES (Cost $7,330,856)		$7,238,719

CORPORATE BONDS - 0.46%
Utilities - 0.46%
Independent Power Producers & Energy Traders - 0.46%
GenOn Energy, Inc.
9.875%, 10/15/2020	$879,000	821,865

TOTAL CORPORATE BONDS (Cost $878,361)		$821,865

CONVERTIBLE BONDS - 1.22%
Consumer Discretionary - 0.79%
Media - 0.79%
Virgin Media, Inc. 6.500%, 11/15/2016	$933,000	$1,399,500
Telecommunication Services - 0.43%
Wireless Telecommunication Services - 0.43%
SBA Communications Corp.
4.000% 10/01/2014	580,000	750,375

TOTAL CONVERTIBLE BONDS (Cost $1,922,959)		$2,149,875

418

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 8.10%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	$1,432,692	$14,334,372

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,333,098)		$14,334,372

SHORT-TERM INVESTMENTS - 1.67%
Repurchase Agreement - 1.67%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $2,960,002 on 10/03/2011,
collateralized by $3,005,000 Federal
National Mortgage Association, 0.750% due
02/26/2013 (valued at $3,021,923,
including interest)	$2,960,000	$2,960,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,960,000)		$2,960,000

Total Investments (Utilities Trust)
(Cost $181,508,900) - 107.01%		$189,326,066
Other assets and liabilities, net - (7.01%)		(12,408,782)

TOTAL NET ASSETS - 100.00%		$176,917,284

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.09%
Consumer Discretionary - 12.27%
Automobiles - 3.15%
Harley-Davidson, Inc.	203,832	$6,997,553
Hotels, Restaurants & Leisure - 2.28%
Darden Restaurants, Inc.	118,574	5,069,039
Household Durables - 4.76%
Mohawk Industries, Inc. (I)	105,452	4,524,945
Newell Rubbermaid, Inc.	510,233	6,056,466

		10,581,411
Specialty Retail - 2.08%
Staples, Inc.	347,480	4,621,484

		27,269,487
Consumer Staples - 9.76%
Food & Staples Retailing - 4.82%
Safeway, Inc.	384,355	6,391,824
Sysco Corp.	167,130	4,328,667

		10,720,491
Food Products - 3.47%
ConAgra Foods, Inc.	317,900	7,699,538
Personal Products - 1.47%
Avon Products, Inc.	166,497	3,263,341

		21,683,370
Energy - 9.79%
Oil, Gas & Consumable Fuels - 9.79%
El Paso Corp.	479,116	8,374,945
Murphy Oil Corp.	77,546	3,424,431
Pioneer Natural Resources Company	62,485	4,109,638
The Williams Companies, Inc.	240,538	5,854,695

		21,763,709

		21,763,709

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 19.18%
Capital Markets - 3.95%
Northern Trust Corp.	136,291	$4,767,459
The Charles Schwab Corp.	356,002	4,012,143

		8,779,602
Commercial Banks - 5.78%
BB&T Corp.	211,433	4,509,866
Comerica, Inc.	162,720	3,737,678
Wintrust Financial Corp.	178,242	4,600,426

		12,847,970
Insurance - 7.76%
ACE, Ltd.	98,660	5,978,796
Marsh & McLennan Companies, Inc.	228,779	6,071,795
Willis Group Holdings PLC	151,240	5,198,119

		17,248,710
Real Estate Investment Trusts - 1.69%
Weingarten Realty Investors	177,400	3,755,558

		42,631,840
Health Care - 3.92%
Health Care Providers & Services - 3.92%
Brookdale Senior Living, Inc. (I)	327,223	4,103,376
Healthsouth Corp. (I)	309,186	4,616,147

		8,719,523

		8,719,523
Industrials - 7.22%
Commercial Services & Supplies - 1.98%
Avery Dennison Corp.	175,406	4,399,182
Electrical Equipment - 1.92%
The Babcock & Wilcox Company (I)	218,329	4,268,332
Machinery - 2.63%
Snap-On, Inc.	131,422	5,835,137
Road & Rail - 0.69%
Swift Transporation Company (I)	239,555	1,542,734

		16,045,385
Information Technology - 9.48%
Computers & Peripherals - 2.17%
Diebold, Inc.	175,594	4,830,591
Electronic Equipment, Instruments & Components - 1.41%
Flextronics International, Ltd. (I)	556,097	3,130,826
IT Services - 3.19%
Fidelity National Information Services, Inc.	291,573	7,091,055
Office Electronics - 2.71%
Zebra Technologies Corp., Class A (I)	194,775	6,026,339

		21,078,811
Materials - 6.94%
Chemicals - 4.85%
Valspar Corp.	162,456	5,070,252
W.R. Grace & Company (I)	171,105	5,697,797

		10,768,049
Containers & Packaging - 2.09%
Sonoco Products Company	164,585	4,646,235

		15,414,284
Telecommunication Services - 2.94%
Diversified Telecommunication Services - 2.94%
TW Telecom, Inc. (I)	395,835	6,539,194

419

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 10.59%
Electric Utilities - 5.81%
Edison International	217,419	$8,316,277
Great Plains Energy, Inc.	238,212	4,597,492

		12,913,769
Multi-Utilities - 4.78%
CenterPoint Energy, Inc.	294,946	5,786,841
Wisconsin Energy Corp.	154,939	4,848,041

		10,634,882

		23,548,651

TOTAL COMMON STOCKS (Cost $205,385,711)		$204,694,254

PREFERRED SECURITIES - 0.48%
Health Care - 0.48%
HealthSouth Corp, 6.500%	$1,300	$1,075,750

TOTAL PREFERRED SECURITIES (Cost $1,093,646)		$1,075,750

SHORT-TERM INVESTMENTS - 6.40%
Money Market Funds - 6.40%
State Street Institutional Liquid Reserves
Fund, 0.0927% (Y)	$14,223,201	$14,223,201

TOTAL SHORT-TERM INVESTMENTS (Cost $14,223,201)		$14,223,201

Total Investments (Value Trust) (Cost $220,702,558) - 98.97%		$219,993,205
Other assets and liabilities, net - 1.03%		2,295,087

TOTAL NET ASSETS - 100.00%		$222,288,292

Value & Restructuring Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.02%
Consumer Discretionary - 5.68%
Automobiles - 0.82%
Ford Motor Company (I)	158,000	$1,527,860
Household Durables - 0.87%
Newell Rubbermaid, Inc.	138,000	1,638,060
Leisure Equipment & Products - 0.41%
Hasbro, Inc. (L)	23,571	768,650
Specialty Retail - 3.58%
TJX Companies, Inc.	121,000	6,711,870

		10,646,440
Consumer Staples - 6.51%
Food Products - 0.18%
Dole Food Company, Inc. (I)(L)	34,000	340,000
Tobacco - 6.33%
Lorillard, Inc.	107,300	11,878,110

		12,218,110
Energy - 20.69%
Oil, Gas & Consumable Fuels - 20.69%
Alpha Natural Resources, Inc. (I)	180,800	3,198,352
Anadarko Petroleum Corp.	72,800	4,590,040
Apache Corp.	17,144	1,375,635
ConocoPhillips (L)	104,500	6,616,940
Consol Energy, Inc. (L)	159,000	5,394,870
Devon Energy Corp.	101,000	5,599,440

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	43,800	$1,934,208
Noble Energy, Inc.	72,500	5,133,000
Petroleo Brasileiro SA, ADR, Ordinary Shares	221,000	4,961,450

		38,803,935

		38,803,935
Financials - 12.57%
Capital Markets - 2.34%
Apollo Investment Corp.	184,000	1,383,680
Invesco, Ltd.	194,000	3,008,940

		4,392,620
Diversified Financial Services - 1.58%
JPMorgan Chase & Company	98,000	2,951,760
Insurance - 8.17%
ACE, Ltd.	125,200	7,587,120
AIA Group, Ltd.	490,000	1,393,107
Hartford Financial Services Group, Inc.	50,800	819,912
Loews Corp.	68,000	2,349,400
MetLife, Inc.	113,000	3,165,130

		15,314,669
Real Estate Investment Trusts - 0.48%
Weyerhaeuser Company (L)	58,300	906,565

		23,565,614
Health Care - 6.93%
Health Care Equipment & Supplies - 1.21%
Baxter International, Inc.	40,500	2,273,670
Health Care Providers & Services - 3.65%
AmerisourceBergen Corp. (L)	183,500	6,839,045
Pharmaceuticals - 2.07%
Pfizer, Inc.	148,000	2,616,640
Warner Chilcott PLC, Class A (I)	89,000	1,272,700

		3,889,340

		13,002,055
Industrials - 18.42%
Aerospace & Defense - 3.06%
AerCap Holdings NV (I)	219,000	2,172,480
Bombardier, Inc.	84,000	295,512
United Technologies Corp. (L)	46,500	3,271,740

		5,739,732
Airlines - 2.38%
Copa Holdings SA, Class A	72,863	4,464,316
Construction & Engineering - 0.76%
Aecom Technology Corp. (I)(L)	80,500	1,422,435
Industrial Conglomerates - 1.93%
Tyco International, Ltd. (L)	89,000	3,626,750
Machinery - 5.53%
AGCO Corp. (I)	86,000	2,973,020
Eaton Corp.	141,500	5,023,250
Stanley Black & Decker, Inc. (L)	48,500	2,381,350

		10,377,620
Road & Rail - 4.76%
Union Pacific Corp.	109,200	8,918,364

		34,549,217
Information Technology - 9.50%
Communications Equipment - 3.96%
Cisco Systems, Inc.	109,500	1,696,155

420

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Harris Corp. (L)	168,000	$5,740,560

		7,436,715
Electronic Equipment, Instruments & Components - 0.49%
Corning, Inc.	74,000	914,640
IT Services - 4.53%
International Business Machines Corp. (L)	48,500	8,488,955
Office Electronics - 0.52%
Xerox Corp.	139,000	968,830

		17,809,140
Materials - 12.21%
Chemicals - 6.60%
Celanese Corp., Series A	198,000	6,440,940
Lanxess AG	69,000	3,316,804
Methanex Corp.	59,100	1,231,644
PPG Industries, Inc.	19,500	1,377,870

		12,367,258
Metals & Mining - 5.61%
Cliffs Natural Resources, Inc.	36,500	1,867,705
Freeport-McMoRan Copper & Gold, Inc.	126,000	3,836,700
Grupo Mexico SAB de CV, Series B	690,000	1,631,906
Molycorp, Inc. (I)(L)	15,400	506,198
Southern Copper Corp. (L)	107,500	2,686,425

		10,528,934

		22,896,192
Telecommunication Services - 4.51%
Diversified Telecommunication Services - 0.60%
Windstream Corp. (L)	97,000	1,131,020
Wireless Telecommunication Services - 3.91%
America Movil SAB de CV,
Series L, ADR (L)	332,000	7,330,560

		8,461,580

TOTAL COMMON STOCKS (Cost $191,897,981)		$181,952,283

PREFERRED SECURITIES - 1.40%
Energy - 0.22%
Oil, Gas & Consumable Fuels - 0.22%
Apache Corp., Series D, 6.000% (L)	$8,162	$417,650
Financials - 1.05%
Diversified Financial Services - 1.05%
2009 Dole Food Automatic Common
Exchange Security Trust, 7.000% (I)(S)	102,000	1,022,906
Citigroup, Inc., 7.500%	12,000	955,560

		1,978,466

		1,978,466
Materials - 0.13%
Metals & Mining - 0.13%
Molycorp, Inc., 5.500%	3,400	234,940

TOTAL PREFERRED SECURITIES (Cost $3,418,789)		$2,631,056

CONVERTIBLE BONDS - 0.24%
Financials - 0.24%
Capital Markets - 0.24%
Apollo Investment Corp.
5.750%, 01/15/2016 (S)	$500,000	$440,000

TOTAL CONVERTIBLE BONDS (Cost $493,407)		$440,000

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 21.21%
John Hancock Collateral
Investment Trust, 0.2515% (W)(Y)	$3,976,271	$39,783,389

TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,782,090)		$39,783,389

SHORT-TERM INVESTMENTS - 1.21%
Repurchase Agreement - 1.21%
Repurchase Agreement with State Street Corp.
dated 09/30/2011 at 0.010% to be
repurchased at $2,261,002 on 10/03/2011,
collateralized by $2,310,000 Federal Home
Loan Mortgage Corporation, 0.2500% due
07/16/2012 (valued at $2,310,000,
including interest)	$2,261,000	$2,261,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,261,000)		$2,261,000

Total Investments (Value & Restructuring Trust)
(Cost $237,853,267) - 121.08%		$227,067,728
Other assets and liabilities, net - (21.08%)		(39,528,012)

TOTAL NET ASSETS - 100.00%		$187,539,716

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
INR	- Indian Rupee
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Kroner
PHP	- Philippine Peso
SEK	- Swedish Krona
SGD	- Singapore Dollar

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipts
IO	- Interest Only Security (Interest Tranche of Stripped Mortgage
Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Mortgage
Pool). Rate shown is the annualized yield on date of purchase.
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(B)	Security is linked to Republic of Argentina Gross Domestic
Product (GDP).

421

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited) (showing percentage of total net assets)

(E) All or portion of this security is pledged to meet the margin requirements for written options.

(F) All or portion of this security is held at a broker to meet the margin requirements for futures contracts.

(G) The Fund’s sub-adviser is shown parenthetically.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(J) These securities are issued under the Temporary Liquidity Guarantee Program and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12.

(L) All or a portion of the security is on loan as of September 30, 2011.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(O) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(P) Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.

(S) The securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.

(T) All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of September 30, 2011.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

422

Notes to Portfolio of Investments (Unaudited)
Nine Month Period Ended September 30, 2011

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, for All Cap Core Trust, American Asset Allocation Trust, American Blue Chip Income & Growth Trust, American Bond Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust, American New World Trust, Core Allocation Trust, Core Balanced Trust, Core Balanced Strategy Trust, Core Disciplined Diversification Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive Trust, Lifestyle Balanced Trust, Lifestyle Balanced PS Series, Lifestyle Conservative Trust, Lifestyle Conservative PS Series, Lifestyle Growth Trust, Lifestyle Growth PS Series, Lifestyle Moderate Trust, Lifestyle Moderate PS Series, Small Company Growth Trust, U.S. Equity Trust and Value Trust, all investments are categorized as Level 1 under the hierarchy described above.

For 500 Index Trust, 500 Index Trust B, All Cap Value Trust, Fundamental Large Cap Trust, Growth Equity Trust, Large Cap Trust, Mid Cap Index Trust, Real Estate Securities Trust and Small Cap Value Trust, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements and/or short term discount notes which are categorized as Level 2.

For Money Market Trust, Money Market Trust B, Strategic Allocation Trust and Ultra Short Term Bond Trust, all investments are categorized as Level 2 under the hierarchy described above.

The following is a summary of the values by input classification of the Portfolios’ investments as of September 30, 2011, by major security category or type:

	Total Market Value		Level 2 Significant	Level 3 Significant
	at 9-30-11	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs

Active Bond Trust
U.S. Government & Agency Obligations	$428,829,281	-	$428,829,281	-
Foreign Government Obligations	7,930,257	-	7,930,257	-
Corporate Bonds	494,209,367	-	492,696,624	$1,512,743
Capital Preferred Securities	14,304,375	-	14,304,375	-
Convertible Bonds	995,763	-	995,763	-
Term Loans	4,778,259	-	4,778,259	-
Municipal Bonds	8,580,040	-	8,580,040	-
Collateralized Mortgage Obligations	195,453,136	-	194,953,683	499,453
Asset Backed Securities	39,362,089	-	36,369,542	2,992,547

423

Common Stocks	60,519	-	9,617	50,902
Preferred Securities	5,739,884	$2,805,966	1,940,430	993,488
Securities Lending Collateral	10,932,938	10,932,938	-	-
Short-Term Investments	180,596,521	178,425,521	2,171,000	-
Total Investments in Securities	$1,391,772,429	$192,164,425	$1,193,558,871	$6,049,133
Sale Commitments Outstanding	($1,221,426)	-	($1,221,426)	-
Other Financial Instruments:
Futures	$703,777	$703,777	-	-

Alpha Opportunities Trust
Common Stocks
Consumer Discretionary	$122,123,681	$120,412,735	$1,710,946	-
Consumer Staples	77,360,067	67,167,999	10,192,068	-
Energy	62,158,954	49,576,834	10,043,246	$2,538,874
Financials	71,710,096	59,202,121	12,507,975	-
Health Care	90,865,535	88,786,758	2,078,777	-
Industrials	82,775,395	77,926,617	4,848,778	-
Information Technology	139,510,272	133,732,557	5,777,715	-
Materials	53,678,293	46,344,541	7,271,665	62,087
Telecommunication Services	4,422,249	4,422,249	-	-
Utilities	6,509,328	6,509,328	-	-
Preferred Securities
Consumer Staples	245,200	245,200	-	-
Securities Lending Collateral	55,482,413	55,482,413	-	-
Short-Term Investments	86,500,000	-	86,500,000	-
Total Investments in Securities	$853,341,483	$709,809,352	$140,931,170	$2,600,961

Balanced Trust
Common Stocks
Consumer Discretionary	$13,518,261	$11,330,735	$2,187,526	-
Consumer Staples	4,307,988	2,816,488	1,491,500	-
Energy	7,440,771	6,704,281	736,490	-
Financials	11,840,270	8,827,472	3,012,798	-
Health Care	6,884,725	5,749,393	1,135,332	-
Industrials	10,518,153	8,645,642	1,872,511	-
Information Technology	12,893,360	11,470,037	1,257,869	$165,454
Materials	4,074,004	3,006,024	1,067,980	-
Telecommunication Services	3,008,331	2,114,912	893,419	-
Utilities	3,428,686	2,928,017	500,669	-

424

Preferred Securities
Consumer Discretionary	294,389	150,844	143,545	-
U.S. Government & Agency Obligations	25,229,063	-	25,229,063	-
Foreign Government Obligations	662,184	-	662,184	-
Corporate Bonds	9,302,956	-	9,302,956	-
Municipal Bonds	328,101	-	328,101	-
Collateralized Mortgage Obligations	1,210,912	-	1,210,912	-
Asset Backed Securities	802,933	-	802,933	-
Investment Companies	20,266	20,266	-	-
Securities Lending Collateral	5,379,852	5,379,852	-	-
Short-Term Investments	1,393,991	1,393,991	-	-
Total Investments in Securities	$122,539,196	$70,537,954	$51,835,788	$165,454

Blue Chip Growth Trust
Common Stocks
Consumer Discretionary	$353,980,956	$353,980,956	-	-
Consumer Staples	10,592,080	10,592,080	-	-
Energy	106,157,283	106,157,283	-	-
Financials	124,579,862	124,377,458	$202,404	-
Health Care	140,083,584	140,083,584	-	-
Industrials	226,146,343	226,146,343	-	-
Information Technology	488,416,253	461,943,418	15,001,109	$11,471,726
Materials	63,916,828	63,916,828	-	-
Telecommunication Services	33,530,205	33,530,205	-	-
Securities Lending Collateral	36,759,437	36,759,437	-	-
Short-Term Investments	12,538,193	12,538,193	-	-
Total Investments in Securities	$1,596,701,024	$1,570,025,785	$15,203,513	$11,471,726

Bond Trust
U.S. Government & Agency Obligations	$2,293,059,139	-	$2,293,059,139	-
Foreign Government Obligations	8,269,010	-	8,269,010	-
Corporate Bonds	2,044,688,819	-	2,044,688,819	-
Municipal Bonds	9,310,408	-	9,310,408	-
Capital Preferred Securities	82,637,360	-	82,637,360	-
Collateralized Mortgage Obligations	462,283,359	-	460,997,299	$1,286,060
Asset Backed Securities	19,563,023	-	19,563,023	-
Securities Lending Collateral	79,494,232	$79,494,232	-	-
Short-Term Investments	31,535,000	-	31,535,000	-
Total Investments in Securities	$5,030,840,350	$79,494,232	$4,950,060,058	$1,286,060

425

Sale Commitments Outstanding	($9,200,010)	-	($9,200,010)	-
Other Financial Instruments:
Futures	$3,307,921	$3,307,921	-	-

Bond PS Series
U.S. Government & Agency Obligations	$33,976,698	-	$33,976,698	-
Corporate Bonds	19,829,681	-	19,829,681	-
Capital Preferred Securities	411,826	-	411,826	-
Collateralized Mortgage Obligations	1,047,848	-	1,029,188	$18,660
Asset Backed Securities	129,596	-	129,596	-
Municipal Bonds	27,557	-	27,557	-
Total Investments in Securities	$55,423,206	-	$55,404,546	$18,660
Sale Commitments Outstanding	($131,054)	-	($131,054)	-
Other Financial Instruments:
Futures	($5,546)	($5,546)	-	-

Capital Appreciation Trust
Common Stocks
Consumer Discretionary	$238,893,990	$224,809,622	$14,084,368	-
Consumer Staples	71,912,828	71,912,828	-	-
Energy	54,594,816	54,594,816	-	-
Financials	25,934,712	25,934,712	-	-
Health Care	129,956,025	129,956,025	-	-
Industrials	68,994,203	68,994,203	-	-
Information Technology	321,850,942	321,850,942	-	-
Materials	28,077,017	28,077,017	-	-
Telecommunication Services	14,371,811	14,371,811	-	-
Securities Lending Collateral	31,833,785	31,833,785	-	-
Short-Term Investments	12,983,559	12,983,559	-	-
Total Investments in Securities	$999,403,688	$985,319,320	$14,084,368	-

Capital Appreciation Value Trust
Common Stocks
Consumer Discretionary	$27,602,921	$27,602,921	-	-
Consumer Staples	20,761,786	20,761,786	-	-
Energy	24,642,356	24,642,356	-	-
Financials	31,266,911	28,855,799	$2,411,112	-
Health Care	26,368,509	26,368,509	-	-
Industrials	36,310,059	32,740,131	3,569,928	-

426

Information Technology	32,939,059	32,939,059	-	-
Materials	450,583	450,583	-	-
Telecommunication Services	8,170,975	8,170,975	-	-
Utilities	3,159,598	3,159,598	-	-
Preferred Securities
Consumer Discretionary	2,252,504	2,252,504	-	-
Consumer Staples	428,750	-	428,750	-
Financials	1,774,468	1,774,468	-	-
Utilities	712,509	712,509	-	-
Corporate Bonds	16,456,818	-	16,456,818	-
Convertible Bonds	7,068,620	-	7,068,620	-
Term Loans	31,249,504	-	31,249,504	-
Securities Lending Collateral	33,235,496	33,235,496	-	-
Short-Term Investments	29,689,086	26,846,086	2,843,000	-
Total Investments in Securities	$334,540,512	$270,512,780	$64,027,732	-
Other Financial Instruments:
Written Options	($515,244)	($515,244)	-	-

Core Allocation Plus Trust
Common Stocks
Consumer Discretionary	$16,220,601	$11,126,480	$5,094,121	-
Consumer Staples	10,199,109	9,636,750	562,359	-
Energy	9,845,064	9,072,942	772,122	-
Financials	14,662,116	10,929,505	3,732,611	-
Health Care	14,470,503	12,910,518	1,559,985	-
Industrials	12,237,372	9,168,655	3,068,717	-
Information Technology	22,537,678	20,412,607	2,125,071	-
Materials	5,270,379	2,889,356	2,381,023	-
Telecommunication Services	3,213,882	2,486,943	726,939	-
Utilities	4,385,959	4,124,446	261,513	-
Preferred Securities
Consumer Staples	153,250	153,250	-	-
U.S. Government & Agency Obligations	31,854,872	-	31,854,872	-
Foreign Government Obligations	965,301	-	965,301	-
Corporate Bonds	31,585,400	-	31,585,400	-
Capital Preferred Securities	146,538	-	146,538	-
Municipal Bonds	2,736,634	-	2,736,634	-
Collateralized Mortgage Obligations	2,370,814	-	2,370,814	-
Asset Backed Securities	629,903	-	629,903	-

427

Investment Companies	221,813	221,813	-	-
Securities Lending Collateral	20,549,625	20,549,625	-	-
Short-Term Investments	65,900,000	-	65,900,000	-
Total Investments in Securities	$270,156,813	$113,682,890	$156,473,923	-
Other Financial Instruments:
Futures	$100,531	$100,531	-	-
Forward Foreign Currency Contracts	($56,817)	-	($56,817)	-
Credit Default Swaps	($260,571)	-	($260,571)	-

Core Bond Trust
U.S. Government & Agency Obligations	$1,136,645,907	-	$1,136,645,907	-
Foreign Government Obligations	23,346,402	-	23,346,402	-
Corporate Bonds	300,641,333	-	300,641,333	-
Municipal Bonds	20,060,341	-	20,060,341	-
Capital Preferred Securities	1,981,487	-	1,981,487	-
Collateralized Mortgage Obligations	282,660,515	-	282,660,515	-
Asset Backed Securities	121,697,763	-	118,795,783	$2,901,980
Securities Lending Collateral	63,694,283	$63,694,283	-	-
Short-Term Investments	51,698,150	51,698,150	-	-
Total Investments in Securities	$2,002,426,181	$115,392,433	$1,884,131,768	$2,901,980
Sale Commitments Outstanding	($25,055,040)	-	($25,055,040)	-

Disciplined Diversification Trust
Common Stocks
Australia	$4,961,291	$530,795	$4,423,077	$7,419
Austria	304,051	-	304,051	-
Bahamas	8,154	8,154	-	-
Belgium	679,314	40,908	638,406	-
Bermuda	969,277	845,196	124,081	-
Brazil	2,600,720	2,600,720	-	-
Canada	7,411,249	7,411,249	-	-
Cayman Islands	203,088	203,088	-	-
Chile	453,593	453,593	-	-
China	2,104,831	407,015	1,697,816	-
Colombia	59,277	59,277	-	-
Curacao	10,353	10,353	-	-
Cyprus	29,780	12,399	17,381	-
Czech Republic	66,512	-	66,512	-
Denmark	574,566	159,649	414,917	-

428

Egypt	16,020	16,020	-	-
Finland	784,561	45,280	739,281	-
France	4,627,431	379,287	4,248,144	-
Germany	4,284,047	704,672	3,579,375	-
Gibraltar	14,936	-	14,936	-
Greece	158,711	19,356	139,355	-
Guernsey, C.I.	78,648	78,648	-	-
Hong Kong	2,755,068	358,538	2,390,682	5,848
Hungary	116,787	14,417	102,370	-
India	1,978,749	262,354	1,713,676	2,719
Indonesia	717,971	40,118	677,853	-
Ireland	1,122,191	900,861	221,330	-
Israel	402,580	213,642	188,938	-
Italy	1,431,470	220,852	1,210,618	-
Japan	14,926,960	934,558	13,967,846	24,556
Jersey, C.I.	96,266	66,398	29,868	-
Liechtenstein	2,439	-	2,439	-
Luxembourg	236,011	74,637	161,374	-
Macau	33,111	-	33,111	-
Malaysia	850,541	-	850,541	-
Mexico	1,048,794	1,012,868	35,926	-
Netherlands	2,888,478	1,429,256	1,459,203	19
New Zealand	200,593	-	200,593	-
Norway	537,430	103,440	433,990	-
Papua New Guinea	35,630	-	35,630	-
Peru	68,947	60,735	8,212	-
Philippines	238,795	9,906	228,889	-
Poland	327,526	-	327,526	-
Portugal	202,536	-	202,536	-
Puerto Rico	30,674	30,674	-	-
Russia	746,155	161,416	584,739	-
Singapore	1,151,730	-	1,151,730	-
South Africa	1,672,090	306,873	1,365,217	-
South Korea	3,290,432	329,806	2,960,626	-
Spain	1,868,859	569,232	1,299,627	-
Sweden	1,969,474	91,775	1,877,699	-
Switzerland	5,185,998	1,085,661	4,100,337	-
Taiwan	2,607,368	87,122	2,510,399	9,847
Thailand	464,122	-	464,122	-

429

Turkey	388,694	19,176	369,518	-
Ukraine	4,773	-	4,773	-
United Arab Emirates	34,910	-	34,910	-
United Kingdom	11,927,916	5,347,112	6,580,804	-
United States	122,290,263	122,255,401	34,861	1
Virgin Islands	20,864	20,864	-	-
Preferred Securities
Brazil	441,146	441,146	-	-
Chile	16,781	16,781	-	-
Germany	49,306	-	49,306	-
U.S. Government & Agency Obligations	101,888,885	-	101,888,885	-
Warrants	17	17	-	-
Rights	7,357	5,736	1,621	-
Securities Lending Collateral	8,960,245	8,960,245	-	-
Short-Term Investments	2,439,207	2,439,207	-	-
Total Investments in Securities	$328,076,549	$161,856,483	$166,169,657	$50,409

Emerging Markets Value Trust
Common Stocks
Brazil	$91,252,558	$91,252,558	-	-
Chile	16,636,519	16,636,519	-	-
China	71,644,387	14,925,476	$56,499,184	$219,727
Czech Republic	2,934,107	-	2,934,107	-
Hong Kong	44,230,504	4,374,739	39,327,468	528,297
Hungary	450,719	-	450,719	-
India	77,869,196	23,140,477	54,668,925	59,794
Indonesia	22,899,522	-	22,751,000	148,522
Israel	233,563	-	2	233,561
Malaysia	34,595,324	-	34,595,324	-
Mexico	42,920,174	42,920,174	-	-
Philippines	6,189,789	-	6,189,789	-
Poland	14,530,416	-	14,530,416	-
Russia	43,518,115	9,124,883	34,393,232	-
South Africa	76,381,922	19,990,439	56,391,483	-
South Korea	122,512,669	31,486,681	91,023,918	2,070
Taiwan	103,105,006	3,581,662	99,519,093	4,251
Thailand	17,308,260	-	17,308,260	-
Turkey	18,103,828	-	18,103,828	-
Preferred Securities

430

Brazil	19,509,957	19,509,957	-	-
India	19,664	-	19,664	-
Malaysia	100,490	-	100,490	-
Rights	102,441	19	102,422	-
Warrants	16,346	16,335	11	-
Securities Lending Collateral	63,168,651	63,168,651	-	-
Short-Term Investments	32,782,556	32,782,556	-	-
Total Investments in Securities	$923,016,683	$372,911,126	$548,909,335	$1,196,222

Equity-Income Trust
Common Stocks
Consumer Discretionary	$246,464,920	$241,524,891	$4,940,029	-
Consumer Staples	145,290,634	145,290,634	-	-
Energy	231,598,393	231,598,393	-	-
Financials	327,352,311	327,352,311	-	-
Health Care	113,684,264	113,684,264	-	-
Industrials	212,414,385	212,414,385	-	-
Information Technology	130,039,691	130,039,691	-	-
Materials	96,933,783	96,933,783	-	-
Telecommunication Services	82,125,058	66,752,836	15,372,222	-
Utilities	166,918,222	166,918,222	-	-
Preferred Securities
Consumer Discretionary	11,030,906	11,030,906	-	-
Securities Lending Collateral	118,553,040	118,553,040	-	-
Short-Term Investments	68,609,727	68,609,727	-	-
Total Investments in Securities	$1,951,015,334	$1,930,703,083	$20,312,251	-

Financial Services Trust
Common Stocks
Consumer Discretionary	$2,137,663	$2,137,663	-	-
Consumer Staples	3,049,064	3,049,064	-	-
Energy	3,995,940	3,995,940	-	-
Financials	109,245,699	78,394,455	$15,949,872	$14,901,372
Industrials	6,276,570	6,276,570	-	-
Information Technology	5,255,106	5,255,106	-	-
Materials	417,584	-	-	417,584
Securities Lending Collateral	12,955,466	12,955,466	-	-
Short-Term Investments	1,510,994	-	1,510,994	-
Total Investments in Securities	$144,844,086	$112,064,264	$17,460,866	$15,318,956

431

Fundamental All Cap Core Trust
Common Stocks
Consumer Discretionary	$241,289,474	$241,289,474	-	-
Consumer Staples	39,010,656	23,920,153	$15,090,503	-
Energy	90,185,395	90,185,395	-	-
Financials	174,980,457	174,980,457	-	-
Health Care	123,858,808	123,858,808	-	-
Industrials	100,946,839	100,946,839	-	-
Information Technology	296,734,684	296,734,684	-	-
Materials	20,407,515	20,407,515	-	-
Short-Term Investments	10,750,000	-	10,750,000	-
Total Investments in Securities	$1,098,163,828	$1,072,323,325	$25,840,503	-

Fundamental Value Trust
Common Stocks
Consumer Discretionary	$93,337,558	$87,414,231	$5,923,327	-
Consumer Staples	247,078,447	228,535,412	18,543,035	-
Energy	163,039,476	157,350,900	5,688,576	-
Financials	429,550,671	389,958,345	39,592,326	-
Health Care	174,667,915	158,032,747	16,635,168	-
Industrials	79,781,958	49,509,875	30,272,083	-
Information Technology	98,008,039	98,008,039	-	-
Materials	77,425,866	60,671,048	16,033,583	$721,235
Telecommunication Services	2,746,754	2,746,754	-	-
Preferred Securities
Materials	359,670	359,670	-	-
Convertible Bonds
Materials	843,466	-	843,466	-
Securities Lending Collateral	69,234,116	69,234,116	-	-
Short-Term Investments	71,183,139	-	71,183,139	-
Total Investments in Securities	$1,507,257,075	$1,301,821,137	$204,714,703	$721,235

Global Trust
Common Stocks
Austria	$2,952,617	-	$2,952,617	-
Bermuda	3,845,864	$3,845,864	-	-
Brazil	4,385,780	4,385,780	-	-
China	3,282,646	3,282,646	-	-

432

Denmark	2,394,978	-	2,394,978	-
France	47,475,818	-	47,475,818	-
Germany	27,834,822	-	27,834,822	-
Hong Kong	6,047,085	-	6,047,085	-
India	2,888,010	2,888,010	-	-
Ireland	10,132,624	3,725,883	6,406,741	-
Italy	13,057,221	-	13,057,221	-
Japan	25,753,480	-	25,753,480	-
Netherlands	35,179,253	-	35,179,253	-
Norway	3,728,085	-	3,728,085	-
Russia	4,506,454	4,506,454	-	-
Singapore	17,330,350	3,503,887	13,826,463	-
South Korea	14,584,448	4,616,146	9,968,302	-
Spain	4,136,017	-	4,136,017	-
Sweden	4,091,868	-	4,091,868	-
Switzerland	45,284,515	12,549,804	32,734,711	-
Taiwan	5,986,962	-	5,986,962	-
Turkey	4,311,780	4,311,780	-	-
United Kingdom	56,034,817	-	56,034,817	-
United States	180,650,606	180,650,606	-	-
Venezuela	5,938,408	-	5,938,408	-
Securities Lending Collateral	36,333,466	36,333,466	-	-
Short-Term Investments	9,000,000	-	9,000,000	-
Total Investments in Securities	$577,147,974	$264,600,326	$312,547,648	-

Global Bond Trust
U.S. Government & Agency Obligations	$179,716,344	-	$179,716,344	-
Foreign Government Obligations	242,490,548	-	242,490,548	-
Corporate Bonds	448,008,303	-	447,228,694	$779,609
Municipal Bonds	32,688,391	-	32,688,391	-
Capital Preferred Securities	2,717,037	-	2,717,037	-
Collateralized Mortgage Obligations	134,056,135	-	134,056,135	-
Asset Backed Securities	30,605,772	-	29,483,617	1,122,155
Term Loans	5,895,277	-	5,895,277	-
Preferred Securities	2,168,503	$203,840	-	1,964,663
Short-Term Investments	57,899,667	-	57,899,667	-
Total Investments in Securities	$1,136,245,977	$203,840	$1,132,175,710	$3,866,427
Other Financial Instruments:
Futures	$962,771	$962,771	-	-

433

Forward Foreign Currency Contracts	$6,214,337	-	$6,214,337	-
Written Options	($565,694)	($19,375)	($355,354)	($190,965)
Interest Rate Swaps	($637,053)	-	($624,525)	($12,528)
Credit Default Swaps	($2,615,015)	-	($2,615,015)	-

Health Sciences Trust
Common Stocks
Consumer Staples	$975,412	$975,412	-	-
Health Care	139,498,693	129,197,594	$10,301,099	-
Industrials	283,932	283,932	-	-
Information Technology	2,019,653	2,019,653	-	-
Materials	1,086,724	1,086,724	-	-
Preferred Securities
Health Care	113,098	-	-	$113,098
Convertible Bonds
Health Care	98,198	-	98,198	-
Warrants	32,891	-	32,891	-
Options Purchased	35,443	35,443
Short-Term Investments	1,174,951	1,174,951	-	-
Total Investments in Securities	$145,318,995	$134,773,709	$10,432,188	$113,098
Other Financial Instruments:
Written Options	($4,652,159)	($4,652,159)	-	-

Heritage Trust
Common Stocks
Consumer Discretionary	$22,307,075	$22,307,075	-	-
Consumer Staples	10,822,606	10,822,606	-	-
Energy	9,874,215	9,874,215	-	-
Financials	3,551,740	3,551,740	-	-
Health Care	19,405,745	18,406,855	$998,890	-
Industrials	17,217,291	17,217,291	-	-
Information Technology	23,692,350	22,915,196	777,154	-
Materials	5,681,291	5,681,291	-	-
Telecommunication Services	2,196,889	2,196,889	-	-
Utilities	1,041,752	1,041,752	-	-
Securities Lending Collateral	15,723,109	15,723,109	-	-
Short-Term Investments	3,854,780	3,854,780	-	-
Total Investments in Securities	$135,368,843	$133,592,799	$1,776,044	-
Other Financial Instruments:

434

Forward Foreign Currency Contracts	$13,791	-	$13,791	-

High Yield Trust
Foreign Government Obligations	$7,455,216	-	$7,360,931	$94,285
Corporate Bonds	156,554,736	-	155,004,384	1,550,352
Capital Preferred Securities	3,237,111	-	3,237,111	-
Convertible Bonds	3,602,838	-	3,602,838	-
Term Loans	6,792,703	-	6,782,806	9,897
Common Stocks	10,284,604	$6,302,388	33,750	3,948,466
Preferred Securities	10,054,397	7,685,604	2,330,813	37,980
Warrants	818,991	327,430	159,741	331,820
Securities Lending Collateral	1,810,523	1,810,523	-	-
Short-Term Investments	146,952	-	146,952	-
Total Investments in Securities	$200,758,071	$16,125,945	$178,659,326	$5,972,800
Other Financial Instruments:
Futures	$661,186	$661,186	-	-
Forward Foreign Currency Contracts	$170,140	-	$170,140	-

Income Trust
Corporate Bonds	$169,954,513	-	$166,869,436	$3,085,077
Capital Preferred Securities	5,673,600	-	5,673,600	-
Convertible Bonds	2,875,206	-	2,875,206	-
Structured Notes	1,864,220	-	1,864,220	-
Municipal Bonds	1,295,678	-	1,295,678	-
Term Loans	22,038,190	-	22,038,190	-
Collateralized Mortgage Obligations	1,721,978	-	1,721,978	-
Common Stocks	148,274,588	$129,306,342	18,968,246	-
Preferred Securities	23,784,314	16,749,116	7,035,198	-
Warrants	413,017	413,017	-	-
Securities Lending Collateral	16,407,596	16,407,596	-	-
Short-Term Investments	13,440,000	-	13,440,000	-
Total Investments in Securities	$407,742,900	$162,876,071	$241,781,752	$3,085,077

International Core Trust
Common Stocks
Australia	$26,939,346	-	$26,939,346	-
Austria	3,727,807	-	3,727,807	-
Belgium	3,627,501	-	3,627,501	-
Bermuda	173,112	-	173,112	-

435

Canada	15,427,293	$15,427,293	-	-
Denmark	4,771,871	-	4,771,871	-
Finland	3,390,647	-	3,390,647	-
France	65,330,725	-	65,330,725	-
Germany	43,230,121	-	43,230,121	-
Greece	1,986,607	-	1,986,607	-
Hong Kong	9,924,353	-	9,924,353	-
Ireland	6,853,372	-	6,853,372	-
Israel	1,525,191	-	1,525,191	-
Italy	32,790,862	-	32,790,862	-
Japan	152,781,304	-	152,431,548	$349,756
Jersey, C.I.	377,703	-	377,703	-
Netherlands	22,662,325	-	22,662,325	-
New Zealand	3,430,052	-	3,430,052	-
Norway	552,091	-	552,091	-
Portugal	766,947	-	766,947	-
Singapore	9,798,581	-	9,798,581	-
Spain	24,905,284	-	24,905,284	-
Sweden	6,396,406	-	6,396,406	-
Switzerland	24,040,784	-	24,040,784	-
United Kingdom	103,803,770	-	103,803,770	-
United States	213,512	-	213,512	-
Venezuela	738,766	-	738,766	-
Preferred Securities
Germany	5,813,666	-	5,813,666	-
Rights	14,901	14,901	-	-
Securities Lending Collateral	17,332,377	17,332,377	-	-
Short-Term Investments	26,015,664	26,015,664	-	-
Total Investments in Securities	$619,342,941	$58,790,235	$560,202,950	$349,756
Other Financial Instruments:
Forward Foreign Currency Contracts	($1,399,749)	-	($1,399,749)	-

International Equity Index Trust A
Common Stocks
Australia	$14,872,213	-	$14,872,213	-
Austria	464,449	-	464,449	-
Belgium	1,753,993	-	1,753,993	-
Bermuda	204,570	-	204,570	-

436

Brazil	3,799,715	$3,799,715	-	-
Canada	21,583,365	21,583,365	-	-
Chile	890,338	890,338	-	-
China	7,608,385	-	7,608,385	-
Colombia	544,743	544,743	-	-
Cyprus	22,323	-	22,323	-
Czech Republic	231,692	-	231,692	-
Denmark	1,933,100	-	1,933,100	-
Egypt	162,761	-	162,761	-
Finland	1,737,751	-	1,737,751	-
France	15,342,570	-	15,342,570	-
Germany	12,469,999	-	12,469,999	-
Greece	262,657	-	262,657	-
Hong Kong	7,235,357	-	7,223,398	$11,959
Hungary	180,093	-	180,093	-
India	4,056,202	3,715,066	341,136	-
Indonesia	1,880,705	-	1,880,705	-
Ireland	1,258,365	30,977	1,227,388	-
Israel	1,236,789	-	1,236,789	-
Italy	4,058,720	-	4,058,720	-
Japan	39,500,483	-	39,457,215	43,268
Jersey, C.I.	183,742	-	183,742	-
Luxembourg	697,300	-	697,300	-
Macau	165,924	-	165,924	-
Malaysia	2,010,950	-	2,010,950	-
Mexico	2,896,967	2,826,862	70,105	-
Netherlands	8,722,150	-	8,722,150	-
New Zealand	293,444	-	293,444	-
Norway	1,489,320	-	1,489,320	-
Peru	418,878	418,878	-	-
Philippines	393,104	-	393,104	-
Poland	779,316	-	779,316	-
Portugal	444,559	-	444,559	-
Russia	3,970,484	3,102,248	868,236	-
Singapore	3,083,549	-	3,083,549	-
South Africa	4,985,452	-	4,985,452	-
South Korea	8,804,556	38,690	8,765,866	-

437

Spain	6,129,048	-	6,129,048	-
Sweden	4,374,661	-	4,374,661	-
Switzerland	16,558,058	-	16,558,058	-
Taiwan	5,704,352	-	5,632,363	71,989
Thailand	1,236,113	-	1,236,113	-
Turkey	1,023,181	-	1,023,181	-
Ukraine	15,071	-	15,071	-
United Kingdom	34,405,984	-	34,405,984	-
United States	346,490	73,148	273,342	-
Preferred Securities
Brazil	4,917,030	4,917,030	-	-
Germany	757,402	-	757,402	-
South Korea	283,421	-	283,421	-
Rights	17,947	13,592	4,355	-
Warrants	2,485	2,485	-	-
Securities Lending Collateral	8,855,347	8,855,347	-	-
Short-Term Investments	3,458,181	3,458,181	-	-
Total Investments in Securities	$270,715,804	$54,270,665	$216,317,923	$127,216
Other Financial Instruments:
Futures	$223,145	$223,145	-	-
Forward Foreign Currency Contracts	($334,267)	-	($334,267)	-

International Equity Index Trust B
Common Stocks
Australia	$14,648,694	-	$14,648,694	-
Austria	445,629	-	445,629	-
Belgium	1,716,496	-	1,716,496	-
Bermuda	173,082	-	173,082	-
Brazil	4,101,155	$4,101,155	-	-
Canada	20,866,839	20,866,839	-	-
Chile	1,018,323	750,835	267,488	-
China	7,479,348	-	7,479,348	-
Colombia	525,440	525,440	-	-
Cyprus	25,480	-	25,480	-
Czech Republic	251,213	-	251,213	-
Denmark	1,848,673	-	1,848,673	-
Egypt	209,627	-	209,627	-

438

Finland	1,614,870	-	1,614,870	-
France	15,142,544	-	15,142,544	-
Germany	12,705,732	-	12,705,732	-
Greece	238,077	-	238,077	-
Hong Kong	7,271,968	-	7,257,318	$14,650
Hungary	168,266	-	168,266	-
India	4,150,228	3,954,516	195,712	-
Indonesia	1,775,797	6,491	1,769,306	-
Ireland	1,319,907	44,702	1,275,205	-
Israel	1,220,418	-	1,220,418	-
Italy	3,943,409	-	3,943,409	-
Japan	39,515,767	-	39,460,811	54,956
Jersey, C.I.	174,010	-	174,010	-
Luxembourg	730,540	-	730,540	-
Macau	167,484	-	167,484	-
Malaysia	2,010,817	-	2,010,817	-
Mauritius	26,769	-	26,769	-
Mexico	2,748,305	2,662,968	85,337	-
Netherlands	8,368,558	-	8,368,558	-
New Zealand	208,941	-	208,941	-
Norway	1,340,618	-	1,340,618	-
Peru	546,720	546,720	-	-
Philippines	403,537	-	403,537	-
Poland	788,009	-	788,009	-
Portugal	395,143	-	395,143	-
Russia	3,461,039	3,094,770	366,269	-
Singapore	3,045,354	-	3,045,354	-
South Africa	4,612,938	-	4,612,938	-
South Korea	8,651,234	203,192	8,448,042	-
Spain	6,224,759	-	6,224,759	-
Sweden	4,740,307	-	4,740,307	-
Switzerland	16,187,718	-	16,187,718	-
Taiwan	5,970,557	-	5,882,320	88,237
Thailand	1,226,164	-	1,226,164	-
Turkey	846,286	-	846,286	-
Ukraine	15,016	-	15,016	-
United Kingdom	34,048,152	-	34,048,152	-

439

United States	314,129	76,205	237,924	-
Preferred Securities
Brazil	4,897,724	4,897,724	-	-
Germany	788,558	-	788,558	-
Malaysia	648	-	648	-
South Korea	242,048	-	242,048	-
Rights	17,726	14,874	2,852	-
Warrants	2,473	2,473	-	-
Securities Lending Collateral	11,133,938	11,133,938	-	-
Short-Term Investments	2,876,403	2,876,403	-	-
Total Investments in Securities	$269,589,604	$55,759,245	$213,672,516	$157,843
Other Financial Instruments:
Futures	$81,933	$81,933	-	-
Forward Foreign Currency Contracts	($294,143)	-	($294,143)	-

International Growth Stock Trust
Common Stocks
Australia	$11,287,349	-	$11,287,349	-
Belgium	3,624,356	-	3,624,356	-
Brazil	4,486,497	$4,486,497	-	-
Canada	10,840,985	10,840,985	-	-
China	2,826,274	-	2,826,274	-
Denmark	2,802,525	-	2,802,525	-
France	14,304,879	-	14,304,879	-
Germany	10,744,888	-	10,744,888	-
Hong Kong	3,428,566	-	3,428,566	-
India	1,844,444	1,844,444	-	-
Ireland	3,686,092	-	3,686,092	-
Israel	3,059,335	3,059,335	-	-
Japan	20,847,364	-	20,847,364	-
Mexico	6,621,643	6,621,643	-	-
Netherlands	8,391,406	638,653	7,752,753	-
Russia	1,755,184	-	1,755,184	-
Singapore	4,697,292	-	4,697,292	-
South Korea	5,992,287	-	5,992,287	-
Sweden	6,505,617	-	6,505,617	-
Switzerland	17,757,327	-	17,757,327	-

440

Taiwan	2,628,282	-	2,628,282	-
Turkey	1,681,783	-	1,681,783	-
United Kingdom	31,753,979	-	31,753,979	-
Preferred Securities
Germany	1,461,252	-	1,461,252	-
Short-Term Investments	18,090,521	18,090,521	-	-
Total Investments in Securities	$201,120,127	$45,582,078	$155,538,049	-

International Index Trust
Common Stocks
Australia	$146,023,089	-	$146,023,089	-
Austria	4,510,806	-	4,510,806	-
Belgium	16,762,710	-	16,762,710	-
Bermuda	1,754,087	-	1,754,087	-
China	447,916	-	447,916	-
Cyprus	249,762	-	249,762	-
Denmark	17,654,578	-	17,654,578	-
Finland	15,650,126	-	15,650,126	-
France	152,402,398	-	152,402,398	-
Germany	127,582,481	-	127,582,481	-
Greece	2,321,665	-	2,321,665	-
Hong Kong	45,886,611	-	45,886,611	-
Ireland	12,664,438	$309,567	12,354,871	-
Israel	11,613,411	-	11,613,411	-
Italy	39,715,727	-	39,715,727
Japan	403,209,968	-	402,645,181	$564,787
Jersey, C.I.	1,708,957	-	1,708,957	-
Luxembourg	6,654,883	-	6,654,883	-
Macau	1,724,396	-	1,724,396	-
Mauritius	238,557	-	238,557	-
Mexico	833,362	-	833,362	-
Netherlands	83,042,186	-	83,042,186	-
New Zealand	2,316,582	-	2,316,582	-
Norway	12,772,862	-	12,772,862	-
Portugal	4,156,343	-	4,156,343	-
Singapore	29,046,228	-	29,046,228	-
Spain	60,949,215	-	60,949,215	-

441

Sweden	48,715,495	-	48,715,495	-
Switzerland	157,177,405	-	157,177,405	-
United Kingdom	336,677,830	-	336,677,830	-
United States	3,286,097	880,612	2,405,485	-
Preferred Securities
Germany	7,901,401	-	7,901,401	-
United States	76,994,726	76,994,726	-	-
Rights	134,688	134,688	-	-
Securities Lending Collateral	25,931,699	25,931,699	-	-
Short-Term Investments	22,390,999	-	22,390,999	-
Total Investments in Securities	$1,881,103,684	$104,251,292	$1,776,287,605	$564,787
Other Financial Instruments:
Futures	($794,161)	($794,161)	-	-

International Opportunities Trust
Common Stocks
Argentina	$8,659,675	$8,659,675	-	-
Belgium	9,652,398	-	$9,652,398	-
Brazil	18,023,843	18,023,843	-	-
Canada	27,229,293	27,229,293	-	-
China	16,084,606	12,404,803	3,679,803	-
Denmark	10,553,245	-	10,553,245	-
France	19,406,777	-	19,406,777	-
Germany	24,085,858	-	24,085,858	-
Hong Kong	27,725,687	-	27,725,687	-
India	4,718,899	4,718,899	-	-
Ireland	20,243,953	6,517,306	13,726,647	-
Italy	1,266,443	-	1,266,443	-
Japan	40,135,602	-	40,135,602	-
Luxembourg	9,890,576	9,890,576	-	-
Mexico	3,974,412	3,974,412	-	-
Netherlands	21,112,456	9,265,096	11,847,360	-
Singapore	5,521,204	-	5,521,204	-
Spain	7,628,779	-	7,628,779	-
Sweden	3,629,701	-	3,629,701	-
Switzerland	39,817,013	-	39,817,013	-
Taiwan	11,133,906	11,133,906	-	-

442

United Kingdom	40,362,921	-	40,362,921	-
United States	5,725,805	5,725,805	-	-
Short-Term Investments	17,007,669	17,007,669	-	-
Total Investments in Securities	$393,590,721	$134,551,283	$259,039,438	-
Other Financial Instruments:
Forward Foreign Currency Contracts	($1,291,969)	-	($1,291,969)	-

International Small Company Trust
Common Stocks
Australia	$7,760,581	$245,468	$7,473,265	$41,848
Austria	761,697	-	761,697	-
Belgium	1,269,022	-	1,269,022	-
Bermuda	498,747	-	498,747	-
Canada	9,863,319	9,838,015	25,283	21
Channel Islands	35,247	-	35,247	-
China	54,268	-	54,268	-
Cyprus	60,512	-	60,512	-
Denmark	878,473	-	878,473	-
Finland	2,208,736	-	2,208,736	-
France	3,341,533	-	3,341,533	-
Germany	4,705,832	-	4,705,832	-
Gibraltar	141,369	-	141,369	-
Greece	684,572	-	684,572	-
Hong Kong	2,116,941	-	2,057,946	58,995
Ireland	1,271,114	-	1,271,114	-
Isle Of Man	17,414	-	17,414	-
Israel	545,338	-	545,338	-
Italy	2,526,709	-	2,526,709	-
Japan	27,373,141	-	27,343,063	30,078
Jersey, C.I.	1,800	-	1,800	-
Liechtenstein	127,509	-	127,509	-
Luxembourg	88,239	-	88,239	-
Netherlands	1,765,749	-	1,765,749	-
New Zealand	776,488	-	776,488	-
Norway	856,136	-	856,136	-
Papua New Guinea	12,056	-	12,056	-
Peru	53,965	-	53,965	-

443

Portugal	344,722	-	344,722	-
Russia	4,725	-	4,725	-
Singapore	1,183,777	-	1,183,777	-
South Africa	60,559	60,559	-	-
Spain	1,966,204	-	1,966,204	-
Sweden	2,475,114	-	2,475,114	-
Switzerland	4,537,961	-	4,537,961	-
United Arab Emirates	135,702	-	135,702	-
United Kingdom	17,533,165	-	17,533,165	-
United States	291,642	201,934	89,708	-
Convertible Bonds
Spain	6,797	-	6,797	-
Rights	21	-	21	-
Warrants	2,854	2,854	-	-
Securities Lending Collateral	2,467,477	2,467,477	-	-
Short-Term Investments	4,028,319	4,028,319	-	-
Total Investments in Securities	$104,835,546	$16,844,626	$87,859,978	$130,942

International Value Trust
Common Stocks
Australia	$7,065,628	-	$7,065,628	-
Austria	7,414,380	-	7,414,380	-
Bermuda	4,024,267	$4,024,267	-	-
Brazil	6,667,080	6,667,080	-	-
Canada	7,687,439	7,687,439	-	-
China	8,581,754	-	8,581,754	-
Denmark	17,608,849	-	17,608,849	-
France	112,898,879	-	112,898,879	-
Germany	65,452,520	-	65,452,520	-
Hong Kong	10,014,197	-	10,014,197	-
India	9,988,593	-	9,988,593	-
Ireland	7,087,279	633,064	6,454,215	-
Italy	13,876,978	-	13,876,978	-
Japan	74,129,247	-	74,129,247	-
Netherlands	91,472,755	-	91,472,755	-
Norway	43,302,484	-	43,302,484	-
Russia	11,595,204	11,551,203	44,001	-

444

Singapore	28,487,312	12,489,423	15,997,889	-
South Korea	57,869,880	16,779,770	41,090,110	-
Spain	17,424,721	-	17,424,721	-
Sweden	7,130,678	-	7,130,678	-
Switzerland	89,214,207	5,705,347	83,508,860	-
Taiwan	45,315,732	-	45,315,732	-
United Kingdom	143,835,429	-	143,835,429	-
Venezuela	18,415,329	-	18,415,329	-
Securities Lending Collateral	12,113,741	12,113,741	-	-
Short-Term Investments	29,000,000	-	29,000,000	-
Total Investments in Securities	$947,674,562	$77,651,334	$870,023,228	-

Investment Quality Bond Trust
U.S. Government & Agency Obligations	$158,987,670	-	$158,987,670	-
Foreign Government Obligations	5,971,528	-	5,971,528	-
Corporate Bonds	174,843,820	-	174,843,820	-
Capital Preferred Securities	1,852,012	-	1,852,012	-
Convertible Bonds	66,563	-	66,563	-
Municipal Bonds	19,724,950	-	19,724,950	-
Collateralized Mortgage Obligations	12,095,246	-	12,095,246	-
Asset Backed Securities	8,791,361	-	8,791,361	-
Short-Term Investments	104,400,000	-	104,400,000	-
Total Investments in Securities	$486,733,150	-	$486,733,150	-
Other Financial Instruments:
Futures	$214,334	$214,334	-	-
Forward Foreign Currency Contracts	$201,447	-	$201,447	-
Interest Rate Swaps	($1,690,003)	-	($1,690,003)	-
Credit Default Swaps	($1,343,069)	-	($1,343,069)	-

Mid Cap Stock Trust
Common Stocks
Consumer Discretionary	$152,189,098	$142,406,630	$9,782,468	-
Consumer Staples	30,304,565	30,304,565	-	-
Energy	56,412,852	44,926,585	3,833,789	$7,652,478
Financials	6,028,168	669,338	5,358,830	-
Health Care	123,128,875	123,128,875	-	-
Industrials	60,806,993	60,806,993	-	-
Information Technology	203,314,437	199,969,446	3,344,991	-

445

Materials	19,723,207	19,723,207	-	-
Securities Lending Collateral	124,432,589	124,432,589	-	-
Short-Term Investments	38,500,000	-	38,500,000	-
Total Investments in Securities	$814,840,784	$746,368,228	$60,820,078	$7,652,478

Mid Cap Value Equity Trust
Common Stocks
Consumer Discretionary	$15,073,055	$15,073,055	-	-
Consumer Staples	7,640,687	7,640,687	-	-
Energy	11,344,287	11,344,287	-	-
Financials	19,646,809	19,646,809	-	-
Health Care	13,630,569	13,630,569	-	-
Industrials	17,568,930	17,568,930	-	-
Information Technology	7,844,461	7,844,461	-	-
Materials	7,704,874	7,704,874	-	-
Telecommunication Services	3,048,637	3,048,637	-	-
Utilities	9,162,099	9,162,099	-	-
Convertible Bonds
Materials	108,636	-	$108,636	-
Securities Lending Collateral	19,942,563	19,942,563	-	-
Short-Term Investments	5,400,000	-	5,400,000	-
Total Investments in Securities	$138,115,607	$132,606,971	$5,508,636	-

Mid Value Trust
Common Stocks
Consumer Discretionary	$111,060,094	$108,082,172	$2,977,922	-
Consumer Staples	51,082,446	51,082,446	-	-
Energy	47,394,043	47,394,043	-	-
Financials	147,724,682	147,724,682	-	-
Health Care	41,689,958	41,689,958	-	-
Industrials	58,234,464	58,234,464	-	-
Information Technology	45,962,070	45,962,070	-	-
Materials	36,377,485	36,377,485	-	-
Telecommunication Services	7,557,667	7,557,667	-	-
Utilities	70,107,120	70,107,120	-	-
Preferred Securities
Financials	891,750	-	891,750	-
Utilities	831,000	831,000	-	-
Convertible Bonds

446

Financials	1,433,360	-	1,433,360	-
Industrials	2,550,360	-	2,550,360	-
Telecommunication Services	4,899,570	-	4,899,570	-
Securities Lending Collateral	137,754,674	137,754,674	-	-
Short-Term Investments	50,743,994	50,743,994	-	-
Total Investments in Securities	$816,294,737	$803,541,775	$12,752,962	-

Mutual Shares Trust
Common Stocks
Consumer Discretionary	$41,160,698	$33,957,255	$7,203,443	-
Consumer Staples	122,747,586	79,283,420	43,464,166	-
Energy	43,833,183	32,097,767	11,735,416	-
Financials	71,590,897	57,718,432	11,551,770	$2,320,695
Health Care	69,885,141	69,885,141	-	-
Industrials	25,669,021	17,648,334	8,020,687	-
Information Technology	43,914,299	41,923,879	1,990,420	-
Materials	20,749,959	11,158,952	9,591,007	-
Telecommunication Services	11,761,327	-	11,761,327	-
Utilities	22,549,588	14,185,331	8,364,257	-
Corporate Bonds	8,188,204	-	8,188,204	-
Term Loans	16,005,772	-	16,005,772	-
Rights	96,456	96,456	-	-
Securities Lending Collateral	30,832,928	30,832,928	-	-
Short-Term Investments	46,309,502	-	46,309,502	-
Total Investments in Securities	$575,294,561	$388,787,895	$184,185,971	$2,320,695
Other Financial Instruments:
Forward Foreign Currency Contracts	$3,877,913	-	$3,877,913	-

Natural Resources Trust
Common Stocks
Energy	$108,729,803	$92,010,278	$16,719,525	-
Industrials	4,189,582	-	4,189,582	-
Materials	70,776,802	37,614,301	32,972,264	$190,237
Warrants	2,556,298	-	2,556,298	-
Securities Lending Collateral	25,564,436	25,564,436	-	-
Short-Term Investments	9,800,000	-	9,800,000	-
Total Investments in Securities	$221,616,921	$155,189,015	$66,237,669	$190,237

New Income Trust

447

U.S. Government & Agency Obligations	$1,456,286,432	-	$1,456,286,432	-
Foreign Government Obligations	64,989,337	-	64,989,337	-
Corporate Bonds	765,374,816	-	765,374,816	-
Municipal Bonds	44,769,756	-	44,769,756	-
Term Loans	90,497,155	-	90,497,155	-
Collateralized Mortgage Obligations	176,311,415	-	176,311,415	-
Asset Backed Securities	97,982,406	-	97,982,406	-
Capital Preferred Securities	19,194,628	-	19,194,628	-
Securities Lending Collateral	1,585,332	$1,585,332	-	-
Short-Term Investments	11,733,176	9,343,966	2,389,210	-
Total Investments in Securities	$2,728,724,453	$10,929,298	$2,717,795,155	-
Other Financial Instruments:
Futures	$30,211	$30,211	-	-
Forward Foreign Currency Contracts	$1,601,858	-	$1,601,858	-

Real Return Bond Trust
U.S. Government & Agency Obligations	$111,580,370	-	$111,580,370	-
Foreign Government Obligations	8,323,880	-	8,323,880	-
Corporate Bonds	44,024,972	-	44,024,972	-
Municipal Bonds	299,376	-	299,376	-
Collateralized Mortgage Obligations	11,740,109	-	11,740,109	-
Asset Backed Securities	5,636,612	-	5,412,181	$224,431
Preferred Securities	619,836	$619,836	-	-
Options Purchased	976	-	976	-
Short-Term Investments	12,720,900	-	12,720,900	-
Total Investments in Securities	$194,947,031	$619,836	$194,102,764	$224,431
Other Financial Instruments:
Futures	$222,503	$222,503	-	-
Forward Foreign Currency Contracts	$332,277	-	$332,277	-
Written Options	($321,863)	-	($262,634)	($59,229)
Interest Rate Swaps	$63,077	-	$63,077	-
Credit Default Swaps	$87,977	-	$87,977	-

Science & Technology Trust
Common Stocks
Consumer Discretionary	$19,080,156	$19,080,156	-	-
Health Care	4,756,775	4,756,775	-	-
Industrials	1,479,192	1,479,192	-	-
Information Technology	300,548,049	276,757,009	$22,139,310	$1,651,730

448

Materials	3,355,311	3,355,311	-	-
Preferred Securities
Information Technology	3,520,527	-	-	3,520,527
Securities Lending Collateral	39,284,740	39,284,740	-	-
Short-Term Investments	17,071,314	4,569,314	12,502,000	-
Total Investments in Securities	$389,096,064	$349,282,497	$34,641,310	$5,172,257

Short Term Government Income Trust
U.S. Government & Agency Obligations	$511,964,077	-	$511,964,077	-
Collateralized Mortgage Obligations	42,221,108	-	42,221,108	-
Preferred Securities	133,793	$133,793	-	-
Securities Lending Collateral	5,175,546	5,175,546	-	-
Short-Term Investments	141,000	-	141,000	-
Total Investments in Securities	$559,635,524	$5,309,339	$554,326,185	-

Small Cap Growth Trust
Common Stocks
Consumer Discretionary	$71,619,616	$64,893,783	$6,725,833	-
Consumer Staples	18,421,421	18,421,421	-	-
Energy	25,982,005	25,982,005	-	-
Financials	10,222,886	7,101,725	3,121,161	-
Health Care	71,526,586	71,526,586	-	-
Industrials	65,519,423	65,519,423	-	-
Information Technology	92,230,709	92,230,709	-	-
Materials	6,087,980	6,087,980	-	-
Securities Lending Collateral	60,959,817	60,959,817	-	-
Short-Term Investments	3,500,000	-	3,500,000	-
Total Investments in Securities	$426,070,443	$412,723,449	$13,346,994	-

Small Cap Index Trust
Common Stocks
Consumer Discretionary	$75,553,095	$75,553,095	-	-
Consumer Staples	22,152,541	22,152,541	-	-
Energy	35,868,522	35,868,522	-	-
Financials	126,440,684	126,440,684	-	-
Health Care	74,802,578	74,792,193	-	$10,385
Industrials	87,843,973	87,843,973	-	-
Information Technology	100,403,722	100,403,722	-	-
Materials	25,991,736	25,991,736	-	-

449

Telecommunication Services	5,770,175	5,770,175	-	-
Utilities	23,280,280	23,280,280	-	-
Preferred Securities
Health Care	1,152	1,152	-	-
Corporate Bonds
Financials	11,073	-	$11,073	-
Warrants	73	73	-	-
Securities Lending Collateral	143,006,291	143,006,291	-	-
Short-Term Investments	31,420,000	-	31,420,000	-
Total Investments in Securities	$752,545,895	$721,104,437	$31,431,073	$10,385
Other Financial Instruments:
Futures	($2,812,999)	($2,812,999)	-	-

Small Cap Opportunities Trust
Common Stocks
Consumer Discretionary	$20,959,619	$20,959,619	-	-
Consumer Staples	6,927,728	6,927,728	-	-
Energy	11,590,529	11,590,529	-	-
Financials	26,181,445	26,181,445	-	-
Health Care	16,728,212	16,728,212	-	-
Industrials	20,437,787	20,433,692	-	$4,095
Information Technology	21,189,169	21,189,169	-	-
Materials	9,552,143	9,552,143	-	-
Telecommunication Services	1,025,801	1,025,801	-	-
Utilities	1,125,098	1,125,098	-	-
Securities Lending Collateral	14,234,794	14,234,794	-	-
Short-Term Investments	2,565,044	2,565,044	-	-
Total Investments in Securities	$152,517,369	$152,513,274	-	$4,095

Small Company Value Trust
Common Stocks
Consumer Discretionary	$37,092,234	$37,092,234	-	-
Consumer Staples	2,623,288	2,623,288	-	-
Energy	18,678,555	18,678,555	-	-
Financials	68,998,655	68,998,655	-	-
Health Care	19,521,924	19,521,924	-	-
Industrials	81,921,437	81,921,437	-	-
Information Technology	31,239,278	31,239,278	-	-
Materials	37,766,658	37,766,658	-	-

450

Telecommunication Services	1,393,140	1,393,140	-	-
Utilities	16,929,980	16,929,980	-	-
Preferred Securities
Financials	4,208,281	-	$4,208,281	-
Investment Companies	2,914,089	2,914,089	-	-
Securities Lending Collateral	94,046,278	94,046,278	-	-
Short-Term Investments	6,828,302	6,828,302	-	-
Total Investments in Securities	$424,162,099	$419,953,818	$4,208,281	-

Smaller Company Growth Trust
Common Stocks
Consumer Discretionary	$25,943,611	$25,943,611	-	-
Consumer Staples	2,843,216	2,843,216	-	-
Energy	16,134,260	16,134,260	-	-
Financials	11,755,236	11,755,236	-	-
Health Care	35,296,071	35,295,342	-	$729
Industrials	36,334,769	36,334,769	-	-
Information Technology	44,525,837	44,525,837	-	-
Materials	7,532,183	7,532,183	-	-
Telecommunication Services	7,828,699	7,828,699	-	-
Utilities	495,279	495,279	-	-
Corporate Bonds	272	-	$272	-
Securities Lending Collateral	28,592,761	28,592,761	-	-
Short-Term Investments	6,585,184	1,518,196	5,066,988	-
Total Investments in Securities	$223,867,378	$218,799,389	$5,067,260	$729
Other Financial Instruments:
Futures	($103,495)	($103,495)	-	-

Strategic Income Opportunities Trust
Foreign Government Obligations	$100,044,379	-	$100,044,379	-
Corporate Bonds	206,173,642	-	200,789,364	$5,384,278
Convertible Bonds	9,855,358	-	9,855,358	-
Municipal Bonds	3,114,120	-	3,114,120	-
Term Loans	19,775,254	-	19,775,254	-
Capital Preferred Securities	10,962,190	-	10,723,690	238,500
Collateralized Mortgage Obligations	17,654,144	-	17,544,566	109,578
Asset Backed Securities	2,437,325	-	2,161,300	276,025
Common Stocks	20,309,480	$20,185,821	-	123,659
Preferred Securities	11,977,335	11,598,453	-	378,882

451

Options Purchased	105,340	-	105,340	-
Short-Term Investments	1,077,800	-	1,077,800	-
Total Investments in Securities	$403,486,367	$31,784,274	$365,191,171	$6,510,922
Other Financial Instruments:
Forward Foreign Currency Contracts	$858,840	-	$858,840	-

Total Bond Market Trust A
U.S. Government & Agency Obligations	$1,096,560,564	-	$1,096,560,564	-
Foreign Government Obligations	24,993,541	-	24,993,541	-
Corporate Bonds	354,410,182	-	354,410,182	-
Capital Preferred Securities	2,032,000	-	2,032,000	-
Municipal Bonds	9,229,389	-	9,229,389	-
Collateralized Mortgage Obligations	49,510,099	-	49,510,099	-
Asset Backed Securities	1,640,812	-	1,640,812	-
Securities Lending Collateral	18,259,211	$18,259,211	-	-
Short-Term Investments	27,205,595	27,205,595	-	-
Total Investments in Securities	$1,583,841,393	$45,464,806	$1,538,376,587	-

Total Bond Market Trust B
U.S. Government & Agency Obligations	$107,422,815	-	$107,422,815	-
Foreign Government Obligations	4,398,234	-	4,398,234	-
Corporate Bonds	41,469,235	-	41,469,235	-
Capital Preferred Securities	181,925	-	181,925	-
Municipal Bonds	1,145,579	-	1,145,579	-
Collateralized Mortgage Obligations	7,410,085	-	7,410,085	-
Asset Backed Securities	375,162	-	375,162	-
Securities Lending Collateral	1,623,285	$1,623,285	-	-
Short-Term Investments	925,285	925,285	-	-
Total Investments in Securities	$164,951,605	$2,548,570	$162,403,035	-

Total Return Trust
U.S. Government & Agency Obligations	$1,947,793,473	-	$1,947,793,473	-
Foreign Government Obligations	321,637,899	-	321,637,899	-
Corporate Bonds	875,786,659	-	875,786,659	-
Capital Preferred Securities	22,113,554	-	22,113,554	-
Convertible Bonds	18,147,000	-	18,147,000	-
Municipal Bonds	128,548,117	-	128,548,117	-
Term Loans	6,194,750	-	6,194,750	-
Collateralized Mortgage Obligations	211,345,844	-	211,345,844	-

452

Asset Backed Securities	90,905,920	-	89,262,769	$1,643,151
Preferred Securities	8,166,673	-	-	8,166,673
Options Purchased	364,331	-	364,331	-
Short-Term Investments	890,117,411	-	890,117,411	-
Total Investments in Securities	$4,521,121,631	-	$4,511,311,807	$9,809,824
Sales Commitments Outstanding	($106,515,015)	-	($106,515,015)	-
Other Financial Instruments:
Futures	$17,257,626	$17,257,626	-	-
Forward Foreign Currency Contracts	($13,010,583)	-	($13,010,583)	-
Written Options	($5,117,721)	($107,950)	($3,397,340)	($1,612,431)
Interest Rate Swaps	($16,034,395)	-	($16,034,395)	-
Credit Default Swaps	($15,567,945)	-	($15,567,945)	-

Total Stock Market Index Trust
Common Stocks
Consumer Discretionary	$38,911,913	$38,895,832	$11,755	$4,326
Consumer Staples	34,065,355	34,065,355	-	-
Energy	37,280,143	37,280,143	-	-
Financials	48,604,569	48,604,569	-	-
Health Care	36,666,571	36,660,145	-	6,426
Industrials	32,900,675	32,871,777	28,898	-
Information Technology	60,427,168	60,427,168	-	-
Materials	12,502,802	12,502,802	-	-
Telecommunication Services	9,010,311	9,010,311	-	-
Utilities	12,379,120	12,379,120	-	-
Rights	8,713	8,713	-	-
Warrants	15	15	-	-
Corporate Bonds
Financials	1,698	1,698	-	-
Securities Lending Collateral	30,326,371	30,326,371	-	-
Short-Term Investments	5,736,000	-	5,736,000	-
Total Investments in Securities	$358,821,424	$353,034,019	$5,776,653	$10,752
Other Financial Instruments:
Futures	($444,665)	($444,665)	-	-

Utilities Trust
Common Stocks
Consumer Discretionary	$18,064,413	$15,982,130	$2,082,283	-
Energy	25,766,095	25,766,095	-	-

453

Financials	637,770	-	637,770	-
Telecommunication Services	30,998,269	19,436,659	11,561,610	-
Utilities	86,354,688	64,264,676	22,090,012	-
Preferred Securities
Utilities	7,238,719	7,238,719	-	-
Corporate Bonds
Utilities	821,865	-	821,865	-
Convertible Bonds
Consumer Discretionary	1,399,500	-	1,399,500	-
Telecommunication Services	750,375	-	750,375	-
Securities Lending Collateral	14,334,372	14,334,372	-	-
Short-Term Investments	2,960,000	-	2,960,000	-
Total Investments in Securities	$189,326,066	$147,022,651	$42,303,415	-
Other Financial Instruments:
Forward Foreign Currency Contracts	$2,111,330	-	$2,111,330	-

Value & Restructuring Trust
Common Stocks
Consumer Discretionary	$10,646,440	$10,646,440	-	-
Consumer Staples	12,218,110	12,218,110	-	-
Energy	38,803,935	38,803,935	-	-
Financials	23,565,614	22,172,507	$1,393,107	-
Health Care	13,002,055	13,002,055	-	-
Industrials	34,549,217	34,549,217	-	-
Information Technology	17,809,140	17,809,140	-	-
Materials	22,896,192	19,579,388	3,316,804	-
Telecommunication Services	8,461,580	8,461,580	-	-
Preferred Securities
Energy	417,650	417,650	-	-
Financials	1,978,466	955,560	1,022,906	-
Materials	234,940	234,940	-	-
Convertible Bonds
Financials	440,000	-	440,000	-
Securities Lending Collateral	39,783,389	39,783,389	-	-
Short-Term Investments	2,261,000	-	2,261,000	-
Total Investments in Securities	$227,067,728	$218,633,911	$8,433,817	-

454

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended September 30, 2011, there were no significant transfers into or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Core Bond Trust

	U.S. Government &	Collateralized
	Agency Obligations	Mortgage Obligations	Asset Backed Securities	Total
Balance as of 12-31-10	$9,753,018	$17,284,821	-	$27,037,839
Realized gain (loss)	-	353,086	-	353,086
Changed in unrealized appreciation
(depreciation)	40,917	(167,172)	-	(126,255)
Purchases	2,574,800	637,976	$2,901,980	6,114,756
Sales	(12,368,735)	(13,406,732)	-	(25,775,467)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(4,701,979)	-	(4,701,979)
Balance as of 9-30-11	-	-	$2,901,980	$2,901,980
Change in unrealized at period end*	-	-	-	-

Financial Services Trust
	Financials	Materials	Total
Balance as of 12-31-10	$11,733,964	-	$11,733,964
Realized gain (loss)	-	-	-
Change in unrealized appreciation
(depreciation)	2,578,623	($3,544,816)	(966,193)
Purchases	588,785	3,962,400	4,551,185
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 9-30-11	$14,901,372	$417,584	$15,318,956
Change in unrealized at period end*	$2,578,623	($3,544,816)	($966,193)

Global Bond Trust
		Asset Backed	Preferred		Written	Interest Rate
	Corporate Bonds	Securities	Securities	Total	Options	Swaps
Balance as of 12-31-10	$1,596,825	$7,116,476	$1,786,828	$10,500,129	-	-
Realized gain (loss)	(190,159)	5,029	-	(185,130)	-	-

455

Changed in unrealized appreciation
(depreciation)	112,000	(80,455)	177,835	209,380	$133,798	($8,520)
Purchases	1,952,132	1,201,223	-	3,153,355	-	(4,008)
Sales	(2,691,189)	(330,107)	-	(3,021,296)	-	-
Transfers into Level 3	-	-	-	-	(324,763)	-
Transfers out of Level 3	-	(6,790,011)	-	(6,790,011)	-	-
Balance as of 9-30-11	$779,609	$1,122,155	$1,964,663	$3,866,427	($190,965)	($12,528)
Change in unrealized at period
end*	($49,475)	($80,891)	$177,835	$47,469	$133,798	($8,520)

High Yield Trust
	Foreign
	Government	Corporate		Common	Preferred
	Obligations	Bonds	Term Loans	Stocks	Securities	Warrants	Total
Balance as of 12-31-10	$89,960	$154,700	$9,897	-	$101,280	$256,114	$611,951
Realized gain (loss)	-	609,477	21	-	496,515	(677,339)	428,674
Changed in unrealized
appreciation (depreciation)	4,325	(330,454)	(21)	($356,486)	(43,955)	1,011,836	285,245
Purchases	-	1,923,171	7,441,406	4,304,952	-	-	13,669,529
Sales	-	(808,541)	(7,441,406)	-	(515,860)	(2,677)	(8,768,484)
Transfers into Level 3	-	1,999	-	-	-	-	1,999
Transfers out of Level 3	-	-	-	-	-	(256,114)	(256,114)
Balance as of 9-30-11	$94,285	$1,550,352	$9,897	$3,948,466	$37,980	$331,820	$5,972,800
Change in unrealized at
period end*	$4,325	($374,817)	($3,940,176)	($356,486)	($63,300)	$331,820	($4,398,634)

Mid Cap Stock Trust
		Energy
Balance as of 12-31-10		-
Realized gain (loss)		-
Change in unrealized appreciation
(depreciation)		($326,731)
Purchases		7,979,209
Sales
Transfers into Level 3
Transfers out of Level 3		-
Balance as of 9-30-11		$7,652,478
Change in unrealized at period end*		($326,731)

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		Collateralized
		Mortgage	Asset Backed		Written
	Corporate Bonds	Obligations	Securities	Total	Options
Balance as of 12-31-10	$665,344	$797,283	$1,143,142	$2,605,769	-
Realized gain (loss)	(84,950)	-	-	(84,950)	-
Changed in unrealized appreciation
(depreciation)	67,281	2,342	(16,178)	53,445	$55,676
Purchases	-	-	240,609	240,609	-
Sales	(647,675)	(500,000)	-	(1,147,675)	-
Transfers into Level 3	-	-	-	-	(114,905)
Transfers out of Level 3	-	(299,625)	(1,143,142)	(1,442,767)	-
Balance as of 9-30-11	-	-	$224,431	$224,431	($59,229)
Change in unrealized at period end*	-	-	($16,178)	($16,178)	$55,676

Science & Technology Trust

	Information Technology
Balance as of 12-31-10	$1,560,522
Realized gain (loss)	414,748
Change in unrealized appreciation
(depreciation)	1,117,522
Purchases	2,577,473
Sales	(498,008)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 9-30-11	$5,172,257
Change in unrealized at period end*	$1,117,522

Strategic Income
Opportunities Trust

		Capital	Collateralized
	Corporate	Preferred	Mortgage	Asset Backed	Common	Preferred
	Bonds	Securities	Obligations	Securities	Stocks	Securities	Total
Balance as of 12-31-10	$12,362,473	-	$2,736,293	$890,068	$194,822	$675,747	$16,859,403

Realized gain (loss)	(1,841,457)	-	-	37,706	-	-	(1,803,751)
Changed in unrealized
appreciation
(depreciation)	1,242,511	($9,000)	(35,314)	(44,509)	(71,163)	(296,865)	785,660

457

Purchases	3,110,822	247,500	285	291,656	-	-	3,650,263

Sales	(2,299,751)	-	(21,934)	(898,896)	-	-	(3,220,581)

Transfers into Level 3	-	-	-	-	-	-	-

Transfers out of Level 3	(7,190,320)	-	(2,569,752)	-	-	-	(9,760,072)
Balance as of 9-30-11	$5,384,278	$238,500	$109,578	$276,025	$123,659	$378,882	$6,510,922
Change in unrealized at
period end*	($638,007)	($9,000)	($35,314)	($15,631)	($71,163)	($296,865)	($1,065,980)

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

In order to value the securities, the Portfolios use the following valuation techniques. Equity securities, including exchange-traded funds, held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Portfolios’ Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Portfolios may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

When-issued/delayed delivery securities. The Portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that the Portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is

458

negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time that the Portfolio enters into this type of transaction, the Portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Structured notes. The Funds may invest in structured notes. The Funds invest in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The Portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Portfolio may have limited rights to enforce the terms of an underlying loan.

At September 30, 2011, High Yield Trust and Mutual Shares Trust had $310,986 and $604,143, respectively, in unfunded loan commitments outstanding.

Inflation indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities reduce interest income to the extent of income recorded in the current fiscal period. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The Portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Portfolios may need to sell other investments to make distributions.

Real estate investment trusts. The Portfolios may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest

459

only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that a Portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on September 30, 2011, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

500 Index Trust	$5,211,284,027	$1,023,738,543	($417,360,627)	$606,377,916
500 Index Trust B	874,302,021	132,279,644	(207,187,431)	(74,907,787)
Active Bond Trust	1,402,212,063	65,372,933	(75,812,567)	(10,439,634)
All Cap Core Trust	376,842,568	13,336,485	(37,669,468)	(24,332,983)
All Cap Value Trust	465,952,330	13,913,160	(57,064,097)	(43,150,937)
Alpha Opportunities Trust	959,625,227	23,529,627	(129,813,371)	(106,283,744)
American Asset Allocation Trust	1,455,924,253	76,333,837	-	76,333,837
American Blue Chip Income & Growth Trust	237,815,870	-	(7,011,931)	(7,011,931)
American Bond Trust	844,040,679	11,462,367	-	11,462,367
American Fundamental Holdings Trust	938,963,654	89,651,791	-	89,651,791
American Global Diversification Trust	747,591,242	-	(14,945,053)	(14,945,053)
American Global Growth Trust	206,753,184	-	(48,074,719)	(48,074,719)
American Global Small Capitalization Trust	108,989,982	-	(24,250,980)	(24,250,980)
American Growth Trust	1,260,090,694	-	(175,321,172)	(175,321,172)
American Growth-Income Trust	1,142,217,291	-	(133,849,899)	(133,849,899)
American High-Income Bond Trust	96,262,768	-	(4,158,922)	(4,158,922)
American International Trust	901,664,474	-	(210,734,567)	(210,734,567)
American New World Trust	90,974,595	-	(16,492,180)	(16,492,180)
Balanced Trust	125,024,385	6,918,030	(9,403,219)	(2,485,189)
Blue Chip Growth Trust	1,395,838,008	299,135,821	(98,272,805)	200,863,016
Bond Trust	4,992,199,012	116,435,632	(77,794,294)	38,641,338
Bond PS Series	56,000,949	297,143	(874,886)	(577,743)
Capital Appreciation Trust	907,682,484	155,146,509	(63,425,305)	91,721,204
Capital Appreciation Value Trust	339,578,413	14,045,800	(19,083,701)	(5,037,901)
Core Allocation Trust	116,461,928	479,518	(8,794,322)	(8,314,804)
Core Allocation Plus Trust	278,369,784	8,497,741	(16,710,712)	(8,212,971)
Core Balanced Trust	193,107,472	994,340	(2,897,013)	(1,902,673)
Core Balanced Strategy Trust	3,491,587	131,084	(64,497)	66,587

460

Core Bond Trust	1,982,595,242	28,719,653	(8,888,714)	19,830,939
Core Disciplined Diversification Trust	184,222,109	872,790	(7,981,580)	(7,108,790)
Core Diversified Growth & Income Trust	4,658,149	51,022	(278,068)	(227,046)
Core Fundamental Holding Trust	260,263,689	7,020,921	(4,797,385)	2,223,536
Core Global Diversification Trust	312,889,199	4,828,262	(20,415,690)	(15,587,428)
Core Strategy Trust	633,048,368	24,118,538	(4,784,491)	19,334,047
Disciplined Diversification Trust	302,618,270	48,203,903	(22,745,624)	25,458,279
Emerging Markets Value Trust	1,017,522,778	114,939,354	(209,445,449)	(94,506,095)
Equity-Income Trust	1,976,951,840	212,239,646	(238,176,152)	(25,936,506)
Financial Services Trust	160,966,903	8,144,164	(24,266,981)	(16,122,817)
Franklin Templeton Founding Allocation Trust	1,408,785,944	-	(268,815,318)	(268,815,318)
Fundamental All Cap Core Trust	1,317,002,901	22,747,806	(241,586,879)	(218,839,073)
Fundamental Large Cap Value Trust	305,554,416	855,009	(47,501,380)	(46,646,371)
Fundamental Value Trust	1,515,795,969	128,339,641	(136,878,535)	(8,538,894)
Global Trust	743,192,315	23,993,276	(190,037,617)	(166,044,341)
Global Bond Trust	1,155,746,251	35,097,840	(54,598,114)	(19,500,274)
Growth Equity Trust	418,939,041	51,268,860	(41,825,692)	9,443,168
Health Sciences Trust	141,423,513	21,871,038	(17,975,556)	3,895,482
Heritage Trust	136,170,829	12,757,728	(13,559,714)	(801,986)
High Yield Trust	241,363,279	7,105,041	(47,710,249)	(40,605,208)
Income Trust	457,319,132	20,268,631	(69,844,863)	(49,576,232)
International Core Trust	722,882,200	35,504,644	(139,043,903)	(103,539,259)
International Equity Index Trust A	267,637,889	33,179,509	(30,101,594)	3,077,915
International Equity Index Trust B	278,767,253	42,215,656	(51,393,305)	(9,177,649)
International Growth Stock Trust	227,950,210	2,098,879	(28,928,962)	(26,830,083)
International Index Trust	1,877,094,245	215,009,333	(210,999,894)	4,009,439
International Opportunities Trust	447,707,742	8,636,556	(62,753,577)	(54,117,021)
International Small Company Trust	139,090,364	12,080,580	(46,335,398)	(34,254,818)
International Value Trust	1,174,684,293	34,053,577	(261,063,308)	(227,009,731)
Investment Quality Bond Trust	465,645,660	24,429,533	(3,342,043)	21,087,490
Large Cap Trust	171,510,817	12,323,194	(27,524,356)	(15,201,162)
Lifestyle Aggressive Trust	425,182,978	8,819,700	(61,895,890)	(53,076,190)
Lifestyle Balanced Trust	10,892,701,763	649,190,126	(130,248,590)	518,941,536
Lifestyle Balanced PS Series	31,113,259	-	(1,250,670)	(1,250,670)
Lifestyle Conservative Trust	2,702,687,515	70,228,952	(24,571,329)	45,657,623
Lifestyle Conservative PS Series	15,017,698	-	(238,706)	(238,706)
Lifestyle Growth Trust	12,342,630,598	688,307,013	(489,479,580)	198,827,433
Lifestyle Growth PS Series	45,820,724	-	(2,739,832)	(2,739,832)
Lifestyle Moderate Trust	3,239,911,073	177,365,369	(29,398,325)	147,967,044

461

Lifestyle Moderate PS Series	18,131,472	-	(513,144)	(513,144)
Mid Cap Index Trust	1,150,365,650	154,664,845	(147,576,179)	7,088,666
Mid Cap Stock Trust	856,950,913	60,628,059	(102,738,188)	(42,110,129)
Mid Cap Value Equity Trust	144,110,752	10,970,056	(16,965,201)	(5,995,145)
Mid Value Trust	840,162,583	72,222,879	(96,090,725)	(23,867,846)
Mutual Shares Trust	619,975,099	41,103,468	(85,784,006)	(44,680,538)
Natural Resources Trust	274,560,699	2,807,434	(55,751,212)	(52,943,778)
New Income Trust	2,639,742,702	106,579,966	(17,598,215)	88,981,751
Real Estate Securities Trust	460,548,152	4,278,237	(25,108,426)	(20,830,189)
Real Return Bond Trust	196,024,848	1,399,083	(2,476,900)	(1,077,817)
Science & Technology Trust	429,736,334	21,151,174	(61,791,444)	(40,640,270)
Short Term Government Income Trust	553,993,400	9,855,934	(4,213,810)	5,642,124
Small Cap Growth Trust	457,714,208	28,058,164	(59,701,929)	(31,643,765)
Small Cap Index Trust	687,273,388	130,942,402	(65,669,895)	65,272,507
Small Cap Opportunities Trust	152,212,162	17,675,536	(17,370,329)	305,207
Small Cap Value Trust	611,165,484	53,099,371	(38,896,554)	14,202,817
Small Company Growth Trust	104,647,436	10,684,175	(8,674,214)	2,009,961
Small Company Value Trust	433,972,840	54,613,346	(64,424,087)	(9,810,741)
Smaller Company Growth Trust	237,262,834	17,373,330	(30,768,786)	(13,395,456)
Strategic Allocation Trust	20,413,050	96	(131,948)	(131,852)
Strategic Income Opportunities Trust	414,970,189	23,889,828	(35,373,650)	(11,483,822)
Total Bond Market Trust A	1,479,557,878	107,299,518	(3,016,003)	104,283,515
Total Bond Market Trust B	151,927,668	13,391,379	(367,442)	13,023,937
Total Return Trust	4,505,272,411	104,210,126	(88,360,906)	15,849,220
Total Stock Market Index Trust	358,870,217	61,033,582	(61,082,375)	(48,793)
Ultra Short Term Bond Trust	122,113,656	27,824	(1,184,539)	(1,156,715)
U.S. Equity Trust	738,336,131	53,996,894	(27,560,413)	26,436,481
Utilities Trust	185,332,204	14,744,819	(10,750,957)	3,993,862
Value Trust	225,491,934	21,207,746	(26,706,475)	(5,498,729)
Value & Restructuring Trust	250,318,315	14,353,048	(37,603,635)	(23,250,587)

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following table summarizes the contracts held at September 30, 2011, and the range of futures contracts absolute notional amounts held by the Portfolios during the period ended September 30, 2011. In addition the table details how the Portfolios used futures contracts during the period ended September 30, 2011.

500 Index Trust

462

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $59.5 million to $127.0 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

500 Index Trust	S&P 500 Index Futures	451	Long	Dec 2011	$126,956,500	($3,734,323)

						($3,734,323)

500 Index Trust B
The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $19.4 million to $28.9 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

500 Index Trust B	S&P 500 Index Futures	69	Long	Dec 2011	$19,423,500	($523,923)

						($523,923)

Active Bond Trust
The Portfolio used futures contracts to manage duration. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $15.3 million to $28.5 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Active Bond Trust	U.S. Treasury 30-Year Bond Futures	35	Long	Dec 2011	$4,991,875	$247,636

	U.S. Treasury Ultra Long Bond Futures	29	Long	Dec 2011	4,600,125	467,543

	U.S. Treasury 5-Year Note Futures	95	Short	Dec 2011	(11,636,016)	(11,402)

						$703,777

All Cap Core Trust
The Portfolio used futures contracts to maintain diversity and liquidity of the portfolio and as a substitute for securities purchased. During the period ended
September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $2.0 million to $4.9 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

All Cap Core Trust	E-Mini S&P 500 Index Futures	70	Long	Dec 2011	$3,941,000	($109,176)

	Russell 2000 Mini Index Futures	8	Long	Dec 2011	513,200	(28,417)

						($137,593)

463

Bond Trust
The Portfolio used futures contracts to manage duration. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $89.9 million to $315.0 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Bond Trust	U.S. Treasury 30-Year Bond Futures	197	Long	Dec 2011	$28,097,125	$1,393,833

	U.S. Treasury Ultra Long Bond Futures	240	Long	Dec 2011	38,070,000	3,869,321

	U.S. Treasury 5-Year Note Futures	550	Short	Dec 2011	(67,366,406)	(66,010)

	U.S. Treasury 10-Year Note Futures	1395	Short	Dec 2011	(181,480,781)	(1,889,223)

						$3,307,921

Bond PS Series
The Portfolio used futures contracts to manage duration. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values up to approximately $2.3 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Bond PS Series	U.S. Treasury Ultra Long Bond Futures	1	Long	Dec 2011	$158,625	$16,122

	U.S. Treasury 10-Year Note Futures	16	Short	Dec 2011	(2,081,500)	(21,668)

						($5,546)

Core Allocation Plus Trust
The Portfolio used futures contracts to manage against anticipated changes in securities markets, manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $29.9 million to $39.8 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Core Allocation Plus Trust	5-Year German Euro-BOBL Futures	10	Long	Dec 2011	$1,636,236	($60,461)

	E-Mini S&P 500 Index Futures	46	Long	Dec 2011	2,589,800	87,383

	Euro STOXX 50 Index Futures	32	Long	Dec 2011	924,320	(12,020)

	FTSE 100 Index Futures	9	Long	Dec 2011	714,432	2,698

	MSCI EAFE E-Mini Index Futures	170	Long	Dec 2011	11,446,100	55,847

	S&P TSE 60 Index Futures	4	Long	Dec 2011	507,453	(20,004)

	TOPIX Index Futures	7	Long	Dec 2011	687,476	5,291

464

	U.K. Long Gilt Bond Futures	2	Long	Dec 2011	405,413	1,762

	U.S. Treasury 2-Year Note Futures	20	Long	Dec 2011	4,404,063	(5,673)

	U.S. Treasury 5-Year Note Futures	27	Long	Dec 2011	3,307,078	7,589

	U.S. Treasury 10-Year Note Futures	5	Long	Dec 2011	650,469	(11,802)

	U.S. Treasury 30-Year Bond Futures	5	Long	Dec 2011	713,125	(2,617)

	U.S. Treasury Ultra Long Bond Futures	10	Long	Dec 2011	1,586,250	53,604

	10-Year Australian Treasury Bond Futures	3	Short	Dec 2011	(331,731)	(1,066)

						$100,531

Global Bond Trust
The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $99.1 million to $2.1 billion, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Global Bond Trust	5-Year German Euro BOBL Futures	560	Long	Nov 2011	$3,751	($4,389)

	5-Year German Euro BOBL Futures	71	Long	Dec 2011	11,617,279	(5,788)

	10-Year German Euro-BUND Futures	900	Long	Nov 2011	12,058	-

	10-Year German Euro-BUND Futures	96	Long	Dec 2011	17,554,796	97,880

	10-Year Government of Canada Bond
	Futures	109	Long	Dec 2011	13,824,974	303,528

	10-Year Japan Government Bond Futures
	TSE	10	Long	Dec 2011	18,440,296	(57,611)

	U.K. Long Gilt Bond Futures	94	Long	Dec 2011	19,054,411	354,162

	U.S. Treasury 10-Year Note Futures	215	Long	Dec 2011	27,970,156	199,558

	U.S. Treasury 30-Year Bond Futures	35	Long	Dec 2011	4,991,875	75,431

						$962,771

High Yield Trust
The Portfolio used futures contracts to manage against anticipated interest rate changes. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $31.3 million to $34.2 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

High Yield Trust	U.S. Treasury Ultra Long Bond Futures	49	Long	Dec 2011	$7,772,625	$673,380

	U.S. Treasury 5-Year Note Futures	216	Short	Dec 2011	(26,456,625)	(12,194)

465

						$661,186

International Core Trust
The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $45.0 million to $69.9 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)
International Core Trust	DAX Index Futures	30	Long	Dec 2011	$5,497,329	$257,148

	FTSE 100 Index Futures	94	Long	Dec 2011	7,461,841	(28,078)

	FTSE MIB Index Futures	122	Long	Dec 2011	12,054,399	1,115,972

	SGX MSCI Singapore Index Futures	19	Long	Oct 2011	891,964	(11,128)

	TOPIX Index Futures	41	Long	Dec 2011	4,026,643	80,435

	ASX SPI 200 Index Futures	70	Short	Dec 2011	(6,773,901)	170,804

	S&P TSE 60 Index Futures	65	Short	Dec 2011	(8,246,111)	390,287

						$1,975,440

International Equity Index Trust
A
The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $12.4 million to $15.2 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

International Equity Index Trust
A	ASX SPI 200 Index Futures	6	Long	Dec 2011	$580,620	($10,629)

	CAC 40 Index Futures	23	Long	Dec 2011	916,570	36,745

	DAX Index Futures	6	Long	Dec 2011	1,099,466	76,064

	FTSE 100 Index Futures	22	Long	Dec 2011	1,746,388	(4,889)

	FTSE MIB Index Futures	2	Long	Dec 2011	197,613	15,005

	Hang Seng Index Futures	5	Long	Oct 2011	559,237	(9,544)

	IBEX 35 Index Futures	3	Long	Oct 2011	341,817	29,954

	MSCI Taiwan Index Futures	70	Long	Oct 2011	1,792,000	40,248
	OMX 30 Index Futures	77	Long	Oct 2011	1,020,105	38,473
	S&P TSE 60 Index Futures	5	Long	Dec 2011	634,316	(38,281)

	TOPIX Index Futures	36	Long	Dec 2011	3,535,589	49,999

						$223,145

466

International Equity Index Trust
B
The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $7.5 million to $11.8 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

International Equity Index Trust
B	ASX SPI 200 Index Futures	5	Long	Dec 2011	$483,850	($8,622)

	CAC 40 Index Futures	18	Long	Dec 2011	717,315	28,757

	DAX Index Futures	2	Long	Dec 2011	366,489	25,355

	FTSE 100 Index Futures	9	Long	Dec 2011	714,432	(2,000)

	FTSE MIB Index Futures	1	Long	Dec 2011	98,807	7,503

	Hang Seng Index Futures	3	Long	Oct 2011	335,542	(5,907)

	IBEX 35 Index Futures	1	Long	Oct 2011	113,939	9,985

	MSCI Taiwan Index Futures	50	Long	Oct 2011	1,280,000	29,348

	OMX 30 Index Futures	20	Long	Oct 2011	264,962	9,993

	S&P TSE 60 Index Futures	6	Long	Dec 2011	761,180	(45,938)

	TOPIX Index Futures	24	Long	Dec 2011	2,357,060	33,459

						$81,933

International Index Trust
The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $42.4 million to $54.2 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

International Index Trust	ASX SPI 200 Index Futures	20	Long	Dec 2011	$1,935,400	($71,044)

	Australian Dollar Currency Futures	24	Long	Dec 2011	2,306,640	(179,143)

	Euro Currency Futures	49	Long	Dec 2011	8,216,688	(346,884)

	Euro STOXX 50 Index Futures	194	Long	Dec 2011	5,603,691	90,969

	FTSE 100 Index Futures	64	Long	Dec 2011	5,080,403	(136,728)

	Hang Seng Index Futures	6	Long	Dec 2011	669,158	(93,004)

	Japanese Yen Currency Futures	30	Long	Dec 2011	4,870,125	32,872

	Pound Sterling Currency Futures	51	Long	Dec 2011	4,975,369	(99,030)

	Swiss Franc Currency Futures	14	Long	Dec 2011	1,935,675	(103,835)

	Swiss Market Index Futures	36	Long	Dec 2011	2,189,629	33,363

467

	TOPIX Index Futures	47	Long	Dec 2011	4,615,908	78,303

						($794,161)

Investment Quality Bond Trust
The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $61.3 million to $121.0 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)
Investment Quality Bond Trust	5-Year German Euro BOBL Futures	54	Long	Dec 2011	$8,835,677	$14,352

	U.K. Long Gilt Bond Futures	49	Long	Dec 2011	9,932,618	(42,654)

	U.S. Treasury 2-Year Note Futures	63	Long	Dec 2011	13,872,797	(17,871)

	U.S. Treasury 5-Year Note Futures	247	Long	Dec 2011	30,253,641	49,574

	U.S. Treasury 10-Year Note Futures	70	Long	Dec 2011	9,106,563	(45,755)

	U.S. Treasury 30-Year Bond Futures	68	Long	Dec 2011	9,698,500	(22,775)

	U.S. Treasury Ultra Long Bond Futures	30	Long	Dec 2011	4,758,750	163,310

	10-Year Australian Treasury Bond Futures	51	Short	Dec 2011	(5,639,428)	68,421

	10-Year German Euro-BUND Futures	31	Short	Dec 2011	(5,668,736)	47,732

						$214,334

Mid Cap Index Trust
The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $3.5 million to $26.8 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Mid Cap Index Trust	S&P Midcap 400 E-Mini Index Futures	323	Long	Dec 2011	$25,158,470	($1,403,995)

						($1,403,995)

New Income Trust
The Portfolio used futures contracts to manage duration and manage against anticipated interest rate changes. During the period ended September 30, 2011, the
Portfolio held futures contracts with total absolute values up to approximately $214.1 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

New Income Trust	U.S. Treasury Ultra Long Bond Futures	2	Long	Dec 2011	$317,250	$30,211

468

						$30,211

Real Return Bond Trust
The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $21.6 million to $38.0 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Real Return Bond Trust	10-Year German Euro-BUND Futures	6	Long	Dec 2011	$1,097,175	$10,845

	Eurodollar Futures	25	Long	Mar 2013	6,212,500	29,732

	Eurodollar Futures	17	Long	Jun 2013	4,221,525	30,279

	Eurodollar Futures	19	Long	Sep 2013	4,712,950	16,317

	Eurodollar Futures	74	Long	Dec 2013	18,325,175	101,792

	U.S. Treasury 10-Year Note Futures	26	Long	Dec 2011	3,382,438	33,538

						$222,503

Small Cap Index Trust
The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $7.2 million to $37.5 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Small Cap Index Trust	Russell 2000 Mini Index Futures	584	Long	Dec 2011	$37,463,600	($2,812,999)

						($2,812,999)

Smaller Company Growth Trust
The Portfolio used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $0.5 million to $39.8 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Smaller Company Growth Trust	Russell 2000 Mini Index Futures	20	Long	Dec 2011	$1,283,000	($103,495)

						($103,495)

Strategic Allocation Trust

469

The Portfolio used futures contracts to substitute to manage duration. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging up to approximately $59.5 million as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Strategic Allocation Trust	E-Mini S&P 500 Index Futures	325	Long	Dec 2011	$18,297,500	($963,822)

	Euro STOXX 50 Index Futures	112	Long	Dec 2011	3,235,121	225,239

	FTSE 100 Index Futures	30	Long	Dec 2011	2,381,439	(2,690)

	Russell 2000 Mini Index Futures	27	Long	Dec 2011	1,732,050	(147,028)

	S&P Midcap 400 E-Mini Index Futures	31	Long	Dec 2011	2,414,590	(208,038)

	TOPIX Index Futures	19	Long	Dec 2011	1,866,005	33,956

						($1,062,383)

Strategic Income Opportunities
Trust
The Portfolio used futures contracts to manage duration. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging up to approximately $58.5 million, as measured at each quarter end. At September 30, 2011, the Portfolio held no futures contracts.

Total Return Trust
The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from approximately $2.4 billion to $6.0 billion, as measured at each quarter end.

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Total Return Trust	Eurodollar Futures	309	Long	Dec 2011	$76,840,575	($10,771)

	Eurodollar Futures	4,198	Long	Mar 2012	1,043,307,950	2,972,255

	Eurodollar Futures	4,705	Long	Jun 2012	1,169,310,125	3,972,133

	Eurodollar Futures	1,071	Long	Dec 2012	266,183,663	700,814

	Eurodollar Futures	90	Long	Dec 2012	22,368,375	80,922

	Eurodollar Futures	2,761	Long	Mar 2013	686,108,500	2,424,247

	Eurodollar Futures	680	Long	Mar 2013	168,980,000	45,093

	Eurodollar Futures	3,329	Long	Jun 2013	826,673,925	4,193,141

	Eurodollar Futures	1,101	Long	Sep 2013	273,103,050	1,402,857

	Eurodollar Futures	272	Long	Dec 2013	67,357,400	617,440

	Eurodollar Futures	278	Long	Mar 2014	68,732,025	729,971

	Eurodollar Futures	54	Long	Jun 2014	13,326,525	155,383

470

	U.S. Treasury 10-Year Note Futures	701	Long	Dec 2011	91,195,719	(25,859)

						$17,257,626

Total Stock Market Index Trust
The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2011, the Portfolio held futures contracts with total absolute values ranging from $3.3 million to $6.8 million, as measured at each quarter end

		Number				Unrealized
		of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Total Stock Market Index Trust	Russell 2000 Mini Index Futures	13	Long	Dec 2011	$833,950	($82,147)

	S&P 500 Index Futures	19	Long	Dec 2011	5,348,500	(308,196)

	S&P Midcap 400 E-Mini Index Futures	8	Long	Dec 2011	623,120	(54,322)

						($444,665)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing a Portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at September 30, 2011, and the range of absolute notional contract amounts held by the Portfolios during the period ended September 30, 2011. In addition, the table details how the Portfolios used foreign currency contracts during the period ended September 30, 2011.

Active Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended September 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging up to $5.6 million, as measured at each quarter end. At September 30, 2011, the Portfolio held no forward foreign currency contracts.

Alpha Opportunities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended September 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging up to approximately $4.4 million, as measured at each quarter end. At September 30, 2011, the Portfolio held no forward foreign currency contracts.

Core Allocation Plus Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended September 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $5.9 million to $24.4 million, as measured at each quarter end.

471

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Core Allocation
Plus Trust	Buys

	Brazilian Real	770,000	$463,662	Royal Bank of Canada	12/2/2011	($58,955)

	Canadian Dollar	548,000	551,024	Citibank N.A.	12/15/2011	(28,872)

	Euro	729,000	989,297	Bank of America N.A.	12/16/2011	(12,962)

				JPMorgan Chase Bank
	Japanese Yen	67,482,000	877,730	N.A	12/8/2011	(1,958)

	Mexican Peso	4,470,000	351,180	Citibank N.A.	12/21/2011	(31,169)

	Mexican Peso	1,490,000	115,940	Royal Bank of Canada	12/21/2011	(9,269)

				Standard Chartered
	Pound Sterling	560,000	887,326	Bank	12/16/2011	(14,689)

			$4,236,159			($157,874)

	Sells

	Brazilian Real	1,255,000	$734,069	Royal Bank of Canada	12/2/2011	$74,449

	Euro	43,000	58,760	Bank of America N.A.	12/16/2011	1,170

				State Street Bank &
	Euro	65,000	88,585	Trust Company	12/16/2011	1,531

	Japanese Yen	7,450,000	97,588	Bank of America N.A.	12/8/2011	903

				JPMorgan Chase Bank
	Japanese Yen	7,590,000	99,301	N.A	12/8/2011	800

	Mexican Peso	5,960,000	448,563	Royal Bank of Canada	12/21/2011	21,882

	Pound Sterling	53,000	82,606	Bank of America N.A.	12/16/2011	17

				State Street Bank &
	Pound Sterling	52,000	81,335	Trust Company	12/16/2011	305

			$1,690,807			$101,057

Global Bond Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and maintain diversity and liquidity of the Portfolio. During the period ended September 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $891.9 million to $1.0 billion, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Global Bond Trust	Buys

	Brazilian Real	628,297	$390,118	HSBC BankUSA	11/3/2011	($58,284)

472

			Morgan Stanley and
Brazilian Real	60,000	37,735	Company, Inc.	11/3/2011	(6,046)

Canadian Dollar	1,335,000	1,294,583	Citibank N.A.	10/31/2011	(21,441)

Canadian Dollar	1,436,000	1,396,683	UBS AG	10/3/2011	(26,324)

Chinese Yuan Renminbi	4,482,200	730,000	Bank of America N.A.	9/8/2015	4,260

Chinese Yuan Renminbi	1,174,000	182,724	Barclays Capital	11/15/2011	1,234

Chinese Yuan Renminbi	32,359,817	5,047,152	Barclays Capital	2/13/2012	33,943

Chinese Yuan Renminbi	6,596,140	1,084,000	Barclays Capital	4/25/2014	(18,599)

Chinese Yuan Renminbi	8,950,800	1,468,946	Barclays Capital	9/8/2015	(2,654)

Chinese Yuan Renminbi	39,457,297	6,178,887	Citibank N.A.	11/15/2011	3,788

Chinese Yuan Renminbi	14,045,026	2,202,500	Citibank N.A.	6/1/2012	8,870

Chinese Yuan Renminbi	12,873,275	2,114,000	Citibank N.A.	4/25/2014	(34,724)

Chinese Yuan Renminbi	32,283,693	5,336,196	Citibank N.A.	9/8/2015	(47,582)

Chinese Yuan Renminbi	20,000,000	3,192,848	Deutsche Bank AG	8/5/2013	10,547

			Goldman Sachs
Chinese Yuan Renminbi	45,000,000	7,219,637	International	8/5/2013	(11,999)

			Goldman Sachs
Chinese Yuan Renminbi	4,500,510	739,000	International	4/25/2014	(12,083)

Chinese Yuan Renminbi	4,399,455	723,000	HSBC BankUSA	4/25/2014	(12,405)

Chinese Yuan Renminbi	2,884,000	449,011	JPMorgan Chase Bank	11/15/2011	2,891

Chinese Yuan Renminbi	44,013,600	6,946,000	JPMorgan Chase Bank	6/1/2012	(16,120)

Chinese Yuan Renminbi	7,369,915	1,210,000	JPMorgan Chase Bank	4/25/2014	(19,620)

Chinese Yuan Renminbi	6,380,000	1,055,680	JPMorgan Chase Bank	9/8/2015	(10,528)

			Morgan Stanley and
Chinese Yuan Renminbi	4,368,300	710,000	Company, Inc.	9/8/2015	5,601

			Royal Bank of Scotland
Chinese Yuan Renminbi	14,000,000	2,225,755	PLC	8/5/2013	16,621

			Royal Bank of Scotland
Chinese Yuan Renminbi	7,499,973	1,229,000	PLC	4/25/2014	(17,613)

Chinese Yuan Renminbi	10,646,650	1,662,500	UBS AG	6/1/2012	13,800

Chinese Yuan Renminbi	15,000,000	2,389,867	UBS AG	8/5/2013	12,679

Chinese Yuan Renminbi	8,792,825	1,445,000	UBS AG	4/25/2014	(24,793)

Danish Krone	32,480,000	6,094,289	Deutsche Bank AG	10/7/2011	(246,782)

Euro	1,433,000	1,936,255	Barclays Bank PLC	10/3/2011	(16,394)

Euro	556,000	747,909	Barclays Bank PLC	10/7/2011	(3,026)

Euro	1,071,000	1,460,560	Citibank N.A.	10/6/2011	(25,711)

Euro	1,645,000	2,361,245	Citibank N.A.	10/19/2011	(157,619)

Euro	26,051,000	35,305,839	Citibank N.A.	11/18/2011	(414,260)

Euro	5,842,000	7,864,947	Credit Suisse London	10/3/2011	(38,128)

473

			Goldman Sachs
Euro	21,956,000	29,613,912	International	11/18/2011	(206,999)

Euro	3,071,000	4,143,547	HSBC BankUSA	10/3/2011	(29,175)

Euro	556,000	750,411	HSBC BankUSA	10/7/2011	(5,528)

Euro	1,995,000	2,682,268	JPMorgan Chase Bank	10/3/2011	(9,467)

Euro	1,051,000	1,428,411	JPMorgan Chase Bank	10/6/2011	(20,356)

Euro	508,000	684,713	JPMorgan Chase Bank	10/7/2011	(4,136)

Euro	6,029,000	8,275,112	JPMorgan Chase Bank	11/18/2011	(200,131)

			Morgan Stanley and
Euro	2,087,000	2,800,963	Company, Inc.	10/3/2011	(4,905)

			Royal Bank of Scotland
Euro	1,990,000	2,713,371	PLC	10/6/2011	(47,311)

Euro	1,631,000	2,203,775	UBS AG	10/3/2011	(18,643)

Euro	556,000	750,203	UBS AG	10/7/2011	(5,320)

Euro	2,340,000	3,187,386	UBS AG	11/18/2011	(53,292)

Hong Kong Dollar	21,470,478	2,758,000	Credit Suisse London	12/12/2011	1,301

Hong Kong Dollar	8,644,802	1,111,000	Deutsche Bank AG	12/12/2011	(4)

Hong Kong Dollar	8,341,125	1,072,000	HSBC BankUSA	12/12/2011	(31)

Hong Kong Dollar	14,906,121	1,916,000	HSBC BankUSA	12/21/2011	(143)

			Morgan Stanley and
Hong Kong Dollar	10,743,300	1,380,000	Company, Inc.	12/12/2011	687

Hong Kong Dollar	19,380,321	2,490,000	UBS AG	12/12/2011	683

Indian Rupee	66,203,853	1,465,335	UBS AG	11/18/2011	(122,175)

Indonesian Rupiah	25,281,600,000	2,797,566	Citibank N.A.	1/31/2012	49,391

Indonesian Rupiah	5,426,000,000	585,013	Deutsche Bank AG	10/31/2011	30,936

			Royal Bank of Scotland
Indonesian Rupiah	11,453,890,000	1,240,730	PLC	10/31/2011	59,495

Japanese Yen	11,487,956,000	150,503,812	Credit Suisse London	10/28/2011	(1,509,594)

Japanese Yen	272,974,000	3,559,939	Royal Bank of Canada	10/4/2011	(20,797)

Japanese Yen	12,051,506,000	157,886,886	UBS AG	10/28/2011	(1,583,648)

Malaysian Ringgit	5,367,442	1,767,350	UBS AG	4/23/2012	(94,593)

Mexican Peso	50,944,274	4,329,000	Barclays Bank PLC	11/18/2011	(671,149)

Mexican Peso	14,137,200	1,200,000	BNP Paribas SA	11/18/2011	(184,935)

Mexican Peso	24,687,914	2,091,000	Citibank N.A.	11/18/2011	(318,383)

Mexican Peso	1,685,660	143,338	Deutsche Bank AG	11/18/2011	(22,306)

Mexican Peso	38,674,896	3,187,000	HSBC BankUSA	11/18/2011	(410,103)

			Morgan Stanley and
Mexican Peso	158,410,748	13,283,093	Company, Inc.	11/18/2011	(1,909,040)

474

Mexican Peso	25,200,669	1,827,000	UBS AG	11/18/2011	(17,566)

			Goldman Sachs
Norwegian Krone	2,783,000	513,972	International	10/7/2011	(39,943)

Philippine Peso	80,000,000	1,844,020	Citibank N.A.	3/15/2012	(21,858)

Philippine Peso	260,256,860	5,987,045	JPMorgan Chase Bank	3/15/2012	(59,170)

Pound Sterling	381,000	602,798	Citibank N.A.	12/8/2011	(9,048)

Singapore Dollar	1,436,000	1,105,426	Barclays Bank PLC	12/9/2011	(7,172)

Singapore Dollar	10,306,883	7,945,000	Citibank N.A.	12/9/2011	(62,288)

			Goldman Sachs
Singapore Dollar	1,573,207	1,224,000	International	12/9/2011	(20,810)

Singapore Dollar	4,354,034	3,370,000	HSBC BankUSA	12/9/2011	(40,031)

Singapore Dollar	1,345,365	1,046,000	JPMorgan Chase Bank	12/9/2011	(17,064)

			Royal Bank of Scotland
Singapore Dollar	200,000	165,481	PLC	12/9/2011	(12,521)

Singapore Dollar	3,726,457	2,934,449	UBS AG	12/9/2011	(84,451)

South African Rand	273,692	38,897	HSBC BankUSA	10/28/2011	(5,120)

South Korean Won	6,174,654,088	5,231,961	JPMorgan Chase Bank	11/14/2011	9,680

			Morgan Stanley and
South Korean Won	3,806,264,000	3,256,000	Company, Inc.	11/14/2011	(24,876)

South Korean Won	998,745,600	839,000	UBS AG	11/14/2011	8,832

Swedish Krona	15,669,000	2,427,515	Barclays Bank PLC	10/7/2011	(144,200)

Swedish Krona	15,670,000	2,434,591	Deutsche Bank AG	10/7/2011	(151,130)

Swiss Franc	21,000	23,370	Royal Bank of Canada	10/4/2011	(201)

Taiwan Dollar	20,000,000	698,568	Barclays Capital	1/11/2012	(40,233)

Taiwan Dollar	74,714,605	2,602,299	JPMorgan Chase Bank	1/11/2012	(142,939)

		$574,550,392			($9,320,281)

Sells

Australian Dollar	26,647,000	$25,972,431	Deutsche Bank AG	11/10/2011	$302,021

Australian Dollar	197,000	193,825	UBS AG	10/6/2011	3,212

Canadian Dollar	1,335,000	1,295,471	Citibank N.A.	10/3/2011	21,495

Canadian Dollar	657,000	631,957	Citibank N.A.	10/31/2011	5,400

Canadian Dollar	14,207,000	14,316,016	Deutsche Bank AG	10/31/2011	767,301

			Morgan Stanley and
Canadian Dollar	639,000	628,683	Company, Inc.	10/31/2011	19,292

Chilean Peso	10,248,800	21,502	JPMorgan Chase Bank	10/26/2011	1,838

Euro	6,824,000	9,299,809	Barclays Bank PLC	11/18/2011	160,039

Euro	16,059,000	21,784,034	Citibank N.A.	10/3/2011	268,991

Euro	3,308,000	4,557,820	Citibank N.A.	11/18/2011	127,228

475

Euro	4,268,000	6,146,680	JPMorgan Chase Bank	11/18/2011	430,306

Euro	5,497,000	7,777,762	Royal Bank of Canada	11/18/2011	415,317

			Royal Bank of Scotland
Euro	61,310,000	87,838,472	PLC	11/18/2011	5,722,518

Euro	950,000	1,368,595	UBS AG	11/18/2011	96,206

Indian Rupee	65,816,370	1,359,000	Deutsche Bank AG	7/12/2012	44,584

Indonesian Rupiah	21,051,750,000	2,449,302	Deutsche Bank AG	10/31/2011	59,545

Indonesian Rupiah	21,233,400,000	2,469,000	HSBC BankUSA	10/31/2011	58,623

Japanese Yen	121,562,000	1,590,023	Barclays Bank PLC	10/4/2011	13,956

Japanese Yen	153,468,800	2,000,000	Deutsche Bank AG	10/4/2011	10,258

Japanese Yen	1,025,288,000	13,357,583	JPMorgan Chase Bank	10/17/2011	62,110

Japanese Yen	272,974,000	3,560,896	Royal Bank of Canada	10/28/2011	20,532

Malaysian Ringgit	5,420,315	1,765,000	Citibank N.A.	4/23/2012	75,765

Mexican Peso	9,933,528	788,000	Barclays Bank PLC	11/18/2011	74,763

Mexican Peso	15,867,930	1,334,000	Citibank N.A.	11/18/2011	194,666

Mexican Peso	80,000,000	6,789,558	HSBC BankUSA	10/20/2011	1,029,857

Mexican Peso	266,472,831	21,104,220	HSBC BankUSA	11/18/2011	1,971,200

			Morgan Stanley and
Mexican Peso	131,866,389	11,193,000	Company, Inc.	11/18/2011	1,724,859

Mexican Peso	46,686,826	3,880,000	UBS AG	11/18/2011	527,838

New Zealand Dollar	33,472,000	26,114,854	Citibank N.A.	10/20/2011	626,521

Philippine Peso	141,979,660	3,276,000	Barclays Capital	11/15/2011	35,398

Philippine Peso	71,130,890	1,667,000	Citibank N.A.	3/15/2012	46,850

Philippine Peso	80,519,400	1,860,000	JPMorgan Chase Bank	11/15/2011	22,192

			Morgan Stanley and
Philippine Peso	44,722,600	1,030,000	Company, Inc.	11/15/2011	9,233

Pound Sterling	1,280,000	2,001,293	Barclays Bank PLC	12/8/2011	6,545

Pound Sterling	9,235,000	14,717,214	Citibank N.A.	12/8/2011	325,421

Pound Sterling	255,000	399,880	JPMorgan Chase Bank	10/6/2011	2,241

Pound Sterling	200,000	311,792	JPMorgan Chase Bank	10/7/2011	(79)

Pound Sterling	2,409,000	3,794,753	JPMorgan Chase Bank	12/8/2011	40,576

Pound Sterling	1,593,000	2,446,733	Royal Bank of Canada	12/8/2011	(35,793)

Singapore Dollar	1,091,211	883,000	Deutsche Bank AG	12/9/2011	48,441

Swiss Franc	21,000	23,371	Royal Bank of Canada	10/7/2011	201

Swiss Franc	74,270	86,000	UBS AG	10/4/2011	4,061

Taiwan Dollar	51,768,920	1,841,000	Barclays Capital	1/11/2012	136,937

Taiwan Dollar	42,982,620	1,471,000	Citibank N.A.	1/11/2012	56,153

		$317,396,529			$15,534,618

476

Heritage Trust
The Portfolio uses forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended September 30,
2011, the Portfolio held forward foreign currency contracts with USD absolute notional values ranging from approximately $0.5 million to $1.4 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Heritage Trust	Buys

				Credit Suisse Securities
	Pound Sterling	13,455	$21,049	(USA) LLC	10/31/2011	($73)

			$21,049			($73)

	Sells

	Euro	563,103	$766,171	UBS AG	10/31/2011	$11,915

				Credit Suisse Securities
	Pound Sterling	398,941	623,887	(USA) LLC	10/31/2011	1,949

			$1,390,058			$13,864

High Yield Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended September 30,
2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $6.8 million to $18.3 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

High Yield Trust	Buys

	Euro	277,409	$398,421	Barclays Bank PLC	11/16/2011	($26,868)

	Euro	1,065,619	1,517,781	Citibank N.A.	11/16/2011	(90,527)

			$1,916,202			($117,395)

	Sells

	Euro	604,990	$825,630	JPMorgan Chase Bank	10/17/2011	$15,179

	Euro	2,040,538	2,933,853	Citibank N.A.	11/16/2011	200,826

	Euro	988,476	1,395,461	UBS AG	11/16/2011	71,530

			$5,154,944			$287,535

International Core Trust

477

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended September 30,
2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $125.0 million to $224.3 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

International Core
Trust	Buys

				Royal Bank of Scotland
	Danish Krone	14,635,827	$2,687,144	PLC	10/21/2011	($52,317)

				Morgan Stanley Capital
	Euro	4,956,000	7,149,109	Services, Inc.	10/21/2011	(510,206)

	Hong Kong Dollar	22,452,903	2,883,050	Barclays Bank PLC	10/21/2011	784

				Brown Brothers
	Hong Kong Dollar	36,072,538	4,632,197	Harriman & Company	10/21/2011	933

	Hong Kong Dollar	16,119,640	2,069,858	JPMorgan Chase Bank	10/21/2011	536

				Morgan Stanley Capital
	Hong Kong Dollar	28,717,903	3,687,784	Services, Inc.	10/21/2011	722

				State Street Bank &
	Hong Kong Dollar	41,351,807	5,311,831	Trust Company	10/21/2011	(636)

	Japanese Yen	589,220,000	7,707,764	Bank of America N.A.	10/21/2011	(66,585)

	Pound Sterling	1,283,988	2,098,038	Bank of America N.A.	10/21/2011	(96,131)

				Brown Brothers
	Pound Sterling	972,372	1,592,308	Harriman & Company	10/21/2011	(76,252)

	Pound Sterling	4,213,301	6,898,438	Deutsche Bank AG	10/21/2011	(329,346)

	Pound Sterling	7,075,397	11,579,878	Mellon Bank N.A.	10/21/2011	(548,400)

				Morgan Stanley Capital
	Pound Sterling	2,446,000	4,005,981	Services, Inc.	10/21/2011	(192,344)

				State Street Bank &
	Pound Sterling	2,053,513	3,360,841	Trust Company	10/21/2011	(159,143)

	Singapore Dollar	13,673,779	11,358,846	Bank of America N.A.	10/21/2011	(903,693)

	Singapore Dollar	1,704,494	1,417,017	Mellon Bank N.A.	10/21/2011	(113,738)

				Royal Bank of Scotland
	Singapore Dollar	3,172,496	2,635,960	PLC	10/21/2011	(210,227)

				State Street Bank &
	Singapore Dollar	2,720,643	2,261,361	Trust Company	10/21/2011	(181,121)

	Swiss Franc	3,781,362	4,438,722	JPMorgan Chase Bank	10/21/2011	(265,234)

	Swiss Franc	334,215	429,133	Mellon Bank N.A.	10/21/2011	(60,260)

478

				Morgan Stanley Capital
	Swiss Franc	1,604,000	2,054,619	Services, Inc.	10/21/2011	(284,285)

			$90,259,879			($4,046,943)

	Sells

				Brown Brothers
	Canadian Dollar	5,231,941	$5,298,320	Harriman & Company	10/21/2011	$307,635

	Canadian Dollar	3,483,809	3,537,419	Deutsche Bank AG	10/21/2011	214,256

	Canadian Dollar	5,776,953	5,849,901	Mellon Bank N.A.	10/21/2011	339,336

				Royal Bank of Scotland
	Canadian Dollar	2,623,189	2,672,445	PLC	10/21/2011	170,218

				Royal Bank of Scotland
	Danish Krone	21,872,103	4,214,692	PLC	10/21/2011	277,147

				State Street Bank &
	Danish Krone	10,145,862	1,955,429	Trust Company	10/21/2011	128,912

	Euro	403,252	578,785	Bank of America N.A.	10/21/2011	38,601

	Euro	3,097,011	4,449,705	JPMorgan Chase Bank	10/21/2011	301,045

				Morgan Stanley Capital
	Euro	9,794,222	13,548,764	Services, Inc.	10/21/2011	428,729

				State Street Bank &
	Hong Kong Dollar	15,312,442	1,963,040	Trust Company	10/21/2011	(3,679)

	Japanese Yen	673,921,050	8,786,700	Bank of America N.A.	10/21/2011	47,093

	Japanese Yen	920,159,782	12,003,209	JPMorgan Chase Bank	10/21/2011	70,305

				State Street Bank &
	Japanese Yen	303,914,000	3,963,381	Trust Company	10/21/2011	22,134

				Brown Brothers
	New Zealand Dollar	1,265,509	1,056,240	Harriman & Company	10/21/2011	92,646

				Royal Bank of Scotland
	New Zealand Dollar	2,038,511	1,681,435	PLC	10/21/2011	129,256

	Singapore Dollar	1,575,367	1,267,340	Bank of America N.A.	10/21/2011	62,793

	Swedish Krona	2,289,000	354,088	Bank of America N.A.	10/21/2011	20,767

			$73,180,893			$2,647,194

International Equity Index Trust A
The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended September 30, 2011, the Portfolio held forward foreign currency contracts with USD absolute notional values ranging from approximately $9.2 million to $12.8 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

479

International
Equity Index Trust
A	Buys

	Australian Dollar	700,000	$744,128	Societe Generale	10/21/2011	($68,099)

	Canadian Dollar	750,000	780,908	Societe Generale	10/21/2011	(65,492)

	Euro	2,400,000	3,389,520	JPMorgan Chase Bank	10/21/2011	(174,555)

	Hong Kong Dollar	5,000,000	642,352	Credit Suisse London	10/21/2011	(155)

	Japanese Yen	325,000,000	4,116,373	UBS AG	10/21/2011	98,323

	Pound Sterling	1,200,000	1,930,980	JPMorgan Chase Bank	10/21/2011	(60,022)

	Swedish Krona	8,000,000	1,229,217	UBS AG	10/21/2011	(64,267)

			$12,833,478			($334,267)

International Equity Index Trust B
The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended September 30, 2011, the Portfolio held forward foreign currency contracts with USD absolute notional values ranging from approximately $9.1 million to $10.5 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

International
Equity Index Trust
B	Buys

	Australian Dollar	800,000	$850,432	Societe Generale	10/21/2011	($77,827)

	Canadian Dollar	1,000,000	1,041,211	Societe Generale	10/21/2011	(87,323)

	Euro	2,000,000	2,824,600	JPMorgan Chase Bank	10/21/2011	(145,462)

	Hong Kong Dollar	3,500,000	449,646	Credit Suisse London	10/21/2011	(109)

	Japanese Yen	280,000,000	3,546,414	UBS AG	10/21/2011	84,709

	Pound Sterling	800,000	1,287,320	JPMorgan Chase Bank	10/21/2011	(40,014)

	Swedish Krona	3,500,000	537,782	UBS AG	10/21/2011	(28,117)

			$10,537,405			($294,143)

International Opportunities Trust
The Portfolio used forward foreign contracts to manage against anticipated currency exchange rates. During the period ended September 30, 2011, the Portfolio held forward foreign contracts with USD absolute notional values ranging from approximately $44.9 million to 78.4 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

480

International
Opportunities
Trust	Buys

				State Street Bank &
	Japanese Yen	3,115,951,048	$39,863,978	Trust Company	10/11/2011	$538,782

			$39,863,978			$538,782

	Sells

				State Street Bank &
	Japanese Yen	3,115,951,048	$38,572,009	Trust Company	10/11/2011	($1,830,751)

			$38,572,009			($1,830,751)

Investment Quality Bond Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies.
During the period ended September 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $11.8 million to $78.6 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Investment
Quality Bond
Trust	Buys

	Brazilian Real	3,760,000	$2,264,060	Royal Bank of Canada	12/2/2011	($287,828)

	Mexican Peso	21,780,000	1,711,121	Citibank N.A.	12/21/2011	(151,870)

	Mexican Peso	7,260,000	564,914	Royal Bank of Canada	12/21/2011	(45,164)

			$4,540,095			($484,862)

	Sells

	Brazilian Real	8,630,000	$5,115,566	Royal Bank of Canada	12/2/2011	$579,695

	Mexican Peso	29,040,000	2,185,616	Royal Bank of Canada	12/21/2011	106,614

			$7,301,182			$686,309

Mutual Shares Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the
Portfolio. During the period ended September 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $113.9 million to $168.7 million, as measured at each quarter end

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Mutual Shares
Trust	Buys

481

Euro	222,733	$303,566	Bank of America N.A.	3/15/2012	($5,275)

Euro	1,289,050	1,740,384	Deutsche Bank AG	3/15/2012	(14,056)

			State Street Bank &
Euro	210,817	284,043	Trust Company	3/15/2012	(1,711)

Japanese Yen	36,917,920	453,567	Bank of America N.A.	10/20/2011	25,188

Japanese Yen	62,429,216	784,123	Barclays Bank PLC	10/20/2011	25,466

Japanese Yen	86,428,144	1,082,225	Deutsche Bank AG	10/20/2011	38,584

Japanese Yen	18,935,259	243,478	HSBC BankUSA	10/20/2011	2,077

			State Street Bank &
Japanese Yen	11,000,000	136,107	Trust Company	10/20/2011	6,543

Norwegian Krone	4,464,918	790,009	Bank of America N.A.	12/19/2011	(32,112)

Norwegian Krone	441,900	77,853	Deutsche Bank AG	12/19/2011	(2,842)

Pound Sterling	628,078	1,012,583	Bank of America N.A.	11/18/2011	(33,600)

Pound Sterling	497,139	778,220	Barclays Bank PLC	11/18/2011	(3,330)

Pound Sterling	895,865	1,476,099	Deutsche Bank AG	11/18/2011	(79,716)

			State Street Bank &
Pound Sterling	328,354	518,349	Trust Company	11/18/2011	(6,545)

Swiss Franc	230,571	$255,381	Bank of America N.A.	2/10/2012	($218)

Swiss Franc	1,054,089	1,174,519	Barclays Bank PLC	2/10/2012	(8,003)

Swiss Franc	4,092,097	5,020,375	Deutsche Bank AG	2/10/2012	(491,821)

			State Street Bank &
Swiss Franc	261,555	336,364	Trust Company	2/10/2012	(46,911)

		$16,467,245			($628,282)

Sells

Australian Dollar	556,600	$587,957	Bank of America N.A.	12/21/2011	$54,323

Australian Dollar	2,264,768	2,316,858	Bank of America N.A.	2/23/2012	159,640

Australian Dollar	48,728	51,480	Barclays Bank PLC	12/21/2011	4,762

Australian Dollar	136,977	132,194	Barclays Bank PLC	2/23/2012	1,722

Australian Dollar	55,123	53,199	Deutsche Bank AG	2/23/2012	694

Euro	22,587,758	30,900,053	Bank of America N.A.	3/15/2012	649,958

Euro	619,559	853,595	Barclays Bank PLC	3/15/2012	23,866

Euro	403,196	558,770	Deutsche Bank AG	3/15/2012	18,799

Japanese Yen	148,339,731	1,800,239	Bank of America N.A.	10/20/2011	(123,449)

Japanese Yen	9,964,320	120,000	Barclays Bank PLC	10/20/2011	(9,218)

Japanese Yen	41,437,970	506,627	Deutsche Bank AG	10/20/2011	(30,745)

Japanese Yen	81,943,126	1,003,192	HSBC BankUSA	10/20/2011	(59,455)

			State Street Bank &
Norwegian Krone	10,627,014	1,966,746	Trust Company	12/19/2011	162,863

482

	Pound Sterling	15,330,439	24,818,294	Bank of America N.A.	11/18/2011	922,764

	Pound Sterling	7,866,471	12,725,314	Barclays Bank PLC	11/18/2011	463,858

	Pound Sterling	290,000	476,258	Deutsche Bank AG	11/18/2011	24,236

	Pound Sterling	158,425	247,682	HSBC BankUSA	11/18/2011	745

				State Street Bank &
	Pound Sterling	3,223,214	5,192,150	Trust Company	11/18/2011	168,132

	Swiss Franc	237,435	305,894	Bank of America N.A.	2/10/2012	43,135

	Swiss Franc	4,732,200	6,232,105	Barclays Bank PLC	2/10/2012	995,175

	Swiss Franc	5,010,288	6,579,069	Deutsche Bank AG	2/10/2012	1,034,390

			$97,427,676			$4,506,195

New Income Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies.
During the period ended September 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $356.7 million to $505.0 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

New Income Trust	Buys

	Brazilian Real	32,115,000	$17,782,392	Barclays Bank PLC	10/4/2011	($702,217)

				Goldman Sachs
	Canadian Dollar	6,665,000	6,469,241	International	11/14/2011	(114,906)

	Chinese Yuan Renminbi	79,300,000	12,464,634	Credit Suisse London	9/28/2012	64,346

	Chinese Yuan Renminbi	97,335,000	15,251,489	Deutsche Bank AG	6/25/2012	76,635

				Morgan Stanley and
	Chinese Yuan Renminbi	47,740,000	7,321,524	Company, Inc.	12/19/2011	162,727

				State Street Bank
	Chinese Yuan Renminbi	102,140,000	15,659,640	London	12/19/2011	352,959

				Morgan Stanley and
	Malaysian Ringgit	111,440,000	36,895,775	Company, Inc.	10/7/2011	(1,992,983)

				Standard Chartered
	Malaysian Ringgit	43,995,000	13,585,832	Bank	10/5/2011	194,375

	Norwegian Krone	33,075,000	5,631,992	Barclays Bank PLC	11/28/2011	(12,215)

	Norwegian Krone	46,425,000	8,421,921	Royal Bank of Canada	11/9/2011	(526,724)

				Royal Bank of Scotland
	Pound Sterling	4,410,000	6,895,476	PLC	12/5/2011	(22,753)

	Pound Sterling	4,620,000	7,397,174	UBS AG	10/5/2011	(192,816)

				Standard Chartered
	Singapore Dollar	8,535,000	6,861,209	Bank	11/16/2011	(334,567)

483

				State Street Bank
	Singapore Dollar	8,740,000	7,105,691	London	10/13/2011	(423,089)

	South Korean Won	16,472,760,000	15,148,062	Citibank N.A.	11/14/2011	(1,164,395)

	Swedish Krona	93,885,000	13,549,770	Credit Suisse Securities	11/28/2011	96,001

			$196,441,822			($4,539,622)

	Sells

	Brazilian Real	33,660,000	$18,421,629	Barclays Bank PLC	12/2/2011	$730,154

	Brazilian Real	32,115,000	19,704,872	Royal Bank of Canada	10/4/2011	2,624,696

	Canadian Dollar	6,665,000	6,683,312	Royal Bank of Canada	11/14/2011	328,978

	Chinese Yuan Renminbi	149,880,000	23,434,847	Credit Suisse London	12/19/2011	(62,004)

	Euro	6,055,000	8,464,527	Deutsche Bank AG	11/8/2011	354,449

				Merrill Lynch
	Euro	6,525,000	8,889,921	International	11/8/2011	150,324

				Royal Bank of Scotland
	Euro	43,665,000	58,633,799	PLC	11/28/2011	152,764

				Standard Chartered
	Malaysian Ringgit	111,440,000	35,833,421	Bank	10/7/2011	930,629

	Mexican Peso	172,850,000	13,323,416	UBS AG	11/14/2011	908,043

				Royal Bank of Scotland
	Pound Sterling	4,620,000	7,227,805	PLC	10/5/2011	23,447

			$200,617,549			$6,141,480

Real Return Bond Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the period ended September 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $25.5 million to $36.2 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Real Return Bond
Trust	Buys

	Australian Dollar	100,000	$97,390	Royal Bank of Canada	10/4/2011	($620)

	Brazilian Real	391,953	237,159	Barclays Capital	11/3/2011	(30,150)

	Brazilian Real	30,000	18,785	HSBC BankUSA	11/3/2011	(2,941)

				Morgan Stanley and
	Brazilian Real	30,000	18,972	Company, Inc.	11/3/2011	(3,127)

	Canadian Dollar	1,060,000	1,068,134	Deutsche Bank AG	10/31/2011	(57,249)

	Chinese Yuan Renminbi	461,000	71,751	Barclays Capital	11/15/2011	484

	Chinese Yuan Renminbi	2,775,519	427,233	Citibank N.A.	11/15/2011	7,671

484

Chinese Yuan Renminbi	3,242,426	504,253	JPMorgan Chase Bank	11/15/2011	3,811

Euro	214,000	301,163	UBS AG	11/18/2011	(14,540)

Indian Rupee	56,690,010	1,219,665	JPMorgan Chase Bank	7/12/2012	(87,510)

Malaysian Ringgit	104,618	35,083	Citibank N.A.	11/10/2011	(2,358)

Malaysian Ringgit	1,433,203	472,536	JPMorgan Chase Bank	4/23/2012	(25,880)

			Morgan Stanley and
Mexican Peso	7,897,430	673,239	Company, Inc.	11/18/2011	(106,195)

			Royal Bank of Scotland
Singapore Dollar	200,000	$165,481	PLC	12/9/2011	($12,521)

Singapore Dollar	659,472	547,393	UBS AG	12/9/2011	(43,029)

South Korean Won	1,875,340,000	1,763,283	JPMorgan Chase Bank	11/14/2011	(171,314)

		$7,621,520			($545,468)

Sells

Australian Dollar	300,000	$292,558	Citibank N.A.	11/10/2011	$3,552

Australian Dollar	3,726,000	3,631,678	Deutsche Bank AG	11/10/2011	42,231

Australian Dollar	100,000	99,575	JPMorgan Chase Bank	10/4/2011	2,805

Australian Dollar	100,000	96,938	Royal Bank of Canada	11/10/2011	603

Brazilian Real	159,100	97,787	Deutsche Bank AG	11/3/2011	13,759

Euro	10,000	13,778	Citibank N.A.	11/18/2011	385

			Royal Bank of Scotland
Euro	9,162,000	13,103,263	PLC	11/18/2011	832,078

Indian Rupee	7,052,923	152,436	Barclays Capital	11/18/2011	9,344

Japanese Yen	15,796,000	196,574	Citibank N.A.	10/17/2011	(8,261)

Japanese Yen	560,000,000	7,197,943	JPMorgan Chase Bank	10/31/2011	(65,347)

Pound Sterling	674,000	1,075,798	Barclays Bank PLC	12/8/2011	25,439

Pound Sterling	139,000	219,438	Citibank N.A.	12/8/2011	2,821

			Goldman Sachs
Pound Sterling	847,000	1,313,299	International	12/8/2011	(6,663)

Pound Sterling	195,000	308,176	JPMorgan Chase Bank	12/8/2011	4,289

Pound Sterling	46,000	73,401	UBS AG	12/8/2011	1,715

			Morgan Stanley and
South Korean Won	619,400,093	544,802	Company, Inc.	11/14/2011	18,995

		$28,417,444			$877,745

Strategic Allocation Trust
The Portfolio used forward foreign currency exchange contracts to manage against anticipated currency exchange rate changes. During the period ended
September 30, 2011, the Portfolio held foreign forward currency contracts with USD notional absolute values up to approximately $5.3 million, as measured at each quarter end.

485

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Strategic
Allocation Trust	Buys

	Euro	1,591,558	$2,179,207	Bank of Montreal	1/25/2012	($47,691)

				Toronto Dominion
	Euro	45,885	62,650	Bank	1/25/2012	(1,198)

	Pound Sterling	994,952	1,552,240	Bank of Montreal	1/25/2012	(2,387)

				Toronto Dominion
	Pound Sterling	36,782	57,547	Bank	1/25/2012	(251)

	Japanese Yen	97,721,900	1,280,979	Bank of Montreal	1/25/2012	(11,708)

			$5,132,623			($63,235)

	Sells

	Euro	15,300	$20,678	Bank of Montreal	1/25/2012	$187

				Toronto Dominion
	Euro	85,267	115,327	Bank	1/25/2012	1,132

			$136,005			$1,319

Strategic Income Opportunities Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended September 30,
2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $89.9 million to $1.1 billion, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Strategic Income
Opportunities
Trust	Buys

				Canadian Imperial Bank
	Australian Dollar	1,625,000	$1,629,469	of Commerce	1/25/2012	($77,195)

	Canadian Dollar	14,894,550	15,000,000	Royal Bank of Canada	1/25/2012	(815,945)

	Mexican Peso	48,484,500	3,576,555	Bank of Nova Scotia	1/25/2012	(115,846)

	New Zealand Dollar	1,600,000	1,236,400	Royal Bank of Canada	1/25/2012	(26,331)

				Royal Bank of Scotland
	Singapore Dollar	4,794,188	3,750,000	PLC	1/25/2012	(81,260)

			$25,192,424			($1,116,577)

	Sells

	Australian Dollar	14,725,000	$14,249,132	Bank of Montreal	1/25/2012	$183,141

486

				State Street Bank &
	Australian Dollar	5,398,985	5,434,780	Trust Company	1/25/2012	277,424

	Euro	12,147,231	16,679,728	Bank of Nova Scotia	1/25/2012	411,382

				State Street Bank &
	Pound Sterling	1,625,000	2,536,219	Trust Company	1/25/2012	4,929

	New Zealand Dollar	32,648,735	25,790,544	Bank of Montreal	1/25/2012	1,098,541

			$64,690,403			$1,975,417

Total Return Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the period ended September 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $648.1 million to $1.8 billion, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Total Return Trust	Buys

	Brazilian Real	95,222,947	$58,562,698	HSBC BankUSA	11/3/2011	($8,270,959)

	Canadian Dollar	26,100,000	25,327,191	Citibank N.A.	10/3/2011	(420,235)

	Chinese Yuan Renminbi	10,414,000	1,607,004	Barclays Capital	11/15/2011	24,795

	Chinese Yuan Renminbi	37,011,000	5,788,758	Barclays Capital	2/13/2012	22,661

	Chinese Yuan Renminbi	36,474,500	5,700,000	Barclays Capital	6/1/2012	42,859

	Chinese Yuan Renminbi	13,402,690	2,100,000	Citibank N.A.	6/1/2012	10,235

	Chinese Yuan Renminbi	14,519,900	2,300,000	Citibank N.A.	2/1/2013	6,687

	Chinese Yuan Renminbi	10,846,000	1,717,906	Deutsche Bank AG	6/1/2012	(10,219)

				Goldman Sachs
	Chinese Yuan Renminbi	7,572,000	1,200,000	International	2/1/2013	2,917

	Chinese Yuan Renminbi	31,089,450	4,842,216	HSBC BankUSA	11/15/2011	29,277

	Chinese Yuan Renminbi	6,426,300	1,000,000	HSBC BankUSA	2/13/2012	9,049

	Chinese Yuan Renminbi	54,291,700	8,500,000	HSBC BankUSA	6/1/2012	48,152

	Chinese Yuan Renminbi	36,651,000	5,698,086	JPMorgan Chase Bank	11/15/2011	44,862

	Chinese Yuan Renminbi	79,927,100	12,500,000	JPMorgan Chase Bank	6/1/2012	84,410

				Morgan Stanley and
	Chinese Yuan Renminbi	7,013,650	1,100,000	Company, Inc.	6/1/2012	4,289

				Royal Bank of Scotland
	Chinese Yuan Renminbi	7,068,475	1,092,331	PLC	11/15/2011	15,248

				Royal Bank of Scotland
	Chinese Yuan Renminbi	3,846,600	600,000	PLC	6/1/2012	5,642

	Euro	2,978,000	4,293,725	Barclays Bank PLC	10/19/2011	(304,426)

	Euro	9,107,000	12,804,613	Citibank N.A.	10/19/2011	(604,966)

487

Euro	5,070,000	7,249,915	UBS AG	10/19/2011	(458,193)

Indian Rupee	148,125,000	3,220,809	Barclays Capital	11/18/2011	(215,611)

Indian Rupee	559,358,000	12,034,380	JPMorgan Chase Bank	7/12/2012	(863,461)

Indonesian Rupiah	17,755,590,000	1,958,049	Bank of America N.A.	1/31/2012	41,405

Indonesian Rupiah	11,922,000,000	1,285,391	Deutsche Bank AG	10/31/2011	67,973

Indonesian Rupiah	9,090,000,000	1,049,654	Deutsche Bank AG	1/31/2012	(26,030)

Indonesian Rupiah	9,305,000,000	1,064,645	HSBC BankUSA	1/31/2012	(16,811)

Indonesian Rupiah	93,416,320,000	10,339,382	HSBC BankUSA	7/2/2012	25,750

			Royal Bank of Scotland
Indonesian Rupiah	25,167,300,000	2,726,221	PLC	10/31/2011	130,725

Indonesian Rupiah	4,401,000,000	502,111	UBS AG	1/31/2012	(6,515)

Japanese Yen	15,434,000	201,354	Barclays Bank PLC	10/4/2011	(1,250)

Japanese Yen	30,869,000	402,627	Royal Bank of Canada	10/17/2011	(2,332)

Japanese Yen	15,435,000	201,865	UBS AG	10/4/2011	(1,748)

Malaysian Ringgit	20,884,282	6,873,221	UBS AG	4/23/2012	(364,658)

Mexican Peso	46,835,377	1,055,476	Barclays Capital	11/15/2011	13,513

Mexican Peso	144,242,000	3,286,116	Citibank N.A.	11/15/2011	6,123

Mexican Peso	121,600,000	2,802,903	Citibank N.A.	3/15/2012	(33,217)

Mexican Peso	19,822,500	450,000	Deutsche Bank AG	11/15/2011	2,437

Mexican Peso	6,737,345	572,903	Deutsche Bank AG	11/18/2011	(89,155)

			Goldman Sachs
Mexican Peso	21,960,000	500,000	International	11/15/2011	1,224

Mexican Peso	11,936,200	1,000,000	HSBC BankUSA	11/18/2011	(142,969)

Mexican Peso	57,065,000	1,300,000	JPMorgan Chase Bank	11/15/2011	2,475

Mexican Peso	393,402,000	9,057,602	JPMorgan Chase Bank	3/15/2012	(97,077)

			Morgan Stanley and
Mexican Peso	558,914,150	46,856,644	Company, Inc.	11/18/2011	(6,726,039)

			Morgan Stanley and
Mexican Peso	91,263,500	2,095,843	Company, Inc.	3/15/2012	(17,133)

Mexican Peso	4,774,600	400,000	UBS AG	11/18/2011	(57,179)

Singapore Dollar	1,394,346	1,106,409	Citibank N.A.	12/9/2011	(40,007)

Singapore Dollar	20,187,908	16,759,708	JPMorgan Chase Bank	12/9/2011	(1,319,981)

			Royal Bank of Scotland
Singapore Dollar	5,300,000	4,385,239	PLC	12/9/2011	(331,795)

Singapore Dollar	4,000,000	3,303,978	UBS AG	12/9/2011	(244,775)

South African Rand	88,746,835	12,612,713	HSBC BankUSA	10/28/2011	(1,660,148)

South African Rand	7,600,450	1,042,085	JPMorgan Chase Bank	1/26/2012	(115,331)

South Korean Won	42,172,591,300	39,652,664	JPMorgan Chase Bank	11/14/2011	(3,852,502)

488

Taiwan Dollar	68,628,380	2,394,570	Barclays Capital	1/11/2012	(135,545)

		$356,479,005			($25,787,559)

Sells

Brazilian Real	6,893,650	$4,000,000	Barclays Capital	11/3/2011	$359,138

			Morgan Stanley and
Brazilian Real	6,752,780	3,900,000	Company, Inc.	11/3/2011	333,538

Canadian Dollar	17,600,000	17,030,006	Citibank N.A.	10/3/2011	234,510

Canadian Dollar	30,832,000	29,833,610	Citibank N.A.	11/17/2011	440,495

Canadian Dollar	16,993,000	17,107,656	Deutsche Bank AG	11/17/2011	907,694

			Morgan Stanley and
Canadian Dollar	29,000	28,520	Company, Inc.	11/17/2011	874

Canadian Dollar	23,361,000	23,305,623	Royal Bank of Canada	11/17/2011	1,034,848

Canadian Dollar	8,500,000	8,243,064	UBS AG	10/3/2011	131,603

Canadian Dollar	719,299	700,000	UBS AG	10/6/2011	13,629

Chinese Yuan Renminbi	14,602,300	2,300,000	HSBC BankUSA	6/1/2012	888

Euro	4,895,000	6,950,411	Barclays Bank PLC	10/19/2011	393,117

Euro	3,572,000	5,049,486	BNP Paribas SA	10/19/2011	264,470

Euro	234,000	335,547	Citibank N.A.	10/19/2011	22,083

Euro	2,309,000	3,255,321	Deutsche Bank AG	10/19/2011	162,207

Euro	49,547,000	70,389,660	JPMorgan Chase Bank	10/19/2011	4,016,987

			Morgan Stanley and
Euro	120,952,000	168,546,612	Company, Inc.	10/19/2011	6,520,505

Indian Rupee	33,622,000	700,000	Barclays Capital	11/18/2011	17,868

Indian Rupee	223,473,000	4,600,000	Citibank N.A.	11/18/2011	66,122

			Goldman Sachs
Indian Rupee	24,160,000	500,000	International	11/18/2011	9,836

Indian Rupee	43,506,000	900,000	HSBC BankUSA	11/18/2011	17,339

Indonesian Rupiah	43,994,400,000	4,800,000	Citibank N.A.	10/31/2011	(194,164)

Indonesian Rupiah	27,267,000,000	3,000,000	HSBC BankUSA	10/31/2011	(95,300)

Indonesian Rupiah	33,004,000,000	3,700,000	UBS AG	10/31/2011	(46,554)

Japanese Yen	7,059,000,000	89,241,467	Bank of America N.A.	10/24/2011	(2,305,684)

Japanese Yen	2,295,000,000	29,735,683	Bank of America N.A.	11/14/2011	(37,225)

Japanese Yen	4,076,000,000	52,830,594	Barclays Bank PLC	11/14/2011	(47,127)

Japanese Yen	426,000,000	5,555,954	Barclays Bank PLC	11/21/2011	28,873

Japanese Yen	1,140,566,000	14,372,243	Citibank N.A.	10/17/2011	(418,103)

Japanese Yen	5,361,000,000	67,840,579	Citibank N.A.	10/24/2011	(1,685,455)

Japanese Yen	3,100,000,000	40,154,322	Citibank N.A.	11/7/2011	(57,388)

Japanese Yen	2,295,000,000	29,716,816	Citibank N.A.	11/14/2011	(56,091)

489

Japanese Yen	1,128,000,000	14,707,992	Citibank N.A.	11/21/2011	72,903

Japanese Yen	7,720,000,000	95,418,196	Deutsche Bank AG	10/11/2011	(4,682,641)

Japanese Yen	1,090,900,000	13,741,718	Deutsche Bank AG	10/17/2011	(404,582)

Japanese Yen	3,270,000,000	41,364,392	Deutsche Bank AG	10/24/2011	(1,043,765)

Japanese Yen	3,402,000,000	44,032,422	Deutsche Bank AG	11/14/2011	(101,534)

Japanese Yen	1,580,000,000	20,598,531	Deutsche Bank AG	11/21/2011	99,027

Japanese Yen	1,114,600,000	14,037,783	JPMorgan Chase Bank	10/17/2011	(415,847)

Japanese Yen	260,000,000	3,341,902	JPMorgan Chase Bank	10/31/2011	(30,340)

Japanese Yen	2,116,000,000	27,588,005	JPMorgan Chase Bank	11/21/2011	134,239

Japanese Yen	30,869,000	402,572	Royal Bank of Canada	10/4/2011	2,352

Japanese Yen	1,379,900,000	17,393,943	UBS AG	10/17/2011	(499,978)

Japanese Yen	3,672,000,000	47,598,678	UBS AG	11/14/2011	(37,974)

Malaysian Ringgit	7,925,000	2,500,000	Barclays Capital	11/10/2011	20,976

Malaysian Ringgit	1,265,000	400,000	HSBC BankUSA	11/10/2011	4,295

Malaysian Ringgit	310,300	100,000	JPMorgan Chase Bank	11/10/2011	2,935

Mexican Peso	602,890,995	50,498,872	Barclays Bank PLC	11/18/2011	7,210,685

Mexican Peso	38,909,100	3,000,000	Deutsche Bank AG	11/18/2011	206,287

			Morgan Stanley and
Mexican Peso	127,499,300	9,400,000	Company, Inc.	11/18/2011	245,420

Mexican Peso	95,717,750	7,100,000	UBS AG	11/18/2011	227,368

Philippine Peso	117,298,500	2,700,000	Citibank N.A.	11/15/2011	22,731

Philippine Peso	192,073,000	4,400,000	HSBC BankUSA	11/15/2011	16,047

Philippine Peso	149,202,000	3,400,000	JPMorgan Chase Bank	11/15/2011	(5,448)

Philippine Peso	13,056,000	300,000	JPMorgan Chase Bank	3/15/2012	2,623

Pound Sterling	8,447,000	13,482,595	Barclays Bank PLC	12/8/2011	318,818

Pound Sterling	55,000	88,089	Citibank N.A.	12/8/2011	2,377

Singapore Dollar	5,053,960	4,000,000	Citibank N.A.	12/9/2011	134,727

Singapore Dollar	4,358,375	3,500,000	Credit Suisse London	12/9/2011	166,711

			Goldman Sachs
Singapore Dollar	2,240,820	1,800,000	International	12/9/2011	86,219

Singapore Dollar	4,282,300	3,400,000	UBS AG	12/9/2011	124,894

South African Rand	14,844,200	2,000,000	HSBC BankUSA	10/28/2011	168,024

South African Rand	33,570,730	4,400,000	JPMorgan Chase Bank	10/28/2011	256,913

			Credit Suisse First
South Korean Won	5,863,814,000	5,100,000	Boston London	11/14/2011	122,229

South Korean Won	10,023,331,300	8,600,000	JPMorgan Chase Bank	11/14/2011	91,230

			Morgan Stanley and
South Korean Won	2,774,375,000	2,500,000	Company, Inc.	11/14/2011	144,843

490

	South Korean Won	5,559,360,000	4,800,000	UBS AG	11/14/2011	80,679

			$1,186,318,864			$12,776,976

Utilities Trust
The Portfolio used forward foreign currency exchange contracts to manage against anticipated currency exchange rate changes. During the period ended
September 30, 2011, the Portfolio held foreign forward currency contracts with USD notional absolute values ranging from approximately $26.5 million to $70.9 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered By	Covered By		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Utilities Trust	Buys

	Brazilian Real	1,662,853	$896,707	Barclays Bank PLC	10/4/2011	($12,328)

	Brazilian Real	1,109,037	598,057	Deutsche Bank AG	10/4/2011	(8,222)

	Brazilian Real	8,090,963	4,371,028	JPMorgan Chase Bank	10/4/2011	(67,896)

	Euro	404,513	569,630	Barclays Bank PLC	10/12/2011	(27,718)

	Euro	324,224	464,678	Citibank N.A.	10/12/2011	(30,327)

	Euro	364,776	518,574	Credit Suisse London	10/12/2011	(29,896)

	Euro	47,933	68,737	Deutsche Bank AG	10/12/2011	(4,523)

				Goldman Sachs
	Euro	659,000	950,161	International	10/12/2011	(67,322)

	Euro	384,308	553,968	JPMorgan Chase Bank	10/12/2011	(39,124)

				Merrill Lynch
	Euro	200,398	287,048	International	10/12/2011	(18,582)

	Euro	52,439	75,110	UBS AG	10/12/2011	(4,859)

	Pound Sterling	415,352	646,771	Barclays Bank PLC	10/12/2011	877

	Pound Sterling	4,525	7,423	Citibank N.A.	10/12/2011	(367)

	Pound Sterling	115,159	183,268	Credit Suisse London	10/12/2011	(3,704)

	Pound Sterling	124,569	203,000	Deutsche Bank AG	10/12/2011	(8,763)

	Pound Sterling	30,169	47,121	Deutsche Bank AG	1/12/2012	(124)

				Goldman Sachs
	Pound Sterling	61,741	97,475	International	10/12/2011	(1,203)

	Pound Sterling	167,441	265,808	JPMorgan Chase Bank	10/12/2011	(4,721)

			$10,804,564			($328,802)

	Sells

	Brazilian Real	1,662,853	$1,034,756	Barclays Bank PLC	10/4/2011	$150,377

	Brazilian Real	1,404,000	871,238	Barclays Bank PLC	11/3/2011	129,719

	Brazilian Real	1,031,000	636,813	Credit Suisse London	11/4/2011	92,419

	Brazilian Real	1,109,037	687,775	Deutsche Bank AG	10/4/2011	97,940

491

Brazilian Real	1,336,000	824,691	Deutsche Bank AG	11/4/2011	119,250

Brazilian Real	1,324,861	800,278	HSBC BankUSA	11/7/2011	101,065

Brazilian Real	8,090,963	5,031,498	JPMorgan Chase Bank	10/4/2011	728,366

Brazilian Real	4,559,820	2,625,876	JPMorgan Chase Bank	11/3/2011	217,620

Brazilian Real	843,000	515,004	JPMorgan Chase Bank	11/4/2011	69,879

Euro	28,159	38,421	Barclays Bank PLC	10/12/2011	697

Euro	374,674	529,669	Citibank N.A.	10/12/2011	27,732

Euro	178,752	247,567	Credit Suisse London	10/12/2011	8,100

Euro	236,794	338,249	Deutsche Bank AG	10/12/2011	21,024

			Goldman Sachs
Euro	3,008	4,054	International	10/12/2011	25

Euro	48,588	69,659	HSBC BankUSA	10/12/2011	4,567

Euro	61,571	82,847	HSBC BankUSA	1/12/2012	386

Euro	315,827	436,158	JPMorgan Chase Bank	10/12/2011	13,056

			Merrill Lynch
Euro	99,093	140,384	International	10/12/2011	7,632

			Royal Bank of Scotland
Euro	48,246	69,049	PLC	10/12/2011	4,415

Euro	2,288,486	3,274,640	UBS AG	10/12/2011	208,837

Euro	8,590,365	11,709,784	UBS AG	12/15/2011	204,882

Pound Sterling	3,166,585	5,060,659	Barclays Bank PLC	10/12/2011	123,085

Pound Sterling	11,688	18,804	Citibank N.A.	10/12/2011	579

Pound Sterling	623	1,015	Credit Suisse London	10/12/2011	44

Pound Sterling	11,905	19,211	Credit Suisse London	10/12/2011	648

Pound Sterling	2,955,791	4,716,675	Deutsche Bank AG	10/12/2011	107,785

			Goldman Sachs
Pound Sterling	55	88	International	10/12/2011	3

		$39,784,862			$2,440,132

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Portfolios’ exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Portfolios’ exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter (OTC) or on an exchange. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When a Portfolio purchases an option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a

492

Portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended September 30, 2011, the Portfolios used purchased options for the following reasons: Global Bond Trust, Real Return Bond Trust and Total Return Trust used purchased options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio and Strategic Income Opportunities Trust used purchased options to manage against anticipated currency exchange rates. Health Sciences Trust used purchased options as a substitute for securities purchased. During the period ended September 30, 2011, Global Bond Trust, Heath Sciences Trust, Real Return Bond Trust, Strategic Income Opportunities Trust and Total Return Trust held purchased options with market values ranging up to approximately $30, up to approximately $35,500, from approximately $900 to $44,000, from approximately $15,100 to $1.4 million, and up to approximately $365,000, respectively.

The following tables summarize the Portfolios’ written options activities during the period ended September 30, 2011. In addition the table details how the Portfolios used written option contracts during the period ended September 30, 2011.

	Number of Contracts	Premiums Received

Capital Appreciation Value Trust
Outstanding, beginning of period	4,125	$763,873
Options written	8,884	1,280,502
Option closed	(5,894)	(1,117,751)
Options exercised	-	-
Options expired	(94)	(7,749)
Outstanding, end of period	7,021	$918,875

Global Bond Trust
Outstanding, beginning of period	411,780,598	$2,952,206
Options written	98,279,048	2,033,840
Option closed	(82,201,085)	(625,141)
Options exercised	-	-
Options expired	(222,158,499)	(2,391,412)
Outstanding, end of period	205,700,062	$1,969,493

Health Sciences Trust
Outstanding, beginning of period	5,762	$3,722,853
Options written	7,575	4,090,810
Option closed	(3,895)	(2,198,502)
Options exercised	-	-
Options expired	(3,752)	(1,953,654)
Outstanding, end of period	5,690	$3,661,507

Real Return Bond Trust
Outstanding, beginning of period	40,500,110	$369,600

493

Options written	35,700,060	167,316
Option closed	(36,100,170)	(189,952)
Options exercised	-	-
Options expired	(700,000)	(6,186)
Outstanding, end of period	39,400,000	$340,778

Total Return Trust
Outstanding, beginning of period	1,103,801,552	$10,622,174
Options written	1,368,402,451	7,738,524
Option closed	(184,602,638)	(2,085,965)
Options exercised	-	-
Options expired	(419,400,857)	(2,624,977)
Outstanding, end of period	1,868,200,508	$13,649,756

Options on Securities

Capital Appreciation Value Trust
The Portfolio used written options to manage against anticipated changes in securities markets and as a substitute for securities purchased.

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Capital Appreciation Value
Trust	Calls

	AT&T, Inc.	$30.00	Jan 2012	1,099	$100,217	($81,326)
	Covidien PLC	60.00	Oct 2011	158	20,681	(790)
	Covidien PLC	55.00	Jan 2012	211	22,366	(9,495)
	Henry Schein, Inc.	65.00	Jan 2012	18	5,053	(6,255)
	JPMorgan Chase & Company	50.00	Jan 2012	698	183,981	(1,396)

	Lockheed Martin Corp.	80.00	Jan 2012	116	21,069	(21,460)

	Lowes Companies, Inc.	30.00	Jan 2012	234	17,793	(936)

	Pfizer, Inc.	22.50	Jan 2012	2,429	160,825	(12,145)

	Procter & Gamble Company	65.00	Jan 2012	579	129,390	(115,221)

	Wells Fargo & Company	26.00	Jan 2012	1,479	257,500	(266,220)

				7,021	$918,875	($515,244)

Health Sciences Trust
The Portfolio used written options to manage against anticipated changes in securities markets and as a substitute for securities purchased.

494

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Health Sciences Trust	Calls

	Alexion Pharmaceuticals, Inc.	$55.00	Oct 2011	37	$9,114	($37,740)

	Alexion Pharmaceuticals, Inc.	57.50	Nov 2011	27	3,834	(24,165)

	Alexion Pharmaceuticals, Inc.	60.00	Jan 2012	25	7,550	(23,000)

	Allergan, Inc.	80.00	Jan 2012	12	4,404	(9,360)

	AmerisourceBergen Company	43.00	Jan 2012	24	2,868	(1,920)

	Amgen, Inc.	67.50	Jan 2012	42	5,502	(714)

	Biogen Idec, Inc.	115.00	Jan 2012	14	7,518	(2,380)

	Biogen Idec, Inc.	90.00	Jan 2012	28	6,356	(30,240)

	Celgene Company	75.00	Jan 2012	25	2,675	(1,800)

	Celgene Company	65.00	Jan 2012	12	1,224	(4,380)

	Celgene Company	67.50	Jan 2012	25	3,825	(6,450)
	Covidien PLC	57.50	Jan 2012	70	7,430	(2,450)

	Edwards Lifesciences Company	90.00	Nov 2011	13	7,241	(520)

	Edwards Lifesciences Company	90.00	Jan 2012	39	13,731	(3,900)

	Express Scripts, Inc.	70.00	Jan 2012	13	2,925	(91)

	Express Scripts, Inc.	60.00	Jan 2012	54	13,396	(216)

	Human Genome Sciences, Inc.	30.00	Oct 2011	109	21,036	(872)

	Human Genome Sciences, Inc.	35.00	Oct 2011	29	3,695	(551)

	Human Genome Sciences, Inc.	28.00	Oct 2011	80	9,997	(800)

	Illumina, Inc.	90.00	Jan 2012	4	928	(80)

	Intuitive Surgical, Inc.	300.00	Jan 2012	8	23,108	(63,600)

	Monsanto Company	82.50	Oct 2011	55	6,215	(220)

	Monsanto Company	80.00	Jan 2012	56	16,912	(3,584)

	Pharmasset, Inc.	90.00	Nov 2011	13	4,901	(6,500)

	Stryker Company	55.00	Jan 2012	37	4,976	(3,885)

	UnitedHealth Group, Inc.	55.00	Dec 2011	53	7,738	(3,498)

	UnitedHealth Group, Inc.	50.00	Jan 2012	84	8,992	(23,016)

	Valeant Pharmaceuticals
	International	60.00	Jan 2012	56	17,191	(840)

	Vertex Pharmaceuticals, Inc.	65.00	Jan 2012	13	1,391	(552)

	Vertex Pharmaceuticals, Inc.	60.00	Jan 2012	26	5,568	(2,730)

	Zimmer Holdings, Inc.	75.00	Jan 2012	80	11,960	(1,000)

				1,163	$244,201	($261,054)

495

Puts

Abbott Laboratories	$55.00	Jan 2012	14	$12,908	($7,000)

Acorda Therapeutics, Inc.	25.00	Jan 2012	15	7,830	(9,000)

Aetna, Inc.	50.00	Jan 2012	92	66,753	(126,270)

Agilent Technologies, Inc.	45.00	Jan 2012	14	10,599	(19,845)

Alexion Pharmaceuticals, Inc.	60.00	Oct 2011	8	2,176	(1,200)

Alexion Pharmaceuticals, Inc.	60.00	Nov 2011	8	3,056	(2,504)

Alexion Pharmaceuticals, Inc.	60.00	Jan 2012	11	5,729	(5,830)

Allscripts Healthcare Solutions	25.00	Jan 2012	56	26,068	(38,920)

Amag Pharmaceuticals, Inc.	20.00	Jan 2012	22	9,399	(11,880)

Amerigroup Corp.	65.00	Mar 2012	5	3,235	(12,925)

AmerisourceBergen Corp.	40.00	Jan 2012	56	38,471	(24,080)

AmerisourceBergen Corp.	45.00	Jan 2012	56	38,051	(46,480)

AmerisourceBergen Corp.	50.00	Jan 2012	41	36,899	(51,660)

Amgen, Inc.	55.00	Oct 2011	16	4,032	(2,128)

Amgen, Inc.	60.00	Jan 2012	25	19,722	(16,562)

Amgen, Inc.	57.50	Jan 2012	8	4,903	(3,980)

Amylin Pharmaceuticals, Inc.	25.00	Jan 2012	15	10,279	(23,362)

Amylin Pharmaceuticals, Inc.	20.00	Jan 2012	14	8,638	(14,945)

Amylin Pharmaceuticals, Inc.	12.50	Jan 2012	15	4,530	(5,475)

Baxter International, Inc.	50.00	Jan 2012	14	7,448	(2,828)

Baxter International, Inc.	65.00	Jan 2012	25	14,831	(24,875)

Baxter International, Inc.	70.00	Jan 2012	54	65,177	(76,410)

Biogen Idec, Inc.	90.00	Jan 2012	28	33,795	(21,140)

Biogen Idec, Inc.	105.00	Jan 2012	28	36,163	(44,100)

Biogen Idec, Inc.	100.00	Jan 2012	33	34,552	(41,580)

Biogen Idec, Inc.	110.00	Jan 2012	15	19,080	(28,800)

Biogen Idec, Inc.	75.00	Jan 2012	28	16,156	(8,680)

Biogen Idec, Inc.	95.00	Jan 2012	28	42,475	(27,440)

Boston Scientific Corp.	12.50	Jan 2012	10	5,220	(6,575)

Bristol-Myers Squibb Company	30.00	Jan 2012	36	10,623	(5,652)

Bristol Myers Squibb Company	27.50	Jan 2012	42	12,096	(3,444)

Bristol Myers Squibb Company	33.00	Mar 2012	39	14,370	(13,942)

Bristol Myers Squibb Company	30.00	Mar 2012	39	12,753	(7,800)

Cardinal Health, Inc.	45.00	Jan 2012	56	40,151	(28,280)

Celgene Corp.	55.00	Jan 2012	8	6,176	(1,984)

Celgene Corp.	60.00	Jan 2012	19	17,823	(7,733)

496

Celgene Corp.	65.00	Jan 2012	15	17,555	(9,630)

Cerner Corp.	50.00	Jan 2012	28	17,458	(3,990)

Coventry Health Care, Inc.	35.00	Aug 2012	38	20,785	(32,110)

Covidien PLC	55.00	Jan 2012	13	6,981	(15,015)

Covidien PLC	60.00	Jan 2012	5	4,485	(7,900)

Cubist Pharmaceuticals, Inc.	25.00	Jan 2012	1	497	(70)

CVS Caremark Corp.	40.00	Jan 2012	28	16,464	(19,320)

Davita, Inc.	60.00	Apr 2012	26	14,092	(15,990)

Dendreon Corp.	60.00	Jan 2012	2	4,494	(10,225)

Dentsply International, Inc.	45.00	Oct 2011	69	54,496	(97,980)

DepoMed, Inc.	10.00	Mar 2012	39	16,653	(18,915)

Edwards Lifesciences Corp.	95.00	Jan 2012	81	91,195	(193,590)

Forest Laboratories, Inc.	35.00	Jan 2012	28	13,160	(13,300)

Gilead Sciences, Inc.	40.00	Jan 2012	7	3,414	(2,660)

Gilead Sciences, Inc.	45.00	Jan 2012	42	26,645	(29,505)

Gilead Sciences, Inc.	44.00	Jan 2012	25	14,405	(15,688)

Henry Schein, Inc.	75.00	Jan 2012	82	62,932	(107,830)

Henry Schein, Inc.	80.00	Jan 2012	27	21,995	(47,250)

Hospira, Inc.	60.00	Jan 2012	6	4,800	(13,650)

Human Genome Sciences, Inc.	25.00	Oct 2011	34	10,060	(40,970)

Human Genome Sciences, Inc.	26.00	Jan 2012	38	16,510	(50,160)

Humana, Inc.	60.00	Jan 2012	84	99,579	(21,000)

Humana, Inc.	70.00	Jan 2012	56	52,611	(31,920)

Illumina, Inc.	60.00	Jan 2012	19	20,468	(36,575)

Intermune, Inc.	40.00	Jan 2012	50	41,473	(96,500)

Intermune, Inc.	45.00	Jan 2012	70	86,580	(175,350)

Intermune, Inc.	50.00	Jan 2012	63	68,132	(182,857)

Intermune, Inc.	55.00	Jan 2012	35	50,269	(119,262)

Jazz Pharmaceuticals, Inc.	25.00	Jan 2012	42	22,973	(2,520)

Jazz Pharmaceuticals, Inc.	30.00	Jan 2012	28	23,995	(3,920)

Jazz Pharmaceuticals, Inc.	35.00	Jan 2012	22	18,854	(5,995)

Jazz Pharmaceuticals, Inc.	40.00	Jan 2012	22	22,584	(9,900)

Johnson & Johnson	65.00	Jan 2012	27	19,956	(10,800)

Johnson & Johnson	67.50	Jan 2012	42	37,673	(22,890)

Johnson & Johnson	70.00	Jan 2012	40	21,849	(30,200)

Johnson & Johnson	70.00	Apr 2012	49	38,807	(42,752)

Maximus, Inc.	42.50	Oct 2011	112	66,191	(85,680)

497

Mckesson Corp.	80.00	Jan 2012	29	48,992	(28,855)

Mckesson Corp.	85.00	Jan 2012	14	19,908	(17,780)

Medco Health Solutions, Inc.	65.00	Jan 2012	52	21,683	(95,160)

Medco Health Solutions, Inc.	60.00	Jan 2012	54	33,862	(72,090)

Medicis Pharmaceutical Corp.	35.00	Jan 2012	42	21,989	(9,345)

Mednax, Inc.	75.00	Nov 2011	40	40,652	(48,600)

Medtronic, Inc.	35.00	Jan 2012	28	17,976	(10,080)

Medtronic, Inc.	40.00	Jan 2012	28	17,787	(21,420)

Monsanto Company	82.50	Oct 2011	15	12,480	(32,925)

Monsanto Company	62.50	Jan 2012	34	44,659	(24,820)

Monsanto Company	65.00	Jan 2012	28	33,667	(23,940)

Monsanto Company	70.00	Jan 2012	36	50,441	(42,840)

Monsanto Company	75.00	Jan 2012	6	8,642	(9,915)

Monsanto Company	80.00	Jan 2012	20	30,335	(40,800)

Mylan, Inc.	22.50	Jan 2012	1	467	(565)

Mylan, Inc.	25.00	Jan 2012	42	15,309	(33,390)

Perrigo Company	80.00	Jan 2012	17	22,133	(5,483)

Pfizer, Inc.	20.00	Jan 2012	224	70,607	(57,568)

Pfizer, Inc.	22.50	Jan 2012	192	95,388	(96,960)

Pfizer, Inc.	25.00	Jan 2012	281	171,252	(209,345)

Quest Diagnostics, Inc.	65.00	Jan 2012	45	43,422	(68,400)

Quest Diagnostics, Inc.	60.00	Jan 2012	22	20,114	(22,770)

Quest Diagnostics, Inc.	55.00	Jan 2012	20	11,810	(13,100)

Regeneron Pharmaceuticals	50.00	Nov 2011	29	26,157	(9,063)

Salix Pharmaceuticals Ltd.	50.00	Jan 2012	17	20,179	(34,680)

Sanofi Aventis	35.00	Mar 2012	31	13,767	(13,795)

Sanofi Aventis	75.00	Jan 2012	19	8,018	(428)

Savient Pharmaceuticals, Inc.	15.00	Jan 2012	77	37,572	(83,738)

St. Jude Medical, Inc.	45.00	Jan 2012	28	15,876	(25,760)

Stryker Corp.	60.00	Jan 2012	30	27,759	(39,000)

Stryker Corp.	65.00	Jan 2012	14	12,954	(25,130)

Stryker Corp.	70.00	Jan 2012	16	19,682	(36,880)

Stryker Corp.	60.00	Mar 2012	10	12,992	(13,350)

SXC Health Solutions Corp.	50.00	Jan 2012	2	1,044	(585)

SXC Health Solutions Corp.	70.00	Jan 2012	39	41,482	(59,670)

Teva Pharmaceutical Industries Ltd.	52.50	Jan 2012	17	12,741	(25,415)

Teva Pharmaceutical Industries Ltd.	55.00	Jan 2012	19	13,813	(33,583)

498

United Therapeutics Corp.	60.00	Jan 2012	23	21,571	(51,750)

UnitedHealth Group, Inc.	35.00	Jan 2012	12	11,324	(1,320)

UnitedHealth Group, Inc.	40.00	Jan 2012	16	13,888	(3,328)

UnitedHealth Group, Inc.	45.00	Jan 2012	28	15,876	(10,920)

UnitedHealth Group, Inc.	50.00	Jan 2012	28	23,908	(18,620)

UnitedHealth Group, Inc.	55.00	Jan 2012	27	19,899	(27,608)

UnitedHealth Group, Inc.	60.00	Mar 2012	17	18,229	(25,500)

Valeant Pharmaceuticals
International	65.00	Jan 2012	16	18,713	(5,838)

Valeant Pharmaceuticals
International	40.00	Jan 2012	5	3,435	(3,075)

Vertex Pharmaceuticals, Inc.	50.00	Jan 2012	15	11,818	(12,915)

Vertex Pharmaceuticals, Inc.	55.00	Jan 2012	47	41,528	(58,280)

Walgreen Company	50.00	Jan 2012	68	58,359	(116,960)

Warner Chilcott PLC	25.00	Oct 2011	33	9,636	(34,650)

Waters Corp.	90.00	Nov 2011	5	2,937	(7,450)

Watson Pharmaceuticals, Inc.	70.00	Jan 2012	56	71,511	(33,320)

Wellpoint, Inc.	65.00	Jan 2012	19	15,778	(10,640)

Wellpoint, Inc.	85.00	Jan 2012	57	66,106	(114,000)

Zimmer Holdings, Inc.	70.00	Jan 2012	27	25,508	(43,335)

Zimmer Holdings, Inc.	65.00	Jan 2012	22	16,434	(25,190)

			4,527	$3,417,306	($4,391,105)

Options on Exchange-Traded Futures Contracts

Global Bond Trust
The Portfolio used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the
Portfolio.

		Exercise	Expiration	Number of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Global Bond
Trust	Puts

	U.S. Treasury 10-Year Note
	Futures	$128.50	Oct 2011	62	$43,990	($19,375)

				62	$43,990	($19,375)

499

Total Return Trust
The Portfolio used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the
Portfolio.

		Exercise	Expiration	Number of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Total Return
Trust	Puts

	Eurodollar Futures	$99.00	Mar 2012	508	$404,651	($107,950)

				508	$404,651	($107,950)

Foreign Currency Options (OTC)

Global Bond Trust
The Portfolio used written foreign currency options to manage against anticipated currency exchange rates.

							USD
			Exercise	Expiration		Notional	Notional
Portfolio	Description	Counterparty	Price	Date		Amount	Amount	Premium	Value

Global Bond
Trust	Calls

	Euro versus U.S. Dollar	UBS AG	$1.8355	Oct 2011	EUR	5,600,000	$7,502,599	$74,665	($188,840)

	Euro versus U.S. Dollar	UBS AG	1.7685	Oct 2011	EUR	4,800,000	6,430,799	87,483	(67,980)

						10,400,000	$13,933,398	$162,148	($256,820)

Real Return Bond Trust
The Portfolio used written options to manage against anticipated currency exchange rates.

							USD
			Exercise	Expiration		Notional	Notional
Portfolio	Description	Counterparty	Price	Date		Amount	Amount	Premium	Value

Real Return
Bond Trust	Puts

		Morgan Stanley
	Australian Dollar versus	Capital Services,
	U.S. Dollar	Inc.	$0.9975	Oct 2011	AUD	700,000	$39,508	$6,776	($19,045)

						700,000	$39,508	$6,776	($19,045)

Interest Rate Swaptions (OTC)
An interest rate swaption is an option to enter into an interest rate swap.

500

Global Bond Trust
The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

				Pay/Receive
			Floating	Floating	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Rate Index	Rate	Rate	Date		Amount	Premium	Value

Global Bond
Trust	Puts

	2-Year Interest	Bank of America	3 Month
	Rate Swap	N.A.	USD-LIBOR	Receive	2.25%	Sep 2012	USD	31,500,000	$277,482	($21,603)

	2-Year Interest	The Royal Bank of	3 Month
	Rate Swap	Scotland PLC	USD-LIBOR	Receive	2.25%	Sep 2012	USD	60,000,000	462,607	(41,148)
	3-Year Interest	Bank of America	3 Month
	Rate Swap	N.A.	USD-LIBOR	Receive	3.00%	Jun 2012	USD	13,100,000	133,100	(6,110)
	3-Year Interest		3 Month
	Rate Swap	Barclays Bank PLC	USD-LIBOR	Receive	3.00%	Jun 2012	USD	6,100,000	54,667	(2,845)

	3-Year Interest		3 Month
	Rate Swap	Citibank N.A.	USD-LIBOR	Receive	3.00%	Jun 2012	USD	9,900,000	107,458	(4,617)

	3-Year Interest		3 Month
	Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	3.00%	Jun 2012	USD	7,900,000	85,858	(3,685)

	3-Year Interest		3 Month
	Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	2.75%	Jun 2012	USD	8,500,000	88,235	(5,040)

	3-Year Interest	JPMorgan Chase	3 Month
	Rate Swap	Bank	USD-LIBOR	Receive	3.00%	Jun 2012	USD	9,300,000	88,135	(4,338)
	3-Year Interest	The Royal Bank of	3 Month
	Rate Swap	Scotland PLC	USD-LIBOR	Receive	2.75%	Jun 2012	USD	8,100,000	79,380	(4,802)
	3-Year Interest	The Royal Bank of	3 Month
	Rate Swap	Scotland PLC	USD-LIBOR	Receive	3.00%	Jun 2012	USD	9,300,000	103,050	(4,338)

		Morgan Stanley
	10-Year Interest	Capital Services,	3 Month
	Rate Swap	Inc.	USD-LIBOR	Receive	10.00%	Jul 2012	USD	9,000,000	54,000	(9)

								172,700,000	$1,533,972	($98,535)

Real Return Bond Trust
The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

				Pay/Receive
			Floating	Floating	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Rate Index	Rate	Rate	Date		Amount	Premium	Value

501

Real Return
Bond Trust	Calls

	5-Year Interest	Credit Suisse	3 Month
	Rate Swap	International	USD-LIBOR	Receive	1.80%	Oct 2011	USD	2,400,000	$11,357	($61,635)

	10-Year Interest	The Royal Bank of	3 Month
	Rate Swap	Scotland PLC	USD-LIBOR	Receive	3.00%	Nov 2011	USD	2,100,000	17,430	(165,612)

								4,500,000	$28,787	($227,247)

	Puts

		Goldman Sachs
	1-Year Interest	Capital Markets,	3 Month
	Rate Swap	L.P.	USD-LIBOR	Receive	1.00%	Nov 2012	USD	2,000,000	$11,411	($2,453)
	2-Year Interest	Bank of America	3 Month
	Rate Swap	N.A.	USD-LIBOR	Receive	2.25%	Sep 2012	USD	500,000	3,417	(343)

		Morgan Stanley
	2-Year Interest	Capital Services,	3 Month
	Rate Swap	Inc.	USD-LIBOR	Receive	2.25%	Sep 2012	USD	200,000	1,280	(137)

	2-Year Interest	The Royal Bank of	3 Month
	Rate Swap	Scotland PLC	USD-LIBOR	Receive	2.25%	Sep 2012	USD	9,700,000	77,658	(6,652)

	3-Year Interest	Bank of America	3 Month
	Rate Swap	N.A.	USD-LIBOR	Receive	3.00%	Jun 2012	USD	1,500,000	14,898	(700)

	3-Year Interest		3 Month
	Rate Swap	Citibank N.A.	USD-LIBOR	Receive	3.00%	Jun 2012	USD	3,000,000	29,295	(1,399)

	3-Year Interest		3 Month
	Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	3.00%	Jun 2012	USD	1,000,000	11,177	(466)

	3-Year Interest	The Royal Bank of	3 Month
	Rate Swap	Scotland PLC	USD-LIBOR	Receive	3.00%	Jun 2012	USD	1,800,000	19,945	(838)

	10-Year Interest	The Royal Bank of	3 Month
	Rate Swap	Scotland PLC	USD-LIBOR	Receive	3.75%	Nov 2011	USD	2,100,000	29,085	(21)

		Morgan Stanley
	10-Year Interest	Capital Services,	3 Month
	Rate Swap	Inc.	USD-LIBOR	Receive	10.00%	Jul 2012	USD	900,000	5,940	(1)

	10-Year Interest	The Royal Bank of	3 Month
	Rate Swap	Scotland PLC	USD-LIBOR	Receive	10.00%	Jul 2012	USD	1,700,000	11,560	(2)

								24,400,000	$215,666	($13,012)

Total Return Trust
The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

502

				Pay/Receive
			Floating	Floating	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Rate Index	Rate	Rate	Date		Amount	Premium	Value

Total Return
Trust	Puts

	1-Year Interest	The Royal Bank of	3 Month
	Rate Swap	Scotland PLC	USD-LIBOR	Receive	2.00%	Apr 2012	USD	105,600,000	$211,200	($19,610)

	1-Year Interest	The Royal Bank of	3 Month
	Rate Swap	Scotland PLC	USD-LIBOR	Receive	1.75%	Nov 2012	USD	60,600,000	228,765	(35,324)

	1-Year Interest	Bank of America	3 Month
	Rate Swap	N.A.	USD-LIBOR	Receive	2.25%	May 2013	USD	56,900,000	281,655	(58,795)

	1-Year Interest		3 Month
	Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	1.75%	Jul 2013	USD	263,400,000	1,237,090	(436,981)
	2-Year Interest	Bank of America	3 Month
	Rate Swap	N.A.	USD-LIBOR	Receive	2.25%	Sep 2012	USD	37,500,000	315,552	(25,717)

	2-Year Interest		3 Month
	Rate Swap	Citibank N.A.	USD-LIBOR	Receive	2.25%	Sep 2012	USD	4,500,000	30,656	(3,086)

		Morgan Stanley
	2-Year Interest	Capital Services,	3 Month
	Rate Swap	Inc.	USD-LIBOR	Receive	2.25%	Sep 2012	USD	53,900,000	329,804	(36,965)

	2-Year Interest	The Royal Bank of	3 Month
	Rate Swap	Scotland PLC	USD-LIBOR	Receive	2.25%	Sep 2012	USD	163,700,000	1,288,370	(112,265)

	2-Year Interest		3 Month
	Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	1.20%	Jul 2013	USD	36,800,000	259,725	(282,926)

	3-Year Interest	Bank of America	3 Month
	Rate Swap	N.A.	USD-LIBOR	Receive	3.00%	Jun 2012	USD	47,600,000	498,938	(22,201)

	3-Year Interest		3 Month
	Rate Swap	Barclays Bank PLC	USD-LIBOR	Receive	3.00%	Jun 2012	USD	22,600,000	202,131	(10,541)
	3-Year Interest		3 Month
	Rate Swap	Citibank N.A.	USD-LIBOR	Receive	3.00%	Jun 2012	USD	48,600,000	528,726	(22,667)

	3-Year Interest		3 Month
	Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	3.00%	Jun 2012	USD	32,600,000	354,771	(15,205)

	3-Year Interest		3 Month
	Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	2.75%	Jun 2012	USD	17,200,000	178,546	(10,198)
	3-Year Interest	JPMorgan Chase	3 Month
	Rate Swap	Bank	USD-LIBOR	Receive	3.00%	Jun 2012	USD	59,900,000	610,239	(27,937)

	3-Year Interest	The Royal Bank of	3 Month
	Rate Swap	Scotland PLC	USD-LIBOR	Receive	3.00%	Jun 2012	USD	89,700,000	774,214	(41,836)

	3-Year Interest	The Royal Bank of	3 Month
	Rate Swap	Scotland PLC	USD-LIBOR	Receive	2.75%	Jun 2012	USD	24,200,000	237,160	(14,348)

	5-Year Interest	Credit Suisse	3 Month
	Rate Swap	International	USD-LIBOR	Receive	1.80%	Oct 2011	USD	41,400,000	37,346	(41)

503

5-Year Interest		3 Month
Rate Swap	Citibank N.A.	USD-LIBOR	Receive	3.25%	Jul 2012	USD	29,700,000	734,283	(48,651)

5-Year Interest	The Royal Bank of	3 Month
Rate Swap	Scotland PLC	USD-LIBOR	Receive	3.25%	Jul 2012	USD	9,900,000	248,589	(16,217)

5-Year Interest		3 Month
Rate Swap	Deutsche Bank AG	USD-LIBOR	Receive	1.70%	Aug 2012	USD	45,700,000	638,141	(634,074)

5-Year Interest	The Royal Bank of	3 Month
Rate Swap	Scotland PLC	USD-LIBOR	Receive	1.70%	Aug 2012	USD	63,000,000	874,179	(874,106)

	Morgan Stanley
10-Year Interest	Capital Services,	3 Month
Rate Swap	Inc.	USD-LIBOR	Receive	3.75%	Oct 2011	USD	2,800,000	31,640	-

	Morgan Stanley
10-Year Interest	Capital Services,	3 Month
Rate Swap	Inc.	USD-LIBOR	Receive	4.25%	Oct 2011	USD	84,000,000	427,917	(8)

	Morgan Stanley
10-Year Interest	Capital Services,	3 Month
Rate Swap	Inc.	USD-LIBOR	Receive	10.00%	Jul 2012	USD	18,500,000	111,463	(19)

							1,420,300,000	$10,671,100	($2,749,718)

Credit Default Swaptions (OTC)

A credit default swaption is an option to enter into credit default swap.

Total Return Trust
The Portfolio used credit default swaptions to generate potential income.

				Pay/Receive
			Floating	Floating	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Rate Index	Rate	Rate	Date		Amount	Premium	Value

Total
Return
Trust	Calls

	5-Year Credit
	Default Swap	Bank of America N.A.	CDX.IG16	Sell	0.85%	Dec 2011	USD	25,000,000	$31,875	($13,051)

	5-Year Credit
	Default Swap	BNP Paribas	CDX.IG16	Sell	0.85%	Dec 2011	USD	42,500,000	47,955	(22,186)

	5-Year Credit	Credit Suisse
	Default Swap	International	CDX.IG16	Sell	0.85%	Dec 2011	USD	21,900,000	25,735	(11,432)

	5-Year Credit	Credit Suisse
	Default Swap	International	CDX.IG16	Sell	0.82%	Dec 2011	USD	11,300,000	15,820	(4,603)

	5-Year Credit
	Default Swap	Deutsche Bank AG	CDX.IG16	Sell	0.82%	Dec 2011	USD	10,700,000	14,712	(4,359)

504

5-Year Credit	Goldman Sachs
Default Swap	International	CDX.IG16	Sell	0.85%	Dec 2011	USD	7,000,000	5,600	(3,654)

5-Year Credit	JPMorgan Chase
Default Swap	Bank	CDX.IG16	Sell	0.85%	Dec 2011	USD	2,700,000	2,754	(1,409)

5-Year Credit	JPMorgan Chase
Default Swap	Bank	CDX.IG16	Sell	0.84%	Dec 2011	USD	11,400,000	14,250	(5,489)

5-Year Credit	Morgan Stanley
Default Swap	Capital Services, Inc.	CDX.IG16	Sell	1.00%	Dec 2011	USD	11,100,000	23,575	(16,072)

5-Year Credit	Morgan Stanley
Default Swap	Capital Services, Inc.	CDX.IG16	Sell	0.80%	Dec 2011	USD	25,400,000	30,110	(8,686)

5-Year Credit	Morgan Stanley
Default Swap	Capital Services, Inc.	CDX.IG16	Sell	0.85%	Dec 2011	USD	4,900,000	3,920	(2,558)

5-Year Credit
Default Swap	UBS AG	CDX.IG16	Sell	0.85%	Dec 2011	USD	4,900,000	5,513	(2,558)

							178,800,000	$221,819	($96,057)

Puts

5-Year Credit
Default Swap	Bank of America N.A.	CDX.IG16	Sell	1.80%	Dec 2011	USD	18,000,000	$90,600	($92,478)

5-Year Credit
Default Swap	Bank of America N.A.	CDX.IG16	Sell	1.20%	Dec 2011	USD	7,500,000	31,875	(104,793)

5-Year Credit
Default Swap	BNP Paribas	CDX.IG16	Sell	1.20%	Dec 2011	USD	10,000,000	43,000	(139,723)

5-Year Credit	Morgan Stanley
Default Swap	Capital Services, Inc.	CDX.IG16	Sell	1.50%	Dec 2011	USD	11,100,000	80,020	(91,950)

5-Year Credit
Default Swap	UBS AG	CDX.IG16	Sell	1.20%	Dec 2011	USD	2,500,000	11,750	(34,931)

							49,100,000	$257,245	($463,875)

Inflation Floors (OTC)
Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Trust
The Portfolio used inflation floors to mange against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

			Strike		Expiration	Notional
Portfolio	Description	Counterparty	Index	Exercise Index	Date	Amount	Premium	Value

505

	Floor- OTC		Maximum of ((1+0.0%)[10] -
Global	CPURNSA		(Index Final/Index Initial))
Bond Trust	Index	Citibank NA	217.965	or $0	Sep 2020	USD	2,000,000	$25,800	($7,917)

	Floor- OTC		Maximum of ((1+0.0%)[10] -
	CPURNSA		(Index Final/Index Initial))
	Index	Deutsche Bank AG	218.011	or $0	Oct 2020	USD	2,300,000	22,540	(13,488)

							4,300,000	$48,340	($21,405)

Real Return Bond Trust
The Portfolio used inflation floors to mange against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

			Strike		Expiration		Notional
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

Real	Floor- OTC		Maximum of ((1+0.0%)[10] -
Return	CPURNSA		(Index Final/Index Initial))
Bond Trust	Index	Citibank NA	215.949	or $0	Mar 2020	USD	1,100,000	$9,460	($3,707)

	Floor- OTC		Maximum of ((1+0.0%)[10] -
	CPURNSA		(Index Final/Index Initial))
	Index	Citibank NA	216.687	or $0	Apr 2020	USD	2,600,000	23,160	(9,219)

	Floor- OTC		Maximum of ((1+0.0%)[10] -
	CPURNSA		(Index Final/Index Initial))
	Index	Citibank NA	217.965	or $0	Sep 2020	USD	200,000	2,580	(792)

							3,900,000	$35,200	($13,718)

Total Return Trust
The Portfolio used inflation floors to mange against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

			Strike		Expiration		Notional
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value
Total	Floor- OTC		Maximum of ((1+0.0%)[10] -
Return	CPURNSA		(Index Final/Index Initial))
Trust	Index	Deutsche Bank AG	215.949	or $0	Mar 2020	USD	2,600,000	$19,500	($14,329)

	Floor- OTC		Maximum of ((1+0.0%)[10] -
	CPURNSA		(Index Final/Index Initial))
	Index	Citibank N.A.	215.949	or $0	Mar 2020	USD	7,500,000	63,460	(25,275)

	Floor- OTC		Maximum of ((1+0.0%)[10] -
	CPURNSA		(Index Final/Index Initial))
	Index	Citibank N.A.	216.687	or $0	Apr 2020	USD	17,900,000	159,640	(63,472)

	Floor- OTC		Maximum of ((1+0.0%)[10] -
	CPURNSA		(Index Final/Index Initial))
	Index	Citibank N.A.	217.965	or $0	Sep 2020	USD	6,900,000	89,010	(27,314)

506

Floor- OTC	Maximum of ((1+0.0%)[10] -
CPURNSA	(Index Final/Index Initial))
Index	Deutsche Bank AG 218.011	or $0	Oct 2020	USD	7,100,000	69,580	(41,638)

					42,000,000	$401,190	($172,028)

Forward Volatility Options (OTC)
A forward volatility option is a forward agreement to write/sell a swaption straddle (a call and a put swaption with the same strike and maturity) on a specified date.

Global Bond Trust
The Portfolio used forward volatility options to hedge against future expectations of volatility.

			Exercise	Expiration	Notional
Portfolio	Description	Counterparty	Price *	Date	Amount	Premium	Value

Global Bond Trust

	Call & Put - OTC 1-Year
	Forward Volatility	JP Morgan Chase
	Agreement	Bank	-	Oct 2011	$3,100,000	$15,748	($11,470)

	Call & Put - OTC 2-Year	Morgan Stanley
	Forward Volatility	Capital Services,
	Agreement	Inc.	-	Nov 2011	15,200,000	165,295	(158,089)

					$18,300,000	$181,043	($169,559)

Real Return Bond Trust
The Portfolio used forward volatility options to hedge against future expectations of volatility.

			Exercise	Expiration	Notional
Portfolio	Description	Counterparty	Price *	Date	Amount	Premium	Value

Real Return Bond Trust

	Call & Put - OTC 1-Year
	Forward Volatility	Goldman Sachs
	Agreement	International	-	Oct 2011	$900,000	$4,752	($3,330)

	Call & Put - OTC 1-Year
	Forward Volatility	JP Morgan Chase
	Agreement	Bank, N.A.	-	Oct 2011	900,000	4,572	(3,330)

	Call & Put - OTC 2-Year	Morgan Stanley
	Forward Volatility	Capital Services,
	Agreement	Inc.	-	Oct 2011	1,900,000	21,101	(19,299)
	Call & Put - OTC 2-Year	Morgan Stanley
	Forward Volatility	Capital Services,
	Agreement	Inc.	-	Nov 2011	2,200,000	23,924	(22,881)

					$5,900,000	$54,349	($48,841)

507

Total Return Trust
The Portfolio used forward volatility options to hedge against future expectations of volatility.

			Exercise	Expiration	Notional
Portfolio	Description	Counterparty	Price *	Date	Amount	Premium	Value

Total Return Trust
	Call & Put - OTC 1-Year	Goldman Sachs
	Forward Volatility	Capital Markets,
	Agreement	L.P.	-	Oct 2011	$21,900,000	$111,252	($81,030)
	Call & Put - OTC 1-Year
	Forward Volatility	JPMorgan Chase
	Agreement	Bank	-	Oct 2011	23,700,000	125,141	(87,690)
	Call & Put - OTC 2-Year	Morgan Stanley
	Forward Volatility	Capital Services,
	Agreement	Inc.	-	Oct 2011	72,700,000	808,013	(738,457)

	Call & Put - OTC 2-Year	Morgan Stanley
	Forward Volatility	Capital Services,
	Agreement	Inc.	-	Nov 2011	59,700,000	649,345	(620,916)

					$178,000,000	$1,693,751	($1,528,093)

* Exercise price determined on a future date, based upon implied volatility parameters.

Swaps. The Portfolios may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations, and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Portfolios may also suffer losses they are unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Portfolio and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table summarizes the contracts held at September 30, 2011, and the range of notional amounts held by the Portfolios during the period ended September 30, 2011. In addition the table details how the Portfolios used interest rate swap contracts during period ended September 30, 2011.

OTC Swaps

508

Global Bond Trust
The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the period ended
September 30, 2011, the Portfolio held interest rate swaps with total USD notional amounts ranging from approximately $153.4 million to $470.5 million, as measured at each quarter end.

								Unamortized
								Upfront
				USD	Payments	Payments		Payment	Unrealized
		Notional		Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Global Bond Trust

	Bank of America
	N.A.	49,767,138	BRL	$29,494,662	CDI	Fixed 11.330%	Jan 2012	-	($6,138)	($6,138)

	Barclays Bank PLC	2,500,000	EUR	3,311,877	FRCPXTOB	Fixed 1.948%	Mar 2012	-	53,417	53,417

					3 Month
	Barclays Bank PLC	7,600,000,000	JPY	92,126,795	TIBOR	Fixed 0.350%	Mar 2012	($3,793)	(8,735)	(12,528)

					MXN-TIIE-
	Barclays Bank PLC	23,000,000	MXN	1,961,796	Banxico	Fixed 6.750%	Jun 2016	9,421	64,472	73,893

					MXN-TIIE-
	Barclays Bank PLC	12,500,000	MXN	920,641	Banxico	Fixed 5.600%	Sep 2016	(13,870)	7,204	(6,666)

					MXN-TIIE-
	Barclays Bank PLC	16,500,000	MXN	1,419,593	Banxico	Fixed 6.960%	Jul 2020	(32,266)	55,861	23,595

						3 Month
	Barclays Bank PLC	6,700,000	USD	6,700,000	Fixed 3.500%	LIBOR	Jun 2021	233,611	(1,153,424)	(919,813)

					6 Month
	Barclays Bank PLC	5,900,000	EUR	8,367,085	EURIBOR	Fixed 3.000%	Sep 2021	96,998	238,136	335,134

						3 Month
	BNP Paribas	2,800,000	USD	2,800,000	Fixed 3.500%	LIBOR	Jun 2021	26,501	(410,901)	(384,400)

						3 Month
	Citibank N.A.	16,100,000	USD	16,100,000	Fixed 3.250%	LIBOR	Dec 2021	(188,105)	(1,397,457)	(1,585,562)

	Credit Suisse
	International	20,050,938	BRL	12,004,595	CDI	Fixed 11.760%	Jan 2012	218,828	(4,509)	214,319

	Credit Suisse				6 Month
	International	1,760,000,000	JPY	21,932,831	LIBOR	Fixed 1.500%	Dec 2021	480,768	522,069	1,002,837

					6 Month
	Deutsche Bank AG	6,600,000	EUR	9,295,775	EURIBOR	Fixed 3.000%	Sep 2016	33,614	407,601	441,215

					6 Month
	Deutsche Bank AG	5,600,000	EUR	7,941,640	EURIBOR	Fixed 3.000%	Sep 2021	88,736	229,725	318,461

						6 Month
	Goldman Sachs	33,400,000	GBP	54,241,279	Fixed 2.500%	LIBOR	Sep 2013	(232,039)	(1,041,549)	(1,273,588)

					MXN-TIIE-
	Goldman Sachs	7,500,000	MXN	552,384	Banxico	Fixed 5.600%	Sep 2016	(7,590)	3,590	(4,000)

	HSBC Bank USA	46,085,402	BRL	28,336,974	CDI	Fixed 11.530%	Jan 2012	35,124	2,518	37,642

					MXN-TIIE-
	HSBC Bank USA	44,400,000	MXN	3,819,996	Banxico	Fixed 6.590%	Dec 2015	13,200	115,664	128,864

509

					MXN-TIIE-
	HSBC Bank USA	20,500,000	MXN	1,763,858	Banxico	Fixed 6.750%	Jun 2016	10,755	55,106	65,861

					MXN-TIIE-
	HSBC Bank USA	58,400,000	MXN	4,758,490	Banxico	Fixed 5.800%	Jun 2016	2,319	14,527	16,846

					MXN-TIIE-
	HSBC Bank USA	23,200,000	MXN	1,922,073	Banxico	Fixed 6.960%	Jul 2020	(97,489)	130,664	33,175

					MXN-TIIE-
	HSBC Bank USA	67,300,000	MXN	5,767,846	Banxico	Fixed 7.500%	Jun 2021	24,258	229,968	254,226

	JPMorgan Chase
	Bank, N.A.	10,667,247	BRL	6,450,488	CDI	Fixed 11.250%	Jan 2012	-	(7,731)	(7,731)

	Morgan Stanley				MXN-TIIE-
	Capital Services, Inc.	69,900,000	MXN	5,788,241	Banxico	Fixed 6.590%	Dec 2015	(67,635)	270,509	202,874

	Morgan Stanley				MXN-TIIE-
	Capital Services, Inc.	241,100,000	MXN	20,589,693	Banxico	Fixed 6.750%	Jun 2016	171,905	602,686	774,591

	Morgan Stanley				6 Month
	Capital Services, Inc.	57,600,000	EUR	81,685,443	EURIBOR	Fixed 2.000%	Sep 2016	(455,273)	637,016	181,743

	Morgan Stanley				MXN-TIIE-
	Capital Services, Inc.	25,000,000	MXN	2,151,046	Banxico	Fixed 7.500%	Jun 2021	15,235	79,203	94,438

	Morgan Stanley				MXN-TIIE-
	Capital Services, Inc.	16,700,000	MXN	1,360,733	Banxico	Fixed 6.560%	Jun 2021	6,475	(19,261)	(12,786)

	Morgan Stanley				6 Month
	Capital Services, Inc.	220,000,000	JPY	2,670,713	LIBOR	Fixed 1.500%	Jun 2021	24,556	126,946	151,502

	The Royal Bank of
	Scotland PLC	6,438,896	BRL	3,893,538	CDI	Fixed 11.245%	Jan 2012	-	(4,870)	(4,870)

	The Royal Bank of
	Scotland PLC	2,100,000	EUR	2,800,351	FRCPXTOB	Fixed 1.955%	Mar 2012	-	45,908	45,908

	The Royal Bank of
	Scotland PLC	1,500,000	EUR	2,000,400	FRCPXTOB	Fixed 1.950%	Mar 2012	-	32,250	32,250

	The Royal Bank of					3 Month
	Scotland PLC	4,800,000	USD	4,800,000	Fixed 3.500%	LIBOR	Jun 2021	42,551	(701,522)	(658,971)

	The Royal Bank of				6 Month
	Scotland PLC	1,140,000,000	JPY	14,206,493	LIBOR	Fixed 1.500%	Dec 2021	311,463	338,102	649,565

				$463,937,329				$748,258	($492,955)	$255,303

Investment Quality Bond Trust
The Portfolio used interest rate swaps to manage against anticipated interest rate changes. During the period ended September 30, 2011, the Portfolio held interest rate swaps with total
USD notional amounts as represented below, as measured at each quarter end.

								Unamortized
								Upfront
				USD	Payments	Payments		Payment	Unrealized
		Notional		Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Trust

510

	JPMorgan Chase					3 Month
	Bank, N.A.	5,100,000	USD	$5,100,000	Fixed 4.3175%	LIBOR	Dec 2028	-	($1,357,602)	($1,357,602)

	JPMorgan Chase					3 Month
	Bank, N.A.	2,100,000	USD	2,100,000	Fixed 3.425%	LIBOR	Jun 2039	-	(332,401)	(332,401)

				$7,200,000				-	($1,690,003)	($1,690,003)

Real Return Bond Trust
The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the period ended
September 30, 2011, the Portfolio held interest rate swaps with total USD notional amounts ranging from approximately $14.4 million to $18.0 million, as measured at each quarter end.

								Unamortized
								Upfront
				USD	Payments	Payments		Payment	Unrealized
		Notional		Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value
Real Return Bond Trust

	BNP Paribas	407,359	BRL	$286,336	CDI	Fixed 11.880%	Jan 2013	($2,358)	$10,181	$7,823

	Goldman Sachs	1,535,461	BRL	902,935	CDI	Fixed 11.670%	Jan 2012	14,244	13,933	28,177

	HSBC Bank USA	2,403,420	BRL	1,424,177	CDI	Fixed 11.140%	Jan 2012	9,591	17,944	27,535

	HSBC Bank USA	576,395	BRL	335,570	CDI	Fixed 11.360%	Jan 2012	1,689	4,184	5,873

	JP Morgan Chase
	Bank	961,013	BRL	584,624	CDI	Fixed 11.250%	Jan 2012	(25)	(672)	(697)

	Morgan Stanley
	Capital Services, Inc.	9,164,615	BRL	5,201,204	CDI	Fixed 10.115%	Jan 2012	(169,093)	(11,334)	(180,427)

	Morgan Stanley
	Capital Services, Inc.	959,888	BRL	554,324	CDI	Fixed 11.600%	Jan 2012	8,184	8,534	16,718

	Morgan Stanley
	Capital Services, Inc.	1,247,729	BRL	715,131	CDI	Fixed 11.630%	Jan 2012	(459)	7,329	6,870

	Morgan Stanley
	Capital Services, Inc.	192,177	BRL	116,618	CDI	Fixed 11.290%	Jan 2012	(212)	139	(73)

	UBS AG	3,200,000	EUR	4,046,878	FRCPXTOB	Fixed 2.095%	Oct 2011	-	142,100	142,100

	UBS AG	406,099	BRL	276,549	CDI	Fixed 12.070%	Jan 2013	(1,760)	10,938	9,178

				$14,444,346				($140,199)	$203,276	$63,077

Total Return Trust
The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the period ended
September 30, 2011, the Portfolio held interest rate swaps with total USD notional amounts ranging from approximately $459.3 million to $957.3 million, as measured at each quarter end.

								Unamortized
								Upfront
				USD	Payments	Payments		Payment	Unrealized
		Notional		Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Total Return Trust

511

Bank of America
N.A.	10,449,520	BRL	$5,572,597	CDI	Fixed 11.980%	Jan 2012	-	$227,334	$227,334

Bank of America
N.A.	19,383,967	BRL	12,915,456	CDI	Fixed 11.900%	Jan 2013	$15,524	352,159	367,683

Bank of America				6 Month
N.A.	1,600,000	EUR	2,296,719	EURIBOR	Fixed 3.500%	Sep 2021	(25,535)	211,873	186,338

Bank of America				6 Month
N.A.	2,300,000	EUR	3,277,614	EURIBOR	Fixed 3.000%	Sep 2021	29,266	101,531	130,797

Bank of America				3 Month
N.A.	3,400,000	USD	3,400,000	LIBOR	Fixed 3.000%	Oct 2021	163,880	111,739	275,619

Bank of America				3 Month
N.A.	6,000,000	USD	6,000,000	LIBOR	Fixed 2.000%	Dec 2021	(28,080)	(68,257)	(96,337)

Barclays Bank PLC	481,373	BRL	284,414	CDI	Fixed 10.835%	Jan 2012	841	2,805	3,646

Barclays Bank PLC	37,716,273	BRL	25,291,723	CDI	Fixed 12.285%	Jan 2013	107,973	877,920	985,893

Barclays Bank PLC	24,592,451	BRL	16,696,466	CDI	Fixed 11.910%	Jan 2013	30,758	436,013	466,771

Barclays Bank PLC	5,649,910	BRL	4,474,273	CDI	Fixed 12.455%	Jan 2013	3,428	79,890	83,318

Barclays Bank PLC	2,285,338	BRL	1,788,709	CDI	Fixed 10.830%	Jan 2014	2,108	3,664	5,772

				MXN-TIIE-
Barclays Bank PLC	295,200,000	MXN	22,923,128	Banxico	Fixed 7.340%	Jan 2015	(538)	1,383,345	1,382,807

				6 Month
Barclays Bank PLC	3,100,000	EUR	4,405,255	EURIBOR	Fixed 2.500%	Sep 2018	(51,953)	119,195	67,242

				6 Month
Barclays Bank PLC	10,200,000	EUR	14,465,131	EURIBOR	Fixed 3.000%	Sep 2021	95,244	484,307	579,551

				3 Month
Barclays Bank PLC	13,500,000	USD	13,500,000	LIBOR	Fixed 3.000%	Oct 2021	860,630	233,739	1,094,369

				6 Month
Barclays Bank PLC	2,100,000	GBP	3,465,106	LIBOR	Fixed 3.000%	Mar 2022	37,423	41,631	79,054

					3 Month
Barclays Bank PLC	2,600,000	USD	2,600,000	Fixed 4.250%	LIBOR	Jun 2041	57,384	(933,626)	(876,242)

BNP Paribas	7,495,407	BRL	5,104,693	CDI	Fixed 11.880%	Jan 2013	642	143,298	143,940

				USD-Federal
BNP Paribas	20,500,000	USD	20,500,000	Funds	Fixed 1.000%	Sep 2013	(7,175)	254,959	247,784

BNP Paribas	2,270,831	BRL	1,806,586	CDI	Fixed 12.110%	Jan 2014	-	67,433	67,433

BNP Paribas	21,112,452	BRL	17,426,874	CDI	Fixed 12.560%	Jan 2014	-	737,708	737,708

				6 Month
BNP Paribas	3,200,000	EUR	4,621,279	EURIBOR	Fixed 3.000%	Mar 2022	51,943	96,758	148,701

					3 Month
BNP Paribas	1,200,000	USD	1,200,000	Fixed 4.250%	LIBOR	Jun 2041	51,662	(456,082)	(404,420)

				MXN-TIIE-
Citibank N.A.	86,600,000	MXN	6,687,775	Banxico	Fixed 7.330%	Jan 2015	(3,249)	406,943	403,694

				AUD-BBR-
Citibank N.A.	2,200,000	AUD	2,302,631	BBSW	Fixed 5.000%	Jun 2017	16,706	21,473	38,179

				6 Month
Citibank N.A.	4,300,000	EUR	6,172,432	EURIBOR	Fixed 3.650%	Sep 2021	5,246	572,413	577,659

512

				6 Month
Citibank N.A.	5,500,000	EUR	7,519,054	EURIBOR	Fixed 2.500%	Mar 2022	(5,933)	(61,910)	(67,843)

					3 Month
Citibank N.A.	4,800,000	USD	4,800,000	Fixed 4.250%	LIBOR	Jun 2041	169,404	(1,787,082)	(1,617,678)

					3 Month
Citibank N.A.	7,700,000	USD	7,700,000	Fixed 4.000%	LIBOR	Dec 2041	94,117	(2,152,405)	(2,058,288)

Credit Suisse
International	34,692,512	BRL	23,284,121	CDI	Fixed 12.480%	Jan 2013	73,254	751,397	824,651

Credit Suisse				6 Month
International	18,700,000	EUR	25,716,239	EURIBOR	Fixed 1.7500%	Sep 2014	(9,374)	14,039	4,665

Credit Suisse				6 Month
International	5,600,000	EUR	7,973,278	EURIBOR	Fixed 3.500%	Sep 2021	(13,204)	665,388	652,184

Credit Suisse					3 Month
International	4,900,000	USD	4,900,000	Fixed 4.250%	LIBOR	Jun 2041	109,991	(1,761,370)	(1,651,379)

				AUD-BBR-
Deutsche Bank AG	1,100,000	AUD	1,151,315	BBSW	Fixed 5.000%	Jun 2017	8,733	10,356	19,089

				6 Month
Deutsche Bank AG	5,800,000	EUR	8,380,994	EURIBOR	Fixed 3.500%	Sep 2021	69,401	606,075	675,476

				6 Month
Deutsche Bank AG	11,000,000	EUR	15,625,959	EURIBOR	Fixed 3.000%	Sep 2021	88,144	537,405	625,549

				6 Month
Deutsche Bank AG	3,200,000	EUR	4,621,279	EURIBOR	Fixed 3.000%	Mar 2022	49,910	98,792	148,702

					3 Month
Deutsche Bank AG	13,200,000	USD	13,200,000	Fixed 4.250%	LIBOR	Jun 2041	(483,966)	(3,964,648)	(4,448,614)

					3 Month
Deutsche Bank AG	2,800,000	USD	2,800,000	Fixed 4.000%	LIBOR	Dec 2041	(11,200)	(737,268)	(748,468)

Goldman Sachs	21,270,157	BRL	14,186,900	CDI	Fixed 11.890%	Jan 2013	5,575	414,195	419,770

Goldman Sachs	7,733,513	BRL	5,040,922	CDI	Fixed 11.930%	Jan 2013	(13,633)	168,304	154,671

Goldman Sachs	13,880,202	BRL	11,554,826	CDI	Fixed 12.650%	Jan 2014	141,431	450,471	591,902

				USD-Federal
Goldman Sachs	10,300,000	USD	10,300,000	Funds	Fixed 0.500%	Sep 2014	(43,981)	168,477	124,496

				6 Month
Goldman Sachs	25,300,000	EUR	36,315,191	EURIBOR	Fixed 3.500%	Sep 2021	(278,761)	3,225,233	2,946,472

				3 Month
Goldman Sachs	5,900,000	USD	5,900,000	LIBOR	Fixed 2.000%	Dec 2021	(24,190)	(70,541)	(94,731)

				6 Month
Goldman Sachs	11,500,000	EUR	15,721,658	EURIBOR	Fixed 2.500%	Mar 2022	(12,392)	(129,461)	(141,853)

					3 Month
Goldman Sachs	2,600,000	USD	2,600,000	Fixed 4.250%	LIBOR	Jun 2041	51,008	(927,250)	(876,242)

HSBC Bank USA	664,949	BRL	445,434	CDI	Fixed 14.765%	Jan 2012	4,667	36,579	41,246

HSBC Bank USA	1,444,625	BRL	639,986	CDI	Fixed 10.610%	Jan 2012	-	6,346	6,346

HSBC Bank USA	576,821	BRL	344,432	CDI	Fixed 11.140%	Jan 2012	2,596	4,012	6,608

HSBC Bank USA	34,363,916	BRL	24,080,194	CDI	Fixed 10.450%	Jan 2013	(30,868)	48,847	17,979

HSBC Bank USA	5,214,196	BRL	3,412,454	CDI	Fixed 11.880%	Jan 2013	(4,481)	98,112	93,631

HSBC Bank USA	3,606,502	BRL	2,732,410	CDI	Fixed 11.510%	Jan 2013	(8,505)	37,093	28,588

513

HSBC Bank USA	38,354,409	BRL	26,132,485	CDI	Fixed 12.300%	Jan 2013	113,825	902,929	1,016,754

HSBC Bank USA	22,726,930	BRL	15,228,015	CDI	Fixed 11.890%	Jan 2013	22,579	426,140	448,719

HSBC Bank USA	1,087,313	BRL	880,088	CDI	Fixed 12.540%	Jan 2014	10,381	33,296	43,677

HSBC Bank USA	4,197,588	BRL	3,778,877	CDI	Fixed 11.530%	Jan 2014	(3,136)	52,777	49,641

HSBC Bank USA	6,917,122	BRL	5,430,646	CDI	Fixed 10.530%	Jan 2014	(22,689)	13,158	(9,531)

				3 Month
HSBC Bank USA	4,406,979	BRL	3,464,468	LIBOR	Fixed 10.990%	Jan 2014	7,506	11,449	18,955

				MXN-TIIE-
HSBC Bank USA	160,000,000	MXN	12,433,588	Banxico	Fixed 5.600%	Sep 2016	59,627	(152,598)	(92,971)

				6 Month
HSBC Bank USA	12,500,000	EUR	17,917,499	EURIBOR	Fixed 3.500%	Sep 2021	171,605	1,284,162	1,455,767

				6 Month
HSBC Bank USA	19,900,000	GBP	32,499,884	LIBOR	Fixed 3.000%	Mar 2022	209,551	539,579	749,130

					3 Month
HSBC Bank USA	23,100,000	USD	23,100,000	Fixed 4.250%	LIBOR	Jun 2041	290,100	(8,075,174)	(7,785,074)

JPMorgan Chase
Bank, N.A.	27,176,775	BRL	18,758,891	CDI	Fixed 12.170%	Jan 2013	100,721	559,082	659,803

JPMorgan Chase
Bank, N.A.	4,941,557	BRL	3,878,924	CDI	Fixed 12.200%	Jan 2014	(1,421)	159,758	158,337

JPMorgan Chase				MXN-TIIE-
Bank, N.A.	48,700,000	MXN	3,760,908	Banxico	Fixed 7.330%	Jan 2015	(1,823)	228,843	227,020

JPMorgan Chase				3 Month
Bank, N.A.	3,900,000	USD	3,900,000	LIBOR	Fixed 3.000%	Oct 2021	215,280	100,871	316,151

JPMorgan Chase				3 Month
Bank, N.A.	4,600,000	USD	4,600,000	LIBOR	Fixed 2.000%	Dec 2021	(21,390)	(52,468)	(73,858)

JPMorgan Chase					3 Month
Bank, N.A.	15,500,000	USD	15,500,000	Fixed 4.250%	LIBOR	Jun 2041	(452,646)	(4,771,105)	(5,223,751)

Morgan Stanley
Capital Services, Inc.	10,508,485	BRL	7,349,952	CDI	Fixed 10.455%	Jan 2013	(6,150)	12,908	6,758

Morgan Stanley
Capital Services, Inc.	4,636,326	BRL	3,020,668	CDI	Fixed 11.980%	Jan 2013	8,880	87,861	96,741

Morgan Stanley
Capital Services, Inc.	40,509,826	BRL	28,246,811	CDI	Fixed 12.590%	Jan 2013	6,340	1,019,440	1,025,780

Morgan Stanley
Capital Services, Inc.	11,936,804	BRL	9,464,146	CDI	Fixed 12.500%	Jan 2013	11,263	169,658	180,921

Morgan Stanley				USD-Federal
Capital Services, Inc.	51,800,000	USD	51,800,000	Funds	Fixed 0.5000%	Sep 2013	(67,340)	234,965	167,625

Morgan Stanley
Capital Services, Inc.	10,432,279	BRL	8,421,164	CDI	Fixed 10.580%	Jan 2014	(29,732)	22,383	(7,349)

Morgan Stanley
Capital Services, Inc.	4,250,058	BRL	3,841,554	CDI	Fixed 11.670%	Jan 2014	2,880	51,126	54,006

Morgan Stanley
Capital Services, Inc.	11,149,461	BRL	9,249,859	CDI	Fixed 12.510%	Jan 2014	75,450	365,430	440,880

514

Morgan Stanley
Capital Services, Inc.	8,015,174	BRL	7,605,543	CDI	Fixed 12.540%	Jan 2014	(8,008)	202,862	194,854

Morgan Stanley				MXN-TIIE-
Capital Services, Inc.	13,600,000	MXN	1,105,893	Banxico	Fixed 5.600%	Sep 2016	2,655	(10,557)	(7,902)

Morgan Stanley				MXN-TIIE-
Capital Services, Inc.	11,100,000	MXN	906,274	Banxico	Fixed 6.350%	Jun 2021	2,598	(28,895)	(26,297)

Morgan Stanley				6 Month
Capital Services, Inc.	21,700,000	EUR	30,707,114	EURIBOR	Fixed 3.500%	Sep 2021	(101,680)	2,639,674	2,537,994

Morgan Stanley				6 Month
Capital Services, Inc.	9,600,000	EUR	13,780,313	EURIBOR	Fixed 3.650%	Sep 2021	46,744	1,242,913	1,289,657

Morgan Stanley				3 Month
Capital Services, Inc.	21,800,000	USD	21,800,000	LIBOR	Fixed 3.000%	Oct 2021	1,275,545	491,659	1,767,204

Morgan Stanley				3 Month
Capital Services, Inc.	6,100,000	USD	6,100,000	LIBOR	Fixed 2.000%	Dec 2021	(28,365)	(69,577)	(97,942)

The Royal Bank of				AUD-BBR-
Scotland PLC	2,100,000	AUD	2,197,966	BBSW	Fixed 5.000%	Jun 2017	16,869	19,575	36,444

The Royal Bank of					3 Month
Scotland PLC	31,000,000	USD	31,000,000	Fixed 4.250%	LIBOR	Jun 2041	553,656	(11,001,158)	(10,447,502)

The Royal Bank of					3 Month
Scotland PLC	2,500,000	USD	2,500,000	Fixed 4.000%	LIBOR	Dec 2041	5,000	(673,275)	(668,275)

UBS AG	2,311,674	BRL	1,221,374	CDI	Fixed 10.575%	Jan 2012	(43,550)	24,829	(18,721)

UBS AG	2,437,698	BRL	1,645,639	CDI	Fixed 12.070%	Jan 2013	7,474	47,592	55,066

UBS AG	3,831,051	BRL	2,955,138	CDI	Fixed 11.850%	Jan 2013	-	38,149	38,149

UBS AG	2,261,583	BRL	1,809,211	CDI	Fixed 12.250%	Jan 2014	9,150	66,576	75,726

UBS AG	4,655,800	BRL	4,161,878	CDI	Fixed 11.760%	Jan 2014	-	64,800	64,800

				3 Month
UBS AG	11,804,681	BRL	9,280,622	LIBOR	Fixed 10.770%	Jan 2014	(19,322)	39,873	20,551

				6 Month
UBS AG	9,100,000	EUR	12,440,617	EURIBOR	Fixed 2.500%	Mar 2022	(9,807)	(102,442)	(112,249)

			$934,001,516				$3,750,491	($12,523,581)	($8,773,090)

Centrally cleared swaps

							Unamortized
				Payments	Payments		Upfront	Unrealized
	Notional		USD Notional	Made by	Received by	Maturity	Payment Paid	Appreciation
Portfolio	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Market Value

Global Bond Trust

				3 Month	Fixed
	6,500,000	USD	$6,500,000	LIBOR	3.500%	Jun 2021	($809,412)	($82,944)	($892,356)

			$6,500,000				($809,412)	($82,944)	($892,356)

	515

							Unamortized
				Payments	Payments		Upfront	Unrealized
	Notional		USD Notional	Made by	Received by	Maturity	Payment Paid	Appreciation
Portfolio	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Market Value

Total Return Trust

				3 Month	Fixed
	15,200,000	USD	$15,200,000	LIBOR	4.250%	Jun 2041	($4,585,679)	($537,145)	($5,122,824)

				3 Month	Fixed
	8,000,000	USD	8,000,000	LIBOR	4.000%	Dec 2041	(1,978,400)	(160,081)	(2,138,481)

			$23,200,000				($6,564,079)	($697,226)	($7,261,305)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. A Portfolio may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a Portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held at September 30, 2011, and the range of notional contract amounts held by the Portfolios during the period ended September 30, 2011. In addition, the table details how the Portfolios used credit default swap contracts as a buyer of protection during period ended September 30, 2011.

Active Bond Trust
The Portfolio used credit default swaps to manage against potential credit events. During the period ended September 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging up to $10.0 million, as measured at each quarter end. At September 30, 2011, the Portfolio held no credit default swap contracts.

Core Allocation Plus Trust
The Portfolio used credit default swaps to manage against potential credit events. During the period ended September 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $50,000 to $7.9 million, as measured at each quarter end.

								Unamortized
						(Pay)/		Upfront
					USD	Receive		Payment	Unrealized
		Reference	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Core Allocation Plus Trust

		Everest Reinsurance
	Goldman Sachs	Holdings, Inc.	50,000	USD	$50,000	(1.750)%	Dec 2013	-	($1,107)	($1,107)

	Goldman Sachs	CDX-EMS16V1-5Y	405,000	USD	405,000	(5.000)%	Dec 2016	($30,497)	5,959	(24,538)

	Goldman Sachs	CDX-EMS16V1-5Y	275,000	USD	275,000	(5.000)%	Dec 2016	(20,708)	4,047	(16,661)

	Goldman Sachs	CDX-EMS16V1-5Y	405,000	USD	405,000	(5.000)%	Dec 2016	(30,700)	6,162	(24,538)

	Goldman Sachs	CMBX.NA.AM.4	125,000	USD	125,000	(0.500)%	Feb 2051	26,641	12,724	39,365

	Goldman Sachs	CMBX.NA.AA.1	130,000	USD	130,000	(0.250)%	Oct 2052	47,674	1,396	49,070

516

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.A.3	65,000	USD	65,000	(0.620)%	Dec 2049	46,656	2,737	49,393

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.A.3	60,000	USD	60,000	(0.620)%	Dec 2049	43,164	2,430	45,594

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.AM.3	140,932	USD	140,932	(0.500)%	Dec 2049	20,336	18,287	38,623

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.AA.1	120,000	USD	120,000	(0.250)%	Oct 2052	43,109	2,186	45,295

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.A.3	65,000	USD	65,000	(0.620)%	Dec 2049	46,717	2,676	49,393

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.A.3	60,000	USD	60,000	(0.620)%	Dec 2049	43,729	1,865	45,594

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.AA.3	95,000	USD	95,000	(0.270)%	Dec 2049	59,185	4,698	63,883

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.AA.3	95,000	USD	95,000	(0.270)%	Dec 2049	59,185	4,698	63,883

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.AM.3	129,068	USD	129,068	(0.500)%	Dec 2049	18,222	17,150	35,372

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.AAA.	500,000	USD	500,000	(0.350)%	Feb 2051	(39,693)	(27,153)	(66,846)

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.AM.4	250,000	USD	250,000	(0.500)%	Feb 2051	48,373	30,356	78,729

					$2,970,000			$381,393	$89,111	$470,504

Global Bond Trust
The Portfolio used credit default swaps to manage against potential credit events. During the period ended September 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $45.0 million to $54.9 million, as measured at each quarter end.

								Unamortized
						(Pay) /		Upfront
					USD	Receive		Payment	Unrealized
		Reference	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Global Bond Trust

		International Lease
	Bank of America N.A.	Finance Corp.	1,100,000	USD	$1,100,000	(0.130)%	Mar 2012	-	$25,914	$25,914

		CNA Financial
	Bank of America N.A.	Corp.	4,000,000	USD	4,000,000	(0.940)%	Dec 2014	-	129,925	129,925

		Computer Sciences
	Bank of America N.A.	Corp.	2,350,000	USD	2,350,000	(0.970)%	Mar 2018	-	246,763	246,763

		Marsh & McLennan
	Bank of America N.A.	Companies, Inc.	3,000,000	USD	3,000,000	(0.990)%	Sep 2015	-	(29,804)	(29,804)

		Spectra Energy
	Bank of America N.A.	Capital, LLC	3,000,000	USD	3,000,000	(1.180)%	Jun 2018	-	36,968	36,968

	517

		Starwood Hotels &
		Resorts Worldwide,
	Bank of America N.A.	Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	-	265,570	265,570

	Barclays Bank PLC	Sealed Air Corp.	3,000,000	USD	3,000,000	(1.035)%	Sep 2013	-	29,655	29,655

	BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.743)%	Jun 2013	-	(17,596)	(17,596)

	BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.780)%	Jun 2013	-	(18,462)	(18,462)

	BNP Paribas	Vivendi	1,100,000	USD	1,100,000	(1.820)%	Jun 2013	-	(16,392)	(16,392)

	Citibank N.A.	Autozone, Inc.	800,000	USD	800,000	(0.680)%	Dec 2012	-	(5,659)	(5,659)

	Citibank N.A.	Pearson PLC	3,000,000	USD	3,000,000	(0.570)%	Jun 2013	-	(11,277)	(11,277)

	Citibank N.A.	Sealed Air Corp.	1,200,000	USD	1,200,000	(0.590)%	Sep 2013	-	22,472	22,472

		Tate & Lyle Public
	Deutsche Bank AG	Limited Company	400,000	USD	400,000	(0.510)%	Dec 2014	-	1,786	1,786

		Marsh & McLennan
	Deutsche Bank AG	Companies, Inc.	2,000,000	USD	2,000,000	(0.800)%	Sep 2015	-	(4,918)	(4,918)

		Spectra Energy
	Deutsche Bank AG	Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	-	11,075	11,075

		International Lease
	Goldman Sachs	Finance Corp.	2,800,000	USD	2,800,000	(5.000)%	Jun 2013	($89,517)	186,449	96,932

	JPMorgan Chase Bank,
	N.A.	Loews Corp.	400,000	USD	400,000	(0.330)%	Mar 2016	-	8,431	8,431

	Morgan Stanley Capital
	Services, Inc.	Masco Corp.	300,000	USD	300,000	(0.580)%	Sep 2012	-	6,487	6,487

	Morgan Stanley Capital
	Services, Inc.	Duke Capital	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	-	14,194	14,194

	Morgan Stanley Capital	Simon Property
	Services, Inc.	Group, L.P.	3,000,000	USD	3,000,000	(0.885)%	Jun 2018	-	228,574	228,574

	The Royal Bank of
	Scotland PLC	GATX Corp.	3,000,000	USD	3,000,000	(0.605)%	Mar 2012	-	3,153	3,153

		The Cleveland
	The Royal Bank of	Electric Illuminating
	Scotland PLC	Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	-	149,139	149,139

					$45,050,000			($89,517)	$1,262,447	$1,172,930

Investment Quality Bond Trust
The Portfolio used credit default swaps to manage against potential credit events. During the period ended September 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $8.7 million to $40.5 million, as measured at each quarter end.

								Unamortized
						(Pay) /		Upfront
					USD	Receive		Payment	Unrealized
		Reference	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Trust

	Goldman Sachs	CDX-EMS16V1-5Y	2,195,000	USD	$2,195,000	(5.000)%	Dec 2016	($165,289)	$32,300	($132,989)

	Goldman Sachs	CDX-EMS16V1-5Y	1,485,000	USD	1,485,000	(5.000)%	Dec 2016	(111,824)	21,852	(89,972)

	518

	Goldman Sachs	CDX-EMS16V1-5Y	2,190,000	USD	2,190,000	(5.000)%	Dec 2016	(166,005)	33,319	(132,686)

	Goldman Sachs	CMBX.NA.AM.4	625,000	USD	625,000	(0.500)%	Feb 2051	133,204	63,619	196,823

	Goldman Sachs	CMBX.NA.AA.1	620,000	USD	620,000	(0.250)%	Oct 2052	227,369	6,655	234,024

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.A.3	310,000	USD	310,000	(0.620)%	Dec 2049	222,515	13,053	235,568

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.A.3	305,000	USD	305,000	(0.620)%	Dec 2049	219,417	12,351	231,768

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.AM.3	720,817	USD	720,817	(0.500)%	Dec 2049	104,009	94,156	198,165

	JPMorgan Chase Bank,
	N.A.	CMBX.NA.AA.1	620,000	USD	620,000	(0.250)%	Oct 2052	222,729	11,295	234,024

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.A.3	310,000	USD	310,000	(0.620)%	Dec 2049	222,806	12,762	235,568

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.A.3	315,000	USD	315,000	(0.620)%	Dec 2049	229,577	9,790	239,367

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.AA.3	470,000	USD	470,000	(0.270)%	Dec 2049	292,809	23,245	316,054

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.AA.3	470,000	USD	470,000	(0.270)%	Dec 2049	292,809	23,245	316,054

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.AM.3	659,183	USD	659,183	(0.500)%	Dec 2049	93,066	88,154	181,220

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.AAA.	2,485,000	USD	2,485,000	(0.350)%	Feb 2051	(197,274)	(134,950)	(332,224)

	Morgan Stanley Capital
	Services, Inc.	CMBX.NA.AM.4	1,245,000	USD	1,245,000	(0.500)%	Feb 2051	240,900	151,171	392,071

		Everest Reinsurance
	UBS AG	Holdings, Inc.	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	-	(33,726)	(33,726)

					$16,475,000			$1,860,818	$428,291	$2,289,109

Real Return Bond Trust
The Portfolio used credit default swaps to manage against potential credit events. During the period ended September 30, 2011, the Portfolio held credit default swaps with total USD notional amounts as represented below, as measured at each quarter end.

								Unamortized
						(Pay)/		Upfront
					USD	Receive		Payment	Unrealized
		Reference	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Trust

		Liberty Mutual
	Bank of America N.A.	Group, Inc.	900,000	USD	$900,000	(1.390)%	Mar 2014	-	$22,233	$22,233

	Barclays Bank PLC	Rexam PLC	1,000,000	USD	1,000,000	(1.450)%	Jun 2013	-	(12,636)	(12,636)

		Everest Reinsurance
	Barclays Bank PLC	Holdings, Inc.	1,000,000	USD	1,000,000	(0.535)%	Dec 2014	-	11,062	11,062

	519

	International Lease
BNP Paribas	Finance Corp.	800,000	USD	800,000	(1.600)%	Dec 2013	-	94,465	94,465

				$3,700,000			-	$115,124	$115,124

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The following table summarizes contracts held at September 30, 2011, and the range of notional contracts amounts held by the Portfolios during the period ended September 30, 2011. In addition, the table details how the Portfolios used credit default swap contracts as a seller of protection during the period ended September 30, 2011.

Core Allocation Plus Trust
The Portfolio used credit default swaps to gain exposure to a security or credit index and to take a long position in the exposure of the benchmark. During the period ended September 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging up to $4.1 million, as measured at each quarter end.

									Unamortized
			Implied				(Pay)/		Upfront
			Credit			USD	Receive		Payment	Unrealized
		Reference	Spread at	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	9-30-2011	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Core Allocation Plus Trust

	Goldman Sachs	LCDX.NA.16-V1	n/a	265,000	USD	$265,000	2.50%	Jun 2016	($16,382)	($3,044)	($19,426)

	Goldman Sachs	LCDX.NA.16-V1	n/a	145,000	USD	145,000	2.50%	Jun 2016	(7,914)	(2,716)	(10,630)

		CDX-
	Goldman Sachs	NAHYS17V1-5Y	n/a	730,000	USD	730,000	5.00%	Dec 2016	(69,350)	(20,081)	(89,431)

		CDX-
	Goldman Sachs	NAIGS17V1-5Y	n/a	1,630,000	USD	1,630,000	1.00%	Dec 2016	(25,811)	(7,378)	(33,189)

	Goldman Sachs	CMBX.NA.AJ.2	n/a	35,000	USD	35,000	0.09%	Mar 2049	(11,812)	(125)	(11,937)

	JPMorgan Chase
	Bank, N.A.	CMBX.NA.AJ.2	n/a	125,000	USD	125,000	0.90%	Mar 2049	(28,461)	(14,173)	(42,634)

	JPMorgan Chase
	Bank, N.A.	CMBX.NA.AJ.2	n/a	125,000	USD	125,000	0.90%	Mar 2049	(28,150)	(14,487)	(42,637)

	JPMorgan Chase
	Bank, N.A.	CMBX.NA.AJ.2	n/a	30,000	USD	30,000	0.09%	Mar 2049	(10,574)	342	(10,232)

	JPMorgan Chase
	Bank, N.A.	CMBX.NA.AJ.2	n/a	60,000	USD	60,000	0.09%	Mar 2049	(21,149)	685	(20,464)

	Morgan Stanley
	Capital Services, Inc.	Xerox Corp.	n/a	325,000	USD	325,000	1.00%	Jun 2016	(4,545)	(19,775)	(24,320)

	Morgan Stanley
	Capital Services, Inc.	CMBX.NA.A.5	n/a	250,000	USD	250,000	3.50%	Feb 2051	(127,770)	(47,709)	(175,479)

	520

Morgan Stanley
Capital Services, Inc.	CMBX.NA.AA.4	n/a	190,000	USD	190,000	1.65%	Feb 2051	(96,835)	(28,513)	(125,348)

Morgan Stanley
Capital Services, Inc.	CMBX.NA.AA.4	n/a	65,000	USD	65,000	1.65%	Feb 2051	(32,974)	(9,908)	(42,882)

Morgan Stanley
Capital Services, Inc.	CMBX.NA.AA.4	n/a	125,000	USD	125,000	0.65%	Feb 2051	(72,245)	(10,221)	(82,466)

					$4,100,000			($553,972)	($177,103)	($731,075)

Global Bond Trust
The Portfolio used credit default swaps to gain exposure to a security or credit index and to take a long position in the exposure of the benchmark. During the period ended September 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $109.7 million to $191.7 million, as measured at each quarter end.

									Unamortized
			Implied				(Pay) /		Upfront
			Credit			USD	Receive		Payment	Unrealized
		Reference	Spread at	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	9-30-2011	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Global Bond Trust

		United Kingdom
		of Great Britain
		and Northern
	Bank of America N.A.	Ireland	0.73%	2,300,000	USD	$2,300,000	1.00%	Jun 2015	$16,041	$7,188	$23,229

		United Kingdom
		of Great Britain
		and Northern
	Bank of America N.A.	Ireland	0.73%	7,900,000	USD	7,900,000	1.00%	Jun 2015	41,019	38,766	79,785

	Bank of America N.A.	French Republic	1.76%	1,300,000	USD	1,300,000	0.25%	Mar 2016	(45,813)	(36,782)	(82,595)

		Federative
	Bank of America N.A.	Republic of Brazil	0.65%	1,400,000	USD	1,400,000	1.00%	Dec 2011	1,075	461	1,536

		Russian
	Bank of America N.A.	Federation	1.84%	4,300,000	USD	4,300,000	1.00%	Dec 2011	(910)	(5,604)	(6,514)

		United Mexican
	Bank of America N.A.	States	0.57%	3,800,000	USD	3,800,000	1.00%	Dec 2011	2,874	1,977	4,851

		Ally Financial,
	Bank of America N.A.	Inc.	6.99%	1,300,000	USD	1,300,000	5.00%	Dec 2012	13,442	(41,632)	(28,190)

	Bank of America N.A.	MCDX.NA.15	n/a	900,000	USD	900,000	1.00%	Dec 2015	(21,615)	(5,910)	(27,525)

	Bank of America N.A.	State of California	2.54%	4,900,000	USD	4,900,000	2.93%	Dec 2020	-	110,245	110,245

		United Mexican
	Barclays Bank PLC	States	0.57%	3,800,000	USD	3,800,000	1.00%	Dec 2011	2,758	2,093	4,851

		People's Republic
	Barclays Bank PLC	of China	1.95%	1,100,000	USD	1,100,000	1.00%	Sep 2016	(1,035)	(46,526)	(47,561)

		Commonwealth of
	BNP Paribas	Australia	0.85%	1,000,000	USD	1,000,000	1.00%	Jun 2015	12,621	(6,703)	5,918

		Russian
	Citibank N.A.	Federation	1.84%	2,600,000	USD	2,600,000	1.00%	Dec 2011	1,619	(5,766)	(4,147)

521

	United Kingdom
	of Great Britain
	and Northern
Citibank N.A.	Ireland	0.73%	1,000,000	USD	1,000,000	1.00%	Jun 2015	5,559	4,540	10,099

Citibank N.A.	French Republic	1.76%	3,200,000	USD	3,200,000	0.25%	Mar 2016	(112,901)	(90,410)	(203,311)

	People's Republic
Citibank N.A.	of China	1.87%	3,300,000	USD	3,300,000	1.00%	Mar 2016	30,590	(149,358)	(118,768)

	United Kingdom
	of Great Britain
	and Northern
Citibank N.A.	Ireland	0.88%	1,800,000	USD	1,800,000	1.00%	Jun 2016	21,624	(10,843)	10,781

Citibank N.A.	French Republic	1.76%	4,400,000	USD	4,400,000	0.25%	Dec 2016	(340,730)	336	(340,394)

Citibank N.A.	MCDX.NA.15	n/a	300,000	USD	300,000	1.00%	Dec 2020	(15,511)	(5,614)	(21,125)

Credit Suisse	Government of
International	Japan	1.37%	4,700,000	USD	4,700,000	1.00%	Mar 2016	(29,566)	(42,669)	(72,235)

Credit Suisse	People's Republic
International	of China	1.87%	3,100,000	USD	3,100,000	1.00%	Mar 2016	28,694	(140,264)	(111,570)

Credit Suisse	People's Republic
International	of China	1.98%	2,400,000	USD	2,400,000	1.00%	Dec 2016	(94,589)	(17,609)	(112,198)

	Federative
Deutsche Bank AG	Republic of Brazil	0.65%	3,500,000	USD	3,500,000	1.00%	Dec 2011	2,869	970	3,839

	Ally Financial,
Deutsche Bank AG	Inc.	5.77%	1,300,000	USD	1,300,000	5.00%	Sep 2012	11,995	(19,468)	(7,473)

	United Kingdom
	of Great Britain
	and Northern
Deutsche Bank AG	Ireland	0.73%	1,800,000	USD	1,800,000	1.00%	Jun 2015	10,029	8,150	18,179

Deutsche Bank AG	MCDX.NA.15	n/a	1,500,000	USD	1,500,000	1.00%	Dec 2015	(31,455)	(14,420)	(45,875)

	People's Republic
Deutsche Bank AG	of China	1.82%	800,000	USD	800,000	1.00%	Dec 2015	14,378	(40,226)	(25,848)

	United Kingdom
	of Great Britain
	and Northern
Deutsche Bank AG	Ireland	0.80%	6,000,000	USD	6,000,000	1.00%	Dec 2015	110,289	(57,844)	52,445

	United States of
Deutsche Bank AG	America	0.56%	7,900,000	EUR	11,004,303	0.25%	Dec 2015	(90,711)	(43,223)	(133,934)

	Commonwealth of
Deutsche Bank AG	Australia	0.92%	2,700,000	USD	2,700,000	1.00%	Mar 2016	49,936	(39,937)	9,999

	Commonwealth of
Deutsche Bank AG	Australia	0.98%	100,000	USD	100,000	1.00%	Sep 2016	1,479	(1,336)	143

	Commonwealth of
Deutsche Bank AG	Australia	1.00%	1,200,000	USD	1,200,000	1.00%	Dec 2016	2,977	(2,611)	366

Goldman Sachs	MCDX.NA.15	n/a	6,900,000	USD	6,900,000	1.00%	Dec 2015	(219,131)	8,106	(211,025)

522

	Commonwealth of
Goldman Sachs	Australia	0.95%	600,000	USD	600,000	1.00%	Jun 2016	13,420	(11,883)	1,537

Goldman Sachs	MCDX.NA.16	n/a	2,700,000	USD	2,700,000	1.00%	Jun 2016	(52,558)	(49,420)	(101,978)

	Federal Republic
Goldman Sachs	of Germany	n/a	9,700,000	USD	9,700,000	0.25%	Dec 2016	(424,488)	741	(423,747)

	People's Republic
Goldman Sachs	of China	1.98%	1,900,000	USD	1,900,000	1.00%	Dec 2016	(66,705)	(22,077)	(88,782)

	United Kingdom
	of Great Britain
JPMorgan Chase	and Northern
Bank, N.A.	Ireland	0.73%	7,800,000	USD	7,800,000	1.00%	Jun 2015	29,705	49,070	78,775

JPMorgan Chase	People's Republic
Bank, N.A.	of China	1.82%	5,000,000	USD	5,000,000	1.00%	Dec 2015	79,423	(240,972)	(161,549)

JPMorgan Chase	Commonwealth of
Bank, N.A.	Australia	0.95%	800,000	USD	800,000	1.00%	Jun 2016	16,474	(14,424)	2,050

JPMorgan Chase	People's Republic
Bank, N.A.	of China	1.95%	7,700,000	USD	7,700,000	1.00%	Sep 2016	-	(332,929)	(332,929)

JPMorgan Chase	People's Republic
Bank, N.A.	of China	1.98%	1,200,000	USD	1,200,000	1.00%	Dec 2016	(47,044)	(9,062)	(56,106)

Morgan Stanley	Russian
Capital Services, Inc.	Federation	1.84%	200,000	USD	200,000	1.00%	Dec 2011	133	(452)	(319)

Morgan Stanley
Capital Services, Inc.	French Republic	1.72%	1,500,000	USD	1,500,000	0.25%	Dec 2015	(25,332)	(62,754)	(88,086)

Morgan Stanley
Capital Services, Inc.	MCDX.NA.15	n/a	4,000,000	USD	4,000,000	1.00%	Dec 2015	(143,271)	20,938	(122,333)

Morgan Stanley	Government of
Capital Services, Inc.	Japan	1.37%	500,000	USD	500,000	1.00%	Mar 2016	(4,186)	(3,499)	(7,685)

Morgan Stanley	Commonwealth of
Capital Services, Inc.	Australia	0.95%	1,700,000	USD	1,700,000	1.00%	Jun 2016	37,631	(33,275)	4,356

Morgan Stanley
Capital Services, Inc.	State of California	2.13%	1,600,000	USD	1,600,000	1.35%	Jun 2016	-	(48,712)	(48,712)

Morgan Stanley	Commonwealth of
Capital Services, Inc.	Australia	1.00%	700,000	USD	700,000	1.00%	Dec 2016	2,085	(1,871)	214

Morgan Stanley
Capital Services, Inc.	French Republic	1.76%	10,100,000	USD	10,100,000	0.25%	Dec 2016	(779,888)	771	(779,117)

Morgan Stanley	People's Republic
Capital Services, Inc.	of China	1.98%	500,000	USD	500,000	1.00%	Dec 2016	(20,029)	(3,346)	(23,375)

Morgan Stanley	Commonwealth of
Capital Services, Inc.	Pennsylvania	1.53%	1,000,000	USD	1,000,000	1.40%	Mar 2021	-	(8,071)	(8,071)

Morgan Stanley
Capital Services, Inc.	State of California	2.56%	1,600,000	USD	1,600,000	2.15%	Mar 2021	-	(35,090)	(35,090)

Morgan Stanley	State of
Capital Services, Inc.	Connecticut	1.82%	2,600,000	USD	2,600,000	1.63%	Mar 2021	-	(29,837)	(29,837)

523

	Morgan Stanley
	Capital Services, Inc.	State of California	2.57%	2,900,000	USD	2,900,000	2.15%	Jun 2021	-	(66,728)	(66,728)

	The Royal Bank of	Commonwealth of
	Scotland PLC	Australia	0.92%	1,400,000	USD	1,400,000	1.00%	Mar 2016	27,374	(22,189)	5,185

	The Royal Bank of	Commonwealth of
	Scotland PLC	Australia	0.92%	2,300,000	USD	2,300,000	1.00%	Mar 2016	44,050	(35,532)	8,518

	The Royal Bank of	Commonwealth of
	Scotland PLC	Australia	0.92%	2,700,000	USD	2,700,000	1.00%	Mar 2016	51,164	(41,165)	9,999

	The Royal Bank of	Commonwealth of
	Scotland PLC	Australia	0.98%	1,800,000	USD	1,800,000	1.00%	Sep 2016	25,310	(22,727)	2,583

		United States of
	UBS AG	America	0.59%	4,000,000	EUR	5,804,597	0.25%	Jun 2016	(69,168)	(12,415)	(81,583)

		Commonwealth of
	UBS AG	Australia	0.98%	2,000,000	USD	2,000,000	1.00%	Sep 2016	35,185	(32,315)	2,870

		Commonwealth of
	UBS AG	Australia	0.98%	4,600,000	USD	4,600,000	1.00%	Sep 2016	68,012	(61,412)	6,600

		Commonwealth of
	UBS AG	Australia	1.00%	3,000,000	USD	3,000,000	1.00%	Dec 2016	5,965	(4,966)	999

		People's Republic
	UBS AG	of China	1.98%	4,100,000	USD	4,100,000	1.00%	Dec 2016	(128,606)	(62,976)	(191,582)

						$191,608,900			($1,947,443)	($1,840,502)	($3,787,945)

Investment Quality Bond Trust
The Portfolio used credit default swaps to gain exposure to a security or credit index and to take a long position in the exposure of the benchmark. During the period ended September 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging up to approximately $20.8 million, as measured at each quarter end.

									Unamortized
			Implied				(Pay) /		Upfront
			Credit			USD	Receive		Payment	Unrealized
		Reference	Spread at	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	9-30-2011	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Trust

	Goldman Sachs	LCDX.NA.16-V1	n/a	1,295,000	USD	$1,295,000	2.50%	Jun 2016	($80,289)	($14,643)	($94,932)

	Goldman Sachs	LCDX.NA.16-V1	n/a	940,000	USD	940,000	2.50%	Jun 2016	(51,307)	(17,601)	(68,908)

	Goldman Sachs	CMBX.NA.AJ.2	n/a	170,000	USD	170,000	0.09%	Mar 2049	(57,372)	(610)	(57,982)

	JPMorgan Chase
	Bank, N.A.	CMBX.NA.AJ.2	n/a	625,000	USD	625,000	0.09%	Mar 2049	(142,307)	(70,861)	(213,168)

	JPMorgan Chase
	Bank, N.A.	CMBX.NA.AJ.2	n/a	615,000	USD	615,000	0.09%	Mar 2049	(138,499)	(71,258)	(209,757)

	JPMorgan Chase
	Bank, N.A.	CMBX.NA.AJ.2	n/a	155,000	USD	155,000	0.09%	Mar 2049	(54,634)	1,768	(52,866)

	JPMorgan Chase
	Bank, N.A.	CMBX.NA.AJ.2	n/a	295,000	USD	295,000	0.09%	Mar 2049	(103,981)	3,366	(100,615)

	Morgan Stanley
	Capital Services, Inc.	Xerox Corp.	n/a	825,000	USD	825,000	1.00%	Jun 2016	(11,003)	(50,729)	(61,732)

	524

	Morgan Stanley
	Capital Services, Inc.	CMBX.NA.A.5	n/a	1,240,000	USD	1,240,000	3.50%	Feb 2051	(633,741)	(236,636)	(870,377)

	Morgan Stanley
	Capital Services, Inc.	CMBX.NA.AA.	n/a	940,000	USD	940,000	0.17%	Feb 2051	(479,076)	(141,066)	(620,142)

	Morgan Stanley
	Capital Services, Inc.	CMBX.NA.AA.	n/a	315,000	USD	315,000	0.17%	Feb 2051	(159,798)	(48,015)	(207,813)

	Morgan Stanley
	Capital Services, Inc.	CMBX.NA.AA.4	n/a	625,000	USD	625,000	0.65%	Feb 2051	(361,223)	(51,105)	(412,328)

		CDX-
	UBS AG	NAHYS17V1-5Y	n/a	3,940,000	USD	3,940,000	5.00%	Dec 2016	(374,300)	(108,384)	(482,684)

		CDX-
	UBS AG	NAIGS17V1-5Y	n/a	8,785,000	USD	8,785,000	1.00%	Dec 2016	(138,648)	(40,226)	(178,874)

						$20,765,000			($2,786,178)	($846,000)	($3,632,178)

Real Return Bond Trust
The Portfolio used credit default swaps to gain exposure to a security or credit index and to take a long position in the exposure of the benchmark During the period ended September 30, 2011, the
Portfolio held credit default swaps with total USD notional amounts ranging from approximately $6.0 million to $6.9 million, as measured at each quarter end.

									Unamortized
			Implied				(Pay) /		Upfront
			Credit				Receive		Payment	Unrealized
		Reference	Spread at	Notional		USD Notional	Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	9-30-2011	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Trust

		Federative
	Barclays Bank PLC	Republic of Brazil	1.71%	500,000	USD	$500,000	1.00%	Jun 2015	($3,102)	($9,591)	($12,693)

	Barclays Bank PLC	French Republic	1.72%	200,000	USD	200,000	0.25%	Dec 2015	(3,247)	(8,498)	(11,745)

	Barclays Bank PLC	CDX.EM.15	n/a	100,000	USD	100,000	5.00%	Jun 2016	12,153	(6,109)	6,044

	Citibank N.A.	French Republic	1.65%	400,000	USD	400,000	0.25%	Jun 2015	(6,952)	(12,987)	(19,939)

	Citibank N.A.	CDX.EM.14	n/a	900,000	USD	900,000	5.00%	Dec 2015	105,036	(53,149)	51,887

	Citibank N.A.	French Republic	1.79%	600,000	USD	600,000	0.25%	Jun 2016	(24,867)	(16,123)	(40,990)

		United Kingdom of
		Great Britain and
	Deutsche Bank AG	Northern Ireland	0.73%	1,300,000	USD	1,300,000	1.00%	Jun 2015	11,259	1,870	13,129

	Deutsche Bank AG	CDX.EM.14	n/a	200,000	USD	200,000	5.00%	Dec 2015	24,156	(12,626)	11,530

		Government of
	Goldman Sachs	Japan	1.33%	700,000	USD	700,000	1.00%	Dec 2015	12,646	(21,744)	(9,098)

	JPMorgan Chase	Federative
	Bank, N.A.	Republic of Brazil	1.71%	600,000	USD	600,000	1.00%	Jun 2015	(4,956)	(10,275)	(15,231)

	JPMorgan Chase	Petroleo Brasileiro
	Bank, N.A.	S/A Petrobras	2.02%	300,000	USD	300,000	1.00%	Sep 2015	(6,651)	(4,920)	(11,571)

	UBS AG	CDX.EM.14	n/a	200,000	USD	200,000	5.00%	Dec 2015	22,932	(11,402)	11,530

						$6,000,000			$138,407	($165,554)	($27,147)

	525

Total Return Trust
The Portfolio used credit default swaps to gain exposure to a security or credit index and to take a long position in the exposure of the benchmark. During the period ended September 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $412.7 million to $666.6 million, as measured at each quarter end.

									Unamortized
			Implied				(Pay) /		Upfront
			Credit			USD	Receive		Payment	Unrealized
		Reference	Spread at	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	9-30-2011	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value

Total Return Trust

		Berkshire
	Bank of America N.A.	Hathaway, Inc.	2.28%	2,900,000	USD	$2,900,000	1.00%	Mar 2015	($34,840)	($86,104)	($120,944)

		United Mexican
	Bank of America N.A.	States	1.73%	300,000	USD	300,000	1.00%	Sep 2015	(3,363)	(4,955)	(8,318)

	Bank of America N.A.	CDX.EM.14	n/a	6,100,000	USD	6,100,000	5.00%	Dec 2015	690,937	(339,259)	351,678

		General Electric
	Bank of America N.A.	Capital Corp.	2.97%	2,600,000	USD	2,600,000	1.00%	Dec 2015	(43,754)	(151,628)	(195,382)

		General Electric
	Bank of America N.A.	Capital Corp.	2.97%	2,500,000	USD	2,500,000	1.00%	Dec 2015	(41,110)	(146,758)	(187,868)

		Federative
	Bank of America N.A.	Republic of Brazil	1.83%	20,700,000	USD	20,700,000	1.00%	Mar 2016	(130,117)	(599,191)	(729,308)

	Bank of America N.A.	French Republic	1.76%	2,300,000	USD	2,300,000	0.25%	Mar 2016	(80,227)	(65,903)	(146,130)

		Government of
	Bank of America N.A.	Japan	1.37%	400,000	USD	400,000	1.00%	Mar 2016	4,566	(10,714)	(6,148)

		Government of
	Bank of America N.A.	Japan	1.37%	300,000	USD	300,000	1.00%	Mar 2016	3,676	(8,287)	(4,611)

	Bank of America N.A.	Kingdom of Spain	3.80%	500,000	USD	500,000	1.00%	Mar 2016	(29,054)	(25,368)	(54,422)

	Bank of America N.A.	Kingdom of Spain	3.80%	23,800,000	USD	23,800,000	1.00%	Mar 2016	(1,394,101)	(1,196,373)	(2,590,474)

	Bank of America N.A.	Metlife, Inc.	3.38%	7,300,000	USD	7,300,000	1.00%	Mar 2016	(145,820)	(546,432)	(692,252)

		Federative
	Bank of America N.A.	Republic of Brazil	1.85%	1,000,000	USD	1,000,000	1.95%	Apr 2016	(1,816)	14,831	13,015

	Bank of America N.A.	CDX.NA.IG.16	n/a	13,700,000	USD	13,700,000	1.00%	Jun 2016	54,399	(265,245)	(210,846)

		Credit Agricole
	Bank of America N.A.	SA	5.21%	3,000,000	EUR	4,438,047	1.00%	Jun 2016	(294,055)	(378,961)	(673,016)

		United Kingdom
		of Great Britain
		And Northern
	Bank of America N.A.	Ireland	0.88%	3,900,000	USD	3,900,000	1.00%	Jun 2016	73,488	(50,128)	23,360

	Bank of America N.A.	Republic of Korea	2.15%	1,400,000	USD	1,400,000	1.00%	Sep 2016	(986)	(72,272)	(73,258)

		United Mexican
	Barclays Bank PLC	States	0.58%	1,000,000	USD	1,000,000	0.39%	Jan 2012	-	211	211

	Barclays Bank PLC	Dell, Inc.	0.71%	5,900,000	USD	5,900,000	1.00%	Sep 2013	19,289	15,721	35,010

		United Mexican
	Barclays Bank PLC	States	1.64%	2,000,000	USD	2,000,000	1.00%	Mar 2015	(30,545)	(12,233)	(42,778)

	Barclays Bank PLC	CDX.EM.13	n/a	200,000	USD	200,000	5.00%	Jun 2015	17,670	(6,862)	10,808

	Barclays Bank PLC	CDX.EM.13	n/a	22,500,000	USD	22,500,000	5.00%	Jun 2015	2,199,819	(983,942)	1,215,877

	526

	Federative
Barclays Bank PLC	Republic of Brazil	1.71%	500,000	USD	500,000	1.00%	Jun 2015	(5,137)	(7,556)	(12,693)

Barclays Bank PLC	CDX.EM.14	n/a	4,600,000	USD	4,600,000	5.00%	Dec 2015	500,800	(235,600)	265,200

	People's Republic
Barclays Bank PLC	of China	1.87%	700,000	USD	700,000	1.00%	Mar 2016	7,296	(32,489)	(25,193)

Barclays Bank PLC	Republic of Italy	4.72%	1,500,000	USD	1,500,000	1.00%	Mar 2016	(50,733)	(159,129)	(209,862)

	United Mexican
Barclays Bank PLC	States	1.82%	200,000	USD	200,000	1.00%	Mar 2016	(1,341)	(5,625)	(6,966)

Barclays Bank PLC	CDX.EM.15	n/a	3,400,000	USD	3,400,000	5.00%	Jun 2016	388,449	(182,979)	205,470

	Republic of
Barclays Bank PLC	Indonesia	2.94%	3,100,000	USD	3,100,000	1.00%	Jun 2016	(47,227)	(207,148)	(254,375)

	Republic of
Barclays Bank PLC	Indonesia	2.94%	2,100,000	USD	2,100,000	1.00%	Jun 2016	(32,893)	(139,426)	(172,319)

	Republic of
Barclays Bank PLC	Indonesia	2.94%	1,900,000	USD	1,900,000	1.00%	Jun 2016	(28,330)	(127,577)	(155,907)

	Republic of
Barclays Bank PLC	Indonesia	2.94%	1,800,000	USD	1,800,000	1.00%	Jun 2016	(26,450)	(121,252)	(147,702)

Barclays Bank PLC	French Republic	1.83%	500,000	USD	500,000	0.25%	Sep 2016	(29,929)	(6,581)	(36,510)

	People's Republic
BNP Paribas	of China	1.87%	300,000	USD	300,000	1.00%	Mar 2016	3,165	(13,962)	(10,797)

	United States of
BNP Paribas	America	0.58%	7,800,000	EUR	10,936,378	0.25%	Mar 2016	(98,201)	(47,464)	(145,665)

BNP Paribas	CDX.NA.IG.16	n/a	75,300,000	USD	75,300,000	1.00%	Jun 2016	245,385	(1,404,270)	(1,158,885)

BNP Paribas	Nucor Corp.	1.56%	5,000,000	USD	5,000,000	1.00%	Jun 2018	8,959	(177,814)	(168,855)

	Republic of
BNP Paribas	Indonesia	3.49%	3,800,000	USD	3,800,000	1.00%	Jun 2021	(252,233)	(428,643)	(680,876)

Citibank N.A.	CDX.NA.HY.8	n/a	8,184,990	USD	8,184,990	0.36%	Jun 2012	-	10,354	10,354

Citibank N.A.	CDX.NA.HY.8	n/a	4,814,700	USD	4,814,700	0.36%	Jun 2012	-	6,272	6,272

Citibank N.A.	CDX.NA.HY.8	n/a	2,022,174	USD	2,022,174	0.40%	Jun 2012	-	3,259	3,259

	General Electric
Citibank N.A.	Capital Corp.	2.74%	1,500,000	USD	1,500,000	4.33%	Dec 2013	-	52,774	52,774

	United Mexican
Citibank N.A.	States	1.64%	2,000,000	USD	2,000,000	1.00%	Mar 2015	(31,171)	(11,607)	(42,778)

	Federative
Citibank N.A.	Republic of Brazil	1.75%	1,000,000	USD	1,000,000	1.00%	Sep 2015	(12,347)	(15,971)	(28,318)

	Republic of
Citibank N.A.	Indonesia	2.78%	500,000	USD	500,000	1.00%	Sep 2015	(8,749)	(23,670)	(32,419)

	United Mexican
Citibank N.A.	States	1.73%	700,000	USD	700,000	1.00%	Sep 2015	(8,364)	(11,045)	(19,409)

Citibank N.A.	CDX.EM.14	n/a	1,000,000	USD	1,000,000	5.00%	Dec 2015	111,578	(53,926)	57,652

	Federative
Citibank N.A.	Republic of Brazil	1.83%	3,300,000	USD	3,300,000	1.00%	Mar 2016	(19,367)	(96,899)	(116,266)

Citibank N.A.	Kingdom of Spain	3.80%	2,700,000	USD	2,700,000	1.00%	Mar 2016	(145,110)	(148,767)	(293,877)

527

	Republic of
Citibank N.A.	Kazakhstan	3.17%	300,000	USD	300,000	1.00%	Mar 2016	(7,552)	(19,204)	(26,756)

	United Mexican
Citibank N.A.	States	1.82%	12,000,000	USD	12,000,000	1.00%	Mar 2016	(85,430)	(332,551)	(417,981)

	Berkshire
Citibank N.A.	Hathaway, Inc.	2.43%	11,000,000	USD	11,000,000	1.00%	Jun 2016	(24,241)	(650,755)	(674,996)

	Federative
Citibank N.A.	Republic of Brazil	1.88%	6,600,000	USD	6,600,000	1.00%	Jun 2016	(20,488)	(238,635)	(259,123)

Citibank N.A.	Kingdom of Spain	3.81%	2,000,000	USD	2,000,000	1.00%	Jun 2016	(127,384)	(101,238)	(228,622)

	Republic of
Citibank N.A.	Indonesia	2.94%	600,000	USD	600,000	1.00%	Jun 2016	(10,335)	(38,899)	(49,234)

	United Mexican
Citibank N.A.	States	1.87%	3,600,000	USD	3,600,000	1.00%	Jun 2016	(7,254)	(132,576)	(139,830)

	Republic of
Citibank N.A.	Indonesia	3.49%	1,200,000	USD	1,200,000	1.00%	Jun 2021	(81,909)	(133,104)	(215,013)

Credit Suisse	People's Republic
International	of China	1.70%	5,000,000	USD	5,000,000	1.00%	Mar 2015	16,131	(131,089)	(114,958)

Credit Suisse
International	CDX.EM.13	n/a	700,000	USD	700,000	5.00%	Jun 2015	65,757	(27,930)	37,827

Credit Suisse	Federative
International	Republic of Brazil	1.71%	6,900,000	USD	6,900,000	1.00%	Jun 2015	(69,439)	(105,723)	(175,162)

	United Kingdom
	of Great Britain
Credit Suisse	And Northern
International	Ireland	0.84%	8,100,000	USD	8,100,000	1.00%	Mar 2016	136,781	(77,134)	59,647

Credit Suisse
International	Arcelormittal	6.30%	1,500,000	USD	$1,500,000	1.00%	Jun 2016	(69,622)	(228,536)	(298,158)

Deutsche Bank AG	CDX.NA.IG.9	n/a	12,152,686	USD	12,152,686	0.71%	Dec 2012	-	97,945	97,945

	Berkshire
Deutsche Bank AG	Hathaway, Inc.	1.73%	2,000,000	USD	2,000,000	0.85%	Mar 2013	-	(25,112)	(25,112)

Deutsche Bank AG	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.53%	Jun 2013	-	18,293	18,293

	General Electric
Deutsche Bank AG	Capital Corp.	2.74%	1,400,000	USD	1,400,000	4.90%	Dec 2013	-	66,719	66,719

Deutsche Bank AG	CDX.EM.12	n/a	1,400,000	USD	1,400,000	5.00%	Dec 2014	89,566	(18,342)	71,224

	United Mexican
Deutsche Bank AG	States	1.64%	1,000,000	USD	1,000,000	1.00%	Mar 2015	(15,586)	(5,803)	(21,389)

Deutsche Bank AG	CDX.EM.13	n/a	4,800,000	USD	4,800,000	5.00%	Jun 2015	439,348	(179,961)	259,387

	Federative
Deutsche Bank AG	Republic of Brazil	1.71%	2,800,000	USD	2,800,000	1.00%	Jun 2015	(22,057)	(49,023)	(71,080)

	Federative
Deutsche Bank AG	Republic of Brazil	1.71%	700,000	USD	700,000	1.00%	Jun 2015	(4,806)	(12,964)	(17,770)

Deutsche Bank AG	CDX.EM.14	n/a	4,300,000	USD	4,300,000	5.00%	Dec 2015	435,061	(187,157)	247,904

Deutsche Bank AG	French Republic	1.76%	600,000	USD	600,000	0.25%	Mar 2016	(20,949)	(17,172)	(38,121)

528

	General Electric
Deutsche Bank AG	Capital Corp.	2.99%	400,000	USD	400,000	1.00%	Mar 2016	(19,018)	(12,832)	(31,850)

Deutsche Bank AG	Metlife, Inc.	3.38%	1,500,000	USD	1,500,000	1.00%	Mar 2016	(26,975)	(115,269)	(142,244)

Deutsche Bank AG	Metlife, Inc.	3.38%	2,200,000	USD	2,200,000	1.00%	Mar 2016	(40,426)	(168,198)	(208,624)

	Republic of
Deutsche Bank AG	Kazakhstan	3.17%	300,000	USD	300,000	1.00%	Mar 2016	(7,915)	(18,841)	(26,756)

	United Kingdom
	of Great Britain
	And Northern
Deutsche Bank AG	Ireland	0.84%	1,200,000	USD	1,200,000	1.00%	Mar 2016	20,264	(11,427)	8,837

	United Mexican
Deutsche Bank AG	States	1.82%	7,500,000	USD	7,500,000	1.00%	Mar 2016	(48,618)	(212,620)	(261,238)

Deutsche Bank AG	CDX.EM.15	n/a	1,100,000	USD	1,100,000	5.00%	Jun 2016	134,184	(67,708)	66,476

	Federative
Deutsche Bank AG	Republic of Brazil	1.88%	7,600,000	USD	7,600,000	1.00%	Jun 2016	(20,632)	(277,752)	(298,384)

	People's Republic
Deutsche Bank AG	of China	1.91%	5,100,000	USD	5,100,000	1.00%	Jun 2016	51,663	(253,858)	(202,195)

Deutsche Bank AG	Republic of Italy	4.73%	2,800,000	USD	2,800,000	1.00%	Jun 2016	(66,345)	(343,175)	(409,520)

Deutsche Bank AG	Republic of Korea	2.12%	1,200,000	USD	1,200,000	1.00%	Jun 2016	534	(58,982)	(58,448)

Deutsche Bank AG	Republic of Korea	2.12%	800,000	USD	800,000	1.00%	Jun 2016	534	(39,500)	(38,966)

	People's Republic
Deutsche Bank AG	of China	1.95%	800,000	USD	800,000	1.00%	Sep 2016	4,202	(38,792)	(34,590)

Deutsche Bank AG	Metlife, Inc.	3.57%	4,100,000	USD	4,100,000	1.00%	Mar 2018	(214,883)	(346,772)	(561,655)

	Republic of
Deutsche Bank AG	Indonesia	3.49%	2,300,000	USD	2,300,000	1.00%	Jun 2021	(149,463)	(262,646)	(412,109)

Goldman Sachs	CDX.NA.IG.10	n/a	2,989,946	USD	2,989,946	0.46%	Jun 2013	-	19,128	19,128

	Berkshire
Goldman Sachs	Hathaway, Inc.	2.28%	1,400,000	USD	1,400,000	1.00%	Mar 2015	(16,820)	(41,567)	(58,387)

Goldman Sachs	CDX.EM.13	n/a	100,000	USD	100,000	5.00%	Jun 2015	8,799	(3,395)	5,404

Goldman Sachs	CDX.EM.13	n/a	100,000	USD	100,000	5.00%	Jun 2015	9,008	(3,604)	5,404

	Federative
Goldman Sachs	Republic of Brazil	1.71%	500,000	USD	500,000	1.00%	Jun 2015	(4,797)	(7,896)	(12,693)

	United Kingdom
	of Great Britain
	And Northern
Goldman Sachs	Ireland	0.80%	2,600,000	USD	2,600,000	1.00%	Dec 2015	48,841	(26,115)	22,726

	United Kingdom
	of Great Britain
	And Northern
Goldman Sachs	Ireland	0.80%	1,000,000	USD	1,000,000	1.00%	Dec 2015	18,951	(10,210)	8,741

Goldman Sachs	Kingdom of Spain	3.80%	500,000	USD	500,000	1.00%	Mar 2016	(29,423)	(24,999)	(54,422)

Goldman Sachs	Republic of Italy	4.72%	500,000	USD	500,000	1.00%	Mar 2016	(16,716)	(53,238)	(69,954)

Goldman Sachs	Republic of Italy	4.72%	7,500,000	USD	7,500,000	1.00%	Mar 2016	(241,076)	(808,233)	(1,049,309)

Goldman Sachs	French Republic	1.79%	9,300,000	USD	9,300,000	0.25%	Jun 2016	(223,329)	(412,019)	(635,348)

529

Goldman Sachs	Republic of Italy	4.73%	1,100,000	USD	1,100,000	1.00%	Jun 2016	(19,646)	(141,237)	(160,883)

	People's Republic
Goldman Sachs	of China	1.95%	300,000	USD	300,000	1.00%	Sep 2016	1,559	(14,530)	(12,971)

Goldman Sachs	CDX.NA.IG.9	n/a	964,499	USD	964,499	0.55%	Dec 2017	-	3,849	3,849

	Republic of
HSBC Bank USA	Panama	0.69%	1,400,000	USD	1,400,000	0.76%	Jan 2012	-	2,455	2,455

HSBC Bank USA	CDX.EM.13	n/a	6,300,000	USD	6,300,000	5.00%	Jun 2015	552,750	(212,304)	340,446

	Federative
HSBC Bank USA	Republic of Brazil	1.71%	2,300,000	USD	2,300,000	1.00%	Jun 2015	(45,635)	(12,752)	(58,387)

	Federative
HSBC Bank USA	Republic of Brazil	1.75%	1,700,000	USD	1,700,000	1.00%	Sep 2015	(13,420)	(34,721)	(48,141)

HSBC Bank USA	CDX.EM.14	n/a	800,000	USD	800,000	5.00%	Dec 2015	84,363	(38,241)	46,122

	Republic of
HSBC Bank USA	Kazakhstan	3.17%	400,000	USD	400,000	1.00%	Mar 2016	(10,231)	(25,443)	(35,674)

	Republic of
HSBC Bank USA	Indonesia	2.94%	2,100,000	USD	2,100,000	1.00%	Jun 2016	(33,343)	(138,976)	(172,319)

HSBC Bank USA	French Republic	1.83%	500,000	USD	500,000	0.25%	Sep 2016	(18,462)	(18,048)	(36,510)

HSBC Bank USA	French Republic	1.83%	500,000	USD	500,000	0.25%	Sep 2016	(29,710)	(6,800)	(36,510)

	United Mexican
HSBC Bank USA	States	2.23%	9,600,000	USD	9,600,000	1.00%	Mar 2021	(417,439)	(518,237)	(935,676)

	United Kingdom
	of Great Britain
JPMorgan Chase	And Northern
Bank, N.A.	Ireland	0.69%	700,000	USD	700,000	1.00%	Mar 2015	2,260	5,295	7,555

	United Kingdom
	of Great Britain
JPMorgan Chase	And Northern
Bank, N.A.	Ireland	0.69%	1,300,000	USD	1,300,000	1.00%	Mar 2015	3,775	10,255	14,030

JPMorgan Chase
Bank, N.A.	CDX.EM.13	n/a	10,000,000	USD	10,000,000	5.00%	Jun 2015	884,376	(343,986)	540,390

JPMorgan Chase	Federative
Bank, N.A.	Republic of Brazil	1.75%	2,100,000	USD	2,100,000	1.00%	Sep 2015	(17,651)	(41,818)	(59,469)

JPMorgan Chase
Bank, N.A.	CDX.EM.14	n/a	500,000	USD	500,000	5.00%	Dec 2015	53,501	(24,675)	28,826

JPMorgan Chase	Government of
Bank, N.A.	Japan	1.37%	1,300,000	USD	1,300,000	1.00%	Mar 2016	9,888	(29,868)	(19,980)

JPMorgan Chase
Bank, N.A.	Metlife, Inc.	3.38%	4,000,000	USD	4,000,000	1.00%	Mar 2016	(81,537)	(297,779)	(379,316)

JPMorgan Chase
Bank, N.A.	CDX.EM.15	n/a	2,000,000	USD	2,000,000	5.00%	Jun 2016	255,407	(134,542)	120,865

JPMorgan Chase	Republic of
Bank, N.A.	Indonesia	2.94%	1,600,000	USD	1,600,000	1.00%	Jun 2016	(26,882)	(104,408)	(131,290)

JPMorgan Chase	Federative
Bank, N.A.	Republic of Brazil	1.93%	1,500,000	USD	1,500,000	1.00%	Sep 2016	(8,853)	(55,987)	(64,840)

530

JPMorgan Chase
Bank, N.A.	CDX.NA.IG.9	n/a	2,121,897	USD	2,121,897	0.55%	Dec 2017	-	9,081	9,081

JPMorgan Chase
Bank, N.A.	Nucor Corp.	1.56%	200,000	USD	200,000	1.00%	Jun 2018	419	(7,173)	(6,754)

Morgan Stanley
Capital Services, Inc.	CDX.NA.IG.9	n/a	4,800,000	USD	4,800,000	0.96%	Dec 2012	-	47,924	47,924

Morgan Stanley
Capital Services, Inc.	CDX.EM.13	n/a	8,700,000	USD	8,700,000	5.00%	Jun 2015	780,646	(310,507)	470,139

Morgan Stanley	Federative
Capital Services, Inc.	Republic of Brazil	1.71%	800,000	USD	800,000	1.00%	Jun 2015	(5,561)	(14,748)	(20,309)

Morgan Stanley
Capital Services, Inc.	CDX.EM.14	n/a	3,800,000	USD	3,800,000	5.00%	Dec 2015	399,189	(180,111)	219,078

Morgan Stanley
Capital Services, Inc.	French Republic	1.76%	500,000	USD	500,000	0.25%	Mar 2016	(14,852)	(16,915)	(31,767)

Morgan Stanley	General Electric
Capital Services, Inc.	Capital Corp.	3.01%	1,200,000	USD	1,200,000	1.00%	Jun 2016	(4,226)	(96,651)	(100,877)

	United Kingdom
	of Great Britain
Morgan Stanley	And Northern
Capital Services, Inc.	Ireland	0.88%	1,800,000	USD	1,800,000	1.00%	Jun 2016	29,322	(18,541)	10,781

Morgan Stanley
Capital Services, Inc.	French Republic	1.83%	3,600,000	USD	3,600,000	0.25%	Sep 2016	(163,507)	(99,364)	(262,871)

Morgan Stanley	People's Republic
Capital Services, Inc.	of China	1.95%	900,000	USD	900,000	1.00%	Sep 2016	4,379	(43,293)	(38,914)

The Royal Bank of
Scotland PLC	French Republic	1.72%	900,000	USD	900,000	0.25%	Dec 2015	(14,600)	(38,252)	(52,852)

The Royal Bank of
Scotland PLC	French Republic	1.76%	500,000	USD	500,000	0.25%	Mar 2016	(14,649)	(17,118)	(31,767)

The Royal Bank of	People's Republic
Scotland PLC	of China	1.91%	4,900,000	USD	4,900,000	1.00%	Jun 2016	48,524	(242,790)	(194,266)

The Royal Bank of	People's Republic
Scotland PLC	of China	1.95%	600,000	USD	600,000	1.00%	Sep 2016	4,042	(29,985)	(25,943)

	Berkshire
UBS AG	Hathaway, Inc.	2.28%	1,400,000	USD	1,400,000	1.00%	Mar 2015	(17,255)	(41,132)	(58,387)

	Federative
UBS AG	Republic of Brazil	1.75%	500,000	USD	500,000	1.00%	Sep 2015	(3,749)	(10,410)	(14,159)

UBS AG	French Republic	1.68%	1,400,000	USD	1,400,000	0.25%	Sep 2015	(29,158)	(46,922)	(76,080)

	United States of
UBS AG	America	0.55%	12,700,000	EUR	16,290,280	0.25%	Sep 2015	(144,829)	(50,774)	(195,603)

UBS AG	CDX.EM.14	n/a	2,200,000	USD	2,200,000	5.00%	Dec 2015	247,826	(120,991)	126,835

UBS AG	French Republic	1.76%	1,600,000	USD	1,600,000	0.25%	Mar 2016	(55,810)	(45,845)	(101,655)

531

	United Kingdom
	of Great Britain
	And Northern
UBS AG	Ireland	0.88%	2,500,000	USD	2,500,000	1.00%	Jun 2016	40,725	(25,751)	14,974

	People's Republic
UBS AG	of China	1.95%	200,000	USD	200,000	1.00%	Sep 2016	987	(9,635)	(8,648)

	People's Republic
UBS AG	of China	1.95%	1,900,000	USD	1,900,000	1.00%	Sep 2016	10,545	(92,696)	(82,151)

UBS AG	Republic of Korea	2.15%	1,600,000	USD	1,600,000	1.00%	Sep 2016	-	(83,723)	(83,723)

	Republic of
UBS AG	Indonesia	3.49%	2,100,000	USD	2,100,000	1.00%	Jun 2021	(137,930)	(238,344)	(376,274)

	Republic of
UBS AG	Indonesia	3.49%	600,000	USD	600,000	1.00%	Jun 2021	(41,772)	(65,735)	(107,507)

					$548,126,844			$3,132,018	($18,699,963)	($15,567,945)

Fair value of derivative instruments by risk category. The table below summarizes the fair value of derivatives held by the Portfolios at September 30, 2011, by risk category:

Portfolio	Risk	Financial instruments	Asset	Liability
		location	Derivatives Fair	Derivatives Fair
			Value	Value

500 Index Trust	Equity contracts	Futures	-	($3,734,323)

	Total		-	($3,734,323)

500 Index Trust B	Equity contracts	Futures	-	($523,923)

	Total		-	($523,923)

Active Bond Trust	Interest rate contracts	Futures	$715,179	($11,402)

	Total		$715,179	($11,402)

All Cap Core Trust	Equity contracts	Futures	-	($137,593)

	Total		-	($137,593)

Bond Trust	Interest rate contracts	Futures	$5,263,154	($1,955,233)

	Total		$5,263,154	($1,955,233)

Bond PS Series Trust	Interest rate contracts	Futures	$16,122	($21,668)

	Total		$16,122	($21,668)

532

Capital Appreciation Value Trust	Equity contracts	Written options	-	($515,244)

	Total		-	($515,244)

Core Allocation Plus Trust	Interest rate contracts	Futures	$62,955	($81,619)

	Credit contracts	Credit default swaps	604,194	(864,765)

	Equity contracts	Futures	151,219	(32,024)

	Foreign currency	Forward foreign currency	101,057	(157,874)
	contracts	contracts

	Total		$919,425	($81,619)

Global Bond Trust	Interest rate contracts	Futures/Written	$6,162,915	($6,146,071)
		options/Interest rate swaps

	Credit contracts	Credit default
		swaps/Written options	1,736,990	(4,352,005)

	Foreign currency	Forward foreign currency	15,845,729	(9,888,212)
	contracts	contracts/Written options

	Total		$23,745,634	($20,386,288)

Health Sciences Trust	Equity contracts	Written options/Purchased	$35,443	($4,652,159)
		options

	Total		$35,443	($4,652,159)

Heritage Trust	Foreign currency	Forward foreign currency	$13,864	($73)
	contracts	contracts

	Total		$13,864	($73)

High Yield Trust	Interest rate contracts	Futures	$673,380	($12,194)

	Foreign currency	Forward foreign currency	287,535	(117,395)
	contracts	contracts

	Total		$960,915	($129,589)

International Core Trust	Equity contracts	Futures	$2,014,646	($39,206)

	Foreign currency	Forward foreign currency	2,653,848	(4,053,597)
	contracts	contracts

	Total		$4,668,494	($4,092,803)

International Equity Index Trust A	Equity contracts	Futures	$286,488	($63,343)

		533

	Foreign currency	Foreign forward currency	98,323	(432,590)
	contracts	contracts

	Total		$384,811	($495,933)

International Equity Index Trust B	Equity contracts	Futures	$144,400	($62,467)

	Foreign currency	Foreign forward currency	84,709	(378,852)
	contracts	contracts

	Total		$229,109	($441,319)

International Index Trust	Equity contracts	Futures	$202,635	($300,776)

	Foreign currency	Futures	32,872	(728,892)
	contracts

	Total		$235,507	($1,029,668)

International Opportunities Trust	Foreign currency	Foreign forward currency	$538,782	($1,830,751)
	contracts	contracts

	Total		$538,782	($1,830,751)

Investment Quality Bond Trust	Interest rate contracts	Futures/Interest rate swaps	$343,389	($1,819,058)

	Credit contracts	Credit default swaps
			3,010,706	(4,353,775)

	Foreign currency	Forward foreign currency	686,309	(484,862)
	contracts	contracts

	Total		$4,040,404	($6,657,695)

Mid Cap Index Trust	Equity contracts	Futures	-	($1,403,995)

	Total		-	($1,403,995)

Mutual Shares Trust	Foreign currency	Forward foreign currency	$4,826,920	($949,007)
	contracts	contracts

	Total		$4,826,920	($949,007)

New Income Trust	Interest rate contracts	Futures	$30,211	-

	Foreign currency	Forward foreign currency	7,150,527	($5,548,669)
	contracts	contracts

	Total		$7,180,738	($5,548,669)

		534

Real Return Bond Trust	Interest rate contracts	Futures/Written	$467,753	($484,015)
		options/Purchased
		options/Interest rate swaps

	Credit contracts	Credit default
		swaps/Written options	221,880.00	(133,903.00)

	Foreign currency	Forward foreign currency	969,982	(656,750)
	contracts	contracts/Written options

	Total		$1,659,615	($1,274,668)

Small Cap Index Trust	Equity contracts	Futures	-	($2,812,999)

	Total		-	($2,812,999)

Smaller Company Growth Trust	Equity contracts	Futures	-	($103,495)

	Total		-	($103,495)

Strategic Allocation Trust	Equity contracts	Futures	$259,195	($1,321,578)

	Foreign currency	Forward foreign currency	1,319	(63,235)
	contracts	contracts

	Total		$260,514	($1,384,813)

Strategic Income Opportunities	Foreign currency	Forward foreign currency	$2,080,757	($1,116,577)
Trust	contracts	contracts/Purchased
		options

	Total		$2,080,757	($1,116,577)

Total Return Trust	Interest rate contracts	Futures/Written	$46,539,014	($49,509,241)
		options/Purchased
		options/Interest rate swaps

	Credit contracts	Credit default	5,249,952	(21,377,829)
		swaps/Written options

	Foreign currency	Forward foreign currency	25,584,884	(38,595,467)
	contracts	contracts

	Total		$77,373,850	($109,482,537)

Total Stock Market Index Trust	Equity contracts	Futures	-	($444,665)

	Total		-	($444,665)

		535

Utilities Trust	Foreign currency	Forward foreign currency	$2,441,009	($329,679)
	contracts	contracts

	Total		$2,441,009	($329,679)

Direct placement securities. The Portfolios may hold direct placement securities which are restricted as to resale and the Portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at September 30, 2011.

						Value as a
		Original				percentage of
		Acquisition	Acquisition	Beginning	Ending share	Portfolio's	Value as of
Portfolio	Issuer, Description	date	cost	share amount	amount	net assets	9-30-11

Balanced Trust	Facebook, Inc., Class A	8/12/2011	$31,708	-	1,018	0.03%	$31,708
	Bought: 1,018
	Facebook, Inc., Class B	3/31/2011	$107,376	-	4,294	0.11%	$133,746
	Bought: 4,294

Blue Chip Growth
Trust	Facebook, Inc., Class A	8/12/2011	$1,981,921	-	63,631	0.13%	$1,981,921
	Bought: 63,631
	Facebook, Inc., Class B	3/31/2011	$7,618,692	-	304,677	0.61%	$9,489,805
	Bought: 304,677

Financial Services
Trust	SKBHC Holdings LLC	11/8/2010	$1,934,579	269	387	1.47%	$1,934,572
	Bought: 118

Health Sciences Trust	Tesaro, Inc.	6/6/2011	$113,098	-	51,999	0.08%	$113,098
	Bought: 51,199

Mutual Shares Trust	Cerberus Investors I LLC	8/8/2007	$408,062	432,150	769,345	0.02%	$100,015
	Reinvest: 337,195
	Cerberus Investors II LLC	8/8/2007	$408,055	432,143	769,332	0.02%	$100,013
	Reinvest: 337,189
	Cerberus Investors III LLC	8/8/2007	$204,057	216,100	384,718	0.01%	$50,013
	Reinvest: 168,618

Science & Technology
Trust	Angie's List	3/15/2011	$689,829	-	9,752	0.20%	$689,829
	Bought: 9,752
	Coupon.com	6/1/2011	$471,099	-	85,758	0.13%	$471,099
	Bought: 85,578
	Facebook, Inc., Class A	8/12/2011	$458,921	-	14,734	0.13%	$458,921
	Bought: 14,734

536

Facebook, Inc., Class B	3/31/2011	$957,624	-	38,296	0.34%	$1,192,809
Bought: 38,296
Silver Spring Networks, Series E	12/11/2009	$386,000	38,600	38,600	0.10%	$347,400
Bought: 0
Twitter, Inc.	9/24/2009	$333,049	26,048	125,031	0.58%	$2,012,199
3:1 Stock Split: 52,096
2:1 Stock Split: 78,144
Tender offer: (31,257)

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

537

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 18, 2011

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 18, 2011